UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number:         811-03213

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 1-18-102 Columbus, OH 43215
 (Address of principal executive offices) (Zip code)

Stephen R. Rimes, Esq.
One Nationwide Plaza
Mail Code:  1-18-102
Columbus, OH 43215
(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-3820

Date of fiscal year end: December 31, 2024

Date of reporting period: January 1, 2024 through December 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than ten (10) days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, D C 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”) (17 CFR270.30e-1).

(b)    Include a copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

NVIT Allspring Discovery Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Allspring Discovery Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$90	0.82%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The trailing twelve-month period that ended on December 31, 2024, was an impressive year for United States (U.S.) equities. The broader economy demonstrated resilience, supported by steady inflation, consumer spending, and earnings growth that largely exceeded expectations. Artificial Intelligence (“AI”) emerged as a pivotal driver for growth, with companies investing heavily to capitalize on its potential. Driven largely by the “Magnificent 7,” growth indexes outperformed value during the year.

The Fund benefited from security selection within the Industrials sector, particularly companies facilitating the buildout of AI. Vertiv Holdings Corp manufactures cooling and power solutions for data centers. The rapid adoption of AI, which requires significantly more energy and cooling solutions, generated substantial demand for Vertiv’s products. While we continue to hold conviction in the security, we exited the position due to our valuation discipline. EMCOR Group, Inc. is a leading provider of electrical, heating, ventilation, and air conditioning (HVAC) systems to highly regulated industries. They are benefiting from the reshoring movement for healthcare, semiconductor manufacturing, data centers, and life sciences. We continue to hold the position.

Portfolio holdings within Information Technology and Consumer Staples detracted from returns. The shift of enterprise budgets from software upgrades to the buildout of AI resulted in reduced consumption for many software companies. As a result, MongoDB, Inc., a provider of cloud database software, reset expectations for 2025. We believe these near-term headwinds will abate, and MongoDB will benefit as the buildout of AI transitions from infrastructure to usage; we continue to hold the position. Within Staples, shares of e.l.f. Beauty, Inc. sold off in the 3rd quarter due to a mixture of intra-quarter data and high investor expectations. We believe this was an overreaction and added to the position in the fourth quarter.

Total Return Based on a $10,000  Investment

	Class I	Russell 3000® Index	Russell 2500® Growth Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,982	$10,048	$9,981
Dec 16	$10,627	$11,322	$10,952
Dec 17	$13,574	$13,714	$13,631
Dec 18	$12,645	$12,998	$12,613
Dec 19	$17,355	$17,013	$16,731
Dec 20	$27,924	$20,536	$23,502
Dec 21	$26,611	$25,784	$24,686
Dec 22	$16,603	$20,831	$18,216
Dec 23	$20,019	$26,239	$21,664
Dec 24	$23,723	$32,486	$23,712

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	18.50%	6.45%	9.02%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2500® Growth Index	13.90%	8.08%	9.45%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.4%
Repurchase Agreements	2.1%
Other liabilities in excess of assets	-1.5%
Software	12.9%
Biotechnology	7.2%
Hotels, Restaurants & Leisure	6.6%
Health Care Equipment & Supplies	6.1%
Commercial Services & Supplies	5.6%
Capital Markets	5.2%
Construction & Engineering	5.0%
Health Care Providers & Services	4.3%
Trading Companies & Distributors	4.3%
Semiconductors & Semiconductor Equipment	3.7%
Other IndustriesFootnote Reference#	39.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$462,533,646
Number of Portfolio Holdings	80
Portfolio Turnover Rate	62.68%
Advisory Fees - net of reimbursement & waiver, if any	$3,217,410

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Allspring Discovery Fund

Annual Shareholder Report - December 31, 2024

AR-DIS-I (12-24)

NVIT Allspring Discovery Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Allspring Discovery Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$117	1.07%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The trailing twelve-month period that ended on December 31, 2024, was an impressive year for United States (U.S.) equities. The broader economy demonstrated resilience, supported by steady inflation, consumer spending, and earnings growth that largely exceeded expectations. Artificial Intelligence (“AI”) emerged as a pivotal driver for growth, with companies investing heavily to capitalize on its potential. Driven largely by the “Magnificent 7,” growth indexes outperformed value during the year.

The Fund benefited from security selection within the Industrials sector, particularly companies facilitating the buildout of AI. Vertiv Holdings Corp manufactures cooling and power solutions for data centers. The rapid adoption of AI, which requires significantly more energy and cooling solutions, generated substantial demand for Vertiv’s products. While we continue to hold conviction in the security, we exited the position due to our valuation discipline. EMCOR Group, Inc. is a leading provider of electrical, heating, ventilation, and air conditioning (HVAC) systems to highly regulated industries. They are benefiting from the reshoring movement for healthcare, semiconductor manufacturing, data centers, and life sciences. We continue to hold the position.

Portfolio holdings within Information Technology and Consumer Staples detracted from returns. The shift of enterprise budgets from software upgrades to the buildout of AI resulted in reduced consumption for many software companies. As a result, MongoDB, Inc., a provider of cloud database software, reset expectations for 2025. We believe these near-term headwinds will abate, and MongoDB will benefit as the buildout of AI transitions from infrastructure to usage; we continue to hold the position. Within Staples, shares of e.l.f. Beauty, Inc. sold off in the 3rd quarter due to a mixture of intra-quarter data and high investor expectations. We believe this was an overreaction and added to the position in the fourth quarter.

Total Return Based on a $10,000  Investment

	Class II	Russell 3000® Index	Russell 2500® Growth Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,965	$10,048	$9,981
Dec 16	$10,569	$11,322	$10,952
Dec 17	$13,478	$13,714	$13,631
Dec 18	$12,528	$12,998	$12,613
Dec 19	$17,143	$17,013	$16,731
Dec 20	$27,514	$20,536	$23,502
Dec 21	$26,156	$25,784	$24,686
Dec 22	$16,265	$20,831	$18,216
Dec 23	$19,590	$26,239	$21,664
Dec 24	$23,132	$32,486	$23,712

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	18.08%	6.18%	8.75%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2500® Growth Index	13.90%	8.08%	9.45%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.4%
Repurchase Agreements	2.1%
Other liabilities in excess of assets	-1.5%
Software	12.9%
Biotechnology	7.2%
Hotels, Restaurants & Leisure	6.6%
Health Care Equipment & Supplies	6.1%
Commercial Services & Supplies	5.6%
Capital Markets	5.2%
Construction & Engineering	5.0%
Health Care Providers & Services	4.3%
Trading Companies & Distributors	4.3%
Semiconductors & Semiconductor Equipment	3.7%
Other IndustriesFootnote Reference#	39.1%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$462,533,646
Number of Portfolio Holdings	80
Portfolio Turnover Rate	62.68%
Advisory Fees - net of reimbursement & waiver, if any	$3,217,410

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Allspring Discovery Fund

Annual Shareholder Report - December 31, 2024

AR-DIS-II (12-24)

NVIT American Funds Asset Allocation Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT American Funds Asset Allocation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$101	0.93%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Below is the 2024 annual report commentary from the American Funds Insurance Series ® Asset Allocation Fund, which is the sole investment of the Fund.

During the Fund's fiscal year, United States (U.S.) economic growth remained solid, driven by strong consumer spending, despite uncertainties regarding the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined, while longer term yields rose.

Holdings in most equity sectors produced positive returns for the Fund, with utilities, information technology, financials and communication services companies particularly additive to results. Consumer discretionary, consumer staples and materials shares were also positive, though below the portfolio’s overall return.

In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. The bond portfolio yielded lower returns than equities but helped in mitigating overall portfolio risk by providing protection against market volatility.

Total Return Based on a $10,000  Investment

	Class II	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000	$10,000	$10,000
Dec 15	$10,098	$10,138	$10,128	$10,055
Dec 16	$11,007	$11,351	$10,960	$10,321
Dec 17	$12,745	$13,828	$12,522	$10,687
Dec 18	$12,111	$13,223	$12,239	$10,688
Dec 19	$14,628	$17,386	$14,945	$11,620
Dec 20	$16,383	$20,586	$17,243	$12,493
Dec 21	$18,792	$26,496	$19,994	$12,300
Dec 22	$16,210	$21,697	$16,813	$10,700
Dec 23	$18,453	$27,402	$19,791	$11,292
Dec 24	$21,405	$34,257	$22,785	$11,433

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	16.00%	7.91%	7.91%
S&P 500® Index	25.02%	14.53%	13.10%
Blended IndexFootnote Reference1	15.13%	8.80%	8.57%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Footnote	Description
Footnote[1]	The Blended Index comprises 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Key Fund Statistics

Net Assets	$6,359,430,651
Number of Portfolio Holdings	1
Portfolio Turnover Rate	6.81%
Advisory Fees - net of reimbursement & waiver, if any	$-

Top Ten HoldingsFootnote Reference1

American Funds Asset Allocation Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon total investments as of December 31, 2024.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Asset Allocation Fund

Annual Shareholder Report - December 31, 2024

AR-AM-AA-II (12-24)

NVIT American Funds Bond Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT American Funds Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$88	0.87%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Below is the 2024 annual report commentary from the American Funds Insurance Series ® The Bond Fund of America Fund, which is the sole investment of the Fund.

During the Fund’s fiscal year, the United States (U.S.) Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.

Within the Fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio's duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.

Conversely, the Fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$9,977	$10,055
Dec 16	$10,241	$10,321
Dec 17	$10,570	$10,687
Dec 18	$10,457	$10,688
Dec 19	$11,396	$11,620
Dec 20	$12,445	$12,493
Dec 21	$12,356	$12,300
Dec 22	$10,774	$10,700
Dec 23	$11,259	$11,292
Dec 24	$11,352	$11,433

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	0.82%	-0.08%	1.28%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Key Fund Statistics

Net Assets	$3,316,367,386
Number of Portfolio Holdings	1
Portfolio Turnover Rate	13.68%
Advisory Fees - net of reimbursement & waiver, if any	$-

Top Ten HoldingsFootnote Reference1

American Funds The Bond Fund of America, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon total investments as of December 31, 2024.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Bond Fund

Annual Shareholder Report - December 31, 2024

AR-AM-BD-II (12-24)

NVIT American Funds Global Growth Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT American Funds Global Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$112	1.05%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Below is the 2024 annual report commentary from American Funds Insurance Series® Global Growth Fund, which is the sole investment of the Fund.

During the Fund's fiscal year, United States (U.S.) economic growth remained solid, driven by strong consumer spending. This growth persisted despite the uncertainties surrounding the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the United Kingdom economy contracted in September and October, but grew slightly in November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.

Holdings in a majority of equity sectors produced positive contribution for the Fund, with shares of information technology, financials and communication services companies particularly additive to results. Industrials and consumer discretionary sectors were also positive, although below the portfolio’s overall return. Geographically, investments based in the U.S., Taiwan and Canada were additive.

On the contrary, holdings in the consumer staples, energy and utilities sectors weighed on results during the period. Likewise, investments in South Korea, Germany and India posted negative overall returns.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI
Dec 14	$10,000	$10,000
Dec 15	$10,654	$9,764
Dec 16	$10,674	$10,531
Dec 17	$13,980	$13,056
Dec 18	$12,662	$11,826
Dec 19	$17,066	$14,972
Dec 20	$22,174	$17,405
Dec 21	$25,723	$20,631
Dec 22	$19,278	$16,843
Dec 23	$23,546	$20,583
Dec 24	$26,661	$24,183

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	13.23%	9.33%	10.30%
MSCI ACWI	17.49%	10.06%	9.23%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Key Fund Statistics

Net Assets	$583,955,996
Number of Portfolio Holdings	1
Portfolio Turnover Rate	7.72%
Advisory Fees - net of reimbursement & waiver, if any	$-

Top Ten HoldingsFootnote Reference1

American Funds Global Growth Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon total investments as of December 31, 2024.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Global Growth Fund

Annual Shareholder Report - December 31, 2024

AR-AM-GG-II (12-24)

NVIT American Funds Growth Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT American Funds Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$112	0.97%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Below is the 2024 annual report commentary from the American Funds Insurance Series ® Growth Fund, which is the sole investment of the Fund.

During the Fund's fiscal year, United States (U.S.) economic growth remained solid driven by strong consumer spending. Headwinds to the market included uncertainty surrounding the presidential election, higher interest rates and slowing job growth. However, the market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (Fed) target as well as an expanding government budget deficit. Speculation surrounding the pace and magnitude of the Fed’s rate cuts was a primary driver of market returns.

Overall, most sectors added to the Fund’s positive results with communication services and information technology holdings leading the way. Likewise, returns among the Fund’s consumer discretionary and financials holdings surpassed those of the overall portfolio, contributing to relative results.

In terms of detractors, holdings in the energy and consumer staples sectors weighed on the Fund’s relative results.

Total Return Based on a $10,000  Investment

	Class II	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,643	$10,138
Dec 16	$11,607	$11,351
Dec 17	$14,834	$13,828
Dec 18	$14,736	$13,223
Dec 19	$19,199	$17,386
Dec 20	$29,086	$20,586
Dec 21	$35,349	$26,496
Dec 22	$24,668	$21,697
Dec 23	$34,030	$27,402
Dec 24	$44,631	$34,257

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	31.15%	18.38%	16.14%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Key Fund Statistics

Net Assets	$2,090,832,907
Number of Portfolio Holdings	1
Portfolio Turnover Rate	6.71%
Advisory Fees - net of reimbursement & waiver, if any	$-

Top Ten HoldingsFootnote Reference1

American Funds Growth Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon total investments as of December 31, 2024.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Growth Fund

Annual Shareholder Report - December 31, 2024

AR-AM-GR-II (12-24)

NVIT American Funds Growth-Income Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT American Funds Growth-Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference†	Costs paid as a percentage of a $10,000 investmentFootnote Reference†Footnote Reference*
Class II	$102	0.91%
Footnote	Description
Footnote†	The table above reflects the expenses of both the Fund and its associated American Funds Master Fund.
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Below is the 2024 annual report commentary from the American Funds Insurance Series ® Growth-Income Fund, which is the sole investment of the Fund.

During the Fund's fiscal year, United States (U.S.) economic growth remained solid, driven by strong consumer spending despite uncertainties of the presidential election, high interest rates and a slowing labor market. Inflation declined but stayed above the U.S. Federal Reserve’s target. Government spending grew rapidly, partly due to federal grants. U.S. exports remained flat over the past year, while imports increased. Communication services and information technology were the top-returning sectors.

Within the Fund, most sectors added positive returns to the portfolio, with communication services, information technology and consumer discretionary holdings particularly additive. Financials and utilities companies also saw returns surpassing those of the overall portfolio.

Conversely, holdings in materials posted negative overall returns. Holdings in health care and real estate shares, while still positive, contributed less than the broader portfolio’s overall return.

Total Return Based on a $10,000  Investment

	Class II	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,109	$10,138
Dec 16	$11,229	$11,351
Dec 17	$13,691	$13,828
Dec 18	$13,392	$13,223
Dec 19	$16,830	$17,386
Dec 20	$19,031	$20,586
Dec 21	$23,531	$26,496
Dec 22	$19,574	$21,697
Dec 23	$24,600	$27,402
Dec 24	$30,444	$34,257

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	23.76%	12.59%	11.78%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Key Fund Statistics

Net Assets	$4,107,176,103
Number of Portfolio Holdings	1
Portfolio Turnover Rate	6.00%
Advisory Fees - net of reimbursement & waiver, if any	$-

Top Ten HoldingsFootnote Reference1

American Funds Growth-Income Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon total investments as of December 31, 2024.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT American Funds Growth-Income Fund

Annual Shareholder Report - December 31, 2024

AR-AM-GI-II (12-24)

NVIT Amundi Multi Sector Bond Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Amundi Multi Sector Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$85	0.81%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Despite a cooling domestic labor market, the United States (U.S.) economy grew faster than expected in 2024 as growth was supported by solid consumer and government spending. Over the 12 months ending December 31st, 2024, market participants faced high-interest rate volatility, with the Federal Reserve (Fed) eventually disappointing most participants with the amount and outlook for rate cuts. As a result, the yield curve twisted, with short-term rates falling while the long end increased in rates.

Given the re-steepening of the U.S. yield curve, U.S. fixed income returns were largely dictated by interest rate duration exposure. Shorter-duration outperformed longer-duration and “plus” sectors outperformed government and high-quality sectors.

The steepening yield curve did not negatively affect the Fund to the same extent as long-only indices, as the Fund’s interest rate hedges added a meaningful degree of protection. From a sector perspective, corporate cash bonds were the largest positive contributors, as spreads contracted during the year. This performance was partially offset by corporate credit hedges (short exposure), which were the Fund’s only significant detractors for the period. As corporate credit spreads remained tight throughout 2024, Portfolio Managers relied on less traditional credit sectors to diversify exposure and elevate potential total returns. Securitized credit spreads lagged their corporate counterpart’s rally in 2023 and made up ground with a robust 2024. Residential and commercial mortgage exposures contributed the largest excess returns while Asset-Backed Securities and Agency Mortgage-Backed Securities generated excess returns to a lesser extent. Insurance Linked Securities, which receive high premiums for reinsuring a diversified book of global perils, rounded out the Fund’s alternative sources of excess income and return.

Total Return Based on a $10,000  Investment

	Class I	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$9,711	$10,055
Dec 16	$10,551	$10,321
Dec 17	$11,219	$10,687
Dec 18	$10,956	$10,688
Dec 19	$11,960	$11,620
Dec 20	$12,446	$12,493
Dec 21	$13,097	$12,300
Dec 22	$12,797	$10,700
Dec 23	$13,910	$11,292
Dec 24	$15,348	$11,433

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	10.34%	5.12%	4.38%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	61.3%
Mortgage-Backed Securities	13.6%
Asset-Backed Securities	10.6%
Collateralized Mortgage Obligations	10.4%
Repurchase Agreements	9.7%
Commercial Mortgage-Backed Securities	7.0%
Loan Participations	3.1%
Other liabilities in excess of assets	-15.7%
Banks	8.9%
Oil, Gas & Consumable Fuels	6.5%
Insurance	6.3%
Financial Services	4.5%
Consumer Finance	3.6%
Passenger Airlines	2.1%
Hotels, Restaurants & Leisure	2.1%
Capital Markets	1.8%
Media	1.6%
Health Care Providers & Services	1.3%
Other IndustriesFootnote Reference#	61.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$280,843,497
Number of Portfolio Holdings	308
Portfolio Turnover Rate	276.07%
Advisory Fees - net of reimbursement & waiver, if any	$1,519,411

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Amundi Multi Sector Bond Fund

Annual Shareholder Report - December 31, 2024

AR-MSB-I (12-24)

NVIT AQR Large Cap Defensive Style Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT AQR Large Cap Defensive Style Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$84	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As a defensive-oriented portfolio with lower beta than the broader benchmark, the strategy is expected to underperform during strong market rally environments as was the case in 2024.

Both sector selection and stock selection within sectors detracted over the 2024 period.

For sector selection, an underweight position in Information Technology and overweight positions in both Health Care and Consumer Staples drove underperformance over the period. Gains from an underweight to Real Estate partially offset those losses.

For stock selection within sector, stock selection within Information Technology, Industrials, Communication Services and Financials detracted over the period. Gains from stock selection within Energy modestly offset those losses.

The Fund ended the period with a highly diversified stock portfolio of 160 names. The largest sector overweight relative to the benchmark at the end of the period was in Consumer Staples, Health Care, and Industrials. Conversely, the Fund’s primary underweights were in Information Technology, Consumer Discretionary, and Real Estate.

At a stock level, the largest contributors were Walmart, Progressive, and Kroger due to being overweight compared to the benchmark.

The largest detractors were Nvidia, Apple, and Amazon.com due to underweight positions compared to the benchmark.

Total Return Based on a $10,000  Investment

	Class I	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,094	$10,138
Dec 16	$11,243	$11,351
Dec 17	$13,550	$13,828
Dec 18	$13,550	$13,223
Dec 19	$17,521	$17,386
Dec 20	$19,335	$20,586
Dec 21	$23,566	$26,496
Dec 22	$21,576	$21,697
Dec 23	$23,362	$27,402
Dec 24	$26,552	$30,991

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	13.66%	8.67%	10.26%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.1%
Repurchase Agreements	3.5%
Other liabilities in excess of assets	-1.6%
Insurance	7.6%
Software	5.5%
Health Care Providers & Services	5.3%
Consumer Staples Distribution & Retail	4.6%
Food Products	4.4%
Aerospace & Defense	4.1%
Professional Services	4.1%
Beverages	3.9%
Biotechnology	3.9%
Commercial Services & Supplies	3.9%
Other IndustriesFootnote Reference#	52.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$676,525,453
Number of Portfolio Holdings	166
Portfolio Turnover Rate	19.96%
Advisory Fees - net of reimbursement & waiver, if any	$4,013,401

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT AQR Large Cap Defensive Style Fund

Annual Shareholder Report - December 31, 2024

AR-LCD-I (12-24)

NVIT AQR Large Cap Defensive Style Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT AQR Large Cap Defensive Style Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$111	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As a defensive-oriented portfolio with lower beta than the broader benchmark, the strategy is expected to underperform during strong market rally environments as was the case in 2024.

Both sector selection and stock selection within sectors detracted over the 2024 period.

For sector selection, an underweight position in Information Technology and overweight positions in both Health Care and Consumer Staples drove underperformance over the period. Gains from an underweight to Real Estate partially offset those losses.

For stock selection within sector, stock selection within Information Technology, Industrials, Communication Services and Financials detracted over the period. Gains from stock selection within Energy modestly offset those losses.

The Fund ended the period with a highly diversified stock portfolio of 160 names. The largest sector overweight relative to the benchmark at the end of the period was in Consumer Staples, Health Care, and Industrials. Conversely, the Fund’s primary underweights were in Information Technology, Consumer Discretionary, and Real Estate.

At a stock level, the largest contributors were Walmart, Progressive, and Kroger due to being overweight compared to the benchmark.

The largest detractors were Nvidia, Apple, and Amazon.com due to underweight positions compared to the benchmark.

Total Return Based on a $10,000  Investment

	Class II	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,066	$10,138
Dec 16	$11,189	$11,351
Dec 17	$13,454	$13,828
Dec 18	$13,417	$13,223
Dec 19	$17,311	$17,386
Dec 20	$19,052	$20,586
Dec 21	$23,162	$26,496
Dec 22	$21,156	$21,697
Dec 23	$22,855	$27,402
Dec 24	$25,902	$30,991

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	13.33%	8.39%	9.99%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.1%
Repurchase Agreements	3.5%
Other liabilities in excess of assets	-1.6%
Insurance	7.6%
Software	5.5%
Health Care Providers & Services	5.3%
Consumer Staples Distribution & Retail	4.6%
Food Products	4.4%
Aerospace & Defense	4.1%
Professional Services	4.1%
Beverages	3.9%
Biotechnology	3.9%
Commercial Services & Supplies	3.9%
Other IndustriesFootnote Reference#	52.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$676,525,453
Number of Portfolio Holdings	166
Portfolio Turnover Rate	19.96%
Advisory Fees - net of reimbursement & waiver, if any	$4,013,401

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT AQR Large Cap Defensive Style Fund

Annual Shareholder Report - December 31, 2024

AR-LCD-II (12-24)

NVIT AQR Large Cap Defensive Style Fund

Class IV

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT AQR Large Cap Defensive Style Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$84	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

As a defensive-oriented portfolio with lower beta than the broader benchmark, the strategy is expected to underperform during strong market rally environments as was the case in 2024.

Both sector selection and stock selection within sectors detracted over the 2024 period.

For sector selection, an underweight position in Information Technology and overweight positions in both Health Care and Consumer Staples drove underperformance over the period. Gains from an underweight to Real Estate partially offset those losses.

For stock selection within sector, stock selection within Information Technology, Industrials, Communication Services and Financials detracted over the period. Gains from stock selection within Energy modestly offset those losses.

The Fund ended the period with a highly diversified stock portfolio of 160 names. The largest sector overweight relative to the benchmark at the end of the period was in Consumer Staples, Health Care, and Industrials. Conversely, the Fund’s primary underweights were in Information Technology, Consumer Discretionary, and Real Estate.

At a stock level, the largest contributors were Walmart, Progressive, and Kroger due to being overweight compared to the benchmark.

The largest detractors were Nvidia, Apple, and Amazon.com due to underweight positions compared to the benchmark.

Total Return Based on a $10,000  Investment

	Class IV	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,087	$10,138
Dec 16	$11,236	$11,351
Dec 17	$13,544	$13,828
Dec 18	$13,544	$13,223
Dec 19	$17,518	$17,386
Dec 20	$19,326	$20,586
Dec 21	$23,559	$26,496
Dec 22	$21,569	$21,697
Dec 23	$23,357	$27,402
Dec 24	$26,550	$30,991

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	13.67%	8.67%	10.26%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.1%
Repurchase Agreements	3.5%
Other liabilities in excess of assets	-1.6%
Insurance	7.6%
Software	5.5%
Health Care Providers & Services	5.3%
Consumer Staples Distribution & Retail	4.6%
Food Products	4.4%
Aerospace & Defense	4.1%
Professional Services	4.1%
Beverages	3.9%
Biotechnology	3.9%
Commercial Services & Supplies	3.9%
Other IndustriesFootnote Reference#	52.7%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$676,525,453
Number of Portfolio Holdings	166
Portfolio Turnover Rate	19.96%
Advisory Fees - net of reimbursement & waiver, if any	$4,013,401

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT AQR Large Cap Defensive Style Fund

Annual Shareholder Report - December 31, 2024

AR-LCD-IV (12-24)

NVIT BlackRock Equity Dividend Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$84	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

In 2024, U.S. equities saw a +25% rise in the S&P 500, following a +26% gain in 2023. This rare consecutive performance was driven by strong economic growth, with consumer spending contributing 80% of the expansion. Unemployment rose slightly to 4.2% by November, while a tight housing market boosted home equity values. Generative AI and tech innovations led to significant gains in mega-cap tech companies. However, in the second half of 2024, market gains broadened, with the "Magnificent Seven" contributing 20% of total returns, down from 60% in the first half, highlighting new opportunities in fundamentally strong stocks.

The largest contributor to relative performance was stock selection in Industrials. Notably, selection decisions within the professional services and aerospace & defense industries proved beneficial. Selection decisions in Consumer Discretionary were also a source of relative outperformance, led by investments in autos and broadline retail. Other notable contributors included stock selection in Financials and Utilities.

At a stock level, our largest contributors were First Citizens Bancshares, Wells Fargo, and our underweight to Intel.

The largest detractor from relative performance was due to investment decisions in the Healthcare sector. Notably, our overweight allocation to HMOs hurt relative results, as did our stock selection within healthcare equipment. Within Consumer Staples, selection decisions in distribution & retail weighed on relative returns. Other notable detractors included stock selection in Information Technology and our cash position, which proved costly in a rising equity market.

At a stock level, our largest detractors were our positions in Samsung, Baxter, and Dollar General.

Total Return Based on a $10,000  Investment

	Class I	Russell 1000® Index	Russell 1000® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,370	$10,091	$9,617
Dec 16	$11,046	$11,303	$11,285
Dec 17	$13,034	$13,754	$12,826
Dec 18	$12,088	$13,099	$11,765
Dec 19	$15,390	$17,197	$14,888
Dec 20	$15,948	$20,772	$15,305
Dec 21	$19,184	$26,243	$19,155
Dec 22	$18,419	$21,224	$17,711
Dec 23	$20,626	$26,854	$19,741
Dec 24	$22,660	$33,436	$21,417

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	9.86%	8.04%	8.52%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	95.3%
Master Limited Partnership	1.1%
Other assets in excess of liabilities	3.6%
Banks	12.8%
Health Care Providers & Services	8.9%
Oil, Gas & Consumable Fuels	5.8%
Insurance	5.0%
Health Care Equipment & Supplies	4.8%
Aerospace & Defense	4.5%
Professional Services	4.0%
Chemicals	3.4%
Electric Utilities	3.3%
Technology Hardware, Storage & Peripherals	3.2%
Other IndustriesFootnote Reference#	44.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$529,211,053
Number of Portfolio Holdings	92
Portfolio Turnover Rate	50.55%
Advisory Fees - net of reimbursement & waiver, if any	$3,221,163

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BlackRock Equity Dividend Fund

Annual Shareholder Report - December 31, 2024

AR-BR-EQD-I (12-24)

NVIT BlackRock Equity Dividend Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$110	1.05%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

In 2024, U.S. equities saw a +25% rise in the S&P 500, following a +26% gain in 2023. This rare consecutive performance was driven by strong economic growth, with consumer spending contributing 80% of the expansion. Unemployment rose slightly to 4.2% by November, while a tight housing market boosted home equity values. Generative AI and tech innovations led to significant gains in mega-cap tech companies. However, in the second half of 2024, market gains broadened, with the "Magnificent Seven" contributing 20% of total returns, down from 60% in the first half, highlighting new opportunities in fundamentally strong stocks.

The largest contributor to relative performance was stock selection in Industrials. Notably, selection decisions within the professional services and aerospace & defense industries proved beneficial. Selection decisions in Consumer Discretionary were also a source of relative outperformance, led by investments in autos and broadline retail. Other notable contributors included stock selection in Financials and Utilities.

At a stock level, our largest contributors were First Citizens Bancshares, Wells Fargo, and our underweight to Intel.

The largest detractor from relative performance was due to investment decisions in the Healthcare sector. Notably, our overweight allocation to HMOs hurt relative results, as did our stock selection within healthcare equipment. Within Consumer Staples, selection decisions in distribution & retail weighed on relative returns. Other notable detractors included stock selection in Information Technology and our cash position, which proved costly in a rising equity market.

At a stock level, our largest detractors were our positions in Samsung, Baxter, and Dollar General.

Total Return Based on a $10,000  Investment

	Class II	Russell 1000® Index	Russell 1000® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,349	$10,091	$9,617
Dec 16	$10,991	$11,303	$11,285
Dec 17	$12,935	$13,754	$12,826
Dec 18	$11,970	$13,099	$11,765
Dec 19	$15,203	$17,197	$14,888
Dec 20	$15,712	$20,772	$15,305
Dec 21	$18,854	$26,243	$19,155
Dec 22	$18,045	$21,224	$17,711
Dec 23	$20,168	$26,854	$19,741
Dec 24	$22,098	$33,436	$21,417

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	9.57%	7.77%	8.25%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	95.3%
Master Limited Partnership	1.1%
Other assets in excess of liabilities	3.6%
Banks	12.8%
Health Care Providers & Services	8.9%
Oil, Gas & Consumable Fuels	5.8%
Insurance	5.0%
Health Care Equipment & Supplies	4.8%
Aerospace & Defense	4.5%
Professional Services	4.0%
Chemicals	3.4%
Electric Utilities	3.3%
Technology Hardware, Storage & Peripherals	3.2%
Other IndustriesFootnote Reference#	44.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$529,211,053
Number of Portfolio Holdings	92
Portfolio Turnover Rate	50.55%
Advisory Fees - net of reimbursement & waiver, if any	$3,221,163

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BlackRock Equity Dividend Fund

Annual Shareholder Report - December 31, 2024

AR-BR-EQD-II (12-24)

NVIT BlackRock Equity Dividend Fund

Class IV

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT BlackRock Equity Dividend Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$84	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

In 2024, U.S. equities saw a +25% rise in the S&P 500, following a +26% gain in 2023. This rare consecutive performance was driven by strong economic growth, with consumer spending contributing 80% of the expansion. Unemployment rose slightly to 4.2% by November, while a tight housing market boosted home equity values. Generative AI and tech innovations led to significant gains in mega-cap tech companies. However, in the second half of 2024, market gains broadened, with the "Magnificent Seven" contributing 20% of total returns, down from 60% in the first half, highlighting new opportunities in fundamentally strong stocks.

The largest contributor to relative performance was stock selection in Industrials. Notably, selection decisions within the professional services and aerospace & defense industries proved beneficial. Selection decisions in Consumer Discretionary were also a source of relative outperformance, led by investments in autos and broadline retail. Other notable contributors included stock selection in Financials and Utilities.

At a stock level, our largest contributors were First Citizens Bancshares, Wells Fargo, and our underweight to Intel.

The largest detractor from relative performance was due to investment decisions in the Healthcare sector. Notably, our overweight allocation to HMOs hurt relative results, as did our stock selection within healthcare equipment. Within Consumer Staples, selection decisions in distribution & retail weighed on relative returns. Other notable detractors included stock selection in Information Technology and our cash position, which proved costly in a rising equity market.

At a stock level, our largest detractors were our positions in Samsung, Baxter, and Dollar General.

Total Return Based on a $10,000  Investment

	Class IV	Russell 1000® Index	Russell 1000® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,371	$10,091	$9,617
Dec 16	$11,047	$11,303	$11,285
Dec 17	$13,034	$13,754	$12,826
Dec 18	$12,088	$13,099	$11,765
Dec 19	$15,388	$17,197	$14,888
Dec 20	$15,946	$20,772	$15,305
Dec 21	$19,180	$26,243	$19,155
Dec 22	$18,415	$21,224	$17,711
Dec 23	$20,631	$26,854	$19,741
Dec 24	$22,652	$33,436	$21,417

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	9.79%	8.04%	8.52%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	95.3%
Master Limited Partnership	1.1%
Other assets in excess of liabilities	3.6%
Banks	12.8%
Health Care Providers & Services	8.9%
Oil, Gas & Consumable Fuels	5.8%
Insurance	5.0%
Health Care Equipment & Supplies	4.8%
Aerospace & Defense	4.5%
Professional Services	4.0%
Chemicals	3.4%
Electric Utilities	3.3%
Technology Hardware, Storage & Peripherals	3.2%
Other IndustriesFootnote Reference#	44.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$529,211,053
Number of Portfolio Holdings	92
Portfolio Turnover Rate	50.55%
Advisory Fees - net of reimbursement & waiver, if any	$3,221,163

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BlackRock Equity Dividend Fund

Annual Shareholder Report - December 31, 2024

AR-BR-EQD-IV (12-24)

NVIT BlackRock Managed Global Allocation Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT BlackRock Managed Global Allocation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$47	0.45%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg® U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities. Equity volatility, as measured by the proprietary algorithm, varied over the course of 2024. Broad market volatility (S&P 500®) ranged between approximately 12% and 23%.  However, there were two big spikes in volatility in August and December where the CBOE Volatility Index peaked at 38% and 28%, respectively.

The largest detractors to the Fund’s return were security selection within the consumer discretionary, communication services, and industrials. Also exposure to rates in Europe and the U.S. were a headwind for fixed income.

Primary contributors to the Fund relative to the reference benchmark during this period include broad asset allocation via an overweight to equities and underweight to fixed income, and security selection within consumer staples and utilities. In fixed income, exposure to credit and high yield helped.

In addition to the underlying Funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts.  The futures overlay was a detractor over the time period.

Total Return Based on a $10,000  Investment

	Class II	FTSE World Index	Blended Index
Jul 15	$10,000	$10,000	$10,000
Dec 15	$9,420	$9,637	$9,861
Dec 16	$9,700	$10,471	$10,442
Dec 17	$11,488	$12,993	$12,086
Dec 18	$10,515	$11,853	$11,535
Dec 19	$12,087	$15,142	$13,697
Dec 20	$13,845	$17,614	$15,630
Dec 21	$14,458	$21,304	$17,229
Dec 22	$12,312	$17,568	$14,534
Dec 23	$13,766	$21,816	$16,813
Dec 24	$14,779	$25,734	$18,363

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class II - (Inception 07/07/2015)	7.36%	4.10%	4.20%
FTSE World Index	17.96%	11.19%	10.47%
Blended IndexFootnote Reference1	9.22%	6.04%	6.59%
Footnote	Description
Footnote[1]	The Blended Index comprises 36% S&P 500® Index; 24% FTSE World ex US Index; 24% ICE BofA Merrill Lynch Current 5-Year US Treasury Index; and 16% Citigroup Non-US Dollar World Government Bond Index.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Alternative Assets	95.1%
Other assets in excess of liabilities	4.9%
BlackRock Global Allocation VI Fund, Class I	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$329,998,221
Number of Portfolio Holdings	3
Portfolio Turnover Rate	10.42%
Advisory Fees - net of reimbursement & waiver, if any	$511,594

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BlackRock Managed Global Allocation Fund

Annual Shareholder Report - December 31, 2024

AR-BR-MGA-II (12-24)

NVIT Blueprint℠ Aggressive Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$33	0.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the NVIT BNY Mellon Core Plus Bond Fund, which returned 1.59%, 3.41%, and 2.15%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT GS International Equity Insights Fund returned 25.37%, 21.64%, and 7.09%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI	Morningstar® Aggressive Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,842	$9,764	$9,733
Dec 16	$10,662	$10,531	$10,834
Dec 17	$12,793	$13,056	$13,214
Dec 18	$11,422	$11,826	$12,134
Dec 19	$14,180	$14,972	$15,281
Dec 20	$15,986	$17,405	$17,303
Dec 21	$19,213	$20,631	$20,298
Dec 22	$16,286	$16,843	$17,064
Dec 23	$19,501	$20,583	$20,187
Dec 24	$22,513	$24,182	$22,711

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	15.44%	9.69%	8.45%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Aggressive Target Risk Index	12.50%	8.25%	8.55%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.0%
Fixed Income Fund	9.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	38.2%
NVIT GS International Equity Insights Fund, Class Y	21.4%
NVIT U.S. 130/30 Equity Fund, Class Y	19.3%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.4%
NVIT Loomis Core Bond Fund, Class Y	5.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.7%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	3.0%
iShares Core S&P 500 ETF	1.4%
Nationwide Bond Fund, Class R6	1.0%
iShares Core MSCI EAFE ETF	0.6%
Nationwide International Small Cap Fund, Class R6Footnote Reference†	0.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$246,634,521
Number of Portfolio Holdings	10
Portfolio Turnover Rate	23.66%
Advisory Fees - net of reimbursement & waiver, if any	$230,477

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Aggressive Fund

Annual Shareholder Report - December 31, 2024

AR-BP-AG-I (12-24)

NVIT Blueprint℠ Aggressive Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$43	0.40%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the NVIT BNY Mellon Core Plus Bond Fund, which returned 1.59%, 3.41%, and 2.15%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT GS International Equity Insights Fund returned 25.37%, 21.64%, and 7.09%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Aggressive Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,825	$9,764	$9,733
Dec 16	$10,646	$10,531	$10,834
Dec 17	$12,754	$13,056	$13,214
Dec 18	$11,384	$11,826	$12,134
Dec 19	$14,111	$14,972	$15,281
Dec 20	$15,883	$17,405	$17,303
Dec 21	$19,076	$20,631	$20,298
Dec 22	$16,173	$16,843	$17,064
Dec 23	$19,333	$20,583	$20,187
Dec 24	$22,304	$24,182	$22,711

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	15.37%	9.59%	8.35%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Aggressive Target Risk Index	12.50%	8.25%	8.55%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.0%
Fixed Income Fund	9.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	38.2%
NVIT GS International Equity Insights Fund, Class Y	21.4%
NVIT U.S. 130/30 Equity Fund, Class Y	19.3%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.4%
NVIT Loomis Core Bond Fund, Class Y	5.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.7%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	3.0%
iShares Core S&P 500 ETF	1.4%
Nationwide Bond Fund, Class R6	1.0%
iShares Core MSCI EAFE ETF	0.6%
Nationwide International Small Cap Fund, Class R6Footnote Reference†	0.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$246,634,521
Number of Portfolio Holdings	10
Portfolio Turnover Rate	23.66%
Advisory Fees - net of reimbursement & waiver, if any	$230,477

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Aggressive Fund

Annual Shareholder Report - December 31, 2024

AR-BP-AG-II (12-24)

NVIT Blueprint℠ Aggressive Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Aggressive Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$17	0.16%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the NVIT BNY Mellon Core Plus Bond Fund, which returned 1.59%, 3.41%, and 2.15%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT GS International Equity Insights Fund returned 25.37%, 21.64%, and 7.09%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class Y	MSCI ACWI	Morningstar® Aggressive Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,724	$10,769	$10,796
Dec 24	$12,403	$12,652	$12,146

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	15.74%Footnote Reference*	17.96%
MSCI ACWI	17.49%	19.69%
Morningstar® Aggressive Target Risk Index	12.50%	16.01%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.0%
Fixed Income Fund	9.0%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	38.2%
NVIT GS International Equity Insights Fund, Class Y	21.4%
NVIT U.S. 130/30 Equity Fund, Class Y	19.3%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.4%
NVIT Loomis Core Bond Fund, Class Y	5.0%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.7%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	3.0%
iShares Core S&P 500 ETF	1.4%
Nationwide Bond Fund, Class R6	1.0%
iShares Core MSCI EAFE ETF	0.6%
Nationwide International Small Cap Fund, Class R6Footnote Reference†	0.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$246,634,521
Number of Portfolio Holdings	10
Portfolio Turnover Rate	23.66%
Advisory Fees - net of reimbursement & waiver, if any	$230,477

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Aggressive Fund

Annual Shareholder Report - December 31, 2024

AR-BP-AG-Y (12-24)

NVIT Blueprint℠ Balanced Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$30	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the NVIT Loomis Core Bond Fund, which returned 1.59%, 3.41%, and 1.53%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT GS International Equity Insights Fund returned 25.37%, 21.64%, and 7.09%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,895	$9,764	$9,821
Dec 16	$10,516	$10,531	$10,661
Dec 17	$11,779	$13,056	$12,225
Dec 18	$11,067	$11,826	$11,643
Dec 19	$12,871	$14,972	$13,860
Dec 20	$14,121	$17,405	$15,632
Dec 21	$15,691	$20,631	$17,227
Dec 22	$13,557	$16,843	$14,682
Dec 23	$15,373	$20,583	$16,623
Dec 24	$16,810	$24,182	$17,997

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	9.34%	5.49%	5.33%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	50.5%
Equity Fund	49.5%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	21.2%
NVIT GS Large Cap Equity Fund, Class Y	19.6%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	16.7%
NVIT U.S. 130/30 Equity Fund, Class Y	11.5%
NVIT GS International Equity Insights Fund, Class Y	10.8%
NVIT Loomis Short Term Bond Fund, Class Y	9.1%
Nationwide Bond Fund, Class R6	3.5%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
iShares Core S&P 500 ETF	2.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	1.6%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,511,759,198
Number of Portfolio Holdings	11
Portfolio Turnover Rate	14.72%
Advisory Fees - net of reimbursement & waiver, if any	$1,577,783

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Balanced Fund

Annual Shareholder Report - December 31, 2024

AR-BP-BAL-I (12-24)

NVIT Blueprint℠ Balanced Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$39	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the NVIT Loomis Core Bond Fund, which returned 1.59%, 3.41%, and 1.53%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT GS International Equity Insights Fund returned 25.37%, 21.64%, and 7.09%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,894	$9,764	$9,821
Dec 16	$10,498	$10,531	$10,661
Dec 17	$11,764	$13,056	$12,225
Dec 18	$11,030	$11,826	$11,643
Dec 19	$12,815	$14,972	$13,860
Dec 20	$14,055	$17,405	$15,632
Dec 21	$15,601	$20,631	$17,227
Dec 22	$13,463	$16,843	$14,682
Dec 23	$15,257	$20,583	$16,623
Dec 24	$16,669	$24,182	$17,997

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	9.26%	5.40%	5.24%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	50.5%
Equity Fund	49.5%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	21.2%
NVIT GS Large Cap Equity Fund, Class Y	19.6%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	16.7%
NVIT U.S. 130/30 Equity Fund, Class Y	11.5%
NVIT GS International Equity Insights Fund, Class Y	10.8%
NVIT Loomis Short Term Bond Fund, Class Y	9.1%
Nationwide Bond Fund, Class R6	3.5%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
iShares Core S&P 500 ETF	2.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	1.6%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,511,759,198
Number of Portfolio Holdings	11
Portfolio Turnover Rate	14.72%
Advisory Fees - net of reimbursement & waiver, if any	$1,577,783

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Balanced Fund

Annual Shareholder Report - December 31, 2024

AR-BP-BAL-II (12-24)

NVIT Blueprint℠ Balanced Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Balanced Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$14	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the NVIT Loomis Core Bond Fund, which returned 1.59%, 3.41%, and 1.53%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT GS International Equity Insights Fund returned 25.37%, 21.64%, and 7.09%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class Y	MSCI ACWI	Morningstar® Moderate Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,611	$10,769	$10,676
Dec 24	$11,616	$12,652	$11,559

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	9.38%Footnote Reference*	12.17%
MSCI ACWI	17.49%	19.69%
Morningstar® Moderate Target Risk Index	8.27%	11.71%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	50.5%
Equity Fund	49.5%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	21.2%
NVIT GS Large Cap Equity Fund, Class Y	19.6%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	16.7%
NVIT U.S. 130/30 Equity Fund, Class Y	11.5%
NVIT GS International Equity Insights Fund, Class Y	10.8%
NVIT Loomis Short Term Bond Fund, Class Y	9.1%
Nationwide Bond Fund, Class R6	3.5%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
iShares Core S&P 500 ETF	2.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	1.6%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,511,759,198
Number of Portfolio Holdings	11
Portfolio Turnover Rate	14.72%
Advisory Fees - net of reimbursement & waiver, if any	$1,577,783

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Balanced Fund

Annual Shareholder Report - December 31, 2024

AR-BP-BAL-Y (12-24)

NVIT Blueprint℠ Capital Appreciation Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$30	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the NVIT BNY Mellon Core Plus Bond Fund, which returned 1.59%, 3.41%, and 2.15%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT GS International Equity Insights Fund returned 25.37%, 21.64%, and 7.09%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,885	$9,764	$9,821
Dec 16	$10,609	$10,531	$10,661
Dec 17	$12,307	$13,056	$12,225
Dec 18	$11,317	$11,826	$11,643
Dec 19	$13,605	$14,972	$13,860
Dec 20	$15,193	$17,405	$15,632
Dec 21	$17,587	$20,631	$17,227
Dec 22	$14,957	$16,843	$14,682
Dec 23	$17,418	$20,583	$16,623
Dec 24	$19,609	$24,182	$17,997

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	12.58%	7.58%	6.97%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	69.7%
Fixed Income Fund	30.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	30.4%
NVIT Loomis Core Bond Fund, Class Y	15.1%
NVIT GS International Equity Insights Fund, Class Y	14.9%
NVIT U.S. 130/30 Equity Fund, Class Y	13.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	10.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.3%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.1%
NVIT Loomis Short Term Bond Fund, Class Y	3.1%
iShares Core S&P 500 ETF	2.1%
Nationwide Bond Fund, Class R6	2.1%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,862,171,083
Number of Portfolio Holdings	11
Portfolio Turnover Rate	18.82%
Advisory Fees - net of reimbursement & waiver, if any	$1,891,091

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Capital Appreciation Fund

Annual Shareholder Report - December 31, 2024

AR-BP-CAP-I (12-24)

NVIT Blueprint℠ Capital Appreciation Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$40	0.37%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the NVIT BNY Mellon Core Plus Bond Fund, which returned 1.59%, 3.41%, and 2.15%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT GS International Equity Insights Fund returned 25.37%, 21.64%, and 7.09%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,867	$9,764	$9,821
Dec 16	$10,590	$10,531	$10,661
Dec 17	$12,263	$13,056	$12,225
Dec 18	$11,263	$11,826	$11,643
Dec 19	$13,542	$14,972	$13,860
Dec 20	$15,095	$17,405	$15,632
Dec 21	$17,474	$20,631	$17,227
Dec 22	$14,844	$16,843	$14,682
Dec 23	$17,260	$20,583	$16,623
Dec 24	$19,423	$24,182	$17,997

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	12.53%	7.48%	6.86%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	69.7%
Fixed Income Fund	30.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	30.4%
NVIT Loomis Core Bond Fund, Class Y	15.1%
NVIT GS International Equity Insights Fund, Class Y	14.9%
NVIT U.S. 130/30 Equity Fund, Class Y	13.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	10.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.3%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.1%
NVIT Loomis Short Term Bond Fund, Class Y	3.1%
iShares Core S&P 500 ETF	2.1%
Nationwide Bond Fund, Class R6	2.1%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,862,171,083
Number of Portfolio Holdings	11
Portfolio Turnover Rate	18.82%
Advisory Fees - net of reimbursement & waiver, if any	$1,891,091

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Capital Appreciation Fund

Annual Shareholder Report - December 31, 2024

AR-BP-CAP-II (12-24)

NVIT Blueprint℠ Capital Appreciation Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$14	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the NVIT BNY Mellon Core Plus Bond Fund, which returned 1.59%, 3.41%, and 2.15%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT GS International Equity Insights Fund returned 25.37%, 21.64%, and 7.09%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class Y	MSCI ACWI	Morningstar® Moderate Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,672	$10,769	$10,676
Dec 24	$12,026	$12,652	$11,559

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	12.69%	15.20%
MSCI ACWI	17.49%	19.69%
Morningstar® Moderate Target Risk Index	8.27%	11.71%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	69.7%
Fixed Income Fund	30.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	30.4%
NVIT Loomis Core Bond Fund, Class Y	15.1%
NVIT GS International Equity Insights Fund, Class Y	14.9%
NVIT U.S. 130/30 Equity Fund, Class Y	13.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	10.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.3%
NVIT GS Small Cap Equity Insights Fund, Class Y	3.1%
NVIT Loomis Short Term Bond Fund, Class Y	3.1%
iShares Core S&P 500 ETF	2.1%
Nationwide Bond Fund, Class R6	2.1%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,862,171,083
Number of Portfolio Holdings	11
Portfolio Turnover Rate	18.82%
Advisory Fees - net of reimbursement & waiver, if any	$1,891,091

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Capital Appreciation Fund

Annual Shareholder Report - December 31, 2024

AR-BP-CAP-Y (12-24)

NVIT Blueprint℠ Conservative Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$30	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the Nationwide Inflation-Protected Securities Fund, which returned 1.59%, 3.41%, and 2.21%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT Loomis Short Term Bond Fund returned 25.37%, 21.64%, and 5.49%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,935	$10,055	$9,908
Dec 16	$10,413	$10,321	$10,370
Dec 17	$11,075	$10,687	$11,096
Dec 18	$10,797	$10,688	$10,962
Dec 19	$11,960	$11,620	$12,194
Dec 20	$12,880	$12,493	$13,379
Dec 21	$13,458	$12,300	$13,681
Dec 22	$11,847	$10,700	$11,882
Dec 23	$12,903	$11,292	$12,802
Dec 24	$13,572	$11,433	$13,258

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	5.18%	2.56%	3.10%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar® Conservative Target Risk Index	3.57%	1.69%	2.86%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	79.3%
Equity Fund	20.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	32.6%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	24.0%
NVIT Loomis Short Term Bond Fund, Class Y	13.0%
NVIT GS Large Cap Equity Fund, Class Y	7.7%
NVIT U.S. 130/30 Equity Fund, Class Y	6.2%
Nationwide Bond Fund, Class R6	5.6%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
NVIT GS International Equity Insights Fund, Class Y	3.3%
iShares Core S&P 500 ETF	1.4%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	1.2%
Other Holdings	1.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$465,146,287
Number of Portfolio Holdings	12
Portfolio Turnover Rate	16.43%
Advisory Fees - net of reimbursement & waiver, if any	$500,077

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Conservative Fund

Annual Shareholder Report - December 31, 2024

AR-BP-CON-I (12-24)

NVIT Blueprint℠ Conservative Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$39	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the Nationwide Inflation-Protected Securities Fund, which returned 1.59%, 3.41%, and 2.21%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT Loomis Short Term Bond Fund returned 25.37%, 21.64%, and 5.49%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,927	$10,055	$9,908
Dec 16	$10,385	$10,321	$10,370
Dec 17	$11,045	$10,687	$11,096
Dec 18	$10,757	$10,688	$10,962
Dec 19	$11,905	$11,620	$12,194
Dec 20	$12,809	$12,493	$13,379
Dec 21	$13,370	$12,300	$13,681
Dec 22	$11,756	$10,700	$11,882
Dec 23	$12,794	$11,292	$12,802
Dec 24	$13,447	$11,433	$13,258

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	5.10%	2.47%	3.01%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar® Conservative Target Risk Index	3.57%	1.69%	2.86%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	79.3%
Equity Fund	20.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	32.6%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	24.0%
NVIT Loomis Short Term Bond Fund, Class Y	13.0%
NVIT GS Large Cap Equity Fund, Class Y	7.7%
NVIT U.S. 130/30 Equity Fund, Class Y	6.2%
Nationwide Bond Fund, Class R6	5.6%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
NVIT GS International Equity Insights Fund, Class Y	3.3%
iShares Core S&P 500 ETF	1.4%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	1.2%
Other Holdings	1.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$465,146,287
Number of Portfolio Holdings	12
Portfolio Turnover Rate	16.43%
Advisory Fees - net of reimbursement & waiver, if any	$500,077

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Conservative Fund

Annual Shareholder Report - December 31, 2024

AR-BP-CON-II (12-24)

NVIT Blueprint℠ Conservative Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Conservative Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the Nationwide Inflation-Protected Securities Fund, which returned 1.59%, 3.41%, and 2.21%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT Loomis Short Term Bond Fund returned 25.37%, 21.64%, and 5.49%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,514	$10,491	$10,535
Dec 24	$11,077	$10,622	$10,911

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	5.36%	8.16%
Bloomberg U.S. Aggregate Bond Index	1.25%	4.72%
Morningstar® Conservative Target Risk Index	3.57%	6.89%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	79.3%
Equity Fund	20.7%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	32.6%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	24.0%
NVIT Loomis Short Term Bond Fund, Class Y	13.0%
NVIT GS Large Cap Equity Fund, Class Y	7.7%
NVIT U.S. 130/30 Equity Fund, Class Y	6.2%
Nationwide Bond Fund, Class R6	5.6%
Nationwide Inflation-Protected Securities Fund, Class R6	4.0%
NVIT GS International Equity Insights Fund, Class Y	3.3%
iShares Core S&P 500 ETF	1.4%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	1.2%
Other Holdings	1.0%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$465,146,287
Number of Portfolio Holdings	12
Portfolio Turnover Rate	16.43%
Advisory Fees - net of reimbursement & waiver, if any	$500,077

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Conservative Fund

Annual Shareholder Report - December 31, 2024

AR-BP-CON-Y (12-24)

NVIT Blueprint℠ Managed Growth & Income Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth & Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$26	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators. Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities. Equity volatility, as measured by the proprietary algorithm, varied over the course of 2024. Broad market volatility (S&P 500) ranged between approximately 12% and 23%.  However, there were two big spikes in volatility in August and December where the CBOE Volatility Index peaked at 38 and 28 respectively.

The largest detractors to the Fund returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the NVIT Loomis Core Bond Fund. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT US 130/30 Equity Fund, and the NVIT GS International Equity Insights Fund were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts.  The volatility overlay was a detractor during the year.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,597	$9,764	$9,821
Dec 16	$10,148	$10,531	$10,661
Dec 17	$11,667	$13,056	$12,225
Dec 18	$10,872	$11,826	$11,643
Dec 19	$12,400	$14,972	$13,860
Dec 20	$13,060	$17,405	$15,632
Dec 21	$14,397	$20,631	$17,227
Dec 22	$12,437	$16,843	$14,682
Dec 23	$14,017	$20,583	$16,623
Dec 24	$15,264	$24,182	$17,997

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	8.90%	4.24%	4.32%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	46.9%
Equity Fund	46.5%
Other assets in excess of liabilities	6.6%
NVIT Loomis Core Bond Fund, Class Y	21.0%
NVIT GS Large Cap Equity Fund, Class Y	19.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	16.5%
NVIT U.S. 130/30 Equity Fund, Class Y	11.4%
NVIT GS International Equity Insights Fund, Class Y	10.8%
NVIT Loomis Short Term Bond Fund, Class Y	9.1%
Nationwide Bond Fund, Class R6	3.5%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
iShares Core S&P 500 ETF	2.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	1.7%
Other Holdings	1.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$479,369,026
Number of Portfolio Holdings	14
Portfolio Turnover Rate	16.44%
Advisory Fees - net of reimbursement & waiver, if any	$285,814

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Managed Growth & Income Fund

Annual Shareholder Report - December 31, 2024

AR-BP-MGI-I (12-24)

NVIT Blueprint℠ Managed Growth & Income Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth & Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$47	0.45%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators. Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities. Equity volatility, as measured by the proprietary algorithm, varied over the course of 2024. Broad market volatility (S&P 500) ranged between approximately 12% and 23%.  However, there were two big spikes in volatility in August and December where the CBOE Volatility Index peaked at 38 and 28 respectively.

The largest detractors to the Fund returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the NVIT Loomis Core Bond Fund. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT US 130/30 Equity Fund, and the NVIT GS International Equity Insights Fund were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts.  The volatility overlay was a detractor during the year.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,571	$9,764	$9,821
Dec 16	$10,102	$10,531	$10,661
Dec 17	$11,594	$13,056	$12,225
Dec 18	$10,781	$11,826	$11,643
Dec 19	$12,275	$14,972	$13,860
Dec 20	$12,893	$17,405	$15,632
Dec 21	$14,193	$20,631	$17,227
Dec 22	$12,231	$16,843	$14,682
Dec 23	$13,758	$20,583	$16,623
Dec 24	$14,956	$24,182	$17,997

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	8.71%	4.03%	4.11%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	46.9%
Equity Fund	46.5%
Other assets in excess of liabilities	6.6%
NVIT Loomis Core Bond Fund, Class Y	21.0%
NVIT GS Large Cap Equity Fund, Class Y	19.9%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	16.5%
NVIT U.S. 130/30 Equity Fund, Class Y	11.4%
NVIT GS International Equity Insights Fund, Class Y	10.8%
NVIT Loomis Short Term Bond Fund, Class Y	9.1%
Nationwide Bond Fund, Class R6	3.5%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
iShares Core S&P 500 ETF	2.1%
NVIT GS Small Cap Equity Insights Fund, Class Y	1.7%
Other Holdings	1.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$479,369,026
Number of Portfolio Holdings	14
Portfolio Turnover Rate	16.44%
Advisory Fees - net of reimbursement & waiver, if any	$285,814

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Managed Growth & Income Fund

Annual Shareholder Report - December 31, 2024

AR-BP-MGI-II (12-24)

NVIT Blueprint℠ Managed Growth Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$23	0.22%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators. Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities. Equity volatility, as measured by the proprietary algorithm, varied over the course of 2024. Broad market volatility (S&P 500) ranged between approximately 12% and 23%.  However, there were two big spikes in volatility in August and December where the CBOE Volatility Index peaked at 38 and 28 respectively.

The largest detractors to the Fund returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the NVIT Loomis Core Bond Fund. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT US 130/30 Equity Fund, and the NVIT GS International Equity Insights Fund were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts.  The volatility overlay was a contributor during the year.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,538	$9,764	$9,821
Dec 16	$10,149	$10,531	$10,661
Dec 17	$11,973	$13,056	$12,225
Dec 18	$11,161	$11,826	$11,643
Dec 19	$12,901	$14,972	$13,860
Dec 20	$13,873	$17,405	$15,632
Dec 21	$16,054	$20,631	$17,227
Dec 22	$13,632	$16,843	$14,682
Dec 23	$15,352	$20,583	$16,623
Dec 24	$17,090	$24,182	$17,997

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	11.32%	5.78%	5.51%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	55.3%
Fixed Income Fund	37.1%
Other assets in excess of liabilities	7.6%
NVIT GS Large Cap Equity Fund, Class Y	25.6%
NVIT Loomis Core Bond Fund, Class Y	17.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	14.5%
NVIT U.S. 130/30 Equity Fund, Class Y	13.5%
NVIT GS International Equity Insights Fund, Class Y	11.9%
NVIT Loomis Short Term Bond Fund, Class Y	6.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
Nationwide Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.2%
iShares Core S&P 500 ETF	2.1%
Other Holdings	0.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,122,746,467
Number of Portfolio Holdings	15
Portfolio Turnover Rate	17.14%
Advisory Fees - net of reimbursement & waiver, if any	$386,738

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Managed Growth Fund

Annual Shareholder Report - December 31, 2024

AR-BP-MGR-I (12-24)

NVIT Blueprint℠ Managed Growth Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Managed Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$44	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators. Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities. Equity volatility, as measured by the proprietary algorithm, varied over the course of 2024. Broad market volatility (S&P 500) ranged between approximately 12% and 23%.  However, there were two big spikes in volatility in August and December where the CBOE Volatility Index peaked at 38 and 28 respectively.

The largest detractors to the Fund returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the NVIT Loomis Core Bond Fund. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT US 130/30 Equity Fund, and the NVIT GS International Equity Insights Fund were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts.  The volatility overlay was a contributor during the year.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,512	$9,764	$9,821
Dec 16	$10,103	$10,531	$10,661
Dec 17	$11,901	$13,056	$12,225
Dec 18	$11,059	$11,826	$11,643
Dec 19	$12,764	$14,972	$13,860
Dec 20	$13,703	$17,405	$15,632
Dec 21	$15,815	$20,631	$17,227
Dec 22	$13,406	$16,843	$14,682
Dec 23	$15,072	$20,583	$16,623
Dec 24	$16,742	$24,182	$17,997

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	11.08%	5.58%	5.29%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	55.3%
Fixed Income Fund	37.1%
Other assets in excess of liabilities	7.6%
NVIT GS Large Cap Equity Fund, Class Y	25.6%
NVIT Loomis Core Bond Fund, Class Y	17.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	14.5%
NVIT U.S. 130/30 Equity Fund, Class Y	13.5%
NVIT GS International Equity Insights Fund, Class Y	11.9%
NVIT Loomis Short Term Bond Fund, Class Y	6.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
Nationwide Bond Fund, Class R6	2.5%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.2%
iShares Core S&P 500 ETF	2.1%
Other Holdings	0.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,122,746,467
Number of Portfolio Holdings	15
Portfolio Turnover Rate	17.14%
Advisory Fees - net of reimbursement & waiver, if any	$386,738

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Managed Growth Fund

Annual Shareholder Report - December 31, 2024

AR-BP-MGR-II (12-24)

NVIT Blueprint℠ Moderate Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$30	0.28%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the NVIT Loomis Core Bond Fund, which returned 1.59%, 3.41%, and 1.53%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT GS International Equity Insights Fund returned 25.37%, 21.64%, and 7.09%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,902	$9,764	$9,821
Dec 16	$10,578	$10,531	$10,661
Dec 17	$12,064	$13,056	$12,225
Dec 18	$11,212	$11,826	$11,643
Dec 19	$13,266	$14,972	$13,860
Dec 20	$14,695	$17,405	$15,632
Dec 21	$16,699	$20,631	$17,227
Dec 22	$14,347	$16,843	$14,682
Dec 23	$16,493	$20,583	$16,623
Dec 24	$18,336	$24,182	$17,997

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	11.18%	6.69%	6.25%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	59.6%
Fixed Income Fund	40.4%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	25.3%
NVIT Loomis Core Bond Fund, Class Y	17.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	14.6%
NVIT U.S. 130/30 Equity Fund, Class Y	13.7%
NVIT GS International Equity Insights Fund, Class Y	11.8%
NVIT Loomis Short Term Bond Fund, Class Y	6.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
Nationwide Bond Fund, Class R6	2.6%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.2%
iShares Core S&P 500 ETF	2.1%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,851,906,706
Number of Portfolio Holdings	11
Portfolio Turnover Rate	17.01%
Advisory Fees - net of reimbursement & waiver, if any	$1,879,686

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderate Fund

Annual Shareholder Report - December 31, 2024

AR-BP-MOD-I (12-24)

NVIT Blueprint℠ Moderate Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$39	0.37%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the NVIT Loomis Core Bond Fund, which returned 1.59%, 3.41%, and 1.53%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT GS International Equity Insights Fund returned 25.37%, 21.64%, and 7.09%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,893	$9,764	$9,821
Dec 16	$10,560	$10,531	$10,661
Dec 17	$12,035	$13,056	$12,225
Dec 18	$11,182	$11,826	$11,643
Dec 19	$13,211	$14,972	$13,860
Dec 20	$14,624	$17,405	$15,632
Dec 21	$16,593	$20,631	$17,227
Dec 22	$14,249	$16,843	$14,682
Dec 23	$16,374	$20,583	$16,623
Dec 24	$18,168	$24,182	$17,997

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	10.96%	6.58%	6.15%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	59.6%
Fixed Income Fund	40.4%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	25.3%
NVIT Loomis Core Bond Fund, Class Y	17.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	14.6%
NVIT U.S. 130/30 Equity Fund, Class Y	13.7%
NVIT GS International Equity Insights Fund, Class Y	11.8%
NVIT Loomis Short Term Bond Fund, Class Y	6.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
Nationwide Bond Fund, Class R6	2.6%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.2%
iShares Core S&P 500 ETF	2.1%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,851,906,706
Number of Portfolio Holdings	11
Portfolio Turnover Rate	17.01%
Advisory Fees - net of reimbursement & waiver, if any	$1,879,686

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderate Fund

Annual Shareholder Report - December 31, 2024

AR-BP-MOD-II (12-24)

NVIT Blueprint℠ Moderate Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Moderate Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$14	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the NVIT Loomis Core Bond Fund, which returned 1.59%, 3.41%, and 1.53%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT GS International Equity Insights Fund returned 25.37%, 21.64%, and 7.09%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class Y	MSCI ACWI	Morningstar® Moderate Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,640	$10,769	$10,676
Dec 24	$11,843	$12,652	$11,559

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	11.31%	13.85%
MSCI ACWI	17.49%	19.69%
Morningstar® Moderate Target Risk Index	8.27%	11.71%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	59.6%
Fixed Income Fund	40.4%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	25.3%
NVIT Loomis Core Bond Fund, Class Y	17.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	14.6%
NVIT U.S. 130/30 Equity Fund, Class Y	13.7%
NVIT GS International Equity Insights Fund, Class Y	11.8%
NVIT Loomis Short Term Bond Fund, Class Y	6.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
Nationwide Bond Fund, Class R6	2.6%
NVIT GS Small Cap Equity Insights Fund, Class Y	2.2%
iShares Core S&P 500 ETF	2.1%
Other Holdings	0.9%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,851,906,706
Number of Portfolio Holdings	11
Portfolio Turnover Rate	17.01%
Advisory Fees - net of reimbursement & waiver, if any	$1,879,686

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderate Fund

Annual Shareholder Report - December 31, 2024

AR-BP-MOD-Y (12-24)

NVIT Blueprint℠ Moderately Aggressive Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$31	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the NVIT BNY Mellon Core Plus Bond Fund, which returned 1.59%, 3.41%, and 2.15%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT GS International Equity Insights Fund returned 25.37%, 21.64%, and 7.09%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI	Morningstar® Moderately Aggressive Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,857	$9,764	$9,759
Dec 16	$10,615	$10,531	$10,753
Dec 17	$12,542	$13,056	$12,786
Dec 18	$11,365	$11,826	$11,924
Dec 19	$13,902	$14,972	$14,663
Dec 20	$15,620	$17,405	$16,640
Dec 21	$18,450	$20,631	$18,977
Dec 22	$15,680	$16,843	$16,040
Dec 23	$18,513	$20,583	$18,603
Dec 24	$21,056	$24,182	$20,586

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	13.74%	8.66%	7.73%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderately Aggressive Target Risk Index	10.66%	7.02%	7.49%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	77.7%
Fixed Income Fund	22.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	32.7%
NVIT GS International Equity Insights Fund, Class Y	18.4%
NVIT U.S. 130/30 Equity Fund, Class Y	16.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	9.1%
NVIT Loomis Core Bond Fund, Class Y	9.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.8%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.1%
NVIT Loomis Short Term Bond Fund, Class Y	2.0%
Nationwide Bond Fund, Class R6	2.0%
iShares Core S&P 500 ETF	0.7%
Other Holdings	0.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$460,656,366
Number of Portfolio Holdings	11
Portfolio Turnover Rate	21.97%
Advisory Fees - net of reimbursement & waiver, if any	$454,940

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Aggressive Fund

Annual Shareholder Report - December 31, 2024

AR-BP-MAG-I (12-24)

NVIT Blueprint℠ Moderately Aggressive Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$41	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the NVIT BNY Mellon Core Plus Bond Fund, which returned 1.59%, 3.41%, and 2.15%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT GS International Equity Insights Fund returned 25.37%, 21.64%, and 7.09%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderately Aggressive Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,849	$9,764	$9,759
Dec 16	$10,597	$10,531	$10,753
Dec 17	$12,512	$13,056	$12,786
Dec 18	$11,323	$11,826	$11,924
Dec 19	$13,840	$14,972	$14,663
Dec 20	$15,537	$17,405	$16,640
Dec 21	$18,342	$20,631	$18,977
Dec 22	$15,567	$16,843	$16,040
Dec 23	$18,355	$20,583	$18,603
Dec 24	$20,871	$24,182	$20,586

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	13.71%	8.56%	7.64%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderately Aggressive Target Risk Index	10.66%	7.02%	7.49%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	77.7%
Fixed Income Fund	22.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	32.7%
NVIT GS International Equity Insights Fund, Class Y	18.4%
NVIT U.S. 130/30 Equity Fund, Class Y	16.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	9.1%
NVIT Loomis Core Bond Fund, Class Y	9.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.8%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.1%
NVIT Loomis Short Term Bond Fund, Class Y	2.0%
Nationwide Bond Fund, Class R6	2.0%
iShares Core S&P 500 ETF	0.7%
Other Holdings	0.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$460,656,366
Number of Portfolio Holdings	11
Portfolio Turnover Rate	21.97%
Advisory Fees - net of reimbursement & waiver, if any	$454,940

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Aggressive Fund

Annual Shareholder Report - December 31, 2024

AR-BP-MAG-II (12-24)

NVIT Blueprint℠ Moderately Aggressive Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Aggressive Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$15	0.14%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the NVIT BNY Mellon Core Plus Bond Fund, which returned 1.59%, 3.41%, and 2.15%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT GS International Equity Insights Fund returned 25.37%, 21.64%, and 7.09%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class Y	MSCI ACWI	Morningstar® Moderately Aggressive Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,707	$10,769	$10,744
Dec 24	$12,199	$12,652	$11,889

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	13.84%Footnote Reference*	16.47%
MSCI ACWI	17.49%	19.69%
Morningstar® Moderately Aggressive Target Risk Index	10.66%	14.14%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	77.7%
Fixed Income Fund	22.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT GS Large Cap Equity Fund, Class Y	32.7%
NVIT GS International Equity Insights Fund, Class Y	18.4%
NVIT U.S. 130/30 Equity Fund, Class Y	16.8%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	9.1%
NVIT Loomis Core Bond Fund, Class Y	9.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.8%
NVIT GS Small Cap Equity Insights Fund, Class Y	4.1%
NVIT Loomis Short Term Bond Fund, Class Y	2.0%
Nationwide Bond Fund, Class R6	2.0%
iShares Core S&P 500 ETF	0.7%
Other Holdings	0.3%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$460,656,366
Number of Portfolio Holdings	11
Portfolio Turnover Rate	21.97%
Advisory Fees - net of reimbursement & waiver, if any	$454,940

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Aggressive Fund

Annual Shareholder Report - December 31, 2024

AR-BP-MAG-Y (12-24)

NVIT Blueprint℠ Moderately Conservative Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$31	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the Nationwide Inflation-Protected Securities Fund, which returned 1.59%, 3.41%, and 2.21%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT Loomis Short Term Bond Fund returned 25.37%, 21.64%, and 5.49%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,912	$10,055	$9,896
Dec 16	$10,506	$10,321	$10,554
Dec 17	$11,565	$10,687	$11,701
Dec 18	$11,024	$10,688	$11,365
Dec 19	$12,598	$11,620	$13,100
Dec 20	$13,751	$12,493	$14,650
Dec 21	$15,020	$12,300	$15,583
Dec 22	$13,060	$10,700	$13,425
Dec 23	$14,611	$11,292	$14,886
Dec 24	$15,749	$11,433	$15,839

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	7.79%	4.57%	4.65%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar® Moderately Conservative Target Risk Index	6.40%	3.88%	4.71%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	60.5%
Equity Fund	39.5%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	25.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	18.2%
NVIT GS Large Cap Equity Fund, Class Y	15.5%
NVIT Loomis Short Term Bond Fund, Class Y	11.1%
NVIT U.S. 130/30 Equity Fund, Class Y	9.9%
NVIT GS International Equity Insights Fund, Class Y	7.5%
Nationwide Bond Fund, Class R6	4.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.4%
iShares Core S&P 500 ETF	2.1%
Nationwide Inflation-Protected Securities Fund, Class R6	2.0%
Other Holdings	2.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$481,358,800
Number of Portfolio Holdings	12
Portfolio Turnover Rate	13.64%
Advisory Fees - net of reimbursement & waiver, if any	$507,810

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Conservative Fund

Annual Shareholder Report - December 31, 2024

AR-BP-MCON-I (12-24)

NVIT Blueprint℠ Moderately Conservative Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$40	0.38%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the Nationwide Inflation-Protected Securities Fund, which returned 1.59%, 3.41%, and 2.21%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT Loomis Short Term Bond Fund returned 25.37%, 21.64%, and 5.49%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,894	$10,055	$9,896
Dec 16	$10,487	$10,321	$10,554
Dec 17	$11,524	$10,687	$11,701
Dec 18	$10,975	$10,688	$11,365
Dec 19	$12,544	$11,620	$13,100
Dec 20	$13,680	$12,493	$14,650
Dec 21	$14,915	$12,300	$15,583
Dec 22	$12,965	$10,700	$13,425
Dec 23	$14,482	$11,292	$14,886
Dec 24	$15,615	$11,433	$15,839

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	7.82%	4.48%	4.56%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar® Moderately Conservative Target Risk Index	6.40%	3.88%	4.71%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	60.5%
Equity Fund	39.5%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	25.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	18.2%
NVIT GS Large Cap Equity Fund, Class Y	15.5%
NVIT Loomis Short Term Bond Fund, Class Y	11.1%
NVIT U.S. 130/30 Equity Fund, Class Y	9.9%
NVIT GS International Equity Insights Fund, Class Y	7.5%
Nationwide Bond Fund, Class R6	4.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.4%
iShares Core S&P 500 ETF	2.1%
Nationwide Inflation-Protected Securities Fund, Class R6	2.0%
Other Holdings	2.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$481,358,800
Number of Portfolio Holdings	12
Portfolio Turnover Rate	13.64%
Advisory Fees - net of reimbursement & waiver, if any	$507,810

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Conservative Fund

Annual Shareholder Report - December 31, 2024

AR-BP-MCON-II (12-24)

NVIT Blueprint℠ Moderately Conservative Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Blueprint℠ Moderately Conservative Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$14	0.13%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the Nationwide Bond Fund, the iShares Core MSCI EAFE ETF, and the Nationwide Inflation-Protected Securities Fund, which returned 1.59%, 3.41%, and 2.21%, respectively, during the reporting period. The Fund still holds these securities.

The NVIT GS Large Cap Equity Fund, the NVIT U.S. 130/30 Equity Fund, and the NVIT Loomis Short Term Bond Fund returned 25.37%, 21.64%, and 5.49%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Sep 23	$10,000	$10,000	$10,000
Dec 23	$10,575	$10,491	$10,600
Dec 24	$11,422	$10,622	$11,278

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 09/11/2023)	7.92%Footnote Reference*	10.73%
Bloomberg U.S. Aggregate Bond Index	1.25%	4.72%
Morningstar® Moderately Conservative Target Risk Index	6.40%	9.63%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	60.5%
Equity Fund	39.5%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Loomis Core Bond Fund, Class Y	25.1%
NVIT BNY Mellon Core Plus Bond Fund, Class Y	18.2%
NVIT GS Large Cap Equity Fund, Class Y	15.5%
NVIT Loomis Short Term Bond Fund, Class Y	11.1%
NVIT U.S. 130/30 Equity Fund, Class Y	9.9%
NVIT GS International Equity Insights Fund, Class Y	7.5%
Nationwide Bond Fund, Class R6	4.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	2.4%
iShares Core S&P 500 ETF	2.1%
Nationwide Inflation-Protected Securities Fund, Class R6	2.0%
Other Holdings	2.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$481,358,800
Number of Portfolio Holdings	12
Portfolio Turnover Rate	13.64%
Advisory Fees - net of reimbursement & waiver, if any	$507,810

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Blueprint℠ Moderately Conservative Fund

Annual Shareholder Report - December 31, 2024

AR-BP-MCON-Y (12-24)

NVIT BNY Mellon Core Plus Bond Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT BNY Mellon Core Plus Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$64	0.63%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The economic environment, during the period, can be characterized as exhibiting positive albeit moderating growth supported by a strong labor market, and inflation that is slowly receding towards long-term averages.  Globally, central banks have loosened monetary policy providing a tailwind for financial markets, and a boon to many risk asset classes:  high yield, emerging markets, and long duration investment grade credit standing out.  Domestic interest rates increased during the period and the rate curve flattened as the Federal Open Market Committee underdelivered on rate cuts.  The Fund generated strong relative performance from its overweight allocations to corporate credit and securitized assets during the first half of the period, and through thematic macroeconomic trades during the second half of the period.

Sector allocation contributed positively to Fund performance.  Overweight allocations to high yield corporates, investment grade corporates, and asset-backed securities were all additive to performance.  The portfolio’s underweight to United States (U.S.) Treasury securities was also additive. Security selection was a large contributor to overall Fund performance.  Within corporates selection gains were generated within capital goods and financial sectors.  Selection gains were also achieved within the Fund’s agency Mortgage-Backed Securities investments. Duration and yield curve positioning were positive contributors.  The Fund maintained a short duration bias during the first half of the period that was transitioned towards a long duration and steepening bias during the second half of the period.  Gains were also generated from certain non-U.S. rates positions.

A sector underweight to non-agency Commercial Mortgage-Backed Securities and an overweight allocation to the capital goods sector were both negative for performance.  Security selection within utilities was also negative. The Fund’s short position in Canadian interest rates relative to U.S. interest rates detracted from performance as did the long U.S. interest rate bias heading into the month of October.

Total Return Based on a $10,000  Investment

	Class I	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$9,968	$10,055
Dec 16	$10,337	$10,321
Dec 17	$10,744	$10,687
Dec 18	$10,615	$10,688
Dec 19	$11,664	$11,620
Dec 20	$12,750	$12,493
Dec 21	$12,658	$12,300
Dec 22	$10,954	$10,700
Dec 23	$11,764	$11,292
Dec 24	$12,001	$11,433

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	2.02%	0.57%	1.84%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	32.2%
Mortgage-Backed Securities	29.7%
U.S. Treasury Obligations	18.8%
Asset-Backed Securities	9.2%
Repurchase Agreements	4.2%
Foreign Government Securities	4.2%
Collateralized Mortgage Obligations	2.0%
Commercial Mortgage-Backed Securities	1.6%
Other liabilities in excess of assets	-1.9%
Banks	6.2%
Oil, Gas & Consumable Fuels	5.1%
Capital Markets	2.2%
Electric Utilities	2.1%
Consumer Finance	1.5%
Diversified Telecommunication Services	1.2%
Aerospace & Defense	0.9%
Health Care Providers & Services	0.8%
Tobacco	0.8%
Multi-Utilities	0.7%
Other IndustriesFootnote Reference#	78.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,628,858,332
Number of Portfolio Holdings	523
Portfolio Turnover Rate	97.27%
Advisory Fees - net of reimbursement & waiver, if any	$7,677,993

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Core Plus Bond Fund

Annual Shareholder Report - December 31, 2024

AR-CPB-I (12-24)

NVIT BNY Mellon Core Plus Bond Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT BNY Mellon Core Plus Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$89	0.88%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The economic environment, during the period, can be characterized as exhibiting positive albeit moderating growth supported by a strong labor market, and inflation that is slowly receding towards long-term averages.  Globally, central banks have loosened monetary policy providing a tailwind for financial markets, and a boon to many risk asset classes:  high yield, emerging markets, and long duration investment grade credit standing out.  Domestic interest rates increased during the period and the rate curve flattened as the Federal Open Market Committee underdelivered on rate cuts.  The Fund generated strong relative performance from its overweight allocations to corporate credit and securitized assets during the first half of the period, and through thematic macroeconomic trades during the second half of the period.

Sector allocation contributed positively to Fund performance.  Overweight allocations to high yield corporates, investment grade corporates, and asset-backed securities were all additive to performance.  The portfolio’s underweight to United States (U.S.) Treasury securities was also additive. Security selection was a large contributor to overall Fund performance.  Within corporates selection gains were generated within capital goods and financial sectors.  Selection gains were also achieved within the Fund’s agency Mortgage-Backed Securities investments. Duration and yield curve positioning were positive contributors.  The Fund maintained a short duration bias during the first half of the period that was transitioned towards a long duration and steepening bias during the second half of the period.  Gains were also generated from certain non-U.S. rates positions.

A sector underweight to non-agency Commercial Mortgage-Backed Securities and an overweight allocation to the capital goods sector were both negative for performance.  Security selection within utilities was also negative. The Fund’s short position in Canadian interest rates relative to U.S. interest rates detracted from performance as did the long U.S. interest rate bias heading into the month of October.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$9,948	$10,055
Dec 16	$10,280	$10,321
Dec 17	$10,667	$10,687
Dec 18	$10,512	$10,688
Dec 19	$11,521	$11,620
Dec 20	$12,562	$12,493
Dec 21	$12,445	$12,300
Dec 22	$10,734	$10,700
Dec 23	$11,504	$11,292
Dec 24	$11,702	$11,433

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	1.73%	0.31%	1.58%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	32.2%
Mortgage-Backed Securities	29.7%
U.S. Treasury Obligations	18.8%
Asset-Backed Securities	9.2%
Repurchase Agreements	4.2%
Foreign Government Securities	4.2%
Collateralized Mortgage Obligations	2.0%
Commercial Mortgage-Backed Securities	1.6%
Other liabilities in excess of assets	-1.9%
Banks	6.2%
Oil, Gas & Consumable Fuels	5.1%
Capital Markets	2.2%
Electric Utilities	2.1%
Consumer Finance	1.5%
Diversified Telecommunication Services	1.2%
Aerospace & Defense	0.9%
Health Care Providers & Services	0.8%
Tobacco	0.8%
Multi-Utilities	0.7%
Other IndustriesFootnote Reference#	78.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,628,858,332
Number of Portfolio Holdings	523
Portfolio Turnover Rate	97.27%
Advisory Fees - net of reimbursement & waiver, if any	$7,677,993

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Core Plus Bond Fund

Annual Shareholder Report - December 31, 2024

AR-CPB-II (12-24)

NVIT BNY Mellon Core Plus Bond Fund

Class P

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT BNY Mellon Core Plus Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$74	0.73%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The economic environment, during the period, can be characterized as exhibiting positive albeit moderating growth supported by a strong labor market, and inflation that is slowly receding towards long-term averages.  Globally, central banks have loosened monetary policy providing a tailwind for financial markets, and a boon to many risk asset classes:  high yield, emerging markets, and long duration investment grade credit standing out.  Domestic interest rates increased during the period and the rate curve flattened as the Federal Open Market Committee underdelivered on rate cuts.  The Fund generated strong relative performance from its overweight allocations to corporate credit and securitized assets during the first half of the period, and through thematic macroeconomic trades during the second half of the period.

Sector allocation contributed positively to Fund performance.  Overweight allocations to high yield corporates, investment grade corporates, and asset-backed securities were all additive to performance.  The portfolio’s underweight to United States (U.S.) Treasury securities was also additive. Security selection was a large contributor to overall Fund performance.  Within corporates selection gains were generated within capital goods and financial sectors.  Selection gains were also achieved within the Fund’s agency Mortgage-Backed Securities investments. Duration and yield curve positioning were positive contributors.  The Fund maintained a short duration bias during the first half of the period that was transitioned towards a long duration and steepening bias during the second half of the period.  Gains were also generated from certain non-U.S. rates positions.

A sector underweight to non-agency Commercial Mortgage-Backed Securities and an overweight allocation to the capital goods sector were both negative for performance.  Security selection within utilities was also negative. The Fund’s short position in Canadian interest rates relative to U.S. interest rates detracted from performance as did the long U.S. interest rate bias heading into the month of October.

Total Return Based on a $10,000  Investment

	Class P	Bloomberg U.S. Aggregate Bond Index
Sep 21	$10,000	$10,000
Dec 21	$9,864	$9,896
Dec 22	$8,523	$8,609
Dec 23	$9,150	$9,085
Dec 24	$9,323	$9,198

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class P - (Inception 09/22/2021)	1.89%	-1.86%	-2.12%
Bloomberg U.S. Aggregate Bond Index	1.25%	-2.41%	-2.52%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	32.2%
Mortgage-Backed Securities	29.7%
U.S. Treasury Obligations	18.8%
Asset-Backed Securities	9.2%
Repurchase Agreements	4.2%
Foreign Government Securities	4.2%
Collateralized Mortgage Obligations	2.0%
Commercial Mortgage-Backed Securities	1.6%
Other liabilities in excess of assets	-1.9%
Banks	6.2%
Oil, Gas & Consumable Fuels	5.1%
Capital Markets	2.2%
Electric Utilities	2.1%
Consumer Finance	1.5%
Diversified Telecommunication Services	1.2%
Aerospace & Defense	0.9%
Health Care Providers & Services	0.8%
Tobacco	0.8%
Multi-Utilities	0.7%
Other IndustriesFootnote Reference#	78.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,628,858,332
Number of Portfolio Holdings	523
Portfolio Turnover Rate	97.27%
Advisory Fees - net of reimbursement & waiver, if any	$7,677,993

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Core Plus Bond Fund

Annual Shareholder Report - December 31, 2024

AR-CPB-P (12-24)

NVIT BNY Mellon Core Plus Bond Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT BNY Mellon Core Plus Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$49	0.48%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The economic environment, during the period, can be characterized as exhibiting positive albeit moderating growth supported by a strong labor market, and inflation that is slowly receding towards long-term averages.  Globally, central banks have loosened monetary policy providing a tailwind for financial markets, and a boon to many risk asset classes:  high yield, emerging markets, and long duration investment grade credit standing out.  Domestic interest rates increased during the period and the rate curve flattened as the Federal Open Market Committee underdelivered on rate cuts.  The Fund generated strong relative performance from its overweight allocations to corporate credit and securitized assets during the first half of the period, and through thematic macroeconomic trades during the second half of the period.

Sector allocation contributed positively to Fund performance.  Overweight allocations to high yield corporates, investment grade corporates, and asset-backed securities were all additive to performance.  The portfolio’s underweight to United States (U.S.) Treasury securities was also additive. Security selection was a large contributor to overall Fund performance.  Within corporates selection gains were generated within capital goods and financial sectors.  Selection gains were also achieved within the Fund’s agency Mortgage-Backed Securities investments. Duration and yield curve positioning were positive contributors.  The Fund maintained a short duration bias during the first half of the period that was transitioned towards a long duration and steepening bias during the second half of the period.  Gains were also generated from certain non-U.S. rates positions.

A sector underweight to non-agency Commercial Mortgage-Backed Securities and an overweight allocation to the capital goods sector were both negative for performance.  Security selection within utilities was also negative. The Fund’s short position in Canadian interest rates relative to U.S. interest rates detracted from performance as did the long U.S. interest rate bias heading into the month of October.

Total Return Based on a $10,000  Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$9,981	$10,055
Dec 16	$10,364	$10,321
Dec 17	$10,786	$10,687
Dec 18	$10,674	$10,688
Dec 19	$11,750	$11,620
Dec 20	$12,856	$12,493
Dec 21	$12,792	$12,300
Dec 22	$11,073	$10,700
Dec 23	$11,918	$11,292
Dec 24	$12,173	$11,433

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	2.15%	0.71%	1.99%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	32.2%
Mortgage-Backed Securities	29.7%
U.S. Treasury Obligations	18.8%
Asset-Backed Securities	9.2%
Repurchase Agreements	4.2%
Foreign Government Securities	4.2%
Collateralized Mortgage Obligations	2.0%
Commercial Mortgage-Backed Securities	1.6%
Other liabilities in excess of assets	-1.9%
Banks	6.2%
Oil, Gas & Consumable Fuels	5.1%
Capital Markets	2.2%
Electric Utilities	2.1%
Consumer Finance	1.5%
Diversified Telecommunication Services	1.2%
Aerospace & Defense	0.9%
Health Care Providers & Services	0.8%
Tobacco	0.8%
Multi-Utilities	0.7%
Other IndustriesFootnote Reference#	78.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,628,858,332
Number of Portfolio Holdings	523
Portfolio Turnover Rate	97.27%
Advisory Fees - net of reimbursement & waiver, if any	$7,677,993

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Core Plus Bond Fund

Annual Shareholder Report - December 31, 2024

AR-CPB-Y (12-24)

NVIT BNY Mellon Dynamic U.S. Core Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$68	0.61%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The S&P 500® Index gained 25.0% in 2024 as positive market sentiment was fueled by continued enthusiasm for artificial intelligence, economic resiliency, interest-rate cuts by the Federal Reserve and pro-market enthusiasm following the re-election of Donald Trump. Throughout the period, the strategy maintained an underweight target allocation to equities of 90%. This positioning was based on our estimate of the stock versus bond premium, which was below its long-term average, indicating that US equities were expensive.  While the target equity allocation throughout 2024 was unchanged at 90%, the implemented exposure averaged 100% owing to our use of out-of-the-money S&P 500 call options. The convexity in the options enabled the strategy to participate in the market gain during 2024. While the average implemented exposure was 101%, the actual exposure fluctuated along with the equity market. Both the varying exposure and the options premium time decay caused the equity exposure to detract in 2024.

The Fund maintained a target exposure of 0% to bonds and 10% to cash during the first half of the year as both carry and valuation were unattractive. During the third quarter we implemented a new bond macro signal, which serves as a tactical, adaptive signal to complement valuation and carry. Our bond macro signal indicated that US Treasuries were attractive. As a result, the Fund moved from a 0% US bond exposure to 2.5% at the end of July and ended September with a 7% allocation. During the fourth quarter, the bond macro signal indicated that US Treasuries had become modestly less attractive, prompting a reduction in the position to 5%. The strategy’s bond exposure detracted -55 basis points from performance as US Treasury yields rose late in the year.

Total Return Based on a $10,000  Investment

	Class I	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,509	$10,138
Dec 16	$10,891	$11,351
Dec 17	$13,865	$13,828
Dec 18	$13,689	$13,223
Dec 19	$18,838	$17,386
Dec 20	$22,398	$20,586
Dec 21	$29,171	$26,496
Dec 22	$22,724	$21,697
Dec 23	$28,150	$27,402
Dec 24	$34,568	$34,257

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	22.80%	12.91%	13.21%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	87.9%
Short-Term Investment	7.2%
Repurchase Agreements	0.8%
Other assets in excess of liabilities	4.1%
Semiconductors & Semiconductor Equipment	10.5%
Software	9.5%
Technology Hardware, Storage & Peripherals	7.3%
Interactive Media & Services	6.1%
Financial Services	4.0%
Broadline Retail	3.8%
Banks	3.1%
Capital Markets	2.9%
Pharmaceuticals	2.9%
Oil, Gas & Consumable Fuels	2.7%
Other IndustriesFootnote Reference#	47.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$2,388,577,944
Number of Portfolio Holdings	515
Portfolio Turnover Rate	3.51%
Advisory Fees - net of reimbursement & waiver, if any	$9,909,623

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Core Fund

Annual Shareholder Report - December 31, 2024

AR-USC-I (12-24)

NVIT BNY Mellon Dynamic U.S. Core Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Core Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$96	0.86%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The S&P 500® Index gained 25.0% in 2024 as positive market sentiment was fueled by continued enthusiasm for artificial intelligence, economic resiliency, interest-rate cuts by the Federal Reserve and pro-market enthusiasm following the re-election of Donald Trump. Throughout the period, the strategy maintained an underweight target allocation to equities of 90%. This positioning was based on our estimate of the stock versus bond premium, which was below its long-term average, indicating that US equities were expensive.  While the target equity allocation throughout 2024 was unchanged at 90%, the implemented exposure averaged 100% owing to our use of out-of-the-money S&P 500 call options. The convexity in the options enabled the strategy to participate in the market gain during 2024. While the average implemented exposure was 101%, the actual exposure fluctuated along with the equity market. Both the varying exposure and the options premium time decay caused the equity exposure to detract in 2024.

The Fund maintained a target exposure of 0% to bonds and 10% to cash during the first half of the year as both carry and valuation were unattractive. During the third quarter we implemented a new bond macro signal, which serves as a tactical, adaptive signal to complement valuation and carry. Our bond macro signal indicated that US Treasuries were attractive. As a result, the Fund moved from a 0% US bond exposure to 2.5% at the end of July and ended September with a 7% allocation. During the fourth quarter, the bond macro signal indicated that US Treasuries had become modestly less attractive, prompting a reduction in the position to 5%. The strategy’s bond exposure detracted -55 basis points from performance as US Treasury yields rose late in the year.

Total Return Based on a $10,000  Investment

	Class II	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,482	$10,138
Dec 16	$10,831	$11,351
Dec 17	$13,762	$13,828
Dec 18	$13,550	$13,223
Dec 19	$18,609	$17,386
Dec 20	$22,057	$20,586
Dec 21	$28,655	$26,496
Dec 22	$22,275	$21,697
Dec 23	$27,523	$27,402
Dec 24	$33,715	$34,257

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	22.50%	12.62%	12.92%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	87.9%
Short-Term Investment	7.2%
Repurchase Agreements	0.8%
Other assets in excess of liabilities	4.1%
Semiconductors & Semiconductor Equipment	10.5%
Software	9.5%
Technology Hardware, Storage & Peripherals	7.3%
Interactive Media & Services	6.1%
Financial Services	4.0%
Broadline Retail	3.8%
Banks	3.1%
Capital Markets	2.9%
Pharmaceuticals	2.9%
Oil, Gas & Consumable Fuels	2.7%
Other IndustriesFootnote Reference#	47.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$2,388,577,944
Number of Portfolio Holdings	515
Portfolio Turnover Rate	3.51%
Advisory Fees - net of reimbursement & waiver, if any	$9,909,623

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Core Fund

Annual Shareholder Report - December 31, 2024

AR-USC-II (12-24)

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$91	0.85%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The industrials sector outperformed over the period due to positioning and stock selection among the electrical equipment segment. Also, the materials sector buoyed performance due to stock selection among containers and packaging as well as positioning in the construction materials subsector.

The energy sector weighed on performance due to stock selection within the oil, gas and consumable fuels segment. Moreover, the Information Technology sector underperformed due to stock selection within software and electronic equipment, instruments and components subsectors.

In terms of key contributors, the Constellation Energy Corporation experienced solid stock price appreciation over the period driven by robust earnings results and consistently rising forward guidance. Constellation Energy Corporation also benefits from excitement around the implications for power markets from increased demand, notably from data centers.  Howmet Aerospace Inc.’s shares were solid over the period after reporting second-quarter results. The company reported higher-than-expected earnings, raised its full-year revenue outlook and announced an increase to its dividend and a share repurchase plan.   GE Vernova Inc.’s shares outperformed as more and larger data centers were announced, which will likely raise electricity usage and lead to more orders for the company. In this environment, we believe this is an attractive long term secular tailwind.

In terms of key detractors, International Game Technology PLC’s shares were weak over the period following a disappointing earnings report and outlook. The company also said capital expenditure is expected to be higher than investors were expecting. The Fund not owning Walmart detracted as the super retailer gained on better-than-expected earnings. Becton, Dickinson and Company’s shares fell following the company’s initial guidance for fiscal year 2025 that largely underwhelmed investors. The guidance did not appear to incorporate a recovery from headwinds in China, prompting questions about the timing of the region’s recovery.

Total Return Based on a $10,000  Investment

	Class I	Russell 1000® Index	Russell 1000® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,573	$10,091	$9,617
Dec 16	$11,529	$11,303	$11,285
Dec 17	$12,529	$13,754	$12,826
Dec 18	$11,358	$13,099	$11,765
Dec 19	$14,419	$17,197	$14,888
Dec 20	$14,634	$20,772	$15,305
Dec 21	$19,688	$26,244	$19,155
Dec 22	$19,465	$21,223	$17,711
Dec 23	$21,187	$26,854	$19,741
Dec 24	$24,431	$33,436	$22,578

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	15.32%	11.12%	9.34%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	88.9%
Short-Term Investment	4.1%
Other assets in excess of liabilities	7.0%
Banks	10.1%
Insurance	8.7%
Oil, Gas & Consumable Fuels	7.6%
Health Care Equipment & Supplies	6.1%
Financial Services	4.9%
Communications Equipment	3.9%
Electrical Equipment	3.9%
Diversified Telecommunication Services	3.6%
Capital Markets	3.6%
Hotels, Restaurants & Leisure	3.6%
Other IndustriesFootnote Reference#	44.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$532,693,950
Number of Portfolio Holdings	73
Portfolio Turnover Rate	69.58%
Advisory Fees - net of reimbursement & waiver, if any	$2,932,597

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Effective October 1, 2024, the expense limitation rate changed from 0.92% to 0.76%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Annual Shareholder Report - December 31, 2024

AR-DUSE-I (12-24)

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$110	1.02%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The industrials sector outperformed over the period due to positioning and stock selection among the electrical equipment segment. Also, the materials sector buoyed performance due to stock selection among containers and packaging as well as positioning in the construction materials subsector.

The energy sector weighed on performance due to stock selection within the oil, gas and consumable fuels segment. Moreover, the Information Technology sector underperformed due to stock selection within software and electronic equipment, instruments and components subsectors.

In terms of key contributors, the Constellation Energy Corporation experienced solid stock price appreciation over the period driven by robust earnings results and consistently rising forward guidance. Constellation Energy Corporation also benefits from excitement around the implications for power markets from increased demand, notably from data centers.  Howmet Aerospace Inc.’s shares were solid over the period after reporting second-quarter results. The company reported higher-than-expected earnings, raised its full-year revenue outlook and announced an increase to its dividend and a share repurchase plan.   GE Vernova Inc.’s shares outperformed as more and larger data centers were announced, which will likely raise electricity usage and lead to more orders for the company. In this environment, we believe this is an attractive long term secular tailwind.

In terms of key detractors, International Game Technology PLC’s shares were weak over the period following a disappointing earnings report and outlook. The company also said capital expenditure is expected to be higher than investors were expecting. The Fund not owning Walmart detracted as the super retailer gained on better-than-expected earnings. Becton, Dickinson and Company’s shares fell following the company’s initial guidance for fiscal year 2025 that largely underwhelmed investors. The guidance did not appear to incorporate a recovery from headwinds in China, prompting questions about the timing of the region’s recovery.

Total Return Based on a $10,000  Investment

	Class II	Russell 1000® Index	Russell 1000® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,556	$10,091	$9,617
Dec 16	$11,487	$11,303	$11,285
Dec 17	$12,456	$13,754	$12,826
Dec 18	$11,277	$13,099	$11,765
Dec 19	$14,286	$17,197	$14,888
Dec 20	$14,485	$20,772	$15,305
Dec 21	$19,456	$26,244	$19,155
Dec 22	$19,204	$21,223	$17,711
Dec 23	$20,866	$26,854	$19,741
Dec 24	$24,022	$33,436	$22,578

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	15.12%	10.95%	9.16%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Value Index	14.37%	8.68%	8.49%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	88.9%
Short-Term Investment	4.1%
Other assets in excess of liabilities	7.0%
Banks	10.1%
Insurance	8.7%
Oil, Gas & Consumable Fuels	7.6%
Health Care Equipment & Supplies	6.1%
Financial Services	4.9%
Communications Equipment	3.9%
Electrical Equipment	3.9%
Diversified Telecommunication Services	3.6%
Capital Markets	3.6%
Hotels, Restaurants & Leisure	3.6%
Other IndustriesFootnote Reference#	44.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$532,693,950
Number of Portfolio Holdings	73
Portfolio Turnover Rate	69.58%
Advisory Fees - net of reimbursement & waiver, if any	$2,932,597

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Effective October 1, 2024, the expense limitation rate changed from 1.09% to 0.93%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Annual Shareholder Report - December 31, 2024

AR-DUSE-II (12-24)

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Class X

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class X	$77	0.72%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The industrials sector outperformed over the period due to positioning and stock selection among the electrical equipment segment. Also, the materials sector buoyed performance due to stock selection among containers and packaging as well as positioning in the construction materials subsector.

The energy sector weighed on performance due to stock selection within the oil, gas and consumable fuels segment. Moreover, the Information Technology sector underperformed due to stock selection within software and electronic equipment, instruments and components subsectors.

In terms of key contributors, the Constellation Energy Corporation experienced solid stock price appreciation over the period driven by robust earnings results and consistently rising forward guidance. Constellation Energy Corporation also benefits from excitement around the implications for power markets from increased demand, notably from data centers.  Howmet Aerospace Inc.’s shares were solid over the period after reporting second-quarter results. The company reported higher-than-expected earnings, raised its full-year revenue outlook and announced an increase to its dividend and a share repurchase plan.   GE Vernova Inc.’s shares outperformed as more and larger data centers were announced, which will likely raise electricity usage and lead to more orders for the company. In this environment, we believe this is an attractive long term secular tailwind.

In terms of key detractors, International Game Technology PLC’s shares were weak over the period following a disappointing earnings report and outlook. The company also said capital expenditure is expected to be higher than investors were expecting. The Fund not owning Walmart detracted as the super retailer gained on better-than-expected earnings. Becton, Dickinson and Company’s shares fell following the company’s initial guidance for fiscal year 2025 that largely underwhelmed investors. The guidance did not appear to incorporate a recovery from headwinds in China, prompting questions about the timing of the region’s recovery.

Total Return Based on a $10,000  Investment

	Class X	Russell 1000® Index	Russell 1000® Value Index
Sep 20	$10,000	$10,000	$10,000
Dec 20	$11,646	$11,117	$11,370
Dec 21	$15,688	$14,057	$14,231
Dec 22	$15,528	$11,368	$13,158
Dec 23	$16,925	$14,384	$14,666
Dec 24	$19,546	$17,910	$16,773

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class X - (Inception 09/04/2020)	15.49%	7.60%	16.77%
Russell 1000® Index	24.51%	8.41%	14.42%
Russell 1000® Value Index	14.37%	5.63%	12.70%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	88.9%
Short-Term Investment	4.1%
Other assets in excess of liabilities	7.0%
Banks	10.1%
Insurance	8.7%
Oil, Gas & Consumable Fuels	7.6%
Health Care Equipment & Supplies	6.1%
Financial Services	4.9%
Communications Equipment	3.9%
Electrical Equipment	3.9%
Diversified Telecommunication Services	3.6%
Capital Markets	3.6%
Hotels, Restaurants & Leisure	3.6%
Other IndustriesFootnote Reference#	44.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$532,693,950
Number of Portfolio Holdings	73
Portfolio Turnover Rate	69.58%
Advisory Fees - net of reimbursement & waiver, if any	$2,932,597

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Effective October 1, 2024, the expense limitation rate changed from 0.79% to 0.63%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Annual Shareholder Report - December 31, 2024

AR-DUSE-X (12-24)

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Class Z

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT BNY Mellon Dynamic U.S. Equity Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Z	$104	0.97%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The industrials sector outperformed over the period due to positioning and stock selection among the electrical equipment segment. Also, the materials sector buoyed performance due to stock selection among containers and packaging as well as positioning in the construction materials subsector.

The energy sector weighed on performance due to stock selection within the oil, gas and consumable fuels segment. Moreover, the Information Technology sector underperformed due to stock selection within software and electronic equipment, instruments and components subsectors.

In terms of key contributors, the Constellation Energy Corporation experienced solid stock price appreciation over the period driven by robust earnings results and consistently rising forward guidance. Constellation Energy Corporation also benefits from excitement around the implications for power markets from increased demand, notably from data centers.  Howmet Aerospace Inc.’s shares were solid over the period after reporting second-quarter results. The company reported higher-than-expected earnings, raised its full-year revenue outlook and announced an increase to its dividend and a share repurchase plan.   GE Vernova Inc.’s shares outperformed as more and larger data centers were announced, which will likely raise electricity usage and lead to more orders for the company. In this environment, we believe this is an attractive long term secular tailwind.

In terms of key detractors, International Game Technology PLC’s shares were weak over the period following a disappointing earnings report and outlook. The company also said capital expenditure is expected to be higher than investors were expecting. The Fund not owning Walmart detracted as the super retailer gained on better-than-expected earnings. Becton, Dickinson and Company’s shares fell following the company’s initial guidance for fiscal year 2025 that largely underwhelmed investors. The guidance did not appear to incorporate a recovery from headwinds in China, prompting questions about the timing of the region’s recovery.

Total Return Based on a $10,000  Investment

	Class Z	Russell 1000® Index	Russell 1000® Value Index
Sep 20	$10,000	$10,000	$10,000
Dec 20	$11,641	$11,117	$11,370
Dec 21	$15,640	$14,057	$14,231
Dec 22	$15,436	$11,368	$13,158
Dec 23	$16,792	$14,384	$14,666
Dec 24	$19,333	$17,910	$16,773

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class Z - (Inception 09/04/2020)	15.13%	7.32%	16.47%
Russell 1000® Index	24.51%	8.41%	14.42%
Russell 1000® Value Index	14.37%	5.63%	12.70%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	88.9%
Short-Term Investment	4.1%
Other assets in excess of liabilities	7.0%
Banks	10.1%
Insurance	8.7%
Oil, Gas & Consumable Fuels	7.6%
Health Care Equipment & Supplies	6.1%
Financial Services	4.9%
Communications Equipment	3.9%
Electrical Equipment	3.9%
Diversified Telecommunication Services	3.6%
Capital Markets	3.6%
Hotels, Restaurants & Leisure	3.6%
Other IndustriesFootnote Reference#	44.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$532,693,950
Number of Portfolio Holdings	73
Portfolio Turnover Rate	69.58%
Advisory Fees - net of reimbursement & waiver, if any	$2,932,597

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Effective October 1, 2024, the expense limitation rate changed from 1.04% to 0.88%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT BNY Mellon Dynamic U.S. Equity Income Fund

Annual Shareholder Report - December 31, 2024

AR-DUSE-Z (12-24)

NVIT Bond Index Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Bond Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$39	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The objective of the Fund is to track the risk and return characteristics of the benchmark, the Bloomberg U.S. Aggregate Bond Index. We employ a stratified sampling approach to match the key risk characteristics of the benchmark. By matching the distribution of each statistic, we ensure the Fund’s performance will track the Index regardless of how the relationships among the various factors change.

Despite a challenging start to 2024 for risk assets, economic data and central bank communications did not challenge rate cut expectations. Core Consumer Price Index inflation saw fluctuations, rising to 0.39% month-over-month (“MoM”) in January and easing to 0.36% MoM in February. Employment data showed non-farm payrolls rising by 216,000 in December, with the unemployment rate at 3.7%. The S&P Global Flash US Manufacturing Purchasing Manager’s’ Index rose to 51.5 in February, indicating modest expansion. The Bloomberg U.S. Aggregate Bond Index posted returns of 0.07% in the 2nd quarter and 5.20% in the 3rd quarter. The Federal Reserve cut rates by 50 basis point (“bps”) to 4.75%-5% in September and by 25 bps to 4.50%-4.75% in November. The year ended with the Index posting a return of -3.06% in the 4th quarter, amid fiscal policy concerns and geopolitical tensions.

Total Return Based on a $10,000  Investment

	Class I	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$10,014	$10,055
Dec 16	$10,241	$10,321
Dec 17	$10,560	$10,687
Dec 18	$10,522	$10,688
Dec 19	$11,405	$11,620
Dec 20	$12,226	$12,493
Dec 21	$11,972	$12,300
Dec 22	$10,369	$10,700
Dec 23	$10,907	$11,292
Dec 24	$11,025	$11,433

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	1.08%	-0.68%	0.98%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

U.S. Treasury Obligations	43.6%
Mortgage-Backed Securities	25.1%
Corporate Bonds	24.9%
Repurchase Agreements	5.1%
Commercial Mortgage-Backed Securities	1.6%
Foreign Government Securities	1.5%
Supranational	1.2%
Municipal Bonds	0.6%
Other liabilities in excess of assets	-3.6%
Banks	4.4%
Oil, Gas & Consumable Fuels	1.6%
Capital Markets	1.6%
Electric Utilities	1.6%
Health Care Providers & Services	1.0%
Pharmaceuticals	0.9%
Consumer Finance	0.8%
Insurance	0.6%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other IndustriesFootnote Reference#	86.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$2,234,214,416
Number of Portfolio Holdings	5,873
Portfolio Turnover Rate	66.71%
Advisory Fees - net of reimbursement & waiver, if any	$4,023,692

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Bond Index Fund

Annual Shareholder Report - December 31, 2024

AR-BDX-I (12-24)

NVIT Bond Index Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Bond Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$24	0.24%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The objective of the Fund is to track the risk and return characteristics of the benchmark, the Bloomberg U.S. Aggregate Bond Index. We employ a stratified sampling approach to match the key risk characteristics of the benchmark. By matching the distribution of each statistic, we ensure the Fund’s performance will track the Index regardless of how the relationships among the various factors change.

Despite a challenging start to 2024 for risk assets, economic data and central bank communications did not challenge rate cut expectations. Core Consumer Price Index inflation saw fluctuations, rising to 0.39% month-over-month (“MoM”) in January and easing to 0.36% MoM in February. Employment data showed non-farm payrolls rising by 216,000 in December, with the unemployment rate at 3.7%. The S&P Global Flash US Manufacturing Purchasing Manager’s’ Index rose to 51.5 in February, indicating modest expansion. The Bloomberg U.S. Aggregate Bond Index posted returns of 0.07% in the 2nd quarter and 5.20% in the 3rd quarter. The Federal Reserve cut rates by 50 basis point (“bps”) to 4.75%-5% in September and by 25 bps to 4.50%-4.75% in November. The year ended with the Index posting a return of -3.06% in the 4th quarter, amid fiscal policy concerns and geopolitical tensions.

Total Return Based on a $10,000  Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$10,035	$10,055
Dec 16	$10,276	$10,321
Dec 17	$10,618	$10,687
Dec 18	$10,586	$10,688
Dec 19	$11,499	$11,620
Dec 20	$12,342	$12,493
Dec 21	$12,104	$12,300
Dec 22	$10,502	$10,700
Dec 23	$11,067	$11,292
Dec 24	$11,194	$11,433

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	1.14%	-0.54%	1.13%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

U.S. Treasury Obligations	43.6%
Mortgage-Backed Securities	25.1%
Corporate Bonds	24.9%
Repurchase Agreements	5.1%
Commercial Mortgage-Backed Securities	1.6%
Foreign Government Securities	1.5%
Supranational	1.2%
Municipal Bonds	0.6%
Other liabilities in excess of assets	-3.6%
Banks	4.4%
Oil, Gas & Consumable Fuels	1.6%
Capital Markets	1.6%
Electric Utilities	1.6%
Health Care Providers & Services	1.0%
Pharmaceuticals	0.9%
Consumer Finance	0.8%
Insurance	0.6%
Diversified Telecommunication Services	0.6%
Semiconductors & Semiconductor Equipment	0.6%
Other IndustriesFootnote Reference#	86.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$2,234,214,416
Number of Portfolio Holdings	5,873
Portfolio Turnover Rate	66.71%
Advisory Fees - net of reimbursement & waiver, if any	$4,023,692

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Bond Index Fund

Annual Shareholder Report - December 31, 2024

AR-BDX-Y (12-24)

NVIT Calvert Equity Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Calvert Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$81	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Russell 1000® Growth Index surged a remarkable 33% in 2024. However, under the surface, it was not as strong. Without the Magnificent 7, the Index was only up 11%. On an equal-weighted basis, the average stock rose 17%, only 20% outperformed, and 38% actually declined.

The main headwinds to relative performance were the large underweight to the Magnificent 7 and high-quality underperformance versus low quality. The Magnificent 7 underweight accounted for 30% of the underperformance.

The Technology sector experienced the weakest relative returns, responsible for 34% of the total underperformance. Consumer Staples and Health Care selection were also challenged. The best relative selection occurred in Materials. Although sector weights are a product of individual stock decisions, the resulting Consumer Staples underweight benefited relative returns.

The top relative contributor was Microsoft due to a smaller position in the underperformer. The Fund not owning Apple as it underperformed, and UnitedHealth and Merck as they declined, were also top relative contributors. Fintech Fiserv posted four above-expectations quarters, prompting steady increases in financial guidance throughout the year.

Top detractors are NVIDIA and Broadcom, both not held due to valuation, accounted for 35% of the underperformance. In addition to typical political pressures during elections and confirmations pressuring Health Care stocks, Zoetis suffered from concerns we believe to be temporary. Regulatory and veterinary support for Zoetis’ recently launched arthritis drug, and its successful years on the European market, should allay concerns. Danaher and Thermo Fisher Scientific lagged as the long-anticipated post-Covid recovery has been slow to materialize. Longer term, our confidence in their competitive positioning remains high, and each company has ample financial flexibility for further industry consolidation.

Total Return Based on a $10,000  Investment

	Class I	Russell 1000® Index	Russell 1000® Growth Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,968	$10,091	$10,567
Dec 16	$10,976	$11,303	$11,315
Dec 17	$13,019	$13,754	$14,733
Dec 18	$12,265	$13,099	$14,511
Dec 19	$15,455	$17,197	$19,792
Dec 20	$17,520	$20,772	$27,409
Dec 21	$22,217	$26,243	$34,974
Dec 22	$17,125	$21,224	$24,783
Dec 23	$20,652	$26,854	$35,360
Dec 24	$22,435	$33,436	$41,293

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	8.63%	7.74%	8.42%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	97.4%
Other assets in excess of liabilities	2.6%
Financial Services	13.8%
Life Sciences Tools & Services	11.9%
Software	9.6%
Capital Markets	8.8%
Chemicals	7.2%
IT Services	6.8%
Specialty Retail	5.3%
Interactive Media & Services	4.9%
Electronic Equipment, Instruments & Components	4.3%
Professional Services	4.2%
Other Industries	23.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$101,972,653
Number of Portfolio Holdings	45
Portfolio Turnover Rate	8.36%
Advisory Fees - net of reimbursement & waiver, if any	$632,482

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Calvert Equity Fund

Annual Shareholder Report - December 31, 2024

AR-USEQ-I (12-24)

NVIT Calvert Equity Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Calvert Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$90	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Russell 1000® Growth Index surged a remarkable 33% in 2024. However, under the surface, it was not as strong. Without the Magnificent 7, the Index was only up 11%. On an equal-weighted basis, the average stock rose 17%, only 20% outperformed, and 38% actually declined.

The main headwinds to relative performance were the large underweight to the Magnificent 7 and high-quality underperformance versus low quality. The Magnificent 7 underweight accounted for 30% of the underperformance.

The Technology sector experienced the weakest relative returns, responsible for 34% of the total underperformance. Consumer Staples and Health Care selection were also challenged. The best relative selection occurred in Materials. Although sector weights are a product of individual stock decisions, the resulting Consumer Staples underweight benefited relative returns.

The top relative contributor was Microsoft due to a smaller position in the underperformer. The Fund not owning Apple as it underperformed, and UnitedHealth and Merck as they declined, were also top relative contributors. Fintech Fiserv posted four above-expectations quarters, prompting steady increases in financial guidance throughout the year.

Top detractors are NVIDIA and Broadcom, both not held due to valuation, accounted for 35% of the underperformance. In addition to typical political pressures during elections and confirmations pressuring Health Care stocks, Zoetis suffered from concerns we believe to be temporary. Regulatory and veterinary support for Zoetis’ recently launched arthritis drug, and its successful years on the European market, should allay concerns. Danaher and Thermo Fisher Scientific lagged as the long-anticipated post-Covid recovery has been slow to materialize. Longer term, our confidence in their competitive positioning remains high, and each company has ample financial flexibility for further industry consolidation.

Total Return Based on a $10,000  Investment

	Class II	Russell 1000® Index	Russell 1000® Growth Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,958	$10,091	$10,567
Dec 16	$10,965	$11,303	$11,315
Dec 17	$12,978	$13,754	$14,733
Dec 18	$12,216	$13,099	$14,511
Dec 19	$15,398	$17,197	$19,792
Dec 20	$17,451	$20,772	$27,409
Dec 21	$22,120	$26,243	$34,974
Dec 22	$17,044	$21,224	$24,783
Dec 23	$20,568	$26,854	$35,360
Dec 24	$22,311	$33,436	$41,293

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	8.47%	7.70%	8.36%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	97.4%
Other assets in excess of liabilities	2.6%
Financial Services	13.8%
Life Sciences Tools & Services	11.9%
Software	9.6%
Capital Markets	8.8%
Chemicals	7.2%
IT Services	6.8%
Specialty Retail	5.3%
Interactive Media & Services	4.9%
Electronic Equipment, Instruments & Components	4.3%
Professional Services	4.2%
Other Industries	23.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$101,972,653
Number of Portfolio Holdings	45
Portfolio Turnover Rate	8.36%
Advisory Fees - net of reimbursement & waiver, if any	$632,482

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Calvert Equity Fund

Annual Shareholder Report - December 31, 2024

AR-USEQ-II (12-24)

NVIT Columbia Overseas Value Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Columbia Overseas Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$101	0.99%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Developed international equities appreciated over the first three quarters of 2024 before falling in the fourth. General economic strength mitigated recession concerns, lending a favorable backdrop to equity returns globally. However, ongoing wars in Ukraine and the Middle East, and contentious politics across much of the western world, persisted as risks. In addition, US dollar strength was a detractor for U.S-based investors in developed international equities.

Early in the year, the team’s macroeconomic model forecasted slowing economic growth, warranting defensive positioning that we have described as a lopsided barbell. We emphasized capital preservation and defensive exposures in tandem with moderate exposure to early-cycle inflation beneficiaries such as energy. This positioning held back relative results as equities rallied despite sustained high interest rates. The services economy, buoyed by pent-up consumer savings from the pandemic, continued to hold up. On the other hand, traditional manufacturing and cyclical areas struggled. Our defensive exposures did not benefit from this highly atypical level of bifurcation between services and manufacturing.  As 2024 progressed, we shifted away from defensive positioning as our macroeconomic projection changed to sustained global economic expansion. This rotation in portfolio positioning helped to improve relative performance as the year went on.

Top contributors included Diversified Energy which soared on strong quarterly results, debt repayment, share buyback, and acquisitions. Specifically, the Imperial Brands afterupgraded earnings forecasts and significant buybacks, and the Sumitomo Mitsui Financial raised annual net profit forecast and implemented higher interest rates; both of these issuers contributed to the Fund’s performance.

Top detractors were JD Sports Fashion after a profit beat was overshadowed by Nike's weak update. E.On fell as rising interest rates in Germany affected its stable earnings growth. UPM-Kymmene shares ended lower due to lower pulp prices impacting earnings recovery expectations.

Total Return Based on a $10,000  Investment

	Class I	MSCI EAFE® Index	MSCI EAFE® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,610	$9,919	$9,432
Dec 16	$9,717	$10,018	$9,905
Dec 17	$11,924	$12,526	$12,029
Dec 18	$10,054	$10,798	$10,251
Dec 19	$11,309	$13,175	$11,901
Dec 20	$11,895	$14,205	$11,588
Dec 21	$13,132	$15,805	$12,850
Dec 22	$12,345	$13,521	$12,133
Dec 23	$14,266	$15,987	$14,432
Dec 24	$14,872	$16,598	$15,252

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	4.34%Footnote Reference*	5.63%	4.05%
MSCI EAFE® Index	3.82%	4.73%	5.20%
MSCI EAFE® Value Index	5.68%	5.09%	4.31%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	96.6%
Repurchase Agreements	5.9%
Exchange Traded Fund	2.2%
Other liabilities in excess of assets	-4.7%
Japan	24.1%
United States	15.0%
France	10.7%
United Kingdom	10.0%
Netherlands	5.9%
Germany	3.8%
Canada	3.4%
Spain	2.5%
Israel	2.4%
Australia	2.3%
Other CountriesFootnote Reference#	19.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$223,202,035
Number of Portfolio Holdings	111
Portfolio Turnover Rate	55.80%
Advisory Fees - net of reimbursement & waiver, if any	$1,753,356

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Columbia Overseas Value Fund

Annual Shareholder Report - December 31, 2024

AR-OV-I (12-24)

NVIT Columbia Overseas Value Fund

Class X

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Columbia Overseas Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class X	$87	0.85%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Developed international equities appreciated over the first three quarters of 2024 before falling in the fourth. General economic strength mitigated recession concerns, lending a favorable backdrop to equity returns globally. However, ongoing wars in Ukraine and the Middle East, and contentious politics across much of the western world, persisted as risks. In addition, US dollar strength was a detractor for U.S-based investors in developed international equities.

Early in the year, the team’s macroeconomic model forecasted slowing economic growth, warranting defensive positioning that we have described as a lopsided barbell. We emphasized capital preservation and defensive exposures in tandem with moderate exposure to early-cycle inflation beneficiaries such as energy. This positioning held back relative results as equities rallied despite sustained high interest rates. The services economy, buoyed by pent-up consumer savings from the pandemic, continued to hold up. On the other hand, traditional manufacturing and cyclical areas struggled. Our defensive exposures did not benefit from this highly atypical level of bifurcation between services and manufacturing.  As 2024 progressed, we shifted away from defensive positioning as our macroeconomic projection changed to sustained global economic expansion. This rotation in portfolio positioning helped to improve relative performance as the year went on.

Top contributors included Diversified Energy which soared on strong quarterly results, debt repayment, share buyback, and acquisitions. Specifically, the Imperial Brands afterupgraded earnings forecasts and significant buybacks, and the Sumitomo Mitsui Financial raised annual net profit forecast and implemented higher interest rates; both of these issuers contributed to the Fund’s performance.

Top detractors were JD Sports Fashion after a profit beat was overshadowed by Nike's weak update. E.On fell as rising interest rates in Germany affected its stable earnings growth. UPM-Kymmene shares ended lower due to lower pulp prices impacting earnings recovery expectations.

Total Return Based on a $10,000  Investment

	Class X	MSCI EAFE® Index	MSCI EAFE® Value Index
Oct 20	$10,000	$10,000	$10,000
Dec 20	$11,483	$11,349	$11,567
Dec 21	$12,698	$12,627	$12,827
Dec 22	$11,954	$10,802	$12,111
Dec 23	$13,827	$12,773	$14,406
Dec 24	$14,441	$13,261	$15,224

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class X - (Inception 10/09/2020)	4.44%	4.38%	9.08%
MSCI EAFE® Index	3.82%	1.65%	6.90%
MSCI EAFE® Value Index	5.68%	5.88%	10.45%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	96.6%
Repurchase Agreements	5.9%
Exchange Traded Fund	2.2%
Other liabilities in excess of assets	-4.7%
Japan	24.1%
United States	15.0%
France	10.7%
United Kingdom	10.0%
Netherlands	5.9%
Germany	3.8%
Canada	3.4%
Spain	2.5%
Israel	2.4%
Australia	2.3%
Other CountriesFootnote Reference#	19.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$223,202,035
Number of Portfolio Holdings	111
Portfolio Turnover Rate	55.80%
Advisory Fees - net of reimbursement & waiver, if any	$1,753,356

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Columbia Overseas Value Fund

Annual Shareholder Report - December 31, 2024

AR-OV-X (12-24)

NVIT Columbia Overseas Value Fund

Class Z

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Columbia Overseas Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Z	$112	1.10%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Developed international equities appreciated over the first three quarters of 2024 before falling in the fourth. General economic strength mitigated recession concerns, lending a favorable backdrop to equity returns globally. However, ongoing wars in Ukraine and the Middle East, and contentious politics across much of the western world, persisted as risks. In addition, US dollar strength was a detractor for U.S-based investors in developed international equities.

Early in the year, the team’s macroeconomic model forecasted slowing economic growth, warranting defensive positioning that we have described as a lopsided barbell. We emphasized capital preservation and defensive exposures in tandem with moderate exposure to early-cycle inflation beneficiaries such as energy. This positioning held back relative results as equities rallied despite sustained high interest rates. The services economy, buoyed by pent-up consumer savings from the pandemic, continued to hold up. On the other hand, traditional manufacturing and cyclical areas struggled. Our defensive exposures did not benefit from this highly atypical level of bifurcation between services and manufacturing.  As 2024 progressed, we shifted away from defensive positioning as our macroeconomic projection changed to sustained global economic expansion. This rotation in portfolio positioning helped to improve relative performance as the year went on.

Top contributors included Diversified Energy which soared on strong quarterly results, debt repayment, share buyback, and acquisitions. Specifically, the Imperial Brands afterupgraded earnings forecasts and significant buybacks, and the Sumitomo Mitsui Financial raised annual net profit forecast and implemented higher interest rates; both of these issuers contributed to the Fund’s performance.

Top detractors were JD Sports Fashion after a profit beat was overshadowed by Nike's weak update. E.On fell as rising interest rates in Germany affected its stable earnings growth. UPM-Kymmene shares ended lower due to lower pulp prices impacting earnings recovery expectations.

Total Return Based on a $10,000  Investment

	Class Z	MSCI EAFE® Index	MSCI EAFE® Value Index
Oct 20	$10,000	$10,000	$10,000
Dec 20	$11,483	$11,349	$11,567
Dec 21	$12,664	$12,627	$12,827
Dec 22	$11,888	$10,802	$12,111
Dec 23	$13,715	$12,773	$14,406
Dec 24	$14,277	$13,261	$15,224

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class Z - (Inception 10/09/2020)	4.10%	4.08%	8.79%
MSCI EAFE® Index	3.82%	1.65%	6.90%
MSCI EAFE® Value Index	5.68%	5.88%	10.45%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	96.6%
Repurchase Agreements	5.9%
Exchange Traded Fund	2.2%
Other liabilities in excess of assets	-4.7%
Japan	24.1%
United States	15.0%
France	10.7%
United Kingdom	10.0%
Netherlands	5.9%
Germany	3.8%
Canada	3.4%
Spain	2.5%
Israel	2.4%
Australia	2.3%
Other CountriesFootnote Reference#	19.9%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$223,202,035
Number of Portfolio Holdings	111
Portfolio Turnover Rate	55.80%
Advisory Fees - net of reimbursement & waiver, if any	$1,753,356

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Columbia Overseas Value Fund

Annual Shareholder Report - December 31, 2024

AR-OV-Z (12-24)

NVIT Loomis Core Bond Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") (formerly known as NVIT Core Bond Fund) for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$59	0.59%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

In 2024, market expectations for Federal Reserve (“Fed”) rate cuts began the year near 150 basis points (“bps”) due to forecasts for weaker growth and inflation.  When growth and inflation came in hotter than anticipated, those expectations were pared back to near 25 bps of cuts, and rates across the curve moved higher.  Throughout the entire year, risk assets performed very well.  Stocks had a very strong year, and fixed income spread product performed well, with investment grade credit spreads moving towards 25-year tights. Growth remained solid due to a heavy dose of fiscal spending and strong tech performance driven by Artificial Intelligence (“AI”) excitement.  In the second half of the year, employment growth moderated with inflation. The Fed began cutting rates in September and ultimately cut the funds rate by 100 bps on the year, while the long end of the curve backed up a similar amount.  On the year, the 2s10s curve spread steepened by 70 bps, from -0.37 to +0.33. Investment grade credit spreads tightened from 99 bps to 80 bps, and the 10-year Treasury moved higher, from 3.88 to 4.57.

Investment grade corporates were the primary contributors to outperformance.  Collateralized Loan Obligations, Commercial Mortgage-Backed Securities, Asset-Backed Securities, and non-Agency housing also contributed positively.

The Fund’s underweight position in Treasuries was the weakest asset class in terms of contribution to performance. Agency Mortgaged-Backed Securities also detracted from performance.

During the year, the Fund employed derivatives, specifically Treasury futures, to manage duration and yield curve exposure. Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest rates. Overall, futures detracted from performance in 2024.

Total Return Based on a $10,000  Investment

	Class I	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$9,928	$10,055
Dec 16	$10,459	$10,321
Dec 17	$10,919	$10,687
Dec 18	$10,873	$10,688
Dec 19	$11,845	$11,620
Dec 20	$12,676	$12,493
Dec 21	$12,545	$12,300
Dec 22	$10,702	$10,700
Dec 23	$11,257	$11,292
Dec 24	$11,412	$11,433

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	1.37%	-0.74%	1.33%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

U.S. Treasury Obligations	34.8%
Corporate Bonds	30.2%
Mortgage-Backed Securities	21.8%
Asset-Backed Securities	7.8%
Commercial Mortgage-Backed Securities	1.6%
Short-Term Investment	1.5%
Collateralized Mortgage Obligations	0.6%
Municipal Bonds	0.5%
Other assets in excess of liabilities	1.2%
Banks	5.3%
Electric Utilities	4.7%
Capital Markets	2.6%
Oil, Gas & Consumable Fuels	2.5%
Insurance	2.1%
Food Products	1.1%
Specialized REITs	0.8%
Health Care Providers & Services	0.8%
Ground Transportation	0.7%
Containers & Packaging	0.7%
Other Industries	78.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,858,410,786
Number of Portfolio Holdings	366
Portfolio Turnover Rate	58.79%
Advisory Fees - net of reimbursement & waiver, if any	$6,847,939

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective December 6, 2024, NVIT Core Bond Fund was renamed to "NVIT Loomis Core Bond Fund".

2. Effective end of business on December 4, 2024, the subadviser was changed from Nationwide Asset Management, LLC to Loomis, Sayles & Company, L.P.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Core Bond Fund

Annual Shareholder Report - December 31, 2024

AR-CB-I (12-24)

NVIT Loomis Core Bond Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") (formerly known as NVIT Core Bond Fund) for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$84	0.84%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

In 2024, market expectations for Federal Reserve (“Fed”) rate cuts began the year near 150 basis points (“bps”) due to forecasts for weaker growth and inflation.  When growth and inflation came in hotter than anticipated, those expectations were pared back to near 25 bps of cuts, and rates across the curve moved higher.  Throughout the entire year, risk assets performed very well.  Stocks had a very strong year, and fixed income spread product performed well, with investment grade credit spreads moving towards 25-year tights. Growth remained solid due to a heavy dose of fiscal spending and strong tech performance driven by Artificial Intelligence (“AI”) excitement.  In the second half of the year, employment growth moderated with inflation. The Fed began cutting rates in September and ultimately cut the funds rate by 100 bps on the year, while the long end of the curve backed up a similar amount.  On the year, the 2s10s curve spread steepened by 70 bps, from -0.37 to +0.33. Investment grade credit spreads tightened from 99 bps to 80 bps, and the 10-year Treasury moved higher, from 3.88 to 4.57.

Investment grade corporates were the primary contributors to outperformance.  Collateralized Loan Obligations, Commercial Mortgage-Backed Securities, Asset-Backed Securities, and non-Agency housing also contributed positively.

The Fund’s underweight position in Treasuries was the weakest asset class in terms of contribution to performance. Agency Mortgaged-Backed Securities also detracted from performance.

During the year, the Fund employed derivatives, specifically Treasury futures, to manage duration and yield curve exposure. Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest rates. Overall, futures detracted from performance in 2024.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$9,912	$10,055
Dec 16	$10,408	$10,321
Dec 17	$10,843	$10,687
Dec 18	$10,768	$10,688
Dec 19	$11,705	$11,620
Dec 20	$12,498	$12,493
Dec 21	$12,341	$12,300
Dec 22	$10,492	$10,700
Dec 23	$11,023	$11,292
Dec 24	$11,146	$11,433

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	1.12%	-0.97%	1.09%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

U.S. Treasury Obligations	34.8%
Corporate Bonds	30.2%
Mortgage-Backed Securities	21.8%
Asset-Backed Securities	7.8%
Commercial Mortgage-Backed Securities	1.6%
Short-Term Investment	1.5%
Collateralized Mortgage Obligations	0.6%
Municipal Bonds	0.5%
Other assets in excess of liabilities	1.2%
Banks	5.3%
Electric Utilities	4.7%
Capital Markets	2.6%
Oil, Gas & Consumable Fuels	2.5%
Insurance	2.1%
Food Products	1.1%
Specialized REITs	0.8%
Health Care Providers & Services	0.8%
Ground Transportation	0.7%
Containers & Packaging	0.7%
Other Industries	78.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,858,410,786
Number of Portfolio Holdings	366
Portfolio Turnover Rate	58.79%
Advisory Fees - net of reimbursement & waiver, if any	$6,847,939

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective December 6, 2024, NVIT Core Bond Fund was renamed to "NVIT Loomis Core Bond Fund".

2. Effective end of business on December 4, 2024, the subadviser was changed from Nationwide Asset Management, LLC to Loomis, Sayles & Company, L.P.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Core Bond Fund

Annual Shareholder Report - December 31, 2024

AR-CB-II (12-24)

NVIT Loomis Core Bond Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Loomis Core Bond Fund (the "Fund") (formerly known as NVIT Core Bond Fund) for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$44	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

In 2024, market expectations for Federal Reserve (“Fed”) rate cuts began the year near 150 basis points (“bps”) due to forecasts for weaker growth and inflation.  When growth and inflation came in hotter than anticipated, those expectations were pared back to near 25 bps of cuts, and rates across the curve moved higher.  Throughout the entire year, risk assets performed very well.  Stocks had a very strong year, and fixed income spread product performed well, with investment grade credit spreads moving towards 25-year tights. Growth remained solid due to a heavy dose of fiscal spending and strong tech performance driven by Artificial Intelligence (“AI”) excitement.  In the second half of the year, employment growth moderated with inflation. The Fed began cutting rates in September and ultimately cut the funds rate by 100 bps on the year, while the long end of the curve backed up a similar amount.  On the year, the 2s10s curve spread steepened by 70 bps, from -0.37 to +0.33. Investment grade credit spreads tightened from 99 bps to 80 bps, and the 10-year Treasury moved higher, from 3.88 to 4.57.

Investment grade corporates were the primary contributors to outperformance.  Collateralized Loan Obligations, Commercial Mortgage-Backed Securities, Asset-Backed Securities, and non-Agency housing also contributed positively.

The Fund’s underweight position in Treasuries was the weakest asset class in terms of contribution to performance. Agency Mortgaged-Backed Securities also detracted from performance.

During the year, the Fund employed derivatives, specifically Treasury futures, to manage duration and yield curve exposure. Futures are an efficient means by which the portfolio manager hedges the Fund’s exposure to changes in interest rates. Overall, futures detracted from performance in 2024.

Total Return Based on a $10,000  Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000
Dec 15	$9,944	$10,055
Dec 16	$10,492	$10,321
Dec 17	$10,970	$10,687
Dec 18	$10,941	$10,688
Dec 19	$11,936	$11,620
Dec 20	$12,791	$12,493
Dec 21	$12,679	$12,300
Dec 22	$10,830	$10,700
Dec 23	$11,411	$11,292
Dec 24	$11,585	$11,433

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	1.53%	-0.59%	1.48%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

U.S. Treasury Obligations	34.8%
Corporate Bonds	30.2%
Mortgage-Backed Securities	21.8%
Asset-Backed Securities	7.8%
Commercial Mortgage-Backed Securities	1.6%
Short-Term Investment	1.5%
Collateralized Mortgage Obligations	0.6%
Municipal Bonds	0.5%
Other assets in excess of liabilities	1.2%
Banks	5.3%
Electric Utilities	4.7%
Capital Markets	2.6%
Oil, Gas & Consumable Fuels	2.5%
Insurance	2.1%
Food Products	1.1%
Specialized REITs	0.8%
Health Care Providers & Services	0.8%
Ground Transportation	0.7%
Containers & Packaging	0.7%
Other Industries	78.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,858,410,786
Number of Portfolio Holdings	366
Portfolio Turnover Rate	58.79%
Advisory Fees - net of reimbursement & waiver, if any	$6,847,939

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective December 6, 2024, NVIT Core Bond Fund was renamed to "NVIT Loomis Core Bond Fund".

2. Effective end of business on December 4, 2024, the subadviser was changed from Nationwide Asset Management, LLC to Loomis, Sayles & Company, L.P.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Core Bond Fund

Annual Shareholder Report - December 31, 2024

AR-CB-Y (12-24)

NVIT DoubleLine Total Return Tactical Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$58	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

2024 was a surprisingly strong year for risk assets. The first half of 2024 saw broad disinflation and over the summer central banks felt confident they could start normalizing policy. The Federal Reserve cut the policy rate by 100 basis points (“bps”) in the last two quarters of the year, but resilient growth and sticky inflation has led the market to cut back the likelihood of more aggressive rate cuts in the future.

The top-performing sectors within the Fund were collateralized loan obligations (“CLOs”) and commercial mortgage-backed securities (“CMBS”). CLOs benefitted from their high interest income due to their floating rate structure and material spread compression as investor demand remained strong. Similarly, CMBS benefitted from its short duration and spread compression across the stack. Corporate credit sectors such as High Yield and Emerging Market debt were also among the top-performing sectors within the portfolio aided by stable economic growth, low default rates and strong demand for elevated yields.

The only sector that generated a negative twelve-month return was government debt. The sector’s weak performance was driven by its duration positioning as the long end of the U.S. Treasury curve rose between 70-75 bps.

As  of the end of the year, the Fund was positioned defensively with respect to duration while upholding an overweight allocation towards credit. In terms of asset allocation, we favor high quality credit assets in this environment and continue to systematically upgrade the quality of the portfolio’s credit holdings.

Total Return Based on a $10,000  Investment

	Class I	Bloomberg U.S. Aggregate Bond Index
Oct 17	$10,000	$10,000
Dec 17	$10,003	$10,006
Dec 18	$10,034	$10,007
Dec 19	$10,723	$10,880
Dec 20	$11,134	$11,697
Dec 21	$11,129	$11,517
Dec 22	$9,699	$10,018
Dec 23	$10,284	$10,572
Dec 24	$10,662	$10,704

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class I - (Inception 10/16/2017)	3.69%Footnote Reference*	-0.11%	0.89%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	0.95%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Mortgage-Backed Securities	21.0%
U.S. Treasury Obligations	19.9%
Asset-Backed Securities	17.0%
Collateralized Mortgage Obligations	13.3%
Corporate Bonds	12.2%
Commercial Mortgage-Backed Securities	8.4%
Investment Company	1.8%
Other assets in excess of liabilities	6.4%
Oil, Gas & Consumable Fuels	1.7%
Banks	1.3%
Electric Utilities	0.8%
Health Care Providers & Services	0.6%
Other Industries	95.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$88,727,483
Number of Portfolio Holdings	441
Portfolio Turnover Rate	99.10%
Advisory Fees - net of reimbursement & waiver, if any	750,401

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT DoubleLine Total Return Tactical Fund

Annual Shareholder Report - December 31, 2024

AR-TRT-I (12-24)

NVIT DoubleLine Total Return Tactical Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$100	0.98%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

2024 was a surprisingly strong year for risk assets. The first half of 2024 saw broad disinflation and over the summer central banks felt confident they could start normalizing policy. The Federal Reserve cut the policy rate by 100 basis points (“bps”) in the last two quarters of the year, but resilient growth and sticky inflation has led the market to cut back the likelihood of more aggressive rate cuts in the future.

The top-performing sectors within the Fund were collateralized loan obligations (“CLOs”) and commercial mortgage-backed securities (“CMBS”). CLOs benefitted from their high interest income due to their floating rate structure and material spread compression as investor demand remained strong. Similarly, CMBS benefitted from its short duration and spread compression across the stack. Corporate credit sectors such as High Yield and Emerging Market debt were also among the top-performing sectors within the portfolio aided by stable economic growth, low default rates and strong demand for elevated yields.

The only sector that generated a negative twelve-month return was government debt. The sector’s weak performance was driven by its duration positioning as the long end of the U.S. Treasury curve rose between 70-75 bps.

As  of the end of the year, the Fund was positioned defensively with respect to duration while upholding an overweight allocation towards credit. In terms of asset allocation, we favor high quality credit assets in this environment and continue to systematically upgrade the quality of the portfolio’s credit holdings.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index
Oct 17	$10,000	$10,000
Dec 17	$10,001	$10,006
Dec 18	$10,031	$10,007
Dec 19	$10,692	$10,880
Dec 20	$11,092	$11,697
Dec 21	$11,042	$11,517
Dec 22	$9,583	$10,018
Dec 23	$10,126	$10,572
Dec 24	$10,448	$10,704

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class II - (Inception 10/16/2017)	3.18%	-0.46%	0.61%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	0.95%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Mortgage-Backed Securities	21.0%
U.S. Treasury Obligations	19.9%
Asset-Backed Securities	17.0%
Collateralized Mortgage Obligations	13.3%
Corporate Bonds	12.2%
Commercial Mortgage-Backed Securities	8.4%
Investment Company	1.8%
Other assets in excess of liabilities	6.4%
Oil, Gas & Consumable Fuels	1.7%
Banks	1.3%
Electric Utilities	0.8%
Health Care Providers & Services	0.6%
Other Industries	95.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$88,727,483
Number of Portfolio Holdings	441
Portfolio Turnover Rate	99.10%
Advisory Fees - net of reimbursement & waiver, if any	750,401

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT DoubleLine Total Return Tactical Fund

Annual Shareholder Report - December 31, 2024

AR-TRT-II (12-24)

NVIT DoubleLine Total Return Tactical Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT DoubleLine Total Return Tactical Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$59	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

2024 was a surprisingly strong year for risk assets. The first half of 2024 saw broad disinflation and over the summer central banks felt confident they could start normalizing policy. The Federal Reserve cut the policy rate by 100 basis points (“bps”) in the last two quarters of the year, but resilient growth and sticky inflation has led the market to cut back the likelihood of more aggressive rate cuts in the future.

The top-performing sectors within the Fund were collateralized loan obligations (“CLOs”) and commercial mortgage-backed securities (“CMBS”). CLOs benefitted from their high interest income due to their floating rate structure and material spread compression as investor demand remained strong. Similarly, CMBS benefitted from its short duration and spread compression across the stack. Corporate credit sectors such as High Yield and Emerging Market debt were also among the top-performing sectors within the portfolio aided by stable economic growth, low default rates and strong demand for elevated yields.

The only sector that generated a negative twelve-month return was government debt. The sector’s weak performance was driven by its duration positioning as the long end of the U.S. Treasury curve rose between 70-75 bps.

As  of the end of the year, the Fund was positioned defensively with respect to duration while upholding an overweight allocation towards credit. In terms of asset allocation, we favor high quality credit assets in this environment and continue to systematically upgrade the quality of the portfolio’s credit holdings.

Total Return Based on a $10,000  Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index
Oct 17	$10,000	$10,000
Dec 17	$10,009	$10,006
Dec 18	$10,061	$10,007
Dec 19	$10,770	$10,880
Dec 20	$11,211	$11,697
Dec 21	$11,211	$11,517
Dec 22	$9,772	$10,018
Dec 23	$10,363	$10,572
Dec 24	$10,739	$10,704

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 10/16/2017)	3.63%	-0.06%	0.99%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	0.95%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Mortgage-Backed Securities	21.0%
U.S. Treasury Obligations	19.9%
Asset-Backed Securities	17.0%
Collateralized Mortgage Obligations	13.3%
Corporate Bonds	12.2%
Commercial Mortgage-Backed Securities	8.4%
Investment Company	1.8%
Other assets in excess of liabilities	6.4%
Oil, Gas & Consumable Fuels	1.7%
Banks	1.3%
Electric Utilities	0.8%
Health Care Providers & Services	0.6%
Other Industries	95.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$88,727,483
Number of Portfolio Holdings	441
Portfolio Turnover Rate	99.10%
Advisory Fees - net of reimbursement & waiver, if any	750,401

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT DoubleLine Total Return Tactical Fund

Annual Shareholder Report - December 31, 2024

AR-TRT-Y (12-24)

NVIT Emerging Markets Fund

Class D

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class D	$150	1.45%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Exposure to China and Hong Kong was the main headwind for relative performance, with defensive positioning lagging a fast-rising market. High quality, cash generating companies that have been performing well in the difficult Chinese economy were not, with a few exceptions, what led a rally sparked by a stimulus announcement in September.

Stock picking in Taiwan was the largest positive contributor. The Fund owns a number of companies dominating niches in the Artificial Intelligence supply chain benefiting from explosive demand, their stocks surging through the period. Bucking the trend were South Korean DRAM giants Hynix and Samsung which underperformed the sector as they were hit by poor domestic politics and headwinds in commodity memory as Chinese supply threatens to rachet up amid weak demand. Hynix is better positioned as the leader in High Bandwidth Memory, sole supplier to Nvidia for leading edge chips.

Stock picking in India was positive, particularly in a fourth quarter that punished names falling short of expectations. Private hospital operator Max Healthcare was the top contributor as managing director Abhay Soi leads Max out of its Delhi home base. Fast growing baby and skincare brand Honasa was negative, underperforming on a severe recalibration of growth forecasts. We exited following a review of the position.

Outperformance across Latin America was strong. Argentinian shale oil company Vista was the lead contributor, while an underweight to Mexico and Brazil was positive in falling markets. Mexico’s status as the largest exporter to the United States (U.S.) places it in the crosshairs of an incoming Trump presidency. In Brazil, the reais hit an all-time low against the U.S. dollar as investors revolt over President Lula’s fiscal profligacy.

Total Return Based on a $10,000  Investment

	Class D	MSCI Emerging Markets® Index
Jul 16	$10,000	$10,000
Dec 16	$9,825	$9,926
Dec 17	$13,862	$13,626
Dec 18	$11,407	$11,640
Dec 19	$13,983	$13,784
Dec 20	$15,790	$16,308
Dec 21	$14,592	$15,893
Dec 22	$10,945	$12,700
Dec 23	$11,361	$13,949
Dec 24	$12,041	$14,995

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class D - (Inception 07/29/2016)	5.99%	-2.95%	2.23%
MSCI Emerging Markets® Index	7.50%	1.70%	4.93%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	100.4%
Repurchase Agreement	0.6%
Other liabilities in excess of assets	-1.0%
China	27.9%
Taiwan	21.0%
India	19.5%
South Korea	7.8%
Indonesia	3.8%
Brazil	3.2%
Philippines	2.6%
Thailand	2.5%
Hong Kong	2.2%
Greece	1.8%
Other CountriesFootnote Reference#	7.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$141,450,539
Number of Portfolio Holdings	83
Portfolio Turnover Rate	59.43%
Advisory Fees - net of reimbursement & waiver, if any	$1,284,409

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Emerging Markets Fund

Annual Shareholder Report - December 31, 2024

AR-EM-D (12-24)

NVIT Emerging Markets Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$120	1.17%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Exposure to China and Hong Kong was the main headwind for relative performance, with defensive positioning lagging a fast-rising market. High quality, cash generating companies that have been performing well in the difficult Chinese economy were not, with a few exceptions, what led a rally sparked by a stimulus announcement in September.

Stock picking in Taiwan was the largest positive contributor. The Fund owns a number of companies dominating niches in the Artificial Intelligence supply chain benefiting from explosive demand, their stocks surging through the period. Bucking the trend were South Korean DRAM giants Hynix and Samsung which underperformed the sector as they were hit by poor domestic politics and headwinds in commodity memory as Chinese supply threatens to rachet up amid weak demand. Hynix is better positioned as the leader in High Bandwidth Memory, sole supplier to Nvidia for leading edge chips.

Stock picking in India was positive, particularly in a fourth quarter that punished names falling short of expectations. Private hospital operator Max Healthcare was the top contributor as managing director Abhay Soi leads Max out of its Delhi home base. Fast growing baby and skincare brand Honasa was negative, underperforming on a severe recalibration of growth forecasts. We exited following a review of the position.

Outperformance across Latin America was strong. Argentinian shale oil company Vista was the lead contributor, while an underweight to Mexico and Brazil was positive in falling markets. Mexico’s status as the largest exporter to the United States (U.S.) places it in the crosshairs of an incoming Trump presidency. In Brazil, the reais hit an all-time low against the U.S. dollar as investors revolt over President Lula’s fiscal profligacy.

Total Return Based on a $10,000  Investment

	Class I	MSCI Emerging Markets® Index
Dec 14	$10,000	$10,000
Dec 15	$8,401	$8,508
Dec 16	$9,049	$9,460
Dec 17	$12,804	$12,987
Dec 18	$10,574	$11,093
Dec 19	$13,000	$13,137
Dec 20	$14,729	$15,542
Dec 21	$13,657	$15,147
Dec 22	$10,278	$12,104
Dec 23	$10,706	$13,294
Dec 24	$11,378	$14,291

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	6.28%	-2.63%	1.30%
MSCI Emerging Markets® Index	7.50%	1.70%	3.64%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	100.4%
Repurchase Agreement	0.6%
Other liabilities in excess of assets	-1.0%
China	27.9%
Taiwan	21.0%
India	19.5%
South Korea	7.8%
Indonesia	3.8%
Brazil	3.2%
Philippines	2.6%
Thailand	2.5%
Hong Kong	2.2%
Greece	1.8%
Other CountriesFootnote Reference#	7.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$141,450,539
Number of Portfolio Holdings	83
Portfolio Turnover Rate	59.43%
Advisory Fees - net of reimbursement & waiver, if any	$1,284,409

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Emerging Markets Fund

Annual Shareholder Report - December 31, 2024

AR-EM-I (12-24)

NVIT Emerging Markets Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$146	1.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Exposure to China and Hong Kong was the main headwind for relative performance, with defensive positioning lagging a fast-rising market. High quality, cash generating companies that have been performing well in the difficult Chinese economy were not, with a few exceptions, what led a rally sparked by a stimulus announcement in September.

Stock picking in Taiwan was the largest positive contributor. The Fund owns a number of companies dominating niches in the Artificial Intelligence supply chain benefiting from explosive demand, their stocks surging through the period. Bucking the trend were South Korean DRAM giants Hynix and Samsung which underperformed the sector as they were hit by poor domestic politics and headwinds in commodity memory as Chinese supply threatens to rachet up amid weak demand. Hynix is better positioned as the leader in High Bandwidth Memory, sole supplier to Nvidia for leading edge chips.

Stock picking in India was positive, particularly in a fourth quarter that punished names falling short of expectations. Private hospital operator Max Healthcare was the top contributor as managing director Abhay Soi leads Max out of its Delhi home base. Fast growing baby and skincare brand Honasa was negative, underperforming on a severe recalibration of growth forecasts. We exited following a review of the position.

Outperformance across Latin America was strong. Argentinian shale oil company Vista was the lead contributor, while an underweight to Mexico and Brazil was positive in falling markets. Mexico’s status as the largest exporter to the United States (U.S.) places it in the crosshairs of an incoming Trump presidency. In Brazil, the reais hit an all-time low against the U.S. dollar as investors revolt over President Lula’s fiscal profligacy.

Total Return Based on a $10,000  Investment

	Class II	MSCI Emerging Markets® Index
Dec 14	$10,000	$10,000
Dec 15	$8,377	$8,508
Dec 16	$9,003	$9,460
Dec 17	$12,714	$12,987
Dec 18	$10,470	$11,093
Dec 19	$12,843	$13,137
Dec 20	$14,512	$15,542
Dec 21	$13,422	$15,147
Dec 22	$10,078	$12,104
Dec 23	$10,467	$13,294
Dec 24	$11,095	$14,291

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	6.00%	-2.88%	1.04%
MSCI Emerging Markets® Index	7.50%	1.70%	3.64%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	100.4%
Repurchase Agreement	0.6%
Other liabilities in excess of assets	-1.0%
China	27.9%
Taiwan	21.0%
India	19.5%
South Korea	7.8%
Indonesia	3.8%
Brazil	3.2%
Philippines	2.6%
Thailand	2.5%
Hong Kong	2.2%
Greece	1.8%
Other CountriesFootnote Reference#	7.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$141,450,539
Number of Portfolio Holdings	83
Portfolio Turnover Rate	59.43%
Advisory Fees - net of reimbursement & waiver, if any	$1,284,409

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Emerging Markets Fund

Annual Shareholder Report - December 31, 2024

AR-EM-II (12-24)

NVIT Emerging Markets Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Emerging Markets Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$105	1.02%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Exposure to China and Hong Kong was the main headwind for relative performance, with defensive positioning lagging a fast-rising market. High quality, cash generating companies that have been performing well in the difficult Chinese economy were not, with a few exceptions, what led a rally sparked by a stimulus announcement in September.

Stock picking in Taiwan was the largest positive contributor. The Fund owns a number of companies dominating niches in the Artificial Intelligence supply chain benefiting from explosive demand, their stocks surging through the period. Bucking the trend were South Korean DRAM giants Hynix and Samsung which underperformed the sector as they were hit by poor domestic politics and headwinds in commodity memory as Chinese supply threatens to rachet up amid weak demand. Hynix is better positioned as the leader in High Bandwidth Memory, sole supplier to Nvidia for leading edge chips.

Stock picking in India was positive, particularly in a fourth quarter that punished names falling short of expectations. Private hospital operator Max Healthcare was the top contributor as managing director Abhay Soi leads Max out of its Delhi home base. Fast growing baby and skincare brand Honasa was negative, underperforming on a severe recalibration of growth forecasts. We exited following a review of the position.

Outperformance across Latin America was strong. Argentinian shale oil company Vista was the lead contributor, while an underweight to Mexico and Brazil was positive in falling markets. Mexico’s status as the largest exporter to the United States (U.S.) places it in the crosshairs of an incoming Trump presidency. In Brazil, the reais hit an all-time low against the U.S. dollar as investors revolt over President Lula’s fiscal profligacy.

Total Return Based on a $10,000  Investment

	Class Y	MSCI Emerging Markets® Index
Dec 14	$10,000	$10,000
Dec 15	$8,410	$8,508
Dec 16	$9,078	$9,460
Dec 17	$12,862	$12,987
Dec 18	$10,632	$11,093
Dec 19	$13,102	$13,137
Dec 20	$14,855	$15,542
Dec 21	$13,793	$15,147
Dec 22	$10,400	$12,104
Dec 23	$10,850	$13,294
Dec 24	$11,543	$14,291

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	6.40%Footnote Reference*	-2.50%	1.45%
MSCI Emerging Markets® Index	7.50%	1.70%	3.64%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	100.4%
Repurchase Agreement	0.6%
Other liabilities in excess of assets	-1.0%
China	27.9%
Taiwan	21.0%
India	19.5%
South Korea	7.8%
Indonesia	3.8%
Brazil	3.2%
Philippines	2.6%
Thailand	2.5%
Hong Kong	2.2%
Greece	1.8%
Other CountriesFootnote Reference#	7.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$141,450,539
Number of Portfolio Holdings	83
Portfolio Turnover Rate	59.43%
Advisory Fees - net of reimbursement & waiver, if any	$1,284,409

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Emerging Markets Fund

Annual Shareholder Report - December 31, 2024

AR-EM-Y (12-24)

NVIT Federated High Income Bond Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Federated High Income Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$94	0.91%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund seeks to provide high current income by investing at least 80% of its net assets in U.S. dollar-denominated high-yield bonds of U.S. and foreign issuers, including those in emerging market countries.

The Fund was positively impacted by security selection in the Insurance-P&C, Consumer Cyclical Services and Building Materials industry sectors. Also, the Fund was positively impacted by its underweight to the underperforming Wireless Telecommunications sector. Specific Fund holdings that positively impacted performance relative to the Index included: Clydesdale Acquisition, SRS Distribution, Ardonagh Midco 2 Limited, Condor Merger Sub and Community Health Systems.

The Fund was negatively impacted by its industry allocation, especially its underweight to the strong performing Wireline Telecommunications and Retail industry sectors. It was also negatively impacted by its overweight to the underperforming Packaging, Cable & Satellite and Automotive industry sectors. Given the strong absolute performance during the period the Fund’s cash position was also a drag on performance. Moreover, the Fund was negatively impacted by security selection in the Media & Entertainment, Midstream, Electric Utilities and Pharmaceuticals industry sectors. Specific Fund holdings that negatively impacted performance relative to the Index included: iHeartCommunications, Ardagh Packaging, CSC Holdings LLC, Enviva Inc. and CMG Media Corporation.

Total Return Based on a $10,000  Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,739	$10,055	$9,557
Dec 16	$11,118	$10,321	$11,194
Dec 17	$11,869	$10,687	$12,034
Dec 18	$11,513	$10,688	$11,783
Dec 19	$13,210	$11,620	$13,471
Dec 20	$14,005	$12,493	$14,420
Dec 21	$14,700	$12,300	$15,179
Dec 22	$12,946	$10,700	$13,482
Dec 23	$14,646	$11,292	$15,294
Dec 24	$15,565	$11,433	$16,546

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	6.28%	3.33%	4.52%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index	8.19%	4.20%	5.16%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bonds	96.8%
Other assets in excess of liabilities	3.2%
Technology	11.3%
Insurance - P&C	8.9%
Cable Satellite	6.5%
Automotive	5.9%
Gaming	5.9%
Midstream	5.7%
Packaging	4.9%
Healthcare	4.8%
Building Materials	4.4%
Consumer Cyclical Services	3.8%
Other Industries	37.9%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$96,947,348
Number of Portfolio Holdings	426
Portfolio Turnover Rate	26.20%
Advisory Fees - net of reimbursement & waiver, if any	$583,487

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Federated High Income Bond Fund

Annual Shareholder Report - December 31, 2024

AR-FHIB-I (12-24)

NVIT Government Bond Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$71	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

In 2024, market expectations for Federal Reserve (Fed) rate cuts began the year near 150 basis points (“bps”). When growth and inflation came in hotter than anticipated, those expectations were pared back to near 25 bps of cuts, and rates across the curve moved higher. Throughout the year, risk assets performed well.  Stocks had a strong year, and fixed income spread product performed well. Growth remained solid due to a heavy dose of fiscal spending and strong tech performance driven by Artificial Intelligence excitement.  In the second half of the year, employment growth moderated with inflation.

The Fund’s underweight to Treasuries and its overweight to Agency Mortgage-Backed Securities (MBS) and Non-Agency Mortgage-Backed Securities contributed to the Fund’s performance. The Fund also benefited from its overweight to Agency Debt, Asset-Backed Securities (“ABS”) and Agency Commercial Mortgage-Backed Securities (“CMBS”). Finally, the Fund was positioned for a steeper yield curve, which contributed to performance as the Treasury curve steepened.

Despite outperforming on the year, Agency MBS underperformed in the first and fourth quarters of 2024, which detracted from performance as the Fund remained overweight.  Agency CMBS and ABS underperformed in the fourth quarter, which detracted from performance given the Fund’s overweight.  Finally, the Fund was slightly long duration for part of the year, which detracted from performance as Treasury yields moved significantly higher out on the curve.

During the year, the Fund employed the use of derivatives, specifically U.S. Treasury Futures, to manage duration and curve exposure. The Fund was long 5-year Futures throughout the year, which detracted from performance as Treasury yields moved higher.  This was offset by gains in the cash (bond) portfolio.

Total Return Based on a $10,000  Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Mortgage Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,989	$10,055	$10,113
Dec 16	$10,063	$10,321	$10,245
Dec 17	$10,273	$10,687	$10,488
Dec 18	$10,268	$10,688	$10,586
Dec 19	$10,912	$11,620	$11,288
Dec 20	$11,576	$12,493	$12,006
Dec 21	$11,335	$12,300	$11,793
Dec 22	$9,912	$10,700	$10,364
Dec 23	$10,378	$11,292	$10,825
Dec 24	$10,485	$11,433	$10,915

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	1.03%	-0.80%	0.47%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Mortgage Index	0.83%	-0.67%	0.88%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Mortgage-Backed Security	48.0%
U.S. Government Agency Security	19.5%
U.S. Treasury Obligation	14.6%
Collateralized Mortgage Obligation	7.5%
Asset-Backed Security	5.5%
Commercial Mortgage-Backed Security	3.3%
Other assets in excess of liabilities	1.6%
FFCB, 3.14%, 7/2/2026	4.7%
FFCB, 2.38%, 3/16/2032	4.6%
Resolution Funding Corp., 1/15/2030	4.2%
U.S. Treasury Notes, 4.13%, 11/15/2027	3.4%
U.S. Treasury Bonds, 2.25%, 8/15/2046	3.4%
FNMA UMBS, 2.00%, 4/1/2052	3.4%
FNMA, 2.50%, 9/25/2042	2.4%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.4%
FNMA UMBS, 3.00%, 12/1/2047	2.4%
State of Israel AID Bond, 5.50%, 9/18/2033	2.2%
Other HoldingsFootnote Reference#	66.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$287,105,905
Number of Portfolio Holdings	130
Portfolio Turnover Rate	56.85%
Advisory Fees - net of reimbursement & waiver, if any	$1,540,277

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Bond Fund

Annual Shareholder Report - December 31, 2024

AR-GB-I (12-24)

NVIT Government Bond Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$96	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

In 2024, market expectations for Federal Reserve (Fed) rate cuts began the year near 150 basis points (“bps”). When growth and inflation came in hotter than anticipated, those expectations were pared back to near 25 bps of cuts, and rates across the curve moved higher. Throughout the year, risk assets performed well.  Stocks had a strong year, and fixed income spread product performed well. Growth remained solid due to a heavy dose of fiscal spending and strong tech performance driven by Artificial Intelligence excitement.  In the second half of the year, employment growth moderated with inflation.

The Fund’s underweight to Treasuries and its overweight to Agency Mortgage-Backed Securities (MBS) and Non-Agency Mortgage-Backed Securities contributed to the Fund’s performance. The Fund also benefited from its overweight to Agency Debt, Asset-Backed Securities (“ABS”) and Agency Commercial Mortgage-Backed Securities (“CMBS”). Finally, the Fund was positioned for a steeper yield curve, which contributed to performance as the Treasury curve steepened.

Despite outperforming on the year, Agency MBS underperformed in the first and fourth quarters of 2024, which detracted from performance as the Fund remained overweight.  Agency CMBS and ABS underperformed in the fourth quarter, which detracted from performance given the Fund’s overweight.  Finally, the Fund was slightly long duration for part of the year, which detracted from performance as Treasury yields moved significantly higher out on the curve.

During the year, the Fund employed the use of derivatives, specifically U.S. Treasury Futures, to manage duration and curve exposure. The Fund was long 5-year Futures throughout the year, which detracted from performance as Treasury yields moved higher.  This was offset by gains in the cash (bond) portfolio.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Mortgage Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,963	$10,055	$10,113
Dec 16	$10,011	$10,321	$10,245
Dec 17	$10,194	$10,687	$10,488
Dec 18	$10,168	$10,688	$10,586
Dec 19	$10,779	$11,620	$11,288
Dec 20	$11,403	$12,493	$12,006
Dec 21	$11,134	$12,300	$11,793
Dec 22	$9,716	$10,700	$10,364
Dec 23	$10,147	$11,292	$10,825
Dec 24	$10,229	$11,433	$10,915

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	0.81%	-1.04%	0.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Mortgage Index	0.83%	-0.67%	0.88%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Mortgage-Backed Security	48.0%
U.S. Government Agency Security	19.5%
U.S. Treasury Obligation	14.6%
Collateralized Mortgage Obligation	7.5%
Asset-Backed Security	5.5%
Commercial Mortgage-Backed Security	3.3%
Other assets in excess of liabilities	1.6%
FFCB, 3.14%, 7/2/2026	4.7%
FFCB, 2.38%, 3/16/2032	4.6%
Resolution Funding Corp., 1/15/2030	4.2%
U.S. Treasury Notes, 4.13%, 11/15/2027	3.4%
U.S. Treasury Bonds, 2.25%, 8/15/2046	3.4%
FNMA UMBS, 2.00%, 4/1/2052	3.4%
FNMA, 2.50%, 9/25/2042	2.4%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.4%
FNMA UMBS, 3.00%, 12/1/2047	2.4%
State of Israel AID Bond, 5.50%, 9/18/2033	2.2%
Other HoldingsFootnote Reference#	66.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$287,105,905
Number of Portfolio Holdings	130
Portfolio Turnover Rate	56.85%
Advisory Fees - net of reimbursement & waiver, if any	$1,540,277

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Bond Fund

Annual Shareholder Report - December 31, 2024

AR-GB-II (12-24)

NVIT Government Bond Fund

Class IV

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$71	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

In 2024, market expectations for Federal Reserve (Fed) rate cuts began the year near 150 basis points (“bps”). When growth and inflation came in hotter than anticipated, those expectations were pared back to near 25 bps of cuts, and rates across the curve moved higher. Throughout the year, risk assets performed well.  Stocks had a strong year, and fixed income spread product performed well. Growth remained solid due to a heavy dose of fiscal spending and strong tech performance driven by Artificial Intelligence excitement.  In the second half of the year, employment growth moderated with inflation.

The Fund’s underweight to Treasuries and its overweight to Agency Mortgage-Backed Securities (MBS) and Non-Agency Mortgage-Backed Securities contributed to the Fund’s performance. The Fund also benefited from its overweight to Agency Debt, Asset-Backed Securities (“ABS”) and Agency Commercial Mortgage-Backed Securities (“CMBS”). Finally, the Fund was positioned for a steeper yield curve, which contributed to performance as the Treasury curve steepened.

Despite outperforming on the year, Agency MBS underperformed in the first and fourth quarters of 2024, which detracted from performance as the Fund remained overweight.  Agency CMBS and ABS underperformed in the fourth quarter, which detracted from performance given the Fund’s overweight.  Finally, the Fund was slightly long duration for part of the year, which detracted from performance as Treasury yields moved significantly higher out on the curve.

During the year, the Fund employed the use of derivatives, specifically U.S. Treasury Futures, to manage duration and curve exposure. The Fund was long 5-year Futures throughout the year, which detracted from performance as Treasury yields moved higher.  This was offset by gains in the cash (bond) portfolio.

Total Return Based on a $10,000  Investment

	Class IV	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Mortgage Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,989	$10,055	$10,113
Dec 16	$10,063	$10,321	$10,245
Dec 17	$10,273	$10,687	$10,488
Dec 18	$10,277	$10,688	$10,586
Dec 19	$10,912	$11,620	$11,288
Dec 20	$11,576	$12,493	$12,006
Dec 21	$11,336	$12,300	$11,793
Dec 22	$9,912	$10,700	$10,364
Dec 23	$10,378	$11,292	$10,825
Dec 24	$10,485	$11,433	$10,915

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	1.03%	-0.80%	0.47%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Mortgage Index	0.83%	-0.67%	0.88%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Mortgage-Backed Security	48.0%
U.S. Government Agency Security	19.5%
U.S. Treasury Obligation	14.6%
Collateralized Mortgage Obligation	7.5%
Asset-Backed Security	5.5%
Commercial Mortgage-Backed Security	3.3%
Other assets in excess of liabilities	1.6%
FFCB, 3.14%, 7/2/2026	4.7%
FFCB, 2.38%, 3/16/2032	4.6%
Resolution Funding Corp., 1/15/2030	4.2%
U.S. Treasury Notes, 4.13%, 11/15/2027	3.4%
U.S. Treasury Bonds, 2.25%, 8/15/2046	3.4%
FNMA UMBS, 2.00%, 4/1/2052	3.4%
FNMA, 2.50%, 9/25/2042	2.4%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.4%
FNMA UMBS, 3.00%, 12/1/2047	2.4%
State of Israel AID Bond, 5.50%, 9/18/2033	2.2%
Other HoldingsFootnote Reference#	66.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$287,105,905
Number of Portfolio Holdings	130
Portfolio Turnover Rate	56.85%
Advisory Fees - net of reimbursement & waiver, if any	$1,540,277

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Bond Fund

Annual Shareholder Report - December 31, 2024

AR-GB-IV (12-24)

NVIT Government Bond Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Government Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$57	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

In 2024, market expectations for Federal Reserve (Fed) rate cuts began the year near 150 basis points (“bps”). When growth and inflation came in hotter than anticipated, those expectations were pared back to near 25 bps of cuts, and rates across the curve moved higher. Throughout the year, risk assets performed well.  Stocks had a strong year, and fixed income spread product performed well. Growth remained solid due to a heavy dose of fiscal spending and strong tech performance driven by Artificial Intelligence excitement.  In the second half of the year, employment growth moderated with inflation.

The Fund’s underweight to Treasuries and its overweight to Agency Mortgage-Backed Securities (MBS) and Non-Agency Mortgage-Backed Securities contributed to the Fund’s performance. The Fund also benefited from its overweight to Agency Debt, Asset-Backed Securities (“ABS”) and Agency Commercial Mortgage-Backed Securities (“CMBS”). Finally, the Fund was positioned for a steeper yield curve, which contributed to performance as the Treasury curve steepened.

Despite outperforming on the year, Agency MBS underperformed in the first and fourth quarters of 2024, which detracted from performance as the Fund remained overweight.  Agency CMBS and ABS underperformed in the fourth quarter, which detracted from performance given the Fund’s overweight.  Finally, the Fund was slightly long duration for part of the year, which detracted from performance as Treasury yields moved significantly higher out on the curve.

During the year, the Fund employed the use of derivatives, specifically U.S. Treasury Futures, to manage duration and curve exposure. The Fund was long 5-year Futures throughout the year, which detracted from performance as Treasury yields moved higher.  This was offset by gains in the cash (bond) portfolio.

Total Return Based on a $10,000  Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Mortgage Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$10,005	$10,055	$10,113
Dec 16	$10,096	$10,321	$10,245
Dec 17	$10,313	$10,687	$10,488
Dec 18	$10,333	$10,688	$10,586
Dec 19	$10,997	$11,620	$11,288
Dec 20	$11,674	$12,493	$12,006
Dec 21	$11,449	$12,300	$11,793
Dec 22	$10,027	$10,700	$10,364
Dec 23	$10,515	$11,292	$10,825
Dec 24	$10,640	$11,433	$10,915

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	1.18%Footnote Reference*	-0.66%	0.62%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Mortgage Index	0.83%	-0.67%	0.88%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Mortgage-Backed Security	48.0%
U.S. Government Agency Security	19.5%
U.S. Treasury Obligation	14.6%
Collateralized Mortgage Obligation	7.5%
Asset-Backed Security	5.5%
Commercial Mortgage-Backed Security	3.3%
Other assets in excess of liabilities	1.6%
FFCB, 3.14%, 7/2/2026	4.7%
FFCB, 2.38%, 3/16/2032	4.6%
Resolution Funding Corp., 1/15/2030	4.2%
U.S. Treasury Notes, 4.13%, 11/15/2027	3.4%
U.S. Treasury Bonds, 2.25%, 8/15/2046	3.4%
FNMA UMBS, 2.00%, 4/1/2052	3.4%
FNMA, 2.50%, 9/25/2042	2.4%
FHLMC Multifamily Structured Pass-Through Certificates, 4.20%, 5/25/2033	2.4%
FNMA UMBS, 3.00%, 12/1/2047	2.4%
State of Israel AID Bond, 5.50%, 9/18/2033	2.2%
Other HoldingsFootnote Reference#	66.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$287,105,905
Number of Portfolio Holdings	130
Portfolio Turnover Rate	56.85%
Advisory Fees - net of reimbursement & waiver, if any	$1,540,277

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Bond Fund

Annual Shareholder Report - December 31, 2024

AR-GB-Y (12-24)

NVIT Government Money Market Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$45	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Total Return Based on a $10,000  Investment

	Class I	iMoneyNet Money Fund Average™ Government All
Dec 14	$10,000	$10,000
Dec 15	$10,000	$10,001
Dec 16	$10,001	$10,009
Dec 17	$10,043	$10,056
Dec 18	$10,183	$10,198
Dec 19	$10,364	$10,380
Dec 20	$10,389	$10,409
Dec 21	$10,389	$10,412
Dec 22	$10,524	$10,550
Dec 23	$11,023	$11,052
Dec 24	$11,562	$11,596

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	4.88%	2.21%	1.46%
iMoneyNet Money Fund Average™ Government All	4.92%	2.24%	1.49%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	40.7%
Repurchase Agreements	36.4%
U.S. Government Agency Securities	23.2%
Other liabilities in excess of assets	-0.3%
U.S. Treasury Bills, 4.65%, 1/9/2025	3.0%
U.S. Treasury Bills, 4.59%, 1/16/2025	2.6%
U.S. Treasury Bills, 4.53%, 1/28/2025	2.2%
FHLB, 4.74%, 2/7/2025	2.0%
FHLB, 4.30%, 3/21/2025	2.0%
U.S. Treasury Notes, 4.43%, 4/30/2026	2.0%
U.S. Treasury Bills, 4.62%, 3/20/2025	1.9%
U.S. Treasury Bills, 4.29%, 3/27/2025	1.6%
U.S. Treasury Bills, 4.25%, 6/20/2025	1.6%
U.S. Treasury Bills, 4.26%, 6/26/2025	1.6%
Other HoldingsFootnote Reference#	79.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$3,513,248,570
Number of Portfolio Holdings	105
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$7,628,455

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Annual Shareholder Report - December 31, 2024

AR-MMKT-I (12-24)

NVIT Government Money Market Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$71	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Total Return Based on a $10,000  Investment

	Class II	iMoneyNet Money Fund Average™ Government All
Dec 14	$10,000	$10,000
Dec 15	$10,000	$10,001
Dec 16	$10,000	$10,009
Dec 17	$10,022	$10,056
Dec 18	$10,136	$10,198
Dec 19	$10,291	$10,380
Dec 20	$10,309	$10,409
Dec 21	$10,309	$10,412
Dec 22	$10,426	$10,550
Dec 23	$10,894	$11,052
Dec 24	$11,397	$11,596

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	4.62%	2.06%	1.32%
iMoneyNet Money Fund Average™ Government All	4.92%	2.24%	1.49%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	40.7%
Repurchase Agreements	36.4%
U.S. Government Agency Securities	23.2%
Other liabilities in excess of assets	-0.3%
U.S. Treasury Bills, 4.65%, 1/9/2025	3.0%
U.S. Treasury Bills, 4.59%, 1/16/2025	2.6%
U.S. Treasury Bills, 4.53%, 1/28/2025	2.2%
FHLB, 4.74%, 2/7/2025	2.0%
FHLB, 4.30%, 3/21/2025	2.0%
U.S. Treasury Notes, 4.43%, 4/30/2026	2.0%
U.S. Treasury Bills, 4.62%, 3/20/2025	1.9%
U.S. Treasury Bills, 4.29%, 3/27/2025	1.6%
U.S. Treasury Bills, 4.25%, 6/20/2025	1.6%
U.S. Treasury Bills, 4.26%, 6/26/2025	1.6%
Other HoldingsFootnote Reference#	79.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$3,513,248,570
Number of Portfolio Holdings	105
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$7,628,455

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Annual Shareholder Report - December 31, 2024

AR-MMKT-II (12-24)

NVIT Government Money Market Fund

Class IV

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$45	0.44%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Total Return Based on a $10,000  Investment

	Class IV	iMoneyNet Money Fund Average™ Government All
Dec 14	$10,000	$10,000
Dec 15	$10,000	$10,001
Dec 16	$10,001	$10,009
Dec 17	$10,043	$10,056
Dec 18	$10,183	$10,198
Dec 19	$10,364	$10,380
Dec 20	$10,389	$10,409
Dec 21	$10,389	$10,412
Dec 22	$10,524	$10,550
Dec 23	$11,023	$11,052
Dec 24	$11,562	$11,596

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	4.88%	2.21%	1.46%
iMoneyNet Money Fund Average™ Government All	4.92%	2.24%	1.49%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	40.7%
Repurchase Agreements	36.4%
U.S. Government Agency Securities	23.2%
Other liabilities in excess of assets	-0.3%
U.S. Treasury Bills, 4.65%, 1/9/2025	3.0%
U.S. Treasury Bills, 4.59%, 1/16/2025	2.6%
U.S. Treasury Bills, 4.53%, 1/28/2025	2.2%
FHLB, 4.74%, 2/7/2025	2.0%
FHLB, 4.30%, 3/21/2025	2.0%
U.S. Treasury Notes, 4.43%, 4/30/2026	2.0%
U.S. Treasury Bills, 4.62%, 3/20/2025	1.9%
U.S. Treasury Bills, 4.29%, 3/27/2025	1.6%
U.S. Treasury Bills, 4.25%, 6/20/2025	1.6%
U.S. Treasury Bills, 4.26%, 6/26/2025	1.6%
Other HoldingsFootnote Reference#	79.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$3,513,248,570
Number of Portfolio Holdings	105
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$7,628,455

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Annual Shareholder Report - December 31, 2024

AR-MMKT-IV (12-24)

NVIT Government Money Market Fund

Class V

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class V	$40	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Total Return Based on a $10,000  Investment

	Class V	iMoneyNet Money Fund Average™ Government All
Dec 14	$10,000	$10,000
Dec 15	$10,000	$10,001
Dec 16	$10,003	$10,009
Dec 17	$10,050	$10,056
Dec 18	$10,195	$10,198
Dec 19	$10,382	$10,380
Dec 20	$10,409	$10,409
Dec 21	$10,409	$10,412
Dec 22	$10,547	$10,550
Dec 23	$11,053	$11,052
Dec 24	$11,599	$11,596

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class V	4.94%	2.24%	1.49%
iMoneyNet Money Fund Average™ Government All	4.92%	2.24%	1.49%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	40.7%
Repurchase Agreements	36.4%
U.S. Government Agency Securities	23.2%
Other liabilities in excess of assets	-0.3%
U.S. Treasury Bills, 4.65%, 1/9/2025	3.0%
U.S. Treasury Bills, 4.59%, 1/16/2025	2.6%
U.S. Treasury Bills, 4.53%, 1/28/2025	2.2%
FHLB, 4.74%, 2/7/2025	2.0%
FHLB, 4.30%, 3/21/2025	2.0%
U.S. Treasury Notes, 4.43%, 4/30/2026	2.0%
U.S. Treasury Bills, 4.62%, 3/20/2025	1.9%
U.S. Treasury Bills, 4.29%, 3/27/2025	1.6%
U.S. Treasury Bills, 4.25%, 6/20/2025	1.6%
U.S. Treasury Bills, 4.26%, 6/26/2025	1.6%
Other HoldingsFootnote Reference#	79.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$3,513,248,570
Number of Portfolio Holdings	105
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$7,628,455

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Annual Shareholder Report - December 31, 2024

AR-MMKT-V (12-24)

NVIT Government Money Market Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Government Money Market Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$30	0.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

Total Return Based on a $10,000  Investment

	Class Y	iMoneyNet Money Fund Average™ Government All
Sep 18	$10,000	$10,000
Dec 18	$10,049	$10,047
Dec 19	$10,243	$10,227
Dec 20	$10,273	$10,255
Dec 21	$10,273	$10,257
Dec 22	$10,417	$10,394
Dec 23	$10,928	$10,889
Dec 24	$11,479	$11,424

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 09/28/2018)	5.04%	2.30%	2.23%
iMoneyNet Money Fund Average™ Government All	4.92%	2.24%	2.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

U.S. Treasury Obligations	40.7%
Repurchase Agreements	36.4%
U.S. Government Agency Securities	23.2%
Other liabilities in excess of assets	-0.3%
U.S. Treasury Bills, 4.65%, 1/9/2025	3.0%
U.S. Treasury Bills, 4.59%, 1/16/2025	2.6%
U.S. Treasury Bills, 4.53%, 1/28/2025	2.2%
FHLB, 4.74%, 2/7/2025	2.0%
FHLB, 4.30%, 3/21/2025	2.0%
U.S. Treasury Notes, 4.43%, 4/30/2026	2.0%
U.S. Treasury Bills, 4.62%, 3/20/2025	1.9%
U.S. Treasury Bills, 4.29%, 3/27/2025	1.6%
U.S. Treasury Bills, 4.25%, 6/20/2025	1.6%
U.S. Treasury Bills, 4.26%, 6/26/2025	1.6%
Other HoldingsFootnote Reference#	79.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$3,513,248,570
Number of Portfolio Holdings	105
Portfolio Turnover Rate	-%
Advisory Fees - net of reimbursement & waiver, if any	$7,628,455

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Government Money Market Fund

Annual Shareholder Report - December 31, 2024

AR-MMKT-Y (12-24)

NVIT GS Emerging Markets Equity Insights Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT GS Emerging Markets Equity Insights Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$105	1.00%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The MSCI Emerging Markets®  Index gained 7.5% in 2024. Stocks in Taiwan and China contributed most positively, driven by gains in the Information Technology and Financials sectors. Conversely, stocks in Brazil and Korea contributed most negatively, primarily due to challenges in Information Technology and Materials sectors. Large caps moderately outperformed small caps, led by relative performance in Information Technology and Consumer Discretionary sectors. In terms of style factors, value significantly underperformed growth.

Among investment themes, signals within the Themes and Trends pillar, followed by Sentiment Analysis, contributed positively. Conversely, signals within the Fundamental Mispricings pillar detracted, while signals within the High-Quality Business Models pillar remained relatively flat. Within Themes and Trends, industry momentum factors performed well. Meanwhile, signals gauging analyst and management sentiment within the Sentiment Analysis pillar helped relative performance.

During the year, holdings within the Industrials sector contributed the most to fund performance, driven by an overweight position in the Aerospace & Defense industry. On the downside, holdings within the Utilities sector detracted the most due to an overweight position in the Independent Power and Renewable Electricity Producers industry.

At an individual stock level, an overweight position in Trip.com Group Ltd, held primarily due to views around High-Quality Business Models factors, performed well. Conversely, an overweight position in Samsung Electronics Co Ltd, held primarily due to views on Themes and Trends factors, did not perform well.

Among countries, the position in Korea contributed the most, whereas the positioning in Malaysia detracted.

Total Return Based on a $10,000  Investment

	Class Y	MSCI Emerging Markets® Index
Jul 20	$10,000	$10,000
Dec 20	$12,540	$12,193
Dec 21	$12,582	$11,883
Dec 22	$10,209	$9,496
Dec 23	$11,580	$10,429
Dec 24	$12,713	$11,212

Average Annual Total Returns

	1 Year	3 Years	Since inception
Class Y - (Inception 07/16/2020)	9.79%	0.35%	5.53%
MSCI Emerging Markets® Index	7.50%	-1.92%	2.60%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.6%
Repurchase Agreements	0.9%
Other assets in excess of liabilities	0.5%
China	28.3%
India	20.1%
Taiwan	20.0%
South Korea	9.2%
Saudi Arabia	4.1%
Brazil	3.7%
South Africa	3.1%
Thailand	1.9%
United Arab Emirates	1.8%
Indonesia	1.8%
Other CountriesFootnote Reference#	6.0%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$566,047,730
Number of Portfolio Holdings	379
Portfolio Turnover Rate	153.24%
Advisory Fees - net of reimbursement & waiver, if any	$6,363,178

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GS Emerging Markets Equity Insights Fund

Annual Shareholder Report - December 31, 2024

AR-EMEI-Y (12-24)

NVIT GS International Equity Insights Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT GS International Equity Insights Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$82	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The MSCI EAFE® Index (USD, NTR) gained 3.82% in 2024. Among countries, stocks in Japan and the UK were the top performers, driven by gains in the Financials and Industrials sectors. Conversely, stocks in Denmark and France underperformed, primarily due to weaknesses in the Health Care and Consumer Staples sectors.

In terms of size, large caps moderately outperformed small caps, led by strong performances in the Financials and Real Estate sectors. Regarding style factors, value stocks outpaced growth stocks moderately.

The Fund outperformed its benchmark, with both bottom-up stock selection and top-down country selection contributing to this outperformance.

Among investment themes, signals from the Themes and Trends pillar, Sentiment Analysis, and Fundamental Mispricings were positive contributors. However, signals from the High-Quality Business Models pillar detracted from performance. Within Themes and Trends, economic linkages factors performed well, while hedge fund short sentiment signals within Sentiment Analysis also aided performance. Additionally, industry rotation factors within Fundamental Mispricings were beneficial.

Sector-wise, the Industrials sector contributed the most, driven by an overweight position in the Aerospace & Defense industry. On the downside, the Materials sector detracted the most due to an overweight position in the Metals & Mining industry.

At the individual stock level, an overweight position in MS&AD Insurance Group Holdings I, influenced by Sentiment Analysis factors, performed well. Conversely, an overweight position in Genmab A/S, also influenced by Sentiment Analysis factors, underperformed.

Among countries, the position in Germany was the most positive contributor, while the position in Denmark detracted.

Total Return Based on a $10,000  Investment

	Class Y	MSCI EAFE® Index
Nov 19	$10,000	$10,000
Dec 19	$10,300	$10,346
Dec 20	$10,815	$11,155
Dec 21	$12,074	$12,411
Dec 22	$10,349	$10,618
Dec 23	$12,369	$12,554
Dec 24	$13,246	$13,034

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 11/14/2019)	7.09%	5.16%	5.63%
MSCI EAFE® Index	3.82%	4.73%	5.30%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.2%
Repurchase Agreements	1.5%
Other assets in excess of liabilities	0.3%
Japan	24.2%
Germany	12.7%
United Kingdom	9.5%
Australia	8.2%
France	7.6%
United States	7.6%
Sweden	5.2%
Switzerland	4.3%
Netherlands	3.8%
Italy	3.8%
Other CountriesFootnote Reference#	13.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,021,458,501
Number of Portfolio Holdings	343
Portfolio Turnover Rate	169.60%
Advisory Fees - net of reimbursement & waiver, if any	$6,276,958

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GS International Equity Insights Fund

Annual Shareholder Report - December 31, 2024

AR-INEI-Y (12-24)

NVIT GS Large Cap Equity Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT GS Large Cap Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$65	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

In 2024, U.S. equity markets experienced broad gains as inflation eased and the Federal Reserve initiated interest rate cuts. Investor sentiment was further bolstered by optimism surrounding an economic soft landing, favorable corporate earnings, improved market breadth, and the proliferation of Artificial Intelligence (AI) demand.

The Fund’s performance was influenced by holdings in the Information Technology and Financials sectors, which contributed the most to relative performance due to effective stock selection. Conversely, positions in the Consumer Discretionary, Health Care, and Real Estate sectors detracted from relative performance, also driven by stock selection.

At the individual stock level, our overweight position in Dell Technologies Inc., based on sentiment analysis factors, performed well. Similarly, our overweight in AppLovin Corp., a mobile advertising technology company, contributed positively to relative returns, driven by strong quarterly earnings, AI initiatives, and an ad market recovery. Overweight in GE Vernova Inc. also contributed positively, demonstrating solid margin expansion, rising demand, and positive forward commentary.

However, an overweight position in Lear Corp., held due to its high-quality business model, underperformed. Additionally, an underweight position in NVIDIA Corp. and an overweight position in Enphase Energy, Inc. detracted from relative performance. NVIDIA benefited from accelerated growth in its generative AI segments, with new product launches driving data center revenue and demand for next-generation chips. In contrast, Enphase Energy faced weakening demand and potential legislative challenges, which pressured its performance.

Total Return Based on a $10,000  Investment

	Class Y	Russell 1000® Index
Oct 19	$10,000	$10,000
Dec 19	$10,619	$10,775
Dec 20	$12,447	$13,015
Dec 21	$16,178	$16,443
Dec 22	$13,010	$13,298
Dec 23	$16,042	$16,826
Dec 24	$20,112	$20,950

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 10/24/2019)	25.37%	13.63%	14.42%
Russell 1000® Index	24.51%	14.28%	15.42%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.2%
Other assets in excess of liabilities	0.8%
Software	10.4%
Semiconductors & Semiconductor Equipment	10.1%
Technology Hardware, Storage & Peripherals	7.7%
Interactive Media & Services	7.5%
Financial Services	4.8%
Broadline Retail	4.0%
Banks	3.5%
Pharmaceuticals	2.9%
Oil, Gas & Consumable Fuels	2.8%
Hotels, Restaurants & Leisure	2.7%
Other IndustriesFootnote Reference#	43.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$2,040,123,831
Number of Portfolio Holdings	255
Portfolio Turnover Rate	124.07%
Advisory Fees - net of reimbursement & waiver, if any	$11,520,715

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GS Large Cap Equity Fund

Annual Shareholder Report - December 31, 2024

AR-LCE-Y (12-24)

NVIT GS Small Cap Equity Insights Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT GS Small Cap Equity Insights Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$85	0.78%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

In 2024, the Russell 2000® Index (USD, NTR) gained 11.11%. On a sector basis, Information Technology and Industrials were the top contributors, driven by strong performances in the Software and Technology Hardware, Storage & Peripherals industries. On the other side, the Energy sector was the largest detractor, driven by challenged performance in the Energy Equipment & Services and Oil, Gas & Consumable Fuels industries.

The Fund outperformed its benchmark. Among investment themes, the Sentiment Analysis pillar was the most positive contributor, followed by High-Quality Business Models, Themes and Trends, and Fundamental Mispricings.

Within Sentiment Analysis, factors related to analyst and management sentiment were particularly effective. In the High-Quality Business Models pillar, signals assessing management quality enhanced relative performance. Additionally, within Themes and Trends, factors evaluating economic linkages contributed positively to the relative returns. Lastly, valuation-related signals within the Fundamental Mispricings pillar helped the performance.

Among sectors, the Industrials sector was the most significant contributor, primarily due to an underweight position in the Construction & Engineering industry. On the downside, the Consumer Discretionary sector detracted the most, largely due to an overweight position in the Hotels, Restaurants & Leisure industry.

At the individual stock level, an overweight position in Viking Therapeutics Inc., driven by analytics around Sentiment Analysis related factors, performed well. In contrast, an overweight position in Coursera Inc., based on views on High-Quality Business Models related factors, underperformed.

Total Return Based on a $10,000  Investment

	Class Y	Russell 3000® Index	Russell 2000® Index
Oct 19	$10,000	$10,000	$10,000
Dec 19	$11,134	$11,123	$11,318
Dec 20	$12,004	$13,427	$13,577
Dec 21	$14,767	$16,858	$15,589
Dec 22	$11,861	$13,620	$12,403
Dec 23	$14,213	$17,155	$14,503
Dec 24	$16,939	$21,240	$16,176

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 10/10/2019)	19.18%	8.75%	10.61%
Russell 3000® Index	23.81%	13.86%	15.55%
Russell 2000® Index	11.54%	7.40%	9.63%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.8%
Repurchase Agreements	9.1%
Other liabilities in excess of assets	-7.9%
Banks	8.7%
Software	6.9%
Biotechnology	6.6%
Financial Services	3.5%
Health Care Providers & Services	3.3%
Machinery	2.9%
Specialty Retail	2.8%
Hotels, Restaurants & Leisure	2.7%
Professional Services	2.4%
Construction & Engineering	2.2%
Other IndustriesFootnote Reference#	58.0%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$192,337,238
Number of Portfolio Holdings	533
Portfolio Turnover Rate	153.92%
Advisory Fees - net of reimbursement & waiver, if any	$1,562,480

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT GS Small Cap Equity Insights Fund

Annual Shareholder Report - December 31, 2024

AR-SCEI-Y (12-24)

NVIT International Equity Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT International Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$104	0.98%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund’s largest relative contributors to performance during the year include NatWest, Barclays, and Xiaomi.  NatWest reported strong quarterly results, demonstrating a solid retail and commercial banking franchise in the United Kingdom (U.K.) The bank's successful restructuring and improved operations have enabled significant capital returns to shareholders. Barclays’ shares also performed robustly over the period. Its capital ratio has improved due to reduced risk-weighted assets. The improved capital ratio enabled Barclays to distribute excess capital to shareholders, including through share repurchases. The bank holds a strong position in U.K. retail banking Xiaomi's stock that rallied throughout the year, reaching its highest price since launch. The company reported solid quarterly results and surprised positively by selling 67,000 electric vehicles in the first two quarters at a 16% gross margin. Performance in the smartphone, lifestyle, and internet services segments aligned with our expectations and recent trends.

The most impactful detractors to annual Fund performance include Infineon, Taiwan Semiconductor and Vinci.  Infineon reported decent earnings but offered a gloomy outlook for the December quarter and the upcoming fiscal year. While the forecast aligns with peers, it reinforces the view that an immediate recovery in demand is unlikely. Despite a diverse product and customer portfolio, Infineon remains vulnerable to the cyclical nature of the semiconductor industry. The Fund holds an underweight position in Taiwan Semiconductor. The company delivered strong performance throughout the year, with quarterly results exceeding expectations and gross margins significantly above guidance in the third and fourth quarters. Vinci’s stock tumbled in the year. The company's long-term concession assets, like toll roads and airports, generate stable income but have attracted regulatory attention, leading to a new transport tax in France. While Vinci's transport infrastructure enjoys high margins, its construction segment, with already thin margins, may struggle to pass higher input costs to customers amid a weaker economic outlook.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI® ex USA
Dec 14	$10,000	$10,000
Dec 15	$9,694	$9,434
Dec 16	$9,779	$9,859
Dec 17	$12,463	$12,539
Dec 18	$10,652	$10,759
Dec 19	$12,689	$13,073
Dec 20	$13,697	$14,465
Dec 21	$15,431	$15,596
Dec 22	$13,252	$13,101
Dec 23	$16,128	$15,147
Dec 24	$17,951	$15,985

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	11.31%	7.19%	6.03%
MSCI ACWI® ex USA	5.53%	4.10%	4.80%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	99.5%
Repurchase Agreement	2.2%
Other liabilities in excess of assets	-1.7%
Japan	13.2%
China	9.2%
Canada	8.3%
United Kingdom	7.4%
Taiwan	5.7%
India	5.3%
Switzerland	5.0%
France	4.9%
United States	4.2%
Australia	4.1%
Other CountriesFootnote Reference#	32.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$108,344,760
Number of Portfolio Holdings	223
Portfolio Turnover Rate	81.82%
Advisory Fees - net of reimbursement & waiver, if any	$665,079

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Equity Fund

Annual Shareholder Report - December 31, 2024

AR-IEQ-I (12-24)

NVIT International Equity Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT International Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$130	1.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund’s largest relative contributors to performance during the year include NatWest, Barclays, and Xiaomi.  NatWest reported strong quarterly results, demonstrating a solid retail and commercial banking franchise in the United Kingdom (U.K.) The bank's successful restructuring and improved operations have enabled significant capital returns to shareholders. Barclays’ shares also performed robustly over the period. Its capital ratio has improved due to reduced risk-weighted assets. The improved capital ratio enabled Barclays to distribute excess capital to shareholders, including through share repurchases. The bank holds a strong position in U.K. retail banking Xiaomi's stock that rallied throughout the year, reaching its highest price since launch. The company reported solid quarterly results and surprised positively by selling 67,000 electric vehicles in the first two quarters at a 16% gross margin. Performance in the smartphone, lifestyle, and internet services segments aligned with our expectations and recent trends.

The most impactful detractors to annual Fund performance include Infineon, Taiwan Semiconductor and Vinci.  Infineon reported decent earnings but offered a gloomy outlook for the December quarter and the upcoming fiscal year. While the forecast aligns with peers, it reinforces the view that an immediate recovery in demand is unlikely. Despite a diverse product and customer portfolio, Infineon remains vulnerable to the cyclical nature of the semiconductor industry. The Fund holds an underweight position in Taiwan Semiconductor. The company delivered strong performance throughout the year, with quarterly results exceeding expectations and gross margins significantly above guidance in the third and fourth quarters. Vinci’s stock tumbled in the year. The company's long-term concession assets, like toll roads and airports, generate stable income but have attracted regulatory attention, leading to a new transport tax in France. While Vinci's transport infrastructure enjoys high margins, its construction segment, with already thin margins, may struggle to pass higher input costs to customers amid a weaker economic outlook.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI® ex USA
Dec 14	$10,000	$10,000
Dec 15	$9,678	$9,434
Dec 16	$9,739	$9,859
Dec 17	$12,376	$12,539
Dec 18	$10,544	$10,759
Dec 19	$12,538	$13,073
Dec 20	$13,502	$14,465
Dec 21	$15,176	$15,596
Dec 22	$12,994	$13,101
Dec 23	$15,783	$15,147
Dec 24	$17,521	$15,985

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	11.01%	6.92%	5.77%
MSCI ACWI® ex USA	5.53%	4.10%	4.80%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	99.5%
Repurchase Agreement	2.2%
Other liabilities in excess of assets	-1.7%
Japan	13.2%
China	9.2%
Canada	8.3%
United Kingdom	7.4%
Taiwan	5.7%
India	5.3%
Switzerland	5.0%
France	4.9%
United States	4.2%
Australia	4.1%
Other CountriesFootnote Reference#	32.7%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$108,344,760
Number of Portfolio Holdings	223
Portfolio Turnover Rate	81.82%
Advisory Fees - net of reimbursement & waiver, if any	$665,079

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Equity Fund

Annual Shareholder Report - December 31, 2024

AR-IEQ-II (12-24)

NVIT International Index Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$46	0.46%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilizes a passive indexing approach which seeks to match the approximate performance of the MSCI EAFE® Index.

Japan's equity markets performed well, with the Nikkei 225 Index reaching all-time highs in the first half of the year. This was driven by corporate governance reforms, monetary policy normalization, and increased foreign investment as Japan became a substitute for China amid geopolitical tensions. The Bank of Japan raised rates for the first time since 2007 in April and again in July, leading to a sell-off in global markets. In May, the Japanese Yen fell to a 38-year low against the US dollar. The third quarter saw benefits from increased tourism, although the weak yen made imports more expensive. Despite a significant decline in the Nikkei Index, business sentiment remained stable. In December, the Nikkei 225 briefly rose above 40,000 but declined due to concerns about United States tariff policies.

The United Kingdom (“U.K.”) experienced a technical recession at the end of 2023, with economic expectations mixed due to persistent inflation and potential global shipping disruptions. The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive Gross Domestic Product (“GDP”) growth. Keir Starmer's appointment as U.K. Prime Minister led to cautious optimism. The Bank Rate remained at 5.25% in the second quarter, despite the headline Consumer Price Index falling to 2.00% in May. The European Parliament elections in June showed a drift to the right, increasing Euroskeptic members. The European Central Bank held rates steady at 4.00% in April but cut rates by 25 bps in May and again in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump's economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.

Total Return Based on a $10,000  Investment

	Class I	MSCI EAFE® Index
Dec 14	$10,000	$10,000
Dec 15	$9,904	$9,919
Dec 16	$9,995	$10,018
Dec 17	$12,483	$12,526
Dec 18	$10,759	$10,798
Dec 19	$13,101	$13,175
Dec 20	$14,088	$14,205
Dec 21	$15,616	$15,805
Dec 22	$13,384	$13,521
Dec 23	$15,736	$15,987
Dec 24	$16,226	$16,598

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	3.11%	4.37%	4.96%
MSCI EAFE® Index	3.82%	4.73%	5.20%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	2.4%
Other liabilities in excess of assets	-0.8%
Japan	22.5%
United Kingdom	11.0%
France	9.1%
Germany	9.0%
United States	9.0%
Australia	7.2%
Switzerland	6.1%
Netherlands	4.1%
Sweden	3.1%
Denmark	2.8%
Other CountriesFootnote Reference#	16.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$990,848,477
Number of Portfolio Holdings	732
Portfolio Turnover Rate	5.29%
Advisory Fees - net of reimbursement & waiver, if any	$3,370,054

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Index Fund

Annual Shareholder Report - December 31, 2024

AR-INTX-I (12-24)

NVIT International Index Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$70	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilizes a passive indexing approach which seeks to match the approximate performance of the MSCI EAFE® Index.

Japan's equity markets performed well, with the Nikkei 225 Index reaching all-time highs in the first half of the year. This was driven by corporate governance reforms, monetary policy normalization, and increased foreign investment as Japan became a substitute for China amid geopolitical tensions. The Bank of Japan raised rates for the first time since 2007 in April and again in July, leading to a sell-off in global markets. In May, the Japanese Yen fell to a 38-year low against the US dollar. The third quarter saw benefits from increased tourism, although the weak yen made imports more expensive. Despite a significant decline in the Nikkei Index, business sentiment remained stable. In December, the Nikkei 225 briefly rose above 40,000 but declined due to concerns about United States tariff policies.

The United Kingdom (“U.K.”) experienced a technical recession at the end of 2023, with economic expectations mixed due to persistent inflation and potential global shipping disruptions. The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive Gross Domestic Product (“GDP”) growth. Keir Starmer's appointment as U.K. Prime Minister led to cautious optimism. The Bank Rate remained at 5.25% in the second quarter, despite the headline Consumer Price Index falling to 2.00% in May. The European Parliament elections in June showed a drift to the right, increasing Euroskeptic members. The European Central Bank held rates steady at 4.00% in April but cut rates by 25 bps in May and again in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump's economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.

Total Return Based on a $10,000  Investment

	Class II	MSCI EAFE® Index
Dec 14	$10,000	$10,000
Dec 15	$9,874	$9,919
Dec 16	$9,948	$10,018
Dec 17	$12,391	$12,526
Dec 18	$10,669	$10,798
Dec 19	$12,954	$13,175
Dec 20	$13,904	$14,205
Dec 21	$15,368	$15,805
Dec 22	$13,139	$13,521
Dec 23	$15,413	$15,987
Dec 24	$15,858	$16,598

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	2.89%	4.13%	4.72%
MSCI EAFE® Index	3.82%	4.73%	5.20%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	2.4%
Other liabilities in excess of assets	-0.8%
Japan	22.5%
United Kingdom	11.0%
France	9.1%
Germany	9.0%
United States	9.0%
Australia	7.2%
Switzerland	6.1%
Netherlands	4.1%
Sweden	3.1%
Denmark	2.8%
Other CountriesFootnote Reference#	16.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$990,848,477
Number of Portfolio Holdings	732
Portfolio Turnover Rate	5.29%
Advisory Fees - net of reimbursement & waiver, if any	$3,370,054

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Index Fund

Annual Shareholder Report - December 31, 2024

AR-INTX-II (12-24)

NVIT International Index Fund

Class VIII

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class VIII	$82	0.81%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilizes a passive indexing approach which seeks to match the approximate performance of the MSCI EAFE® Index.

Japan's equity markets performed well, with the Nikkei 225 Index reaching all-time highs in the first half of the year. This was driven by corporate governance reforms, monetary policy normalization, and increased foreign investment as Japan became a substitute for China amid geopolitical tensions. The Bank of Japan raised rates for the first time since 2007 in April and again in July, leading to a sell-off in global markets. In May, the Japanese Yen fell to a 38-year low against the US dollar. The third quarter saw benefits from increased tourism, although the weak yen made imports more expensive. Despite a significant decline in the Nikkei Index, business sentiment remained stable. In December, the Nikkei 225 briefly rose above 40,000 but declined due to concerns about United States tariff policies.

The United Kingdom (“U.K.”) experienced a technical recession at the end of 2023, with economic expectations mixed due to persistent inflation and potential global shipping disruptions. The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive Gross Domestic Product (“GDP”) growth. Keir Starmer's appointment as U.K. Prime Minister led to cautious optimism. The Bank Rate remained at 5.25% in the second quarter, despite the headline Consumer Price Index falling to 2.00% in May. The European Parliament elections in June showed a drift to the right, increasing Euroskeptic members. The European Central Bank held rates steady at 4.00% in April but cut rates by 25 bps in May and again in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump's economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.

Total Return Based on a $10,000  Investment

	Class VIII	MSCI EAFE® Index
Dec 14	$10,000	$10,000
Dec 15	$9,861	$9,919
Dec 16	$9,913	$10,018
Dec 17	$12,337	$12,526
Dec 18	$10,594	$10,798
Dec 19	$12,840	$13,175
Dec 20	$13,755	$14,205
Dec 21	$15,179	$15,805
Dec 22	$12,962	$13,521
Dec 23	$15,195	$15,987
Dec 24	$15,603	$16,598

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class VIII	2.68%	3.97%	4.55%
MSCI EAFE® Index	3.82%	4.73%	5.20%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	2.4%
Other liabilities in excess of assets	-0.8%
Japan	22.5%
United Kingdom	11.0%
France	9.1%
Germany	9.0%
United States	9.0%
Australia	7.2%
Switzerland	6.1%
Netherlands	4.1%
Sweden	3.1%
Denmark	2.8%
Other CountriesFootnote Reference#	16.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$990,848,477
Number of Portfolio Holdings	732
Portfolio Turnover Rate	5.29%
Advisory Fees - net of reimbursement & waiver, if any	$3,370,054

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Index Fund

Annual Shareholder Report - December 31, 2024

AR-INTX-VIII (12-24)

NVIT International Index Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT International Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$31	0.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilizes a passive indexing approach which seeks to match the approximate performance of the MSCI EAFE® Index.

Japan's equity markets performed well, with the Nikkei 225 Index reaching all-time highs in the first half of the year. This was driven by corporate governance reforms, monetary policy normalization, and increased foreign investment as Japan became a substitute for China amid geopolitical tensions. The Bank of Japan raised rates for the first time since 2007 in April and again in July, leading to a sell-off in global markets. In May, the Japanese Yen fell to a 38-year low against the US dollar. The third quarter saw benefits from increased tourism, although the weak yen made imports more expensive. Despite a significant decline in the Nikkei Index, business sentiment remained stable. In December, the Nikkei 225 briefly rose above 40,000 but declined due to concerns about United States tariff policies.

The United Kingdom (“U.K.”) experienced a technical recession at the end of 2023, with economic expectations mixed due to persistent inflation and potential global shipping disruptions. The Bank of England maintained its bank rate at 5.25% in March 2024, hoping for positive Gross Domestic Product (“GDP”) growth. Keir Starmer's appointment as U.K. Prime Minister led to cautious optimism. The Bank Rate remained at 5.25% in the second quarter, despite the headline Consumer Price Index falling to 2.00% in May. The European Parliament elections in June showed a drift to the right, increasing Euroskeptic members. The European Central Bank held rates steady at 4.00% in April but cut rates by 25 bps in May and again in September and December. European equities finished the fourth quarter negatively due to uncertainty about President Trump's economic policies. The European Commission projected real GDP growth in 2024 at 0.9% in the EU and 0.8% in the euro area, with growth expected to pick up to 1.5% in 2025.

Total Return Based on a $10,000  Investment

	Class Y	MSCI EAFE® Index
Dec 14	$10,000	$10,000
Dec 15	$9,926	$9,919
Dec 16	$10,029	$10,018
Dec 17	$12,549	$12,526
Dec 18	$10,838	$10,798
Dec 19	$13,210	$13,175
Dec 20	$14,221	$14,205
Dec 21	$15,783	$15,805
Dec 22	$13,551	$13,521
Dec 23	$15,951	$15,987
Dec 24	$16,469	$16,598

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	3.25%	4.51%	5.12%
MSCI EAFE® Index	3.82%	4.73%	5.20%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	2.4%
Other liabilities in excess of assets	-0.8%
Japan	22.5%
United Kingdom	11.0%
France	9.1%
Germany	9.0%
United States	9.0%
Australia	7.2%
Switzerland	6.1%
Netherlands	4.1%
Sweden	3.1%
Denmark	2.8%
Other CountriesFootnote Reference#	16.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$990,848,477
Number of Portfolio Holdings	732
Portfolio Turnover Rate	5.29%
Advisory Fees - net of reimbursement & waiver, if any	$3,370,054

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT International Index Fund

Annual Shareholder Report - December 31, 2024

AR-INTX-Y (12-24)

NVIT Invesco Small Cap Growth Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Invesco Small Cap Growth Fund (the "Fund") (formerly known as NVIT Multi-Manager Small Cap Growth Fund) for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$120	1.08%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Major US equity indices were positive this year with the S&P 500® Index generating its second consecutive year of 20%+ performance. Data suggested the U.S. Federal Reserve may have achieved its fabled soft landing, as strong consumer spending and low unemployment provided support. In addition, the post-election rally seemed to suggest increased business confidence in anticipation of a friendlier regulatory, tax, and M&A environment.

The Fund outperformed its benchmark primarily as result of strong selection in Industrials, Consumer Discretionary, Materials and Financials. These results were partially offset by weakness in Information Technology.  Comfort Systems USA and Carpenter Technology contributed most to absolute Fund performance during the reporting period.  Comfort Systems is a provider of non-residential mechanical and electrical contracting services. The company benefits from trends in mega construction projects for semi-conductor, pharmaceutical, food and education customers.  Carpenter Technology Corporation is a specialty metals company that manufactures, fabricates, and distributes premium alloys. They reported strong earnings, expanding margins and 2025 guidance well above street.

Endava Plc and Sprout Social detracted from absolute Fund performance during the reporting period. The Fund exited both positions during the fiscal year. Endava Plc is a provider of cloud transformation, software engineering, technology consulting, and test automation services. They guided down due to a push out in deals in IT service contracts. Sprout Social provides online social media management tools for businesses. They underperformed due to lackluster quarterly results due to weakness in software spending environment. The Growth Team remains constructive on the outlook for the U.S. equities, due to our expectation of 2.5-3% GDP growth, moderating inflation, rising corporate profits and less appealing alternatives outside the US. Meanwhile, technology driven innovation continues to create abundant opportunities for wealth creation.

Total Return Based on a $10,000  Investment

	Class I	Russell 3000® Index	Russell 2000® Growth Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$10,076	$10,048	$9,862
Dec 16	$10,912	$11,322	$10,978
Dec 17	$13,632	$13,714	$13,412
Dec 18	$12,550	$12,998	$12,164
Dec 19	$17,032	$17,013	$15,628
Dec 20	$23,996	$20,536	$21,040
Dec 21	$26,469	$25,784	$21,635
Dec 22	$18,432	$20,831	$15,932
Dec 23	$21,651	$26,239	$18,905
Dec 24	$26,243	$32,486	$20,434

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	21.21%	9.03%	10.13%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	96.8%
Repurchase Agreement	4.1%
Other liabilities in excess of assets	-0.9%
Software	14.3%
Capital Markets	7.1%
Machinery	6.8%
Health Care Providers & Services	5.7%
Biotechnology	5.6%
Semiconductors & Semiconductor Equipment	5.4%
Health Care Equipment & Supplies	5.3%
Hotels, Restaurants & Leisure	4.6%
Electronic Equipment, Instruments & Components	4.2%
Construction & Engineering	3.8%
Other IndustriesFootnote Reference#	37.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$182,102,628
Number of Portfolio Holdings	108
Portfolio Turnover Rate	116.42%
Advisory Fees - net of reimbursement & waiver, if any	$1,268,594

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective March 11, 2024, NVIT Multi-Manager Small Cap Growth Fund was renamed to "NVIT Invesco Small Cap Growth Fund".

2. Effective end of business on March 11, 2024, the subadviser was changed from Wellington Management Company LLP to Invesco Advisers, Inc.

3. Effective March 11, 2024, the advisory fee waiver rate is 0.009% on all assets.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Invesco Small Cap Growth Fund

Annual Shareholder Report - December 31, 2024

AR-SCG-I (12-24)

NVIT Invesco Small Cap Growth Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Invesco Small Cap Growth Fund (the "Fund") (formerly known as NVIT Multi-Manager Small Cap Growth Fund) for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$147	1.33%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Major US equity indices were positive this year with the S&P 500® Index generating its second consecutive year of 20%+ performance. Data suggested the U.S. Federal Reserve may have achieved its fabled soft landing, as strong consumer spending and low unemployment provided support. In addition, the post-election rally seemed to suggest increased business confidence in anticipation of a friendlier regulatory, tax, and M&A environment.

The Fund outperformed its benchmark primarily as result of strong selection in Industrials, Consumer Discretionary, Materials and Financials. These results were partially offset by weakness in Information Technology.  Comfort Systems USA and Carpenter Technology contributed most to absolute Fund performance during the reporting period.  Comfort Systems is a provider of non-residential mechanical and electrical contracting services. The company benefits from trends in mega construction projects for semi-conductor, pharmaceutical, food and education customers.  Carpenter Technology Corporation is a specialty metals company that manufactures, fabricates, and distributes premium alloys. They reported strong earnings, expanding margins and 2025 guidance well above street.

Endava Plc and Sprout Social detracted from absolute Fund performance during the reporting period. The Fund exited both positions during the fiscal year. Endava Plc is a provider of cloud transformation, software engineering, technology consulting, and test automation services. They guided down due to a push out in deals in IT service contracts. Sprout Social provides online social media management tools for businesses. They underperformed due to lackluster quarterly results due to weakness in software spending environment. The Growth Team remains constructive on the outlook for the U.S. equities, due to our expectation of 2.5-3% GDP growth, moderating inflation, rising corporate profits and less appealing alternatives outside the US. Meanwhile, technology driven innovation continues to create abundant opportunities for wealth creation.

Total Return Based on a $10,000  Investment

	Class II	Russell 3000® Index	Russell 2000® Growth Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$10,053	$10,048	$9,862
Dec 16	$10,863	$11,322	$10,978
Dec 17	$13,540	$13,714	$13,412
Dec 18	$12,428	$12,998	$12,164
Dec 19	$16,825	$17,013	$15,628
Dec 20	$23,641	$20,536	$21,040
Dec 21	$26,016	$25,784	$21,635
Dec 22	$18,079	$20,831	$15,932
Dec 23	$21,182	$26,239	$18,905
Dec 24	$25,614	$32,486	$20,434

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	20.92%	8.77%	9.86%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Growth Index	15.15%	6.86%	8.09%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	96.8%
Repurchase Agreement	4.1%
Other liabilities in excess of assets	-0.9%
Software	14.3%
Capital Markets	7.1%
Machinery	6.8%
Health Care Providers & Services	5.7%
Biotechnology	5.6%
Semiconductors & Semiconductor Equipment	5.4%
Health Care Equipment & Supplies	5.3%
Hotels, Restaurants & Leisure	4.6%
Electronic Equipment, Instruments & Components	4.2%
Construction & Engineering	3.8%
Other IndustriesFootnote Reference#	37.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$182,102,628
Number of Portfolio Holdings	108
Portfolio Turnover Rate	116.42%
Advisory Fees - net of reimbursement & waiver, if any	$1,268,594

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective March 11, 2024, NVIT Multi-Manager Small Cap Growth Fund was renamed to "NVIT Invesco Small Cap Growth Fund".

2. Effective end of business on March 11, 2024, the subadviser was changed from Wellington Management Company LLP to Invesco Advisers, Inc.

3. Effective March 11, 2024, the advisory fee waiver rate is 0.009% on all assets.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Invesco Small Cap Growth Fund

Annual Shareholder Report - December 31, 2024

AR-SCG-II (12-24)

NVIT Investor Destinations Aggressive Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Investor Destinations Aggressive Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$61	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the iShares 7-10 Year Treasury Bond ETF, the iShares U.S. Treasury Bond ETF, and the iShares Core MSCI EAFE ETF, which returned -0.61%, 0.68%, and 3.41%, respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the NVIT J.P. Morgan U.S. Equity Fund, and the NVIT Mid Cap Index Fund returned 21.08%, 24.30%, and 13.65%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Aggressive Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,900	$9,764	$9,733
Dec 16	$10,837	$10,531	$10,834
Dec 17	$12,835	$13,056	$13,214
Dec 18	$11,698	$11,826	$12,134
Dec 19	$14,474	$14,972	$15,281
Dec 20	$16,330	$17,405	$17,303
Dec 21	$18,861	$20,631	$20,298
Dec 22	$15,299	$16,843	$17,064
Dec 23	$18,264	$20,583	$20,187
Dec 24	$20,571	$24,183	$22,710

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	12.63%	7.28%	7.48%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Aggressive Target Risk Index	12.50%	8.25%	8.55%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.0%
Fixed Income Fund	9.1%
Other liabilities in excess of assets	-0.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	15.9%
NVIT International Index Fund, Class Y	12.0%
Nationwide International Equity Portfolio, Class R6	9.8%
NVIT Bond Index Fund, Class Y	7.9%
NVIT Mid Cap Index Fund, Class Y	7.3%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.4%
iShares Core S&P 500 ETF	1.4%
iShares 7-10 Year Treasury Bond ETF	1.0%
iShares Core S&P Small-Cap ETF	1.0%
Other Holdings	1.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$391,410,444
Number of Portfolio Holdings	14
Portfolio Turnover Rate	65.50%
Advisory Fees - net of reimbursement & waiver, if any	$509,281

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Aggressive Fund

Annual Shareholder Report - December 31, 2024

AR-ID-AG-II (12-24)

NVIT Investor Destinations Aggressive Fund

Class P

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Investor Destinations Aggressive Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$45	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the iShares 7-10 Year Treasury Bond ETF, the iShares U.S. Treasury Bond ETF, and the iShares Core MSCI EAFE ETF, which returned -0.61%, 0.68%, and 3.41%, respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the NVIT J.P. Morgan U.S. Equity Fund, and the NVIT Mid Cap Index Fund returned 21.08%, 24.30%, and 13.65%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class P	MSCI ACWI	Morningstar® Aggressive Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,921	$9,764	$9,733
Dec 16	$10,866	$10,531	$10,834
Dec 17	$12,893	$13,056	$13,214
Dec 18	$11,777	$11,826	$12,134
Dec 19	$14,580	$14,972	$15,281
Dec 20	$16,476	$17,405	$17,303
Dec 21	$19,069	$20,631	$20,298
Dec 22	$15,489	$16,843	$17,064
Dec 23	$18,512	$20,583	$20,187
Dec 24	$20,883	$24,183	$22,710

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	12.81%	7.45%	7.64%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Aggressive Target Risk Index	12.50%	8.25%	8.55%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	91.0%
Fixed Income Fund	9.1%
Other liabilities in excess of assets	-0.1%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	37.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	15.9%
NVIT International Index Fund, Class Y	12.0%
Nationwide International Equity Portfolio, Class R6	9.8%
NVIT Bond Index Fund, Class Y	7.9%
NVIT Mid Cap Index Fund, Class Y	7.3%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	5.4%
iShares Core S&P 500 ETF	1.4%
iShares 7-10 Year Treasury Bond ETF	1.0%
iShares Core S&P Small-Cap ETF	1.0%
Other Holdings	1.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$391,410,444
Number of Portfolio Holdings	14
Portfolio Turnover Rate	65.50%
Advisory Fees - net of reimbursement & waiver, if any	$509,281

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Aggressive Fund

Annual Shareholder Report - December 31, 2024

AR-ID-AG-P (12-24)

NVIT Investor Destinations Balanced Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Investor Destinations Balanced Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$59	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the iShares 7-10 Year Treasury Bond ETF, the iShares U.S. Treasury Bond ETF, and the iShares 20+ Year Treasury Bond ETF, which returned -0.61%, 0.68%, and -7.84%, respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the NVIT J.P. Morgan U.S. Equity Fund, and the iShares Core S&P 500 ETF returned 21.08%, 24.30%, and 24.98%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,983	$9,764	$9,821
Dec 16	$10,612	$10,531	$10,661
Dec 17	$11,793	$13,056	$12,225
Dec 18	$11,221	$11,826	$11,643
Dec 19	$12,942	$14,972	$13,860
Dec 20	$14,160	$17,405	$15,632
Dec 21	$15,327	$20,631	$17,227
Dec 22	$13,029	$16,843	$14,682
Dec 23	$14,728	$20,583	$16,623
Dec 24	$15,876	$24,183	$17,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	7.79%	4.17%	4.73%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	49.6%
Fixed Income Fund	46.1%
Money Market Fund	4.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Bond Index Fund, Class Y	29.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	21.4%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.7%
iShares 7-10 Year Treasury Bond ETF	5.4%
NVIT International Index Fund, Class Y	5.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
Nationwide International Equity Portfolio, Class R6	4.1%
NVIT Loomis Core Bond Fund, Class Y	4.1%
NVIT Loomis Short Term Bond Fund, Class Y	4.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
Other Holdings	8.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,093,110,089
Number of Portfolio Holdings	17
Portfolio Turnover Rate	46.21%
Advisory Fees - net of reimbursement & waiver, if any	$1,511,220

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Balanced Fund

Annual Shareholder Report - December 31, 2024

AR-ID-BAL-II (12-24)

NVIT Investor Destinations Balanced Fund

Class P

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Investor Destinations Balanced Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$43	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the iShares 7-10 Year Treasury Bond ETF, the iShares U.S. Treasury Bond ETF, and the iShares 20+ Year Treasury Bond ETF, which returned -0.61%, 0.68%, and -7.84%, respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the NVIT J.P. Morgan U.S. Equity Fund, and the iShares Core S&P 500 ETF returned 21.08%, 24.30%, and 24.98%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class P	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,999	$9,764	$9,821
Dec 16	$10,641	$10,531	$10,661
Dec 17	$11,839	$13,056	$12,225
Dec 18	$11,291	$11,826	$11,643
Dec 19	$13,042	$14,972	$13,860
Dec 20	$14,282	$17,405	$15,632
Dec 21	$15,489	$20,631	$17,227
Dec 22	$13,191	$16,843	$14,682
Dec 23	$14,924	$20,583	$16,623
Dec 24	$16,110	$24,183	$17,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	7.95%	4.31%	4.88%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	49.6%
Fixed Income Fund	46.1%
Money Market Fund	4.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
NVIT Bond Index Fund, Class Y	29.9%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	21.4%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	10.7%
iShares 7-10 Year Treasury Bond ETF	5.4%
NVIT International Index Fund, Class Y	5.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
Nationwide International Equity Portfolio, Class R6	4.1%
NVIT Loomis Core Bond Fund, Class Y	4.1%
NVIT Loomis Short Term Bond Fund, Class Y	4.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
Other Holdings	8.1%
Footnote	Description
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,093,110,089
Number of Portfolio Holdings	17
Portfolio Turnover Rate	46.21%
Advisory Fees - net of reimbursement & waiver, if any	$1,511,220

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Balanced Fund

Annual Shareholder Report - December 31, 2024

AR-ID-BAL-P (12-24)

NVIT Investor Destinations Capital Appreciation Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Investor Destinations Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$60	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the iShares 7-10 Year Treasury Bond ETF, the iShares U.S. Treasury Bond ETF, and the iShares 20+ Year Treasury Bond ETF, which returned -0.61%, 0.68%, and -7.84%, respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the NVIT J.P. Morgan U.S. Equity Fund, and the iShares Core S&P 500 ETF returned 21.08%, 24.30%, and 24.98%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,947	$9,764	$9,821
Dec 16	$10,717	$10,531	$10,661
Dec 17	$12,304	$13,056	$12,225
Dec 18	$11,507	$11,826	$11,643
Dec 19	$13,802	$14,972	$13,860
Dec 20	$15,406	$17,405	$15,632
Dec 21	$17,279	$20,631	$17,227
Dec 22	$14,244	$16,843	$14,682
Dec 23	$16,577	$20,583	$16,623
Dec 24	$18,312	$24,183	$17,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	10.47%	5.82%	6.24%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	69.8%
Fixed Income Fund	29.7%
Money Market Fund	0.6%
Repurchase Agreement	0.5%
Other liabilities in excess of assets	-0.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	31.2%
NVIT Bond Index Fund, Class Y	22.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	14.0%
NVIT International Index Fund, Class Y	7.3%
Nationwide International Equity Portfolio, Class R6	6.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.2%
NVIT Loomis Short Term Bond Fund, Class Y	2.5%
NVIT Mid Cap Index Fund, Class Y	2.4%
iShares Core S&P 500 ETF	2.1%
iShares 7-10 Year Treasury Bond ETF	1.7%
Other HoldingsFootnote Reference#	6.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,052,044,973
Number of Portfolio Holdings	18
Portfolio Turnover Rate	55.20%
Advisory Fees - net of reimbursement & waiver, if any	$1,435,874

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Capital Appreciation Fund

Annual Shareholder Report - December 31, 2024

AR-ID-CAP-II (12-24)

NVIT Investor Destinations Capital Appreciation Fund

Class P

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Investor Destinations Capital Appreciation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$44	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the iShares 7-10 Year Treasury Bond ETF, the iShares U.S. Treasury Bond ETF, and the iShares 20+ Year Treasury Bond ETF, which returned -0.61%, 0.68%, and -7.84%, respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the NVIT J.P. Morgan U.S. Equity Fund, and the iShares Core S&P 500 ETF returned 21.08%, 24.30%, and 24.98%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class P	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,961	$9,764	$9,821
Dec 16	$10,752	$10,531	$10,661
Dec 17	$12,365	$13,056	$12,225
Dec 18	$11,578	$11,826	$11,643
Dec 19	$13,907	$14,972	$13,860
Dec 20	$15,548	$17,405	$15,632
Dec 21	$17,472	$20,631	$17,227
Dec 22	$14,415	$16,843	$14,682
Dec 23	$16,803	$20,583	$16,623
Dec 24	$18,596	$24,183	$17,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	10.67%	5.98%	6.40%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	69.8%
Fixed Income Fund	29.7%
Money Market Fund	0.6%
Repurchase Agreement	0.5%
Other liabilities in excess of assets	-0.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	31.2%
NVIT Bond Index Fund, Class Y	22.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	14.0%
NVIT International Index Fund, Class Y	7.3%
Nationwide International Equity Portfolio, Class R6	6.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.2%
NVIT Loomis Short Term Bond Fund, Class Y	2.5%
NVIT Mid Cap Index Fund, Class Y	2.4%
iShares Core S&P 500 ETF	2.1%
iShares 7-10 Year Treasury Bond ETF	1.7%
Other HoldingsFootnote Reference#	6.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,052,044,973
Number of Portfolio Holdings	18
Portfolio Turnover Rate	55.20%
Advisory Fees - net of reimbursement & waiver, if any	$1,435,874

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Capital Appreciation Fund

Annual Shareholder Report - December 31, 2024

AR-ID-CAP-P (12-24)

NVIT Investor Destinations Conservative Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Investor Destinations Conservative Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$59	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the iShares 7-10 Year Treasury Bond ETF, the iShares U.S. Treasury Bond ETF, and the iShares 20+ Year Treasury Bond ETF, which returned -0.61%, 0.68%, and -7.84%, respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the NVIT J.P. Morgan U.S. Equity Fund, and the NVIT Loomis Short Term Bond Fund returned 21.08%, 24.30%, and 5.49%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$10,026	$10,055	$9,908
Dec 16	$10,454	$10,321	$10,370
Dec 17	$11,048	$10,687	$11,096
Dec 18	$10,849	$10,688	$10,962
Dec 19	$11,883	$11,620	$12,194
Dec 20	$12,681	$12,493	$13,379
Dec 21	$13,030	$12,300	$13,681
Dec 22	$11,441	$10,700	$11,882
Dec 23	$12,360	$11,292	$12,802
Dec 24	$12,832	$11,433	$13,259

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	3.82%	1.55%	2.52%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar® Conservative Target Risk Index	3.57%	1.69%	2.86%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	72.8%
Equity Fund	20.8%
Money Market Fund	6.5%
Other liabilities in excess of assets	-0.1%
NVIT Bond Index Fund, Class Y	38.7%
NVIT Loomis Short Term Bond Fund, Class Y	10.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	8.2%
NVIT Loomis Core Bond Fund, Class Y	8.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	6.5%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	5.9%
iShares 7-10 Year Treasury Bond ETF	5.8%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
iShares U.S. Treasury Bond ETF	3.2%
iShares 20+ Year Treasury Bond ETF	2.1%
Other Holdings	6.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$443,988,182
Number of Portfolio Holdings	18
Portfolio Turnover Rate	36.09%
Advisory Fees - net of reimbursement & waiver, if any	$616,961

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Conservative Fund

Annual Shareholder Report - December 31, 2024

AR-ID-CON-II (12-24)

NVIT Investor Destinations Conservative Fund

Class P

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Investor Destinations Conservative Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$43	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the iShares 7-10 Year Treasury Bond ETF, the iShares U.S. Treasury Bond ETF, and the iShares 20+ Year Treasury Bond ETF, which returned -0.61%, 0.68%, and -7.84%, respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the NVIT J.P. Morgan U.S. Equity Fund, and the NVIT Loomis Short Term Bond Fund returned 21.08%, 24.30%, and 5.49%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class P	Bloomberg U.S. Aggregate Bond Index	Morningstar® Conservative Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$10,045	$10,055	$9,908
Dec 16	$10,481	$10,321	$10,370
Dec 17	$11,099	$10,687	$11,096
Dec 18	$10,919	$10,688	$10,962
Dec 19	$11,972	$11,620	$12,194
Dec 20	$12,804	$12,493	$13,379
Dec 21	$13,168	$12,300	$13,681
Dec 22	$11,582	$10,700	$11,882
Dec 23	$12,528	$11,292	$12,802
Dec 24	$13,034	$11,433	$13,259

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	4.04%	1.71%	2.68%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar® Conservative Target Risk Index	3.57%	1.69%	2.86%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	72.8%
Equity Fund	20.8%
Money Market Fund	6.5%
Other liabilities in excess of assets	-0.1%
NVIT Bond Index Fund, Class Y	38.7%
NVIT Loomis Short Term Bond Fund, Class Y	10.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	8.2%
NVIT Loomis Core Bond Fund, Class Y	8.0%
Fidelity Investments Money Market Government Portfolio - Institutional Class	6.5%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	5.9%
iShares 7-10 Year Treasury Bond ETF	5.8%
Nationwide Inflation-Protected Securities Fund, Class R6	5.0%
iShares U.S. Treasury Bond ETF	3.2%
iShares 20+ Year Treasury Bond ETF	2.1%
Other Holdings	6.6%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$443,988,182
Number of Portfolio Holdings	18
Portfolio Turnover Rate	36.09%
Advisory Fees - net of reimbursement & waiver, if any	$616,961

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Conservative Fund

Annual Shareholder Report - December 31, 2024

AR-ID-CON-P (12-24)

NVIT Investor Destinations Managed Growth & Income Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth & Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$31	0.30%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators. Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities. Equity volatility, as measured by the proprietary algorithm, varied over the course of 2024. Broad market volatility (S&P 500) ranged between approximately 12% and 23%.  However, there were two big spikes in volatility in August and December where the CBOE Volatility Index peaked at 38 and 28 respectively.

The largest detractors to the Fund returns were the iShares 7-10 Year Treasury Bond ETF, the iShares U.S. Treasury Bond ETF, and the iShares 20+ Year Treasury Bond ETF. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the NVIT J.P. Morgan U.S. Equity Fund, and the iShares Core S&P 500 ETF were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts.  The volatility overlay was a detractor during the year.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,690	$9,764	$9,821
Dec 16	$10,266	$10,531	$10,661
Dec 17	$11,734	$13,056	$12,225
Dec 18	$11,103	$11,826	$11,643
Dec 19	$12,587	$14,972	$13,860
Dec 20	$13,195	$17,405	$15,632
Dec 21	$14,214	$20,631	$17,227
Dec 22	$12,242	$16,843	$14,682
Dec 23	$13,758	$20,583	$16,623
Dec 24	$14,834	$24,183	$17,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	7.83%	3.34%	4.02%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	46.4%
Fixed Income Fund	42.8%
Money Market Fund	4.0%
Other assets in excess of liabilities	6.8%
NVIT Bond Index Fund, Class Y	30.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	21.8%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	9.9%
iShares 7-10 Year Treasury Bond ETF	5.3%
NVIT International Index Fund, Class Y	5.3%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
Nationwide International Equity Portfolio, Class R6	4.3%
NVIT Loomis Short Term Bond Fund, Class Y	4.0%
NVIT Loomis Core Bond Fund, Class Y	4.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
Other Holdings	8.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$403,947,024
Number of Portfolio Holdings	21
Portfolio Turnover Rate	52.20%
Advisory Fees - net of reimbursement & waiver, if any	$437,481

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Managed Growth & Income Fund

Annual Shareholder Report - December 31, 2024

AR-ID-MGI-I (12-24)

NVIT Investor Destinations Managed Growth & Income Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth & Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$57	0.55%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators. Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities. Equity volatility, as measured by the proprietary algorithm, varied over the course of 2024. Broad market volatility (S&P 500) ranged between approximately 12% and 23%.  However, there were two big spikes in volatility in August and December where the CBOE Volatility Index peaked at 38 and 28 respectively.

The largest detractors to the Fund returns were the iShares 7-10 Year Treasury Bond ETF, the iShares U.S. Treasury Bond ETF, and the iShares 20+ Year Treasury Bond ETF. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the NVIT J.P. Morgan U.S. Equity Fund, and the iShares Core S&P 500 ETF were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts.  The volatility overlay was a detractor during the year.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,676	$9,764	$9,821
Dec 16	$10,228	$10,531	$10,661
Dec 17	$11,663	$13,056	$12,225
Dec 18	$11,007	$11,826	$11,643
Dec 19	$12,438	$14,972	$13,860
Dec 20	$13,005	$17,405	$15,632
Dec 21	$13,990	$20,631	$17,227
Dec 22	$12,008	$16,843	$14,682
Dec 23	$13,465	$20,583	$16,623
Dec 24	$14,488	$24,183	$17,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	7.60%	3.10%	3.78%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	46.4%
Fixed Income Fund	42.8%
Money Market Fund	4.0%
Other assets in excess of liabilities	6.8%
NVIT Bond Index Fund, Class Y	30.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	21.8%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	9.9%
iShares 7-10 Year Treasury Bond ETF	5.3%
NVIT International Index Fund, Class Y	5.3%
Fidelity Investments Money Market Government Portfolio - Institutional Class	4.3%
Nationwide International Equity Portfolio, Class R6	4.3%
NVIT Loomis Short Term Bond Fund, Class Y	4.0%
NVIT Loomis Core Bond Fund, Class Y	4.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.0%
Other Holdings	8.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$403,947,024
Number of Portfolio Holdings	21
Portfolio Turnover Rate	52.20%
Advisory Fees - net of reimbursement & waiver, if any	$437,481

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Managed Growth & Income Fund

Annual Shareholder Report - December 31, 2024

AR-ID-MGI-II (12-24)

NVIT Investor Destinations Managed Growth Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$32	0.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators. Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities. Equity volatility, as measured by the proprietary algorithm, varied over the course of 2024. Broad market volatility (S&P 500) ranged between approximately 12% and 23%.  However, there were two big spikes in volatility in August and December where the CBOE Volatility Index peaked at 38 and 28 respectively.

The largest detractors to the Fund returns were the iShares 7-10 Year Treasury Bond ETF, the iShares U.S. Treasury Bond ETF, and the iShares 20+ Year Treasury Bond ETF. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the NVIT J.P. Morgan U.S. Equity Fund, and the iShares Core S&P 500 ETF were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts.  The volatility overlay was a contributor during the year.

Total Return Based on a $10,000  Investment

	Class I	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,629	$9,764	$9,821
Dec 16	$10,325	$10,531	$10,661
Dec 17	$12,104	$13,056	$12,225
Dec 18	$11,400	$11,826	$11,643
Dec 19	$13,169	$14,972	$13,860
Dec 20	$14,037	$17,405	$15,632
Dec 21	$15,768	$20,631	$17,227
Dec 22	$13,410	$16,843	$14,682
Dec 23	$15,180	$20,583	$16,623
Dec 24	$16,611	$24,183	$17,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	9.43%	4.75%	5.21%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	55.3%
Fixed Income Fund	34.1%
Money Market Fund	3.0%
Other assets in excess of liabilities	7.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.4%
NVIT Bond Index Fund, Class Y	26.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	11.9%
NVIT International Index Fund, Class Y	6.2%
Nationwide International Equity Portfolio, Class R6	5.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.3%
iShares 7-10 Year Treasury Bond ETF	3.1%
NVIT Loomis Core Bond Fund, Class Y	3.0%
iShares Core S&P 500 ETF	2.1%
Other HoldingsFootnote Reference#	8.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$975,969,945
Number of Portfolio Holdings	22
Portfolio Turnover Rate	54.81%
Advisory Fees - net of reimbursement & waiver, if any	$1,266,731

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Managed Growth Fund

Annual Shareholder Report - December 31, 2024

AR-ID-MGR-I (12-24)

NVIT Investor Destinations Managed Growth Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Investor Destinations Managed Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$59	0.56%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators. Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities. Equity volatility, as measured by the proprietary algorithm, varied over the course of 2024. Broad market volatility (S&P 500) ranged between approximately 12% and 23%.  However, there were two big spikes in volatility in August and December where the CBOE Volatility Index peaked at 38 and 28 respectively.

The largest detractors to the Fund returns were the iShares 7-10 Year Treasury Bond ETF, the iShares U.S. Treasury Bond ETF, and the iShares 20+ Year Treasury Bond ETF. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the NVIT J.P. Morgan U.S. Equity Fund, and the iShares Core S&P 500 ETF were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts.  The volatility overlay was a contributor during the year.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,605	$9,764	$9,821
Dec 16	$10,272	$10,531	$10,661
Dec 17	$12,014	$13,056	$12,225
Dec 18	$11,287	$11,826	$11,643
Dec 19	$13,008	$14,972	$13,860
Dec 20	$13,831	$17,405	$15,632
Dec 21	$15,493	$20,631	$17,227
Dec 22	$13,144	$16,843	$14,682
Dec 23	$14,847	$20,583	$16,623
Dec 24	$16,201	$24,183	$17,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	9.12%	4.49%	4.94%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	55.3%
Fixed Income Fund	34.1%
Money Market Fund	3.0%
Other assets in excess of liabilities	7.6%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	27.4%
NVIT Bond Index Fund, Class Y	26.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	11.9%
NVIT International Index Fund, Class Y	6.2%
Nationwide International Equity Portfolio, Class R6	5.0%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.3%
iShares 7-10 Year Treasury Bond ETF	3.1%
NVIT Loomis Core Bond Fund, Class Y	3.0%
iShares Core S&P 500 ETF	2.1%
Other HoldingsFootnote Reference#	8.3%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$975,969,945
Number of Portfolio Holdings	22
Portfolio Turnover Rate	54.81%
Advisory Fees - net of reimbursement & waiver, if any	$1,266,731

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Managed Growth Fund

Annual Shareholder Report - December 31, 2024

AR-ID-MGR-II (12-24)

NVIT Investor Destinations Moderate Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Investor Destinations Moderate Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$59	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the iShares 7-10 Year Treasury Bond ETF, the iShares U.S. Treasury Bond ETF, and the iShares 20+ Year Treasury Bond ETF, which returned -0.61%, 0.68%, and -7.84%, respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the NVIT J.P. Morgan U.S. Equity Fund, and the iShares Core S&P 500 ETF returned 21.08%, 24.30%, and 24.98%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,967	$9,764	$9,821
Dec 16	$10,678	$10,531	$10,661
Dec 17	$12,059	$13,056	$12,225
Dec 18	$11,374	$11,826	$11,643
Dec 19	$13,392	$14,972	$13,860
Dec 20	$14,777	$17,405	$15,632
Dec 21	$16,301	$20,631	$17,227
Dec 22	$13,603	$16,843	$14,682
Dec 23	$15,606	$20,583	$16,623
Dec 24	$17,013	$24,183	$17,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	9.02%	4.90%	5.46%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	59.7%
Fixed Income Fund	37.0%
Money Market Fund	3.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.7%
NVIT Bond Index Fund, Class Y	26.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	12.5%
NVIT International Index Fund, Class Y	6.2%
Nationwide International Equity Portfolio, Class R6	5.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.3%
iShares 7-10 Year Treasury Bond ETF	3.0%
NVIT Loomis Core Bond Fund, Class Y	3.0%
iShares Core S&P 500 ETF	2.1%
Other HoldingsFootnote Reference#	8.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,754,871,083
Number of Portfolio Holdings	19
Portfolio Turnover Rate	51.63%
Advisory Fees - net of reimbursement & waiver, if any	$2,386,279

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderate Fund

Annual Shareholder Report - December 31, 2024

AR-ID-MOD-II (12-24)

NVIT Investor Destinations Moderate Fund

Class P

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Investor Destinations Moderate Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$43	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the iShares 7-10 Year Treasury Bond ETF, the iShares U.S. Treasury Bond ETF, and the iShares 20+ Year Treasury Bond ETF, which returned -0.61%, 0.68%, and -7.84%, respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the NVIT J.P. Morgan U.S. Equity Fund, and the iShares Core S&P 500 ETF returned 21.08%, 24.30%, and 24.98%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class P	MSCI ACWI	Morningstar® Moderate Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,985	$9,764	$9,821
Dec 16	$10,711	$10,531	$10,661
Dec 17	$12,121	$13,056	$12,225
Dec 18	$11,451	$11,826	$11,643
Dec 19	$13,492	$14,972	$13,860
Dec 20	$14,921	$17,405	$15,632
Dec 21	$16,479	$20,631	$17,227
Dec 22	$13,761	$16,843	$14,682
Dec 23	$15,819	$20,583	$16,623
Dec 24	$17,270	$24,183	$17,998

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	9.18%	5.06%	5.62%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderate Target Risk Index	8.27%	5.37%	6.05%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	59.7%
Fixed Income Fund	37.0%
Money Market Fund	3.3%
Other liabilities in excess of assetsFootnote Reference†	0.0%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	26.7%
NVIT Bond Index Fund, Class Y	26.1%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	12.5%
NVIT International Index Fund, Class Y	6.2%
Nationwide International Equity Portfolio, Class R6	5.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	3.6%
Fidelity Investments Money Market Government Portfolio - Institutional Class	3.3%
iShares 7-10 Year Treasury Bond ETF	3.0%
NVIT Loomis Core Bond Fund, Class Y	3.0%
iShares Core S&P 500 ETF	2.1%
Other HoldingsFootnote Reference#	8.4%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,754,871,083
Number of Portfolio Holdings	19
Portfolio Turnover Rate	51.63%
Advisory Fees - net of reimbursement & waiver, if any	$2,386,279

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderate Fund

Annual Shareholder Report - December 31, 2024

AR-ID-MOD-P (12-24)

NVIT Investor Destinations Moderately Aggressive Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$60	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the iShares 7-10 Year Treasury Bond ETF, the iShares U.S. Treasury Bond ETF, and the iShares Core MSCI EAFE ETF, which returned -0.61%, 0.68%, and 3.41%, respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the NVIT J.P. Morgan U.S. Equity Fund, and the NVIT Mid Cap Index Fund returned 21.08%, 24.30%, and 13.65%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Morningstar® Moderately Aggressive Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,927	$9,764	$9,759
Dec 16	$10,769	$10,531	$10,753
Dec 17	$12,565	$13,056	$12,786
Dec 18	$11,594	$11,826	$11,924
Dec 19	$14,125	$14,972	$14,663
Dec 20	$15,866	$17,405	$16,640
Dec 21	$18,028	$20,631	$18,977
Dec 22	$14,733	$16,843	$16,040
Dec 23	$17,374	$20,583	$18,603
Dec 24	$19,321	$24,183	$20,586

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	11.21%	6.47%	6.81%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderately Aggressive Target Risk Index	10.66%	7.02%	7.49%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	77.8%
Fixed Income Fund	21.9%
Other assets in excess of liabilities	0.3%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.2%
NVIT Bond Index Fund, Class Y	17.9%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	14.8%
NVIT International Index Fund, Class Y	10.0%
Nationwide International Equity Portfolio, Class R6	8.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.8%
NVIT Mid Cap Index Fund, Class Y	4.5%
NVIT Loomis Core Bond Fund, Class Y	2.0%
iShares 7-10 Year Treasury Bond ETF	1.7%
iShares Core S&P Small-Cap ETF	1.1%
Other HoldingsFootnote Reference#	1.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$985,085,701
Number of Portfolio Holdings	16
Portfolio Turnover Rate	59.00%
Advisory Fees - net of reimbursement & waiver, if any	$1,303,481

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderately Aggressive Fund

Annual Shareholder Report - December 31, 2024

AR-ID-MAG-II (12-24)

NVIT Investor Destinations Moderately Aggressive Fund

Class P

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Investor Destinations Moderately Aggressive Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$44	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the iShares 7-10 Year Treasury Bond ETF, the iShares U.S. Treasury Bond ETF, and the iShares Core MSCI EAFE ETF, which returned -0.61%, 0.68%, and 3.41%, respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the NVIT J.P. Morgan U.S. Equity Fund, and the NVIT Mid Cap Index Fund returned 21.08%, 24.30%, and 13.65%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class P	MSCI ACWI	Morningstar® Moderately Aggressive Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,941	$9,764	$9,759
Dec 16	$10,800	$10,531	$10,753
Dec 17	$12,617	$13,056	$12,786
Dec 18	$11,657	$11,826	$11,924
Dec 19	$14,227	$14,972	$14,663
Dec 20	$16,009	$17,405	$16,640
Dec 21	$18,224	$20,631	$18,977
Dec 22	$14,903	$16,843	$16,040
Dec 23	$17,606	$20,583	$18,603
Dec 24	$19,619	$24,183	$20,586

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	11.43%	6.64%	6.97%
MSCI ACWI	17.49%	10.06%	9.23%
Morningstar® Moderately Aggressive Target Risk Index	10.66%	7.02%	7.49%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	77.8%
Fixed Income Fund	21.9%
Other assets in excess of liabilities	0.3%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	33.2%
NVIT Bond Index Fund, Class Y	17.9%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	14.8%
NVIT International Index Fund, Class Y	10.0%
Nationwide International Equity Portfolio, Class R6	8.1%
NVIT GS Emerging Markets Equity Insights Fund, Class Y	4.8%
NVIT Mid Cap Index Fund, Class Y	4.5%
NVIT Loomis Core Bond Fund, Class Y	2.0%
iShares 7-10 Year Treasury Bond ETF	1.7%
iShares Core S&P Small-Cap ETF	1.1%
Other HoldingsFootnote Reference#	1.9%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreement is included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$985,085,701
Number of Portfolio Holdings	16
Portfolio Turnover Rate	59.00%
Advisory Fees - net of reimbursement & waiver, if any	$1,303,481

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderately Aggressive Fund

Annual Shareholder Report - December 31, 2024

AR-ID-MAG-P (12-24)

NVIT Investor Destinations Moderately Conservative Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Investor Destinations Moderately Conservative Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$59	0.57%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the iShares 7-10 Year Treasury Bond ETF, the iShares U.S. Treasury Bond ETF, and the iShares 20+ Year Treasury Bond ETF, which returned -0.61%, 0.68%, and -7.84%, respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the NVIT J.P. Morgan U.S. Equity Fund, and the iShares Core S&P 500 ETF returned 21.08%, 24.30%, and 24.98%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Dec 14	$10,000	$-	$10,000	$10,000
Dec 15	$9,997	$-	$10,055	$9,896
Dec 16	$10,567	$-	$10,321	$10,554
Dec 17	$11,540	$-	$10,687	$11,701
Dec 18	$11,110	$-	$10,688	$11,365
Dec 19	$12,608	$-	$11,620	$13,100
Dec 20	$13,686	$-	$12,493	$14,650
Dec 21	$14,604	$-	$12,300	$15,583
Dec 22	$12,502	$-	$10,700	$13,425
Dec 23	$13,908	$-	$11,292	$14,886
Dec 24	$14,755	$-	$11,433	$15,839

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	6.09%	3.20%	3.97%
MSCI ACWI	17.49%	10.06%	9.23%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar® Moderately Conservative Target Risk Index	6.40%	3.88%	4.71%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	54.5%
Equity Fund	39.6%
Money Market Fund	6.0%
Repurchase Agreement	0.9%
Other liabilities in excess of assets	-1.0%
NVIT Bond Index Fund, Class Y	32.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.7%
Fidelity Investments Money Market Government Portfolio - Institutional Class	6.0%
NVIT Loomis Short Term Bond Fund, Class Y	5.5%
NVIT Loomis Core Bond Fund, Class Y	5.0%
iShares 7-10 Year Treasury Bond ETF	3.9%
NVIT International Index Fund, Class Y	3.7%
Nationwide International Equity Portfolio, Class R6	3.0%
Nationwide Inflation-Protected Securities Fund, Class R6	3.0%
Other HoldingsFootnote Reference#	12.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$502,610,113
Number of Portfolio Holdings	20
Portfolio Turnover Rate	40.85%
Advisory Fees - net of reimbursement & waiver, if any	$693,896

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderately Conservative Fund

Annual Shareholder Report - December 31, 2024

AR-ID-MCON-II (12-24)

NVIT Investor Destinations Moderately Conservative Fund

Class P

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Investor Destinations Moderately Conservative Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class P	$44	0.42%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk Fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities.

The largest detractors to the Fund’s returns were the iShares 7-10 Year Treasury Bond ETF, the iShares U.S. Treasury Bond ETF, and the iShares 20+ Year Treasury Bond ETF, which returned -0.61%, 0.68%, and -7.84%, respectively, during the reporting period. The Fund still holds these securities.

The Nationwide Fundamental All Cap Equity Portfolio, the NVIT J.P. Morgan U.S. Equity Fund, and the iShares Core S&P 500 ETF returned 21.08%, 24.30%, and 24.98%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class P	Bloomberg U.S. Aggregate Bond Index	Morningstar® Moderately Conservative Target Risk Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$10,016	$10,055	$9,896
Dec 16	$10,600	$10,321	$10,554
Dec 17	$11,590	$10,687	$11,701
Dec 18	$11,175	$10,688	$11,365
Dec 19	$12,702	$11,620	$13,100
Dec 20	$13,809	$12,493	$14,650
Dec 21	$14,758	$12,300	$15,583
Dec 22	$12,642	$10,700	$13,425
Dec 23	$14,089	$11,292	$14,886
Dec 24	$14,982	$11,433	$15,839

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class P	6.34%	3.36%	4.13%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Morningstar® Moderately Conservative Target Risk Index	6.40%	3.88%	4.71%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	54.5%
Equity Fund	39.6%
Money Market Fund	6.0%
Repurchase Agreement	0.9%
Other liabilities in excess of assets	-1.0%
NVIT Bond Index Fund, Class Y	32.5%
Nationwide Fundamental All Cap Equity Portfolio, Class R6	16.2%
NVIT J.P. Morgan U.S. Equity Fund, Class Y	8.7%
Fidelity Investments Money Market Government Portfolio - Institutional Class	6.0%
NVIT Loomis Short Term Bond Fund, Class Y	5.5%
NVIT Loomis Core Bond Fund, Class Y	5.0%
iShares 7-10 Year Treasury Bond ETF	3.9%
NVIT International Index Fund, Class Y	3.7%
Nationwide International Equity Portfolio, Class R6	3.0%
Nationwide Inflation-Protected Securities Fund, Class R6	3.0%
Other HoldingsFootnote Reference#	12.5%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$502,610,113
Number of Portfolio Holdings	20
Portfolio Turnover Rate	40.85%
Advisory Fees - net of reimbursement & waiver, if any	$693,896

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Investor Destinations Moderately Conservative Fund

Annual Shareholder Report - December 31, 2024

AR-ID-MCON-P (12-24)

NVIT iShares® Fixed Income ETF Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT iShares® Fixed Income ETF Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$67	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Bloomberg U.S. Aggregate Bond Index returned 1.3% in 2024, a step down from 2023’s 5.5% gain. The 4th quarter was particularly challenging, declining over 3% as yields rose. Investment Grade corporates underperformed the Index. High Yield corporates was a stand-out fixed income sector for the year. The long end of the Treasury curve (20+ yr) sold off, while the short-end (0-3mo) rose. Several major central banks kicked off easing campaigns, with cuts from the Federal Reserve and more globally. The magnitude and timing of the cuts varied, but broadly, we saw a global shift towards monetary easing in 2024 after years of raises and pauses.

Top contributors to the Fund’s performance were the iShares Core 1-5 Year USD Bond ETF (ISTB), iShares Core US Aggregate Bond ETF (AGG) and iShares Core Total USD Bond Market ETF (IUSB). Contrastingly, iShares Core 10+ Year USD Bond ETF (ILTB) was the top detractor to the Fund’s performance. Furthermore, while iShares U.S. Treasury Bond ETF (GOVT) and iShares MBS ETF (MBB) had positive contributions to the Fund’s performance, they were the lowest performers of the invested iShares ETFs within this Fund contributing positive returns.  The top three sector allocations in the Fund are Treasuries, Securitized (Agency & Commercial Mortgage-Backed as well as Asset-Backed) and Corporates. The Fund still holds ISTB, ILTB, IUSB, AGG, MBB and GOVT.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index
Jan 19	$10,000	$10,000
Dec 19	$10,851	$10,844
Dec 20	$11,624	$11,658
Dec 21	$11,389	$11,479
Dec 22	$9,824	$9,985
Dec 23	$10,337	$10,538
Dec 24	$10,421	$10,669

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class II - (Inception 01/23/2019)	0.81%	-0.81%	0.70%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	99.9%
Repurchase Agreement	19.0%
Other liabilities in excess of assets	-18.9%
iShares Core U.S. Aggregate Bond ETF	41.9%
iShares Core 1-5 Year USD Bond ETF	12.8%
iShares MBS ETF	8.4%
iShares Core Total USD Bond Market ETF	8.4%
iShares Core 10+ Year USD Bond ETF	8.2%
iShares U.S. Treasury Bond ETF	4.3%
Cantor Fitzgerald & Co.	11.6%
Pershing LLC	2.2%
BofA Securities, Inc.	1.1%
CF Secured, LLC	1.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$76,913,789
Number of Portfolio Holdings	10
Portfolio Turnover Rate	2.64%
Advisory Fees - net of reimbursement & waiver, if any	$20,261

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT iShares® Fixed Income ETF Fund

Annual Shareholder Report - December 31, 2024

AR-ISH-FX-II (12-24)

NVIT iShares® Fixed Income ETF Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT iShares® Fixed Income ETF Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$17	0.17%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Bloomberg U.S. Aggregate Bond Index returned 1.3% in 2024, a step down from 2023’s 5.5% gain. The 4th quarter was particularly challenging, declining over 3% as yields rose. Investment Grade corporates underperformed the Index. High Yield corporates was a stand-out fixed income sector for the year. The long end of the Treasury curve (20+ yr) sold off, while the short-end (0-3mo) rose. Several major central banks kicked off easing campaigns, with cuts from the Federal Reserve and more globally. The magnitude and timing of the cuts varied, but broadly, we saw a global shift towards monetary easing in 2024 after years of raises and pauses.

Top contributors to the Fund’s performance were the iShares Core 1-5 Year USD Bond ETF (ISTB), iShares Core US Aggregate Bond ETF (AGG) and iShares Core Total USD Bond Market ETF (IUSB). Contrastingly, iShares Core 10+ Year USD Bond ETF (ILTB) was the top detractor to the Fund’s performance. Furthermore, while iShares U.S. Treasury Bond ETF (GOVT) and iShares MBS ETF (MBB) had positive contributions to the Fund’s performance, they were the lowest performers of the invested iShares ETFs within this Fund contributing positive returns.  The top three sector allocations in the Fund are Treasuries, Securitized (Agency & Commercial Mortgage-Backed as well as Asset-Backed) and Corporates. The Fund still holds ISTB, ILTB, IUSB, AGG, MBB and GOVT.

Total Return Based on a $10,000  Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index
Jan 19	$10,000	$10,000
Dec 19	$10,897	$10,844
Dec 20	$11,742	$11,658
Dec 21	$11,556	$11,479
Dec 22	$10,018	$9,985
Dec 23	$10,595	$10,538
Dec 24	$10,739	$10,669

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 01/23/2019)	1.36%	-0.29%	1.21%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Fixed Income Fund	99.9%
Repurchase Agreement	19.0%
Other liabilities in excess of assets	-18.9%
iShares Core U.S. Aggregate Bond ETF	41.9%
iShares Core 1-5 Year USD Bond ETF	12.8%
iShares MBS ETF	8.4%
iShares Core Total USD Bond Market ETF	8.4%
iShares Core 10+ Year USD Bond ETF	8.2%
iShares U.S. Treasury Bond ETF	4.3%
Cantor Fitzgerald & Co.	11.6%
Pershing LLC	2.2%
BofA Securities, Inc.	1.1%
CF Secured, LLC	1.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$76,913,789
Number of Portfolio Holdings	10
Portfolio Turnover Rate	2.64%
Advisory Fees - net of reimbursement & waiver, if any	$20,261

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT iShares® Fixed Income ETF Fund

Annual Shareholder Report - December 31, 2024

AR-ISH-FX-Y (12-24)

NVIT iShares® Global Equity ETF Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT iShares® Global Equity ETF Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$72	0.67%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Artificial Intelligence stocks and Bitcoin dominated headlines due to stellar performance in 2024, but United States economic data showed steady improvement, with resilient growth and Gross Domestic Product rising from 1.6% in the 1st quarter to above 3%. The labor market normalized, and inflation dropped relative to 2023 while central banks, including the Federal Reserve, began easing, signaling a shift toward monetary easing after years of rate hikes.

The S&P 500® Index returned 25% in broad-based gains in 2024. Ten of the eleven sectors were in positive territory, with Index-level returns led by communication services, tech, financials, and consumer discretionary. Developed markets posted positive performance, but largely lagged U.S. in 2024. The Eurozone grappled with weaker consumption and growth data, paired with slower earnings growth. U.S. equity style risk factors all had positive returns this past year.

The top contributors were iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P Mid-Cap ETF, and iShares US Equity Factor ETF. The Fund did not have any invested iShares ETFs with negative returns, but the lowest contributors were iShares MSCI USA Value Factor ETF, iShares Core S&P Small-Cap ETF, and iShares Core MSCI International Developed Mkt ETF. The top three sectors in this Fund are Information Technology, Financials and Industrials. The top three countries in the Fund are US, Japan, and United Kingdom.

Total Return Based on a $10,000  Investment

	Class II	MSCI ACWI	MSCI World Index - Net Return
Jan 19	$10,000	$10,000	$10,000
Dec 19	$11,923	$12,032	$12,147
Dec 20	$13,803	$13,987	$14,078
Dec 21	$16,821	$16,580	$17,150
Dec 22	$14,066	$13,536	$14,406
Dec 23	$16,947	$16,541	$17,833
Dec 24	$19,585	$19,434	$21,163

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class II - (Inception 01/23/2019)	15.57%	10.43%	11.99%
MSCI ACWI	17.49%	10.06%	11.86%
MSCI World Index - Net Return	18.67%	11.17%	12.96%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	99.3%
Repurchase Agreement	6.9%
Other liabilities in excess of assets	-6.2%
iShares Core S&P Total U.S. Stock Market ETF	26.1%
iShares Core S&P Mid-Cap ETF	17.0%
iShares Core MSCI International Developed Markets ETF	12.5%
iShares Core MSCI EAFE ETF	10.6%
iShares U.S. Equity Factor ETF	8.5%
iShares Core S&P 500 ETF	6.6%
iShares Core S&P Small-Cap ETF	2.7%
iShares MSCI USA Momentum Factor ETF	2.0%
iShares MSCI USA Quality Factor ETF	2.0%
iShares U.S. Small-Cap Equity Factor ETF	1.9%
Other HoldingsFootnote Reference#	10.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$94,213,861
Number of Portfolio Holdings	15
Portfolio Turnover Rate	12.38%
Advisory Fees - net of reimbursement & waiver, if any	$43,237

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT iShares® Global Equity ETF Fund

Annual Shareholder Report - December 31, 2024

AR-ISH-GEQ-II (12-24)

NVIT iShares® Global Equity ETF Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT iShares® Global Equity ETF Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$18	0.17%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Artificial Intelligence stocks and Bitcoin dominated headlines due to stellar performance in 2024, but United States economic data showed steady improvement, with resilient growth and Gross Domestic Product rising from 1.6% in the 1st quarter to above 3%. The labor market normalized, and inflation dropped relative to 2023 while central banks, including the Federal Reserve, began easing, signaling a shift toward monetary easing after years of rate hikes.

The S&P 500® Index returned 25% in broad-based gains in 2024. Ten of the eleven sectors were in positive territory, with Index-level returns led by communication services, tech, financials, and consumer discretionary. Developed markets posted positive performance, but largely lagged U.S. in 2024. The Eurozone grappled with weaker consumption and growth data, paired with slower earnings growth. U.S. equity style risk factors all had positive returns this past year.

The top contributors were iShares Core S&P Total U.S. Stock Market ETF, iShares Core S&P Mid-Cap ETF, and iShares US Equity Factor ETF. The Fund did not have any invested iShares ETFs with negative returns, but the lowest contributors were iShares MSCI USA Value Factor ETF, iShares Core S&P Small-Cap ETF, and iShares Core MSCI International Developed Mkt ETF. The top three sectors in this Fund are Information Technology, Financials and Industrials. The top three countries in the Fund are US, Japan, and United Kingdom.

Total Return Based on a $10,000  Investment

	Class Y	MSCI ACWI	MSCI World Index - Net Return
Jan 19	$10,000	$10,000	$10,000
Dec 19	$11,982	$12,032	$12,147
Dec 20	$13,938	$13,987	$14,078
Dec 21	$17,062	$16,580	$17,150
Dec 22	$14,338	$13,536	$14,406
Dec 23	$17,357	$16,541	$17,833
Dec 24	$20,167	$19,434	$21,163

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 01/23/2019)	16.19%	10.97%	12.54%
MSCI ACWI	17.49%	10.06%	11.86%
MSCI World Index - Net Return	18.67%	11.17%	12.96%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	99.3%
Repurchase Agreement	6.9%
Other liabilities in excess of assets	-6.2%
iShares Core S&P Total U.S. Stock Market ETF	26.1%
iShares Core S&P Mid-Cap ETF	17.0%
iShares Core MSCI International Developed Markets ETF	12.5%
iShares Core MSCI EAFE ETF	10.6%
iShares U.S. Equity Factor ETF	8.5%
iShares Core S&P 500 ETF	6.6%
iShares Core S&P Small-Cap ETF	2.7%
iShares MSCI USA Momentum Factor ETF	2.0%
iShares MSCI USA Quality Factor ETF	2.0%
iShares U.S. Small-Cap Equity Factor ETF	1.9%
Other HoldingsFootnote Reference#	10.1%
Footnote	Description
Footnote#	For purposes of listing top holdings, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$94,213,861
Number of Portfolio Holdings	15
Portfolio Turnover Rate	12.38%
Advisory Fees - net of reimbursement & waiver, if any	$43,237

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT iShares® Global Equity ETF Fund

Annual Shareholder Report - December 31, 2024

AR-ISH-GEQ-Y (12-24)

NVIT J.P. Morgan Digital Evolution Strategy Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT J.P. Morgan Digital Evolution Strategy Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$74	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

In 2024, the S&P 500 Index® achieved its second consecutive year of returns exceeding +20.0%, marking the best back-to-back performance since 1997-1998. This was marked by resilient consumer spending supporting a fourth consecutive year of above-trend growth. The unemployment rate stabilized after rising during the first half of 2024. Inflation also made meaningful progress towards +2.0% in 2024, allowing the Federal Reserve to kick off its rate-cutting cycle. 2024 also saw the United States elections unfold. The markets continued to experience significant gains following the election results, driven by expectations of tax cuts and expansionary fiscal policies.

Stock selection within semiconductors & semiconductor equipment, technology hardware, storage & peripherals, and communications equipment benefited results. Alternatively, stock selection within interactive media & services, software, and automobile components hindered performance. On the positive side, underweights in Intel and Apple and an overweight in Marvell Technology contributed to performance. On the negative side, overweight in Microchip Technology and Zoominfo Technologies and an underweight in Palantir Technologies detracted.

Total Return Based on a $10,000  Investment

	Class Y	Russell 1000® Index	S&P North American Technology Sector Index™
Apr 22	$10,000	$10,000	$10,000
Dec 22	$7,760	$9,259	$8,400
Dec 23	$13,141	$11,715	$13,535
Dec 24	$18,067	$14,587	$18,418

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 04/27/2022)	37.48%	24.70%
Russell 1000® Index	24.51%	15.11%
S&P North American Technology Sector Index™	36.08%	25.56%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	95.2%
Other assets in excess of liabilities	4.8%
Semiconductors & Semiconductor Equipment	28.1%
Software	27.5%
Interactive Media & Services	13.2%
Technology Hardware, Storage & Peripherals	8.2%
IT Services	7.7%
Communications Equipment	6.2%
Broadline Retail	3.0%
Hotels, Restaurants & Leisure	2.1%
Financial Services	1.8%
Entertainment	1.5%
Other Industries	0.7%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$10,844,915
Number of Portfolio Holdings	37
Portfolio Turnover Rate	77.54%
Advisory Fees - net of reimbursement & waiver, if any	$-

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Digital Evolution Strategy Fund

Annual Shareholder Report - December 31, 2024

AR-JPM-DES-Y (12-24)

NVIT J.P. Morgan Innovators Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT J.P. Morgan Innovators Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$69	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

In 2024, the S&P 500 Index® achieved its second consecutive year of returns exceeding +20.0%, marking the best back-to-back performance since 1997-1998. This was marked by resilient consumer spending supporting a fourth consecutive year of above-trend growth. The unemployment rate stabilized after rising during the first half of 2024. Inflation also made meaningful progress towards +2.0% in 2024, allowing the Federal Reserve to kick off its rate-cutting cycle. 2024 also saw the United States elections unfold. The markets continued to experience significant gains following the election results, driven by expectations of tax cuts and expansionary fiscal policies.

Stock selection within health care, financials, and consumer staples hindered performance. Alternatively, stock selection within information technology, real estate, and materials benefited performance. On the negative side, an underweight in Tesla and overweight in Lamb Weston and Dexcom detracted from performance. On the positive side, overweight in TSMC and Toast and an underweight in Apple contributed to performance.

Total Return Based on a $10,000  Investment

	Class Y	Russell 1000® Index
Apr 22	$10,000	$10,000
Dec 22	$8,670	$9,259
Dec 23	$11,633	$11,715
Dec 24	$14,315	$14,587

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 04/27/2022)	23.05%	14.33%
Russell 1000® Index	24.51%	15.11%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	95.8%
Other assets in excess of liabilities	4.2%
Software	14.2%
Semiconductors & Semiconductor Equipment	14.0%
Broadline Retail	8.9%
Technology Hardware, Storage & Peripherals	7.7%
Financial Services	7.3%
Health Care Equipment & Supplies	4.7%
Capital Markets	4.2%
Health Care Providers & Services	3.2%
Interactive Media & Services	3.0%
Tobacco	3.0%
Other Industries	29.8%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$7,672,933
Number of Portfolio Holdings	55
Portfolio Turnover Rate	96.08%
Advisory Fees - net of reimbursement & waiver, if any	$-

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Innovators Fund

Annual Shareholder Report - December 31, 2024

AR-JPM-INNO-Y (12-24)

NVIT J.P. Morgan Large Cap Growth Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT J.P. Morgan Large Cap Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$72	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Positioning evolved in 2024. Consistent with the process, the team has reassessed portfolio exposure in areas of the market that have experienced a significant run of outperformance. The focus has shifted toward opportunities where the team sees stable or improving fundamentals and lower expectations. The Technology sector is one example, where a reduction in perceived Artificial Intelligence (“AI”) winners coupled with an aggregate underweight to the mega-cap companies has driven the relative weight from near neutral at the start of the year to over 1,000 basis points underweight at the end. Elsewhere, a relative overweight for much of the year, Healthcare is also an area that has been actively reduced. Financials and Industrials started the year as underweights and ended the year as relative overweights.

Stock  selection within Industrials and Healthcare contributed. However, stock selection within Technology and Consumer Staples detracted from the portfolio.

Our overweight position in Netflix was the top contributor. Much of the stock’s outperformance came in the fourth quarter, as strong third-quarter results and a positive outlook for 2025 drove shares higher. Our underweight position in Microsoft also contributed. Microsoft faced challenges due to skepticism about the AI boom’s sustainability and concerns over AI product adoption, such as Copilot.

Our underweight position in NVIDIA was the top detractor as the stock outperformed. Our overweight position in D.R. Horton detracted from the portfolio, with much of its underperformance coming in the fourth quarter. Weakness in the first half of the quarter was attributable to a weaker demand outlook provided by the company as consumers paused during the election. Weakness in the second half of 4th quarter was driven by potential implications of a pause in rate cuts.

Total Return Based on a $10,000  Investment

	Class Y	Russell 1000® Index	Russell 1000® Growth Index
Apr 22	$10,000	$10,000	$10,000
Dec 22	$9,181	$9,259	$8,795
Dec 23	$12,408	$11,715	$12,549
Dec 24	$16,489	$14,587	$16,735

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 04/27/2022)	32.89%	20.52%
Russell 1000® Index	24.51%	15.11%
Russell 1000® Growth Index	33.36%	21.16%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	93.6%
Exchange Traded Fund	1.9%
Other assets in excess of liabilities	4.5%
Software	17.1%
Semiconductors & Semiconductor Equipment	14.0%
Interactive Media & Services	10.4%
Broadline Retail	7.8%
Technology Hardware, Storage & Peripherals	5.5%
Financial Services	4.9%
Entertainment	4.6%
Capital Markets	3.9%
Automobiles	3.9%
Hotels, Restaurants & Leisure	3.4%
Other Industries	24.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$18,343,462
Number of Portfolio Holdings	73
Portfolio Turnover Rate	51.74%
Advisory Fees - net of reimbursement & waiver, if any	$-

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan Large Cap Growth Fund

Annual Shareholder Report - December 31, 2024

AR-JPM-LCG-Y (12-24)

NVIT J.P. Morgan U.S. Equity Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT J.P. Morgan U.S. Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$105	0.94%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

In 2024, the S&P 500 Index® achieved its second consecutive year of returns exceeding +20.0%, marking the best back-to-back performance since 1997-1998. This was marked with resilient consumer spending supporting a fourth consecutive year of above-trend growth. The unemployment rate stabilized after rising during the first half of 2024. Inflation also made meaningful progress towards +2.0% in 2024, allowing the Fed to kick off its rate-cutting cycle. 2024 also saw the US elections unfold. The markets continued to experience significant gains, following the election results, driven by expectations of tax cuts and expansionary fiscal policies.

Communication services and information technology were the best-performing sectors, returning +40.23% and +36.61%, respectively. Materials was the only sector in the red, returning

-0.18%. Large cap stocks as represented by the S&P 500® Index outperformed the small cap Russell 2000® Index, as they returned +25.02% vs. +11.54%, respectively. Growth outperformed value, as the Russell 3000® Growth Index returned +32.46% and the Russell 3000® Value Index returned +13.98%.

On the negative side, for the year, our underweight in Broadcom (AVGO) and overweights in Regeneron Pharmaceuticals (REGN) and NXP Semiconductors (NXPI) detracted from performance. On the positive side, our overweights in Nvidia (NVDA), Wells Fargo (WFC) and Howmet Aerospace (HWM) benefitted relative results.

Total Return Based on a $10,000  Investment

	Class II	S&P 500® Index
Oct 19	$10,000	$10,000
Dec 19	$11,051	$10,995
Dec 20	$13,923	$13,018
Dec 21	$17,811	$16,756
Dec 22	$14,359	$13,721
Dec 23	$18,197	$17,328
Dec 24	$22,503	$21,664

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class II - (Inception 10/04/2019)	23.66%	15.28%	16.74%
S&P 500® Index	25.02%	14.53%	16.19%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.2%
Other assets in excess of liabilities	0.8%
Semiconductors & Semiconductor Equipment	15.0%
Software	11.5%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	6.4%
Broadline Retail	4.8%
Biotechnology	4.3%
Banks	4.1%
Hotels, Restaurants & Leisure	3.8%
Electric Utilities	3.6%
Health Care Equipment & Supplies	3.2%
Other Industries	35.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,019,846,542
Number of Portfolio Holdings	52
Portfolio Turnover Rate	54.75%
Advisory Fees - net of reimbursement & waiver, if any	$1,923,760

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan U.S. Equity Fund

Annual Shareholder Report - December 31, 2024

AR-JPM-USEQ-II (12-24)

NVIT J.P. Morgan U.S. Equity Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT J.P. Morgan U.S. Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$48	0.43%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

In 2024, the S&P 500 Index® achieved its second consecutive year of returns exceeding +20.0%, marking the best back-to-back performance since 1997-1998. This was marked with resilient consumer spending supporting a fourth consecutive year of above-trend growth. The unemployment rate stabilized after rising during the first half of 2024. Inflation also made meaningful progress towards +2.0% in 2024, allowing the Fed to kick off its rate-cutting cycle. 2024 also saw the US elections unfold. The markets continued to experience significant gains, following the election results, driven by expectations of tax cuts and expansionary fiscal policies.

Communication services and information technology were the best-performing sectors, returning +40.23% and +36.61%, respectively. Materials was the only sector in the red, returning

-0.18%. Large cap stocks as represented by the S&P 500® Index outperformed the small cap Russell 2000® Index, as they returned +25.02% vs. +11.54%, respectively. Growth outperformed value, as the Russell 3000® Growth Index returned +32.46% and the Russell 3000® Value Index returned +13.98%.

On the negative side, for the year, our underweight in Broadcom (AVGO) and overweights in Regeneron Pharmaceuticals (REGN) and NXP Semiconductors (NXPI) detracted from performance. On the positive side, our overweights in Nvidia (NVDA), Wells Fargo (WFC) and Howmet Aerospace (HWM) benefitted relative results.

Total Return Based on a $10,000  Investment

	Class Y	S&P 500® Index
Oct 19	$10,000	$10,000
Dec 19	$11,070	$10,995
Dec 20	$14,006	$13,018
Dec 21	$18,009	$16,756
Dec 22	$14,594	$13,721
Dec 23	$18,580	$17,328
Dec 24	$23,095	$21,664

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 10/04/2019)	24.23%Footnote Reference*	15.84%	17.32%
S&P 500® Index	25.02%	14.53%	16.19%
Footnote	Description
Footnote*	Please see the Fund’s Financial Highlights for additional information.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.2%
Other assets in excess of liabilities	0.8%
Semiconductors & Semiconductor Equipment	15.0%
Software	11.5%
Technology Hardware, Storage & Peripherals	8.1%
Interactive Media & Services	6.4%
Broadline Retail	4.8%
Biotechnology	4.3%
Banks	4.1%
Hotels, Restaurants & Leisure	3.8%
Electric Utilities	3.6%
Health Care Equipment & Supplies	3.2%
Other Industries	35.2%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,019,846,542
Number of Portfolio Holdings	52
Portfolio Turnover Rate	54.75%
Advisory Fees - net of reimbursement & waiver, if any	$1,923,760

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan U.S. Equity Fund

Annual Shareholder Report - December 31, 2024

AR-JPM-USEQ-Y (12-24)

NVIT J.P. Morgan US Technology Leaders Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT J.P. Morgan US Technology Leaders Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$71	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The Fund remains well-positioned for the ongoing computing platform shift to artificial intelligence (“AI”), where conviction remains high in beneficiaries that span the market cap spectrum. There continues to be innovation breakthroughs and new monetization opportunities in AI that support further investment in computer infrastructure. However, consistent with our approach to manage risk, there has been some reduction in areas that have done well for an extended period of time. Semiconductor companies were a source of funds during the year, though they remain an overweight. Software continues to be a top underweight, though it has been an area of opportunity with recent initiations in companies with stable fundamentals and where expectations are more modest. Conviction is also being built around select tech-enabled, consumer-oriented platforms with attractive risk/reward.

Our stock selection in the semiconductors and consumer digital services subsectors were top contributors to performance. Software was the top detractor, followed by production technology equipment.

Our overweight position in NVIDIA was the largest contributor. NVIDIA’s stock performance has been robust, with its datacenter business directly benefiting from record levels of hyperscale capex. We have trimmed our position throughout the year. Our overweight position in Credo Technology also contributed, as the company has been well-positioned for an increase in investments in AI datacenters.

On the negative side, our underweight position in AppLovin was the largest detractor. A position was initiated in the Fund in the third quarter, and while the stock continued to perform thereafter, not owning it earlier in the year hurt relative performance. Palantir, which was initiated in the fourth quarter, was a similar story. Not owning it earlier in the year as the stock was outperforming weighed on relative performance.

Total Return Based on a $10,000  Investment

	Class Y	Russell 3000® Index	Russell 1000® Equal Weight Technology Index
Apr 22	$10,000	$10,000	$10,000
Dec 22	$8,170	$9,269	$8,562
Dec 23	$13,470	$11,675	$12,462
Dec 24	$17,312	$14,455	$14,394

Average Annual Total Returns

	1 Year	Since inception
Class Y - (Inception 04/27/2022)	28.52%	22.73%
Russell 3000® Index	23.81%	14.72%
Russell 1000® Equal Weight Technology Index	15.50%	14.54%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	96.1%
Other assets in excess of liabilities	3.9%
Software	27.5%
Semiconductors & Semiconductor Equipment	19.9%
Interactive Media & Services	8.9%
Entertainment	8.8%
IT Services	7.3%
Broadline Retail	5.8%
Automobiles	4.6%
Communications Equipment	3.5%
Capital Markets	3.2%
Media	2.1%
Other Industries	8.4%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$17,077,769
Number of Portfolio Holdings	59
Portfolio Turnover Rate	60.67%
Advisory Fees - net of reimbursement & waiver, if any	$-

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT J.P. Morgan US Technology Leaders Fund

Annual Shareholder Report - December 31, 2024

AR-JPM-TL-Y (12-24)

NVIT Jacobs Levy Large Cap Core Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Core Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$85	0.77%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

United States equities surged in 2024, as artificial intelligence enthusiasm reached a fever pitch, the Federal Open Market Committee cut the federal funds rate, and Donald Trump was elected President. The broad equity market rose almost 24% for the year, with large caps outpacing small and mid-caps, growth besting value, and dynamic stocks outperforming defensive stocks.

Financials, information technology, and utilities contributed positively to relative performance, while consumer discretionary, industrials, and health care detracted. Security selection in health care, consumer discretionary, and industrials detracted from performance, although security selection in financials, utilities, and information technology contributed. Overweight to industrials and consumer discretionary, and an underweight to communication services hurt, while underweights to health care, consumer staples, and real estate helped.

The top contributors were Nvidia Corp and Lockheed Martin Corp. UnitedHealth Group also significantly impacted performance because it was not included in the portfolio and its stock underperformed during the period. The Fund continues to hold Nvidia Corp.

The largest detractors to performance were Broadcom Inc., Humana Inc., and Merck & Co., Inc. The Fund still hold these securities.

Total Return Based on a $10,000  Investment

	Class I	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$9,892	$10,138
Dec 16	$11,238	$11,351
Dec 17	$14,030	$13,828
Dec 18	$13,362	$13,223
Dec 19	$17,113	$17,386
Dec 20	$19,432	$20,586
Dec 21	$24,595	$26,496
Dec 22	$20,398	$21,697
Dec 23	$25,170	$27,402
Dec 24	$30,577	$30,991

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	21.48%	12.31%	11.82%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.5%
Repurchase Agreements	1.4%
Other liabilities in excess of assets	-0.9%
Semiconductors & Semiconductor Equipment	10.4%
Technology Hardware, Storage & Peripherals	9.5%
Software	8.3%
Insurance	5.6%
Hotels, Restaurants & Leisure	5.0%
Health Care Providers & Services	3.6%
Ground Transportation	3.4%
Interactive Media & Services	3.4%
Financial Services	3.0%
Capital Markets	2.9%
Other IndustriesFootnote Reference#	44.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$248,699,974
Number of Portfolio Holdings	135
Portfolio Turnover Rate	66.02%
Advisory Fees - net of reimbursement & waiver, if any	$1,330,639

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Jacobs Levy Large Cap Core Fund

Annual Shareholder Report - December 31, 2024

AR-LCC-I (12-24)

NVIT Jacobs Levy Large Cap Core Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Core Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$96	0.87%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

United States equities surged in 2024, as artificial intelligence enthusiasm reached a fever pitch, the Federal Open Market Committee cut the federal funds rate, and Donald Trump was elected President. The broad equity market rose almost 24% for the year, with large caps outpacing small and mid-caps, growth besting value, and dynamic stocks outperforming defensive stocks.

Financials, information technology, and utilities contributed positively to relative performance, while consumer discretionary, industrials, and health care detracted. Security selection in health care, consumer discretionary, and industrials detracted from performance, although security selection in financials, utilities, and information technology contributed. Overweight to industrials and consumer discretionary, and an underweight to communication services hurt, while underweights to health care, consumer staples, and real estate helped.

The top contributors were Nvidia Corp and Lockheed Martin Corp. UnitedHealth Group also significantly impacted performance because it was not included in the portfolio and its stock underperformed during the period. The Fund continues to hold Nvidia Corp.

The largest detractors to performance were Broadcom Inc., Humana Inc., and Merck & Co., Inc. The Fund still hold these securities.

Total Return Based on a $10,000  Investment

	Class II	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$9,881	$10,138
Dec 16	$11,219	$11,351
Dec 17	$13,997	$13,828
Dec 18	$13,296	$13,223
Dec 19	$17,030	$17,386
Dec 20	$19,312	$20,586
Dec 21	$24,415	$26,496
Dec 22	$20,238	$21,697
Dec 23	$24,932	$27,402
Dec 24	$30,287	$30,991

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	21.48%	12.20%	11.72%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.5%
Repurchase Agreements	1.4%
Other liabilities in excess of assets	-0.9%
Semiconductors & Semiconductor Equipment	10.4%
Technology Hardware, Storage & Peripherals	9.5%
Software	8.3%
Insurance	5.6%
Hotels, Restaurants & Leisure	5.0%
Health Care Providers & Services	3.6%
Ground Transportation	3.4%
Interactive Media & Services	3.4%
Financial Services	3.0%
Capital Markets	2.9%
Other IndustriesFootnote Reference#	44.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$248,699,974
Number of Portfolio Holdings	135
Portfolio Turnover Rate	66.02%
Advisory Fees - net of reimbursement & waiver, if any	$1,330,639

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Jacobs Levy Large Cap Core Fund

Annual Shareholder Report - December 31, 2024

AR-LCC-II (12-24)

NVIT Jacobs Levy Large Cap Growth Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$79	0.70%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

United States equities surged in 2024, as artificial intelligence enthusiasm reached a fever pitch, the Federal Open Market Committee cut the federal funds rate, and Donald Trump was elected President. The broad equity market rose almost 24% for the year, and large caps outpaced small and mid-caps, growth bested value, and dynamic stocks outperformed defensive stocks.

During the period, utilities and materials contributed positively to relative performance, while information technology, industrials, and consumer discretionary detracted. Security selection in information technology, consumer discretionary, and health care detracted from performance, although security selection in utilities, materials, and communication services contributed. Overweight to industrials and financials, and an underweight to consumer discretionary hurt, while an overweight to utilities, and underweights to consumer staples, and healthcare helped.

The largest contributors to performance were Vistra Corp, Nvidia Corp, and Spotify Technology. The Fund still holds these securities.

The largest detractors to performance were Broadcom Inc., lululemon athletica Inc., and Tesla Inc. The Fund does not hold lululemon athletica Inc., anymore.

Total Return Based on a $10,000  Investment

	Class I	Russell 1000® Index	Russell 1000® Growth Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$10,343	$10,091	$10,567
Dec 16	$10,570	$11,303	$11,315
Dec 17	$13,762	$13,754	$14,733
Dec 18	$13,339	$13,099	$14,511
Dec 19	$17,411	$17,197	$19,792
Dec 20	$22,650	$20,772	$27,409
Dec 21	$31,812	$26,243	$34,974
Dec 22	$27,839	$21,224	$24,783
Dec 23	$37,682	$26,854	$35,360
Dec 24	$47,502	$33,436	$41,293

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	26.06%	22.23%	16.86%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	97.9%
Repurchase Agreements	4.3%
Other liabilities in excess of assets	-2.2%
Software	16.3%
Technology Hardware, Storage & Peripherals	10.6%
Semiconductors & Semiconductor Equipment	7.7%
Hotels, Restaurants & Leisure	7.7%
Interactive Media & Services	5.2%
Health Care Equipment & Supplies	3.8%
Commercial Services & Supplies	3.5%
Entertainment	3.5%
Health Care Providers & Services	3.2%
Broadline Retail	3.0%
Other IndustriesFootnote Reference#	35.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$434,572,356
Number of Portfolio Holdings	261
Portfolio Turnover Rate	100.08%
Advisory Fees - net of reimbursement & waiver, if any	$1,527,487

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1.  Effective January 1, 2024, the management fee changed from 0.65% to 0.40% on assets up to $1 billion and 0.60%  to 0.35 % on assets of $1 billion and more.

2. Effective January 1, 2024, the expense limitation rate changed from 0.66% to 0.45%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Jacobs Levy Large Cap Growth Fund

Annual Shareholder Report - December 31, 2024

AR-LCG-I (12-24)

NVIT Jacobs Levy Large Cap Growth Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Jacobs Levy Large Cap Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$107	0.95%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

United States equities surged in 2024, as artificial intelligence enthusiasm reached a fever pitch, the Federal Open Market Committee cut the federal funds rate, and Donald Trump was elected President. The broad equity market rose almost 24% for the year, and large caps outpaced small and mid-caps, growth bested value, and dynamic stocks outperformed defensive stocks.

During the period, utilities and materials contributed positively to relative performance, while information technology, industrials, and consumer discretionary detracted. Security selection in information technology, consumer discretionary, and health care detracted from performance, although security selection in utilities, materials, and communication services contributed. Overweight to industrials and financials, and an underweight to consumer discretionary hurt, while an overweight to utilities, and underweights to consumer staples, and healthcare helped.

The largest contributors to performance were Vistra Corp, Nvidia Corp, and Spotify Technology. The Fund still holds these securities.

The largest detractors to performance were Broadcom Inc., lululemon athletica Inc., and Tesla Inc. The Fund does not hold lululemon athletica Inc., anymore.

Total Return Based on a $10,000  Investment

	Class II	Russell 1000® Index	Russell 1000® Growth Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$10,313	$10,091	$10,567
Dec 16	$10,518	$11,303	$11,315
Dec 17	$13,661	$13,754	$14,733
Dec 18	$13,203	$13,099	$14,511
Dec 19	$17,193	$17,197	$19,792
Dec 20	$22,336	$20,772	$27,409
Dec 21	$31,242	$26,243	$34,974
Dec 22	$27,291	$21,224	$24,783
Dec 23	$36,840	$26,854	$35,360
Dec 24	$46,365	$33,436	$41,293

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	25.86%	21.95%	16.58%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell 1000® Growth Index	33.36%	18.96%	16.78%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	97.9%
Repurchase Agreements	4.3%
Other liabilities in excess of assets	-2.2%
Software	16.3%
Technology Hardware, Storage & Peripherals	10.6%
Semiconductors & Semiconductor Equipment	7.7%
Hotels, Restaurants & Leisure	7.7%
Interactive Media & Services	5.2%
Health Care Equipment & Supplies	3.8%
Commercial Services & Supplies	3.5%
Entertainment	3.5%
Health Care Providers & Services	3.2%
Broadline Retail	3.0%
Other IndustriesFootnote Reference#	35.5%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$434,572,356
Number of Portfolio Holdings	261
Portfolio Turnover Rate	100.08%
Advisory Fees - net of reimbursement & waiver, if any	$1,527,487

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1.  Effective January 1, 2024, the management fee changed from 0.65% to 0.40% on assets up to $1 billion and 0.60%  to 0.35 % on assets of $1 billion and more.

2. Effective January 1, 2024, the expense limitation rate changed from 0.66% to 0.45%.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Jacobs Levy Large Cap Growth Fund

Annual Shareholder Report - December 31, 2024

AR-LCG-II (12-24)

NVIT Loomis Short Term Bond Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$55	0.54%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

While yields increased in 2024, it was a productive time for fixed income spreads.  High quality markets like agency mortgages, commercial mortgage-backed securities (“MBS”) and asset-backed securities all experienced declining spreads during the year.  Corporate bonds, the riskiest asset class in the portfolio, also experienced shrinking spreads during the year.  Agency mortgages, as observed by the Bloomberg US MBS Fixed Rate Index, declined in spread from 47 basis points (“bps”) to 43 bps.  The Bloomberg CMBS Index saw spreads decline from 126 bps to 80 bps and the Bloomberg ABS Index noted spreads falling from 68 bps to 44 bps.  The Bloomberg Corporate Index spread fell from 99 bps to 80 bps.

The Fund’s performance relative to the benchmark was positively impacted by allocation decisions to a large extent, followed by issue selection. Corporate bond exposure provided the biggest benefit to performance due to the overweight while spreads narrowed in addition to positive issue selection across a number of corporate industries. Non-investment grade corporate bond exposure also contributed to performance. Securitized exposures contributed to performance due to an overweight position and positive issue selection.  Auto Asset-Backed Securites and Commercial Mortgage-Backed Securities both contributed to results during the period. Issue selection in United States Treasurys was also additive to performance.

Duration continues to be managed in line with the benchmark and while yields increased during the period the portfolio had a small but negative attribution effect from duration and yield curve exposure. Security selection in securitized credit slightly detracted from performance.

Total Return Based on a $10,000  Investment

	Class I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,992	$10,055	$10,065
Dec 16	$10,266	$10,321	$10,194
Dec 17	$10,466	$10,687	$10,279
Dec 18	$10,569	$10,688	$10,444
Dec 19	$11,027	$11,620	$10,865
Dec 20	$11,380	$12,493	$11,227
Dec 21	$11,330	$12,300	$11,174
Dec 22	$10,719	$10,700	$10,762
Dec 23	$11,357	$11,292	$11,258
Dec 24	$11,964	$11,433	$11,748

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	5.35%	1.65%	1.81%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Credit Bond 1-3 Year Index	4.36%	1.58%	1.63%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bond	41.3%
Asset-Backed Security	32.2%
U.S. Treasury Obligation	21.1%
Repurchase Agreement	6.4%
Commercial Mortgage-Backed Security	2.5%
Mortgage-Backed Security	1.6%
Other liabilities in excess of assets	-5.1%
Banks	8.0%
Capital Markets	3.7%
Insurance	3.3%
Oil, Gas & Consumable Fuels	2.8%
Financial Services	2.0%
Electric Utilities	2.0%
Consumer Finance	2.0%
Multi-Utilities	1.4%
Health Care Providers & Services	1.1%
Automobiles	1.1%
Other IndustriesFootnote Reference#	72.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,181,635,446
Number of Portfolio Holdings	415
Portfolio Turnover Rate	248.47%
Advisory Fees - net of reimbursement & waiver, if any	$4,114,659

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Short Term Bond Fund

Annual Shareholder Report - December 31, 2024

AR-STB-I (12-24)

NVIT Loomis Short Term Bond Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$81	0.79%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

While yields increased in 2024, it was a productive time for fixed income spreads.  High quality markets like agency mortgages, commercial mortgage-backed securities (“MBS”) and asset-backed securities all experienced declining spreads during the year.  Corporate bonds, the riskiest asset class in the portfolio, also experienced shrinking spreads during the year.  Agency mortgages, as observed by the Bloomberg US MBS Fixed Rate Index, declined in spread from 47 basis points (“bps”) to 43 bps.  The Bloomberg CMBS Index saw spreads decline from 126 bps to 80 bps and the Bloomberg ABS Index noted spreads falling from 68 bps to 44 bps.  The Bloomberg Corporate Index spread fell from 99 bps to 80 bps.

The Fund’s performance relative to the benchmark was positively impacted by allocation decisions to a large extent, followed by issue selection. Corporate bond exposure provided the biggest benefit to performance due to the overweight while spreads narrowed in addition to positive issue selection across a number of corporate industries. Non-investment grade corporate bond exposure also contributed to performance. Securitized exposures contributed to performance due to an overweight position and positive issue selection.  Auto Asset-Backed Securites and Commercial Mortgage-Backed Securities both contributed to results during the period. Issue selection in United States Treasurys was also additive to performance.

Duration continues to be managed in line with the benchmark and while yields increased during the period the portfolio had a small but negative attribution effect from duration and yield curve exposure. Security selection in securitized credit slightly detracted from performance.

Total Return Based on a $10,000  Investment

	Class II	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,966	$10,055	$10,065
Dec 16	$10,214	$10,321	$10,194
Dec 17	$10,376	$10,687	$10,279
Dec 18	$10,461	$10,688	$10,444
Dec 19	$10,888	$11,620	$10,865
Dec 20	$11,197	$12,493	$11,227
Dec 21	$11,131	$12,300	$11,174
Dec 22	$10,500	$10,700	$10,762
Dec 23	$11,097	$11,292	$11,258
Dec 24	$11,658	$11,433	$11,748

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	5.06%	1.38%	1.55%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Credit Bond 1-3 Year Index	4.36%	1.58%	1.63%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bond	41.3%
Asset-Backed Security	32.2%
U.S. Treasury Obligation	21.1%
Repurchase Agreement	6.4%
Commercial Mortgage-Backed Security	2.5%
Mortgage-Backed Security	1.6%
Other liabilities in excess of assets	-5.1%
Banks	8.0%
Capital Markets	3.7%
Insurance	3.3%
Oil, Gas & Consumable Fuels	2.8%
Financial Services	2.0%
Electric Utilities	2.0%
Consumer Finance	2.0%
Multi-Utilities	1.4%
Health Care Providers & Services	1.1%
Automobiles	1.1%
Other IndustriesFootnote Reference#	72.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,181,635,446
Number of Portfolio Holdings	415
Portfolio Turnover Rate	248.47%
Advisory Fees - net of reimbursement & waiver, if any	$4,114,659

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Short Term Bond Fund

Annual Shareholder Report - December 31, 2024

AR-STB-II (12-24)

NVIT Loomis Short Term Bond Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Loomis Short Term Bond Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$40	0.39%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

While yields increased in 2024, it was a productive time for fixed income spreads.  High quality markets like agency mortgages, commercial mortgage-backed securities (“MBS”) and asset-backed securities all experienced declining spreads during the year.  Corporate bonds, the riskiest asset class in the portfolio, also experienced shrinking spreads during the year.  Agency mortgages, as observed by the Bloomberg US MBS Fixed Rate Index, declined in spread from 47 basis points (“bps”) to 43 bps.  The Bloomberg CMBS Index saw spreads decline from 126 bps to 80 bps and the Bloomberg ABS Index noted spreads falling from 68 bps to 44 bps.  The Bloomberg Corporate Index spread fell from 99 bps to 80 bps.

The Fund’s performance relative to the benchmark was positively impacted by allocation decisions to a large extent, followed by issue selection. Corporate bond exposure provided the biggest benefit to performance due to the overweight while spreads narrowed in addition to positive issue selection across a number of corporate industries. Non-investment grade corporate bond exposure also contributed to performance. Securitized exposures contributed to performance due to an overweight position and positive issue selection.  Auto Asset-Backed Securites and Commercial Mortgage-Backed Securities both contributed to results during the period. Issue selection in United States Treasurys was also additive to performance.

Duration continues to be managed in line with the benchmark and while yields increased during the period the portfolio had a small but negative attribution effect from duration and yield curve exposure. Security selection in securitized credit slightly detracted from performance.

Total Return Based on a $10,000  Investment

	Class Y	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government/Credit Bond 1-3 Year Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$10,006	$10,055	$10,065
Dec 16	$10,303	$10,321	$10,194
Dec 17	$10,517	$10,687	$10,279
Dec 18	$10,633	$10,688	$10,444
Dec 19	$11,109	$11,620	$10,865
Dec 20	$11,478	$12,493	$11,227
Dec 21	$11,456	$12,300	$11,174
Dec 22	$10,846	$10,700	$10,762
Dec 23	$11,509	$11,292	$11,258
Dec 24	$12,140	$11,433	$11,748

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	5.49%	1.79%	1.96%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Bloomberg U.S. Government/Credit Bond 1-3 Year Index	4.36%	1.58%	1.63%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Corporate Bond	41.3%
Asset-Backed Security	32.2%
U.S. Treasury Obligation	21.1%
Repurchase Agreement	6.4%
Commercial Mortgage-Backed Security	2.5%
Mortgage-Backed Security	1.6%
Other liabilities in excess of assets	-5.1%
Banks	8.0%
Capital Markets	3.7%
Insurance	3.3%
Oil, Gas & Consumable Fuels	2.8%
Financial Services	2.0%
Electric Utilities	2.0%
Consumer Finance	2.0%
Multi-Utilities	1.4%
Health Care Providers & Services	1.1%
Automobiles	1.1%
Other IndustriesFootnote Reference#	72.6%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,181,635,446
Number of Portfolio Holdings	415
Portfolio Turnover Rate	248.47%
Advisory Fees - net of reimbursement & waiver, if any	$4,114,659

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Loomis Short Term Bond Fund

Annual Shareholder Report - December 31, 2024

AR-STB-Y (12-24)

NVIT Managed American Funds Asset Allocation Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Managed American Funds Asset Allocation Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$74	0.68%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg® U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities. Equity volatility, as measured by the proprietary algorithm, varied over the course of 2024. Broad market volatility (S&P 500®) ranged between approximately 12% and 23%.  However, there were two big spikes in volatility in August and December where the CBOE Volatility Index peaked at 38% and 28%, respectively.

The largest detractors to the Fund’s return were the American Funds The Bond Fund of America and the American Funds U.S. Government Securities Fund, which registered 1.51% and .99%, respectively. The Fund still holds these securities.

The American Funds American Balanced Fund, the American Funds Growth Fund, and the American Funds Washington Mutual Investors Fund returned 15.30%, 31.96%, and 19.40%, respectively, and were the largest relative contributors to the Fund’s returns for the period. The Fund still holds these securities.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts.  The overlay was a contributor for the time period.

Total Return Based on a $10,000  Investment

	Class II	S&P 500® Index	Blended Index	Bloomberg U.S. Aggregate Bond Index
Dec 14	$10,000	$10,000	$10,000	$10,000
Dec 15	$9,775	$10,138	$10,120	$10,055
Dec 16	$10,611	$11,351	$10,951	$10,321
Dec 17	$12,473	$13,828	$12,512	$10,687
Dec 18	$11,872	$13,223	$12,230	$10,688
Dec 19	$14,124	$17,386	$14,934	$11,620
Dec 20	$15,126	$20,586	$17,229	$12,493
Dec 21	$17,048	$26,496	$19,979	$12,300
Dec 22	$14,611	$21,697	$16,800	$10,700
Dec 23	$17,127	$27,402	$19,775	$11,292
Dec 24	$19,889	$34,257	$22,768	$11,433

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	16.13%	7.08%	7.12%
S&P 500® Index	25.02%	14.53%	13.10%
Blended IndexFootnote Reference1	15.13%	8.80%	8.57%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Footnote	Description
Footnote[1]	The Blended Index comprises 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index.

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	44.9%
Balanced Fund	28.7%
Fixed Income Fund	18.6%
Other assets in excess of liabilities	7.8%
American Balanced Fund, Class R6	31.1%
American Funds Growth Fund, Class 1	28.9%
American Funds Washington Mutual Investors Fund, Class 1	19.7%
Bond Fund of America (The), Class R6	15.2%
American Funds U.S. Government Securities Fund, Class 1	5.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$2,823,591,753
Number of Portfolio Holdings	9
Portfolio Turnover Rate	11.67%
Advisory Fees - net of reimbursement & waiver, if any	$4,190,813

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Managed American Funds Asset Allocation Fund

Annual Shareholder Report - December 31, 2024

AR-AM-MGAA-II (12-24)

NVIT Managed American Funds Growth-Income Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Managed American Funds Growth-Income Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$76	0.69%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Over the past year, the S&P 500® Index rose by approximately 25%, closing at 5,881 in December 2024. The Bloomberg® U.S. Aggregate Bond Index saw a slight increase of around 1.25% for the year. International markets experienced mixed results; non-US developed markets showed resilience and growth, particularly in the latter part of the year, supported by favorable monetary policies and improving economic indicators.  Meanwhile, emerging markets faced challenges from geopolitical tensions, fluctuating commodity prices, and a strong US dollar. Overall, despite global economic uncertainties, major indices showed resilience and growth. The target risk fund’s allocations to fixed income and international markets were headwinds as both trailed domestic equities. Equity volatility, as measured by the proprietary algorithm, varied over the course of 2024. Broad market volatility (S&P 500®) ranged between approximately 12% and 23%.  However, there were two big spikes in volatility in August and December where the CBOE Volatility Index peaked at 38% and 28%, respectively.

Within the Fund, most sectors added positive returns from communication services, information technology and consumer discretionary. Financials and utilities companies also saw returns surpassing those of the overall portfolio.

Conversely, holdings in materials posted negative overall returns. Holdings in health care and real estate shares, while still positive, contributed less on a relative basis to the Fund’s overall return.

In addition to the underlying funds, a volatility management process determines whether the Fund should increase or decrease equity exposure by buying or selling futures contracts.  The overlay was a detractor for the time period.

Total Return Based on a $10,000  Investment

	Class II	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,014	$10,138
Dec 16	$11,020	$11,351
Dec 17	$13,411	$13,828
Dec 18	$13,066	$13,223
Dec 19	$15,938	$17,386
Dec 20	$17,051	$20,586
Dec 21	$20,879	$26,496
Dec 22	$17,661	$21,697
Dec 23	$21,955	$27,402
Dec 24	$26,639	$34,257

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	21.33%	10.82%	10.29%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top Ten HoldingsFootnote Reference2

Equity Fund	96.1%
Other assets in excess of liabilities	3.9%
American Funds Growth-Income Fund, Class 1	100.0%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$749,057,116
Number of Portfolio Holdings	4
Portfolio Turnover Rate	7.15%
Advisory Fees - net of reimbursement & waiver, if any	$1,098,681

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Managed American Funds Growth-Income Fund

Annual Shareholder Report - December 31, 2024

AR-AM-MGI-II (12-24)

NVIT Mid Cap Index Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$43	0.40%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilizes a passive indexing approach which seeks to match the approximate performance of the S&P MidCap 400 Index®.

In Q1 2024, the domestic U.S. market finished with a positive return. This was driven by investor optimism around Artificial Intelligence (“AI”) development companies and strong earnings reports. Despite expectations of a rate cut, the Federal Reserve (“Fed”) held rates steady due to increased inflation and strong labor market data.

In Q2 2024, the market saw a negative return, largely because large-cap equities performed well while small-cap equities did not enjoy a similar rally. The Fed maintained interest rates amid mixed economic data, leading to dashed rate cut expectations.

In Q3 2024 started with optimism due to a weak Consumer Price Index print but was followed by concerns about economic slowdown and geopolitical risks, causing temporary market pullbacks. The Fed cut rates by 50 basis points, leading to a rebound in equity markets and several indices hitting new all-time highs.

In Q4 2024, the market experienced a modest return. The quarter was marked by a strong rally following Donald Trump’s reelection and subsequent Fed rate cuts. However, a revised projection for fewer rate cuts in 2025 led to a selloff in December as investors adjusted to expectations of persistent inflation.

Overall, the Fund experienced a volatile yet positive year, driven by developments in AI, Fed policies, and political events. The market’s performance underscored the interplay between economic indicators and investor sentiment.

Total Return Based on a $10,000  Investment

	Class I	Russell 3000® Index	S&P MidCap 400® Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,747	$10,048	$9,782
Dec 16	$11,724	$11,322	$11,811
Dec 17	$13,574	$13,714	$13,729
Dec 18	$12,029	$12,998	$12,208
Dec 19	$15,114	$17,013	$15,406
Dec 20	$17,096	$20,536	$17,511
Dec 21	$21,244	$25,784	$21,846
Dec 22	$18,398	$20,831	$18,993
Dec 23	$21,352	$26,239	$22,116
Dec 24	$24,233	$32,486	$25,196

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	13.49%	9.90%	9.25%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.0%
Repurchase Agreements	5.8%
Other liabilities in excess of assets	-4.8%
Banks	6.2%
Machinery	4.6%
Specialty Retail	4.5%
Insurance	4.3%
Oil, Gas & Consumable Fuels	3.7%
Capital Markets	3.6%
Software	3.5%
Hotels, Restaurants & Leisure	3.2%
Electronic Equipment, Instruments & Components	2.9%
Biotechnology	2.7%
Other IndustriesFootnote Reference#	60.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,221,651,839
Number of Portfolio Holdings	410
Portfolio Turnover Rate	18.09%
Advisory Fees - net of reimbursement & waiver, if any	$2,478,501

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Mid Cap Index Fund

Annual Shareholder Report - December 31, 2024

AR-MCX-I (12-24)

NVIT Mid Cap Index Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$66	0.62%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilizes a passive indexing approach which seeks to match the approximate performance of the S&P MidCap 400 Index®.

In Q1 2024, the domestic U.S. market finished with a positive return. This was driven by investor optimism around Artificial Intelligence (“AI”) development companies and strong earnings reports. Despite expectations of a rate cut, the Federal Reserve (“Fed”) held rates steady due to increased inflation and strong labor market data.

In Q2 2024, the market saw a negative return, largely because large-cap equities performed well while small-cap equities did not enjoy a similar rally. The Fed maintained interest rates amid mixed economic data, leading to dashed rate cut expectations.

In Q3 2024 started with optimism due to a weak Consumer Price Index print but was followed by concerns about economic slowdown and geopolitical risks, causing temporary market pullbacks. The Fed cut rates by 50 basis points, leading to a rebound in equity markets and several indices hitting new all-time highs.

In Q4 2024, the market experienced a modest return. The quarter was marked by a strong rally following Donald Trump’s reelection and subsequent Fed rate cuts. However, a revised projection for fewer rate cuts in 2025 led to a selloff in December as investors adjusted to expectations of persistent inflation.

Overall, the Fund experienced a volatile yet positive year, driven by developments in AI, Fed policies, and political events. The market’s performance underscored the interplay between economic indicators and investor sentiment.

Total Return Based on a $10,000  Investment

	Class II	Russell 3000® Index	S&P MidCap 400® Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,723	$10,048	$9,782
Dec 16	$11,669	$11,322	$11,811
Dec 17	$13,486	$13,714	$13,729
Dec 18	$11,926	$12,998	$12,208
Dec 19	$14,957	$17,013	$15,406
Dec 20	$16,876	$20,536	$17,511
Dec 21	$20,927	$25,784	$21,846
Dec 22	$18,091	$20,831	$18,993
Dec 23	$20,952	$26,239	$22,116
Dec 24	$23,728	$32,486	$25,196

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	13.25%	9.67%	9.03%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.0%
Repurchase Agreements	5.8%
Other liabilities in excess of assets	-4.8%
Banks	6.2%
Machinery	4.6%
Specialty Retail	4.5%
Insurance	4.3%
Oil, Gas & Consumable Fuels	3.7%
Capital Markets	3.6%
Software	3.5%
Hotels, Restaurants & Leisure	3.2%
Electronic Equipment, Instruments & Components	2.9%
Biotechnology	2.7%
Other IndustriesFootnote Reference#	60.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,221,651,839
Number of Portfolio Holdings	410
Portfolio Turnover Rate	18.09%
Advisory Fees - net of reimbursement & waiver, if any	$2,478,501

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Mid Cap Index Fund

Annual Shareholder Report - December 31, 2024

AR-MCX-II (12-24)

NVIT Mid Cap Index Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Mid Cap Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$27	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilizes a passive indexing approach which seeks to match the approximate performance of the S&P MidCap 400 Index®.

In Q1 2024, the domestic U.S. market finished with a positive return. This was driven by investor optimism around Artificial Intelligence (“AI”) development companies and strong earnings reports. Despite expectations of a rate cut, the Federal Reserve (“Fed”) held rates steady due to increased inflation and strong labor market data.

In Q2 2024, the market saw a negative return, largely because large-cap equities performed well while small-cap equities did not enjoy a similar rally. The Fed maintained interest rates amid mixed economic data, leading to dashed rate cut expectations.

In Q3 2024 started with optimism due to a weak Consumer Price Index print but was followed by concerns about economic slowdown and geopolitical risks, causing temporary market pullbacks. The Fed cut rates by 50 basis points, leading to a rebound in equity markets and several indices hitting new all-time highs.

In Q4 2024, the market experienced a modest return. The quarter was marked by a strong rally following Donald Trump’s reelection and subsequent Fed rate cuts. However, a revised projection for fewer rate cuts in 2025 led to a selloff in December as investors adjusted to expectations of persistent inflation.

Overall, the Fund experienced a volatile yet positive year, driven by developments in AI, Fed policies, and political events. The market’s performance underscored the interplay between economic indicators and investor sentiment.

Total Return Based on a $10,000  Investment

	Class Y	Russell 3000® Index	S&P MidCap 400® Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,757	$10,048	$9,782
Dec 16	$11,754	$11,322	$11,811
Dec 17	$13,631	$13,714	$13,729
Dec 18	$12,093	$12,998	$12,208
Dec 19	$15,224	$17,013	$15,406
Dec 20	$17,246	$20,536	$17,511
Dec 21	$21,460	$25,784	$21,846
Dec 22	$18,612	$20,831	$18,993
Dec 23	$21,633	$26,239	$22,116
Dec 24	$24,586	$32,486	$25,196

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	13.65%	10.06%	9.41%
Russell 3000® Index	23.81%	13.86%	12.55%
S&P MidCap 400® Index	13.93%	10.34%	9.68%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.0%
Repurchase Agreements	5.8%
Other liabilities in excess of assets	-4.8%
Banks	6.2%
Machinery	4.6%
Specialty Retail	4.5%
Insurance	4.3%
Oil, Gas & Consumable Fuels	3.7%
Capital Markets	3.6%
Software	3.5%
Hotels, Restaurants & Leisure	3.2%
Electronic Equipment, Instruments & Components	2.9%
Biotechnology	2.7%
Other IndustriesFootnote Reference#	60.8%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,221,651,839
Number of Portfolio Holdings	410
Portfolio Turnover Rate	18.09%
Advisory Fees - net of reimbursement & waiver, if any	$2,478,501

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Mid Cap Index Fund

Annual Shareholder Report - December 31, 2024

AR-MCX-Y (12-24)

NVIT Multi-Manager Small Cap Value Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$109	1.06%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

From an allocation perspective, being underweight Financials along with an overweight to Health Care detracted from relative performance. Shifting to stock selection, Consumer Staples was the largest detractor for the period, where Grocery Outlet Holdings (GO) and Interparfums (IPAR) were both key detractors within the sector. Technology and Financials were also key detractors vis-à-vis stock selection.

Looking at the contributors for the period, from an allocation perspective, the Fund’s overweight to Industrials and its avoidance of Energy were both key contributors to performance. Selection within the Consumer Discretionary sector was by far the largest contributor to  Fund performance during the period, led by Dorman Products (DORM), Ollie’s Bargain Outlet Holdings (OLLI), and Boot Barn Holdings (BOOT). Picks in Health Care and Real Estate also helped performance.

From a sector allocation perspective, overweights to Financials and Consumer Staples, and an underweight to Health Care helped, while overweights to Consumer Discretionary, and an underweight to Communication Services hurt.

Security selection in Financials, Utilities, and Industrials contributed positively to performance, although security selection in Consumer Discretionary, Materials, and Real Estate detracted.

Total Return Based on a $10,000  Investment

	Class I	Russell 3000® Index	Russell 2000® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,398	$10,048	$9,253
Dec 16	$11,835	$11,322	$12,190
Dec 17	$12,907	$13,714	$13,146
Dec 18	$10,719	$12,998	$11,455
Dec 19	$12,756	$17,013	$14,020
Dec 20	$13,413	$20,536	$14,669
Dec 21	$17,711	$25,784	$18,816
Dec 22	$15,424	$20,831	$16,091
Dec 23	$18,115	$26,239	$18,449
Dec 24	$19,298	$32,486	$19,766

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	6.53%	8.63%	6.80%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-4.7%
Banks	9.7%
Health Care Providers & Services	6.3%
Insurance	6.0%
Chemicals	4.3%
Building Products	4.3%
Professional Services	3.6%
Specialty Retail	3.4%
Software	3.3%
Biotechnology	3.0%
Household Durables	2.9%
Other IndustriesFootnote Reference#	53.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$207,021,446
Number of Portfolio Holdings	378
Portfolio Turnover Rate	40.66%
Advisory Fees - net of reimbursement & waiver, if any	$1,755,887

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Cap Value Fund

Annual Shareholder Report - December 31, 2024

AR-MM-SCV-I (12-24)

NVIT Multi-Manager Small Cap Value Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$135	1.31%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

From an allocation perspective, being underweight Financials along with an overweight to Health Care detracted from relative performance. Shifting to stock selection, Consumer Staples was the largest detractor for the period, where Grocery Outlet Holdings (GO) and Interparfums (IPAR) were both key detractors within the sector. Technology and Financials were also key detractors vis-à-vis stock selection.

Looking at the contributors for the period, from an allocation perspective, the Fund’s overweight to Industrials and its avoidance of Energy were both key contributors to performance. Selection within the Consumer Discretionary sector was by far the largest contributor to  Fund performance during the period, led by Dorman Products (DORM), Ollie’s Bargain Outlet Holdings (OLLI), and Boot Barn Holdings (BOOT). Picks in Health Care and Real Estate also helped performance.

From a sector allocation perspective, overweights to Financials and Consumer Staples, and an underweight to Health Care helped, while overweights to Consumer Discretionary, and an underweight to Communication Services hurt.

Security selection in Financials, Utilities, and Industrials contributed positively to performance, although security selection in Consumer Discretionary, Materials, and Real Estate detracted.

Total Return Based on a $10,000  Investment

	Class II	Russell 3000® Index	Russell 2000® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,371	$10,048	$9,253
Dec 16	$11,771	$11,322	$12,190
Dec 17	$12,802	$13,714	$13,146
Dec 18	$10,610	$12,998	$11,455
Dec 19	$12,593	$17,013	$14,020
Dec 20	$13,216	$20,536	$14,669
Dec 21	$17,390	$25,784	$18,816
Dec 22	$15,101	$20,831	$16,091
Dec 23	$17,691	$26,239	$18,449
Dec 24	$18,805	$32,486	$19,766

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	6.30%	8.35%	6.52%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-4.7%
Banks	9.7%
Health Care Providers & Services	6.3%
Insurance	6.0%
Chemicals	4.3%
Building Products	4.3%
Professional Services	3.6%
Specialty Retail	3.4%
Software	3.3%
Biotechnology	3.0%
Household Durables	2.9%
Other IndustriesFootnote Reference#	53.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$207,021,446
Number of Portfolio Holdings	378
Portfolio Turnover Rate	40.66%
Advisory Fees - net of reimbursement & waiver, if any	$1,755,887

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Cap Value Fund

Annual Shareholder Report - December 31, 2024

AR-MM-SCV-II (12-24)

NVIT Multi-Manager Small Cap Value Fund

Class IV

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Multi-Manager Small Cap Value Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$109	1.06%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

From an allocation perspective, being underweight Financials along with an overweight to Health Care detracted from relative performance. Shifting to stock selection, Consumer Staples was the largest detractor for the period, where Grocery Outlet Holdings (GO) and Interparfums (IPAR) were both key detractors within the sector. Technology and Financials were also key detractors vis-à-vis stock selection.

Looking at the contributors for the period, from an allocation perspective, the Fund’s overweight to Industrials and its avoidance of Energy were both key contributors to performance. Selection within the Consumer Discretionary sector was by far the largest contributor to  Fund performance during the period, led by Dorman Products (DORM), Ollie’s Bargain Outlet Holdings (OLLI), and Boot Barn Holdings (BOOT). Picks in Health Care and Real Estate also helped performance.

From a sector allocation perspective, overweights to Financials and Consumer Staples, and an underweight to Health Care helped, while overweights to Consumer Discretionary, and an underweight to Communication Services hurt.

Security selection in Financials, Utilities, and Industrials contributed positively to performance, although security selection in Consumer Discretionary, Materials, and Real Estate detracted.

Total Return Based on a $10,000  Investment

	Class IV	Russell 3000® Index	Russell 2000® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,390	$10,048	$9,253
Dec 16	$11,834	$11,322	$12,190
Dec 17	$12,907	$13,714	$13,146
Dec 18	$10,720	$12,998	$11,455
Dec 19	$12,757	$17,013	$14,020
Dec 20	$13,414	$20,536	$14,669
Dec 21	$17,697	$25,784	$18,816
Dec 22	$15,407	$20,831	$16,091
Dec 23	$18,117	$26,239	$18,449
Dec 24	$19,281	$32,486	$19,766

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	6.43%	8.61%	6.79%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Value Index	8.05%	7.29%	7.14%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.4%
Repurchase Agreements	6.3%
Other liabilities in excess of assets	-4.7%
Banks	9.7%
Health Care Providers & Services	6.3%
Insurance	6.0%
Chemicals	4.3%
Building Products	4.3%
Professional Services	3.6%
Specialty Retail	3.4%
Software	3.3%
Biotechnology	3.0%
Household Durables	2.9%
Other IndustriesFootnote Reference#	53.2%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$207,021,446
Number of Portfolio Holdings	378
Portfolio Turnover Rate	40.66%
Advisory Fees - net of reimbursement & waiver, if any	$1,755,887

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Cap Value Fund

Annual Shareholder Report - December 31, 2024

AR-MM-SCV-IV (12-24)

NVIT Multi-Manager Small Company Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$111	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Data suggested the U.S. Federal Reserve (the “Fed”) may have achieved its fabled soft landing, as strong consumer spending and low unemployment provided support. The Fed cut rates by 50 basis points (bps) during the 4th quarter, following a 50 bp cut in September. In addition, the post-election rally seemed to suggest increased business confidence in anticipation of a friendlier regulatory, tax, and M&A environment. The broad equity market rose almost 24% for the year, with large caps outpacing small and mid-caps, growth besting value, and dynamic stocks outperforming defensive stocks.

Financials, Industrials, and Utilities contributed positively to Fund performance, while Information Technology, Consumer Discretionary, and Real Estate detracted. Being underweight Health Care and overweights to Financials and Information Technology contributed, while overweights to Energy and Consumer Discretionary and an underweight to Consumer Staples detracted. Top individual contributors were Astera Labs, Comfort Systems USA, and Celestica, and top individual detractors were not owning Super Micro Computer and FTAI Aviation, and a position in Ironwood Pharmaceuticals.

Total Return Based on a $10,000  Investment

	Class I	Russell 3000® Index	Russell 2000® Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,837	$10,048	$9,559
Dec 16	$12,082	$11,322	$11,596
Dec 17	$13,712	$13,714	$13,295
Dec 18	$11,980	$12,998	$11,831
Dec 19	$15,052	$17,013	$14,850
Dec 20	$18,467	$20,536	$17,815
Dec 21	$24,162	$25,784	$20,455
Dec 22	$19,627	$20,831	$16,274
Dec 23	$22,373	$26,239	$19,029
Dec 24	$25,300	$32,486	$20,517

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	13.08%	10.94%	9.73%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.0%
Repurchase Agreements	4.6%
Other liabilities in excess of assets	-2.6%
Banks	10.8%
Software	7.5%
Biotechnology	5.1%
Insurance	4.3%
Capital Markets	3.5%
Household Durables	3.3%
Metals & Mining	3.2%
Specialty Retail	3.2%
Machinery	3.0%
Health Care Equipment & Supplies	2.8%
Other IndustriesFootnote Reference#	53.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$380,121,142
Number of Portfolio Holdings	453
Portfolio Turnover Rate	69.07%
Advisory Fees - net of reimbursement & waiver, if any	$2,976,706

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Effective March 11, 2024, the advisory fee waiver rate changed from 0.023% to 0.027% on all assets.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Company Fund

Annual Shareholder Report - December 31, 2024

AR-MM-SCO-I (12-24)

NVIT Multi-Manager Small Company Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$137	1.29%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Data suggested the U.S. Federal Reserve (the “Fed”) may have achieved its fabled soft landing, as strong consumer spending and low unemployment provided support. The Fed cut rates by 50 basis points (bps) during the 4th quarter, following a 50 bp cut in September. In addition, the post-election rally seemed to suggest increased business confidence in anticipation of a friendlier regulatory, tax, and M&A environment. The broad equity market rose almost 24% for the year, with large caps outpacing small and mid-caps, growth besting value, and dynamic stocks outperforming defensive stocks.

Financials, Industrials, and Utilities contributed positively to Fund performance, while Information Technology, Consumer Discretionary, and Real Estate detracted. Being underweight Health Care and overweights to Financials and Information Technology contributed, while overweights to Energy and Consumer Discretionary and an underweight to Consumer Staples detracted. Top individual contributors were Astera Labs, Comfort Systems USA, and Celestica, and top individual detractors were not owning Super Micro Computer and FTAI Aviation, and a position in Ironwood Pharmaceuticals.

Total Return Based on a $10,000  Investment

	Class II	Russell 3000® Index	Russell 2000® Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,811	$10,048	$9,559
Dec 16	$12,022	$11,322	$11,596
Dec 17	$13,609	$13,714	$13,295
Dec 18	$11,862	$12,998	$11,831
Dec 19	$14,870	$17,013	$14,850
Dec 20	$18,194	$20,536	$17,815
Dec 21	$23,745	$25,784	$20,455
Dec 22	$19,237	$20,831	$16,274
Dec 23	$21,871	$26,239	$19,029
Dec 24	$24,679	$32,486	$20,517

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	12.84%	10.66%	9.45%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.0%
Repurchase Agreements	4.6%
Other liabilities in excess of assets	-2.6%
Banks	10.8%
Software	7.5%
Biotechnology	5.1%
Insurance	4.3%
Capital Markets	3.5%
Household Durables	3.3%
Metals & Mining	3.2%
Specialty Retail	3.2%
Machinery	3.0%
Health Care Equipment & Supplies	2.8%
Other IndustriesFootnote Reference#	53.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$380,121,142
Number of Portfolio Holdings	453
Portfolio Turnover Rate	69.07%
Advisory Fees - net of reimbursement & waiver, if any	$2,976,706

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Effective March 11, 2024, the advisory fee waiver rate changed from 0.023% to 0.027% on all assets.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Company Fund

Annual Shareholder Report - December 31, 2024

AR-MM-SCO-II (12-24)

NVIT Multi-Manager Small Company Fund

Class IV

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Multi-Manager Small Company Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$111	1.04%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Data suggested the U.S. Federal Reserve (the “Fed”) may have achieved its fabled soft landing, as strong consumer spending and low unemployment provided support. The Fed cut rates by 50 basis points (bps) during the 4th quarter, following a 50 bp cut in September. In addition, the post-election rally seemed to suggest increased business confidence in anticipation of a friendlier regulatory, tax, and M&A environment. The broad equity market rose almost 24% for the year, with large caps outpacing small and mid-caps, growth besting value, and dynamic stocks outperforming defensive stocks.

Financials, Industrials, and Utilities contributed positively to Fund performance, while Information Technology, Consumer Discretionary, and Real Estate detracted. Being underweight Health Care and overweights to Financials and Information Technology contributed, while overweights to Energy and Consumer Discretionary and an underweight to Consumer Staples detracted. Top individual contributors were Astera Labs, Comfort Systems USA, and Celestica, and top individual detractors were not owning Super Micro Computer and FTAI Aviation, and a position in Ironwood Pharmaceuticals.

Total Return Based on a $10,000  Investment

	Class IV	Russell 3000® Index	Russell 2000® Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,837	$10,048	$9,559
Dec 16	$12,078	$11,322	$11,596
Dec 17	$13,709	$13,714	$13,295
Dec 18	$11,976	$12,998	$11,831
Dec 19	$15,052	$17,013	$14,850
Dec 20	$18,472	$20,536	$17,815
Dec 21	$24,155	$25,784	$20,455
Dec 22	$19,624	$20,831	$16,274
Dec 23	$22,364	$26,239	$19,029
Dec 24	$25,297	$32,486	$20,517

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	13.12%	10.94%	9.73%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.0%
Repurchase Agreements	4.6%
Other liabilities in excess of assets	-2.6%
Banks	10.8%
Software	7.5%
Biotechnology	5.1%
Insurance	4.3%
Capital Markets	3.5%
Household Durables	3.3%
Metals & Mining	3.2%
Specialty Retail	3.2%
Machinery	3.0%
Health Care Equipment & Supplies	2.8%
Other IndustriesFootnote Reference#	53.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$380,121,142
Number of Portfolio Holdings	453
Portfolio Turnover Rate	69.07%
Advisory Fees - net of reimbursement & waiver, if any	$2,976,706

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Effective March 11, 2024, the advisory fee waiver rate changed from 0.023% to 0.027% on all assets.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Multi-Manager Small Company Fund

Annual Shareholder Report - December 31, 2024

AR-MM-SCO-IV (12-24)

NVIT NS Partners International Focused Growth Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT NS Partners International Focused Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$97	0.98%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Equity markets in 2024 were characterized by significant volatility driven by a confluence of political, economic, and monetary developments. Globally, several incumbent governments faced electoral defeats, as public dissatisfaction with inflationary pressures and sluggish economic recoveries fuelled political upheaval.  The Dollar Index appeared to be normalizing from a higher level before sniffing out a Trump election victory ahead of time; protectionism, tariffs and higher rates are the current order of the day.  Higher interest rate expectations during the year have been a headwind to performance.

At a sector level Financials dominated, with banks and P&C insurance leading.  Hong Kong Life Insurance and American International Assurance performed poorly overall, unable to hold strong gains posted in September following President Xi’s pledge to ‘stop the property decline’.  The Fund was underweight in the sector which held back performance.  Other rate sensitive names which detracted from performance included Swiss materials play Sika and Spanish towers operator Cellnex.  Monetary data continues to suggest weaker global growth in H1 2025 with favorable inflation news and softer labor market data expected to support faster policy easing.

Information Technology contributed positively as specific Artificial Intelligence winners performed well, Advantest in Japan, SAP in Germany and Xero in Australia all posted strong gains.  At a sector level European and Japanese technology stocks are struggling to keep up with their large United States peers, however opportunity remains as chip complexity increases.  Data center play Goodman Group also performed well as strong demand for sites from the hyperscales continues.

Consumer Staples performed poorly as the consumer pushed back on excessive price rises from the previous years.  Healthcare was also weak, being dragged down in Quarter 4 by disappointing trial data from Index heavyweight Novo Nordisk in Denmark.  Overweight in these sectors contributed negatively.

Total Return Based on a $10,000  Investment

	Class I	MSCI EAFE® Index	MSCI EAFE® Growth Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,951	$9,919	$10,409
Dec 16	$9,740	$10,018	$10,093
Dec 17	$12,250	$12,526	$13,005
Dec 18	$10,234	$10,798	$11,337
Dec 19	$13,626	$13,175	$14,500
Dec 20	$20,582	$14,205	$17,152
Dec 21	$20,359	$15,805	$19,081
Dec 22	$12,638	$13,521	$14,702
Dec 23	$14,618	$15,987	$17,287
Dec 24	$14,421	$16,598	$17,641

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	-1.35%	1.14%	3.73%
MSCI EAFE® Index	3.82%	4.73%	5.20%
MSCI EAFE® Growth Index	2.05%	4.00%	5.84%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	99.1%
Repurchase Agreements	2.8%
Other liabilities in excess of assets	-1.9%
Japan	20.8%
Germany	10.7%
Netherlands	10.4%
France	10.0%
United Kingdom	9.7%
United States	8.5%
Switzerland	7.3%
Australia	4.7%
Denmark	4.3%
Hong Kong	3.5%
Other CountriesFootnote Reference#	10.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$191,555,165
Number of Portfolio Holdings	47
Portfolio Turnover Rate	46.95%
Advisory Fees - net of reimbursement & waiver, if any	$1,579,753

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT NS Partners International Focused Growth Fund

Annual Shareholder Report - December 31, 2024

AR-IFG-I (12-24)

NVIT NS Partners International Focused Growth Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT NS Partners International Focused Growth Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$121	1.23%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

Equity markets in 2024 were characterized by significant volatility driven by a confluence of political, economic, and monetary developments. Globally, several incumbent governments faced electoral defeats, as public dissatisfaction with inflationary pressures and sluggish economic recoveries fuelled political upheaval.  The Dollar Index appeared to be normalizing from a higher level before sniffing out a Trump election victory ahead of time; protectionism, tariffs and higher rates are the current order of the day.  Higher interest rate expectations during the year have been a headwind to performance.

At a sector level Financials dominated, with banks and P&C insurance leading.  Hong Kong Life Insurance and American International Assurance performed poorly overall, unable to hold strong gains posted in September following President Xi’s pledge to ‘stop the property decline’.  The Fund was underweight in the sector which held back performance.  Other rate sensitive names which detracted from performance included Swiss materials play Sika and Spanish towers operator Cellnex.  Monetary data continues to suggest weaker global growth in H1 2025 with favorable inflation news and softer labor market data expected to support faster policy easing.

Information Technology contributed positively as specific Artificial Intelligence winners performed well, Advantest in Japan, SAP in Germany and Xero in Australia all posted strong gains.  At a sector level European and Japanese technology stocks are struggling to keep up with their large United States peers, however opportunity remains as chip complexity increases.  Data center play Goodman Group also performed well as strong demand for sites from the hyperscales continues.

Consumer Staples performed poorly as the consumer pushed back on excessive price rises from the previous years.  Healthcare was also weak, being dragged down in Quarter 4 by disappointing trial data from Index heavyweight Novo Nordisk in Denmark.  Overweight in these sectors contributed negatively.

Total Return Based on a $10,000  Investment

	Class II	MSCI EAFE® Index	MSCI EAFE® Growth Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,935	$9,919	$10,409
Dec 16	$9,689	$10,018	$10,093
Dec 17	$12,163	$12,526	$13,005
Dec 18	$10,136	$10,798	$11,337
Dec 19	$13,464	$13,175	$14,500
Dec 20	$20,298	$14,205	$17,152
Dec 21	$20,011	$15,805	$19,081
Dec 22	$12,390	$13,521	$14,702
Dec 23	$14,315	$15,987	$17,287
Dec 24	$14,069	$16,598	$17,641

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	-1.72%	0.88%	3.47%
MSCI EAFE® Index	3.82%	4.73%	5.20%
MSCI EAFE® Growth Index	2.05%	4.00%	5.84%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top CountriesFootnote Reference2

Common Stocks	99.1%
Repurchase Agreements	2.8%
Other liabilities in excess of assets	-1.9%
Japan	20.8%
Germany	10.7%
Netherlands	10.4%
France	10.0%
United Kingdom	9.7%
United States	8.5%
Switzerland	7.3%
Australia	4.7%
Denmark	4.3%
Hong Kong	3.5%
Other CountriesFootnote Reference#	10.1%
Footnote	Description
Footnote#	For purposes of listing top countries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$191,555,165
Number of Portfolio Holdings	47
Portfolio Turnover Rate	46.95%
Advisory Fees - net of reimbursement & waiver, if any	$1,579,753

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT NS Partners International Focused Growth Fund

Annual Shareholder Report - December 31, 2024

AR-IFG-II (12-24)

NVIT Real Estate Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Real Estate Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$88	0.83%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

United States (U.S.) equities rose over the twelve-month period ending December 31, 2024, driven by the performance of a select group of Artificial Intelligence related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.

The Fund’s performance was  positively impacted by strong selection within Office, Healthcare Real Estate, and Lodging. This was partially offset by weak selection in Warehouse/Logistics, Self-Storage Facilities, and Diversified.

Top contributors to relative performance during the period included overweight positions in American Healthcare REIT (Healthcare Real Estate), SL Green Realty (Office), and Iron Mountain (Real Estate Technology).

Top detractors from relative returns during the period included an underweight position in Digital Realty Trust (Real Estate Technology), an out-of-benchmark position in Lineage (Warehouse/Logistics), and an overweight position in Plymouth Industrial (Warehouse/Logistics).

Total Return Based on a $10,000  Investment

	Class I	Russell 1000® Index	Dow Jones U.S. Select Real Estate Securities Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,464	$10,091	$10,446
Dec 16	$10,160	$11,303	$11,141
Dec 17	$10,820	$13,754	$11,560
Dec 18	$10,395	$13,099	$11,072
Dec 19	$13,587	$17,197	$13,629
Dec 20	$12,855	$20,772	$12,103
Dec 21	$18,865	$26,243	$17,659
Dec 22	$13,485	$21,224	$13,063
Dec 23	$15,221	$26,854	$14,895
Dec 24	$16,853	$33,436	$15,621

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	10.72%	4.40%	5.36%
Russell 1000® Index	24.51%	14.28%	12.87%
Dow Jones U.S. Select Real Estate Securities Index	8.02%	3.37%	4.87%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.1%
Other assets in excess of liabilities	1.9%
Specialized REITs	23.4%
Residential REITs	18.5%
Retail REITs	17.8%
Health Care REITs	13.4%
Industrial REITs	9.8%
Diversified REITs	6.1%
Office REITs	4.8%
Hotels, Restaurants & Leisure	3.3%
Hotel & Resort REITs	1.3%
Health Care Providers & Services	1.1%
Other Industries	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$214,203,251
Number of Portfolio Holdings	35
Portfolio Turnover Rate	70.65%
Advisory Fees - net of reimbursement & waiver, if any	$1,302,353

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Real Estate Fund

Annual Shareholder Report - December 31, 2024

AR-RE-I (12-24)

NVIT Real Estate Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Real Estate Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$114	1.08%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

United States (U.S.) equities rose over the twelve-month period ending December 31, 2024, driven by the performance of a select group of Artificial Intelligence related, mega-cap technology companies. Moderating inflationary pressures and a cooling labor market led the U.S. Federal Reserve (Fed) to begin easing monetary policy in September, delivering its first rate cut in four years. Subsequently, in the fourth quarter, the Fed cut interest rates twice before signaling a slower pace of cuts in 2025 amid concerns of reaccelerating inflation. In November, Donald Trump won the presidential election, paving the way for major policy initiatives, including a protectionist trade agenda.

The Fund’s performance was  positively impacted by strong selection within Office, Healthcare Real Estate, and Lodging. This was partially offset by weak selection in Warehouse/Logistics, Self-Storage Facilities, and Diversified.

Top contributors to relative performance during the period included overweight positions in American Healthcare REIT (Healthcare Real Estate), SL Green Realty (Office), and Iron Mountain (Real Estate Technology).

Top detractors from relative returns during the period included an underweight position in Digital Realty Trust (Real Estate Technology), an out-of-benchmark position in Lineage (Warehouse/Logistics), and an overweight position in Plymouth Industrial (Warehouse/Logistics).

Total Return Based on a $10,000  Investment

	Class II	Russell 1000® Index	Dow Jones U.S. Select Real Estate Securities Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,434	$10,091	$10,446
Dec 16	$10,111	$11,303	$11,141
Dec 17	$10,732	$13,754	$11,560
Dec 18	$10,297	$13,099	$11,072
Dec 19	$13,431	$17,197	$13,629
Dec 20	$12,666	$20,772	$12,103
Dec 21	$18,534	$26,243	$17,659
Dec 22	$13,212	$21,224	$13,063
Dec 23	$14,882	$26,854	$14,895
Dec 24	$16,443	$33,436	$15,621

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	10.49%	4.13%	5.10%
Russell 1000® Index	24.51%	14.28%	12.87%
Dow Jones U.S. Select Real Estate Securities Index	8.02%	3.37%	4.87%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.1%
Other assets in excess of liabilities	1.9%
Specialized REITs	23.4%
Residential REITs	18.5%
Retail REITs	17.8%
Health Care REITs	13.4%
Industrial REITs	9.8%
Diversified REITs	6.1%
Office REITs	4.8%
Hotels, Restaurants & Leisure	3.3%
Hotel & Resort REITs	1.3%
Health Care Providers & Services	1.1%
Other Industries	0.5%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$214,203,251
Number of Portfolio Holdings	35
Portfolio Turnover Rate	70.65%
Advisory Fees - net of reimbursement & waiver, if any	$1,302,353

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Real Estate Fund

Annual Shareholder Report - December 31, 2024

AR-RE-II (12-24)

NVIT S&P 500 Index Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$27	0.24%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilizes a passive indexing approach which seeks to match the approximate performance of the S&P 500® Index.

In 2024, the U.S. equity market experienced significant growth, driven by investor optimism in Artificial Intelligence related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.

Large-cap equities continued to perform well into the second quarter. The Consumer Price Index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.

The third quarter saw a mix of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points (“bps”) in September, boosting equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump's reelection, benefiting sectors aligned with his economic agenda. The Federal Open Markert Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November.

Total Return Based on a $10,000  Investment

	Class I	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,116	$10,138
Dec 16	$11,296	$11,351
Dec 17	$13,728	$13,828
Dec 18	$13,094	$13,223
Dec 19	$17,174	$17,386
Dec 20	$20,298	$20,586
Dec 21	$26,057	$26,496
Dec 22	$21,284	$21,697
Dec 23	$26,809	$27,402
Dec 24	$33,448	$34,257

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	24.76%	14.26%	12.83%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.8%
Repurchase Agreements	1.1%
Other assets in excess of liabilities	0.1%
Semiconductors & Semiconductor Equipment	11.4%
Software	10.3%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	6.6%
Financial Services	4.4%
Broadline Retail	4.1%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.9%
Other IndustriesFootnote Reference#	42.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$4,259,753,080
Number of Portfolio Holdings	509
Portfolio Turnover Rate	1.53%
Advisory Fees - net of reimbursement & waiver, if any	$4,209,479

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT S&P 500 Index Fund

Annual Shareholder Report - December 31, 2024

AR-SPX-I (12-24)

NVIT S&P 500 Index Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$55	0.49%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilizes a passive indexing approach which seeks to match the approximate performance of the S&P 500® Index.

In 2024, the U.S. equity market experienced significant growth, driven by investor optimism in Artificial Intelligence related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.

Large-cap equities continued to perform well into the second quarter. The Consumer Price Index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.

The third quarter saw a mix of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points (“bps”) in September, boosting equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump's reelection, benefiting sectors aligned with his economic agenda. The Federal Open Markert Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November.

Total Return Based on a $10,000  Investment

	Class II	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,094	$10,138
Dec 16	$11,245	$11,351
Dec 17	$13,631	$13,828
Dec 18	$12,967	$13,223
Dec 19	$16,966	$17,386
Dec 20	$19,994	$20,586
Dec 21	$25,611	$26,496
Dec 22	$20,857	$21,697
Dec 23	$26,238	$27,402
Dec 24	$32,625	$34,257

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	24.34%	13.97%	12.55%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.8%
Repurchase Agreements	1.1%
Other assets in excess of liabilities	0.1%
Semiconductors & Semiconductor Equipment	11.4%
Software	10.3%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	6.6%
Financial Services	4.4%
Broadline Retail	4.1%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.9%
Other IndustriesFootnote Reference#	42.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$4,259,753,080
Number of Portfolio Holdings	509
Portfolio Turnover Rate	1.53%
Advisory Fees - net of reimbursement & waiver, if any	$4,209,479

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT S&P 500 Index Fund

Annual Shareholder Report - December 31, 2024

AR-SPX-II (12-24)

NVIT S&P 500 Index Fund

Class IV

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class IV	$29	0.26%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilizes a passive indexing approach which seeks to match the approximate performance of the S&P 500® Index.

In 2024, the U.S. equity market experienced significant growth, driven by investor optimism in Artificial Intelligence related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.

Large-cap equities continued to perform well into the second quarter. The Consumer Price Index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.

The third quarter saw a mix of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points (“bps”) in September, boosting equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump's reelection, benefiting sectors aligned with his economic agenda. The Federal Open Markert Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November.

Total Return Based on a $10,000  Investment

	Class IV	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,117	$10,138
Dec 16	$11,290	$11,351
Dec 17	$13,721	$13,828
Dec 18	$13,084	$13,223
Dec 19	$17,166	$17,386
Dec 20	$20,276	$20,586
Dec 21	$26,027	$26,496
Dec 22	$21,260	$21,697
Dec 23	$26,785	$27,402
Dec 24	$33,382	$34,257

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class IV	24.63%	14.23%	12.81%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.8%
Repurchase Agreements	1.1%
Other assets in excess of liabilities	0.1%
Semiconductors & Semiconductor Equipment	11.4%
Software	10.3%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	6.6%
Financial Services	4.4%
Broadline Retail	4.1%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.9%
Other IndustriesFootnote Reference#	42.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$4,259,753,080
Number of Portfolio Holdings	509
Portfolio Turnover Rate	1.53%
Advisory Fees - net of reimbursement & waiver, if any	$4,209,479

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT S&P 500 Index Fund

Annual Shareholder Report - December 31, 2024

AR-SPX-IV (12-24)

NVIT S&P 500 Index Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT S&P 500 Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$18	0.16%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilizes a passive indexing approach which seeks to match the approximate performance of the S&P 500® Index.

In 2024, the U.S. equity market experienced significant growth, driven by investor optimism in Artificial Intelligence related companies and strong earnings reports. The Federal Reserve (“Fed”) maintained interest rates at first as inflation rose in February and labor market data remained strong, dampening expectations of rate cuts at the beginning of the year.

Large-cap equities continued to perform well into the second quarter. The Consumer Price Index (“CPI”) increased by 0.3% in April but remained flat from April to May, while the unemployment rate rose slightly from 3.9% to 4.0%. The Fed kept rates unchanged, leading to a rally in large-cap stocks, though small-cap equities lagged due to reduced rate cut expectations in the second quarter.

The third quarter saw a mix of optimism and caution. A weaker CPI in July extended the bull market, but a disappointing jobs report in August raised concerns about an economic slowdown. Market volatility increased due to geopolitical risks and U.S. Presidential Election developments. The Fed cut rates by 50 basis points (“bps”) in September, boosting equity markets to new highs.

In the fourth quarter, U.S. equities remained positive despite sell-offs in October and December. A strong November rally followed Donald Trump's reelection, benefiting sectors aligned with his economic agenda. The Federal Open Markert Committee revised its 2025 rate cut projections from four to two, causing a December selloff as investors adjusted to expectations of persistent inflation. Labor market conditions eased, with unemployment at 4.2% in November.

Total Return Based on a $10,000  Investment

	Class Y	S&P 500® Index
Dec 14	$10,000	$10,000
Dec 15	$10,128	$10,138
Dec 16	$11,320	$11,351
Dec 17	$13,763	$13,828
Dec 18	$13,138	$13,223
Dec 19	$17,254	$17,386
Dec 20	$20,400	$20,586
Dec 21	$26,213	$26,496
Dec 22	$21,443	$21,697
Dec 23	$27,012	$27,402
Dec 24	$33,732	$34,257

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	24.88%	14.35%	12.93%
S&P 500® Index	25.02%	14.53%	13.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	98.8%
Repurchase Agreements	1.1%
Other assets in excess of liabilities	0.1%
Semiconductors & Semiconductor Equipment	11.4%
Software	10.3%
Technology Hardware, Storage & Peripherals	7.9%
Interactive Media & Services	6.6%
Financial Services	4.4%
Broadline Retail	4.1%
Banks	3.3%
Capital Markets	3.1%
Pharmaceuticals	3.1%
Oil, Gas & Consumable Fuels	2.9%
Other IndustriesFootnote Reference#	42.9%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$4,259,753,080
Number of Portfolio Holdings	509
Portfolio Turnover Rate	1.53%
Advisory Fees - net of reimbursement & waiver, if any	$4,209,479

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT S&P 500 Index Fund

Annual Shareholder Report - December 31, 2024

AR-SPX-Y (12-24)

NVIT Small Cap Index Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Small Cap Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$61	0.58%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilizes a passive indexing approach which seeks to match the approximate performance of the Russell 2000® Index.

In the first quarter of 2024, the United States (U.S.) equity markets showed positive returns, driven by investor optimism around Artificial Intelligence (“AI”) development and strong earnings reports. Despite expectations for a rate cut due to falling inflation at the end of 2023, the Federal Reserve (“Fed”) maintained rates at 5.25% – 5.50%, given rising inflation in February and strong labor market data.

During the second quarter, large-cap U.S. equities performed well, with the S&P 500 reaching new highs due to investor optimism in AI-related stocks. However, small-cap equities did not see similar gains, as dashed expectations for rate cuts affected market sentiment. The Fed kept rates unchanged, influenced by a 0.3% increase in Consumer Price Index (“CPI”) from March to April and a steady unemployment rate.

The third quarter was mixed, with initial optimism from a weaker than expected CPI in July. However, concerns about an economic slowdown emerged in August due to a lower-than-expected jobs report. Despite market volatility, including geopolitical risks and election-related turbulence, the Fed’s 50 basis-point rate cut in September led to a market rebound.

The fourth quarter saw domestic equities in positive territory despite some sell-offs. A strong rally in November followed Donald Trump’s reelection, boosting sectors benefiting from his economic agenda. Rate cuts by the Fed in November and December signaled progress in reducing inflation. The Federal Open Market Committee revised its rate cut projections for 2025, indicating only two cuts, which led to a December sell-off as investors adjusted expectations.

Total Return Based on a $10,000  Investment

	Class II	Russell 3000® Index	Russell 2000® Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,512	$10,048	$9,559
Dec 16	$11,497	$11,322	$11,596
Dec 17	$13,127	$13,714	$13,295
Dec 18	$11,638	$12,998	$11,831
Dec 19	$14,543	$17,013	$14,850
Dec 20	$17,353	$20,536	$17,815
Dec 21	$19,817	$25,784	$20,455
Dec 22	$15,710	$20,831	$16,274
Dec 23	$18,279	$26,239	$19,029
Dec 24	$20,266	$32,486	$21,225

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	10.87%	6.86%	7.32%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.1%
Repurchase Agreements	10.6%
Other liabilities in excess of assets	-9.7%
Banks	9.3%
Biotechnology	7.5%
Software	6.0%
Machinery	3.6%
Oil, Gas & Consumable Fuels	2.8%
Health Care Equipment & Supplies	2.7%
Electronic Equipment, Instruments & Components	2.7%
Health Care Providers & Services	2.4%
Financial Services	2.4%
Semiconductors & Semiconductor Equipment	2.3%
Other IndustriesFootnote Reference#	58.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$475,212,702
Number of Portfolio Holdings	1,978
Portfolio Turnover Rate	20.11%
Advisory Fees - net of reimbursement & waiver, if any	$821,914

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Small Cap Index Fund

Annual Shareholder Report - December 31, 2024

AR-SCX-II (12-24)

NVIT Small Cap Index Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Small Cap Index Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$26	0.25%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

The portfolio utilizes a passive indexing approach which seeks to match the approximate performance of the Russell 2000® Index.

In the first quarter of 2024, the United States (U.S.) equity markets showed positive returns, driven by investor optimism around Artificial Intelligence (“AI”) development and strong earnings reports. Despite expectations for a rate cut due to falling inflation at the end of 2023, the Federal Reserve (“Fed”) maintained rates at 5.25% – 5.50%, given rising inflation in February and strong labor market data.

During the second quarter, large-cap U.S. equities performed well, with the S&P 500 reaching new highs due to investor optimism in AI-related stocks. However, small-cap equities did not see similar gains, as dashed expectations for rate cuts affected market sentiment. The Fed kept rates unchanged, influenced by a 0.3% increase in Consumer Price Index (“CPI”) from March to April and a steady unemployment rate.

The third quarter was mixed, with initial optimism from a weaker than expected CPI in July. However, concerns about an economic slowdown emerged in August due to a lower-than-expected jobs report. Despite market volatility, including geopolitical risks and election-related turbulence, the Fed’s 50 basis-point rate cut in September led to a market rebound.

The fourth quarter saw domestic equities in positive territory despite some sell-offs. A strong rally in November followed Donald Trump’s reelection, boosting sectors benefiting from his economic agenda. Rate cuts by the Fed in November and December signaled progress in reducing inflation. The Federal Open Market Committee revised its rate cut projections for 2025, indicating only two cuts, which led to a December sell-off as investors adjusted expectations.

Total Return Based on a $10,000  Investment

	Class Y	Russell 3000® Index	Russell 2000® Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,546	$10,048	$9,559
Dec 16	$11,572	$11,322	$11,596
Dec 17	$13,256	$13,714	$13,295
Dec 18	$11,787	$12,998	$11,831
Dec 19	$14,781	$17,013	$14,850
Dec 20	$17,695	$20,536	$17,815
Dec 21	$20,269	$25,784	$20,455
Dec 22	$16,122	$20,831	$16,274
Dec 23	$18,813	$26,239	$19,029
Dec 24	$20,948	$32,486	$21,225

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class Y	11.35%	7.22%	7.68%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	99.1%
Repurchase Agreements	10.6%
Other liabilities in excess of assets	-9.7%
Banks	9.3%
Biotechnology	7.5%
Software	6.0%
Machinery	3.6%
Oil, Gas & Consumable Fuels	2.8%
Health Care Equipment & Supplies	2.7%
Electronic Equipment, Instruments & Components	2.7%
Health Care Providers & Services	2.4%
Financial Services	2.4%
Semiconductors & Semiconductor Equipment	2.3%
Other IndustriesFootnote Reference#	58.3%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$475,212,702
Number of Portfolio Holdings	1,978
Portfolio Turnover Rate	20.11%
Advisory Fees - net of reimbursement & waiver, if any	$821,914

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Small Cap Index Fund

Annual Shareholder Report - December 31, 2024

AR-SCX-Y (12-24)

NVIT U.S. 130/30 Equity Fund

Class Y

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT U.S. 130/30 Equity Fund (the "Fund") for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class Y	$88	0.80%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

In 2024, United States equities experienced a surge, driven by heightened enthusiasm for artificial intelligence, a reduction in the federal funds rate by the Federal Open Market Committee, and the election of Donald Trump as President. The broad equity market increased by nearly 24% for the year, with large-cap stocks outperforming small and mid-cap stocks. Growth stocks outpaced value stocks, and dynamic stocks outperformed defensive stocks.

A 130-30 portfolio allows for a modest amount of short exposure alongside a predominantly long portfolio. This structure allocates approximately 130% of capital to long equity exposures and about 30% to short equity exposures, maintaining a net exposure of 100% to the benchmark’s systematic risk and return. This approach enables us to better leverage security valuation insights compared to a long-only portfolio.

Positive contributions to relative performance came from financials, utilities, and information technology, while industrials, consumer discretionary, and health care sectors detracted. Security selection in health care, industrials, and consumer discretionary negatively impacted performance, whereas security selection in financials, utilities, and materials contributed. Overweight positions in materials and consumer discretionary, along with an underweight in communication services, hurt performance. Conversely, underweights in health care, real estate, and energy sectors were advantageous.

The largest contributors to performance were Nvidia Corp, Vistra Corp, and NRG Energy, Inc. The Fund still holds these securities.

The largest detractors to performance were Humana Inc., Broadcom Inc., and Elevance Health Inc. The Fund still holds these securities.

Total Return Based on a $10,000  Investment

	Class Y	S&P 500® Index
Oct 19	$10,000	$10,000
Dec 19	$10,505	$10,795
Dec 20	$12,238	$12,781
Dec 21	$16,654	$16,451
Dec 22	$16,927	$13,472
Dec 23	$21,358	$17,013
Dec 24	$25,980	$21,270

Average Annual Total Returns

	1 Year	5 Years	Since inception
Class Y - (Inception 10/24/2019)	21.64%	19.85%	20.21%
S&P 500® Index	25.02%	14.53%	15.65%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	97.2%
Other assets in excess of liabilities	2.8%
Semiconductors & Semiconductor Equipment	9.2%
Software	8.4%
Technology Hardware, Storage & Peripherals	6.6%
Hotels, Restaurants & Leisure	6.4%
Insurance	5.0%
Health Care Providers & Services	3.3%
Health Care Equipment & Supplies	3.3%
Chemicals	3.3%
Interactive Media & Services	3.2%
Consumer Finance	3.2%
Other Industries	48.1%
Footnote	Description
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$1,078,084,789
Number of Portfolio Holdings	288
Portfolio Turnover Rate	98.83%
Advisory Fees - net of reimbursement & waiver, if any	$6,974,318

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT U.S. 130/30 Equity Fund

Annual Shareholder Report - December 31, 2024

AR-130-30-Y (12-24)

NVIT Victory Mid Cap Value Fund

Class I

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Victory Mid Cap Value Fund (the "Fund") (formerly known as NVIT Multi-Manager Mid Cap Value Fund) for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class I	$96	0.92%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

For the 12-month period ended December 31, 2024, large-cap equities outpaced both mid- and small-cap equities. Large-cap equities, as measured by the S&P 500® Index and the Russell 1000® Index, posted returns of 25.02% and 24.51%, respectively. Mid-cap equities, as measured by the Russell Midcap® Index, returned 15.34% during the period, while small-cap stocks, as measured by the Russell 2000® Index, returned 11.54%. Broken down by style, growth notably outpaced value within each of the three major size segments. Specifically, for mid-caps, the Russell Midcap® Growth Index returned 22.10%, outpacing its value counterpart, which returned 13.07%.

For the year, both sector allocation and stock selection detracted from relative return, with sector weighting having a larger impact on relative underperformance for the period.

Financials was the top-performing sector, posting a return of 29.65%. By contrast, Health Care was the worst-performing sector, returning -6.48%.

Specifically, for the Fund, stock selection in Industrials was the largest detractor from relative performance for the year; however, an overweight in the sector partially offset the unfavorable impact of selection. Stock selection in Energy, Real Estate, Financials, and Utilities also detracted from relative return. Additionally, an underweight in Utilities and Financials (the top-performing sector) was also unfavorable. Conversely, stock selection in Materials, Information Technology, Consumer Staples, and Consumer Discretionary contributed to relative return for the year. However, an overweight in Materials partially offset the favorable impact of selection in the sector.

In 2024, top portfolio contributors included US Foods Holding Corp., which saw a 13% EBITDA growth despite challenges, and Bank of New York Mellon Corp., benefiting from ETF growth. Leidos Holdings also performed well due to positive election results. Detractors included Aptiv PLC, impacted by EV sales deceleration, Chord Energy Corp., affected by flat the West Texas Intermediate Oil and Gas prices, and AGCO Corp., which faced industry challenges and had to cut production.

Total Return Based on a $10,000  Investment

	Class I	Russell 1000® Index	Russell Midcap® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,725	$10,091	$9,522
Dec 16	$11,448	$11,303	$11,426
Dec 17	$13,045	$13,754	$12,951
Dec 18	$11,334	$13,099	$11,359
Dec 19	$14,051	$17,197	$14,433
Dec 20	$13,900	$20,772	$15,149
Dec 21	$17,265	$26,243	$19,442
Dec 22	$16,817	$21,224	$17,103
Dec 23	$18,300	$26,854	$19,277
Dec 24	$19,863	$33,436	$20,838

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class I	8.54%	7.17%	7.10%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	97.3%
Repurchase Agreements	2.7%
Other assets in excess of liabilitiesFootnote Reference†	0.0%
Insurance	9.0%
Consumer Staples Distribution & Retail	7.1%
Containers & Packaging	6.5%
Chemicals	5.7%
Machinery	4.6%
Ground Transportation	4.1%
Oil, Gas & Consumable Fuels	3.8%
Professional Services	3.7%
Electric Utilities	3.6%
Electronic Equipment, Instruments & Components	3.5%
Other IndustriesFootnote Reference#	48.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$326,721,657
Number of Portfolio Holdings	77
Portfolio Turnover Rate	88.43%
Advisory Fees - net of reimbursement & waiver, if any	$2,312,326

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective February 26, 2024, NVIT Multi-Manager Mid Cap Value Fund was renamed to "NVIT Victory Mid Cap Value Fund".

2. Effective end of business on February 23, 2024, the subadvisers were changed from American Century Investments Management, Inc. and Thompson, Siegel & Walmsley LLC  to Victory Capital Management Inc.

3. Effective February 26, 2024, the advisory fee waiver rate changed from 0.0303% on all assets to 0.03605% on all assets.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Victory Mid Cap Value Fund

Annual Shareholder Report - December 31, 2024

AR-MCV-I (12-24)

NVIT Victory Mid Cap Value Fund

Class II

Annual Shareholder Report - December 31, 2024

This annual shareholder report contains important information about the NVIT Victory Mid Cap Value Fund (the "Fund") (formerly known as NVIT Multi-Manager Mid Cap Value Fund) for the period of January 1, 2024 to December 31, 2024.You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class II	$106	1.01%
Footnote	Description
Footnote*	Annualized for periods less than 1 year.

What affected the Fund’s performance during the reporting period?

For the 12-month period ended December 31, 2024, large-cap equities outpaced both mid- and small-cap equities. Large-cap equities, as measured by the S&P 500® Index and the Russell 1000® Index, posted returns of 25.02% and 24.51%, respectively. Mid-cap equities, as measured by the Russell Midcap® Index, returned 15.34% during the period, while small-cap stocks, as measured by the Russell 2000® Index, returned 11.54%. Broken down by style, growth notably outpaced value within each of the three major size segments. Specifically, for mid-caps, the Russell Midcap® Growth Index returned 22.10%, outpacing its value counterpart, which returned 13.07%.

For the year, both sector allocation and stock selection detracted from relative return, with sector weighting having a larger impact on relative underperformance for the period.

Financials was the top-performing sector, posting a return of 29.65%. By contrast, Health Care was the worst-performing sector, returning -6.48%.

Specifically, for the Fund, stock selection in Industrials was the largest detractor from relative performance for the year; however, an overweight in the sector partially offset the unfavorable impact of selection. Stock selection in Energy, Real Estate, Financials, and Utilities also detracted from relative return. Additionally, an underweight in Utilities and Financials (the top-performing sector) was also unfavorable. Conversely, stock selection in Materials, Information Technology, Consumer Staples, and Consumer Discretionary contributed to relative return for the year. However, an overweight in Materials partially offset the favorable impact of selection in the sector.

In 2024, top portfolio contributors included US Foods Holding Corp., which saw a 13% EBITDA growth despite challenges, and Bank of New York Mellon Corp., benefiting from ETF growth. Leidos Holdings also performed well due to positive election results. Detractors included Aptiv PLC, impacted by EV sales deceleration, Chord Energy Corp., affected by flat the West Texas Intermediate Oil and Gas prices, and AGCO Corp., which faced industry challenges and had to cut production.

Total Return Based on a $10,000  Investment

	Class II	Russell 1000® Index	Russell Midcap® Value Index
Dec 14	$10,000	$10,000	$10,000
Dec 15	$9,711	$10,091	$9,522
Dec 16	$11,420	$11,303	$11,426
Dec 17	$13,000	$13,754	$12,951
Dec 18	$11,290	$13,099	$11,359
Dec 19	$13,982	$17,197	$14,433
Dec 20	$13,822	$20,772	$15,149
Dec 21	$17,142	$26,243	$19,442
Dec 22	$16,685	$21,224	$17,103
Dec 23	$18,126	$26,854	$19,277
Dec 24	$19,664	$33,436	$20,838

Average Annual Total Returns

	1 Year	5 Years	10 Years
Class II	8.49%	7.06%	7.00%
Russell 1000® Index	24.51%	14.28%	12.87%
Russell Midcap® Value Index	13.07%	8.59%	8.10%

The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call 1-800-848-6331 or visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html for current performance questions.

Fund Information

Asset Class WeightingsFootnote Reference1

Top IndustriesFootnote Reference2

Common Stocks	97.3%
Repurchase Agreements	2.7%
Other assets in excess of liabilitiesFootnote Reference†	0.0%
Insurance	9.0%
Consumer Staples Distribution & Retail	7.1%
Containers & Packaging	6.5%
Chemicals	5.7%
Machinery	4.6%
Ground Transportation	4.1%
Oil, Gas & Consumable Fuels	3.8%
Professional Services	3.7%
Electric Utilities	3.6%
Electronic Equipment, Instruments & Components	3.5%
Other IndustriesFootnote Reference#	48.4%
Footnote	Description
Footnote#	For purposes of listing top industries, the repurchase agreements are included as part of Other.
Footnote†	Amount rounds to less than 0.1%.
Footnote[1]	Percentages indicated are based upon net assets as of December 31, 2024.
Footnote[2]	Percentages indicated are based upon total investments as of December 31, 2024.

Key Fund Statistics

Net Assets	$326,721,657
Number of Portfolio Holdings	77
Portfolio Turnover Rate	88.43%
Advisory Fees - net of reimbursement & waiver, if any	$2,312,326

Material Fund Changes

This is a summary of certain changes of the Fund since December 31, 2023. You can request this information by contacting us at 1-800-848-6331. You can also find additional information about the Fund at https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

1. Effective February 26, 2024, NVIT Multi-Manager Mid Cap Value Fund was renamed to "NVIT Victory Mid Cap Value Fund".

2. Effective end of business on February 23, 2024, the subadvisers were changed from American Century Investments Management, Inc. and Thompson, Siegel & Walmsley LLC  to Victory Capital Management Inc.

3. Effective February 26, 2024, the advisory fee waiver rate changed from 0.0303% on all assets to 0.03605% on all assets.

Additional Information

If you wish to view additional information about the Fund; including, as applicable the fund's prospectus, financial statements, quarterly portfolio schedule, and proxy voting record, please visit https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html.

Contact Us

Phone: 1-800-848-6331

NVIT Victory Mid Cap Value Fund

Annual Shareholder Report - December 31, 2024

AR-MCV-II (12-24)

Item 2. Code of Ethics.

Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 19(a)(1).

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, except as may be noted hereinbelow, there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code of Ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)   (1) Disclose that the registrant’s board of directors has determined that the registrant either:

                                (i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1)    The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the board’s audit and operations committee.
3(a)(2)    The audit committee financial expert of the registrant’s board of trustees is Carol A. Kosel, who, for purposes of this Item 3 of Form N-CSR, is an “independent” trustee of the registrant.

Item 4. Principal Accountant Fees and Services.

(a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

4(a) through 4(d): The information in the table below is provided for services rendered to the registrant by the registrant’s principal accountant, PricewaterhouseCoopers LLP (“PwC”), for the registrant’s fiscal years ended December 31, 2023 and December 31, 2024, respectively.

	2023	2024

Audit Fees	$1,729,000	$1,754,700
Audit-Related Fees	$79,400	$82,200
Tax Fees(a)	$59,426	$87,616
All Other Fees	$44,760	$0

Total	$1,912,586	$1,924,516

(a)        Tax fee amount represents tax compliance for federal, state and international matters, general consulting as well as consulting as it relates to foreign tax reclaims.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Nationwide Fund Advisors (“NFA”), and any service provider to the registrant controlling, controlled by, or under common control with NFA that provided ongoing services to the registrant (hereinafter referred to collectively as the “Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2023 and December 31, 2024, respectively.

	2023	2024

Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

(e)       (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

4(e)(1) Pre-Approval Policies and Procedures. The Audit and Operations Committee (the “Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to NFA and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate the Committee’s responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at the Committee’s next regularly-scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).

The Committee also may establish detailed pre-approval policies and procedures for pre-approval of these services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than NFA or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all said permissible non-audit services provided to the registrant, NFA, and any Covered Services Provider constitutes not more than five percent (5%) of the total amount of revenues paid by the registrant to the registrant’s independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) these services are promptly brought to the attention of the Committee and approved by the Committee (or the Committee’s delegate(s)) prior to the completion of the audit.

4(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X, for the registrant’s fiscal-years ended December 31, 2023 and December 31, 2024, respectively:

	2023	2024

Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

Total	None	None

The information in the table below sets forth the percentages of fees for services (other than audit, review, or attest services) rendered by PwC to NFA and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal-years ended December 31, 2023 and December 31, 2024, respectively:

	2023	2024

Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A

Total	N/A	N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

4(f) Not Applicable: The percentage of hours expended to audit the registrant’s financial statements for the fiscal-year ended December 31, 2024, that were attributed to work performed by persons other than PwC’s full-time, permanent employees was not over fifty percent (50%).

(g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

4(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant and service affiliates for the fiscal-years ended December 31, 2023, and December 31, 2024, were $4,457,027 and $2,088,405, respectively.

(h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

4(h) The registrant’s Audit and Operations Committee has considered whether the provision by PwC of non-audit services to NFA and covered Services Providers, that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X because these services did not directly relate to the registrant’s operations and financial reporting, is compatible with maintaining PwC’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N- CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant;

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant; and

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

Item 5.    Audit Committee of Listed Registrants.

(a)     If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

Not Applicable.

(b)    If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

Not Applicable.

Item 6.   Investments.

(a)     File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in § 210.1212 of the Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form or is included in the financial statements filed under Item 7 of this Form.

The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)    If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclosed the following information for each such divested security:

(1)    Name of the issuer;

(2)    Exchange ticker symbol;

(3)    Committee on Uniform Securities Identification Procedures (“CUSIP”) number;

(4)    Total number of shares or, for debt securities, principal amount divested;

(5)    Date(s) that the securities were divested;

(6)    If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing; and

(7)    Name of the statute that added the provision of Section 13(c) in accordance with which the securities were divested.

This Item 6(b) shall terminate one year after the date on which all statutory provisions that underlie Section 13(c) of the Investment Company Act of 1940 have terminated.

Not Applicable.

Item 7.  Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)     An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

(b)    An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

Annual Financial Statement
December 31, 2024
Nationwide Variable Insurance Trust
Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Conservative Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Investor Destinations Managed Growth Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your Fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your Fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your
Fund investments. You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at
http://www.sec.gov . Forms N-PORT and N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington,
DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC, member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2025 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 14
Statements of Operations 22
Statements of Changes in Net Assets 26
Financial Highlights 34
Notes to Financial Statements 43
Report of Independent Registered Public Accounting Firm 64
Supplemental Information 65

2 - Statement of Investments - December 31, 2024 - NVIT Investor Destinations Aggressive Fund
Investment Companies 95 .9%
Shares Value ($)
Equity Funds 88.0%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 11,507,320 145,107,303
Nationwide International Equity
Portfolio, Class R6(a) 3,892,852 38,422,452
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,490,884 21,247,239
NVIT International Index Fund,
Class Y(a) 4,463,635 47,046,717
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 2,979,268 62,356,085
NVIT Mid Cap Index Fund, Class
Y(a) 1,423,314 28,779,399
NVIT Small Cap Index Fund,
Class Y(a) 144,056 1,264,812
Total Equity Funds
(cost $312,068,906) 344,224,007
Fixed Income Funds 7.9%
NVIT Bond Index Fund, Class
Y(a) 3,428,799 30,962,057
Total Fixed Income Funds
(cost $32,443,895) 30,962,057
Total Investment Companies
(cost $344,512,801) 375,186,064
Exchange Traded Funds 4 .2%
Equity Funds 3.0%
iShares Core MSCI EAFE ETF 33,857 2,379,470
iShares Core S&P 500 ETF 9,431 5,551,841
iShares Core S&P Small-Cap
ETF 32,301 3,721,721
Total Equity Funds
(cost $11,496,356) 11,653,032
Exchange Traded Funds
Shares Value ($)
Fixed Income Funds 1.2%
iShares 7-10 Year Treasury Bond
ETF(b) 42,906 3,966,660
iShares U.S. Treasury Bond ETF 35,020 804,760
Total Fixed Income Funds
(cost $5,457,014) 4,771,420
Total Exchange Traded Funds
(cost $16,953,370) 16,424,452
Short-Term Investment 0 .0%
†
Money Market Fund 0.0%
†
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.42% (c) 35,800 35,800
Total Short-Term Investment
(cost $35,800)
35,800
Total Investments
(cost $361,501,971) — 100.1% 391,646,316
Liabilities in excess of other assets — (0.1)% (235,872)
NET ASSETS — 100.0% $ 391,410,444
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $537,319, which was
collateralized by $557,208 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.13%
– 6.25%, and maturity dates ranging from 1/15/2025
– 8/15/2049.
(c) Represents 7-day effective yield as of December 31, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Moderately Aggressive Fund - December 31, 2024 - Statement of Investments - 3
Investment Companies 95 .6%
Shares Value ($)
Equity Funds 75.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 25,989,487 327,727,425
Nationwide International Equity
Portfolio, Class R6(a) 8,120,219 80,146,564
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 5,567,398 47,489,906
NVIT International Index Fund,
Class Y(a) 9,326,528 98,301,604
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 6,963,555 145,747,213
NVIT Mid Cap Index Fund, Class
Y(a) 2,205,570 44,596,630
NVIT Small Cap Index Fund,
Class Y(a) 136,951 1,202,428
Total Equity Funds
(cost $662,926,540) 745,211,770
Fixed Income Funds 19.9%
NVIT Bond Index Fund, Class
Y(a) 19,507,026 176,148,447
NVIT Loomis Core Bond Fund,
Class Y(a) 2,235,944 20,056,419
Total Fixed Income Funds
(cost $213,285,929) 196,204,866
Total Investment Companies
(cost $876,212,469) 941,416,636
Exchange Traded Funds 4 .2%
Equity Funds 2.2%
iShares Core MSCI EAFE ETF 42,597 2,993,717
iShares Core S&P 500 ETF 11,885 6,996,462
iShares Core S&P Small-Cap
ETF(b) 96,804 11,153,757
Total Equity Funds
(cost $20,800,009) 21,143,936
Fixed Income Funds 2.0%
iShares 7-10 Year Treasury Bond
ETF(b) 183,495 16,964,112
iShares U.S. Treasury Bond
ETF(b) 131,656 3,025,455
Total Fixed Income Funds
(cost $23,693,169) 19,989,567
Total Exchange Traded Funds
(cost $44,493,178) 41,133,503
Short-Term Investment 0 .3%
Shares Value ($)
Money Market Fund 0.3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.42% (c) 3,067,880 3,067,880
Total Short-Term Investment
(cost $3,067,880)
3,067,880
Repurchase Agreement 0 .0%
†
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $257,665,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $262,752.(d)(e) 257,600 257,600
Total Repurchase Agreement
(cost $257,600) 257,600
Total Investments
(cost $924,031,127) — 100.1% 985,875,619
Liabilities in excess of other assets — (0.1)% (789,918)
NET ASSETS — 100.0% $ 985,085,701
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $2,779,478, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $257,600 and by $2,610,655
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.13% – 6.25%, and
maturity dates ranging from 1/15/2025 – 2/15/2051, a total
value of $2,868,255.
(c) Represents 7-day effective yield as of December 31, 2024.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was $257,600.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - December 31, 2024 - NVIT Investor Destinations Moderate Fund
Investment Companies 87 .4%
Shares Value ($)
Equity Funds 55.8%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 37,114,639 468,015,596
Nationwide International Equity
Portfolio, Class R6(a) 8,994,988 88,780,530
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 7,427,152 63,353,607
NVIT International Index Fund,
Class Y(a) 10,325,956 108,835,577
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 10,520,747 220,199,225
NVIT Mid Cap Index Fund, Class
Y(a) 1,457,488 29,470,407
Total Equity Funds
(cost $873,586,346) 978,654,942
Fixed Income Funds 31.6%
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 801,329 7,099,779
NVIT Bond Index Fund, Class
Y(a) 50,887,673 459,515,689
NVIT Loomis Core Bond Fund,
Class Y(a) 5,951,605 53,385,898
NVIT Loomis Short Term Bond
Fund, Class Y(a) 3,661,433 35,625,743
Total Fixed Income Funds
(cost $618,971,720) 555,627,109
Total Investment Companies
(cost $1,492,558,066) 1,534,282,051
Exchange Traded Funds 9 .3%
Equity Funds 3.9%
iShares Core MSCI EAFE ETF 228,780 16,078,658
iShares Core S&P 500 ETF 62,515 36,801,330
iShares Core S&P Small-Cap
ETF(b) 133,939 15,432,452
Total Equity Funds
(cost $68,705,342) 68,312,440
Fixed Income Funds 5.4%
iShares 20+ Year Treasury Bond
ETF(b) 239,780 20,939,987
iShares 7-10 Year Treasury Bond
ETF(b) 578,626 53,493,974
iShares U.S. Treasury Bond ETF 910,669 20,927,174
Total Fixed Income Funds
(cost $121,475,318) 95,361,135
Total Exchange Traded Funds
(cost $190,180,660) 163,673,575
Short-Term Investment 3 .3%
Money Market Fund 3.3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.42% (c) 57,666,073 57,666,073
Total Short-Term Investment
(cost $57,666,073)
57,666,073
Repurchase Agreements 0 .1%
Principal
Amount ($) Value ($)
Bank of America NA, 4.45%,
dated 12/31/2024, due
1/2/2025, repurchase price
$500,124, collateralized by
U.S. Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
2/1/2047 - 1/1/2048; total
market value $510,000.(d)
(e) 500,000 500,000
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $1,182,397,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $1,205,742.(d)(e) 1,182,100 1,182,100
Total Repurchase Agreements
(cost $1,682,100) 1,682,100
Total Investments
(cost $1,742,086,899) — 100.1% 1,757,303,799
Liabilities in excess of other assets — (0.1)% (2,432,716)
NET ASSETS — 100.0% $ 1,754,871,083

NVIT Investor Destinations Moderate Fund - December 31, 2024 - Statement of Investments - 5
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $19,539,403, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,682,100 and by
$18,444,462 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 6.25%, and maturity dates ranging from 1/15/2025 –
2/15/2051, a total value of $20,126,562.
(c) Represents 7-day effective yield as of December 31, 2024.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$1,682,100.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - December 31, 2024 - NVIT Investor Destinations Moderately Conservative Fund
Investment Companies 82 .7%
Shares Value ($)
Equity Funds 36.1%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 6,501,709 81,986,545
Nationwide International Equity
Portfolio, Class R6(a) 1,553,164 15,329,729
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,415,969 12,078,214
NVIT International Index Fund,
Class Y(a) 1,803,525 19,009,158
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 2,113,111 44,227,409
NVIT Mid Cap Index Fund, Class
Y(a) 328,517 6,642,611
NVIT Small Cap Index Fund,
Class Y(a) 242,071 2,125,380
Total Equity Funds
(cost $163,384,383) 181,399,046
Fixed Income Funds 46.6%
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,722,278 15,259,380
NVIT Bond Index Fund, Class
Y(a) 18,315,411 165,388,163
NVIT Loomis Core Bond Fund,
Class Y(a) 2,827,819 25,365,533
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,863,610 27,862,928
Total Fixed Income Funds
(cost $258,895,599) 233,876,004
Total Investment Companies
(cost $422,279,982) 415,275,050
Exchange Traded Funds 11 .4%
Equity Funds 3.5%
iShares Core MSCI EAFE ETF 64,377 4,524,415
iShares Core S&P 500 ETF 17,844 10,504,406
iShares Core S&P Small-Cap
ETF(b) 23,871 2,750,417
Total Equity Funds
(cost $17,919,924) 17,779,238
Fixed Income Funds 7.9%
iShares 20+ Year Treasury Bond
ETF 92,379 8,067,458
iShares 7-10 Year Treasury Bond
ETF(b) 212,205 19,618,352
iShares U.S. Treasury Bond
ETF(b) 510,056 11,721,087
Total Fixed Income Funds
(cost $49,782,223) 39,406,897
Total Exchange Traded Funds
(cost $67,702,147) 57,186,135
Short-Term Investment 6 .0%
Shares Value ($)
Money Market Fund 6.0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.42% (c) 30,338,037 30,338,037
Total Short-Term Investment
(cost $30,338,037)
30,338,037
Repurchase Agreements 0 .9%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,772,947,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $2,827,695.(d)(e) 2,772,250 2,772,250
CF Secured, LLC, 4.47%,
dated 12/31/2024, due
1/2/2025, repurchase price
$2,000,497, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
7.36%, maturing 1/7/2025
- 2/20/2073; total market
value $2,040,507.(d)(e) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $4,772,250) 4,772,250
Total Investments
(cost $525,092,416) — 101.0% 507,571,472
Liabilities in excess of other assets — (1.0)% (4,961,359)
NET ASSETS — 100.0% $ 502,610,113
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $7,156,178, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $4,772,250 and by
$2,534,251 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.00%, and maturity dates ranging from 3/13/2025 –
8/15/2051, a total value of $7,306,501.
(c) Represents 7-day effective yield as of December 31, 2024.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$4,772,250.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Conservative Fund - December 31, 2024 - Statement of Investments - 7
Investment Companies 80 .3%
Shares Value ($)
Equity Funds 18.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 2,895,486 36,512,080
Nationwide International Equity
Portfolio, Class R6(a) 635,070 6,268,142
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 623,745 5,320,548
NVIT International Index Fund,
Class Y(a) 713,011 7,515,135
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,250,019 26,162,908
NVIT Mid Cap Index Fund, Class
Y(a) 15,323 309,826
NVIT Small Cap Index Fund,
Class Y(a) 39,481 346,642
Total Equity Funds
(cost $74,702,977) 82,435,281
Fixed Income Funds 61.7%
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,522,532 22,349,631
NVIT Bond Index Fund, Class
Y(a) 19,002,176 171,589,653
NVIT Loomis Core Bond Fund,
Class Y(a) 3,980,308 35,703,360
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,580,619 44,569,425
Total Fixed Income Funds
(cost $297,824,266) 274,212,069
Total Investment Companies
(cost $372,527,243) 356,647,350
Exchange Traded Funds 13 .3%
Equity Funds 2.2%
iShares Core MSCI EAFE ETF 37,892 2,663,050
Exchange Traded Funds
Shares Value ($)
iShares Core S&P 500 ETF 10,466 6,161,125
iShares Core S&P Small-Cap
ETF 7,726 890,190
Total Equity Funds
(cost $9,841,203) 9,714,365
Fixed Income Funds 11.1%
iShares 20+ Year Treasury Bond
ETF 101,371 8,852,729
iShares 7-10 Year Treasury
Bond ETF 279,168 25,809,082
iShares U.S. Treasury Bond ETF 627,142 14,411,723
Total Fixed Income Funds
(cost $60,648,412) 49,073,534
Total Exchange Traded Funds
(cost $70,489,615) 58,787,899
Short-Term Investment 6 .5%
Money Market Fund 6.5%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.42% (b) 28,865,040 28,865,040
Total Short-Term Investment
(cost $28,865,040)
28,865,040
Total Investments
(cost $471,881,898) — 100.1% 444,300,289
Liabilities in excess of other assets — (0.1)% (312,107)
NET ASSETS — 100.0% $ 443,988,182
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of December 31, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

8 - Statement of Investments - December 31, 2024 - NVIT Investor Destinations Balanced Fund
Investment Companies 84 .2%
Shares Value ($)
Equity Funds 45.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 18,591,569 234,439,687
Nationwide International Equity
Portfolio, Class R6(a) 4,542,204 44,831,554
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,860,237 32,927,821
NVIT International Index Fund,
Class Y(a) 5,174,614 54,540,430
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 5,565,776 116,491,691
NVIT Mid Cap Index Fund, Class
Y(a) 820,319 16,586,849
Total Equity Funds
(cost $452,523,801) 499,818,032
Fixed Income Funds 38.5%
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 497,686 4,409,497
NVIT Bond Index Fund, Class
Y(a) 36,294,483 327,739,180
NVIT Loomis Core Bond Fund,
Class Y(a) 4,938,608 44,299,309
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,547,380 44,246,011
Total Fixed Income Funds
(cost $470,098,284) 420,693,997
Total Investment Companies
(cost $922,622,085) 920,512,029
Exchange Traded Funds 11 .5%
Equity Funds 3.9%
iShares Core MSCI EAFE ETF 142,404 10,008,153
iShares Core S&P 500 ETF 38,985 22,949,690
Exchange Traded Funds
Shares Value ($)
iShares Core S&P Small-Cap
ETF(b) 89,365 10,296,635
Total Equity Funds
(cost $43,475,672) 43,254,478
Fixed Income Funds 7.6%
iShares 20+ Year Treasury Bond
ETF 49,749 4,344,580
iShares 7-10 Year Treasury
Bond ETF 634,691 58,677,183
iShares U.S. Treasury Bond ETF 866,357 19,908,884
Total Fixed Income Funds
(cost $97,342,200) 82,930,647
Total Exchange Traded Funds
(cost $140,817,872) 126,185,125
Short-Term Investment 4 .3%
Money Market Fund 4.3%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.42% (c) 46,836,339 46,836,339
Total Short-Term Investment
(cost $46,836,339)
46,836,339
Total Investments
(cost $1,110,276,296) — 100.0% 1,093,533,493
Liabilities in excess of other assets — 0.0%
†
(423,404)
NET ASSETS — 100.0% $ 1,093,110,089
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $116,833, which was
collateralized by $119,055 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.50%
– 4.63%, and maturity dates ranging from 1/31/2025
– 8/15/2053.
(c) Represents 7-day effective yield as of December 31, 2024.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Investor Destinations Capital Appreciation Fund - December 31, 2024 - Statement of Investments - 9
Investment Companies 91 .4%
Shares Value ($)
Equity Funds 65.5%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 26,126,569 329,456,040
Nationwide International Equity
Portfolio, Class R6(a) 6,461,506 63,775,064
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 5,205,917 44,406,470
NVIT International Index Fund,
Class Y(a) 7,356,138 77,533,697
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 7,096,244 148,524,397
NVIT Mid Cap Index Fund, Class
Y(a) 1,261,630 25,510,151
Total Equity Funds
(cost $614,666,669) 689,205,819
Fixed Income Funds 25.9%
NVIT Bond Index Fund, Class
Y(a) 25,981,243 234,610,626
NVIT Loomis Core Bond Fund,
Class Y(a) 1,200,507 10,768,545
NVIT Loomis Short Term Bond
Fund, Class Y(a) 2,747,262 26,730,862
Total Fixed Income Funds
(cost $301,395,235) 272,110,033
Total Investment Companies
(cost $916,061,904) 961,315,852
Exchange Traded Funds 8 .1%
Equity Funds 4.3%
iShares Core MSCI EAFE ETF 137,712 9,678,399
iShares Core S&P 500 ETF 37,572 22,117,885
iShares Core S&P Small-Cap
ETF(b) 116,728 13,449,400
Total Equity Funds
(cost $45,331,162) 45,245,684
Fixed Income Funds 3.8%
iShares 20+ Year Treasury Bond
ETF 168,388 14,705,325
iShares 7-10 Year Treasury Bond
ETF(b) 197,383 18,248,058
iShares U.S. Treasury Bond ETF 285,882 6,569,569
Total Fixed Income Funds
(cost $53,759,005) 39,522,952
Total Exchange Traded Funds
(cost $99,090,167) 84,768,636
Short-Term Investment 0 .6%
Money Market Fund 0.6%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.42% (c) 6,510,306 6,510,306
Total Short-Term Investment
(cost $6,510,306)
6,510,306
Repurchase Agreements 0 .5%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $747,300,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $762,054.(d)(e) 747,112 747,112
CF Secured, LLC, 4.47%,
dated 12/31/2024, due
1/2/2025, repurchase price
$5,001,242, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
7.36%, maturing 1/7/2025
- 2/20/2073; total market
value $5,101,268.(d)(e) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $5,747,112) 5,747,112
Total Investments
(cost $1,027,409,489) — 100.6% 1,058,341,906
Liabilities in excess of other assets — (0.6)% (6,296,933)
NET ASSETS — 100.0% $ 1,052,044,973
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $8,168,225, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $5,747,112 and by
$2,628,926 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 6.25%, and maturity dates ranging from 1/15/2025 –
2/15/2051, a total value of $8,376,038.
(c) Represents 7-day effective yield as of December 31, 2024.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$5,747,112.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - December 31, 2024 - NVIT Investor Destinations Managed Growth & Income Fund
Investment Companies 78 .5%
Shares Value ($)
Equity Funds 42.7%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 6,502,320 81,994,251
Nationwide International Equity
Portfolio, Class R6(a) 1,623,223 16,021,208
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,321,141 11,269,329
NVIT International Index Fund,
Class Y(a) 1,879,324 19,808,071
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 1,789,808 37,460,672
NVIT Mid Cap Index Fund, Class
Y(a) 279,807 5,657,701
Total Equity Funds
(cost $156,323,435) 172,211,232
Fixed Income Funds 35.8%
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 169,796 1,504,395
NVIT Bond Index Fund, Class
Y(a) 12,497,774 112,854,903
NVIT Loomis Core Bond Fund,
Class Y(a) 1,688,527 15,146,090
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,564,782 15,225,331
Total Fixed Income Funds
(cost $156,451,335) 144,730,719
Total Investment Companies
(cost $312,774,770) 316,941,951
Exchange Traded Funds 10 .7%
Equity Funds 3.7%
iShares Core MSCI EAFE ETF 48,785 3,428,610
iShares Core S&P 500 ETF 13,551 7,977,202
iShares Core S&P Small-Cap
ETF 30,891 3,559,261
Total Equity Funds
(cost $15,031,232) 14,965,073
Fixed Income Funds 7.0%
iShares 20+ Year Treasury Bond
ETF 17,012 1,485,658
iShares 7-10 Year Treasury
Bond ETF 217,464 20,104,548
iShares U.S. Treasury Bond ETF 296,495 6,813,455
Total Fixed Income Funds
(cost $32,834,576) 28,403,661
Total Exchange Traded Funds
(cost $47,865,808) 43,368,734
Short-Term Investment 4 .0%
Shares Value ($)
Money Market Fund 4.0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.42% (b) 16,273,379 16,273,379
Total Short-Term Investment
(cost $16,273,379)
16,273,379
Total Investments
(cost $376,913,957) — 93.2% 376,584,064
Other assets in excess of liabilities — 6.8% 27,362,960
NET ASSETS — 100.0% $ 403,947,024
(a) Investment in affiliate.
(b) Represents 7-day effective yield as of December 31, 2024.
ETF Exchange Traded Fund

NVIT Investor Destinations Managed Growth & Income Fund - December 31, 2024 - Statement of Investments - 11
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 22 3/2025 USD 2,494,250 (87,397)
Russell 2000 E-Mini Index 3 3/2025 USD 337,470 (16,290)
S&P 500 E-Mini Index 21 3/2025 USD 6,232,538 (190,401)
S&P Midcap 400 E-Mini Index 2 3/2025 USD 629,340 (37,145)
Net contracts (331,233)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

12 - Statement of Investments - December 31, 2024 - NVIT Investor Destinations Managed Growth Fund
Investment Companies 80 .7%
Shares Value ($)
Equity Funds 51.6%
Nationwide Fundamental All Cap
Equity Portfolio, Class R6(a) 19,597,378 247,122,931
Nationwide International Equity
Portfolio, Class R6(a) 4,601,794 45,419,705
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 3,798,298 32,399,478
NVIT International Index Fund,
Class Y(a) 5,298,010 55,841,023
NVIT J.P. Morgan U.S. Equity
Fund, Class Y(a) 5,114,601 107,048,589
NVIT Mid Cap Index Fund, Class
Y(a) 744,235 15,048,438
Total Equity Funds
(cost $455,482,237) 502,880,164
Fixed Income Funds 29.1%
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 406,824 3,604,458
NVIT Bond Index Fund, Class
Y(a) 26,036,504 235,109,628
NVIT Loomis Core Bond Fund,
Class Y(a) 3,038,854 27,258,521
NVIT Loomis Short Term Bond
Fund, Class Y(a) 1,874,583 18,239,692
Total Fixed Income Funds
(cost $306,055,823) 284,212,299
Total Investment Companies
(cost $761,538,060) 787,092,463
Exchange Traded Funds 8 .7%
Equity Funds 3.7%
iShares Core MSCI EAFE
ETF(b) 117,658 8,269,004
iShares Core S&P 500 ETF 32,755 19,282,214
iShares Core S&P Small-Cap
ETF(b) 69,495 8,007,214
Total Equity Funds
(cost $35,739,462) 35,558,432
Fixed Income Funds 5.0%
iShares 20+ Year Treasury Bond
ETF 123,337 10,771,020
iShares 7-10 Year Treasury Bond
ETF(b) 297,639 27,516,725
iShares U.S. Treasury Bond
ETF(b) 470,920 10,821,742
Total Fixed Income Funds
(cost $62,169,490) 49,109,487
Total Exchange Traded Funds
(cost $97,908,952) 84,667,919
Short-Term Investment 3 .0%
Shares Value ($)
Money Market Fund 3.0%
Fidelity Investments Money
Market Government Portfolio -
Institutional Class, 4.42% (c) 29,660,107 29,660,107
Total Short-Term Investment
(cost $29,660,107)
29,660,107
Repurchase Agreement 0 .0%
†
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $205,002,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $209,049.(d)(e) 204,950 204,950
Total Repurchase Agreement
(cost $204,950) 204,950
Total Investments
(cost $889,312,069) — 92.4% 901,625,439
Other assets in excess of liabilities — 7.6% 74,344,506
NET ASSETS — 100.0% $ 975,969,945
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
(b) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $23,927,240, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $204,950 and by
$24,602,734 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 6.25%, and maturity dates ranging from 1/15/2025 –
8/15/2049, a total value of $24,807,684.
(c) Represents 7-day effective yield as of December 31, 2024.
(d) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was $204,950.
(e) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund

NVIT Investor Destinations Managed Growth Fund - December 31, 2024 - Statement of Investments - 13
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 142 3/2025 USD 16,099,250 (505,139)
Russell 2000 E-Mini Index 19 3/2025 USD 2,137,310 (111,948)
S&P 500 E-Mini Index 134 3/2025 USD 39,769,525 (1,215,342)
S&P Midcap 400 E-Mini Index 10 3/2025 USD 3,146,700 (151,405)
Net contracts (1,983,834)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

14 - Statements of Assets and Liabilities - December 31, 2024 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 375,186,064
Investment securities of unaffiliated issuers, at value
*
16,460,252
Repurchase agreements, at value —
Interest and dividends receivable 153
Security lending income receivable 283
Receivable for investments sold —
Receivable for capital shares issued 958,521
Reclaims receivable —
Prepaid expenses 442
Total Assets 392,605,715
Liabilities:
Payable for investments purchased 951,747
Payable for capital shares redeemed 6,741
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 44,166
Fund administration fees 32,599
Distribution fees 84,966
Administrative servicing fees 50,393
Accounting and transfer agent fees 827
Trustee fees 8
Custodian fees 1,728
Compliance program costs (Note 3) 429
Professional fees 4,348
Printing fees 13,651
Other 3,668
Total Liabilities 1,195,271
Commitments and contingencies (Note 3) —
Net Assets $ 391,410,444
* Includes value of securities on loan (Note 2) 537,319
Cost of investment securities of affiliated issuers 344,512,801
Cost of investment securities of unaffiliated issuers 16,989,170
Cost of repurchase agreements —
Represented by:
Capital $ 355,499,506
Total distributable earnings (loss) 35,910,938
Net Assets $ 391,410,444

Investor Destinations Funds - December 31, 2024 - Statements of Assets and Liabilities - 15
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 941,416,636 $ 1,534,282,051 $ 415,275,050 $ 356,647,350 $ 920,512,029
44,201,383 221,339,648 87,524,172 87,652,939 173,021,464
257,600 1,682,100 4,772,250 — —
12,175 223,075 117,649 114,255 181,149
1,751 2,438 1,669 — 3,016
424,867 262,301 137,146 — 735,951
28,116 64,226 42,469 11,922 115
— 1,141 — — —
824 1,127 225 236 724
986,343,352 1,757,858,107 507,870,630 444,426,702 1,094,454,448
— — — — —
452,901 326,376 179,571 166,170 745,477
257,600 1,682,100 4,772,250 — —
111,154 198,009 56,680 49,935 122,926
43,868 58,476 34,709 33,576 45,866
213,859 380,802 109,003 96,035 236,544
137,239 256,933 70,449 58,831 142,080
1,941 3,479 1,073 963 2,180
63 86 11 17 73
9,874 27,771 9,713 8,788 18,288
1,081 1,935 559 490 1,204
5,526 7,226 4,689 4,582 5,977
12,141 22,272 14,858 12,374 9,470
10,404 21,559 6,952 6,759 14,274
1,257,651 2,987,024 5,260,517 438,520 1,344,359
— — — — —
$ 985,085,701 $ 1,754,871,083 $ 502,610,113 $ 443,988,182 $ 1,093,110,089
2,779,478 19,539,403 7,156,178 — 116,833
876,212,469 1,492,558,066 422,279,982 372,527,243 922,622,085
47,561,058 247,846,733 98,040,184 99,354,655 187,654,211
257,600 1,682,100 4,772,250 — —
$ 922,689,129 $ 1,747,536,477 $ 523,556,954 $ 483,358,379 $ 1,103,880,989
62,396,572 7,334,606 (20,946,841) (39,370,197) (10,770,900)
$ 985,085,701 $ 1,754,871,083 $ 502,610,113 $ 443,988,182 $ 1,093,110,089

16 - Statements of Assets and Liabilities - December 31, 2024 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
Net Assets:
Class II Shares $ 335,678,282
Class P Shares 55,732,162
Total $ 391,410,444
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 29,187,400
Class P Shares 4,866,562
Total 34,053,962
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 11 .50
Class P Shares $ 11 .45

Investor Destinations Funds - December 31, 2024 - Statements of Assets and Liabilities - 17
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 862,309,522 $ 1,704,567,672 $ 499,471,649 $ 439,730,754 $ 1,082,289,751
122,776,179 50,303,411 3,138,464 4,257,428 10,820,338
$ 985,085,701 $ 1,754,871,083 $ 502,610,113 $ 443,988,182 $ 1,093,110,089
85,172,629 180,727,957 51,149,559 44,951,920 76,707,289
12,226,774 5,349,408 322,510 434,940 765,543
97,399,403 186,077,365 51,472,069 45,386,860 77,472,832
$ 10 .12 $ 9 .43 $ 9 .76 $ 9 .78 $ 14 .11
$ 10 .04 $ 9 .40 $ 9 .73 $ 9 .79 $ 14 .13

18 - Statements of Assets and Liabilities - December 31, 2024 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 961,315,852
Investment securities of unaffiliated issuers, at value
*
91,278,942
Repurchase agreements, at value 5,747,112
Cash —
Deposits with broker for futures contracts —
Interest and dividends receivable 25,120
Security lending income receivable 1,645
Receivable for investments sold 1,374,471
Receivable for capital shares issued 4,311
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 769
Total Assets 1,059,748,222
Liabilities:
Payable for capital shares redeemed 1,378,690
Payable upon return of securities loaned (Note 2) 5,747,112
Accrued expenses and other payables:
Investment advisory fees 119,044
Fund administration fees 45,202
Distribution fees 229,046
Administrative servicing fees 139,821
Accounting and transfer agent fees 2,080
Trustee fees 15
Custodian fees 16,110
Compliance program costs (Note 3) 1,164
Professional fees 5,767
Printing fees 6,411
Other 12,787
Total Liabilities 7,703,249
Commitments and contingencies (Note 3) —
Net Assets $ 1,052,044,973
* Includes value of securities on loan (Note 2) 8,168,225
Cost of investment securities of affiliated issuers 916,061,904
Cost of investment securities of unaffiliated issuers 105,600,473
Cost of repurchase agreements 5,747,112
Represented by:
Capital $ 991,713,133
Total distributable earnings (loss) 60,331,840
Net Assets $ 1,052,044,973

Investor Destinations Funds - December 31, 2024 - Statements of Assets and Liabilities - 19
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 316,941,951 $ 787,092,463
59,642,113 114,328,026
— 204,950
26,883,427 70,906,878
558,743 3,540,475
134,747 310,754
882 3,825
133,753 1,053,264
1,038 1,038
57,722 358,934
16,245 24,540
322 867
404,370,943 977,826,014
172,235 1,106,101
— 204,950
52,491 127,717
32,835 43,797
87,046 211,322
52,030 124,919
805 1,997
92 44
4,088 10,390
444 1,082
4,444 5,703
12,755 6,336
4,654 11,711
423,919 1,856,069
— —
$ 403,947,024 $ 975,969,945
— 23,927,240
312,774,770 761,538,060
64,139,187 127,569,059
— 204,950
$ 414,375,713 $ 988,854,302
(10,428,689) (12,884,357)
$ 403,947,024 $ 975,969,945

20 - Statements of Assets and Liabilities - December 31, 2024 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
Net Assets:
Class I Shares $ —
Class II Shares 1,036,149,179
Class P Shares 15,895,794
Total $ 1,052,044,973
Shares Outstanding (unlimited number of shares authorized):
Class I Shares —
Class II Shares 74,952,138
Class P Shares 1,152,545
Total 76,104,683
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ —
Class II Shares $ 13 .82
Class P Shares $ 13 .79

Investor Destinations Funds - December 31, 2024 - Statements of Assets and Liabilities - 21
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 2,665,540 $ 7,411,610
401,281,484 968,558,335
— —
$ 403,947,024 $ 975,969,945
238,844 657,945
36,363,976 86,997,840
— —
36,602,820 87,655,785
$ 11 .16 $ 11 .26
$ 11 .04 $ 11 .13
$ — $ —

22 - Statements of Operations - For the Year Ended December 31, 2024 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 5,930,357
Dividend income from unaffiliated issuers 465,655
Income from securities lending (Note 2) 3,362
European Union tax reclaims (Note 2) —
Total Income 6,399,374
EXPENSES:
Investment advisory fees 509,281
Fund administration fees 127,723
Distribution fees Class II Shares 847,579
Distribution fees Class P Shares 131,810
Administrative servicing fees Class II Shares 508,553
Professional fees 24,383
Printing fees 3,992
Trustee fees 14,092
Accounting and transfer agent fees 2,601
Compliance program costs (Note 3) 1,705
European Union tax reclaims filing fees (Note 2) —
Other 7,916
Total Expenses 2,179,635
NET INVESTMENT INCOME 4,219,739
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 2,671,964
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 28,281,455
Transactions in investment securities of unaffiliated issuers (68,147)
Net realized gains (losses) 30,885,272
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 11,463,990
Investment securities of unaffiliated issuers 134,975
Net change in unrealized appreciation/depreciation 11,598,965
Net realized/unrealized gains (losses) 42,484,237
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 46,703,976

Investor Destinations Funds - For the Year Ended December 31, 2024 - Statements of Operations - 23
NVIT Investor
Destinations
Moderately
Aggressive Fund
NVIT Investor
Destinations
Moderate Fund
NVIT Investor
Destinations
Moderately
Conservative Fund
NVIT Investor
Destinations
Conservative Fund
NVIT Investor
Destinations
Balanced Fund
$ 17,340,134 $ 34,158,836 $ 11,587,063 $ 12,235,609 $ 23,183,960
1,690,065 8,843,625 3,873,773 3,991,780 6,894,800
12,763 34,011 10,947 8,739 21,357
— 1,141 — — —
19,042,962 43,037,613 15,471,783 16,236,128 30,100,117
1,303,481 2,386,279 693,896 616,961 1,511,220
259,576 439,319 158,373 145,599 294,074
2,212,454 4,468,168 1,326,966 1,175,923 2,877,811
294,249 120,845 7,453 10,545 28,392
1,327,485 2,680,927 796,187 705,561 1,726,703
44,499 71,925 29,200 27,265 49,961
7,026 17,132 5,486 4,885 8,717
35,859 65,534 18,932 16,817 41,350
5,951 10,528 3,353 3,041 6,520
4,366 7,997 2,330 2,070 5,066
— 45 — — —
21,074 40,132 12,161 11,508 26,318
5,516,020 10,308,831 3,054,337 2,720,175 6,576,132
13,526,942 32,728,782 12,417,446 13,515,953 23,523,985
5,261,670 5,794,635 1,109,059 347,591 2,974,033
63,843,246 94,418,778 19,036,182 8,783,202 49,334,564
472,742 (262,809) (418,517) (2,200,870) 1,535,156
69,577,658 99,950,604 19,726,724 6,929,923 53,843,753
23,900,275 32,532,884 1,237,668 (1,882,799) 15,050,014
312,757 (4,183,179) (924,142) (268,492) (3,870,946)
24,213,032 28,349,705 313,526 (2,151,291) 11,179,068
93,790,690 128,300,309 20,040,250 4,778,632 65,022,821
$ 107,317,632 $ 161,029,091 $ 32,457,696 $ 18,294,585 $ 88,546,806

24 - Statements of Operations - For the Year Ended December 31, 2024 - Investor Destinations Funds
The accompanying notes are an integral part of these financial statements.
NVIT Investor
Destinations Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 19,024,053
Dividend income from unaffiliated issuers 3,550,307
Income from securities lending (Note 2) 16,873
Interest income (unaffiliated) —
Total Income 22,591,233
EXPENSES:
Investment advisory fees 1,435,874
Fund administration fees 281,558
Distribution fees Class II Shares 2,719,335
Distribution fees Class P Shares 41,971
Administrative servicing fees Class I Shares —
Administrative servicing fees Class II Shares 1,631,617
Professional fees 48,066
Printing fees 6,706
Trustee fees 39,407
Accounting and transfer agent fees 6,271
Compliance program costs (Note 3) 4,810
Other 24,060
Total expenses before expenses reimbursed 6,239,675
Expenses reimbursed by adviser (Note 3) —
Net Expenses 6,239,675
NET INVESTMENT INCOME 16,351,558
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 4,356,267
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 73,121,775
Transactions in investment securities of unaffiliated issuers (563,268)
Expiration or closing of futures contracts (Note 2) —
Net realized gains (losses) 76,914,774
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 18,647,271
Investment securities of unaffiliated issuers (646,075)
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation 18,001,196
Net realized/unrealized gains (losses) 94,915,970
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 111,267,528

Investor Destinations Funds - For the Year Ended December 31, 2024 - Statements of Operations - 25
NVIT Investor
Destinations
Managed Growth &
Income Fund
NVIT Investor
Destinations
Managed Growth
Fund
$ 7,876,723 $ 17,446,076
2,328,010 4,537,965
7,733 15,913
1,180,851 3,204,257
11,393,317 25,204,211
627,814 1,552,451
133,504 266,546
1,040,477 2,570,288
— —
3,521 10,263
624,292 1,542,188
25,117 45,442
4,674 9,470
14,953 36,873
2,472 5,734
1,826 4,517
8,687 22,955
2,487,337 6,066,727
(190,333) (285,720)
2,297,004 5,781,007
9,096,313 19,423,204
1,018,858 2,974,971
16,187,416 48,843,534
486,636 (571,975)
4,425,797 18,495,866
22,118,707 69,742,396
4,243,750 17,309,292
(1,127,979) (1,784,242)
(3,523,178) (11,951,147)
(407,407) 3,573,903
21,711,300 73,316,299
$ 30,807,613 $ 92,739,503

The accompanying notes are an integral part of these financial statements.
26 - Statements of Changes in Net Assets - December 31, 2024 - Investor Destinations Funds
NVIT Investor Destinations Aggressive Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 4,219,739 $ 2,524,339
Net realized gains (losses) 30,885,272 (19,273,102)
Net change in unrealized appreciation/depreciation 11,598,965 77,580,677
Change in net assets resulting from operations 46,703,976 60,831,914
Distributions to Shareholders From:
Distributable earnings:
Class II — (3,462,843)
Class P — (481,273)
Change in net assets from shareholder distributions — (3,944,116)
Change in net assets from capital transactions (25,466,075) (8,003,606)
Change in net assets 21,237,901 48,884,192
Net Assets:
Beginning of year 370,172,543 321,288,351
End of year $ 391,410,444 $ 370,172,543
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 23,771,344 $ 19,180,986
Dividends reinvested — 3,462,843
Cost of shares redeemed (50,765,189) (34,326,594)
Total Class II Shares (26,993,845) (11,682,765)
Class P Shares
Proceeds from shares issued 4,087,844 5,062,081
Dividends reinvested — 481,273
Cost of shares redeemed (2,560,074) (1,864,195)
Total Class P Shares 1,527,770 3,679,159
Change in net assets from capital transactions $ (25,466,075) $ (8,003,606)
SHARE TRANSACTIONS:
Class II Shares
Issued 2,164,767 2,046,479
Reinvested — 364,510
Redeemed (4,538,572) (3,673,007)
Total Class II Shares (2,373,805) (1,262,018)
Class P Shares
Issued 365,873 543,515
Reinvested — 50,982
Redeemed (232,555) (200,541)
Total Class P Shares 133,318 393,956
Total change in shares (2,240,487) (868,062)

Investor Destinations Funds - December 31, 2024 - Statements of Changes in Net Assets - 27
NVIT Investor Destinations Moderately
Aggressive Fund NVIT Investor Destinations Moderate Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 13,526,942 $ 8,788,471 $ 32,728,782 $ 24,327,666
69,577,658 (50,196,345) 99,950,604 (85,011,880)
24,213,032 197,956,499 28,349,705 314,191,292
107,317,632 156,548,625 161,029,091 253,507,078
— (9,110,730) — —
— (1,079,713) — —
— (10,190,443) — —
(109,887,659) (74,822,432) (268,253,259) (232,678,067)
(2,570,027) 71,535,750 (107,224,168) 20,829,011
987,655,728 916,119,978 1,862,095,251 1,841,266,240
$ 985,085,701 $ 987,655,728 $ 1,754,871,083 $ 1,862,095,251
$ 19,435,329 $ 24,630,345 $ 15,086,181 $ 16,311,593
— 9,110,730 — —
(131,229,593) (112,987,976) (283,835,043) (249,604,572)
(111,794,264) (79,246,901) (268,748,862) (233,292,979)
5,206,063 7,342,080 3,464,360 4,760,892
— 1,079,713 — —
(3,299,458) (3,997,324) (2,968,757) (4,145,980)
1,906,605 4,424,469 495,603 614,912
$ (109,887,659) $ (74,822,432) $ (268,253,259) $ (232,678,067)
1,993,225 2,926,787 1,666,449 2,034,012
— 1,071,851 — —
(13,484,052) (13,411,188) (30,999,859) (31,089,554)
(11,490,827) (9,412,550) (29,333,410) (29,055,542)
533,494 884,198 378,871 592,769
— 128,384 — —
(339,188) (479,977) (328,148) (503,800)
194,306 532,605 50,723 88,969
(11,296,521) (8,879,945) (29,282,687) (28,966,573)

The accompanying notes are an integral part of these financial statements.
28 - Statements of Changes in Net Assets - December 31, 2024 - Investor Destinations Funds
NVIT Investor Destinations Moderately
Conservative Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 12,417,446 $ 10,574,595
Net realized gains (losses) 19,726,724 (21,905,285)
Net change in unrealized appreciation/depreciation 313,526 71,132,403
Change in net assets resulting from operations 32,457,696 59,801,713
Change in net assets from capital transactions (80,994,484) (86,362,888)
Change in net assets (48,536,788) (26,561,175)
Net Assets:
Beginning of year 551,146,901 577,708,076
End of year $ 502,610,113 $ 551,146,901
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 10,509,619 $ 15,483,509
Dividends reinvested — —
Cost of shares redeemed (91,555,641) (101,745,169)
Total Class II Shares (81,046,022) (86,261,660)
Class P Shares
Proceeds from shares issued 351,071 254,548
Dividends reinvested — —
Cost of shares redeemed (299,533) (355,776)
Total Class P Shares 51,538 (101,228)
Change in net assets from capital transactions $ (80,994,484) $ (86,362,888)
SHARE TRANSACTIONS:
Class II Shares
Issued 1,094,927 1,787,364
Reinvested — —
Redeemed (9,555,860) (11,745,579)
Total Class II Shares (8,460,933) (9,958,215)
Class P Shares
Issued 36,594 29,383
Reinvested — —
Redeemed (31,809) (41,548)
Total Class P Shares 4,785 (12,165)
Total change in shares (8,456,148) (9,970,380)

Investor Destinations Funds - December 31, 2024 - Statements of Changes in Net Assets - 29
NVIT Investor Destinations Conservative
Fund NVIT Investor Destinations Balanced Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 13,515,953 $ 12,836,259 $ 23,523,985 $ 19,425,888
6,929,923 (17,070,498) 53,843,753 (49,659,177)
(2,151,291) 44,451,224 11,179,068 178,282,303
18,294,585 40,216,985 88,546,806 148,049,014
(77,694,584) (82,372,104) (207,719,598) (151,651,020)
(59,399,999) (42,155,119) (119,172,792) (3,602,006)
503,388,181 545,543,300 1,212,282,881 1,215,884,887
$ 443,988,182 $ 503,388,181 $ 1,093,110,089 $ 1,212,282,881
$ 38,923,030 $ 34,242,261 $ 3,023,774 $ 3,341,568
— — — —
(116,524,814) (116,985,982) (209,696,100) (153,806,829)
(77,601,784) (82,743,721) (206,672,326) (150,465,261)
262,931 594,484 1,142,784 936,081
— — — —
(355,731) (222,867) (2,190,056) (2,121,840)
(92,800) 371,617 (1,047,272) (1,185,759)
$ (77,694,584) $ (82,372,104) $ (207,719,598) $ (151,651,020)
4,015,205 3,804,446 220,953 273,796
— — — —
(12,069,420) (12,985,070) (15,283,098) (12,552,520)
(8,054,215) (9,180,624) (15,062,145) (12,278,724)
27,396 66,157 81,900 76,854
— — — —
(37,074) (24,752) (154,743) (173,703)
(9,678) 41,405 (72,843) (96,849)
(8,063,893) (9,139,219) (15,134,988) (12,375,573)

The accompanying notes are an integral part of these financial statements.
30 - Statements of Changes in Net Assets - December 31, 2024 - Investor Destinations Funds
NVIT Investor Destinations Capital
Appreciation Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 16,351,558 $ 11,541,872
Net realized gains (losses) 76,914,774 (53,850,059)
Net change in unrealized appreciation/depreciation 18,001,196 209,885,506
Change in net assets resulting from operations 111,267,528 167,577,319
Distributions to Shareholders From:
Distributable earnings:
Class II — (1,039,435)
Class P — (14,635)
Change in net assets from shareholder distributions — (1,054,070)
Change in net assets from capital transactions (180,967,771) (137,837,793)
Change in net assets (69,700,243) 28,685,456
Net Assets:
Beginning of year 1,121,745,216 1,093,059,760
End of year $ 1,052,044,973 $ 1,121,745,216
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class I Shares — —
Class II Shares
Proceeds from shares issued 947,592 3,635,741
Dividends reinvested — 1,039,435
Cost of shares redeemed (179,794,950) (141,881,580)
Total Class II Shares (178,847,358) (137,206,404)
Class P Shares
Proceeds from shares issued 883,235 1,069,264
Dividends reinvested — 14,635
Cost of shares redeemed (3,003,648) (1,715,288)
Total Class P Shares (2,120,413) (631,389)
Change in net assets from capital transactions $ (180,967,771) $ (137,837,793)

Investor Destinations Funds - December 31, 2024 - Statements of Changes in Net Assets - 31
NVIT Investor Destinations Managed Growth
& Income Fund
NVIT Investor Destinations Managed Growth
Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 9,096,313 $ 7,276,118 $ 19,423,204 $ 15,406,947
22,118,707 (20,087,380) 69,742,396 (65,149,477)
(407,407) 59,831,607 3,573,903 174,710,026
30,807,613 47,020,345 92,739,503 124,967,496
— — — —
— — — —
— — — —
(46,290,503) (37,906,467) (161,846,374) (108,079,500)
(15,482,890) 9,113,878 (69,106,871) 16,887,996
419,429,914 410,316,036 1,045,076,816 1,028,188,820
$ 403,947,024 $ 419,429,914 $ 975,969,945 $ 1,045,076,816
$ 522,928 $ 388,036 $ 965,311 $ 778,998
— — — —
(130,413) (271,864) (217,990) (261,343)
392,515 116,172 747,321 517,655
7,390,735 5,563,844 6,390,916 4,004,934
— — — —
(54,073,753) (43,586,483) (168,984,611) (112,602,089)
(46,683,018) (38,022,639) (162,593,695) (108,597,155)
— — — —
— — — —
— — — —
— — — —
$ (46,290,503) $ (37,906,467) $ (161,846,374) $ (108,079,500)

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - December 31, 2024 - Investor Destinations Funds
NVIT Investor Destinations Capital
Appreciation Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class I Shares — —
Class II Shares
Issued 70,866 318,016
Reinvested — 88,613
Redeemed (13,470,150) (12,303,356)
Total Class II Shares (13,399,284) (11,896,727)
Class P Shares
Issued 65,916 92,857
Reinvested — 1,253
Redeemed (218,787) (148,358)
Total Class P Shares (152,871) (54,248)
Total change in shares (13,552,155) (11,950,975)

Investor Destinations Funds - December 31, 2024 - Statements of Changes in Net Assets - 33
NVIT Investor Destinations Managed Growth
& Income Fund
NVIT Investor Destinations Managed Growth
Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
47,144 40,265 86,824 81,155
— — — —
(11,872) (28,098) (19,827) (27,413)
35,272 12,167 66,997 53,742
684,475 574,860 579,920 423,270
— — — —
(4,998,082) (4,540,077) (15,490,218) (11,861,089)
(4,313,607) (3,965,217) (14,910,298) (11,437,819)
— — — —
— — — —
— — — —
— — — —
(4,278,335) (3,953,050) (14,843,301) (11,384,077)

34 - Financial Highlights - December 31, 2024 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2024 $ 10.21 $ 0.12 $ 1.17 $ 1.29 $ — $ — $ — $ 11.50 12.63% $ 335,678 0.58% 1.05% 0.58% 65.50%
12/31/2023 8.65 0.07 1.60 1.67 — (0.11) (0.11) 10.21 19.38% 322,138 0.58% 0.71% 0.58% 32.02%
12/31/2022 14.81 0.08 (2.87) (2.79) — (3.37) (3.37) 8.65 (18.89)% 284,010 0.59% 0.67% 0.59% 21.13%
12/31/2021 13.05 0.43 1.59 2.02 (0.02) (0.24) (0.26) 14.81 15.50% 358,122 0.58% 2.99% 0.58% 61.15%
12/31/2020 12.40 0.18 1.30 1.48 (0.03) (0.80) (0.83) 13.05 12.82% 296,578 0.59% 1.53% 0.59% 15.71%
Class P Shares
12/31/2024 10.15 0.14 1.16 1.30 — — — 11.45 12.81% 55,732 0.43% 1.25% 0.43% 65.50%
12/31/2023 8.59 0.09 1.58 1.67 — (0.11) (0.11) 10.15 19.52% 48,034 0.43% 0.92% 0.43% 32.02%
12/31/2022 14.72 0.10 (2.86) (2.76) — (3.37) (3.37) 8.59 (18.77)% 37,279 0.44% 0.86% 0.44% 21.13%
12/31/2021 12.96 0.45 1.58 2.03 (0.03) (0.24) (0.27) 14.72 15.74% 40,988 0.43% 3.18% 0.43% 61.15%
12/31/2020 12.30 0.20 1.29 1.49 (0.03) (0.80) (0.83) 12.96 13.00% 33,465 0.44% 1.75% 0.44% 15.71%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destinations Fund - December 31, 2024 - Financial Highlights - 35
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2024 $ 9.10 $ 0.13 $ 0.89 $ 1.02 $ — $ — $ — $ 10.12 11.21% $ 862,310 0.57% 1.32% 0.57% 59.00%
12/31/2023 7.80 0.08 1.31 1.39 — (0.09) (0.09) 9.10 17.93% 879,263 0.57% 0.90% 0.57% 26.42%
12/31/2022 14.70 0.08 (2.75) (2.67) — (4.23) (4.23) 7.80 (18.28)% 827,408 0.57% 0.77% 0.57% 16.14%
12/31/2021 13.15 0.40 1.39 1.79 (0.02) (0.22) (0.24) 14.70 13.63% 1,099,938 0.57% 2.85% 0.57% 59.87%
12/31/2020 12.51 0.18 1.27 1.45 (0.03) (0.78) (0.81) 13.15 12.33% 1,034,734 0.58% 1.49% 0.58% 13.54%
Class P Shares
12/31/2024 9.01 0.15 0.88 1.03 — — — 10.04 11.43% 122,776 0.42% 1.55% 0.42% 59.00%
12/31/2023 7.71 0.09 1.30 1.39 — (0.09) (0.09) 9.01 18.14% 108,393 0.42% 1.12% 0.42% 26.42%
12/31/2022 14.58 0.11 (2.75) (2.64) — (4.23) (4.23) 7.71 (18.23)% 88,712 0.42% 0.98% 0.42% 16.14%
12/31/2021 13.04 0.44 1.36 1.80 (0.04) (0.22) (0.26) 14.58 13.84% 104,200 0.42% 3.14% 0.42% 59.87%
12/31/2020 12.39 0.21 1.25 1.46 (0.03) (0.78) (0.81) 13.04 12.53% 89,662 0.43% 1.75% 0.43% 13.54%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

36 - Financial Highlights - December 31, 2024 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2024 $ 8.65 $ 0.16 $ 0.62 $ 0.78 $ — $ — $ — $ 9.43 9.02% $ 1,704,568 0.57% 1.78% 0.57% 51.63%
12/31/2023 7.54 0.11 1.00 1.11 — — — 8.65 14.72% 1,816,480 0.57% 1.31% 0.57% 18.91%
12/31/2022 13.14 0.10 (2.26) (2.16) — (3.44) (3.44) 7.54 (16.55)% 1,802,235 0.57% 1.01% 0.57% 12.51%
12/31/2021 12.07 0.33 0.91 1.24 (0.02) (0.15) (0.17) 13.14 10.31% 2,427,562 0.57% 2.61% 0.57% 50.07%
12/31/2020 11.60 0.18 0.97 1.15 (0.02) (0.66) (0.68) 12.07 10.34% 2,461,085 0.57% 1.56% 0.57% 12.14%
Class P Shares
12/31/2024 8.61 0.18 0.61 0.79 — — — 9.40 9.18% 50,303 0.42% 2.02% 0.42% 51.63%
12/31/2023 7.49 0.12 1.00 1.12 — — — 8.61 14.95% 45,615 0.42% 1.56% 0.42% 18.91%
12/31/2022 13.07 0.12 (2.26) (2.14) — (3.44) (3.44) 7.49 (16.49)% 39,031 0.42% 1.22% 0.42% 12.51%
12/31/2021 12.02 0.39 0.86 1.25 (0.05) (0.15) (0.20) 13.07 10.44% 45,364 0.42% 3.08% 0.42% 50.07%
12/31/2020 11.53 0.22 0.95 1.17 (0.02) (0.66) (0.68) 12.02 10.59% 34,383 0.42% 1.98% 0.42% 12.14%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destinations Fund - December 31, 2024 - Financial Highlights - 37
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2024 $ 9.20 $ 0.22 $ 0.34 $ 0.56 $ — $ — $ — $ 9.76 6.09% $ 499,472 0.57% 2.32% 0.57% 40.85%
12/31/2023 8.27 0.16 0.77 0.93 — — — 9.20 11.25% 548,239 0.57% 1.88% 0.57% 14.63%
12/31/2022 11.88 0.14 (1.84) (1.70) — (1.91) (1.91) 8.27 (14.39)% 574,999 0.58% 1.42% 0.58% 13.53%
12/31/2021 11.25 0.26 0.49 0.75 (0.02) (0.10) (0.12) 11.88 6.71% 771,094 0.58% 2.24% 0.58% 34.00%
12/31/2020 10.68 0.16 0.73 0.89 (0.01) (0.31) (0.32) 11.25 8.55% 809,718 0.58% 1.54% 0.58% 14.41%
Class P Shares
12/31/2024 9.15 0.25 0.33 0.58 — — — 9.73 6.34% 3,138 0.42% 2.62% 0.42% 40.85%
12/31/2023 8.21 0.18 0.76 0.94 — — — 9.15 11.45% 2,908 0.42% 2.11% 0.42% 14.63%
12/31/2022 11.80 0.17 (1.85) (1.68) — (1.91) (1.91) 8.21 (14.34)% 2,709 0.43% 1.68% 0.43% 13.53%
12/31/2021 11.18 0.28 0.49 0.77 (0.05) (0.10) (0.15) 11.80 6.87% 2,985 0.43% 2.45% 0.43% 34.00%
12/31/2020 10.60 0.19 0.71 0.90 (0.01) (0.31) (0.32) 11.18 8.71% 2,818 0.43% 1.83% 0.43% 14.41%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

38 - Financial Highlights - December 31, 2024 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2024 $ 9.42 $ 0.27 $ 0.09 $ 0.36 $ — $ — $ — $ 9.78 3.82% $ 439,731 0.57% 2.85% 0.57% 36.09%
12/31/2023 8.72 0.22 0.48 0.70 — — — 9.42 8.03% 499,205 0.58% 2.44% 0.58% 14.13%
12/31/2022 10.74 0.16 (1.46) (1.30) — (0.72) (0.72) 8.72 (12.19)% 542,037 0.58% 1.69% 0.58% 17.41%
12/31/2021 10.54 0.20 0.09 0.29 (0.02) (0.07) (0.09) 10.74 2.75% 698,366 0.58% 1.86% 0.58% 25.65%
12/31/2020 9.98 0.17 0.50 0.67 (0.01) (0.10) (0.11) 10.54 6.71% 790,805 0.58% 1.66% 0.58% 22.58%
Class P Shares
12/31/2024 9.41 0.30 0.08 0.38 — — — 9.79 4.04% 4,257 0.42% 3.10% 0.42% 36.09%
12/31/2023 8.70 0.25 0.46 0.71 — — — 9.41 8.16% 4,184 0.43% 2.79% 0.43% 14.13%
12/31/2022 10.70 0.18 (1.46) (1.28) — (0.72) (0.72) 8.70 (12.04)% 3,506 0.43% 1.84% 0.43% 17.41%
12/31/2021 10.51 0.21 0.09 0.30 (0.04) (0.07) (0.11) 10.70 2.85% 4,493 0.43% 2.02% 0.43% 25.65%
12/31/2020 9.93 0.18 0.51 0.69 (0.01) (0.10) (0.11) 10.51 6.95% 4,515 0.43% 1.82% 0.43% 22.58%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destinations Fund - December 31, 2024 - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Balanced Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2024 $ 13.09 $ 0.28 $ 0.74 $ 1.02 $ — $ — $ — $ 14.11 7.79% $ 1,082,290 0.57% 2.02% 0.57% 46.21%
12/31/2023 11.58 0.20 1.31 1.51 — — — 13.09 13.04% 1,201,305 0.57% 1.60% 0.57% 16.90%
12/31/2022 17.34 0.17 (2.75) (2.58) — (3.18) (3.18) 11.58 (14.99)% 1,205,067 0.57% 1.19% 0.57% 13.14%
12/31/2021 16.20 0.38 0.95 1.33 (0.03) (0.16) (0.19) 17.34 8.24% 1,567,915 0.57% 2.26% 0.57% 41.04%
12/31/2020 15.26 0.24 1.16 1.40 (0.02) (0.44) (0.46) 16.20 9.41% 1,620,709 0.57% 1.61% 0.57% 14.53%
Class P Shares
12/31/2024 13.09 0.30 0.74 1.04 — — — 14.13 7.95% 10,820 0.42% 2.21% 0.42% 46.21%
12/31/2023 11.57 0.22 1.30 1.52 — — — 13.09 13.14% 10,977 0.42% 1.82% 0.42% 16.90%
12/31/2022 17.30 0.20 (2.75) (2.55) — (3.18) (3.18) 11.57 (14.84)% 10,818 0.42% 1.41% 0.42% 13.14%
12/31/2021 16.16 0.43 0.93 1.36 (0.06) (0.16) (0.22) 17.30 8.45% 12,255 0.42% 2.51% 0.42% 41.04%
12/31/2020 15.21 0.29 1.12 1.41 (0.02) (0.44) (0.46) 16.16 9.50% 11,365 0.42% 1.91% 0.42% 14.53%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

40 - Financial Highlights - December 31, 2024 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Capital Appreciation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2024 $ 12.51 $ 0.20 $ 1.11 $ 1.31 $ — $ — $ — $ 13.82 10.47% $ 1,036,149 0.57% 1.48% 0.57% 55.20%
12/31/2023 10.76 0.12 1.64 1.76 — (0.01) (0.01) 12.51 16.38% 1,105,475 0.57% 1.04% 0.57% 19.54%
12/31/2022 20.21 0.13 (3.65) (3.52) — (5.93) (5.93) 10.76 (17.57)% 1,078,510 0.57% 0.89% 0.57% 12.44%
12/31/2021 18.32 0.51 1.71 2.22 (0.03) (0.30) (0.33) 20.21 12.16% 1,467,723 0.57% 2.60% 0.57% 55.36%
12/31/2020 17.45 0.26 1.66 1.92 (0.03) (1.02) (1.05) 18.32 11.62% 1,462,628 0.57% 1.52% 0.57% 12.84%
Class P Shares
12/31/2024 12.46 0.22 1.11 1.33 — — — 13.79 10.67% 15,896 0.42% 1.62% 0.42% 55.20%
12/31/2023 10.70 0.14 1.63 1.77 — (0.01) (0.01) 12.46 16.56% 16,271 0.42% 1.25% 0.42% 19.54%
12/31/2022 20.12 0.16 (3.65) (3.49) — (5.93) (5.93) 10.70 (17.50)% 14,549 0.42% 1.09% 0.42% 12.44%
12/31/2021 18.24 0.59 1.66 2.25 (0.07) (0.30) (0.37) 20.12 12.38% 17,656 0.42% 3.01% 0.42% 55.36%
12/31/2020 17.35 0.33 1.61 1.94 (0.03) (1.02) (1.05) 18.24 11.80% 14,683 0.42% 1.96% 0.42% 12.84%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destinations Fund - December 31, 2024 - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Managed Growth & Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2024 $ 10.35 $ 0.29 $ 0.52 $ 0.81 $ — $ — $ — $ 11.16 7.83% $ 2,666 0.30% 2.62% 0.35% 52.20%
12/31/2023 9.21 0.21 0.93 1.14 — — — 10.35 12.38% 2,107 0.30% 2.15% 0.35% 24.34%
12/31/2022 12.00 0.16 (1.81) (1.65) — (1.14) (1.14) 9.21 (13.87)% 1,763 0.30% 1.58% 0.35% 15.70%
12/31/2021 11.45 0.30 0.58 0.88 (0.05) (0.28) (0.33) 12.00 7.72% 1,673 0.30% 2.56% 0.35% 45.26%
12/31/2020 11.06 0.21 0.31 0.52 (0.01) (0.12) (0.13) 11.45 4.83% 1,402 0.30% 1.91% 0.35% 13.58%
Class II Shares
12/31/2024 10.26 0.23 0.55 0.78 — — — 11.04 7.60% 401,281 0.55% 2.17% 0.60% 52.20%
12/31/2023 9.15 0.17 0.94 1.11 — — — 10.26 12.13% 417,323 0.55% 1.77% 0.60% 24.34%
12/31/2022 11.97 0.13 (1.81) (1.68) — (1.14) (1.14) 9.15 (14.17)% 408,553 0.55% 1.23% 0.60% 15.70%
12/31/2021 11.41 0.26 0.60 0.86 (0.02) (0.28) (0.30) 11.97 7.57% 510,651 0.55% 2.23% 0.60% 45.26%
12/31/2020 11.05 0.17 0.32 0.49 (0.01) (0.12) (0.13) 11.41 4.56% 494,836 0.55% 1.54% 0.60% 13.58%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

42 - Financial Highlights - December 31, 2024 - Investor Destinations Fund
The accompanying notes are an integral part of these financial statements.
NVIT Investor Destinations Managed Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2024 $ 10.29 $ 0.25 $ 0.72 $ 0.97 $ — $ — $ — $ 11.26 9.43% $ 7,412 0.31% 2.27% 0.34% 54.81%
12/31/2023 9.09 0.18 1.02 1.20 — — — 10.29 13.20% 6,081 0.31% 1.85% 0.34% 25.48%
12/31/2022 12.96 0.16 (2.06) (1.90) — (1.97) (1.97) 9.09 (14.96)% 4,883 0.31% 1.43% 0.34% 14.73%
12/31/2021 12.01 0.36 1.12 1.48 (0.06) (0.47) (0.53) 12.96 12.34% 4,793 0.31% 2.81% 0.34% 51.90%
12/31/2020 11.49 0.21 0.53 0.74 (0.01) (0.21) (0.22) 12.01 6.59% 3,608 0.31% 1.88% 0.35% 13.50%
Class II Shares
12/31/2024 10.20 0.20 0.73 0.93 — — — 11.13 9.12% 968,558 0.56% 1.87% 0.59% 54.81%
12/31/2023 9.03 0.14 1.03 1.17 — — — 10.20 12.96% 1,038,996 0.56% 1.50% 0.59% 25.48%
12/31/2022 12.92 0.12 (2.04) (1.92) — (1.97) (1.97) 9.03 (15.16)% 1,023,306 0.56% 1.06% 0.59% 14.73%
12/31/2021 11.98 0.30 1.13 1.43 (0.02) (0.47) (0.49) 12.92 12.01% 1,286,826 0.56% 2.38% 0.59% 51.90%
12/31/2020 11.49 0.17 0.54 0.71 (0.01) (0.21) (0.22) 11.98 6.33% 1,210,471 0.56% 1.49% 0.60% 13.50%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Investor Destinations Funds - December 31, 2024 - Notes to Financial Statements - 43
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2024, the Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Investor Destinations Aggressive Fund ("Investor Destinations Aggressive")
NVIT Investor Destinations Moderately Aggressive Fund ("Investor Destinations Moderately Aggressive")
NVIT Investor Destinations Moderate Fund ("Investor Destinations Moderate")
NVIT Investor Destinations Moderately Conservative Fund ("Investor Destinations Moderately Conservative")
NVIT Investor Destinations Conservative Fund ("Investor Destinations Conservative")
NVIT Investor Destinations Balanced Fund ("Investor Destinations Balanced")
NVIT Investor Destinations Capital Appreciation Fund ("Investor Destinations Capital Appreciation")
NVIT Investor Destinations Managed Growth & Income Fund ("Investor Destinations Managed Growth & Income")
NVIT Investor Destinations Managed Growth Fund ("Investor Destinations Managed Growth")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC. Shares of Investor
Destinations Moderate and Investor Destinations Capital Appreciation are also held by other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“NMF”) (together, the “Underlying
Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds, as applicable, currently offer Class I, Class II and Class P shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

44 - Notes to Financial Statements - December 31, 2024 - Investor Destinations Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other series of the Trust and other series of NMF (together, the “series of the Trusts”), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each
Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2024. Please refer to the Statements of Investments for additional information on portfolio holdings.
Investor Destinations Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 16,424,452 $ – $ – $ 16,424,452
Investment Companies 375,186,064 – – 375,186,064
Short-Term Investment 35,800 – – 35,800
Total $ 391,646,316 $ – $ – $ 391,646,316
Investor Destinations Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 41,133,503 $ – $ – $ 41,133,503
Investment Companies 941,416,636 – – 941,416,636
Repurchase Agreement – 257,600 – 257,600
Short-Term Investment 3,067,880 – – 3,067,880
Total $ 985,618,019 $ 257,600 $ – $ 985,875,619

Investor Destinations Funds - December 31, 2024 - Notes to Financial Statements - 45
Investor Destinations Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 163,673,575 $ – $ – $ 163,673,575
Investment Companies 1,534,282,051 – – 1,534,282,051
Repurchase Agreements – 1,682,100 – 1,682,100
Short-Term Investment 57,666,073 – – 57,666,073
Total $ 1,755,621,699 $ 1,682,100 $ – $ 1,757,303,799
Investor Destinations Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 57,186,135 $ – $ – $ 57,186,135
Investment Companies 415,275,050 – – 415,275,050
Repurchase Agreements – 4,772,250 – 4,772,250
Short-Term Investment 30,338,037 – – 30,338,037
Total $ 502,799,222 $ 4,772,250 $ – $ 507,571,472
Investor Destinations Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 58,787,899 $ – $ – $ 58,787,899
Investment Companies 356,647,350 – – 356,647,350
Short-Term Investment 28,865,040 – – 28,865,040
Total $ 444,300,289 $ – $ – $ 444,300,289
Investor Destinations Balanced
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 126,185,125 $ – $ – $ 126,185,125
Investment Companies 920,512,029 – – 920,512,029
Short-Term Investment 46,836,339 – – 46,836,339
Total $ 1,093,533,493 $ – $ – $ 1,093,533,493
Investor Destinations Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 84,768,636 $ – $ – $ 84,768,636
Investment Companies 961,315,852 – – 961,315,852
Repurchase Agreements – 5,747,112 – 5,747,112
Short-Term Investment 6,510,306 – – 6,510,306
Total $ 1,052,594,794 $ 5,747,112 $ – $ 1,058,341,906
Investor Destinations Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 43,368,734 $ – $ – $ 43,368,734
Investment Companies 316,941,951 – – 316,941,951

46 - Notes to Financial Statements - December 31, 2024 - Investor Destinations Funds
For additional information about each unaffiliated Underlying Fund's valuation policies, please refer to the unaffiliated Underlying
Fund’s most recent annual or semiannual report.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2024, the Funds did not have overdrawn balances.
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Investor Destinations Managed Growth & Income and Investor Destinations
Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, each Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with
Level 1 Level 2 Level 3 Total
Assets:
Short-Term Investment $ 16,273,379 $ – $ – $ 16,273,379
Total Assets $ 376,584,064 $ – $ – $ 376,584,064
Liabilities:
Futures Contracts# $ (331,233) $ – $ – $ (331,233)
Total Liabilities $ (331,233) $ – $ – $ (331,233)
Total $ 376,252,831 $ – $ – $ 376,252,831
Investor Destinations Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 84,667,919 $ – $ – $ 84,667,919
Investment Companies 787,092,463 – – 787,092,463
Repurchase Agreement – 204,950 – 204,950
Short-Term Investment 29,660,107 – – 29,660,107
Total Assets $ 901,420,489 $ 204,950 $ – $ 901,625,439
Liabilities:
Futures Contracts# $ (1,983,834) $ – $ – $ (1,983,834)
Total Liabilities $ (1,983,834) $ – $ – $ (1,983,834)
Total $ 899,436,655 $ 204,950 $ – $ 899,641,605
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

Investor Destinations Funds - December 31, 2024 - Notes to Financial Statements - 47
NFA’s view of current equity market conditions. Through the use of these futures contracts, each Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2024:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2024:
Investor Destinations Managed Growth & Income
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (331,233)
Total $ (331,233)
Investor Destinations Managed Growth
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (1,983,834)
Total $ (1,983,834)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
Investor Destinations Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 4,425,797
Total $ 4,425,797

48 - Notes to Financial Statements - December 31, 2024 - Investor Destinations Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2024:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2024:
(d) Securities Lending
During the year ended December 31, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
Investor Destinations Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 18,495,866
Total $ 18,495,866
Investor Destinations Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (3,523,178)
Total $ (3,523,178)
Investor Destinations Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (11,951,147)
Total $ (11,951,147)
Investor Destinations Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $ 64,640,252
Investor Destinations Managed Growth
Futures Contracts:
Average Notional Balance Long $ 248,419,887

Investor Destinations Funds - December 31, 2024 - Notes to Financial Statements - 49
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(e) Joint Repurchase Agreements
During the year ended December 31, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Investor Destinations Moderately Aggressive $ 257,600
Investor Destinations Moderate 1,682,100
Investor Destinations Moderately Conservative 4,772,250
Investor Destinations Capital Appreciation 5,747,112
Investor Destinations Managed Growth 204,950
As of December 31, 2024, the joint repos on a gross basis were as follows:
Bank of America NA, 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $82,020,272, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 4.00%, maturing 2/1/2047 - 1/1/2048; total market value $83,640,000.
Cantor Fitzgerald & Co., 4.52%, dated 12/31/2024, due 1/2/2025, repurchase price $190,102,871, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.19% - 9.00%, maturing 2/1/2025 - 8/20/2074; total market value
$193,856,249.

50 - Notes to Financial Statements - December 31, 2024 - Investor Destinations Funds
As of December 31, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
CF Secured, LLC, 4.47%, dated 12/31/2024, due 1/2/2025, repurchase price $60,014,900, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.36%, maturing 1/7/2025 - 2/20/2073; total market value $61,215,215.
Investor Destinations Moderately Aggressive
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 257,600 $ – $ 257,600 $ (257,600) $ –
Total $ 257,600 $ – $ 257,600 $ (257,600) $ –
Investor Destinations Moderate
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 500,000 $ – $ 500,000 $ (500,000) $ –
Cantor Fitzgerald &
Co. 1,182,100 – 1,182,100 (1,182,100) –
Total $ 1,682,100 $ – $ 1,682,100 $ (1,682,100) $ –
Investor Destinations Moderately Conservative
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 2,772,250 $ – $ 2,772,250 $ (2,772,250) $ –
CF Secured, LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 4,772,250 $ – $ 4,772,250 $ (4,772,250) $ –

Investor Destinations Funds - December 31, 2024 - Notes to Financial Statements - 51
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2024 are primarily attributable to investments in regulated investment companies, and consent dividends. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.
The temporary differences as of December 31, 2024 may primarily be attributable to outstanding wash sale loss deferrals, mark-
to-market adjustments on futures, and outstanding straddle loss deferrals. These reclassifications have no effect upon the NAV
Investor Destinations Capital Appreciation
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 747,112 $ – $ 747,112 $ (747,112) $ –
CF Secured, LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 5,747,112 $ – $ 5,747,112 $ (5,747,112) $ –
Investor Destinations Managed Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 204,950 $ – $ 204,950 $ (204,950) $ –
Total $ 204,950 $ – $ 204,950 $ (204,950) $ –
* As of December 31, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

52 - Notes to Financial Statements - December 31, 2024 - Investor Destinations Funds
of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2024 were as follows:
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
As of December 31, 2024, the estimated maximum amounts each Fund may claim as consent dividends for 2024 are as follows:
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(i) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Certain non asset-based expenses are estimated and accrued daily.
Expense estimate true-ups are recorded routinely and could result in negative expenses on the Statements of Operations, as applicable. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a
Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund.
Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
Fund Capital
Total
Distributable
Earnings (Loss)
Investor Destinations Aggressive $ 2,524,095 $ (2,524,095)
Investor Destinations Moderately Aggressive 8,787,836 (8,787,836)
Investor Destinations Moderate 24,601,366 (24,601,366)
Investor Destinations Moderately Conservative 10,813,789 (10,813,789)
Investor Destinations Conservative 12,820,512 (12,820,512)
Investor Destinations Balanced 19,786,450 (19,786,450)
Investor Destinations Capital Appreciation 11,701,563 (11,701,563)
Investor Destinations Managed Growth & Income 7,390,236 (7,390,236)
Investor Destinations Managed Growth 15,547,105 (15,547,105)
Fund
Ordinary Distribution
Available for Consent
Dividend
Investor Destinations Aggressive $ 5,527,317
Investor Destinations Moderately Aggressive 16,468,131
Investor Destinations Moderate 36,885,312
Investor Destinations Moderately Conservative 13,144,878
Investor Destinations Conservative 13,837,989
Investor Destinations Balanced 25,601,633
Investor Destinations Capital Appreciation 19,280,047
Investor Destinations Managed Growth & Income 9,822,878
Investor Destinations Managed Growth 21,612,745

Investor Destinations Funds - December 31, 2024 - Notes to Financial Statements - 53
(j) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU Reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the
Statements of Operations.
(k) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”) as subadviser for Investor Destinations Managed Growth &
Income and Investor Destinations Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
For the year ended December 31, 2024, the effective advisory fee rates before and after expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $54,071 during the year ended December 31, 2024.
Fund Fee Schedule
Advisory Fee
(annual rate)
Investor Destinations Aggressive All assets 0.13%
Investor Destinations Moderately Aggressive All assets 0.13%
Investor Destinations Moderate All assets 0.13%
Investor Destinations Moderately Conservative All assets 0.13%
Investor Destinations Conservative All assets 0.13%
Investor Destinations Balanced All assets 0.13%
Investor Destinations Capital Appreciation All assets 0.13%
Investor Destinations Managed Growth & Income All assets 0.15%
Investor Destinations Managed Growth All assets 0.15%
Fund
Effective Advisory Fee
Rate Before Expense
Reimbursements
Effective Advisory Fee
Rate After Expense
Reimbursements
Investor Destinations Aggressive 0.13% 0.13%
Investor Destinations Moderately Aggressive 0.13 0.13
Investor Destinations Moderate 0.13 0.13
Investor Destinations Moderately Conservative 0.13 0.13
Investor Destinations Conservative 0.13 0.13
Investor Destinations Balanced 0.13 0.13
Investor Destinations Capital Appreciation 0.13 0.13
Investor Destinations Managed Growth & Income 0.15 0.10
Investor Destinations Managed Growth 0.15 0.12

54 - Notes to Financial Statements - December 31, 2024 - Investor Destinations Funds
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2025.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2024, NFM earned an aggregate of $2,106,272 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Fund Classes
Amount
(annual rate)
Investor Destinations Balanced All Classes 0.28%
Investor Destinations Capital Appreciation All Classes 0.28
Investor Destinations Managed Growth & Income All Classes 0.15
Investor Destinations Managed Growth All Classes 0.16
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount Total
Investor Destinations Managed Growth & Income $ 221,646 $ 195,830 $ 190,333 $ 607,809
Investor Destinations Managed Growth 352,955 301,658 285,720 940,333
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Investor Destinations Funds - December 31, 2024 - Notes to Financial Statements - 55
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2024, the Funds' aggregate portion of such costs amounted to $34,687.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II and Class P shares of each Fund.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the year ended December 31, 2024, the effective rates for administrative services fees were as follows:
N/A - Not applicable.
For the year ended December 31, 2024, each Fund’s total administrative services fees were as follows:
Fund Class I Class II
Investor Destinations Aggressive N/A 0.15%
Investor Destinations Moderately Aggressive N/A 0.15
Investor Destinations Moderate N/A 0.15
Investor Destinations Moderately Conservative N/A 0.15
Investor Destinations Conservative N/A 0.15
Investor Destinations Balanced N/A 0.15
Investor Destinations Capital Appreciation N/A 0.15
Investor Destinations Managed Growth & Income 0.15% 0.15
Investor Destinations Managed Growth 0.15 0.15
Fund Amount
Investor Destinations Aggressive $ 508,553
Investor Destinations Moderately Aggressive 1,327,485
Investor Destinations Moderate 2,680,927
Investor Destinations Moderately Conservative 796,187
Investor Destinations Conservative 705,561
Investor Destinations Balanced 1,726,703
Investor Destinations Capital Appreciation 1,631,617
Investor Destinations Managed Growth & Income 627,813
Investor Destinations Managed Growth 1,552,451

56 - Notes to Financial Statements - December 31, 2024 - Investor Destinations Funds
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of Underlying Funds during the year ended December 31, 2024 were as follows:
Investor Destinations Aggressive
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 11,507,320 38,709,567 110,967,304 (18,817,369) 1,127,474 13,120,327 145,107,303 1,109,777 1,285,609
Nationwide International
Equity Portfolio, Class R6 3,892,852 — 39,299,941 (232,186) 790 (646,093) 38,422,452 35,941 —
Nationwide Multi-Cap
Portfolio, Class R6 ** – 150,321,151 — (168,591,256) 23,652,038 (5,381,933) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,490,884 24,844,417 2,241,718 (7,340,361) 645,908 855,557 21,247,239 680,620 —
NVIT International Index
Fund, Class Y 4,463,635 76,453,321 15,152,663 (45,678,154) 3,951,808 (2,832,921) 47,046,717 2,127,884 —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 2,979,268 — 62,468,694 (3,430,444) 173,061 3,144,774 62,356,085 159,913 —
NVIT Mid Cap Index Fund,
Class Y 1,423,314 28,973,788 2,442,916 (4,827,011) 139,923 2,049,783 28,779,399 336,937 1,371,845
NVIT Small Cap Index Fund,
Class Y 144,056 1,313,865 29,844 (202,341) 35,167 88,277 1,264,812 15,283 14,510
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 – 14,396,892 1,554,383 (16,042,312) (1,205,439) 1,296,476 — 533,003 —
NVIT Bond Index Fund,
Class Y 3,428,799 22,038,279 11,258,202 (1,864,892) (239,275) (230,257) 30,962,057 930,999 —
Total 357,051,280 245,415,665 (267,026,326) 28,281,455 11,463,990 375,186,064 5,930,357 2,671,964
Investor Destinations Moderately Aggressive
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 25,989,487 95,723,760 255,902,323 (57,392,117) 3,031,060 30,462,399 327,727,425 2,547,076 2,916,255
Nationwide International
Equity Portfolio, Class R6 8,120,219 — 81,590,441 (82,160) (1,163) (1,360,554) 80,146,564 74,971 —
Nationwide Multi-Cap
Portfolio, Class R6 ** – 366,302,713 — (409,634,282) 48,674,571 (5,343,002) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 5,567,398 51,839,912 3,639,451 (11,256,733) 1,089,345 2,177,931 47,489,906 1,543,117 —
NVIT International Index
Fund, Class Y 9,326,528 177,053,009 17,262,055 (98,492,007) 15,281,672 (12,803,125) 98,301,604 4,429,263 —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 6,963,555 — 148,729,408 (10,784,365) 460,946 7,341,224 145,747,213 375,792 —
NVIT Mid Cap Index Fund,
Class Y 2,205,570 49,099,048 2,971,477 (11,225,894) 946,468 2,805,531 44,596,630 535,182 2,329,578
NVIT Small Cap Index Fund,
Class Y 136,951 1,434,261 31,215 (395,721) 67,743 64,930 1,202,428 14,924 15,837
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 – 48,867,450 1,891,378 (50,713,416) (5,102,740) 5,057,328 — 1,899,754 —
NVIT Bond Index Fund,
Class Y 19,507,026 144,324,509 39,364,547 (3,485,584) (604,656) (3,450,369) 176,148,447 5,293,946 —
NVIT Loomis Core Bond
Fund, Class Y 2,235,944 — 21,108,437 — — (1,052,018) 20,056,419 626,109 —
Total 934,644,662 572,490,732 (653,462,279) 63,843,246 23,900,275 941,416,636 17,340,134 5,261,670

Investor Destinations Funds - December 31, 2024 - Notes to Financial Statements - 57
Investor Destinations Moderate
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 37,114,639 149,982,782 376,378,202 (108,570,069) 5,997,824 44,226,857 468,015,596 3,705,972 4,175,461
Nationwide International
Equity Portfolio, Class R6 8,994,988 — 90,952,047 (676,520) (6,840) (1,488,157) 88,780,530 83,047 —
Nationwide Multi-Cap
Portfolio, Class R6 ** – 565,567,817 — (631,364,621) 72,367,298 (6,570,494) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 7,427,152 80,690,801 4,505,341 (27,009,522) 2,818,674 2,348,313 63,353,607 2,115,377 —
NVIT International Index
Fund, Class Y 10,325,956 219,264,413 16,217,959 (131,089,028) 28,043,110 (23,600,877) 108,835,577 4,993,959 —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 10,520,747 — 231,576,393 (22,654,082) 876,843 10,400,071 220,199,225 570,412 —
NVIT Mid Cap Index Fund,
Class Y 1,457,488 35,887,200 1,976,486 (11,201,862) 750,696 2,057,887 29,470,407 357,316 1,619,174
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 – 131,503,126 4,803,989 (137,492,174) (14,331,636) 15,516,695 — 4,844,881 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 801,329 7,608,213 267,902 (692,255) (143,501) 59,420 7,099,779 267,901 —
NVIT Bond Index Fund,
Class Y 50,887,673 425,019,591 55,637,768 (11,211,917) (1,859,883) (8,069,870) 459,515,689 13,948,144 —
NVIT Loomis Core Bond
Fund, Class Y 5,951,605 — 56,390,325 (193,573) (10,814) (2,800,040) 53,385,898 1,672,625 —
NVIT Loomis Short Term
Bond Fund, Class Y 3,661,433 36,077,379 1,599,203 (2,420,925) (82,993) 453,079 35,625,743 1,599,202 —
Total 1,651,601,322 840,305,615 (1,084,576,548) 94,418,778 32,532,884 1,534,282,051 34,158,836 5,794,635
Investor Destinations Moderately Conservative
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 6,501,709 28,048,534 66,131,359 (21,121,056) 1,436,080 7,491,628 81,986,545 649,533 728,499
Nationwide International
Equity Portfolio, Class R6 1,553,164 — 15,975,340 (393,412) (4,203) (247,996) 15,329,729 14,340 —
Nationwide Multi-Cap
Portfolio, Class R6 ** – 102,803,753 — (114,578,713) 18,511,313 (6,736,353) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,415,969 7,910,469 5,686,420 (1,751,560) 178,245 54,640 12,078,214 241,052 —
NVIT International Index
Fund, Class Y 1,803,525 40,618,322 2,831,746 (25,221,167) 5,681,862 (4,901,605) 19,009,158 872,205 —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 2,113,111 — 46,774,299 (4,432,476) 202,070 1,683,516 44,227,409 114,766 —
NVIT Mid Cap Index Fund,
Class Y 328,517 8,729,912 433,449 (3,177,067) 174,456 481,861 6,642,611 80,689 352,759
NVIT Small Cap Index Fund,
Class Y 242,071 2,877,705 54,145 (1,081,668) 188,367 86,831 2,125,380 26,342 27,801
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 – 50,712,517 1,850,697 (52,831,714) (5,842,946) 6,111,446 — 1,870,428 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,722,278 16,489,868 576,204 (1,619,929) (145,090) (41,673) 15,259,380 576,204 —
NVIT Bond Index Fund,
Class Y 18,315,411 160,872,710 14,383,204 (6,791,855) (1,134,867) (1,941,029) 165,388,163 5,076,058 —
NVIT Loomis Core Bond
Fund, Class Y 2,827,819 — 26,992,206 (282,101) (14,374) (1,330,198) 25,365,533 800,631 —

58 - Notes to Financial Statements - December 31, 2024 - Investor Destinations Funds
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT Loomis Short Term
Bond Fund, Class Y 2,863,610 29,727,994 1,264,817 (3,461,752) (194,731) 526,600 27,862,928 1,264,815 —
Total 448,791,784 182,953,886 (236,744,470) 19,036,182 1,237,668 415,275,050 11,587,063 1,109,059
Investor Destinations Conservative
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 2,895,486 13,357,653 32,959,950 (13,947,550) 885,615 3,256,412 36,512,080 290,630 327,030
Nationwide International
Equity Portfolio, Class R6 635,070 — 6,493,674 (121,234) (1,560) (102,738) 6,268,142 5,863 —
Nationwide Multi-Cap
Portfolio, Class R6 ** – 53,171,053 — (58,848,287) 15,545,256 (9,868,022) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 623,745 7,022,509 799,785 (2,989,215) 303,964 183,505 5,320,548 178,370 —
NVIT International Index
Fund, Class Y 713,011 17,530,416 2,304,807 (12,780,355) 2,579,786 (2,119,519) 7,515,135 346,569 —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 1,250,019 — 28,295,404 (2,829,701) 122,073 575,132 26,162,908 68,041 —
NVIT Mid Cap Index Fund,
Class Y 15,323 459,815 20,954 (204,608) 52,426 (18,761) 309,826 3,736 16,496
NVIT Small Cap Index Fund,
Class Y 39,481 510,074 9,080 (211,273) 70,149 (31,388) 346,642 4,205 4,065
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 – 56,885,358 3,008,239 (59,949,373) (6,491,256) 6,547,032 — 2,096,515 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,522,532 25,199,783 1,316,859 (3,862,601) (341,641) 37,231 22,349,631 829,183 —
NVIT Bond Index Fund,
Class Y 19,002,176 171,053,202 27,515,086 (24,137,903) (3,718,104) 877,372 171,589,653 5,262,812 —
NVIT Loomis Core Bond
Fund, Class Y 3,980,308 — 38,044,620 (446,084) (22,902) (1,872,274) 35,703,360 1,128,462 —
NVIT Loomis Short Term
Bond Fund, Class Y 4,580,619 44,735,949 4,304,573 (4,923,712) (200,604) 653,219 44,569,425 2,021,223 —
Total 389,925,812 145,073,031 (185,251,896) 8,783,202 (1,882,799) 356,647,350 12,235,609 347,591
Investor Destinations Balanced
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 18,591,569 79,261,753 190,924,118 (61,373,716) 3,801,478 21,826,054 234,439,687 1,860,363 2,084,516
Nationwide International
Equity Portfolio, Class R6 4,542,204 — 46,074,937 (491,363) (5,382) (746,638) 44,831,554 41,936 —
Nationwide Multi-Cap
Portfolio, Class R6 ** – 302,112,832 — (336,268,959) 45,626,953 (11,470,826) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 3,860,237 40,393,801 2,225,321 (12,458,878) 1,450,680 1,316,897 32,927,821 1,121,662 —
NVIT International Index
Fund, Class Y 5,174,614 114,932,817 7,766,142 (70,563,971) 11,533,123 (9,127,681) 54,540,430 2,496,944 —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 5,565,776 — 123,884,421 (12,945,198) 568,586 4,983,882 116,491,691 300,849 —
NVIT Mid Cap Index Fund,
Class Y 820,319 21,340,466 1,091,880 (7,547,556) 468,712 1,233,347 16,586,849 200,270 889,517
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 – 98,373,689 3,580,085 (102,633,738) (11,216,679) 11,896,643 — 3,608,610 —

Investor Destinations Funds - December 31, 2024 - Notes to Financial Statements - 59
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Inflation-
Protected Securities Fund,
Class R6 497,686 5,006,200 175,654 (724,738) (149,577) 101,958 4,409,497 175,112 —
NVIT Bond Index Fund,
Class Y 36,294,483 326,999,902 22,117,591 (15,435,647) (2,457,196) (3,485,470) 327,739,180 10,003,632 —
NVIT Loomis Core Bond
Fund, Class Y 4,938,608 — 46,691,394 (64,900) (3,626) (2,323,559) 44,299,309 1,384,939 —
NVIT Loomis Short Term
Bond Fund, Class Y 4,547,380 47,260,735 1,995,064 (5,572,687) (282,508) 845,407 44,246,011 1,989,643 —
Total 1,035,682,195 446,526,607 (626,081,351) 49,334,564 15,050,014 920,512,029 23,183,960 2,974,033
Investor Destinations Capital Appreciation
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 26,126,569 103,940,145 264,866,815 (74,564,617) 4,253,463 30,960,234 329,456,040 2,597,340 2,932,671
Nationwide International
Equity Portfolio, Class R6 6,461,506 — 65,588,655 (748,074) (4,901) (1,060,616) 63,775,064 59,656 —
Nationwide Multi-Cap
Portfolio, Class R6 ** – 396,060,775 — (442,153,595) 51,259,243 (5,166,423) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 5,205,917 49,006,462 3,274,328 (11,265,543) 1,321,664 2,069,559 44,406,470 1,482,372 —
NVIT International Index
Fund, Class Y 7,356,138 154,774,732 11,656,110 (91,933,031) 22,148,757 (19,112,871) 77,533,697 3,562,698 —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 7,096,244 — 156,417,949 (15,910,911) 680,117 7,337,242 148,524,397 384,369 —
NVIT Mid Cap Index Fund,
Class Y 1,261,630 30,636,192 1,733,743 (9,253,244) 743,020 1,650,440 25,510,151 310,146 1,423,596
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 – 56,058,990 1,979,653 (58,738,024) (5,873,586) 6,572,967 — 1,987,671 —
NVIT Bond Index Fund,
Class Y 25,981,243 211,479,867 36,378,476 (7,790,548) (1,334,678) (4,122,491) 234,610,626 7,123,867 —
NVIT Loomis Core Bond
Fund, Class Y 1,200,507 — 11,333,387 — — (564,842) 10,768,545 336,166 —
NVIT Loomis Short Term
Bond Fund, Class Y 2,747,262 21,553,202 6,539,945 (1,375,033) (71,324) 84,072 26,730,862 1,179,768 —
Total 1,023,510,365 559,769,061 (713,732,620) 73,121,775 18,647,271 961,315,852 19,024,053 4,356,267
Investor Destinations Managed Growth & Income
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 6,502,320 23,049,720 69,529,652 (19,236,805) 993,464 7,658,220 81,994,251 650,312 729,675
Nationwide International
Equity Portfolio, Class R6 1,623,223 — 16,489,639 (197,253) (5,456) (265,722) 16,021,208 15,049 —
Nationwide Multi-Cap
Portfolio, Class R6 ** – 92,596,938 559,272 (104,413,047) 17,584,446 (6,327,609) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,321,141 12,223,893 1,077,600 (2,830,981) 272,687 526,130 11,269,329 375,745 —
NVIT International Index
Fund, Class Y 1,879,324 35,984,800 4,824,959 (21,573,233) 3,017,531 (2,445,986) 19,808,071 892,936 —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 1,789,808 — 41,873,926 (6,282,514) 270,480 1,598,780 37,460,672 97,339 —
NVIT Mid Cap Index Fund,
Class Y 279,807 6,147,423 455,278 (1,398,313) 66,181 387,132 5,657,701 68,316 289,183

60 - Notes to Financial Statements - December 31, 2024 - Investor Destinations Funds
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.
com/mutualfunds for series of NMF.
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost*
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 – 31,434,039 1,560,481 (33,143,380) (2,960,245) 3,109,105 — 1,136,164 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 169,796 1,530,402 226,978 (230,590) (51,856) 29,461 1,504,395 51,081 —
NVIT Bond Index Fund,
Class Y 12,497,774 117,095,753 15,348,091 (17,254,239) (2,860,620) 525,918 112,854,903 3,433,552 —
NVIT Loomis Core Bond
Fund, Class Y 1,688,527 — 16,113,907 (166,420) (8,129) (793,268) 15,146,090 477,394 —
NVIT Loomis Short Term
Bond Fund, Class Y 1,564,782 15,354,446 2,181,364 (2,421,001) (131,067) 241,589 15,225,331 678,835 —
Total 335,417,414 170,241,147 (209,147,776) 16,187,416 4,243,750 316,941,951 7,876,723 1,018,858
Investor Destinations Managed Growth
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Fundamental
All Cap Equity Portfolio,
Class R6 19,597,378 71,995,047 212,753,515 (64,204,370) 3,281,762 23,296,977 247,122,931 1,971,616 2,202,106
Nationwide International
Equity Portfolio, Class R6 4,601,794 — 46,864,727 (677,028) (17,699) (750,295) 45,419,705 42,727 —
Nationwide Multi-Cap
Portfolio, Class R6 ** – 289,779,386 135,894 (324,844,373) 47,964,092 (13,034,999) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 3,798,298 39,981,781 2,908,256 (12,988,846) 1,237,209 1,261,078 32,399,478 1,087,641 —
NVIT International Index
Fund, Class Y 5,298,010 106,786,249 12,987,146 (65,869,478) 9,457,087 (7,519,981) 55,841,023 2,537,696 —
NVIT J.P. Morgan U.S. Equity
Fund, Class Y 5,114,601 — 121,410,299 (20,270,885) 803,395 5,105,780 107,048,589 278,963 —
NVIT Mid Cap Index Fund,
Class Y 744,235 16,980,627 1,076,345 (4,260,514) 211,543 1,040,437 15,048,438 182,269 772,865
Nationwide BNY Mellon Core
Plus Bond ESG Fund,
Class R6 – 68,195,241 2,791,359 (71,335,707) (6,198,296) 6,547,403 — 2,389,733 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 406,824 3,756,839 620,778 (718,152) (160,682) 105,675 3,604,458 122,637 —
NVIT Bond Index Fund,
Class Y 26,036,504 252,461,852 34,566,267 (46,744,772) (7,538,788) 2,365,069 235,109,628 7,156,491 —
NVIT Loomis Core Bond
Fund, Class Y 3,038,854 — 29,041,411 (337,176) (16,281) (1,429,433) 27,258,521 861,413 —
NVIT Loomis Short Term
Bond Fund, Class Y 1,874,583 18,989,663 2,789,200 (3,680,944) (179,808) 321,581 18,239,692 814,890 —
Total 868,926,685 467,945,197 (615,932,245) 48,843,534 17,309,292 787,092,463 17,446,076 2,974,971
*
Purchases include reinvestment of income and realized gain distributions, as applicable.
**
Non-income producing security.

Investor Destinations Funds - December 31, 2024 - Notes to Financial Statements - 61
date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the year ended December 31, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2024, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the year ended December 31, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The affiliated Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and  at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
Fund Purchases
*
Sales
Investor Destinations Aggressive $ 254,671,350 $ 270,472,701
Investor Destinations Moderately Aggressive 584,445,160 666,483,790
Investor Destinations Moderate 901,337,470 1,096,898,623
Investor Destinations Moderately Conservative 200,822,220 251,206,932
Investor Destinations Conservative 156,880,076 194,466,127
Investor Destinations Balanced 503,675,003 640,663,930
Investor Destinations Capital Appreciation 595,933,983 735,379,063
Investor Destinations Managed Growth & Income 190,888,475 213,070,593
Investor Destinations Managed Growth 499,119,777 621,821,546
*
Purchases include reinvestments of income and realized gain distributions, as applicable.

62 - Notes to Financial Statements - December 31, 2024 - Investor Destinations Funds
9. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to
Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
10. Federal Tax Information
The Funds did not make any distributions for the year ended December 31, 2024.
The tax character of distributions paid during the year ended December 31, 2023 was as follows:
As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Investor Destinations Aggressive $ 244 $ 3,943,872 $ 3,944,116 $ – $ 3,944,116
Investor Destinations Moderately Aggressive 635 10,189,808 10,190,443 – 10,190,443
Investor Destinations Moderate – – – – –
Investor Destinations Moderately
Conservative – – – – –
Investor Destinations Conservative – – – – –
Investor Destinations Balanced – – – – –
Investor Destinations Capital Appreciation 993 1,053,077 1,054,070 – 1,054,070
Investor Destinations Managed Growth &
Income – – – – –
Investor Destinations Managed Growth – – – – –
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Investor Destinations Aggressive $ 7,885,730 $ 4,425,929 $ 12,311,659 $ – $ – $ 23,599,279 $ 35,910,938
Investor Destinations Moderately
Aggressive 21,353,337 4,567,305 25,920,642 – – 36,475,930 62,396,572
Investor Destinations Moderate 36,885,312 – 36,885,312 – (28,189,088) (1,361,618) 7,334,606
Investor Destinations Moderately
Conservative 13,144,878 – 13,144,878 – (10,332,908) (23,758,811) (20,946,841)
Investor Destinations Conservative 13,837,989 – 13,837,989 – (14,043,807) (39,164,379) (39,370,197)
Investor Destinations Balanced 25,601,633 – 25,601,633 – (12,743,285) (23,629,248) (10,770,900)
Investor Destinations Capital
Appreciation 25,897,899 8,553,270 34,451,169 – – 25,880,671 60,331,840
Investor Destinations Managed
Growth & Income 9,822,878 – 9,822,878 – (10,498,571) (9,752,996) (10,428,689)
Investor Destinations Managed
Growth 21,612,745 – 21,612,745 – (25,912,055) (8,585,047) (12,884,357)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

Investor Destinations Funds - December 31, 2024 - Notes to Financial Statements - 63
As of December 31, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2024, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2024.
During the year ended December 31, 2024, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Investor Destinations Aggressive $ 368,047,037 $ 27,610,314 $ (4,011,035) $ 23,599,279
Investor Destinations Moderately Aggressive 949,399,689 65,120,852 (28,644,922) 36,475,930
Investor Destinations Moderate 1,758,665,417 100,348,539 (101,710,157) (1,361,618)
Investor Destinations Moderately Conservative 531,330,283 17,161,944 (40,920,755) (23,758,811)
Investor Destinations Conservative 483,464,668 6,275,583 (45,439,962) (39,164,379)
Investor Destinations Balanced 1,117,162,741 46,871,727 (70,500,975) (23,629,248)
Investor Destinations Capital Appreciation 1,032,461,235 74,224,724 (48,344,053) 25,880,671
Investor Destinations Managed Growth & Income 381,759,899 14,005,838 (19,512,906) (5,507,068)
Investor Destinations Managed Growth 897,109,569 45,171,438 (42,639,402) 2,532,036
Fund Amount
Investor Destinations Moderate $ (28,189,088)
Investor Destinations Moderately Conservative (10,332,908)
Investor Destinations Conservative (14,043,807)
Investor Destinations Balanced (12,743,285)
Investor Destinations Managed Growth & Income (10,498,571)
Investor Destinations Managed Growth (25,912,055)
Fund Utilized
Investor Destinations Aggressive $ 18,656,205
Investor Destinations Moderately Aggressive 48,139,418
Investor Destinations Moderate 73,056,889
Investor Destinations Moderately Conservative 11,935,303
Investor Destinations Conservative 2,339,738
Investor Destinations Balanced 45,860,458
Investor Destinations Capital Appreciation 53,933,515
Investor Destinations Managed Growth & Income 16,490,941
Investor Destinations Managed Growth 50,107,865

64 - Report of Independent Registered Public Accounting Firm - December 31, 2024 - Investor Destinations Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Investor Destinations
Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate
Fund, NVIT Investor Destinations Moderately Conservative Fund, NVIT Investor Destinations Conservative Fund, NVIT
Investor Destinations Balanced Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations
Managed Growth & Income Fund and NVIT Investor Destinations Managed Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Investor
Destinations Aggressive Fund, NVIT Investor Destinations Moderately Aggressive Fund, NVIT Investor Destinations Moderate
Fund, NVIT Investor Destinations Moderately Conservative Fund, NVIT Investor Destinations Conservative Fund, NVIT Investor
Destinations Balanced Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Managed Growth &
Income Fund and NVIT Investor Destinations Managed Growth Fund (nine of the funds constituting Nationwide Variable Insurance
Trust, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31,
2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2025
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Investor Destinations Funds - December 31, 2024 (Unaudited) - Supplemental Information - 65
Other Federal Tax Information
For the taxable year ended December 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2024, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2024, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Investor Destinations Aggressive 19.16%
Investor Destinations Moderately Aggressive 15.62
Investor Destinations Moderate 12.70
Investor Destinations Moderately Conservative 6.84
Investor Destinations Conservative 2.96
Investor Destinations Balanced 9.72
Investor Destinations Capital Appreciation 12.82
Investor Destinations Managed Growth & Income 8.41
Investor Destinations Managed Growth 11.49
Fund Amount Per Share
Investor Destinations Aggressive $ 2,002,531 $ 0.0588
Investor Destinations Moderately Aggressive 4,314,231 0.0443
Investor Destinations Moderate 5,067,280 0.0272
Investor Destinations Moderately Conservative 915,968 0.0178
Investor Destinations Conservative 388,805 0.0086
Investor Destinations Balanced 2,675,146 0.0345
Investor Destinations Capital Appreciation 3,746,513 0.0492
Investor Destinations Managed Growth & Income 947,129 0.0259
Investor Destinations Managed Growth 2,578,847 0.0294
Fund Amount Per Share
Investor Destinations Aggressive $ 495,312 $ 0.0145
Investor Destinations Moderately Aggressive 1,103,004 0.0113
Investor Destinations Moderate 1,448,617 0.0078
Investor Destinations Moderately Conservative 192,071 0.0037
Investor Destinations Conservative 117,487 0.0026
Investor Destinations Balanced 766,109 0.0099
Investor Destinations Capital Appreciation 1,025,106 0.0135
Investor Destinations Managed Growth & Income 259,077 0.0071
Investor Destinations Managed Growth 740,894 0.0085

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-ID (2-25)

Annual Financial Statement
December 31, 2024
Nationwide Variable Insurance Trust
Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
NVIT Blueprint
SM
Moderately Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
NVIT Blueprint
SM
Capital Appreciation Fund
NVIT Blueprint
SM
Managed Growth & Income Fund
NVIT Blueprint
SM
Managed Growth Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your Fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your Fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your
Fund investments. You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at
http://www.sec.gov . Forms N-PORT and N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington,
DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC, member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2025 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 12
Statements of Operations 20
Statements of Changes in Net Assets 24
Financial Highlights 36
Notes to Financial Statements 45
Report of Independent Registered Public Accounting Firm 64
Supplemental Information 65

2 - Statement of Investments - December 31, 2024 - NVIT Blueprint
SM
Aggressive Fund
Investment Companies 98 .0%
Shares Value ($)
Equity Funds 89.0%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,565,065 13,350,004
NVIT GS International Equity
Insights Fund, Class Y(a) 4,982,941 52,719,513
NVIT GS Large Cap Equity
Fund, Class Y(a) 6,752,637 94,334,338
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 928,406 11,623,642
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,819,004 47,508,407
Total Equity Funds
(cost $181,973,657) 219,535,904
Fixed Income Funds 9.0%
Nationwide Bond Fund, Class
R6(a) 308,875 2,501,884
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 758,763 7,428,293
Investment Companies
Shares Value ($)
NVIT Loomis Core Bond Fund,
Class Y(a) 1,378,267 12,363,052
Total Fixed Income Funds
(cost $23,002,532) 22,293,229
Total Investment Companies
(cost $204,976,189) 241,829,133
Exchange Traded Funds 2 .0%
Equity Funds 2.0%
iShares Core MSCI EAFE ETF 20,948 1,472,226
iShares Core S&P 500 ETF 5,852 3,444,955
Total Exchange Traded Funds
(cost $5,000,945) 4,917,181
Total Investments
(cost $209,977,134) — 100.0% 246,746,314
Liabilities in excess of other assets — 0.0%
†
(111,793)
NET ASSETS — 100.0% $ 246,634,521
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderately Aggressive Fund - December 31, 2024 - Statement of Investments - 3
Investment Companies 99 .0%
Shares Value ($)
Equity Funds 76.7%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 2,603,321 22,206,328
NVIT GS International Equity
Insights Fund, Class Y(a) 8,028,958 84,946,372
NVIT GS Large Cap Equity
Fund, Class Y(a) 10,758,282 150,293,202
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,509,530 18,899,318
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 6,207,264 77,218,361
Total Equity Funds
(cost $291,217,383) 353,563,581
Fixed Income Funds 22.3%
Nationwide Bond Fund, Class
R6(a) 1,151,631 9,328,213
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 4,287,117 41,970,876
NVIT Loomis Core Bond Fund,
Class Y(a) 4,678,423 41,965,452
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 963,764 9,377,424
Total Fixed Income Funds
(cost $110,756,030) 102,641,965
Total Investment Companies
(cost $401,973,413) 456,205,546
Exchange Traded Funds 1 .0%
Equity Funds 1.0%
iShares Core MSCI EAFE ETF 19,723 1,386,132
iShares Core S&P 500 ETF 5,510 3,243,627
Total Exchange Traded Funds
(cost $4,709,881) 4,629,759
Total Investments
(cost $406,683,294) — 100.0% 460,835,305
Liabilities in excess of other assets — 0.0%
†
(178,939)
NET ASSETS — 100.0% $ 460,656,366
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - December 31, 2024 - NVIT Blueprint
SM
Moderate Fund
Investment Companies 97 .0%
Shares Value ($)
Equity Funds 56.6%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 7,875,231 67,175,723
NVIT GS International Equity
Insights Fund, Class Y(a) 20,725,875 219,279,753
NVIT GS Large Cap Equity
Fund, Class Y(a) 33,485,077 467,786,527
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 3,218,303 40,293,151
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 20,383,262 253,567,784
Total Equity Funds
(cost $852,208,717) 1,048,102,938
Fixed Income Funds 40.4%
Nationwide Bond Fund, Class
R6(a) 5,857,989 47,449,707
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 27,680,261 270,989,754
NVIT Loomis Core Bond Fund,
Class Y(a) 35,373,807 317,303,045
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 11,576,043 112,634,897
Total Fixed Income Funds
(cost $835,825,517) 748,377,403
Total Investment Companies
(cost $1,688,034,234) 1,796,480,341
Exchange Traded Funds 3 .0%
Equity Funds 3.0%
iShares Core MSCI EAFE ETF 241,218 16,952,801
iShares Core S&P 500 ETF 66,490 39,141,333
Total Exchange Traded Funds
(cost $56,991,916) 56,094,134
Total Investments
(cost $1,745,026,150) — 100.0% 1,852,574,475
Liabilities in excess of other assets — 0.0%
†
(667,769)
NET ASSETS — 100.0% $ 1,851,906,706
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Moderately Conservative Fund - December 31, 2024 - Statement of Investments - 5
Investment Companies 97 .0%
Shares Value ($)
Equity Funds 36.5%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,360,437 11,604,526
NVIT GS International Equity
Insights Fund, Class Y(a) 3,408,404 36,060,911
NVIT GS Large Cap Equity
Fund, Class Y(a) 5,335,511 74,537,084
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 469,668 5,880,240
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 3,815,036 47,459,053
Total Equity Funds
(cost $142,814,225) 175,541,814
Fixed Income Funds 60.5%
Nationwide Bond Fund, Class
R6(a) 2,420,671 19,607,435
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 1,100,863 9,753,643
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 8,933,075 87,454,800
NVIT Loomis Core Bond Fund,
Class Y(a) 13,507,625 121,163,392
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,504,224 53,556,099
Total Fixed Income Funds
(cost $325,030,989) 291,535,369
Total Investment Companies
(cost $467,845,214) 467,077,183
Exchange Traded Funds 3 .0%
Equity Funds 3.0%
iShares Core MSCI EAFE ETF 62,430 4,387,581
iShares Core S&P 500 ETF 17,152 10,097,039
Total Exchange Traded Funds
(cost $14,713,053) 14,484,620
Total Investments
(cost $482,558,267) — 100.0% 481,561,803
Liabilities in excess of other assets — 0.0%
†
(203,003)
NET ASSETS — 100.0% $ 481,358,800
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - December 31, 2024 - NVIT Blueprint
SM
Conservative Fund
Investment Companies 98 .0%
Shares Value ($)
Equity Funds 18.7%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 655,191 5,588,779
NVIT GS International Equity
Insights Fund, Class Y(a) 1,456,434 15,409,067
NVIT GS Large Cap Equity
Fund, Class Y(a) 2,556,303 35,711,546
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 145,984 1,827,714
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 2,310,332 28,740,536
Total Equity Funds
(cost $67,646,359) 87,277,642
Fixed Income Funds 79.3%
Nationwide Bond Fund, Class
R6(a) 3,198,901 25,911,095
Nationwide Inflation-Protected
Securities Fund, Class R6(a) 2,125,383 18,830,894
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 11,430,870 111,908,216
NVIT Loomis Core Bond Fund,
Class Y(a) 16,885,227 151,460,488
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,234,351 60,660,236
Total Fixed Income Funds
(cost $405,535,722) 368,770,929
Total Investment Companies
(cost $473,182,081) 456,048,571
Exchange Traded Funds 2 .0%
Equity Funds 2.0%
iShares Core MSCI EAFE ETF 39,985 2,810,146
iShares Core S&P 500 ETF 11,019 6,486,665
Total Exchange Traded Funds
(cost $9,425,486) 9,296,811
Total Investments
(cost $482,607,567) — 100.0% 465,345,382
Liabilities in excess of other assets — 0.0%
†
(199,095)
NET ASSETS — 100.0% $ 465,146,287
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Balanced Fund - December 31, 2024 - Statement of Investments - 7
Investment Companies 97 .0%
Shares Value ($)
Equity Funds 46.5%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 5,348,761 45,624,929
NVIT GS International Equity
Insights Fund, Class Y(a) 15,374,636 162,663,651
NVIT GS Large Cap Equity
Fund, Class Y(a) 21,180,900 295,897,168
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 2,048,950 25,652,853
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 13,919,905 173,163,612
Total Equity Funds
(cost $575,467,963) 703,002,213
Fixed Income Funds 50.5%
Nationwide Bond Fund, Class
R6(a) 6,685,767 54,154,716
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 25,722,502 251,823,295
NVIT Loomis Core Bond Fund,
Class Y(a) 35,660,628 319,875,837
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 14,179,415 137,965,705
Total Fixed Income Funds
(cost $854,968,847) 763,819,553
Total Investment Companies
(cost $1,430,436,810) 1,466,821,766
Exchange Traded Funds 3 .0%
Equity Funds 3.0%
iShares Core MSCI EAFE ETF 195,919 13,769,187
iShares Core S&P 500 ETF 53,895 31,726,909
Total Exchange Traded Funds
(cost $46,225,304) 45,496,096
Total Investments
(cost $1,476,662,114) — 100.0% 1,512,317,862
Liabilities in excess of other assets — 0.0%
†
(558,664)
NET ASSETS — 100.0% $ 1,511,759,198
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

8 - Statement of Investments - December 31, 2024 - NVIT Blueprint
SM
Capital Appreciation Fund
Investment Companies 97 .0%
Shares Value ($)
Equity Funds 66.7%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 9,286,259 79,211,791
NVIT GS International Equity
Insights Fund, Class Y(a) 26,276,191 278,002,101
NVIT GS Large Cap Equity
Fund, Class Y(a) 40,656,448 567,970,579
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 4,596,672 57,550,335
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 20,790,127 258,629,177
Total Equity Funds
(cost $1,011,122,867) 1,241,363,983
Fixed Income Funds 30.3%
Nationwide Bond Fund, Class
R6(a) 4,714,045 38,183,765
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 19,199,777 187,965,820
NVIT Loomis Core Bond Fund,
Class Y(a) 31,338,293 281,104,487
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 5,896,271 57,370,716
Total Fixed Income Funds
(cost $629,698,519) 564,624,788
Total Investment Companies
(cost $1,640,821,386) 1,805,988,771
Exchange Traded Funds 3 .0%
Equity Funds 3.0%
iShares Core MSCI EAFE ETF 242,645 17,053,091
iShares Core S&P 500 ETF 67,609 39,800,066
Total Exchange Traded Funds
(cost $57,754,785) 56,853,157
Total Investments
(cost $1,698,576,171) — 100.0% 1,862,841,928
Liabilities in excess of other assets — 0.0%
†
(670,845)
NET ASSETS — 100.0% $ 1,862,171,083
† Amount rounds to less than 0.1%.
(a) Investment in affiliate.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Blueprint
SM
Managed Growth & Income Fund - December 31, 2024 - Statement of Investments - 9
Investment Companies 90 .6%
Shares Value ($)
Equity Funds 43.7%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 1,569,346 13,386,525
NVIT GS International Equity
Insights Fund, Class Y(a) 4,590,845 48,571,138
NVIT GS Large Cap Equity
Fund, Class Y(a) 6,372,300 89,021,026
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 615,250 7,702,934
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 4,085,953 50,829,250
Total Equity Funds
(cost $169,620,265) 209,510,873
Fixed Income Funds 46.9%
Nationwide Bond Fund, Class
R6(a) 1,944,832 15,753,141
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 7,552,764 73,941,558
NVIT Loomis Core Bond Fund,
Class Y(a) 10,502,878 94,210,813
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 4,182,497 40,695,697
Total Fixed Income Funds
(cost $242,507,641) 224,601,209
Total Investment Companies
(cost $412,127,906) 434,112,082
Exchange Traded Funds 2 .8%
Equity Funds 2.8%
iShares Core MSCI EAFE ETF 58,140 4,086,079
iShares Core S&P 500 ETF 16,198 9,535,439
Total Exchange Traded Funds
(cost $13,842,279) 13,621,518
Total Investments
(cost $425,970,185) — 93.4% 447,733,600
Other assets in excess of liabilities — 6.6% 31,635,426
NET ASSETS — 100.0% $ 479,369,026
(a) Investment in affiliate.
ETF Exchange Traded Fund
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 29 3/2025 USD 3,287,875 (112,443)
Russell 2000 E-Mini Index 3 3/2025 USD 337,470 (16,313)
S&P 500 E-Mini Index 25 3/2025 USD 7,419,688 (223,031)
Net contracts (351,787)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - December 31, 2024 - NVIT Blueprint
SM
Managed Growth Fund
Investment Companies 89 .6%
Shares Value ($)
Equity Funds 52.5%
NVIT GS Emerging Markets
Equity Insights Fund, Class
Y(a) 4,369,124 37,268,632
NVIT GS International Equity
Insights Fund, Class Y(a) 11,695,982 123,743,486
NVIT GS Large Cap Equity
Fund, Class Y(a) 18,984,691 265,216,127
NVIT GS Small Cap Equity
Insights Fund, Class Y(a) 1,825,136 22,850,699
NVIT U.S. 130/30 Equity Fund,
Class Y(a) 11,298,556 140,554,037
Total Equity Funds
(cost $474,726,986) 589,632,981
Fixed Income Funds 37.1%
Nationwide Bond Fund, Class
R6(a) 3,222,875 26,105,287
NVIT BNY Mellon Core Plus
Bond Fund, Class Y(a) 15,398,812 150,754,373
NVIT Loomis Core Bond Fund,
Class Y(a) 19,725,674 176,939,298
Investment Companies
Shares Value ($)
NVIT Loomis Short Term Bond
Fund, Class Y(a) 6,468,785 62,941,274
Total Fixed Income Funds
(cost $447,913,334) 416,740,232
Total Investment Companies
(cost $922,640,320) 1,006,373,213
Exchange Traded Funds 2 .8%
Equity Funds 2.8%
iShares Core MSCI EAFE ETF 134,887 9,479,858
iShares Core S&P 500 ETF 37,555 22,107,878
Total Exchange Traded Funds
(cost $32,091,659) 31,587,736
Total Investments
(cost $954,731,979) — 92.4% 1,037,960,949
Other assets in excess of liabilities — 7.6% 84,785,518
NET ASSETS — 100.0% $ 1,122,746,467
(a) Investment in affiliate.
ETF Exchange Traded Fund
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 270 3/2025 USD 30,611,250 (1,021,164)
Russell 2000 E-Mini Index 37 3/2025 USD 4,162,130 (243,832)
S&P 500 E-Mini Index 257 3/2025 USD 76,274,388 (2,390,130)
S&P Midcap 400 E-Mini Index 1 3/2025 USD 314,670 (18,573)
Net contracts (3,673,699)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

12 - Statements of Assets and Liabilities - December 31, 2024 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Assets:
Investment securities of affiliated issuers, at value $ 241,829,133
Investment securities of unaffiliated issuers, at value 4,917,181
Cash —
Interest and dividends receivable 15
Receivable for investments sold 855,708
Receivable for capital shares issued 88,407
Prepaid expenses 286
Total Assets 247,690,730
Liabilities:
Payable for capital shares redeemed 944,097
Accrued expenses and other payables:
Investment advisory fees 21,404
Fund administration fees 29,743
Distribution fees 12,505
Administrative servicing fees 31,054
Accounting and transfer agent fees 488
Trustee fees 71
Custodian fees 539
Compliance program costs (Note 3) 265
Professional fees 3,902
Printing fees 10,274
Other 1,867
Total Liabilities 1,056,209
Commitments and contingencies (Note 3) —
Net Assets $ 246,634,521
Cost of investment securities of affiliated issuers 204,976,189
Cost of investment securities of unaffiliated issuers 5,000,945
Represented by:
Capital $ 210,874,882
Total distributable earnings (loss) 35,759,639
Net Assets $ 246,634,521

Blueprint Funds - December 31, 2024 - Statements of Assets and Liabilities - 13
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 456,205,546 $ 1,796,480,341 $ 467,077,183 $ 456,048,571 $ 1,466,821,766
4,629,759 56,094,134 14,484,620 9,296,811 45,496,096
— — 2,581 1,574 —
9 116 33 20 93
63,938 449,686 404,645 1,625,303 691,795
133 1,872 3,966 4,543 28,464
449 1,276 257 301 1,013
460,899,834 1,853,027,425 481,973,285 466,977,123 1,513,039,227
64,033 451,399 408,569 1,629,805 720,127
39,768 157,299 41,503 40,441 130,488
33,762 60,181 34,158 33,915 53,683
26,499 140,021 36,830 35,754 115,492
59,991 249,886 65,396 62,727 203,731
900 3,778 987 977 3,030
3 41 54 72 58
1,891 21,124 7,199 7,265 18,992
501 2,041 528 517 1,667
4,361 7,256 4,544 4,555 6,672
7,450 6,080 8,150 8,080 7,677
4,309 21,613 6,567 6,728 18,412
243,468 1,120,719 614,485 1,830,836 1,280,029
— — — — —
$ 460,656,366 $ 1,851,906,706 $ 481,358,800 $ 465,146,287 $ 1,511,759,198
401,973,413 1,688,034,234 467,845,214 473,182,081 1,430,436,810
4,709,881 56,991,916 14,713,053 9,425,486 46,225,304
$ 393,654,381 $ 1,680,926,093 $ 470,325,172 $ 491,327,734 $ 1,428,340,034
67,001,985 170,980,613 11,033,628 (26,181,447) 83,419,164
$ 460,656,366 $ 1,851,906,706 $ 481,358,800 $ 465,146,287 $ 1,511,759,198

14 - Statements of Assets and Liabilities - December 31, 2024 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Net Assets:
Class I Shares $ 83,954,932
Class II Shares 159,455,868
Class Y Shares 3,223,721
Total $ 246,634,521
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 5,929,212
Class II Shares 11,334,290
Class Y Shares 213,442
Total 17,476,944
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 14 .16
Class II Shares $ 14 .07
Class Y Shares $ 15 .10

Blueprint Funds - December 31, 2024 - Statements of Assets and Liabilities - 15
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 118,689,965 $ 58,046,670 $ 7,439,070 $ 8,151,794 $ 28,973,868
340,952,938 1,793,085,890 473,914,018 456,871,189 1,482,242,532
1,013,463 774,146 5,712 123,304 542,798
$ 460,656,366 $ 1,851,906,706 $ 481,358,800 $ 465,146,287 $ 1,511,759,198
10,252,348 4,794,396 637,299 743,951 2,381,372
29,606,344 149,010,105 40,764,038 41,843,026 123,142,485
81,693 59,675 464 10,998 42,305
39,940,385 153,864,176 41,401,801 42,597,975 125,566,162
$ 11 .58 $ 12 .11 $ 11 .67 $ 10 .96 $ 12 .17
$ 11 .52 $ 12 .03 $ 11 .63 $ 10 .92 $ 12 .04
$ 12 .41 $ 12 .97 $ 12 .31 $ 11 .21 $ 12 .83

16 - Statements of Assets and Liabilities - December 31, 2024 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
Assets:
Investment securities of affiliated issuers, at value $ 1,805,988,771
Investment securities of unaffiliated issuers, at value 56,853,157
Cash —
Deposits with broker for futures contracts —
Interest and dividends receivable 114
Receivable for investments sold 410,160
Receivable for capital shares issued 2,293
Receivable for variation margin on futures contracts —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 1,313
Total Assets 1,863,255,808
Liabilities:
Payable for capital shares redeemed 412,293
Accrued expenses and other payables:
Investment advisory fees 158,263
Fund administration fees 60,415
Distribution fees 141,063
Administrative servicing fees 250,847
Accounting and transfer agent fees 3,800
Trustee fees 21
Custodian fees 23,947
Compliance program costs (Note 3) 2,053
Professional fees 7,283
Printing fees 3,192
Other 21,548
Total Liabilities 1,084,725
Commitments and contingencies (Note 3) —
Net Assets $ 1,862,171,083
Cost of investment securities of affiliated issuers 1,640,821,386
Cost of investment securities of unaffiliated issuers 57,754,785
Represented by:
Capital $ 1,633,236,718
Total distributable earnings (loss) 228,934,365
Net Assets $ 1,862,171,083

Blueprint Funds - December 31, 2024 - Statements of Assets and Liabilities - 17
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 434,112,082 $ 1,006,373,213
13,621,518 31,587,736
31,084,648 78,676,296
620,656 6,081,432
83,397 221,952
166,692 349,448
— 12,366
67,622 260,798
68,360 183,250
383 977
479,825,358 1,123,747,468
161,909 366,488
91,555 214,658
34,275 46,504
81,737 193,338
62,258 144,812
956 2,268
61 10
4,140 9,434
529 1,235
4,536 5,787
8,575 3,898
5,801 12,569
456,332 1,001,001
— —
$ 479,369,026 $ 1,122,746,467
412,127,906 922,640,320
13,842,279 32,091,659
$ 457,800,960 $ 1,016,275,506
21,568,066 106,470,961
$ 479,369,026 $ 1,122,746,467

18 - Statements of Assets and Liabilities - December 31, 2024 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
Net Assets:
Class I Shares $ 55,079,569
Class II Shares 1,805,025,930
Class Y Shares 2,065,584
Total $ 1,862,171,083
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 4,595,337
Class II Shares 151,210,436
Class Y Shares 159,348
Total 155,965,121
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 11 .99
Class II Shares $ 11 .94
Class Y Shares $ 12 .96

Blueprint Funds - December 31, 2024 - Statements of Assets and Liabilities - 19
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 8,639,087 $ 10,524,065
470,729,939 1,112,222,402
— —
$ 479,369,026 $ 1,122,746,467
672,107 769,767
36,970,732 82,197,690
— —
37,642,839 82,967,457
$ 12 .85 $ 13 .67
$ 12 .73 $ 13 .53
$ — $ —

20 - Statements of Operations - For the Year Ended December 31, 2024 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 3,166,555
Dividend income from unaffiliated issuers 35,773
Interest income (unaffiliated) 163
Total Income 3,202,491
EXPENSES:
Investment advisory fees 460,945
Fund administration fees 92,924
Distribution fees Class II Shares 378,318
Administrative servicing fees Class I Shares 117,036
Administrative servicing fees Class II Shares 226,993
Professional fees 18,576
Printing fees 3,049
Trustee fees 8,390
Custodian fees 1,324
Accounting and transfer agent fees 1,547
Compliance program costs (Note 3) 1,003
Other 4,532
Total expenses before fees waived 1,314,637
Distribution fees waived - Class II (Note 3) (242,124)
Investment advisory fees waived (Note 3) (230,468)
Net Expenses 842,045
NET INVESTMENT INCOME 2,360,446
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 3,996,689
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers (2,151,410)
Transactions in investment securities of unaffiliated issuers 4,086
Net realized gains (losses) 1,849,365
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 28,028,461
Investment securities of unaffiliated issuers (83,764)
Net change in unrealized appreciation/depreciation 27,944,697
Net realized/unrealized gains (losses) 29,794,062
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 32,154,508

Blueprint Funds - For the Year Ended December 31, 2024 - Statements of Operations - 21
NVIT Blueprint
SM
Moderately
Aggressive Fund
NVIT Blueprint
SM
Moderate Fund
NVIT Blueprint
SM
Moderately
Conservative Fund
NVIT Blueprint
SM
Conservative Fund
NVIT Blueprint
SM
Balanced Fund
$ 7,586,456 $ 39,398,752 $ 12,947,750 $ 15,033,228 $ 36,865,411
33,760 410,915 106,460 68,409 333,739
82 3,804 1,399 1,594 3,062
7,620,298 39,813,471 13,055,609 15,103,231 37,202,212
909,863 3,801,480 1,015,602 1,000,135 3,164,147
141,384 458,065 152,789 151,113 385,645
851,572 4,664,521 1,251,541 1,230,407 3,896,130
171,049 83,821 10,766 11,749 41,751
510,948 2,798,740 750,932 738,252 2,337,701
26,019 74,345 27,945 27,710 63,517
3,336 18,043 5,767 5,454 15,410
16,282 68,566 18,017 17,814 56,508
4 — — — —
2,796 10,625 3,072 3,037 8,836
1,982 8,376 2,213 2,182 6,917
9,176 41,774 11,745 11,856 34,899
2,644,411 12,028,356 3,250,389 3,199,709 10,011,461
(545,008) (2,985,305) (800,989) (787,464) (2,493,532)
(454,923) (1,921,794) (507,792) (500,058) (1,586,364)
1,644,480 7,121,257 1,941,608 1,912,187 5,931,565
5,975,818 32,692,214 11,114,001 13,191,044 31,270,647
6,688,328 21,944,036 3,665,946 1,703,816 14,177,622
2,028,352 15,386,743 1,217,657 (5,769,716) 11,231,057
5,205 88,504 32,777 21,351 78,407
8,721,885 37,419,283 4,916,380 (4,044,549) 25,487,086
43,234,109 132,876,899 22,545,137 16,288,644 85,211,826
(80,122) (897,782) (228,433) (128,675) (729,208)
43,153,987 131,979,117 22,316,704 16,159,969 84,482,618
51,875,872 169,398,400 27,233,084 12,115,420 109,969,704
$ 57,851,690 $ 202,090,614 $ 38,347,085 $ 25,306,464 $ 141,240,351

22 - Statements of Operations - For the Year Ended December 31, 2024 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital
Appreciation Fund
INVESTMENT INCOME:
Dividend income from affiliated issuers $ 34,825,401
Dividend income from unaffiliated issuers 414,530
Interest income (unaffiliated) 2,341
Total Income 35,242,272
EXPENSES:
Investment advisory fees 3,825,558
Fund administration fees 460,816
Distribution fees Class II Shares 4,701,631
Administrative servicing fees Class I Shares 78,822
Administrative servicing fees Class II Shares 2,821,006
Professional fees 74,765
Printing fees 14,919
Trustee fees 69,108
Accounting and transfer agent fees 10,707
Compliance program costs (Note 3) 8,427
Other 41,521
Total expenses before fees waived and expenses reimbursed 12,107,280
Distribution fees waived - Class II (Note 3) (3,009,055)
Investment advisory fees waived (Note 3) (1,934,467)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 7,163,758
NET INVESTMENT INCOME 28,078,514
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from affiliated Underlying Funds 23,695,289
Net realized gains (losses) from:
Transactions in investment securities of affiliated issuers 23,165,937
Transactions in investment securities of unaffiliated issuers 28,729
Expiration or closing of futures contracts (Note 2) —
Net realized gains (losses) 46,889,955
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 154,555,973
Investment securities of unaffiliated issuers (901,628)
Futures contracts (Note 2) —
Net change in unrealized appreciation/depreciation 153,654,345
Net realized/unrealized gains (losses) 200,544,300
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 228,622,814

Blueprint Funds - For the Year Ended December 31, 2024 - Statements of Operations - 23
NVIT Blueprint
SM
Managed Growth &
Income Fund
NVIT Blueprint
SM
Managed Growth
Fund
$ 10,858,774 $ 21,833,831
99,648 230,173
1,385,054 3,605,990
12,343,476 25,669,994
1,104,514 2,562,473
151,551 294,623
1,234,944 2,887,334
12,115 14,748
740,973 1,732,418
27,679 49,274
4,194 9,032
17,912 41,515
2,908 6,442
2,189 5,082
10,862 25,035
3,309,841 7,627,976
(246,985) (577,458)
— —
(818,700) (2,175,735)
2,244,156 4,874,783
10,099,320 20,795,211
4,353,312 12,419,694
(435,975) (121,673)
22,612 47,558
4,945,461 24,566,304
8,885,410 36,911,883
28,148,974 81,589,756
(220,761) (503,923)
(4,316,938) (15,040,859)
23,611,275 66,044,974
32,496,685 102,956,857
$ 42,596,005 $ 123,752,068

The accompanying notes are an integral part of these financial statements.
24 - Statements of Changes in Net Assets - December 31, 2024 - Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 2,360,446 $ 7,527,765
Net realized gains 1,849,365 812,424
Net change in unrealized appreciation/depreciation 27,944,697 24,257,733
Change in net assets resulting from operations 32,154,508 32,597,922
Distributions to Shareholders From:
Distributable earnings:
Class I (808,709) (3,446,826)
Class II (1,577,089) (7,676,844)
Class Y (15,367) — (a)
Change in net assets from shareholder distributions (2,401,165) (11,123,670)
Change in net assets from capital transactions 9,915,445 23,121,463
Change in net assets 39,668,788 44,595,715
Net Assets:
Beginning of year 206,965,733 162,370,018
End of year $ 246,634,521 $ 206,965,733
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 8,006,844 $ 17,666,462
Dividends reinvested 808,709 3,446,826
Cost of shares redeemed (4,646,505) (3,869,963)
Total Class I Shares 4,169,048 17,243,325
Class II Shares
Proceeds from shares issued 24,903,859 12,140,524
Dividends reinvested 1,577,089 7,676,844
Cost of shares redeemed (23,926,923) (13,958,575)
Total Class II Shares 2,554,025 5,858,793
Class Y Shares
Proceeds from shares issued 3,768,856 19,572 (a)
Dividends reinvested 15,367 — (a)
Cost of shares redeemed (591,851) (227) (a)
Total Class Y Shares 3,192,372 19,345 (a)
Change in net assets from capital transactions $ 9,915,445 $ 23,121,463

Blueprint Funds - December 31, 2024 - Statements of Changes in Net Assets - 25
NVIT Blueprint
SM
Moderately Aggressive
Fund NVIT Blueprint
SM
Moderate Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 5,975,818 $ 16,045,624 $ 32,692,214 $ 70,869,879
8,721,885 8,381,056 37,419,283 29,361,098
43,153,987 43,175,849 131,979,117 164,564,375
57,851,690 67,602,529 202,090,614 264,795,352
(1,887,059) (6,245,388) (763,880) (3,302,171)
(5,637,243) (19,852,313) (25,026,449) (118,212,940)
(4,470) — (a) (2,195) — (a)
(7,528,772) (26,097,701) (25,792,524) (121,515,111)
(21,268,286) 787,485 (260,230,813) (101,326,762)
29,054,632 42,292,313 (83,932,723) 41,953,479
431,601,734 389,309,421 1,935,839,429 1,893,885,950
$ 460,656,366 $ 431,601,734 $ 1,851,906,706 $ 1,935,839,429
$ 5,215,584 $ 7,356,554 $ 3,283,964 $ 4,954,499
1,887,059 6,245,388 763,880 3,302,171
(8,243,179) (5,511,657) (6,297,251) (5,155,754)
(1,140,536) 8,090,285 (2,249,407) 3,100,916
17,095,592 10,003,350 1,878,757 4,443,995
5,637,243 19,852,313 25,026,449 118,212,940
(43,871,999) (37,178,241) (285,655,382) (227,095,366)
(21,139,164) (7,322,578) (258,750,176) (104,438,431)
1,405,916 19,908 (a) 782,776 10,882 (a)
4,470 — (a) 2,195 — (a)
(398,972) (130) (a) (16,201) (129) (a)
1,011,414 19,778 (a) 768,770 10,753 (a)
$ (21,268,286) $ 787,485 $ (260,230,813) $ (101,326,762)

The accompanying notes are an integral part of these financial statements.
26 - Statements of Changes in Net Assets - December 31, 2024 - Blueprint Funds
NVIT Blueprint
SM
Aggressive Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 589,734 1,512,192
Reinvested 58,687 299,724
Redeemed (345,181) (325,855)
Total Class I Shares 303,240 1,486,061
Class II Shares
Issued 1,843,213 1,029,772
Reinvested 115,200 671,053
Redeemed (1,767,642) (1,204,679)
Total Class II Shares 190,771 496,146
Class Y Shares
Issued 252,390 1,516 (a)
Reinvested 1,046 — (a)
Redeemed (41,493) (17) (a)
Total Class Y Shares 211,943 1,499 (a)
Total change in shares 705,954 1,983,706
(a) For the period from September 12, 2023 (commencement of operations) through December 31, 2023.

Blueprint Funds - December 31, 2024 - Statements of Changes in Net Assets - 27
NVIT Blueprint
SM
Moderately Aggressive
Fund NVIT Blueprint
SM
Moderate Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
464,794 746,471 280,655 460,035
166,114 648,535 63,657 318,742
(747,336) (557,218) (555,635) (481,496)
(116,428) 837,788 (211,323) 297,281
1,548,164 1,015,006 158,563 421,959
498,871 2,070,106 2,097,774 11,465,853
(3,917,374) (3,775,697) (24,421,570) (21,384,901)
(1,870,339) (690,585) (22,165,233) (9,497,089)
113,539 1,834 (a) 59,830 952 (a)
367 — (a) 171 — (a)
(34,035) (12) (a) (1,267) (11) (a)
79,871 1,822 (a) 58,734 941 (a)
(1,906,896) 149,025 (22,317,822) (9,198,867)

The accompanying notes are an integral part of these financial statements.
28 - Statements of Changes in Net Assets - December 31, 2024 - Blueprint Funds
NVIT Blueprint
SM
Moderately Conservative
Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 11,114,001 $ 18,931,571
Net realized gains (losses) 4,916,380 865,210
Net change in unrealized appreciation/depreciation 22,316,704 39,263,374
Change in net assets resulting from operations 38,347,085 59,060,155
Distributions to Shareholders From:
Distributable earnings:
Class I (9,084) (329,988)
Class II (624,239) (25,884,682)
Class Y (7) — (a)
Change in net assets from shareholder distributions (633,330) (26,214,670)
Change in net assets from capital transactions (80,868,995) (57,199,077)
Change in net assets (43,155,240) (24,353,592)
Net Assets:
Beginning of year 524,514,040 548,867,632
End of year $ 481,358,800 $ 524,514,040
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 2,221,156 $ 1,314,489
Dividends reinvested 9,084 329,988
Cost of shares redeemed (2,363,951) (1,302,341)
Total Class I Shares (133,711) 342,136
Class II Shares
Proceeds from shares issued 4,739,816 1,662,561
Dividends reinvested 624,239 25,884,682
Cost of shares redeemed (86,099,346) (85,093,456)
Total Class II Shares (80,735,291) (57,546,213)
Class Y Shares
Proceeds from shares issued — 5,000 (a)
Dividends reinvested 7 — (a)
Cost of shares redeemed — — (a)
Total Class Y Shares 7 5,000 (a)
Change in net assets from capital transactions $ (80,868,995) $ (57,199,077)

Blueprint Funds - December 31, 2024 - Statements of Changes in Net Assets - 29
NVIT Blueprint
SM
Conservative Fund NVIT Blueprint
SM
Balanced Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 13,191,044 $ 17,850,762 $ 31,270,647 $ 58,532,271
(4,044,549) (7,789,691) 25,487,086 13,694,928
16,159,969 34,971,244 84,482,618 127,706,870
25,306,464 45,032,315 141,240,351 199,934,069
— (158,878) (228,714) (1,218,805)
— (10,638,062) (12,626,477) (77,895,673)
— — (a) (680) — (a)
— (10,796,940) (12,855,871) (79,114,478)
(82,271,030) (74,269,833) (235,407,806) (102,520,453)
(56,964,566) (40,034,458) (107,023,326) 18,299,138
522,110,853 562,145,311 1,618,782,524 1,600,483,386
$ 465,146,287 $ 522,110,853 $ 1,511,759,198 $ 1,618,782,524
$ 1,267,158 $ 1,168,156 $ 3,658,780 $ 4,490,776
— 158,878 228,714 1,218,805
(1,159,237) (1,521,036) (4,124,631) (3,085,717)
107,921 (194,002) (237,137) 2,623,864
38,068,609 15,085,021 5,220,248 7,962,433
— 10,638,062 12,626,477 77,895,673
(120,556,421) (99,809,647) (253,551,475) (191,013,171)
(82,487,812) (74,086,564) (235,704,750) (105,155,065)
125,731 10,862 (a) 542,170 10,877 (a)
— — (a) 680 — (a)
(16,870) (129) (a) (8,769) (129) (a)
108,861 10,733 (a) 534,081 10,748 (a)
$ (82,271,030) $ (74,269,833) $ (235,407,806) $ (102,520,453)

The accompanying notes are an integral part of these financial statements.
30 - Statements of Changes in Net Assets - December 31, 2024 - Blueprint Funds
NVIT Blueprint
SM
Moderately Conservative
Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 196,156 124,819
Reinvested 774 32,225
Redeemed (207,994) (124,770)
Total Class I Shares (11,064) 32,274
Class II Shares
Issued 410,227 159,553
Reinvested 53,445 2,535,228
Redeemed (7,603,884) (8,113,273)
Total Class II Shares (7,140,212) (5,418,492)
Class Y Shares
Issued — 463 (a)
Reinvested 1 — (a)
Redeemed — — (a)
Total Class Y Shares 1 463 (a)
Total change in shares (7,151,275) (5,385,755)
(a) For the period from September 12, 2023 (commencement of operations) through December 31, 2023.

Blueprint Funds - December 31, 2024 - Statements of Changes in Net Assets - 31
NVIT Blueprint
SM
Conservative Fund NVIT Blueprint
SM
Balanced Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
118,588 116,428 307,224 413,806
— 16,016 18,809 115,417
(109,241) (152,895) (351,377) (285,123)
9,347 (20,451) (25,344) 244,100
3,563,877 1,536,782 445,845 743,316
— 1,075,638 1,049,583 7,447,005
(11,231,118) (9,976,705) (21,605,734) (17,826,561)
(7,667,241) (7,364,285) (20,110,306) (9,636,240)
11,486 1,048 (a) 41,986 949 (a)
— — (a) 53 — (a)
(1,524) (12) (a) (672) (11) (a)
9,962 1,036 (a) 41,367 938 (a)
(7,647,932) (7,383,700) (20,094,283) (9,391,202)

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - December 31, 2024 - Blueprint Funds
NVIT Blueprint
SM
Capital Appreciation Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 28,078,514 $ 67,652,533
Net realized gains (losses) 46,889,955 22,020,489
Net change in unrealized appreciation/depreciation 153,654,345 198,330,691
Change in net assets resulting from operations 228,622,814 288,003,713
Distributions to Shareholders From:
Distributable earnings:
Class I (502,392) (3,229,489)
Class II (17,439,080) (135,063,931)
Class Y (13,245) — (a)
Change in net assets from shareholder distributions (17,954,717) (138,293,420)
Change in net assets from capital transactions (288,342,489) (99,615,074)
Change in net assets (77,674,392) 50,095,219
Net Assets:
Beginning of year 1,939,845,475 1,889,750,256
End of year $ 1,862,171,083 $ 1,939,845,475
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 3,890,930 $ 6,952,995
Dividends reinvested 502,392 3,229,489
Cost of shares redeemed (3,602,669) (5,424,477)
Total Class I Shares 790,653 4,758,007
Class II Shares
Proceeds from shares issued 1,306,127 1,081,523
Dividends reinvested 17,439,080 135,063,931
Cost of shares redeemed (308,910,340) (241,395,588)
Total Class II Shares (290,165,133) (105,250,134)
Class Y Shares
Proceeds from shares issued 1,073,894 879,497 (a)
Dividends reinvested 13,245 — (a)
Cost of shares redeemed (55,148) (2,444) (a)
Total Class Y Shares 1,031,991 877,053 (a)
Change in net assets from capital transactions $ (288,342,489) $ (99,615,074)

Blueprint Funds - December 31, 2024 - Statements of Changes in Net Assets - 33
NVIT Blueprint
SM
Managed Growth & Income
Fund NVIT Blueprint
SM
Managed Growth Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 10,099,320 $ 18,108,160 $ 20,795,211 $ 42,910,660
8,885,410 (865,509) 36,911,883 (14,552,043)
23,611,275 40,155,331 66,044,974 104,069,503
42,596,005 57,397,982 123,752,068 132,428,120
— — — (133,148)
— — — (18,871,286)
— — — —
— — — (19,004,434)
(62,973,044) (45,056,758) (165,463,556) (83,013,992)
(20,377,039) 12,341,224 (41,711,488) 30,409,694
499,746,065 487,404,841 1,164,457,955 1,134,048,261
$ 479,369,026 $ 499,746,065 $ 1,122,746,467 $ 1,164,457,955
$ 1,905,795 $ 1,321,070 $ 1,315,119 $ 1,416,601
— — — 133,148
(783,261) (346,117) (629,144) (1,219,124)
1,122,534 974,953 685,975 330,625
3,946,351 5,220,904 5,658,876 4,999,248
— — — 18,871,286
(68,041,929) (51,252,615) (171,808,407) (107,215,151)
(64,095,578) (46,031,711) (166,149,531) (83,344,617)
— — — —
— — — —
— — — —
— — — —
$ (62,973,044) $ (45,056,758) $ (165,463,556) $ (83,013,992)

The accompanying notes are an integral part of these financial statements.
34 - Statements of Changes in Net Assets - December 31, 2024 - Blueprint Funds
NVIT Blueprint
SM
Capital Appreciation Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 335,027 665,915
Reinvested 42,540 321,342
Redeemed (313,654) (519,362)
Total Class I Shares 63,913 467,895
Class II Shares
Issued 115,961 104,771
Reinvested 1,481,655 13,479,434
Redeemed (26,813,317) (23,258,670)
Total Class II Shares (25,215,701) (9,674,465)
Class Y Shares
Issued 83,254 79,604 (a)
Reinvested 1,037 — (a)
Redeemed (4,337) (210) (a)
Total Class Y Shares 79,954 79,394 (a)
Total change in shares (25,071,834) (9,127,176)
(a) For the period from September 12, 2023 (commencement of operations) through December 31, 2023.

Blueprint Funds - December 31, 2024 - Statements of Changes in Net Assets - 35
NVIT Blueprint
SM
Managed Growth & Income
Fund NVIT Blueprint
SM
Managed Growth Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
154,306 120,506 99,763 123,582
— — — 11,538
(63,120) (31,082) (48,104) (106,556)
91,186 89,424 51,659 28,564
322,355 480,840 424,004 442,216
— — — 1,648,147
(5,454,469) (4,696,277) (13,136,432) (9,367,449)
(5,132,114) (4,215,437) (12,712,428) (7,277,086)
— — — —
— — — —
— — — —
— — — —
(5,040,928) (4,126,013) (12,660,769) (7,248,522)

36 - Financial Highlights - December 31, 2024 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
(f)(g)
Portfolio
Turnover(b)(h)
Class I Shares
12/31/2024 $ 12.39 $ 0.15 $ 1.76 $ 1.91 $ — $ (0.14) $ (0.14) $ 14.16 15.44% $ 83,955 0.31% 1.08% 0.41% 23.66%
12/31/2023 11.01 0.52 1.60 2.12 — (0.74) (0.74) 12.39 19.74% 69,681 0.32% 4.48% 0.42% 9.76%
12/31/2022 13.04 0.29 (2.28) (1.99) — (0.04) (0.04) 11.01 (15.23)% 45,599 0.32% 2.52% 0.42% 9.84%
12/31/2021 10.87 0.17 2.02 2.19 (0.02) — (0.02) 13.04 20.19% 48,630 0.33% 1.40% 0.43% 16.53%
12/31/2020 9.75 0.04 1.19 1.23 (0.11) — (0.11) 10.87 12.74% 38,068 0.33% 0.40% 0.45% 21.86%
Class II Shares
12/31/2024 12.32 0.13 1.76 1.89 — (0.14) (0.14) 14.07 15.37% 159,456 0.40% 0.98% 0.66% 23.66%
12/31/2023 10.97 0.48 1.61 2.09 — (0.74) (0.74) 12.32 19.54% 137,265 0.41% 4.12% 0.67% 9.76%
12/31/2022 12.99 0.28 (2.26) (1.98) — (0.04) (0.04) 10.97 (15.22)% 116,771 0.41% 2.42% 0.67% 9.84%
12/31/2021 10.83 0.16 2.02 2.18 (0.02) — (0.02) 12.99 20.10% 128,857 0.42% 1.35% 0.68% 16.53%
12/31/2020 9.73 0.03 1.18 1.21 (0.11) — (0.11) 10.83 12.56% 93,248 0.42% 0.29% 0.70% 21.86%
Class Y Shares
12/31/2024 13.17 0.38 1.69 2.07 — (0.14) (0.14) 15.10 15.74%(i) 3,224 0.16% 2.54% 0.26% 23.66%
12/31/2023(j) 12.29 0.48 0.40 0.88 — — — 13.17 7.16%(i) 20 0.18% 12.75% 0.26% 9.76%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(i) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(j) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - December 31, 2024 - Financial Highlights - 37
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderately Aggressive Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
(f)(g)
Portfolio
Turnover(b)(h)
Class I Shares
12/31/2024 $ 10.35 $ 0.16 $ 1.26 $ 1.42 $ — $ (0.19) $ (0.19) $ 11.58 13.74% $ 118,690 0.29% 1.41% 0.39% 21.97%
12/31/2023 9.36 0.40 1.24 1.64 — (0.65) (0.65) 10.35 18.07% 107,285 0.30% 4.09% 0.40% 13.04%
12/31/2022 11.23 0.24 (1.93) (1.69) — (0.18) (0.18) 9.36 (15.01)% 89,199 0.30% 2.47% 0.40% 7.97%
12/31/2021 9.53 0.15 1.58 1.73 (0.03) — (0.03) 11.23 18.12% 103,327 0.30% 1.45% 0.40% 14.74%
12/31/2020 8.76 0.06 0.99 1.05 (0.09) (0.19) (0.28) 9.53 12.36% 84,871 0.30% 0.66% 0.41% 11.77%
Class II Shares
12/31/2024 10.30 0.14 1.27 1.41 — (0.19) (0.19) 11.52 13.71% 340,953 0.38% 1.28% 0.64% 21.97%
12/31/2023 9.33 0.38 1.24 1.62 — (0.65) (0.65) 10.30 17.90% 324,297 0.39% 3.90% 0.65% 13.04%
12/31/2022 11.21 0.23 (1.93) (1.70) — (0.18) (0.18) 9.33 (15.13)% 300,110 0.39% 2.34% 0.65% 7.97%
12/31/2021 9.51 0.14 1.58 1.72 (0.02) — (0.02) 11.21 18.06% 370,583 0.39% 1.31% 0.65% 14.74%
12/31/2020 8.75 0.04 1.00 1.04 (0.09) (0.19) (0.28) 9.51 12.26% 329,163 0.39% 0.53% 0.66% 11.77%
Class Y Shares
12/31/2024 11.07 0.44 1.09 1.53 — (0.19) (0.19) 12.41 13.84%(i) 1,013 0.14% 3.57% 0.24% 21.97%
12/31/2023(j) 10.33 0.40 0.34 0.74 — — — 11.07 7.16%(i) 20 0.15% 12.52% 0.23% 13.04%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(i) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(j) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

38 - Financial Highlights - December 31, 2024 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
hh
NVIT Blueprint
SM
Moderate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2024 $ 11.04 $ 0.22 $ 1.01 $ 1.23 $ — $ (0.16) $ (0.16) $ 12.11 11.18% $ 58,047 0.28% 1.89% 0.38% 17.01%
12/31/2023 10.26 0.42 1.07 1.49 — (0.71) (0.71) 11.04 14.95% 55,277 0.28% 3.96% 0.38% 10.09%
12/31/2022 12.32 0.27 (2.00) (1.73) — (0.33) (0.33) 10.26 (14.08)% 48,288 0.29% 2.50% 0.39% 15.72%
12/31/2021 10.87 0.18 1.30 1.48 (0.03) — (0.03) 12.32 13.64% 56,500 0.28% 1.50% 0.38% 9.16%
12/31/2020 10.18 0.11 0.96 1.07 (0.09) (0.29) (0.38) 10.87 10.77% 48,710 0.29% 1.07% 0.39% 8.94%
Class II Shares
12/31/2024 10.99 0.20 1.00 1.20 — (0.16) (0.16) 12.03 10.96% 1,793,086 0.37% 1.69% 0.63% 17.01%
12/31/2023 10.22 0.40 1.08 1.48 — (0.71) (0.71) 10.99 14.92% 1,880,551 0.37% 3.71% 0.63% 10.09%
12/31/2022 12.29 0.25 (1.99) (1.74) — (0.33) (0.33) 10.22 (14.20)%(h) 1,845,598 0.38% 2.32% 0.64% 15.72%
12/31/2021 10.84 0.15 1.32 1.47 (0.02) — (0.02) 12.29 13.56%(h) 2,380,436 0.37% 1.32% 0.63% 9.16%
12/31/2020 10.16 0.09 0.97 1.06 (0.09) (0.29) (0.38) 10.84 10.69% 2,355,993 0.38% 0.93% 0.64% 8.94%
Class Y Shares
12/31/2024 11.80 0.46 0.87 1.33 — (0.16) (0.16) 12.97 11.31% 774 0.13% 3.58% 0.23% 17.01%
12/31/2023(i) 11.09 0.41 0.30 0.71 — — — 11.80 6.40% 11 0.15% 11.96% 0.23% 10.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - December 31, 2024 - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Moderately Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2024 $ 10.84 $ 0.28 $ 0.56 $ 0.84 $ — $ (0.01) $ (0.01) $ 11.67 7.79% $ 7,439 0.29% 2.44% 0.39% 13.64%
12/31/2023 10.20 0.42 0.76 1.18 — (0.54) (0.54) 10.84 11.88% 7,026 0.29% 3.99% 0.39% 8.69%
12/31/2022 12.07 0.27 (1.84) (1.57) — (0.30) (0.30) 10.20 (13.05)% 6,282 0.30% 2.52% 0.40% 17.97%
12/31/2021 11.08 0.18 0.84 1.02 (0.03) — (0.03) 12.07 9.23% 6,691 0.30% 1.56% 0.40% 9.22%
12/31/2020 10.28 0.16 0.77 0.93 (0.06) (0.07) (0.13) 11.08 9.15% 7,096 0.30% 1.58% 0.40% 7.90%
Class II Shares
12/31/2024 10.80 0.25 0.59 0.84 — (0.01) (0.01) 11.63 7.82% 473,914 0.38% 2.18% 0.64% 13.64%
12/31/2023 10.18 0.37 0.79 1.16 — (0.54) (0.54) 10.80 11.70% 517,483 0.38% 3.54% 0.64% 8.69%
12/31/2022 12.06 0.24 (1.82) (1.58) — (0.30) (0.30) 10.18 (13.14)%(h) 542,585 0.39% 2.26% 0.65% 17.97%
12/31/2021 11.07 0.16 0.85 1.01 (0.02) — (0.02) 12.06 9.12%(h) 696,957 0.39% 1.38% 0.65% 9.22%
12/31/2020 10.28 0.13 0.79 0.92 (0.06) (0.07) (0.13) 11.07 9.05% 714,954 0.39% 1.26% 0.65% 7.90%
Class Y Shares
12/31/2024 11.42 0.31 0.59 0.90 — (0.01) (0.01) 12.31 7.92%(h) 6 0.13% 2.59% 0.23% 13.64%
12/31/2023(i) 10.79 0.42 0.21 0.63 — — — 11.42 5.84%(h) 5 0.15% 12.75% 0.22% 8.69%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

40 - Financial Highlights - December 31, 2024 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Conservative Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2024 $ 10.42 $ 0.32 $ 0.22 $ 0.54 $ — $ — $ — $ 10.96 5.18% $ 8,152 0.29% 2.94% 0.39% 16.43%
12/31/2023 9.77 0.36 0.50 0.86 — (0.21) (0.21) 10.42 8.91% 7,653 0.29% 3.54% 0.39% 8.85%
12/31/2022 11.35 0.25 (1.61) (1.36) — (0.22) (0.22) 9.77 (11.97)% 7,377 0.30% 2.40% 0.40% 21.03%
12/31/2021 10.91 0.18 0.31 0.49 (0.02) (0.03) (0.05) 11.35 4.49% 8,584 0.30% 1.64% 0.40% 15.86%
12/31/2020 10.18 0.21 0.58 0.79 (0.03) (0.03) (0.06) 10.91 7.69% 8,581 0.30% 1.98% 0.40% 21.82%
Class II Shares
12/31/2024 10.39 0.28 0.25 0.53 — — — 10.92 5.10% 456,871 0.38% 2.63% 0.64% 16.43%
12/31/2023 9.75 0.33 0.52 0.85 — (0.21) (0.21) 10.39 8.83% 514,447 0.38% 3.31% 0.64% 8.85%
12/31/2022 11.34 0.23 (1.60) (1.37) — (0.22) (0.22) 9.75 (12.07)% 554,768 0.39% 2.24% 0.65% 21.03%
12/31/2021 10.90 0.16 0.32 0.48 (0.01) (0.03) (0.04) 11.34 4.38% 700,533 0.39% 1.47% 0.65% 15.86%
12/31/2020 10.18 0.18 0.60 0.78 (0.03) (0.03) (0.06) 10.90 7.59% 746,243 0.39% 1.71% 0.65% 21.82%
Class Y Shares
12/31/2024 10.64 0.45 0.12 0.57 — — — 11.21 5.36% 123 0.14% 4.02% 0.24% 16.43%
12/31/2023(h) 10.12 0.33 0.19 0.52 — — — 10.64 5.14% 11 0.15% 10.66% 0.23% 8.85%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - December 31, 2024 - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Balanced Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2024 $ 11.22 $ 0.26 $ 0.79 $ 1.05 $ — $ (0.10) $ (0.10) $ 12.17 9.34% $ 28,974 0.29% 2.21% 0.39% 14.72%
12/31/2023 10.41 0.43 0.93 1.36 — (0.55) (0.55) 11.22 13.40% 27,005 0.29% 3.98% 0.39% 9.46%
12/31/2022 12.48 0.27 (1.97) (1.70) — (0.37) (0.37) 10.41 (13.60)% 22,509 0.29% 2.46% 0.39% 17.28%
12/31/2021 11.26 0.20 1.05 1.25 (0.03) — (0.03) 12.48 11.12% 25,787 0.29% 1.63% 0.39% 8.94%
12/31/2020 10.48 0.13 0.87 1.00 (0.07) (0.15) (0.22) 11.26 9.71% 21,757 0.29% 1.30% 0.39% 7.54%
Class II Shares
12/31/2024 11.11 0.23 0.80 1.03 — (0.10) (0.10) 12.04 9.26% 1,482,243 0.38% 1.97% 0.64% 14.72%
12/31/2023 10.32 0.39 0.95 1.34 — (0.55) (0.55) 11.11 13.32% 1,591,767 0.38% 3.66% 0.64% 9.46%
12/31/2022 12.39 0.25 (1.95) (1.70) — (0.37) (0.37) 10.32 (13.70)% 1,577,974 0.38% 2.24% 0.64% 17.28%
12/31/2021 11.18 0.17 1.06 1.23 (0.02) — (0.02) 12.39 11.00% 2,042,920 0.38% 1.43% 0.64% 8.94%
12/31/2020 10.41 0.11 0.88 0.99 (0.07) (0.15) (0.22) 11.18 9.68% 2,045,122 0.38% 1.12% 0.64% 7.54%
Class Y Shares
12/31/2024 11.82 1.06 0.05 1.11 — (0.10) (0.10) 12.83 9.38%(h) 543 0.14% 8.24% 0.24% 14.72%
12/31/2023(i) 11.13 0.40 0.29 0.69 — — — 11.82 6.20%(h) 11 0.15% 11.79% 0.23% 9.46%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

42 - Financial Highlights - December 31, 2024 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Capital Appreciation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2024 $ 10.75 $ 0.19 $ 1.16 $ 1.35 $ — $ (0.11) $ (0.11) $ 11.99 12.58% $ 55,080 0.28% 1.65% 0.38% 18.82%
12/31/2023 9.96 0.40 1.18 1.58 — (0.79) (0.79) 10.75 16.45% 48,703 0.28% 3.83% 0.38% 9.43%
12/31/2022 12.27 0.26 (2.10) (1.84) — (0.47) (0.47) 9.96 (15.02)%(h) 40,461 0.29% 2.45% 0.39% 16.86%
12/31/2021 10.62 0.18 1.50 1.68 (0.03) — (0.03) 12.27 15.85%(h) 45,476 0.28% 1.54% 0.38% 9.64%
12/31/2020 9.98 0.09 1.03 1.12 (0.10) (0.38) (0.48) 10.62 11.67% 37,553 0.29% 0.89% 0.39% 8.73%
Class II Shares
12/31/2024 10.71 0.17 1.17 1.34 — (0.11) (0.11) 11.94 12.53% 1,805,026 0.37% 1.44% 0.63% 18.82%
12/31/2023 9.94 0.37 1.19 1.56 — (0.79) (0.79) 10.71 16.28% 1,890,222 0.37% 3.56% 0.63% 9.43%
12/31/2022 12.25 0.24 (2.08) (1.84) — (0.47) (0.47) 9.94 (15.05)% 1,849,289 0.38% 2.20% 0.64% 16.86%
12/31/2021 10.60 0.15 1.52 1.67 (0.02) — (0.02) 12.25 15.76% 2,464,639 0.37% 1.33% 0.63% 9.64%
12/31/2020 9.98 0.07 1.03 1.10 (0.10) (0.38) (0.48) 10.60 11.47% 2,413,494 0.38% 0.74% 0.64% 8.73%
Class Y Shares
12/31/2024 11.60 0.32 1.15 1.47 — (0.11) (0.11) 12.96 12.69% 2,066 0.13% 2.53% 0.23% 18.82%
12/31/2023(i) 10.87 0.60 0.13 0.73 — — — 11.60 6.72% 921 0.14% 17.27% 0.24% 9.43%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(i) For the period from September 12, 2023 (commencement of operations) through December 31, 2023. Total return is calculated based on inception date of September 11,
2023 through December 31, 2023.

Blueprint Funds - December 31, 2024 - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Managed Growth & Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2024 $ 11.80 $ 0.30 $ 0.75 $ 1.05 $ — $ — $ — $ 12.85 8.90% $ 8,639 0.25% 2.42% 0.41% 16.44%
12/31/2023 10.47 0.47 0.86 1.33 — — — 11.80 12.70% 6,852 0.25% 4.24% 0.41% 19.75%
12/31/2022 12.12 0.30 (1.95) (1.65) — — — 10.47 (13.61)% 5,146 0.25% 2.78% 0.42% 15.38%
12/31/2021 11.03 0.19 0.94 1.13 (0.04) — (0.04) 12.12 10.24% 3,888 0.25% 1.64% 0.42% 10.52%
12/31/2020 10.54 0.13 0.43 0.56 (0.07) — (0.07) 11.03 5.32% 3,014 0.25% 1.27% 0.42% 12.19%
Class II Shares
12/31/2024 11.71 0.25 0.77 1.02 — — — 12.73 8.71% 470,730 0.45% 2.00% 0.66% 16.44%
12/31/2023 10.41 0.40 0.90 1.30 — — — 11.71 12.49% 492,894 0.45% 3.69% 0.67% 19.75%
12/31/2022 12.08 0.24 (1.91) (1.67) — — — 10.41 (13.82)% 482,259 0.45% 2.17% 0.67% 15.38%
12/31/2021 10.99 0.15 0.96 1.11 (0.02) — (0.02) 12.08 10.08% 602,996 0.45% 1.27% 0.67% 10.52%
12/31/2020 10.53 0.10 0.43 0.53 (0.07) — (0.07) 10.99 5.04% 582,404 0.45% 1.01% 0.67% 12.19%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

44 - Financial Highlights - December 31, 2024 - Blueprint Funds
The accompanying notes are an integral part of these financial statements.
NVIT Blueprint
SM
Managed Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2024 $ 12.28 $ 0.28 $ 1.11 $ 1.39 $ — $ — $ — $ 13.67 11.32% $ 10,524 0.22% 2.13% 0.41% 17.14%
12/31/2023 11.09 0.48 0.91 1.39 — (0.20) (0.20) 12.28 12.61% 8,817 0.22% 4.17% 0.41% 19.94%
12/31/2022 13.06 0.31 (2.28) (1.97) — — — 11.09 (15.08)% 7,648 0.22% 2.67% 0.41% 13.95%
12/31/2021 11.32 0.19 1.59 1.78 (0.04) — (0.04) 13.06 15.72% 7,629 0.22% 1.54% 0.41% 9.86%
12/31/2020 10.61 0.12 0.67 0.79 (0.08) — (0.08) 11.32 7.53% 5,336 0.22% 1.17% 0.41% 12.93%
Class II Shares
12/31/2024 12.18 0.23 1.12 1.35 — — — 13.53 11.08% 1,112,222 0.42% 1.78% 0.66% 17.14%
12/31/2023 11.02 0.43 0.93 1.36 — (0.20) (0.20) 12.18 12.42% 1,155,641 0.42% 3.78% 0.66% 19.94%
12/31/2022 13.01 0.26 (2.25) (1.99) — — — 11.02 (15.30)%(h) 1,126,400 0.42% 2.23% 0.66% 13.95%
12/31/2021 11.28 0.15 1.60 1.75 (0.02) — (0.02) 13.01 15.50%(h) 1,432,147 0.42% 1.20% 0.66% 9.86%
12/31/2020 10.59 0.09 0.68 0.77 (0.08) — (0.08) 11.28 7.36% 1,317,831 0.42% 0.85% 0.66% 12.93%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Blueprint Funds - December 31, 2024 - Notes to Financial Statements - 45
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2024, the Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the nine (9) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Blueprint
SM
Aggressive Fund ("Blueprint Aggressive")
NVIT Blueprint
SM
Moderately Aggressive Fund ("Blueprint Moderately Aggressive")
NVIT Blueprint
SM
Moderate Fund ("Blueprint Moderate")
NVIT Blueprint
SM
Moderately Conservative Fund ("Blueprint Moderately Conservative")
NVIT Blueprint
SM
Conservative Fund ("Blueprint Conservative")
NVIT Blueprint
SM
Balanced Fund ("Blueprint Balanced")
NVIT Blueprint
SM
Capital Appreciation Fund ("Blueprint Capital Appreciation")
NVIT Blueprint
SM
Managed Growth & Income Fund ("Blueprint Managed Growth & Income")
NVIT Blueprint
SM
Managed Growth Fund ("Blueprint Managed Growth")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “fund-of-funds,” which means that the Fund pursues its objective(s) by allocating its investments primarily among other affiliated series of the Trust and affiliated series of the Nationwide Mutual Funds (“NMF”)(together, the “Underlying
Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
The Funds, as applicable, currently offer Class I, Class II and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

46 - Notes to Financial Statements - December 31, 2024 - Blueprint Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy.
The Funds may invest in other series of the Trust and other series of NMF (together, the “series of the Trusts”), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each
Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available upon request or at the Securities and Exchange
Commission's (the "SEC") website at www.sec.gov. In addition, the financial statements of the series of the Trusts are available on the SEC's website or upon request.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2024. Please refer to the Statements of Investments for additional information on portfolio holdings.
Blueprint Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 4,917,181 $ – $ – $ 4,917,181
Investment Companies 241,829,133 – – 241,829,133
Total $ 246,746,314 $ – $ – $ 246,746,314
Blueprint Moderately Aggressive
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 4,629,759 $ – $ – $ 4,629,759
Investment Companies 456,205,546 – – 456,205,546
Total $ 460,835,305 $ – $ – $ 460,835,305

Blueprint Funds - December 31, 2024 - Notes to Financial Statements - 47
Blueprint Moderate
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 56,094,134 $ – $ – $ 56,094,134
Investment Companies 1,796,480,341 – – 1,796,480,341
Total $ 1,852,574,475 $ – $ – $ 1,852,574,475
Blueprint Moderately Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 14,484,620 $ – $ – $ 14,484,620
Investment Companies 467,077,183 – – 467,077,183
Total $ 481,561,803 $ – $ – $ 481,561,803
Blueprint Conservative
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 9,296,811 $ – $ – $ 9,296,811
Investment Companies 456,048,571 – – 456,048,571
Total $ 465,345,382 $ – $ – $ 465,345,382
Blueprint Balanced
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 45,496,096 $ – $ – $ 45,496,096
Investment Companies 1,466,821,766 – – 1,466,821,766
Total $ 1,512,317,862 $ – $ – $ 1,512,317,862
Blueprint Capital Appreciation
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 56,853,157 $ – $ – $ 56,853,157
Investment Companies 1,805,988,771 – – 1,805,988,771
Total $ 1,862,841,928 $ – $ – $ 1,862,841,928
Blueprint Managed Growth & Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 13,621,518 $ – $ – $ 13,621,518
Investment Companies 434,112,082 – – 434,112,082
Total Assets $ 447,733,600 $ – $ – $ 447,733,600
Liabilities:
Futures Contracts# $ (351,787) $ – $ – $ (351,787)
Total Liabilities $ (351,787) $ – $ – $ (351,787)
Total $ 447,381,813 $ – $ – $ 447,381,813

48 - Notes to Financial Statements - December 31, 2024 - Blueprint Funds
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2024, the Funds did not have overdrawn balances.
(c) Futures Contracts
Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. Blueprint Managed Growth & Income and Blueprint Managed Growth are subject to equity risk in the normal course of pursuing their objective(s) in two respects. First, each Fund has set a baseline target equity exposure of 50% and 60%, respectively, which is represented by each Fund’s allocations to underlying equity funds. Second, each Funds enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with
NFA’s view of current equity market conditions. Through the use of these futures contracts, Blueprint Managed Growth & Income and Blueprint Managed Growth may increase their equity exposure to a maximum of 65% or to a minimum of 0% and a maximum of 80% or to a minimum of 0%, respectively, of each Fund’s assets.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
Blueprint Managed Growth
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 31,587,736 $ – $ – $ 31,587,736
Investment Companies 1,006,373,213 – – 1,006,373,213
Total Assets $ 1,037,960,949 $ – $ – $ 1,037,960,949
Liabilities:
Futures Contracts# $ (3,673,699) $ – $ – $ (3,673,699)
Total Liabilities $ (3,673,699) $ – $ – $ (3,673,699)
Total $ 1,034,287,250 $ – $ – $ 1,034,287,250
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

Blueprint Funds - December 31, 2024 - Notes to Financial Statements - 49
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2024:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2024:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2024:
Blueprint Managed Growth & Income
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (351,787)
Total $ (351,787)
Blueprint Managed Growth
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (3,673,699)
Total $ (3,673,699)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
Blueprint Managed Growth & Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 4,945,461
Total $ 4,945,461
Blueprint Managed Growth
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 24,566,304
Total $ 24,566,304
Blueprint Managed Growth & Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (4,316,938)
Total $ (4,316,938)
Blueprint Managed Growth
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (15,040,859)
Total $ (15,040,859)

50 - Notes to Financial Statements - December 31, 2024 - Blueprint Funds
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2024:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of December 31, 2024, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(d) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(e) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2024 are primarily attributable to investments in regulated investment companies and consent dividends. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.
The temporary differences as of December 31, 2024 may primarily be attributable to mark-to-market adjustments on futures, outstanding straddle loss deferrals and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2024 were as follows:
(f) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal
Blueprint Managed Growth & Income
Futures Contracts:
Average Notional Balance Long $ 76,737,783
Blueprint Managed Growth
Futures Contracts:
Average Notional Balance Long $ 286,533,493
Fund Capital
Total
Distributable
Earnings (Loss)
Blueprint Aggressive $ 8,258,027 $ (8,258,027)
Blueprint Moderately Aggressive 17,459,650 (17,459,650)
Blueprint Moderate 76,832,610 (76,832,610)
Blueprint Moderately Conservative 19,852,559 (19,852,559)
Blueprint Conservative 18,267,003 (18,267,003)
Blueprint Balanced 61,927,437 (61,927,437)
Blueprint Capital Appreciation 73,234,139 (73,234,139)
Blueprint Managed Growth & Income 19,151,676 (19,151,676)
Blueprint Managed Growth 46,399,917 (46,399,917)

Blueprint Funds - December 31, 2024 - Notes to Financial Statements - 51
income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
As of December 31, 2024, the estimated maximum amounts each Fund may claim as consent dividends for 2024 are as follows:
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(g) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(h) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investment of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected Nationwide Asset Management, LLC (the “Subadviser”), an affiliate of NFA, as subadviser for Blueprint Managed Growth
& Income and Blueprint Managed Growth, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the Subadviser.
Fund
Ordinary Distribution
Available for Consent
Dividend
Blueprint Aggressive $ 2,776,989
Blueprint Moderately Aggressive 6,672,707
Blueprint Moderate 34,974,388
Blueprint Moderately Conservative 11,493,253
Blueprint Conservative 13,369,023
Blueprint Balanced 32,742,024
Blueprint Capital Appreciation 30,592,665
Blueprint Managed Growth & Income 10,554,350
Blueprint Managed Growth 22,096,615

52 - Notes to Financial Statements - December 31, 2024 - Blueprint Funds
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $62,020 during the year ended December 31, 2024.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2025.
During the year ended December 31, 2024, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Fee Schedule
Advisory Fee
(annual rate)
Blueprint Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Aggressive Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderate Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Moderately Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Conservative Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Balanced Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Capital Appreciation Up to $1.5 billion 0.20%
$1.5 billion up to $2 billion 0.19%
$2 billion and more 0.18%
Blueprint Managed Growth & Income Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Blueprint Managed Growth Up to $1.5 billion 0.22%
$1.5 billion up to $2 billion 0.21%
$2 billion and more 0.20%
Fund
Advisory Fee
Waiver
(annual rate)
Blueprint Aggressive 0.10%
Blueprint Moderately Aggressive 0.10
Blueprint Moderate 0.10
Blueprint Moderately Conservative 0.10
Blueprint Conservative 0.10
Blueprint Balanced 0.10
Blueprint Capital Appreciation 0.10
Fund Amount
Blueprint Aggressive $ 230,468
Blueprint Moderately Aggressive 454,923
Blueprint Moderate 1,921,794
Blueprint Moderately Conservative 507,792
Blueprint Conservative 500,058
Blueprint Balanced 1,586,364
Blueprint Capital Appreciation 1,934,467

Blueprint Funds - December 31, 2024 - Notes to Financial Statements - 53
For the year ended December 31, 2024, the effective advisory fee rates before and after contractual advisory fee waivers were as follows:
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2025.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Blueprint Aggressive 0.20% 0.10% 0.10%
Blueprint Moderately Aggressive 0.20 0.10 0.10
Blueprint Moderate 0.20 0.10 0.10
Blueprint Moderately Conservative 0.20 0.10 0.10
Blueprint Conservative 0.20 0.10 0.10
Blueprint Balanced 0.20 0.10 0.10
Blueprint Capital Appreciation 0.20 0.10 0.10
Blueprint Managed Growth & Income 0.22 N/A 0.06
Blueprint Managed Growth 0.22 N/A 0.03
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Blueprint Aggressive All Classes 0.28%
Blueprint Moderately Aggressive All Classes 0.25
Blueprint Moderate All Classes 0.25
Blueprint Moderately Conservative All Classes 0.25
Blueprint Conservative All Classes 0.25
Blueprint Balanced All Classes 0.25
Blueprint Capital Appreciation All Classes 0.25
Blueprint Managed Growth & Income All Classes 0.10
Blueprint Managed Growth All Classes 0.07
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount Total
Blueprint Aggressive $ — $ — $ — $ —
Blueprint Moderately Aggressive — — — —
Blueprint Moderate — — — —
Blueprint Moderately Conservative — — — —
Blueprint Conservative — — — —
Blueprint Balanced — — — —
Blueprint Capital Appreciation — — — —

54 - Notes to Financial Statements - December 31, 2024 - Blueprint Funds
During the year ended December 31, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and NMF, a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2024, NFM earned an aggregate of $2,288,910 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2024, the Funds' aggregate portion of such costs amounted to $38,371.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate of 0.25%.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2025:
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount Total
Blueprint Managed Growth & Income $ 883,701 $ 808,135 $ 818,700 $ 2,510,536
Blueprint Managed Growth 2,380,815 2,139,720 2,175,735 6,696,270
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Distribution
Fee Waiver
(Annual Rate)
Blueprint Aggressive 0.16%
Blueprint Moderately Aggressive 0.16
Blueprint Moderate 0.16
Blueprint Moderately Conservative 0.16
Blueprint Conservative 0.16
Blueprint Balanced 0.16
Blueprint Capital Appreciation 0.16
Blueprint Managed Growth & Income 0.05
Blueprint Managed Growth 0.05

Blueprint Funds - December 31, 2024 - Notes to Financial Statements - 55
During the year ended December 31, 2024, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of each applicable Fund.
For the year ended December 31, 2024, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2024, each Fund’s total administrative services fees were as follows:
Fund Amount
Blueprint Aggressive $ 242,124
Blueprint Moderately Aggressive 545,008
Blueprint Moderate 2,985,305
Blueprint Moderately Conservative 800,989
Blueprint Conservative 787,464
Blueprint Balanced 2,493,532
Blueprint Capital Appreciation 3,009,055
Blueprint Managed Growth & Income 246,985
Blueprint Managed Growth 577,458
Fund Class I Class II
Blueprint Aggressive 0.15% 0.15%
Blueprint Moderately Aggressive 0.15 0.15
Blueprint Moderate 0.15 0.15
Blueprint Moderately Conservative 0.15 0.15
Blueprint Conservative 0.15 0.15
Blueprint Balanced 0.15 0.15
Blueprint Capital Appreciation 0.15 0.15
Blueprint Managed Growth & Income 0.15 0.15
Blueprint Managed Growth 0.15 0.15
Fund Amount
Blueprint Aggressive $ 344,029
Blueprint Moderately Aggressive 681,997
Blueprint Moderate 2,882,561
Blueprint Moderately Conservative 761,698
Blueprint Conservative 750,001
Blueprint Balanced 2,379,452
Blueprint Capital Appreciation 2,899,828
Blueprint Managed Growth & Income 753,088
Blueprint Managed Growth 1,747,166

56 - Notes to Financial Statements - December 31, 2024 - Blueprint Funds
4. Investments in Affiliated Issuers
Each Fund invests in shares of the affiliated Underlying Funds. The Funds’ transactions in the shares of Underlying Funds during the year ended December 31, 2024 were as follows:
Blueprint Aggressive
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 – 13,386,303 1,004,417 (14,832,222) 586,485 (144,983) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,565,065 14,652,807 3,736,954 (6,175,031) (1,077,016) 2,212,290 13,350,004 407,595 —
NVIT GS International Equity
Insights Fund, Class Y 4,982,941 27,951,791 26,529,673 (1,843,112) 32,987 48,174 52,719,513 1,275,706 —
NVIT GS Large Cap Equity
Fund, Class Y 6,752,637 79,285,809 7,832,937 (10,938,139) 142,854 18,010,877 94,334,338 582,848 1,040,937
NVIT GS Small Cap Equity
Insights Fund, Class Y 928,406 10,471,782 1,548,777 (2,310,345) (275,282) 2,188,710 11,623,642 84,800 —
NVIT U.S. 130/30 Equity
Fund, Class Y 3,819,004 33,967,129 13,884,174 (4,538,331) (324,823) 4,520,258 47,508,407 — 2,955,752
Nationwide Bond Fund,
Class R6 308,875 1,999,827 567,722 (15,037) (3,398) (47,230) 2,501,884 88,073 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 758,763 10,053,861 2,409,403 (5,166,860) (461,435) 593,324 7,428,293 281,625 —
NVIT Loomis Core Bond
Fund, Class Y 1,378,267 15,290,441 5,740,497 (8,543,145) (771,782) 647,041 12,363,052 445,908 —
Total 207,059,750 63,254,554 (54,362,222) (2,151,410) 28,028,461 241,829,133 3,166,555 3,996,689
Blueprint Moderately Aggressive
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 – 25,164,993 — (25,954,860) 278,682 511,185 — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 2,603,321 27,916,233 2,065,604 (9,885,690) (1,706,155) 3,816,336 22,206,328 690,675 —
NVIT GS International Equity
Insights Fund, Class Y 8,028,958 52,815,224 41,479,090 (10,424,410) 489,381 587,087 84,946,372 2,124,352 —
NVIT GS Large Cap Equity
Fund, Class Y 10,758,282 144,931,127 2,831,169 (29,189,656) 6,003,082 25,717,480 150,293,202 937,005 1,739,184
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,509,530 19,791,821 451,612 (4,951,394) 169,653 3,437,626 18,899,318 139,610 —
NVIT U.S. 130/30 Equity
Fund, Class Y 6,207,264 63,059,119 15,997,336 (9,426,052) 1,011,480 6,576,478 77,218,361 — 4,949,144
Nationwide Bond Fund,
Class R6 1,151,631 8,558,301 1,037,668 (47,779) (8,202) (211,775) 9,328,213 340,515 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 4,287,117 42,678,364 2,919,022 (3,141,455) (369,624) (115,431) 41,970,876 1,495,186 —
NVIT Loomis Core Bond
Fund, Class Y 4,678,423 46,852,128 18,449,689 (22,743,623) (3,839,945) 3,247,203 41,965,452 1,479,619 —
NVIT Loomis Short Term
Bond Fund, Class Y 963,764 — 9,709,504 — — (332,080) 9,377,424 379,494 —
Total 431,767,310 94,940,694 (115,764,919) 2,028,352 43,234,109 456,205,546 7,586,456 6,688,328

Blueprint Funds - December 31, 2024 - Notes to Financial Statements - 57
Blueprint Moderate
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 – 58,953,129 — (60,889,554) 1,189,172 747,253 — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 7,875,231 107,075,494 4,802,472 (53,066,279) (8,845,114) 17,209,150 67,175,723 2,211,553 —
NVIT GS International Equity
Insights Fund, Class Y 20,725,875 160,907,663 112,198,986 (59,094,492) 2,868,985 2,398,611 219,279,753 5,770,124 —
NVIT GS Large Cap Equity
Fund, Class Y 33,485,077 507,004,413 8,577,943 (153,452,989) 31,958,520 73,698,640 467,786,527 2,936,991 5,640,956
NVIT GS Small Cap Equity
Insights Fund, Class Y 3,218,303 49,000,546 308,812 (17,965,596) 3,217,867 5,731,522 40,293,151 308,809 —
NVIT U.S. 130/30 Equity
Fund, Class Y 20,383,262 223,757,017 65,588,406 (61,448,990) 7,244,817 18,426,534 253,567,784 — 16,303,080
Nationwide Bond Fund,
Class R6 5,857,989 48,702,855 1,885,714 (2,087,308) (343,264) (708,290) 47,449,707 1,885,152 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 27,680,261 311,508,485 11,011,185 (49,593,649) (6,478,755) 4,542,488 270,989,754 9,858,081 —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y – 29,266,827 331,511 (31,162,543) (2,929,027) 4,493,232 — 331,511 —
NVIT Loomis Core Bond
Fund, Class Y 35,373,807 328,780,376 57,350,271 (61,651,335) (12,246,989) 5,070,722 317,303,045 11,016,012 —
NVIT Loomis Short Term
Bond Fund, Class Y 11,576,043 111,571,211 5,080,519 (5,034,401) (249,469) 1,267,037 112,634,897 5,080,519 —
Total 1,936,528,016 267,135,819 (555,447,136) 15,386,743 132,876,899 1,796,480,341 39,398,752 21,944,036
Blueprint Moderately Conservative
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 – 7,833,764 — (8,102,725) 326,971 (58,010) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,360,437 16,143,388 640,237 (6,388,693) (1,161,680) 2,371,274 11,604,526 396,206 —
NVIT GS International Equity
Insights Fund, Class Y 3,408,404 34,407,903 12,767,009 (12,628,519) 664,505 850,013 36,060,911 957,992 —
NVIT GS Large Cap Equity
Fund, Class Y 5,335,511 85,687,086 1,676,914 (30,258,650) 6,243,509 11,188,225 74,537,084 468,763 911,813
NVIT GS Small Cap Equity
Insights Fund, Class Y 469,668 7,837,878 45,340 (3,390,037) 571,398 815,661 5,880,240 45,339 —
NVIT U.S. 130/30 Equity
Fund, Class Y 3,815,036 39,986,420 17,126,331 (14,053,603) 1,784,331 2,615,574 47,459,053 — 2,754,133
Nationwide Bond Fund,
Class R6 2,420,671 21,406,758 813,042 (2,187,345) (375,796) (49,224) 19,607,435 812,796 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 1,100,863 10,472,016 368,724 (972,522) (39,602) (74,973) 9,753,643 368,723 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 8,933,075 101,815,912 3,195,943 (16,689,159) (2,452,315) 1,584,419 87,454,800 3,154,702 —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y – 10,721,685 120,019 (11,416,424) (1,108,964) 1,683,684 — 120,019 —
NVIT Loomis Core Bond
Fund, Class Y 13,507,625 122,393,077 13,879,721 (12,643,482) (2,424,697) (41,227) 121,163,392 4,176,925 —
NVIT Loomis Short Term
Bond Fund, Class Y 5,504,224 66,017,616 2,724,728 (16,035,963) (810,003) 1,659,721 53,556,099 2,446,285 —
Total 524,723,503 53,358,008 (134,767,122) 1,217,657 22,545,137 467,077,183 12,947,750 3,665,946

58 - Notes to Financial Statements - December 31, 2024 - Blueprint Funds
Blueprint Conservative
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 655,191 7,951,011 424,728 (3,438,964) (500,082) 1,152,086 5,588,779 193,531 —
NVIT GS International Equity
Insights Fund, Class Y 1,456,434 19,284,537 2,072,865 (7,080,616) 647,380 484,901 15,409,067 407,337 —
NVIT GS Large Cap Equity
Fund, Class Y 2,556,303 46,927,001 3,525,424 (23,787,167) 4,391,488 4,654,800 35,711,546 227,424 449,914
NVIT GS Small Cap Equity
Insights Fund, Class Y 145,984 2,627,538 13,838 (1,251,171) (152,416) 589,925 1,827,714 13,838 —
NVIT U.S. 130/30 Equity
Fund, Class Y 2,310,332 19,995,873 16,727,240 (10,182,309) 1,370,777 828,955 28,740,536 — 1,253,902
Nationwide Bond Fund,
Class R6 3,198,901 29,389,605 1,516,726 (4,362,100) (846,005) 212,869 25,911,095 1,091,563 —
Nationwide Inflation-
Protected Securities Fund,
Class R6 2,125,383 20,812,272 873,709 (2,607,135) (166,782) (81,170) 18,830,894 718,644 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 11,430,870 128,225,936 7,589,632 (22,441,913) (3,532,646) 2,067,207 111,908,216 4,089,829 —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y – 13,310,472 142,559 (14,126,200) (1,369,003) 2,042,172 — 136,648 —
NVIT Loomis Core Bond
Fund, Class Y 16,885,227 139,012,382 34,416,137 (19,487,600) (3,826,479) 1,346,048 151,460,488 5,311,799 —
NVIT Loomis Short Term
Bond Fund, Class Y 6,234,351 94,782,129 4,547,659 (39,874,455) (1,785,948) 2,990,851 60,660,236 2,842,615 —
Total 522,318,756 71,850,517 (148,639,630) (5,769,716) 16,288,644 456,048,571 15,033,228 1,703,816
Blueprint Balanced
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 – 40,668,949 — (42,005,979) 944,717 392,313 — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 5,348,761 65,287,811 2,839,893 (27,463,763) (4,770,406) 9,731,394 45,624,929 1,540,204 —
NVIT GS International Equity
Insights Fund, Class Y 15,374,636 140,198,218 65,404,274 (48,345,195) 2,570,716 2,835,638 162,663,651 4,285,787 —
NVIT GS Large Cap Equity
Fund, Class Y 21,180,900 332,420,340 5,551,324 (110,429,649) 23,059,708 45,295,445 295,897,168 1,861,335 3,597,406
NVIT GS Small Cap Equity
Insights Fund, Class Y 2,048,950 32,386,477 196,875 (12,737,212) 2,193,701 3,613,012 25,652,853 196,875 —
NVIT U.S. 130/30 Equity
Fund, Class Y 13,919,905 150,887,214 51,696,734 (46,390,146) 5,643,169 11,326,641 173,163,612 — 10,580,216
Nationwide Bond Fund,
Class R6 6,685,767 57,267,492 2,200,466 (4,133,488) (691,701) (488,053) 54,154,716 2,199,806 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 25,722,502 294,346,011 9,762,717 (50,378,604) (6,487,023) 4,580,194 251,823,295 9,150,997 —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y – 24,695,400 279,451 (26,297,222) (2,565,525) 3,887,896 — 279,451 —
NVIT Loomis Core Bond
Fund, Class Y 35,660,628 325,181,383 40,257,013 (38,802,682) (7,619,597) 859,720 319,875,837 11,061,483 —
NVIT Loomis Short Term
Bond Fund, Class Y 14,179,415 156,030,274 6,289,474 (26,484,967) (1,046,702) 3,177,626 137,965,705 6,289,473 —
Total 1,619,369,569 184,478,221 (433,468,907) 11,231,057 85,211,826 1,466,821,766 36,865,411 14,177,622

Blueprint Funds - December 31, 2024 - Notes to Financial Statements - 59
Blueprint Capital Appreciation
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 – 88,902,082 — (91,780,253) 2,478,935 399,236 — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 9,286,259 121,398,238 5,779,063 (57,401,398) (9,877,737) 19,313,625 79,211,791 2,533,339 —
NVIT GS International Equity
Insights Fund, Class Y 26,276,191 190,812,762 149,207,301 (67,441,947) 3,227,113 2,196,872 278,002,101 7,327,957 —
NVIT GS Large Cap Equity
Fund, Class Y 40,656,448 608,474,135 10,412,315 (178,528,240) 37,327,040 90,285,329 567,970,579 3,561,561 6,850,756
NVIT GS Small Cap Equity
Insights Fund, Class Y 4,596,672 68,954,569 438,559 (24,325,403) 3,862,717 8,619,893 57,550,335 438,559 —
NVIT U.S. 130/30 Equity
Fund, Class Y 20,790,127 226,965,542 64,690,289 (59,274,114) 6,962,018 19,285,442 258,629,177 — 16,844,533
Nationwide Bond Fund,
Class R6 4,714,045 38,950,835 1,510,616 (1,426,541) (235,471) (615,674) 38,183,765 1,510,166 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 19,199,777 232,830,234 7,751,881 (52,256,015) (6,447,402) 6,087,122 187,965,820 6,910,425 —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y – 19,660,594 222,693 (20,941,383) (2,040,824) 3,098,920 — 222,693 —
NVIT Loomis Core Bond
Fund, Class Y 31,338,293 287,805,656 62,099,835 (62,097,086) (12,017,963) 5,314,045 281,104,487 9,766,768 —
NVIT Loomis Short Term
Bond Fund, Class Y 5,896,271 55,782,593 2,881,427 (1,791,978) (72,489) 571,163 57,370,716 2,553,933 —
Total 1,940,537,240 304,993,979 (617,264,358) 23,165,937 154,555,973 1,805,988,771 34,825,401 23,695,289
Blueprint Managed Growth & Income
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 – 10,723,713 60,092 (11,116,463) 569,040 (236,382) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 1,569,346 17,753,786 1,171,473 (6,841,850) (1,167,505) 2,470,621 13,386,525 452,052 —
NVIT GS International Equity
Insights Fund, Class Y 4,590,845 37,384,367 19,442,388 (9,628,715) 362,888 1,010,210 48,571,138 1,310,305 —
NVIT GS Large Cap Equity
Fund, Class Y 6,372,300 93,905,214 2,385,376 (27,942,571) 6,344,205 14,328,802 89,021,026 561,081 1,153,918
NVIT GS Small Cap Equity
Insights Fund, Class Y 615,250 8,531,150 118,812 (2,446,555) 367,092 1,132,435 7,702,934 59,222 —
NVIT U.S. 130/30 Equity
Fund, Class Y 4,085,953 40,578,083 14,405,949 (8,975,493) 866,358 3,954,353 50,829,250 — 3,199,394
Nationwide Bond Fund,
Class R6 1,944,832 16,379,871 2,195,236 (2,420,095) (479,204) 77,333 15,753,141 614,156 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 7,552,764 84,432,172 4,794,305 (14,432,056) (2,058,330) 1,205,467 73,941,558 2,682,797 —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y – 6,997,037 114,843 (7,459,585) (552,885) 900,590 — 72,708 —
NVIT Loomis Core Bond
Fund, Class Y 10,502,878 107,540,505 11,504,096 (22,934,337) (4,282,876) 2,383,425 94,210,813 3,269,731 —
NVIT Loomis Short Term
Bond Fund, Class Y 4,182,497 45,889,676 6,089,434 (11,800,775) (404,758) 922,120 40,695,697 1,836,722 —
Total 470,115,574 62,282,004 (125,998,495) (435,975) 28,148,974 434,112,082 10,858,774 4,353,312

60 - Notes to Financial Statements - December 31, 2024 - Blueprint Funds
Further information about each affiliated Underlying Fund may be found in such affiliated Underlying Fund’s most recent annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust and at www.nationwide.
com/mutualfunds for series of NMF.
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the year ended December 31, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives
Blueprint Managed Growth
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost *
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Change in
Unrealized
Appreciation/
Depreciation
($)
Market Value
December 31,
2024
($)
Dividend/Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide International
Small Cap Fund, Class R6 – 30,582,383 9,767 (31,521,504) 1,170,110 (240,756) — — —
NVIT GS Emerging Markets
Equity Insights Fund,
Class Y 4,369,124 56,942,249 3,160,862 (27,095,946) (4,584,624) 8,846,091 37,268,632 1,233,263 —
NVIT GS International Equity
Insights Fund, Class Y 11,695,982 83,721,653 59,460,260 (21,637,442) 877,038 1,321,977 123,743,486 3,250,245 —
NVIT GS Large Cap Equity
Fund, Class Y 18,984,691 279,723,029 5,880,819 (80,943,796) 17,837,569 42,718,506 265,216,127 1,658,860 3,341,330
NVIT GS Small Cap Equity
Insights Fund, Class Y 1,825,136 25,274,595 251,928 (7,027,707) 991,525 3,360,358 22,850,699 173,991 —
NVIT U.S. 130/30 Equity
Fund, Class Y 11,298,556 118,465,500 33,458,640 (25,534,441) 2,608,453 11,555,885 140,554,037 — 9,078,364
Nationwide Bond Fund,
Class R6 3,222,875 27,092,449 4,072,678 (4,372,144) (875,605) 187,909 26,105,287 998,619 —
NVIT BNY Mellon Core Plus
Bond Fund, Class Y 15,398,812 174,078,227 9,588,631 (31,038,502) (4,656,097) 2,782,114 150,754,373 5,430,907 —
NVIT DoubleLine Total
Return Tactical Fund,
Class Y – 16,227,451 171,351 (17,176,625) (1,300,120) 2,077,943 — 163,451 —
NVIT Loomis Core Bond
Fund, Class Y 19,725,674 216,868,450 25,222,246 (61,508,023) (11,690,390) 8,047,015 176,939,298 6,131,388 —
NVIT Loomis Short Term
Bond Fund, Class Y 6,468,785 63,816,993 9,473,945 (10,782,846) (499,532) 932,714 62,941,274 2,793,107 —
Total 1,092,792,979 150,751,127 (318,638,976) (121,673) 81,589,756 1,006,373,213 21,833,831 12,419,694
* Purchases include reinvestment of income and realized gain distributions, as applicable.

Blueprint Funds - December 31, 2024 - Notes to Financial Statements - 61
and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2024, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the year ended December 31, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
7. Portfolio Investment Risks from Underlying Funds
The affiliated Underlying Funds in which the Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds. In addition, information about the risks of an investment in each affiliated Underlying Fund may be found in such Underlying Fund’s annual report to shareholders, which is available at www.nationwide.com/mutualfundsnvit for series of the Trust, at www.nationwide.com/mutualfunds for series of NMF and  at the SEC's website at www.sec.gov.
Information about unaffiliated Underlying Fund risks may be found in such Fund’s annual or semiannual report to shareholders.
Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such affiliated or unaffiliated Underlying Fund’s annual or semiannual report to shareholders.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to
Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
Fund Purchases
*
Sales
Blueprint Aggressive $ 68,379,873 $ 54,490,682
Blueprint Moderately Aggressive 99,808,913 115,928,464
Blueprint Moderate 326,816,251 558,224,154
Blueprint Moderately Conservative 69,238,449 135,965,986
Blueprint Conservative 82,105,194 149,490,170
Blueprint Balanced 233,415,140 436,258,932
Blueprint Capital Appreciation 363,704,800 618,249,126
Blueprint Managed Growth & Income 76,857,801 126,754,611
Blueprint Managed Growth 184,356,099 320,199,819
* Purchases include reinvestments of income and realized gain distributions, as applicable.

62 - Notes to Financial Statements - December 31, 2024 - Blueprint Funds
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
The tax character of distributions paid during the year ended December 31, 2023 was as follows:
As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Blueprint Aggressive $ – $ 2,401,165 $ 2,401,165 $ – $ 2,401,165
Blueprint Moderately Aggressive 833,151 6,695,621 7,528,772 – 7,528,772
Blueprint Moderate 3,150,341 22,642,183 25,792,524 – 25,792,524
Blueprint Moderately Conservative 633,330 – 633,330 – 633,330
Blueprint Conservative – – – – –
Blueprint Balanced 2,964,324 9,891,547 12,855,871 – 12,855,871
Blueprint Capital Appreciation 3,546,170 14,408,547 17,954,717 – 17,954,717
Blueprint Managed Growth & Income – – – – –
Blueprint Managed Growth – – – – –
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Blueprint Aggressive $ 154,429 $ 10,969,241 $ 11,123,670 $ – $ 11,123,670
Blueprint Moderately Aggressive 473,761 25,623,940 26,097,701 – 26,097,701
Blueprint Moderate 604,331 120,910,780 121,515,111 – 121,515,111
Blueprint Moderately Conservative 265,183 25,949,487 26,214,670 – 26,214,670
Blueprint Conservative 751,352 10,045,588 10,796,940 – 10,796,940
Blueprint Balanced – 79,114,478 79,114,478 – 79,114,478
Blueprint Capital Appreciation – 138,293,420 138,293,420 – 138,293,420
Blueprint Managed Growth & Income – – – – –
Blueprint Managed Growth 595 19,003,839 19,004,434 – 19,004,434
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Blueprint Aggressive $ 3,055,803 $ 1,313,885 $ 4,369,688 $ – $ – $ 31,389,951 $ 35,759,639
Blueprint Moderately Aggressive 8,093,212 6,973,947 15,067,159 – – 51,934,826 67,001,985
Blueprint Moderate 42,508,516 30,921,525 73,430,041 – – 97,550,572 170,980,613
Blueprint Moderately Conservative 13,132,567 4,231,527 17,364,094 – – (6,330,466) 11,033,628
Blueprint Conservative 13,369,023 – 13,369,023 – (6,582,517) (32,967,953) (26,181,447)
Blueprint Balanced 38,542,802 21,765,844 60,308,646 – – 23,110,518 83,419,164
Blueprint Capital Appreciation 37,860,445 39,719,028 77,579,473 – – 151,354,892 228,934,365
Blueprint Managed Growth & Income 10,554,350 561,054 11,115,404 – – 10,452,662 21,568,066
Blueprint Managed Growth 25,183,183 16,743,118 41,926,301 – – 64,544,660 106,470,961
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

Blueprint Funds - December 31, 2024 - Notes to Financial Statements - 63
As of December 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
As of December 31, 2024, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2024.
During the year ended December 31, 2024, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Blueprint Aggressive $ 215,356,363 $ 34,618,104 $ (3,228,153) $ 31,389,951
Blueprint Moderately Aggressive 408,900,479 64,289,205 (12,354,379) 51,934,826
Blueprint Moderate 1,755,023,903 199,961,826 (102,411,254) 97,550,572
Blueprint Moderately Conservative 487,892,269 31,983,649 (38,314,115) (6,330,466)
Blueprint Conservative 498,313,336 15,096,354 (48,064,308) (32,967,954)
Blueprint Balanced 1,489,207,344 127,960,004 (104,849,486) 23,110,518
Blueprint Capital Appreciation 1,711,487,036 233,488,679 (82,133,787) 151,354,892
Blueprint Managed Growth & Income 435,593,746 33,755,839 (21,967,772) 11,788,067
Blueprint Managed Growth 969,736,145 103,986,476 (39,435,371) 64,551,105
Fund Amount
Blueprint Conservative $ (6,582,517)
Fund Utilized
Blueprint Managed Growth & Income $ 6,718,284
Blueprint Managed Growth 3,860,592

64 - Report of Independent Registered Public Accounting Firm - December 31, 2024 - Blueprint Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Blueprint Aggressive Fund,
NVIT Blueprint Moderately Aggressive Fund, NVIT Blueprint Moderate Fund, NVIT Blueprint Moderately Conservative
Fund, NVIT Blueprint Conservative Fund, NVIT Blueprint Balanced Fund, NVIT Blueprint Capital Appreciation Fund,
NVIT Blueprint Managed Growth & Income Fund and NVIT Blueprint Managed Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Blueprint
Aggressive Fund, NVIT Blueprint Moderately Aggressive Fund, NVIT Blueprint Moderate Fund, NVIT Blueprint Moderately
Conservative Fund, NVIT Blueprint Conservative Fund, NVIT Blueprint Balanced Fund, NVIT Blueprint Capital Appreciation Fund,
NVIT Blueprint Managed Growth & Income Fund and NVIT Blueprint Managed Growth Fund (nine of the funds constituting
Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2025
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Blueprint Funds - December 31, 2024 (Unaudited) - Supplemental Information - 65
Other Federal Tax Information
For the year ended December 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2024 Form 1099-DIV.
For the taxable year ended December 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2024, the foreign source income for each Fund was as follows:
Fund
Dividends Received
Deduction
Blueprint Aggressive 32.07%
Blueprint Moderately Aggressive 19.50
Blueprint Moderate 12.42
Blueprint Moderately Conservative 6.81
Blueprint Conservative 3.23
Blueprint Balanced 8.95
Blueprint Capital Appreciation 15.97
Blueprint Managed Growth & Income 10.03
Blueprint Managed Growth 12.14
Fund Amount
Blueprint Aggressive $ 2,401,165
Blueprint Moderately Aggressive 6,695,621
Blueprint Moderate 22,642,183
Blueprint Moderately Conservative –
Blueprint Conservative –
Blueprint Balanced 9,891,547
Blueprint Capital Appreciation 14,408,547
Blueprint Managed Growth & Income –
Blueprint Managed Growth –
Fund Amount Per Share
Blueprint Aggressive $ 1,021,565 $ 0.0585
Blueprint Moderately Aggressive 1,798,325 0.0450
Blueprint Moderate 5,397,805 0.0351
Blueprint Moderately Conservative 948,799 0.0229
Blueprint Conservative 432,409 0.0102
Blueprint Balanced 4,006,755 0.0319
Blueprint Capital Appreciation 6,510,954 0.0417
Blueprint Managed Growth & Income 1,153,129 0.0306
Blueprint Managed Growth 2,965,718 0.0357

66 - Supplemental Information - December 31, 2024 (Unaudited) - Blueprint Funds
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2024, the foreign tax credit for each Fund was as follows:
Fund Amount Per Share
Blueprint Aggressive $ 295,284 $ 0.0169
Blueprint Moderately Aggressive 497,309 0.0125
Blueprint Moderate 1,543,998 0.0100
Blueprint Moderately Conservative 273,421 0.0066
Blueprint Conservative 130,657 0.0031
Blueprint Balanced 1,092,167 0.0087
Blueprint Capital Appreciation 1,807,622 0.0116
Blueprint Managed Growth & Income 323,584 0.0086
Blueprint Managed Growth 862,874 0.0104

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-BP (2-25)

Annual Financial Statement
December 31, 2024
Nationwide Variable Insurance Trust
Fund of Funds
NVIT BlackRock Managed Global Allocation Fund
NVIT iShares
®
Fixed Income ETF Fund
NVIT iShares
®
Global Equity ETF Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth-Income Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your Fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your Fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your
Fund investments. You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at
http://www.sec.gov . Forms N-PORT and N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington,
DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC, member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2025 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 8
Statements of Operations 12
Statements of Changes in Net Assets 14
Financial Highlights 18
Notes to Financial Statements 23
Report of Independent Registered Public Accounting Firm 38
Supplemental Information 39

2 - Statement of Investments - December 31, 2024 - NVIT BlackRock Managed Global Allocation Fund
Investment Company 95 .1%
Shares Value ($)
Alternative Assets 95.1%
BlackRock Global Allocation VI
Fund, Class I 19,039,729 313,774,727
Total Alternative Assets
(cost $303,468,014) 313,774,727
Total Investment Company
(cost $303,468,014) 313,774,727
Total Investments
(cost $303,468,014) — 95.1% 313,774,727
Other assets in excess of liabilities — 4.9% 16,223,494
NET ASSETS — 100.0% $ 329,998,221
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (15) 3/2025 USD (1,700,625) 6,280
S&P 500 E-Mini Index (12) 3/2025 USD (3,561,450) 28,794
Net contracts 35,074
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT iShares
®
Fixed Income ETF Fund - December 31, 2024 - Statement of Investments - 3
Exchange Traded Funds 99 .9%
Shares Value ($)
Fixed Income Funds 99.9%
iShares Core 10+ Year USD
Bond ETF(a) 154,991 7,540,312
iShares Core 1-5 Year USD
Bond ETF(a) 244,573 11,683,252
iShares Core Total USD Bond
Market ETF(a) 169,193 7,647,524
iShares Core U.S. Aggregate
Bond ETF 395,964 38,368,912
iShares MBS ETF(a) 83,664 7,670,316
iShares U.S. Treasury Bond ETF 170,724 3,923,237
Total Exchange Traded Funds
(cost $82,983,508) 76,833,553
Repurchase Agreements 19 .0%
Principal
Amount ($)
BofA Securities, Inc., 4.45%,
dated 12/31/2024, due
1/2/2025, repurchase price
$1,000,248, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 5.70%, maturing
8/16/2046 - 7/20/2072; total
market value $1,020,000.
(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $10,626,613,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $10,836,424.(b)(c) 10,623,945 10,623,945
CF Secured, LLC, 4.47%,
dated 12/31/2024, due
1/2/2025, repurchase price
$1,000,249, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
7.36%, maturing 1/7/2025
- 2/20/2073; total market
value $1,020,254.(b)(c) 1,000,000 1,000,000
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 4.38%,
dated 12/31/2024, due
1/2/2025, repurchase price
$2,000,487, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 1/1/2025
- 11/20/2074; total market
value $2,040,000.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $14,623,945) 14,623,945
Total Investments
(cost $97,607,453) — 118.9% 91,457,498
Liabilities in excess of other assets
— (18.9)% (14,543,709)
NET ASSETS — 100.0% $ 76,913,789
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $14,465,960, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $14,623,945 and by
$146,567 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13%
– 6.25%, and maturity dates ranging from 1/15/2025 –
11/15/2053, a total value of $14,770,512.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$14,623,945.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

4 - Statement of Investments - December 31, 2024 - NVIT iShares
®
Global Equity ETF Fund
Exchange Traded Funds 99 .3%
Shares Value ($)
Equity Funds 99.3%
iShares Core MSCI EAFE ETF 151,063 10,616,708
iShares Core MSCI International
Developed Markets ETF(a) 193,736 12,490,160
iShares Core S&P 500 ETF 11,289 6,645,608
iShares Core S&P Mid-Cap
ETF(a) 272,760 16,995,676
iShares Core S&P Small-Cap
ETF(a) 23,414 2,697,761
iShares Core S&P Total U.S.
Stock Market ETF(a) 203,356 26,155,649
iShares MSCI USA Momentum
Factor ETF(a) 9,646 1,995,950
iShares MSCI USA Quality
Factor ETF 11,172 1,989,510
iShares MSCI USA Size Factor
ETF 12,249 1,818,976
iShares MSCI USA Value Factor
ETF 16,399 1,731,898
iShares U.S. Equity Factor
ETF(a) 140,922 8,504,643
iShares U.S. Small-Cap Equity
Factor ETF(a) 28,034 1,892,295
Total Exchange Traded Funds
(cost $72,993,771) 93,534,834
Repurchase Agreements 6 .9%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,000,503,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $2,040,000.
(b)(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,530,811,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $2,580,778.(b)(c) 2,530,175 2,530,175
  Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 4.38%,
dated 12/31/2024, due
1/2/2025, repurchase price
$2,000,487, collateralized
by U.S. Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 1/1/2025
- 11/20/2074; total market
value $2,040,000.(b)(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $6,530,175) 6,530,175
Total Investments
(cost $79,523,946) — 106.2% 100,065,009
Liabilities in excess of other assets — (6.2)% (5,851,148)
NET ASSETS — 100.0% $ 94,213,861
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $10,939,108, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $6,530,175 and by
$4,711,417 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/15/2025 –
8/15/2054, a total value of $11,241,592.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$6,530,175.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ETF Exchange Traded Fund
The accompanying notes are an integral part of these financial statements.

NVIT Managed American Funds Asset Allocation Fund - December 31, 2024 - Statement of Investments - 5
Investment Companies 92 .2%
Shares Value ($)
Balanced Fund 28.7%
American Balanced Fund, Class
R6 23,574,940 809,799,187
Total Balanced Fund
(cost $788,926,217) 809,799,187
Equity Funds 44.9%
American Funds Growth Fund,
Class 1 5,908,907 753,208,367
American Funds Washington
Mutual Investors Fund, Class
1 30,508,031 514,365,406
Total Equity Funds
(cost $1,049,779,050) 1,267,573,773
Investment Companies
Shares Value ($)
Fixed Income Funds 18.6%
American Funds U.S.
Government Securities Fund,
Class 1 13,721,717 131,591,269
Bond Fund of America (The),
Class R6 35,479,938 395,246,505
Total Fixed Income Funds
(cost $584,410,267) 526,837,774
Total Investment Companies
(cost $2,423,115,534) 2,604,210,734
Total Investments
(cost $2,423,115,534) — 92.2% 2,604,210,734
Other assets in excess of liabilities — 7.8% 219,381,019
NET ASSETS — 100.0% $ 2,823,591,753
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Short Contracts
MSCI EAFE E-Mini Index (16) 3/2025 USD (1,814,000) 11,787
Russell 2000 E-Mini Index (2) 3/2025 USD (224,980) 2,290
S&P 500 E-Mini Index (140) 3/2025 USD (41,550,250) 593,680
S&P Midcap 400 E-Mini Index (8) 3/2025 USD (2,517,360) 21,210
Net contracts 628,967
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - December 31, 2024 - NVIT Managed American Funds Growth-Income Fund
Investment Company 96 .1%
Shares Value ($)
Equity Fund 96.1%
American Funds Growth-Income
Fund, Class 1 10,343,462 719,801,493
Total Investment Company
(cost $481,534,596) 719,801,493
Total Investments
(cost $481,534,596) — 96.1% 719,801,493
Other assets in excess of liabilities — 3.9% 29,255,623
NET ASSETS — 100.0% $ 749,057,116
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index 11 3/2025 USD 1,247,125 (42,481)
S&P 500 E-Mini Index 88 3/2025 USD 26,117,300 (822,780)
S&P Midcap 400 E-Mini Index 6 3/2025 USD 1,888,020 (111,380)
Net contracts (976,641)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

8 - Statements of Assets and Liabilities - December 31, 2024 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
Assets:
Investment securities, at value
*
$ 313,774,727
Repurchase agreements, at value —
Cash 16,188,970
Deposits with broker for futures contracts 126,636
Interest and dividends receivable 54,829
Security lending income receivable —
Receivable for investments sold —
Receivable for capital shares issued 1,075
Receivable for variation margin on futures contracts 19,448
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses —
Total Assets 330,165,685
Liabilities:
Payable for investments purchased 698
Payable for capital shares redeemed 335
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 42,922
Fund administration fees 31,536
Distribution fees —
Administrative servicing fees 72,512
Accounting and transfer agent fees 636
Trustee fees 30
Custodian fees 1,800
Compliance program costs (Note 3) 364
Professional fees 4,173
Printing fees 9,121
Other 3,337
Total Liabilities 167,464
Commitments and contingencies (Note 3) —
Net Assets $ 329,998,221
* Includes value of securities on loan (Note 2) —
Cost of investment securities 303,468,014
Cost of repurchase agreements —
Represented by:
Capital $ 317,329,415
Total distributable earnings (loss) 12,668,806
Net Assets $ 329,998,221

Fund of Funds - December 31, 2024 - Statements of Assets and Liabilities - 9
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 76,833,553 $ 93,534,834 $ 2,604,210,734 $ 719,801,493
14,623,945 6,530,175 — —
158,261 358,198 217,638,825 28,151,072
— — 2,690,638 1,628,848
722 1,111 2,111,783 80,936
3,533 6,370 — —
— 1,517,460 1,115,521 512,766
12,398 584,062 — 20
— — 150,778 —
4,242 3,821 — —
99 132 3,219 960
91,636,753 102,536,163 2,827,921,498 750,176,095
779 1,691,748 1,537,901 —
6,701 10,230 1,115,284 539,712
— — — 98,385
14,623,945 6,530,175 — —
7,137 8,879 359,391 94,917
32,368 33,184 78,723 39,436
14,843 17,844 611,497 162,057
18,543 11,290 577,777 162,509
180 213 5,749 1,423
27 35 50 94
438 1,138 7,622 1,701
80 101 3,074 808
3,693 3,714 8,959 4,907
13,715 13,111 32 6,003
515 640 23,686 7,027
14,722,964 8,322,302 4,329,745 1,118,979
— — — —
$ 76,913,789 $ 94,213,861 $ 2,823,591,753 $ 749,057,116
14,465,960 10,939,108 — —
82,983,508 72,993,771 2,423,115,534 481,534,596
14,623,945 6,530,175 — —
$ 84,968,361 $ 75,566,459 $ 2,801,254,348 $ 476,714,066
(8,054,572) 18,647,402 22,337,405 272,343,050
$ 76,913,789 $ 94,213,861 $ 2,823,591,753 $ 749,057,116

10 - Statements of Assets and Liabilities - December 31, 2024 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
Net Assets:
Class II Shares $ 329,998,221
Class Y Shares —
Total $ 329,998,221
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 26,607,968
Class Y Shares —
Total 26,607,968
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 12 .40
Class Y Shares $ —

Fund of Funds - December 31, 2024 - Statements of Assets and Liabilities - 11
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 70,208,913 $ 82,642,690 $ 2,823,591,753 $ 749,057,116
6,704,876 11,571,171 — —
$ 76,913,789 $ 94,213,861 $ 2,823,591,753 $ 749,057,116
7,516,301 4,543,115 254,544,902 45,610,445
728,144 669,380 — —
8,244,445 5,212,495 254,544,902 45,610,445
$ 9 .34 $ 18 .19 $ 11 .09 $ 16 .42
$ 9 .21 $ 17 .29 $ — $ —

12 - Statements of Operations - For the Year Ended December 31, 2024 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock
Managed Global
Allocation Fund
INVESTMENT INCOME:
Dividend income $ 4,208,919
Interest income 794,955
Income from securities lending (Note 2) —
Total Income 5,003,874
EXPENSES:
Investment advisory fees 2,523,839
Fund administration fees 116,774
Distribution fees Class II Shares 852,647
Administrative servicing fees Class II Shares 852,647
Professional fees 22,299
Printing fees 3,762
Trustee fees 12,151
Custodian fees 34
Accounting and transfer agent fees 1,913
Compliance program costs (Note 3) 1,488
Other 7,373
Total expenses before fees waived and expenses reimbursed 4,394,927
Distribution fees waived - Class II (Note 3) (852,647)
Investment advisory fees waived (Note 3) (2,012,245)
Expenses reimbursed by adviser (Note 3) —
Net Expenses 1,530,035
NET INVESTMENT INCOME 3,473,839
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions 19,698,006
Net realized gains (losses) from:
Transactions in investment securities (1,034,840)
Expiration or closing of futures contracts (Note 2) (1,819,247)
Net realized gains (losses) 16,843,919
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 5,659,092
Futures contracts (Note 2) (1,469,274)
Net change in unrealized appreciation/depreciation 4,189,818
Net realized/unrealized gains (losses) 21,033,737
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 24,507,576

Fund of Funds - For the Year Ended December 31, 2024 - Statements of Operations - 13
NVIT iShares
®
Fixed
Income ETF Fund
NVIT iShares
®
Global Equity ETF
Fund
NVIT Managed
American Funds
Asset Allocation
Fund
NVIT Managed
American Funds
Growth-Income
Fund
$ 2,518,712 $ 1,560,575 $ 55,285,023 $ 9,226,910
12,579 11,065 9,270,765 1,555,839
35,604 59,003 — —
2,566,895 1,630,643 64,555,788 10,782,749
71,196 91,835 4,190,813 1,098,681
67,013 71,839 658,430 204,843
149,283 183,607 7,126,419 1,872,637
149,283 183,607 7,126,419 1,872,637
13,566 14,165 104,464 35,703
2,568 2,490 18,128 4,594
2,358 3,073 101,656 26,865
2,276 4,614 11,123 1,182
601 699 15,602 4,131
282 363 12,428 3,261
1,221 1,654 61,321 16,326
459,647 557,946 19,426,803 5,140,860
— — — —
— — — —
(50,935) (48,598) — —
408,712 509,348 19,426,803 5,140,860
2,158,183 1,121,295 45,128,985 5,641,889
— — 59,788,786 31,448,994
(320,484) (14,109) (66,182,372) 17,409,701
— — 14,311,733 (4,702,632)
(320,484) (14,109) 7,918,147 44,156,063
(1,246,851) 10,622,722 385,489,619 97,716,947
— — (12,624,646) (2,278,811)
(1,246,851) 10,622,722 372,864,973 95,438,136
(1,567,335) 10,608,613 380,783,120 139,594,199
$ 590,848 $ 11,729,908 $ 425,912,105 $ 145,236,088

The accompanying notes are an integral part of these financial statements.
14 - Statements of Changes in Net Assets - December 31, 2024 - Fund of Funds
NVIT BlackRock Managed Global Allocation
Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 3,473,839 $ 6,181,981
Net realized gains (losses) 16,843,919 (7,912,651)
Net change in unrealized appreciation/depreciation 4,189,818 39,262,598
Change in net assets resulting from operations 24,507,576 37,531,928
Distributions to Shareholders From:
Distributable earnings:
Class II — —
Class Y — —
Change in net assets from shareholder distributions — —
Change in net assets from capital transactions (37,137,195) (29,442,521)
Change in net assets (12,629,619) 8,089,407
Net Assets:
Beginning of year 342,627,840 334,538,433
End of year $ 329,998,221 $ 342,627,840
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 10,377,282 $ 6,439,582
Dividends reinvested — —
Cost of shares redeemed (47,514,477) (35,882,103)
Total Class II Shares (37,137,195) (29,442,521)
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ (37,137,195) $ (29,442,521)
SHARE TRANSACTIONS:
Class II Shares
Issued 837,295 598,754
Reinvested — —
Redeemed (3,890,198) (3,318,208)
Total Class II Shares (3,052,903) (2,719,454)
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (3,052,903) (2,719,454)

Fund of Funds - December 31, 2024 - Statements of Changes in Net Assets - 15
NVIT iShares
®
Fixed Income ETF Fund NVIT iShares
®
Global Equity ETF Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 2,158,183 $ 1,372,124 $ 1,121,295 $ 962,980
(320,484) (524,730) (14,109) (614,866)
(1,246,851) 1,715,212 10,622,722 11,057,727
590,848 2,562,606 11,729,908 11,405,841
(1,946,482) (1,263,563) (940,724) (813,797)
(213,248) (109,877) (181,088) (154,064)
(2,159,730) (1,373,440) (1,121,812) (967,861)
23,408,486 12,774,530 12,214,325 10,275,885
21,839,604 13,963,696 22,822,421 20,713,865
55,074,185 41,110,489 71,391,440 50,677,575
$ 76,913,789 $ 55,074,185 $ 94,213,861 $ 71,391,440
$ 21,572,886 $ 13,939,531 $ 17,535,568 $ 13,327,412
1,946,482 1,263,563 940,724 813,797
(3,199,821) (3,613,770) (8,012,893) (5,839,978)
20,319,547 11,589,324 10,463,399 8,301,231
3,724,939 1,502,518 5,662,116 4,913,528
213,248 109,877 181,088 154,064
(849,248) (427,189) (4,092,278) (3,092,938)
3,088,939 1,185,206 1,750,926 1,974,654
$ 23,408,486 $ 12,774,530 $ 12,214,325 $ 10,275,885
2,253,775 1,477,784 995,698 912,591
209,054 133,154 51,299 51,309
(333,053) (383,970) (453,444) (400,895)
2,129,776 1,226,968 593,553 563,005
393,749 162,164 345,160 353,870
23,253 11,752 10,390 10,220
(89,452) (45,352) (249,370) (221,011)
327,550 128,564 106,180 143,079
2,457,326 1,355,532 699,733 706,084

The accompanying notes are an integral part of these financial statements.
16 - Statements of Changes in Net Assets - December 31, 2024 - Fund of Funds
NVIT Managed American Funds Asset
Allocation Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 45,128,985 $ 45,355,151
Net realized gains (losses) 7,918,147 (135,735,966)
Net change in unrealized appreciation/depreciation 372,864,973 519,812,896
Change in net assets resulting from operations 425,912,105 429,432,081
Distributions to Shareholders From:
Distributable earnings:
Class II — (220,184,713)
Change in net assets from shareholder distributions — (220,184,713)
Change in net assets from capital transactions (392,732,886) (77,508,909)
Change in net assets 33,179,219 131,738,459
Net Assets:
Beginning of year 2,790,412,534 2,658,674,075
End of year $ 2,823,591,753 $ 2,790,412,534
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 27,179,523 $ 19,433,399
Dividends reinvested — 220,184,713
Cost of shares redeemed (419,912,409) (317,127,021)
Total Class II Shares (392,732,886) (77,508,909)
Change in net assets from capital transactions $ (392,732,886) $ (77,508,909)
SHARE TRANSACTIONS:
Class II Shares
Issued 2,592,310 2,050,341
Reinvested — 24,601,644
Redeemed (40,232,801) (34,538,848)
Total Class II Shares (37,640,491) (7,886,863)
Total change in shares (37,640,491) (7,886,863)

Fund of Funds - December 31, 2024 - Statements of Changes in Net Assets - 17
NVIT Managed American Funds Growth-
Income Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 5,641,889 $ 7,096,991
44,156,063 33,362,048
95,438,136 107,490,364
145,236,088 147,949,403
(32,424,645) (47,136,120)
(32,424,645) (47,136,120)
(97,299,111) (13,241,434)
15,512,332 87,571,849
733,544,784 645,972,935
$ 749,057,116 $ 733,544,784
$ 11,724,221 $ 24,567,024
32,424,645 47,136,120
(141,447,977) (84,944,578)
(97,299,111) (13,241,434)
$ (97,299,111) $ (13,241,434)
746,204 1,826,872
2,085,186 3,628,647
(9,037,425) (6,398,757)
(6,206,035) (943,238)
(6,206,035) (943,238)

18 - Financial Highlights - December 31, 2024 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Managed Global Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)(f)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
(f)(g)
Portfolio
Turnover(b)
Class II Shares
12/31/2024 $ 11.55 $ 0.12 $ 0.73 $ 0.85 $ — $ — $ — $ 12.40 7.36% $ 329,998 0.45% 1.02% 1.29% 10.42%
12/31/2023 10.33 0.20 1.02 1.22 — — — 11.55 11.81% 342,628 0.45% 1.83% 1.29% 3.93%
12/31/2022 12.13 (0.04) (1.76) (1.80) — — — 10.33 (14.84)% 334,538 0.45% (0.37)% 1.29% 6.33%
12/31/2021 12.04 0.05 0.49 0.54 (0.45) — (0.45) 12.13 4.43% 394,088 0.45% 0.44% 1.29% 6.74%
12/31/2020 10.83 0.09 1.46 1.55 (0.34) — (0.34) 12.04 14.55% 342,125 0.46% 0.78% 1.30% 12.20%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) Expense ratios include expenses reimbursed to the Advisor.
(g) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

Fund of Funds - December 31, 2024 - Financial Highlights - 19
The accompanying notes are an integral part of these financial statements.
NVIT iShares
®
Fixed Income ETF Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
12/31/2024 $ 9.53 $ 0.31 $ (0.23) $ 0.08 $ (0.27) $ — $ (0.27) $ 9.34 0.81% $ 70,209 0.67% 3.29% 0.75% 2.64%
12/31/2023 9.29 0.26 0.22 0.48 (0.24) — (0.24) 9.53 5.22% 51,313 0.67% 2.81% 0.79% 5.33%
12/31/2022 10.97 0.18 (1.69) (1.51) (0.17) — (0.17) 9.29 (13.74)% 38,622 0.67% 1.79% 0.81% 14.54%
12/31/2021 11.30 0.13 (0.36) (0.23) (0.10) — (0.10) 10.97 (2.02)% 42,094 0.67% 1.19% 0.97% 7.69%
12/31/2020 10.69 0.20 0.56 0.76 (0.13) (0.02) (0.15) 11.30 7.12% 19,165 0.67% 1.79% 1.47% 52.97%
Class Y Shares
12/31/2024 9.39 0.37 (0.24) 0.13 (0.31) — (0.31) 9.21 1.36% 6,705 0.17% 3.87% 0.25% 2.64%
12/31/2023 9.15 0.31 0.22 0.53 (0.29) — (0.29) 9.39 5.77% 3,761 0.17% 3.37% 0.29% 5.33%
12/31/2022 10.81 0.22 (1.66) (1.44) (0.22) — (0.22) 9.15 (13.31)% 2,489 0.17% 2.30% 0.31% 14.54%
12/31/2021 11.14 0.19 (0.37) (0.18) (0.15) — (0.15) 10.81 (1.59)% 2,574 0.17% 1.70% 0.48% 7.69%
12/31/2020 10.53 0.26 0.56 0.82 (0.19) (0.02) (0.21) 11.14 7.75% 2,376 0.17% 2.32% 1.05% 52.97%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

20 - Financial Highlights - December 31, 2024 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT iShares
®
Global Equity ETF Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
12/31/2024 $ 15.92 $ 0.23 $ 2.25 $ 2.48 $ (0.21) $ — $ (0.21) $ 18.19 15.57% $ 82,643 0.67% 1.29% 0.73% 12.38%
12/31/2023 13.39 0.23 2.51 2.74 (0.21) — (0.21) 15.92 20.48% 62,870 0.67% 1.56% 0.76% 12.44%
12/31/2022 16.26 0.23 (2.88) (2.65) (0.22) — (0.22) 13.39 (16.33)%(h) 45,331 0.67% 1.64% 0.79% 13.66%
12/31/2021 13.51 0.28 2.66 2.94 (0.18) (0.01) (0.19) 16.26 21.79%(h) 45,409 0.64% 1.80% 0.94% 14.50%
12/31/2020 11.81 0.26 1.60 1.86 (0.16) — (0.16) 13.51 15.76% 11,743 0.67% 2.19% 2.12% 17.62%
Class Y Shares
12/31/2024 15.13 0.29 2.16 2.45 (0.29) — (0.29) 17.29 16.19% 11,571 0.17% 1.73% 0.23% 12.38%
12/31/2023 12.73 0.28 2.40 2.68 (0.28) — (0.28) 15.13 21.05% 8,521 0.17% 2.04% 0.26% 12.44%
12/31/2022 15.48 0.28 (2.75) (2.47) (0.28) — (0.28) 12.73 (15.96)% 5,347 0.17% 2.12% 0.29% 13.66%
12/31/2021 12.85 0.31 2.57 2.88 (0.24) (0.01) (0.25) 15.48 22.42% 5,202 0.17% 2.11% 0.51% 14.50%
12/31/2020 11.23 0.29 1.54 1.83 (0.21) — (0.21) 12.85 16.32% 2,131 0.17% 2.64% 1.69% 17.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fund of Funds - December 31, 2024 - Financial Highlights - 21
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds Asset Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class II Shares
12/31/2024 $ 9.55 $ 0.17 $ 1.37 $ 1.54 $ — $ — $ — $ 11.09 16.13% $ 2,823,592 0.68% 1.58% 0.68% 11.67%
12/31/2023 8.86 0.15 1.32 1.47 — (0.78) (0.78) 9.55 17.22% 2,790,413 0.68% 1.68% 0.68% 10.72%
12/31/2022 13.57 0.12 (2.03) (1.91) — (2.80) (2.80) 8.86 (14.30)% 2,658,674 0.69% 1.11% 0.69% 18.36%
12/31/2021 12.04 0.03 1.50 1.53 — — — 13.57 12.71% 3,242,649 0.68% 0.24% 0.68% 111.63%
12/31/2020 11.80 0.13 0.68 0.81 (0.13) (0.44) (0.57) 12.04 7.09% 2,541,551 0.69% 1.17% 0.69% 9.90%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

22 - Financial Highlights - December 31, 2024 - Fund of Funds
The accompanying notes are an integral part of these financial statements.
NVIT Managed American Funds Growth-Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class II Shares
12/31/2024 $ 14.16 $ 0.12 $ 2.86 $ 2.98 $ — $ (0.72) $ (0.72) $ 16.42 21.33% $ 749,057 0.69% 0.75% 0.69% 7.15%
12/31/2023 12.24 0.14 2.75 2.89 — (0.97) (0.97) 14.16 24.31% 733,545 0.69% 1.05% 0.69% 10.47%
12/31/2022 14.47 0.11 (2.34) (2.23) — — — 12.24 (15.41)% 645,973 0.69% 0.87% 0.69% 5.56%
12/31/2021 11.84 0.08 2.58 2.66 (0.03) — (0.03) 14.47 22.45% 743,472 0.69% 0.63% 0.69% 10.09%
12/31/2020 11.87 0.10 0.68 0.78 (0.13) (0.68) (0.81) 11.84 6.98% 593,118 0.70% 0.85% 0.70% 20.20%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds' expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

Fund of Funds - December 31, 2024 - Notes to Financial Statements - 23
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2024, the Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT BlackRock Managed Global Allocation Fund ("BlackRock Managed Global Allocation")
NVIT iShares
®
Fixed Income ETF Fund ("iShares Fixed Income")
NVIT iShares
®
Global Equity ETF Fund ("iShares Global Equity")
NVIT Managed American Funds Asset Allocation Fund ("Managed American Asset Allocation")
NVIT Managed American Funds Growth-Income Fund ("Managed American Growth-Income")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of BlackRock Managed Global Allocation, Managed American Asset Allocation, and Managed American Growth-Income.
Shares of iShares Fixed Income and iShares Global Equity are held by separate accounts established by NLIC, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies.
Each Fund operates as a “fund-of-funds,” which means that each Fund pursues its objective(s) by allocating its investments primarily among other unaffiliated mutual funds (including exchange traded funds ("ETFs")) (“Underlying Funds”), and may have additional investment and concentration risk. The Underlying Funds typically invest in stocks, bonds, and other securities.
Each Underlying Fund held by iShares Fixed Income and iShares Global Equity is sponsored by BlackRock Fund Advisors (the
“iShares ETF Underlying Funds”).
The Funds, as applicable, currently offer Class II and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

24 - Notes to Financial Statements - December 31, 2024 - Fund of Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time.”
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end Underlying Funds in which a Fund invests are valued at their respective net asset value (“NAV”) as reported by such Underlying Fund. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-end Underlying Funds and shares of ETFs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Funds may invest in other unaffiliated mutual funds (including ETFs), which are open-end investment companies generally available to the public and other investment companies. The Funds’ Statements of Investments list each Underlying Fund held as of period end as an investment of each Fund, but do not include the underlying holdings of each Underlying Fund.
As an investing Fund, each Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.
A complete unaudited list of holdings for each Underlying Fund is available at the Securities and Exchange Commission's (the
"SEC") website at www.sec.gov. In addition, the financial statements of the Underlying Funds are available on the SEC's website.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2024. Please refer to the Statements of Investments for additional information on portfolio holdings.
BlackRock Managed Global Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 35,074 $ – $ – $ 35,074
Investment Company 313,774,727 – – 313,774,727
Total $ 313,809,801 $ – $ – $ 313,809,801
iShares Fixed Income
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 76,833,553 $ – $ – $ 76,833,553
Repurchase Agreements – 14,623,945 – 14,623,945
Total $ 76,833,553 $ 14,623,945 $ – $ 91,457,498

Fund of Funds - December 31, 2024 - Notes to Financial Statements - 25
For additional information about the unaffiliated Underlying Funds’ valuation policies, please refer to the unaffiliated funds’ most recent annual or semiannual report. BlackRock Managed Global Allocation's Underlying Fund's most recent annual or semiannual report can be found at www.blackrock.com. iShares ETF Underlying Funds’ most recent annual or semiannual report to shareholders can be found at www.ishares.com. Managed American Asset Allocation's and Managed American Growth-Income's Underlying
Funds' most recent annual or semiannual report can be found at www.americanfunds.com.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2024, the Funds did not have overdrawn balances.
(c) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
iShares Global Equity
Level 1 Level 2 Level 3 Total
Assets:
Exchange Traded Funds $ 93,534,834 $ – $ – $ 93,534,834
Repurchase Agreements – 6,530,175 – 6,530,175
Total $ 93,534,834 $ 6,530,175 $ – $ 100,065,009
Managed American Asset Allocation
Level 1 Level 2 Level 3 Total
Assets:
Futures Contracts# $ 628,967 $ – $ – $ 628,967
Investment Companies 2,604,210,734 – – 2,604,210,734
Total $ 2,604,839,701 $ – $ – $ 2,604,839,701
Managed American Growth-Income
Level 1 Level 2 Level 3 Total
Assets:
Investment Company $ 719,801,493 $ – $ – $ 719,801,493
Total Assets $ 719,801,493 $ – $ – $ 719,801,493
Liabilities:
Futures Contracts# $ (976,641) $ – $ – $ (976,641)
Total Liabilities $ (976,641) $ – $ – $ (976,641)
Total $ 718,824,852 $ – $ – $ 718,824,852
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

26 - Notes to Financial Statements - December 31, 2024 - Fund of Funds
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2024:
BlackRock Managed Global Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 35,074
Total $ 35,074
Managed American Asset Allocation
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 628,967
Total $ 628,967
Managed American Growth-Income
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (976,641)
Total $ (976,641)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments.  Only current day's variation margin is reported within the Statements of Asset and Liabilities.

Fund of Funds - December 31, 2024 - Notes to Financial Statements - 27
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2024:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2024:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2024:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of December 31, 2024, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
BlackRock Managed Global Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,819,247)
Total $ (1,819,247)
Managed American Asset Allocation
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 14,311,733
Total $ 14,311,733
Managed American Growth-Income
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (4,702,632)
Total $ (4,702,632)
BlackRock Managed Global Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (1,469,274)
Total $ (1,469,274)
Managed American Asset Allocation
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (12,624,646)
Total $ (12,624,646)
Managed American Growth-Income
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (2,278,811)
Total $ (2,278,811)
BlackRock Managed Global Allocation
Futures Contracts:
Average Notional Balance Long $ 33,646,043
Average Notional Balance Short $ 1,756,234
Managed American Asset Allocation
Futures Contracts:
Average Notional Balance Long $ 289,355,210
Average Notional Balance Short $ 11,451,088
Managed American Growth-Income
Futures Contracts:
Average Notional Balance Long $ 33,673,448
Average Notional Balance Short $ 716,905

28 - Notes to Financial Statements - December 31, 2024 - Fund of Funds
(d) Securities Lending
During the year ended December 31, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safekeeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(e) Joint Repurchase Agreements
During the year ended December 31, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
iShares Fixed Income $ 14,623,945
iShares Global Equity 6,530,175

Fund of Funds - December 31, 2024 - Notes to Financial Statements - 29
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2024, the joint repos on a gross basis were as follows:
BofA Securities, Inc., 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $50,012,361, collateralized by U.S. Government
Agency Securities, ranging from 2.50% - 5.70%, maturing 8/16/2046 - 7/20/2072; total market value $51,000,000.
Cantor Fitzgerald & Co., 4.52%, dated 12/31/2024, due 1/2/2025, repurchase price $52,053,068, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 9.00%, maturing 2/1/2025 - 8/20/2074; total market value $53,080,800.
Cantor Fitzgerald & Co., 4.52%, dated 12/31/2024, due 1/2/2025, repurchase price $190,102,871, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.19% - 9.00%, maturing 2/1/2025 - 8/20/2074; total market value
$193,856,249.
CF Secured, LLC, 4.47%, dated 12/31/2024, due 1/2/2025, repurchase price $60,014,900, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.36%, maturing 1/7/2025 - 2/20/2073; total market value $61,215,215.
Pershing LLC, 4.38%, dated 12/31/2024, due 1/2/2025, repurchase price $77,518,858, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 1/1/2025 - 11/20/2074; total market value $79,050,000.
iShares Fixed Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BofA Securities, Inc. $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 10,623,945 – 10,623,945 (10,623,945) –
CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 14,623,945 $ – $ 14,623,945 $ (14,623,945) $ –

30 - Notes to Financial Statements - December 31, 2024 - Fund of Funds
(f) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income on the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s
Statement of Operations.
(g) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2024 are primarily attributable to investments in regulated investment companies and consent dividends. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.
The temporary differences as of December 31, 2024 may primarily be attributable to mark-to-market adjustments on futures, outstanding straddle loss deferrals, and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2024 were as follows:
iShares Global Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Cantor Fitzgerald &
Co. 2,530,175 – 2,530,175 (2,530,175) –
Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 6,530,175 $ – $ 6,530,175 $ (6,530,175) $ –
* As of December 31, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.
Fund Capital
Total
Distributable
Earnings (Loss)
BlackRock Managed Global Allocation $ 6,181,981 $ (6,181,981)
iShares Fixed Income – –
iShares Global Equity – –
Managed American Asset Allocation 45,354,977 (45,354,977)
Managed American Growth-Income 7,096,991 (7,096,991)

Fund of Funds - December 31, 2024 - Notes to Financial Statements - 31
(h) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
As of December 31, 2024, the estimated maximum amounts each Fund may claim as consent dividends for 2024 are as follows:
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(i) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(j) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
Fund
Ordinary Distribution
Available for Consent
Dividend
BlackRock Managed Global Allocation $ 23,171,845
iShares Fixed Income —
iShares Global Equity —
Managed American Asset Allocation 45,485,547
Managed American Growth-Income 6,416,028

32 - Notes to Financial Statements - December 31, 2024 - Fund of Funds
As of December 31, 2024, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving investment advisory fees of the Funds according to the following schedule until the earlier of April 30, 2025 or the Funds cease to operate as a “fund-of-funds”.
During the year ended December 31, 2024, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the year ended December 31, 2024, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
1
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $175,909 during the year ended December 31, 2024.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and
Fund Subadviser
BlackRock Managed Global Allocation Nationwide Asset Management, LLC (“NWAM”) (a)
iShares Fixed Income BlackRock Investment Management, LLC ("BlackRock")
iShares Global Equity BlackRock
Managed American Asset Allocation NWAM (a)
Managed American Growth-Income NWAM (a)
(a) NWAM is an affiliate of NFA.
Fund Fee Schedule
Advisory Fee
(annual rate)
BlackRock Managed Global Allocation All assets 0.74%
iShares Fixed Income All assets 0.11%
iShares Global Equity All assets 0.11%
Managed American Asset Allocation Up to $2 billion 0.15%
$2 billion and more 0.14%
Managed American Growth-Income Up to $500 million 0.15%
$500 million and more 0.14%
Fund
Advisory Fee
Waiver
(annual rate)
BlackRock Managed Global Allocation 0.59%
Fund Amount
BlackRock Managed Global Allocation $ 2,012,245
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
BlackRock Managed Global Allocation 0.74% 0.15% 0.15%
iShares Fixed Income 0.11 N/A 0.03
iShares Global Equity 0.11 N/A 0.05
Managed American Asset Allocation 0.15 N/A 0.15
Managed American Growth-Income 0.15 N/A 0.15
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.

Fund of Funds - December 31, 2024 - Notes to Financial Statements - 33
expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2025.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2025.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sale of portfolio securities, but including acquired fund fees and expenses) from exceeding the amounts listed in the following table until April 30, 2025.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
A
During the year ended December 31, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Fund Classes
Amount
(annual rate)
iShares Fixed Income All Classes 0.17%
iShares Global Equity All Classes 0.17
Managed American Asset Allocation All Classes 0.23
Managed American Growth-Income Class II 0.22
Fund Classes
Amount
(annual rate)
BlackRock Managed Global Allocation Class II 1.19%
Fund Classes
Amount
(annual rate)
Managed American Asset Allocation Class II 1.11%
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount Total
BlackRock Managed Global Allocation $ — $ — $ — $ —
iShares Fixed Income 60,706 57,222 50,935 168,863
iShares Global Equity 59,033 56,338 48,598 163,969
Managed American Asset Allocation — — — —
Managed American Growth-Income — — — —

34 - Notes to Financial Statements - December 31, 2024 - Fund of Funds
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2024, NFM earned an aggregate of $1,118,899 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2024, the Funds' aggregate portion of such costs amounted to $17,822.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II shares of each Fund. Class Y shares do not pay a distribution fee.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2025:
During the year ended December 31, 2024, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of each Fund.
For the year ended December 31, 2024, the effective rates for administrative services fees were as follows:
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Distribution
Fee Waiver
(Annual Rate)
BlackRock Managed Global Allocation 0.25%
Fund Amount
BlackRock Managed Global Allocation $ 852,647
Fund Class II
BlackRock Managed Global Allocation 0.25%
iShares Fixed Income 0.25
iShares Global Equity 0.25
Managed American Asset Allocation 0.25
Managed American Growth-Income 0.25

Fund of Funds - December 31, 2024 - Notes to Financial Statements - 35
For the year ended December 31, 2024, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the year ended December 31, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2024, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks from Underlying Funds
The Underlying Funds in which the iShares Fixed Income and iShares Global Equity invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.
In addition, information about the risks of an investment in each Underlying Fund may be found in such Underlying Fund’s annual or semiannual report to shareholders, which is available at www.ishares.com for iShares Fixed Income and iShares Global Equity
Fund Amount
BlackRock Managed Global Allocation $ 852,647
iShares Fixed Income 149,283
iShares Global Equity 183,607
Managed American Asset Allocation 7,126,419
Managed American Growth-Income 1,872,637
Fund Purchases
*
Sales
BlackRock Managed Global Allocation $ 33,509,857 $ 47,488,902
iShares Fixed Income 25,144,862 1,704,997
iShares Global Equity 21,945,364 10,333,534
Managed American Asset Allocation 305,514,713 602,474,905
Managed American Growth-Income 50,785,568 138,202,291
* Purchases include reinvestments of income and realized gain distributions, as applicable.

36 - Notes to Financial Statements - December 31, 2024 - Fund of Funds
or at the SEC's website at www.sec.gov. Additional information about derivatives-related risks, if applicable to the Underlying Fund, may also be found in each such Underlying Fund’s annual or semiannual report to shareholders.
BlackRock Managed Global Allocation, Managed American Asset Allocation and Managed American Growth-Income each concentrates its investments primarily in a single Underlying Fund. Therefore, each Fund has the same principal risks as the
Underlying Fund. Information about each Underlying Fund’s risks may be found in such Underlying Fund’s annual or semiannual report to shareholders which can be found at www.blackrock.com for BlackRock Managed Global Allocation and www.
americanfunds.com for Managed American Asset Allocation and Managed American Growth-Income or at the SEC's website at
www.sec.gov. The relative concentration in each Underlying Fund also may affect the direct performance of each Fund, positively or negatively, and may have a greater risk of loss.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to
Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.
Each Fund is a shareholder of its Underlying Funds. The Underlying Funds do not charge a Fund any sales charge for buying or selling Underlying Fund shares. However, a Fund indirectly pays a portion of the operating expenses of each Underlying Fund in which it invests, including management, administration and custodian fees of the Underlying Funds. These expenses are deducted from each Underlying Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
Actual indirect expenses vary depending on how a Fund’s assets are allocated among the Underlying Funds.
9. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
BlackRock Managed Global Allocation $ – $ – $ – $ – $ –
iShares Fixed Income 2,159,730 – 2,159,730 – 2,159,730
iShares Global Equity 1,121,812 – 1,121,812 – 1,121,812
Managed American Asset Allocation – – – – –
Managed American Growth-Income – 32,424,645 32,424,645 – 32,424,645
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

Fund of Funds - December 31, 2024 - Notes to Financial Statements - 37
The tax character of distributions paid during the year ended December 31, 2023 was as follows:
As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2024, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2024.
During the year ended December 31, 2024, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
10. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
BlackRock Managed Global Allocation $ – $ – $ – $ – $ –
iShares Fixed Income 1,373,440 – 1,373,440 – 1,373,440
iShares Global Equity 967,861 – 967,861 – 967,861
Managed American Asset Allocation 174 220,184,539 220,184,713 – 220,184,713
Managed American Growth-Income – 47,136,120 47,136,120 – 47,136,120
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
BlackRock Managed Global
Allocation $ 23,171,845 $ – $ 23,171,845 $ – $ (12,700,375) $ 2,197,336 $ 12,668,806
iShares Fixed Income 1,418 – 1,418 – (151,697) (7,904,293) (8,054,572)
iShares Global Equity 83,846 – 83,846 – – 18,563,556 18,647,402
Managed American Asset Allocation 45,485,547 – 45,485,547 – (14,702,427) (8,445,715) 22,337,405
Managed American Growth-Income 13,431,272 32,322,876 45,754,148 – – 226,588,902 272,343,050
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
BlackRock Managed Global Allocation $ 311,612,465 $ 2,197,336 $ – $ 2,197,336
iShares Fixed Income 99,361,790 163,730 (8,068,022) (7,904,292)
iShares Global Equity 81,501,453 18,851,430 (287,874) 18,563,556
Managed American Asset Allocation 2,584,464,707 109,238,290 (88,863,296) 20,374,994
Managed American Growth-Income 492,235,950 227,609,228 (1,020,326) 226,588,902
Fund Amount
BlackRock Managed Global Allocation $ (12,700,375)
iShares Fixed Income (151,697)
Managed American Asset Allocation (14,702,427)
Fund Utilized
iShares Fixed Income $ 319
iShares Global Equity 22,348
Managed American Asset Allocation 49,904,326

38 - Report of Independent Registered Public Accounting Firm - December 31, 2024 - Fund of Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT BlackRock Managed Global
Allocation Fund, NVIT iShares Fixed Income ETF Fund, NVIT iShares Global Equity ETF Fund, NVIT Managed American
Funds Asset Allocation Fund and NVIT Managed American Funds Growth-Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Blackrock
Managed Global Allocation Fund, NVIT iShares Fixed Income ETF Fund, NVIT iShares Global Equity ETF Fund, NVIT Managed
American Funds Asset Allocation Fund and NVIT Managed American Funds Growth-Income Fund (five of the funds constituting
Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended
December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2025
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Fund of Funds - December 31, 2024 (Unaudited) - Supplemental Information - 39
Other Federal Tax Information
For the year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2024 Form 1099-DIV.
For the taxable year ended December 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2024, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2024, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
BlackRock Managed Global Allocation 5.96%
iShares Fixed Income –
iShares Global Equity 53.13
Managed American Asset Allocation 45.77
Managed American Growth-Income 53.92
Fund Amount
BlackRock Managed Global Allocation $ –
iShares Fixed Income –
iShares Global Equity –
Managed American Asset Allocation –
Managed American Growth-Income 32,424,645
Fund Amount Per Share
BlackRock Managed Global Allocation $ – $ –
iShares Fixed Income – –
iShares Global Equity 229,926 0.0441
Managed American Asset Allocation – –
Managed American Growth-Income – –
Fund Amount Per Share
BlackRock Managed Global Allocation $ – $ –
iShares Fixed Income – –
iShares Global Equity 20,221 0.0039
Managed American Asset Allocation – –
Managed American Growth-Income – –

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-FOF (2-25)

Annual Financial Statement
December 31, 2024
Nationwide Variable Insurance Trust
1940 Act Funds
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Fund
NVIT GS Small Cap Equity Insights Fund
NVIT U.S. 130/30 Equity Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your Fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your Fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your
Fund investments. You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at
http://www.sec.gov . Forms N-PORT and N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington,
DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC, member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2025 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 42
Statements of Operations 46
Statements of Changes in Net Assets 48
Financial Highlights 52
Notes to Financial Statements 57
Report of Independent Registered Public Accounting Firm 78
Supplemental Information 79

2 - Statement of Investments - December 31, 2024 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks 98 .6%
Shares Value ($)
ARGENTINA 0 .0%
†
Oil, Gas & Consumable Fuels 0 .0%
†
Vista Energy SAB de CV, ADR * 1,100 59,521
BRAZIL 3 .7%
Aerospace & Defense 0 .4%
Embraer SA, ADR * 62,375 2,287,915
Banks 1 .1%
Banco Bradesco SA, ADR (a) 566,200 1,081,442
Itau Unibanco Holding SA
(Preference) 1,089,400 5,416,170
NU Holdings Ltd., Class A * 6,400 66,304
6,563,916
Capital Markets 0 .1%
Banco BTG Pactual SA 190,200 837,920
Diversified Telecommunication Services 0 .1%
Telefonica Brasil SA, ADR 53,600 404,680
Electric Utilities 0 .1%
Cia Energetica de Minas Gerais,
ADR 170,400 301,608
Transmissora Alianca de Energia
Eletrica SA 37,900 201,537
503,145
Electrical Equipment 0 .3%
WEG SA 184,400 1,684,921
Household Durables 0 .1%
Cury Construtora e Incorporadora
SA 140,200 395,615
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 36,800 103,420
Ez Tec Empreendimentos e
Participacoes S/A 75,700 132,413
631,448
Insurance 0 .2%
BB Seguridade Participacoes SA 176,400 1,031,303
Machinery 0 .2%
Kepler Weber SA 284,000 427,927
Marcopolo SA (Preference) 675,200 806,528
1,234,455
Metals & Mining 0 .4%
Gerdau SA (Preference) 41,700 121,128
Vale SA, Class B, ADR (a) 217,900 1,932,773
2,053,901
Oil, Gas & Consumable Fuels 0 .3%
Petroleo Brasileiro SA, ADR 77,900 1,001,794
Petroleo Brasileiro SA (Preference) 83,900 493,756
1,495,550
Passenger Airlines 0 .1%
Azul SA (Preference) * 517,500 289,226
Specialty Retail 0 .0%
†
C&A MODAS SA, Class A * 75,600 98,246
Water Utilities 0 .3%
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP,
ADR *(a) 114,900 1,646,517
20,763,143
Common Stocks
Shares Value ($)
CHILE 0 .6%
Banks 0 .2%
Banco de Chile 9,365,964 1,062,190
Electric Utilities 0 .1%
Enel Americas SA 9,407,355 824,693
Marine Transportation 0 .2%
Cia Sud Americana de Vapores SA 17,112,381 925,476
Passenger Airlines 0 .1%
Latam Airlines Group SA 52,856,031 731,114
3,543,473
CHINA 28 .1%
Air Freight & Logistics 0 .1%
SF Holding Co. Ltd., Class A 112,600 621,060
Automobiles 0 .7%
BYD Co. Ltd., Class A 25,000 966,817
Li Auto, Inc., Class A * 233,900 2,819,456
Seres Group Co. Ltd., Class A 8,100 147,830
3,934,103
Banks 4 .6%
Agricultural Bank of China Ltd.,
Class H 10,240,000 5,841,019
Bank of China Ltd., Class H 4,273,000 2,184,295
China Construction Bank Corp.,
Class H 7,110,000 5,912,729
Industrial & Commercial Bank of
China Ltd., Class H 14,729,000 9,880,936
Postal Savings Bank of China Co.
Ltd., Class H Reg. S (b) 2,376,000 1,401,243
Shanghai Pudong Development
Bank Co. Ltd., Class A 547,900 771,327
25,991,549
Beverages 0 .0%
†
Eastroc Beverage Group Co. Ltd.,
Class A 3,270 111,210
Broadline Retail 3 .6%
Alibaba Group Holding Ltd. 1,525,000 16,184,013
JD.com, Inc., Class A 69,995 1,214,329
PDD Holdings, Inc., ADR *(a) 29,580 2,868,964
20,267,306
Capital Markets 1 .2%
Caitong Securities Co. Ltd., Class
A 420,400 469,675
Changjiang Securities Co. Ltd.,
Class A 242,400 226,039
China Galaxy Securities Co. Ltd.,
Class A 76,500 159,321
China Galaxy Securities Co. Ltd.,
Class H (a) 875,000 798,888
CITIC Securities Co. Ltd., Class
H (a) 91,500 251,569
Dongxing Securities Co. Ltd.,
Class A 130,200 195,943
Founder Securities Co. Ltd., Class
A 538,700 613,685
Guolian Securities Co. Ltd., Class
A 224,300 414,658
Guoyuan Securities Co. Ltd.,
Class A 778,100 889,460
Huatai Securities Co. Ltd., Class A 482,100 1,159,708

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2024 - Statement of Investments - 3
Common Stocks
Shares Value ($)
CHINA
Capital Markets
Huatai Securities Co. Ltd., Class H
Reg. S (b) 288,000 486,572
Nanjing Securities Co. Ltd., Class
A 218,600 258,944
Orient Securities Co. Ltd., Class H
Reg. S (b) 327,200 213,208
Southwest Securities Co. Ltd.,
Class A 673,500 430,064
6,567,734
Communications Equipment 0 .9%
Yealink Network Technology Corp.
Ltd., Class A 112,600 594,782
ZTE Corp., Class A 490,500 2,711,574
ZTE Corp., Class H 510,400 1,596,047
4,902,403
Construction & Engineering 0 .2%
China Communications Services
Corp. Ltd., Class H 1,862,000 1,093,292
Construction Materials 0 .5%
Anhui Conch Cement Co. Ltd.,
Class A 520,600 1,693,348
Beijing Oriental Yuhong
Waterproof Technology Co. Ltd.,
Class A 626,900 1,112,547
2,805,895
Consumer Finance 0 .1%
Qifu Technology, Inc., Class A,
ADR 15,100 579,538
Diversified Consumer Services 0 .1%
New Oriental Education &
Technology Group, Inc. 69,300 442,171
Electrical Equipment 0 .1%
NARI Technology Co. Ltd., Class A 110,600 381,863
Entertainment 1 .1%
Kingsoft Corp. Ltd. 227,000 983,624
NetEase Cloud Music, Inc. Reg.
S *(b) 46,000 676,428
NetEase, Inc. 242,800 4,331,489
Tencent Music Entertainment
Group, ADR 45,100 511,885
6,503,426
Food Products 0 .2%
China Feihe Ltd. Reg. S (b) 1,570,000 1,101,807
Ground Transportation 0 .0%
†
Full Truck Alliance Co. Ltd., ADR 25,800 279,156
Hotels, Restaurants & Leisure 3 .4%
Atour Lifestyle Holdings Ltd., ADR 6,700 180,163
Haidilao International Holding Ltd.
Reg. S (b) 134,000 274,364
Meituan, Class B Reg. S *(b) 474,660 9,209,247
Tongcheng Travel Holdings Ltd.
Reg. S 770,800 1,807,486
Trip.com Group Ltd. * 108,850 7,504,684
18,975,944
Household Durables 0 .4%
Haier Smart Home Co. Ltd., Class
A 173,900 677,325
Common Stocks
Shares Value ($)
CHINA
Household Durables
Midea Group Co. Ltd., Class A 161,400 1,660,972
2,338,297
Independent Power and Renewable Electricity Producers 0 .1%
Beijing Jingneng Clean Energy Co.
Ltd., Class H 180,000 44,761
China Yangtze Power Co. Ltd.,
Class A 175,300 709,300
754,061
Insurance 1 .9%
China Pacific Insurance Group Co.
Ltd., Class A 162,100 754,967
China Pacific Insurance Group Co.
Ltd., Class H 462,400 1,500,540
China Taiping Insurance Holdings
Co. Ltd. 792,000 1,186,007
People's Insurance Co. Group of
China Ltd. (The), Class H 9,334,000 4,645,131
PICC Property & Casualty Co.
Ltd., Class H 420,000 663,040
Ping An Insurance Group Co. of
China Ltd., Class A 316,600 2,278,431
11,028,116
Interactive Media & Services 4 .8%
Baidu, Inc., Class A * 51,550 545,585
Bilibili, Inc., Class Z *(a) 25,300 459,403
Tencent Holdings Ltd. 492,000 26,293,109
27,298,097
Machinery 0 .3%
Airtac International Group 64,000 1,640,797
Sinotruk Hong Kong Ltd. 74,000 217,213
1,858,010
Metals & Mining 0 .3%
China Hongqiao Group Ltd. 114,000 172,630
Zijin Mining Group Co. Ltd., Class
A 349,700 723,496
Zijin Mining Group Co. Ltd., Class
H 576,000 1,054,175
1,950,301
Oil, Gas & Consumable Fuels 0 .1%
China Shenhua Energy Co. Ltd.,
Class A 138,400 823,359
Passenger Airlines 0 .1%
Air China Ltd., Class A * 537,700 581,964
Pharmaceuticals 0 .5%
China Medical System Holdings
Ltd. 1,460,000 1,420,322
Consun Pharmaceutical Group
Ltd. 978,000 1,026,331
Hansoh Pharmaceutical Group Co.
Ltd. Reg. S (b) 112,000 249,297
2,695,950
Real Estate Management & Development 0 .4%
China Overseas Property Holdings
Ltd. 225,000 148,360
China Resources Land Ltd. 717,000 2,082,014
Greentown Service Group Co. Ltd.
Reg. S 504,000 248,814
2,479,188

4 - Statement of Investments - December 31, 2024 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
CHINA
Software 0 .1%
AsiaInfo Technologies Ltd. Reg.
S (b) 246,800 200,839
Beijing Kingsoft Office Software,
Inc., Class A 8,470 331,625
Ming Yuan Cloud Group Holdings
Ltd. * 453,000 154,304
686,768
Specialty Retail 0 .1%
China Yongda Automobiles
Services Holdings Ltd. 1,420,500 473,471
Technology Hardware, Storage & Peripherals 1 .8%
Lenovo Group Ltd. 4,232,000 5,492,925
Xiaomi Corp., Class B Reg. S *(b) 1,012,600 4,461,462
9,954,387
Textiles, Apparel & Luxury Goods 0 .4%
Bosideng International Holdings
Ltd. (a) 302,000 150,880
Li Ning Co. Ltd. 537,500 1,131,319
Xtep International Holdings Ltd. (a) 985,500 715,735
1,997,934
159,478,360
EGYPT 0 .1%
Real Estate Management & Development 0 .1%
Talaat Moustafa Group 307,850 339,095
GREECE 0 .1%
Banks 0 .1%
Piraeus Financial Holdings SA 97,208 387,680
HONG KONG 0 .3%
Food Products 0 .1%
WH Group Ltd. Reg. S (b) 688,000 533,510
Pharmaceuticals 0 .2%
United Laboratories International
Holdings Ltd. (The) 596,000 952,606
1,486,116
HUNGARY 0 .0%
†
Diversified Telecommunication Services 0 .0%
†
Magyar Telekom
Telecommunications plc 42,847 137,457
INDIA 20 .0%
Automobiles 0 .4%
Tata Motors Ltd. 259,050 2,236,361
Banks 1 .4%
Axis Bank Ltd. 79,749 990,443
Bank of Baroda 39,377 110,327
HDFC Bank Ltd. 87,586 1,811,695
IDBI Bank Ltd. 242,659 216,158
Punjab National Bank 642,798 770,311
State Bank of India 411,263 3,815,229
7,714,163
Biotechnology 0 .1%
Biocon Ltd. 139,838 594,358
Capital Markets 0 .6%
Central Depository Services India
Ltd. Reg. S 76,911 1,574,488
JM Financial Ltd. 357,172 540,307
Kfin Technologies Ltd. 13,694 245,888
Common Stocks
Shares Value ($)
INDIA
Capital Markets
Motilal Oswal Financial Services
Ltd. 55,661 620,110
Nippon Life India Asset
Management Ltd. Reg. S (b) 55,026 466,142
3,446,935
Chemicals 0 .5%
Chambal Fertilisers and Chemicals
Ltd. 131,034 754,046
PI Industries Ltd. 15,775 678,433
Solar Industries India Ltd. 9,788 1,117,285
2,549,764
Construction & Engineering 0 .6%
Ashoka Buildcon Ltd. * 215,238 779,950
Engineers India Ltd. 83,374 176,870
ITD Cementation India Ltd. 12,982 81,520
Larsen & Toubro Ltd. 58,181 2,447,708
3,486,048
Construction Materials 0 .4%
Ramco Cements Ltd. (The) 46,583 524,751
UltraTech Cement Ltd. 11,234 1,494,674
2,019,425
Consumer Finance 0 .4%
Muthoot Finance Ltd. 23,789 593,563
Shriram Finance Ltd. 43,100 1,449,710
2,043,273
Diversified Telecommunication Services 0 .0%
†
Indus Towers Ltd. * 39,087 155,791
Electric Utilities 0 .4%
Power Grid Corp. of India Ltd. 589,438 2,122,957
Torrent Power Ltd. 3,748 65,052
2,188,009
Electrical Equipment 0 .8%
ABB India Ltd. 44,475 3,590,821
Finolex Cables Ltd. 11,579 159,861
Suzlon Energy Ltd. * 90,083 65,312
Triveni Turbine Ltd. 74,119 640,441
4,456,435
Financial Services 0 .6%
Power Finance Corp. Ltd. 511,487 2,670,493
REC Ltd. 127,659 743,632
3,414,125
Gas Utilities 0 .1%
Mahanagar Gas Ltd. Reg. S 19,214 287,726
Health Care Providers & Services 0 .4%
Apollo Hospitals Enterprise Ltd. 10,923 929,884
Fortis Healthcare Ltd. 49,788 417,826
Max Healthcare Institute Ltd. 45,452 598,932
Narayana Hrudayalaya Ltd. Reg. S 13,925 206,532
2,153,174
Hotels, Restaurants & Leisure 0 .5%
Indian Hotels Co. Ltd. (The), Class
A 14,946 153,200
Jubilant Foodworks Ltd. 60,830 508,899
MakeMyTrip Ltd. * 5,600 628,768
Restaurant Brands Asia Ltd. * 165,794 163,908
Zomato Ltd. * 338,838 1,098,742
2,553,517
Household Durables 0 .2%
Dixon Technologies India Ltd. Reg.
S 5,267 1,100,518

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2024 - Statement of Investments - 5
Common Stocks
Shares Value ($)
INDIA
Independent Power and Renewable Electricity Producers 0 .1%
PTC India Ltd. 470,322 796,461
Insurance 0 .2%
HDFC Life Insurance Co. Ltd. Reg.
S (b) 148,983 1,073,085
IT Services 4 .1%
Coforge Ltd. 12,345 1,393,359
HCL Technologies Ltd. 339,033 7,585,124
Infosys Ltd., ADR (a) 272,100 5,964,432
Mastek Ltd. 15,709 545,796
Mphasis Ltd. 78,047 2,579,748
Persistent Systems Ltd. 25,645 1,934,405
Tata Consultancy Services Ltd. 22,950 1,094,697
Wipro Ltd. 700,188 2,459,719
23,557,280
Machinery 0 .1%
Force Motors Ltd. 3,217 244,715
Kirloskar Brothers Ltd. 22,604 543,502
788,217
Metals & Mining 1 .0%
Hindalco Industries Ltd. 359,333 2,529,559
Hindustan Zinc Ltd. 466,652 2,419,839
Vedanta Ltd. 122,754 637,262
5,586,660
Oil, Gas & Consumable Fuels 1 .0%
Coal India Ltd. 165,097 739,249
Petronet LNG Ltd. 965,173 3,899,703
Reliance Industries Ltd. 76,870 1,088,870
5,727,822
Paper & Forest Products 0 .0%
†
Greenply Industries Ltd. 23,534 84,392
Passenger Airlines 0 .5%
InterGlobe Aviation Ltd. Reg. S
*(b) 54,094 2,872,929
Pharmaceuticals 2 .7%
Ajanta Pharma Ltd. 48,748 1,669,584
Alkem Laboratories Ltd. 12,156 799,635
Cipla Ltd. 125,461 2,240,639
Dr Reddy's Laboratories Ltd., ADR 26,378 416,509
Eris Lifesciences Ltd. Reg. S *(b) 18,935 303,673
Glenmark Pharmaceuticals Ltd. 35,379 664,184
JB Chemicals & Pharmaceuticals
Ltd. 34,049 733,425
Lupin Ltd. 106,643 2,934,341
Torrent Pharmaceuticals Ltd. 96,977 3,796,720
Zydus Lifesciences Ltd. 163,877 1,857,414
15,416,124
Real Estate Management & Development 1 .0%
Godrej Properties Ltd. * 70,990 2,304,422
Oberoi Realty Ltd. 121,934 3,287,109
5,591,531
Software 0 .1%
Oracle Financial Services
Software Ltd. 4,564 679,059
Specialty Retail 0 .0%
†
PC Jeweller Ltd. * 331,150 61,227
Tobacco 0 .1%
ITC Ltd. 127,859 721,880
Common Stocks
Shares Value ($)
INDIA
Trading Companies & Distributors 0 .0%
†
IndiaMart InterMesh Ltd. Reg. S
(b) 2,720 71,257
Transportation Infrastructure 0 .1%
Gujarat Pipavav Port Ltd. 286,712 609,563
Wireless Telecommunication Services 1 .6%
Bharti Airtel Ltd. 484,758 8,979,284
113,016,393
INDONESIA 1 .8%
Banks 1 .8%
Bank Central Asia Tbk. PT 4,512,000 2,703,947
Bank CIMB Niaga Tbk. PT 3,918,000 420,312
Bank Mandiri Persero Tbk. PT 14,063,500 4,950,770
Bank Rakyat Indonesia Persero
Tbk. PT 5,219,500 1,317,069
9,392,098
Household Products 0 .0%
†
Unilever Indonesia Tbk. PT 1,637,100 191,793
Metals & Mining 0 .0%
†
Aneka Tambang Tbk. 1,495,900 140,987
Oil, Gas & Consumable Fuels 0 .0%
†
Indo Tambangraya Megah Tbk. PT 132,900 220,386
9,945,264
LUXEMBOURG 0 .2%
Capital Markets 0 .2%
Reinet Investments SCA 45,249 1,072,196
MEXICO 1 .2%
Banks 0 .5%
Grupo Financiero Banorte SAB de
CV, Class O 231,533 1,487,625
Grupo Financiero Inbursa SAB de
CV, Class O *(a) 653,700 1,360,321
Regional SAB de CV 19,300 108,353
2,956,299
Beverages 0 .1%
Coca-Cola Femsa SAB de CV,
ADR 10,554 822,051
Diversified REITs 0 .1%
Fibra Uno Administracion SA de
CV 396,100 393,611
Food Products 0 .1%
Gruma SAB de CV, Class B 21,678 338,826
Media 0 .1%
Megacable Holdings SAB de CV 217,100 353,070
Transportation Infrastructure 0 .3%
Grupo Aeroportuario del Centro
Norte SAB de CV, Class B 52,300 450,135
Grupo Aeroportuario del Sureste
SAB de CV, ADR 1,586 408,601
Promotora y Operadora de
Infraestructura SAB de CV 108,951 922,930
1,781,666
6,645,523
PERU 0 .0%
†
Banks 0 .0%
†
Credicorp Ltd. 1,000 183,320

6 - Statement of Investments - December 31, 2024 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
PHILIPPINES 0 .6%
Banks 0 .2%
Metropolitan Bank & Trust Co. 980,600 1,214,439
Independent Power and Renewable Electricity Producers 0 .2%
Aboitiz Power Corp. 1,483,700 966,024
Transportation Infrastructure 0 .2%
International Container Terminal
Services, Inc. 202,330 1,349,620
3,530,083
POLAND 0 .5%
Banks 0 .4%
Bank Polska Kasa Opieki SA 54,851 1,829,576
Powszechna Kasa Oszczednosci
Bank Polski SA 15,117 218,747
2,048,323
Capital Markets 0 .1%
XTB SA Reg. S (b) 21,042 358,603
Hotels, Restaurants & Leisure 0 .0%
†
Rainbow Tours SA 6,060 195,773
Specialty Retail 0 .0%
†
CCC SA * 4,582 203,714
2,806,413
QATAR 0 .3%
Banks 0 .0%
†
Qatar International Islamic Bank
QSC 29,880 89,435
Qatar Islamic Bank QPSC 65,207 382,539
Qatar National Bank QPSC 32,233 153,013
624,987
Diversified Telecommunication Services 0 .1%
Ooredoo QPSC 182,910 580,054
Multi-Utilities 0 .1%
Qatar Electricity & Water Co. QSC 77,143 332,640
Oil, Gas & Consumable Fuels 0 .1%
Qatar Gas Transport Co. Ltd. 261,447 297,925
1,835,606
RUSSIA 0 .0%
†
Banks 0 .0%
†
Sberbank of Russia PJSC ^∞ 819,980 0
VTB Bank PJSC *^∞ 109,749 0
0
Chemicals 0 .0%
†
PhosAgro PJSC, GDR Reg. S *^∞ 7,548 0
0
SAUDI ARABIA 4 .1%
Banks 3 .0%
Al Rajhi Bank 200,839 5,048,385
Alinma Bank 30,992 238,769
Arab National Bank 463,753 2,596,390
Banque Saudi Fransi 114,414 481,571
Riyad Bank 656,391 4,995,572
Saudi Awwal Bank 267,638 2,396,410
Saudi National Bank (The) 57,021 506,811
16,263,908
Capital Markets 0 .0%
†
Saudi Tadawul Group Holding Co. 4,754 274,061
Common Stocks
Shares Value ($)
SAUDI ARABIA
Chemicals 0 .2%
SABIC Agri-Nutrients Co. 34,418 1,016,689
Construction Materials 0 .1%
Riyadh Cement Co. 89,395 767,230
Diversified Telecommunication Services 0 .3%
Saudi Telecom Co. 183,866 1,956,441
Hotels, Restaurants & Leisure 0 .1%
Jahez International Co. * 14,828 119,549
Leejam Sports Co. JSC 11,052 545,291
664,840
IT Services 0 .1%
Elm Co. 2,008 595,753
Media 0 .0%
†
Saudi Research & Media Group * 1,567 114,691
Metals & Mining 0 .1%
Saudi Arabian Mining Co. * 43,820 586,540
Wireless Telecommunication Services 0 .2%
Etihad Etisalat Co. 68,137 968,286
23,208,439
SOUTH AFRICA 3 .1%
Broadline Retail 0 .2%
Naspers Ltd., Class N 5,320 1,174,469
Capital Markets 0 .1%
Investec Ltd. 95,797 634,756
Financial Services 1 .4%
FirstRand Ltd. 1,809,233 7,280,592
Industrial Conglomerates 0 .0%
†
Reunert Ltd. 70,141 278,753
Insurance 0 .8%
Discovery Ltd. 142,178 1,467,386
Momentum Group Ltd. 149,390 239,548
Old Mutual Ltd. 1,741,420 1,154,406
Sanlam Ltd. 335,847 1,545,330
4,406,670
Metals & Mining 0 .5%
Gold Fields Ltd., ADR 176,284 2,326,949
Harmony Gold Mining Co. Ltd.,
ADR 46,259 379,786
Pan African Resources plc 543,213 235,339
2,942,074
Retail REITs 0 .1%
Hyprop Investments Ltd. 184,617 454,655
Vukile Property Fund Ltd. 411,183 391,611
846,266
Specialty Retail 0 .0%
†
Mr Price Group Ltd. 14,412 224,014
17,787,594
SOUTH KOREA 9 .1%
Aerospace & Defense 0 .1%
Korea Aerospace Industries Ltd. * 11,991 446,459
LIG Nex1 Co. Ltd. * 2,138 318,546
765,005
Automobiles 0 .2%
Kia Corp. 13,635 924,134
Banks 1 .1%
Hana Financial Group, Inc. 79,184 3,027,946

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2024 - Statement of Investments - 7
Common Stocks
Shares Value ($)
SOUTH KOREA
Banks
KB Financial Group, Inc. 46,462 2,635,095
Shinhan Financial Group Co. Ltd. 25,021 802,271
6,465,312
Biotechnology 0 .1%
Alteogen, Inc. * 1,575 330,466
Electrical Equipment 0 .4%
HD Hyundai Electric Co. Ltd. 9,935 2,521,512
Entertainment 0 .1%
JYP Entertainment Corp. * 6,748 317,316
Wemade Co. Ltd. * 5,493 129,387
446,703
Financial Services 0 .1%
Meritz Financial Group, Inc. * 8,000 561,353
Hotels, Restaurants & Leisure 0 .0%
†
Hanjin Kal Corp. * 4,007 205,003
Industrial Conglomerates 0 .2%
Samsung C&T Corp. * 1,973 152,727
SK Square Co. Ltd. * 17,196 907,513
1,060,240
Insurance 0 .7%
DB Insurance Co. Ltd. 31,313 2,167,622
Korean Reinsurance Co. 14,152 76,177
Samsung Fire & Marine Insurance
Co. Ltd. 3,979 967,378
Samsung Fire & Marine Insurance
Co. Ltd. (Preference) 2,328 432,147
Samsung Life Insurance Co. Ltd. * 7,187 460,218
4,103,542
IT Services 0 .0%
†
Cafe24 Corp. * 4,755 109,393
Machinery 1 .3%
HD HYUNDAI MIPO * 7,099 646,671
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. * 38,327 5,929,670
HD-Hyundai Marine Engine * 29,988 490,292
7,066,633
Semiconductors & Semiconductor Equipment 0 .6%
SK Hynix, Inc. 30,867 3,502,544
Software 0 .0%
†
EMRO, Inc. * 3,257 142,612
Technology Hardware, Storage & Peripherals 3 .7%
Samsung Electronics Co. Ltd. 510,368 18,418,457
Samsung Electronics Co. Ltd.
(Preference) 66,380 1,990,651
20,409,108
Tobacco 0 .5%
KT&G Corp. 41,913 3,029,909
51,643,469
TAIWAN 19 .9%
Aerospace & Defense 0 .0%
†
Evergreen Aviation Technologies
Corp. 58,000 171,731
Banks 0 .5%
SinoPac Financial Holdings Co.
Ltd. 1,652,050 1,150,586
Taishin Financial Holding Co. Ltd. 2,861,000 1,514,490
2,665,076
Common Stocks
Shares Value ($)
TAIWAN
Biotechnology 0 .0%
†
PharmaEngine, Inc. 40,000 110,108
Communications Equipment 0 .3%
Accton Technology Corp. 66,000 1,549,687
Construction & Engineering 0 .2%
United Integrated Services Co.
Ltd. 67,000 983,083
Yankey Engineering Co. Ltd. 32,000 417,896
1,400,979
Construction Materials 0 .0%
†
Asia Cement Corp. 220,000 270,530
Consumer Staples Distribution & Retail 0 .0%
†
President Chain Store Corp. 12,000 96,028
Diversified Telecommunication Services 0 .0%
†
Chunghwa Telecom Co. Ltd. 51,000 192,072
Electrical Equipment 0 .1%
Zippy Technology Corp. 145,000 288,850
Electronic Equipment, Instruments & Components 1 .0%
Chroma ATE, Inc. 6,000 74,312
Foxconn Technology Co. Ltd. 97,000 219,750
Hon Hai Precision Industry Co.
Ltd. 929,000 5,174,260
Lotes Co. Ltd. 7,000 414,650
5,882,972
Entertainment 0 .4%
Gamania Digital Entertainment Co.
Ltd. 393,000 923,704
International Games System Co.
Ltd. 42,000 1,243,585
2,167,289
Financial Services 0 .2%
Yuanta Financial Holding Co. Ltd. 976,000 1,008,664
Food Products 0 .2%
Uni-President Enterprises Corp. 466,000 1,146,348
Hotels, Restaurants & Leisure 0 .1%
Lion Travel Service Co. Ltd. 44,000 165,576
Wowprime Corp. 24,000 172,952
338,528
Household Durables 0 .0%
†
Nien Made Enterprise Co. Ltd. 7,000 78,034
Insurance 1 .3%
Cathay Financial Holding Co. Ltd. 550,000 1,139,622
Fubon Financial Holding Co. Ltd. 2,203,400 6,051,845
7,191,467
Marine Transportation 0 .5%
Evergreen Marine Corp. Taiwan
Ltd. 305,000 2,083,952
Wan Hai Lines Ltd. 28,000 69,118
Yang Ming Marine Transport Corp. 226,000 519,332
2,672,402
Passenger Airlines 1 .1%
China Airlines Ltd. 3,238,000 2,526,946
Eva Airways Corp. 2,056,000 2,774,849
Starlux Airlines Co. Ltd. * 311,000 261,952
Tigerair Taiwan Co. Ltd. * 212,000 503,754
6,067,501
Real Estate Management & Development 0 .5%
Advancetek Enterprise Co. Ltd. 98,000 227,407

8 - Statement of Investments - December 31, 2024 - NVIT GS Emerging Markets Equity Insights Fund
Common Stocks
Shares Value ($)
TAIWAN
Real Estate Management & Development
Huang Hsiang Construction Corp. 70,000 138,342
Kindom Development Co. Ltd. 298,000 461,833
Ruentex Development Co. Ltd. 1,525,000 1,989,640
2,817,222
Semiconductors & Semiconductor Equipment 12 .3%
Contrel Technology Co. Ltd. 189,000 307,085
Global Mixed Mode Technology,
Inc. 65,000 474,377
Integrated Service Technology, Inc. 59,000 242,567
ITE Technology, Inc. 82,000 374,246
MediaTek, Inc. 176,000 7,556,894
Pixart Imaging, Inc. 28,000 217,894
Realtek Semiconductor Corp. 190,000 3,267,990
Taiwan Semiconductor
Manufacturing Co. Ltd. 1,719,000 56,131,387
Topco Scientific Co. Ltd. 110,000 937,179
69,509,619
Technology Hardware, Storage & Peripherals 1 .2%
Advantech Co. Ltd. 78,087 821,443
Asia Vital Components Co. Ltd. 66,000 1,242,467
Asustek Computer, Inc. 22,000 411,996
Compal Electronics, Inc. 2,982,000 3,401,069
King Slide Works Co. Ltd. 13,000 611,678
Mitac Holdings Corp. 90,000 193,826
Wiwynn Corp. 3,000 237,957
6,920,436
112,545,543
THAILAND 1 .9%
Banks 0 .9%
Kiatnakin Phatra Bank PCL 110,300 169,548
Krung Thai Bank PCL 3,543,100 2,181,072
SCB X PCL 794,200 2,725,368
Thanachart Capital PCL 164,400 243,405
5,319,393
Consumer Finance 0 .0%
†
JMT Network Services PCL 235,700 125,347
Consumer Staples Distribution & Retail 0 .1%
CP ALL PCL 301,000 489,850
Food Products 0 .3%
Charoen Pokphand Foods PCL 2,946,500 1,967,603
Health Care Providers & Services 0 .1%
Bumrungrad Hospital PCL 11,500 67,037
Praram 9 Hospital PCL 390,500 306,125
373,162
Oil, Gas & Consumable Fuels 0 .1%
PTT Exploration & Production PCL 128,800 450,053
Pharmaceuticals 0 .0%
†
Mega Lifesciences PCL 127,800 124,196
Real Estate Management & Development 0 .1%
Central Pattana PCL 61,000 102,059
Supalai PCL 816,300 436,090
538,149
Specialty Retail 0 .3%
Com7 PCL, Class F 2,003,500 1,539,722
PTG Energy PCL 346,800 83,454
1,623,176
11,010,929
Common Stocks
Shares Value ($)
TURKIYE 1 .0%
Construction & Engineering 0 .3%
Enka Insaat ve Sanayi A/S 1,166,275 1,597,319
Consumer Staples Distribution & Retail 0 .1%
BIM Birlesik Magazalar A/S 48,214 718,323
Gas Utilities 0 .0%
†
Aygaz A/S 45,085 225,480
Industrial Conglomerates 0 .3%
KOC Holding A/S 333,098 1,666,706
Passenger Airlines 0 .2%
Pegasus Hava Tasimaciligi A/S * 171,875 1,027,786
Textiles, Apparel & Luxury Goods 0 .1%
Mavi Giyim Sanayi ve Ticaret A/S,
Class B Reg. S (b) 171,536 422,888
5,658,502
UNITED ARAB EMIRATES 1 .8%
Banks 1 .0%
Abu Dhabi Commercial Bank
PJSC 1,020,362 2,891,975
Dubai Islamic Bank PJSC 659,353 1,270,062
Emirates NBD Bank PJSC 339,604 1,983,209
6,145,246
Multi-Utilities 0 .1%
Dubai Electricity & Water Authority
PJSC 379,484 293,422
Passenger Airlines 0 .2%
Air Arabia PJSC 1,019,213 854,615
Real Estate Management & Development 0 .5%
Deyaar Development PJSC 2,016,353 509,390
Emaar Development PJSC 294,877 1,099,759
Emaar Properties PJSC 404,362 1,414,664
3,023,813
10,317,096
UNITED KINGDOM 0 .1%
Metals & Mining 0 .1%
Anglogold Ashanti plc 22,980 514,695
UNITED STATES 0 .1%
Construction Materials 0 .1%
GCC SAB de CV 58,300 521,320
Total Common Stocks
(cost $503,447,453) 558,437,230
Repurchase Agreements 0 .9%
Principal
Amount ($)
Cantor Fitzgerald & Co., 4.52%,
dated 12/31/2024, due
1/2/2025, repurchase price
$40,011, collateralized by
U.S. Government Agency
Securities, ranging from
1.25% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $40,800.(c)(d) 40,000 40,000

NVIT GS Emerging Markets Equity Insights Fund - December 31, 2024 - Statement of Investments - 9
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co., 4.52%,
dated 12/31/2024, due
1/2/2025, repurchase price
$3,937,045, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 1.19% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $4,014,777.(c)
(d) 3,936,056 3,936,056
CF Secured, LLC, 4.47%,
dated 12/31/2024, due
1/2/2025, repurchase price
$1,000,249, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 7.36%, maturing
1/7/2025 - 2/20/2073; total
market value $1,020,254.(c)
(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $4,976,056) 4,976,056
Total Investments
(cost $508,423,509) — 99.5% 563,413,286
Other assets in excess of liabilities — 0.5% 2,634,444
NET ASSETS — 100.0%
$566,047,730
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $8,849,054, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $4,976,056 and by
$4,433,758 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 1/7/2025 –
8/15/2054, a total value of $9,409,814.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2024
was $24,376,554 which represents 4.31% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$4,976,056.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index 132 3/2025 USD 7,087,080 (259,530)
Net contracts (259,530)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - December 31, 2024 - NVIT GS International Equity Insights Fund
Common Stocks 98 .2%
Shares Value ($)
AUSTRALIA 8 .1%
Banks 2 .7%
Commonwealth Bank of Australia 120,037 11,356,100
National Australia Bank Ltd. 648,540 14,854,806
Westpac Banking Corp. 40,407 806,426
27,017,332
Capital Markets 0 .0%
†
HUB24 Ltd. 7,721 331,264
Commercial Services & Supplies 0 .0%
†
Brambles Ltd. 17,419 207,080
Diversified REITs 0 .1%
GPT Group (The) 239,382 647,655
Stockland 93,491 278,108
925,763
Diversified Telecommunication Services 0 .6%
Telstra Group Ltd. 2,479,256 6,144,528
Financial Services 0 .0%
†
AMP Ltd. 217,760 213,203
Health Care Technology 0 .1%
Pro Medicus Ltd. 4,211 649,318
Hotels, Restaurants & Leisure 0 .1%
Aristocrat Leisure Ltd. 30,911 1,305,326
Industrial REITs 0 .0%
†
Goodman Group 21,755 480,118
Insurance 0 .5%
Insurance Australia Group Ltd. 226,579 1,187,237
Suncorp Group Ltd. 362,674 4,256,602
5,443,839
Interactive Media & Services 0 .2%
CAR Group Ltd. 83,806 1,862,644
Metals & Mining 2 .1%
BHP Group Ltd. 365,891 8,929,734
Fortescue Ltd. (a) 279,410 3,134,781
Glencore plc 872,085 3,834,447
Northern Star Resources Ltd. 476,856 4,575,887
Ramelius Resources Ltd. 139,134 179,143
Rio Tinto plc, ADR 19,824 1,165,849
21,819,841
Multi-Utilities 0 .1%
AGL Energy Ltd. 73,094 510,965
Oil, Gas & Consumable Fuels 0 .0%
†
Yancoal Australia Ltd. 47,366 190,386
Passenger Airlines 0 .6%
Qantas Airways Ltd. * 1,120,441 6,207,088
Professional Services 0 .4%
Computershare Ltd. 192,763 4,044,545
Retail REITs 0 .2%
Charter Hall Retail REIT 265,081 515,756
Scentre Group 581,103 1,235,544
1,751,300
Specialty Retail 0 .4%
JB Hi-Fi Ltd. 70,448 4,033,719
83,138,259
AUSTRIA 0 .3%
Banks 0 .3%
BAWAG Group AG Reg. S (b) 31,835 2,674,559
Common Stocks
Shares Value ($)
BELGIUM 0 .0%
†
Consumer Staples Distribution & Retail 0 .0%
†
Colruyt Group N.V 8,941 335,489
BERMUDA 0 .0%
†
Insurance 0 .0%
†
Conduit Holdings Ltd. 22,596 132,531
CHINA 1 .7%
Broadline Retail 0 .9%
Prosus NV 228,553 9,063,970
Electronic Equipment, Instruments & Components 0 .0%
†
AAC Technologies Holdings, Inc. 68,000 328,349
Gas Utilities 0 .1%
ENN Energy Holdings Ltd. 163,600 1,180,539
Machinery 0 .4%
Yangzijiang Shipbuilding Holdings
Ltd. 1,775,800 3,890,407
Technology Hardware, Storage & Peripherals 0 .3%
Lenovo Group Ltd. 2,570,000 3,335,732
17,798,997
DENMARK 3 .0%
Banks 0 .0%
†
Sydbank A/S 7,277 384,090
Biotechnology 0 .6%
Genmab A/S * 27,598 5,750,811
Electrical Equipment 0 .2%
Vestas Wind Systems A/S * 164,711 2,256,092
Pharmaceuticals 2 .2%
Novo Nordisk A/S, Class B 255,008 21,947,834
Textiles, Apparel & Luxury Goods 0 .0%
†
Pandora A/S 2,410 440,831
30,779,658
FINLAND 0 .7%
Banks 0 .2%
Nordea Bank Abp 232,236 2,517,274
Communications Equipment 0 .4%
Nokia OYJ 801,142 3,539,598
Machinery 0 .1%
Cargotec OYJ, Class B 6,464 343,478
Wartsila OYJ Abp 34,957 618,400
961,878
7,018,750
FRANCE 7 .6%
Aerospace & Defense 1 .8%
Dassault Aviation SA 17,373 3,537,885
Safran SA 48,913 10,684,860
Thales SA 26,902 3,838,278
18,061,023
Automobile Components 0 .2%
Valeo SE 205,499 1,960,266
Building Products 0 .0%
†
Cie de Saint-Gobain SA 2,457 216,279
Chemicals 1 .5%
Air Liquide SA 92,605 14,971,702
Construction & Engineering 0 .3%
Bouygues SA 54,431 1,606,914

NVIT GS International Equity Insights Fund - December 31, 2024 - Statement of Investments - 11
Common Stocks
Shares Value ($)
FRANCE
Construction & Engineering
Eiffage SA 10,793 947,271
2,554,185
Electrical Equipment 0 .7%
Legrand SA 76,589 7,411,963
Food Products 0 .8%
Danone SA 121,155 8,151,853
Insurance 0 .4%
SCOR SE 149,484 3,660,789
IT Services 0 .4%
Capgemini SE 27,272 4,448,783
Media 0 .2%
Canal+ SADIR * 34,137 86,754
JCDecaux SE * 32,979 516,670
Louis Hachette Group *(a) 34,137 53,395
Publicis Groupe SA 14,500 1,536,141
2,192,960
Multi-Utilities 0 .6%
Veolia Environnement SA 220,129 6,160,269
Office REITs 0 .0%
†
Gecina SA 3,509 328,861
Retail REITs 0 .1%
Klepierre SA 38,287 1,102,733
Software 0 .0%
†
Dassault Systemes SE 8,917 308,209
Textiles, Apparel & Luxury Goods 0 .6%
LVMH Moet Hennessy Louis
Vuitton SE 9,358 6,119,096
77,648,971
GEORGIA 0 .1%
Banks 0 .1%
Bank of Georgia Group plc 9,558 563,202
GERMANY 12 .7%
Aerospace & Defense 0 .9%
MTU Aero Engines AG 22,017 7,341,693
Rheinmetall AG 2,288 1,456,391
8,798,084
Capital Markets 0 .3%
Deutsche Bank AG (Registered) 201,315 3,469,465
Chemicals 0 .1%
Symrise AG, Class A 12,341 1,312,093
Health Care Providers & Services 1 .3%
Fresenius Medical Care AG 103,331 4,704,833
Fresenius SE & Co. KGaA * 241,290 8,381,092
13,085,925
Household Products 1 .1%
Henkel AG & Co. KGaA 50,854 3,917,245
Henkel AG & Co. KGaA
(Preference) 81,811 7,181,371
11,098,616
Independent Power and Renewable Electricity Producers 0 .1%
RWE AG 50,828 1,517,671
Industrial Conglomerates 1 .6%
Siemens AG (Registered) 85,863 16,767,497
Insurance 2 .8%
Allianz SE (Registered) 39,769 12,186,945
Common Stocks
Shares Value ($)
GERMANY
Insurance
Hannover Rueck SE 32,762 8,191,645
Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen
(Registered) 15,628 7,861,009
28,239,599
Interactive Media & Services 0 .1%
Scout24 SE Reg. S (b) 14,420 1,271,032
Life Sciences Tools & Services 0 .1%
Sartorius AG (Preference) (a) 4,485 999,679
Machinery 0 .2%
Knorr-Bremse AG 33,136 2,414,860
Multi-Utilities 0 .2%
E.ON SE 142,057 1,654,078
Software 3 .1%
Nemetschek SE 3,490 337,975
SAP SE 121,188 29,658,724
TeamViewer SE Reg. S *(b) 55,533 548,710
30,545,409
Specialty Retail 0 .1%
Zalando SE Reg. S *(b) 16,572 555,834
Textiles, Apparel & Luxury Goods 0 .7%
adidas AG 26,023 6,390,441
HUGO BOSS AG 23,078 1,070,176
7,460,617
129,190,459
HONG KONG 1 .9%
Food Products 0 .3%
WH Group Ltd. Reg. S (b) 4,464,500 3,462,001
Industrial Conglomerates 0 .3%
Swire Pacific Ltd., Class A 284,500 2,582,095
Insurance 0 .5%
AIA Group Ltd. 655,200 4,739,671
Prudential plc 41,799 333,238
5,072,909
Marine Transportation 0 .0%
†
Orient Overseas International Ltd. 24,000 355,865
Passenger Airlines 0 .0%
†
Cathay Pacific Airways Ltd. (a) 321,000 394,497
Real Estate Management & Development 0 .7%
CK Asset Holdings Ltd. 264,000 1,084,389
Hongkong Land Holdings Ltd. 49,900 221,889
Sun Hung Kai Properties Ltd. 341,000 3,277,691
Swire Properties Ltd. 724,800 1,478,174
Wharf Real Estate Investment Co.
Ltd. 143,000 365,739
6,427,882
Textiles, Apparel & Luxury Goods 0 .1%
Stella International Holdings Ltd. 133,500 280,527
Yue Yuen Industrial Holdings Ltd. 484,000 1,085,034
1,365,561
19,660,810
INDONESIA 0 .0%
†
Food Products 0 .0%
†
First Pacific Co. Ltd. 434,000 251,665

12 - Statement of Investments - December 31, 2024 - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
IRELAND 0 .1%
Food Products 0 .1%
Greencore Group plc * 371,419 900,918
ISRAEL 0 .2%
Capital Markets 0 .2%
Plus500 Ltd. 46,731 1,584,044
ITALY 3 .7%
Aerospace & Defense 0 .2%
Leonardo SpA 57,085 1,536,440
Automobiles 1 .1%
Ferrari NV 29,423 12,623,688
Banks 1 .2%
Banca Monte dei Paschi di Siena
SpA 63,109 444,655
Banca Popolare di Sondrio SpA 279,395 2,354,501
Banco BPM SpA 612,260 4,951,918
BPER Banca SpA 476,127 3,023,677
Credito Emiliano SpA 11,410 128,555
FinecoBank Banca Fineco SpA 16,400 286,575
UniCredit SpA 16,529 659,912
11,849,793
Capital Markets 0 .4%
Azimut Holding SpA 122,580 3,048,010
Banca Generali SpA 13,681 635,425
3,683,435
Diversified Telecommunication Services 0 .0%
†
RAI Way SpA Reg. S (b) 30,873 175,878
Financial Services 0 .6%
Banca Mediolanum SpA 554,155 6,591,886
Textiles, Apparel & Luxury Goods 0 .2%
Moncler SpA 33,144 1,760,422
38,221,542
JAPAN 24 .3%
Automobile Components 0 .8%
Aisin Corp. 37,700 421,081
Sumitomo Electric Industries Ltd. 365,700 6,523,780
Sumitomo Rubber Industries Ltd. 79,300 889,592
7,834,453
Automobiles 0 .6%
Honda Motor Co. Ltd. 484,800 4,558,516
Toyota Motor Corp. (a) 84,500 1,665,686
6,224,202
Banks 1 .8%
Hachijuni Bank Ltd. (The) 66,100 420,491
Hyakujushi Bank Ltd. (The) 10,800 222,299
Iyogin Holdings, Inc. 46,100 445,126
Japan Post Bank Co. Ltd. 690,100 6,557,329
Kyoto Financial Group, Inc. 12,800 188,810
Shizuoka Financial Group, Inc. 201,000 1,626,447
Sumitomo Mitsui Financial Group,
Inc. 57,100 1,375,030
Sumitomo Mitsui Trust Group, Inc. 281,900 6,617,103
17,452,635
Beverages 0 .1%
Suntory Beverage & Food Ltd. (a) 41,300 1,310,954
Broadline Retail 0 .3%
Rakuten Group, Inc. *(a) 505,100 2,721,296
Building Products 0 .1%
AGC, Inc. (a) 52,200 1,523,743
Common Stocks
Shares Value ($)
JAPAN
Capital Markets 1 .8%
Daiwa Securities Group, Inc. 526,700 3,463,681
Marusan Securities Co. Ltd. 63,400 400,647
Matsui Securities Co. Ltd. 48,500 250,559
Nomura Holdings, Inc. 882,700 5,133,157
SBI Holdings, Inc. 296,800 7,415,234
Tokai Tokyo Financial Holdings,
Inc. 137,100 427,005
17,090,283
Chemicals 0 .8%
DIC Corp. (a) 123,700 2,638,624
Lintec Corp. 37,000 711,465
Mitsubishi Chemical Group Corp. 331,600 1,668,654
Nitto Denko Corp. 146,200 2,444,790
Sakai Chemical Industry Co. Ltd. 9,800 161,727
Sanyo Chemical Industries Ltd. 6,700 174,639
Sumitomo Seika Chemicals Co.
Ltd. 4,200 126,697
7,926,596
Commercial Services & Supplies 0 .2%
Secom Co. Ltd. 63,400 2,141,633
TOPPAN Holdings, Inc. 14,700 389,058
2,530,691
Construction & Engineering 0 .2%
JGC Holdings Corp. 94,800 784,103
Kinden Corp. 18,400 352,981
Obayashi Corp. 90,100 1,188,733
2,325,817
Consumer Staples Distribution & Retail 0 .0%
†
Mitsubishi Shokuhin Co. Ltd. 6,100 193,253
Diversified Telecommunication Services 0 .5%
Nippon Telegraph & Telephone
Corp. 4,713,900 4,716,411
Electric Utilities 0 .2%
Hokuriku Electric Power Co. (a) 54,500 296,306
Shikoku Electric Power Co., Inc. 180,200 1,404,944
1,701,250
Electrical Equipment 0 .9%
Mitsubishi Electric Corp. 548,000 9,287,983
Electronic Equipment, Instruments & Components 1 .3%
Keyence Corp. 12,800 5,208,354
Murata Manufacturing Co. Ltd. 229,800 3,672,750
Omron Corp. (a) 69,900 2,346,979
Yokogawa Electric Corp. 119,800 2,547,126
13,775,209
Energy Equipment & Services 0 .2%
Modec, Inc. 93,300 1,984,291
Entertainment 0 .6%
Konami Group Corp. 34,200 3,179,015
MIXI, Inc. 37,400 721,220
Nexon Co. Ltd. (a) 176,100 2,628,739
6,528,974
Financial Services 1 .1%
Mitsubishi HC Capital, Inc. 391,400 2,592,538
ORIX Corp. 407,700 8,716,106
11,308,644
Food Products 0 .4%
Kewpie Corp. 36,300 770,596
Kikkoman Corp. 312,700 3,459,794
4,230,390

NVIT GS International Equity Insights Fund - December 31, 2024 - Statement of Investments - 13
Common Stocks
Shares Value ($)
JAPAN
Ground Transportation 0 .2%
Central Japan Railway Co. 10,100 189,156
Keio Corp. 13,800 334,816
Tokyu Corp. (a) 111,600 1,191,172
1,715,144
Health Care Equipment & Supplies 0 .2%
Olympus Corp. 151,200 2,252,056
PHC Holdings Corp. (a) 29,700 180,705
2,432,761
Health Care Providers & Services 0 .2%
H.U. Group Holdings, Inc. 40,000 647,398
Toho Holdings Co. Ltd. (a) 58,000 1,565,200
2,212,598
Hotels, Restaurants & Leisure 0 .4%
Food & Life Cos. Ltd. 10,400 219,004
Heiwa Corp. 36,300 561,377
Oriental Land Co. Ltd. (a) 129,800 2,803,301
3,583,682
Household Durables 1 .3%
Sekisui House Ltd. (a) 491,000 11,689,319
Sony Group Corp. 55,700 1,176,709
12,866,028
Independent Power and Renewable Electricity Producers
0 .0%
†
Electric Power Development Co.
Ltd. 16,500 268,643
Industrial Conglomerates 0 .1%
Hitachi Ltd. 47,600 1,169,941
Insurance 0 .8%
Dai-ichi Life Holdings, Inc. 30,300 804,909
MS&AD Insurance Group
Holdings, Inc. 232,300 5,078,789
Sompo Holdings, Inc. 97,300 2,575,557
8,459,255
Interactive Media & Services 0 .0%
†
LY Corp. 140,900 372,983
IT Services 0 .9%
NEC Corp. 96,600 8,298,601
NS Solutions Corp. 9,000 231,291
SCSK Corp. 24,300 509,586
9,039,478
Leisure Products 0 .2%
Bandai Namco Holdings, Inc. 91,200 2,170,197
Machinery 0 .4%
Mitsubishi Heavy Industries Ltd. 39,600 554,690
NGK Insulators Ltd. 203,800 2,574,518
Sumitomo Heavy Industries Ltd.
(a) 37,000 751,719
3,880,927
Marine Transportation 1 .1%
Iino Kaiun Kaisha Ltd. (a) 54,000 399,663
Kawasaki Kisen Kaisha Ltd. (a) 176,900 2,534,793
Mitsui OSK Lines Ltd. (a) 103,500 3,594,374
Nippon Yusen KK 142,600 4,740,902
11,269,732
Metals & Mining 0 .2%
Mitsui Mining & Smelting Co. Ltd. 4,600 134,447
Sumitomo Metal Mining Co. Ltd. 80,500 1,828,354
1,962,801
Pharmaceuticals 1 .6%
Daiichi Sankyo Co. Ltd. 211,100 5,802,565
Common Stocks
Shares Value ($)
JAPAN
Pharmaceuticals
Kaken Pharmaceutical Co. Ltd. (a) 9,000 257,183
Kyowa Kirin Co. Ltd. (a) 14,200 213,131
Otsuka Holdings Co. Ltd. 75,900 4,114,745
Santen Pharmaceutical Co. Ltd. 56,200 575,268
Sawai Group Holdings Co. Ltd. 18,800 255,978
Shionogi & Co. Ltd. 168,200 2,356,627
Takeda Pharmaceutical Co. Ltd. 71,100 1,884,942
15,460,439
Professional Services 0 .1%
Recruit Holdings Co. Ltd. 13,900 967,116
Real Estate Management & Development 1 .0%
Hulic Co. Ltd. (a) 435,100 3,765,931
Nomura Real Estate Holdings, Inc. 195,800 4,810,115
Tokyu Fudosan Holdings Corp. 291,100 1,767,387
10,343,433
Semiconductors & Semiconductor Equipment 0 .6%
Rorze Corp. (a) 30,400 288,865
Tokyo Electron Ltd. 35,100 5,319,071
Yamaichi Electronics Co. Ltd. 42,600 615,686
6,223,622
Software 0 .7%
Oracle Corp. Japan 10,100 966,831
Trend Micro, Inc. *(a) 124,000 6,685,590
7,652,421
Specialty Retail 0 .2%
ABC-Mart, Inc. 15,400 310,327
Aoyama Trading Co. Ltd. 34,500 491,264
Bic Camera, Inc. (a) 24,100 260,122
Shimamura Co. Ltd. 11,500 641,460
Yamada Holdings Co. Ltd. 57,500 165,078
1,868,251
Textiles, Apparel & Luxury Goods 0 .1%
Asics Corp. 42,200 821,628
Trading Companies & Distributors 1 .0%
Marubeni Corp. 21,600 323,670
Mitsubishi Corp. 215,200 3,520,596
Sojitz Corp. 317,200 6,466,033
10,310,299
Wireless Telecommunication Services 1 .1%
KDDI Corp. 150,900 4,809,741
SoftBank Group Corp. (a) 107,700 6,186,926
10,996,667
246,715,121
MACAU 0 .2%
Hotels, Restaurants & Leisure 0 .2%
MGM China Holdings Ltd. 1,579,600 2,021,821
NETHERLANDS 3 .7%
Capital Markets 0 .1%
Van Lanschot Kempen NV, CVA 12,269 551,244
Consumer Staples Distribution & Retail 1 .0%
Koninklijke Ahold Delhaize NV 319,079 10,406,055
Financial Services 0 .2%
Adyen NV Reg. S *(b) 1,263 1,863,285
Insurance 0 .0%
†
Aegon Ltd. 75,822 448,721
Media 0 .0%
†
Havas NV * 34,137 57,369

14 - Statement of Investments - December 31, 2024 - NVIT GS International Equity Insights Fund
Common Stocks
Shares Value ($)
NETHERLANDS
Professional Services 1 .2%
Wolters Kluwer NV 76,627 12,709,552
Retail REITs 0 .0%
†
Wereldhave NV 9,027 128,418
Semiconductors & Semiconductor Equipment 1 .2%
ASM International NV 4,737 2,702,665
ASML Holding NV (a) 13,353 9,390,929
12,093,594
38,258,238
NEW ZEALAND 0 .0%
†
Air Freight & Logistics 0 .0%
†
Mainfreight Ltd. 3,170 130,349
NORWAY 0 .5%
Aerospace & Defense 0 .3%
Kongsberg Gruppen ASA 31,005 3,487,640
Banks 0 .1%
DNB Bank ASA 14,735 293,775
SpareBank 1 SMN 18,520 278,831
572,606
Energy Equipment & Services 0 .0%
†
Aker Solutions ASA 85,223 232,980
Marine Transportation 0 .1%
Stolt-Nielsen Ltd. 21,647 550,747
4,843,973
SINGAPORE 1 .4%
Aerospace & Defense 0 .4%
Singapore Technologies
Engineering Ltd. 1,139,200 3,885,031
Banks 0 .5%
Oversea-Chinese Banking Corp.
Ltd. 69,000 842,602
United Overseas Bank Ltd. 195,500 5,203,156
6,045,758
Capital Markets 0 .5%
Singapore Exchange Ltd. 496,900 4,630,042
14,560,831
SOUTH AFRICA 0 .1%
Metals & Mining 0 .1%
Anglo American plc 50,628 1,499,986
SPAIN 1 .3%
Banks 0 .9%
Banco Bilbao Vizcaya Argentaria
SA 545,847 5,345,099
Banco Santander SA 537,679 2,486,960
Unicaja Banco SA Reg. S (b) 833,892 1,100,591
8,932,650
Diversified Telecommunication Services 0 .0%
†
Cellnex Telecom SA Reg. S (b) 12,900 406,655
Food Products 0 .0%
†
Viscofan SA 5,704 360,449
Specialty Retail 0 .4%
Industria de Diseno Textil SA 70,770 3,623,179
13,322,933
Common Stocks
Shares Value ($)
SWEDEN 5 .2%
Banks 1 .1%
Svenska Handelsbanken AB,
Class A 449,239 4,640,786
Swedbank AB, Class A (a) 339,656 6,699,662
11,340,448
Commercial Services & Supplies 0 .1%
Loomis AB, Class B 30,423 925,707
Communications Equipment 0 .7%
Telefonaktiebolaget LM Ericsson,
Class B 904,874 7,314,418
Electronic Equipment, Instruments & Components 0 .3%
Hexagon AB, Class B 306,544 2,908,439
Financial Services 0 .8%
Investor AB, Class B 318,992 8,434,866
Health Care Providers & Services 0 .1%
Ambea AB Reg. S (b) 104,338 911,073
Hotels, Restaurants & Leisure 0 .6%
Evolution AB Reg. S (b) 75,468 5,792,649
Household Products 0 .6%
Essity AB, Class B 235,042 6,284,192
Interactive Media & Services 0 .0%
†
Hemnet Group AB 8,512 258,183
Machinery 0 .6%
Alfa Laval AB 118,382 4,913,602
Sandvik AB 54,911 984,059
5,897,661
Metals & Mining 0 .3%
SSAB AB, Class A 248,193 1,008,493
SSAB AB, Class B (a) 464,796 1,843,832
2,852,325
52,919,961
SWITZERLAND 4 .3%
Building Products 0 .1%
Belimo Holding AG (Registered) 1,026 677,661
Capital Markets 1 .5%
UBS Group AG (Registered) 490,154 14,946,660
Chemicals 0 .3%
Sika AG (Registered) 12,427 2,953,127
Consumer Finance 0 .0%
†
Cembra Money Bank AG 3,358 303,367
Electrical Equipment 0 .1%
ABB Ltd. (Registered) 14,624 786,641
Insurance 0 .0%
†
Baloise Holding AG (Registered) 1,229 222,122
Life Sciences Tools & Services 0 .3%
Lonza Group AG (Registered) 4,918 2,898,280
Machinery 0 .1%
Schindler Holding AG 2,303 634,506
Marine Transportation 0 .2%
Kuehne + Nagel International AG
(Registered) 9,541 2,181,946
Pharmaceuticals 1 .6%
Novartis AG (Registered) 177,579 17,282,387

NVIT GS International Equity Insights Fund - December 31, 2024 - Statement of Investments - 15
Common Stocks
Shares Value ($)
SWITZERLAND
Technology Hardware, Storage & Peripherals 0 .1%
Logitech International SA
(Registered) 8,699 714,951
43,601,648
UNITED KINGDOM 9 .5%
Aerospace & Defense 0 .6%
BAE Systems plc 197,398 2,831,871
QinetiQ Group plc 75,994 394,398
Rolls-Royce Holdings plc * 435,675 3,099,799
6,326,068
Banks 1 .7%
HSBC Holdings plc 790,837 7,772,109
Lloyds Banking Group plc 2,367,045 1,614,738
NatWest Group plc 1,476,204 7,430,276
16,817,123
Broadline Retail 0 .3%
Next plc 24,239 2,880,564
Capital Markets 0 .3%
IG Group Holdings plc 125,035 1,546,317
Investec plc 215,230 1,465,264
3,011,581
Commercial Services & Supplies 0 .0%
†
Mears Group plc 25,084 113,331
Consumer Staples Distribution & Retail 0 .6%
J Sainsbury plc 563,049 1,925,521
Marks & Spencer Group plc 812,286 3,806,683
5,732,204
Diversified Telecommunication Services 0 .4%
BT Group plc (a) 2,318,838 4,180,604
Electric Utilities 0 .2%
SSE plc 106,499 2,137,338
Financial Services 0 .2%
M&G plc 907,370 2,240,000
Paragon Banking Group plc 20,690 192,691
2,432,691
Food Products 0 .3%
Associated British Foods plc 122,924 3,142,657
Hotels, Restaurants & Leisure 0 .3%
Greggs plc 14,586 507,139
InterContinental Hotels Group plc 19,908 2,479,890
Playtech plc * 36,056 322,737
3,309,766
Household Durables 0 .4%
Barratt Redrow plc 347,823 1,908,302
Taylor Wimpey plc 1,469,348 2,237,576
Vistry Group plc * 47,654 340,009
4,485,887
Industrial Conglomerates 0 .3%
DCC plc 16,336 1,049,329
Smiths Group plc 76,053 1,630,871
2,680,200
Insurance 0 .3%
Beazley plc 199,628 2,034,874
Hiscox Ltd. 36,727 497,960
Lancashire Holdings Ltd. 89,346 736,113
3,268,947
Multi-Utilities 0 .4%
Centrica plc 389,265 650,948
National Grid plc 247,389 2,931,630
3,582,578
Common Stocks
Shares Value ($)
UNITED KINGDOM
Passenger Airlines 0 .2%
easyJet plc 152,289 1,063,190
JET2 plc 51,513 1,018,165
2,081,355
Pharmaceuticals 0 .6%
AstraZeneca plc, ADR 91,122 5,970,313
Professional Services 1 .2%
RELX plc 263,049 11,920,092
Software 0 .1%
Sage Group plc (The) 91,313 1,441,101
Tobacco 1 .1%
Imperial Brands plc 364,364 11,643,472
97,157,872
UNITED STATES 7 .6%
Automobiles 0 .0%
†
Stellantis NV 30,354 398,375
Construction Materials 0 .1%
Holcim AG 9,846 944,079
Electrical Equipment 1 .8%
Schneider Electric SE 74,592 18,438,908
Signify NV Reg. S (b) 5,622 125,555
18,564,463
Food Products 1 .5%
Nestle SA (Registered) 186,202 15,268,490
Health Care Equipment & Supplies 0 .5%
Alcon AG 56,611 4,793,934
Hotels, Restaurants & Leisure 0 .0%
†
Carnival plc, ADR *(a) 9,938 223,704
Oil, Gas & Consumable Fuels 1 .6%
BP plc, ADR 378,096 11,176,518
Shell plc 179,435 5,624,241
16,800,759
Pharmaceuticals 2 .0%
GSK plc, ADR (a) 329,098 11,130,095
Roche Holding AG 30,809 8,623,689
19,753,784
Professional Services 0 .1%
Experian plc 13,511 578,000
77,325,588
Total Common Stocks
(cost $966,779,318) 1,002,258,175
Repurchase Agreements 1 .5%
Principal
Amount ($)
Bank of America NA, 4.45%,
dated 12/31/2024, due
1/2/2025, repurchase price
$2,000,495, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
2/1/2047 - 1/1/2048; total
market value $2,040,000.(c)
(d) 2,000,000 2,000,000

16 - Statement of Investments - December 31, 2024 - NVIT GS International Equity Insights Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
BofA Securities, Inc., 4.45%,
dated 12/31/2024, due
1/2/2025, repurchase price
$2,000,495, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 5.70%, maturing
8/16/2046 - 7/20/2072; total
market value $2,040,000.(c)
(d) 2,000,000 2,000,000
Cantor Fitzgerald & Co., 4.52%,
dated 12/31/2024, due
1/2/2025, repurchase price
$3,000,754, collateralized
by U.S. Government Agency
Securities, ranging from
1.25% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $3,060,000.(c)
(d) 3,000,000 3,000,000
Cantor Fitzgerald & Co., 4.52%,
dated 12/31/2024, due
1/2/2025, repurchase price
$1,792,517, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 1.19% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $1,827,908.(c)
(d) 1,792,067 1,792,067
CF Secured, LLC, 4.47%,
dated 12/31/2024, due
1/2/2025, repurchase price
$1,000,249, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 7.36%, maturing
1/7/2025 - 2/20/2073; total
market value $1,020,254.(c)
(d) 1,000,000 1,000,000
MetLife, Inc., 4.45%, dated
12/31/2024, due 1/2/2025,
repurchase price $4,000,989,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
11/15/2038 - 11/15/2045; total
market value $4,082,137.(c)
(d) 4,000,000 4,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 4.38%, dated
12/31/2024, due 1/2/2025,
repurchase price $2,000,487,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
1/1/2025 - 11/20/2074; total
market value $2,040,000.(c)
(d) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $15,792,067) 15,792,067
Total Investments
(cost $982,571,385) — 99.7% 1,018,050,242
Other assets in excess of liabilities — 0.3% 3,408,259
NET ASSETS — 100.0%
$1,021,458,501
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $45,867,306, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $15,792,067 and by
$33,303,106 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 1/28/2025 –
8/15/2054, a total value of $49,095,173.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2024
was $18,887,822 which represents 1.85% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$15,792,067.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.

NVIT GS International Equity Insights Fund - December 31, 2024 - Statement of Investments - 17
ADR American Depositary Receipt
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Hang Seng Index 4 1/2025 HKD 517,263 3,510
MSCI Singapore Index 6 1/2025 SGD 164,076 (255)
EURO STOXX 50 Index 104 3/2025 EUR 5,258,223 (104,617)
FTSE 100 Index 18 3/2025 GBP 1,843,410 (29,953)
SPI 200 Index 6 3/2025 AUD 756,481 (13,101)
TOPIX Index 15 3/2025 JPY 2,656,424 48,986
Net contracts (95,430)
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
JPY Japanese Yen
SGD Singapore Dollar
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - December 31, 2024 - NVIT GS Large Cap Equity Fund
Common Stocks 99 .2%
Shares Value ($)
Aerospace & Defense 1 .3%
General Dynamics Corp. 35,985 9,481,688
Huntington Ingalls Industries,
Inc. 9,739 1,840,379
Northrop Grumman Corp. 20,148 9,455,255
Textron, Inc. 17,303 1,323,506
Woodward, Inc. 31,528 5,246,890
27,347,718
Air Freight & Logistics 0 .3%
United Parcel Service, Inc.,
Class B 55,370 6,982,157
Automobile Components 0 .1%
Lear Corp. 10,938 1,035,829
Automobiles 1 .9%
Tesla, Inc.* 95,021 38,373,281
Banks 3 .5%
Bank of America Corp. 262,140 11,521,053
Citigroup, Inc. 80,472 5,664,424
Commerce Bancshares, Inc. 17,122 1,066,872
East West Bancorp, Inc. 56,195 5,381,233
JPMorgan Chase & Co. 155,018 37,159,365
M&T Bank Corp. 30,416 5,718,512
PNC Financial Services
Group, Inc. (The) 3,707 714,895
Prosperity Bancshares, Inc. 42,385 3,193,710
70,420,064
Beverages 0 .9%
Coca-Cola Consolidated, Inc. 2,861 3,604,831
Coca-Cola Europacific
Partners plc 74,177 5,697,535
Monster Beverage Corp.* 186,883 9,822,571
19,124,937
Biotechnology 1 .9%
AbbVie, Inc. 67,777 12,043,973
Natera, Inc.* 42,553 6,736,140
Neurocrine Biosciences, Inc.* 39,749 5,425,739
Regeneron Pharmaceuticals,
Inc.* 12,862 9,161,988
Vertex Pharmaceuticals, Inc.* 13,989 5,633,370
39,001,210
Broadline Retail 4 .0%
Amazon.com, Inc.* 370,455 81,274,122
Capital Markets 1 .9%
Ameriprise Financial, Inc. 1,513 805,567
CME Group, Inc. 56,860 13,204,598
Coinbase Global, Inc., Class
A* 3,905 969,611
Franklin Resources, Inc. 90,310 1,832,390
MSCI, Inc., Class A 7,489 4,493,475
Nasdaq, Inc. 82,197 6,354,650
Northern Trust Corp. 61,483 6,302,008
Stifel Financial Corp. 42,837 4,544,149
Virtu Financial, Inc., Class A 25,108 895,853
39,402,301
Chemicals 1 .8%
Ecolab, Inc. 49,596 11,621,335
Linde plc 19,731 8,260,778
NewMarket Corp. 1,766 933,066
RPM International, Inc. 41,915 5,158,060
Common Stocks
Shares Value ($)
Chemicals
Sherwin-Williams Co. (The) 18,739 6,369,948
Westlake Corp. 41,620 4,771,733
37,114,920
Communications Equipment 0 .7%
Arista Networks, Inc.* 3,802 420,235
Cisco Systems, Inc. 191,710 11,349,232
Motorola Solutions, Inc. 7,232 3,342,847
15,112,314
Construction & Engineering 0 .8%
Comfort Systems USA, Inc. 34,453 14,610,139
EMCOR Group, Inc. 778 353,134
MasTec, Inc.* 2,757 375,338
15,338,611
Construction Materials 0 .6%
CRH plc 27,315 2,527,184
Vulcan Materials Co. 34,992 9,000,992
11,528,176
Consumer Finance 0 .4%
American Express Co. 30,609 9,084,445
Consumer Staples Distribution & Retail 1 .6%
Albertsons Cos., Inc., Class A 8,558 168,079
BJ's Wholesale Club Holdings,
Inc.*(a) 68,766 6,144,242
Costco Wholesale Corp. 6,787 6,218,725
Performance Food Group Co.* 71,075 6,009,391
Target Corp. 23,011 3,110,627
US Foods Holding Corp.* 41,801 2,819,896
Walmart, Inc. 86,512 7,816,359
32,287,319
Containers & Packaging 0 .3%
Avery Dennison Corp. 31,113 5,822,176
Diversified Consumer Services 0 .0%
†
Bright Horizons Family
Solutions, Inc.* 1,977 219,150
Diversified Telecommunication Services 0 .7%
AT&T, Inc. 359,881 8,194,490
Verizon Communications, Inc. 127,207 5,087,008
13,281,498
Electric Utilities 1 .2%
NRG Energy, Inc. 26,510 2,391,732
PG&E Corp. 355,165 7,167,230
Xcel Energy, Inc.(a) 210,619 14,220,995
23,779,957
Electrical Equipment 0 .8%
AMETEK, Inc. 35,640 6,424,466
GE Vernova, Inc. 12,826 4,218,856
Rockwell Automation, Inc. 21,045 6,014,451
16,657,773
Energy Equipment & Services 0 .6%
Halliburton Co. 194,004 5,274,969
NOV, Inc. 23,872 348,531
Schlumberger NV 155,526 5,962,867
11,586,367
Entertainment 1 .5%
Netflix, Inc.* 31,991 28,514,218

NVIT GS Large Cap Equity Fund - December 31, 2024 - Statement of Investments - 19
Common Stocks
Shares Value ($)
Entertainment
ROBLOX Corp., Class A* 51,796 2,996,917
31,511,135
Financial Services 4 .7%
Berkshire Hathaway, Inc.,
Class B* 54,832 24,854,249
Corpay, Inc.* 18,240 6,172,781
Euronet Worldwide, Inc.* 26,360 2,710,862
Fidelity National Information
Services, Inc. 54,558 4,406,650
Fiserv, Inc.* 64,409 13,230,897
Mastercard, Inc., Class A 66,034 34,771,523
Toast, Inc., Class A* 175,775 6,406,999
Visa, Inc., Class A(a) 13,097 4,139,176
96,693,137
Food Products 0 .2%
Kraft Heinz Co. (The) 160,775 4,937,400
Ground Transportation 1 .1%
Lyft, Inc., Class A* 147,874 1,907,574
Old Dominion Freight Line, Inc. 30,850 5,441,940
Saia, Inc.*(a) 11,707 5,335,231
Uber Technologies, Inc.* 163,393 9,855,866
22,540,611
Health Care Equipment & Supplies 1 .3%
Abbott Laboratories 78,476 8,876,420
Align Technology, Inc.* 13,083 2,727,936
Boston Scientific Corp.* 60,688 5,420,652
Edwards Lifesciences Corp.* 22,556 1,669,821
Penumbra, Inc.* 17,944 4,261,341
Teleflex, Inc. 19,576 3,484,137
26,440,307
Health Care Providers & Services 2 .7%
Cencora, Inc.(a) 26,842 6,030,861
Encompass Health Corp. 32,498 3,001,190
Humana, Inc. 19,790 5,020,921
Tenet Healthcare Corp.* 48,405 6,110,163
UnitedHealth Group, Inc. 54,443 27,540,536
Universal Health Services,
Inc., Class B 42,255 7,581,392
55,285,063
Health Care REITs 0 .2%
Alexandria Real Estate
Equities, Inc. 46,458 4,531,978
Hotel & Resort REITs 0 .3%
Park Hotels & Resorts, Inc. 430,179 6,052,619
Hotels, Restaurants & Leisure 2 .7%
Airbnb, Inc., Class A* 91,491 12,022,832
Booking Holdings, Inc. 1,422 7,065,093
Domino's Pizza, Inc.(a) 5,651 2,372,064
DoorDash, Inc., Class A* 47,850 8,026,838
Marriott International, Inc.,
Class A 23,290 6,496,513
McDonald's Corp. 25,786 7,475,104
Starbucks Corp. 73,949 6,747,846
Texas Roadhouse, Inc., Class
A 28,643 5,168,056
Wingstop, Inc. 551 156,594
55,530,940
Common Stocks
Shares Value ($)
Household Durables 0 .3%
Lennar Corp., Class A 41,806 5,701,084
Household Products 1 .6%
Colgate-Palmolive Co. 40,116 3,646,946
Procter & Gamble Co. (The) 178,679 29,955,534
33,602,480
Independent Power and Renewable Electricity Producers
0 .3%
Vistra Corp. 40,526 5,587,320
Industrial Conglomerates 0 .4%
Honeywell International, Inc. 37,997 8,583,142
Insurance 2 .5%
Allstate Corp. (The) 32,978 6,357,829
American Financial Group, Inc. 32,112 4,397,096
Arch Capital Group Ltd. 53,952 4,982,467
Kinsale Capital Group, Inc. 1,103 513,038
Loews Corp. 13,907 1,177,784
Marsh & McLennan Cos., Inc. 32,712 6,948,356
Progressive Corp. (The) 36,125 8,655,911
Travelers Cos., Inc. (The) 48,141 11,596,686
Unum Group 75,360 5,503,541
50,132,708
Interactive Media & Services 7 .4%
Alphabet, Inc., Class A 345,238 65,353,553
Alphabet, Inc., Class C 106,456 20,273,481
Meta Platforms, Inc., Class A 112,423 65,824,791
151,451,825
IT Services 1 .0%
Accenture plc, Class A 27,642 9,724,179
Gartner, Inc.* 9,005 4,362,653
International Business
Machines Corp. 18,116 3,982,440
MongoDB, Inc., Class A* 8,178 1,903,920
19,973,192
Leisure Products 0 .2%
Hasbro, Inc. 56,548 3,161,599
Life Sciences Tools & Services 1 .7%
Danaher Corp. 37,981 8,718,539
IQVIA Holdings, Inc.* 59,901 11,771,145
Medpace Holdings, Inc.* 19,995 6,642,939
Mettler-Toledo International,
Inc.* 3,883 4,751,549
West Pharmaceutical
Services, Inc. 7,635 2,500,921
34,385,093
Machinery 2 .3%
Caterpillar, Inc. 22,798 8,270,202
Fortive Corp. 72,883 5,466,225
IDEX Corp. 28,068 5,874,352
Illinois Tool Works, Inc. 28,044 7,110,837
ITT, Inc. 36,333 5,191,259
PACCAR, Inc. 2,719 282,830
Parker-Hannifin Corp. 16,430 10,449,973
Snap-on, Inc. 10,286 3,491,891
46,137,569
Media 0 .4%
Charter Communications, Inc.,
Class A* 15,316 5,249,865

20 - Statement of Investments - December 31, 2024 - NVIT GS Large Cap Equity Fund
Common Stocks
Shares Value ($)
Media
New York Times Co. (The),
Class A 10,451 543,975
News Corp., Class A 48,049 1,323,269
7,117,109
Metals & Mining 0 .3%
Southern Copper Corp. 11,218 1,022,296
Steel Dynamics, Inc. 41,709 4,757,746
5,780,042
Mortgage Real Estate Investment Trusts (REITs) 0 .2%
AGNC Investment Corp. 337,854 3,111,635
Multi-Utilities 0 .3%
CMS Energy Corp. 82,753 5,515,487
Oil, Gas & Consumable Fuels 2 .8%
Antero Midstream Corp. 59,924 904,253
Antero Resources Corp.* 32,248 1,130,292
Cheniere Energy, Inc. 30,935 6,647,004
Chevron Corp. 1,015 147,013
Chord Energy Corp. 8,822 1,031,468
ConocoPhillips 75,484 7,485,748
Devon Energy Corp. 34,707 1,135,960
DT Midstream, Inc. 53,347 5,304,292
Exxon Mobil Corp. 131,798 14,177,511
Kinder Morgan, Inc. 215,582 5,906,947
Marathon Petroleum Corp. 18,823 2,625,809
Matador Resources Co. 7,432 418,124
Ovintiv, Inc. 93,669 3,793,595
Phillips 66 47,752 5,440,385
56,148,401
Passenger Airlines 0 .6%
Alaska Air Group, Inc.* 19,711 1,276,287
American Airlines Group, Inc.* 99,246 1,729,858
United Airlines Holdings, Inc.* 89,621 8,702,199
11,708,344
Personal Care Products 0 .3%
Kenvue, Inc. 278,278 5,941,235
Pharmaceuticals 2 .9%
AstraZeneca plc, ADR-UK 76,061 4,983,517
Eli Lilly & Co. 15,975 12,332,700
Johnson & Johnson 135,216 19,554,938
Merck & Co., Inc. 108,818 10,825,215
Viatris, Inc. 54,959 684,239
Zoetis, Inc., Class A 66,693 10,866,290
59,246,899
Professional Services 0 .9%
Automatic Data Processing,
Inc. 15,076 4,413,197
Equifax, Inc. 45,354 11,558,467
FTI Consulting, Inc.* 17,353 3,316,679
19,288,343
Real Estate Management & Development 0 .2%
CoStar Group, Inc.* 61,995 4,438,222
Residential REITs 0 .8%
American Homes 4 Rent,
Class A 145,394 5,440,644
AvalonBay Communities, Inc.
(a) 27,942 6,146,402
Common Stocks
Shares Value ($)
Residential REITs
Equity LifeStyle Properties,
Inc. 76,034 5,063,864
16,650,910
Semiconductors & Semiconductor Equipment 10 .0%
Advanced Micro Devices, Inc.* 10,002 1,208,142
Applied Materials, Inc. 43,740 7,113,436
Broadcom, Inc. 201,978 46,826,579
Enphase Energy, Inc.* 64,700 4,443,596
KLA Corp. 10,480 6,603,658
Marvell Technology, Inc. 97,453 10,763,684
Micron Technology, Inc. 49,476 4,163,900
MKS Instruments, Inc.(a) 38,105 3,977,781
NVIDIA Corp. 859,931 115,480,134
QUALCOMM, Inc. 23,368 3,589,792
204,170,702
Software 10 .3%
Adobe, Inc.* 30,591 13,603,206
AppLovin Corp., Class A* 22,969 7,438,051
Crowdstrike Holdings, Inc.,
Class A* 7,499 2,565,858
DocuSign, Inc., Class A* 3,917 352,295
Dropbox, Inc., Class A* 154,347 4,636,584
Dynatrace, Inc.* 92,364 5,019,983
Fair Isaac Corp.* 2,395 4,768,277
Fortinet, Inc.* 23,828 2,251,269
Intuit, Inc. 6,639 4,172,612
Manhattan Associates, Inc.* 17,984 4,859,996
Microsoft Corp. 272,340 114,791,310
MicroStrategy, Inc., Class A* 1,612 466,867
Nutanix, Inc., Class A* 47,917 2,931,562
Oracle Corp. 93,868 15,642,164
Salesforce, Inc. 31,955 10,683,515
ServiceNow, Inc.* 2,732 2,896,248
Tyler Technologies, Inc.* 9,362 5,398,504
Workday, Inc., Class A* 30,417 7,848,499
Zscaler, Inc.* 2,581 465,638
210,792,438
Specialized REITs 0 .9%
Equinix, Inc. 14,221 13,408,839
VICI Properties, Inc., Class A 194,891 5,692,766
19,101,605
Specialty Retail 1 .7%
CarMax, Inc.* 111,041 9,078,712
Carvana Co., Class A* 4,525 920,204
Home Depot, Inc. (The) 5,848 2,274,814
Lowe's Cos., Inc. 34,415 8,493,622
Ross Stores, Inc. 47,201 7,140,095
Ulta Beauty, Inc.* 15,500 6,741,415
34,648,862
Technology Hardware, Storage & Peripherals 7 .6%
Apple, Inc. 622,536 155,895,466
Textiles, Apparel & Luxury Goods 0 .8%
Birkenstock Holding plc* 51,263 2,904,562
Lululemon Athletica, Inc.* 8,357 3,195,800
PVH Corp. 49,205 5,203,429
Skechers USA, Inc., Class A* 61,702 4,148,842
15,452,633

NVIT GS Large Cap Equity Fund - December 31, 2024 - Statement of Investments - 21
Common Stocks
Shares Value ($)
Tobacco 0 .2%
Altria Group, Inc. 79,804 4,172,951
Trading Companies & Distributors 0 .3%
Fastenal Co. 88,541 6,366,983
Total Common Stocks
(cost $1,462,819,068) 2,022,561,794
Repurchase Agreements 0 .2%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,474,150,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $2,522,999.(b)(c) 2,473,529 2,473,529
CF Secured, LLC,
4.47%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,000,497,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.36%, maturing 1/7/2025
- 2/20/2073; total market
value $2,040,507.(b)(c) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
4.38%, dated 12/31/2024,
due 1/2/2025, repurchase
price $500,122,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 1/1/2025
- 11/20/2074; total market
value $510,000.(b)(c) 500,000 500,000
Total Repurchase Agreements
(cost $4,973,529) 4,973,529
Total Investments
(cost $1,467,792,597) — 99.4% 2,027,535,323
Other assets in excess of liabilities — 0.6% 12,588,508
NET ASSETS — 100.0%
$ 2,040,123,831
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $23,436,495, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $4,973,529 and by
$19,030,374 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/7/2025 –
5/15/2054, a total value of $24,003,903.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$4,973,529.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

22 - Statement of Investments - December 31, 2024 - NVIT GS Small Cap Equity Insights Fund
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 10,769 65,691
Total Closed End Fund
(cost  $57,487) 65,691
Common Stocks 98 .8%
Shares Value ($)
Aerospace & Defense 1 .2%
AeroVironment, Inc.* 437 67,250
Archer Aviation, Inc., Class
A*(a) 5,391 52,562
Kratos Defense & Security
Solutions, Inc.*(a) 25,795 680,472
Leonardo DRS, Inc.* 706 22,811
Mercury Systems, Inc.*(a) 821 34,482
Park Aerospace Corp. 4,449 65,178
Rocket Lab USA, Inc.*(a) 57,144 1,455,458
2,378,213
Automobile Components 1 .0%
American Axle &
Manufacturing Holdings,
Inc.* 36,443 212,463
Cooper-Standard Holdings,
Inc.*(a) 4,394 59,583
Dorman Products, Inc.* 1,894 245,368
Fox Factory Holding Corp.* 4,282 129,616
Goodyear Tire & Rubber Co.
(The)*(a) 106,183 955,647
Holley, Inc.*(a) 40,537 122,422
LCI Industries 363 37,530
Luminar Technologies, Inc.,
Class A*(a) 6,970 37,498
Stoneridge, Inc.*(a) 10,274 64,418
1,864,545
Banks 9 .4%
Amalgamated Financial Corp. 3,856 129,060
Ameris Bancorp 13,714 858,085
BancFirst Corp.(a) 4,214 493,796
Bancorp, Inc. (The)*(a) 5,231 275,307
BankUnited, Inc. 20,245 772,752
Berkshire Hills Bancorp, Inc. 7,403 210,467
Cadence Bank 29,720 1,023,854
Capital City Bank Group, Inc. 2,898 106,212
Capitol Federal Financial, Inc.
(a) 100,317 592,873
Central Pacific Financial Corp. 6,148 178,599
Colony Bankcorp, Inc. 2,510 40,511
Community Trust Bancorp, Inc. 5,414 287,104
CVB Financial Corp.(a) 35,929 769,240
Dime Community Bancshares,
Inc. 6,148 188,959
Esquire Financial Holdings,
Inc.(a) 417 33,151
First Bancorp 11,881 220,868
First Bancorp, Inc. (The) 1,691 46,249
First Commonwealth Financial
Corp. 28,266 478,261
First Financial Bankshares,
Inc. 9,085 327,514
Common Stocks
Shares Value ($)
Banks
First Internet Bancorp 3,844 138,346
Flushing Financial Corp. 3,557 50,794
Fulton Financial Corp.(a) 20,124 387,991
Hancock Whitney Corp. 16,614 909,118
Hanmi Financial Corp. 25,158 594,232
Home Bancorp, Inc. 6,563 303,276
HomeTrust Bancshares, Inc. 3,466 116,735
Hope Bancorp, Inc. 5,651 69,451
Independent Bank Corp. 10,891 651,266
International Bancshares
Corp.(a) 12,606 796,195
Metrocity Bankshares, Inc. 717 22,908
Northeast Community
Bancorp, Inc. 10,067 246,239
Northrim Bancorp, Inc.(a) 1,276 99,451
OFG Bancorp(a) 16,816 711,653
Old Second Bancorp, Inc. 36,133 642,445
Origin Bancorp, Inc. 727 24,202
Park National Corp.(a) 1,822 312,345
Plumas Bancorp 519 24,528
Preferred Bank 5,050 436,219
Primis Financial Corp. 2,142 24,976
Princeton Bancorp, Inc. 930 32,020
Red River Bancshares, Inc. 4,711 254,300
Renasant Corp.(a) 17,636 630,487
ServisFirst Bancshares, Inc. 977 82,791
Sierra Bancorp 4,630 133,900
SmartFinancial, Inc. 1,234 38,229
Southern First Bancshares,
Inc.* 3,168 125,928
Southside Bancshares, Inc. 10,034 318,680
Stellar Bancorp, Inc. 783 22,198
Stock Yards Bancorp, Inc.(a) 5,983 428,443
Texas Capital Bancshares,
Inc.* 10,509 821,804
Timberland Bancorp, Inc. 3,152 96,167
TrustCo Bank Corp. 17,438 580,860
UMB Financial Corp.(a) 1,395 157,440
United Community Banks, Inc. 3,484 112,568
Washington Trust Bancorp,
Inc. 1,179 36,962
WesBanco, Inc.(a) 6,669 217,009
Westamerica Bancorp 6,065 318,170
18,003,188
Beverages 0 .0%
†
Primo Brands Corp., Class A 1,562 48,063
Biotechnology 7 .1%
ACADIA Pharmaceuticals,
Inc.* 59,030 1,083,201
ADMA Biologics, Inc.* 20,061 344,046
Amicus Therapeutics, Inc.* 66,853 629,755
Annexon, Inc.* 12,868 66,013
Apogee Therapeutics, Inc.* 1,441 65,277
Arcturus Therapeutics
Holdings, Inc.*(a) 2,951 50,079
Aurinia Pharmaceuticals, Inc.* 55,277 496,387
BioCryst Pharmaceuticals,
Inc.* 11,277 84,803
Biohaven Ltd.*(a) 13,643 509,566
Blueprint Medicines Corp.* 5,264 459,126
Bridgebio Pharma, Inc.*(a) 11,602 318,359

NVIT GS Small Cap Equity Insights Fund - December 31, 2024 - Statement of Investments - 23
Common Stocks
Shares Value ($)
Biotechnology
CareDx, Inc.* 10,831 231,892
Catalyst Pharmaceuticals,
Inc.* 56,991 1,189,402
Celldex Therapeutics, Inc.* 10,651 269,151
Denali Therapeutics, Inc.* 31,610 644,212
Design Therapeutics, Inc.*(a) 21,319 131,538
Dyne Therapeutics, Inc.*(a) 4,799 113,064
Editas Medicine, Inc.*(a) 27,975 35,528
Generation Bio Co.* 12,633 13,391
Halozyme Therapeutics, Inc.* 9,687 463,136
iTeos Therapeutics, Inc.* 18,617 142,979
Keros Therapeutics, Inc.* 5,845 92,526
Krystal Biotech, Inc.*(a) 2,049 320,996
Larimar Therapeutics, Inc.* 11,949 46,243
Madrigal Pharmaceuticals,
Inc.*(a) 1,795 553,883
MannKind Corp.* 27,888 179,320
MeiraGTx Holdings plc* 8,242 50,194
Myriad Genetics, Inc.* 4,941 67,741
Nurix Therapeutics, Inc.* 7,262 136,816
Nuvalent, Inc., Class A*(a) 509 39,845
Organogenesis Holdings, Inc.,
Class A*(a) 23,652 75,686
Protagonist Therapeutics,
Inc.*(a) 9,652 372,567
Prothena Corp. plc* 5,281 73,142
PTC Therapeutics, Inc.* 27,531 1,242,749
RAPT Therapeutics, Inc.* 48,461 76,568
Recursion Pharmaceuticals,
Inc., Class A*(a) 4,300 29,068
Relay Therapeutics, Inc.* 88,347 363,990
REVOLUTION Medicines,
Inc.* 1,700 74,358
Rhythm Pharmaceuticals, Inc.* 900 50,382
Rocket Pharmaceuticals,
Inc.*(a) 3,366 42,311
Sutro Biopharma, Inc.* 103,285 190,044
Syndax Pharmaceuticals, Inc.* 8,021 106,038
Taysha Gene Therapies, Inc.* 12,159 21,035
Tenaya Therapeutics, Inc.*(a) 28,624 40,932
TG Therapeutics, Inc.*(a) 19,266 579,907
Twist Bioscience Corp.* 5,092 236,625
Vanda Pharmaceuticals,
Inc.*(a) 15,083 72,248
Vera Therapeutics, Inc., Class
A*(a) 825 34,889
Veracyte, Inc.* 20,118 796,673
Vericel Corp.*(a) 7,798 428,188
13,735,869
Broadline Retail 0 .0%
†
Savers Value Village, Inc.*(a) 7,547 77,357
Building Products 0 .5%
Griffon Corp. 1,897 135,199
Masterbrand, Inc.* 1,411 20,615
Tecnoglass, Inc.(a) 9,884 783,999
939,813
Capital Markets 1 .2%
BGC Group, Inc., Class A 89,272 808,804
Donnelley Financial Solutions,
Inc.*(a) 1,291 80,985
Common Stocks
Shares Value ($)
Capital Markets
Moelis & Co., Class A 3,615 267,076
Open Lending Corp.*(a) 21,695 129,519
Piper Sandler Cos. 337 101,083
Silvercrest Asset Management
Group, Inc., Class A 2,025 37,240
StoneX Group, Inc.* 1,267 124,128
WisdomTree, Inc.(a) 65,407 686,774
2,235,609
Chemicals 1 .0%
American Vanguard Corp. 9,590 44,402
Arq, Inc.* 5,029 38,069
Aspen Aerogels, Inc.* 4,444 52,795
Ecovyst, Inc.* 43,107 329,337
Hawkins, Inc.(a) 4,484 550,052
Innospec, Inc. 1,317 144,949
Intrepid Potash, Inc.* 3,239 70,999
Mativ Holdings, Inc. 18,723 204,081
Minerals Technologies, Inc. 2,346 178,789
Stepan Co. 2,479 160,391
Tronox Holdings plc 18,995 191,280
Valhi, Inc. 447 10,455
1,975,599
Commercial Services & Supplies 1 .9%
ABM Industries, Inc. 4,481 229,338
ACV Auctions, Inc., Class
A*(a) 36,945 798,012
CECO Environmental
Corp.*(a) 18,001 544,170
Deluxe Corp. 14,475 326,990
Healthcare Services Group,
Inc.*(a) 110,628 1,284,944
Liquidity Services, Inc.* 1,935 62,481
Montrose Environmental
Group, Inc.* 5,900 109,445
OPENLANE, Inc.* 9,103 180,604
Viad Corp.* 2,453 104,277
3,640,261
Communications Equipment 0 .7%
Applied Optoelectronics, Inc.* 3,049 112,386
Harmonic, Inc.* 5,248 69,431
NetScout Systems, Inc.* 56,682 1,227,732
1,409,549
Construction & Engineering 2 .3%
Construction Partners, Inc.,
Class A* 2,641 233,623
Fluor Corp.* 8,900 438,948
Great Lakes Dredge & Dock
Corp.* 4,548 51,347
IES Holdings, Inc.*(a) 5,080 1,020,877
Limbach Holdings, Inc.*(a) 11,001 941,025
Primoris Services Corp. 4,657 355,795
Sterling Infrastructure, Inc.* 8,533 1,437,384
4,478,999
Construction Materials 1 .5%
Knife River Corp.* 2,781 282,661
Summit Materials, Inc., Class
A* 33,461 1,693,127

24 - Statement of Investments - December 31, 2024 - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Construction Materials
United States Lime & Minerals,
Inc. 7,202 955,993
2,931,781
Consumer Finance 1 .9%
Dave, Inc.* 1,693 147,156
Encore Capital Group, Inc.*(a) 18,333 875,767
Enova International, Inc.* 10,361 993,413
Green Dot Corp., Class A* 24,810 263,978
LendingTree, Inc.* 1,123 43,516
Moneylion, Inc.* 2,018 173,568
Regional Management Corp. 11,661 396,241
Upstart Holdings, Inc.* 8,967 552,098
World Acceptance Corp.* 1,129 126,945
3,572,682
Consumer Staples Distribution & Retail 1 .1%
Ingles Markets, Inc., Class A 1,479 95,307
Sprouts Farmers Market, Inc.* 15,689 1,993,602
Weis Markets, Inc.(a) 658 44,560
2,133,469
Containers & Packaging 0 .1%
O-I Glass, Inc.* 25,230 273,493
Diversified Consumer Services 1 .3%
Coursera, Inc.*(a) 100,505 854,292
Frontdoor, Inc.* 10,691 584,477
Graham Holdings Co., Class B 26 22,670
Mister Car Wash, Inc.*(a) 12,719 92,722
OneSpaWorld Holdings Ltd. 15,261 303,694
Strategic Education, Inc. 5,440 508,205
Stride, Inc.*(a) 423 43,962
2,410,022
Diversified REITs 0 .2%
Armada Hoffler Properties, Inc. 33,517 342,879
Diversified Telecommunication Services 0 .5%
AST SpaceMobile, Inc., Class
A*(a) 5,534 116,767
Bandwidth, Inc., Class A* 21,402 364,262
Cogent Communications
Holdings, Inc. 3,882 299,186
Lumen Technologies, Inc.* 22,234 118,063
898,278
Electrical Equipment 1 .9%
American Superconductor
Corp.*(a) 2,509 61,797
Atkore, Inc. 14,815 1,236,312
Blink Charging Co.*(a) 39,198 54,485
Bloom Energy Corp., Class
A*(a) 16,185 359,469
NEXTracker, Inc., Class A* 6,291 229,810
NuScale Power Corp., Class
A* 7,591 136,107
Plug Power, Inc.*(a) 11,712 24,946
Powell Industries, Inc.(a) 3,672 813,899
Shoals Technologies Group,
Inc., Class A*(a) 38,667 213,828
Thermon Group Holdings, Inc.* 17,513 503,849
3,634,502
Electronic Equipment, Instruments & Components 2 .0%
Arlo Technologies, Inc.* 4,816 53,891
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Badger Meter, Inc. 4,602 976,176
Fabrinet* 7,284 1,601,606
Itron, Inc.* 3,483 378,184
Knowles Corp.* 14,648 291,935
Napco Security Technologies,
Inc. 4,633 164,750
nLight, Inc.* 27,462 288,076
Vishay Precision Group, Inc.* 3,878 91,017
3,845,635
Energy Equipment & Services 2 .0%
Borr Drilling Ltd. 21,123 82,380
Cactus, Inc., Class A 6,481 378,231
ChampionX Corp. 23,969 651,717
Kodiak Gas Services, Inc. 3,409 139,189
Nabors Industries Ltd.* 1,101 62,944
Natural Gas Services Group,
Inc.* 1,019 27,309
Oceaneering International,
Inc.*(a) 21,922 571,726
Oil States International, Inc.* 42,450 214,797
SEACOR Marine Holdings,
Inc.*(a) 12,295 80,655
Seadrill Ltd.* 7,175 279,323
Tidewater, Inc.*(a) 9,856 539,222
Transocean Ltd.*(a) 77,324 289,965
Valaris Ltd.*(a) 13,550 599,452
3,916,910
Entertainment 0 .8%
AMC Entertainment Holdings,
Inc., Class A* 34,040 135,479
Cinemark Holdings, Inc.*(a) 15,789 489,144
Madison Square Garden
Entertainment Corp., Class
A* 25,997 925,493
1,550,116
Financial Services 3 .7%
Alerus Financial Corp. 1,821 35,036
AvidXchange Holdings, Inc.* 9,903 102,397
Banco Latinoamericano de
Comercio Exterior SA, Class
E 39,314 1,398,399
Burford Capital Ltd. 1,440 18,360
Enact Holdings, Inc. 8,858 286,822
Flywire Corp.* 29,170 601,486
I3 Verticals, Inc., Class A* 19,876 457,943
Jackson Financial, Inc., Class
A 15,216 1,325,009
Merchants Bancorp 20,657 753,361
Mr. Cooper Group, Inc.* 2,332 223,895
NMI Holdings, Inc., Class A* 9,813 360,726
Payoneer Global, Inc.* 77,227 775,359
Remitly Global, Inc.* 37,137 838,182
Sezzle, Inc.* 146 37,347
7,214,322
Food Products 0 .3%
Beyond Meat, Inc.*(a) 11,593 43,590
Lancaster Colony Corp. 3,229 559,069
602,659

NVIT GS Small Cap Equity Insights Fund - December 31, 2024 - Statement of Investments - 25
Common Stocks
Shares Value ($)
Gas Utilities 0 .5%
ONE Gas, Inc.(a) 12,568 870,334
Ground Transportation 0 .4%
PAMT Corp.* 1,440 23,587
RXO, Inc.* 939 22,386
Werner Enterprises, Inc. 20,661 742,143
788,116
Health Care Equipment & Supplies 2 .0%
Alphatec Holdings, Inc.* 2,817 25,860
AtriCure, Inc.* 35,570 1,087,019
Avanos Medical, Inc.* 2,312 36,807
Cerus Corp.*(a) 24,945 38,415
CVRx, Inc.*(a) 2,664 33,753
Embecta Corp. 36,506 753,849
Inari Medical, Inc.*(a) 4,626 236,157
Inogen, Inc.* 10,864 99,623
iRadimed Corp. 11,518 633,490
iRhythm Technologies, Inc.* 2,499 225,335
LeMaitre Vascular, Inc.(a) 720 66,341
Nevro Corp.* 6,592 24,522
PROCEPT BioRobotics Corp.* 2,590 208,547
Pulmonx Corp.*(a) 3,544 24,064
STAAR Surgical Co.* 2,358 57,276
Tandem Diabetes Care, Inc.* 3,529 127,115
Treace Medical Concepts,
Inc.* 27,669 205,857
3,884,030
Health Care Providers & Services 3 .6%
agilon health, Inc.*(a) 114,845 218,205
BrightSpring Health Services,
Inc.*(a) 8,932 152,112
DocGo, Inc.*(a) 16,898 71,647
Enhabit, Inc.* 43,582 340,375
Ensign Group, Inc. (The) 10,158 1,349,592
GeneDx Holdings Corp., Class
A* 2,723 209,290
Guardant Health, Inc.* 2,469 75,428
HealthEquity, Inc.* 8,810 845,319
Hims & Hers Health, Inc.*(a) 8,090 195,616
InfuSystem Holdings, Inc.* 5,591 47,244
Joint Corp. (The)*(a) 36,044 383,148
LifeStance Health Group, Inc.* 129,496 954,386
National Research Corp. 1,298 22,897
PACS Group, Inc.* 9,892 129,684
Pennant Group, Inc. (The)* 32,524 862,536
Privia Health Group, Inc.* 17,121 334,716
RadNet, Inc.* 240 16,762
Surgery Partners, Inc.*(a) 13,313 281,836
Viemed Healthcare, Inc.* 45,945 368,479
6,859,272
Health Care REITs 0 .7%
CareTrust REIT, Inc.(a) 45,963 1,243,299
Universal Health Realty
Income Trust 4,748 176,673
1,419,972
Health Care Technology 0 .8%
Evolent Health, Inc., Class
A*(a) 19,876 223,605
Health Catalyst, Inc.* 13,662 96,590
HealthStream, Inc. 7,607 241,903
LifeMD, Inc.*(a) 61,537 304,608
Common Stocks
Shares Value ($)
Health Care Technology
Phreesia, Inc.* 15,236 383,338
Teladoc Health, Inc.* 6,028 54,794
Waystar Holding Corp.*(a) 4,694 172,270
1,477,108
Hotel & Resort REITs 1 .8%
Apple Hospitality REIT, Inc. 55,083 845,524
Chatham Lodging Trust 102,655 918,762
RLJ Lodging Trust 135,360 1,382,026
Service Properties Trust 99,447 252,595
Summit Hotel Properties, Inc.
(a) 3,436 23,537
3,422,444
Hotels, Restaurants & Leisure 3 .0%
BJ's Restaurants, Inc.* 31,654 1,112,163
Denny's Corp.* 96,585 584,339
Dine Brands Global, Inc.(a) 17,587 529,369
El Pollo Loco Holdings, Inc.* 38,204 440,874
Hilton Grand Vacations, Inc.* 11,416 444,653
International Game
Technology plc 19,379 342,233
Nathan's Famous, Inc. 691 54,320
Portillo's, Inc., Class A*(a) 27,283 256,460
RCI Hospitality Holdings, Inc. 10,000 574,700
Red Rock Resorts, Inc., Class
A(a) 23,235 1,074,386
Shake Shack, Inc., Class A* 1,983 257,394
Xponential Fitness, Inc., Class
A* 1,660 22,327
5,693,218
Household Durables 2 .0%
Beazer Homes USA, Inc.* 1,420 38,993
Century Communities, Inc. 768 56,340
GoPro, Inc., Class A* 78,966 86,073
Green Brick Partners, Inc.* 2,323 131,226
Installed Building Products,
Inc.(a) 4,642 813,510
Landsea Homes Corp.* 7,633 64,804
La-Z-Boy, Inc. 16,717 728,360
LGI Homes, Inc.* 7,094 634,204
M/I Homes, Inc.* 10,069 1,338,674
3,892,184
Industrial REITs 0 .6%
LXP Industrial Trust 153,735 1,248,328
Insurance 2 .3%
Ambac Financial Group, Inc.* 28,670 362,675
American Coastal Insurance
Corp.* 2,453 33,017
Fidelis Insurance Holdings Ltd. 8,710 157,912
Genworth Financial, Inc.,
Class A*(a) 5,299 37,040
HCI Group, Inc.(a) 2,543 296,336
Horace Mann Educators Corp. 6,933 271,982
James River Group Holdings
Ltd.(a) 66,814 325,384
Lemonade, Inc.*(a) 12,549 460,297
Mercury General Corp. 19,254 1,280,006
Selective Insurance Group,
Inc. 4,777 446,745
Tiptree, Inc., Class A 2,289 47,749

26 - Statement of Investments - December 31, 2024 - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Insurance
Universal Insurance Holdings,
Inc. 33,092 696,918
4,416,061
Interactive Media & Services 1 .4%
Bumble, Inc., Class A* 26,647 216,907
EverQuote, Inc., Class A* 18,483 369,475
fuboTV, Inc.*(a) 79,121 99,692
MediaAlpha, Inc., Class A* 21,765 245,727
QuinStreet, Inc.* 13,581 313,314
Shutterstock, Inc.(a) 17,001 515,980
Vimeo, Inc.* 124,298 795,507
ZipRecruiter, Inc., Class A* 7,073 51,209
2,607,811
IT Services 1 .0%
Backblaze, Inc., Class A* 8,352 50,279
BigCommerce Holdings, Inc.,
Series 1* 11,839 72,455
DigitalOcean Holdings, Inc.*(a) 23,331 794,887
Fastly, Inc., Class A* 36,213 341,851
Hackett Group, Inc. (The) 20,541 631,019
1,890,491
Leisure Products 0 .4%
Peloton Interactive, Inc., Class
A*(a) 32,160 279,792
Smith & Wesson Brands, Inc. 19,217 194,188
Topgolf Callaway Brands
Corp.*(a) 34,177 268,631
742,611
Life Sciences Tools & Services 0 .5%
Adaptive Biotechnologies
Corp.*(a) 78,642 471,459
BioLife Solutions, Inc.* 3,496 90,756
Codexis, Inc.*(a) 4,262 20,330
Cytek Biosciences, Inc.* 43,341 281,283
Maravai LifeSciences
Holdings, Inc., Class A* 11,543 62,909
926,737
Machinery 3 .1%
Atmus Filtration Technologies,
Inc. 20,529 804,326
Chart Industries, Inc.*(a) 3,457 659,734
Douglas Dynamics, Inc. 29,653 700,700
ESCO Technologies, Inc. 910 121,221
Federal Signal Corp. 16,535 1,527,669
Gencor Industries, Inc.* 5,075 89,574
Gorman-Rupp Co. (The) 4,468 169,426
Helios Technologies, Inc. 540 24,106
Hillman Solutions Corp.* 26,357 256,717
Mayville Engineering Co., Inc.* 8,550 134,406
Miller Industries, Inc.(a) 9,753 637,456
Mueller Industries, Inc. 6,194 491,556
Omega Flex, Inc. 3,376 141,691
SPX Technologies, Inc.* 1,779 258,880
6,017,462
Marine Transportation 0 .1%
Safe Bulkers, Inc. 31,969 114,129
Media 0 .6%
AMC Networks, Inc., Class
A*(a) 12,879 127,502
Common Stocks
Shares Value ($)
Media
Entravision Communications
Corp., Class A(a) 38,028 89,366
EW Scripps Co. (The), Class
A*(a) 82,815 183,021
Gannett Co., Inc.* 4,247 21,490
Gray Television, Inc. 134,729 424,396
Magnite, Inc.*(a) 6,742 107,333
Thryv Holdings, Inc.* 7,771 115,011
Townsquare Media, Inc., Class
A(a) 4,505 40,950
1,109,069
Metals & Mining 0 .9%
Alpha Metallurgical Resources,
Inc.* 1,153 230,738
Carpenter Technology Corp. 4,090 694,114
Coeur Mining, Inc.* 46,915 268,354
Kaiser Aluminum Corp. 247 17,357
Materion Corp.(a) 995 98,386
Olympic Steel, Inc. 5,888 193,185
SunCoke Energy, Inc. 3,675 39,322
Worthington Steel, Inc. 3,187 101,410
1,642,866
Mortgage Real Estate Investment Trusts (REITs) 1 .1%
Arbor Realty Trust, Inc.(a) 48,255 668,332
Blackstone Mortgage Trust,
Inc., Class A 14,474 251,992
BrightSpire Capital, Inc., Class
A 11,194 63,134
Ladder Capital Corp., Class A 22,382 250,455
Orchid Island Capital, Inc.(a) 43,307 336,928
PennyMac Mortgage
Investment Trust(a) 19,919 250,780
TPG RE Finance Trust, Inc. 38,153 324,301
2,145,922
Multi-Utilities 0 .9%
Black Hills Corp. 26,129 1,529,069
Northwestern Energy Group,
Inc. 2,123 113,496
1,642,565
Office REITs 0 .6%
COPT Defense Properties 11,921 368,955
Easterly Government
Properties, Inc., Class A(a) 3,009 34,182
Hudson Pacific Properties, Inc. 74,776 226,571
JBG SMITH Properties 31,218 479,821
1,109,529
Oil, Gas & Consumable Fuels 2 .1%
Amplify Energy Corp.* 3,981 23,886
CNX Resources Corp.* 4,190 153,647
CONSOL Energy, Inc. 1,123 119,802
Delek US Holdings, Inc. 15,219 281,552
Dorian LPG Ltd.(a) 11,955 291,343
FLEX LNG Ltd.(a) 4,644 106,533
Green Plains, Inc.* 13,714 130,009
Kinetik Holdings, Inc., Class A 8,519 483,112
Nordic American Tankers Ltd.
(a) 192,719 481,798
Northern Oil & Gas, Inc.(a) 19,564 726,998
PBF Energy, Inc., Class A(a) 3,843 102,032

NVIT GS Small Cap Equity Insights Fund - December 31, 2024 - Statement of Investments - 27
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Peabody Energy Corp.(a) 16,284 340,987
Ring Energy, Inc.*(a) 28,561 38,843
Scorpio Tankers, Inc. 10,826 537,944
SM Energy Co.(a) 3,737 144,846
Uranium Energy Corp.*(a) 24,984 167,143
4,130,475
Passenger Airlines 1 .4%
Allegiant Travel Co.(a) 10,746 1,011,414
Frontier Group Holdings,
Inc.*(a) 27,318 194,231
Joby Aviation, Inc.*(a) 16,290 132,438
SkyWest, Inc.* 13,280 1,329,726
2,667,809
Personal Care Products 0 .4%
Herbalife Ltd.* 72,603 485,714
Nu Skin Enterprises, Inc.,
Class A 30,343 209,063
694,777
Pharmaceuticals 1 .5%
Amphastar Pharmaceuticals,
Inc.* 4,526 168,050
Arvinas, Inc.* 5,619 107,716
Axsome Therapeutics, Inc.*(a) 2,924 247,400
Collegium Pharmaceutical,
Inc.*(a) 8,777 251,461
Evolus, Inc.* 12,267 135,428
Ligand Pharmaceuticals,
Inc.*(a) 373 39,967
Phibro Animal Health Corp.,
Class A 13,519 283,899
Prestige Consumer
Healthcare, Inc.* 6,481 506,101
Supernus Pharmaceuticals,
Inc.* 31,080 1,123,853
Xeris Biopharma Holdings,
Inc.*(a) 29,231 99,093
2,962,968
Professional Services 2 .5%
Alight, Inc., Class A 99,424 688,014
CBIZ, Inc.* 5,686 465,285
CSG Systems International,
Inc. 2,803 143,261
ExlService Holdings, Inc.* 17,653 783,440
Franklin Covey Co.* 12,682 476,590
ICF International, Inc. 1,416 168,801
Innodata, Inc.* 8,049 318,096
Legalzoom.com, Inc.* 7,927 59,532
Maximus, Inc. 10,575 789,424
NV5 Global, Inc.* 7,564 142,506
TriNet Group, Inc. 8,266 750,305
Upwork, Inc.*(a) 7,390 120,827
4,906,081
Real Estate Management & Development 0 .7%
Compass, Inc., Class A* 119,531 699,256
Redfin Corp.*(a) 56,094 441,460
St Joe Co. (The) 5,303 238,264
1,378,980
Common Stocks
Shares Value ($)
Residential REITs 0 .7%
NexPoint Residential Trust,
Inc. 30,352 1,267,196
Retail REITs 1 .3%
Alexander's, Inc.(a) 577 115,434
Kite Realty Group Trust 23,686 597,835
Macerich Co. (The)(a) 10,595 211,052
Phillips Edison & Co., Inc. 35,469 1,328,669
Tanger, Inc.(a) 4,984 170,104
2,423,094
Semiconductors & Semiconductor Equipment 1 .9%
ACM Research, Inc., Class A* 9,998 150,970
Ambarella, Inc.* 4,813 350,098
Axcelis Technologies, Inc.* 2,785 194,588
Credo Technology Group
Holding Ltd.* 13,921 935,630
Impinj, Inc.* 2,470 358,792
MaxLinear, Inc., Class A* 3,603 71,267
PDF Solutions, Inc.*(a) 10,414 282,011
Semtech Corp.*(a) 18,386 1,137,174
Ultra Clean Holdings, Inc.* 1,939 69,707
Veeco Instruments, Inc.* 4,771 127,863
3,678,100
Software 7 .4%
A10 Networks, Inc. 17,311 318,522
ACI Worldwide, Inc.* 31,386 1,629,247
Agilysys, Inc.* 808 106,422
Alarm.com Holdings, Inc.* 22,951 1,395,421
Alkami Technology, Inc.* 15,374 563,918
AudioEye, Inc.*(a) 7,743 117,771
BlackLine, Inc.* 16,935 1,028,971
Blend Labs, Inc., Class A* 14,373 60,510
Box, Inc., Class A*(a) 10,225 323,110
Cleanspark, Inc.*(a) 9,622 88,619
Clear Secure, Inc., Class A(a) 7,858 209,337
Clearwater Analytics Holdings,
Inc., Class A* 25,207 693,697
Commvault Systems, Inc.* 10,856 1,638,279
Consensus Cloud Solutions,
Inc.* 21,887 522,224
Freshworks, Inc., Class A* 39,785 643,323
Hut 8 Corp.*(a) 2,348 48,111
MARA Holdings, Inc.*(a) 15,594 261,511
Olo, Inc., Class A* 87,879 674,911
Q2 Holdings, Inc.* 4,973 500,532
Red Violet, Inc.*(a) 8,665 313,673
Riot Platforms, Inc.*(a) 27,789 283,726
SoundHound AI, Inc., Class
A*(a) 15,923 315,912
SoundThinking, Inc.* 5,495 71,765
Terawulf, Inc.* 30,243 171,175
Varonis Systems, Inc., Class
B* 23,146 1,028,377
Verint Systems, Inc.* 35,126 964,209
Workiva, Inc., Class A*(a) 910 99,645
Zeta Global Holdings Corp.,
Class A* 13,771 247,740
14,320,658
Specialized REITs 0 .2%
Outfront Media, Inc. 2,209 39,188

28 - Statement of Investments - December 31, 2024 - NVIT GS Small Cap Equity Insights Fund
Common Stocks
Shares Value ($)
Specialized REITs
Uniti Group, Inc. 66,140 363,770
402,958
Specialty Retail 3 .1%
Abercrombie & Fitch Co.,
Class A* 6,159 920,586
America's Car-Mart, Inc.*(a) 7,346 376,482
Asbury Automotive Group,
Inc.*(a) 1,316 319,827
Buckle, Inc. (The)(a) 18,993 965,034
Haverty Furniture Cos., Inc. 23,508 523,288
Leslie's, Inc.* 87,636 195,428
Monro, Inc.(a) 17,144 425,171
National Vision Holdings, Inc.* 1,368 14,255
RealReal, Inc. (The)* 46,374 506,868
Revolve Group, Inc., Class
A*(a) 17,881 598,835
Stitch Fix, Inc., Class A* 16,239 69,990
Warby Parker, Inc., Class A*(a) 16,514 399,804
Zumiez, Inc.* 29,410 563,790
5,879,358
Technology Hardware, Storage & Peripherals 0 .5%
CompoSecure, Inc., Class A(a) 4,407 67,559
IonQ, Inc.*(a) 17,360 725,127
Turtle Beach Corp.* 5,628 97,421
890,107
Textiles, Apparel & Luxury Goods 0 .1%
G-III Apparel Group Ltd.* 1,916 62,500
Movado Group, Inc. 4,409 86,769
Steven Madden Ltd. 1,051 44,689
193,958
Tobacco 0 .8%
Turning Point Brands, Inc. 6,393 384,219
Universal Corp.(a) 19,600 1,074,864
1,459,083
Trading Companies & Distributors 1 .5%
DNOW, Inc.* 35,146 457,249
DXP Enterprises, Inc.*(a) 7,672 633,861
FTAI Aviation Ltd. 5,463 786,891
H&E Equipment Services, Inc. 2,999 146,831
Herc Holdings, Inc.(a) 2,218 419,934
McGrath RentCorp 622 69,552
MRC Global, Inc.* 18,203 232,634
Xometry, Inc., Class A*(a) 5,359 228,615
2,975,567
Water Utilities 0 .3%
California Water Service
Group 8,520 386,212
Consolidated Water Co. Ltd. 4,377 113,320
Global Water Resources, Inc. 2,739 31,498
SJW Group 2,630 129,449
660,479
Wireless Telecommunication Services 0 .5%
Spok Holdings, Inc. 23,953 384,446
Telephone & Data Systems,
Inc. 19,195 654,741
1,039,187
Total Common Stocks
(cost $173,983,926) 189,964,907
Repurchase Agreements 9 .1%
Principal
Amount ($) Value ($)
Bank of America NA,
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $6,001,484,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
2/1/2047 - 1/1/2048; total
market value $6,120,000.
(b)(c) 6,000,000 6,000,000
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $4,001,005,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $4,080,000.
(b)(c) 4,000,000 4,000,000
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,477,384,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $2,526,297.(b)(c) 2,476,762 2,476,762
Pershing LLC,
4.38%, dated 12/31/2024,
due 1/2/2025, repurchase
price $5,001,217,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 1/1/2025
- 11/20/2074; total market
value $5,100,000.(b)(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $17,476,762) 17,476,762
Total Investments
(cost $191,518,175) — 107.9% 207,507,360
Liabilities in excess of other assets — (7.9)% (15,170,122)
NET ASSETS — 100.0%
$ 192,337,238
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.

NVIT GS Small Cap Equity Insights Fund - December 31, 2024 - Statement of Investments - 29
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $34,780,995, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $17,476,762 and by
$18,514,623 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/7/2025 –
8/15/2054, a total value of $35,991,385.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$17,476,762.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 13 3/2025 USD 1,462,370 (76,090)
Net contracts (76,090)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - December 31, 2024 - NVIT U.S. 130/30 Equity Fund
Common Stocks 97 .2%
Shares Value ($)
Aerospace & Defense 0 .4%
Huntington Ingalls Industries,
Inc. 3,965 749,266
Leonardo DRS, Inc.* 112,128 3,622,856
4,372,122
Automobile Components 0 .7%
BorgWarner, Inc. 13,681 434,919
Lear Corp. 80,616 7,634,335
8,069,254
Automobiles 3 .0%
Ford Motor Co. 1,252,133 12,396,117
General Motors Co. 313,932 16,723,157
Tesla, Inc.* 8,071 3,259,393
32,378,667
Banks 0 .7%
BOK Financial Corp. 16,701 1,777,822
Comerica, Inc. 89,679 5,546,646
7,324,468
Biotechnology 1 .4%
Blueprint Medicines Corp.* 11,345 989,511
Gilead Sciences, Inc. 144,428 13,340,815
GRAIL, Inc.* 34,399 614,022
14,944,348
Broadline Retail 2 .3%
Amazon.com, Inc.* 85,853 18,835,290
Coupang, Inc.* 280,292 6,160,818
24,996,108
Building Products 0 .7%
Builders FirstSource, Inc.* 53,899 7,703,784
Capital Markets 1 .9%
Evercore, Inc., Class A 3,350 928,587
Interactive Brokers Group,
Inc., Class A 55,961 9,886,630
Northern Trust Corp. 61,348 6,288,170
Robinhood Markets, Inc.,
Class A* 94,917 3,536,607
20,639,994
Chemicals 3 .2%
DuPont de Nemours, Inc. 180,554 13,767,243
Huntsman Corp. 322,935 5,822,518
LyondellBasell Industries NV,
Class A 168,172 12,490,134
Westlake Corp. 18,725 2,146,821
34,226,716
Commercial Services & Supplies 1 .3%
Tetra Tech, Inc. 21,640 862,138
Veralto Corp. 100,345 10,220,138
Vestis Corp. 174,271 2,655,890
13,738,166
Communications Equipment 1 .1%
Arista Networks, Inc.* 101,044 11,168,393
Ubiquiti, Inc. 1,879 623,697
11,792,090
Construction & Engineering 0 .1%
Comfort Systems USA, Inc. 2,472 1,048,276
Consumer Finance 3 .1%
Ally Financial, Inc. 257,985 9,290,040
SLM Corp. 202,230 5,577,503
Common Stocks
Shares Value ($)
Consumer Finance
Synchrony Financial 283,319 18,415,735
33,283,278
Consumer Staples Distribution & Retail 0 .7%
Maplebear, Inc.* 178,570 7,396,369
Containers & Packaging 0 .9%
Crown Holdings, Inc. 114,687 9,483,468
Diversified Consumer Services 0 .2%
Duolingo, Inc., Class A* 8,248 2,674,249
Electric Utilities 2 .6%
NRG Energy, Inc. 176,457 15,919,950
Pinnacle West Capital Corp. 148,614 12,598,009
28,517,959
Electrical Equipment 1 .9%
GE Vernova, Inc. 63,417 20,859,754
Electronic Equipment, Instruments & Components 0 .7%
Jabil, Inc. 55,824 8,033,074
Entertainment 2 .6%
Live Nation Entertainment,
Inc.* 123,088 15,939,896
Playtika Holding Corp. 40,658 282,167
ROBLOX Corp., Class A* 149,998 8,678,884
Roku, Inc., Class A* 43,575 3,239,365
28,140,312
Financial Services 2 .7%
Corebridge Financial, Inc. 406,105 12,154,723
PayPal Holdings, Inc.* 195,204 16,660,661
28,815,384
Food Products 2 .1%
Archer-Daniels-Midland Co. 214,733 10,848,311
Pilgrim's Pride Corp.* 172,332 7,822,150
Tyson Foods, Inc., Class A 65,364 3,754,508
22,424,969
Ground Transportation 2 .6%
JB Hunt Transport Services,
Inc. 56,079 9,570,442
Landstar System, Inc. 3,875 665,958
Lyft, Inc., Class A* 619,608 7,992,943
Old Dominion Freight Line, Inc. 28,471 5,022,284
Ryder System, Inc. 22,205 3,483,076
Schneider National, Inc., Class
B 25,978 760,636
27,495,339
Health Care Equipment & Supplies 3 .2%
Align Technology, Inc.* 29,421 6,134,573
Edwards Lifesciences Corp.* 210,577 15,589,015
GE HealthCare Technologies,
Inc. 138,952 10,863,267
Solventum Corp.* 31,763 2,098,264
34,685,119
Health Care Providers & Services 3 .2%
Elevance Health, Inc. 38,758 14,297,826
Humana, Inc. 31,206 7,917,274
McKesson Corp. 7,402 4,218,474
Molina Healthcare, Inc.* 29,182 8,493,421
34,926,995

NVIT U.S. 130/30 Equity Fund - December 31, 2024 - Statement of Investments - 31
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure 6 .2%
Airbnb, Inc., Class A* 76,851 10,098,990
Booking Holdings, Inc. 4,323 21,478,480
Domino's Pizza, Inc. 32,473 13,630,866
Hilton Worldwide Holdings,
Inc. 62,914 15,549,824
Wingstop, Inc. 20,983 5,963,369
66,721,529
Household Durables 0 .9%
Lennar Corp., Class A 68,393 9,326,753
Independent Power and Renewable Electricity Producers
1 .6%
Vistra Corp. 126,697 17,467,715
Insurance 4 .9%
Allstate Corp. (The) 2,415 465,588
Arch Capital Group Ltd. 25,709 2,374,226
Brighthouse Financial, Inc.* 116,628 5,602,809
First American Financial Corp. 66,830 4,172,865
Globe Life, Inc. 159,507 17,788,221
Hanover Insurance Group, Inc.
(The) 6,244 965,697
Hartford Financial Services
Group, Inc. (The) 35,170 3,847,598
Reinsurance Group of
America, Inc. 45,445 9,708,416
RLI Corp. 4,240 698,879
Travelers Cos., Inc. (The) 26,475 6,377,563
W R Berkley Corp. 4,989 291,956
52,293,818
Interactive Media & Services 3 .2%
Alphabet, Inc., Class C 116,881 22,258,818
Meta Platforms, Inc., Class A 10,005 5,858,028
Snap, Inc., Class A* 340,729 3,669,651
TripAdvisor, Inc.* 146,829 2,168,664
33,955,161
IT Services 2 .3%
EPAM Systems, Inc.* 40,549 9,481,167
Kyndryl Holdings, Inc.* 41,060 1,420,676
VeriSign, Inc.* 68,602 14,197,870
25,099,713
Machinery 1 .0%
Cummins, Inc. 2,588 902,177
Graco, Inc. 28,276 2,383,384
Otis Worldwide Corp. 84,173 7,795,261
11,080,822
Multi-Utilities 0 .6%
CenterPoint Energy, Inc. 199,023 6,315,000
Oil, Gas & Consumable Fuels 1 .0%
Phillips 66 92,477 10,535,905
Paper & Forest Products 0 .8%
Louisiana-Pacific Corp. 79,423 8,224,252
Passenger Airlines 1 .5%
Southwest Airlines Co. 474,596 15,955,918
Pharmaceuticals 0 .3%
Merck & Co., Inc. 30,295 3,013,747
Professional Services 1 .4%
KBR, Inc. 171,409 9,929,723
ManpowerGroup, Inc. 7,456 430,360
Common Stocks
Shares Value ($)
Professional Services
Robert Half, Inc. 68,995 4,861,388
15,221,471
Real Estate Management & Development 0 .2%
Howard Hughes Holdings,
Inc.* 33,585 2,583,358
Residential REITs 2 .1%
Camden Property Trust 113,755 13,200,130
Essex Property Trust, Inc. 34,264 9,780,316
22,980,446
Semiconductors & Semiconductor Equipment 9 .0%
Amkor Technology, Inc. 51,986 1,335,520
Broadcom, Inc. 8,704 2,017,935
Cirrus Logic, Inc.* 16,482 1,641,278
Lam Research Corp. 201,907 14,583,743
NVIDIA Corp. 503,021 67,550,690
Teradyne, Inc. 75,094 9,455,837
96,585,003
Software 8 .2%
Dropbox, Inc., Class A* 165,236 4,963,689
Guidewire Software, Inc.* 87,013 14,668,652
Microsoft Corp. 87,635 36,938,152
Nutanix, Inc., Class A* 95,060 5,815,771
Palo Alto Networks, Inc.* 99,154 18,042,062
SentinelOne, Inc., Class A* 169,769 3,768,872
UiPath, Inc., Class A* 327,323 4,160,275
88,357,473
Specialty Retail 0 .6%
Tractor Supply Co. 130,022 6,898,967
Technology Hardware, Storage & Peripherals 6 .4%
Apple, Inc. 231,338 57,931,662
Seagate Technology Holdings
plc 128,949 11,129,588
69,061,250
Textiles, Apparel & Luxury Goods 1 .7%
Deckers Outdoor Corp.* 89,918 18,261,447
Total Investments
(cost $858,379,714) — 97.2% 1,047,910,010
Other assets in excess of liabilities — 2.8% 30,174,779
NET ASSETS — 100.0%
$ 1,078,084,789
*
Denotes a non-income producing security.
REIT Real Estate Investment Trust

32 - Statement of Investments - December 31, 2024 - NVIT U.S. 130/30 Equity Fund
OTC Total return swap contracts outstanding as of December 31, 2024 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 23,665 39,047 39,047
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 17,794 22,954 22,954
Align Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 28,784 55,553 55,553
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 111,254 34,489 34,489
Amkor Technology,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 38,039 3,802 3,802
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 40,848 36,253 36,253
Archer-Daniels-
Midland Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 60,423 57,402 57,402
Avantor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 221,914 2,219 2,219
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 204 365 365
Blueprint Medicines
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 45,773 18,309 18,309
BorgWarner, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 55,200 14,352 14,352
Brighthouse
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 38,560 2,699 2,699
Casey's General
Stores, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 10,496 25,925 25,925
CCC Intelligent
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 118,808 8,317 8,317
CenterPoint Energy,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 137,169 15,089 15,089
Charter
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 14,438 5,920 5,920
Churchill Downs,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 30,366 6,407 6,407
Clearwater Analytics
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 100,189 15,028 15,028

NVIT U.S. 130/30 Equity Fund - December 31, 2024 - Statement of Investments - 33
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Coherent Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 50,503 5,555 5,555
Comerica, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 9,914 11,104 11,104
Corebridge
Financial, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 53,721 9,670 9,670
Crown Holdings, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 29,713 23,770 23,770
Cummins, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 10,440 20,984 20,984
Cytokinetics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 32,592 3,585 3,585
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 67,787 11,524 11,524
Enphase Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 41,990 63,405 63,405
Essex Property
Trust, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 11,617 30,669 30,669
Evercore, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 13,517 1,217 1,217
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 35,047 350 350
First American
Financial Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 13,205 11,620 11,620
First Solar, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 26,925 49,273 49,273
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 30,223 25,690 25,690
Five9, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 139,934 11,195 11,195
Ford Motor Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 154,854 7,347 7,347
GATX Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 2,559 1,655 1,655
Halozyme
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 48,422 8,716 8,716
Hanover Insurance
Group, Inc. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 26,416 45,171 45,171

34 - Statement of Investments - December 31, 2024 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Hartford Financial
Services Group, Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 76,963 50,026 50,026
HealthEquity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 33,551 29,860 29,860
Howard Hughes
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 4,404 1,233 1,233
Humana, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 23,961 8,027 8,027
Huntington Ingalls
Industries, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 46,434 77,200 77,200
Huntsman Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 83,360 59,186 59,186
Inspire Medical
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 13,735 10,027 10,027
Jabil, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 38,632 7,516 7,516
JB Hunt Transport
Services, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 24,829 8,194 8,194
KBR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 8,077 6,300 6,300
Kyndryl Holdings,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 165,664 11,596 11,596
Lam Research Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 57,320 17,769 17,769
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 79,279 5,550 5,550
Louisiana-Pacific
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 63,796 7,655 7,655
ManpowerGroup,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 30,257 44,035 44,035
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 45,179 54,667 54,667
Meritage Homes
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 4,606 5,251 5,251
Micron Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 47,709 49,379 49,379
Modine
Manufacturing Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 14,751 25,224 25,224

NVIT U.S. 130/30 Equity Fund - December 31, 2024 - Statement of Investments - 35
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 17,988 30,040 30,040
NVR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 208 507 507
Ollie's Bargain
Outlet Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 32,205 25,120 25,120
OneMain Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 25,901 2,849 2,849
Onto Innovation, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 14,587 16,483 16,483
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 32,409 8,750 8,750
Phillips 66 OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 36,005 111,255 111,255
Reinsurance Group
of America, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 1,785 2,196 2,196
RLI Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 6,202 26,979 26,979
Robert Half, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 1,118 727 727
Schneider National,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 46,459 2,555 2,555
Scotts Miracle-Gro
Co. (The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 60,103 72,124 72,124
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 33,838 36,207 36,207
Sirius XM Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 117,799 – –
SLM Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 159,753 25,560 25,560
SoFi Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 57,111 13,136 13,136
Super Micro
Computer, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 30,548 6,110 6,110
Tempur Sealy
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 48,788 7,806 7,806
Teradata Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 23 3 3

36 - Statement of Investments - December 31, 2024 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Tractor Supply Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 116,855 54,922 54,922
Travelers Cos., Inc.
(The)
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 48,888 101,198 101,198
Tyson Foods, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 175,820 140,656 140,656
Unity Software, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 93,968 3,759 3,759
Vail Resorts, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 14,235 1,993 1,993
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 43,905 5,708 5,708
VeriSign, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 6,507 12,103 12,103
Vestis Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 144,699 2,170 2,170
Westlake Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 12,821 22,116 22,116
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 94,485 9,306 9,306
– –
Total unrealized appreciation 1,927,663 1,927,663
– –
Acadia Healthcare
Co., Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 129,481 (138,545) (138,545)
AGNC Investment
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 574,856 (114,971) (114,971)
Agree Realty Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 63,046 (49,996) (49,996)
Airbnb, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 58,893 (23,557) (23,557)
Amazon.com, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 20,512 (39,178) (39,178)
Analog Devices, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 26,515 (21,742) (21,742)
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 161,764 (287,940) (287,940)
Arista Networks, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 89,148 (82,016) (82,016)
Azenta, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 78,666 (3,933) (3,933)

NVIT U.S. 130/30 Equity Fund - December 31, 2024 - Statement of Investments - 37
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Boeing Co. (The) Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 17,989 (8,095) (8,095)
BOK Financial Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 6,805 (5,886) (5,886)
Brunswick Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 48,398 (24,865) (24,865)
Builders FirstSource,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 7,615 (3,351) (3,351)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 51,506 (20,087) (20,087)
Chart Industries, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 17,595 (4,399) (4,399)
Choice Hotels
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.71% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 37,571 (28,554) (28,554)
Cirrus Logic, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 33,651 (20,527) (20,527)
Civitas Resources,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 35,572 (62,251) (62,251)
Cleveland-Cliffs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 201,001 (20,100) (20,100)
Columbia Banking
System, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 57,286 (24,633) (24,633)
Comfort Systems
USA, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 5,188 (27,133) (27,133)
Crocs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 17,156 (14,068) (14,068)
Darling Ingredients,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 112,274 (77,469) (77,469)
Dropbox, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 312,572 (65,640) (65,640)
Enovis Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 120,657 (54,296) (54,296)
Envista Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 269,716 (48,549) (48,549)
EPAM Systems, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 9,525 (8,192) (8,192)
GE HealthCare
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 42,157 (17,706) (17,706)

38 - Statement of Investments - December 31, 2024 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Gen Digital, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 196,192 (24,524) (24,524)
General Motors Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 47,521 (12,831) (12,831)
Globus Medical, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 69,840 (2,794) (2,794)
GRAIL, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 9,955 (7,864) (7,864)
Graphic Packaging
Holding Co.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 199,284 (26,477) (26,477)
Guidewire Software,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 6,833 (1,913) (1,913)
Healthcare Realty
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 320,121 (102,439) (102,439)
Insmed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 23,755 (4,038) (4,038)
Interactive Brokers
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 3,613 (8,238) (8,238)
Iridium
Communications,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 114,755 (21,803) (21,803)
Kraft Heinz Co.
(The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 7,321 (2,562) (2,562)
Leonardo DRS, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 6,143 (983) (983)
Lithia Motors, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 11,192 (4,029) (4,029)
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 121,920 (18,288) (18,288)
MACOM Technology
Solutions Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 34,504 (1,380) (1,380)
Maplebear, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 116,064 (75,442) (75,442)
Mattel, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 287,848 (14,392) (14,392)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 26,156 (3,400) (3,400)
Medical Properties
Trust, Inc.
Increases in total
return of reference
entity
OBFR - 1.96% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 1,229,037 (381,001) (381,001)

NVIT U.S. 130/30 Equity Fund - December 31, 2024 - Statement of Investments - 39
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Meta Platforms, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 2,560 (13,389) (13,389)
Microchip
Technology, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 84,734 (20,429) (20,429)
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 22,548 (56,370) (56,370)
Motorola Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 2,842 (8,776) (8,776)
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 1.71% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 314,267 (25,141) (25,141)
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 66,605 (25,976) (25,976)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 162,429 (518,149) (518,149)
Old Dominion
Freight Line, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 4,595 (2,849) (2,849)
Old National
Bancorp
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 261,963 (35,365) (35,365)
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 36,725 (367) (367)
Playtika Holding
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 125,785 (2,516) (2,516)
PTC, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 5,144 (1,080) (1,080)
Qualys, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 5,578 (3,291) (3,291)
Rayonier, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 79,158 (181,668) (181,668)
RBC Bearings, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 17,364 (35,596) (35,596)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 33,766 (4,390) (4,390)
Robinhood Markets,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 184,717 (188,411) (188,411)
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 36,095 (22,379) (22,379)
S&P Global, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 12,023 (11,061) (11,061)

40 - Statement of Investments - December 31, 2024 - NVIT U.S. 130/30 Equity Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
SentinelOne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 51,351 (13,351) (13,351)
Service Corp.
International
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 64,563 (19,369) (19,369)
Snap, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 123,143 (11,083) (11,083)
STERIS plc Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 25,606 (24,081) (24,081)
Teradyne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 56,956 (37,591) (37,591)
Tesla, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 485 (6,581) (6,581)
TripAdvisor, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 100,034 (13,004) (13,004)
Ubiquiti, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 10,418 (37,505) (37,505)
UGI Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 227,449 (101,215) (101,215)
UiPath, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 204,979 (6,149) (6,149)
Under Armour, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 393,364 (27,536) (27,536)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 472,581 (108,694) (108,694)
Veralto Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 42,300 (2,115) (2,115)
VF Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 283,760 (39,726) (39,726)
Viatris, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 351,365 (28,535) (28,535)
Walgreens Boots
Alliance, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/27/2026 504,234 (144,977) (144,977)
Warner Bros
Discovery, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 593,026 (35,582) (35,582)
WillScot Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 157,967 (14,217) (14,217)

NVIT U.S. 130/30 Equity Fund - December 31, 2024 - Statement of Investments - 41
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Wyndham Hotels &
Resorts, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 58,220 (31,440) (31,440)
– –
Total unrealized depreciation (3,872,031) (3,872,031)
– –
Net unrealized depreciation (1,944,368) (1,944,368)
Financing Costs of Swap Contracts (234,134) (234,134)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (2,178,502) (2,178,502)
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

42 - Statements of Assets and Liabilities - December 31, 2024 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
Assets:
Investment securities, at value
*
$ 558,437,230
Repurchase agreements, at value 4,976,056
Cash 7,868,723
Deposits with broker for futures contracts 234,661
Foreign currencies, at value 657,531
Interest and dividends receivable 806,217
Security lending income receivable 1,518
Receivable for investments sold —
Reclaims receivable 51,446
Swap contracts, at value (Note 2) —
Receivable for variation margin on futures contracts —
Receivable for variation margin on centrally cleared swap contracts —
Prepaid expenses 1,403
Total Assets 573,034,785
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 233,137
Payable for variation margin on futures contracts 21,120
Swap contracts, at value (Note 2) —
Payable upon return of securities loaned (Note 2) 4,976,056
Accrued expenses and other payables:
Investment advisory fees 449,553
Fund administration fees 58,350
Accounting and transfer agent fees 1,419
Trustee fees 58
Deferred capital gain country tax 1,135,845
Custodian fees 35,161
Compliance program costs (Note 3) 595
Professional fees 70,455
Printing fees 422
Other 4,884
Total Liabilities 6,987,055
Net Assets $ 566,047,730
* Includes value of securities on loan (Note 2) 8,849,054
Cost of investment securities 503,447,453
Cost of repurchase agreements 4,976,056
Cost of foreign currencies 672,212
Represented by:
Capital $ 564,609,495
Total distributable earnings (loss) 1,438,235
Net Assets $ 566,047,730

1940 Act Funds - December 31, 2024 - Statements of Assets and Liabilities - 43
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 1,002,258,175 $ 2,022,561,794 $ 190,030,598 $ 1,047,910,010
15,792,067 4,973,529 17,476,762 —
12,990,765 17,465,419 2,175,583 31,108,291
734,904 — 115,855 —
1,951,441 — — —
870,287 1,503,426 218,603 710,652
7,186 2,819 7,524 —
— — — 1,634,954
3,567,706 — — —
— — — 1,927,663
3,020 — 1,365 —
— — — 221,657
544 2,632 320 1,240
1,038,176,095 2,046,509,619 210,026,610 1,083,514,467
— — — 346,364
120,200 278,858 11,130 225,635
— — — —
— — — 4,106,165
15,792,067 4,973,529 17,476,762 —
641,641 947,687 118,608 694,504
66,655 119,946 38,858 23,467
1,498 6,494 4,996 2,772
47 57 51 16
— — — —
737 25,552 12,804 10,215
1,071 2,298 230 959
18,005 11,891 8,320 9,888
73 428 15,204 42
75,600 19,048 2,409 9,651
16,717,594 6,385,788 17,689,372 5,429,678
$ 1,021,458,501 $ 2,040,123,831 $ 192,337,238 $ 1,078,084,789
45,867,306 23,436,495 34,780,995 —
966,779,318 1,462,819,068 174,041,413 858,379,714
15,792,067 4,973,529 17,476,762 —
1,985,527 — — —
$ 947,615,532 $ 1,135,892,938 $ 147,499,454 $ 724,525,724
73,842,969 904,230,893 44,837,784 353,559,065
$ 1,021,458,501 $ 2,040,123,831 $ 192,337,238 $ 1,078,084,789

44 - Statements of Assets and Liabilities - December 31, 2024 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
Net Assets:
Class Y Shares $ 566,047,730
Total $ 566,047,730
Shares Outstanding (unlimited number of shares authorized):
Class Y Shares 66,343,476
Total 66,343,476
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares $ 8 .53

1940 Act Funds - December 31, 2024 - Statements of Assets and Liabilities - 45
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 1,021,458,501 $ 2,040,123,831 $ 192,337,238 $ 1,078,084,789
$ 1,021,458,501 $ 2,040,123,831 $ 192,337,238 $ 1,078,084,789
96,540,264 146,082,147 15,357,899 86,629,437
96,540,264 146,082,147 15,357,899 86,629,437
$ 10 .58 $ 13 .97 $ 12 .52 $ 12 .44

46 - Statements of Operations - For the Year Ended December 31, 2024 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging
Markets Equity
Insights Fund
INVESTMENT INCOME:
Dividend income $ 22,933,194
Interest income 348,297
Income from securities lending (Note 2) 19,830
Foreign tax withholding (2,703,910)
European Union tax reclaims (Note 2) —
Total Income 20,597,411
EXPENSES:
Investment advisory fees 6,363,178
Fund administration fees 232,228
Professional fees 201,125
Printing fees 3,217
Trustee fees 21,062
Custodian fees 99,270
Accounting and transfer agent fees 12,662
Compliance program costs (Note 3) 2,858
European Union tax reclaims filing fees (Note 2) —
Other 14,077
Total expenses before earnings credit 6,949,677
Earnings credit (Note 4) —
Net Expenses 6,949,677
NET INVESTMENT INCOME 13,647,734
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities† 50,803,179
Expiration or closing of futures contracts (Note 2) 81,955
Foreign currency transactions (Note 2) (860,649)
Expiration or closing of swap contracts (Note 2) —
Net realized gains (losses) 50,024,485
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† 8,564,581
Futures contracts (Note 2) (319,571)
Translation of assets and liabilities denominated in foreign currencies (Note 2) (40,859)
Swap contracts (Note 2) —
Net change in unrealized appreciation/depreciation 8,204,151
Net realized/unrealized gains (losses) 58,228,636
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 71,876,370
† Net of capital gain country taxes $ (7,572,280)
†† Net of (increase) decrease in deferred capital gain country tax accrual on unrealized appreciation/
depreciation $ 1,958,703

1940 Act Funds - For the Year Ended December 31, 2024 - Statements of Operations - 47
NVIT GS
International Equity
Insights Fund
NVIT GS Large Cap
Equity Fund
NVIT GS Small Cap
Equity Insights
Fund
NVIT U.S. 130/30
Equity Fund
$ 25,786,374 $ 25,329,830 $ 3,005,495 $ 10,817,065
219,093 593,552 135,712 1,089,453
99,733 67,069 171,343 —
(2,054,183) — (8,539) —
381,834 — — —
24,432,851 25,990,451 3,304,011 11,906,518
6,276,958 11,520,715 1,562,480 6,974,318
266,108 604,090 106,603 287,360
67,282 97,916 34,985 61,420
3,644 11,276 — 4,682
32,593 77,724 8,211 33,169
74,370 101,611 23,614 18,741
6,118 11,896 1,359 5,007
3,706 9,437 987 3,941
66,821 — — —
15,428 47,530 4,767 19,723
6,813,028 12,482,195 1,743,006 7,408,361
— — — (18,741)
6,813,028 12,482,195 1,743,006 7,389,620
17,619,823 13,508,256 1,561,005 4,516,898
95,067,180 357,278,846 54,786,805 149,337,003
(1,581,432) (48,086) 210,708 —
186,907 — — —
— — — 14,184,407
93,672,655 357,230,760 54,997,513 163,521,410
(60,297,121) 125,186,973 (14,440,721) 10,206,909
(99,375) — (83,358) —
(476,363) — — —
— — — (3,766,232)
(60,872,859) 125,186,973 (14,524,079) 6,440,677
32,799,796 482,417,733 40,473,434 169,962,087
$ 50,419,619 $ 495,925,989 $ 42,034,439 $ 174,478,985
$ — $ — $ — $ —
$ — $ — $ — $ —

The accompanying notes are an integral part of these financial statements.
48 - Statements of Changes in Net Assets - December 31, 2024 - 1940 Act Funds
NVIT GS Emerging Markets Equity Insights
Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 13,647,734 $ 11,843,781
Net realized gains (losses) 50,024,485 (19,216,576)
Net change in unrealized appreciation/depreciation 8,204,151 82,169,378
Change in net assets resulting from operations 71,876,370 74,796,583
Distributions to Shareholders From:
Distributable earnings:
Class Y (18,484,370) (15,671,729)
Change in net assets from shareholder distributions (18,484,370) (15,671,729)
Change in net assets from capital transactions (236,669,740) 249,334,007
Change in net assets (183,277,740) 308,458,861
Net Assets:
Beginning of year 749,325,470 440,866,609
End of year $ 566,047,730 $ 749,325,470
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 32,495,127 $ 304,563,432
Dividends reinvested 18,484,370 15,671,729
Cost of shares redeemed (287,649,237) (70,901,154)
Total Class Y Shares (236,669,740) 249,334,007
Change in net assets from capital transactions $ (236,669,740) $ 249,334,007
SHARE TRANSACTIONS:
Class Y Shares
Issued 3,748,667 40,180,287
Reinvested 2,211,049 2,052,597
Redeemed (32,895,825) (9,096,237)
Total Class Y Shares (26,936,109) 33,136,647
Total change in shares (26,936,109) 33,136,647

1940 Act Funds - December 31, 2024 - Statements of Changes in Net Assets - 49
NVIT GS International Equity Insights Fund NVIT GS Large Cap Equity Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 17,619,823 $ 18,617,063 $ 13,508,256 $ 18,877,071
93,672,655 47,196,007 357,230,760 137,840,894
(60,872,859) 70,829,171 125,186,973 321,733,530
50,419,619 136,642,241 495,925,989 478,451,495
(26,709,804) (23,723,838) (37,522,083) (19,297,861)
(26,709,804) (23,723,838) (37,522,083) (19,297,861)
250,437,403 (146,175,349) (596,796,637) (587,644,986)
274,147,218 (33,256,946) (138,392,731) (128,491,352)
747,311,283 780,568,229 2,178,516,562 2,307,007,914
$ 1,021,458,501 $ 747,311,283 $ 2,040,123,831 $ 2,178,516,562
$ 461,852,042 $ 6,305,407 $ 11,152,136 $ 17,043,392
26,709,804 23,723,838 37,522,083 19,297,861
(238,124,443) (176,204,594) (645,470,856) (623,986,239)
250,437,403 (146,175,349) (596,796,637) (587,644,986)
$ 250,437,403 $ (146,175,349) $ (596,796,637) $ (587,644,986)
41,702,498 667,092 857,156 1,689,464
2,398,643 2,467,070 2,798,862 1,767,784
(21,350,030) (18,413,102) (49,668,946) (59,844,522)
22,751,111 (15,278,940) (46,012,928) (56,387,274)
22,751,111 (15,278,940) (46,012,928) (56,387,274)

The accompanying notes are an integral part of these financial statements.
50 - Statements of Changes in Net Assets - December 31, 2024 - 1940 Act Funds
+
NVIT GS Small Cap Equity Insights Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 1,561,005 $ 2,006,960
Net realized gains 54,997,513 6,853,463
Net change in unrealized appreciation/depreciation (14,524,079) 31,654,603
Change in net assets resulting from operations 42,034,439 40,515,026
Distributions to Shareholders From:
Distributable earnings:
Class Y (1,461,042) (2,153,283)
Change in net assets from shareholder distributions (1,461,042) (2,153,283)
Change in net assets from capital transactions (73,030,873) (40,014,973)
Change in net assets (32,457,476) (1,653,230)
Net Assets:
Beginning of year 224,794,714 226,447,944
End of year $ 192,337,238 $ 224,794,714
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 1,913,497 $ 2,639,862
Dividends reinvested 1,461,042 2,153,283
Cost of shares redeemed (76,405,412) (44,808,118)
Total Class Y Shares (73,030,873) (40,014,973)
Change in net assets from capital transactions $ (73,030,873) $ (40,014,973)
SHARE TRANSACTIONS:
Class Y Shares
Issued 160,728 283,527
Reinvested 111,748 217,603
Redeemed (6,169,432) (4,626,962)
Total Class Y Shares (5,896,956) (4,125,832)
Total change in shares (5,896,956) (4,125,832)

1940 Act Funds - December 31, 2024 - Statements of Changes in Net Assets - 51
NVIT U.S. 130/30 Equity Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 4,516,898 $ 6,342,300
163,521,410 69,643,526
6,440,677 147,815,284
174,478,985 223,801,110
(67,918,516) (289,826,363)
(67,918,516) (289,826,363)
53,751,623 (21,591,476)
160,312,092 (87,616,729)
917,772,697 1,005,389,426
$ 1,078,084,789 $ 917,772,697
$ 225,656,579 $ 4,986,022
67,918,516 289,826,363
(239,823,472) (316,403,861)
53,751,623 (21,591,476)
$ 53,751,623 $ (21,591,476)
17,719,456 407,181
5,994,573 28,387,855
(19,906,061) (23,940,910)
3,807,968 4,854,126
3,807,968 4,854,126

52 - Financial Highlights - December 31, 2024 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Emerging Markets Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
12/31/2024 $ 8.03 $ 0.17 $ 0.61 $ 0.78 $ (0.28) $ — $ (0.28) $ 8.53 9.79% $ 566,048 1.00% 1.97% 1.00% 153.24%
12/31/2023 7.33 0.19 0.78 0.97 (0.27) — (0.27) 8.03 13.43% 749,325 0.99% 2.47% 0.99% 160.74%
12/31/2022 12.27 0.27 (2.54) (2.27) (0.41) (2.26) (2.67) 7.33 (18.86)% 440,867 0.98% 2.81% 0.98% 157.70%
12/31/2021 12.54 0.32 (0.27) 0.05 (0.24) (0.08) (0.32) 12.27 0.33% 536,099 0.98% 2.39% 0.98% 188.81%
12/31/2020(e) 10.00 0.02 2.52 2.54 — — — 12.54 25.40% 678,516 0.98% 0.36% 0.98% 84.81%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) For the period from July 17, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of July 16, 2020 through
December 31, 2020.

1940 Act Funds - December 31, 2024 - Financial Highlights - 53
The accompanying notes are an integral part of these financial statements.
NVIT GS International Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
12/31/2024 $ 10.13 $ 0.22 $ 0.51 $ 0.73 $ (0.28) $ — $ (0.28) $ 10.58 7.09% $ 1,021,459 0.79% 2.04% 0.79% 169.60%
12/31/2023 8.76 0.24 1.45 1.69 (0.32) — (0.32) 10.13 19.52% 747,311 0.80% 2.47% 0.80% 152.26%
12/31/2022 11.46 0.32 (2.02) (1.70) (0.48) (0.52) (1.00) 8.76 (14.29)% 780,568 0.77% 3.30% 0.77% 158.67%
12/31/2021 10.80 0.28 0.99 1.27 (0.61) — (0.61) 11.46 11.65% 1,190,973 0.76% 2.43% 0.76% 156.27%
12/31/2020 10.31 0.15 0.35 0.50 (0.01) — (0.01) 10.80 4.89%(e) 1,467,786 0.77% 1.59% 0.77% 163.28%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

54 - Financial Highlights - December 31, 2024 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT GS Large Cap Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
12/31/2024 $ 11.34 $ 0.08 $ 2.79 $ 2.87 $ (0.09) $ (0.15) $ (0.24) $ 13.97 25.37% $ 2,040,124 0.58% 0.62% 0.58% 124.07%
12/31/2023 9.28 0.08 2.08 2.16 (0.10) — (0.10) 11.34 23.31% 2,178,517 0.57% 0.83% 0.57% 190.89%
12/31/2022 15.55 0.10 (3.06) (2.96) (0.11) (3.20) (3.31) 9.28 (19.64)%(e) 2,307,008 0.57% 0.85% 0.57% 203.75%
12/31/2021 12.26 0.10 3.57 3.67 (0.11) (0.27) (0.38) 15.55 30.06%(e) 3,044,622 0.57% 0.67% 0.57% 207.61%
12/31/2020 10.60 0.08 1.73 1.81 (0.09) (0.06) (0.15) 12.26 17.22% 2,713,154 0.58% 0.79% 0.58% 213.52%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

1940 Act Funds - December 31, 2024 - Financial Highlights - 55
The accompanying notes are an integral part of these financial statements.
NVIT GS Small Cap Equity Insights Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
12/31/2024 $ 10.58 $ 0.08 $ 1.95 $ 2.03 $ (0.09) $ — $ (0.09) $ 12.52 19.18% $ 192,337 0.78% 0.70% 0.78% 153.92%
12/31/2023 8.92 0.09 1.67 1.76 (0.10) — (0.10) 10.58 19.83% 224,795 0.75% 0.92% 0.75% 151.16%
12/31/2022 14.29 0.10 (2.87) (2.77) (0.08) (2.52) (2.60) 8.92 (19.68)% 226,448 0.75% 0.85% 0.75% 158.45%
12/31/2021 11.68 0.06 2.63 2.69 (0.08) — (0.08) 14.29 23.02% 297,076 0.77% 0.42% 0.77% 171.52%
12/31/2020 11.12 0.05 0.77 0.82 (0.05) (0.21) (0.26) 11.68 7.81% 219,526 0.85% 0.57% 0.85% 147.75%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

56 - Financial Highlights - December 31, 2024 - 1940 Act Funds
The accompanying notes are an integral part of these financial statements.
NVIT U.S. 130/30 Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class Y Shares
12/31/2024 $ 11.08 $ 0.06 $ 2.25 $ 2.31 $ — $ (0.95) $ (0.95) $ 12.44 21.64% $ 1,078,085 0.80% 0.48% 0.80% 98.83%
12/31/2023 12.90 0.08 2.86 2.94 (2.36) (2.40) (4.76) 11.08 26.17% 917,773 0.80% 0.66% 0.80% 71.61%
12/31/2022 16.63 0.11 0.10 0.21 (0.93) (3.01) (3.94) 12.90 1.64% 1,005,389 0.79% 0.69% 0.79% 113.42%
12/31/2021 12.22 0.08 4.33 4.41 — — — 16.63 36.09% 1,389,716 0.78% 0.56% 0.78% 102.12%
12/31/2020 10.49 0.07 1.66 1.73 — — — 12.22 16.49% 951,673 0.82% 0.69% 0.82% 74.26%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

1940 Act Funds - December 31, 2024 - Notes to Financial Statements - 57
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2024, the Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT GS Emerging Markets Equity Insights Fund ("GS Emerging Markets")
NVIT GS International Equity Insights Fund ("GS International")
NVIT GS Large Cap Equity Fund (formerly, GS Large Cap Equity Insights Fund) ("GS Large Cap")
NVIT GS Small Cap Equity Insights Fund ("GS Small Cap")
NVIT U.S. 130/30 Equity Fund ("U.S. 130/30")
Only other series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds, hold shares of GS International,
GS Large Cap, GS Small Cap and U.S. 130/30. Shares of GS Emerging Markets are held by other series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds and NVIT Investor Destinations Funds.
The Funds currently offer Class Y shares.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

58 - Notes to Financial Statements - December 31, 2024 - 1940 Act Funds
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

1940 Act Funds - December 31, 2024 - Notes to Financial Statements - 59
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2024. Please refer to the Statements of Investments for additional information on portfolio holdings.
GS Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 2,287,915 $ 936,736 $ – $ 3,224,651
Air Freight & Logistics – 621,060 – 621,060
Automobiles – 7,094,597 – 7,094,597
Banks 7,395,270 87,602,627 – 94,997,897
Beverages 822,051 111,210 – 933,261
Biotechnology – 1,034,932 – 1,034,932
Broadline Retail 2,868,964 18,572,811 – 21,441,775
Capital Markets – 13,192,205 – 13,192,205
Chemicals – 3,566,453 – 3,566,453
Communications Equipment – 6,452,090 – 6,452,090
Construction & Engineering – 7,577,638 – 7,577,638
Construction Materials 521,320 5,863,080 – 6,384,400
Consumer Finance 579,538 2,168,621 – 2,748,159
Consumer Staples Distribution & Retail – 1,304,202 – 1,304,202
Diversified Consumer Services – 442,171 – 442,171
Diversified REITs 393,611 – – 393,611
Diversified Telecommunication Services 404,680 3,021,815 – 3,426,495
Electric Utilities 301,608 3,214,238 – 3,515,846
Electrical Equipment – 9,333,582 – 9,333,582
Electronic Equipment, Instruments &
Components – 5,882,972 – 5,882,972
Entertainment 511,885 8,605,532 – 9,117,417
Financial Services – 12,264,735 – 12,264,735
Food Products 338,826 4,749,268 – 5,088,094
Gas Utilities – 513,206 – 513,206
Ground Transportation 279,156 – – 279,156
Health Care Providers & Services – 2,526,336 – 2,526,336
Hotels, Restaurants & Leisure 808,931 22,124,673 – 22,933,604
Household Durables – 4,148,297 – 4,148,297
Household Products – 191,793 – 191,793
Independent Power and Renewable
Electricity Producers – 2,516,547 – 2,516,547
Industrial Conglomerates – 3,005,698 – 3,005,698
Insurance – 28,834,181 – 28,834,181
Interactive Media & Services – 27,298,097 – 27,298,097
IT Services 5,964,432 18,297,994 – 24,262,426
Machinery – 10,947,314 – 10,947,314
Marine Transportation – 3,597,878 – 3,597,878
Media 353,070 114,691 – 467,761
Metals & Mining 4,639,508 9,135,650 – 13,775,158
Multi-Utilities – 626,063 – 626,063
Oil, Gas & Consumable Fuels 1,359,240 7,715,376 – 9,074,616
Paper & Forest Products – 84,392 – 84,392
Passenger Airlines – 12,425,135 – 12,425,135
Pharmaceuticals 416,509 18,772,367 – 19,188,876
Real Estate Management & Development 339,095 14,449,905 – 14,789,000
Retail REITs – 846,266 – 846,266
Semiconductors & Semiconductor
Equipment – 73,012,163 – 73,012,163
Software – 1,508,439 – 1,508,439
Specialty Retail – 2,683,849 – 2,683,849
Technology Hardware, Storage &
Peripherals – 37,283,931 – 37,283,931
Textiles, Apparel & Luxury Goods – 2,420,822 – 2,420,822
Tobacco – 3,751,790 – 3,751,790

60 - Notes to Financial Statements - December 31, 2024 - 1940 Act Funds
Level 1 Level 2 Level 3 Total
Assets:
Trading Companies & Distributors $ – $ 71,257 $ – $ 71,257
Transportation Infrastructure 1,781,666 1,959,183 – 3,740,849
Water Utilities 1,646,517 – – 1,646,517
Wireless Telecommunication Services – 9,947,570 – 9,947,570
Total Common Stocks $ 34,013,792 $ 524,423,438 $ – $ 558,437,230
Repurchase Agreements – 4,976,056 – 4,976,056
Total Assets $ 34,013,792 $ 529,399,494 $ – $ 563,413,286
Liabilities:
Futures Contracts# $ (259,530) $ – $ – $ (259,530)
Total Liabilities $ (259,530) $ – $ – $ (259,530)
Total $ 33,754,262 $ 529,399,494 $ – $ 563,153,756
GS International
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 42,094,286 $ – $ 42,094,286
Air Freight & Logistics – 130,349 – 130,349
Automobile Components – 9,794,719 – 9,794,719
Automobiles – 19,246,265 – 19,246,265
Banks – 106,167,470 – 106,167,470
Beverages – 1,310,954 – 1,310,954
Biotechnology – 5,750,811 – 5,750,811
Broadline Retail – 14,665,831 – 14,665,831
Building Products – 2,417,683 – 2,417,683
Capital Markets – 49,298,018 – 49,298,018
Chemicals – 27,163,517 – 27,163,517
Commercial Services & Supplies – 3,776,809 – 3,776,809
Communications Equipment – 10,854,015 – 10,854,015
Construction & Engineering – 4,880,002 – 4,880,002
Construction Materials – 944,079 – 944,079
Consumer Finance – 303,367 – 303,367
Consumer Staples Distribution & Retail – 16,667,000 – 16,667,000
Diversified REITs – 925,763 – 925,763
Diversified Telecommunication Services – 15,624,077 – 15,624,077
Electric Utilities – 3,838,589 – 3,838,589
Electrical Equipment – 38,307,143 – 38,307,143
Electronic Equipment, Instruments &
Components – 17,011,997 – 17,011,997
Energy Equipment & Services – 2,217,272 – 2,217,272
Entertainment – 6,528,974 – 6,528,974
Financial Services – 30,844,574 – 30,844,574
Food Products – 35,768,424 – 35,768,424
Gas Utilities – 1,180,539 – 1,180,539
Ground Transportation – 1,715,144 – 1,715,144
Health Care Equipment & Supplies – 7,226,695 – 7,226,695
Health Care Providers & Services – 16,209,597 – 16,209,597
Health Care Technology – 649,318 – 649,318
Hotels, Restaurants & Leisure 223,704 16,013,245 – 16,236,949
Household Durables – 17,351,915 – 17,351,915
Household Products – 17,382,808 – 17,382,808
Independent Power and Renewable
Electricity Producers – 1,786,314 – 1,786,314
Industrial Conglomerates – 23,199,733 – 23,199,733
Industrial REITs – 480,118 – 480,118
Insurance – 54,948,711 – 54,948,711
Interactive Media & Services – 3,764,842 – 3,764,842
IT Services – 13,488,261 – 13,488,261

1940 Act Funds - December 31, 2024 - Notes to Financial Statements - 61
Level 1 Level 2 Level 3 Total
Assets:
Leisure Products $ – $ 2,170,197 $ – $ 2,170,197
Life Sciences Tools & Services – 3,897,960 – 3,897,960
Machinery – 17,680,238 – 17,680,238
Marine Transportation – 14,358,290 – 14,358,290
Media 197,518 2,052,812 – 2,250,330
Metals & Mining 1,165,849 26,969,103 – 28,134,952
Multi-Utilities – 11,907,890 – 11,907,890
Office REITs – 328,861 – 328,861
Oil, Gas & Consumable Fuels 11,176,518 5,814,627 – 16,991,145
Passenger Airlines – 8,682,940 – 8,682,940
Pharmaceuticals 17,100,407 63,314,350 – 80,414,757
Professional Services – 30,219,304 – 30,219,304
Real Estate Management & Development – 16,771,314 – 16,771,314
Retail REITs – 2,982,451 – 2,982,451
Semiconductors & Semiconductor
Equipment – 18,317,217 – 18,317,217
Software – 39,947,139 – 39,947,139
Specialty Retail – 10,080,983 – 10,080,983
Technology Hardware, Storage &
Peripherals – 4,050,683 – 4,050,683
Textiles, Apparel & Luxury Goods – 17,968,154 – 17,968,154
Tobacco – 11,643,472 – 11,643,472
Trading Companies & Distributors – 10,310,299 – 10,310,299
Wireless Telecommunication Services – 10,996,667 – 10,996,667
Total Common Stocks $ 29,863,996 $ 972,394,179 $ – $ 1,002,258,175
Futures Contracts# 52,496 – – 52,496
Repurchase Agreements – 15,792,067 – 15,792,067
Total Assets $ 29,916,492 $ 988,186,246 $ – $ 1,018,102,738
Liabilities:
Futures Contracts# $ (147,926) $ – $ – $ (147,926)
Total Liabilities $ (147,926) $ – $ – $ (147,926)
Total $ 29,768,566 $ 988,186,246 $ – $ 1,017,954,812
GS Large Cap
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,022,561,794 $ – $ – $ 2,022,561,794
Repurchase Agreements – 4,973,529 – 4,973,529
Total $ 2,022,561,794 $ 4,973,529 $ – $ 2,027,535,323
GS Small Cap
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 65,691 $ – $ – $ 65,691
Common Stocks 189,964,907 – – 189,964,907
Repurchase Agreements – 17,476,762 – 17,476,762
Total Assets $ 190,030,598 $ 17,476,762 $ – $ 207,507,360
Liabilities:
Futures Contracts# $ (76,090) $ – $ – $ (76,090)
Total Liabilities $ (76,090) $ – $ – $ (76,090)
Total $ 189,954,508 $ 17,476,762 $ – $ 207,431,270

62 - Notes to Financial Statements - December 31, 2024 - 1940 Act Funds
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2024, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap
U.S. 130/30
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,047,910,010 $ – $ – $ 1,047,910,010
Total Return Swaps† – 1,927,663 – 1,927,663
Total Assets $ 1,047,910,010 $ 1,927,663 $ – $ 1,049,837,673
Liabilities:
Total Return Swaps† $ – $ (4,106,165) $ – $ (4,106,165)
Total Liabilities $ – $ (4,106,165) $ – $ (4,106,165)
Total $ 1,047,910,010 $ (2,178,502) $ – $ 1,045,731,508
#
Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
†
Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of December 31, 2024, GS Emerging Markets held three common stock investments that were categorized as Level 3 investments which were each valued at $0.

1940 Act Funds - December 31, 2024 - Notes to Financial Statements - 63
contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty

64 - Notes to Financial Statements - December 31, 2024 - 1940 Act Funds
credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2024:
GS Emerging Markets
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (259,530)
Total $ (259,530)
GS International
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ 52,496
Total $ 52,496
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (147,926)
Total $ (147,926)
GS Small Cap
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (76,090)
Total $ (76,090)
U.S. 130/30
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 1,927,663
Total $ 1,927,663
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (4,106,165)
Total $ (4,106,165)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.

1940 Act Funds - December 31, 2024 - Notes to Financial Statements - 65
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2024:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2024:
GS Emerging Markets
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 81,955
Total $ 81,955
GS International
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (1,581,432)
Total $ (1,581,432)
GS Large Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ (48,086)
Total $ (48,086)
GS Small Cap
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 210,708
Total $ 210,708
U.S. 130/30
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 14,184,407
Total $ 14,184,407
GS Emerging Markets
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (319,571)
Total $ (319,571)
GS International
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (99,375)
Total $ (99,375)
GS Small Cap
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (83,358)
Total $ (83,358)

66 - Notes to Financial Statements - December 31, 2024 - 1940 Act Funds
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2024:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
As of December 31, 2024, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
U.S. 130/30
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ (3,766,232)
Total $ (3,766,232)
GS Emerging Markets
Futures Contracts:
Average Notional Balance Long $ 2,588,680
GS International
Futures Contracts:
Average Notional Balance Long $ 3,909,688
GS Large Cap
Futures Contracts:
Average Notional Balance Long $ 370,284
GS Small Cap
Futures Contracts:
Average Notional Balance Long $ 930,583
U.S. 130/30
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 301,293,455
Average Notional Balance — Pays Float Rate $ (282,871,867)

1940 Act Funds - December 31, 2024 - Notes to Financial Statements - 67
The following tables set forth certain Funds' net exposure by counterparty for OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of December 31, 2024:
(f) Securities Lending
During the year ended December 31, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
U.S. 130/30
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 1,927,663 $ (1,927,663) $ — $ —
Total $ 1,927,663 $ (1,927,663) $ — $ —
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
$ (3,872,031) $ 1,927,663 $ — $ (1,944,368)
Total $ (3,872,031) $ 1,927,663 $ — $ (1,944,368)

68 - Notes to Financial Statements - December 31, 2024 - 1940 Act Funds
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
1
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the year ended December 31, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
GS Emerging Markets $ 4,976,056
GS International 15,792,067
GS Large Cap 4,973,529
GS Small Cap 17,476,762

1940 Act Funds - December 31, 2024 - Notes to Financial Statements - 69
As of December 31, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2024, the joint repos on a gross basis were as follows:
Bank of America NA, 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $82,020,272, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 4.00%, maturing 2/1/2047 - 1/1/2048; total market value $83,640,000.
BofA Securities, Inc., 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $50,012,361, collateralized by U.S. Government
Agency Securities, ranging from 2.50% - 5.70%, maturing 8/16/2046 - 7/20/2072; total market value $51,000,000.
Cantor Fitzgerald & Co., 4.52%, dated 12/31/2024, due 1/2/2025, repurchase price $52,053,068, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 9.00%, maturing 2/1/2025 - 8/20/2074; total market value $53,080,800.
Cantor Fitzgerald & Co., 4.52%, dated 12/31/2024, due 1/2/2025, repurchase price $190,102,871, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.19% - 9.00%, maturing 2/1/2025 - 8/20/2074; total market value
$193,856,249.
CF Secured, LLC, 4.47%, dated 12/31/2024, due 1/2/2025, repurchase price $60,014,900, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.36%, maturing 1/7/2025 - 2/20/2073; total market value $61,215,215.
MetLife, Inc., 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $127,031,397, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 11/15/2038 - 11/15/2045; total market value $129,607,856.
Pershing LLC, 4.38%, dated 12/31/2024, due 1/2/2025, repurchase price $77,518,858, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 1/1/2025 - 11/20/2074; total market value $79,050,000.
GS Emerging Markets
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 40,000 $ – $ 40,000 $ (40,000) $ –
Cantor Fitzgerald &
Co. 3,936,056 – 3,936,056 (3,936,056) –
CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 4,976,056 $ – $ 4,976,056 $ (4,976,056) $ –

70 - Notes to Financial Statements - December 31, 2024 - 1940 Act Funds
GS International
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
BofA Securities, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Cantor Fitzgerald &
Co. 3,000,000 – 3,000,000 (3,000,000) –
Cantor Fitzgerald &
Co. 1,792,067 – 1,792,067 (1,792,067) –
CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
MetLife, Inc. 4,000,000 – 4,000,000 (4,000,000) –
Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 15,792,067 $ – $ 15,792,067 $ (15,792,067) $ –
GS Large Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 2,473,529 $ – $ 2,473,529 $ (2,473,529) $ –
CF Secured, LLC 2,000,000 – 2,000,000 (2,000,000) –
Pershing LLC 500,000 – 500,000 (500,000) –
Total $ 4,973,529 $ – $ 4,973,529 $ (4,973,529) $ –

1940 Act Funds - December 31, 2024 - Notes to Financial Statements - 71
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2024 are primarily attributable to foreign capital gains tax, foreign currency gain/loss, investments in passive foreign investment companies ("PFICs"), investments in real estate investment
GS Small Cap
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 6,000,000 $ – $ 6,000,000 $ (6,000,000) $ –
Cantor Fitzgerald &
Co. 4,000,000 – 4,000,000 (4,000,000) –
Cantor Fitzgerald &
Co. 2,476,762 – 2,476,762 (2,476,762) –
Pershing LLC 5,000,000 – 5,000,000 (5,000,000) –
Total $ 17,476,762 $ – $ 17,476,762 $ (17,476,762) $ –
* As of December 31, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

72 - Notes to Financial Statements - December 31, 2024 - 1940 Act Funds
trusts, and treatment of notional principal contracts. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future.
The temporary differences as of December 31, 2024 may primarily be attributable to treatment of notional principal contracts, outstanding wash sale loss deferrals, and investments in PFICs. These reclassifications have no effect upon the NAV of a Fund.
Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
For the year ended December 31, 2024, the Funds have no reclassifications between capital and total distributable earnings.
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU Reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the
Statements of Operations.
(m) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.

1940 Act Funds - December 31, 2024 - Notes to Financial Statements - 73
As of December 31, 2024, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
For the year ended December 31, 2024, the Funds' effective advisory fee rates were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
Fund Subadviser
GS Emerging Markets Equity Goldman Sachs Asset Management, L.P. (“GSAM”)
GS International GSAM
GS Large Cap GSAM
GS Small Cap GSAM
U.S. 130/30 Jacobs Levy Equity Management, Inc.
Fund Fee Schedule
Advisory Fee
(annual rate)
GS Emerging Markets Equity Up to $100 million 0.95%
$100 million up to $200 million 0.93%
$200 million up to $500 million 0.91%
$500 million and more 0.89%
GS International Up to $200 million 0.78%
$200 million up to $500 million 0.73%
$500 million up to $1 billion 0.70%
$1 billion up to $2 billion 0.68%
$2 billion and more 0.67%
GS Large Cap Up to $200 million 0.58%
$200 million up to $500 million 0.55%
$500 million up to $1 billion 0.53%
$1 billion up to $2 billion 0.52%
$2 billion and more 0.51%
GS Small Cap Up to $100 million 0.72%
$100 million up to $200 million 0.68%
$200 million and more 0.66%
U.S. 130/30 Up to $200 million 0.93%
$200 million up to $500 million 0.73%
$500 million and more 0.68%
Fund
Effective Advisory Fee
Rate
GS Emerging Markets 0.92%
GS International 0.73
GS Large Cap 0.53
GS Small Cap 0.70
U.S. 130/30 0.75
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

74 - Notes to Financial Statements - December 31, 2024 - 1940 Act Funds
For the year ended December 31, 2024, NFM earned an aggregate of $1,496,389 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2024, the Funds' aggregate portion of such costs amounted to $20,929.
4. Line of Credit, Interfund Lending and Earnings Credit
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the year ended December 31, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Funds may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2024, none of the Funds engaged in interfund lending.
JPMorgan provides earnings credits for cash balances maintained in U.S. 130/30’s custody accounts, which are used to offset custody fees of the Fund. Credits earned, if any, are presented in the Statements of Operations.
5. Investment Transactions
For the year ended December 31, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Purchases Sales
GS Emerging Markets $ 1,048,760,393 $ 1,297,908,545
GS International 1,673,975,149 1,443,435,001
GS Large Cap 2,662,585,601 3,283,398,451
GS Small Cap 340,243,595 412,735,946
U.S. 130/30 899,925,278 904,535,372

1940 Act Funds - December 31, 2024 - Notes to Financial Statements - 75
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to
Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended December 31, 2024, the Funds did not recapture any brokerage commissions.

76 - Notes to Financial Statements - December 31, 2024 - 1940 Act Funds
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
The tax character of distributions paid during the year ended December 31, 2023 was as follows:
As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2024, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2024.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
GS Emerging Markets $ 18,484,370 $ – $ 18,484,370 $ – $ 18,484,370
GS International 26,709,804 – 26,709,804 – 26,709,804
GS Large Cap 16,572,868 20,949,215 37,522,083 – 37,522,083
GS Small Cap 1,461,042 – 1,461,042 – 1,461,042
U.S. 130/30 5,917,799 62,000,717 67,918,516 – 67,918,516
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
GS Emerging Markets $ 15,671,729 $ – $ 15,671,729 $ – $ 15,671,729
GS International 23,723,838 – 23,723,838 – 23,723,838
GS Large Cap 19,297,861 – 19,297,861 – 19,297,861
GS Small Cap 2,153,283 – 2,153,283 – 2,153,283
U.S. 130/30 165,856,795 123,969,568 289,826,363 – 289,826,363
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
GS Emerging Markets $ 17,764,609 $ – $ 17,764,609 $ – $ (56,397,997) $ 40,071,623 $ 1,438,235
GS International 26,490,531 28,703,489 55,194,020 – – 18,648,949 73,842,969
GS Large Cap 215,185,192 139,404,058 354,589,250 – – 549,641,643 904,230,893
GS Small Cap 2,928,096 27,460,959 30,389,055 – – 14,448,729 44,837,784
U.S. 130/30 59,651,662 106,062,938 165,714,600 – – 187,844,465 353,559,065
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
GS Emerging Markets $ 521,912,322 $ 70,690,599 $ (29,449,165) $ 41,241,434
GS International 999,123,353 67,523,900 (48,692,441) 18,831,459
GS Large Cap 1,477,893,681 598,835,571 (49,193,929) 549,641,642
GS Small Cap 192,982,541 29,099,563 (14,650,834) 14,448,729
U.S. 130/30 857,887,043 237,166,738 (49,322,273) 187,844,465
Fund Amount
GS Emerging Markets $ (56,397,997)

1940 Act Funds - December 31, 2024 - Notes to Financial Statements - 77
During the year ended December 31, 2024, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund Utilized
GS Emerging Markets $ 33,585,040
GS International 56,727,024
GS Small Cap 25,130,460

78 - Report of Independent Registered Public Accounting Firm - December 31, 2024 - 1940 Act Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT GS Emerging Markets
Equity Insights Fund, NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity Fund, NVIT GS Small Cap
Equity Insights Fund and NVIT U.S. 130/30 Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT GS
Emerging Markets Equity Insights Fund, NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity Fund, NVIT GS
Small Cap Equity Insights Fund and NVIT U.S. 130/30 Equity Fund (five of the funds constituting Nationwide Variable Insurance
Trust, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31,
2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2025
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

1940 Act Funds - December 31, 2024 (Unaudited) - Supplemental Information - 79
Other Federal Tax Information
For the year ended December 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2024 Form 1099-DIV.
For the taxable year ended December 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2024, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2024, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
GS Emerging Markets 0.10%
GS International –
GS Large Cap 35.84
GS Small Cap 33.04
U.S. 130/30 100.00
Fund Amount
GS Emerging Markets $ –
GS International –
GS Large Cap 20,949,215
GS Small Cap –
U.S. 130/30 62,000,717
Fund Amount Per Share
GS Emerging Markets $ 20,565,046 $ 0.3100
GS International 21,881,617 0.2267
GS Large Cap – –
GS Small Cap – –
U.S. 130/30 – –
Fund Amount Per Share
GS Emerging Markets $ 10,037,532 $ 0.1513
GS International 1,522,561 0.0158
GS Large Cap – –
GS Small Cap – –
U.S. 130/30 – –

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-40 (2-25)

Annual Financial Statement
December 31, 2024
Nationwide Variable Insurance Trust
Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your Fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your Fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your
Fund investments. You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at
http://www.sec.gov . Forms N-PORT and N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington,
DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC, member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2025 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 22
Statements of Operations 28
Statements of Changes in Net Assets 32
Financial Highlights 39
Notes to Financial Statements 46
Report of Independent Registered Public Accounting Firm 66
Supplemental Information 67

2 - Statement of Investments - December 31, 2024 - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks 87 .8%
Shares Value ($)
Aerospace & Defense 1 .6%
Axon Enterprise, Inc.* 3,094 1,838,826
Boeing Co. (The)* 31,429 5,562,933
GE Aerospace 45,703 7,622,803
General Dynamics Corp. 10,844 2,857,286
Howmet Aerospace, Inc. 17,203 1,881,492
Huntington Ingalls Industries,
Inc. 1,545 291,959
L3Harris Technologies, Inc. 8,030 1,688,548
Lockheed Martin Corp. 8,853 4,302,027
Northrop Grumman Corp. 5,745 2,696,071
RTX Corp. 56,069 6,488,305
Textron, Inc. 7,705 589,356
TransDigm Group, Inc. 2,355 2,984,444
38,804,050
Air Freight & Logistics 0 .3%
CH Robinson Worldwide, Inc. 5,196 536,851
Expeditors International of
Washington, Inc. 6,115 677,359
FedEx Corp. 9,448 2,658,006
United Parcel Service, Inc.,
Class B 30,875 3,893,337
7,765,553
Automobile Components 0 .0%
†
Aptiv plc* 10,605 641,390
BorgWarner, Inc. 8,821 280,420
921,810
Automobiles 2 .2%
Ford Motor Co. 164,468 1,628,233
General Motors Co. 46,497 2,476,895
Tesla, Inc.* 117,614 47,497,238
51,602,366
Banks 3 .0%
Bank of America Corp. 282,479 12,414,952
Citigroup, Inc. 80,412 5,660,201
Citizens Financial Group, Inc. 18,332 802,208
Fifth Third Bancorp 29,277 1,237,832
Huntington Bancshares, Inc. 59,915 974,817
JPMorgan Chase & Co. 118,787 28,474,432
KeyCorp 40,366 691,873
M&T Bank Corp. 6,947 1,306,105
PNC Financial Services
Group, Inc. (The) 16,754 3,231,009
Regions Financial Corp. 37,340 878,237
Truist Financial Corp. 56,670 2,458,345
US Bancorp 65,145 3,115,885
Wells Fargo & Co. 140,552 9,872,372
71,118,268
Beverages 1 .0%
Brown-Forman Corp., Class
B(a) 8,127 308,663
Coca-Cola Co. (The) 163,492 10,179,012
Constellation Brands, Inc.,
Class A 6,593 1,457,053
Keurig Dr Pepper, Inc. 46,074 1,479,897
Molson Coors Beverage Co.,
Class B(a) 6,915 396,368
Monster Beverage Corp.* 29,572 1,554,304
PepsiCo, Inc. 57,895 8,803,514
24,178,811
Common Stocks
Shares Value ($)
Biotechnology 1 .4%
AbbVie, Inc. 74,450 13,229,765
Amgen, Inc. 22,648 5,902,975
Biogen, Inc.* 5,954 910,485
Gilead Sciences, Inc. 52,475 4,847,116
Incyte Corp.* 6,840 472,439
Moderna, Inc.* 13,700 569,646
Regeneron Pharmaceuticals,
Inc.* 4,415 3,144,937
Vertex Pharmaceuticals, Inc.* 10,879 4,380,973
33,458,336
Broadline Retail 3 .7%
Amazon.com, Inc.* 393,905 86,418,818
eBay, Inc. 20,091 1,244,637
87,663,455
Building Products 0 .5%
A O Smith Corp. 5,116 348,962
Allegion plc 3,569 466,397
Builders FirstSource, Inc.* 4,933 705,074
Carrier Global Corp. 35,325 2,411,284
Johnson Controls International
plc 27,929 2,204,436
Lennox International, Inc. 1,120 682,416
Masco Corp. 8,908 646,454
Trane Technologies plc 9,508 3,511,780
10,976,803
Capital Markets 2 .8%
Ameriprise Financial, Inc. 4,101 2,183,496
Bank of New York Mellon
Corp. (The) 29,798 2,289,380
Blackrock, Inc. 5,989 6,139,384
Blackstone, Inc. 30,351 5,233,119
Cboe Global Markets, Inc. 4,241 828,691
Charles Schwab Corp. (The) 62,966 4,660,114
CME Group, Inc. 15,126 3,512,711
FactSet Research Systems,
Inc. 1,570 754,040
Franklin Resources, Inc.(a) 13,898 281,990
Goldman Sachs Group, Inc.
(The) 13,236 7,579,198
Intercontinental Exchange, Inc. 24,200 3,606,042
Invesco Ltd. 17,201 300,674
KKR & Co., Inc. 28,419 4,203,454
MarketAxess Holdings, Inc. 1,474 333,183
Moody's Corp. 6,601 3,124,715
Morgan Stanley 52,508 6,601,306
MSCI, Inc., Class A 3,289 1,973,433
Nasdaq, Inc. 17,117 1,323,315
Northern Trust Corp. 8,359 856,798
Raymond James Financial,
Inc. 7,680 1,192,934
S&P Global, Inc. 13,410 6,678,582
State Street Corp. 12,510 1,227,857
T. Rowe Price Group, Inc. 9,683 1,095,051
65,979,467
Chemicals 1 .1%
Air Products & Chemicals, Inc. 9,370 2,717,675
Albemarle Corp.(a) 4,758 409,569
Celanese Corp., Class A 4,658 322,380
CF Industries Holdings, Inc. 7,397 631,112
Corteva, Inc. 28,928 1,647,739

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2024 - Statement of Investments - 3
Common Stocks
Shares Value ($)
Chemicals
Dow, Inc. 29,410 1,180,223
DuPont de Nemours, Inc. 17,382 1,325,377
Eastman Chemical Co. 5,221 476,782
Ecolab, Inc. 10,548 2,471,607
FMC Corp. 5,575 271,001
International Flavors &
Fragrances, Inc. 10,514 888,959
Linde plc 20,162 8,441,225
LyondellBasell Industries NV,
Class A 11,209 832,492
Mosaic Co. (The) 12,828 315,312
PPG Industries, Inc. 9,687 1,157,112
Sherwin-Williams Co. (The) 9,782 3,325,195
26,413,760
Commercial Services & Supplies 0 .5%
Cintas Corp. 14,417 2,633,986
Copart, Inc.* 37,050 2,126,299
Republic Services, Inc., Class
A 8,603 1,730,752
Rollins, Inc. 12,147 563,013
Veralto Corp. 10,310 1,050,074
Waste Management, Inc. 15,393 3,106,153
11,210,277
Communications Equipment 0 .8%
Arista Networks, Inc.* 43,431 4,800,428
Cisco Systems, Inc. 168,413 9,970,050
F5, Inc.* 2,580 648,793
Juniper Networks, Inc. 14,158 530,217
Motorola Solutions, Inc. 7,032 3,250,401
19,199,889
Construction & Engineering 0 .1%
Quanta Services, Inc.(a) 6,186 1,955,085
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 2,551 1,317,592
Vulcan Materials Co. 5,527 1,421,710
2,739,302
Consumer Finance 0 .5%
American Express Co. 23,529 6,983,172
Capital One Financial Corp. 16,060 2,863,819
Discover Financial Services 10,582 1,833,120
Synchrony Financial 16,390 1,065,350
12,745,461
Consumer Staples Distribution & Retail 1 .7%
Costco Wholesale Corp. 18,686 17,121,421
Dollar General Corp. 9,297 704,898
Dollar Tree, Inc.* 8,213 615,482
Kroger Co. (The)(a) 27,677 1,692,449
Sysco Corp. 20,484 1,566,207
Target Corp. 19,500 2,636,010
Walgreens Boots Alliance, Inc.
(a) 30,185 281,626
Walmart, Inc. 183,076 16,540,917
41,159,010
Containers & Packaging 0 .2%
Amcor plc 57,727 543,211
Avery Dennison Corp. 3,522 659,072
Ball Corp. 12,450 686,369
International Paper Co.(a) 14,423 776,246
Packaging Corp. of America 3,641 819,698
Common Stocks
Shares Value ($)
Containers & Packaging
Smurfit WestRock plc 21,142 1,138,708
4,623,304
Distributors 0 .1%
Genuine Parts Co.(a) 5,710 666,700
LKQ Corp.(a) 11,363 417,590
Pool Corp.(a) 1,679 572,438
1,656,728
Diversified Telecommunication Services 0 .6%
AT&T, Inc. 302,220 6,881,549
Verizon Communications, Inc. 177,428 7,095,346
13,976,895
Electric Utilities 1 .3%
Alliant Energy Corp. 10,302 609,260
American Electric Power Co.,
Inc. 22,425 2,068,258
Constellation Energy Corp. 13,160 2,944,024
Duke Energy Corp.(a) 32,539 3,505,752
Edison International 16,084 1,284,147
Entergy Corp. 17,762 1,346,715
Evergy, Inc.(a) 10,057 619,008
Eversource Energy 14,977 860,129
Exelon Corp. 41,840 1,574,858
FirstEnergy Corp.(a) 21,471 854,116
NextEra Energy, Inc. 86,597 6,208,139
NRG Energy, Inc. 8,543 770,749
PG&E Corp. 89,632 1,808,774
Pinnacle West Capital Corp.(a) 4,763 403,759
PPL Corp. 31,705 1,029,144
Southern Co. (The) 46,087 3,793,882
Xcel Energy, Inc.(a) 23,991 1,619,872
31,300,586
Electrical Equipment 0 .7%
AMETEK, Inc. 9,705 1,749,423
Eaton Corp. plc 16,780 5,568,779
Emerson Electric Co. 24,295 3,010,879
GE Vernova, Inc. 11,583 3,809,996
Generac Holdings, Inc.* 2,432 377,082
Hubbell, Inc., Class B 2,337 978,946
Rockwell Automation, Inc. 4,673 1,335,497
16,830,602
Electronic Equipment, Instruments & Components 0 .5%
Amphenol Corp., Class A 50,760 3,525,282
CDW Corp. 5,500 957,220
Corning, Inc. 31,899 1,515,841
Jabil, Inc.(a) 4,879 702,088
Keysight Technologies, Inc.* 7,280 1,169,386
TE Connectivity plc 12,810 1,831,446
Teledyne Technologies, Inc.* 1,932 896,699
Trimble, Inc.* 10,467 739,598
Zebra Technologies Corp.,
Class A* 2,094 808,745
12,146,305
Energy Equipment & Services 0 .2%
Baker Hughes Co., Class A 41,455 1,700,484
Halliburton Co. 37,880 1,029,957
Schlumberger NV 58,744 2,252,245
4,982,686
Entertainment 1 .2%
Electronic Arts, Inc. 10,179 1,489,188

4 - Statement of Investments - December 31, 2024 - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.*(a) 6,497 841,361
Netflix, Inc.* 18,028 16,068,717
Take-Two Interactive Software,
Inc.* 6,858 1,262,420
Walt Disney Co. (The) 76,059 8,469,170
Warner Bros Discovery, Inc.* 96,512 1,020,132
29,150,988
Financial Services 3 .9%
Apollo Global Management,
Inc. 18,565 3,066,195
Berkshire Hathaway, Inc.,
Class B* 77,208 34,996,842
Corpay, Inc.* 2,875 972,958
Fidelity National Information
Services, Inc. 22,928 1,851,895
Fiserv, Inc.* 24,266 4,984,722
Global Payments, Inc. 10,570 1,184,474
Jack Henry & Associates, Inc. 3,091 541,852
Mastercard, Inc., Class A 34,694 18,268,820
PayPal Holdings, Inc.* 42,512 3,628,399
Visa, Inc., Class A(a) 72,307 22,851,904
92,348,061
Food Products 0 .5%
Archer-Daniels-Midland Co. 20,209 1,020,959
Bunge Global SA 5,566 432,812
Campbell's Co. (The)(a) 8,592 359,833
Conagra Brands, Inc. 20,575 570,956
General Mills, Inc. 23,724 1,512,880
Hershey Co. (The) 6,213 1,052,172
Hormel Foods Corp. 12,808 401,787
J M Smucker Co. (The) 4,703 517,894
Kellanova 10,930 885,002
Kraft Heinz Co. (The) 37,368 1,147,571
Lamb Weston Holdings, Inc.(a) 6,090 406,995
McCormick & Co., Inc.
(Non-Voting) 10,455 797,089
Mondelez International, Inc.,
Class A 56,303 3,362,978
Tyson Foods, Inc., Class A 11,534 662,513
13,131,441
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 6,740 938,680
Ground Transportation 0 .8%
CSX Corp. 81,431 2,627,778
JB Hunt Transport Services,
Inc. 3,454 589,460
Norfolk Southern Corp. 9,462 2,220,731
Old Dominion Freight Line, Inc. 7,832 1,381,565
Uber Technologies, Inc.* 88,553 5,341,517
Union Pacific Corp. 25,489 5,812,512
17,973,563
Health Care Equipment & Supplies 2 .0%
Abbott Laboratories 73,335 8,294,922
Align Technology, Inc.* 3,086 643,462
Baxter International, Inc. 22,206 647,527
Becton Dickinson & Co. 12,068 2,737,867
Boston Scientific Corp.* 62,070 5,544,092
Cooper Cos., Inc. (The)* 8,141 748,402
Dexcom, Inc.* 16,658 1,295,493
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Edwards Lifesciences Corp.* 24,767 1,833,501
GE HealthCare Technologies,
Inc. 19,128 1,495,427
Hologic, Inc.* 10,079 726,595
IDEXX Laboratories, Inc.* 3,437 1,420,993
Insulet Corp.* 2,834 739,872
Intuitive Surgical, Inc.* 14,951 7,803,824
Medtronic plc 54,061 4,318,393
ResMed, Inc. 6,160 1,408,730
Solventum Corp.* 6,010 397,021
STERIS plc 4,273 878,358
Stryker Corp. 14,451 5,203,083
Teleflex, Inc. 1,848 328,907
Zimmer Biomet Holdings, Inc. 8,511 899,017
47,365,486
Health Care Providers & Services 1 .8%
Cardinal Health, Inc. 9,917 1,172,884
Cencora, Inc. 7,375 1,657,015
Centene Corp.* 22,317 1,351,964
Cigna Group (The) 11,621 3,209,023
CVS Health Corp. 52,560 2,359,418
DaVita, Inc.* 2,028 303,287
Elevance Health, Inc. 9,774 3,605,629
HCA Healthcare, Inc. 7,778 2,334,567
Henry Schein, Inc.* 5,302 366,898
Humana, Inc. 5,020 1,273,624
Labcorp Holdings, Inc. 3,627 831,744
McKesson Corp. 5,359 3,054,148
Molina Healthcare, Inc.* 2,369 689,497
Quest Diagnostics, Inc.(a) 4,482 676,155
UnitedHealth Group, Inc. 38,761 19,607,639
Universal Health Services,
Inc., Class B 2,560 459,315
42,952,807
Health Care REITs 0 .2%
Alexandria Real Estate
Equities, Inc. 6,233 608,029
Healthpeak Properties, Inc. 30,731 622,917
Ventas, Inc. 17,787 1,047,477
Welltower, Inc. 24,614 3,102,102
5,380,525
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc.(a) 29,994 525,495
Hotels, Restaurants & Leisure 1 .7%
Airbnb, Inc., Class A* 18,705 2,458,024
Booking Holdings, Inc. 1,400 6,955,788
Caesars Entertainment, Inc.* 9,376 313,346
Carnival Corp.* 43,409 1,081,752
Chipotle Mexican Grill, Inc.,
Class A* 57,722 3,480,637
Darden Restaurants, Inc. 5,140 959,587
Domino's Pizza, Inc.(a) 1,427 598,997
Expedia Group, Inc.* 5,335 994,071
Hilton Worldwide Holdings,
Inc. 10,387 2,567,251
Las Vegas Sands Corp.(a) 14,335 736,246
Marriott International, Inc.,
Class A 9,700 2,705,718
McDonald's Corp.(a) 30,089 8,722,500
MGM Resorts International*(a) 10,025 347,366

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2024 - Statement of Investments - 5
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Norwegian Cruise Line
Holdings Ltd.* 19,133 492,292
Royal Caribbean Cruises Ltd.
(a) 10,208 2,354,883
Starbucks Corp. 47,763 4,358,374
Wynn Resorts Ltd. 4,073 350,930
Yum! Brands, Inc. 11,764 1,578,258
41,056,020
Household Durables 0 .3%
DR Horton, Inc. 12,317 1,722,163
Garmin Ltd. 6,476 1,335,740
Lennar Corp., Class A 10,221 1,393,838
Mohawk Industries, Inc.* 2,289 272,688
NVR, Inc.* 129 1,055,078
PulteGroup, Inc. 8,597 936,213
6,715,720
Household Products 1 .0%
Church & Dwight Co., Inc. 10,282 1,076,628
Clorox Co. (The) 5,023 815,786
Colgate-Palmolive Co. 34,440 3,130,940
Kimberly-Clark Corp. 14,196 1,860,244
Procter & Gamble Co. (The) 99,221 16,634,401
23,517,999
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 31,424 404,427
Vistra Corp. 14,481 1,996,495
2,400,922
Industrial Conglomerates 0 .4%
3M Co. 23,067 2,977,719
Honeywell International, Inc. 27,447 6,200,003
9,177,722
Industrial REITs 0 .2%
Prologis, Inc. 39,026 4,125,048
Insurance 1 .8%
Aflac, Inc. 21,244 2,197,479
Allstate Corp. (The) 11,129 2,145,560
American International Group,
Inc. 26,807 1,951,550
Aon plc, Class A 9,113 3,273,025
Arch Capital Group Ltd. 15,635 1,443,892
Arthur J Gallagher & Co. 10,145 2,879,658
Assurant, Inc. 2,195 468,018
Brown & Brown, Inc. 9,987 1,018,874
Chubb Ltd. 15,834 4,374,934
Cincinnati Financial Corp. 6,783 974,717
Erie Indemnity Co., Class A 1,077 443,972
Everest Group Ltd. 1,768 640,829
Globe Life, Inc. 3,636 405,487
Hartford Financial Services
Group, Inc. (The) 12,284 1,343,870
Loews Corp. 7,312 619,253
Marsh & McLennan Cos., Inc. 20,727 4,402,622
MetLife, Inc. 24,247 1,985,344
Principal Financial Group, Inc. 8,500 657,985
Progressive Corp. (The) 24,685 5,914,773
Prudential Financial, Inc. 14,900 1,766,097
Travelers Cos., Inc. (The) 9,447 2,275,688
W R Berkley Corp. 13,037 762,925
Common Stocks
Shares Value ($)
Insurance
Willis Towers Watson plc 4,227 1,324,066
43,270,618
Interactive Media & Services 5 .8%
Alphabet, Inc., Class A 246,952 46,748,014
Alphabet, Inc., Class C 199,679 38,026,869
Match Group, Inc.* 9,855 322,357
Meta Platforms, Inc., Class A 91,822 53,762,699
138,859,939
IT Services 1 .0%
Accenture plc, Class A 26,281 9,245,393
Akamai Technologies, Inc.* 6,575 628,899
Cognizant Technology
Solutions Corp., Class A 20,812 1,600,443
EPAM Systems, Inc.* 2,466 576,600
Gartner, Inc.* 3,229 1,564,354
GoDaddy, Inc., Class A* 5,918 1,168,036
International Business
Machines Corp. 38,826 8,535,119
VeriSign, Inc.* 3,421 708,010
24,026,854
Leisure Products 0 .0%
†
Hasbro, Inc. 5,507 307,896
Life Sciences Tools & Services 0 .9%
Agilent Technologies, Inc. 12,295 1,651,710
Bio-Techne Corp.(a) 6,539 471,004
Charles River Laboratories
International, Inc.* 2,206 407,228
Danaher Corp. 27,092 6,218,968
IQVIA Holdings, Inc.* 7,267 1,428,038
Mettler-Toledo International,
Inc.* 888 1,086,628
Revvity, Inc.(a) 4,954 552,916
Thermo Fisher Scientific, Inc. 16,101 8,376,223
Waters Corp.* 2,465 914,466
West Pharmaceutical
Services, Inc. 3,057 1,001,351
22,108,532
Machinery 1 .4%
Caterpillar, Inc. 20,323 7,372,371
Cummins, Inc. 5,746 2,003,056
Deere & Co. 10,705 4,535,708
Dover Corp. 5,987 1,123,161
Fortive Corp. 14,540 1,090,500
IDEX Corp. 3,086 645,869
Illinois Tool Works, Inc. 11,375 2,884,245
Ingersoll Rand, Inc. 17,007 1,538,453
Nordson Corp. 2,162 452,377
Otis Worldwide Corp. 16,748 1,551,032
PACCAR, Inc. 22,096 2,298,426
Parker-Hannifin Corp. 5,394 3,430,746
Pentair plc 6,700 674,288
Snap-on, Inc. 2,184 741,424
Stanley Black & Decker, Inc. 6,721 539,629
Westinghouse Air Brake
Technologies Corp. 7,335 1,390,643
Xylem, Inc.(a) 10,128 1,175,051
33,446,979

6 - Statement of Investments - December 31, 2024 - NVIT BNY Mellon Dynamic U.S. Core Fund
Common Stocks
Shares Value ($)
Media 0 .4%
Charter Communications, Inc.,
Class A* 4,077 1,397,473
Comcast Corp., Class A 161,662 6,067,175
Fox Corp., Class A 10,117 491,484
Fox Corp., Class B 4,541 207,705
Interpublic Group of Cos., Inc.
(The)(a) 14,933 418,423
News Corp., Class A 14,893 410,154
News Corp., Class B(a) 4,547 138,365
Omnicom Group, Inc.(a) 8,599 739,858
Paramount Global, Class B 25,553 267,284
10,137,921
Metals & Mining 0 .2%
Freeport-McMoRan, Inc. 59,938 2,282,439
Newmont Corp. 48,700 1,812,614
Nucor Corp. 10,158 1,185,540
Steel Dynamics, Inc. 5,704 650,655
5,931,248
Multi-Utilities 0 .6%
Ameren Corp.(a) 11,724 1,045,077
CenterPoint Energy, Inc. 27,932 886,282
CMS Energy Corp.(a) 12,948 862,984
Consolidated Edison, Inc. 14,439 1,288,392
Dominion Energy, Inc. 35,361 1,904,544
DTE Energy Co. 9,048 1,092,546
NiSource, Inc.(a) 18,044 663,298
Public Service Enterprise
Group, Inc. 21,076 1,780,711
Sempra 26,943 2,363,440
WEC Energy Group, Inc.(a) 13,245 1,245,560
13,132,834
Office REITs 0 .0%
†
BXP, Inc.(a) 6,304 468,765
Oil, Gas & Consumable Fuels 2 .6%
APA Corp.(a) 15,636 361,035
Chevron Corp. 70,566 10,220,779
ConocoPhillips 54,519 5,406,649
Coterra Energy, Inc. 32,380 826,985
Devon Energy Corp. 25,641 839,230
Diamondback Energy, Inc. 7,934 1,299,827
EOG Resources, Inc. 23,875 2,926,598
EQT Corp. 24,790 1,143,067
Exxon Mobil Corp. 185,218 19,923,900
Hess Corp. 11,606 1,543,714
Kinder Morgan, Inc. 81,387 2,230,004
Marathon Petroleum Corp. 13,640 1,902,780
Occidental Petroleum Corp.(a) 28,063 1,386,593
ONEOK, Inc.(a) 24,654 2,475,262
Phillips 66 17,270 1,967,571
Targa Resources Corp. 9,195 1,641,308
Texas Pacific Land Corp.(a) 784 867,073
Valero Energy Corp. 13,097 1,605,561
Williams Cos., Inc. (The) 51,752 2,800,818
61,368,754
Passenger Airlines 0 .2%
Delta Air Lines, Inc. 26,570 1,607,485
Southwest Airlines Co. 25,618 861,277
United Airlines Holdings, Inc.* 13,762 1,336,290
3,805,052
Common Stocks
Shares Value ($)
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 9,638 722,657
Kenvue, Inc. 80,665 1,722,198
2,444,855
Pharmaceuticals 2 .8%
Bristol-Myers Squibb Co. 85,453 4,833,222
Eli Lilly & Co. 33,195 25,626,540
Johnson & Johnson 101,168 14,630,916
Merck & Co., Inc. 106,409 10,585,567
Pfizer, Inc. 238,847 6,336,611
Viatris, Inc. 51,158 636,917
Zoetis, Inc., Class A 19,057 3,104,957
65,754,730
Professional Services 0 .6%
Automatic Data Processing,
Inc. 17,188 5,031,443
Broadridge Financial
Solutions, Inc. 4,825 1,090,884
Dayforce, Inc.*(a) 6,651 483,129
Equifax, Inc. 5,170 1,317,575
Jacobs Solutions, Inc. 5,061 676,251
Leidos Holdings, Inc. 5,483 789,881
Paychex, Inc. 13,482 1,890,446
Paycom Software, Inc. 1,935 396,617
Verisk Analytics, Inc., Class A 5,984 1,648,173
13,324,399
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 12,696 1,666,858
CoStar Group, Inc.* 17,773 1,272,369
2,939,227
Residential REITs 0 .2%
AvalonBay Communities, Inc. 5,908 1,299,583
Camden Property Trust 4,541 526,938
Equity Residential 14,954 1,073,099
Essex Property Trust, Inc. 2,564 731,868
Invitation Homes, Inc. 23,095 738,347
Mid-America Apartment
Communities, Inc. 4,743 733,125
UDR, Inc. 11,565 502,037
5,604,997
Retail REITs 0 .2%
Federal Realty Investment
Trust 3,176 355,553
Kimco Realty Corp. 28,138 659,273
Realty Income Corp. 37,366 1,995,718
Regency Centers Corp. 6,976 515,736
Simon Property Group, Inc. 12,990 2,237,008
5,763,288
Semiconductors & Semiconductor Equipment 10 .1%
Advanced Micro Devices, Inc.* 68,563 8,281,725
Analog Devices, Inc. 20,915 4,443,601
Applied Materials, Inc. 34,645 5,634,316
Broadcom, Inc. 196,563 45,571,166
Enphase Energy, Inc.* 5,492 377,190
First Solar, Inc.* 4,420 778,981
Intel Corp. 181,962 3,648,338
KLA Corp. 5,666 3,570,260
Lam Research Corp. 54,399 3,929,240
Microchip Technology, Inc. 22,321 1,280,109

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2024 - Statement of Investments - 7
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc. 46,737 3,933,386
Monolithic Power Systems,
Inc. 2,047 1,211,210
NVIDIA Corp. 1,033,264 138,757,023
NXP Semiconductors NV 10,737 2,231,685
ON Semiconductor Corp.* 18,076 1,139,692
QUALCOMM, Inc. 46,954 7,213,073
Skyworks Solutions, Inc.(a) 6,317 560,192
Teradyne, Inc. 6,752 850,212
Texas Instruments, Inc. 38,484 7,216,135
240,627,534
Software 9 .2%
Adobe, Inc.* 18,584 8,263,933
ANSYS, Inc.* 3,635 1,226,195
Autodesk, Inc.* 9,148 2,703,874
Cadence Design Systems,
Inc.* 11,549 3,470,013
Crowdstrike Holdings, Inc.,
Class A* 9,801 3,353,510
Fair Isaac Corp.* 1,013 2,016,812
Fortinet, Inc.* 26,945 2,545,764
Gen Digital, Inc. 22,275 609,889
Intuit, Inc. 11,783 7,405,615
Microsoft Corp. 313,200 132,013,800
Oracle Corp. 67,625 11,269,030
Palantir Technologies, Inc.,
Class A* 86,250 6,523,087
Palo Alto Networks, Inc.*(a) 27,510 5,005,720
PTC, Inc.* 5,007 920,637
Roper Technologies, Inc. 4,573 2,377,274
Salesforce, Inc. 40,336 13,485,535
ServiceNow, Inc.* 8,683 9,205,022
Synopsys, Inc.* 6,435 3,123,292
Tyler Technologies, Inc.* 1,836 1,058,711
Workday, Inc., Class A* 8,859 2,285,888
218,863,601
Specialized REITs 0 .8%
American Tower Corp. 19,687 3,610,793
Crown Castle, Inc. 18,317 1,662,451
Digital Realty Trust, Inc. 13,205 2,341,643
Equinix, Inc. 4,047 3,815,876
Extra Space Storage, Inc. 8,900 1,331,440
Iron Mountain, Inc. 12,191 1,281,396
Public Storage 6,678 1,999,660
SBA Communications Corp.,
Class A 4,681 953,988
VICI Properties, Inc., Class A 45,559 1,330,778
Weyerhaeuser Co. 29,637 834,281
19,162,306
Specialty Retail 1 .6%
AutoZone, Inc.* 711 2,276,622
Best Buy Co., Inc.(a) 8,061 691,634
CarMax, Inc.* 6,548 535,365
Home Depot, Inc. (The) 41,796 16,258,226
Lowe's Cos., Inc. 23,851 5,886,427
O'Reilly Automotive, Inc.* 2,414 2,862,521
Ross Stores, Inc. 14,060 2,126,856
TJX Cos., Inc. (The) 47,635 5,754,784
Tractor Supply Co. 22,390 1,188,014
Common Stocks
Shares Value ($)
Specialty Retail
Ulta Beauty, Inc.* 2,025 880,733
38,461,182
Technology Hardware, Storage & Peripherals 7 .0%
Apple, Inc. 636,782 159,462,947
Dell Technologies, Inc., Class
C(a) 12,838 1,479,451
Hewlett Packard Enterprise
Co. 56,194 1,199,742
HP, Inc. 40,752 1,329,738
NetApp, Inc. 8,416 976,929
Seagate Technology Holdings
plc 9,178 792,153
Super Micro Computer, Inc.*(a) 20,497 624,749
Western Digital Corp.* 14,158 844,242
166,709,951
Textiles, Apparel & Luxury Goods 0 .3%
Deckers Outdoor Corp.* 6,341 1,287,794
Lululemon Athletica, Inc.* 4,737 1,811,476
NIKE, Inc., Class B 50,088 3,790,159
Ralph Lauren Corp., Class A 1,709 394,745
Tapestry, Inc. 9,485 619,655
7,903,829
Tobacco 0 .5%
Altria Group, Inc. 71,119 3,718,812
Philip Morris International, Inc. 65,534 7,887,017
11,605,829
Trading Companies & Distributors 0 .2%
Fastenal Co. 24,137 1,735,692
United Rentals, Inc. 2,750 1,937,210
WW Grainger, Inc. 1,880 1,981,614
5,654,516
Water Utilities 0 .0%
†
American Water Works Co.,
Inc. 8,064 1,003,887
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 20,460 4,516,136
Total Common Stocks
(cost $957,262,658) 2,097,374,945
Purchased Options 0 .1%
Number of
Contracts
Call Options 0 .1%
Future Equity Index Options: 0.1%
S&P 500 E-Mini Index
1/17/2025 at USD 6,250.00,
European Style
Notional Amount: USD
249,004,713
Exchange Traded
*
839 35,658
S&P 500 E-Mini Index
2/21/2025 at USD 6,225.00,
European Style
Notional Amount: USD
248,707,925
Exchange Traded
*
838 618,025

8 - Statement of Investments - December 31, 2024 - NVIT BNY Mellon Dynamic U.S. Core Fund
Purchased Options
Number of
Contracts Value ($)
Call Options
S&P 500 E-Mini Index
2/21/2025 at USD 6,125.00,
European Style
Notional Amount: USD
248,707,925
Exchange Traded
*
838 1,487,450
Total Purchased Options
(cost $7,553,074) 2,141,133
Short-Term Investment 7 .2%
Shares
U.S. Treasury Obligation 7.2%
U.S. Treasury Bills, 4.43%,
2/6/2025 173,000,000 172,289,768
Total Short-Term Investment
(cost $172,246,040) 172,289,768
Repurchase Agreements 0 .8%
Principal
Amount ($)
BofA Securities, Inc.,
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $10,002,473,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 5.70%, maturing
8/16/2046 - 7/20/2072;
total market value
$10,200,000.(b)(c) 10,000,000 10,000,000
Cantor Fitzgerald & Co.,
4.65%, dated 12/26/2024,
due 1/2/2025, repurchase
price $2,001,809,
collateralized by U.S.
Government Agency
Securities, ranging from
1.19% - 8.00%, maturing
8/20/2027 - 10/20/2074;
total market value
$2,040,000.(b)(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $1,000,252,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $1,020,000.
(b)(c) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $970,758,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $989,924.(b)(c) 970,513 970,513
MetLife, Inc.,
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,000,495,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $2,041,069.(b)(c) 2,000,000 2,000,000
Pershing LLC,
4.38%, dated 12/31/2024,
due 1/2/2025, repurchase
price $4,000,974,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 1/1/2025
- 11/20/2074; total market
value $4,080,000.(b)(c) 4,000,000 4,000,000
Total Repurchase Agreements
(cost $19,970,513) 19,970,513
Total Investments
(cost $1,157,032,285) — 95.9% 2,291,776,359
Other assets in excess of liabilities — 4.1% 96,801,585
NET ASSETS — 100.0%
$ 2,388,577,944
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $39,031,965, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $19,970,513 and by
$20,019,157 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/7/2025 –
5/15/2054, a total value of $39,989,670.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$19,970,513.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.

NVIT BNY Mellon Dynamic U.S. Core Fund - December 31, 2024 - Statement of Investments - 9
REIT Real Estate Investment Trust
Currency:
USD United States Dollar
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 641 3/2025 USD 190,240,787 (4,124,217)
U.S. Treasury Long Bond 1,357 3/2025 USD 154,485,969 (3,630,540)
Net contracts (7,754,757)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

10 - Statement of Investments - December 31, 2024 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Common Stocks 88 .9%
Shares Value ($)
Aerospace & Defense 3 .1%
Howmet Aerospace, Inc. 43,858 4,796,749
L3Harris Technologies, Inc. 55,757 11,724,582
16,521,331
Air Freight & Logistics 0 .8%
FedEx Corp. 15,673 4,409,285
Automobiles 0 .8%
General Motors Co. 75,110 4,001,110
Banks 9 .4%
Bank of America Corp. 331,241 14,558,042
First Horizon Corp. 380,490 7,663,069
JPMorgan Chase & Co. 60,096 14,405,612
PNC Financial Services
Group, Inc. (The) 20,654 3,983,124
US Bancorp 202,394 9,680,505
50,290,352
Biotechnology 1 .0%
Gilead Sciences, Inc. 57,732 5,332,705
Building Products 1 .2%
Johnson Controls International
plc 80,360 6,342,815
Capital Markets 3 .4%
CME Group, Inc. 29,989 6,964,346
Goldman Sachs Group, Inc.
(The) 19,555 11,197,584
18,161,930
Communications Equipment 3 .7%
Cisco Systems, Inc. 330,163 19,545,650
Construction Materials 1 .8%
CRH plc 103,878 9,610,793
Consumer Finance 0 .8%
Capital One Financial Corp. 24,429 4,356,179
Containers & Packaging 2 .7%
Crown Holdings, Inc. 56,989 4,712,420
International Paper Co.(a) 175,992 9,471,890
14,184,310
Diversified Telecommunication Services 3 .4%
AT&T, Inc. 798,135 18,173,534
Electric Utilities 1 .1%
Constellation Energy Corp. 26,964 6,032,116
Electrical Equipment 3 .7%
AMETEK, Inc. 28,660 5,166,251
GE Vernova, Inc. 14,391 4,733,632
Hubbell, Inc., Class B 22,976 9,624,417
19,524,300
Electronic Equipment, Instruments & Components 0 .7%
TE Connectivity plc 26,512 3,790,421
Entertainment 1 .2%
Walt Disney Co. (The) 57,553 6,408,527
Financial Services 4 .6%
Berkshire Hathaway, Inc.,
Class B* 40,809 18,497,903
Voya Financial, Inc. 83,232 5,728,859
24,226,762
Common Stocks
Shares Value ($)
Ground Transportation 1 .0%
CSX Corp. 168,581 5,440,109
Health Care Equipment & Supplies 5 .7%
Alcon AG CHF 70,648 5,997,309
Baxter International, Inc. 235,525 6,867,909
Becton Dickinson & Co. 17,660 4,006,524
Medtronic plc 169,570 13,545,251
30,416,993
Health Care Providers & Services 3 .1%
Labcorp Holdings, Inc. 23,774 5,451,853
UnitedHealth Group, Inc. 21,609 10,931,129
16,382,982
Hotels, Restaurants & Leisure 3 .3%
International Game
Technology plc 121,276 2,141,734
Las Vegas Sands Corp.(a) 220,466 11,323,134
Royal Caribbean Cruises Ltd.
(a) 18,333 4,229,240
17,694,108
Industrial Conglomerates 0 .6%
3M Co. 25,232 3,257,199
Insurance 8 .2%
Allstate Corp. (The) 17,043 3,285,720
American International Group,
Inc. 84,808 6,174,023
Aon plc, Class A 27,618 9,919,281
Assurant, Inc. 54,369 11,592,558
MetLife, Inc. 81,350 6,660,938
RenaissanceRe Holdings Ltd. 23,220 5,777,368
43,409,888
IT Services 0 .9%
International Business
Machines Corp. 22,780 5,007,727
Life Sciences Tools & Services 1 .7%
Danaher Corp. 39,139 8,984,357
Media 1 .4%
Omnicom Group, Inc. 87,193 7,502,086
Metals & Mining 2 .2%
Freeport-McMoRan, Inc. 141,322 5,381,542
Newmont Corp. 176,185 6,557,605
11,939,147
Multi-Utilities 1 .2%
Dominion Energy, Inc. 114,940 6,190,668
Oil, Gas & Consumable Fuels 7 .1%
ConocoPhillips 61,528 6,101,732
Diamondback Energy, Inc. 40,484 6,632,494
EQT Corp. 247,161 11,396,593
Marathon Petroleum Corp. 33,368 4,654,836
Phillips 66 79,340 9,039,206
37,824,861
Personal Care Products 1 .5%
Kenvue, Inc. 378,929 8,090,134
Pharmaceuticals 2 .2%
Bristol-Myers Squibb Co. 163,452 9,244,845
Sanofi SA, ADR 52,614 2,537,573
11,782,418

NVIT BNY Mellon Dynamic U.S. Equity Income Fund - December 31, 2024 - Statement of Investments - 11
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment 1 .1%
Applied Materials, Inc. 35,711 5,807,680
Software 1 .5%
Dolby Laboratories, Inc., Class
A 100,316 7,834,680
Specialty Retail 0 .5%
Best Buy Co., Inc.(a) 29,831 2,559,500
Technology Hardware, Storage & Peripherals 0 .5%
Dell Technologies, Inc., Class
C(a) 23,691 2,730,151
Textiles, Apparel & Luxury Goods 0 .4%
PVH Corp. 22,494 2,378,740
Tobacco 1 .4%
Philip Morris International, Inc. 59,988 7,219,556
Total Common Stocks
(cost $370,155,801) 473,365,104
Purchased Options 0 .1%
Number of
Contracts
Call Options 0 .1%
Future Equity Index Options: 0.1%
S&P 500 E-Mini Index
1/17/2025 at USD 6,250.00,
European Style
Notional Amount: USD
57,873,563
Exchange Traded
*
195 8,287
S&P 500 E-Mini Index
2/21/2025 at USD 6,225.00,
European Style
Notional Amount: USD
57,873,563
Exchange Traded
*
195 143,813
S&P 500 E-Mini Index
2/21/2025 at USD 6,125.00,
European Style
Notional Amount: USD
57,873,563
Exchange Traded
*
195 346,125
Total Purchased Options
(cost $1,756,847) 498,225
Short-Term Investment 4 .1%
Shares
U.S. Treasury Obligation 4.1%
U.S. Treasury Bills, 4.43%,
2/6/2025 22,000,000 21,909,681
Total Short-Term Investment
(cost $21,904,121) 21,909,681
Repurchase Agreements 0 .4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,000,503,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $2,040,000.
(b)(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $377,910,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $385,371.(b)(c) 377,814 377,814
Total Repurchase Agreements
(cost $2,377,814) 2,377,814
Total Investments
(cost $396,194,583) — 93.5% 498,150,824
Other assets in excess of liabilities — 6.5% 34,543,126
NET ASSETS — 100.0%
$ 532,693,950
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $27,901,983, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $2,377,814 and by
$26,193,894 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/7/2025 –
5/15/2054, a total value of $28,571,708.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$2,377,814.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Currency:
CHF Switzerland Franc
USD United States Dollar

12 - Statement of Investments - December 31, 2024 - NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 1000 Value E-Mini Index 599 3/2025 USD 55,072,060 (1,926,904)
U.S. Treasury Long Bond 317 3/2025 USD 36,088,469 (848,107)
Total long contracts (2,775,011)
Short Contracts
S&P 500 E-Mini Index (119) 3/2025 USD (35,317,713) 706,292
Total short contracts 706,292
Net contracts (2,068,719)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT J.P. Morgan Digital Evolution Strategy Fund - December 31, 2024 - Statement of Investments - 13
Common Stocks 95 .2%
Shares Value ($)
Broadline Retail 2 .9%
Amazon.com, Inc.* 1,427 313,070
Communications Equipment 5 .9%
Arista Networks, Inc.* 2,196 242,724
Cisco Systems, Inc. 6,679 395,397
638,121
Electronic Equipment, Instruments & Components 0 .7%
Coherent Corp.* 791 74,931
Entertainment 1 .4%
Take-Two Interactive Software,
Inc.* 822 151,314
Financial Services 1 .7%
Toast, Inc., Class A* 5,185 188,993
Hotels, Restaurants & Leisure 2 .0%
DoorDash, Inc., Class A* 490 82,197
Trip.com Group Ltd., ADR-CN* 1,913 131,347
213,544
Interactive Media & Services 12 .6%
Alphabet, Inc., Class A 2,904 549,727
Meta Platforms, Inc., Class A 1,027 601,319
Pinterest, Inc., Class A* 4,282 124,178
ZoomInfo Technologies, Inc.,
Class A* 8,321 87,454
1,362,678
IT Services 7 .3%
International Business
Machines Corp. 1,250 274,787
MongoDB, Inc., Class A* 374 87,071
Shopify, Inc., Class A* 2,191 232,969
Snowflake, Inc., Class A* 1,283 198,108
792,935
Semiconductors & Semiconductor Equipment 26 .7%
Analog Devices, Inc. 791 168,056
ASML Holding NV
(Registered), ADR-NL 221 153,171
Broadcom, Inc. 3,473 805,180
Marvell Technology, Inc. 2,405 265,632
Micron Technology, Inc. 2,309 194,325
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
NVIDIA Corp. 8,702 1,168,592
ON Semiconductor Corp.* 2,342 147,663
2,902,619
Software 26 .2%
Adobe, Inc.* 599 266,363
Cadence Design Systems,
Inc.* 739 222,040
Crowdstrike Holdings, Inc.,
Class A* 451 154,314
Dynatrace, Inc.* 2,719 147,778
Guidewire Software, Inc.* 786 132,504
Microsoft Corp. 2,331 982,517
Monday.com Ltd.* 326 76,753
Onestream, Inc., Class A* 2,848 81,225
Oracle Corp. 880 146,643
Salesforce, Inc. 1,508 504,170
Unity Software, Inc.*(a) 5,645 126,843
2,841,150
Technology Hardware, Storage & Peripherals 7 .8%
Apple, Inc. 2,116 529,889
Dell Technologies, Inc., Class
C 1,586 182,770
Seagate Technology Holdings
plc 1,535 132,486
845,145
Total Investments
(cost $6,957,607) — 95.2% 10,324,500
Other assets in excess of liabilities — 4.8% 520,415
NET ASSETS — 100.0%
$ 10,844,915
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $106,171, which was
collateralized by $109,003 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.00%
– 5.38%, and maturity dates ranging from 1/31/2025
– 5/15/2054.
ADR American Depositary Receipt
CN China
NL Netherlands
The accompanying notes are an integral part of these financial statements.

14 - Statement of Investments - December 31, 2024 - NVIT J.P. Morgan Innovators Fund
Common Stocks 95 .8%
Shares Value ($)
Aerospace & Defense 1 .5%
Boeing Co. (The)* 657 116,289
Beverages 1 .5%
Monster Beverage Corp.* 2,226 116,999
Biotechnology 1 .0%
Exact Sciences Corp.* 1,348 75,744
Broadline Retail 8 .5%
Amazon.com, Inc.* 2,317 508,327
Global-e Online Ltd.* 1,591 86,757
MercadoLibre, Inc.* 35 59,515
654,599
Building Products 1 .9%
Carrier Global Corp. 1,003 68,465
Trane Technologies plc 207 76,455
144,920
Capital Markets 4 .0%
Charles Schwab Corp. (The) 2,282 168,891
Coinbase Global, Inc., Class
A* 207 51,398
MarketAxess Holdings, Inc. 380 85,895
306,184
Chemicals 2 .1%
Sherwin-Williams Co. (The) 484 164,526
Communications Equipment 1 .8%
Arista Networks, Inc.* 1,245 137,610
Electric Utilities 1 .9%
NextEra Energy, Inc. 2,005 143,739
Electrical Equipment 0 .7%
Eaton Corp. plc 173 57,414
Energy Equipment & Services 1 .3%
Schlumberger NV 2,628 100,758
Financial Services 7 .0%
Corpay, Inc.* 484 163,795
Fiserv, Inc.* 1,072 220,210
Mastercard, Inc., Class A 138 72,667
Toast, Inc., Class A* 2,109 76,873
533,545
Ground Transportation 1 .0%
Uber Technologies, Inc.* 1,245 75,098
Health Care Equipment & Supplies 4 .5%
Boston Scientific Corp.* 1,418 126,656
Intuitive Surgical, Inc.* 207 108,046
Stryker Corp. 311 111,975
346,677
Health Care Providers & Services 3 .1%
Humana, Inc. 311 78,904
UnitedHealth Group, Inc. 311 157,322
236,226
Hotels, Restaurants & Leisure 2 .3%
Carnival Corp.* 4,114 102,521
Domino's Pizza, Inc. 173 72,618
175,139
Industrial Conglomerates 1 .1%
Honeywell International, Inc. 380 85,838
Common Stocks
Shares Value ($)
Insurance 1 .3%
Kinsale Capital Group, Inc. 207 96,282
Interactive Media & Services 2 .9%
Alphabet, Inc., Class A 1,176 222,617
Life Sciences Tools & Services 0 .5%
Thermo Fisher Scientific, Inc. 69 35,896
Machinery 1 .6%
Deere & Co. 104 44,065
Ingersoll Rand, Inc. 864 78,157
122,222
Media 0 .5%
Trade Desk, Inc. (The), Class
A* 311 36,552
Pharmaceuticals 1 .6%
Eli Lilly & Co. 69 53,268
Novo Nordisk A/S, ADR-DK 830 71,397
124,665
Professional Services 1 .4%
Automatic Data Processing,
Inc. 380 111,237
Real Estate Management & Development 2 .0%
Zillow Group, Inc., Class C* 2,040 151,062
Semiconductors & Semiconductor Equipment 13 .4%
ASML Holding NV
(Registered), ADR-NL 138 95,645
Broadcom, Inc. 730 169,243
NVIDIA Corp. 4,048 543,606
NXP Semiconductors NV 382 79,399
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 380 75,046
Texas Instruments, Inc. 346 64,879
1,027,818
Software 13 .6%
Autodesk, Inc.* 449 132,711
Braze, Inc., Class A* 1,971 82,545
Datadog, Inc., Class A* 727 103,881
Microsoft Corp. 1,279 539,099
Salesforce, Inc. 553 184,884
1,043,120
Specialty Retail 1 .6%
Lowe's Cos., Inc. 484 119,451
Technology Hardware, Storage & Peripherals 7 .4%
Apple, Inc. 1,556 389,653
Pure Storage, Inc., Class A* 1,176 72,242
Western Digital Corp.* 1,798 107,215
569,110
Tobacco 2 .8%
Philip Morris International, Inc. 1,811 217,954
Total Investments
(cost $5,738,479) — 95.8% 7,349,291
Other assets in excess of liabilities — 4.2% 323,642
NET ASSETS — 100.0%
$ 7,672,933

NVIT J.P. Morgan Innovators Fund - December 31, 2024 - Statement of Investments - 15
* Denotes a non-income producing security. ADR American Depositary Receipt
DK Denmark
NL Netherlands
TW Taiwan
The accompanying notes are an integral part of these financial statements.

16 - Statement of Investments - December 31, 2024 - NVIT J.P. Morgan Large Cap Growth Fund
Common Stocks 93 .6%
Shares Value ($)
Aerospace & Defense 1 .1%
TransDigm Group, Inc. 160 202,765
Automobiles 3 .7%
Tesla, Inc.* 1,671 674,817
Beverages 1 .3%
Celsius Holdings, Inc.* 558 14,698
Coca-Cola Co. (The) 3,187 198,423
Monster Beverage Corp.* 401 21,076
234,197
Biotechnology 0 .5%
Natera, Inc.* 248 39,258
Regeneron Pharmaceuticals,
Inc.* 79 56,274
95,532
Broadline Retail 7 .5%
Alibaba Group Holding Ltd.,
ADR-CN 475 40,275
Amazon.com, Inc.* 5,461 1,198,089
MercadoLibre, Inc.* 80 136,035
1,374,399
Building Products 0 .7%
Trane Technologies plc 376 138,876
Capital Markets 3 .8%
Blackstone, Inc. 1,258 216,904
Goldman Sachs Group, Inc.
(The) 406 232,484
KKR & Co., Inc. 1,623 240,058
689,446
Communications Equipment 1 .1%
Arista Networks, Inc.* 1,848 204,259
Construction & Engineering 0 .7%
Quanta Services, Inc. 439 138,746
Consumer Staples Distribution & Retail 0 .5%
Walmart, Inc. 1,012 91,434
Electrical Equipment 1 .1%
Eaton Corp. plc 342 113,500
Vertiv Holdings Co., Class A 740 84,071
197,571
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 1,492 103,619
Entertainment 4 .4%
Netflix, Inc.* 662 590,054
Spotify Technology SA* 469 209,821
799,875
Financial Services 4 .7%
Berkshire Hathaway, Inc.,
Class B* 368 166,807
Block, Inc., Class A* 593 50,399
Mastercard, Inc., Class A 983 517,618
PayPal Holdings, Inc.* 1,539 131,354
866,178
Ground Transportation 0 .8%
Uber Technologies, Inc.* 1,497 90,299
Union Pacific Corp. 241 54,958
145,257
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies 2 .6%
Abbott Laboratories 963 108,925
Edwards Lifesciences Corp.* 435 32,203
Intuitive Surgical, Inc.* 656 342,406
483,534
Health Care Providers & Services 0 .8%
McKesson Corp. 254 144,757
Hotels, Restaurants & Leisure 3 .3%
Airbnb, Inc., Class A* 68 8,936
Booking Holdings, Inc. 21 104,337
Chipotle Mexican Grill, Inc.,
Class A* 826 49,808
DoorDash, Inc., Class A* 1,071 179,660
McDonald's Corp. 557 161,468
Starbucks Corp. 1,060 96,725
600,934
Household Durables 1 .5%
DR Horton, Inc. 1,949 272,509
Industrial Conglomerates 0 .8%
3M Co. 1,136 146,646
Interactive Media & Services 9 .9%
Alphabet, Inc., Class C 4,749 904,400
Meta Platforms, Inc., Class A 1,553 909,297
1,813,697
IT Services 1 .6%
International Business
Machines Corp. 778 171,028
MongoDB, Inc., Class A* 82 19,090
Shopify, Inc., Class A* 1,060 112,710
302,828
Life Sciences Tools & Services 0 .1%
Thermo Fisher Scientific, Inc. 53 27,572
Media 0 .4%
Trade Desk, Inc. (The), Class
A* 617 72,516
Metals & Mining 0 .1%
Freeport-McMoRan, Inc. 326 12,414
Oil, Gas & Consumable Fuels 0 .4%
Cheniere Energy, Inc. 139 29,867
ConocoPhillips 465 46,114
75,981
Pharmaceuticals 3 .2%
Eli Lilly & Co. 604 466,288
Johnson & Johnson 782 113,093
579,381
Semiconductors & Semiconductor Equipment 13 .4%
ASML Holding NV
(Registered), ADR-NL 14 9,703
Broadcom, Inc. 2,239 519,090
Lam Research Corp. 871 62,912
NVIDIA Corp. 12,643 1,697,829
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 815 160,954
2,450,488
Software 16 .3%
Adobe, Inc.* 12 5,336

NVIT J.P. Morgan Large Cap Growth Fund - December 31, 2024 - Statement of Investments - 17
Common Stocks
Shares Value ($)
Software
AppLovin Corp., Class A* 263 85,167
Fair Isaac Corp.* 59 117,465
HubSpot, Inc.* 140 97,548
Intuit, Inc. 240 150,840
Microsoft Corp. 3,568 1,503,912
Oracle Corp. 2,051 341,779
Palo Alto Networks, Inc.* 518 94,255
Salesforce, Inc. 522 174,520
ServiceNow, Inc.* 357 378,463
Synopsys, Inc.* 99 48,051
2,997,336
Specialty Retail 1 .1%
AutoZone, Inc.* 39 124,878
Home Depot, Inc. (The) 208 80,910
205,788
Technology Hardware, Storage & Peripherals 5 .2%
Apple, Inc. 3,837 960,862
Trading Companies & Distributors 0 .4%
WW Grainger, Inc. 68 71,675
Total Common Stocks
(cost $11,494,943) 17,175,889
Exchange Traded Fund 1 .9%
Equity Fund 1.9%
Invesco QQQ Trust 669 342,013
Total Exchange Traded Fund
(cost $336,443) 342,013
Total Investments
(cost $11,831,386) — 95.5% 17,517,902
Other assets in excess of liabilities — 4.5% 825,560
NET ASSETS — 100.0%
$ 18,343,462
* Denotes a non-income producing security.
ADR American Depositary Receipt
CN China
NL Netherlands
TW Taiwan
The accompanying notes are an integral part of these financial statements.

18 - Statement of Investments - December 31, 2024 - NVIT J.P. Morgan U.S. Equity Fund
Common Stocks 99 .2%
Shares Value ($)
Aerospace & Defense 2 .7%
Howmet Aerospace, Inc. 94,951 10,384,791
Northrop Grumman Corp. 37,485 17,591,336
27,976,127
Automobiles 1 .4%
Tesla, Inc.* 35,066 14,161,053
Banks 4 .1%
US Bancorp 216,016 10,332,045
Wells Fargo & Co. 445,561 31,296,205
41,628,250
Biotechnology 4 .2%
AbbVie, Inc. 95,764 17,017,263
Regeneron Pharmaceuticals,
Inc.* 23,549 16,774,659
Vertex Pharmaceuticals, Inc.* 23,307 9,385,729
43,177,651
Broadline Retail 4 .8%
Amazon.com, Inc.* 223,360 49,002,950
Building Products 2 .0%
Carrier Global Corp. 122,781 8,381,031
Trane Technologies plc 33,068 12,213,666
20,594,697
Capital Markets 2 .8%
Ameriprise Financial, Inc. 32,891 17,512,155
Morgan Stanley 86,169 10,833,167
28,345,322
Construction Materials 1 .9%
Vulcan Materials Co. 75,215 19,347,554
Consumer Finance 2 .3%
American Express Co. 79,315 23,539,899
Electric Utilities 3 .5%
NextEra Energy, Inc. 143,767 10,306,656
PG&E Corp. 779,427 15,728,837
Southern Co. (The) 121,159 9,973,809
36,009,302
Electrical Equipment 2 .0%
Eaton Corp. plc 61,169 20,300,156
Energy Equipment & Services 2 .6%
Baker Hughes Co., Class A 642,694 26,363,308
Financial Services 2 .6%
Corpay, Inc.* 2,439 825,406
Mastercard, Inc., Class A 49,571 26,102,602
26,928,008
Food Products 1 .2%
Mondelez International, Inc.,
Class A 202,812 12,113,961
Ground Transportation 1 .6%
CSX Corp. 513,447 16,568,935
Health Care Equipment & Supplies 3 .2%
Edwards Lifesciences Corp.* 83,120 6,153,373
Medtronic plc 124,760 9,965,829
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Stryker Corp. 44,339 15,964,257
32,083,459
Health Care Providers & Services 1 .9%
UnitedHealth Group, Inc. 38,873 19,664,296
Hotels, Restaurants & Leisure 3 .8%
Chipotle Mexican Grill, Inc.,
Class A* 171,870 10,363,761
Marriott International, Inc.,
Class A 35,771 9,977,963
McDonald's Corp. 63,970 18,544,263
38,885,987
Industrial REITs 0 .8%
Prologis, Inc. 76,785 8,116,175
Insurance 2 .4%
Arthur J Gallagher & Co. 58,855 16,705,992
Travelers Cos., Inc. (The) 32,426 7,811,099
24,517,091
Interactive Media & Services 6 .3%
Alphabet, Inc., Class A 149,833 28,363,387
Meta Platforms, Inc., Class A 61,672 36,109,573
64,472,960
Machinery 1 .4%
Deere & Co. 34,135 14,462,999
Oil, Gas & Consumable Fuels 2 .2%
Exxon Mobil Corp. 211,109 22,708,995
Pharmaceuticals 0 .7%
Eli Lilly & Co. 9,179 7,086,188
Semiconductors & Semiconductor Equipment 14 .9%
Analog Devices, Inc. 40,738 8,655,195
ASML Holding NV
(Registered), ADR-NL 5,469 3,790,455
Broadcom, Inc. 122,282 28,349,859
Marvell Technology, Inc. 69,034 7,624,805
Micron Technology, Inc. 102,157 8,597,533
NVIDIA Corp. 550,894 73,979,555
NXP Semiconductors NV 98,648 20,503,987
151,501,389
Software 11 .4%
Intuit, Inc. 16,270 10,225,695
Microsoft Corp. 206,127 86,882,531
Oracle Corp. 113,260 18,873,646
115,981,872
Specialty Retail 2 .4%
Lowe's Cos., Inc. 98,143 24,221,692
Technology Hardware, Storage & Peripherals 8 .1%
Apple, Inc. 327,698 82,062,133
Total Investments
(cost $940,863,323) — 99.2% 1,011,822,409
Other assets in excess of liabilities — 0.8% 8,024,133
NET ASSETS — 100.0%
$ 1,019,846,542

NVIT J.P. Morgan U.S. Equity Fund - December 31, 2024 - Statement of Investments - 19
* Denotes a non-income producing security.
ADR American Depositary Receipt
NL Netherlands
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 4 3/2025 USD 1,187,150 (20,609)
Net contracts (20,609)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

20 - Statement of Investments - December 31, 2024 - NVIT J.P. Morgan US Technology Leaders Fund
Common Stocks 96 .1%
Shares Value ($)
Automobiles 4 .4%
Tesla, Inc.* 1,877 758,008
Banks 1 .2%
NU Holdings Ltd., Class A* 20,424 211,593
Broadline Retail 5 .6%
Alibaba Group Holding Ltd.,
ADR-CN 1,678 142,277
Amazon.com, Inc.* 2,646 580,506
MercadoLibre, Inc.* 134 227,859
950,642
Capital Markets 3 .1%
Robinhood Markets, Inc.,
Class A* 14,105 525,552
Communications Equipment 3 .3%
Arista Networks, Inc.* 3,488 385,528
Ciena Corp.* 2,127 180,391
565,919
Electrical Equipment 0 .8%
Vicor Corp.* 2,736 132,203
Entertainment 8 .5%
Netflix, Inc.* 765 681,860
Sea Ltd., ADR-SG* 1,670 177,187
Spotify Technology SA* 535 239,348
Take-Two Interactive Software,
Inc.* 1,869 344,046
1,442,441
Ground Transportation 1 .2%
Uber Technologies, Inc.* 3,377 203,701
Health Care Technology 1 .6%
Veeva Systems, Inc., Class A* 1,271 267,228
Hotels, Restaurants & Leisure 1 .8%
Booking Holdings, Inc. 60 298,105
Insurance 0 .2%
Lemonade, Inc.* 1,117 40,972
Interactive Media & Services 8 .5%
Alphabet, Inc., Class C 2,419 460,674
Meta Platforms, Inc., Class A 1,402 820,885
Reddit, Inc., Class A* 592 96,757
Snap, Inc., Class A* 7,474 80,495
1,458,811
IT Services 7 .0%
MongoDB, Inc., Class A* 899 209,296
Shopify, Inc., Class A* 5,175 550,258
Snowflake, Inc., Class A* 2,159 333,371
Twilio, Inc., Class A* 1,011 109,269
1,202,194
Life Sciences Tools & Services 0 .3%
Tempus AI, Inc., Class A*(a) 1,391 46,960
Media 2 .0%
Trade Desk, Inc. (The), Class
A* 2,921 343,305
Semiconductors & Semiconductor Equipment 19 .1%
Allegro MicroSystems, Inc.* 3,386 74,018
ASML Holding NV
(Registered), ADR-NL 110 76,239
Astera Labs, Inc.* 1,987 263,178
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Broadcom, Inc. 2,546 590,265
Credo Technology Group
Holding Ltd.* 7,472 502,193
Lam Research Corp. 3,282 237,059
Micron Technology, Inc. 1,301 109,492
Monolithic Power Systems,
Inc. 88 52,070
NVIDIA Corp. 3,672 493,113
ON Semiconductor Corp.* 2,592 163,425
Onto Innovation, Inc.* 1,024 170,670
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 2,672 527,693
3,259,415
Software 26 .4%
AppLovin Corp., Class A* 855 276,875
Atlassian Corp., Class A* 1,208 294,003
Confluent, Inc., Class A* 7,492 209,476
Crowdstrike Holdings, Inc.,
Class A* 145 49,613
Datadog, Inc., Class A* 1,479 211,334
Elastic NV* 1,729 171,309
Gitlab, Inc., Class A* 3,939 221,963
Guidewire Software, Inc.* 801 135,033
HubSpot, Inc.* 553 385,314
Intuit, Inc. 464 291,624
Manhattan Associates, Inc.* 334 90,260
Microsoft Corp. 507 213,701
Oracle Corp. 4,027 671,059
Palantir Technologies, Inc.,
Class A* 1,767 133,638
Palo Alto Networks, Inc.* 1,193 217,078
Procore Technologies, Inc.* 1,269 95,086
ServiceNow, Inc.* 494 523,699
Synopsys, Inc.* 454 220,354
Zoom Communications, Inc.,
Class A* 1,258 102,666
4,514,085
Technology Hardware, Storage & Peripherals 1 .1%
Western Digital Corp.* 3,058 182,348
Total Investments
(cost $11,300,827) — 96.1% 16,403,482
Other assets in excess of liabilities — 3.9% 674,287
NET ASSETS — 100.0%
$ 17,077,769
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
December 31, 2024. The total value of securities on loan as
of December 31, 2024 was $42,234, which was collateralized
by $44,300 in the form of U.S Government Treasury
Securities, interest rates ranging from 0.13% – 4.75%, and
maturity dates ranging from 1/31/2026 – 11/15/2053.

NVIT J.P. Morgan US Technology Leaders Fund - December 31, 2024 - Statement of Investments - 21
ADR American Depositary Receipt
CN China
NL Netherlands
SG Singapore
TW Taiwan
The accompanying notes are an integral part of these financial statements.

22 - Statements of Assets and Liabilities - December 31, 2024 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
Assets:
Investment securities, at value
*
$ 2,271,805,846
Repurchase agreements, at value 19,970,513
Cash 100,827,566
Deposits with broker for futures contracts 15,731,183
Foreign currencies, at value —
Interest and dividends receivable 1,675,146
Security lending income receivable 5,671
Receivable for investments sold —
Receivable for capital shares issued 975,172
Reclaims receivable —
Receivable for variation margin on futures contracts 707,419
Receivable for reimbursement from investment adviser (Note 3) 19,641
Prepaid expenses 2,755
Total Assets 2,411,720,912
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 1,548,656
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) 19,970,513
Accrued expenses and other payables:
Investment advisory fees 890,794
Fund administration fees 128,856
Distribution fees 136,316
Administrative servicing fees 301,121
Accounting and transfer agent fees 4,425
Trustee fees 56
Custodian fees 16,415
Compliance program costs (Note 3) 2,622
Professional fees 11,883
Printing fees 109,082
Other 22,229
Total Liabilities 23,142,968
Commitments and contingencies (Note 3) —
Net Assets $ 2,388,577,944
* Includes value of securities on loan (Note 2) 39,031,965
Cost of investment securities 1,137,061,772
Cost of repurchase agreements 19,970,513
Cost of foreign currencies —
Represented by:
Capital $ 1,320,208,786
Total distributable earnings (loss) 1,068,369,158
Net Assets $ 2,388,577,944

Equity Funds (I) - December 31, 2024 - Statements of Assets and Liabilities - 23
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
NVIT J.P. Morgan
U.S. Equity Fund
$ 495,773,010 $ 10,324,500 $ 7,349,291 $ 17,517,902 $ 1,011,822,409
2,377,814 — — — —
32,511,824 552,468 351,344 859,505 8,399,016
4,940,652 — — — 237,994
66,728 — — — —
918,860 3,388 6,423 4,685 610,554
2,943 6 11 — —
— — — 263 430,468
72,197 — — 842 161,747
64,352 — — — —
— — — — —
53,478 9,740 9,243 9,249 251
595 17 14 21 158
536,782,453 10,890,119 7,716,326 18,392,467 1,021,662,597
488,753 — — 349 1,086,783
405,050 49 32 — 250,018
254,305 — — — 4,600
2,377,814 — — — —
265,277 7,061 4,944 10,359 346,183
61,325 30,174 30,071 30,401 51,053
46,327 — — — 23,390
87,689 — — — 20,781
1,192 31 40 40 1,985
14 2 8 1 54
3,668 65 329 91 3,070
608 11 8 19 891
11,482 7,375 7,437 7,316 7,711
77,651 3 31 — 18,326
7,348 433 493 429 1,210
4,088,503 45,204 43,393 49,005 1,816,055
— — — — —
$ 532,693,950 $ 10,844,915 $ 7,672,933 $ 18,343,462 $ 1,019,846,542
27,901,983 106,171 — — —
393,816,769 6,957,607 5,738,479 11,831,386 940,863,323
2,377,814 — — — —
71,240 — — — —
$ 370,367,202 $ 7,386,680 $ 6,028,494 $ 12,902,041 $ 942,090,848
162,326,748 3,458,235 1,644,439 5,441,421 77,755,694
$ 532,693,950 $ 10,844,915 $ 7,672,933 $ 18,343,462 $ 1,019,846,542

24 - Statements of Assets and Liabilities - December 31, 2024 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
Net Assets:
Class I Shares $ 1,764,355,920
Class II Shares 624,222,024
Class X Shares —
Class Y Shares —
Class Z Shares —
Total $ 2,388,577,944
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 68,868,295
Class II Shares 24,722,561
Class X Shares —
Class Y Shares —
Class Z Shares —
Total 93,590,856
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 25 .62
Class II Shares $ 25 .25
Class X Shares $ —
Class Y Shares $ —
Class Z Shares $ —

Equity Funds (I) - December 31, 2024 - Statements of Assets and Liabilities - 25
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
NVIT J.P. Morgan
U.S. Equity Fund
$ 222,389,408 $ — $ — $ — $ —
65,851,949 — — — 111,622,619
77,991,593 — — — —
— 10,844,915 7,672,933 18,343,462 908,223,923
166,461,000 — — — —
$ 532,693,950 $ 10,844,915 $ 7,672,933 $ 18,343,462 $ 1,019,846,542
12,553,519 — — — —
3,748,945 — — — 5,312,707
4,409,734 — — — —
— 633,023 565,975 1,120,937 43,393,831
9,567,465 — — — —
30,279,663 633,023 565,975 1,120,937 48,706,538
$ 17 .72 $ — $ — $ — $ —
$ 17 .57 $ — $ — $ — $ 21 .01
$ 17 .69 $ — $ — $ — $ —
$ — $ 17 .13 $ 13 .56 $ 16 .36 $ 20 .93
$ 17 .40 $ — $ — $ — $ —

26 - Statements of Assets and Liabilities - December 31, 2024 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
US Technology
Leaders Fund
Assets:
Investment securities, at value
*
$ 16,403,482
Cash 706,459
Interest and dividends receivable 3,718
Security lending income receivable 2,948
Receivable for reimbursement from investment adviser (Note 3) 10,609
Prepaid expenses 25
Total Assets 17,127,241
Liabilities:
Payable for capital shares redeemed 109
Accrued expenses and other payables:
Investment advisory fees 11,121
Fund administration fees 30,384
Accounting and transfer agent fees 37
Trustee fees 3
Custodian fees 89
Compliance program costs (Note 3) 17
Professional fees 7,315
Printing fees 2
Other 395
Total Liabilities 49,472
Commitments and contingencies (Note 3) —
Net Assets $ 17,077,769
* Includes value of securities on loan (Note 2) 42,234
Cost of investment securities 11,300,827
Represented by:
Capital $ 11,807,608
Total distributable earnings (loss) 5,270,161
Net Assets $ 17,077,769

Equity Funds (I) - December 31, 2024 - Statements of Assets and Liabilities - 27
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
US Technology
Leaders Fund
Net Assets:
Class Y Shares $ 17,077,769
Total $ 17,077,769
Shares Outstanding (unlimited number of shares authorized):
Class Y Shares 988,606
Total 988,606
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class Y Shares $ 17 .27

28 - Statements of Operations - For the Year Ended December 31, 2024 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon
Dynamic U.S. Core
Fund
INVESTMENT INCOME:
Dividend income $ 28,457,193
Interest income 13,811,671
Income from securities lending (Note 2) 149,414
Other income 2,650
Foreign tax withholding (8,613)
European Union tax reclaims (Note 2) —
Total Income 42,412,315
EXPENSES:
Investment advisory fees 10,980,037
Fund administration fees 647,748
Distribution fees Class II Shares 1,563,727
Distribution fees Class Z Shares —
Administrative servicing fees Class I Shares 2,596,800
Administrative servicing fees Class II Shares 938,246
Administrative servicing fees Class X Shares —
Administrative servicing fees Class Z Shares —
Professional fees 105,649
Printing fees 6,464
Trustee fees 84,692
Custodian fees 74,355
Accounting and transfer agent fees 13,345
Compliance program costs (Note 3) 10,264
European Union tax reclaims filing fees (Note 2) —
Other 47,883
Total expenses before fees waived and expenses reimbursed 17,069,210
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) (895,579)
Expenses reimbursed by adviser (Note 3) (174,835)
Net Expenses 15,998,796
NET INVESTMENT INCOME 26,413,519
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 163,786,400
Expiration or closing of futures contracts (Note 2) (4,033,489)
Foreign currency transactions (Note 2) —
Net realized gains (losses) 159,752,911
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 302,089,297
Futures contracts (Note 2) (10,424,144)
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation 291,665,153
Net realized/unrealized gains (losses) 451,418,064
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 477,831,583

Equity Funds (I) - For the Year Ended December 31, 2024 - Statements of Operations - 29
NVIT BNY Mellon
Dynamic U.S.
Equity Income Fund
NVIT J.P. Morgan
Digital Evolution
Strategy Fund
NVIT J.P. Morgan
Innovators Fund
NVIT J.P. Morgan
Large Cap Growth
Fund
NVIT J.P. Morgan
U.S. Equity Fund
$ 11,301,577 $ 47,522 $ 45,575 $ 74,203 $ 5,930,865
2,827,403 12,287 8,926 31,325 168,664
36,074 237 85 140 547
— — — — —
(28,638) (53) (581) (525) (28,736)
32,401 — — — —
14,168,817 59,993 54,005 105,143 6,071,340
3,086,736 67,873 48,225 93,580 1,959,062
187,993 53,046 52,402 54,381 163,154
170,738 — — — 226,235
430,668 — — — —
569,735 — — — —
170,738 — — — 226,235
89,467 — — — —
206,722 — — — —
44,694 42,951 42,937 43,121 55,352
24,585 242 6 47 3,582
19,568 327 241 531 17,643
17,020 214 634 200 13,709
3,561 8 7 35 2,444
2,376 18 6 47 2,071
1,296 — — — —
12,230 48 37 76 3,875
5,038,127 164,727 144,495 192,018 2,673,362
(54,636) — — — —
— — — — —
(154,139) (108,655) (104,725) (102,741) (35,302)
4,829,352 56,072 39,770 89,277 2,638,060
9,339,465 3,921 14,235 15,866 3,433,280
75,021,399 969,650 681,975 148,401 9,496,034
(7,982,426) — — — 222,939
(199) — — — —
67,038,774 969,650 681,975 148,401 9,718,973
3,390,249 1,812,475 552,272 3,655,659 53,407,944
(2,743,607) — — — (20,609)
(5,717) — — — —
640,925 1,812,475 552,272 3,655,659 53,387,335
67,679,699 2,782,125 1,234,247 3,804,060 63,106,308
$ 77,019,164 $ 2,786,046 $ 1,248,482 $ 3,819,926 $ 66,539,588

30 - Statements of Operations - For the Year Ended December 31, 2024 - Equity Funds
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan
US Technology
Leaders Fund
INVESTMENT INCOME:
Dividend income $ 35,058
Interest income 12,858
Income from securities lending (Note 2) 7,422
Foreign tax withholding (1,385)
Total Income 53,953
EXPENSES:
Investment advisory fees 101,279
Fund administration fees 54,185
Professional fees 43,081
Printing fees 7
Trustee fees 492
Custodian fees 133
Accounting and transfer agent fees 30
Compliance program costs (Note 3) 42
Other 76
Total expenses before expenses reimbursed 199,325
Expenses reimbursed by adviser (Note 3) (115,572)
Net Expenses 83,753
NET INVESTMENT LOSS (29,800)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 494,063
Net realized gains (losses) 494,063
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 3,054,967
Net change in unrealized appreciation/depreciation 3,054,967
Net realized/unrealized gains (losses) 3,549,030
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 3,519,230

The accompanying notes are an integral part of these financial statements.
32 - Statements of Changes in Net Assets - December 31, 2024 - Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 26,413,519 $ 28,693,010
Net realized gains (losses) 159,752,911 (5,541,267)
Net change in unrealized appreciation/depreciation 291,665,153 426,127,754
Change in net assets resulting from operations 477,831,583 449,279,497
Distributions to Shareholders From:
Distributable earnings:
Class I (20,513,339) (21,629,643)
Class II (5,826,673) (6,713,408)
Class X — —
Class Y — —
Class Z — —
Change in net assets from shareholder distributions (26,340,012) (28,343,051)
Change in net assets from capital transactions (279,648,728) (197,540,022)
Change in net assets 171,842,843 223,396,424
Net Assets:
Beginning of year 2,216,735,101 1,993,338,677
End of year $ 2,388,577,944 $ 2,216,735,101
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 5,189,215 $ 7,371,261
Dividends reinvested 20,513,339 21,629,643
Cost of shares redeemed (209,552,158) (156,157,210)
Total Class I Shares (183,849,604) (127,156,306)
Class II Shares
Proceeds from shares issued 5,414,416 12,011,382
Dividends reinvested 5,826,673 6,713,408
Cost of shares redeemed (107,040,213) (89,108,506)
Total Class II Shares (95,799,124) (70,383,716)
Class X Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class X Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Class Z Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Z Shares — —
Change in net assets from capital transactions $ (279,648,728) $ (197,540,022)

Equity Funds (I) - December 31, 2024 - Statements of Changes in Net Assets - 33
NVIT BNY Mellon Dynamic U.S. Equity
Income Fund
NVIT J.P. Morgan Digital Evolution Strategy
Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 9,339,465 $ 8,912,640 $ 3,921 $ 379
67,038,774 34,694,332 969,650 2,885
640,925 1,058,795 1,812,475 1,948,730
77,019,164 44,665,767 2,786,046 1,951,994
(19,728,703) (15,973,153) — —
(5,809,252) (4,865,906) — —
(6,687,125) (4,989,340) — —
— — (561,363) (496)
(14,920,420) (12,857,055) — —
(47,145,500) (38,685,454) (561,363) (496)
(27,949,245) (34,866,169) 3,334,281 635,998
1,924,419 (28,885,856) 5,558,964 2,587,496
530,769,531 559,655,387 5,285,951 2,698,455
$ 532,693,950 $ 530,769,531 $ 10,844,915 $ 5,285,951
$ 1,109,772 $ 1,228,200 $ — $ —
19,728,703 15,973,153 — —
(33,146,451) (27,244,013) — —
(12,307,976) (10,042,660) — —
1,040,238 312,699 — —
5,809,252 4,865,906 — —
(12,423,793) (10,754,344) — —
(5,574,303) (5,575,739) — —
7,243,414 8,001,470 — —
6,687,125 4,989,340 — —
(8,671,513) (10,790,569) — —
5,259,026 2,200,241 — —
— — 3,325,893 789,572
— — 561,363 496
— — (552,975) (154,070)
— — 3,334,281 635,998
5,753,002 9,184,040 — —
14,920,420 12,857,055 — —
(35,999,414) (43,489,106) — —
(15,325,992) (21,448,011) — —
$ (27,949,245) $ (34,866,169) $ 3,334,281 $ 635,998

The accompanying notes are an integral part of these financial statements.
34 - Statements of Changes in Net Assets - December 31, 2024 - Equity Funds (I)
NVIT BNY Mellon Dynamic U.S. Core Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 211,416 383,676
Reinvested 780,418 1,060,758
Redeemed (8,766,972) (8,148,817)
Total Class I Shares (7,775,138) (6,704,383)
Class II Shares
Issued 233,932 654,608
Reinvested 225,359 334,123
Redeemed (4,563,743) (4,697,378)
Total Class II Shares (4,104,452) (3,708,647)
Class X Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class X Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Class Z Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Z Shares — —
Total change in shares (11,879,590) (10,413,030)

Equity Funds (I) - December 31, 2024 - Statements of Changes in Net Assets - 35
NVIT BNY Mellon Dynamic U.S. Equity
Income Fund
NVIT J.P. Morgan Digital Evolution Strategy
Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
62,067 73,819 — —
1,106,613 970,636 — —
(1,837,886) (1,637,412) — —
(669,206) (592,957) — —
57,554 19,094 — —
329,066 298,140 — —
(691,819) (651,048) — —
(305,199) (333,814) — —
399,396 480,731 — —
375,010 303,347 — —
(484,550) (647,043) — —
289,856 137,035 — —
— — 231,982 68,615
— — 32,790 39
— — (34,124) (13,842)
— — 230,648 54,812
321,794 560,277 — —
852,787 794,594 — —
(2,030,144) (2,663,840) — —
(855,563) (1,308,969) — —
(1,540,112) (2,098,705) 230,648 54,812

The accompanying notes are an integral part of these financial statements.
36 - Statements of Changes in Net Assets - December 31, 2024 - Equity Funds (I)
NVIT J.P. Morgan Innovators Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 14,235 $ 15,265
Net realized gains (losses) 681,975 23,515
Net change in unrealized appreciation/depreciation 552,272 1,188,749
Change in net assets resulting from operations 1,248,482 1,227,529
Distributions to Shareholders From:
Distributable earnings:
Class II — —
Class Y (365,603) (15,966)
Return of capital:
Class Y — —
Change in net assets from shareholder distributions (365,603) (15,966)
Change in net assets from capital transactions 1,509,960 916,655
Change in net assets 2,392,839 2,128,218
Net Assets:
Beginning of year 5,280,094 3,151,876
End of year $ 7,672,933 $ 5,280,094
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ — $ —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class Y Shares
Proceeds from shares issued 1,757,254 1,226,953
Dividends reinvested 365,603 15,966
Cost of shares redeemed (612,897) (326,264)
Total Class Y Shares 1,509,960 916,655
Change in net assets from capital transactions $ 1,509,960 $ 916,655
SHARE TRANSACTIONS:
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class Y Shares
Issued 129,692 123,501
Reinvested 26,942 1,411
Redeemed (46,840) (33,115)
Total Class Y Shares 109,794 91,797
Total change in shares 109,794 91,797

Equity Funds (I) - December 31, 2024 - Statements of Changes in Net Assets - 37
NVIT J.P. Morgan Large Cap Growth Fund NVIT J.P. Morgan U.S. Equity Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 15,866 $ 14,967 $ 3,433,280 $ 471,644
148,401 (319,677) 9,718,973 (1,248,509)
3,655,659 2,230,652 53,387,335 16,757,826
3,819,926 1,925,942 66,539,588 15,980,961
— — (662) (477,870)
(15,922) (16,783) (2,350,483) (95)
(12,388) — — —
(28,310) (16,783) (2,351,145) (477,965)
5,247,614 3,160,609 875,395,953 10,026,942
9,039,230 5,069,768 939,584,396 25,529,938
9,304,232 4,234,464 80,262,146 54,732,208
$ 18,343,462 $ 9,304,232 $ 1,019,846,542 $ 80,262,146
$ — $ — $ 35,162,025 $ 16,018,615
— — 662 477,870
— — (21,659,519) (6,469,638)
— — 13,503,168 10,026,847
6,947,683 3,456,782 959,083,441 —
28,310 16,783 2,350,483 95
(1,728,379) (312,956) (99,541,139) —
5,247,614 3,160,609 861,892,785 95
$ 5,247,614 $ 3,160,609 $ 875,395,953 $ 10,026,942
— — 1,737,364 1,058,781
— — 33 29,148
— — (1,147,930) (420,219)
— — 589,467 667,710
480,786 317,176 48,098,767 —
1,723 1,378 107,996 6
(115,998) (27,646) (4,813,482) —
366,511 290,908 43,393,281 6
366,511 290,908 43,982,748 667,716

38 - Statements of Changes in Net Assets - December 31, 2024 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan US Technology Leaders
Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment loss $ (29,800) $ (11,217)
Net realized gains (losses) 494,063 (152,844)
Net change in unrealized appreciation/depreciation 3,054,967 2,540,275
Change in net assets resulting from operations 3,519,230 2,376,214
Distributions to Shareholders From:
Distributable earnings:
Class Y (40,775) —
Change in net assets from shareholder distributions (40,775) —
Change in net assets from capital transactions 5,663,680 2,422,704
Change in net assets 9,142,135 4,798,918
Net Assets:
Beginning of year 7,935,634 3,136,716
End of year $ 17,077,769 $ 7,935,634
CAPITAL TRANSACTIONS:
Class Y Shares
Proceeds from shares issued $ 6,522,847 $ 2,741,421
Dividends reinvested 40,775 —
Cost of shares redeemed (899,942) (318,717)
Total Class Y Shares 5,663,680 2,422,704
Change in net assets from capital transactions $ 5,663,680 $ 2,422,704
SHARE TRANSACTIONS:
Class Y Shares
Issued 454,577 232,642
Reinvested 2,337 —
Redeemed (57,389) (27,390)
Total Class Y Shares 399,525 205,252
Total change in shares 399,525 205,252

Equity Funds (I) - December 31, 2024 - Financial Highlights - 39
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Dynamic U.S. Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2024 $ 21.10 $ 0.28 $ 4.54 $ 4.82 $ (0.30) $ — $ (0.30) $ 25.62 22.80% $ 1,764,356 0.61% 1.19% 0.66% 3.51%
12/31/2023 17.27 0.27 3.84 4.11 (0.28) — (0.28) 21.10 23.88% 1,617,136 0.61% 1.44% 0.66% 3.09%
12/31/2022 24.03 0.18 (5.46) (5.28) (0.17) (1.31) (1.48) 17.27 (22.10)% 1,439,331 0.61% 0.93% 0.67% 1.98%
12/31/2021 18.84 0.13 5.54 5.67 (0.11) (0.37) (0.48) 24.03 30.24% 2,016,400 0.61% 0.62% 0.67% 9.79%
12/31/2020 17.76 0.22 2.97 3.19 (0.23) (1.88) (2.11) 18.84 18.90% 1,422,089 0.61% 1.28% 0.68% 10.36%
Class II Shares
12/31/2024 20.80 0.22 4.46 4.68 (0.23) — (0.23) 25.25 22.50% 624,222 0.86% 0.94% 0.91% 3.51%
12/31/2023 17.03 0.22 3.78 4.00 (0.23) — (0.23) 20.80 23.56% 599,599 0.86% 1.18% 0.91% 3.09%
12/31/2022 23.71 0.13 (5.38) (5.25) (0.12) (1.31) (1.43) 17.03 (22.26)% 554,007 0.86% 0.68% 0.92% 1.98%
12/31/2021 18.62 0.08 5.46 5.54 (0.08) (0.37) (0.45) 23.71 29.91% 807,253 0.86% 0.37% 0.92% 9.79%
12/31/2020 17.59 0.18 2.92 3.10 (0.19) (1.88) (2.07) 18.62 18.53% 360,834 0.86% 1.02% 0.93% 10.36%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

40 - Financial Highlights - December 31, 2024 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2024 $ 16.79 $ 0.32 $ 2.24 $ 2.56 $ (0.31) $ (1.32) $ (1.63) $ 17.72 15.32% $ 222,389 0.85% 1.76% 0.88% 69.58%
12/31/2023 16.61 0.29 1.14 1.43 (0.29) (0.96) (1.25) 16.79 8.84% 222,008 0.88% 1.71% 0.88% 79.22%
12/31/2022 19.87 0.24 (0.62) (0.38) (0.20) (2.68) (2.88) 16.61 (1.13)% 229,418 0.87% 1.34% 0.87% 79.56%
12/31/2021 14.95 0.17 4.98 5.15 (0.23) — (0.23) 19.87 34.53% 259,805 0.88% 0.96% 0.90% 86.42%
12/31/2020 15.37 0.21 (0.05) 0.16 (0.23) (0.35) (0.58) 14.95 1.49% 169,059 0.91% 1.62% 0.91% 132.01%
Class II Shares
12/31/2024 16.66 0.28 2.23 2.51 (0.28) (1.32) (1.60) 17.57 15.12% 65,852 1.02% 1.59% 1.13% 69.58%
12/31/2023 16.49 0.25 1.14 1.39 (0.26) (0.96) (1.22) 16.66 8.65% 67,545 1.05% 1.54% 1.13% 79.22%
12/31/2022 19.75 0.21 (0.62) (0.41) (0.17) (2.68) (2.85) 16.49 (1.30)% 72,340 1.04% 1.17% 1.12% 79.56%
12/31/2021 14.85 0.14 4.95 5.09 (0.19) — (0.19) 19.75 34.32% 84,025 1.06% 0.78% 1.15% 86.42%
12/31/2020 15.22 0.19 (0.05) 0.14 (0.16) (0.35) (0.51) 14.85 1.39% 78,329 1.08% 1.50% 1.16% 132.01%
Class X Shares
12/31/2024 16.76 0.34 2.25 2.59 (0.34) (1.32) (1.66) 17.69 15.49% 77,992 0.72% 1.89% 0.75% 69.58%
12/31/2023 16.58 0.31 1.14 1.45 (0.31) (0.96) (1.27) 16.76 9.00% 69,066 0.75% 1.85% 0.75% 79.22%
12/31/2022 19.84 0.27 (0.62) (0.35) (0.23) (2.68) (2.91) 16.58 (1.02)% 66,042 0.74% 1.48% 0.74% 79.56%
12/31/2021 14.92 0.19 4.98 5.17 (0.25) — (0.25) 19.84 34.71% 68,665 0.75% 1.09% 0.77% 86.42%
12/31/2020(g) 12.97 0.06 2.07 2.13 (0.18) — (0.18) 14.92 16.46% 47,678 0.78% 1.26% 0.79% 132.01%
Class Z Shares
12/31/2024 16.52 0.29 2.20 2.49 (0.29) (1.32) (1.61) 17.40 15.13% 166,461 0.97% 1.64% 1.00% 69.58%
12/31/2023 16.35 0.26 1.14 1.40 (0.27) (0.96) (1.23) 16.52 8.78% 172,151 1.00% 1.59% 1.00% 79.22%
12/31/2022 19.62 0.22 (0.63) (0.41) (0.18) (2.68) (2.86) 16.35 (1.30)% 191,855 0.99% 1.23% 0.99% 79.56%
12/31/2021 14.76 0.15 4.91 5.06 (0.20) — (0.20) 19.62 34.35% 204,457 1.00% 0.83% 1.02% 86.42%
12/31/2020(g) 12.83 0.04 2.06 2.10 (0.17) — (0.17) 14.76 16.41% 175,284 1.03% 1.01% 1.04% 132.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from September 8, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of September 4,
2020 through December 31, 2020.

Equity Funds (I) - December 31, 2024 - Financial Highlights - 41
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Digital Evolution Strategy Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
12/31/2024 $ 13.14 $ 0.01 $ 4.92 $ 4.93 $ (0.01) $ (0.93) $ (0.94) $ 17.13 37.48% $ 10,845 0.62% 0.04% 1.82% 77.54%
12/31/2023 7.76 — 5.38 5.38 — — — 13.14 69.35% 5,286 0.62% 0.01% 2.96% 72.09%
12/31/2022(f) 10.00 (0.01) (2.23) (2.24) — — — 7.76 (22.40)% 2,698 0.63% (0.15)% 5.60% 66.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

42 - Financial Highlights - December 31, 2024 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Innovators Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
12/31/2024 $ 11.57 $ 0.03 $ 2.64 $ 2.67 $ (0.03) $ (0.65) $ (0.68) $ 13.56 23.05% $ 7,673 0.62% 0.22% 2.25% 96.08%
12/31/2023 8.65 0.04 2.92 2.96 (0.04) — (0.04) 11.57 34.17% 5,280 0.62% 0.38% 2.82% 93.79%
12/31/2022(f) 10.00 0.02 (1.35) (1.33) (0.02) — (0.02) 8.65 (13.30)% 3,152 0.63% 0.37% 5.28% 52.19%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

Equity Funds (I) - December 31, 2024 - Financial Highlights - 43
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan Large Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
12/31/2024 $ 12.33 $ 0.02 $ 4.04 $ 4.06 $ (0.02) $ — $ (0.01) $ (0.03) $ 16.36 32.89% $ 18,343 0.62% 0.11% 1.33% 51.74%
12/31/2023 9.14 0.02 3.19 3.21 (0.02) — — (0.02) 12.33 35.15% 9,304 0.62% 0.23% 1.93% 59.02%
12/31/2022(f) 10.00 0.05 (0.87) (0.82) (0.04) — — (0.04) 9.14 (8.19)% 4,234 0.62% 0.77% 4.47% 12.22%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

44 - Financial Highlights - December 31, 2024 - Equity Funds (I)
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan U.S. Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class II Shares
12/31/2024 $ 16.99 $ 0.06 $ 3.96 $ 4.02 $ — $ — $ — $ 21.01 23.66% $ 111,623 0.94% 0.31% 0.98% 54.75%
12/31/2023 13.49 0.11 3.49 3.60 (0.10) — (0.10) 16.99 26.73% 80,253 0.94% 0.70% 1.03% 51.24%
12/31/2022 16.94 0.10 (3.38) (3.28) (0.08) (0.09) (0.17) 13.49 (19.38)% 54,725 0.94% 0.69% 1.10% 47.17%
12/31/2021 13.62 0.05 3.74 3.79 (0.04) (0.43) (0.47) 16.94 27.93% 44,370 0.89% 0.33% 1.37% 61.64%
12/31/2020 11.03 0.05 2.81 2.86 (0.04) (0.23) (0.27) 13.62 25.99% 14,303 0.94% 0.46% 3.53% 123.37%
Class Y Shares
12/31/2024 16.89 0.16 3.93 4.09 (0.05) — (0.05) 20.93 24.23%(g) 908,224 0.43% 0.76% 0.43% 54.75%
12/31/2023 13.41 0.18 3.47 3.65 (0.17) — (0.17) 16.89 27.30%(g) 9 0.44% 1.20% 0.52% 51.24%
12/31/2022 16.83 0.17 (3.35) (3.18) (0.15) (0.09) (0.24) 13.41 (18.95)%(g) 7 0.44% 1.16% 0.61% 47.17%
12/31/2021 13.52 0.12 3.74 3.86 (0.12) (0.43) (0.55) 16.83 28.66%(g) 9 0.44% 0.80% 0.97% 61.64%
12/31/2020 11.07 0.11 2.81 2.92 (0.24) (0.23) (0.47) 13.52 26.52% 7 0.45% 0.98% 3.52% 123.37%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (I) - December 31, 2024 - Financial Highlights - 45
The accompanying notes are an integral part of these financial statements.
NVIT J.P. Morgan US Technology Leaders Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class Y Shares
12/31/2024 $ 13.47 $ (0.03) $ 3.87 $ 3.84 $ — $ (0.04) $ (0.04) $ 17.27 28.52% $ 17,078 0.62% (0.22)% 1.48% 60.67%
12/31/2023 8.17 (0.02) 5.32 5.30 — — — 13.47 64.87% 7,936 0.62% (0.22)% 2.37% 31.34%
12/31/2022(f) 10.00 (0.01) (1.82) (1.83) — — — 8.17 (18.30)% 3,137 0.63% (0.12)% 5.35% 20.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) For the period from April 28, 2022 (commencement of operations) through December 31, 2022. Total return is calculated based on inception date of April 27, 2022 through December 31, 2022.

46 - Notes to Financial Statements - December 31, 2024 - Equity Funds (I)
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2024, the Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the seven (7) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT BNY Mellon Dynamic U.S. Core Fund ("U.S. Core")
NVIT BNY Mellon Dynamic U.S. Equity Income Fund ("U.S. Equity Income")
NVIT J.P. Morgan Digital Evolution Strategy Fund ("Digital Evolution Strategy")
NVIT J.P. Morgan Innovators Fund ("Innovators")
NVIT J.P. Morgan Large Cap Growth Fund ("Large Cap Growth")
NVIT J.P. Morgan U.S. Equity Fund ("U.S. Equity")
NVIT J.P. Morgan US Technology Leaders Fund ("US Technology Leaders")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, hold shares of Digital Evolution Strategy, Innovators, Large Cap Growth, and US Technology Leaders. Shares of U.S. Core
are held by separate accounts established by NLIC and Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC. Shares of U.S. Equity Income are held by separate accounts established by NLIC, NLAIC, and other affiliated insurance companies. Shares of U.S. Equity are held by separate accounts established by NLIC, NLAIC, and series of the Trust that operate as a fund-of-funds, such as the NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class X, Class Y, and Class Z shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund, except Digital Evolution Strategy, is a diversified fund as defined in the 1940 Act. Digital Evolution Strategy is a non-
diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

Equity Funds (I) - December 31, 2024 - Notes to Financial Statements - 47
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period

48 - Notes to Financial Statements - December 31, 2024 - Equity Funds (I)
in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2024. Please refer to the Statements of Investments for additional information on portfolio holdings.
U.S. Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 2,097,374,945 $ – $ – $ 2,097,374,945
Purchased Option 2,141,133 – – 2,141,133
Repurchase Agreements – 19,970,513 – 19,970,513
Short-Term Investment – 172,289,768 – 172,289,768
Total Assets $ 2,099,516,078 $ 192,260,281 $ – $ 2,291,776,359
Liabilities:
Futures Contracts# $ (7,754,757) $ – $ – $ (7,754,757)
Total Liabilities $ (7,754,757) $ – $ – $ (7,754,757)
Total $ 2,091,761,321 $ 192,260,281 $ – $ 2,284,021,602
U.S. Equity Income
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 473,365,104 $ – $ – $ 473,365,104
Futures Contracts# 706,292 – – 706,292
Purchased Option 498,225 – – 498,225
Repurchase Agreements – 2,377,814 – 2,377,814
Short-Term Investment – 21,909,681 – 21,909,681
Total Assets $ 474,569,621 $ 24,287,495 $ – $ 498,857,116
Liabilities:
Futures Contracts# $ (2,775,011) $ – $ – $ (2,775,011)
Total Liabilities $ (2,775,011) $ – $ – $ (2,775,011)
Total $ 471,794,610 $ 24,287,495 $ – $ 496,082,105
Digital Evolution Strategy
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 10,324,500 $ – $ – $ 10,324,500
Total $ 10,324,500 $ – $ – $ 10,324,500

Equity Funds (I) - December 31, 2024 - Notes to Financial Statements - 49
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2024, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of
Innovators
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 7,349,291 $ – $ – $ 7,349,291
Total $ 7,349,291 $ – $ – $ 7,349,291
Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 17,175,889 $ – $ – $ 17,175,889
Exchange Traded Fund 342,013 – – 342,013
Total $ 17,517,902 $ – $ – $ 17,517,902
U.S. Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,011,822,409 $ – $ – $ 1,011,822,409
Total Assets $ 1,011,822,409 $ – $ – $ 1,011,822,409
Liabilities:
Futures Contracts# $ (20,609) $ – $ – $ (20,609)
Total Liabilities $ (20,609) $ – $ – $ (20,609)
Total $ 1,011,801,800 $ – $ – $ 1,011,801,800
US Technology Leaders
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 16,403,482 $ – $ – $ 16,403,482
Total $ 16,403,482 $ – $ – $ 16,403,482
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

50 - Notes to Financial Statements - December 31, 2024 - Equity Funds (I)
operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.

Equity Funds (I) - December 31, 2024 - Notes to Financial Statements - 51
(e) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2024:
U.S. Core
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 2,141,133
Total $ 2,141,133
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (4,124,217)
Interest rate risk Receivable/payable for variation margin on futures contracts (3,630,540)
Total $ (7,754,757)

52 - Notes to Financial Statements - December 31, 2024 - Equity Funds (I)
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2024:
U.S. Equity Income
Assets: Statements of Assets and Liabilities Fair Value
Purchased Options
Equity risk Investment securities, at value $ 498,225
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts 706,292
Total $ 1,204,517
Liabilities:
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (1,926,904)
Interest rate risk Receivable/payable for variation margin on futures contracts (848,107)
Total $ (2,775,011)
U.S. Equity
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (20,609)
Total $ (20,609)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
U.S. Core
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ 40,762,376
Futures Contracts
Equity risk 9,259,321
Interest rate risk (13,292,810)
Total $ 36,728,887
U.S. Equity Income
Realized Gains (Losses): Total
Purchased Options§
Equity risk $ 9,557,065
Futures Contracts
Equity risk (4,878,719)
Interest rate risk (3,103,707)
Total $ 1,574,639
U.S. Equity
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 222,939
Total $ 222,939
§ Realized gains (losses) from purchased options and purchased swaptions are included in "Net realized gains (losses) from transactions in investment securities."

Equity Funds (I) - December 31, 2024 - Notes to Financial Statements - 53
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2024:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2024:
As of December 31, 2024, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
U.S. Core
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (10,778,052)
Futures Contracts
Equity risk (6,793,604)
Interest rate risk (3,630,540)
Total $ (21,202,196)
U.S. Equity Income
Unrealized Appreciation/Depreciation: Total
Purchased Options§
Equity risk $ (2,602,817)
Futures Contracts
Equity risk (1,895,501)
Interest rate risk (848,106)
Total $ (5,346,424)
U.S. Equity
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (20,609)
Total $ (20,609)
§ Change in unrealized appreciation/depreciation from purchased options and purchased swaptions are included in "Net change in unrealized appreciation/depreciation in the value of investment securities."
U.S. Core
Options:
Average Value Purchased $ 8,020,090
Average Number of Purchased Option Contracts 1,992
Futures Contracts:
Average Notional Balance Long $ 172,587,919
Average Notional Balance Short $ 2,673,773
U.S. Equity Income
Options:
Average Value Purchased $ 1,862,660
Average Number of Purchased Option Contracts 461
Futures Contracts:
Average Notional Balance Long $ 74,827,129
Average Notional Balance Short $ 52,840,938
U.S. Equity
Futures Contracts:
Average Notional Balance Long $ 1,422,141

54 - Notes to Financial Statements - December 31, 2024 - Equity Funds (I)
(f) Securities Lending
During the year ended December 31, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the year ended December 31, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
U.S. Core $ 19,970,513
U.S. Equity Income 2,377,814

Equity Funds (I) - December 31, 2024 - Notes to Financial Statements - 55
or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2024, the joint repos on a gross basis were as follows:
BofA Securities, Inc., 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $50,012,361, collateralized by U.S. Government
Agency Securities, ranging from 2.50% - 5.70%, maturing 8/16/2046 - 7/20/2072; total market value $51,000,000.
Cantor Fitzgerald & Co., 4.52%, dated 12/31/2024, due 1/2/2025, repurchase price $52,053,068, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 9.00%, maturing 2/1/2025 - 8/20/2074; total market value $53,080,800.
Cantor Fitzgerald & Co., 4.52%, dated 12/31/2024, due 1/2/2025, repurchase price $190,102,871, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.19% - 9.00%, maturing 2/1/2025 - 8/20/2074; total market value
$193,856,249.
Cantor Fitzgerald & Co., 4.65%, dated 12/26/2024, due 1/2/2025, repurchase price $64,057,867, collateralized by U.S.
Government Agency Securities, ranging from 1.19% - 9.00%, maturing 2/1/2025 - 10/20/2074; total market value $65,280,000.
MetLife, Inc., 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $127,031,397, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 11/15/2038 - 11/15/2045; total market value $129,607,856.
Pershing LLC, 4.38%, dated 12/31/2024, due 1/2/2025, repurchase price $77,518,858, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 1/1/2025 - 11/20/2074; total market value $79,050,000.
U.S. Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BofA Securities, Inc. $ 10,000,000 $ – $ 10,000,000 $ (10,000,000) $ –
Cantor Fitzgerald &
Co. 2,000,000 – 2,000,000 (2,000,000) –
Cantor Fitzgerald &
Co. 1,000,000 – 1,000,000 (1,000,000) –
Cantor Fitzgerald &
Co. 970,513 – 970,513 (970,513) –
MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Pershing LLC 4,000,000 – 4,000,000 (4,000,000) –
Total $ 19,970,513 $ – $ 19,970,513 $ (19,970,513) $ –

56 - Notes to Financial Statements - December 31, 2024 - Equity Funds (I)
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2024 are primarily attributable to net operating loss. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2024 may primarily be attributable to outstanding wash sale loss deferrals, mark-to-market adjustments on options, and mark-to-market
U.S. Equity Income
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Cantor Fitzgerald &
Co. 377,814 – 377,814 (377,814) –
Total $ 2,377,814 $ – $ 2,377,814 $ (2,377,814) $ –
* As of December 31, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Equity Funds (I) - December 31, 2024 - Notes to Financial Statements - 57
adjustments on futures.  These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2024 were as follows:
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU Reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the
Statements of Operations.
(m) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
Fund Capital
Total
Distributable
Earnings (Loss)
U.S. Core $ – $ –
U.S. Equity Income – –
Digital Evolution Strategy – –
Innovators – –
Large Cap Growth (56) 56
U.S. Equity – –
US Technology Leaders (29,800) 29,800

58 - Notes to Financial Statements - December 31, 2024 - Equity Funds (I)
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2024, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2025.
During the year ended December 31, 2024, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
Fund Subadviser
U.S. Core Newton Investment Management North America, LLC (“Newton US”)
U.S. Equity Income Newton US
Digital Evolution Strategy J.P. Morgan Investment Management Inc. ("JPMIM")
Innovators JPMIM
Large Cap Growth JPMIM
U.S. Equity JPMIM
US Technology Leaders JPMIM
Fund Fee Schedule
Advisory Fee
(annual rate)
U.S. Core Up to $500 million 0.50%
$500 million up to $1 billion 0.475%
$1 billion and more 0.45%
U.S. Equity Income Up to $500 million 0.57%
$500 million up to $1 billion 0.55%
$1 billion and more 0.53%
Digital Evolution Strategy $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Innovators $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Large Cap Growth $0 up to $500 million 0.65%
$500 million and more 0.60%
U.S. Equity All assets 0.39%
US Technology Leaders $0 up to $1 billion 0.75%
$1 billion and more 0.70%
Fund
Advisory Fee
Waiver
(annual rate)
U.S. Core 0.038%
Fund Amount
U.S. Core $ 895,579

Equity Funds (I) - December 31, 2024 - Notes to Financial Statements - 59
For the year ended December 31, 2024, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2025.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until
April 30, 2025.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
U.S. Core 0.47% 0.43% 0.42%
U.S. Equity Income 0.57 N/A 0.54
Digital Evolution Strategy 0.75 N/A 0.00
Innovators 0.75 N/A 0.00
Large Cap Growth 0.65 N/A 0.00
U.S. Equity 0.39 N/A 0.38
US Technology Leaders 0.75 N/A 0.00
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Digital Evolution Strategy All Classes 0.62%
Innovators All Classes 0.62
Large Cap Growth All Classes 0.62
U.S. Equity All Classes 0.44
US Technology Leaders All Classes 0.62
Fund Classes
Amount
(annual rate)
U.S. Core Class I 0.65%
Class II 0.90%
U.S. Equity Income (a) Class I 0.76%
Class II 0.93%
Class X 0.63%
Class Z 0.88%
(a) Effective October 1, 2024 until April 30, 2026, prior to this the expense limitation rates were 0.92%, 1.09%, 0.79% and 1.04% for
Class I, Class II, Class X and Class Z shares, respectively.

60 - Notes to Financial Statements - December 31, 2024 - Equity Funds (I)
permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2024, NFM earned an aggregate of $1,212,909 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2024, the Funds' aggregate portion of such costs amounted to $14,824.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount Total
U.S. Core $ 327,567 $ 179,974 $ 174,835 $ 682,376
U.S. Equity Income — — 154,139 154,139
Digital Evolution Strategy 96,427(a) 84,036 108,655 289,118
Innovators 96,630(a) 79,479 104,725 280,834
Large Cap Growth 94,883(a) 76,855 102,741 274,479
U.S. Equity 76,803 53,797 35,302 165,902
US Technology Leaders 96,586(a) 81,011 115,572 293,169
(a) For the period from April 28, 2022 (commencement of operations) through December 31, 2022.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund Class II Shares Class Z Shares
U.S. Core 0.25% N/A
U.S. Equity Income 0.25% 0.25%
U.S. Equity 0.25% N/A
N/A - Not Applicable.

Equity Funds (I) - December 31, 2024 - Notes to Financial Statements - 61
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2026:
g
During the year ended December 31, 2024, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund and up to 0.12% of the average daily net assets of Class
X and Class Z shares of each Fund.
For the year ended December 31, 2024, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2024, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such
Fund
Distribution
Fee Waiver
(Annual Rate)
U.S. Equity Income 0.08%
Fund Amount
U.S. Equity Income $ 54,636
Fund Class I Class II Class X Class Z
U.S. Core 0.15% 0.15% N/A N/A
U.S. Equity Income 0.25 0.25 0.12% 0.12%
U.S. Equity N/A 0.25 N/A N/A
N/A — Not Applicable.
Fund Amount
U.S. Core $ 3,535,046
U.S. Equity Income 1,036,662
Digital Evolution Strategy N/A
Innovators N/A
Large Cap Growth N/A
U.S. Equity 226,235
US Technology Leaders N/A
N/A — Not Applicable.

62 - Notes to Financial Statements - December 31, 2024 - Equity Funds (I)
amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the year ended December 31, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2024, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
Fund Purchases
*
Sales
*
U.S. Core $ 72,485,651 $ 352,215,091
U.S. Equity Income 338,131,231 403,556,717
Digital Evolution Strategy 9,090,344 6,701,602
Innovators 6,881,633 5,966,737
Large Cap Growth 11,749,865 7,050,004
U.S. Equity 1,150,888,654 282,154,888
US Technology Leaders 12,896,631 7,895,488
* Includes purchases and sales of long-term U.S. Government securities, if any.

Equity Funds (I) - December 31, 2024 - Notes to Financial Statements - 63
(d) Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria could outperform those that do;
economic or political changes could make certain companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to
Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended December 31, 2024, the Funds recaptured the following amounts of brokerage commissions:
Fund Amount
Digital Evolution Strategy $ 2
Innovators 1
Large Cap Growth 204
U.S. Equity 4,907
US Technology Leaders 450

64 - Notes to Financial Statements - December 31, 2024 - Equity Funds (I)
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
The tax character of distributions paid during the year ended December 31, 2023 was as follows:
As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
U.S. Core $ 26,340,012 $ – $ 26,340,012 $ – $ 26,340,012
U.S. Equity Income 9,096,562 38,048,938 47,145,500 – 47,145,500
Digital Evolution Strategy 246,404 314,959 561,363 – 561,363
Innovators 14,235 351,368 365,603 – 365,603
Large Cap Growth 15,922 – 15,922 12,388 28,310
U.S. Equity 2,351,145 – 2,351,145 – 2,351,145
US Technology Leaders – 40,775 40,775 – 40,775
*
Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
U.S. Core $ 28,343,051 $ – $ 28,343,051 $ – $ 28,343,051
U.S. Equity Income 14,751,973 23,933,481 38,685,454 – 38,685,454
Digital Evolution Strategy 496 – 496 – 496
Innovators 15,966 – 15,966 – 15,966
Large Cap Growth 16,783 – 16,783 – 16,783
U.S. Equity 477,965 – 477,965 – 477,965
US Technology Leaders – – – – –
*
Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
U.S. Core $ 2,323,377 $ – $ 2,323,377 $ – $ (67,783,267) $ 1,133,829,048 $ 1,068,369,158
U.S. Equity Income 20,452,148 41,577,658 62,029,806 – – 100,296,942 162,326,748
Digital Evolution Strategy 51,940 70,158 122,098 – – 3,336,137 3,458,235
Innovators – 55,527 55,527 – – 1,588,912 1,644,439
Large Cap Growth – – – – (153,627) 5,595,048 5,441,421
U.S. Equity 9,265,754 1,501,840 10,767,594 – – 66,988,100 77,755,694
US Technology Leaders – 274,573 274,573 – – 4,995,588 5,270,161
*
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
U.S. Core $ 1,149,670,017 $ 1,189,501,896 $ (55,150,311) $ 1,134,351,585
U.S. Equity Income 395,779,106 109,466,046 (9,163,047) 100,302,999
Digital Evolution Strategy 6,988,363 3,493,365 (157,228) 3,336,137
Innovators 5,760,379 1,780,476 (191,564) 1,588,912
Large Cap Growth 11,922,854 5,740,890 (145,842) 5,595,048
U.S. Equity 944,813,700 87,374,703 (20,386,603) 66,988,100
US Technology Leaders 11,407,894 5,370,551 (374,963) 4,995,588

Equity Funds (I) - December 31, 2024 - Notes to Financial Statements - 65
As of December 31, 2024, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2024.
During the year ended December 31, 2024, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
11. Subsequent Events
The Trust will hold a Special Meeting of Shareholders (the “Meeting”) for Large Cap Growth on March 12, 2025, at 9:00 a.m.
Eastern Time, at One Nationwide Plaza, Columbus, Ohio 43215. The purpose of the Meeting is to approve a change in the classification of the Fund from diversified to non-diversified by eliminating the Fund’s related fundamental investment policy, and to vote on any other business that may properly come before the Meeting or any adjournment(s) thereof.
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
U.S. Core $ (67,783,267)
Large Cap Growth (153,627)
Fund Utilized
U.S. Core $ 136,564,234
Digital Evolution Strategy 302,141
Innovators 272,718
Large Cap Growth 178,331
U.S. Equity 2,467,075
US Technology Leaders 235,768

66 - Report of Independent Registered Public Accounting Firm - December 31, 2024 - Equity Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT BNY Mellon Dynamic U.S.
Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT
J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, NVIT J.P. Morgan U.S. Equity Fund and NVIT
J.P. Morgan US Technology Leaders Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT BNY
Mellon Dynamic U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT J.P. Morgan Digital Evolution
Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, NVIT J.P. Morgan U.S. Equity
Fund and NVIT J.P. Morgan US Technology Leaders Fund (seven of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended
December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2025
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Equity Funds - December 31, 2024 (Unaudited) - Supplemental Information - 67
Other Federal Tax Information
For the year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2024 Form 1099-DIV.
For the taxable year ended December 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
U.S. Core 90.56%
U.S. Equity Income 34.93
Digital Evolution Strategy 14.04
Innovators 100.00
Large Cap Growth 100.00
U.S. Equity 41.10
US Technology Leaders –
Fund Amount
U.S. Core $ –
U.S. Equity Income 38,048,938
Digital Evolution Strategy 314,959
Innovators 351,368
Large Cap Growth –
U.S. Equity –
US Technology Leaders 40,775

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-CEQ-1 (2-25)

Annual Financial Statement
December 31, 2024
Nationwide Variable Insurance Trust
Equity Funds (II)
NVIT Allspring Discovery Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT Calvert Equity Fund
NVIT Invesco Small Cap Growth Fund
(formerly, NVIT Multi-Manager Small Cap Growth Fund)
NVIT Jacobs Levy Large Cap Core Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Real Estate Fund
NVIT Victory Mid Cap Value Fund
(formerly, NVIT Multi-Manager Mid Cap Value Fund)
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your Fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your Fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your
Fund investments. You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
If you wish to receive reports and other Fund documents via eDelivery you may elect this
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This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment
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The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for
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Statements of Investments 2
Statements of Assets and Liabilities 46
Statements of Operations 54
Statements of Changes in Net Assets 58
Financial Highlights 70
Notes to Financial Statements 81
Report of Independent Registered Public Accounting Firm 110
Supplemental Information 111

2 - Statement of Investments - December 31, 2024 - NVIT Allspring Discovery Fund
Common Stocks 99 .4%
Shares Value ($)
BRAZIL 1 .1%
Broadline Retail 1 .1%
MercadoLibre, Inc. * 3,034 5,159,135
CANADA 2 .9%
Commercial Services & Supplies 1 .4%
RB Global, Inc. 73,906 6,667,060
Software 1 .5%
Descartes Systems Group, Inc.
(The) * 60,945 6,923,352
13,590,412
DENMARK 0 .8%
Biotechnology 0 .8%
Ascendis Pharma A/S, ADR * 25,427 3,500,535
ISRAEL 1 .9%
Broadline Retail 1 .1%
Global-e Online Ltd. * 95,042 5,182,641
IT Services 0 .8%
Wix.com Ltd. * 16,697 3,582,341
8,764,982
SWITZERLAND 0 .8%
Textiles, Apparel & Luxury Goods 0 .8%
On Holding AG, Class A * 65,263 3,574,455
UNITED STATES 91 .9%
Aerospace & Defense 2 .6%
Axon Enterprise, Inc. * 8,769 5,211,592
Curtiss-Wright Corp. 19,779 7,018,974
12,230,566
Biotechnology 6 .7%
ADMA Biologics, Inc. *(a) 214,520 3,679,018
Insmed, Inc. * 56,548 3,904,074
Natera, Inc. * 98,000 15,513,400
Neurocrine Biosciences, Inc. * 29,322 4,002,453
Vaxcyte, Inc. * 43,242 3,539,790
30,638,735
Capital Markets 5 .2%
Morningstar, Inc. 28,279 9,523,236
Robinhood Markets, Inc., Class A * 216,953 8,083,669
Tradeweb Markets, Inc., Class A 50,391 6,597,190
24,204,095
Commercial Services & Supplies 4 .3%
Casella Waste Systems, Inc.,
Class A * 100,714 10,656,548
Tetra Tech, Inc. 226,718 9,032,445
19,688,993
Construction & Engineering 5 .1%
Construction Partners, Inc., Class
A *(a) 73,050 6,462,003
EMCOR Group, Inc. 20,477 9,294,511
Sterling Infrastructure, Inc. * 46,765 7,877,564
23,634,078
Electronic Equipment, Instruments & Components 2 .4%
Novanta, Inc. * 46,005 7,028,184
Teledyne Technologies, Inc. * 8,888 4,125,187
11,153,371
Entertainment 3 .4%
Liberty Media Corp-Liberty Live,
Class C *(a) 107,950 7,347,077
Common Stocks
Shares Value ($)
UNITED STATES
Entertainment
TKO Group Holdings, Inc., Class
A * 58,835 8,361,042
15,708,119
Financial Services 2 .4%
Jack Henry & Associates, Inc. 27,473 4,816,017
Toast, Inc., Class A *(a) 175,399 6,393,293
11,209,310
Food Products 1 .1%
Freshpet, Inc. * 33,539 4,967,461
Ground Transportation 1 .9%
Saia, Inc. *(a) 19,503 8,888,102
Health Care Equipment & Supplies 6 .2%
Glaukos Corp. * 33,153 4,970,961
Inspire Medical Systems, Inc. *(a) 33,890 6,282,528
iRhythm Technologies, Inc. *(a) 71,315 6,430,474
Penumbra, Inc. *(a) 32,055 7,612,421
PROCEPT BioRobotics Corp. *(a) 43,637 3,513,651
28,810,035
Health Care Providers & Services 4 .4%
HealthEquity, Inc. * 88,411 8,483,035
RadNet, Inc. * 107,914 7,536,714
Tenet Healthcare Corp. * 32,991 4,164,454
20,184,203
Hotels, Restaurants & Leisure 6 .8%
DraftKings, Inc., Class A * 120,736 4,491,379
Dutch Bros, Inc., Class A * 97,870 5,126,431
Hyatt Hotels Corp., Class A (a) 29,415 4,617,567
Sweetgreen, Inc., Class A *(a) 126,929 4,069,344
Viking Holdings Ltd. * 148,761 6,554,409
Wingstop, Inc. (a) 21,177 6,018,503
30,877,633
Household Durables 1 .3%
Taylor Morrison Home Corp.,
Class A * 97,074 5,941,900
Industrial REITs 0 .8%
Rexford Industrial Realty, Inc. (a) 99,421 3,843,616
Insurance 1 .6%
Kinsale Capital Group, Inc. 15,419 7,171,839
IT Services 3 .0%
Globant SA *(a) 40,142 8,607,248
MongoDB, Inc., Class A * 22,624 5,267,093
13,874,341
Life Sciences Tools & Services 2 .3%
Bio-Techne Corp. 78,188 5,631,882
Repligen Corp. * 36,046 5,188,461
10,820,343
Machinery 2 .8%
Esab Corp. 52,826 6,335,950
RBC Bearings, Inc. * 22,374 6,692,959
13,028,909
Metals & Mining 2 .6%
ATI, Inc. *(a) 74,345 4,091,949
Carpenter Technology Corp. 47,650 8,086,681
12,178,630
Personal Care Products 1 .6%
elf Beauty, Inc. *(a) 59,105 7,420,633
Professional Services 1 .1%
Parsons Corp. * 56,478 5,210,096

NVIT Allspring Discovery Fund - December 31, 2024 - Statement of Investments - 3
Common Stocks
Shares Value ($)
UNITED STATES
Real Estate Management & Development 0 .9%
Jones Lang LaSalle, Inc. * 17,072 4,321,606
Semiconductors & Semiconductor Equipment 3 .8%
Entegris, Inc. (a) 38,522 3,815,989
Impinj, Inc. *(a) 22,297 3,238,862
Monolithic Power Systems, Inc. 6,164 3,647,239
Onto Innovation, Inc. * 41,034 6,839,137
17,541,227
Software 11 .7%
CCC Intelligent Solutions
Holdings, Inc. *(a) 584,626 6,857,663
Clearwater Analytics Holdings,
Inc., Class A * 296,180 8,150,874
Commvault Systems, Inc. * 43,620 6,582,694
CyberArk Software Ltd. * 23,456 7,814,366
Dynatrace, Inc. * 180,237 9,795,881
Monday.com Ltd. * 14,247 3,354,314
Procore Technologies, Inc. *(a) 82,002 6,144,410
Tyler Technologies, Inc. * 8,938 5,154,008
53,854,210
Specialty Retail 1 .6%
Burlington Stores, Inc. * 26,618 7,587,727
Trading Companies & Distributors 4 .3%
Applied Industrial Technologies,
Inc. 39,004 9,340,288
SiteOne Landscape Supply, Inc.
*(a) 42,141 5,552,920
Watsco, Inc. (a) 10,754 5,096,213
19,989,421
424,979,199
Total Common Stocks
(cost $346,719,635) 459,568,718
Repurchase Agreements 2 .1%
Principal
Amount ($)
BofA Securities, Inc., 4.45%,
dated 12/31/2024, due
1/2/2025, repurchase price
$2,000,495, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 5.70%, maturing
8/16/2046 - 7/20/2072; total
market value $2,040,000.(b)
(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co., 4.52%,
dated 12/31/2024, due
1/2/2025, repurchase price
$1,000,252, collateralized
by U.S. Government Agency
Securities, ranging from
1.25% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $1,020,000.(b)
(c) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co., 4.52%,
dated 12/31/2024, due
1/2/2025, repurchase price
$2,688,690, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 1.19% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $2,741,774.(b)
(c) 2,688,014 2,688,014
CF Secured, LLC, 4.47%,
dated 12/31/2024, due
1/2/2025, repurchase price
$1,000,249, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 7.36%, maturing
1/7/2025 - 2/20/2073; total
market value $1,020,254.(b)
(c) 1,000,000 1,000,000
MetLife, Inc., 4.45%, dated
12/31/2024, due 1/2/2025,
repurchase price $2,000,495,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
11/15/2038 - 11/15/2045; total
market value $2,041,069.(b)
(c) 2,000,000 2,000,000
Pershing LLC, 4.38%, dated
12/31/2024, due 1/2/2025,
repurchase price $1,000,244,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
1/1/2025 - 11/20/2074; total
market value $1,020,000.(b)
(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $9,688,014) 9,688,014
Total Investments
(cost $356,407,649) — 101.5% 469,256,732
Liabilities in excess of other assets — (1.5)% (6,723,086)
NET ASSETS — 100.0%
$462,533,646

4 - Statement of Investments - December 31, 2024 - NVIT Allspring Discovery Fund
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $74,602,637, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $9,688,014 and by
$67,119,989 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/7/2025 –
5/15/2054, a total value of $76,808,003.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$9,688,014.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT AQR Large Cap Defensive Style Fund - December 31, 2024 - Statement of Investments - 5
Common Stocks 98 .1%
Shares Value ($)
Aerospace & Defense 4 .2%
GE Aerospace 39,144 6,528,828
General Dynamics Corp. 18,762 4,943,599
Lockheed Martin Corp. 17,928 8,711,932
Northrop Grumman Corp. 11,564 5,426,870
RTX Corp. 21,659 2,506,380
28,117,609
Banks 0 .5%
JPMorgan Chase & Co. 12,306 2,949,871
M&T Bank Corp. 1,064 200,043
3,149,914
Beverages 4 .0%
Coca-Cola Co. (The) 132,358 8,240,609
Coca-Cola Consolidated, Inc. 960 1,209,591
Keurig Dr Pepper, Inc. 13,810 443,577
Molson Coors Beverage Co.,
Class B(a) 13,066 748,943
Monster Beverage Corp.* 163,734 8,605,859
PepsiCo, Inc. 51,453 7,823,943
27,072,522
Biotechnology 4 .0%
AbbVie, Inc. 15,335 2,725,029
Alnylam Pharmaceuticals, Inc.* 2,293 539,566
Neurocrine Biosciences, Inc.* 19,615 2,677,447
Regeneron Pharmaceuticals,
Inc.* 9,263 6,598,313
United Therapeutics Corp.* 19,015 6,709,253
Vertex Pharmaceuticals, Inc.* 18,904 7,612,641
Viking Therapeutics, Inc.*(a) 4,882 196,452
27,058,701
Broadline Retail 0 .1%
Dillard's, Inc., Class A(a) 821 354,459
Capital Markets 3 .4%
Bank of New York Mellon
Corp. (The) 2,693 206,903
Cboe Global Markets, Inc.(a) 47,988 9,376,855
CME Group, Inc. 45,265 10,511,891
Intercontinental Exchange, Inc. 18,611 2,773,225
22,868,874
Chemicals 0 .9%
Corteva, Inc. 24,926 1,419,785
Linde plc 10,688 4,474,745
5,894,530
Commercial Services & Supplies 4 .0%
Cintas Corp. 17,936 3,276,907
Copart, Inc.* 60,632 3,479,671
Republic Services, Inc., Class
A 50,374 10,134,241
Rollins, Inc. 13,275 615,296
Waste Management, Inc. 46,656 9,414,714
26,920,829
Communications Equipment 2 .6%
Arista Networks, Inc.* 62,264 6,882,040
Cisco Systems, Inc. 154,116 9,123,667
Motorola Solutions, Inc. 3,910 1,807,319
17,813,026
Consumer Staples Distribution & Retail 4 .6%
Casey's General Stores, Inc. 3,560 1,410,579
Costco Wholesale Corp. 11,436 10,478,464
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Kroger Co. (The) 137,270 8,394,060
Walmart, Inc. 123,542 11,162,020
31,445,123
Containers & Packaging 0 .5%
AptarGroup, Inc. 2,115 332,267
Packaging Corp. of America 14,863 3,346,107
3,678,374
Diversified Consumer Services 0 .1%
Grand Canyon Education,
Inc.* 5,796 949,385
Diversified Telecommunication Services 2 .5%
AT&T, Inc. 352,957 8,036,831
Verizon Communications, Inc. 228,744 9,147,472
17,184,303
Electric Utilities 0 .8%
Duke Energy Corp.(a) 44,721 4,818,241
IDACORP, Inc. 3,055 333,850
Pinnacle West Capital Corp.(a) 3,819 323,737
5,475,828
Entertainment 2 .6%
Electronic Arts, Inc.(a) 59,322 8,678,809
Spotify Technology SA* 17,578 7,864,046
Take-Two Interactive Software,
Inc.* 5,816 1,070,609
17,613,464
Financial Services 2 .7%
Mastercard, Inc., Class A 14,337 7,549,434
Visa, Inc., Class A(a) 34,724 10,974,173
18,523,607
Food Products 4 .5%
Campbell's Co. (The)(a) 19,202 804,180
Flowers Foods, Inc. 112,210 2,318,259
General Mills, Inc. 50,887 3,245,064
Hershey Co. (The) 29,348 4,970,084
Hormel Foods Corp. 104,076 3,264,864
J M Smucker Co. (The) 32,369 3,564,474
Kraft Heinz Co. (The) 129,225 3,968,500
McCormick & Co., Inc.
(Non-Voting) 23,716 1,808,108
Mondelez International, Inc.,
Class A 92,274 5,511,526
Seaboard Corp. 287 697,312
30,152,371
Ground Transportation 1 .0%
Landstar System, Inc. 20,919 3,595,139
Old Dominion Freight Line, Inc. 7,916 1,396,383
U-Haul Holding Co.*(a) 4,550 314,360
Union Pacific Corp. 5,432 1,238,713
6,544,595
Health Care Equipment & Supplies 2 .9%
Abbott Laboratories 82,933 9,380,551
Becton Dickinson & Co. 12,973 2,943,184
Hologic, Inc.* 12,645 911,578
Medtronic plc 40,526 3,237,217
Stryker Corp. 8,166 2,940,168
19,412,698
Health Care Providers & Services 5 .4%
Cardinal Health, Inc. 33,504 3,962,518

6 - Statement of Investments - December 31, 2024 - NVIT AQR Large Cap Defensive Style Fund
Common Stocks
Shares Value ($)
Health Care Providers & Services
Cencora, Inc. 21,827 4,904,090
Chemed Corp.(a) 7,039 3,729,262
Cigna Group (The) 5,259 1,452,220
Elevance Health, Inc. 11,904 4,391,386
McKesson Corp. 16,351 9,318,599
Quest Diagnostics, Inc. 1,477 222,820
UnitedHealth Group, Inc. 17,080 8,640,089
36,620,984
Health Care REITs 0 .1%
Welltower, Inc. 2,622 330,451
Health Care Technology 0 .3%
Veeva Systems, Inc., Class A* 9,013 1,894,983
Hotels, Restaurants & Leisure 2 .1%
Booking Holdings, Inc. 170 844,631
Cava Group, Inc.* 4,010 452,328
Chipotle Mexican Grill, Inc.,
Class A* 56,450 3,403,935
McDonald's Corp.(a) 33,655 9,756,248
14,457,142
Household Durables 0 .7%
Garmin Ltd. 20,795 4,289,177
NVR, Inc.* 68 556,165
4,845,342
Household Products 3 .5%
Church & Dwight Co., Inc. 58,480 6,123,441
Colgate-Palmolive Co. 77,768 7,069,889
Kimberly-Clark Corp. 1,731 226,830
Procter & Gamble Co. (The) 60,701 10,176,523
23,596,683
Insurance 7 .7%
Allstate Corp. (The) 18,454 3,557,747
Arch Capital Group Ltd. 29,212 2,697,728
Assured Guaranty Ltd. 6,974 627,730
Chubb Ltd. 34,725 9,594,517
Everest Group Ltd. 7,945 2,879,745
Markel Group, Inc.* 1,456 2,513,391
Marsh & McLennan Cos., Inc. 21,592 4,586,357
Old Republic International
Corp. 24,286 878,910
Progressive Corp. (The) 41,596 9,966,817
RenaissanceRe Holdings Ltd. 8,601 2,140,015
Travelers Cos., Inc. (The) 33,638 8,103,058
Unum Group 23,096 1,686,701
White Mountains Insurance
Group Ltd. 1,527 2,970,106
52,202,822
Interactive Media & Services 3 .0%
Alphabet, Inc., Class A 50,611 9,580,662
Meta Platforms, Inc., Class A 17,565 10,284,483
Pinterest, Inc., Class A* 18,434 534,586
20,399,731
IT Services 1 .9%
Accenture plc, Class A 13,497 4,748,109
Amdocs Ltd. 8,422 717,049
International Business
Machines Corp. 35,043 7,703,503
13,168,661
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 1 .0%
Danaher Corp. 13,614 3,125,094
Medpace Holdings, Inc.* 3,685 1,224,267
Thermo Fisher Scientific, Inc. 4,968 2,584,503
6,933,864
Machinery 0 .8%
IDEX Corp. 2,089 437,207
Illinois Tool Works, Inc. 19,835 5,029,362
5,466,569
Media 0 .7%
New York Times Co. (The),
Class A 93,676 4,875,836
Metals & Mining 0 .1%
Royal Gold, Inc.(a) 3,893 513,292
Multi-Utilities 0 .5%
Consolidated Edison, Inc. 37,368 3,334,347
Oil, Gas & Consumable Fuels 3 .0%
Chevron Corp. 9,563 1,385,105
ConocoPhillips 16,604 1,646,619
Coterra Energy, Inc. 38,013 970,852
DT Midstream, Inc. 41,729 4,149,114
EOG Resources, Inc. 40,018 4,905,406
Exxon Mobil Corp. 36,242 3,898,552
Texas Pacific Land Corp.(a) 3,212 3,552,344
20,507,992
Pharmaceuticals 3 .5%
Eli Lilly & Co. 9,056 6,991,232
Johnson & Johnson 62,254 9,003,173
Merck & Co., Inc. 78,864 7,845,391
23,839,796
Professional Services 4 .1%
Automatic Data Processing,
Inc. 27,303 7,992,407
Booz Allen Hamilton Holding
Corp., Class A 24,374 3,136,934
CACI International, Inc., Class
A* 14,002 5,657,648
FTI Consulting, Inc.*(a) 26,144 4,996,903
Leidos Holdings, Inc. 24,234 3,491,150
Paychex, Inc. 2,348 329,237
Verisk Analytics, Inc., Class A 8,292 2,283,865
27,888,144
Semiconductors & Semiconductor Equipment 0 .7%
NVIDIA Corp. 33,784 4,536,853
Software 5 .6%
Adobe, Inc.* 3,043 1,353,161
Crowdstrike Holdings, Inc.,
Class A* 8,210 2,809,134
Dolby Laboratories, Inc., Class
A 8,637 674,550
Fair Isaac Corp.* 1,581 3,147,660
Fortinet, Inc.* 28,494 2,692,113
Manhattan Associates, Inc.* 837 226,191
Microsoft Corp. 19,506 8,221,779
Nutanix, Inc., Class A* 4,059 248,330
Palo Alto Networks, Inc.*(a) 4,704 855,940
Roper Technologies, Inc. 15,191 7,897,041
ServiceNow, Inc.* 930 985,911
Tyler Technologies, Inc.* 6,692 3,858,875

NVIT AQR Large Cap Defensive Style Fund - December 31, 2024 - Statement of Investments - 7
Common Stocks
Shares Value ($)
Software
Zoom Communications, Inc.,
Class A* 62,984 5,140,124
38,110,809
Specialty Retail 3 .4%
AutoZone, Inc.* 2,774 8,882,348
Murphy USA, Inc.(a) 3,409 1,710,466
O'Reilly Automotive, Inc.* 8,578 10,171,792
TJX Cos., Inc. (The) 3,736 451,346
Williams-Sonoma, Inc. 9,086 1,682,546
22,898,498
Technology Hardware, Storage & Peripherals 0 .8%
Apple, Inc. 20,005 5,009,652
NetApp, Inc. 1,990 230,999
5,240,651
Textiles, Apparel & Luxury Goods 0 .8%
Deckers Outdoor Corp.* 25,906 5,261,250
Tobacco 1 .9%
Altria Group, Inc. 59,912 3,132,799
Philip Morris International, Inc. 78,347 9,429,061
12,561,860
Wireless Telecommunication Services 0 .6%
T-Mobile US, Inc. 19,375 4,276,644
Total Common Stocks
(cost $458,119,287) 663,993,416
Repurchase Agreements 3 .5%
Principal
Amount ($)
Bank of America NA,
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $3,000,742,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
2/1/2047 - 1/1/2048; total
market value $3,060,000.
(b)(c) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $15,628,266,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $15,936,829.(b)(c) 15,624,342 15,624,342
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.47%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,000,497,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.36%, maturing 1/7/2025
- 2/20/2073; total market
value $2,040,507.(b)(c) 2,000,000 2,000,000
MetLife, Inc.,
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,000,495,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $2,041,069.(b)(c) 2,000,000 2,000,000
Pershing LLC,
4.38%, dated 12/31/2024,
due 1/2/2025, repurchase
price $1,000,244,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 1/1/2025
- 11/20/2074; total market
value $1,020,000.(b)(c) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $23,624,342) 23,624,342
Total Investments
(cost $481,743,629) — 101.6% 687,617,758
Liabilities in excess of other assets — (1.6)% (11,092,305)
NET ASSETS — 100.0%
$ 676,525,453
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $32,442,354, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $23,624,342 and by
$9,488,073 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 1/7/2025 –
5/15/2054, a total value of $33,112,415.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$23,624,342.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

8 - Statement of Investments - December 31, 2024 - NVIT AQR Large Cap Defensive Style Fund
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 24 3/2025 USD 7,122,900 (232,702)
Net contracts (232,702)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT BlackRock Equity Dividend Fund - December 31, 2024 - Statement of Investments - 9
Common Stocks 95 .3%
Shares Value ($)
Aerospace & Defense 4 .3%
Airbus SE 15,571 2,481,732
Boeing Co. (The)* 20,089 3,555,753
L3Harris Technologies, Inc. 51,080 10,741,102
RTX Corp. 51,392 5,947,082
22,725,669
Automobile Components 0 .4%
Lear Corp.(a) 24,631 2,332,556
Automobiles 1 .2%
General Motors Co. 122,415 6,521,047
Banks 12 .4%
Bank of America Corp. 98,098 4,311,407
Citigroup, Inc. 245,990 17,315,236
First Citizens BancShares,
Inc., Class A 7,174 15,158,805
JPMorgan Chase & Co. 35,187 8,434,676
Wells Fargo & Co. 290,011 20,370,373
65,590,497
Beverages 0 .7%
Constellation Brands, Inc.,
Class A 7,406 1,636,726
Keurig Dr Pepper, Inc. 57,360 1,842,403
3,479,129
Broadline Retail 1 .6%
Alibaba Group Holding Ltd. 216,400 2,296,538
Amazon.com, Inc.* 27,303 5,990,005
8,286,543
Building Products 1 .1%
Johnson Controls International
plc 75,664 5,972,160
Capital Markets 1 .9%
Carlyle Group, Inc. (The) 31,863 1,608,763
Intercontinental Exchange, Inc. 57,820 8,615,758
10,224,521
Chemicals 3 .3%
Air Products & Chemicals, Inc. 22,498 6,525,320
Albemarle Corp.(a) 23,137 1,991,633
Corteva, Inc. 18,411 1,048,690
International Flavors &
Fragrances, Inc. 40,444 3,419,540
PPG Industries, Inc. 37,337 4,459,905
17,445,088
Commercial Services & Supplies 0 .3%
Rentokil Initial plc 270,577 1,344,152
Communications Equipment 1 .7%
Cisco Systems, Inc. 154,820 9,165,344
Consumer Staples Distribution & Retail 0 .8%
Dollar General Corp. 52,377 3,971,224
Containers & Packaging 1 .4%
Crown Holdings, Inc. 14,529 1,201,403
Sealed Air Corp. 180,501 6,106,349
7,307,752
Diversified Telecommunication Services 1 .5%
AT&T, Inc. 63,351 1,442,502
Verizon Communications, Inc. 164,699 6,586,313
8,028,815
Common Stocks
Shares Value ($)
Electric Utilities 3 .2%
American Electric Power Co.,
Inc. 33,147 3,057,148
Entergy Corp. 52,092 3,949,616
Exelon Corp. 96,138 3,618,634
PG&E Corp. 303,002 6,114,580
16,739,978
Electrical Equipment 0 .2%
Acuity Brands, Inc. 4,369 1,276,316
Entertainment 2 .5%
Electronic Arts, Inc. 60,005 8,778,731
Walt Disney Co. (The) 41,562 4,627,929
13,406,660
Financial Services 2 .7%
Fidelity National Information
Services, Inc. 110,544 8,928,639
Visa, Inc., Class A(a) 17,295 5,465,912
14,394,551
Food Products 2 .3%
Kraft Heinz Co. (The) 306,545 9,413,997
Lamb Weston Holdings, Inc.(a) 37,454 2,503,051
11,917,048
Ground Transportation 0 .2%
Norfolk Southern Corp. 4,082 958,045
Health Care Equipment & Supplies 4 .7%
Baxter International, Inc.(a) 316,591 9,231,793
Becton Dickinson & Co. 6,372 1,445,616
Koninklijke Philips NV* 113,513 2,880,442
Medtronic plc 139,706 11,159,715
24,717,566
Health Care Providers & Services 8 .6%
Cardinal Health, Inc. 115,315 13,638,305
Cigna Group (The) 15,313 4,228,532
CVS Health Corp. 231,989 10,413,986
Elevance Health, Inc. 13,801 5,091,189
Humana, Inc. 18,239 4,627,417
Labcorp Holdings, Inc. 32,917 7,548,526
45,547,955
Household Durables 1 .8%
Sony Group Corp. 446,400 9,430,571
Household Products 0 .7%
Henkel AG & Co. KGaA
(Preference) 13,307 1,168,089
Kimberly-Clark Corp. 20,303 2,660,505
3,828,594
Industrial Conglomerates 0 .5%
Honeywell International, Inc. 12,249 2,766,927
Insurance 4 .8%
American International Group,
Inc. 104,584 7,613,715
Fidelity National Financial, Inc. 113,941 6,396,648
Willis Towers Watson plc 36,044 11,290,422
25,300,785
IT Services 1 .6%
Cognizant Technology
Solutions Corp., Class A 111,964 8,610,032

10 - Statement of Investments - December 31, 2024 - NVIT BlackRock Equity Dividend Fund
Common Stocks
Shares Value ($)
Leisure Products 0 .9%
Hasbro, Inc. 89,153 4,984,544
Life Sciences Tools & Services 0 .3%
Fortrea Holdings, Inc.* 81,300 1,516,245
Machinery 2 .4%
CNH Industrial NV(a) 392,996 4,452,645
Fortive Corp. 35,619 2,671,425
Komatsu Ltd. 52,700 1,455,708
Westinghouse Air Brake
Technologies Corp. 22,082 4,186,526
12,766,304
Media 2 .7%
Comcast Corp., Class A 253,807 9,525,377
WPP plc 438,883 4,544,665
14,070,042
Metals & Mining 0 .5%
Teck Resources Ltd., Class
B(a) 69,502 2,816,916
Multi-Utilities 1 .7%
Dominion Energy, Inc. 43,658 2,351,420
Sempra 72,921 6,396,630
8,748,050
Oil, Gas & Consumable Fuels 4 .6%
BP plc 1,674,310 8,250,434
Hess Corp. 49,761 6,618,711
Shell plc 268,613 8,338,648
Suncor Energy, Inc. 28,521 1,017,629
24,225,422
Pharmaceuticals 2 .2%
AstraZeneca plc 22,172 2,886,230
Eli Lilly & Co. 4,107 3,170,604
Sanofi SA 57,165 5,528,074
11,584,908
Professional Services 3 .8%
Leidos Holdings, Inc. 36,988 5,328,491
SS&C Technologies Holdings,
Inc. 197,237 14,946,620
20,275,111
Residential REITs 0 .6%
Mid-America Apartment
Communities, Inc.(a) 21,619 3,341,649
Semiconductors & Semiconductor Equipment 1 .6%
Applied Materials, Inc. 8,048 1,308,846
Intel Corp. 108,895 2,183,345
Micron Technology, Inc. 14,695 1,236,731
Taiwan Semiconductor
Manufacturing Co. Ltd.,
ADR-TW 19,248 3,801,288
8,530,210
Software 2 .4%
Microsoft Corp. 30,061 12,670,711
Specialized REITs 1 .1%
Crown Castle, Inc. 63,022 5,719,877
Technology Hardware, Storage & Peripherals 3 .1%
HP, Inc.(a) 268,531 8,762,166
Common Stocks
Shares Value ($)
Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.,
GDR-KR Reg. S 8,529 7,761,367
16,523,533
Tobacco 1 .0%
British American Tobacco plc,
ADR-UK(a) 143,311 5,205,056
Total Common Stocks
(cost $424,827,004) 504,268,103
Master Limited Partnership 1 .1%
Oil, Gas & Consumable Fuels 1 .1%
Enterprise Products Partners
LP 183,856 5,765,724
Total Master Limited Partnership
(cost  $3,497,450)
5,765,724
Repurchase Agreement 0 .1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $562,733,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $573,843.(b)(c) 562,591 562,591
Total Repurchase Agreement
(cost $562,591) 562,591
Total Investments
(cost $428,887,045) — 96.5% 510,596,418
Other assets in excess of liabilities — 3.5% 18,614,635
NET ASSETS — 100.0%
$ 529,211,053
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $25,693,302, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $562,591 and by
$25,553,907 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/7/2025 –
5/15/2054, a total value of $26,116,498.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was $562,591.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
KR South Korea

NVIT BlackRock Equity Dividend Fund - December 31, 2024 - Statement of Investments - 11
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
TW Taiwan
UK United Kingdom
The accompanying notes are an integral part of these financial statements.

12 - Statement of Investments - December 31, 2024 - NVIT Calvert Equity Fund
Common Stocks 97 .4%
Shares Value ($)
Capital Markets 8 .5%
Intercontinental Exchange, Inc. 15,052 2,242,899
Moody's Corp. 2,523 1,194,313
MSCI, Inc., Class A 2,025 1,215,020
S&P Global, Inc. 8,114 4,041,015
8,693,247
Chemicals 7 .0%
Air Products & Chemicals, Inc. 4,398 1,275,596
Ecolab, Inc. 13,419 3,144,340
Linde plc 6,549 2,741,870
7,161,806
Commercial Services & Supplies 1 .2%
Veralto Corp. 11,857 1,207,635
Consumer Staples Distribution & Retail 2 .2%
Costco Wholesale Corp. 1,208 1,106,854
Dollar General Corp. 14,476 1,097,571
2,204,425
Containers & Packaging 0 .7%
Ball Corp. 12,641 696,898
Electronic Equipment, Instruments & Components 4 .2%
Amphenol Corp., Class A 48,169 3,345,337
TE Connectivity plc 6,634 948,463
4,293,800
Entertainment 1 .0%
Electronic Arts, Inc. 6,997 1,023,661
Financial Services 13 .4%
Fiserv, Inc.* 10,867 2,232,299
Mastercard, Inc., Class A 9,442 4,971,874
PayPal Holdings, Inc.* 17,382 1,483,554
Visa, Inc., Class A(a) 15,750 4,977,630
13,665,357
Health Care Equipment & Supplies 2 .2%
IDEXX Laboratories, Inc.* 3,696 1,528,074
Intuitive Surgical, Inc.* 1,477 770,935
2,299,009
Hotels, Restaurants & Leisure 1 .1%
Starbucks Corp. 11,798 1,076,568
Insurance 2 .5%
Aon plc, Class A 2,644 949,619
Marsh & McLennan Cos., Inc. 7,657 1,626,423
2,576,042
Interactive Media & Services 4 .8%
Alphabet, Inc., Class C 25,641 4,883,072
IT Services 6 .6%
Accenture plc, Class A 3,148 1,107,435
Gartner, Inc.* 6,871 3,328,793
VeriSign, Inc.* 11,038 2,284,425
6,720,653
Common Stocks
Shares Value ($)
Life Sciences Tools & Services 11 .5%
Agilent Technologies, Inc. 11,358 1,525,834
Danaher Corp. 19,675 4,516,396
Thermo Fisher Scientific, Inc. 8,828 4,592,590
West Pharmaceutical
Services, Inc. 3,500 1,146,460
11,781,280
Machinery 3 .7%
IDEX Corp. 6,860 1,435,730
Xylem, Inc. 20,466 2,374,465
3,810,195
Personal Care Products 0 .7%
Estee Lauder Cos., Inc. (The),
Class A 8,929 669,496
Pharmaceuticals 3 .3%
Zoetis, Inc., Class A 20,869 3,400,186
Professional Services 4 .1%
Equifax, Inc. 2,101 535,440
Verisk Analytics, Inc., Class A 13,085 3,604,001
4,139,441
Software 9 .4%
Adobe, Inc.* 2,912 1,294,908
Intuit, Inc. 5,597 3,517,715
Microsoft Corp. 11,266 4,748,619
9,561,242
Specialized REITs 3 .3%
American Tower Corp. 13,892 2,547,932
Crown Castle, Inc. 8,550 775,998
3,323,930
Specialty Retail 5 .2%
O'Reilly Automotive, Inc.* 880 1,043,504
TJX Cos., Inc. (The) 35,017 4,230,404
5,273,908
Textiles, Apparel & Luxury Goods 0 .8%
NIKE, Inc., Class B 11,158 844,326
Total Investments
(cost $75,542,329) — 97.4% 99,306,177
Other assets in excess of liabilities — 2.6% 2,666,476
NET ASSETS — 100.0%
$ 101,972,653
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of
December 31, 2024. The total value of securities on loan
as of December 31, 2024 was $4,660,958, which was
collateralized by $4,745,109 in the form of U.S Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 1/7/2025
– 5/15/2054.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Invesco Small Cap Growth Fund - December 31, 2024 - Statement of Investments - 13
Common Stocks 96 .8%
Shares Value ($)
Aerospace & Defense 2 .6%
Curtiss-Wright Corp. 7,441 2,640,588
Embraer SA, ADR-BR*(a) 37,964 1,392,519
Loar Holdings, Inc.*(a) 10,583 782,190
4,815,297
Automobile Components 1 .7%
Modine Manufacturing Co.*(a) 26,155 3,032,149
Banks 0 .5%
Bancorp, Inc. (The)*(a) 17,867 940,340
Biotechnology 5 .7%
ADMA Biologics, Inc.* 39,476 677,013
Blueprint Medicines Corp.* 12,120 1,057,106
Cytokinetics, Inc.* 8,935 420,303
Halozyme Therapeutics, Inc.* 9,063 433,302
Insmed, Inc.* 20,748 1,432,442
Janux Therapeutics, Inc.*(a) 5,978 320,062
Krystal Biotech, Inc.*(a) 4,992 782,047
Merus NV* 12,047 506,576
SpringWorks Therapeutics,
Inc.*(a) 10,936 395,118
Twist Bioscience Corp.* 31,182 1,449,028
Ultragenyx Pharmaceutical,
Inc.* 14,347 603,578
Vaxcyte, Inc.* 9,757 798,708
Vericel Corp.*(a) 19,793 1,086,834
Viking Therapeutics, Inc.*(a) 9,839 395,921
10,358,038
Broadline Retail 1 .4%
Ollie's Bargain Outlet
Holdings, Inc.*(a) 23,325 2,559,452
Building Products 1 .9%
AAON, Inc.(a) 22,550 2,653,684
AZEK Co., Inc. (The), Class A* 18,608 883,322
3,537,006
Capital Markets 7 .1%
Cohen & Steers, Inc.(a) 15,589 1,439,488
Evercore, Inc., Class A 14,340 3,974,905
Hamilton Lane, Inc., Class A 17,928 2,654,240
Piper Sandler Cos.(a) 6,226 1,867,489
StepStone Group, Inc., Class
A 52,730 3,052,012
12,988,134
Chemicals 0 .5%
Element Solutions, Inc. 36,156 919,447
Commercial Services & Supplies 3 .4%
Casella Waste Systems, Inc.,
Class A* 22,905 2,423,578
Clean Harbors, Inc.* 16,169 3,721,134
6,144,712
Communications Equipment 1 .4%
Lumentum Holdings, Inc.*(a) 29,805 2,502,130
Construction & Engineering 3 .9%
Comfort Systems USA, Inc. 5,533 2,346,324
Construction Partners, Inc.,
Class A*(a) 20,851 1,844,479
Primoris Services Corp. 24,796 1,894,414
Sterling Infrastructure, Inc.* 5,735 966,061
7,051,278
Common Stocks
Shares Value ($)
Construction Materials 0 .5%
Eagle Materials, Inc. 3,486 860,205
Consumer Finance 0 .6%
Upstart Holdings, Inc.* 17,518 1,078,583
Diversified Consumer Services 2 .3%
Duolingo, Inc., Class A*(a) 12,761 4,137,499
Electrical Equipment 0 .5%
Powell Industries, Inc.(a) 3,858 855,126
Electronic Equipment, Instruments & Components 4 .2%
Celestica, Inc.* 34,855 3,217,116
Coherent Corp.* 17,703 1,677,005
Itron, Inc.* 13,646 1,481,683
PAR Technology Corp.* 18,852 1,369,975
7,745,779
Energy Equipment & Services 1 .9%
Archrock, Inc. 56,929 1,416,963
TechnipFMC plc 68,761 1,989,943
3,406,906
Financial Services 1 .5%
Mr. Cooper Group, Inc.* 24,095 2,313,361
Paymentus Holdings, Inc.,
Class A* 13,508 441,306
2,754,667
Food Products 1 .3%
Freshpet, Inc.* 16,264 2,408,861
Health Care Equipment & Supplies 5 .4%
Glaukos Corp.* 17,748 2,661,135
Inspire Medical Systems, Inc.* 8,714 1,615,401
Integer Holdings Corp.*(a) 13,568 1,798,031
Lantheus Holdings, Inc.*(a) 5,538 495,430
Merit Medical Systems, Inc.* 20,948 2,026,091
PROCEPT BioRobotics
Corp.*(a) 10,453 841,676
RxSight, Inc.* 9,543 328,088
9,765,852
Health Care Providers & Services 5 .8%
BrightSpring Health Services,
Inc.*(a) 38,826 661,207
Concentra Group Holdings
Parent, Inc.(a) 25,106 496,597
Encompass Health Corp. 35,969 3,321,737
GeneDx Holdings Corp., Class
A* 6,727 517,037
HealthEquity, Inc.* 24,960 2,394,912
RadNet, Inc.* 30,167 2,106,863
Select Medical Holdings Corp.
(a) 31,112 586,461
Surgery Partners, Inc.* 21,843 462,417
10,547,231
Hotels, Restaurants & Leisure 4 .6%
Planet Fitness, Inc., Class A* 9,428 932,146
Shake Shack, Inc., Class A* 18,507 2,402,209
Sweetgreen, Inc., Class A*(a) 51,825 1,661,510
Texas Roadhouse, Inc., Class
A 14,370 2,592,779
Wingstop, Inc. 2,881 818,780
8,407,424

14 - Statement of Investments - December 31, 2024 - NVIT Invesco Small Cap Growth Fund
Common Stocks
Shares Value ($)
Household Durables 0 .5%
Taylor Morrison Home Corp.,
Class A* 15,027 919,803
Independent Power and Renewable Electricity Producers
0 .5%
Talen Energy Corp.*(a) 4,793 965,646
Life Sciences Tools & Services 0 .3%
Repligen Corp.* 4,300 618,942
Machinery 6 .9%
Crane Co. 15,534 2,357,285
Esab Corp. 20,762 2,490,194
Federal Signal Corp.(a) 20,489 1,892,979
Flowserve Corp. 32,758 1,884,240
Mueller Water Products, Inc.,
Class A 58,196 1,309,410
SPX Technologies, Inc.* 17,852 2,597,823
12,531,931
Marine Transportation 0 .6%
Kirby Corp.* 10,210 1,080,218
Metals & Mining 2 .9%
ATI, Inc.* 24,382 1,341,985
Carpenter Technology Corp. 23,702 4,022,467
5,364,452
Office REITs 1 .0%
Highwoods Properties, Inc.(a) 27,458 839,666
SL Green Realty Corp.(a) 15,222 1,033,878
1,873,544
Personal Care Products 1 .0%
BellRing Brands, Inc.* 23,432 1,765,367
Pharmaceuticals 0 .9%
Intra-Cellular Therapies, Inc.* 20,375 1,701,720
Professional Services 1 .1%
Parsons Corp.* 20,953 1,932,914
Semiconductors & Semiconductor Equipment 5 .5%
Astera Labs, Inc.*(a) 19,261 2,551,120
MACOM Technology Solutions
Holdings, Inc.*(a) 23,088 2,999,362
SiTime Corp.*(a) 13,860 2,973,386
Tower Semiconductor Ltd.* 28,538 1,469,992
9,993,860
Software 14 .5%
Agilysys, Inc.*(a) 8,880 1,169,585
Alkami Technology, Inc.* 34,050 1,248,954
Appfolio, Inc., Class A* 5,989 1,477,606
Braze, Inc., Class A* 21,527 901,551
Cellebrite DI Ltd.* 22,228 489,683
Clearwater Analytics Holdings,
Inc., Class A* 79,737 2,194,362
Commvault Systems, Inc.* 11,401 1,720,525
CyberArk Software Ltd.* 10,155 3,383,138
Intapp, Inc.* 32,143 2,060,045
nCino, Inc.*(a) 35,434 1,189,874
Onestream, Inc., Class A*(a) 28,287 806,745
Pegasystems, Inc. 32,547 3,033,380
Q2 Holdings, Inc.*(a) 30,776 3,097,604
SentinelOne, Inc., Class A*(a) 70,581 1,566,898
Vertex, Inc., Class A*(a) 37,494 2,000,305
26,340,255
Common Stocks
Shares Value ($)
Specialty Retail 1 .3%
Abercrombie & Fitch Co.,
Class A* 5,339 798,020
Boot Barn Holdings, Inc.* 10,117 1,535,963
2,333,983
Trading Companies & Distributors 1 .1%
Applied Industrial
Technologies, Inc. 8,777 2,101,828
Total Common Stocks
(cost $136,979,130) 176,340,579
Repurchase Agreement 4 .1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $7,465,010,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $7,612,398.(b)(c) 7,463,135 7,463,135
Total Repurchase Agreement
(cost $7,463,135) 7,463,135
Total Investments
(cost $144,442,265) — 100.9% 183,803,714
Liabilities in excess of other assets — (0.9)% (1,701,086)
NET ASSETS — 100.0%
$ 182,102,628

NVIT Invesco Small Cap Growth Fund - December 31, 2024 - Statement of Investments - 15
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $32,681,172, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $7,463,135 and by
$26,175,041 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/7/2025 –
5/15/2054, a total value of $33,638,176.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$7,463,135.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
BR Brazil
REIT Real Estate Investment Trust

16 - Statement of Investments - December 31, 2024 - NVIT Jacobs Levy Large Cap Core Fund
Common Stocks 99 .5%
Shares Value ($)
Aerospace & Defense 0 .3%
Leonardo DRS, Inc.*(a) 20,913 675,699
Automobile Components 0 .4%
BorgWarner, Inc.(a) 20,072 638,089
Lear Corp. 4,245 402,001
1,040,090
Automobiles 2 .8%
Ford Motor Co. 237,598 2,352,220
General Motors Co. 68,622 3,655,494
Tesla, Inc.* 2,237 903,390
6,911,104
Banks 2 .0%
BOK Financial Corp. 1,660 176,707
Comerica, Inc. 19,096 1,181,088
KeyCorp 1,623 27,818
Wells Fargo & Co. 49,769 3,495,774
4,881,387
Biotechnology 0 .1%
Blueprint Medicines Corp.*(a) 1,436 125,248
GRAIL, Inc.*(a) 8,538 152,403
277,651
Broadline Retail 2 .2%
Amazon.com, Inc.* 24,237 5,317,355
Coupang, Inc.* 10,713 235,472
5,552,827
Building Products 1 .3%
Builders FirstSource, Inc.* 6,448 921,613
Carrier Global Corp. 16,520 1,127,655
Masco Corp. 18,035 1,308,800
3,358,068
Capital Markets 2 .9%
Bank of New York Mellon
Corp. (The) 46,250 3,553,388
Interactive Brokers Group,
Inc., Class A 5,378 950,131
Invesco Ltd. 13,775 240,787
Northern Trust Corp. 21,068 2,159,470
Robinhood Markets, Inc.,
Class A* 10,777 401,551
7,305,327
Chemicals 1 .6%
DuPont de Nemours, Inc. 20,557 1,567,471
Huntsman Corp. 34,562 623,153
LyondellBasell Industries NV,
Class A 15,197 1,128,681
Westlake Corp. 5,889 675,174
3,994,479
Commercial Services & Supplies 1 .6%
Cintas Corp. 10,864 1,984,853
Tetra Tech, Inc. 2,610 103,982
Veralto Corp. 14,443 1,471,020
Vestis Corp.(a) 20,500 312,420
3,872,275
Communications Equipment 1 .8%
Arista Networks, Inc.* 40,540 4,480,886
Consumer Finance 1 .3%
Ally Financial, Inc. 19,480 701,475
SLM Corp.(a) 10,547 290,886
Common Stocks
Shares Value ($)
Consumer Finance
Synchrony Financial 33,646 2,186,990
3,179,351
Consumer Staples Distribution & Retail 0 .3%
Maplebear, Inc.* 19,765 818,666
Containers & Packaging 0 .8%
Ball Corp. 14,899 821,382
Crown Holdings, Inc. 13,658 1,129,380
1,950,762
Electric Utilities 1 .7%
Exelon Corp. 57,303 2,156,885
NRG Energy, Inc. 23,677 2,136,139
4,293,024
Electrical Equipment 1 .6%
GE Vernova, Inc. 12,048 3,962,949
Entertainment 1 .6%
Live Nation Entertainment,
Inc.*(a) 10,308 1,334,886
Netflix, Inc.* 2,235 1,992,100
Playtika Holding Corp.(a) 27,343 189,760
ROBLOX Corp., Class A* 5,921 342,589
Roku, Inc., Class A* 2,613 194,251
4,053,586
Financial Services 3 .1%
Corebridge Financial, Inc. 31,485 942,346
Mastercard, Inc., Class A 5,883 3,097,811
PayPal Holdings, Inc.* 42,008 3,585,383
7,625,540
Food Products 1 .6%
Archer-Daniels-Midland Co. 33,092 1,671,808
Pilgrim's Pride Corp.*(a) 13,456 610,768
Tyson Foods, Inc., Class A 27,832 1,598,670
3,881,246
Ground Transportation 3 .4%
JB Hunt Transport Services,
Inc. 17,073 2,913,678
Lyft, Inc., Class A* 55,138 711,280
Old Dominion Freight Line, Inc. 17,307 3,052,955
Ryder System, Inc. 1,000 156,860
Uber Technologies, Inc.* 28,641 1,727,625
8,562,398
Health Care Equipment & Supplies 2 .7%
Align Technology, Inc.* 4,375 912,231
Edwards Lifesciences Corp.* 42,651 3,157,453
GE HealthCare Technologies,
Inc. 29,270 2,288,329
Solventum Corp.* 5,964 393,982
6,751,995
Health Care Providers & Services 3 .7%
Elevance Health, Inc. 5,200 1,918,280
Humana, Inc. 6,767 1,716,855
McKesson Corp. 6,797 3,873,678
Molina Healthcare, Inc.* 5,512 1,604,268
9,113,081
Hotels, Restaurants & Leisure 5 .1%
Airbnb, Inc., Class A* 22,227 2,920,850
Booking Holdings, Inc. 1,041 5,172,125
Domino's Pizza, Inc.(a) 2,760 1,158,538

NVIT Jacobs Levy Large Cap Core Fund - December 31, 2024 - Statement of Investments - 17
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Expedia Group, Inc.* 2,185 407,131
Hilton Worldwide Holdings,
Inc. 8,316 2,055,382
Wingstop, Inc.(a) 1,009 286,758
Wynn Resorts Ltd.(a) 7,299 628,882
12,629,666
Household Durables 1 .2%
Lennar Corp., Class A 12,845 1,751,673
NVR, Inc.* 167 1,365,876
3,117,549
Household Products 0 .7%
Kimberly-Clark Corp. 12,849 1,683,733
Independent Power and Renewable Electricity Producers
1 .0%
Vistra Corp. 18,187 2,507,442
Industrial REITs 0 .7%
Prologis, Inc. 16,863 1,782,419
Insurance 5 .6%
Allstate Corp. (The) 3,404 656,257
Arch Capital Group Ltd. 7,898 729,380
Everest Group Ltd. 2,331 844,894
First American Financial Corp. 11,022 688,214
Globe Life, Inc. 12,573 1,402,141
MetLife, Inc. 2,359 193,155
Progressive Corp. (The) 15,273 3,659,564
Prudential Financial, Inc. 13,652 1,618,172
RLI Corp.(a) 1,156 190,543
Selective Insurance Group,
Inc. 4,240 396,525
Travelers Cos., Inc. (The) 11,022 2,655,090
Unum Group 4,810 351,274
W R Berkley Corp. 11,374 665,606
14,050,815
Interactive Media & Services 3 .4%
Alphabet, Inc., Class C 27,139 5,168,351
Meta Platforms, Inc., Class A 5,161 3,021,817
Snap, Inc., Class A* 25,273 272,191
8,462,359
IT Services 2 .5%
EPAM Systems, Inc.* 4,777 1,116,958
GoDaddy, Inc., Class A*(a) 10,045 1,982,582
Kyndryl Holdings, Inc.* 4,869 168,468
Twilio, Inc., Class A* 3,101 335,156
VeriSign, Inc.* 12,992 2,688,824
6,291,988
Machinery 2 .4%
Cummins, Inc. 6,624 2,309,127
Graco, Inc. 11,208 944,722
Otis Worldwide Corp. 28,698 2,657,722
5,911,571
Media 0 .1%
Fox Corp., Class A 5,709 277,343
Multi-Utilities 1 .6%
Ameren Corp.(a) 8,879 791,474
CenterPoint Energy, Inc.(a) 44,951 1,426,295
Common Stocks
Shares Value ($)
Multi-Utilities
Public Service Enterprise
Group, Inc. 20,166 1,703,826
3,921,595
Oil, Gas & Consumable Fuels 1 .2%
Phillips 66 4,269 486,367
Valero Energy Corp. 19,549 2,396,512
2,882,879
Passenger Airlines 0 .5%
Southwest Airlines Co.(a) 37,481 1,260,111
Pharmaceuticals 1 .7%
Merck & Co., Inc. 42,011 4,179,254
Professional Services 2 .1%
Amentum Holdings, Inc.*(a) 5,546 116,632
Automatic Data Processing,
Inc. 13,027 3,813,394
KBR, Inc. 12,599 729,860
ManpowerGroup, Inc. 8,080 466,378
5,126,264
Real Estate Management & Development 0 .1%
Howard Hughes Holdings,
Inc.*(a) 2,841 218,530
Residential REITs 1 .5%
Camden Property Trust 17,250 2,001,690
Essex Property Trust, Inc. 6,041 1,724,343
3,726,033
Semiconductors & Semiconductor Equipment 10 .5%
Amkor Technology, Inc. 980 25,176
Broadcom, Inc. 2,499 579,368
Intel Corp. 29,577 593,019
Lam Research Corp. 54,878 3,963,838
NVIDIA Corp. 156,425 21,006,313
26,167,714
Software 8 .4%
Atlassian Corp., Class A* 4,482 1,090,829
Dropbox, Inc., Class A* 62,879 1,888,885
Guidewire Software, Inc.* 8,357 1,408,823
Microsoft Corp. 25,447 10,725,911
Nutanix, Inc., Class A* 10,796 660,499
Palo Alto Networks, Inc.*(a) 23,626 4,298,987
SentinelOne, Inc., Class A*(a) 20,074 445,643
UiPath, Inc., Class A*(a) 20,905 265,703
20,785,280
Specialty Retail 0 .2%
Tractor Supply Co.(a) 7,432 394,342
Technology Hardware, Storage & Peripherals 9 .5%
Apple, Inc. 90,790 22,735,632
Seagate Technology Holdings
plc 11,851 1,022,860
23,758,492
Textiles, Apparel & Luxury Goods 0 .6%
Deckers Outdoor Corp.* 6,882 1,397,665
Trading Companies & Distributors 0 .1%
WESCO International, Inc. 1,879 340,024
Total Common Stocks
(cost $186,245,545) 247,415,459

18 - Statement of Investments - December 31, 2024 - NVIT Jacobs Levy Large Cap Core Fund
Repurchase Agreements 1 .4%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $1,000,252,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $1,020,000.
(b)(c) 1,000,000 1,000,000
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,482,513,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $2,531,527.(b)(c) 2,481,889 2,481,889
Total Repurchase Agreements
(cost $3,481,889) 3,481,889
Total Investments
(cost $189,727,434) — 100.9% 250,897,348
Liabilities in excess of other assets — (0.9)% (2,197,374)
NET ASSETS — 100.0%
$ 248,699,974
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $14,779,324, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $3,481,889 and by
$11,777,500 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/7/2025 –
5/15/2054, a total value of $15,259,389.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$3,481,889.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2024 - Statement of Investments - 19
Common Stocks 97 .9%
Shares Value ($)
Aerospace & Defense 0 .3%
Leonardo DRS, Inc.*(a) 46,888 1,514,951
Automobiles 1 .9%
Tesla, Inc.* 20,012 8,081,646
Banks 1 .7%
NU Holdings Ltd., Class A*(a) 346,930 3,594,195
Popular, Inc. 39,307 3,697,216
7,291,411
Biotechnology 1 .0%
Arcellx, Inc.*(a) 4,024 308,600
Blueprint Medicines Corp.* 19,508 1,701,488
Exelixis, Inc.* 29,200 972,360
PTC Therapeutics, Inc.* 30,630 1,382,638
4,365,086
Broadline Retail 3 .0%
Amazon.com, Inc.* 50,398 11,056,817
Coupang, Inc.* 98,976 2,175,493
13,232,310
Building Products 2 .1%
AZEK Co., Inc. (The), Class A* 32,570 1,546,098
Builders FirstSource, Inc.* 12,819 1,832,220
Lennox International, Inc.(a) 8,225 5,011,492
Trex Co., Inc.*(a) 8,444 582,889
8,972,699
Capital Markets 1 .1%
Moelis & Co., Class A 33,552 2,478,822
Piper Sandler Cos.(a) 1,708 512,314
TPG, Inc., Class A 27,187 1,708,431
4,699,567
Chemicals 0 .0%
†
Innospec, Inc. 1,206 132,732
Commercial Services & Supplies 3 .6%
Cintas Corp. 33,572 6,133,605
Tetra Tech, Inc. 131,236 5,228,442
Veralto Corp. 42,964 4,375,883
15,737,930
Communications Equipment 1 .6%
Arista Networks, Inc.* 61,020 6,744,541
Ubiquiti, Inc. 500 165,965
6,910,506
Construction & Engineering 1 .5%
Comfort Systems USA, Inc. 13,504 5,726,506
Fluor Corp.*(a) 11,952 589,473
6,315,979
Consumer Finance 1 .1%
Ally Financial, Inc. 136,176 4,903,698
Diversified Consumer Services 0 .2%
Duolingo, Inc., Class A* 2,131 690,934
Electric Utilities 1 .3%
NRG Energy, Inc. 60,406 5,449,829
Electronic Equipment, Instruments & Components 0 .8%
Jabil, Inc.(a) 24,901 3,583,254
Energy Equipment & Services 0 .1%
Weatherford International
plc(a) 5,816 416,600
Common Stocks
Shares Value ($)
Entertainment 3 .6%
Live Nation Entertainment,
Inc.*(a) 22,413 2,902,483
ROBLOX Corp., Class A* 44,045 2,548,444
Roku, Inc., Class A* 35,299 2,624,128
Spotify Technology SA* 16,985 7,598,749
15,673,804
Financial Services 1 .2%
Mastercard, Inc., Class A 8,746 4,605,381
NCR Atleos Corp.*(a) 15,320 519,655
5,125,036
Food Products 0 .5%
Pilgrim's Pride Corp.*(a) 49,145 2,230,692
Ground Transportation 1 .4%
ArcBest Corp. 10,305 961,662
Lyft, Inc., Class A* 167,441 2,159,989
Old Dominion Freight Line, Inc. 17,782 3,136,745
6,258,396
Health Care Equipment & Supplies 3 .9%
Align Technology, Inc.* 16,414 3,422,483
Edwards Lifesciences Corp.* 80,985 5,995,320
GE HealthCare Technologies,
Inc. 64,530 5,044,955
Inspire Medical Systems,
Inc.*(a) 2,537 470,309
Tandem Diabetes Care,
Inc.*(a) 58,528 2,108,179
17,041,246
Health Care Providers & Services 3 .2%
Elevance Health, Inc. 7,633 2,815,814
McKesson Corp. 11,276 6,426,305
Molina Healthcare, Inc.* 16,500 4,802,325
14,044,444
Hotels, Restaurants & Leisure 7 .9%
Airbnb, Inc., Class A* 58,222 7,650,953
Booking Holdings, Inc. 1,958 9,728,166
Brinker International, Inc.* 11,242 1,487,204
Domino's Pizza, Inc.(a) 8,153 3,422,303
Expedia Group, Inc.* 7,138 1,330,024
Hilton Worldwide Holdings,
Inc. 26,961 6,663,681
Wingstop, Inc.(a) 10,811 3,072,486
Wynn Resorts Ltd. 10,200 878,832
34,233,649
Household Durables 0 .6%
Cavco Industries, Inc.* 6,342 2,829,991
Household Products 0 .0%
†
Central Garden & Pet Co.,
Class A* 1,240 40,982
Independent Power and Renewable Electricity Producers
1 .7%
Vistra Corp. 55,249 7,617,180
Insurance 1 .8%
Everest Group Ltd. 4,125 1,495,148
Kinsale Capital Group, Inc. 1,769 822,815
Oscar Health, Inc., Class A*(a) 28,752 386,427
RLI Corp. 13,386 2,206,414

20 - Statement of Investments - December 31, 2024 - NVIT Jacobs Levy Large Cap Growth Fund
Common Stocks
Shares Value ($)
Insurance
Selective Insurance Group,
Inc. 29,893 2,795,593
7,706,397
Interactive Media & Services 5 .3%
Alphabet, Inc., Class C 48,738 9,281,665
Meta Platforms, Inc., Class A 18,569 10,872,335
TripAdvisor, Inc.* 149,063 2,201,661
Yelp, Inc., Class A* 14,505 561,343
22,917,004
IT Services 2 .4%
DigitalOcean Holdings, Inc.*(a) 42,023 1,431,723
EPAM Systems, Inc.* 12,289 2,873,414
GoDaddy, Inc., Class A*(a) 1,837 362,569
Twilio, Inc., Class A* 18,136 1,960,139
VeriSign, Inc.* 18,630 3,855,665
10,483,510
Machinery 0 .7%
Atmus Filtration Technologies,
Inc.(a) 75,055 2,940,655
Media 0 .7%
Trade Desk, Inc. (The), Class
A* 25,372 2,981,971
Metals & Mining 0 .2%
Alpha Metallurgical Resources,
Inc.* 4,396 879,728
Paper & Forest Products 0 .9%
Louisiana-Pacific Corp. 36,435 3,772,844
Pharmaceuticals 0 .7%
Corcept Therapeutics, Inc.*(a) 57,045 2,874,498
Eli Lilly & Co. 405 312,660
3,187,158
Professional Services 1 .4%
Insperity, Inc. 22,102 1,713,126
KBR, Inc. 68,212 3,951,521
TriNet Group, Inc.(a) 4,460 404,834
6,069,481
Real Estate Management & Development 0 .3%
Compass, Inc., Class A* 189,250 1,107,112
Semiconductors & Semiconductor Equipment 7 .9%
Broadcom, Inc. 27,723 6,427,300
Lam Research Corp. 111,126 8,026,631
Monolithic Power Systems,
Inc. 5,391 3,189,855
NVIDIA Corp. 76,431 10,263,919
Teradyne, Inc. 38,518 4,850,186
Universal Display Corp. 10,228 1,495,334
34,253,225
Software 16 .7%
Adobe, Inc.* 15,420 6,856,966
Atlassian Corp., Class A* 22,172 5,396,221
Box, Inc., Class A*(a) 31,392 991,987
Dropbox, Inc., Class A* 205,437 6,171,328
Guidewire Software, Inc.* 12,354 2,082,637
Intuit, Inc. 5,737 3,605,705
Manhattan Associates, Inc.* 4,089 1,105,011
Microsoft Corp. 43,422 18,302,373
Nutanix, Inc., Class A* 52,627 3,219,720
Common Stocks
Shares Value ($)
Software
Palo Alto Networks, Inc.*(a) 45,191 8,222,954
Procore Technologies, Inc.*(a) 26,407 1,978,677
RingCentral, Inc., Class A*(a) 30,223 1,058,107
SentinelOne, Inc., Class A*(a) 73,448 1,630,546
Teradata Corp.* 4,540 141,421
UiPath, Inc., Class A* 234,997 2,986,812
Workday, Inc., Class A* 20,468 5,281,358
Workiva, Inc., Class A*(a) 12,430 1,361,085
Zeta Global Holdings Corp.,
Class A* 115,954 2,086,012
72,478,920
Specialty Retail 1 .2%
Carvana Co., Class A* 3,012 612,520
Tractor Supply Co. 86,810 4,606,139
5,218,659
Technology Hardware, Storage & Peripherals 10 .8%
Apple, Inc. 187,858 47,043,400
Textiles, Apparel & Luxury Goods 1 .6%
Deckers Outdoor Corp.* 34,306 6,967,206
Total Common Stocks
(cost $336,811,249) 425,401,822
Repurchase Agreements 4 .3%
Principal
Amount ($)
Bank of America NA,
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,000,495,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
2/1/2047 - 1/1/2048; total
market value $2,040,000.
(b)(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $3,000,754,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $3,060,000.
(b)(c) 3,000,000 3,000,000
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $6,837,560,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $6,972,560.(b)(c) 6,835,843 6,835,843

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2024 - Statement of Investments - 21
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC,
4.47%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,000,497,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.36%, maturing 1/7/2025
- 2/20/2073; total market
value $2,040,507.(b)(c) 2,000,000 2,000,000
MetLife, Inc.,
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,000,495,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $2,041,069.(b)(c) 2,000,000 2,000,000
Pershing LLC,
4.38%, dated 12/31/2024,
due 1/2/2025, repurchase
price $3,000,730,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 1/1/2025
- 11/20/2074; total market
value $3,060,000.(b)(c) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $18,835,843) 18,835,843
Total Investments
(cost $355,647,092) — 102.2% 444,237,665
Liabilities in excess of other assets — (2.2)% (9,665,309)
NET ASSETS — 100.0%
$ 434,572,356
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $44,859,031, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $18,835,843 and by
$27,522,514 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/15/2025 –
5/15/2054, a total value of $46,358,357.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$18,835,843.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.

22 - Statement of Investments - December 31, 2024 - NVIT Jacobs Levy Large Cap Growth Fund
OTC Total return swap contracts outstanding as of December 31, 2024 :
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Addus HomeCare
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 16,914 15,730 15,730
Advanced Micro
Devices, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 13,690 22,588 22,588
AeroVironment, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 7,065 9,114 9,114
Agilysys, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 5,503 9,520 9,520
Ally Financial, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 3,142 974 974
Apollo Global
Management, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 18,471 16,393 16,393
ArcBest Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 9,535 2,288 2,288
ASGN, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 22,351 2,906 2,906
Atmus Filtration
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 44,090 19,840 19,840
Axos Financial, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 30,480 32,004 32,004
Axsome
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 1,668 284 284
Badger Meter, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 8,773 15,704 15,704
Bloom Energy Corp. Increases in total
return of reference
entity
OBFR - 0.46% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 24,087 7,226 7,226
Blueprint Medicines
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 12,562 5,025 5,025
Casey's General
Stores, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 2,604 6,432 6,432
Central Garden &
Pet Co.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 1,234 185 185
Cleanspark, Inc. Increases in total
return of reference
entity
OBFR - 0.58% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 4/30/2025 10,357 3,107 3,107
Clearwater Analytics
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 49,177 7,377 7,377
Compass, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 68,362 4,102 4,102

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2024 - Statement of Investments - 23
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Cytokinetics, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 17,040 1,874 1,874
Dutch Bros, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 45,782 7,783 7,783
Enphase Energy,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 22,660 34,217 34,217
Everest Group Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 730 3,489 3,489
Exact Sciences
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 22,483 225 225
Fiserv, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 13,731 11,671 11,671
Five9, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 69,619 5,570 5,570
Frontdoor, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 10,443 835 835
HealthEquity, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 15,319 13,634 13,634
Hilton Grand
Vacations, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 52,744 6,329 6,329
Howmet Aerospace,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 20,962 19,075 19,075
Inspire Medical
Systems, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 9,692 7,075 7,075
Integer Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 16,820 17,829 17,829
Jabil, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 4,772 970 970
Kadant, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 5,814 3,779 3,779
KBR, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 1,464 1,142 1,142
Kratos Defense &
Security Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 62,954 8,814 8,814
Lattice
Semiconductor
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 43,633 3,054 3,054
Martin Marietta
Materials, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 4,021 12,312 12,312

24 - Statement of Investments - December 31, 2024 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Marvell Technology,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 26,201 31,703 31,703
Molina Healthcare,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 698 1,166 1,166
Motorola Solutions,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 5,116 1,381 1,381
NCR Atleos Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 24,139 12,069 12,069
Oracle Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 14,264 3,851 3,851
Otter Tail Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 29,297 9,539 9,539
PAR Technology
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 17,532 13,324 13,324
Pegasystems, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 7,421 668 668
RadNet, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 30,847 36,399 36,399
Rambus, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 37,568 27,800 27,800
RLI Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 2,829 12,306 12,306
Selective Insurance
Group, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 8,206 3,775 3,775
Semtech Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 16,924 2,539 2,539
Shift4 Payments,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 19,964 21,361 21,361
SpringWorks
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 25,433 5,341 5,341
Stride, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 13,654 20,891 20,891
Teradata Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 34,307 4,460 4,460
Tractor Supply Co. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 17,795 8,364 8,364
TriNet Group, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 20,911 1,882 1,882

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2024 - Statement of Investments - 25
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Tyler Technologies,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 7/31/2025 1,622 3,893 3,893
Ulta Beauty, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 5,785 2,719 2,719
Unity Software, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 67,228 2,689 2,689
Uranium Energy
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 202,609 36,470 36,470
Vail Resorts, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 429 60 60
Vaxcyte, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 21,100 2,743 2,743
Wynn Resorts Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 6,630 2,188 2,188
Yelp, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 10,558 1,161 1,161
Zurn Elkay Water
Solutions Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 57,795 4,625 4,625
– –
Total unrealized appreciation 615,843 615,843
– –
Acushnet Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 19,803 (20,694) (20,694)
Advanced Energy
Industries, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 12,123 (8,486) (8,486)
Alphabet, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 65,235 (133,732) (133,732)
Amazon.com, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 49,000 (93,590) (93,590)
Amicus
Therapeutics, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/31/2025 43,529 (435) (435)
Apple, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 9,640 (17,159) (17,159)
Arista Networks, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 19,896 (18,304) (18,304)
Atlanta Braves
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 52,365 (23,041) (23,041)
Atlassian Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 6,976 (25,951) (25,951)
BlackLine, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 31,501 (12,285) (12,285)

26 - Statement of Investments - December 31, 2024 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Box, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 15,968 (3,673) (3,673)
Broadcom, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 2,742 (8,637) (8,637)
Builders FirstSource,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 1,871 (823) (823)
Casella Waste
Systems, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 21,367 (8,333) (8,333)
Choice Hotels
International, Inc.
Increases in total
return of reference
entity
OBFR - 0.71% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 6/30/2025 15,197 (11,550) (11,550)
Cintas Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 5,236 (5,131) (5,131)
Cogent
Communications
Holdings, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 26,003 (55,776) (55,776)
Coupang, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 56,016 (13,444) (13,444)
Crinetics
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 25,278 (11,628) (11,628)
Crocs, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 7,743 (6,349) (6,349)
Deckers Outdoor
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 726 (1,938) (1,938)
DigitalOcean
Holdings, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 3/31/2025 18,586 (1,859) (1,859)
Duolingo, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 5,864 (5,688) (5,688)
Energizer Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 51,982 (16,634) (16,634)
Exelixis, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 34,350 (13,740) (13,740)
FirstCash Holdings,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 1,586 (1,031) (1,031)
Freshworks, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 74,670 (12,694) (12,694)
Geron Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 305,602 (42,784) (42,784)
Guidewire Software,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 6,719 (1,881) (1,881)

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2024 - Statement of Investments - 27
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Hillenbrand, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 77,700 (18,260) (18,260)
Insmed, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 9,488 (1,613) (1,613)
Las Vegas Sands
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 5,967 (3,938) (3,938)
Lennox
International, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 1,230 (4,354) (4,354)
Leonardo DRS, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 14,287 (2,286) (2,286)
LGI Homes, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 13,625 (9,810) (9,810)
Live Nation
Entertainment, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 5,123 (7,736) (7,736)
Lyft, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 136,215 (20,432) (20,432)
Manhattan
Associates, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 4,491 (4,042) (4,042)
McDonald's Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 8,138 (16,764) (16,764)
McKesson Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 533 (69) (69)
MGE Energy, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 24,487 (735) (735)
Microsoft Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 47,000 (156,510) (156,510)
Mueller Industries,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 2,942 (618) (618)
New Fortress
Energy, Inc.
Increases in total
return of reference
entity
OBFR - 1.71% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 137,831 (11,027) (11,027)
Northern Oil & Gas,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 27,637 (27,637) (27,637)
NU Holdings Ltd. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 83,676 (24,266) (24,266)
Nutanix, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 10,041 (3,916) (3,916)
NVIDIA Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 329,213 (1,050,189) (1,050,189)

28 - Statement of Investments - December 31, 2024 - NVIT Jacobs Levy Large Cap Growth Fund
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Oscar Health, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 20,089 (2,812) (2,812)
OSI Systems, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 13,931 (2,508) (2,508)
Pilgrim's Pride Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 15,704 (157) (157)
Procore
Technologies, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 19,579 (8,615) (8,615)
Progress Software
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 37,330 (3,733) (3,733)
PTC Therapeutics,
Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 2/28/2025 42,150 (26,555) (26,555)
PTC, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 11,544 (2,424) (2,424)
Quaker Chemical
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 7,268 (4,797) (4,797)
Repligen Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 15,547 (2,021) (2,021)
ROBLOX Corp. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 37,676 (23,359) (23,359)
SentinelOne, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 26,542 (6,901) (6,901)
Simply Good Foods
Co. (The)
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 13,922 (3,620) (3,620)
Spotify Technology
SA
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 1,434 (6,324) (6,324)
Starbucks Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 21,811 (27,918) (27,918)
Tandem Diabetes
Care, Inc.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 27,207 (23,126) (23,126)
Tesla, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 11 (149) (149)
TPG, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 14,764 (2,805) (2,805)
Trex Co., Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 9/30/2025 25,602 (5,120) (5,120)
TripAdvisor, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 13,924 (1,810) (1,810)

NVIT Jacobs Levy Large Cap Growth Fund - December 31, 2024 - Statement of Investments - 29
Reference Entity
Payments Made by
Fund
Payments Received
by Fund
Frequency of
Payments Made/
Received Counterparty Maturity Date Quantity
Unrealized
Appreciation
(Depreciation) ($) Value ($)
Universal Display
Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 10,367 (9,538) (9,538)
UWM Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 8/29/2025 94,997 (21,849) (21,849)
Vertex
Pharmaceuticals,
Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 2,619 (8,774) (8,774)
Vertex, Inc. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 20,892 (6,268) (6,268)
Waters Corp. Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 7,147 (286) (286)
WillScot Holdings
Corp.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 12/31/2025 62,457 (5,621) (5,621)
Wingstop, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 1,520 (4,499) (4,499)
Workday, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 5/30/2025 2,367 (9,397) (9,397)
Workiva, Inc. OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 10/31/2025 6,292 (2,076) (2,076)
Wyndham Hotels &
Resorts, Inc.
Increases in total
return of reference
entity
OBFR - 0.25% and
decreases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 11/28/2025 23,805 (12,855) (12,855)
Zeta Global
Holdings Corp.
OBFR + 0.30% and
decreases in total
return of reference
entity
Increases in total
return of reference
entity Monthly
JPMorgan Chase
Bank NA 1/30/2026 17,293 (1,212) (1,212)
– –
Total unrealized depreciation (2,178,601) (2,178,601)
– –
Net unrealized depreciation (1,562,758) (1,562,758)
Financing Costs of Swap Contracts (86,930) (86,930)
Total Unrealized Appreciation (Depreciation) including Financing Costs of Swap Contracts (1,649,688) (1,649,688)
OBFR Overnight Bank Funding Rate
The accompanying notes are an integral part of these financial statements.

30 - Statement of Investments - December 31, 2024 - NVIT Multi-Manager Small Cap Value Fund
Common Stocks 98 .4%
Shares Value ($)
Aerospace & Defense 1 .1%
AerSale Corp.*(a) 1,846 11,630
Astronics Corp.*(a) 2,008 32,048
Cadre Holdings, Inc.(a) 39,100 1,262,930
Redwire Corp.*(a) 23,000 378,580
V2X, Inc.* 10,485 501,497
2,186,685
Air Freight & Logistics 0 .0%
†
Radiant Logistics, Inc.*(a) 2,728 18,278
Automobile Components 3 .0%
Adient plc*(a) 7,808 134,532
American Axle &
Manufacturing Holdings,
Inc.* 91,840 535,427
Cooper-Standard Holdings,
Inc.*(a) 4,250 57,630
Dana, Inc. 94,322 1,090,362
Dorman Products, Inc.* 19,400 2,513,270
Goodyear Tire & Rubber Co.
(The)*(a) 99,850 898,650
Phinia, Inc. 14,981 721,635
Stoneridge, Inc.* 25,317 158,738
6,110,244
Banks 10 .2%
Amalgamated Financial Corp. 6,503 217,655
Amerant Bancorp, Inc., Class
A 21,382 479,171
Banc of California, Inc. 44,620 689,825
Bank of NT Butterfield & Son
Ltd. (The) 14,340 524,127
Bank7 Corp. 360 16,798
BankUnited, Inc. 48,150 1,837,886
BayCom Corp. 860 23,082
BCB Bancorp, Inc. 3,196 37,841
Berkshire Hills Bancorp, Inc. 28,744 817,192
Business First Bancshares,
Inc. 3,060 78,642
Byline Bancorp, Inc. 4,874 141,346
Capital Bancorp, Inc.(a) 2,375 67,688
Capital City Bank Group, Inc. 3,672 134,579
Central Pacific Financial Corp. 11,316 328,730
Chemung Financial Corp. 500 24,405
Civista Bancshares, Inc. 3,867 81,362
CNB Financial Corp. 3,380 84,027
Community Trust Bancorp, Inc. 6,849 363,202
ConnectOne Bancorp, Inc. 5,702 130,633
FB Financial Corp. 14,242 733,605
Financial Institutions, Inc. 6,112 166,796
First Bancorp 90,266 1,678,045
First Business Financial
Services, Inc. 1,304 60,362
First Financial Corp.(a) 5,964 275,477
First Foundation, Inc.(a) 45,974 285,499
First Internet Bancorp 4,028 144,968
First Savings Financial Group,
Inc. 103 2,736
Five Star Bancorp 1,536 46,218
Flushing Financial Corp. 12,995 185,569
FS Bancorp, Inc. 1,120 45,987
Great Southern Bancorp, Inc. 1,259 75,162
Guaranty Bancshares, Inc. 3,052 105,599
Common Stocks
Shares Value ($)
Banks
Hanmi Financial Corp. 15,595 368,354
HarborOne Bancorp, Inc. 23,385 276,645
HBT Financial, Inc. 3,264 71,482
Hilltop Holdings, Inc. 33,375 955,526
Home Bancorp, Inc. 843 38,955
HomeStreet, Inc.* 9,450 107,919
HomeTrust Bancshares, Inc. 4,289 144,454
Independent Bank Corp. 8,927 310,927
Investar Holding Corp. 257 5,644
Kearny Financial Corp. 36,195 256,261
Live Oak Bancshares, Inc.(a) 1,360 53,788
Mercantile Bank Corp. 1,860 82,751
Metropolitan Bank Holding
Corp.* 8,820 515,088
Midland States Bancorp, Inc. 7,844 191,394
MVB Financial Corp. 85 1,759
Northeast Community
Bancorp, Inc. 4,785 117,041
Northfield Bancorp, Inc. 26,211 304,572
Northrim Bancorp, Inc. 2,505 195,240
OceanFirst Financial Corp. 12,100 219,010
OFG Bancorp 31,207 1,320,680
Origin Bancorp, Inc. 1,840 61,254
Peapack-Gladstone Financial
Corp. 5,163 165,474
Primis Financial Corp. 5,470 63,780
QCR Holdings, Inc. 6,033 486,501
RBB Bancorp 3,770 77,247
Red River Bancshares, Inc. 100 5,398
Republic Bancorp, Inc., Class
A 700 48,909
Sierra Bancorp 2,845 82,277
SmartFinancial, Inc. 1,332 41,265
South Plains Financial, Inc. 2,905 100,949
Southern First Bancshares,
Inc.* 2,685 106,729
Southern States Bancshares,
Inc. 940 31,311
Texas Capital Bancshares,
Inc.* 24,976 1,953,123
Third Coast Bancshares, Inc.* 7,057 239,585
Towne Bank 14,717 501,261
TriCo Bancshares 1,260 55,062
Trustmark Corp. 1,745 61,721
UMB Financial Corp.(a) 11,162 1,259,743
Unity Bancorp, Inc. 640 27,910
Veritex Holdings, Inc. 9,140 248,242
21,039,445
Biotechnology 3 .1%
ACELYRIN, Inc.* 59,284 186,152
Anika Therapeutics, Inc.* 6,037 99,369
CareDx, Inc.* 35,162 752,818
Caribou Biosciences, Inc.*(a) 103,384 164,381
Editas Medicine, Inc.*(a) 74,954 95,192
Enanta Pharmaceuticals, Inc.* 10,479 60,254
Entrada Therapeutics, Inc.*(a) 12,550 216,989
Fate Therapeutics, Inc.*(a) 70,055 115,591
Generation Bio Co.* 3,800 4,028
GRAIL, Inc.*(a) 9,331 166,558
Ironwood Pharmaceuticals,
Inc., Class A* 75,991 336,640

NVIT Multi-Manager Small Cap Value Fund - December 31, 2024 - Statement of Investments - 31
Common Stocks
Shares Value ($)
Biotechnology
iTeos Therapeutics, Inc.* 55,339 425,003
Kodiak Sciences, Inc.*(a) 16,484 164,016
Kyverna Therapeutics, Inc.*(a) 20,600 77,044
Lyell Immunopharma, Inc.*(a) 11,000 7,040
MacroGenics, Inc.*(a) 8,938 29,048
Mersana Therapeutics, Inc.*(a) 14,200 20,306
Organogenesis Holdings, Inc.,
Class A*(a) 4,138 13,242
PMV Pharmaceuticals, Inc.* 3,832 5,786
PTC Therapeutics, Inc.* 6,441 290,747
Pyxis Oncology, Inc.*(a) 7,900 12,324
Q32 Bio, Inc.*(a) 4,040 13,898
Sage Therapeutics, Inc.* 36,263 196,908
Sutro Biopharma, Inc.* 51,817 95,343
Travere Therapeutics, Inc.*(a) 64,738 1,127,736
Vanda Pharmaceuticals,
Inc.*(a) 47,954 229,700
Verve Therapeutics, Inc.*(a) 70,604 398,207
Xencor, Inc.* 28,237 648,886
Zymeworks, Inc.*(a) 35,600 521,184
6,474,390
Broadline Retail 0 .9%
1stdibs.com, Inc.*(a) 8,623 30,525
Ollie's Bargain Outlet
Holdings, Inc.*(a) 16,000 1,755,680
1,786,205
Building Products 4 .5%
American Woodmark Corp.* 18,500 1,471,305
AZEK Co., Inc. (The), Class
A*(a) 48,900 2,321,283
CSW Industrials, Inc.(a) 6,750 2,381,400
Hayward Holdings, Inc.*(a) 187,500 2,866,875
Insteel Industries, Inc. 6,520 176,105
9,216,968
Capital Markets 2 .0%
Robinhood Markets, Inc.,
Class A* 27,700 1,032,102
StoneX Group, Inc.* 5,782 566,463
Virtus Investment Partners,
Inc. 11,300 2,492,554
4,091,119
Chemicals 4 .6%
AdvanSix, Inc. 4,920 140,171
American Vanguard Corp. 25,941 120,107
Ashland, Inc. 26,000 1,857,960
Core Molding Technologies,
Inc.* 6,300 104,202
Element Solutions, Inc. 167,300 4,254,439
Huntsman Corp. 9,380 169,122
Koppers Holdings, Inc. 6,242 202,241
Kronos Worldwide, Inc.(a) 19,055 185,786
Origin Materials, Inc.*(a) 39,019 49,944
Quaker Chemical Corp.(a) 11,850 1,668,006
Rayonier Advanced Materials,
Inc.* 58,404 481,833
Scotts Miracle-Gro Co. (The)
(a) 2,483 164,722
Valhi, Inc.(a) 1,103 25,799
9,424,332
Common Stocks
Shares Value ($)
Commercial Services & Supplies 1 .4%
Enviri Corp.* 42,459 326,934
Interface, Inc., Class A 9,747 237,340
Steelcase, Inc., Class A 57,458 679,154
UniFirst Corp. 6,900 1,180,521
Vestis Corp. 36,881 562,066
2,986,015
Communications Equipment 0 .7%
CommScope Holding Co.,
Inc.*(a) 41,417 215,783
NETGEAR, Inc.* 35,011 975,756
Ribbon Communications, Inc.* 41,120 171,059
1,362,598
Construction & Engineering 1 .0%
Fluor Corp.* 17,239 850,228
Matrix Service Co.* 12,029 143,987
Tutor Perini Corp.* 48,085 1,163,657
2,157,872
Consumer Finance 1 .9%
Bread Financial Holdings, Inc. 31,367 1,915,269
Green Dot Corp., Class A* 47,586 506,315
LendingTree, Inc.* 8,581 332,514
Oportun Financial Corp.* 2,700 10,476
PROG Holdings, Inc. 27,596 1,166,207
Regional Management Corp. 1,920 65,241
3,996,022
Consumer Staples Distribution & Retail 2 .0%
Andersons, Inc. (The) 17,303 701,117
Grocery Outlet Holding
Corp.*(a) 112,700 1,759,247
Maplebear, Inc.* 33,722 1,396,765
SpartanNash Co. 19,396 355,335
4,212,464
Diversified Consumer Services 0 .1%
American Public Education,
Inc.* 5,278 113,847
Chegg, Inc.* 80,030 128,848
242,695
Diversified REITs 0 .1%
Alpine Income Property Trust,
Inc. 4,850 81,432
Armada Hoffler Properties, Inc. 5,774 59,068
140,500
Diversified Telecommunication Services 0 .3%
ATN International, Inc. 10,367 174,269
Bandwidth, Inc., Class A*(a) 24,702 420,428
594,697
Electrical Equipment 0 .0%
†
Allient, Inc. 1,400 33,992
Electronic Equipment, Instruments & Components 2 .5%
ePlus, Inc.*(a) 44,900 3,317,212
FARO Technologies, Inc.* 16,368 415,092
Insight Enterprises, Inc.*(a) 5,600 851,760
Methode Electronics, Inc. 14,262 168,149
ScanSource, Inc.* 11,168 529,922
5,282,135
Energy Equipment & Services 0 .9%
Helix Energy Solutions Group,
Inc.* 28,156 262,414

32 - Statement of Investments - December 31, 2024 - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Energy Equipment & Services
Kodiak Gas Services, Inc. 38,218 1,560,441
Oil States International, Inc.* 2,453 12,412
1,835,267
Entertainment 0 .4%
Eventbrite, Inc., Class A*(a) 64,358 216,243
Madison Square Garden
Entertainment Corp., Class
A* 14,071 500,928
Playstudios, Inc.* 13,740 25,556
Playtika Holding Corp.(a) 10,682 74,133
Sphere Entertainment Co.* 1,740 70,157
887,017
Financial Services 2 .0%
Banco Latinoamericano de
Comercio Exterior SA, Class
E 2,080 73,986
Enact Holdings, Inc. 23,263 753,256
Jackson Financial, Inc., Class
A 28,404 2,473,420
Merchants Bancorp 6,550 238,878
Onity Group, Inc.* 1,734 53,251
Paysafe Ltd.*(a) 27,509 470,404
4,063,195
Food Products 1 .3%
Calavo Growers, Inc. 3,226 82,263
Dole plc 46,320 627,173
Fresh Del Monte Produce, Inc. 6,629 220,149
Lancaster Colony Corp. 10,000 1,731,400
2,660,985
Gas Utilities 0 .2%
Northwest Natural Holding Co. 7,984 315,847
Southwest Gas Holdings, Inc. 2,640 186,674
502,521
Ground Transportation 2 .3%
Covenant Logistics Group,
Inc., Class A 7,734 421,580
FTAI Infrastructure, Inc.(a) 27,400 198,924
Heartland Express, Inc. 26,938 302,244
Landstar System, Inc.(a) 14,300 2,457,598
Lyft, Inc., Class A* 86,434 1,114,999
Ryder System, Inc. 1,175 184,311
4,679,656
Health Care Equipment & Supplies 2 .7%
AngioDynamics, Inc.* 48,785 446,871
Embecta Corp. 7,057 145,727
ICU Medical, Inc.* 23,600 3,662,012
Inogen, Inc.* 24,800 227,416
Nevro Corp.*(a) 48,300 179,676
OraSure Technologies, Inc.* 51,135 184,597
Varex Imaging Corp.* 40,108 585,176
Zimvie, Inc.* 13,896 193,849
5,625,324
Health Care Providers & Services 6 .6%
Addus HomeCare Corp.*(a) 45,200 5,665,820
AMN Healthcare Services,
Inc.* 104,300 2,494,856
Aveanna Healthcare Holdings,
Inc.* 20,700 94,599
Castle Biosciences, Inc.* 10,520 280,358
Common Stocks
Shares Value ($)
Health Care Providers & Services
DocGo, Inc.*(a) 437,600 1,855,424
Ensign Group, Inc. (The) 24,500 3,255,070
13,646,127
Health Care REITs 0 .1%
CareTrust REIT, Inc.(a) 4,860 131,463
Diversified Healthcare Trust(a) 9,186 21,128
152,591
Hotel & Resort REITs 1 .7%
Chatham Lodging Trust 22,612 202,377
Pebblebrook Hotel Trust(a) 3,425 46,409
RLJ Lodging Trust 76,922 785,374
Sunstone Hotel Investors, Inc.
(a) 119,631 1,416,431
Xenia Hotels & Resorts, Inc. 78,400 1,165,024
3,615,615
Hotels, Restaurants & Leisure 1 .3%
Wyndham Hotels & Resorts,
Inc.(a) 27,300 2,751,567
Household Durables 3 .1%
Cricut, Inc., Class A(a) 10,400 59,280
Flexsteel Industries, Inc. 1,826 99,225
GoPro, Inc., Class A* 124,267 135,451
Green Brick Partners, Inc.* 910 51,406
Hooker Furnishings Corp.(a) 3,198 44,804
iRobot Corp.*(a) 44,947 348,339
Landsea Homes Corp.* 19,547 165,954
Lifetime Brands, Inc. 1,000 5,910
Meritage Homes Corp. 12,742 1,959,974
Purple Innovation, Inc., Class
A*(a) 698 545
Sonos, Inc.*(a) 33,950 510,608
Taylor Morrison Home Corp.,
Class A* 20,529 1,256,580
Traeger, Inc.* 9,758 23,322
Tri Pointe Homes, Inc.* 45,473 1,648,851
Universal Electronics, Inc.* 3,420 37,620
6,347,869
Independent Power and Renewable Electricity Producers
0 .0%
†
Infinity Bio-energy Ltd. Reg.
S*^∞ 155,500 0
Industrial REITs 0 .0%
†
Plymouth Industrial REIT, Inc.
(a) 400 7,120
Insurance 6 .2%
Bowhead Specialty Holdings,
Inc.* 1,160 41,203
CNO Financial Group, Inc. 35,392 1,316,936
Donegal Group, Inc., Class
A(a) 4,895 75,726
eHealth, Inc.* 9,000 84,600
Employers Holdings, Inc. 15,815 810,202
Fidelis Insurance Holdings Ltd.
(a) 28,733 520,929
Genworth Financial, Inc.,
Class A* 40,694 284,451
Hamilton Insurance Group
Ltd., Class B* 23,696 450,935

NVIT Multi-Manager Small Cap Value Fund - December 31, 2024 - Statement of Investments - 33
Common Stocks
Shares Value ($)
Insurance
Heritage Insurance Holdings,
Inc.* 43,507 526,435
Hippo Holdings, Inc.*(a) 7,686 205,754
Horace Mann Educators Corp. 1,320 51,784
James River Group Holdings
Ltd. 23,940 116,588
Mercury General Corp. 10,968 729,153
ProAssurance Corp.* 28,730 457,094
Reinsurance Group of
America, Inc. 5,551 1,185,860
Safety Insurance Group, Inc. 4,890 402,936
Selectquote, Inc.*(a) 24,564 91,378
Skyward Specialty Insurance
Group, Inc.* 54,308 2,744,726
Stewart Information Services
Corp.(a) 1,400 94,486
United Fire Group, Inc. 7,353 209,193
Universal Insurance Holdings,
Inc. 22,026 463,868
White Mountains Insurance
Group Ltd. 1,060 2,061,764
12,926,001
Interactive Media & Services 0 .4%
Nextdoor Holdings, Inc.* 54,700 129,639
Outbrain, Inc.* 3,600 25,848
Vimeo, Inc.* 91,987 588,717
744,204
IT Services 0 .3%
Kyndryl Holdings, Inc.* 2,617 90,548
Rackspace Technology,
Inc.*(a) 81,300 179,673
Unisys Corp.* 47,591 301,251
571,472
Leisure Products 1 .3%
American Outdoor Brands,
Inc.* 1,398 21,305
Clarus Corp.(a) 6,048 27,276
Funko, Inc., Class A* 17,055 228,366
Johnson Outdoors, Inc., Class
A(a) 3,059 100,947
Latham Group, Inc.* 52,182 363,187
MasterCraft Boat Holdings,
Inc.* 15,453 294,689
Solo Brands, Inc., Class A*(a) 7,211 8,221
YETI Holdings, Inc.*(a) 44,500 1,713,695
2,757,686
Life Sciences Tools & Services 0 .0%
†
Codexis, Inc.*(a) 18,900 90,153
Personalis, Inc.* 1,000 5,780
95,933
Machinery 2 .0%
Astec Industries, Inc. 11,871 398,865
Hillman Solutions Corp.* 330,900 3,222,966
Manitowoc Co., Inc. (The)* 32,542 297,108
Mayville Engineering Co., Inc.* 8,851 139,138
Shyft Group, Inc. (The) 10,501 123,282
4,181,359
Marine Transportation 0 .1%
Golden Ocean Group Ltd. 28,250 253,120
Common Stocks
Shares Value ($)
Media 0 .4%
iHeartMedia, Inc., Class A* 48,400 95,832
Scholastic Corp. 12,505 266,731
Stagwell, Inc., Class A*(a) 65,153 428,707
791,270
Metals & Mining 2 .0%
Caledonia Mining Corp. plc(a) 3,850 36,229
Coeur Mining, Inc.*(a) 108,500 620,620
Commercial Metals Co. 21,253 1,054,149
Olympic Steel, Inc. 10,994 360,713
Radius Recycling, Inc., Class A 24,696 375,873
Ryerson Holding Corp.(a) 30,044 556,114
SunCoke Energy, Inc. 74,948 801,944
Worthington Steel, Inc.(a) 7,900 251,378
4,057,020
Mortgage Real Estate Investment Trusts (REITs) 0 .0%
†
Angel Oak Mortgage REIT, Inc. 4,300 39,904
Nexpoint Real Estate Finance,
Inc. 300 4,707
44,611
Office REITs 0 .6%
Easterly Government
Properties, Inc., Class A 93,722 1,064,682
Orion Office REIT, Inc. 44,900 166,579
1,231,261
Oil, Gas & Consumable Fuels 2 .4%
Berry Corp. 50,600 208,978
CONSOL Energy, Inc.(a) 4,403 469,712
Delek US Holdings, Inc. 28,440 526,140
Excelerate Energy, Inc., Class
A 21,010 635,552
Green Plains, Inc.* 13,911 131,876
PBF Energy, Inc., Class A(a) 23,661 628,200
Teekay Tankers Ltd., Class A 26,405 1,050,655
World Kinect Corp.(a) 47,011 1,293,273
4,944,386
Paper & Forest Products 0 .4%
Clearwater Paper Corp.* 5,640 167,903
Louisiana-Pacific Corp. 6,231 645,220
813,123
Passenger Airlines 1 .1%
Allegiant Travel Co.(a) 23,923 2,251,633
Personal Care Products 1 .7%
Herbalife Ltd.* 96,017 642,354
Honest Co., Inc. (The)* 39,367 272,813
Interparfums, Inc.(a) 17,500 2,301,425
Medifast, Inc.*(a) 6,121 107,852
Nature's Sunshine Products,
Inc.* 4,838 70,925
USANA Health Sciences, Inc.* 3,095 111,080
3,506,449
Pharmaceuticals 0 .8%
Atea Pharmaceuticals, Inc.* 18,566 62,196
Biote Corp., Class A*(a) 8,873 54,835
Nektar Therapeutics, Class A* 91,696 85,277
Pacira BioSciences, Inc.*(a) 54,758 1,031,641
Phibro Animal Health Corp.,
Class A 12,640 265,440

34 - Statement of Investments - December 31, 2024 - NVIT Multi-Manager Small Cap Value Fund
Common Stocks
Shares Value ($)
Pharmaceuticals
Theravance Biopharma, Inc.* 26,829 252,461
1,751,850
Professional Services 3 .8%
Conduent, Inc.* 120,866 488,299
Heidrick & Struggles
International, Inc.(a) 8,227 364,538
IBEX Holdings Ltd.* 2,450 52,650
ICF International, Inc. 10,600 1,263,626
KBR, Inc. 5,166 299,266
Kelly Services, Inc., Class A 18,737 261,194
Mistras Group, Inc.* 9,800 88,788
Resources Connection, Inc. 35,391 301,885
TrueBlue, Inc.*(a) 27,879 234,184
Verra Mobility Corp., Class A* 186,500 4,509,570
7,864,000
Real Estate Management & Development 2 .2%
Cushman & Wakefield plc*(a) 252,800 3,306,624
Douglas Elliman, Inc.* 58,473 97,650
Forestar Group, Inc.* 15,155 392,817
Howard Hughes Holdings,
Inc.* 3,526 271,220
Newmark Group, Inc., Class A 20,127 257,827
RE/MAX Holdings, Inc., Class
A* 24,849 265,139
RMR Group, Inc. (The), Class
A 2,574 53,127
4,644,404
Retail REITs 0 .8%
InvenTrust Properties Corp. 32,506 979,406
Phillips Edison & Co., Inc. 15,027 562,911
Whitestone REIT 9,635 136,528
1,678,845
Semiconductors & Semiconductor Equipment 0 .1%
Amkor Technology, Inc. 4,540 116,633
Software 3 .4%
CS Disco, Inc.* 8,147 40,653
Dropbox, Inc., Class A* 34,121 1,024,995
E2open Parent Holdings,
Inc.*(a) 118,557 315,362
Logility Supply Chain
Solutions, Inc., Class A(a) 10,402 115,254
Meridianlink, Inc.* 146,109 3,017,151
Nutanix, Inc., Class A* 22,204 1,358,441
ON24, Inc.* 3,808 24,600
Ooma, Inc.* 6,600 92,796
SentinelOne, Inc., Class A*(a) 4,988 110,733
Telos Corp.*(a) 11,900 40,698
UiPath, Inc., Class A* 53,168 675,765
Xperi, Inc.* 31,282 321,266
7,137,714
Specialty Retail 3 .5%
America's Car-Mart, Inc.*(a) 32,900 1,686,125
BARK, Inc.*(a) 64,675 119,002
Designer Brands, Inc., Class
A(a) 9,118 48,690
Foot Locker, Inc.*(a) 73,391 1,596,988
Genesco, Inc.* 15,793 675,151
Haverty Furniture Cos., Inc. 19,472 433,447
Lands' End, Inc.*(a) 12,050 158,337
Common Stocks
Shares Value ($)
Specialty Retail
Sleep Number Corp.* 24,608 375,026
Sonic Automotive, Inc., Class
A 17,951 1,137,196
Stitch Fix, Inc., Class A* 128,369 553,270
ThredUp, Inc., Class A* 29,300 40,727
Tilly's, Inc., Class A*(a) 5,726 24,336
Zumiez, Inc.* 24,954 478,368
7,326,663
Textiles, Apparel & Luxury Goods 0 .2%
Movado Group, Inc.(a) 20,723 407,829
Superior Group of Cos., Inc. 4,850 80,170
487,999
Trading Companies & Distributors 2 .6%
Beacon Roofing Supply, Inc.* 27,500 2,793,450
Boise Cascade Co. 12,840 1,526,162
DNOW, Inc.* 57,015 741,765
Hudson Technologies, Inc.* 26,272 146,598
WESCO International, Inc. 658 119,072
5,327,047
Wireless Telecommunication Services 0 .1%
Spok Holdings, Inc. 10,607 170,242
Total Common Stocks
(cost $176,860,310) 203,806,435
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,406 0
Total Rights
(cost $6,109) 0
Repurchase Agreements 6 .3%
Principal
Amount ($)
Bank of America NA,
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,000,495,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
2/1/2047 - 1/1/2048; total
market value $2,040,000.
(b)(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,983,554,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $3,042,461.(b)(c) 2,982,805 2,982,805

NVIT Multi-Manager Small Cap Value Fund - December 31, 2024 - Statement of Investments - 35
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC,
4.38%, dated 12/31/2024,
due 1/2/2025, repurchase
price $8,001,947,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 1/1/2025
- 11/20/2074; total market
value $8,160,000.(b)(c) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $12,982,805) 12,982,805
Total Investments
(cost $189,849,224) — 104.7% 216,789,240
Liabilities in excess of other assets — (4.7)% (9,767,794)
NET ASSETS — 100.0%
$ 207,021,446
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $35,760,504, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $12,982,805 and by
$23,553,877 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/15/2025 –
8/15/2054, a total value of $36,536,682.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$12,982,805.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

36 - Statement of Investments - December 31, 2024 - NVIT Multi-Manager Small Company Fund
Common Stocks 98 .0%
Shares Value ($)
AUSTRALIA 0 .0%
†
Capital Markets 0 .0%
†
Aet & D Holdings No. 1 *^∞ 106,305 0
BERMUDA 0 .5%
Banks 0 .3%
Bank of NT Butterfield & Son Ltd.
(The) 26,514 969,086
Insurance 0 .2%
Hamilton Insurance Group Ltd.,
Class B * 47,591 905,657
1,874,743
BRAZIL 0 .3%
Aerospace & Defense 0 .3%
Embraer SA, ADR * 30,334 1,112,651
CANADA 1 .2%
Electronic Equipment, Instruments & Components 0 .7%
Celestica, Inc. * 27,404 2,529,390
Oil, Gas & Consumable Fuels 0 .5%
Teekay Tankers Ltd., Class A 47,112 1,874,586
4,403,976
ISRAEL 0 .4%
Semiconductors & Semiconductor Equipment 0 .3%
Tower Semiconductor Ltd. * 22,176 1,142,286
Software 0 .1%
Cellebrite DI Ltd. * 18,833 414,891
1,557,177
NETHERLANDS 0 .1%
Biotechnology 0 .1%
Merus NV * 9,416 395,943
NORWAY 0 .2%
Marine Transportation 0 .2%
Golden Ocean Group Ltd. 81,239 727,901
PUERTO RICO 1 .5%
Banks 1 .5%
First Bancorp 170,917 3,177,347
OFG Bancorp 61,143 2,587,572
5,764,919
SOUTH AFRICA 0 .0%
†
Metals & Mining 0 .0%
†
Caledonia Mining Corp. plc (a) 7,888 74,226
UNITED KINGDOM 0 .7%
Energy Equipment & Services 0 .4%
TechnipFMC plc 54,521 1,577,838
Independent Power and Renewable Electricity Producers
0 .0%
†
Infinity Bio-energy Ltd. Reg. S *^∞ 94,500 0
Insurance 0 .3%
Fidelis Insurance Holdings Ltd. (a) 56,224 1,019,341
2,597,179
UNITED STATES 93 .1%
Aerospace & Defense 1 .2%
Astronics Corp. *(a) 5,450 86,982
Curtiss-Wright Corp. 6,046 2,145,545
Loar Holdings, Inc. *(a) 8,307 613,970
Redwire Corp. *(a) 40,738 670,547
Common Stocks
Shares Value ($)
UNITED STATES
Aerospace & Defense
V2X, Inc. * 18,917 904,800
4,421,844
Air Freight & Logistics 0 .0%
†
Radiant Logistics, Inc. *(a) 2,653 17,775
Automobile Components 2 .5%
American Axle & Manufacturing
Holdings, Inc. * 191,692 1,117,564
Cooper-Standard Holdings, Inc.
*(a) 8,213 111,368
Dana, Inc. 161,341 1,865,102
Goodyear Tire & Rubber Co. (The)
*(a) 190,014 1,710,126
Modine Manufacturing Co. *(a) 20,689 2,398,477
Phinia, Inc. (a) 45,385 2,186,195
Stoneridge, Inc. * 41,466 259,992
9,648,824
Banks 9 .3%
1st Source Corp. 480 28,022
Amalgamated Financial Corp. 11,632 389,323
Amerant Bancorp, Inc., Class A (a) 40,714 912,401
Banc of California, Inc. 84,700 1,309,462
Bancorp, Inc. (The) * 14,285 751,820
Bank7 Corp. 2,940 137,180
BankUnited, Inc. 91,549 3,494,426
Bankwell Financial Group, Inc. 1,851 57,659
BayCom Corp. 860 23,082
BCB Bancorp, Inc. 7,431 87,983
Berkshire Hills Bancorp, Inc. (a) 52,714 1,498,659
Business First Bancshares, Inc. 5,074 130,402
Byline Bancorp, Inc. 13,352 387,208
Capital Bancorp, Inc. (a) 1,992 56,772
Capital City Bank Group, Inc. 6,687 245,079
Central Pacific Financial Corp. 23,426 680,525
Chemung Financial Corp. 881 43,002
Civista Bancshares, Inc. 5,763 121,254
Community Trust Bancorp, Inc. 12,640 670,299
ConnectOne Bancorp, Inc. (a) 10,158 232,720
Cullen/Frost Bankers, Inc. (a) 4,487 602,380
Eastern Bankshares, Inc. 12,750 219,938
Enterprise Financial Services
Corp. 8,706 491,018
FB Financial Corp. 22,565 1,162,323
Financial Institutions, Inc. 11,604 316,673
First Business Financial Services,
Inc. 2,511 116,234
First Financial Corp. (a) 9,106 420,606
First Foundation, Inc. (a) 88,763 551,218
First Internet Bancorp (a) 7,910 284,681
First Savings Financial Group, Inc. 1,238 32,881
Five Star Bancorp (a) 6,039 181,714
Flushing Financial Corp. 24,291 346,875
FS Bancorp, Inc. 2,350 96,491
Great Southern Bancorp, Inc. 2,833 169,130
Guaranty Bancshares, Inc. 3,415 118,159
Hanmi Financial Corp. 37,728 891,135
HarborOne Bancorp, Inc. 36,551 432,398
HBT Financial, Inc. 6,368 139,459
Hilltop Holdings, Inc. 61,777 1,768,676
Home Bancorp, Inc. 1,500 69,315
HomeStreet, Inc. * 16,601 189,583

NVIT Multi-Manager Small Company Fund - December 31, 2024 - Statement of Investments - 37
Common Stocks
Shares Value ($)
UNITED STATES
Banks
HomeTrust Bancshares, Inc. 8,347 281,127
Independent Bank Corp. 16,000 557,280
Kearny Financial Corp. 72,748 515,056
Live Oak Bancshares, Inc. (a) 4,271 168,918
Mercantile Bank Corp. 3,127 139,120
Metropolitan Bank Holding Corp. * 16,425 959,220
Midland States Bancorp, Inc. 14,801 361,144
MVB Financial Corp. 963 19,934
Northeast Community Bancorp,
Inc. 1,000 24,460
Northfield Bancorp, Inc. 51,292 596,013
Northrim Bancorp, Inc. 4,095 319,164
OceanFirst Financial Corp. 33,317 603,038
Orange County Bancorp, Inc. 1,082 60,127
Origin Bancorp, Inc. 3,880 129,165
Peapack-Gladstone Financial
Corp. 15,401 493,602
Primis Financial Corp. 10,029 116,938
QCR Holdings, Inc. 13,607 1,097,268
RBB Bancorp 10,692 219,079
Republic Bancorp, Inc., Class A (a) 1,400 97,818
Sierra Bancorp 3,626 104,864
South Plains Financial, Inc. 5,592 194,322
Southern First Bancshares, Inc. * 4,215 167,546
Southern States Bancshares, Inc. 640 21,318
Texas Capital Bancshares, Inc. * 50,098 3,917,665
Third Coast Bancshares, Inc. * 11,326 384,518
Towne Bank 22,114 753,203
TriCo Bancshares 6,803 297,291
Trustmark Corp. 3,080 108,940
UMB Financial Corp. (a) 25,888 2,921,721
Unity Bancorp, Inc. 1,376 60,007
35,548,031
Biotechnology 5 .1%
ACELYRIN, Inc. * 89,167 279,984
ADMA Biologics, Inc. * 30,579 524,430
Anika Therapeutics, Inc. * 10,488 172,632
Blueprint Medicines Corp. * 9,516 829,986
CareDx, Inc. * 71,511 1,531,051
Caribou Biosciences, Inc. *(a) 194,700 309,573
Cytokinetics, Inc. * 6,942 326,552
Editas Medicine, Inc. *(a) 96,764 122,890
Enanta Pharmaceuticals, Inc. * 28,456 163,622
Entrada Therapeutics, Inc. *(a) 21,950 379,516
Fate Therapeutics, Inc. *(a) 134,515 221,950
Generation Bio Co. * 4,416 4,681
GRAIL, Inc. *(a) 17,578 313,767
Halozyme Therapeutics, Inc. * 7,679 367,133
Insmed, Inc. * 16,627 1,147,928
Ironwood Pharmaceuticals, Inc.,
Class A * 139,347 617,307
iTeos Therapeutics, Inc. * 99,806 766,510
Janux Therapeutics, Inc. *(a) 4,567 244,517
Kodiak Sciences, Inc. *(a) 11,197 111,410
Krystal Biotech, Inc. *(a) 3,903 611,444
Kyverna Therapeutics, Inc. *(a) 25,288 94,577
Lyell Immunopharma, Inc. *(a) 43,279 27,699
MacroGenics, Inc. *(a) 16,463 53,505
Mersana Therapeutics, Inc. *(a) 25,735 36,801
Organogenesis Holdings, Inc.,
Class A * 7,100 22,720
Common Stocks
Shares Value ($)
UNITED STATES
Biotechnology
PMV Pharmaceuticals, Inc. * 4,196 6,336
PTC Therapeutics, Inc. * 9,146 412,850
Pyxis Oncology, Inc. *(a) 9,953 15,527
Q32 Bio, Inc. *(a) 8,500 29,240
Sage Therapeutics, Inc. *(a) 63,636 345,543
SpringWorks Therapeutics, Inc.
*(a) 8,461 305,696
Sutro Biopharma, Inc. *(a) 97,977 180,278
Travere Therapeutics, Inc. *(a) 124,153 2,162,745
Twist Bioscience Corp. *(a) 23,935 1,112,259
Ultragenyx Pharmaceutical, Inc. * 11,299 475,349
Vanda Pharmaceuticals, Inc. *(a) 116,315 557,149
Vaxcyte, Inc. * 7,988 653,898
Vericel Corp. *(a) 15,249 837,323
Verve Therapeutics, Inc. *(a) 137,320 774,485
Viking Therapeutics, Inc. *(a) 7,851 315,924
Xencor, Inc. * 61,435 1,411,776
Zymeworks, Inc. *(a) 60,783 889,863
19,768,426
Broadline Retail 0 .5%
1stdibs.com, Inc. * 7,823 27,693
Ollie's Bargain Outlet Holdings,
Inc. *(a) 18,244 2,001,915
2,029,608
Building Products 0 .9%
AAON, Inc. 17,601 2,071,286
AZEK Co., Inc. (The), Class A * 15,979 758,523
Insteel Industries, Inc. 14,209 383,785
JELD-WEN Holding, Inc. *(a) 40,398 330,860
3,544,454
Capital Markets 3 .6%
Cohen & Steers, Inc. (a) 12,284 1,134,305
Evercore, Inc., Class A (a) 12,314 3,413,317
Hamilton Lane, Inc., Class A (a) 14,052 2,080,399
Piper Sandler Cos. (a) 4,922 1,476,354
Robinhood Markets, Inc., Class A * 61,932 2,307,586
StepStone Group, Inc., Class A 41,984 2,430,034
StoneX Group, Inc. * 8,753 857,531
13,699,526
Chemicals 0 .9%
AdvanSix, Inc. 8,140 231,909
American Vanguard Corp. 37,512 173,681
Core Molding Technologies, Inc. * 10,889 180,104
Element Solutions, Inc. 28,447 723,407
Huntsman Corp. 17,400 313,722
Koppers Holdings, Inc. 14,838 480,751
Kronos Worldwide, Inc. (a) 32,831 320,102
Origin Materials, Inc. *(a) 69,296 88,699
Rayonier Advanced Materials,
Inc. * 93,880 774,509
Valhi, Inc. 2,068 48,371
3,335,255
Commercial Services & Supplies 2 .3%
Casella Waste Systems, Inc.,
Class A *(a) 19,713 2,085,833
Clean Harbors, Inc. * 12,773 2,939,578
Enviri Corp. * 78,371 603,457
Interface, Inc., Class A 17,527 426,782
Steelcase, Inc., Class A 119,178 1,408,684
Vestis Corp. (a) 72,237 1,100,892
8,565,226

38 - Statement of Investments - December 31, 2024 - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Communications Equipment 1 .2%
CommScope Holding Co., Inc. * 77,023 401,290
Lumentum Holdings, Inc. *(a) 23,228 1,949,991
NETGEAR, Inc. * 63,704 1,775,430
Ribbon Communications, Inc. * 82,425 342,888
4,469,599
Construction & Engineering 2 .6%
Arcosa, Inc. 2,110 204,121
Comfort Systems USA, Inc. 4,698 1,992,234
Construction Partners, Inc., Class
A *(a) 16,558 1,464,721
Fluor Corp. * 31,962 1,576,366
Matrix Service Co. * 21,442 256,661
Primoris Services Corp. 18,946 1,447,474
Sterling Infrastructure, Inc. * 4,237 713,723
Tutor Perini Corp. * 89,344 2,162,124
9,817,424
Construction Materials 0 .2%
Eagle Materials, Inc. 2,803 691,668
Consumer Finance 2 .2%
Bread Financial Holdings, Inc. 57,993 3,541,052
Green Dot Corp., Class A *(a) 88,254 939,023
LendingTree, Inc. * 13,522 523,978
Oportun Financial Corp. * 8,718 33,826
PROG Holdings, Inc. 56,570 2,390,647
Regional Management Corp. 6,022 204,628
Upstart Holdings, Inc. * 13,637 839,630
8,472,784
Consumer Staples Distribution & Retail 1 .3%
Andersons, Inc. (The) 32,256 1,307,013
Maplebear, Inc. * 67,146 2,781,187
SpartanNash Co. 36,468 668,094
4,756,294
Diversified Consumer Services 0 .9%
American Public Education, Inc. * 6,472 139,601
Chegg, Inc. * 123,484 198,809
Duolingo, Inc., Class A * 9,628 3,121,687
3,460,097
Diversified REITs 0 .1%
Alpine Income Property Trust, Inc. 10,802 181,366
Armada Hoffler Properties, Inc. 12,118 123,967
305,333
Diversified Telecommunication Services 0 .3%
ATN International, Inc. 17,865 300,311
Bandwidth, Inc., Class A *(a) 48,027 817,419
1,117,730
Electric Utilities 0 .3%
NRG Energy, Inc. 11,714 1,056,837
Electrical Equipment 0 .2%
Allient, Inc. 3,511 85,247
Powell Industries, Inc. (a) 3,022 669,826
755,073
Electronic Equipment, Instruments & Components 1 .6%
Coherent Corp. * 14,749 1,397,173
FARO Technologies, Inc. * 34,109 865,004
Itron, Inc. * 10,489 1,138,896
Methode Electronics, Inc. 17,795 209,803
PAR Technology Corp. * 14,649 1,064,543
ScanSource, Inc. *(a) 28,949 1,373,630
6,049,049
Common Stocks
Shares Value ($)
UNITED STATES
Energy Equipment & Services 1 .2%
Archrock, Inc. 44,959 1,119,030
Helix Energy Solutions Group,
Inc. * 48,500 452,020
Kodiak Gas Services, Inc. 72,379 2,955,234
Oil States International, Inc. * 2,094 10,596
4,536,880
Entertainment 0 .2%
Eventbrite, Inc., Class A *(a) 83,714 281,279
Playstudios, Inc. * 19,110 35,545
Playtika Holding Corp. (a) 21,202 147,142
Sphere Entertainment Co. * 6,800 274,176
738,142
Financial Services 2 .5%
Enact Holdings, Inc. 46,258 1,497,834
Jackson Financial, Inc., Class A (a) 52,112 4,537,912
Merchants Bancorp 9,852 359,302
Mr. Cooper Group, Inc. * 18,462 1,772,537
Onity Group, Inc. * 4,648 142,740
Paymentus Holdings, Inc., Class
A * 10,502 343,100
Paysafe Ltd. *(a) 51,825 886,208
9,539,633
Food Products 1 .3%
Calavo Growers, Inc. 6,604 168,402
Cal-Maine Foods, Inc. 16,914 1,740,789
Dole plc 58,830 796,558
Fresh Del Monte Produce, Inc. 9,577 318,052
Freshpet, Inc. *(a) 12,592 1,865,001
4,888,802
Gas Utilities 0 .6%
Northwest Natural Holding Co. 7,414 293,298
Southwest Gas Holdings, Inc. 27,533 1,946,858
2,240,156
Ground Transportation 1 .2%
Covenant Logistics Group, Inc.,
Class A 21,360 1,164,334
FTAI Infrastructure, Inc. 45,800 332,508
Heartland Express, Inc. 61,771 693,071
Landstar System, Inc. 940 161,548
Lyft, Inc., Class A * 159,082 2,052,157
Ryder System, Inc. 951 149,174
4,552,792
Health Care Equipment & Supplies 2 .9%
AngioDynamics, Inc. * 92,270 845,193
Embecta Corp. (a) 8,780 181,307
Glaukos Corp. * 13,592 2,037,984
Inogen, Inc. * 47,221 433,017
Inspire Medical Systems, Inc. *(a) 6,876 1,274,673
Integer Holdings Corp. * 10,499 1,391,327
Lantheus Holdings, Inc. *(a) 4,352 389,330
Merit Medical Systems, Inc. * 16,623 1,607,777
Nevro Corp. *(a) 86,513 321,828
OraSure Technologies, Inc. * 94,652 341,694
PROCEPT BioRobotics Corp. *(a) 8,193 659,700
RxSight, Inc. * 7,536 259,088
Varex Imaging Corp. * 56,308 821,534
Zimvie, Inc. * 30,044 419,114
10,983,566
Health Care Providers & Services 2 .4%
Aveanna Healthcare Holdings,
Inc. * 40,529 185,218

NVIT Multi-Manager Small Company Fund - December 31, 2024 - Statement of Investments - 39
Common Stocks
Shares Value ($)
UNITED STATES
Health Care Providers & Services
BrightSpring Health Services, Inc.
*(a) 30,580 520,777
Castle Biosciences, Inc. * 17,910 477,302
Concentra Group Holdings Parent,
Inc. (a) 19,591 387,510
Encompass Health Corp. 28,275 2,611,195
GeneDx Holdings Corp., Class A * 5,140 395,060
HealthEquity, Inc. * 19,920 1,911,324
RadNet, Inc. * 23,390 1,633,558
Select Medical Holdings Corp. (a) 24,279 457,659
Surgery Partners, Inc. * 17,004 359,975
8,939,578
Health Care REITs 0 .0%
†
Diversified Healthcare Trust (a) 12,000 27,600
Hotel & Resort REITs 1 .9%
Chatham Lodging Trust 32,407 290,043
RLJ Lodging Trust (a) 200,935 2,051,546
Sunstone Hotel Investors, Inc. (a) 220,883 2,615,255
Xenia Hotels & Resorts, Inc. (a) 149,855 2,226,845
7,183,689
Hotels, Restaurants & Leisure 1 .7%
Planet Fitness, Inc., Class A * 7,380 729,661
Shake Shack, Inc., Class A * 14,687 1,906,372
Sweetgreen, Inc., Class A *(a) 40,345 1,293,461
Texas Roadhouse, Inc., Class A 11,264 2,032,363
Wingstop, Inc. 2,418 687,196
6,649,053
Household Durables 3 .4%
Cricut, Inc., Class A (a) 20,000 114,000
Flexsteel Industries, Inc. (a) 3,051 165,791
GoPro, Inc., Class A *(a) 259,512 282,868
Green Brick Partners, Inc. * 4,050 228,785
Hooker Furnishings Corp. (a) 5,453 76,397
iRobot Corp. *(a) 83,152 644,428
Landsea Homes Corp. * 42,111 357,522
Lifetime Brands, Inc. 4,350 25,709
Meritage Homes Corp. 24,873 3,825,964
Purple Innovation, Inc., Class A
*(a) 2,786 2,173
Sonos, Inc. * 60,694 912,838
Taylor Morrison Home Corp.,
Class A * 51,986 3,182,063
Traeger, Inc. * 16,985 40,594
Tri Pointe Homes, Inc. * 82,535 2,992,719
Universal Electronics, Inc. * 4,475 49,225
12,901,076
Independent Power and Renewable Electricity Producers 0 .2%
Talen Energy Corp. *(a) 3,704 746,245
Industrial REITs 0 .0%
†
Plymouth Industrial REIT, Inc. (a) 3,627 64,561
Insurance 3 .9%
Bowhead Specialty Holdings, Inc. * 7,840 278,477
CNO Financial Group, Inc. 58,328 2,170,385
Donegal Group, Inc., Class A (a) 13,179 203,879
eHealth, Inc. * 13,643 128,244
Employers Holdings, Inc. 31,578 1,617,741
Genworth Financial, Inc., Class A * 124,202 868,172
Heritage Insurance Holdings, Inc. * 83,059 1,005,014
Hippo Holdings, Inc. *(a) 15,309 409,822
James River Group Holdings Ltd. 50,383 245,365
Common Stocks
Shares Value ($)
UNITED STATES
Insurance
Mercury General Corp. 14,802 984,037
ProAssurance Corp. * 56,061 891,931
Reinsurance Group of America,
Inc. 10,733 2,292,890
Safety Insurance Group, Inc. 5,340 440,016
Selectquote, Inc. *(a) 44,683 166,221
Skyward Specialty Insurance
Group, Inc. * 34,928 1,765,261
Stewart Information Services Corp.
(a) 1,400 94,486
United Fire Group, Inc. 15,979 454,603
Universal Insurance Holdings, Inc. 43,041 906,443
14,922,987
Interactive Media & Services 0 .4%
Nextdoor Holdings, Inc. * 92,800 219,936
Outbrain, Inc. * 5,962 42,807
Vimeo, Inc. * 170,826 1,093,287
1,356,030
IT Services 0 .2%
Rackspace Technology, Inc. *(a) 141,404 312,503
Unisys Corp. * 86,648 548,482
860,985
Leisure Products 0 .4%
American Outdoor Brands, Inc. * 187 2,850
Clarus Corp. (a) 11,842 53,407
Funko, Inc., Class A * 29,203 391,028
Johnson Outdoors, Inc., Class A
(a) 5,107 168,531
Latham Group, Inc. * 94,869 660,289
MasterCraft Boat Holdings, Inc. * 16,649 317,496
Solo Brands, Inc., Class A *(a) 13,458 15,342
1,608,943
Life Sciences Tools & Services 0 .2%
Codexis, Inc. *(a) 40,030 190,943
Personalis, Inc. * 12,564 72,620
Repligen Corp. * 3,397 488,964
752,527
Machinery 3 .1%
Astec Industries, Inc. (a) 18,983 637,829
Crane Co. 12,176 1,847,708
Esab Corp. (a) 16,588 1,989,565
Federal Signal Corp. 15,855 1,464,843
Flowserve Corp. 26,178 1,505,759
Manitowoc Co., Inc. (The) * 65,128 594,619
Mayville Engineering Co., Inc. * 16,263 255,654
Mueller Water Products, Inc.,
Class A 46,527 1,046,858
Shyft Group, Inc. (The) (a) 19,437 228,190
SPX Technologies, Inc. * 14,005 2,038,007
11,609,032
Marine Transportation 0 .2%
Kirby Corp. * 8,570 906,706
Pangaea Logistics Solutions Ltd. 3,400 18,224
924,930
Media 0 .4%
iHeartMedia, Inc., Class A * 82,558 163,465
Scholastic Corp. 25,289 539,414
Stagwell, Inc., Class A * 113,498 746,817
1,449,696
Metals & Mining 3 .3%
ATI, Inc. * 19,349 1,064,969

40 - Statement of Investments - December 31, 2024 - NVIT Multi-Manager Small Company Fund
Common Stocks
Shares Value ($)
UNITED STATES
Metals & Mining
Carpenter Technology Corp. 18,089 3,069,884
Coeur Mining, Inc. * 204,860 1,171,799
Commercial Metals Co. 61,740 3,062,304
Olympic Steel, Inc. 20,799 682,415
Radius Recycling, Inc., Class A 41,158 626,425
Ryerson Holding Corp. (a) 60,895 1,127,166
SunCoke Energy, Inc. 118,434 1,267,244
Worthington Steel, Inc. (a) 9,312 296,308
12,368,514
Mortgage Real Estate Investment Trusts (REITs) 0 .0%
†
Angel Oak Mortgage REIT, Inc. 9,521 88,355
Office REITs 1 .0%
Easterly Government Properties,
Inc., Class A 167,937 1,907,765
Highwoods Properties, Inc. (a) 21,656 662,240
Orion Office REIT, Inc. (a) 83,861 311,124
SL Green Realty Corp. (a) 12,189 827,877
3,709,006
Oil, Gas & Consumable Fuels 1 .9%
Berry Corp. 71,209 294,093
CONSOL Energy, Inc. (a) 8,404 896,539
Delek US Holdings, Inc. 55,998 1,035,963
DHT Holdings, Inc. 46,283 429,969
Excelerate Energy, Inc., Class A 40,151 1,214,568
Green Plains, Inc. * 43,300 410,484
PBF Energy, Inc., Class A (a) 24,625 653,794
World Kinect Corp. (a) 76,251 2,097,664
7,033,074
Paper & Forest Products 0 .4%
Clearwater Paper Corp. * 7,394 220,119
Louisiana-Pacific Corp. 11,506 1,191,447
1,411,566
Passenger Airlines 1 .1%
Allegiant Travel Co. (a) 44,319 4,171,304
Personal Care Products 0 .9%
BellRing Brands, Inc. * 18,505 1,394,167
Herbalife Ltd. * 131,912 882,491
Honest Co., Inc. (The) * 69,884 484,296
Medifast, Inc. * 11,847 208,744
Nature's Sunshine Products, Inc. * 10,813 158,519
USANA Health Sciences, Inc. * 8,041 288,591
3,416,808
Pharmaceuticals 1 .3%
Atea Pharmaceuticals, Inc. *(a) 40,905 137,032
Biote Corp., Class A * 9,200 56,856
Intra-Cellular Therapies, Inc. * 15,884 1,326,632
Nektar Therapeutics, Class A * 152,735 142,044
Pacira BioSciences, Inc. *(a) 124,354 2,342,828
Phibro Animal Health Corp., Class
A 25,870 543,270
Theravance Biopharma, Inc. *(a) 53,671 505,044
5,053,706
Professional Services 1 .4%
Conduent, Inc. * 204,491 826,144
Heidrick & Struggles International,
Inc. (a) 15,054 667,043
IBEX Holdings Ltd. * 4,150 89,184
KBR, Inc. 9,375 543,094
Kelly Services, Inc., Class A 31,659 441,326
Mistras Group, Inc. * 18,669 169,141
Common Stocks
Shares Value ($)
UNITED STATES
Professional Services
Parsons Corp. * 16,870 1,556,257
Resources Connection, Inc. 60,998 520,313
TrueBlue, Inc. * 50,473 423,973
5,236,475
Real Estate Management & Development 0 .7%
Douglas Elliman, Inc. * 86,389 144,270
Forestar Group, Inc. * 27,034 700,721
Howard Hughes Holdings, Inc. * 4,514 347,217
Newmark Group, Inc., Class A 79,961 1,024,300
RE/MAX Holdings, Inc., Class A * 47,283 504,510
RMR Group, Inc. (The), Class A 5,172 106,750
2,827,768
Retail REITs 0 .7%
InvenTrust Properties Corp. 61,635 1,857,062
Phillips Edison & Co., Inc. 12,809 479,825
Whitestone REIT 16,850 238,765
2,575,652
Semiconductors & Semiconductor Equipment 1 .9%
Amkor Technology, Inc. 19,160 492,220
Astera Labs, Inc. *(a) 15,386 2,037,876
MACOM Technology Solutions
Holdings, Inc. * 17,876 2,322,271
SiTime Corp. *(a) 10,598 2,273,589
7,125,956
Software 7 .6%
Agilysys, Inc. *(a) 7,012 923,551
Alkami Technology, Inc. * 26,906 986,912
Appfolio, Inc., Class A * 4,658 1,149,222
Braze, Inc., Class A *(a) 16,571 693,993
Clearwater Analytics Holdings,
Inc., Class A * 62,799 1,728,228
Commvault Systems, Inc. * 9,046 1,365,132
CS Disco, Inc. *(a) 14,425 71,981
CyberArk Software Ltd. * 7,995 2,663,533
Dropbox, Inc., Class A * 64,812 1,946,952
E2open Parent Holdings, Inc. *(a) 232,279 617,862
Intapp, Inc. * 25,126 1,610,325
Logility Supply Chain Solutions,
Inc., Class A (a) 15,663 173,546
Meridianlink, Inc. * 53,472 1,104,197
nCino, Inc. *(a) 28,067 942,490
Nutanix, Inc., Class A * 40,555 2,481,155
ON24, Inc. * 7,033 45,433
Onestream, Inc., Class A * 22,526 642,442
Ooma, Inc. * 11,400 160,284
Pegasystems, Inc. 26,130 2,435,316
Q2 Holdings, Inc. * 24,059 2,421,538
SentinelOne, Inc., Class A *(a) 65,388 1,451,614
Telos Corp. *(a) 47,026 160,829
UiPath, Inc., Class A * 94,256 1,197,994
Vertex, Inc., Class A *(a) 29,962 1,598,473
Xperi, Inc. * 63,232 649,393
29,222,395
Specialty Retail 3 .2%
Abercrombie & Fitch Co., Class A * 4,194 626,877
Arko Corp. 6,100 40,199
BARK, Inc. *(a) 101,218 186,241
Boot Barn Holdings, Inc. * 7,884 1,196,949
Designer Brands, Inc., Class A (a) 17,892 95,543
Foot Locker, Inc. *(a) 136,932 2,979,641
Genesco, Inc. * 28,207 1,205,849

NVIT Multi-Manager Small Company Fund - December 31, 2024 - Statement of Investments - 41
Common Stocks
Shares Value ($)
UNITED STATES
Specialty Retail
Haverty Furniture Cos., Inc. 41,693 928,086
Lands' End, Inc. *(a) 20,907 274,718
Sleep Number Corp. *(a) 45,440 692,506
Sonic Automotive, Inc., Class A (a) 32,524 2,060,395
Stitch Fix, Inc., Class A * 244,081 1,051,989
ThredUp, Inc., Class A * 55,339 76,921
Tilly's, Inc., Class A *(a) 7,912 33,626
Zumiez, Inc. * 44,450 852,107
12,301,647
Textiles, Apparel & Luxury Goods 0 .2%
Movado Group, Inc. 38,552 758,703
Superior Group of Cos., Inc. 10,496 173,499
932,202
Tobacco 0 .1%
Turning Point Brands, Inc. 9,336 561,094
Trading Companies & Distributors 1 .8%
Applied Industrial Technologies,
Inc. 6,833 1,636,299
Boise Cascade Co. 25,716 3,056,604
DNOW, Inc. * 153,033 1,990,959
Hudson Technologies, Inc. * 33,800 188,604
6,872,466
Wireless Telecommunication Services 0 .1%
Spok Holdings, Inc. (a) 14,970 240,269
354,156,017
Total Common Stocks
(cost $309,611,639) 372,664,732
Rights 0 .0%
†
Number of
Rights
UNITED STATES 0 .0%
†
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 4,756 0
Total Rights
(cost $12,075) 0
Repurchase Agreements 4 .6%
Principal
Amount ($)
Cantor Fitzgerald & Co., 4.52%,
dated 12/31/2024, due
1/2/2025, repurchase price
$1,000,252, collateralized
by U.S. Government Agency
Securities, ranging from
1.25% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $1,020,000.(b)
(c) 1,000,000 1,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co., 4.52%,
dated 12/31/2024, due
1/2/2025, repurchase price
$8,488,925, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 1.19% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $8,656,529.(b)
(c) 8,486,793 8,486,793
CF Secured, LLC, 4.47%,
dated 12/31/2024, due
1/2/2025, repurchase price
$1,000,249, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 0.00% - 7.36%, maturing
1/7/2025 - 2/20/2073; total
market value $1,020,254.(b)
(c) 1,000,000 1,000,000
MetLife, Inc., 4.45%, dated
12/31/2024, due 1/2/2025,
repurchase price $5,001,237,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
11/15/2038 - 11/15/2045; total
market value $5,102,671.(b)
(c) 5,000,000 5,000,000
Pershing LLC, 4.38%, dated
12/31/2024, due 1/2/2025,
repurchase price $2,000,487,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
1/1/2025 - 11/20/2074; total
market value $2,040,000.(b)
(c) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $17,486,793) 17,486,793
Total Investments
(cost $327,110,507) — 102.6% 390,151,525
Liabilities in excess of other assets — (2.6)% (10,030,383)
NET ASSETS — 100.0%
$380,121,142

42 - Statement of Investments - December 31, 2024 - NVIT Multi-Manager Small Company Fund
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $66,193,369, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $17,486,793 and by
$50,396,010 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/7/2025 –
8/15/2054, a total value of $67,882,803.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$17,486,793.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT Real Estate Fund - December 31, 2024 - Statement of Investments - 43
Common Stocks 98 .1%
Shares Value ($)
Diversified REITs 5 .9%
Empire State Realty Trust,
Inc., Class A 509,995 5,263,148
Essential Properties Realty
Trust, Inc. 239,023 7,476,640
12,739,788
Health Care Providers & Services 1 .0%
Brookdale Senior Living, Inc.* 446,087 2,243,818
Health Care REITs 13 .2%
American Healthcare REIT,
Inc. 171,516 4,874,485
CareTrust REIT, Inc. 191,661 5,184,430
Sabra Health Care REIT, Inc. 120,775 2,091,823
Welltower, Inc. 127,518 16,071,093
28,221,831
Hotel & Resort REITs 1 .3%
Ryman Hospitality Properties,
Inc. 27,224 2,840,552
Hotels, Restaurants & Leisure 3 .2%
Hyatt Hotels Corp., Class A 22,271 3,496,102
Marriott International, Inc.,
Class A 12,253 3,417,852
6,913,954
Industrial REITs 9 .7%
EastGroup Properties, Inc. 26,450 4,244,960
Plymouth Industrial REIT, Inc. 90,665 1,613,837
Prologis, Inc. 140,221 14,821,360
20,680,157
Office REITs 4 .7%
Cousins Properties, Inc. 71,452 2,189,289
Douglas Emmett, Inc. 93,730 1,739,629
SL Green Realty Corp. 90,722 6,161,838
10,090,756
Common Stocks
Shares Value ($)
Real Estate Management & Development 0 .5%
CBRE Group, Inc., Class A* 8,384 1,100,735
Residential REITs 18 .2%
American Homes 4 Rent,
Class A 204,490 7,652,016
AvalonBay Communities, Inc. 60,913 13,399,033
Centerspace 33,952 2,245,925
Essex Property Trust, Inc. 38,121 10,881,258
Independence Realty Trust,
Inc. 236,741 4,696,941
38,875,173
Retail REITs 17 .4%
Acadia Realty Trust 194,325 4,694,892
Agree Realty Corp. 69,180 4,873,731
Brixmor Property Group, Inc. 192,503 5,359,283
Macerich Co. (The) 95,455 1,901,464
Phillips Edison & Co., Inc. 138,921 5,203,981
Simon Property Group, Inc. 54,928 9,459,151
Tanger, Inc. 171,887 5,866,503
37,359,005
Specialized REITs 23 .0%
CubeSmart 123,060 5,273,121
Digital Realty Trust, Inc. 36,108 6,403,032
Equinix, Inc. 22,478 21,194,281
Iron Mountain, Inc. 51,877 5,452,792
Lamar Advertising Co., Class A 22,311 2,716,141
Public Storage 27,102 8,115,423
49,154,790
Total Investments
(cost $157,937,152) — 98.1% 210,220,559
Other assets in excess of liabilities — 1.9% 3,982,692
NET ASSETS — 100.0%
$ 214,203,251
* Denotes a non-income producing security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

44 - Statement of Investments - December 31, 2024 - NVIT Victory Mid Cap Value Fund
Common Stocks 97 .3%
Shares Value ($)
Aerospace & Defense 1 .3%
Textron, Inc. 56,200 4,298,738
Automobile Components 2 .4%
Aptiv plc* 44,000 2,661,120
BorgWarner, Inc.(a) 158,300 5,032,357
7,693,477
Banks 2 .8%
Huntington Bancshares, Inc. 261,500 4,254,605
Prosperity Bancshares, Inc. 64,200 4,837,470
9,092,075
Broadline Retail 1 .4%
eBay, Inc.(a) 75,700 4,689,615
Building Products 0 .9%
Carrier Global Corp. 44,400 3,030,744
Capital Markets 1 .7%
Bank of New York Mellon
Corp. (The) 21,000 1,613,430
T. Rowe Price Group, Inc.(a) 34,000 3,845,060
5,458,490
Chemicals 5 .7%
Axalta Coating Systems Ltd.* 134,900 4,616,278
CF Industries Holdings, Inc. 51,200 4,368,384
RPM International, Inc. 37,100 4,565,526
Westlake Corp. 43,100 4,941,415
18,491,603
Commercial Services & Supplies 0 .6%
Republic Services, Inc., Class
A 10,500 2,112,390
Communications Equipment 0 .4%
Motorola Solutions, Inc. 2,785 1,287,311
Consumer Staples Distribution & Retail 7 .1%
BJ's Wholesale Club Holdings,
Inc.* 64,700 5,780,945
Maplebear, Inc.* 58,600 2,427,212
Performance Food Group Co.* 34,600 2,925,430
Target Corp.(a) 33,200 4,487,976
US Foods Holding Corp.* 114,800 7,744,408
23,365,971
Containers & Packaging 6 .5%
AptarGroup, Inc. 25,700 4,037,470
Avery Dennison Corp. 16,500 3,087,645
Crown Holdings, Inc. 75,000 6,201,750
Packaging Corp. of America 18,000 4,052,340
Smurfit WestRock plc(a) 70,200 3,780,972
21,160,177
Electric Utilities 3 .6%
Alliant Energy Corp. 134,400 7,948,416
Xcel Energy, Inc.(a) 57,900 3,909,408
11,857,824
Electrical Equipment 1 .7%
Hubbell, Inc., Class B 3,700 1,549,893
Regal Rexnord Corp.(a) 26,300 4,079,919
5,629,812
Electronic Equipment, Instruments & Components 3 .5%
Flex Ltd.*(a) 63,800 2,449,282
Trimble, Inc.* 69,450 4,907,337
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Zebra Technologies Corp.,
Class A* 10,475 4,045,654
11,402,273
Energy Equipment & Services 2 .1%
Baker Hughes Co., Class A 168,100 6,895,462
Financial Services 0 .9%
Global Payments, Inc. 24,900 2,790,294
Ground Transportation 4 .1%
JB Hunt Transport Services,
Inc. 26,900 4,590,754
Knight-Swift Transportation
Holdings, Inc., Class A 97,300 5,160,792
Landstar System, Inc. 20,500 3,523,130
13,274,676
Health Care Equipment & Supplies 3 .0%
Cooper Cos., Inc. (The)* 58,500 5,377,905
Hologic, Inc.*(a) 61,200 4,411,908
9,789,813
Health Care Providers & Services 2 .0%
Quest Diagnostics, Inc. 42,900 6,471,894
Health Care REITs 0 .7%
Alexandria Real Estate
Equities, Inc. 24,700 2,409,485
Hotels, Restaurants & Leisure 2 .4%
Expedia Group, Inc.* 29,775 5,547,976
Hilton Worldwide Holdings,
Inc. 8,700 2,150,292
7,698,268
Industrial REITs 0 .7%
Lineage, Inc.(a) 40,000 2,342,800
Insurance 9 .0%
American Financial Group, Inc. 39,800 5,449,814
Fidelity National Financial, Inc. 93,000 5,221,020
Hartford Financial Services
Group, Inc. (The) 56,875 6,222,125
Old Republic International
Corp. 128,500 4,650,415
Willis Towers Watson plc 25,600 8,018,944
29,562,318
IT Services 2 .7%
Akamai Technologies, Inc.* 46,600 4,457,290
Globant SA*(a) 20,000 4,288,400
8,745,690
Life Sciences Tools & Services 2 .0%
Agilent Technologies, Inc. 26,000 3,492,840
ICON plc* 13,900 2,914,969
6,407,809
Machinery 4 .6%
AGCO Corp.(a) 43,900 4,103,772
Lincoln Electric Holdings, Inc. 14,600 2,737,062
Middleby Corp. (The)*(a) 36,100 4,889,745
Xylem, Inc. 29,125 3,379,082
15,109,661
Metals & Mining 1 .6%
Franco-Nevada Corp. 45,250 5,320,948

NVIT Victory Mid Cap Value Fund - December 31, 2024 - Statement of Investments - 45
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels 3 .8%
Chord Energy Corp. 36,200 4,232,504
Coterra Energy, Inc. 201,400 5,143,756
Devon Energy Corp. 95,200 3,115,896
12,492,156
Professional Services 3 .7%
FTI Consulting, Inc.* 18,200 3,478,566
Genpact Ltd. 128,400 5,514,780
TransUnion 35,000 3,244,850
12,238,196
Residential REITs 2 .9%
Camden Property Trust 52,700 6,115,308
Equity LifeStyle Properties,
Inc. 52,900 3,523,140
9,638,448
Retail REITs 1 .9%
NNN REIT, Inc.(a) 150,000 6,127,500
Semiconductors & Semiconductor Equipment 2 .3%
MKS Instruments, Inc.(a) 37,600 3,925,064
ON Semiconductor Corp.* 57,000 3,593,850
7,518,914
Specialized REITs 3 .1%
Lamar Advertising Co., Class A 44,400 5,405,256
SBA Communications Corp.,
Class A 22,600 4,605,880
10,011,136
Specialty Retail 1 .8%
GCI Liberty, Inc. Escrow*^∞ 32,251 0
Ross Stores, Inc. 38,300 5,793,641
5,793,641
Textiles, Apparel & Luxury Goods 0 .9%
Ralph Lauren Corp., Class A 12,150 2,806,407
Water Utilities 1 .5%
American Water Works Co.,
Inc. 40,300 5,016,947
Total Common Stocks
(cost $291,561,740) 318,032,963
Repurchase Agreements 2 .7%
Principal
Amount ($)
Bank of America NA,
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,000,495,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
2/1/2047 - 1/1/2048; total
market value $2,040,000.
(b)(c) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $6,670,566,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $6,802,269.(b)(c) 6,668,891 6,668,891
Total Repurchase Agreements
(cost $8,668,891) 8,668,891
Total Investments
(cost $300,230,631) — 100.0% 326,701,854
Other assets in excess of liabilities — 0.0%
†
19,803
NET ASSETS — 100.0%
$ 326,721,657
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $32,904,547, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $8,668,891 and by
$25,012,278 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.13%, and maturity dates ranging from 1/7/2025 –
5/15/2054, a total value of $33,681,169.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$8,668,891.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

46 - Statements of Assets and Liabilities - December 31, 2024 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
Assets:
Investment securities, at value
*
$ 459,568,718
Repurchase agreements, at value 9,688,014
Cash 3,188,884
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 65,124
Security lending income receivable 8,191
Receivable for capital shares issued 406,455
Reclaims receivable —
Receivable for reimbursement from investment adviser (Note 3) 10,615
Prepaid expenses 277
Total Assets 472,936,278
Liabilities:
Payable for capital shares redeemed 248,833
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) 9,688,014
Accrued expenses and other payables:
Investment advisory fees 297,030
Fund administration fees 49,425
Distribution fees 24,938
Administrative servicing fees 31,071
Accounting and transfer agent fees 982
Trustee fees 53
Custodian fees 3,260
Compliance program costs (Note 3) 525
Professional fees 8,313
Printing fees 44,839
Recoupment fees (Note 3) —
Other 5,349
Total Liabilities 10,402,632
Commitments and contingencies (Note 3) —
Net Assets $ 462,533,646
* Includes value of securities on loan (Note 2) 74,602,637
Cost of investment securities 346,719,635
Cost of repurchase agreements 9,688,014
Cost of foreign currencies —
Represented by:
Capital $ 349,493,174
Total distributable earnings (loss) 113,040,472
Net Assets $ 462,533,646

Equity Funds (II) - December 31, 2024 - Statements of Assets and Liabilities - 47
NVIT AQR Large
Cap Defensive Style
Fund
NVIT BlackRock
Equity Dividend
Fund
NVIT Calvert Equity
Fund
NVIT Invesco Small
Cap Growth Fund
NVIT Jacobs Levy
Large Cap Core
Fund
$ 663,993,416 $ 510,033,827 $ 99,306,177 $ 176,340,579 $ 247,415,459
23,624,342 562,591 — 7,463,135 3,481,889
11,957,333 18,757,249 2,688,558 5,898,715 930,459
366,839 — — — —
— 80 — — —
957,198 651,475 63,876 41,872 175,090
3,035 3,234 553 3,893 774
57,206 156,191 75,514 192,526 532,757
— 271,160 — — 2,133
— 17,847 — — —
581 628 95 132 233
700,959,950 530,454,282 102,134,773 189,940,852 252,538,794
200,446 124,695 572 131,048 128,664
27,600 — — — —
23,624,342 562,591 — 7,463,135 3,481,889
345,896 289,663 53,232 126,614 118,627
58,305 52,155 34,047 37,530 40,021
22,994 99,273 7,373 17,286 11,035
91,552 71,215 7,866 25,228 26,214
1,398 1,074 274 393 531
36 28 15 2 66
4,832 3,869 761 1,036 1,775
752 593 112 187 276
8,629 9,536 8,627 7,718 7,804
40,478 23,175 40,699 19,750 19,567
— — 7,400 6,900 —
7,237 5,362 1,142 1,397 2,351
24,434,497 1,243,229 162,120 7,838,224 3,838,820
— — — — —
$ 676,525,453 $ 529,211,053 $ 101,972,653 $ 182,102,628 $ 248,699,974
32,442,354 25,693,302 4,660,958 32,681,172 14,779,324
458,119,287 428,324,454 75,542,329 136,979,130 186,245,545
23,624,342 562,591 — 7,463,135 3,481,889
— 101 — — —
$ 416,217,595 $ 426,604,236 $ 74,748,089 $ 129,566,794 $ 158,891,568
260,307,858 102,606,817 27,224,564 52,535,834 89,808,406
$ 676,525,453 $ 529,211,053 $ 101,972,653 $ 182,102,628 $ 248,699,974

48 - Statements of Assets and Liabilities - December 31, 2024 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
Net Assets:
Class I Shares $ 351,464,826
Class II Shares 111,068,820
Class IV Shares —
Total $ 462,533,646
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 47,301,542
Class II Shares 17,346,578
Class IV Shares —
Total 64,648,120
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 7 .43
Class II Shares $ 6 .40
Class IV Shares $ —

Equity Funds (II) - December 31, 2024 - Statements of Assets and Liabilities - 49
NVIT AQR Large
Cap Defensive Style
Fund
NVIT BlackRock
Equity Dividend
Fund
NVIT Calvert Equity
Fund
NVIT Invesco Small
Cap Growth Fund
NVIT Jacobs Levy
Large Cap Core
Fund
$ 420,225,720 $ 54,856,083 $ 7,843,437 $ 95,860,273 $ 198,083,279
104,948,187 455,595,259 94,129,216 86,242,355 50,616,695
151,351,546 18,759,711 — — —
$ 676,525,453 $ 529,211,053 $ 101,972,653 $ 182,102,628 $ 248,699,974
18,266,823 2,712,022 689,087 5,763,042 19,799,628
4,596,137 22,838,695 8,283,449 6,218,809 5,235,667
6,587,066 926,864 — — —
29,450,026 26,477,581 8,972,536 11,981,851 25,035,295
$ 23 .00 $ 20 .23 $ 11 .38 $ 16 .63 $ 10 .00
$ 22 .83 $ 19 .95 $ 11 .36 $ 13 .87 $ 9 .67
$ 22 .98 $ 20 .24 $ — $ — $ —

50 - Statements of Assets and Liabilities - December 31, 2024 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy
Large Cap Growth
Fund
Assets:
Investment securities, at value
*
$ 425,401,822
Repurchase agreements, at value 18,835,843
Cash 10,472,585
Interest and dividends receivable 121,786
Security lending income receivable 3,525
Receivable for investments sold 867,927
Receivable for capital shares issued 202,964
Reclaims receivable —
Swap contracts, at value (Note 2) 615,843
Receivable for variation margin on centrally cleared swap contracts 164,961
Receivable for reimbursement from investment adviser (Note 3) 14,291
Prepaid expenses 395
Total Assets 456,701,942
Liabilities:
Payable for investments purchased 255,684
Payable for capital shares redeemed 399,757
Swap contracts, at value (Note 2) 2,265,531
Payable upon return of securities loaned (Note 2) 18,835,843
Accrued expenses and other payables:
Investment advisory fees 152,566
Fund administration fees 8,370
Distribution fees 64,405
Administrative servicing fees 89,890
Accounting and transfer agent fees 839
Trustee fees 76
Due to broker 5,486
Custodian fees 2,104
Compliance program costs (Note 3) 468
Professional fees 9,067
Printing fees 22,678
Other 16,822
Total Liabilities 22,129,586
Commitments and contingencies (Note 3) —
Net Assets $ 434,572,356
* Includes value of securities on loan (Note 2) 44,859,031
Cost of investment securities 336,811,249
Cost of repurchase agreements 18,835,843
Represented by:
Capital $ 267,750,052
Total distributable earnings (loss) 166,822,304
Net Assets $ 434,572,356

Equity Funds (II) - December 31, 2024 - Statements of Assets and Liabilities - 51
NVIT Multi-Manager
Small Cap Value
Fund
NVIT Multi-Manager
Small Company
Fund
NVIT Real Estate
Fund
NVIT Victory Mid
Cap Value Fund
$ 203,806,435 $ 372,664,732 $ 210,220,559 $ 318,032,963
12,982,805 17,486,793 — 8,668,891
3,241,162 7,489,043 3,618,225 8,380,291
129,237 249,609 626,534 365,637
3,786 6,819 — 3,965
39,226 58,857 — 328,930
256,329 382,376 56,019 293,016
— — — 5,157
— — — —
— — — —
7,697 — — 7,722
162 360 132 240
220,466,839 398,338,589 214,521,469 336,086,812
29,011 15,604 — 263,284
145,412 241,876 82,444 50,468
— — — —
12,982,805 17,486,793 — 8,668,891
160,013 271,439 113,511 204,254
41,443 47,919 38,596 46,013
11,105 19,071 16,586 66,037
34,720 55,809 29,361 12,317
531 814 488 735
93 15 27 82
— — — —
1,526 3,730 1,523 2,322
234 416 245 365
7,938 8,407 7,741 8,301
28,303 61,710 25,312 38,198
2,259 3,844 2,384 3,888
13,445,393 18,217,447 318,218 9,365,155
— — — —
$ 207,021,446 $ 380,121,142 $ 214,203,251 $ 326,721,657
35,760,504 66,193,369 — 32,904,547
176,866,419 309,623,714 157,937,152 291,561,740
12,982,805 17,486,793 — 8,668,891
$ 164,914,443 $ 289,328,364 $ 161,056,238 $ 276,028,754
42,107,003 90,792,778 53,147,013 50,692,903
$ 207,021,446 $ 380,121,142 $ 214,203,251 $ 326,721,657

52 - Statements of Assets and Liabilities - December 31, 2024 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy
Large Cap Growth
Fund
Net Assets:
Class I Shares $ 141,376,536
Class II Shares 293,195,820
Class IV Shares —
Total $ 434,572,356
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 14,450,614
Class II Shares 31,738,983
Class IV Shares —
Total 46,189,597
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 9 .78
Class II Shares $ 9 .24
Class IV Shares $ —

Equity Funds (II) - December 31, 2024 - Statements of Assets and Liabilities - 53
NVIT Multi-Manager
Small Cap Value
Fund
NVIT Multi-Manager
Small Company
Fund
NVIT Real Estate
Fund
NVIT Victory Mid
Cap Value Fund
$ 136,083,610 $ 261,849,666 $ 137,795,396 $ 25,238,685
49,501,101 93,772,463 76,407,855 301,482,972
21,436,735 24,499,013 — —
$ 207,021,446 $ 380,121,142 $ 214,203,251 $ 326,721,657
13,793,308 13,110,172 17,274,913 3,123,340
5,368,916 5,354,308 9,726,346 36,930,453
2,173,471 1,229,013 — —
21,335,695 19,693,493 27,001,259 40,053,793
$ 9 .87 $ 19 .97 $ 7 .98 $ 8 .08
$ 9 .22 $ 17 .51 $ 7 .86 $ 8 .16
$ 9 .86 $ 19 .93 $ — $ —

54 - Statements of Operations - For the Year Ended December 31, 2024 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring
Discovery Fund
INVESTMENT INCOME:
Dividend income $ 1,162,418
Interest income 369,364
Income from securities lending (Note 2) 104,792
Foreign tax withholding (12,892)
Total Income 1,623,682
EXPENSES:
Investment advisory fees 3,470,385
Fund administration fees 168,303
Distribution fees Class II Shares 290,451
Administrative servicing fees Class I Shares 243,320
Administrative servicing fees Class II Shares 81,328
Administrative servicing fees Class IV Shares —
Professional fees 42,785
Printing fees 13,076
Trustee fees 16,772
Custodian fees 13,410
Accounting and transfer agent fees 3,110
Compliance program costs (Note 3) 2,036
Recoupment fees (Note 3) —
Other 8,581
Total expenses before fees waived and expenses reimbursed 4,353,557
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) (134,486)
Expenses reimbursed by adviser (Note 3) (118,489)
Net Expenses 4,100,582
NET INVESTMENT INCOME/(LOSS) (2,476,900)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 66,527,149
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
Net realized gains (losses) 66,527,149
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 14,254,963
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation 14,254,963
Net realized/unrealized gains (losses) 80,782,112
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 78,305,212

Equity Funds (II) - For the Year Ended December 31, 2024 - Statements of Operations - 55
NVIT AQR Large
Cap Defensive Style
Fund
NVIT BlackRock
Equity Dividend
Fund
NVIT Calvert Equity
Fund
NVIT Invesco Small
Cap Growth Fund
NVIT Jacobs Levy
Large Cap Core
Fund
$ 11,748,195 $ 13,728,258 $ 926,515 $ 552,880 $ 2,994,775
642,939 1,100,573 133,590 153,671 69,247
41,981 43,490 7,150 49,438 7,035
— (201,066) — — —
12,433,115 14,671,255 1,067,255 755,989 3,071,057
4,013,401 3,411,919 685,188 1,279,871 1,464,920
225,662 189,162 77,673 91,401 112,958
269,582 1,166,193 243,125 172,751 125,569
641,127 85,776 4,082 125,059 290,890
161,751 699,723 48,624 103,652 —
227,332 29,125 — — —
50,535 50,302 27,763 33,185 31,307
23,353 8,045 6,329 5,419 13,128
24,653 19,517 3,792 5,602 8,839
22,314 17,759 3,638 7,253 8,090
4,402 11,267 4,469 1,324 1,705
2,989 2,368 459 664 1,066
— — 7,400 6,900 —
14,831 11,742 2,049 1,997 4,884
5,681,932 5,702,898 1,114,591 1,835,078 2,063,356
— — (155,600) — —
— — (52,706) (11,277) (134,281)
— (190,756) — — —
5,681,932 5,512,142 906,285 1,823,801 1,929,075
6,751,183 9,159,113 160,970 (1,067,812) 1,141,982
51,849,568 24,499,536 3,625,935 20,568,172 28,597,524
2,121,162 — — — —
— 8,823 — — —
53,970,730 24,508,359 3,625,935 20,568,172 28,597,524
26,883,109 15,881,923 4,921,695 8,436,413 17,489,722
(586,903) — — — —
— (20,877) — — —
26,296,206 15,861,046 4,921,695 8,436,413 17,489,722
80,266,936 40,369,405 8,547,630 29,004,585 46,087,246
$ 87,018,119 $ 49,528,518 $ 8,708,600 $ 27,936,773 $ 47,229,228

56 - Statements of Operations - For the Year Ended December 31, 2024 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy
Large Cap Growth
Fund
INVESTMENT INCOME:
Dividend income $ 2,229,519
Interest income 468,504
Income from securities lending (Note 2) 30,139
Foreign tax withholding (3,132)
Other income —
Total Income 2,725,030
EXPENSES:
Investment advisory fees 1,579,388
Fund administration fees 159,942
Distribution fees Class II Shares 664,630
Administrative servicing fees Class I Shares 322,833
Administrative servicing fees Class II Shares 664,630
Administrative servicing fees Class IV Shares —
Professional fees 45,171
Printing fees 7,738
Trustee fees 14,348
Custodian fees 17,173
Accounting and transfer agent fees 2,695
Compliance program costs (Note 3) 1,719
Other 2,627
Total expenses before fees waived and expenses reimbursed 3,482,894
Investment advisory fees waived (Note 3) —
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) (51,901)
Net Expenses 3,430,993
NET INVESTMENT INCOME/(LOSS) (705,963)
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (Note 9) 61,091,879
Settlement of forward foreign currency contracts (Note 2) —
Foreign currency transactions (Note 2) —
Expiration or closing of swap contracts (Note 2) 21,274,806
Net realized gains (losses) 82,366,685
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 9,286,552
Forward foreign currency contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Swap contracts (Note 2) (2,160,648)
Net change in unrealized appreciation/depreciation 7,125,904
Net realized/unrealized gains (losses) 89,492,589
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 88,786,626

Equity Funds (II) - For the Year Ended December 31, 2024 - Statements of Operations - 57
NVIT Multi-Manager
Small Cap Value
Fund
NVIT Multi-Manager
Small Company
Fund
NVIT Real Estate
Fund
NVIT Victory Mid
Cap Value Fund
$ 3,700,450 $ 6,311,943 $ 5,444,294 $ 6,176,801
189,205 194,377 103,685 405,324
45,463 91,001 — 35,584
(10,929) (19,152) (4,757) (9,150)
— — 26,388 —
3,924,189 6,578,169 5,569,610 6,608,559
1,844,957 3,071,098 1,504,222 2,527,200
109,846 145,038 105,247 140,572
126,697 186,076 189,963 781,736
209,765 391,568 208,357 41,366
76,019 111,647 113,979 31,267
32,414 35,959 — —
35,602 40,280 34,707 39,463
9,109 — 7,860 17,994
7,771 13,076 7,767 12,147
6,950 14,849 7,067 10,754
1,765 2,637 1,565 5,918
926 1,570 942 1,468
3,143 7,417 4,249 4,290
2,464,964 4,021,215 2,185,925 3,614,175
— (94,392) (27,941) (118,585)
— — (173,928) —
(89,070) — — (96,289)
2,375,894 3,926,823 1,984,056 3,399,301
1,548,295 2,651,346 3,585,554 3,209,258
15,971,620 26,298,270 12,195,562 32,649,920
— — — 86,782
— — — 266
— — — —
15,971,620 26,298,270 12,195,562 32,736,968
(4,157,091) 13,702,540 5,999,302 (8,325,920)
— — — 70,460
— — — (1,140)
— — — —
(4,157,091) 13,702,540 5,999,302 (8,256,600)
11,814,529 40,000,810 18,194,864 24,480,368
$ 13,362,824 $ 42,652,156 $ 21,780,418 $ 27,689,626

The accompanying notes are an integral part of these financial statements.
58 - Statements of Changes in Net Assets - December 31, 2024 - Equity Funds (II)
NVIT Allspring Discovery Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income/(loss) $ (2,476,900) $ (1,726,840)
Net realized gains (losses) 66,527,149 (25,446,600)
Net change in unrealized appreciation/depreciation 14,254,963 107,258,173
Change in net assets resulting from operations 78,305,212 80,084,733
Distributions to Shareholders From:
Distributable earnings:
Class I — —
Class II — —
Class IV — —
Change in net assets from shareholder distributions — —
Change in net assets from capital transactions (59,558,408) (42,234,192)
Change in net assets 18,746,804 37,850,541
Net Assets:
Beginning of year 443,786,842 405,936,301
End of year $ 462,533,646 $ 443,786,842
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 2,928,740 $ 2,824,073
Dividends reinvested — —
Cost of shares redeemed (40,203,138) (31,390,001)
Total Class I Shares (37,274,398) (28,565,928)
Class II Shares
Proceeds from shares issued 4,334,275 15,034,533
Dividends reinvested — —
Cost of shares redeemed (26,618,285) (28,702,797)
Total Class II Shares (22,284,010) (13,668,264)
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Change in net assets from capital transactions $ (59,558,408) $ (42,234,192)

Equity Funds (II) - December 31, 2024 - Statements of Changes in Net Assets - 59
NVIT AQR Large Cap Defensive Style Fund NVIT BlackRock Equity Dividend Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 6,751,183 $ 8,706,973 $ 9,159,113 $ 9,277,628
53,970,730 24,979,420 24,508,359 21,233,519
26,296,206 18,057,236 15,861,046 26,971,598
87,018,119 51,743,629 49,528,518 57,482,745
(19,999,551) (45,402,667) (3,159,641) (5,621,163)
(4,783,085) (11,475,799) (25,640,671) (42,974,792)
(7,161,135) (15,574,081) (1,091,824) (1,784,930)
(31,943,771) (72,452,547) (29,892,136) (50,380,885)
(36,209,687) 16,408,200 (21,553,125) 16,440,976
18,864,661 (4,300,718) (1,916,743) 23,542,836
657,660,792 661,961,510 531,127,796 507,584,960
$ 676,525,453 $ 657,660,792 $ 529,211,053 $ 531,127,796
$ 5,516,872 $ 5,329,920 $ 4,985,810 $ 4,893,036
19,999,551 45,402,667 3,159,641 5,621,163
(49,867,970) (44,664,432) (13,321,342) (8,113,224)
(24,351,547) 6,068,155 (5,175,891) 2,400,975
6,447,723 4,381,336 12,777,612 18,045,985
4,783,085 11,475,799 25,640,671 42,974,792
(19,457,118) (13,628,509) (54,146,845) (47,712,848)
(8,226,310) 2,228,626 (15,728,562) 13,307,929
1,652,815 1,728,287 364,210 449,957
7,161,135 15,574,081 1,091,824 1,784,930
(12,445,780) (9,190,949) (2,104,706) (1,502,815)
(3,631,830) 8,111,419 (648,672) 732,072
$ (36,209,687) $ 16,408,200 $ (21,553,125) $ 16,440,976

The accompanying notes are an integral part of these financial statements.
60 - Statements of Changes in Net Assets - December 31, 2024 - Equity Funds (II)
NVIT Allspring Discovery Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 409,129 489,926
Reinvested — —
Redeemed (5,758,310) (5,436,880)
Total Class I Shares (5,349,181) (4,946,954)
Class II Shares
Issued 765,245 3,091,576
Reinvested — —
Redeemed (4,416,312) (5,713,362)
Total Class II Shares (3,651,067) (2,621,786)
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Total change in shares (9,000,248) (7,568,740)

Equity Funds (II) - December 31, 2024 - Statements of Changes in Net Assets - 61
NVIT AQR Large Cap Defensive Style Fund NVIT BlackRock Equity Dividend Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
237,928 242,217 239,198 248,743
852,137 2,197,627 151,322 302,377
(2,170,147) (2,046,187) (642,836) (418,672)
(1,080,082) 393,657 (252,316) 132,448
283,720 199,229 621,541 942,680
205,853 560,423 1,247,120 2,344,714
(851,570) (631,584) (2,656,364) (2,452,157)
(361,997) 128,068 (787,703) 835,237
69,987 78,554 17,790 23,047
305,498 754,587 52,273 95,962
(540,926) (419,904) (100,564) (76,974)
(165,441) 413,237 (30,501) 42,035
(1,607,520) 934,962 (1,070,520) 1,009,720

The accompanying notes are an integral part of these financial statements.
62 - Statements of Changes in Net Assets - December 31, 2024 - Equity Funds (II)
NVIT Calvert Equity Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income/(loss) $ 160,970 $ 343,056
Net realized gains 3,625,935 13,930,203
Net change in unrealized appreciation/depreciation 4,921,695 4,645,025
Change in net assets resulting from operations 8,708,600 18,918,284
Distributions to Shareholders From:
Distributable earnings:
Class I (1,184,637) (867,201)
Class II (12,864,163) (10,981,987)
Change in net assets from shareholder distributions (14,048,800) (11,849,188)
Change in net assets from capital transactions 1,911,749 2,217,994
Change in net assets (3,428,451) 9,287,090
Net Assets:
Beginning of year 105,401,104 96,114,014
End of year $ 101,972,653 $ 105,401,104
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,684,014 $ 1,892,921
Dividends reinvested 1,184,637 867,201
Cost of shares redeemed (2,351,042) (2,025,698)
Total Class I Shares 517,609 734,424
Class II Shares
Proceeds from shares issued 1,612,149 2,383,856
Dividends reinvested 12,864,163 10,981,987
Cost of shares redeemed (13,082,172) (11,882,273)
Total Class II Shares 1,394,140 1,483,570
Change in net assets from capital transactions $ 1,911,749 $ 2,217,994
SHARE TRANSACTIONS:
Class I Shares
Issued 133,759 158,400
Reinvested 102,179 77,394
Redeemed (194,449) (169,667)
Total Class I Shares 41,489 66,127
Class II Shares
Issued 130,453 208,863
Reinvested 1,112,586 981,241
Redeemed (1,074,045) (1,004,192)
Total Class II Shares 168,994 185,912
Total change in shares 210,483 252,039

Equity Funds (II) - December 31, 2024 - Statements of Changes in Net Assets - 63
NVIT Invesco Small Cap Growth Fund NVIT Jacobs Levy Large Cap Core Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ (1,067,812) $ (657,688) $ 1,141,982 $ 1,036,529
20,568,172 5,975,968 28,597,524 81,781,913
8,436,413 14,834,375 17,489,722 (37,071,037)
27,936,773 20,152,655 47,229,228 45,747,405
— — (65,779,051) (13,324,860)
— — (17,037,463) (3,586,192)
— — (82,816,514) (16,911,052)
18,309,782 1,289,285 52,963,518 (6,065,246)
46,246,555 21,441,940 17,376,232 22,771,107
135,856,073 114,414,133 231,323,742 208,552,635
$ 182,102,628 $ 135,856,073 $ 248,699,974 $ 231,323,742
$ 23,613,321 $ 9,995,677 $ 1,820,685 $ 1,058,932
— — 65,779,051 13,324,860
(17,758,455) (11,040,750) (23,925,741) (17,294,117)
5,854,866 (1,045,073) 43,673,995 (2,910,325)
38,741,409 22,990,285 2,693,204 1,854,683
— — 17,037,463 3,586,192
(26,286,493) (20,655,927) (10,441,144) (8,595,796)
12,454,916 2,334,358 9,289,523 (3,154,921)
$ 18,309,782 $ 1,289,285 $ 52,963,518 $ (6,065,246)
1,458,394 788,241 163,031 91,221
— — 7,124,500 1,144,379
(1,144,551) (874,319) (1,998,209) (1,471,188)
313,843 (86,078) 5,289,322 (235,588)
2,898,181 2,224,609 235,573 161,327
— — 1,910,140 315,225
(2,004,034) (1,980,560) (863,938) (733,588)
894,147 244,049 1,281,775 (257,036)
1,207,990 157,971 6,571,097 (492,624)

The accompanying notes are an integral part of these financial statements.
64 - Statements of Changes in Net Assets - December 31, 2024 - Equity Funds (II)
NVIT Jacobs Levy Large Cap Growth Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income/(loss) $ (705,963) $ (476,607)
Net realized gains 82,366,685 32,853,905
Net change in unrealized appreciation/depreciation 7,125,904 50,574,048
Change in net assets resulting from operations 88,786,626 82,951,346
Distributions to Shareholders From:
Distributable earnings:
Class I (10,972,423) (9,765,131)
Class II (22,530,388) (20,095,670)
Class IV — —
Change in net assets from shareholder distributions (33,502,811) (29,860,801)
Change in net assets from capital transactions 38,502,502 59,445,807
Change in net assets 93,786,317 112,536,352
Net Assets:
Beginning of year 340,786,039 228,249,687
End of year $ 434,572,356 $ 340,786,039
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 24,941,926 $ 16,576,581
Dividends reinvested 10,972,423 9,765,131
Cost of shares redeemed (21,147,182) (15,247,086)
Total Class I Shares 14,767,167 11,094,626
Class II Shares
Proceeds from shares issued 70,817,588 71,238,932
Dividends reinvested 22,530,388 20,095,670
Cost of shares redeemed (69,612,641) (42,983,421)
Total Class II Shares 23,735,335 48,351,181
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Change in net assets from capital transactions $ 38,502,502 $ 59,445,807

Equity Funds (II) - December 31, 2024 - Statements of Changes in Net Assets - 65
NVIT Multi-Manager Small Cap Value Fund NVIT Multi-Manager Small Company Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 1,548,295 $ 664,494 $ 2,651,346 $ 1,414,921
15,971,620 1,672,216 26,298,270 10,702,722
(4,157,091) 30,586,252 13,702,540 32,732,644
13,362,824 32,922,962 42,652,156 44,850,287
(2,259,062) (6,970,539) (7,792,904) (2,662,953)
(818,478) (2,581,019) (2,350,271) (685,341)
(349,765) (1,075,213) (722,043) (237,351)
(3,427,305) (10,626,771) (10,865,218) (3,585,645)
(19,840,155) (6,595,496) (6,048,921) (38,808,871)
(9,904,636) 15,700,695 25,738,017 2,455,771
216,926,082 201,225,387 354,383,125 351,927,354
$ 207,021,446 $ 216,926,082 $ 380,121,142 $ 354,383,125
$ 5,686,534 $ 4,999,108 $ 12,822,688 $ 9,366,395
2,259,062 6,970,539 7,792,904 2,662,953
(21,283,737) (15,537,094) (41,420,053) (45,111,427)
(13,338,141) (3,567,447) (20,804,461) (33,082,079)
8,154,267 5,273,990 44,743,625 11,371,981
818,478 2,581,019 2,350,271 685,341
(14,062,608) (10,591,770) (31,434,116) (16,679,246)
(5,089,863) (2,736,761) 15,659,780 (4,621,924)
536,069 299,033 2,147,540 1,160,059
349,765 1,075,213 722,043 237,351
(2,297,985) (1,665,534) (3,773,823) (2,502,278)
(1,412,151) (291,288) (904,240) (1,104,868)
$ (19,840,155) $ (6,595,496) $ (6,048,921) $ (38,808,871)

The accompanying notes are an integral part of these financial statements.
66 - Statements of Changes in Net Assets - December 31, 2024 - Equity Funds (II)
NVIT Jacobs Levy Large Cap Growth Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 2,657,262 2,070,924
Reinvested 1,278,837 1,250,337
Redeemed (2,235,243) (1,934,248)
Total Class I Shares 1,700,856 1,387,013
Class II Shares
Issued 7,980,370 9,430,908
Reinvested 2,778,100 2,708,311
Redeemed (7,819,148) (5,667,727)
Total Class II Shares 2,939,322 6,471,492
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Total change in shares 4,640,178 7,858,505

Equity Funds (II) - December 31, 2024 - Statements of Changes in Net Assets - 67
NVIT Multi-Manager Small Cap Value Fund NVIT Multi-Manager Small Company Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
583,749 564,862 656,692 564,805
234,551 822,925 416,973 158,861
(2,202,181) (1,758,373) (2,143,164) (2,730,437)
(1,383,881) (370,586) (1,069,499) (2,006,771)
884,415 632,394 2,544,496 793,802
91,552 325,937 144,188 46,479
(1,517,325) (1,290,019) (1,869,124) (1,114,264)
(541,358) (331,688) 819,560 (273,983)
55,289 33,895 106,161 68,699
36,313 126,948 38,708 14,187
(237,055) (190,105) (195,083) (153,120)
(145,453) (29,262) (50,214) (70,234)
(2,070,692) (731,536) (300,153) (2,350,988)

The accompanying notes are an integral part of these financial statements.
68 - Statements of Changes in Net Assets - December 31, 2024 - Equity Funds (II)
NVIT Real Estate Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 3,585,554 $ 4,336,642
Net realized gains (losses) 12,195,562 (8,020,334)
Net change in unrealized appreciation/depreciation 5,999,302 28,969,872
Change in net assets resulting from operations 21,780,418 25,286,180
Distributions to Shareholders From:
Distributable earnings:
Class I (3,268,436) (6,067,833)
Class II (1,640,516) (3,237,978)
Change in net assets from shareholder distributions (4,908,952) (9,305,811)
Change in net assets from capital transactions (18,794,225) (12,452,932)
Change in net assets (1,922,759) 3,527,437
Net Assets:
Beginning of year 216,126,010 212,598,573
End of year $ 214,203,251 $ 216,126,010
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 4,629,115 $ 6,073,562
Dividends reinvested 3,268,436 6,067,833
Cost of shares redeemed (20,157,592) (19,577,551)
Total Class I Shares (12,260,041) (7,436,156)
Class II Shares
Proceeds from shares issued 6,693,057 5,429,978
Dividends reinvested 1,640,516 3,237,978
Cost of shares redeemed (14,867,757) (13,684,732)
Total Class II Shares (6,534,184) (5,016,776)
Change in net assets from capital transactions $ (18,794,225) $ (12,452,932)
SHARE TRANSACTIONS:
Class I Shares
Issued 617,645 868,235
Reinvested 388,984 872,923
Redeemed (2,586,185) (2,817,623)
Total Class I Shares (1,579,556) (1,076,465)
Class II Shares
Issued 849,271 803,086
Reinvested 198,205 473,137
Redeemed (1,948,807) (1,977,264)
Total Class II Shares (901,331) (701,041)
Total change in shares (2,480,887) (1,777,506)

Equity Funds (II) - December 31, 2024 - Statements of Changes in Net Assets - 69
NVIT Victory Mid Cap Value Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 3,209,258 $ 4,188,250
32,736,968 5,913,897
(8,256,600) 17,831,192
27,689,626 27,933,339
(719,604) (3,908,538)
(8,523,256) (49,923,138)
(9,242,860) (53,831,676)
(28,777,438) 12,778,140
(10,330,672) (13,120,197)
337,052,329 350,172,526
$ 326,721,657 $ 337,052,329
$ 5,181,877 $ 6,612,102
719,604 3,908,538
(6,161,985) (8,991,972)
(260,504) 1,528,668
4,465,858 4,380,151
8,523,256 49,923,138
(41,506,048) (43,053,817)
(28,516,934) 11,249,472
$ (28,777,438) $ 12,778,140
632,078 805,417
87,308 537,726
(771,707) (1,081,566)
(52,321) 261,577
546,943 532,010
1,025,453 6,803,350
(5,080,153) (5,218,085)
(3,507,757) 2,117,275
(3,560,078) 2,378,852

70 - Financial Highlights - December 31, 2024 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Allspring Discovery Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2024 $ 6.27 $ (0.03) $ 1.19 $ 1.16 $ — $ — $ — $ 7.43 18.50% $ 351,465 0.82% (0.47)% 0.88% 62.68%
12/31/2023 5.20 (0.02) 1.09 1.07 — — — 6.27 20.58% 330,070 0.82% (0.34)% 0.87% 53.01%
12/31/2022 11.56 (0.04) (4.12) (4.16) — (2.20) (2.20) 5.20 (37.61)% 299,552 0.82% (0.59)% 0.89% 52.92%
12/31/2021 13.85 (0.09) (0.35) (0.44) (0.02) (1.83) (1.85) 11.56 (4.70)% 524,188 0.82% (0.71)% 0.88% 56.85%
12/31/2020 9.91 (0.06) 5.62 5.56 — (1.62) (1.62) 13.85 60.90% 600,572 0.82% (0.57)% 0.89% 86.95%
Class II Shares
12/31/2024 5.42 (0.04) 1.02 0.98 — — — 6.40 18.08% 111,069 1.07% (0.72)% 1.13% 62.68%
12/31/2023 4.50 (0.03) 0.95 0.92 — — — 5.42 20.44% 113,717 1.07% (0.59)% 1.12% 53.01%
12/31/2022 10.47 (0.05) (3.72) (3.77) — (2.20) (2.20) 4.50 (37.82)% 106,384 1.07% (0.84)% 1.15% 52.92%
12/31/2021 12.72 (0.12) (0.30) (0.42) — (1.83) (1.83) 10.47 (4.93)% 168,596 1.07% (0.96)% 1.13% 56.85%
12/31/2020 9.23 (0.08) 5.19 5.11 — (1.62) (1.62) 12.72 60.50% 185,865 1.07% (0.82)% 1.14% 86.95%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - December 31, 2024 - Financial Highlights - 71
The accompanying notes are an integral part of these financial statements.
NVIT AQR Large Cap Defensive Style Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
12/31/2024 $ 21.20 $ 0.24 $ 2.67 $ 2.91 $ (0.25) $ (0.86) $ (1.11) $ 23.00 13.66% $ 420,226 0.79% 1.02% 0.79% 19.96%
12/31/2023 22.00 0.30 1.42 1.72 (0.28) (2.24) (2.52) 21.20 8.27% 410,239 0.79% 1.37% 0.79% 20.34%
12/31/2022 27.22 0.28 (2.63) (2.35) (0.27) (2.60) (2.87) 22.00 (8.44)% 416,998 0.79% 1.16% 0.79% 25.96%
12/31/2021 23.53 0.20 4.90 5.10 (0.20) (1.21) (1.41) 27.22 21.88% 502,466 0.80% 0.79% 0.80% 17.86%
12/31/2020 23.17 0.24 2.06 2.30 (0.25) (1.69) (1.94) 23.53 10.35% 462,718 0.80% 1.06% 0.80% 27.72%
Class II Shares
12/31/2024 21.06 0.18 2.64 2.82 (0.19) (0.86) (1.05) 22.83 13.33% 104,948 1.04% 0.77% 1.04% 19.96%
12/31/2023 21.87 0.24 1.42 1.66 (0.23) (2.24) (2.47) 21.06 8.03% 104,400 1.04% 1.12% 1.04% 20.34%
12/31/2022 27.08 0.22 (2.62) (2.40) (0.21) (2.60) (2.81) 21.87 (8.66)% 105,627 1.04% 0.91% 1.04% 25.96%
12/31/2021 23.42 0.14 4.86 5.00 (0.13) (1.21) (1.34) 27.08 21.57% 128,404 1.05% 0.54% 1.05% 17.86%
12/31/2020 23.08 0.18 2.05 2.23 (0.20) (1.69) (1.89) 23.42 10.05% 111,293 1.05% 0.82% 1.05% 27.72%
Class IV Shares
12/31/2024 21.18 0.24 2.67 2.91 (0.25) (0.86) (1.11) 22.98 13.67% 151,352 0.79% 1.02% 0.79% 19.96%
12/31/2023 21.98 0.30 1.42 1.72 (0.28) (2.24) (2.52) 21.18 8.29% 143,021 0.79% 1.37% 0.79% 20.34%
12/31/2022 27.20 0.28 (2.63) (2.35) (0.27) (2.60) (2.87) 21.98 (8.45)% 139,336 0.79% 1.17% 0.79% 25.96%
12/31/2021 23.51 0.20 4.90 5.10 (0.20) (1.21) (1.41) 27.20 21.90% 160,843 0.80% 0.79% 0.80% 17.86%
12/31/2020 23.16 0.24 2.05 2.29 (0.25) (1.69) (1.94) 23.51 10.32% 141,910 0.80% 1.06% 0.80% 27.72%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

72 - Financial Highlights - December 31, 2024 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT BlackRock Equity Dividend Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2024 $ 19.49 $ 0.39 $ 1.55 $ 1.94 $ (0.36) $ (0.84) $ (1.20) $ 20.23 9.86% $ 54,856 0.80% 1.89% 0.84% 50.55%
12/31/2023 19.32 0.40 1.78 2.18 (0.35) (1.66) (2.01) 19.49 11.99% 57,789 0.80% 2.05% 0.84% 41.27%
12/31/2022 22.79 0.36 (1.32) (0.96) (0.30) (2.21) (2.51) 19.32 (3.99)% 54,699 0.80% 1.67% 0.84% 52.53%
12/31/2021 19.39 0.32 3.60 3.92 (0.29) (0.23) (0.52) 22.79 20.29% 59,202 0.80% 1.46% 0.85% 49.65%
12/31/2020 19.90 0.35 0.25 0.60 (0.31) (0.80) (1.11) 19.39 3.63% 52,262 0.80% 1.96% 0.87% 47.27%
Class II Shares
12/31/2024 19.24 0.34 1.52 1.86 (0.31) (0.84) (1.15) 19.95 9.57% 455,595 1.05% 1.65% 1.09% 50.55%
12/31/2023 19.09 0.35 1.77 2.12 (0.31) (1.66) (1.97) 19.24 11.77% 454,664 1.05% 1.80% 1.09% 41.27%
12/31/2022 22.57 0.30 (1.32) (1.02) (0.25) (2.21) (2.46) 19.09 (4.29)% 435,196 1.05% 1.42% 1.09% 52.53%
12/31/2021 19.21 0.26 3.57 3.83 (0.24) (0.23) (0.47) 22.57 20.00% 461,237 1.05% 1.21% 1.10% 49.65%
12/31/2020 19.74 0.30 0.24 0.54 (0.27) (0.80) (1.07) 19.21 3.35% 373,700 1.05% 1.70% 1.12% 47.27%
Class IV Shares
12/31/2024 19.51 0.40 1.53 1.93 (0.36) (0.84) (1.20) 20.24 9.79% 18,760 0.80% 1.90% 0.84% 50.55%
12/31/2023 19.33 0.40 1.79 2.19 (0.35) (1.66) (2.01) 19.51 12.04% 18,675 0.80% 2.05% 0.84% 41.27%
12/31/2022 22.80 0.36 (1.32) (0.96) (0.30) (2.21) (2.51) 19.33 (3.99)% 17,690 0.80% 1.67% 0.84% 52.53%
12/31/2021 19.40 0.32 3.60 3.92 (0.29) (0.23) (0.52) 22.80 20.28% 20,018 0.80% 1.46% 0.85% 49.65%
12/31/2020 19.91 0.35 0.25 0.60 (0.31) (0.80) (1.11) 19.40 3.63% 18,394 0.80% 1.95% 0.87% 47.27%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (I) - December 31, 2024 - Financial Highlights - 73
The accompanying notes are an integral part of these financial statements.
NVIT Calvert Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2024 $ 12.04 $ 0.03 $ 1.04 $ 1.07 $ (0.03) $ (1.70) $ (1.73) $ 11.38 8.63% $ 7,843 0.78% 0.23% 0.83% 8.36%
12/31/2023 11.31 0.04 2.18 2.22 (0.04) (1.45) (1.49) 12.04 20.59% 7,800 0.85% 0.36% 0.91% 92.57%
12/31/2022 15.84 0.06 (3.64) (3.58) (0.06) (0.89) (0.95) 11.31 (22.92)% 6,576 0.86% 0.49% 0.92% 30.18%
12/31/2021 14.08 0.04 3.65 3.69 (0.05) (1.88) (1.93) 15.84 26.81% 9,380 0.87% 0.28% 0.94% 17.60%
12/31/2020 13.36 0.11 1.59 1.70 (0.10) (0.88) (0.98) 14.08 13.36% 8,556 0.87% 0.83% 0.94% 105.33%
Class II Shares
12/31/2024 12.03 0.02 1.03 1.05 (0.02) (1.70) (1.72) 11.36 8.47% 94,129 0.87% 0.15% 1.08% 8.36%
12/31/2023 11.29 0.04 2.18 2.22 (0.03) (1.45) (1.48) 12.03 20.68% 97,601 0.87% 0.34% 1.09% 92.57%
12/31/2022 15.82 0.06 (3.64) (3.58) (0.06) (0.89) (0.95) 11.29 (22.95)% 89,538 0.87% 0.49% 1.09% 30.18%
12/31/2021 14.07 0.04 3.64 3.68 (0.05) (1.88) (1.93) 15.82 26.76% 132,963 0.87% 0.27% 1.10% 17.60%
12/31/2020 13.35 0.10 1.60 1.70 (0.10) (0.88) (0.98) 14.07 13.34% 108,906 0.89% 0.81% 1.12% 105.33%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

74 - Financial Highlights - December 31, 2024 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Invesco Small Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class I Shares
12/31/2024 $ 13.72 $ (0.09) $ 3.00 $ 2.91 $ — $ — $ — $ 16.63 21.21% $ 95,860 1.08% (0.59)% 1.09% 116.42%
12/31/2023 11.68 (0.05) 2.09 2.04 — — — 13.72 17.47% 74,780 1.09% (0.43)% 1.09% 90.98%
12/31/2022 19.86 (0.07) (5.83) (5.90) — (2.28) (2.28) 11.68 (30.33)%(h) 64,673 1.09% (0.49)% 1.11% 77.32%
12/31/2021 19.65 (0.13) 2.16 2.03 — (1.82) (1.82) 19.86 10.25%(h) 96,458 1.09% (0.64)% 1.12% 61.82%
12/31/2020 15.98 (0.11) 6.03 5.92 — (2.25) (2.25) 19.65 40.89% 96,535 1.09% (0.65)% 1.15% 72.58%
Class II Shares
12/31/2024 11.47 (0.11) 2.51 2.40 — — — 13.87 20.92% 86,242 1.33% (0.83)% 1.34% 116.42%
12/31/2023 9.79 (0.07) 1.75 1.68 — — — 11.47 17.16% 61,076 1.34% (0.67)% 1.34% 90.98%
12/31/2022 17.19 (0.09) (5.03) (5.12) — (2.28) (2.28) 9.79 (30.51)% 49,741 1.34% (0.73)% 1.36% 77.32%
12/31/2021 17.26 (0.16) 1.91 1.75 — (1.82) (1.82) 17.19 10.05% 66,855 1.34% (0.89)% 1.37% 61.82%
12/31/2020 14.32 (0.13) 5.32 5.19 — (2.25) (2.25) 17.26 40.51% 55,653 1.34% (0.90)% 1.40% 72.58%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(h) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (II) - December 31, 2024 - Financial Highlights - 75
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy Large Cap Core Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2024 $ 12.59 $ 0.06 $ 2.22 $ 2.28 $ (0.04) $ (4.83) $ (4.87) $ 10.00 21.48% $ 198,083 0.77% 0.49% 0.82% 66.02%
12/31/2023 11.05 0.06 2.44 2.50 (0.06) (0.90) (0.96) 12.59 23.39% 182,646 0.79% 0.50% 0.84% 166.06%
12/31/2022 15.15 0.05 (2.64) (2.59) (0.05) (1.46) (1.51) 11.05 (17.06)% 162,956 0.83% 0.41% 0.83% 10.20%
12/31/2021 12.24 0.04 3.19 3.23 (0.04) (0.28) (0.32) 15.15 26.57% 216,356 0.84% 0.30% 0.84% 12.58%
12/31/2020 11.78 0.04 1.43 1.47 (0.05) (0.96) (1.01) 12.24 13.55% 187,758 0.85% 0.41% 0.85% 22.11%
Class II Shares
12/31/2024 12.31 0.05 2.17 2.22 (0.03) (4.83) (4.86) 9.67 21.48% 50,617 0.87% 0.39% 0.92% 66.02%
12/31/2023 10.83 0.05 2.38 2.43 (0.05) (0.90) (0.95) 12.31 23.20% 48,678 0.89% 0.40% 0.94% 166.06%
12/31/2022 14.88 0.04 (2.59) (2.55) (0.04) (1.46) (1.50) 10.83 (17.11)% 45,596 0.93% 0.32% 0.93% 10.20%
12/31/2021 12.03 0.03 3.13 3.16 (0.03) (0.28) (0.31) 14.88 26.42% 57,249 0.94% 0.20% 0.94% 12.58%
12/31/2020 11.60 0.03 1.40 1.43 (0.04) (0.96) (1.00) 12.03 13.40% 48,964 0.95% 0.31% 0.95% 22.11%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

76 - Financial Highlights - December 31, 2024 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Jacobs Levy Large Cap Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2024 $ 8.50 $ — $ 2.10 $ 2.10 $ (0.08) $ (0.74) $ (0.82) $ 9.78 26.06% $ 141,377 0.70% (0.04)% 0.71% 100.08%
12/31/2023 6.97 — 2.39 2.39 (0.44) (0.42) (0.86) 8.50 35.36%   108,357 0.81%   (0.01)%   0.87%   106.31%
12/31/2022 10.48 — (1.20) (1.20) (0.50) (1.81) (2.31) 6.97 (12.49)% 79,244 0.81% 0.03% 0.88% 136.52%
12/31/2021 8.94 (0.01) 3.42 3.41 — (1.87) (1.87) 10.48 40.45% 93,990 0.81% (0.11)% 0.90% 107.88%
12/31/2020 12.40 0.01 3.09 3.10 — (6.56) (6.56) 8.94 30.09% 73,693 0.81% 0.07% 0.94% 187.56%
Class II Shares
12/31/2024 8.07 (0.02) 1.99 1.97 (0.06) (0.74) (0.80) 9.24 25.86% 293,196 0.95% (0.25)% 0.96% 100.08%
12/31/2023 6.67 (0.02) 2.28 2.26 (0.44) (0.42) (0.86) 8.07 34.99% 232,429 1.06% (0.26)% 1.12% 106.31%
12/31/2022 10.11 (0.02) (1.15) (1.17) (0.46) (1.81) (2.27) 6.67 (12.64)% 149,006 1.06% (0.23)% 1.14% 136.52%
12/31/2021 8.70 (0.03) 3.31 3.28 — (1.87) (1.87) 10.11 40.03%(g) 187,861 1.06% (0.36)% 1.15% 107.88%
12/31/2020 12.24 (0.02) 3.04 3.02 — (6.56) (6.56) 8.70 29.77%(g) 139,637 1.06% (0.18)% 1.19% 187.56%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Equity Funds (II) - December 31, 2024 - Financial Highlights - 77
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Cap Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2024 $ 9.42 $ 0.08 $ 0.53 $ 0.61 $ (0.07) $ (0.09) $ (0.16) $ 9.87 6.53% $ 136,084 1.06% 0.79% 1.10% 40.66%
12/31/2023 8.47 0.03 1.40 1.43 (0.04) (0.44) (0.48) 9.42 17.45% 142,939 1.06% 0.39% 1.10% 54.06%
12/31/2022 11.58 0.04 (1.52) (1.48) (0.03) (1.60) (1.63) 8.47 (12.91)% 131,645 1.06% 0.35% 1.11% 52.48%
12/31/2021 8.77 (0.01) 2.82 2.81 — — — 11.58 32.04% 165,179 1.06% (0.06)% 1.13% 60.03%
12/31/2020 8.39 (0.01) 0.44 0.43 (0.01) (0.04) (0.05) 8.77 5.15% 134,656 1.06% (0.09)% 1.15% 49.77%
Class II Shares
12/31/2024 8.82 0.05 0.50 0.55 (0.06) (0.09) (0.15) 9.22 6.30% 49,501 1.31% 0.54% 1.35% 40.66%
12/31/2023 7.96 0.01 1.31 1.32 (0.02) (0.44) (0.46) 8.82 17.15% 52,154 1.31% 0.14% 1.35% 54.06%
12/31/2022 11.00 0.01 (1.44) (1.43) (0.01) (1.60) (1.61) 7.96 (13.16)% 49,703 1.31% 0.11% 1.36% 52.48%
12/31/2021 8.36 (0.03) 2.67 2.64 — — — 11.00 31.58% 60,496 1.31% (0.30)% 1.38% 60.03%
12/31/2020 8.01 (0.02) 0.41 0.39 — (0.04) (0.04) 8.36 4.95% 42,278 1.31% (0.34)% 1.40% 49.77%
Class IV Shares
12/31/2024 9.42 0.08 0.52 0.60 (0.07) (0.09) (0.16) 9.86 6.43% 21,437 1.06% 0.79% 1.10% 40.66%
12/31/2023 8.46 0.03 1.41 1.44 (0.04) (0.44) (0.48) 9.42 17.59% 21,833 1.06% 0.39% 1.10% 54.06%
12/31/2022 11.57 0.04 (1.52) (1.48) (0.03) (1.60) (1.63) 8.46 (12.94)% 19,877 1.06% 0.36% 1.11% 52.48%
12/31/2021 8.77 (0.01) 2.81 2.80 — — — 11.57 31.93% 24,718 1.06% (0.06)% 1.13% 60.03%
12/31/2020 8.39 (0.01) 0.44 0.43 (0.01) (0.04) (0.05) 8.77 5.15% 20,289 1.06% (0.09)% 1.15% 49.77%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

78 - Financial Highlights - December 31, 2024 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Multi-Manager Small Company Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2024 $ 18.22 $ 0.15 $ 2.19 $ 2.34 $ (0.02) $ (0.57) $ (0.59) $ 19.97 13.08% $ 261,850 1.04% 0.78% 1.07% 69.07%
12/31/2023 16.16 0.08 2.17 2.25 (0.09) (0.10) (0.19) 18.22 13.99% 258,290 1.04% 0.47% 1.06% 80.61%
12/31/2022 25.89 0.10 (4.82) (4.72) (0.08) (4.93) (5.01) 16.16 (18.77)% 261,535 1.05% 0.48% 1.07% 74.80%
12/31/2021 19.99 (0.02) 6.17 6.15 — (0.25) (0.25) 25.89 30.84% 350,780 1.06% (0.07)% 1.08% 74.63%
12/31/2020 17.02 (0.01) 3.67 3.66 — (0.69) (0.69) 19.99 22.69% 263,798 1.09% (0.08)% 1.11% 64.45%
Class II Shares
12/31/2024 16.06 0.10 1.92 2.02 — (0.57) (0.57) 17.51 12.84% 93,772 1.29% 0.57% 1.32% 69.07%
12/31/2023 14.27 0.03 1.91 1.94 (0.05) (0.10) (0.15) 16.06 13.69% 72,835 1.29% 0.21% 1.31% 80.61%
12/31/2022 23.58 0.04 (4.37) (4.33) (0.05) (4.93) (4.98) 14.27 (18.98)% 68,627 1.30% 0.23% 1.32% 74.80%
12/31/2021 18.27 (0.07) 5.63 5.56 — (0.25) (0.25) 23.58 30.51% 78,214 1.31% (0.31)% 1.33% 74.63%
12/31/2020 15.66 (0.05) 3.35 3.30 — (0.69) (0.69) 18.27 22.36% 50,740 1.34% (0.33)% 1.36% 64.45%
Class IV Shares
12/31/2024 18.18 0.15 2.19 2.34 (0.02) (0.57) (0.59) 19.93 13.12% 24,499 1.04% 0.80% 1.07% 69.07%
12/31/2023 16.13 0.08 2.16 2.24 (0.09) (0.10) (0.19) 18.18 13.96% 23,259 1.04% 0.47% 1.06% 80.61%
12/31/2022 25.85 0.10 (4.81) (4.71) (0.08) (4.93) (5.01) 16.13 (18.76)% 21,765 1.05% 0.48% 1.07% 74.80%
12/31/2021 19.97 (0.02) 6.15 6.13 — (0.25) (0.25) 25.85 30.77% 28,226 1.06% (0.08)% 1.08% 74.63%
12/31/2020 17.00 (0.01) 3.67 3.66 — (0.69) (0.69) 19.97 22.72% 23,965 1.09% (0.08)% 1.11% 64.45%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - December 31, 2024 - Financial Highlights - 79
The accompanying notes are an integral part of these financial statements.
NVIT Real Estate Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2024 $ 7.37 $ 0.14 $ 0.66 $ 0.80 $ (0.19) $ — $ (0.19) $ 7.98 10.72% $ 137,795 0.83% 1.75% 0.93% 70.65%
12/31/2023 6.84 0.15 0.70 0.85 (0.16) (0.16) (0.32) 7.37 12.88% 138,949 0.84% 2.16% 0.93% 107.42%
12/31/2022 10.55 0.15 (3.09) (2.94) (0.13) (0.64) (0.77) 6.84 (28.52)% 136,237 0.84% 1.83% 0.93% 92.95%
12/31/2021 7.26 0.07 3.32 3.39 (0.10) — (0.10) 10.55 46.75% 202,790 0.85% 0.82% 0.94% 65.02%
12/31/2020 7.83 0.10 (0.53) (0.43) (0.11) (0.03) (0.14) 7.26 (5.39)% 150,351 0.85% 1.39% 0.94% 72.49%
Class II Shares
12/31/2024 7.26 0.11 0.66 0.77 (0.17) — (0.17) 7.86 10.49% 76,408 1.08% 1.52% 1.18% 70.65%
12/31/2023 6.74 0.13 0.70 0.83 (0.15) (0.16) (0.31) 7.26 12.64% 77,177 1.09% 1.92% 1.18% 107.42%
12/31/2022 10.41 0.13 (3.06) (2.93) (0.10) (0.64) (0.74) 6.74 (28.72)% 76,361 1.09% 1.54% 1.18% 92.95%
12/31/2021 7.17 0.05 3.27 3.32 (0.08) — (0.08) 10.41 46.33% 118,765 1.10% 0.57% 1.19% 65.02%
12/31/2020 7.74 0.08 (0.53) (0.45) (0.09) (0.03) (0.12) 7.17 (5.70)% 83,147 1.10% 1.13% 1.19% 72.49%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

80 - Financial Highlights - December 31, 2024 - Equity Funds (II)
The accompanying notes are an integral part of these financial statements.
NVIT Victory Mid Cap Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2024 $ 7.66 $ 0.08 $ 0.58 $ 0.66 $ (0.09) $ (0.15) $ (0.24) $ 8.08 8.54% $ 25,239 0.92% 1.04% 0.99% 88.43%
12/31/2023 8.43 0.11 0.54 0.65 (0.13) (1.29) (1.42) 7.66 8.82% 24,318 0.93% 1.33% 0.99% 36.55%
12/31/2022 9.52 0.13 (0.39) (0.26) (0.13) (0.70) (0.83) 8.43 (2.59)% 24,558 0.93% 1.44% 0.99% 93.03%
12/31/2021 7.73 0.07 1.80 1.87 (0.08) — (0.08) 9.52 24.20% 22,901 0.93% 0.84% 1.00% 56.28%
12/31/2020 7.98 0.09 (0.19) (0.10) (0.15) — (0.15) 7.73 (1.07)% 16,786 0.95% 1.27% 1.01% 97.54%
Class II Shares
12/31/2024 7.73 0.08 0.58 0.66 (0.08) (0.15) (0.23) 8.16 8.49% 301,483 1.01% 0.95% 1.08% 88.43%
12/31/2023 8.50 0.10 0.54 0.64 (0.12) (1.29) (1.41) 7.73 8.63% 312,734 1.02% 1.24% 1.08% 36.55%
12/31/2022 9.59 0.12 (0.39) (0.27) (0.12) (0.70) (0.82) 8.50 (2.66)% 325,615 1.02% 1.32% 1.08% 93.03%
12/31/2021 7.79 0.07 1.80 1.87 (0.07) — (0.07) 9.59 24.02% 360,185 1.02% 0.73% 1.09% 56.28%
12/31/2020 8.04 0.08 (0.19) (0.11) (0.14) — (0.14) 7.79 (1.14)% 322,931 1.04% 1.17% 1.10% 97.54%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Equity Funds (II) - December 31, 2024 - Notes to Financial Statements - 81
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2024, the Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eleven (11) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Allspring Discovery Fund ("Discovery")
NVIT AQR Large Cap Defensive Style Fund ("Defensive Style")
NVIT BlackRock Equity Dividend Fund ("Equity Dividend")
NVIT Calvert Equity Fund ("Calvert Equity")
NVIT Invesco Small Cap Growth Fund (formerly, NVIT Multi-Manager Small Cap Growth Fund) ("Small Cap
Growth")
NVIT Jacobs Levy Large Cap Core Fund ("JL Large Cap Core")
NVIT Jacobs Levy Large Cap Growth Fund ("JL Large Cap Growth")
NVIT Multi-Manager Small Cap Value Fund ("Small Cap Value")
NVIT Multi-Manager Small Company Fund ("Small Company")
NVIT Real Estate Fund ("Real Estate")
NVIT Victory Mid Cap Value Fund (formerly, NVIT Multi-Manager Mid Cap Value Fund) ("Mid Cap Value")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of Equity Dividend, JL
Large Cap Core, Small Cap Growth, Small Cap Value, and Real Estate. Shares of Discovery, Defensive Style, Calvert Equity, JL
Large Cap Growth, and Mid Cap Value are held by separate accounts established by NLIC, NLAIC, and other affiliated insurance companies. Shares of Small Company are held by separate accounts established by NLIC, NLAIC, and other unaffiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II and Class IV shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund, except Real Estate, is a diversified fund as defined in the 1940 Act. Real Estate is a non-diversified fund, as defined in the 1940 Act.
Effective February 26, 2024, NVIT Multi-Manager Mid Cap Value Fund was renamed to "NVIT Victory Mid Cap Value Fund".
Effective March 11, 2024, NVIT Multi-Manager Small Cap Growth Fund was renamed to "NVIT Invesco Small Cap Growth Fund".
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.

82 - Notes to Financial Statements - December 31, 2024 - Equity Funds (II)
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.

Equity Funds (II) - December 31, 2024 - Notes to Financial Statements - 83
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2024. Please refer to the Statements of Investments for additional information on portfolio holdings.
Discovery
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 459,568,718 $ – $ – $ 459,568,718
Repurchase Agreements – 9,688,014 – 9,688,014
Total $ 459,568,718 $ 9,688,014 $ – $ 469,256,732
Defensive Style
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 663,993,416 $ – $ – $ 663,993,416
Repurchase Agreements – 23,624,342 – 23,624,342
Total Assets $ 663,993,416 $ 23,624,342 $ – $ 687,617,758
Liabilities:
Futures Contracts# $ (232,702) $ – $ – $ (232,702)
Total Liabilities $ (232,702) $ – $ – $ (232,702)
Total $ 663,760,714 $ 23,624,342 $ – $ 687,385,056
Equity Dividend
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 20,243,937 $ 2,481,732 $ – $ 22,725,669
Automobile Components 2,332,556 – – 2,332,556
Automobiles 6,521,047 – – 6,521,047
Banks 65,590,496 – – 65,590,496
Beverages 3,479,129 – – 3,479,129
Broadline Retail 5,990,005 2,296,538 – 8,286,543
Building Products 5,972,160 – – 5,972,160

84 - Notes to Financial Statements - December 31, 2024 - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Capital Markets $ 10,224,521 $ – $ – $ 10,224,521
Chemicals 17,445,088 – – 17,445,088
Commercial Services & Supplies – 1,344,152 – 1,344,152
Communications Equipment 9,165,344 – – 9,165,344
Consumer Staples Distribution & Retail 3,971,224 – – 3,971,224
Containers & Packaging 7,307,752 – – 7,307,752
Diversified Telecommunication Services 8,028,815 – – 8,028,815
Electric Utilities 16,739,978 – – 16,739,978
Electrical Equipment 1,276,316 – – 1,276,316
Entertainment 13,406,660 – – 13,406,660
Financial Services 14,394,551 – – 14,394,551
Food Products 11,917,048 – – 11,917,048
Ground Transportation 958,045 – – 958,045
Health Care Equipment & Supplies 21,837,124 2,880,442 – 24,717,566
Health Care Providers & Services 45,547,954 – – 45,547,954
Household Durables – 9,430,571 – 9,430,571
Household Products 2,660,505 1,168,089 – 3,828,594
Industrial Conglomerates 2,766,927 – – 2,766,927
Insurance 25,300,786 – – 25,300,786
IT Services 8,610,032 – – 8,610,032
Leisure Products 4,984,544 – – 4,984,544
Life Sciences Tools & Services 1,516,245 – – 1,516,245
Machinery 11,310,596 1,455,708 – 12,766,304
Media 9,525,377 4,544,665 – 14,070,042
Metals & Mining 2,816,916 – – 2,816,916
Multi-Utilities 8,748,050 – – 8,748,050
Oil, Gas & Consumable Fuels 7,636,340 16,589,082 – 24,225,422
Pharmaceuticals 3,170,604 8,414,304 – 11,584,908
Professional Services 20,275,111 – – 20,275,111
Residential REITs 3,341,649 – – 3,341,649
Semiconductors & Semiconductor
Equipment 8,530,210 – – 8,530,210
Software 12,670,712 – – 12,670,712
Specialized REITs 5,719,877 – – 5,719,877
Technology Hardware, Storage &
Peripherals 8,762,166 7,761,367 – 16,523,533
Tobacco 5,205,056 – – 5,205,056
Total Common Stocks $ 445,901,453 $ 58,366,650 $ – $ 504,268,103
Master Limited Partnership 5,765,724 – – 5,765,724
Repurchase Agreement – 562,591 – 562,591
Total $ 451,667,177 $ 58,929,241 $ – $ 510,596,418
Calvert Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 99,306,177 $ – $ – $ 99,306,177
Total $ 99,306,177 $ – $ – $ 99,306,177
Small Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 176,340,579 $ – $ – $ 176,340,579
Repurchase Agreement – 7,463,135 – 7,463,135
Total $ 176,340,579 $ 7,463,135 $ – $ 183,803,714

Equity Funds (II) - December 31, 2024 - Notes to Financial Statements - 85
JL Large Cap Core
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 247,415,459 $ – $ – $ 247,415,459
Repurchase Agreements – 3,481,889 – 3,481,889
Total $ 247,415,459 $ 3,481,889 $ – $ 250,897,348
JL Large Cap Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 425,401,822 $ – $ – $ 425,401,822
Repurchase Agreements – 18,835,843 – 18,835,843
Total Return Swaps† – 615,843 – 615,843
Total Assets $ 425,401,822 $ 19,451,686 $ – $ 444,853,508
Liabilities:
Total Return Swaps† $ – $ (2,265,531) $ – $ (2,265,531)
Total Liabilities $ – $ (2,265,531) $ – $ (2,265,531)
Total $ 425,401,822 $ 17,186,155 $ – $ 442,587,977
Small Cap Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 2,186,685 $ – $ – $ 2,186,685
Air Freight & Logistics 18,278 – – 18,278
Automobile Components 6,110,244 – – 6,110,244
Banks 21,039,444 – – 21,039,444
Biotechnology 6,474,390 – – 6,474,390
Broadline Retail 1,786,205 – – 1,786,205
Building Products 9,216,968 – – 9,216,968
Capital Markets 4,091,119 – – 4,091,119
Chemicals 9,424,332 – – 9,424,332
Commercial Services & Supplies 2,986,015 – – 2,986,015
Communications Equipment 1,362,598 – – 1,362,598
Construction & Engineering 2,157,872 – – 2,157,872
Consumer Finance 3,996,022 – – 3,996,022
Consumer Staples Distribution & Retail 4,212,465 – – 4,212,465
Diversified Consumer Services 242,695 – – 242,695
Diversified REITs 140,500 – – 140,500
Diversified Telecommunication Services 594,697 – – 594,697
Electrical Equipment 33,992 – – 33,992
Electronic Equipment, Instruments &
Components 5,282,135 – – 5,282,135
Energy Equipment & Services 1,835,267 – – 1,835,267
Entertainment 887,017 – – 887,017
Financial Services 4,063,195 – – 4,063,195
Food Products 2,660,985 – – 2,660,985
Gas Utilities 502,521 – – 502,521
Ground Transportation 4,679,656 – – 4,679,656
Health Care Equipment & Supplies 5,625,324 – – 5,625,324
Health Care Providers & Services 13,646,126 – – 13,646,126
Health Care REITs 152,591 – – 152,591
Hotel & Resort REITs 3,615,615 – – 3,615,615
Hotels, Restaurants & Leisure 2,751,567 – – 2,751,567
Household Durables 6,347,869 – – 6,347,869

86 - Notes to Financial Statements - December 31, 2024 - Equity Funds (II)
Level 1 Level 2 Level 3 Total
Assets:
Independent Power and Renewable
Electricity Producers $ – $ – $ – $ –
Industrial REITs 7,120 – – 7,120
Insurance 12,926,000 – – 12,926,000
Interactive Media & Services 744,204 – – 744,204
IT Services 571,472 – – 571,472
Leisure Products 2,757,686 – – 2,757,686
Life Sciences Tools & Services 95,933 – – 95,933
Machinery 4,181,360 – – 4,181,360
Marine Transportation 253,120 – – 253,120
Media 791,270 – – 791,270
Metals & Mining 4,057,020 – – 4,057,020
Mortgage Real Estate Investment Trusts
(REITs) 44,611 – – 44,611
Office REITs 1,231,261 – – 1,231,261
Oil, Gas & Consumable Fuels 4,944,386 – – 4,944,386
Paper & Forest Products 813,123 – – 813,123
Passenger Airlines 2,251,633 – – 2,251,633
Personal Care Products 3,506,449 – – 3,506,449
Pharmaceuticals 1,751,850 – – 1,751,850
Professional Services 7,864,001 – – 7,864,001
Real Estate Management & Development 4,644,404 – – 4,644,404
Retail REITs 1,678,845 – – 1,678,845
Semiconductors & Semiconductor
Equipment 116,633 – – 116,633
Software 7,137,714 – – 7,137,714
Specialty Retail 7,326,663 – – 7,326,663
Textiles, Apparel & Luxury Goods 487,999 – – 487,999
Trading Companies & Distributors 5,327,047 – – 5,327,047
Wireless Telecommunication Services 170,242 – – 170,242
Total Common Stocks $ 203,806,435 $ – $ – $ 203,806,435
Repurchase Agreements – 12,982,805 – 12,982,805
Rights – – – –
Total $ 203,806,435 $ 12,982,805 $ – $ 216,789,240
Small Company
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 5,534,495 $ – $ – $ 5,534,495
Air Freight & Logistics 17,775 – – 17,775
Automobile Components 9,648,824 – – 9,648,824
Banks 42,282,036 – – 42,282,036
Biotechnology 20,164,369 – – 20,164,369
Broadline Retail 2,029,608 – – 2,029,608
Building Products 3,544,454 – – 3,544,454
Capital Markets 13,699,526 – – 13,699,526
Chemicals 3,335,255 – – 3,335,255
Commercial Services & Supplies 8,565,226 – – 8,565,226
Communications Equipment 4,469,599 – – 4,469,599
Construction & Engineering 9,817,424 – – 9,817,424
Construction Materials 691,668 – – 691,668
Consumer Finance 8,472,784 – – 8,472,784
Consumer Staples Distribution & Retail 4,756,294 – – 4,756,294
Diversified Consumer Services 3,460,097 – – 3,460,097
Diversified REITs 305,333 – – 305,333
Diversified Telecommunication Services 1,117,730 – – 1,117,730
Electric Utilities 1,056,837 – – 1,056,837

Equity Funds (II) - December 31, 2024 - Notes to Financial Statements - 87
Level 1 Level 2 Level 3 Total
Assets:
Electrical Equipment $ 755,073 $ – $ – $ 755,073
Electronic Equipment, Instruments &
Components 8,578,438 – – 8,578,438
Energy Equipment & Services 6,114,717 – – 6,114,717
Entertainment 738,142 – – 738,142
Financial Services 9,539,633 – – 9,539,633
Food Products 4,888,802 – – 4,888,802
Gas Utilities 2,240,156 – – 2,240,156
Ground Transportation 4,552,792 – – 4,552,792
Health Care Equipment & Supplies 10,983,566 – – 10,983,566
Health Care Providers & Services 8,939,578 – – 8,939,578
Health Care REITs 27,600 – – 27,600
Hotel & Resort REITs 7,183,689 – – 7,183,689
Hotels, Restaurants & Leisure 6,649,053 – – 6,649,053
Household Durables 12,901,076 – – 12,901,076
Independent Power and Renewable
Electricity Producers 746,245 – – 746,245
Industrial REITs 64,561 – – 64,561
Insurance 16,847,985 – – 16,847,985
Interactive Media & Services 1,356,030 – – 1,356,030
IT Services 860,985 – – 860,985
Leisure Products 1,608,943 – – 1,608,943
Life Sciences Tools & Services 752,527 – – 752,527
Machinery 11,609,032 – – 11,609,032
Marine Transportation 1,652,831 – – 1,652,831
Media 1,449,696 – – 1,449,696
Metals & Mining 12,442,740 – – 12,442,740
Mortgage Real Estate Investment Trusts
(REITs) 88,355 – – 88,355
Office REITs 3,709,006 – – 3,709,006
Oil, Gas & Consumable Fuels 8,907,661 – – 8,907,661
Paper & Forest Products 1,411,566 – – 1,411,566
Passenger Airlines 4,171,304 – – 4,171,304
Personal Care Products 3,416,808 – – 3,416,808
Pharmaceuticals 5,053,706 – – 5,053,706
Professional Services 5,236,475 – – 5,236,475
Real Estate Management & Development 2,827,768 – – 2,827,768
Retail REITs 2,575,652 – – 2,575,652
Semiconductors & Semiconductor
Equipment 8,268,242 – – 8,268,242
Software 29,637,287 – – 29,637,287
Specialty Retail 12,301,647 – – 12,301,647
Textiles, Apparel & Luxury Goods 932,202 – – 932,202
Tobacco 561,094 – – 561,094
Trading Companies & Distributors 6,872,466 – – 6,872,466
Wireless Telecommunication Services 240,269 – – 240,269
Total Common Stocks $ 372,664,732 $ – $ – $ 372,664,732
Repurchase Agreements – 17,486,793 – 17,486,793
Rights – – – –
Total $ 372,664,732 $ 17,486,793 $ – $ 390,151,525
Real Estate
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 210,220,559 $ – $ – $ 210,220,559
Total $ 210,220,559 $ – $ – $ 210,220,559

88 - Notes to Financial Statements - December 31, 2024 - Equity Funds (II)
Mid Cap Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ 4,298,738 $ – $ – $ 4,298,738
Automobile Components 7,693,477 – – 7,693,477
Banks 9,092,075 – – 9,092,075
Broadline Retail 4,689,615 – – 4,689,615
Building Products 3,030,744 – – 3,030,744
Capital Markets 5,458,490 – – 5,458,490
Chemicals 18,491,603 – – 18,491,603
Commercial Services & Supplies 2,112,390 – – 2,112,390
Communications Equipment 1,287,311 – – 1,287,311
Consumer Staples Distribution & Retail 23,365,970 – – 23,365,970
Containers & Packaging 21,160,177 – – 21,160,177
Electric Utilities 11,857,824 – – 11,857,824
Electrical Equipment 5,629,812 – – 5,629,812
Electronic Equipment, Instruments &
Components 11,402,274 – – 11,402,274
Energy Equipment & Services 6,895,462 – – 6,895,462
Financial Services 2,790,294 – – 2,790,294
Ground Transportation 13,274,676 – – 13,274,676
Health Care Equipment & Supplies 9,789,813 – – 9,789,813
Health Care Providers & Services 6,471,894 – – 6,471,894
Health Care REITs 2,409,485 – – 2,409,485
Hotels, Restaurants & Leisure 7,698,268 – – 7,698,268
Industrial REITs 2,342,800 – – 2,342,800
Insurance 29,562,317 – – 29,562,317
IT Services 8,745,690 – – 8,745,690
Life Sciences Tools & Services 6,407,809 – – 6,407,809
Machinery 15,109,662 – – 15,109,662
Metals & Mining 5,320,948 – – 5,320,948
Oil, Gas & Consumable Fuels 12,492,156 – – 12,492,156
Professional Services 12,238,196 – – 12,238,196
Residential REITs 9,638,448 – – 9,638,448
Retail REITs 6,127,500 – – 6,127,500
Semiconductors & Semiconductor
Equipment 7,518,914 – – 7,518,914
Specialized REITs 10,011,136 – – 10,011,136
Specialty Retail 5,793,641 – – 5,793,641
Textiles, Apparel & Luxury Goods 2,806,407 – – 2,806,407
Water Utilities 5,016,947 – – 5,016,947
Total Common Stocks $ 318,032,963 $ – $ – $ 318,032,963
Repurchase Agreements – 8,668,891 – 8,668,891
Total $ 318,032,963 $ 8,668,891 $ – $ 326,701,854
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of December 31, 2024, Small Cap Value held one rights investment and one common stock investment that were categorized as Level 3 investments which were each valued at $0.
As of December 31, 2024, Small Company held one rights investment and two common stock investments that were categorized as Level 3 investments which were each valued at $0.
As of December 31, 2024, Mid Cap Value held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

Equity Funds (II) - December 31, 2024 - Notes to Financial Statements - 89
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2024, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
Small Cap Value
Rights Total
Balance as of 12/31/2023 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 1,395 1,395
Purchases — —
Sales (1,395) (1,395)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 12/31/2024 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 12/31/2024 ** $ — $ —
Small Company
Rights Total
Balance as of 12/31/2023 $ — $ —
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 2,758 2,758
Purchases — —
Sales (2,758) (2,758)
Change in Unrealized Appreciation/Depreciation — —
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 12/31/2024 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 12/31/2024 ** $ — $ —
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

90 - Notes to Financial Statements - December 31, 2024 - Equity Funds (II)
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Total Return Swap Contracts — Certain Funds entered into total return swap contracts to take long and short positions in equities or to obtain exposure to a foreign market and/or foreign index without owning such securities or investing directly in that foreign market and/or foreign index, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Total return swap contracts are agreements in which the Fund and the counterparty each agree to pay the other party the difference between the relative investment performance that would have been achieved if the notional amount of the total return swap contract had been invested in the particular foreign market and/or foreign indices and the return for payments equal to the fixed or floating rate of interest. The counterparty to a total return swap contract is a financial institution. Each Fund has segregated liquid assets to cover its obligations under the total return swap contract.
Total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that a
Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty.
Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value.
The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio. Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between a Fund and the counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of a Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Total return swap contracts are marked-to-market daily based on valuations from an independent pricing service. An independent pricing service can utilize daily swap curves and models that incorporate a number of market data factors, such as, but not limited to, discounted cash flows, trades, and values of the underlying reference instruments, such as the foreign market and/or foreign index.
Total return swap contracts are generally categorized as Level 2 investments within the hierarchy.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

Equity Funds (II) - December 31, 2024 - Notes to Financial Statements - 91
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(f) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2024:
Defensive Style
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (232,702)
Total $ (232,702)

92 - Notes to Financial Statements - December 31, 2024 - Equity Funds (II)
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2024:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2024:
JL Large Cap Growth
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Equity risk Swap contracts, at value $ 615,843
Total $ 615,843
Liabilities:
Swap Contracts†
Equity risk Swap contracts, at value $ (2,265,531)
Total $ (2,265,531)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared and equity swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Defensive Style
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 2,121,162
Total $ 2,121,162
JL Large Cap Growth
Realized Gains (Losses): Total
Swap Contracts
Equity risk $ 21,274,806
Total $ 21,274,806
Mid Cap Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ 86,782
Total $ 86,782
Defensive Style
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (586,903)
Total $ (586,903)
JL Large Cap Growth
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Equity risk $ (2,160,648)
Total $ (2,160,648)
Mid Cap Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ 70,460
Total $ 70,460

Equity Funds (II) - December 31, 2024 - Notes to Financial Statements - 93
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2024:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of December 31, 2024, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts and OTC swap contracts, as applicable, that are subject to enforceable master netting arrangements or similar arrangements as of December 31,
2024:
Defensive Style
Futures Contracts:
Average Notional Balance Long $ 7,236,249
JL Large Cap Growth
Total Return Swaps:
Average Notional Balance — Receives Float Rate $ 126,906,009
Average Notional Balance — Pays Float Rate $ (118,821,004)
Mid Cap Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 654,446
Average Settlement Value Sold $ 1,861,423
JL Large Cap Growth
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
JPMorgan Chase
Bank NA Swap Contracts $ 615,843 $ (615,843) $ — $ —
Total $ 615,843 $ (615,843) $ — $ —

94 - Notes to Financial Statements - December 31, 2024 - Equity Funds (II)
(g) Securities Lending
During the year ended December 31, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
JPMorgan Chase
Bank NA
Swap Contracts
$ (2,178,601) $ 615,843 $ — $ (1,562,758)
Total $ (2,178,601) $ 615,843 $ — $ (1,562,758)
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Discovery $ 9,688,014
Defensive Style 23,624,342
Equity Dividend 562,591
Small Cap Growth 7,463,135
JL Large Cap Core 3,481,889
JL Large Cap Growth 18,835,843
Small Cap Value 12,982,805
Small Company 17,486,793
Mid Cap Value 8,668,891

Equity Funds (II) - December 31, 2024 - Notes to Financial Statements - 95
accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(h) Joint Repurchase Agreements
During the year ended December 31, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
l
As of December 31, 2024, the joint repos on a gross basis were as follows:
Bank of America NA, 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $82,020,272, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 4.00%, maturing 2/1/2047 - 1/1/2048; total market value $83,640,000.
BofA Securities, Inc., 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $50,012,361, collateralized by U.S. Government
Agency Securities, ranging from 2.50% - 5.70%, maturing 8/16/2046 - 7/20/2072; total market value $51,000,000.
Cantor Fitzgerald & Co., 4.52%, dated 12/31/2024, due 1/2/2025, repurchase price $52,053,068, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 9.00%, maturing 2/1/2025 - 8/20/2074; total market value $53,080,800.
Cantor Fitzgerald & Co., 4.52%, dated 12/31/2024, due 1/2/2025, repurchase price $190,102,871, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.19% - 9.00%, maturing 2/1/2025 - 8/20/2074; total market value
$193,856,249.
CF Secured, LLC, 4.47%, dated 12/31/2024, due 1/2/2025, repurchase price $60,014,900, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.36%, maturing 1/7/2025 - 2/20/2073; total market value $61,215,215.
MetLife, Inc., 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $127,031,397, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 11/15/2038 - 11/15/2045; total market value $129,607,856.
Pershing LLC, 4.38%, dated 12/31/2024, due 1/2/2025, repurchase price $77,518,858, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 1/1/2025 - 11/20/2074; total market value $79,050,000.

96 - Notes to Financial Statements - December 31, 2024 - Equity Funds (II)
As of December 31, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Discovery
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BofA Securities, Inc. $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Cantor Fitzgerald &
Co. 1,000,000 – 1,000,000 (1,000,000) –
Cantor Fitzgerald &
Co. 2,688,014 – 2,688,014 (2,688,014) –
CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 9,688,014 $ – $ 9,688,014 $ (9,688,014) $ –
Defensive Style
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
Cantor Fitzgerald &
Co. 15,624,342 – 15,624,342 (15,624,342) –
CF Secured, LLC 2,000,000 – 2,000,000 (2,000,000) –
MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 23,624,342 $ – $ 23,624,342 $ (23,624,342) $ –

Equity Funds (II) - December 31, 2024 - Notes to Financial Statements - 97
Equity Dividend
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 562,591 $ – $ 562,591 $ (562,591) $ –
Total $ 562,591 $ – $ 562,591 $ (562,591) $ –
Small Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 7,463,135 $ – $ 7,463,135 $ (7,463,135) $ –
Total $ 7,463,135 $ – $ 7,463,135 $ (7,463,135) $ –
JL Large Cap Core
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 2,481,889 – 2,481,889 (2,481,889) –
Total $ 3,481,889 $ – $ 3,481,889 $ (3,481,889) $ –

98 - Notes to Financial Statements - December 31, 2024 - Equity Funds (II)
JL Large Cap Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Cantor Fitzgerald &
Co. 3,000,000 – 3,000,000 (3,000,000) –
Cantor Fitzgerald &
Co. 6,835,843 – 6,835,843 (6,835,843) –
CF Secured, LLC 2,000,000 – 2,000,000 (2,000,000) –
MetLife, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 18,835,843 $ – $ 18,835,843 $ (18,835,843) $ –
Small Cap Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Cantor Fitzgerald &
Co. 2,982,805 – 2,982,805 (2,982,805) –
Pershing LLC 8,000,000 – 8,000,000 (8,000,000) –
Total $ 12,982,805 $ – $ 12,982,805 $ (12,982,805) $ –

Equity Funds (II) - December 31, 2024 - Notes to Financial Statements - 99
(i) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated
Small Company
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 1,000,000 $ – $ 1,000,000 $ (1,000,000) $ –
Cantor Fitzgerald &
Co. 8,486,793 – 8,486,793 (8,486,793) –
CF Secured, LLC 1,000,000 – 1,000,000 (1,000,000) –
MetLife, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 17,486,793 $ – $ 17,486,793 $ (17,486,793) $ –
Mid Cap Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Cantor Fitzgerald &
Co. 6,668,891 – 6,668,891 (6,668,891) –
Total $ 8,668,891 $ – $ 8,668,891 $ (8,668,891) $ –
* As of December 31, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

100 - Notes to Financial Statements - December 31, 2024 - Equity Funds (II)
amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(j) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2024 are primarily attributable to investments in passive foreign investment companies ("PFICs"), redesignation of distributions, net operating losses, investments in partnerships, treatment of notional principal contracts, and investments in real estate investment trusts. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2024 may primarily be attributable to outstanding wash sale loss deferrals, investments in partnerships, and treatment of notional principal contracts.  These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Reclassifications for the year ended December 31, 2024 were as follows:
(k) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Fund Capital
Total
Distributable
Earnings (Loss)
Discovery $ (2,450,367) $ 2,450,367
Defensive Style – –
Equity Dividend (1,686) 1,686
Calvert Equity – –
Small Cap Growth (865,390) 865,390
JL Large Cap Core – –
JL Large Cap Growth – –
Small Cap Value – –
Small Company – –
Real Estate – –
Mid Cap Value (273) 273

Equity Funds (II) - December 31, 2024 - Notes to Financial Statements - 101
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(l) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(m) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2024, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Discovery Allspring Global Investments, LLC
Defensive Style AQR Capital Management, LLC
Equity Dividend BlackRock Investment Management, LLC
Calvert Equity Atlanta Capital Management Company, L.L.C.
Small Cap Growth(a) Invesco Advisers, Inc. ("Invesco")
JL Large Cap Core Jacobs Levy Equity Management, Inc. (“Jacobs Levy”)
JL Large Cap Growth Jacobs Levy
Small Cap Value Jacobs Levy
WCM Investment Management, LLC
Small Company Jacobs Levy
Invesco
Real Estate Wellington Management
Mid Cap Value(b) Victory Capital Management Inc.
(a) Effective end of business on March 11, 2024, Wellington Management Company LLP was terminated and ceased serving as subadviser to the Fund.
(b) Effective end of business on February 23, 2024, American Century Investments Management, Inc.  and Thompson, Siegel &
Walmsley LLC were terminated and ceased serving as subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Discovery Up to $1 billion 0.75%
$1 billion and more 0.70%
Defensive Style Up to $250 million 0.60%
$250 million up to $1 billion 0.575%
$1 billion up to $2 billion 0.55%
$2 billion up to $5 billion 0.525%
$5 billion and more 0.50%
Equity Dividend Up to $100 million 0.70%

102 - Notes to Financial Statements - December 31, 2024 - Equity Funds (II)
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2025.
During the year ended December 31, 2024, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
During the year ended December 31, 2024, due to a reduction in the subadvisory fees payable by NFA, NFA has agreed to waive a portion of its Investment Advisory Fee. The following table provides the waiver of such investment advisory fee for which NFA shall not be entitled to later seek recoupment.
Fund Fee Schedule
Advisory Fee
(annual rate)
$100 million up to $250 million 0.65%
$250 million up to $500 million 0.60%
$500 million and more 0.55%
Calvert Equity Up to $1 billion 0.65%
$1 billion and more 0.60%
Small Cap Growth Up to $200 million 0.84%
$200 million and more 0.79%
JL Large Cap Core Up to $1 billion 0.60%
$1 billion and more 0.55%
JL Large Cap Growth Up to $1 billion 0.40%
$1 billion and more 0.35%
Small Cap Value Up to $200 million 0.87%
$200 million and more 0.82%
Small Company Up to $200 million 0.885%
$200 million and more 0.835%
Real Estate Up to $500 million 0.70%
$500 million up to $1 billion 0.65%
$1 billion and more 0.60%
Mid Cap Value Up to $1 billion 0.75%
$1 billion and more 0.73%
Fund
Advisory Fee
Waiver
(annual rate)
Discovery 0.029%
Calvert Equity 0.050
Small Cap Growth (a) 0.009
JL Large Cap Core 0.055
Small Company (b) 0.027
Real Estate 0.013
Mid Cap Value (c) 0.03605
(a) Effective March 11, 2024.
(b) Effective March 11, 2024, prior to this the advisory fee waiver rate was 0.023%.
(c) Effective February 26, 2024, prior to this the advisory fee waiver rate was 0.0303%.
Fund Amount
Discovery $ 134,486
Calvert Equity 52,706
Small Cap Growth 11,277
JL Large Cap Core 134,281
Small Company 94,392
Real Estate 27,941
Mid Cap Value 118,585
Fund Amount
Calvert Equity
$ 7,400
Small Cap Growth
6,900

Equity Funds (II) - December 31, 2024 - Notes to Financial Statements - 103
During the year ended December 31, 2024, NFA voluntarily waived investment advisory fees payable by Real Estate, for which
NFA shall not be entitled to later seek recoupment. The following table provides the voluntary waivers which may be discontinued
at anytime at the discretion of NFA.
For the year ended December 31, 2024, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2025.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund Amount
Real Estate $ 173,928
Fund
Effective Advisory Fee
Rate Before Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements ***
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements
Discovery 0.75% 0.72% 0.72% 0.69%
Defensive Style 0.58 N/A       N/A 0.58
Equity Dividend 0.63 N/A       N/A 0.59
Calvert Equity 0.65 0.60 0.60 0.60
Small Cap Growth 0.84 0.83 0.83 0.83
JL Large Cap Core 0.60 0.55 0.55 0.55
JL Large Cap Growth 0.40 N/A       N/A 0.39
Small Cap Value 0.87 N/A       N/A 0.83
Small Company 0.85 0.83 0.83 0.83
Real Estate 0.70 0.69 0.61 0.61
Mid Cap Value 0.75 0.71 0.71 0.69
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Discovery All Classes 0.78%
Equity Dividend All Classes 0.65
Calvert Equity All Classes 0.78
Small Cap Growth All Classes 0.94
JL Large Cap Growth All Classes 0.45
Small Cap Value All Classes 0.91
Mid Cap Value All Classes 0.79

104 - Notes to Financial Statements - December 31, 2024 - Equity Funds (II)
As of December 31, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2024, NFM earned an aggregate of $1,525,804 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2024, the Funds' aggregate portion of such costs amounted to $16,207.
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount Total
Discovery $ 207,781 $ 78,715 $ 118,489 $ 404,985
Defensive Style — — — —
Equity Dividend 216,758 203,503 190,756 611,017
Calvert Equity 8,615 7,186 — 15,801
Small Cap Growth 20,545 1,039 — 21,584
JL Large Cap Core — — — —
JL Large Cap Growth 181,485 146,108 51,901 379,494
Small Cap Value 98,030 79,693 89,070 266,793
Small Company — — — —
Real Estate — — — —
Mid Cap Value 120,026 106,191 96,289 322,506
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Equity Funds (II) - December 31, 2024 - Notes to Financial Statements - 105
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2025:
During the year ended December 31, 2024, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund and up to 0.20% of the average daily net assets of Class
IV shares of each Fund.
For the year ended December 31, 2024, the effective rates for administrative services fees were as follows:
Fund Class II Shares
Discovery 0.25%
Defensive Style 0.25%
Equity Dividend 0.25%
Calvert Equity 0.25%
Small Cap Growth 0.25%
JL Large Cap Core 0.25%
JL Large Cap Growth 0.25%
Small Cap Value 0.25%
Small Company 0.25%
Real Estate 0.25%
Mid Cap Value 0.25%
Fund
Distribution
Fee Waiver
(Annual Rate)
Calvert Equity 0.16%
Fund Amount
Calvert Equity $ 155,600
Fund Class I Class II Class IV
Discovery 0.07% 0.07% N/A
Defensive Style 0.15 0.15 0.15%
Equity Dividend 0.15 0.15 0.15
Calvert Equity 0.05 0.05 N/A
Small Cap Growth 0.15 0.15 N/A
JL Large Cap Core 0.15 N/A N/A
JL Large Cap Growth 0.25 0.25 N/A
Small Cap Value 0.15 0.15 0.15
Small Company 0.15 0.15 0.15
Real Estate 0.15 0.15 N/A
Mid Cap Value 0.17 0.01 N/A
N/A — Not Applicable.

106 - Notes to Financial Statements - December 31, 2024 - Equity Funds (II)
For the year ended December 31, 2024, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the year ended December 31, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2024, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Amount
Discovery $ 324,648
Defensive Style 1,030,210
Equity Dividend 814,624
Calvert Equity 52,706
Small Cap Growth 228,711
JL Large Cap Core 290,890
JL Large Cap Growth 987,463
Small Cap Value 318,198
Small Company 539,174
Real Estate 322,336
Mid Cap Value 72,633
Fund Purchases Sales
Discovery $ 286,603,811 $ 345,131,427
Defensive Style 134,302,213 191,828,347
Equity Dividend 263,475,772 302,059,140
Calvert Equity 8,588,664 21,310,500
Small Cap Growth 188,177,939 175,459,758
JL Large Cap Core 159,892,842 188,104,544
JL Large Cap Growth 408,564,030 382,934,594
Small Cap Value 85,370,191 107,303,977
Small Company 247,639,589 266,824,376
Real Estate 150,796,494 171,705,327
Mid Cap Value 291,686,829 325,339,456

Equity Funds (II) - December 31, 2024 - Notes to Financial Statements - 107
6. Portfolio Investment Risks
(a) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(b) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(c) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(d) Risks Associated with Social Policy
The Fund’s social policy may cause it to underperform similar mutual funds that do not have a social policy. This can occur because:
undervalued stocks that do not meet the social criteria could outperform those that do;
economic or political changes could make certain companies less attractive for investment; or
the social policy could cause the Fund to seek or avoid stocks that subsequently perform well.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to
Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

108 - Notes to Financial Statements - December 31, 2024 - Equity Funds (II)
9. Recaptured Brokerage Commissions
The Funds have entered into agreements with brokers whereby the brokers will return a portion of the Funds’ brokerage commissions on behalf of certain Funds. Such amounts, under such agreements, are included in net realized gains (losses) from transactions in investment securities presented in the Funds’ Statements of Operations.
During the year ended December 31, 2024, the Funds recaptured the following amounts of brokerage commissions:
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
The tax character of distributions paid during the year ended December 31, 2023 was as follows:
Fund Amount
Discovery $ 1,280
Calvert Equity 1,013
Small Cap Growth 324
Small Cap Value 4,957
Real Estate 4,431
Mid Cap Value 9,432
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Discovery $ – $ – $ – $ – $ –
Defensive Style 7,965,019 23,978,752 31,943,771 – 31,943,771
Equity Dividend 13,750,065 16,142,071 29,892,136 – 29,892,136
Calvert Equity 1,864,725 12,184,075 14,048,800 – 14,048,800
Small Cap Growth – – – – –
JL Large Cap Core 10,738,331 72,078,183 82,816,514 – 82,816,514
JL Large Cap Growth 17,391,619 16,111,192 33,502,811 – 33,502,811
Small Cap Value 1,506,281 1,921,024 3,427,305 – 3,427,305
Small Company 336,350 10,528,868 10,865,218 – 10,865,218
Real Estate 4,691,693 217,259 4,908,952 – 4,908,952
Mid Cap Value 4,687,956 4,554,904 9,242,860 – 9,242,860
*
Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Discovery $ – $ – $ – $ – $ –
Defensive Style 8,457,435 63,995,112 72,452,547 – 72,452,547
Equity Dividend 13,405,198 36,975,687 50,380,885 – 50,380,885
Calvert Equity 355,036 11,494,152 11,849,188 – 11,849,188
Small Cap Growth – – – – –
JL Large Cap Core 1,058,379 15,852,673 16,911,052 – 16,911,052
JL Large Cap Growth 15,190,244 14,670,557 29,860,801 – 29,860,801
Small Cap Value 1,335,274 9,291,497 10,626,771 – 10,626,771
Small Company 1,578,738 2,006,907 3,585,645 – 3,585,645
Real Estate 4,573,989 4,731,822 9,305,811 – 9,305,811
Mid Cap Value 13,221,801 40,609,875 53,831,676 – 53,831,676
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

Equity Funds (II) - December 31, 2024 - Notes to Financial Statements - 109
As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
During the year ended December 31, 2024, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Discovery $ – $ 4,669,563 $ 4,669,563 $ – $ – $ 108,370,909 $ 113,040,472
Defensive Style 5,289,386 49,348,031 54,637,417 – – 205,670,441 260,307,858
Equity Dividend 8,774,734 14,230,231 23,004,965 – – 79,601,852 102,606,817
Calvert Equity 626,003 2,997,391 3,623,394 – – 23,601,170 27,224,564
Small Cap Growth – 14,093,188 14,093,188 – – 38,442,646 52,535,834
JL Large Cap Core 14,115,023 14,793,957 28,908,980 – – 60,899,426 89,808,406
JL Large Cap Growth 41,209,024 37,713,849 78,922,873 – – 87,899,431 166,822,304
Small Cap Value 7,424,465 8,114,088 15,538,553 – – 26,568,450 42,107,003
Small Company 9,648,218 19,039,123 28,687,341 – – 62,105,437 90,792,778
Real Estate – 2,319,881 2,319,881 – – 50,827,132 53,147,013
Mid Cap Value 6,573,086 18,607,136 25,180,222 – – 25,512,681 50,692,903
*
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Discovery $ 360,885,823 $ 122,371,771 $ (14,000,862) $ 108,370,909
Defensive Style 481,714,615 213,022,883 (7,352,442) 205,670,441
Equity Dividend 430,978,252 107,986,923 (28,368,757) 79,618,166
Calvert Equity 75,705,007 28,010,136 (4,408,966) 23,601,170
Small Cap Growth 145,361,068 42,455,321 (4,012,675) 38,442,646
JL Large Cap Core 189,997,922 71,562,998 (10,663,572) 60,899,426
JL Large Cap Growth 354,688,546 105,924,940 (18,025,509) 87,899,431
Small Cap Value 190,220,790 47,877,394 (21,308,944) 26,568,450
Small Company 328,046,089 89,222,083 (27,116,647) 62,105,436
Real Estate 159,393,427 53,832,980 (3,005,848) 50,827,132
Mid Cap Value 301,188,830 41,465,090 (15,952,066) 25,513,024
Fund Utilized
Discovery $ 61,371,733
Small Cap Growth 5,123,886
Real Estate 8,386,491

110 - Report of Independent Registered Public Accounting Firm - December 31, 2024 - Equity Funds (II)
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Allspring Discovery Fund,
NVIT AQR Large Cap Defensive Style Fund, NVIT BlackRock Equity Dividend Fund, NVIT Calvert Equity Fund, NVIT
Invesco Small Cap Growth Fund, NVIT Jacobs Levy Large Cap Core Fund, NVIT Jacobs Levy Large Cap Growth Fund,
NVIT Multi-Manager Small Cap Value Fund, NVIT Multi-Manager Small Company Fund, NVIT Real Estate Fund and NVIT
Victory Mid Cap Value Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Allspring
Discovery Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT BlackRock Equity Dividend Fund, NVIT Calvert Equity Fund,
NVIT Invesco Small Cap Growth Fund, NVIT Jacobs Levy Large Cap Core Fund, NVIT Jacobs Levy Large Cap Growth Fund,
NVIT Multi-Manager Small Cap Value Fund, NVIT Multi-Manager Small Company Fund, NVIT Real Estate Fund and NVIT Victory
Mid Cap Value Fund (eleven of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the
"Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the
Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2025
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Equity Funds (II) - December 31, 2024 (Unaudited) - Supplemental Information - 111
Other Federal Tax Information
For the year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2024 Form 1099-DIV.
For the taxable year ended December 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
Discovery – %
Defensive Style 92.27
Equity Dividend 49.14
Calvert Equity 45.83
Small Cap Growth –
JL Large Cap Core 23.25
JL Large Cap Growth 8.95
Small Cap Value 65.76
Small Company 23.91
Real Estate 1.13
Mid Cap Value 60.39
Fund Amount
Discovery $ –
Defensive Style 23,978,752
Equity Dividend 16,142,071
Calvert Equity 12,184,075
Small Cap Growth –
JL Large Cap Core 72,078,183
JL Large Cap Growth 16,111,192
Small Cap Value 1,921,024
Small Company 10,528,868
Real Estate 217,259
Mid Cap Value 4,554,904
Amounts designated as "−" are zero or have been rounded to zero.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-CEQ-2 (2-25)

Annual Financial Statement
December 31, 2024
Nationwide Variable Insurance Trust
Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
NVIT BNY Mellon Core Plus Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT Loomis Core Bond Fund
(
formerly, NVIT Core Bond Fund
)
NVIT Loomis Short Term Bond Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your Fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your Fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your
Fund investments. You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at
http://www.sec.gov . Forms N-PORT and N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington,
DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC, member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2025 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 78
Statements of Operations 86
Statements of Changes in Net Assets 90
Financial Highlights 102
Notes to Financial Statements 110
Report of Independent Registered Public Accounting Firm 146
Supplemental Information 147

2 - Statement of Investments - December 31, 2024 - NVIT Amundi Multi Sector Bond Fund
Asset-Backed Securities 10 .6%
Principal
Amount ($) Value ($)
Airlines 0 .7%
American Airlines Pass-
Through Trust, Series
2021-1, Class B, 3.95%,
7/11/2030 246,000 227,445
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(a) 1,687,803 1,531,084
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 142,800 142,568
1,901,097
Automobiles 5 .3%
Arivo Acceptance Auto Loan
Receivables Trust, Series
2024-1A, Class B, 6.87%,
6/17/2030(a) 870,000 899,448
Avis Budget Rental Car
Funding AESOP LLC,
Series 2024-1A, Class C,
6.48%, 6/20/2030(a) 540,000 543,278
Exeter Automobile
Receivables Trust
Series 2024-4A, Class D,
5.81%, 12/16/2030 1,570,000 1,582,858
Series 2024-4A, Class E,
7.65%, 2/17/2032(a) 1,480,000 1,493,993
Foursight Capital Automobile
Receivables Trust
Series 2021-2, Class E,
3.35%, 10/15/2027(a) 600,000 596,818
Series 2021-2, Class F,
4.19%, 2/15/2029(a) 490,000 484,572
GLS Auto Receivables
Issuer Trust, Series
2021-4A, Class E, 4.43%,
10/16/2028(a) 1,640,000 1,581,296
GLS Auto Select Receivables
Trust, Series 2024-
1A, Class D, 6.43%,
1/15/2031(a) 1,650,000 1,672,654
JPMorgan Chase Bank
NA-CACLN
Series 2021-2, Class F,
4.39%, 12/26/2028(a) 963,830 963,173
Series 2021-3, Class F,
3.69%, 2/26/2029(a) 1,000,000 994,536
Kinetic Advantage Master
Owner Trust, Series
2024-1A, Class A, 7.25%,
11/15/2027(a)(b) 1,780,000 1,785,365
Prestige Auto Receivables
Trust, Series 2023-
1A, Class D, 6.33%,
4/16/2029(a) 1,374,000 1,391,204
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Santander Drive Auto
Receivables Trust, Series
2024-2, Class D, 6.28%,
8/15/2031 810,000 833,258
14,822,453
Equipment Loans & Leases 0 .6%
NMEF Funding LLC, Series
2023-A, Class C, 8.04%,
6/17/2030(a) 750,000 772,397
SCF Equipment Leasing LLC,
Series 2022-1A, Class E,
5.26%, 7/20/2032(a) 940,000 916,393
1,688,790
Home Equity 0 .0%
†
CWABS Asset-Backed
Certificates Trust, Series
2007-4, Class A2, 4.40%,
4/25/2047(b) 1 1
Other 4 .0%
Arbor Realty Commercial Real
Estate Notes Ltd.
Series 2021-FL3, Class A,
5.58%, 8/15/2034(a)(b) 856,939 856,423
Series 2021-FL1, Class A,
5.48%, 12/15/2035(a)(b) 56,801 56,637
Series 2022-FL1, Class A,
6.05%, 1/15/2037(a)(b) 953,681 952,489
Series 2022-FL2, Class A,
6.25%, 5/15/2037(a)(b) 1,051,275 1,051,931
FS Rialto Issuer LLC, Series
2022-FL4, Class A, 6.50%,
1/19/2039(a)(b) 614,956 611,892
LoanCore Issuer Ltd., Series
2022-CRE7, Class A,
6.15%, 1/17/2037(a)(b) 1,450,983 1,450,600
MF1, Series 2024-FL16, Class
A, 5.92%, 11/18/2029(a)(b) 1,185,000 1,187,962
Progress Residential Trust
Series 2021-SFR8, Class G,
4.01%, 10/17/2038(a) 2,100,000 1,954,409
Series 2021-SFR7, Class F,
3.83%, 8/17/2040(a) 1,710,000 1,530,758
Series 2021-SFR9, Class F,
4.05%, 11/17/2040(a) 780,000 700,018
Tricon American Homes,
Series 2020-SFR1, Class F,
4.88%, 7/17/2038(a) 980,000 965,407
11,318,526
Total Asset-Backed Securities
(cost $30,154,773)
29,730,867
Collateralized Mortgage Obligations 10 .4%
A&D Mortgage Trust, Series
2023-NQM4, Class B1,
8.09%, 9/25/2068(a)(b) 930,000 935,269

NVIT Amundi Multi Sector Bond Fund - December 31, 2024 - Statement of Investments - 3
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Bellemeade Re Ltd., Series
2021-3A, Class B1, 8.42%,
9/25/2031(a)(b) 2,100,000 2,118,268
Connecticut Avenue Securities
Trust, Series 2023-R03,
Class 2M1, 7.07%,
4/25/2043(a)(b) 649,399 661,374
DataBank Issuer, Series
2024-1A, Class A2, 5.30%,
1/26/2054(a) 290,000 283,984
Eagle RE Ltd., Series 2023-
1, Class M1B, 8.51%,
9/26/2033(a)(b) 2,380,000 2,457,148
FARM Mortgage Trust, Series
2021-1, Class B, 3.24%,
7/25/2051(a)(b) 590,383 438,722
FHLMC STACR REMIC Trust
Series 2020-HQA5, Class
B2, 11.97%, 11/25/2050(a)
(b) 1,140,000 1,402,185
Series 2020-DNA6, Class
B2, 10.22%, 12/25/2050(a)
(b) 2,115,000 2,427,638
FHLMC STACR Trust
Series 2018-HQA2, Class
B2, 15.68%, 10/25/2048(a)
(b) 2,800,000 3,590,291
Series 2019-DNA3, Class
B2, 12.83%, 7/25/2049(a)(b) 1,360,000 1,569,137
Flagstar Mortgage Trust,
Series 2021-4, Class AX1,
IO, 0.20%, 6/1/2051(a)(b) 79,565,229 910,186
FNMA REMICS, Series 2018-
42, Class SB, IO, 1.52%,
6/25/2048(b) 3,073,768 325,412
GCAT Trust, Series 2021-
CM1, Class M1, 3.28%,
4/25/2065(a)(b) 805,000 666,393
GNMA REMICS
Series 2019-159, Class HI,
IO, 3.50%, 12/20/2049 1,677,061 276,685
Series 2019-159, Class CI,
IO, 3.50%, 12/20/2049 839,960 141,933
Home RE Ltd., Series 2023-
1, Class M1B, 9.16%,
10/25/2033(a)(b) 570,000 590,561
Hundred Acre Wood Trust,
Series 2021-INV1,
Class AX1, IO, 0.23%,
7/25/2051(a)(b) 25,893,075 331,623
JP Morgan Mortgage Trust
Series 2021-10, Class AX1,
IO, 0.11%, 12/25/2051(a)(b) 49,069,437 293,161
Series 2021-8, Class AX1,
IO, 0.12%, 12/25/2051(a)(b) 44,047,431 266,205
MFA Trust, Series 2023-
RTL2, Class A1, 8.50%,
11/25/2028(a)(c) 718,000 732,167
Morgan Stanley Residential
Mortgage Loan Trust, Series
2023-NQM1, Class B2,
7.45%, 9/25/2068(a)(b) 1,300,000 1,262,633
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
PFP Ltd., Series 2024-
11, Class A, 6.31%,
9/17/2039(a)(b) 556,104 558,536
Radnor RE Ltd.
Series 2023-1, Class M1A,
7.26%, 7/25/2033(a)(b) 1,675,335 1,690,320
Series 2023-1, Class M1B,
8.91%, 7/25/2033(a)(b) 510,000 529,568
Saluda Grade Alternative
Mortgage Trust, Series
2024-RTL5, Class A1,
7.76%, 4/25/2030(a)(c) 430,000 434,216
STACR Trust, Series 2018-
HRP2, Class B2, 15.18%,
2/25/2047(a)(b) 2,000,000 2,444,780
Towd Point Mortgage Trust,
Series 2022-SJ1, Class B1,
5.25%, 3/25/2062(a)(b) 1,829,000 1,669,493
Verus Securitization Trust,
Series 2023-5, Class B2,
8.07%, 6/25/2068(a)(b) 340,000 336,418
Total Collateralized Mortgage Obligations
(cost $26,593,974)
29,344,306
Commercial Mortgage-Backed Securities 7 .0%
BX Trust, Series 2021-
ARIA, Class D, 6.41%,
10/15/2036(a)(b) 1,700,000 1,695,219
Commercial Mortgage Trust,
Series 2015-CR26, Class D,
3.46%, 10/10/2048(b) 3,000,000 2,344,411
FHLMC Multifamily Structured
Credit Risk REMICS
Series 2021-MN1, Class
M2, 8.32%, 1/25/2051(a)(b) 1,275,000 1,301,797
Series 2021-MN3, Class
M2, 8.57%, 11/25/2051(a)
(b) 1,615,000 1,646,973
GS Mortgage Securities Corp.
Trust
Series 2021-IP, Class D,
6.61%, 10/15/2036(a)(b) 700,000 691,404
Series 2021-IP, Class E,
8.06%, 10/15/2036(a)(b) 300,000 297,787
HTL Commercial Mortgage
Trust, Series 2024-
T53, Class D, 8.20%,
5/10/2039(a)(b) 990,000 1,010,377
JPMDB Commercial Mortgage
Securities Trust, Series
2016-C2, Class D, 3.32%,
6/15/2049(a)(b) 2,500,000 1,089,331
Morgan Stanley Bank of
America Merrill Lynch Trust
Series 2015-C22, Class D,
4.19%, 4/15/2048(a)(b) 2,000,000 1,293,292
Series 2017-C33, Class D,
3.36%, 5/15/2050(a) 3,250,000 2,758,916

4 - Statement of Investments - December 31, 2024 - NVIT Amundi Multi Sector Bond Fund
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Morgan Stanley Capital
I Trust, Series 2016-
UBS9, Class D, 3.00%,
3/15/2049(a) 715,000 532,803
Multifamily Connecticut
Avenue Securities Trust,
Series 2019-01, Class CE,
13.43%, 10/25/2049(a)(b) 2,136,000 2,162,692
SLG Office Trust, Series
2021-OVA, Class E, 2.85%,
7/15/2041(a) 3,425,000 2,752,479
Total Commercial Mortgage-Backed
Securities
(cost $22,139,815) 19,577,481
Common Stock 0 .3%
Shares
Passenger Airlines 0 .3%
Grupo Aeromexico SAB de
CV *^∞ 43,743 839,154
Total Common Stock
(cost $715,000)
839,154
Corporate Bonds 61 .3%
Principal
Amount ($)
Aerospace & Defense 1 .2%
Boeing Co. (The) ,
6.86%, 5/1/2054 2,120,000 2,253,235
7.01%, 5/1/2064(d) 415,000 440,367
Goat Holdco LLC ,
6.75%, 2/1/2032(a) 580,000 574,334
3,267,936
Automobiles 0 .9%
Hyundai Capital America ,
5.68%, 6/26/2028(a)(d) 950,000 963,795
6.50%, 1/16/2029(a) 690,000 720,217
6.20%, 9/21/2030(a) 770,000 800,950
2,484,962
Banks 10 .4%
Australia & New Zealand
Banking Group Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.62%),
5.73%, 9/18/2034(a)(e) 1,375,000 1,384,188
Banco Santander SA ,
5.44%, 7/15/2031 3,600,000 3,592,673
CaixaBank SA ,
(SOFR + 2.77%), 6.84%,
9/13/2034(a)(e) 1,280,000 1,359,101
(SOFR + 2.26%), 6.04%,
6/15/2035(a)(d)(e) 200,000 201,638
Reg. S, (EUR Swap Annual
5 Year + 3.86%), 3.63%,
9/14/2028(e)(f) EUR 1,000,000 955,571
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Comerica Bank ,
(SOFR + 2.61%), 5.33%,
8/25/2033(e) 989,000 938,747
DNB Bank ASA ,
(SOFR + 1.05%), 4.85%,
11/5/2030(a)(e) 2,455,000 2,427,038
HSBC Holdings plc ,
(SOFR + 1.29%), 5.29%,
11/19/2030(e) 1,730,000 1,718,515
Huntington Bancshares, Inc. ,
(SOFR + 1.28%), 5.27%,
1/15/2031(e) 645,000 645,509
ING Groep NV ,
Series NC10, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.86%), 4.25%,
5/16/2031(e)(f) 2,408,000 1,955,245
Intesa Sanpaolo SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 4.40%),
8.25%, 11/21/2033(a)(d)(e) 1,380,000 1,547,933
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.90%),
7.78%, 6/20/2054(a)(d)(e) 955,000 1,019,984
NatWest Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.75%),
8.13%, 11/10/2033(e)(f) 595,000 633,691
Nordea Bank Abp ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.60%),
3.75%, 3/01/2029(a)(e)(f) 1,525,000 1,322,980
Regions Financial Corp. ,
(SOFR + 2.06%), 5.50%,
9/6/2035(e) 955,000 932,553
Santander Holdings USA, Inc. ,
(SOFR + 2.14%), 6.34%,
5/31/2035(d)(e) 1,900,000 1,925,112
Societe Generale SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.20%),
6.22%, 6/15/2033(a)(e) 2,300,000 2,281,527
Standard Chartered plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.15%),
5.01%, 10/15/2030(a)(d)(e) 505,000 495,882
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.10%),
6.10%, 1/11/2035(a)(e) 803,000 818,108
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(d)(e) 1,360,000 1,284,925

NVIT Amundi Multi Sector Bond Fund - December 31, 2024 - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
UniCredit SpA ,
(USD ICE Swap Rate 5
Year + 3.70%), 5.86%,
6/19/2032(a)(e) 1,760,000 1,762,530
29,203,450
Capital Markets 2 .1%
Jefferies Financial Group, Inc. ,
6.20%, 4/14/2034(d) 1,260,000 1,298,514
Morgan Stanley ,
(SOFR + 2.62%), 5.30%,
4/20/2037(d)(e) 1,310,000 1,272,763
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(e) 695,000 695,718
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(e) 375,000 376,229
Nomura Holdings, Inc. ,
5.78%, 7/3/2034 425,000 429,602
UBS Group AG ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.20%),
5.96%, 1/12/2034(a)(e) 1,890,000 1,932,277
6,005,103
Chemicals 0 .7%
Methanex US Operations,
Inc. ,
6.25%, 3/15/2032(a) 1,945,000 1,924,288
Commercial Services & Supplies 1 .0%
Element Fleet Management
Corp. ,
6.32%, 12/4/2028(a)(d) 1,025,000 1,068,267
Garda World Security Corp. ,
8.38%, 11/15/2032(a) 1,710,000 1,740,515
2,808,782
Construction Materials 0 .5%
Martin Marietta Materials, Inc. ,
5.15%, 12/1/2034 1,550,000 1,521,977
Consumer Finance 4 .2%
Ally Financial, Inc. ,
(SOFR + 3.26%), 6.99%,
6/13/2029(e) 1,040,000 1,083,451
(SOFR + 2.29%), 6.18%,
7/26/2035(d)(e) 1,050,000 1,037,908
American Honda Finance
Corp. ,
5.05%, 7/10/2031(d) 972,000 962,458
Avolon Holdings Funding Ltd. ,
6.38%, 5/4/2028(a) 1,665,000 1,711,359
Capital One Financial Corp. ,
(SOFR + 2.60%), 5.82%,
2/1/2034(d)(e) 480,000 482,076
Ford Motor Credit Co. LLC ,
2.90%, 2/10/2029(d) 1,422,000 1,273,483
6.05%, 11/5/2031 1,355,000 1,343,891
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
General Motors Financial Co.,
Inc. ,
6.40%, 1/9/2033(d) 2,340,000 2,425,520
Global Aircraft Leasing Co.
Ltd. ,
8.75%, 9/1/2027(a)(d) 1,435,000 1,463,544
11,783,690
Diversified Consumer Services 0 .2%
Champions Financing, Inc. ,
8.75%, 2/15/2029(a)(d) 620,000 604,633
Diversified REITs 1 .0%
Uniti Group LP ,
6.00%, 1/15/2030(a) 3,200,000 2,809,603
Diversified Telecommunication Services 1 .6%
Altice France SA ,
5.13%, 7/15/2029(a) 835,000 625,300
Total Play Telecomunicaciones
SA de CV ,
6.38%, 9/20/2028(a) 2,605,000 2,013,447
Windstream Services LLC ,
8.25%, 10/1/2031(a)(d) 1,660,000 1,714,486
4,353,233
Electric Utilities 0 .7%
Light Servicos de Eletricidade
SA ,
4.38%, 6/18/2026(a)(g) 1,730,000 994,940
Vistra Operations Co. LLC ,
6.95%, 10/15/2033(a)(d) 191,000 205,517
5.70%, 12/30/2034(a) 735,000 727,286
1,927,743
Electrical Equipment 0 .4%
Energizer Gamma Acquisition
BV ,
3.50%, 6/30/2029(a) EUR 1,080,000 1,076,788
Electronic Equipment, Instruments & Components 0 .5%
CDW LLC ,
5.55%, 8/22/2034(d) 840,000 827,933
Flex Ltd. ,
5.25%, 1/15/2032 580,000 570,318
1,398,251
Energy Equipment & Services 0 .2%
Borr IHC Ltd. ,
10.00%, 11/15/2028(a)(d) 393,902 391,988
10.38%, 11/15/2030(a)(d) 290,194 287,865
679,853
Financial Services 5 .2%
Alamo Re Ltd. ,
Series A, (T-BILL 1MO
+ 8.39%), 12.67%,
6/7/2026(a)(e) 700,000 733,390
Series A, (T-BILL 1MO +
6.00%), 6.00%, 6/7/2027(a)
(e) 500,000 522,250

6 - Statement of Investments - December 31, 2024 - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Alamo Re Ltd.,
Series B, (T-BILL 1MO
+ 7.75%), 12.02%,
6/7/2027(a)(e) 250,000 260,800
Aquila Re I Ltd. ,
Series A-1, (3 Month
Treasury Bill Rate + 5.65%),
9.92%, 6/8/2026(a)(e) 450,000 463,950
Series C-1, (3 Month
Treasury Bill Rate + 9.18%),
13.45%, 6/8/2026(a)(e) 450,000 475,965
Series A-1, (3 Month
Treasury Bill Rate + 5.50%),
9.77%, 6/7/2027(a)(e) 250,000 256,900
Atlas Capital DAC ,
Series A, (SOFR + 7.72%),
12.10%, 6/5/2026(a)(e) 450,000 471,330
Series 2024, (SOFR
+ 12.50%), 16.97%,
6/8/2027(a)(e) 250,000 282,525
Black Kite Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.82%), 11.09%,
6/9/2025(a)(e) 450,000 460,620
Cape Lookout Re Ltd. ,
Series A, (T-BILL 1MO
+ 8.42%), 12.69%,
4/28/2026(a)(e) 450,000 469,755
Series A, (T-BILL 1MO
+ 8.00%), 12.27%,
4/5/2027(a)(e) 250,000 259,788
Citrus Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.59%), 10.87%,
6/7/2026(a)(e) 450,000 467,820
Freedom Mortgage Holdings
LLC ,
9.25%, 2/1/2029(a) 845,000 871,991
9.13%, 5/15/2031(a)(d) 1,010,000 1,041,381
High Point Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.75%), 10.03%,
1/6/2027(a)(e) 250,000 254,200
Hypatia Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 10.50%),
14.77%, 4/8/2026(a)(e) 450,000 476,775
Lightning Re ,
Series 2023-1, (3 Month
Treasury Bill Rate
+ 11.00%), 15.27%,
3/31/2026(a)(e) 400,000 430,000
Locke Tavern Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 4.78%), 9.06%,
4/9/2026(a)(e) 450,000 460,755
Long Point Re IV Ltd. ,
Series 2022, (3 Month
Treasury Bill Rate + 4.25%),
8.53%, 6/1/2026(a)(e) 450,000 456,480
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Mayflower Re Ltd. ,
Series A, (T-BILL 1MO +
4.50%, 1.56% Cap, 0.56%
Floor), 4.50%, 7/8/2027(a)
(e) 250,000 257,175
Mona Lisa Re Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 12.50%),
16.78%, 1/8/2026(a)(e) 450,000 473,355
Nationwide Building Society ,
5.13%, 7/29/2029(a) 1,026,000 1,026,927
Palm RE Ltd. ,
Series A, (T-BILL 1MO
+ 9.50%), 13.77%,
6/7/2027(a)(e) 250,000 261,325
Queen Street 2023 RE DAC ,
Series A, (3 Month Treasury
Bill Rate + 7.50%), 11.77%,
12/8/2025(a)(e) 450,000 464,085
Sanders Re III Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 3.41%), 7.69%,
4/7/2026(a)(e) 450,000 450,270
Series A, (3 Month Treasury
Bill Rate + 8.14%), 12.42%,
6/5/2026(a)(e) 450,000 475,110
(3 Month Treasury Bill
Rate + 5.55%), 9.82%,
4/7/2027(a)(e) 450,000 468,540
Series A, (3 Month Treasury
Bill Rate + 5.75%), 10.03%,
4/7/2028(a)(e) 250,000 260,150
Sussex Capital UK Pcc Ltd. ,
(3 Month Treasury Bill
Rate + 8.36%), 12.63%,
1/8/2025(a)(e) 450,000 448,650
Topanga Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.05%), 9.32%,
1/8/2026(a)(e) 450,000 446,220
Ursa Re Ltd. ,
Series Aa, (3 Month
Treasury Bill Rate + 5.50%),
9.77%, 12/6/2025(a)(e) 450,000 459,945
14,608,427
Food Products 1 .4%
Fiesta Purchaser, Inc. ,
9.63%, 9/15/2032(a)(d) 810,000 848,542
JBS USA Holding Lux Sarl ,
5.75%, 4/1/2033 469,000 466,851
6.50%, 12/1/2052(d) 1,285,000 1,307,129
Minerva Luxembourg SA ,
4.38%, 3/18/2031(a) 1,625,000 1,363,415
3,985,937
Gas Utilities 0 .6%
KeySpan Gas East Corp. ,
5.99%, 3/6/2033(a) 1,770,000 1,794,948

NVIT Amundi Multi Sector Bond Fund - December 31, 2024 - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services 1 .6%
CVS Health Corp. ,
5.55%, 6/1/2031(d) 1,190,000 1,181,287
US Acute Care Solutions LLC ,
9.75%, 5/15/2029(a)(d) 3,160,000 3,220,386
4,401,673
Health Care REITs 0 .6%
MPT Operating Partnership
LP ,
3.50%, 3/15/2031(d) 2,550,000 1,606,773
Hotels, Restaurants & Leisure 2 .5%
Carnival Corp. ,
5.75%, 1/15/2030(a) EUR 1,060,000 1,188,359
Cruise Yacht Upper HoldCo
Ltd. ,
11.88%, 7/5/2028 800,000 821,170
Darden Restaurants, Inc. ,
6.30%, 10/10/2033(d) 2,960,000 3,104,798
Genting New York LLC ,
7.25%, 10/1/2029(a) 1,710,000 1,761,907
Las Vegas Sands Corp. ,
6.00%, 8/15/2029 80,000 81,039
6,957,273
Industrial REITs 0 .1%
Americold Realty Operating
Partnership LP ,
5.41%, 9/12/2034(d) 420,000 401,936
Insurance 7 .4%
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.77%),
5.60%, 9/3/2054(a)(e) 2,000,000 1,971,045
Blue Ridge Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.25%), 9.52%,
1/8/2027(a)(e) 250,000 254,600
Series B, (T-BILL 1MO
+ 8.00%), 12.27%,
1/8/2027(a)(e) 250,000 260,700
Bonanza RE Ltd. ,
Series 2022, (3 Month
Treasury Bill Rate + 5.62%),
9.89%, 3/16/2025(a)(e) 250,000 251,927
Series A, (3 Month Treasury
Bill Rate + 8.45%), 12.73%,
1/8/2026(a)(e) 450,000 465,390
Series C, (3 Month Treasury
Bill Rate + 5.50%), 9.77%,
12/19/2027(a)(e) 250,000 249,875
CNO Financial Group, Inc. ,
6.45%, 6/15/2034(d) 1,685,000 1,740,843
Farmers Exchange Capital III ,
+ 3.45%), 5.45%,
10/15/2054(a)(e) 2,010,000 1,811,100
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Farmers Insurance Exchange ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 10 Year + 3.86%),
7.00%, 10/15/2064(a)(e) 410,000 422,696
First Coast Re IV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 9.52%), 9.52%,
4/7/2026(a)(e) 400,000 413,440
FloodSmart Re Ltd. ,
Series A, (T-BILL 1MO
+ 17.15%), 21.42%,
3/11/2026(a)(e) 800,000 827,280
Series A, (3 Month Treasury
Bill Rate + 14.00%),
18.27%, 3/12/2027(a)(e) 500,000 525,275
Four Lakes Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.46%), 10.74%,
1/7/2026(a)(e) 450,000 459,945
Series A, (3 Month Treasury
Bill Rate + 5.75%), 10.03%,
1/7/2027(a)(e) 250,000 254,950
Gateway Re Ltd. ,
Series A, (T-BILL 1MO
+ 13.96%), 18.23%,
2/24/2026(a)(e) 450,000 490,271
Series AA, (T-BILL 1MO +
5.50%), 9.77%, 7/8/2027(a)
(e) 250,000 256,575
Herbie Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.00%), 10.28%,
1/7/2028(a)(e) 250,000 247,725
Integrity Re Ltd. ,
Series A, (T-BILL 1MO
+ 12.86%), 17.13%,
6/6/2025(a)(e) 400,000 417,600
Series B, (T-BILL 1MO
+ 13.25%), 17.52%,
6/6/2026(a)(e) 250,000 258,725
Kendall Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 6.25%), 10.52%,
4/30/2027(a)(e) 250,000 264,400
Series B, (3 Month Treasury
Bill Rate + 7.75%), 12.02%,
4/30/2027(a)(e) 250,000 262,550
Liberty Mutual Insurance Co. ,
7.70%, 10/15/2097(a) 730,000 819,248
Marlon Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 7.00%), 11.32%,
6/7/2027(a)(e) 250,000 251,125
Merna Reinsurance II Ltd. ,
Series 3, (3 Month Treasury
Bill Rate + 7.53%), 11.81%,
7/7/2025(a)(e) 250,000 258,375
Series A, (3 Month Treasury
Bill Rate + 7.75%), 12.02%,
7/7/2026(a)(e) 400,000 416,160

8 - Statement of Investments - December 31, 2024 - NVIT Amundi Multi Sector Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Merna Reinsurance II Ltd.,
Series B, (3 Month Treasury
Bill Rate + 10.25%),
14.52%, 7/7/2026(a)(e) 450,000 472,545
Series A, (3 Month Treasury
Bill Rate + 7.25%), 11.53%,
7/7/2027(a)(e) 250,000 262,700
Series C, (3 Month Treasury
Bill Rate + 8.50%), 12.78%,
7/7/2027(a)(e) 250,000 265,250
Mystic Re IV Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 11.69%),
15.96%, 1/8/2025(a)(e) 450,000 448,650
Series A, (3 Month Treasury
Bill Rate + 9.17%), 13.45%,
1/8/2026(a)(e) 450,000 472,410
Series A, (3 Month Treasury
Bill Rate + 12.00%),
16.28%, 1/8/2027(a)(e) 250,000 262,075
Purple Re Ltd. ,
Series A, (T-BILL 1MO
+ 9.00%), 13.27%,
6/7/2027(a)(e) 500,000 519,250
Residential Reinsurance 2004
Ltd. ,
Series 4, (3 Month Treasury
Bill Rate + 5.25%), 9.52%,
12/6/2028(a)(e) 250,000 254,775
Series 3, (3 Month Treasury
Bill Rate + 7.00%), 11.27%,
12/6/2028(a)(e) 250,000 256,700
Residential Reinsurance 2023
Ltd. ,
Series 5, (3 Month Treasury
Bill Rate + 5.92%), 10.19%,
12/6/2027(a)(e) 250,000 262,525
Series 3, (T-BILL 1MO
+ 8.42%), 12.69%,
12/6/2027(a)(e) 250,000 263,000
Solomon Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.52%), 9.79%,
6/8/2026(a)(e) 450,000 464,805
Titania RE Ltd. ,
Series A, (T-BILL 1MO
+ 12.53%), 16.80%,
2/27/2026(a)(e) 450,000 476,595
Torrey Pines Re Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 5.22%), 9.49%,
6/5/2026(a)(e) 450,000 463,500
Series A, (T-BILL 1MO
+ 6.00%), 10.28%,
6/7/2027(a)(e) 250,000 262,200
Vitality Re XII Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 2.75%), 7.02%,
1/7/2025(a)(e) 250,000 249,250
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Vitality Re XIII Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 2.00%), 6.27%,
1/6/2026(a)(e) 450,000 448,380
Series B, (3 Month Treasury
Bill Rate + 2.75%), 7.02%,
1/6/2026(a)(e) 250,000 249,100
Vitality Re XIV Ltd. ,
Series A, (3 Month Treasury
Bill Rate + 3.50%), 7.77%,
1/5/2027(a)(e) 500,000 506,400
20,711,930
IT Services 0 .8%
Acuris Finance US, Inc. ,
9.00%, 8/1/2029(a) 2,485,000 2,376,648
Media 1 .1%
Charter Communications
Operating LLC ,
6.65%, 2/1/2034(d) 2,225,000 2,290,195
CSC Holdings LLC ,
11.75%, 1/31/2029(a)(d) 415,000 409,844
4.63%, 12/1/2030(a) 775,000 404,901
Diamond Sports Group LLC ,
6.63%, 8/15/2027(a)(g) 693,000 1,733
3,106,673
Metals & Mining 0 .2%
Galileo Re Ltd. ,
Series B, (3 Month Treasury
Bill Rate + 7.00%), 11.28%,
1/8/2026(a)(e) 250,000 254,425
Series A, (3 Month Treasury
Bill Rate + 7.00%), 11.28%,
1/7/2028(a)(e) 250,000 261,625
516,050
Multi-Utilities 0 .4%
Algonquin Power & Utilities
Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.25%),
4.75%, 1/18/2082(d)(e) 1,330,000 1,248,759
Office REITs 0 .9%
COPT Defense Properties LP ,
2.90%, 12/1/2033(d) 3,150,000 2,530,618
Oil, Gas & Consumable Fuels 7 .6%
Aker BP ASA ,
6.00%, 6/13/2033(a) 2,005,000 2,013,706
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.67%),
6.13%, 3/18/2035(d)(e)(f) 2,605,000 2,559,577
ConocoPhillips Co. ,
5.65%, 1/15/2065 810,000 765,591
Delek Logistics Partners LP ,
8.63%, 3/15/2029(a) 1,970,000 2,036,856

NVIT Amundi Multi Sector Bond Fund - December 31, 2024 - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Enbridge, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.97%),
7.20%, 6/27/2054(e) 185,000 190,168
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(d)(e) 185,000 192,105
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.43%),
8.50%, 1/15/2084(d)(e) 990,000 1,099,546
Energy Transfer LP ,
Series G, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 5.31%), 7.13%,
5/15/2030(e)(f) 620,000 622,233
Golar LNG Ltd. ,
7.00%, 10/20/2025(a) 688,751 694,758
Hilcorp Energy I LP ,
6.88%, 5/15/2034(a) 1,930,000 1,798,931
7.25%, 2/15/2035(a) 480,000 451,260
Kosmos Energy Ltd. ,
7.75%, 5/1/2027(a) 2,150,000 2,084,851
MC Brazil Downstream
Trading SARL ,
7.25%, 6/30/2031(a) 809,248 672,123
Petroleos Mexicanos ,
6.70%, 2/16/2032 2,047,000 1,780,797
Phillips 66 Co. ,
5.25%, 6/15/2031(d) 950,000 952,533
Summit Midstream Holdings
LLC ,
8.63%, 10/31/2029(a) 1,045,000 1,083,811
Tullow Oil plc ,
10.25%, 5/15/2026(a) 1,106,000 958,073
Wildfire Intermediate Holdings
LLC ,
7.50%, 10/15/2029(a)(d) 1,385,000 1,332,681
21,289,600
Passenger Airlines 2 .2%
ABRA Global Finance ,
6.00%, 10/22/2029(a)(h) 2,080,000 1,982,182
American Airlines, Inc. ,
5.75%, 4/20/2029(a)(d) 345,000 342,132
Grupo Aeromexico SAB de
CV ,
8.25%, 11/15/2029(a) 575,000 566,306
8.63%, 11/15/2031(a) 1,235,000 1,216,475
Latam Airlines Group SA ,
7.88%, 4/15/2030(a) 680,000 688,405
OneSky Flight LLC ,
8.88%, 12/15/2029(a) 1,410,000 1,410,987
6,206,487
Pharmaceuticals 0 .7%
Royalty Pharma plc ,
5.40%, 9/2/2034(d) 1,420,000 1,381,723
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Teva Pharmaceutical Finance
Netherlands II BV ,
4.38%, 5/9/2030 EUR 421,000 446,864
Tricida, Inc. ,
3.50%, 5/15/2027^∞ 2,520,000 0
1,828,587
Residential REITs 0 .8%
Sun Communities Operating
LP ,
5.70%, 1/15/2033 2,305,000 2,295,783
Semiconductors & Semiconductor Equipment 1 .0%
Foundry JV Holdco LLC ,
6.15%, 1/25/2032(a) 1,350,000 1,362,049
5.88%, 1/25/2034(a) 660,000 645,659
6.25%, 1/25/2035(a) 385,000 387,528
6.40%, 1/25/2038(a) 260,000 262,706
2,657,942
Textiles, Apparel & Luxury Goods 0 .1%
Tapestry, Inc. ,
5.50%, 3/11/2035 420,000 408,517
Trading Companies & Distributors 0 .2%
Ferguson Enterprises, Inc. ,
5.00%, 10/3/2034 500,000 477,832
Wireless Telecommunication Services 0 .3%
Connect Finco SARL ,
9.00%, 9/15/2029(a)(d) 860,000 783,292
Kenbourne Invest SA ,
6.88%, 11/26/2024(a)(g) 290,000 117,789
901,081
Total Corporate Bonds
(cost $173,946,107)
172,163,766
Foreign Government Security 0 .3%
SAUDI ARABIA 0.3%
Kingdom of Saudi Arabia,
5.75%, 1/16/2054(a) 980,000 915,222
Total Foreign Government Security
(cost $958,624)
915,222
Loan Participations 3 .1%
Commercial Services & Supplies 0 .2%
Amentum Holdings, Inc., First
Lien Term Loan, (CME Term
SOFR 1 Month + 2.25%),
6.61%, 9/29/2031 (e) 630,000 627,373
0
Diversified Consumer Services 0 .5%
Champions Financing, Inc.,
First Lien Term Loan, (CME
Term SOFR 3 Month +
4.75%), 9.27%, 2/6/2029 (e) 1,596,000 1,507,725
0

10 - Statement of Investments - December 31, 2024 - NVIT Amundi Multi Sector Bond Fund
Loan Participations
Principal
Amount ($) Value ($)
Electric Utilities 0 .3%
Alpha Generation LLC, First
Lien Term Loan B, (CME
Term SOFR 1 Month +
2.75%), 7.11%, 9/30/2031
(e) 837,900 842,718
0
Health Care Equipment & Supplies 0 .2%
Sotera Health Holdings LLC,
First Lien Term Loan, (CME
Term SOFR 3 Month +
3.25%), 7.84%, 5/30/2031
(e) 526,599 526,931
0
IT Services 0 .5%
Fortress Intermediate 3, Inc.,
First Lien Term Loan, (CME
Term SOFR 1 Month +
3.50%), 7.86%, 6/27/2031
(e) 1,364,580 1,367,146
0
Media 0 .7%
DIRECTV Financing LLC,
First Lien Term Loan B,
(CME Term SOFR 3 Month
+ 5.25%), 10.10%, 8/2/2029
(e) 414,050 406,030
Radiate Holdco LLC, First
Lien Term Loan, (CME Term
SOFR 1 Month + 3.25%),
7.72%, 9/25/2026 (e) 1,634,450 1,425,273
1,831,303
0
Wireless Telecommunication Services 0 .7%
Zegona Holdco Ltd., First Lien
Term Loan B, (CME Term
SOFR 6 Month + 4.25%),
9.40%, 7/10/2029 (e) 2,009,963 2,020,012
0
Total Loan Participations
(cost $8,950,446) 8,723,208
Mortgage-Backed Securities 13 .6%
FNMA/FHLMC UMBS,
15 Year, Single Family
Conventional Pool TBA
5.50%, 1/25/2040 1,000,000
1,006,523
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 1/25/2055 3,400,000 3,415,672
6.50%, 1/25/2055 5,400,000 5,511,375
6.00%, 2/25/2055 7,100,000 7,126,625
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
5.50%, 1/25/2055 4,200,000 4,144,344
5.00%, 2/25/2055 6,000,000 5,787,635
5.50%, 2/25/2055 6,000,000 5,916,272
GNMA TBA
6.00%, 1/15/2055 2,600,000 2,617,062
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA TBA
6.50%, 1/15/2055 2,500,000 2,542,810
Total Mortgage-Backed Securities
(cost $38,154,551)
38,068,318
Supranational 0 .3%
International Bank for
Reconstruction &
Development(e)
(SOFR + 4.22%), 8.59%,
4/24/2028(a)(e) 250,000 255,475
(SOFR + 12.22%), 16.53%,
4/24/2028(a)(e) 250,000 265,925
(SOFR + 13.72%), 18.03%,
4/24/2028(a)(e) 250,000 261,000
Total Supranational
(cost $750,000)
782,400
Warrants 0 .0%
†
Number of
Warrants
Trading Companies & Distributors 0.0%
†
Avation plc, expiring
10/31/2026 * 35,000 24,099
Total Warrants
(cost $0)
24,099
Repurchase Agreements 9 .7%
Principal
Amount ($)
Cantor Fitzgerald & Co.
4.65%, dated 12/26/2024,
due 1/2/2025, repurchase
price $2,001,809,
collateralized by U.S.
Government Agency
Securities, ranging from
1.19% - 8.00%, maturing
8/20/2027 - 10/20/2074;
total market value
$2,040,000. (i)(j) 2,000,000 2,000,000
Cantor Fitzgerald & Co.
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,000,503,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 9.00%, maturing
2/1/2025 - 8/20/2074;
total market value
$2,040,000. (i)(j) 2,000,000 2,000,000

NVIT Amundi Multi Sector Bond Fund - December 31, 2024 - Statement of Investments - 11
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $13,243,350,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $13,504,825. (i)(j) 13,240,025 13,240,025
CF Secured, LLC
4.47%, dated 12/31/2024,
due 1/2/2025, repurchase
price $9,002,235,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.36%, maturing 1/7/2025
- 2/20/2073; total market
value $9,182,282. (i)(j) 9,000,000 9,000,000
Pershing LLC
4.38%, dated 12/31/2024,
due 1/2/2025, repurchase
price $1,000,244,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 1/1/2025
- 11/20/2074; total market
value $1,020,000. (i)(j) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $27,240,025)
27,240,025
Total Investments
(cost $329,603,315) — 116.6%
327,408,846
Liabilities in excess of other
assets — (16.6)% (46,565,349)
NET ASSETS — 100.0%
$ 280,843,497
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2024
was $183,806,820 which represents 65.45% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of December 31, 2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2024.
(d) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $32,132,347, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $27,240,025 and by
$6,084,890 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.38%, and maturity dates ranging from 1/31/2025 –
8/15/2054, a total value of $33,324,915.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2024.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2024.
The maturity date reflects the next call date.
(g) Security in default.
(h) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(i) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$27,240,025.
(j) Please refer to Note 2 for additional information on the joint repurchase agreement.
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
IO Interest only
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
EUR Euro
USD United States Dollar

12 - Statement of Investments - December 31, 2024 - NVIT Amundi Multi Sector Bond Fund
Centrally Cleared Credit default swap contracts outstanding - buy protection as of December 31, 2024
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Darden
Restaurants, Inc. 1.00 Quarterly 6/20/2029 0.36 USD 533,898 (10,708) (3,569) (14,277)
Markit CDX North
American High
Yield Index Series
43-V1 5.00 Quarterly 12/20/2029 3.02 USD 100,000,000 (6,914,481) (948,026) (7,862,507)
(6,925,189) (951,595) (7,876,784)
As of December 31, 2024, the Fund had $4,667,006 segregated as collateral for credit default swap contracts.
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Currency:
USD United States dollar

NVIT Amundi Multi Sector Bond Fund - December 31, 2024 - Statement of Investments - 13
Forward Foreign Currency Contracts outstanding as of December 31, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 3,562,974 EUR 3,396,170 HSBC Bank USA, N.A. 1/16/2025 43,188
USD 479,614 MXN 9,845,834 Bank of America NA 3/27/2025 13,913
Total unrealized appreciation 57,101
Net unrealized appreciation 57,101
Currency:
EUR Euro
MXN Mexican peso
USD United States dollar
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 37 3/2025 USD 7,607,547 (2,986)
U.S. Treasury 10 Year Note 34 3/2025 USD 3,697,500 (56,549)
U.S. Treasury Long Bond 6 3/2025 USD 683,062 (25,389)
Total long contracts (84,924)
Short Contracts
Euro-Bobl (12) 3/2025 EUR (1,465,023) 15,073
Euro-Bund (27) 3/2025 EUR (3,732,043) 83,030
U.S. Treasury 5 Year Note (388) 3/2025 USD (41,246,219) 158,397
U.S. Treasury 10 Year Ultra Note (428) 3/2025 USD (47,641,750) 588,700
U.S. Treasury Ultra Bond (71) 3/2025 USD (8,442,344) 291,572
Total short contracts 1,136,772
Net contracts 1,051,848
Currency:
EUR Euro
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

14 - Statement of Investments - December 31, 2024 - NVIT BNY Mellon Core Plus Bond Fund
Asset-Backed Securities 9 .2%
Principal
Amount ($) Value ($)
Airlines 0 .0%
†
United Airlines Pass-Through
Trust, Series 2020-1, Class
B, 4.88%, 1/15/2026 22,000 21,964
Automobiles 1 .5%
AmeriCredit Automobile
Receivables Trust, Series
2022-2, Class B, 4.81%,
4/18/2028 1,814,000 1,815,141
Avis Budget Rental Car
Funding AESOP LLC,
Series 2020-1A, Class A,
2.33%, 8/20/2026(a) 2,475,000 2,450,136
Bayview Opportunity Master
Fund VII LLC, Series 2024-
CAR1, Class A, 5.67%,
12/26/2031(a)(b) 890,278 892,442
Bayview Opportunity Master
Fund VII Trust, Series
2024-SN1, Class C, 5.83%,
12/15/2028(a) 1,064,000 1,074,672
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 1,024,783 1,039,730
Credit Acceptance Auto
Loan Trust, Series 2022-
3A, Class A, 6.57%,
10/15/2032(a) 1,272,548 1,278,456
Ford Credit Auto Owner Trust,
Series 2024-1, Class A,
4.87%, 8/15/2036(a)(c) 2,482,000 2,486,052
Huntington Bank Auto Credit-
Linked Notes, Series
2024-2, Class B1, 5.44%,
10/20/2032(a) 754,565 755,159
Merchants Fleet Funding LLC,
Series 2024-1A, Class D,
6.85%, 4/20/2037(a) 2,815,000 2,858,945
Octane Receivables Trust,
Series 2024-3A, Class A2,
4.94%, 5/20/2030(a) 806,000 807,136
Oscar US Funding XVI LLC,
Series 2024-1A, Class A3,
5.54%, 2/10/2028(a) 1,854,000 1,871,750
SFS Auto Receivables
Securitization Trust, Series
2023-1A, Class A2A, 5.89%,
3/22/2027(a) 438,224 439,216
Tesla Auto Lease Trust, Series
2023-B, Class A3, 6.13%,
9/21/2026(a) 4,393,000 4,423,069
US Bank NA, Series 2023-
1, Class B, 6.79%,
8/25/2032(a) 281,092 285,118
World Omni Auto Receivables
Trust, Series 2024-C, Class
A3, 4.43%, 12/17/2029 2,424,000 2,415,605
24,892,627
Asset-Backed Securities
Principal
Amount ($) Value ($)
Equipment Loans & Leases 0 .4%
Amur Equipment Finance
Receivables XI LLC, Series
2022-2A, Class A2, 5.30%,
6/21/2028(a) 309,589 310,903
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 912,953 923,453
Blue Owl Asset Leasing Trust
LLC, Series 2024-1A, Class
A2, 5.05%, 3/15/2029(a) 456,000 456,958
Daimler Trucks Retail Trust,
Series 2023-1, Class A3,
5.90%, 3/15/2027 4,184,000 4,226,316
MetroNet Infrastructure Issuer
LLC, Series 2024-1A, Class
A2, 6.23%, 4/20/2054(a) 418,400 426,802
6,344,432
Home Equity 0 .5%
GS Mortgage-Backed
Securities Trust, Series
2024-HE1, Class A1,
6.17%, 8/25/2054(a)(b) 5,919,561 5,944,900
RCKT Mortgage Trust, Series
2024-CES2, Class A2,
6.39%, 4/25/2044(a)(b) 1,420,702 1,430,695
7,375,595
Other 6 .3%
Apidos CLO XXXIX Ltd.,
Series 2022-39A, Class A1,
5.92%, 4/21/2035(a)(b) 8,660,000 8,672,938
Cerberus Loan Funding
XXXIX LP, Series 2022-
3A, Class AR, 6.06%,
1/15/2033(a)(b) 3,451,508 3,460,568
Cerberus Loan Funding
XXXVII LP, Series 2022-
1A, Class A1, 6.44%,
4/15/2034(a)(b) 5,600,000 5,608,400
DataBank Issuer, Series
2021-2A, Class A2, 2.40%,
10/25/2051(a) 4,008,000 3,789,859
DB Master Finance LLC,
Series 2021-1A, Class A2I,
2.05%, 11/20/2051(a) 4,060,420 3,843,356
EnFin Residential Solar
Receivables Trust
Series 2024-1A, Class A,
6.65%, 2/20/2055(a) 1,899,007 1,921,142
Series 2024-2A, Class A,
5.98%, 9/20/2055(a) 679,579 658,720
Flexential Issuer, Series
2021-1A, Class A2, 3.25%,
11/27/2051(a) 4,941,000 4,652,740
Fortress Credit Opportunities
IX CLO Ltd., Series 2017-
9A, Class A1TR, 6.47%,
10/15/2033(a)(b) 7,250,000 7,251,711

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2024 - Statement of Investments - 15
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A4, 5.15%,
10/27/2059(a) 1,524,000 1,522,520
Hilton Grand Vacations Trust
Series 2022-2A, Class A,
4.30%, 1/25/2037(a) 301,979 297,632
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 593,649 600,074
Jersey Mike's Funding LLC,
Series 2024-1A, Class A2,
5.64%, 2/15/2055(a) 1,190,000 1,175,210
MCF CLO IX Ltd., Series
2019-1A, Class A1RR,
6.65%, 4/17/2036(a)(b) 6,200,000 6,225,618
MCF CLO VIII Ltd., Series
2018-1A, Class AR, 6.58%,
4/18/2036(a)(b) 7,850,000 7,915,736
MF1 Ltd., Series 2021-
FL7, Class AS, 5.94%,
10/16/2036(a)(b) 6,378,500 6,298,922
Neuberger Berman Loan
Advisers CLO 47 Ltd.,
Series 2022-47A, Class A,
5.95%, 4/14/2035(a)(b) 12,721,428 12,732,712
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 7,268,000 6,701,270
OneMain Financial Issuance
Trust, Series 2019-
2A, Class A, 3.14%,
10/14/2036(a) 3,625,000 3,468,283
Purewest Funding LLC, Series
2021-1, Class A1, 4.09%,
12/22/2036(a) 871,911 856,620
Regional Management
Issuance Trust
Series 2024-2, Class A,
5.11%, 12/15/2033(a) 1,865,000 1,867,783
Series 2024-1, Class A,
5.83%, 7/15/2036(a) 929,000 947,606
SBA Tower Trust, 2.59%,
10/15/2031(a) 3,130,000 2,575,124
Textainer Marine Containers
VII Ltd.
Series 2020-2A, Class A,
2.10%, 9/20/2045(a) 2,485,799 2,299,978
Series 2021-2A, Class A,
2.23%, 4/20/2046(a) 2,667,667 2,434,795
TIF Funding III LLC, Series
2024-1A, Class A, 5.48%,
4/20/2049(a) 3,780,663 3,745,477
Trestles CLO IV Ltd., Series
2021-4A, Class A, 6.05%,
7/21/2034(a)(b) 1,450,000 1,450,476
102,975,270
Asset-Backed Securities
Principal
Amount ($) Value ($)
Student Loan 0 .5%
Navient Private Education Refi
Loan Trust
Series 2021-EA, Class A,
0.97%, 12/16/2069(a) 4,359,683 3,839,253
Series 2021-GA, Class A,
1.58%, 4/15/2070(a) 4,395,773 3,880,509
7,719,762
Total Asset-Backed Securities
(cost $152,083,333)
149,329,650
Collateralized Mortgage Obligations 2 .0%
Angel Oak Mortgage Trust
Series 2019-6, Class A1,
2.62%, 11/25/2059(a)(b) 308,859 302,652
Series 2024-3, Class A2,
4.80%, 11/26/2068(a)(c) 361,789 349,356
BRAVO Residential Funding
Trust, Series 2023-
NQM5, Class A2, 6.86%,
6/25/2063(a)(c) 1,313,852 1,326,212
COLT Mortgage Loan Trust,
Series 2023-3, Class A2,
7.43%, 9/25/2068(a)(c) 2,540,984 2,586,213
Cross Mortgage Trust
Series 2024-H2, Class A2,
6.42%, 4/25/2069(a)(c) 969,926 976,306
Series 2024-H2, Class A3,
6.52%, 4/25/2069(a)(c) 1,293,614 1,299,841
Series 2024-H3, Class A2,
6.58%, 6/25/2069(a)(c) 2,584,123 2,611,614
GCAT Trust, Series 2019-
NQM3, Class A1, 3.69%,
11/25/2059(a)(b) 521,997 502,836
GNMA REMICS, Series
2023-19, Class WB, 5.66%,
11/20/2051(b) 2,011,345 2,035,501
Imperial Fund Mortgage Trust,
Series 2023-NQM1, Class
A1, 5.94%, 2/25/2068(a)(c) 1,598,752 1,600,537
JP Morgan Mortgage Trust,
Series 2024-CES1, Class
A2, 6.15%, 6/25/2054(a)(c) 1,874,464 1,876,733
New Residential Mortgage
Loan Trust
Series 2019-NQM5, Class
A1, 2.71%, 11/25/2059(a)(b) 905,188 844,306
Series 2022-NQM1, Class
A1, 2.28%, 4/25/2061(a)(b) 7,148,352 6,154,481
NYMT Loan Trust, Series
2024-BPL2, Class A1,
6.51%, 5/25/2039(a)(c) 4,393,000 4,428,045
Starwood Mortgage
Residential Trust, Series
2021-3, Class A1, 1.13%,
6/25/2056(a)(b) 1,883,961 1,618,182
Towd Point Mortgage Trust,
Series 2023-1, Class A1,
3.75%, 1/25/2063(a) 1,438,348 1,364,500

16 - Statement of Investments - December 31, 2024 - NVIT BNY Mellon Core Plus Bond Fund
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Verus Securitization Trust,
Series 2021-3, Class A1,
1.05%, 6/25/2066(a)(b) 2,479,022 2,081,045
Total Collateralized Mortgage Obligations
(cost $33,582,563)
31,958,360
Commercial Mortgage-Backed Securities 1 .6%
BANK5, Series 2024-
5YR12, Class A2, 5.42%,
12/15/2057 8,240,000 8,326,813
Benchmark Mortgage Trust,
Series 2024-V11, Class A2,
5.42%, 11/15/2057 3,994,390 4,031,655
Citigroup Commercial
Mortgage Trust, Series
2018-C6, Class A4, 4.41%,
11/10/2051 4,505,000 4,313,073
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 3,795,000 3,773,415
Series 2017-C39, Class A5,
3.42%, 9/15/2050 3,895,000 3,714,745
WFRBS Commercial
Mortgage Trust, Series
2014-C22, Class AS,
4.07%, 9/15/2057(b) 2,617,263 2,420,707
Total Commercial Mortgage-Backed
Securities
(cost $27,748,877) 26,580,408
Corporate Bonds 32 .2%
Aerospace & Defense 0 .9%
Boeing Co. (The) ,
2.20%, 2/4/2026 4,607,000 4,467,826
5.81%, 5/1/2050 3,910,000 3,636,900
6.86%, 5/1/2054(d) 2,292,000 2,436,045
Rolls-Royce plc ,
5.75%, 10/15/2027(a) 3,620,000 3,675,726
TransDigm, Inc. ,
5.50%, 11/15/2027 610,000 599,407
6.75%, 8/15/2028(a) 629,000 634,487
15,450,391
Automobiles 0 .2%
Volkswagen Group of America
Finance LLC ,
3.35%, 5/13/2025(a) 3,485,000 3,465,053
Banks 6 .4%
Bank of America Corp. ,
4.45%, 3/3/2026 4,155,000 4,137,778
(CME Term SOFR 3
Month + 1.77%), 3.71%,
4/24/2028(d)(e) 3,125,000 3,043,580
(SOFR + 2.15%), 2.59%,
4/29/2031(e) 4,605,000 4,056,848
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.22%), 2.30%,
7/21/2032(e) 5,145,000 4,289,141
(SOFR + 1.91%), 5.29%,
4/25/2034(d)(e) 7,500,000 7,436,989
(SOFR + 1.65%), 5.47%,
1/23/2035(d)(e) 1,034,000 1,035,131
BNP Paribas SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.34%),
4.63%, 2/25/2031(a)(e)(f) 1,290,000 1,087,320
Citigroup, Inc. ,
Series EE, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.57%), 6.75%,
2/15/2030(d)(e)(f) 4,172,000 4,138,069
Series V, (SOFR + 3.23%),
4.70%, 1/30/2025(e)(f) 750,000 745,280
Citizens Bank NA ,
2.25%, 4/28/2025(d) 729,000 722,982
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(d)(e) 1,336,000 1,355,682
(SOFR + 1.91%), 5.72%,
7/23/2032(d)(e) 3,465,000 3,477,067
(SOFR + 2.33%), 6.65%,
4/25/2035(d)(e) 1,679,000 1,770,028
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.40%),
5.71%, 3/1/2030(a)(d)(e) 4,106,000 4,162,534
Fifth Third Bancorp ,
Series L, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 4.22%),
4.50%, 9/30/2025(e)(f) 655,000 645,982
Huntington Bancshares, Inc. ,
(SOFR + 1.28%), 5.27%,
1/15/2031(e) 5,252,000 5,256,142
ING Groep NV ,
(SOFR + 1.64%), 3.87%,
3/28/2026(e) 5,946,000 5,929,780
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.34%),
5.75%, 11/16/2026(e)(f) 1,385,000 1,366,732
JPMorgan Chase & Co. ,
Series CC, (CME Term
SOFR 3 Month + 2.84%),
7.41%, 2/01/2025(e)(f) 1,430,000 1,439,075
(CME Term SOFR 3
Month + 1.51%), 2.74%,
10/15/2030(e) 4,550,000 4,098,710
(SOFR + 2.58%), 5.72%,
9/14/2033(d)(e) 5,240,000 5,352,072
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(e) 2,385,000 1,611,296

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2024 - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
Series KK, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 2.85%), 3.65%,
6/01/2026(e)(f) 450,000 436,538
Series HH, (CME Term
SOFR 3 Month + 3.13%),
4.60%, 2/01/2025(e)(f) 2,208,000 2,198,144
PNC Financial Services
Group, Inc. (The) ,
(United States SOFR
Compounded Index
+ 1.73%), 6.62%,
10/20/2027(d)(e) 2,671,000 2,751,764
Santander Holdings USA, Inc. ,
(SOFR + 2.36%), 6.50%,
3/9/2029(e) 1,280,000 1,315,234
Truist Financial Corp. ,
(SOFR + 2.45%), 7.16%,
10/30/2029(e) 1,453,000 1,553,689
(SOFR + 2.36%), 5.87%,
6/8/2034(e) 742,000 755,430
(SOFR + 1.92%), 5.71%,
1/24/2035(d)(e) 7,000,000 7,053,566
US Bancorp ,
(SOFR + 2.26%), 5.84%,
6/12/2034(d)(e) 1,532,000 1,561,717
(SOFR + 1.86%), 5.68%,
1/23/2035(d)(e) 2,963,000 2,988,011
Wells Fargo & Co. ,
(SOFR + 2.00%), 2.19%,
4/30/2026(e) 1,680,000 1,664,789
(SOFR + 1.51%), 3.53%,
3/24/2028(e) 3,183,000 3,087,282
(SOFR + 1.74%), 5.57%,
7/25/2029(d)(e) 2,408,000 2,444,831
(SOFR + 1.50%), 5.20%,
1/23/2030(e) 2,396,000 2,402,819
(SOFR + 2.02%), 5.39%,
4/24/2034(e) 5,665,000 5,601,971
Series U, + 3.99%), 5.87%,
6/15/2025(c)(e)(f) 645,000 643,832
103,617,835
Beverages 0 .4%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 2,597,000 2,361,625
Constellation Brands, Inc. ,
3.15%, 8/1/2029 2,677,000 2,464,977
2.25%, 8/1/2031 2,625,000 2,184,371
7,010,973
Biotechnology 0 .2%
Amgen, Inc. ,
5.25%, 3/2/2030 1,019,000 1,028,508
Gilead Sciences, Inc. ,
2.80%, 10/1/2050 2,675,000 1,644,135
2,672,643
Corporate Bonds
Principal
Amount ($) Value ($)
Broadline Retail 0 .2%
Macy's Retail Holdings LLC ,
5.88%, 3/15/2030(a)(d) 3,490,000 3,339,188
Building Products 0 .5%
Carrier Global Corp. ,
2.49%, 2/15/2027 1,046,000 1,000,170
2.72%, 2/15/2030 3,515,000 3,144,330
6.20%, 3/15/2054(d) 259,000 273,818
Smyrna Ready Mix Concrete
LLC ,
8.88%, 11/15/2031(a) 3,345,000 3,507,082
7,925,400
Capital Markets 2 .3%
Goldman Sachs Group, Inc.
(The) ,
(SOFR + 1.09%), 1.99%,
1/27/2032(e) 4,720,000 3,895,216
(SOFR + 1.28%), 2.62%,
4/22/2032(e) 5,415,000 4,614,257
(SOFR + 1.25%), 2.38%,
7/21/2032(e) 3,947,000 3,289,435
(SOFR + 1.58%), 5.56%,
11/19/2045(e) 936,000 903,948
Morgan Stanley ,
3.63%, 1/20/2027 4,000,000 3,927,088
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(e) 2,825,000 2,724,326
(SOFR + 1.14%), 2.70%,
1/22/2031(e) 4,661,000 4,141,342
(SOFR + 1.02%), 1.93%,
4/28/2032(e) 4,630,000 3,787,034
Nasdaq, Inc. ,
5.35%, 6/28/2028(d) 1,398,000 1,417,600
5.95%, 8/15/2053 366,000 369,172
State Street Corp. ,
Series I, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 2.61%),
6.70%, 3/15/2029(e)(f) 3,595,000 3,666,023
UBS Group AG ,
(SOFR + 3.92%), 6.54%,
8/12/2033(a)(d)(e) 1,359,000 1,440,871
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.77%),
5.70%, 2/8/2035(a)(d)(e) 2,591,000 2,607,952
36,784,264
Chemicals 0 .7%
Braskem Netherlands Finance
BV ,
8.00%, 10/15/2034(a) 1,151,000 1,097,708
Celanese US Holdings LLC ,
5.34%, 1/19/2029(c) EUR 6,820,000 7,465,245
Solvay Finance America LLC ,
5.85%, 6/4/2034(a)(d) 3,491,000 3,542,485
12,105,438

18 - Statement of Investments - December 31, 2024 - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies 0 .1%
Prime Security Services
Borrower LLC ,
5.75%, 4/15/2026(a) 590,000 589,669
6.25%, 1/15/2028(a)(d) 911,000 905,993
1,495,662
Consumer Finance 1 .5%
AerCap Ireland Capital DAC ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.72%),
6.95%, 3/10/2055(d)(e) 743,000 764,676
American Express Co. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.85%),
3.55%, 9/15/2026(e)(f) 1,625,000 1,561,916
Capital One Financial Corp. ,
Series M, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.16%), 3.95%,
9/01/2026(e)(f) 1,000,000 951,132
Ford Motor Credit Co. LLC ,
2.30%, 2/10/2025(d) 10,914,000 10,877,610
5.80%, 3/5/2027(d) 2,690,000 2,715,375
4.13%, 8/17/2027 5,253,000 5,078,964
5.11%, 5/3/2029(d) 585,000 569,769
General Motors Financial Co.,
Inc. ,
2.40%, 10/15/2028(d) 2,741,000 2,484,922
25,004,364
Containers & Packaging 0 .4%
Ardagh Metal Packaging
Finance USA LLC ,
6.00%, 6/15/2027(a)(d) 200,000 198,436
4.00%, 9/1/2029(a)(d) 1,988,000 1,707,678
Sealed Air Corp. ,
1.57%, 10/15/2026(a)(d) 4,545,000 4,275,138
Smurfit Westrock Financing
DAC ,
5.42%, 1/15/2035(a) 820,000 814,058
6,995,310
Diversified Consumer Services 0 .0%
†
Belron UK Finance plc ,
5.75%, 10/15/2029(a) 564,000 558,196
Diversified Telecommunication Services 1 .2%
AT&T, Inc. ,
4.35%, 3/1/2029(d) 2,955,000 2,890,993
2.25%, 2/1/2032 4,105,000 3,393,665
2.55%, 12/1/2033(d) 8,073,000 6,503,073
Iliad Holding SASU ,
8.50%, 4/15/2031(a) 1,784,000 1,896,686
Sprint Capital Corp. ,
6.88%, 11/15/2028 195,000 206,989
Verizon Communications, Inc. ,
3.50%, 6/28/2032 EUR 4,659,000 4,902,006
19,793,412
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities 2 .2%
AES Panama Generation
Holdings SRL ,
4.38%, 5/31/2030(a) 2,477,560 2,166,428
Commonwealth Edison Co. ,
4.00%, 3/1/2049 3,230,000 2,486,670
Duke Energy Corp. ,
3.50%, 6/15/2051 2,665,000 1,798,042
Duke Energy Indiana LLC ,
Series YYY, 3.25%,
10/1/2049 2,500,000 1,677,453
Electricite de France SA ,
5.70%, 5/23/2028(a) 779,000 791,114
6.90%, 5/23/2053(a)(d) 1,818,000 1,950,068
Enel Finance International NV ,
7.50%, 10/14/2032(a) 1,371,000 1,526,798
5.50%, 6/26/2034(a)(d) 1,411,000 1,396,015
Eversource Energy ,
5.50%, 1/1/2034(d) 1,271,000 1,260,909
Exelon Corp. ,
4.05%, 4/15/2030(d) 4,282,000 4,080,603
5.45%, 3/15/2034(d) 891,000 888,934
5.63%, 6/15/2035 4,170,000 4,185,779
FirstEnergy Corp. ,
Series C, 4.85%,
7/15/2047(c) 450,000 383,819
Indiana Michigan Power Co. ,
5.63%, 4/1/2053 376,000 366,353
IPALCO Enterprises, Inc. ,
5.75%, 4/1/2034 2,309,000 2,312,842
Jersey Central Power & Light
Co. ,
5.10%, 1/15/2035(a)(d) 1,613,000 1,573,370
Kentucky Utilities Co. ,
3.30%, 6/1/2050 2,345,000 1,578,972
NextEra Energy Capital
Holdings, Inc. ,
1.90%, 6/15/2028(d) 2,320,000 2,100,212
Niagara Mohawk Power Corp. ,
5.66%, 1/17/2054(a)(d) 939,000 909,428
NRG Energy, Inc. ,
3.63%, 2/15/2031(a)(d) 490,000 428,486
Pacific Gas and Electric Co. ,
3.30%, 8/1/2040(d) 1,410,000 1,055,064
Vistra Operations Co. LLC ,
4.38%, 5/1/2029(a)(d) 270,000 254,208
35,171,567
Financial Services 0 .4%
Fiserv, Inc. ,
5.60%, 3/2/2033 1,244,000 1,259,949
Global Payments, Inc. ,
5.40%, 8/15/2032 1,723,000 1,721,828
Synchrony Bank ,
5.40%, 8/22/2025 2,951,000 2,954,613
5,936,390
Food Products 0 .4%
Bimbo Bakeries USA, Inc. ,
6.40%, 1/15/2034(a) 3,871,000 4,035,564
5.38%, 1/9/2036(a) 449,000 433,090
J M Smucker Co. (The) ,
6.50%, 11/15/2053(d) 1,041,000 1,116,680

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2024 - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Viking Baked Goods
Acquisition Corp. ,
8.63%, 11/1/2031(a)(d) 1,234,000 1,212,227
6,797,561
Ground Transportation 0 .1%
AerCap Global Aviation Trust ,
(CME Term SOFR 3
Month + 4.56%), 6.50%,
6/15/2045(a)(e) 229,000 228,499
Triton Container International
Ltd. ,
3.15%, 6/15/2031(a) 1,418,000 1,203,783
1,432,282
Health Care Equipment & Supplies 0 .1%
GE HealthCare Technologies,
Inc. ,
4.80%, 8/14/2029(d) 1,741,000 1,724,725
Health Care Providers & Services 0 .9%
CVS Health Corp. ,
3.00%, 8/15/2026(d) 3,045,000 2,949,591
1.75%, 8/21/2030 4,080,000 3,321,205
5.88%, 6/1/2053(d) 577,000 529,305
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.52%),
6.75%, 12/10/2054(d)(e) 2,504,000 2,455,267
HCA, Inc. ,
7.69%, 6/15/2025(d) 85,000 85,996
5.38%, 9/1/2026 690,000 692,070
3.13%, 3/15/2027(d) 1,099,000 1,057,621
5.63%, 9/1/2028 145,000 146,927
5.45%, 9/15/2034 1,728,000 1,684,266
Tenet Healthcare Corp. ,
6.13%, 10/1/2028(d) 998,000 996,149
13,918,397
Hotels, Restaurants & Leisure 0 .7%
Carnival Corp. ,
6.00%, 5/1/2029(a)(d) 490,000 488,841
Life Time, Inc. ,
6.00%, 11/15/2031(a)(d) 1,281,000 1,268,198
MGM China Holdings Ltd. ,
5.25%, 6/18/2025(a) 3,275,000 3,259,524
NCL Corp. Ltd. ,
5.88%, 3/15/2026(a)(d) 2,475,000 2,471,641
Wynn Macau Ltd. ,
5.63%, 8/26/2028(a) 2,361,000 2,273,834
5.63%, 8/26/2028(a) 1,950,000 1,878,007
11,640,045
Independent Power and Renewable Electricity Producers
0 .6%
AES Andes SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.92%),
6.35%, 10/7/2079(a)(e) 1,888,000 1,873,839
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Power and Renewable Electricity Producers
AES Corp. (The) ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.89%),
6.95%, 7/15/2055(d)(e) 3,369,000 3,294,954
Constellation Energy
Generation LLC ,
5.80%, 3/1/2033(d) 4,027,000 4,114,821
9,283,614
Industrial REITs 0 .2%
Rexford Industrial Realty LP ,
2.15%, 9/1/2031 3,445,000 2,799,092
Insurance 0 .4%
Allianz SE ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.17%),
3.20%, 10/30/2027(a)(e)(f) 2,200,000 1,908,320
American International Group,
Inc. ,
4.38%, 6/30/2050(d) 4,738,000 3,915,534
Unum Group ,
6.00%, 6/15/2054(d) 1,178,000 1,164,161
6,988,015
IT Services 0 .1%
Kyndryl Holdings, Inc. ,
2.05%, 10/15/2026 1,054,000 1,002,188
Machinery 0 .0%
†
Terex Corp. ,
6.25%, 10/15/2032(a)(d) 387,000 379,258
Media 0 .6%
Charter Communications
Operating LLC ,
4.80%, 3/1/2050(d) 1,720,000 1,291,990
3.70%, 4/1/2051(d) 2,565,000 1,602,251
Comcast Corp. ,
3.30%, 2/1/2027 2,740,000 2,667,092
Sirius XM Radio LLC ,
4.00%, 7/15/2028(a) 4,380,000 4,035,542
9,596,875
Metals & Mining 0 .2%
Cleveland-Cliffs, Inc. ,
7.00%, 3/15/2032(a)(d) 2,915,000 2,862,853
Multi-Utilities 0 .7%
DTE Energy Co. ,
Series F, 1.05%, 6/1/2025 2,645,000 2,604,148
4.95%, 7/1/2027 2,513,000 2,522,425
NiSource, Inc. ,
5.25%, 3/30/2028(d) 485,000 489,202
5.35%, 4/1/2034(d) 2,130,000 2,112,365
Public Service Enterprise
Group, Inc. ,
6.13%, 10/15/2033 1,796,000 1,871,447

20 - Statement of Investments - December 31, 2024 - NVIT BNY Mellon Core Plus Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 3,120,000 2,569,283
12,168,870
Oil, Gas & Consumable Fuels 5 .2%
Abu Dhabi Crude Oil Pipeline
LLC ,
Reg. S, 4.60%, 11/2/2047 550,000 483,843
BP Capital Markets plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.04%),
4.38%, 6/22/2025(e)(f) 1,344,000 1,331,612
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 795,000 769,703
3.25%, 1/31/2032 630,000 546,281
5.95%, 6/30/2033(d) 874,000 894,705
CITGO Petroleum Corp. ,
8.38%, 1/15/2029(a)(d) 1,797,000 1,851,424
Coterra Energy, Inc. ,
5.90%, 2/15/2055(d) 3,667,000 3,458,932
CVR Energy, Inc. ,
5.75%, 2/15/2028(a)(d) 3,534,000 3,256,484
DT Midstream, Inc. ,
4.13%, 6/15/2029(a) 675,000 630,368
4.30%, 4/15/2032(a) 3,995,000 3,645,782
5.80%, 12/15/2034(a)(d) 5,634,000 5,673,658
Empresa Nacional del
Petroleo ,
5.95%, 7/30/2034(a) 637,000 633,336
Enbridge, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.12%),
7.38%, 3/15/2055(e) 4,136,000 4,294,835
Energy Transfer LP ,
2.90%, 5/15/2025 2,930,000 2,907,395
5.55%, 5/15/2034 575,000 572,056
6.25%, 4/15/2049 2,850,000 2,852,387
Enterprise Products Operating
LLC ,
Series E, (CME Term SOFR
3 Month + 3.29%), 5.25%,
8/16/2077(e) 2,500,000 2,442,785
Global Partners LP ,
6.88%, 1/15/2029 1,034,000 1,026,083
8.25%, 1/15/2032(a)(d) 1,587,000 1,631,648
Hess Midstream Operations
LP ,
5.50%, 10/15/2030(a) 1,192,000 1,152,369
Howard Midstream Energy
Partners LLC ,
8.88%, 7/15/2028(a)(d) 1,574,000 1,653,103
7.38%, 7/15/2032(a)(d) 742,000 753,777
Ithaca Energy North Sea plc ,
8.13%, 10/15/2029(a) 4,195,000 4,257,986
Korea National Oil Corp. ,
1.75%, 4/18/2025(a) 2,812,000 2,784,409
Occidental Petroleum Corp. ,
6.45%, 9/15/2036 2,165,000 2,216,373
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
ONEOK, Inc. ,
3.25%, 6/1/2030 2,270,000 2,059,949
5.80%, 11/1/2030 1,209,000 1,246,122
6.10%, 11/15/2032(d) 1,246,000 1,289,399
Petroleos Mexicanos ,
6.50%, 3/13/2027 4,260,000 4,118,454
Phillips 66 ,
1.30%, 2/15/2026(d) 2,420,000 2,331,644
Pioneer Natural Resources
Co. ,
2.15%, 1/15/2031(d) 4,695,000 3,985,024
Saudi Arabian Oil Co. ,
5.75%, 7/17/2054(a) 2,853,000 2,668,091
South Bow USA Infrastructure
Holdings LLC ,
5.03%, 10/1/2029(a)(d) 1,876,000 1,843,361
Targa Resources Partners LP ,
5.50%, 3/1/2030(d) 5,893,000 5,911,534
4.88%, 2/1/2031 1,266,000 1,222,375
Williams Cos., Inc. (The) ,
2.60%, 3/15/2031(d) 7,754,000 6,677,108
85,074,395
Passenger Airlines 0 .3%
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 263,000 262,150
5.75%, 4/20/2029(a)(d) 326,000 323,290
United Airlines, Inc. ,
4.38%, 4/15/2026(a)(d) 817,000 803,322
4.63%, 4/15/2029(a)(d) 3,032,000 2,882,784
4,271,546
Pharmaceuticals 0 .2%
Bayer US Finance LLC ,
6.50%, 11/21/2033(a)(d) 2,206,000 2,244,404
Teva Pharmaceutical Finance
Netherlands III BV ,
5.13%, 5/9/2029 613,000 598,607
2,843,011
Residential REITs 0 .2%
American Homes 4 Rent LP ,
5.25%, 3/15/2035 3,341,000 3,250,976
Retail REITs 0 .4%
Brixmor Operating Partnership
LP ,
3.85%, 2/1/2025(d) 1,524,000 1,521,989
Kite Realty Group LP ,
4.00%, 10/1/2026 1,256,000 1,236,602
4.95%, 12/15/2031(d) 2,150,000 2,091,807
5.50%, 3/1/2034 433,000 430,677
Phillips Edison Grocery Center
Operating Partnership I LP ,
5.75%, 7/15/2034(d) 1,924,000 1,926,204
7,207,279
Semiconductors & Semiconductor Equipment 0 .3%
Broadcom, Inc. ,
3.19%, 11/15/2036(a) 4,550,000 3,665,207
Intel Corp. ,
5.20%, 2/10/2033(d) 588,000 568,494
5.70%, 2/10/2053(d) 388,000 343,142

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2024 - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Micron Technology, Inc. ,
2.70%, 4/15/2032(d) 1,124,000 941,898
5,518,741
Software 0 .5%
Oracle Corp. ,
5.55%, 2/6/2053(d) 768,000 725,601
5.38%, 9/27/2054(d) 5,905,000 5,442,765
VMware LLC ,
2.20%, 8/15/2031(d) 2,540,000 2,107,044
8,275,410
Specialized REITs 0 .7%
Crown Castle, Inc. ,
2.10%, 4/1/2031 1,655,000 1,369,780
EPR Properties ,
4.50%, 4/1/2025 3,497,000 3,488,216
4.75%, 12/15/2026 3,408,000 3,378,840
4.50%, 6/1/2027 385,000 378,417
4.95%, 4/15/2028(d) 340,000 334,195
3.75%, 8/15/2029(d) 140,000 129,703
Extra Space Storage LP ,
5.70%, 4/1/2028 1,213,000 1,238,297
2.35%, 3/15/2032 1,535,000 1,254,031
11,571,479
Technology Hardware, Storage & Peripherals 0 .1%
Dell International LLC ,
6.02%, 6/15/2026 670,000 679,605
3.45%, 12/15/2051 2,421,000 1,643,226
2,322,831
Tobacco 0 .9%
BAT Capital Corp. ,
2.26%, 3/25/2028(d) 4,275,000 3,927,454
6.34%, 8/2/2030(d) 1,940,000 2,039,921
7.08%, 8/2/2053(d) 699,000 766,866
BAT International Finance plc ,
1.67%, 3/25/2026(d) 3,036,000 2,920,771
Philip Morris International,
Inc. ,
5.63%, 11/17/2029(d) 871,000 897,148
2.10%, 5/1/2030 3,803,000 3,287,689
13,839,849
Trading Companies & Distributors 0 .1%
Aircastle Ltd. ,
5.75%, 10/1/2031(a)(d) 1,463,000 1,472,847
Wireless Telecommunication Services 0 .7%
Sprint LLC ,
7.63%, 3/1/2026 315,000 321,971
T-Mobile USA, Inc. ,
2.05%, 2/15/2028(d) 2,985,000 2,741,241
2.63%, 2/15/2029(d) 215,000 195,436
2.40%, 3/15/2029 2,561,000 2,306,218
2.55%, 2/15/2031 2,990,000 2,571,897
2.88%, 2/15/2031(d) 550,000 483,352
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
T-Mobile USA, Inc.,
4.38%, 4/15/2040 2,975,000 2,578,754
11,198,869
Total Corporate Bonds
(cost $554,892,378)
524,767,094
Foreign Government Securities 4 .2%
AUSTRALIA 1.0%
New South Wales Treasury
Corp.,
Reg. S, 1.75%, 3/20/2034 AUD 8,000,000 3,766,979
Treasury Corp. of Victoria,
5.25%, 9/15/2038 20,435,000 12,356,701
16,123,680
HUNGARY 0.1%
Hungary Government Bond,
6.75%, 9/25/2052(a) 1,220,000 1,239,442
JAPAN 1.3%
Japan Government Bond,
2.20%, 6/20/2054
JPY
3,351,750,000 21,092,092
POLAND 0.2%
Republic of Poland,
5.50%, 3/18/2054 3,479,000 3,201,171
ROMANIA 0.3%
Romania Government Bond,
5.75%, 3/24/2035(a) 4,850,000 4,327,543
UNITED KINGDOM 1.3%
U.K. Treasury Gilt,
Reg. S, 1.50%, 7/31/2053 GBP 37,700,000 21,964,179
Total Foreign Government Securities
(cost $75,926,008)
67,948,107
Mortgage-Backed Securities 29 .7%
FHLMC Gold Pool
Pool# C03795
3.50%, 4/1/2042 361,570 329,887
Pool# Q08997
3.50%, 6/1/2042 208,539 190,268
Pool# Q19480
4.00%, 6/1/2043 698,113 652,157
Pool# V80509
4.00%, 10/1/2043 94,552 88,855
Pool# Q29697
3.50%, 11/1/2044 264,176 239,402
Pool# G07961
3.50%, 3/1/2045 214,870 194,276
Pool# V82196
4.50%, 1/1/2046 84,288 81,095
Pool# G61281
3.50%, 1/1/2048 593,485 533,363

22 - Statement of Investments - December 31, 2024 - NVIT BNY Mellon Core Plus Bond Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB0492
2.00%, 10/1/2035 7,620,225 6,786,575
Pool# QA7325
3.00%, 2/1/2050 996,102 859,689
Pool# QA6750
3.00%, 2/1/2050 96,210 82,985
Pool# QA8311
3.00%, 3/1/2050 822,653 712,903
Pool# RA2650
3.00%, 5/1/2050 840,962 724,325
Pool# QB4785
2.50%, 10/1/2050 1,528,320 1,260,232
Pool# SD0612
2.50%, 11/1/2050 9,505,895 7,942,715
Pool# SD7535
2.50%, 2/1/2051 19,776,149 16,414,622
Pool# QB9401
2.00%, 3/1/2051 1,873,952 1,482,822
Pool# QC2992
2.50%, 6/1/2051 18,136,504 14,925,478
Pool# RA5910
3.50%, 9/1/2051 6,574,822 5,858,391
Pool# SD3771
2.50%, 3/1/2052 12,643,150 10,383,851
Pool# SD1607
2.50%, 3/1/2052 10,223,928 8,501,356
Pool# SD5351
3.00%, 6/1/2052 11,703,115 10,146,654
Pool# SD1042
3.00%, 6/1/2052 4,119,589 3,557,612
Pool# SD5726
3.00%, 7/1/2052 8,316,223 7,108,661
Pool# SD1440
3.50%, 7/1/2052 5,560,805 4,939,754
Pool# SD1716
5.00%, 9/1/2052 7,930,934 7,757,521
Pool# SD1686
5.50%, 9/1/2052 7,590,199 7,567,565
Pool# SD1853
5.50%, 11/1/2052 3,661,842 3,681,935
Pool# SD4084
5.50%, 10/1/2053 8,351,642 8,331,040
Pool# RJ1975
6.00%, 7/1/2054 2,798,934 2,829,931
Pool# RJ2655
5.00%, 10/1/2054 6,687,113 6,479,368
Pool# SD6767
6.00%, 10/1/2054 16,215,385 16,335,219
FNMA UMBS Pool
Pool# FM6329
2.00%, 3/1/2036 7,641,988 6,803,290
Pool# CA9439
2.50%, 3/1/2036 15,237,280 13,953,699
Pool# CB3424
3.00%, 5/1/2037 6,612,824 6,209,325
Pool# FS4267
4.50%, 3/1/2038 2,249,249 2,206,668
Pool# AH9471
4.50%, 4/1/2041 193,056 187,170
Pool# AH4038
4.50%, 4/1/2041 167,491 162,378
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AI3506
4.50%, 6/1/2041 7,984 7,741
Pool# FS3014
5.00%, 10/1/2042 11,622,585 11,408,982
Pool# AL2866
3.50%, 11/1/2042 4,476,395 4,078,543
Pool# AQ9328
3.50%, 1/1/2043 76,740 69,919
Pool# AB9046
3.50%, 4/1/2043 445,609 405,625
Pool# AT2021
3.50%, 4/1/2043 315,447 287,403
Pool# AB9864
3.50%, 7/1/2043 159,815 145,409
Pool# AS0212
3.50%, 8/1/2043 691,459 628,262
Pool# AS0210
3.50%, 8/1/2043 441,762 401,754
Pool# AU3742
3.50%, 8/1/2043 242,016 220,300
Pool# AU6857
4.00%, 9/1/2043 248,391 232,822
Pool# AU4386
4.00%, 10/1/2043 73,854 69,313
Pool# AS1559
4.00%, 1/1/2044 463,332 434,837
Pool# AW2478
4.50%, 6/1/2044 82,162 78,941
Pool# AL6432
4.00%, 1/1/2045 451,240 420,052
Pool# AS5175
3.50%, 6/1/2045 419,569 377,936
Pool# AS6464
3.50%, 1/1/2046 390,657 351,906
Pool# MA3305
3.50%, 3/1/2048 3,778,957 3,384,474
Pool# BO8947
3.00%, 1/1/2050 561,909 485,658
Pool# FM4334
3.00%, 4/1/2050 1,236,497 1,067,549
Pool# FS2253
3.50%, 4/1/2050 6,329,459 5,680,439
Pool# CA5689
3.00%, 5/1/2050 1,795,055 1,554,026
Pool# BP9581
2.50%, 8/1/2050 1,138,328 943,064
Pool# FM5316
2.00%, 12/1/2050 1,395,368 1,097,861
Pool# CA8817
2.00%, 2/1/2051 3,160,703 2,478,754
Pool# BR4515
2.00%, 2/1/2051 2,071,422 1,628,843
Pool# BR4029
2.00%, 2/1/2051 1,825,350 1,439,573
Pool# BR4051
2.00%, 2/1/2051 1,440,912 1,136,949
Pool# BR2667
2.00%, 2/1/2051 1,297,951 1,027,081
Pool# BR7795
2.50%, 4/1/2051 2,666,970 2,197,484
Pool# FM7151
2.00%, 5/1/2051 804,435 634,599

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2024 - Statement of Investments - 23
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM7189
2.50%, 5/1/2051 2,515,677 2,090,607
Pool# FS3080
3.00%, 5/1/2051 8,270,300 7,160,042
Pool# FM7398
2.50%, 6/1/2051 12,895,001 10,766,614
Pool# FM7738
2.50%, 6/1/2051 1,815,325 1,495,894
Pool# BT0417
2.50%, 6/1/2051 1,139,702 938,532
Pool# FM9134
3.00%, 6/1/2051 12,360,264 10,771,784
Pool# BT1339
2.50%, 7/1/2051 2,076,037 1,703,500
Pool# FM8178
2.50%, 7/1/2051 1,331,896 1,094,118
Pool# CB1038
2.50%, 7/1/2051 1,133,969 934,642
Pool# FS3391
2.50%, 8/1/2051 5,184,259 4,295,759
Pool# FP0012
3.00%, 8/1/2051 3,464,991 2,998,970
Pool# FM9563
3.00%, 10/1/2051 12,248,263 10,490,294
Pool# FS5928
2.50%, 1/1/2052 10,467,898 8,582,939
Pool# FS5448
3.00%, 3/1/2052 11,648,675 10,076,880
Pool# FS3537
2.50%, 4/1/2052 7,380,974 6,162,627
Pool# FS1380
3.50%, 4/1/2052 6,799,012 6,040,018
Pool# FS1855
4.00%, 5/1/2052 6,801,919 6,272,956
Pool# FS1804
4.00%, 5/1/2052 6,472,619 5,976,396
Pool# FS6731
3.00%, 6/1/2052 11,955,378 10,369,991
Pool# FS2074
3.00%, 6/1/2052 4,919,748 4,257,306
Pool# FS2513
4.00%, 7/1/2052 6,139,442 5,640,956
Pool# FS2323
4.00%, 7/1/2052 5,493,196 5,043,301
Pool# FS2293
4.50%, 7/1/2052 15,370,110 14,557,909
Pool# FS2257
4.50%, 7/1/2052 2,936,013 2,787,533
Pool# CB4037
5.00%, 7/1/2052 7,463,205 7,231,602
Pool# FS2790
5.00%, 9/1/2052 10,964,893 10,650,923
Pool# FS3210
5.00%, 9/1/2052 5,292,679 5,132,983
Pool# CB8628
6.00%, 6/1/2054 4,070,491 4,117,124
Pool# FS8585
5.50%, 7/1/2054 17,358,460 17,304,311
Pool# FS9717
6.00%, 7/1/2054 6,134,492 6,198,786
Pool# CB8858
6.00%, 7/1/2054 3,571,391 3,611,022
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS9406
6.00%, 8/1/2054 4,517,632 4,541,827
Pool# FS9008
5.50%, 9/1/2054 6,827,997 6,774,412
Pool# FS9012
6.00%, 9/1/2054 914,768 926,238
Pool# CB9361
5.00%, 10/1/2054 13,454,059 13,036,091
GNMA II Pool
Pool# MA0699
3.50%, 1/20/2043 385,922 352,666
Pool# MA0783
3.50%, 2/20/2043 477,284 436,203
Pool# MA2892
3.50%, 6/20/2045 23,584 21,418
Pool# MA3663
3.50%, 5/20/2046 274,479 248,461
Pool# MA3803
3.50%, 7/20/2046 130,395 118,000
Pool# MA4262
3.50%, 2/20/2047 11,060 10,009
Pool# MA4510
3.50%, 6/20/2047 417,055 376,626
Pool# MA4586
3.50%, 7/20/2047 283,982 256,986
Pool# MA4837
3.50%, 11/20/2047 492,970 446,105
Pool# MA4962
3.50%, 1/20/2048 287,739 260,339
Pool# MA6542
3.50%, 3/20/2050 314,820 283,559
Pool# BT6867
3.00%, 5/20/2050 3,218,391 2,780,907
Pool# MA6994
2.00%, 11/20/2050 9,286,988 7,444,991
Pool# MA7590
3.00%, 9/20/2051 9,887,104 8,590,008
Pool# MA7705
2.50%, 11/20/2051 13,849,630 11,574,141
Total Mortgage-Backed Securities
(cost $511,942,607)
484,114,442
Municipal Bonds 0 .4%
California 0 .2%
State of California,
GO, 7.55%, 4/1/2039 3,000,000 3,546,100
Michigan 0 .2%
University of Michigan, RB,
Series C, 3.60%, 4/1/2047 3,285,000 2,689,868
Total Municipal Bonds
(cost $8,134,160)
6,235,968
U.S. Treasury Obligations 18 .8%
U.S. Treasury Bonds
5.00%, 5/15/2037 (d) 739,600 766,214
1.75%, 8/15/2041 12,661,900 8,199,001

24 - Statement of Investments - December 31, 2024 - NVIT BNY Mellon Core Plus Bond Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
4.50%, 2/15/2044 5,796,000 5,532,105
4.63%, 5/15/2044 67,445,000 65,385,054
4.13%, 8/15/2044 4,715,000 4,266,933
4.63%, 5/15/2054 452,000 439,162
4.25%, 8/15/2054 (d) 4,667,000 4,261,908
U.S. Treasury Notes
4.88%, 11/30/2025 (d) 21,829,000 21,947,407
4.63%, 2/28/2026 12,772,000 12,823,682
3.75%, 8/31/2026 1,865,000 1,850,239
4.63%, 10/15/2026 15,107,000 15,199,439
2.50%, 3/31/2027 120,000 115,548
4.63%, 4/30/2029 62,228,000 62,824,397
3.50%, 9/30/2029 (d) 665,000 639,859
4.13%, 11/30/2029 (d) 14,252,000 14,090,080
4.63%, 5/31/2031 4,789,000 4,828,327
4.25%, 6/30/2031 73,174,000 72,253,850
3.75%, 8/31/2031 10,010,000 9,590,363
4.13%, 11/30/2031 1,679,000 1,643,153
Total U.S. Treasury Obligations
(cost $316,335,335)
306,656,721
Repurchase Agreements 4 .2%
BofA Securities, Inc.
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $3,000,742,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 5.70%, maturing
8/16/2046 - 7/20/2072;
total market value
$3,060,000. (g)(h) 3,000,000 3,000,000
Cantor Fitzgerald & Co.
4.65%, dated 12/26/2024,
due 1/2/2025, repurchase
price $10,009,042,
collateralized by U.S.
Government Agency
Securities, ranging from
1.19% - 8.00%, maturing
8/20/2027 - 10/20/2074;
total market value
$10,200,000. (g)(h) 10,000,000 10,000,000
Cantor Fitzgerald & Co.
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,000,503,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 9.00%, maturing
2/1/2025 - 8/20/2074;
total market value
$2,040,000. (g)(h) 2,000,000 2,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $22,345,872,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $22,787,066. (g)(h) 22,340,261 22,340,261
CF Secured, LLC
4.47%, dated 12/31/2024,
due 1/2/2025, repurchase
price $20,004,967,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.36%, maturing 1/7/2025
- 2/20/2073; total market
value $20,405,071. (g)(h) 20,000,000 20,000,000
MetLife, Inc.
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $10,002,473,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $10,205,343. (g)(h) 10,000,000 10,000,000
Pershing LLC
4.38%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,000,487,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 1/1/2025
- 11/20/2074; total market
value $2,040,000. (g)(h) 2,000,000 2,000,000
Total Repurchase Agreements
(cost $69,340,261)
69,340,261
Total Investments
(cost $1,749,985,522) — 102.3%
1,666,931,011
Liabilities in excess of other
assets — (2.3)% (38,072,679)
NET ASSETS — 100.0%
$ 1,628,858,332
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2024
was $300,745,463 which represents 18.46% of net assets.

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2024 - Statement of Investments - 25
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of December 31, 2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2024.
(d) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $123,168,204, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $69,340,261 and by
$57,835,238 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.38%, and maturity dates ranging from 1/2/2025 –
11/15/2054, a total value of $127,175,499.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2024.
(f) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2024.
The maturity date reflects the next call date.
(g) Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of
securities purchased with cash collateral as of December 31,
2024 was $69,340,261.
(h) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
Centrally Cleared Credit default swap contracts outstanding - buy protection as of December 31, 2024
1
:
Reference
Obligation/Index
Financing
Rate Paid
by the
Fund (%)
Payment
Frequency
Maturity
Date
Implied
Credit
Spread (%)
2
Notional
Amount
3
Upfront
Payments
(Receipts)
($)
4
Unrealized
Appreciation
(Depreciation)
($) Value ($)
Markit CDX
North American
Investment Grade
Index Series
43-V1 1.00 quarterly 12/20/2029 0.49 USD 10,772,000 (233,432) (10,597) (244,029)
(233,432) (10,597) (244,029)
1 The Fund, as a buyer of credit protection, pays periodic payments and any upfront premium to the protection seller, and is obligated to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2 Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
3 The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4 Upfront premiums generally related to payments received or paid at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

26 - Statement of Investments - December 31, 2024 - NVIT BNY Mellon Core Plus Bond Fund
Centrally Cleared Inflation-Linked swap contracts outstanding as of December 31, 2024 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
1 Month HICPXT At
Termination
2.46% At
Termination Pay 7/9/2054 EUR 8,685,000 – 750,515 750,515
1 Month HICPXT At
Termination
2.47% At
Termination Pay 7/9/2054 EUR 8,685,000 – 756,329 756,329
1 Month HICPXT At
Termination
2.53% At
Termination Pay 4/22/2054 EUR 2,550,000 165,334 113,500 278,834
1 Month UKRPI At
Termination
3.71% At
Termination Pay 5/16/2034 GBP 18,000,000 – 395,148 395,148
1 Month UKRPI At
Termination
3.78% At
Termination Pay 4/22/2034 GBP 18,000,000 (17,789) 516,208 498,419
1 Month UKRPI At
Termination
3.49% At
Termination Pay 8/22/2034 GBP 18,720,000 (210,609) 116,083 (94,526)
1 Month USCPI At
Termination
2.46% At
Termination Rec 10/4/2034 USD 66,500,000 3,305 13,292 16,597
Total unrealized appreciation (59,759) 2,661,075 2,601,316
1 Month USCPI At
Termination
2.48% At
Termination Rec 7/11/2054 USD 9,950,000 3,105 (166,918) (163,813)
1 Month USCPI At
Termination
2.52% At
Termination Rec 7/5/2054 USD 10,315,000 – (234,435) (234,435)
1 Month USCPI At
Termination
2.54% At
Termination Rec 4/22/2054 USD 9,630,000 (148,120) (93,434) (241,554)
Total unrealized depreciation (145,015) (494,787) (639,802)
Net unrealized appreciation (204,774) 2,166,288 1,961,514
– – –
Currency:
EUR Euro
GBP British pound
USD United States dollar
Abbreviation:
HICPXT Harmonized Index of Consumer Prices ex. Tobacco
UKRPI United Kingdom Retail Price Index
USCPI United States Consumer Price Index

NVIT BNY Mellon Core Plus Bond Fund - December 31, 2024 - Statement of Investments - 27
Centrally Cleared Interest rate swap contracts outstanding as of December 31, 2024 :
Floating Rate Index Fixed Rate
Pay/
Receive
Floating
Rate
Maturity
Date Notional Amount
Upfront
Payment
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($) Value ($)
6 Month EURIBOR
semi-annually
2.70% annually
Pay 7/26/2029 EUR 59,700,000 – 939,103 939,103
3 Month STIBOR quarterly 2.07% annually Rec 10/4/2029 SEK 480,000,000 – 868,929 868,929
Total unrealized appreciation – 1,808,032 1,808,032
3 Month STIBOR quarterly 2.39% annually Rec 7/26/2029 SEK 652,000,000 – (122,138) (122,138)
6 Month EURIBOR
semi-annually
2.25% annually
Pay 10/4/2029 EUR 47,000,000 – (114,881) (114,881)
Total unrealized depreciation – (237,019) (237,019)
Net unrealized appreciation – 1,571,013 1,571,013
– – –
Currency:
EUR Euro
SEK Swedish krona
As of December 31, 2024, the Fund had $5,367,365 segregated as collateral for swap contracts.
Forward Foreign Currency Contracts outstanding as of December 31, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 17,664,143 AUD 27,244,000 Barclays Bank plc 1/10/2025 801,279
USD 15,427,472 EUR 14,630,000 Barclays Bank plc 1/10/2025 268,700
USD 24,074,520 GBP 19,025,000 Barclays Bank plc 1/10/2025 258,607
USD 23,488,535 JPY 3,498,008,000 Barclays Bank plc 1/10/2025 1,238,514
USD 969,834 PEN 3,633,000 JPMorgan Chase Bank NA
**
1/10/2025 3,123
USD 973,626 SEK 10,698,000 Barclays Bank plc 1/10/2025 6,348
Total unrealized appreciation 2,576,571
CAD 3,380,000 USD 2,411,103 Barclays Bank plc 1/10/2025 (59,122)
EUR 290,000 USD 304,507 Barclays Bank plc 1/10/2025 (4,025)
GBP 338,000 USD 429,008 JPMorgan Chase Bank NA 1/10/2025 (5,892)
PEN 24,353,000 USD 6,530,355 Barclays Bank plc
**
1/10/2025 (50,219)
RON 2,574,881 USD 543,079 JPMorgan Chase Bank NA 1/10/2025 (7,161)
SEK 15,860,000 USD 1,450,477 JPMorgan Chase Bank NA 1/10/2025 (16,467)
USD 5,507,562 PEN 20,720,000 JPMorgan Chase Bank NA
**
1/10/2025 (5,862)
Total unrealized depreciation (148,748)
Net unrealized appreciation 2,427,823
** Non-deliverable forward.
Currency:
AUD Australian dollar
CAD Canadian dollar
EUR Euro
GBP British pound
JPY Japanese yen
PEN Peruvian nuevo sol
RON Romanian Leu
SEK Swedish krona
USD United States dollar

28 - Statement of Investments - December 31, 2024 - NVIT BNY Mellon Core Plus Bond Fund
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 351 3/2025 USD 72,168,891 36,956
U.S. Treasury 5 Year Note 2,042 3/2025 USD 217,074,175 (1,046,701)
U.S. Treasury 10 Year Note 54 3/2025 USD 5,872,500 (27,745)
U.S. Treasury Long Bond 605 3/2025 USD 68,875,469 (1,959,278)
U.S. Treasury Ultra Bond 102 3/2025 USD 12,128,438 (200,806)
Total long contracts (3,197,574)
Short Contracts
Australia 10 Year Bond (287) 3/2025 AUD (20,051,021) 334,760
Canada 10 Year Bond (720) 3/2025 CAD (61,413,754) (1,153,172)
Euro-Bobl (101) 3/2025 EUR (12,330,613) 169,210
Japan 10 Year Bond (76) 3/2025 JPY (68,539,833) 274,603
U.S. Treasury 10 Year Ultra Note (216) 3/2025 USD (24,043,500) 499,070
Total short contracts 124,471
Net contracts (3,073,103)
Currency:
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
JPY Japanese Yen
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT DoubleLine Total Return Tactical Fund - December 31, 2024 - Statement of Investments - 29
Asset-Backed Securities 17 .0%
Principal
Amount ($) Value ($)
Airlines 1 .4%
Blackbird Capital II Aircraft
Lease Ltd., Series 2021-
1A, Class B, 3.45%,
7/15/2046(a) 527,439 478,464
Sprite Ltd., Series 2021-
1, Class A, 3.75%,
11/15/2046(a) 295,409 282,426
Thunderbolt III Aircraft Lease
Ltd., Series 2019-1, Class
A, 3.67%, 11/15/2039(a) 469,440 445,986
1,206,876
Capital Markets 0 .1%
KREF Ltd., Series 2021-
FL2, Class A, 5.57%,
2/15/2039(a)(b) 76,478 76,098
Financial Services 0 .1%
STWD Ltd., Series 2021-
FL2, Class A, 5.69%,
4/18/2038(a)(b) 65,000 64,731
Home Equity 2 .6%
HSI Asset Securitization
Corp. Trust, Series 2007-
NC1, Class A3, 4.81%,
4/25/2037(b) 394,929 261,978
JP Morgan Mortgage
Acquisition Trust, Series
2006-RM1, Class A5,
4.93%, 8/25/2036(b) 1,534,521 668,092
MASTR Asset-Backed
Securities Trust, Series
2007-HE1, Class A3,
4.87%, 5/25/2037(b) 744,095 716,570
Renaissance Home Equity
Loan Trust, Series 2007-
1, Class AF4, 5.76%,
4/25/2037(c) 2,781,357 703,632
2,350,272
Other 12 .3%
ACHV ABS TRUST, Series
2023-1PL, Class C, 7.42%,
3/18/2030(a) 166,819 167,188
AMSR Trust, Series 2024-
SFR1, Class B, 4.29%,
7/17/2041(a) 746,000 711,291
BlueMountain CLO XXIII Ltd.,
Series 2018-23A, Class
D1R, 8.47%, 7/20/2037(a)
(b) 500,000 504,786
CBAM Ltd., Series 2019-
10A, Class DR, 8.38%,
4/20/2032(a)(b) 750,000 752,156
Cologix Data Centers US
Issuer LLC, Series 2021-
1A, Class A2, 3.30%,
12/26/2051(a) 250,000 237,531
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
CyrusOne Data Centers
Issuer I LLC, Series 2024-
2A, Class A2, 4.50%,
5/20/2049(a) 250,000 238,267
FMC GMSR Issuer Trust,
Series 2020-GT1, Class A,
4.45%, 1/25/2026(a)(b) 1,000,000 958,824
GoldenTree Loan
Management US CLO
15 Ltd., Series 2022-
15A, Class DR, 9.02%,
10/20/2036(a)(b) 500,000 510,186
GoodLeap Sustainable Home
Solutions Trust, Series
2021-5CS, Class C, 3.50%,
10/20/2048(a) 452,427 327,349
Home Partners of America
Trust
Series 2021-1, Class D,
2.48%, 9/17/2041(a) 1,002,760 854,119
Series 2021-1, Class F,
3.33%, 9/17/2041(a) 589,268 487,256
LCM XV LP, Series 15A, Class
DR, 8.58%, 7/20/2030(a)(b) 250,000 250,860
LFT CRE Ltd., Series 2021-
FL1, Class B, 6.26%,
6/15/2039(a)(b) 110,000 109,521
MF1 Ltd., Series 2022-
FL8, Class A, 5.72%,
2/19/2037(a)(b) 9,199 9,187
Pagaya AI Debt Trust, Series
2022-1, Class B, 3.34%,
10/15/2029(a) 215,326 214,863
PMT Issuer Trust-FMSR,
Series 2021-FT1, Class A,
7.45%, 3/25/2026(a)(b) 850,000 851,940
PRET LLC
Series 2021-NPL5, Class
A1, 5.49%, 10/25/2051(a)(c) 589,955 589,916
Series 2024-NPL9, Class
A1, 5.85%, 12/25/2054(a)(c) 700,000 700,158
Progress Residential Trust,
Series 2022-SFR3, Class A,
3.20%, 4/17/2039(a) 476,083 456,585
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A,
6.07%, 10/20/2030(a)(b) 212,000 212,214
Sunnova Helios V Issuer LLC,
Series 2021-A, Class A,
1.80%, 2/20/2048(a) 373,932 273,672
Sunrun Atlas Issuer LLC,
Series 2019-2, Class A,
3.61%, 2/1/2055(a) 422,418 392,772
TRTX Issuer Ltd., Series
2022-FL5, Class A, 6.03%,
2/15/2039(a)(b) 96,794 96,626
Upstart Pass-Through Trust
Series 2021-ST3, Class A,
2.00%, 5/20/2027(a) 32,490 32,082
Series 2021-ST4, Class A,
2.00%, 7/20/2027(a) 35,217 34,518

30 - Statement of Investments - December 31, 2024 - NVIT DoubleLine Total Return Tactical Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Vibrant CLO XR Ltd., Series
2018-10RA, Class C1,
9.62%, 4/20/2036(a)(b) 500,000 506,562
Vivint Solar Financing VII LLC,
Series 2020-1A, Class A,
2.21%, 7/31/2051(a) 370,021 327,083
VOLT XCVI LLC, Series 2021-
NPL5, Class A1, 5.12%,
3/27/2051(a)(c) 109,017 108,989
10,916,501
Student Loan 0 .5%
SoFi Professional Loan
Program Trust, Series
2018-B, Class BFX, 3.83%,
8/25/2047(a) 500,000 467,817
Total Asset-Backed Securities
(cost $16,948,342)
15,082,295
Collateralized Mortgage Obligations 13 .3%
Alternative Loan Trust, Series
2005-64CB, Class 1A12,
5.25%, 12/25/2035(b) 778,418 658,449
Bear Stearns ALT-A Trust,
Series 2006-1, Class 11A1,
4.93%, 2/25/2036(b) 3 3
Chase Mortgage Finance
Trust, Series 2007-S5,
Class 1A10, 6.00%,
7/25/2037 1 1
CHL Mortgage Pass-Through
Trust, Series 2006-20, Class
1A36, 5.75%, 2/25/2037 1,059,354 462,459
CIM Trust, Series 2023-
R4, Class A1, 5.00%,
5/25/2062(a)(b) 806,750 798,491
COLT Mortgage Loan Trust,
Series 2022-4, Class A1,
4.30%, 3/25/2067(a)(b) 742,699 719,132
FHLMC REMICS
Series 5004, Class LS, IO,
1.47%, 7/25/2050(b) 2,421,560 285,168
Series 375, Class C1, IO,
2.50%, 1/25/2051 2,364,235 371,865
Series 5131, Class IG, IO,
3.50%, 8/25/2051 1,776,936 332,206
FHLMC STACR REMIC Trust,
Series 2024-DNA3, Class
M2, 6.02%, 10/25/2044(a)
(b) 900,000 902,983
FNMA REMICS
Series 2020-77, Class S,
IO, 0.00%, 11/25/2050(b) 5,394,072 165,331
Series 2023-36, Class , IO,
2.50%, 10/25/2052 2,007,984 323,124
GCAT Trust, Series 2019-
NQM3, Class M1, 3.45%,
11/25/2059(a)(b) 700,000 617,444
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
GNMA REMICS
Series 2019-84, Class SA,
IO, 0.00%, 7/20/2049(b) 4,014,410 41,180
Series 2020-79, Class IN,
IO, 2.50%, 6/20/2050 6,408,313 850,960
Series 2020-151, Class MI,
IO, 2.50%, 10/20/2050 2,659,760 400,563
Series 2021-57, Class IA,
IO, 2.50%, 12/20/2050 3,086,826 495,241
Series 2021-30, Class KI,
IO, 3.00%, 2/20/2051 2,509,132 400,377
Series 2022-61, Class EI,
IO, 3.00%, 7/20/2051 3,555,591 540,688
IndyMac IMSC Mortgage
Loan Trust, Series 2007-
HOA1, Class A11, 4.81%,
7/25/2047(b) 623,446 405,845
New Residential Mortgage
Loan Trust, Series 2021-
NQ1R, Class M1, 2.27%,
7/25/2055(a)(b) 550,000 444,133
PRET LLC, Series 2024-
NPL7, Class A1, 5.93%,
10/25/2054(a)(c) 786,371 787,237
RALI Trust, Series 2006-
QS17, Class A7, 6.00%,
12/25/2036 841,395 678,404
Verus Securitization Trust
Series 2021-6, Class B1,
4.05%, 10/25/2066(a)(b) 600,000 470,916
Series 2022-4, Class A2,
4.74%, 4/25/2067(a)(b) 702,878 677,828
Total Collateralized Mortgage Obligations
(cost $12,473,957)
11,830,028
Commercial Mortgage-Backed Securities 8 .4%
BANK
Series 2020-BN30,
Class XB, IO, 0.72%,
12/15/2053(b) 3,036,000 107,293
Series 2017-BNK6, Class
XA, IO, 0.78%, 7/15/2060(b) 3,532,804 55,957
Series 2018-BN10, Class
XA, IO, 0.69%, 2/15/2061(b) 2,678,444 48,048
BBCMS Mortgage Trust
Series 2020-C6, Class XA,
IO, 1.04%, 2/15/2053(b) 1,942,516 77,060
Series 2021-C12, Class XA,
IO, 0.94%, 11/15/2054(b) 2,701,129 121,749
Series 2022-C18, Class XD,
IO, 2.15%, 12/15/2055(a)(b) 1,000,000 145,172
Benchmark Mortgage Trust
Series 2020-B19, Class XA,
IO, 1.76%, 9/15/2053(b) 1,287,514 67,674
Series 2021-B27, Class XA,
IO, 1.25%, 7/15/2054(b) 1,982,033 109,908
Series 2024-V8, Class A1,
5.51%, 7/15/2057 105,803 106,877

NVIT DoubleLine Total Return Tactical Fund - December 31, 2024 - Statement of Investments - 31
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
BMO Mortgage Trust, Series
2024-5C7, Class AS,
5.89%, 11/15/2057(b) 50,000 50,771
BPR Trust, Series 2021-
TY, Class A, 5.56%,
9/15/2038(a)(b) 111,000 110,592
BX Commercial Mortgage
Trust
Series 2021-XL2, Class D,
5.91%, 10/15/2038(a)(b) 70,000 69,825
Series 2024-MF, Class D,
7.09%, 2/15/2039(a)(b) 88,545 89,376
BXMT Ltd., Series 2021-
FL4, Class A, 5.55%,
5/15/2038(a)(b) 120,356 117,551
CD Mortgage Trust, Series
2017-CD6, Class XA, IO,
0.89%, 11/13/2050(b) 4,469,604 81,866
CFCRE Commercial Mortgage
Trust, Series 2016-C4,
Class XA, IO, 1.56%,
5/10/2058(b) 1,615,391 20,430
Citigroup Commercial
Mortgage Trust, Series
2020-555, Class E, 3.50%,
12/10/2041(a)(b) 115,000 91,355
Commercial Mortgage Trust,
Series 2015-CR23, Class C,
4.33%, 5/10/2048(b) 100,000 94,405
CSAIL Commercial Mortgage
Trust
Series 2016-C6, Class XA,
IO, 1.85%, 1/15/2049(b) 583,993 8,023
Series 2017-CX10,
Class XA, IO, 0.84%,
11/15/2050(b) 5,126,959 86,764
CSMC Trust
Series 2017-CALI, Class F,
3.78%, 11/10/2032(a)(b) 250,000 30,012
Series 2020-NET, Class A,
2.26%, 8/15/2037(a) 80,533 78,487
Series 2021-B33, Class A1,
3.05%, 10/10/2043(a) 97,921 90,895
FNMA ACES REMICS
Series 2022-M4, Class A1X,
2.46%, 5/25/2030(b) 1,029,468 942,445
Series 2020-M7, Class X2,
IO, 1.24%, 3/25/2031(b) 5,120,899 254,869
Series 2022-M5, Class X,
IO, 0.60%, 1/1/2034(b) 13,031,000 409,208
GNMA REMICS
Series 2021-35, Class , IO,
1.03%, 12/16/2062(b) 4,174,231 312,112
Series 2021-52, Class , IO,
0.72%, 4/16/2063(b) 4,635,668 239,946
Series 2021-129, Class , IO,
0.98%, 6/16/2063(b) 5,219,311 365,110
Series 2021-79, Class , IO,
0.88%, 8/16/2063(b) 4,922,837 320,319
Series 2021-65, Class , IO,
0.89%, 8/16/2063(b) 4,847,688 318,474
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2021-150, Class , IO,
1.03%, 11/16/2063(b) 5,868,561 395,832
Series 2022-49, Class , IO,
0.76%, 3/16/2064(b) 6,482,480 348,078
Series 2021-208, Class , IO,
0.76%, 6/16/2064(b) 6,212,220 339,013
Series 2024-29, Class AI,
IO, 0.72%, 10/16/2065(b) 7,476,453 457,559
GPMT Ltd., Series 2021-
FL3, Class A, 5.74%,
7/16/2035(a)(b) 75,550 74,629
GS Mortgage Securities Trust
Series 2016-GS4, Class XA,
IO, 0.56%, 11/10/2049(b) 5,257,111 39,546
Series 2017-GS8, Class XA,
IO, 0.93%, 11/10/2050(b) 4,623,422 94,100
Series 2018-GS9, Class C,
4.35%, 3/10/2051(b) 100,000 89,465
JPMDB Commercial Mortgage
Securities Trust, Series
2020-COR7, Class XA, IO,
1.63%, 5/13/2053(b) 1,322,451 72,002
Morgan Stanley Bank of
America Merrill Lynch Trust,
Series 2017-C33, Class XA,
IO, 1.23%, 5/15/2050(b) 2,250,464 44,606
Morgan Stanley Capital I
Trust, Series 2019-L3,
Class XA, IO, 0.61%,
11/15/2052(b) 2,836,349 70,471
SG Commercial Mortgage
Securities Trust, Series
2016-C5, Class XA, IO,
1.82%, 10/10/2048(b) 2,362,710 43,552
UBS Commercial Mortgage
Trust, Series 2017-
C4, Class B, 4.24%,
10/15/2050(b) 100,000 93,106
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class XA,
IO, 0.56%, 5/15/2048(b) 7,490,642 75
Series 2017-C42, Class C,
4.30%, 12/15/2050(b) 161,000 138,126
Series 2021-C59, Class XA,
IO, 1.50%, 4/15/2054(b) 1,639,210 109,004
Total Commercial Mortgage-Backed
Securities
(cost $7,952,283) 7,431,737
Corporate Bonds 12 .2%
Aerospace & Defense 0 .1%
Goat Holdco LLC ,
6.75%, 2/1/2032(a) 20,000 19,805
Northrop Grumman Corp. ,
5.20%, 6/1/2054 52,000 48,372
68,177

32 - Statement of Investments - December 31, 2024 - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobile Components 0 .0%
†
Dornoch Debt Merger Sub,
Inc. ,
6.63%, 10/15/2029(a) 15,000 12,148
Automobiles 0 .1%
Ford Motor Co. ,
3.25%, 2/12/2032 34,000 28,278
Hyundai Capital America ,
5.30%, 1/8/2029(a) 47,000 47,092
75,370
Banks 1 .2%
Banco de Credito del Peru
S.A. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.00%),
3.13%, 7/1/2030(d) 100,000 97,921
Banco Mercantil del Norte SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 4.07%),
8.38%, 5/20/2031(a)(d)(e) 200,000 199,537
Bank of America Corp. ,
(SOFR + 1.65%), 5.47%,
1/23/2035(d) 23,000 23,025
(SOFR + 1.74%), 5.52%,
10/25/2035(d) 14,000 13,688
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(d) 95,000 77,401
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d) 62,000 51,517
Citigroup, Inc. ,
(CME Term SOFR 3
Month + 1.65%), 3.67%,
7/24/2028(d) 106,000 102,678
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.73%),
5.41%, 9/19/2039(d) 31,000 29,522
Huntington Bancshares, Inc. ,
(SOFR + 1.28%), 5.27%,
1/15/2031(d) 16,000 16,013
JPMorgan Chase & Co. ,
(SOFR + 1.99%), 4.85%,
7/25/2028(d) 29,000 28,990
(SOFR + 1.46%), 5.29%,
7/22/2035(d) 55,000 54,410
M&T Bank Corp. ,
(SOFR + 2.26%), 6.08%,
3/13/2032(d) 12,000 12,301
Multibank, Inc. ,
Reg. S, 7.75%, 2/3/2028 200,000 202,760
Royal Bank of Canada ,
5.15%, 2/1/2034 13,000 12,837
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Truist Financial Corp. ,
(SOFR + 1.57%), 5.15%,
8/5/2032(d) 29,000 28,661
Wells Fargo & Co. ,
(CME Term SOFR 3
Month + 1.57%), 3.58%,
5/22/2028(d) 53,000 51,359
(SOFR + 1.98%), 4.81%,
7/25/2028(d) 23,000 22,919
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.77%),
6.85%, 9/15/2029(d)(e) 13,000 13,418
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.20%),
5.62%, 11/20/2035(d) 28,000 27,506
1,066,463
Beverages 0 .0%
†
Keurig Dr Pepper, Inc. ,
Series 10, 5.20%, 3/15/2031 24,000 24,222
Biotechnology 0 .1%
AbbVie, Inc. ,
5.50%, 3/15/2064 29,000 27,688
Amgen, Inc. ,
5.75%, 3/2/2063 42,000 40,280
67,968
Broadline Retail 0 .1%
Macy's Retail Holdings LLC ,
5.88%, 4/1/2029(a) 21,000 20,500
Wayfair LLC ,
7.25%, 10/31/2029(a) 25,000 24,988
45,488
Building Products 0 .3%
Builders FirstSource, Inc. ,
6.38%, 3/1/2034(a) 30,000 29,608
Cornerstone Building Brands,
Inc. ,
9.50%, 8/15/2029(a) 25,000 24,244
EMRLD Borrower LP ,
6.63%, 12/15/2030(a) 30,000 30,040
Griffon Corp. ,
5.75%, 3/1/2028 40,000 39,223
Miter Brands Acquisition
Holdco, Inc. ,
6.75%, 4/1/2032(a) 30,000 30,141
Owens Corning ,
5.70%, 6/15/2034 27,000 27,428
Standard Building Solutions,
Inc. ,
6.50%, 8/15/2032(a) 65,000 65,104
245,788
Capital Markets 0 .3%
Apollo Debt Solutions BDC ,
6.70%, 7/29/2031(a) 12,000 12,324
Ares Capital Corp. ,
5.95%, 7/15/2029 13,000 13,145

NVIT DoubleLine Total Return Tactical Fund - December 31, 2024 - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Ares Strategic Income Fund ,
5.70%, 3/15/2028(a) 9,000 8,999
Bank of New York Mellon
Corp. (The) ,
(SOFR + 1.23%), 5.06%,
7/22/2032(d) 22,000 21,944
Blackstone Holdings Finance
Co. LLC ,
2.00%, 1/30/2032(a) 77,000 61,936
Blackstone Private Credit
Fund ,
6.00%, 11/22/2034(a) 16,000 15,611
Goldman Sachs Group, Inc.
(The) ,
(CME Term SOFR 3
Month + 1.43%), 5.96%,
5/15/2026(d) 48,000 48,190
(SOFR + 1.55%), 5.33%,
7/23/2035(d) 30,000 29,440
LPL Holdings, Inc. ,
6.00%, 5/20/2034 26,000 26,472
238,061
Chemicals 0 .1%
CF Industries, Inc. ,
5.38%, 3/15/2044 29,000 26,956
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 35,000 35,439
LYB International Finance III
LLC ,
5.50%, 3/1/2034 24,000 23,542
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 25,000 22,992
108,929
Commercial Services & Supplies 0 .2%
Allied Universal Holdco LLC ,
7.88%, 2/15/2031(a) 60,000 61,325
Garda World Security Corp. ,
8.38%, 11/15/2032(a) 30,000 30,535
Veralto Corp. ,
5.35%, 9/18/2028 28,000 28,358
Veritiv Operating Co. ,
10.50%, 11/30/2030(a) 15,000 16,155
136,373
Communications Equipment 0 .0%
†
Motorola Solutions, Inc. ,
5.40%, 4/15/2034 24,000 24,010
Construction & Engineering 0 .3%
Bioceanico Sovereign
Certificate Ltd. ,
Reg. S, 0.00%, 6/5/2034(f) 118,768 91,214
Brand Industrial Services, Inc. ,
10.38%, 8/1/2030(a) 40,000 40,712
MasTec, Inc. ,
5.90%, 6/15/2029 17,000 17,304
Pike Corp. ,
8.63%, 1/31/2031(a) 30,000 31,649
Corporate Bonds
Principal
Amount ($) Value ($)
Construction & Engineering
Quanta Services, Inc. ,
2.35%, 1/15/2032 63,000 52,123
233,002
Consumer Finance 0 .3%
Avolon Holdings Funding Ltd. ,
5.75%, 3/1/2029(a) 48,000 48,487
Azorra Finance Ltd. ,
7.75%, 4/15/2030(a) 15,000 14,911
General Motors Financial Co.,
Inc. ,
3.10%, 1/12/2032 11,000 9,416
GGAM Finance Ltd. ,
6.88%, 4/15/2029(a) 60,000 60,756
Global Aircraft Leasing Co.
Ltd. ,
8.75%, 9/1/2027(a) 90,000 91,790
Macquarie Airfinance Holdings
Ltd. ,
6.40%, 3/26/2029(a) 12,000 12,347
5.15%, 3/17/2030(a) 5,000 4,884
6.50%, 3/26/2031(a) 6,000 6,199
OneMain Finance Corp. ,
7.50%, 5/15/2031 60,000 61,580
310,370
Consumer Staples Distribution & Retail 0 .2%
Kroger Co. (The) ,
5.65%, 9/15/2064 29,000 27,215
Sysco Corp. ,
3.25%, 7/15/2027 30,000 28,940
United Natural Foods, Inc. ,
6.75%, 10/15/2028(a) 60,000 59,110
US Foods, Inc. ,
5.75%, 4/15/2033(a) 40,000 38,872
154,137
Containers & Packaging 0 .2%
Berry Global, Inc. ,
5.80%, 6/15/2031(a) 25,000 25,446
Clydesdale Acquisition
Holdings, Inc. ,
6.88%, 1/15/2030(a) 30,000 30,203
Sonoco Products Co. ,
4.60%, 9/1/2029 13,000 12,660
Trident TPI Holdings, Inc. ,
12.75%, 12/31/2028(a) 40,000 44,123
WRKCo, Inc. ,
3.75%, 3/15/2025 48,000 47,873
160,305
Distributors 0 .1%
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 45,000 44,838
Dealer Tire LLC ,
8.00%, 2/1/2028(a) 35,000 34,371
Genuine Parts Co. ,
4.95%, 8/15/2029 27,000 26,916
106,125

34 - Statement of Investments - December 31, 2024 - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services 0 .1%
Mavis Tire Express Services
Topco Corp. ,
6.50%, 5/15/2029(a) 35,000 33,392
Wand NewCo 3, Inc. ,
7.63%, 1/30/2032(a) 40,000 41,085
74,477
Diversified REITs 0 .1%
VICI Properties LP ,
4.63%, 12/1/2029(a) 51,000 48,850
Diversified Telecommunication Services 0 .5%
AT&T, Inc. ,
2.25%, 2/1/2032 59,000 48,776
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 20,000 19,653
4.75%, 3/1/2030(a) 25,000 22,829
4.75%, 2/1/2032(a) 15,000 13,165
Consolidated
Communications, Inc. ,
5.00%, 10/1/2028(a) 50,000 46,518
Level 3 Financing, Inc. ,
10.50%, 4/15/2029(a) 50,000 55,720
Network i2i Ltd. ,
Reg. S, (US Treasury Yield
Curve Rate T Note Constant
Maturity 5 Year + 3.39%),
3.98%, 3/03/2026(d)(e) 200,000 194,563
Windstream Services LLC ,
8.25%, 10/1/2031(a) 5,000 5,164
406,388
Electric Utilities 0 .8%
AEP Texas, Inc. ,
5.45%, 5/15/2029 15,000 15,193
Series H, 3.45%, 1/15/2050 55,000 36,967
Arizona Public Service Co. ,
5.70%, 8/15/2034 25,000 25,278
Duke Energy Corp. ,
2.65%, 9/1/2026 81,000 78,405
5.45%, 6/15/2034 28,000 27,955
5.00%, 8/15/2052 9,000 7,854
Edison International ,
5.25%, 3/15/2032 13,000 12,860
Energuate Trust ,
Reg. S, 5.88%, 5/3/2027 200,000 195,132
Entergy Arkansas LLC ,
5.75%, 6/1/2054 17,000 16,807
Entergy Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.67%),
7.13%, 12/1/2054(d) 13,000 13,250
Entergy Louisiana LLC ,
4.75%, 9/15/2052 20,000 17,228
Eversource Energy ,
5.50%, 1/1/2034 13,000 12,897
Mexico Generadora de
Energia S de rl ,
Reg. S, 5.50%, 12/6/2032 115,512 111,921
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NextEra Energy Capital
Holdings, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.46%),
6.75%, 6/15/2054(d) 14,000 14,343
NRG Energy, Inc. ,
6.00%, 2/1/2033(a) 15,000 14,568
Pacific Gas and Electric Co. ,
6.95%, 3/15/2034 26,000 28,476
6.75%, 1/15/2053 26,000 28,328
Virginia Electric and Power
Co. ,
5.55%, 8/15/2054 13,000 12,565
670,027
Electrical Equipment 0 .0%
†
Regal Rexnord Corp. ,
6.05%, 4/15/2028 25,000 25,428
Electronic Equipment, Instruments & Components 0 .1%
Amphenol Corp. ,
5.38%, 11/15/2054 12,000 11,407
Arrow Electronics, Inc. ,
5.15%, 8/21/2029 27,000 26,883
Keysight Technologies, Inc. ,
4.95%, 10/15/2034 27,000 25,970
64,260
Energy Equipment & Services 0 .1%
Nabors Industries, Inc. ,
9.13%, 1/31/2030(a) 10,000 10,170
Transocean Poseidon Ltd. ,
6.88%, 2/1/2027(a) 45,000 44,921
55,091
Entertainment 0 .1%
Netflix, Inc. ,
5.38%, 11/15/2029(a) 22,000 22,423
5.40%, 8/15/2054 19,000 18,481
Take-Two Interactive
Software, Inc. ,
4.95%, 3/28/2028 48,000 47,975
88,879
Financial Services 0 .1%
Apollo Global Management,
Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.17%),
6.00%, 12/15/2054(d) 13,000 12,797
Fiserv, Inc. ,
5.45%, 3/15/2034 24,000 24,015
Nationstar Mortgage Holdings,
Inc. ,
5.75%, 11/15/2031(a) 35,000 33,454
PennyMac Financial Services,
Inc. ,
7.88%, 12/15/2029(a) 35,000 36,669
106,935

NVIT DoubleLine Total Return Tactical Fund - December 31, 2024 - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products 0 .0%
†
Bunge Ltd. Finance Corp. ,
4.65%, 9/17/2034 33,000 31,151
Campbell's Co. (The) ,
5.40%, 3/21/2034 13,000 12,935
44,086
Ground Transportation 0 .4%
Burlington Northern Santa Fe
LLC ,
5.50%, 3/15/2055 26,000 25,540
CSX Corp. ,
3.35%, 9/15/2049 71,000 49,244
Dcli Bidco LLC ,
7.75%, 11/15/2029(a) 15,000 15,336
Genesee & Wyoming, Inc. ,
6.25%, 4/15/2032(a) 60,000 60,362
Lima Metro Line 2 Finance
Ltd. ,
Reg. S, 5.88%, 7/5/2034 82,728 82,195
Penske Truck Leasing Co. LP ,
4.20%, 4/1/2027(a) 29,000 28,518
Triton Container International
Ltd. ,
3.25%, 3/15/2032 61,000 51,646
Uber Technologies, Inc. ,
4.80%, 9/15/2034 56,000 53,596
Watco Cos. LLC ,
7.13%, 8/1/2032(a) 30,000 30,922
397,359
Health Care Equipment & Supplies 0 .1%
Bausch + Lomb Corp. ,
8.38%, 10/1/2028(a) 30,000 31,050
Solventum Corp. ,
5.40%, 3/1/2029(a) 28,000 28,070
Zimmer Biomet Holdings, Inc. ,
5.20%, 9/15/2034 27,000 26,463
85,583
Health Care Providers & Services 0 .6%
AdaptHealth LLC ,
5.13%, 3/1/2030(a) 20,000 18,123
Cardinal Health, Inc. ,
4.90%, 9/15/2045 63,000 54,507
Centene Corp. ,
3.00%, 10/15/2030 59,000 50,911
Community Health Systems,
Inc. ,
6.00%, 1/15/2029(a) 25,000 22,385
CVS Health Corp. ,
5.30%, 6/1/2033 24,000 23,008
5.88%, 6/1/2053 39,000 35,776
Elevance Health, Inc. ,
5.13%, 2/15/2053 58,000 51,600
HCA, Inc. ,
5.13%, 6/15/2039 30,000 27,338
5.25%, 6/15/2049 31,000 26,821
Laboratory Corp. of America
Holdings ,
4.80%, 10/1/2034 70,000 66,336
LifePoint Health, Inc. ,
10.00%, 6/1/2032(a) 30,000 30,502
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Owens & Minor, Inc. ,
6.63%, 4/1/2030(a) 10,000 9,376
Quest Diagnostics, Inc. ,
5.00%, 12/15/2034 27,000 26,217
Radiology Partners, Inc. ,
4.28%, 1/31/2029(a)(g) 20,350 20,062
UnitedHealth Group, Inc. ,
5.50%, 7/15/2044 36,000 34,919
Universal Health Services,
Inc. ,
4.63%, 10/15/2029 29,000 27,971
525,852
Health Care REITs 0 .1%
Alexandria Real Estate
Equities, Inc. ,
5.25%, 5/15/2036 41,000 39,788
Omega Healthcare Investors,
Inc. ,
4.75%, 1/15/2028 19,000 18,743
58,531
Health Care Technology 0 .0%
†
IQVIA, Inc. ,
6.25%, 2/1/2029 19,000 19,645
Hotel & Resort REITs 0 .1%
Host Hotels & Resorts LP ,
Series I, 3.50%, 9/15/2030 57,000 51,622
5.70%, 7/1/2034 51,000 50,916
102,538
Hotels, Restaurants & Leisure 0 .5%
Caesars Entertainment, Inc. ,
6.00%, 10/15/2032(a) 40,000 38,567
Expedia Group, Inc. ,
3.80%, 2/15/2028 67,000 64,717
Fertitta Entertainment LLC ,
6.75%, 1/15/2030(a) 35,000 32,288
Full House Resorts, Inc. ,
8.25%, 2/15/2028(a) 30,000 29,767
Hyatt Hotels Corp. ,
5.25%, 6/30/2029 50,000 50,030
Life Time, Inc. ,
6.00%, 11/15/2031(a) 40,000 39,600
Marriott International, Inc. ,
5.35%, 3/15/2035 54,000 53,235
McDonald's Corp. ,
5.45%, 8/14/2053 30,000 28,741
Royal Caribbean Cruises Ltd. ,
5.38%, 7/15/2027(a) 29,000 28,819
Sabre GLBL, Inc. ,
8.63%, 6/1/2027(a) 7,000 6,904
10.75%, 11/15/2029(a) 3,000 3,095
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 15,000 14,354
Six Flags Entertainment Corp. ,
6.63%, 5/1/2032(a) 60,000 60,811
450,928

36 - Statement of Investments - December 31, 2024 - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Household Durables 0 .0%
†
DR Horton, Inc. ,
5.00%, 10/15/2034 32,000 30,892
Household Products 0 .0%
†
Kronos Acquisition Holdings,
Inc. ,
8.25%, 6/30/2031(a) 15,000 14,288
Independent Power and Renewable Electricity Producers
0 .0%
†
Lightning Power LLC ,
7.25%, 8/15/2032(a) 15,000 15,422
Insurance 0 .4%
Alliant Holdings Intermediate
LLC ,
6.50%, 10/1/2031(a) 40,000 39,605
American National Group,
Inc. ,
5.75%, 10/1/2029 13,000 13,015
APH Somerset Investor 2
LLC ,
7.88%, 11/1/2029(a) 10,000 10,135
Arthur J Gallagher & Co. ,
4.85%, 12/15/2029 15,000 14,931
5.15%, 2/15/2035 33,000 32,174
Athene Global Funding ,
4.72%, 10/8/2029(a) 45,000 43,887
Athene Holding Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.61%),
6.63%, 10/15/2054(d) 27,000 26,849
Brown & Brown, Inc. ,
2.38%, 3/15/2031 44,000 36,969
F&G Annuities & Life, Inc. ,
6.25%, 10/4/2034 14,000 13,582
Guardian Life Global Funding ,
1.25%, 5/13/2026(a) 55,000 52,558
Markel Group, Inc. ,
6.00%, 5/16/2054 23,000 22,777
Massachusetts Mutual Life
Insurance Co. ,
3.38%, 4/15/2050(a) 61,000 40,721
Panther Escrow Issuer LLC ,
7.13%, 6/1/2031(a) 50,000 50,500
397,703
Interactive Media & Services 0 .1%
Meta Platforms, Inc. ,
5.60%, 5/15/2053 52,000 51,987
IT Services 0 .0%
†
Kyndryl Holdings, Inc. ,
4.10%, 10/15/2041 38,000 30,098
Machinery 0 .1%
AGCO Corp. ,
5.80%, 3/21/2034 27,000 27,138
CNH Industrial Capital LLC ,
5.10%, 4/20/2029 10,000 10,002
Cummins, Inc. ,
5.45%, 2/20/2054 12,000 11,677
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Husky Injection Molding
Systems Ltd. ,
9.00%, 2/15/2029(a) 75,000 78,300
127,117
Marine Transportation 0 .2%
MV24 Capital BV ,
Reg. S, 6.75%, 6/1/2034 150,420 142,202
Media 0 .3%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029 10,000 10,193
DirecTV Financing LLC, Term
Loan B ,
5.88%, 8/15/2027(a) 50,000 48,715
DISH DBS Corp. ,
5.75%, 12/1/2028(a) 40,000 34,200
EchoStar Corp. ,
10.75%, 11/30/2029 10,000 10,753
Gray Television, Inc. ,
10.50%, 7/15/2029(a) 30,000 29,998
Sirius XM Radio LLC ,
5.50%, 7/1/2029(a) 85,000 81,499
Townsquare Media, Inc. ,
6.88%, 2/1/2026(a) 30,000 29,797
Univision Communications,
Inc. ,
7.38%, 6/30/2030(a) 30,000 28,699
Videotron Ltd. ,
5.70%, 1/15/2035(a) 28,000 27,481
301,335
Metals & Mining 0 .3%
ArcelorMittal SA ,
6.00%, 6/17/2034 13,000 13,222
Cia de Minas Buenaventura
SAA ,
Reg. S, 5.50%, 7/23/2026 200,000 199,838
Glencore Funding LLC ,
1.63%, 4/27/2026(a) 31,000 29,728
5.37%, 4/4/2029(a) 52,000 52,409
Vale Overseas Ltd. ,
6.40%, 6/28/2054 13,000 12,781
307,978
Multi-Utilities 0 .1%
Black Hills Corp. ,
6.00%, 1/15/2035 27,000 27,841
Dominion Energy, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.21%),
6.63%, 5/15/2055(d) 15,000 15,250
DTE Energy Co. ,
5.85%, 6/1/2034 38,000 39,010
NiSource, Inc. ,
5.35%, 4/1/2034 24,000 23,801
105,902
Oil, Gas & Consumable Fuels 1 .6%
Aethon United BR LP ,
7.50%, 10/1/2029(a) 65,000 66,473

NVIT DoubleLine Total Return Tactical Fund - December 31, 2024 - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Buckeye Partners LP ,
6.88%, 7/1/2029(a) 60,000 60,727
Cheniere Energy Partners LP ,
4.00%, 3/1/2031 28,000 25,892
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 49,000 47,937
Civitas Resources, Inc. ,
8.38%, 7/1/2028(a) 15,000 15,579
Cosan Overseas Ltd. ,
Reg. S, 8.25%,
2/05/2025(e)(h) 100,000 99,800
Devon Energy Corp. ,
5.75%, 9/15/2054 15,000 13,608
DT Midstream, Inc. ,
4.13%, 6/15/2029(a) 14,000 13,074
Ecopetrol SA ,
5.88%, 11/2/2051 200,000 134,198
Energy Transfer LP ,
5.00%, 5/15/2044(c) 32,000 27,516
5.95%, 5/15/2054 28,000 27,069
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.83%),
7.13%, 10/1/2054(d) 13,000 13,171
EnLink Midstream LLC ,
5.38%, 6/1/2029 12,000 12,000
5.65%, 9/1/2034 41,000 40,863
Enterprise Products Operating
LLC ,
5.55%, 2/16/2055 30,000 28,859
Expand Energy Corp. ,
6.75%, 4/15/2029(a) 10,000 10,104
5.70%, 1/15/2035 15,000 14,722
Gulfport Energy Operating
Corp. ,
6.75%, 9/1/2029(a) 65,000 65,453
Harvest Midstream I LP ,
7.50%, 5/15/2032(a) 30,000 30,547
Hess Midstream Operations
LP ,
5.50%, 10/15/2030(a) 14,000 13,534
Hilcorp Energy I LP ,
7.25%, 2/15/2035(a) 15,000 14,102
Kinder Morgan, Inc. ,
5.20%, 6/1/2033 52,000 50,799
Kinetik Holdings LP ,
5.88%, 6/15/2030(a) 13,000 12,796
Matador Resources Co. ,
6.50%, 4/15/2032(a) 50,000 49,434
Medco Laurel Tree Pte. Ltd. ,
Reg. S, 6.95%, 11/12/2028 200,000 199,028
MPLX LP ,
1.75%, 3/1/2026 24,000 23,172
5.50%, 6/1/2034 25,000 24,639
NGL Energy Operating LLC ,
8.13%, 2/15/2029(a) 20,000 20,263
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 30,000 25,875
Occidental Petroleum Corp. ,
5.38%, 1/1/2032 6,000 5,875
ONEOK, Inc. ,
6.63%, 9/1/2053 26,000 27,337
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Permian Resources Operating
LLC ,
7.00%, 1/15/2032(a) 35,000 35,529
6.25%, 2/1/2033(a) 13,000 12,832
Petroleos Mexicanos ,
6.75%, 9/21/2047 100,000 68,747
South Bow Canadian
Infrastructure Holdings Ltd. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.67%),
7.50%, 3/1/2055(a)(d) 7,000 7,238
South Bow USA Infrastructure
Holdings LLC ,
4.91%, 9/1/2027(a) 5,000 4,983
Tallgrass Energy Partners LP ,
7.38%, 2/15/2029(a) 20,000 20,063
Targa Resources Corp. ,
5.50%, 2/15/2035 8,000 7,871
Venture Global LNG, Inc. ,
8.38%, 6/1/2031(a) 15,000 15,644
9.88%, 2/1/2032(a) 15,000 16,459
Vital Energy, Inc. ,
7.88%, 4/15/2032(a) 25,000 24,055
Williams Cos., Inc. (The) ,
5.15%, 3/15/2034 29,000 28,195
1,456,062
Passenger Airlines 0 .1%
American Airlines, Inc. ,
8.50%, 5/15/2029(a) 30,000 31,498
JetBlue Airways Corp. ,
9.88%, 9/20/2031(a) 15,000 15,936
47,434
Pharmaceuticals 0 .1%
1375209 BC Ltd. ,
9.00%, 1/30/2028(a) 5,000 4,996
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 25,000 22,688
5.25%, 1/30/2030(a) 10,000 5,450
14.00%, 10/15/2030(a) 1,000 927
Royalty Pharma plc ,
5.40%, 9/2/2034 28,000 27,245
61,306
Professional Services 0 .2%
Amentum Holdings, Inc. ,
7.25%, 8/1/2032(a) 40,000 40,303
Jacobs Engineering Group,
Inc. ,
5.90%, 3/1/2033 53,000 53,694
Verisk Analytics, Inc. ,
5.25%, 6/5/2034 28,000 27,657
VT Topco, Inc. ,
8.50%, 8/15/2030(a) 30,000 31,775
153,429
Real Estate Management & Development 0 .0%
†
Anywhere Real Estate Group
LLC ,
7.00%, 4/15/2030(a) 25,000 22,179

38 - Statement of Investments - December 31, 2024 - NVIT DoubleLine Total Return Tactical Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs 0 .1%
American Homes 4 Rent LP ,
5.50%, 2/1/2034 38,000 37,843
Sun Communities Operating
LP ,
2.70%, 7/15/2031 34,000 28,588
66,431
Retail REITs 0 .0%
†
Agree LP ,
5.63%, 6/15/2034 17,000 17,049
Phillips Edison Grocery Center
Operating Partnership I LP ,
5.75%, 7/15/2034 26,000 26,030
43,079
Semiconductors & Semiconductor Equipment 0 .1%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 59,000 51,645
Marvell Technology, Inc. ,
5.95%, 9/15/2033 53,000 55,026
Qorvo, Inc. ,
3.38%, 4/1/2031(a) 17,000 14,539
121,210
Software 0 .2%
AppLovin Corp. ,
5.38%, 12/1/2031 13,000 13,003
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 35,000 33,262
Atlassian Corp. ,
5.25%, 5/15/2029 17,000 17,127
Cadence Design Systems,
Inc. ,
4.70%, 9/10/2034 16,000 15,340
Central Parent LLC ,
8.00%, 6/15/2029(a) 50,000 50,721
Ellucian Holdings, Inc. ,
6.50%, 12/1/2029(a) 25,000 25,011
Oracle Corp. ,
6.25%, 11/9/2032 5,000 5,299
3.80%, 11/15/2037 9,000 7,513
Workday, Inc. ,
3.80%, 4/1/2032 14,000 12,740
180,016
Specialized REITs 0 .2%
American Tower Corp. ,
3.60%, 1/15/2028 30,000 28,843
Crown Castle, Inc. ,
4.30%, 2/15/2029 50,000 48,380
Equinix, Inc. ,
3.90%, 4/15/2032 31,000 28,553
2.95%, 9/15/2051 54,000 33,123
Extra Space Storage LP ,
5.40%, 2/1/2034 28,000 27,729
Iron Mountain, Inc. ,
6.25%, 1/15/2033(a) 5,000 4,980
171,608
Specialty Retail 0 .1%
Carvana Co. ,
13.00%, 6/1/2030(a)(g) 15,000 15,716
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Michaels Cos., Inc. (The) ,
5.25%, 5/1/2028(a) 10,000 7,550
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026 12,000 12,208
5.00%, 8/19/2034 16,000 15,517
Staples, Inc. ,
10.75%, 9/1/2029(a) 15,000 14,757
Victra Holdings LLC ,
8.75%, 9/15/2029(a) 50,000 52,276
118,024
Technology Hardware, Storage & Peripherals 0 .1%
Dell, Inc. ,
6.50%, 4/15/2038 14,000 14,645
Hewlett Packard Enterprise
Co. ,
5.00%, 10/15/2034 70,000 67,282
NetApp, Inc. ,
1.88%, 6/22/2025 41,000 40,373
122,300
Tobacco 0 .1%
BAT Capital Corp. ,
4.54%, 8/15/2047 29,000 22,870
Philip Morris International,
Inc. ,
5.25%, 2/13/2034 28,000 27,673
50,543
Trading Companies & Distributors 0 .1%
Aviation Capital Group LLC ,
5.38%, 7/15/2029(a) 18,000 18,009
Fortress Transportation and
Infrastructure Investors LLC ,
5.88%, 4/15/2033(a) 35,000 33,776
51,785
Transportation Infrastructure 0 .3%
Adani International Container
Terminal Pvt Ltd. ,
Reg. S, 3.00%, 2/16/2031 166,000 136,535
Rutas 2 & 7 Finance Ltd. ,
Reg. S, 0.00%,
9/30/2036(f) 160,000 113,036
249,571
Wireless Telecommunication Services 0 .1%
T-Mobile USA, Inc. ,
5.50%, 1/15/2055 77,000 72,464
Total Corporate Bonds
(cost $10,995,551)
10,814,158
Foreign Government Securities 0 .4%
COLOMBIA 0.2%
Republic of Colombia,
4.13%, 5/15/2051 250,000 142,628

NVIT DoubleLine Total Return Tactical Fund - December 31, 2024 - Statement of Investments - 39
Foreign Government Securities
Principal
Amount ($) Value ($)
SOUTH AFRICA 0.2%
Republic of South Africa,
4.30%, 10/12/2028 200,000 187,075
Total Foreign Government Securities
(cost $440,890)
329,703
Mortgage-Backed Securities 21 .0%
FHLMC Gold Pool
Pool# Q50135
3.50%, 8/1/2047 1,210,533 1,087,943
Pool# G08775
4.00%, 8/1/2047 378,734 350,405
Pool# Q51461
3.50%, 10/1/2047 528,295 474,794
FHLMC UMBS Pool
Pool# SD5677
5.00%, 3/1/2054 554,575 539,184
Pool# RJ1952
5.50%, 7/1/2054 2,035,369 2,026,807
Pool# SD6874
5.50%, 11/1/2054 918,935 918,764
FNMA Pool
Pool# BL6290
2.08%, 5/1/2030 2,100,000 1,825,034
Pool# BS9551
5.94%, 9/1/2053 1,886,926 1,933,330
FNMA UMBS Pool
Pool# MA2888
2.50%, 1/1/2047 920,925 771,159
Pool# AS9937
3.00%, 7/1/2047 921,105 799,017
Pool# FM8215
2.50%, 3/1/2051 1,276,625 1,058,640
Pool# CB0705
3.00%, 6/1/2051 1,236,531 1,061,410
Pool# MA4416
3.50%, 9/1/2051 1,030,520 918,021
Pool# CB8501
6.00%, 5/1/2054 1,839,788 1,883,681
Pool# FS8642
6.00%, 6/1/2054 2,046,007 2,078,302
Pool# FS9671
5.50%, 11/1/2054 921,293 921,122
Total Mortgage-Backed Securities
(cost $20,380,123)
18,647,613
U.S. Treasury Obligations 19 .9%
U.S. Treasury Notes
0.38%, 4/30/2025 3,950,000 3,899,857
0.75%, 3/31/2026 3,000,000 2,873,517
0.75%, 5/31/2026 4,000,000 3,809,675
0.75%, 1/31/2028 7,850,000 7,053,353
Total U.S. Treasury Obligations
(cost $17,616,180)
17,636,402
Investment Company 1 .8%
Shares Value ($)
Fixed Income Fund 1 .8%
DoubleLine Floating Rate
Fund, Class I 180,098 1,622,684
Total Investment Company
(cost $1,698,325)
1,622,684
Total Investments
(cost $88,505,651) — 94.0%
83,394,620
Other assets in excess of
liabilities — 6.0% 5,332,863
NET ASSETS — 100.0%
$ 88,727,483
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2024
was $23,143,494 which represents 26.08% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of December 31, 2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2024.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2024.
(e) Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on December 31, 2024.
The maturity date reflects the next call date.
(f) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(g) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(h) Perpetual bond security. The maturity date reflects the next call date.
ACES Alternative Credit Enhancement Services
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
IO Interest only
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

40 - Statement of Investments - December 31, 2024 - NVIT DoubleLine Total Return Tactical Fund
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 95 3/2025 USD 19,532,891 2,835
U.S. Treasury 5 Year Note 80 3/2025 USD 8,504,375 (37,123)
U.S. Treasury Long Bond 155 3/2025 USD 17,645,781 (411,637)
U.S. Treasury Ultra Bond 12 3/2025 USD 1,426,875 (46,024)
Total long contracts (491,949)
Short Contracts
U.S. Treasury 10 Year Ultra Note (89) 3/2025 USD (9,906,812) 132,801
Total short contracts 132,801
Net contracts (359,148)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Federated High Income Bond Fund - December 31, 2024 - Statement of Investments - 41
Corporate Bonds 96 .8%
Principal
Amount ($) Value ($)
Aerospace / Defense 1 .7%
Goat Holdco LLC ,
6.75%, 2/1/2032(a) 100,000 99,023
TransDigm, Inc. ,
5.50%, 11/15/2027 1,000,000 982,634
6.38%, 3/1/2029(a) 150,000 150,333
4.88%, 5/1/2029 75,000 70,820
6.88%, 12/15/2030(a) 75,000 76,116
6.63%, 3/1/2032(a) 300,000 302,708
1,681,634
Airlines 0 .1%
American Airlines, Inc. ,
5.50%, 4/20/2026(a) 125,000 124,596
Automotive 5 .7%
Adient Global Holdings Ltd. ,
4.88%, 8/15/2026(a) 300,000 295,579
7.00%, 4/15/2028(a) 75,000 75,891
8.25%, 4/15/2031(a) 150,000 152,958
Clarios Global LP ,
8.50%, 5/15/2027(a) 1,075,000 1,076,635
6.75%, 5/15/2028(a) 100,000 101,829
Dana, Inc. ,
4.50%, 2/15/2032 325,000 298,084
Dornoch Debt Merger Sub,
Inc. ,
6.63%, 10/15/2029(a) 525,000 425,163
Ford Motor Credit Co. LLC ,
3.38%, 11/13/2025 650,000 639,807
4.39%, 1/8/2026 200,000 198,402
2.70%, 8/10/2026 200,000 192,062
4.27%, 1/9/2027 275,000 269,359
7.35%, 11/4/2027 200,000 209,415
6.80%, 5/12/2028 175,000 180,837
5.11%, 5/3/2029 200,000 194,793
IHO Verwaltungs GmbH ,
6.38%, 5/15/2029(a)(b) 275,000 264,478
8.00%, 11/15/2032(a)(b) 225,000 226,462
JB Poindexter & Co., Inc. ,
8.75%, 12/15/2031(a) 375,000 394,735
Real Hero Merger Sub 2, Inc. ,
6.25%, 2/1/2029(a) 250,000 214,950
ZF North America Capital,
Inc. ,
6.75%, 4/23/2030(a) 150,000 144,290
5,555,729
Banking 0 .1%
Ally Financial, Inc. ,
5.75%, 11/20/2025 75,000 75,387
Building Materials 4 .3%
American Builders &
Contractors Supply Co.,
Inc. ,
4.00%, 1/15/2028(a) 75,000 71,871
Beacon Roofing Supply, Inc. ,
6.50%, 8/1/2030(a) 50,000 50,728
Camelot Return Merger Sub,
Inc. ,
8.75%, 8/1/2028(a) 75,000 71,869
CP Atlas Buyer, Inc. ,
7.00%, 12/1/2028(a) 275,000 241,855
Corporate Bonds
Principal
Amount ($) Value ($)
Building Materials
Foundation Building Materials,
Inc. ,
6.00%, 3/1/2029(a) 725,000 635,360
GYP Holdings III Corp. ,
4.63%, 5/1/2029(a) 300,000 282,947
Interface, Inc. ,
5.50%, 12/1/2028(a) 425,000 415,439
Masterbrand, Inc. ,
7.00%, 7/15/2032(a) 225,000 226,551
Miter Brands Acquisition
Holdco, Inc. ,
6.75%, 4/1/2032(a) 350,000 351,640
MIWD Holdco II LLC ,
5.50%, 2/1/2030(a) 125,000 118,072
Patrick Industries, Inc. ,
6.38%, 11/1/2032(a) 350,000 338,689
Standard Building Solutions,
Inc. ,
6.50%, 8/15/2032(a) 175,000 175,280
Standard Industries, Inc. ,
5.00%, 2/15/2027(a) 375,000 366,987
3.38%, 1/15/2031(a) 475,000 407,270
White Cap Buyer LLC ,
6.88%, 10/15/2028(a) 375,000 370,848
4,125,406
Cable Satellite 6 .2%
CCO Holdings LLC ,
5.13%, 5/1/2027(a) 200,000 196,524
5.00%, 2/1/2028(a) 525,000 506,044
5.38%, 6/1/2029(a) 50,000 47,772
4.75%, 3/1/2030(a) 750,000 684,875
4.50%, 5/1/2032 400,000 344,065
4.50%, 6/1/2033(a) 125,000 105,173
4.25%, 1/15/2034(a) 50,000 40,565
CSC Holdings LLC ,
5.50%, 4/15/2027(a) 400,000 358,000
5.75%, 1/15/2030(a) 425,000 241,767
4.50%, 11/15/2031(a) 400,000 288,012
DISH DBS Corp. ,
5.13%, 6/1/2029 350,000 224,115
Sirius XM Radio LLC ,
3.13%, 9/1/2026(a) 525,000 504,292
4.00%, 7/15/2028(a) 100,000 92,136
3.88%, 9/1/2031(a) 225,000 188,275
Sunrise FinCo. I BV ,
4.88%, 7/15/2031(a) 625,000 566,912
Telenet Finance Luxembourg
Notes Sarl ,
5.50%, 3/1/2028(a) 400,000 388,488
Virgin Media Secured Finance
plc ,
5.50%, 5/15/2029(a) 200,000 187,589
Vmed O2 UK Financing I plc ,
4.75%, 7/15/2031(a) 650,000 558,791
VZ Secured Financing BV ,
5.00%, 1/15/2032(a) 400,000 353,783
Ziggo Bond Co. BV ,
5.13%, 2/28/2030(a) 200,000 180,201
6,057,379

42 - Statement of Investments - December 31, 2024 - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals 2 .9%
Axalta Coating Systems Dutch
Holding B BV ,
7.25%, 2/15/2031(a) 150,000 155,225
Axalta Coating Systems LLC ,
4.75%, 6/15/2027(a) 175,000 171,521
3.38%, 2/15/2029(a) 150,000 136,167
Element Solutions, Inc. ,
3.88%, 9/1/2028(a) 225,000 213,419
HB Fuller Co. ,
4.25%, 10/15/2028 75,000 70,540
Herens Holdco Sarl ,
4.75%, 5/15/2028(a) 325,000 299,877
Illuminate Buyer LLC ,
9.00%, 7/1/2028(a) 200,000 202,508
Olympus Water US Holding
Corp. ,
7.13%, 10/1/2027(a) 200,000 202,794
4.25%, 10/1/2028(a) 200,000 186,896
9.75%, 11/15/2028(a) 200,000 212,203
6.25%, 10/1/2029(a) 425,000 403,726
SNF Group SACA ,
3.38%, 3/15/2030(a) 250,000 219,092
WR Grace Holdings LLC ,
5.63%, 8/15/2029(a) 300,000 275,905
7.38%, 3/1/2031(a) 50,000 51,061
2,800,934
Construction Machinery 0 .4%
H&E Equipment Services,
Inc. ,
3.88%, 12/15/2028(a) 175,000 159,939
United Rentals North America,
Inc. ,
4.88%, 1/15/2028 150,000 145,984
3.88%, 2/15/2031 50,000 44,667
350,590
Consumer Cyclical Services 3 .7%
Allied Universal Holdco LLC ,
9.75%, 7/15/2027(a) 250,000 251,711
6.00%, 6/1/2029(a) 450,000 410,021
7.88%, 2/15/2031(a) 200,000 204,417
Brink's Co. (The) ,
6.50%, 6/15/2029(a) 225,000 228,018
6.75%, 6/15/2032(a) 150,000 151,102
Cars.com, Inc. ,
6.38%, 11/1/2028(a) 225,000 223,616
Dun & Bradstreet Corp. (The) ,
5.00%, 12/15/2029(a) 350,000 333,301
Garda World Security Corp. ,
6.00%, 6/1/2029(a) 350,000 331,796
8.38%, 11/15/2032(a) 750,000 763,384
Go Daddy Operating Co. LLC ,
5.25%, 12/1/2027(a) 200,000 196,455
Match Group Holdings II LLC ,
5.00%, 12/15/2027(a) 250,000 241,784
4.13%, 8/1/2030(a) 250,000 221,440
3,557,045
Consumer Products 2 .2%
BCPE Empire Holdings, Inc. ,
7.63%, 5/1/2027(a) 800,000 797,111
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Products
Champ Acquisition Corp. ,
8.38%, 12/1/2031(a) 250,000 255,020
Edgewell Personal Care Co. ,
4.13%, 4/1/2029(a) 325,000 299,706
Energizer Holdings, Inc. ,
6.50%, 12/31/2027(a) 150,000 150,186
4.75%, 6/15/2028(a) 275,000 262,048
4.38%, 3/31/2029(a) 350,000 325,098
2,089,169
Diversified Manufacturing 1 .5%
EMRLD Borrower LP ,
6.63%, 12/15/2030(a) 575,000 575,767
Gates Corp. ,
6.88%, 7/1/2029(a) 425,000 432,317
WESCO Distribution, Inc. ,
7.25%, 6/15/2028(a) 400,000 406,726
1,414,810
Finance Companies 2 .2%
Boost Newco Borrower LLC ,
7.50%, 1/15/2031(a) 425,000 445,553
Macquarie Airfinance Holdings
Ltd. ,
6.40%, 3/26/2029(a) 25,000 25,723
8.13%, 3/30/2029(a) 100,000 105,761
6.50%, 3/26/2031(a) 25,000 25,827
Navient Corp. ,
6.75%, 6/25/2025 25,000 25,026
5.50%, 3/15/2029 250,000 235,830
Rocket Mortgage LLC ,
2.88%, 10/15/2026(a) 325,000 308,365
3.63%, 3/1/2029(a) 275,000 249,045
3.88%, 3/1/2031(a) 75,000 65,347
4.00%, 10/15/2033(a) 75,000 62,465
United Wholesale Mortgage
LLC ,
5.50%, 11/15/2025(a) 150,000 149,261
5.75%, 6/15/2027(a) 175,000 172,857
5.50%, 4/15/2029(a) 175,000 168,569
UWM Holdings LLC ,
6.63%, 2/1/2030(a) 100,000 99,382
2,139,011
Food & Beverage 2 .2%
BellRing Brands, Inc. ,
7.00%, 3/15/2030(a) 500,000 512,086
Performance Food Group,
Inc. ,
5.50%, 10/15/2027(a) 50,000 49,578
4.25%, 8/1/2029(a) 275,000 255,154
6.13%, 9/15/2032(a) 125,000 124,994
Post Holdings, Inc. ,
5.50%, 12/15/2029(a) 325,000 314,473
6.25%, 2/15/2032(a) 100,000 99,249
6.38%, 3/1/2033(a) 75,000 73,415
6.25%, 10/15/2034(a) 75,000 73,060
US Foods, Inc. ,
4.75%, 2/15/2029(a) 450,000 430,953
4.63%, 6/1/2030(a) 150,000 141,068

NVIT Federated High Income Bond Fund - December 31, 2024 - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Food & Beverage
US Foods, Inc.,
5.75%, 4/15/2033(a) 50,000 48,590
2,122,620
Food & Staples Retailing 0 .0%
†
Jitney-Jungle Stores of
America, Inc. ,
10.38%, 9/15/2007^∞(c) 100,000 0
Gaming 5 .7%
Affinity Interactive ,
6.88%, 12/15/2027(a) 100,000 75,060
Boyd Gaming Corp. ,
4.75%, 12/1/2027 100,000 96,679
4.75%, 6/15/2031(a) 50,000 46,259
Caesars Entertainment, Inc. ,
8.13%, 7/1/2027(a) 136,000 137,360
7.00%, 2/15/2030(a) 100,000 101,855
6.50%, 2/15/2032(a) 150,000 150,677
6.00%, 10/15/2032(a) 300,000 289,250
CCM Merger, Inc. ,
6.38%, 5/1/2026(a) 150,000 149,621
Churchill Downs, Inc. ,
5.75%, 4/1/2030(a) 200,000 196,290
6.75%, 5/1/2031(a) 250,000 252,704
Light & Wonder International,
Inc. ,
7.25%, 11/15/2029(a) 175,000 178,524
7.50%, 9/1/2031(a) 125,000 128,703
MGM Resorts International ,
6.13%, 9/15/2029 250,000 249,686
6.50%, 4/15/2032 225,000 224,203
Midwest Gaming Borrower
LLC ,
4.88%, 5/1/2029(a) 475,000 447,833
Mohegan Tribal Gaming
Authority ,
8.00%, 2/1/2026(a) 550,000 547,239
Ontario Gaming GTA LP ,
8.00%, 8/1/2030(a) 275,000 282,697
Penn Entertainment, Inc. ,
4.13%, 7/1/2029(a) 100,000 89,671
Scientific Games Holdings LP ,
6.63%, 3/1/2030(a) 650,000 622,007
Station Casinos LLC ,
4.50%, 2/15/2028(a) 350,000 332,102
4.63%, 12/1/2031(a) 150,000 134,369
6.63%, 3/15/2032(a) 100,000 99,374
VICI Properties LP ,
4.25%, 12/1/2026(a) 150,000 147,511
3.88%, 2/15/2029(a) 25,000 23,557
4.63%, 12/1/2029(a) 150,000 143,675
4.13%, 8/15/2030(a) 75,000 69,688
Wynn Resorts Finance LLC ,
7.13%, 2/15/2031(a) 125,000 130,176
6.25%, 3/15/2033(a) 200,000 196,497
5,543,267
Health Insurance 0 .5%
Centene Corp. ,
4.25%, 12/15/2027 100,000 96,871
4.63%, 12/15/2029 200,000 189,152
Corporate Bonds
Principal
Amount ($) Value ($)
Health Insurance
Centene Corp.,
3.38%, 2/15/2030 50,000 44,534
Molina Healthcare, Inc. ,
6.25%, 1/15/2033(a) 200,000 197,668
528,225
Healthcare 4 .6%
AHP Health Partners, Inc. ,
5.75%, 7/15/2029(a) 425,000 410,560
Avantor Funding, Inc. ,
4.63%, 7/15/2028(a) 225,000 214,764
3.88%, 11/1/2029(a) 350,000 319,971
Community Health Systems,
Inc. ,
6.88%, 4/15/2029(a) 300,000 226,603
6.13%, 4/1/2030(a) 200,000 137,242
5.25%, 5/15/2030(a) 150,000 123,199
Concentra Escrow Issuer
Corp. ,
6.88%, 7/15/2032(a) 75,000 76,572
IQVIA, Inc. ,
5.00%, 10/15/2026(a) 250,000 246,632
6.50%, 5/15/2030(a) 175,000 178,075
Medline Borrower LP ,
3.88%, 4/1/2029(a) 125,000 115,749
6.25%, 4/1/2029(a) 175,000 176,845
5.25%, 10/1/2029(a) 1,000,000 965,064
Neogen Food Safety Corp. ,
8.63%, 7/20/2030(a) 175,000 187,696
Select Medical Corp. ,
6.25%, 12/1/2032(a) 250,000 240,615
Teleflex, Inc. ,
4.63%, 11/15/2027 75,000 72,679
Tenet Healthcare Corp. ,
6.25%, 2/1/2027 250,000 249,797
5.13%, 11/1/2027 200,000 195,874
4.25%, 6/1/2029 175,000 164,290
6.13%, 6/15/2030 200,000 198,424
4,500,651
Independent Energy 3 .6%
Aethon United BR LP ,
7.50%, 10/1/2029(a) 250,000 255,667
Antero Resources Corp. ,
7.63%, 2/1/2029(a) 13,000 13,308
5.38%, 3/1/2030(a) 125,000 120,779
Ascent Resources Utica
Holdings LLC ,
8.25%, 12/31/2028(a) 150,000 153,124
5.88%, 6/30/2029(a) 150,000 146,081
6.63%, 10/15/2032(a) 125,000 124,249
Chord Energy Corp. ,
6.38%, 6/1/2026(a) 50,000 49,985
Civitas Resources, Inc. ,
8.38%, 7/1/2028(a) 150,000 155,785
8.63%, 11/1/2030(a) 100,000 104,725
8.75%, 7/1/2031(a) 125,000 130,317
Comstock Resources, Inc. ,
6.75%, 3/1/2029(a) 400,000 389,933
5.88%, 1/15/2030(a) 150,000 139,893
Expand Energy Corp. ,
7.00%, 10/1/2024(c) 200,000 600

44 - Statement of Investments - December 31, 2024 - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Independent Energy
Expand Energy Corp.,
5.88%, 2/1/2029(a) 25,000 24,796
5.38%, 3/15/2030 50,000 48,892
Matador Resources Co. ,
6.50%, 4/15/2032(a) 200,000 197,736
6.25%, 4/15/2033(a) 75,000 72,684
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 289,000 289,885
Permian Resources Operating
LLC ,
6.25%, 2/1/2033(a) 125,000 123,382
Range Resources Corp. ,
4.88%, 5/15/2025 98,000 97,680
8.25%, 1/15/2029 125,000 128,699
4.75%, 2/15/2030(a) 75,000 70,378
Sitio Royalties Operating
Partnership LP ,
7.88%, 11/1/2028(a) 125,000 128,510
SM Energy Co. ,
6.75%, 9/15/2026 125,000 124,880
6.50%, 7/15/2028 125,000 124,216
6.75%, 8/1/2029(a) 75,000 74,240
TGNR Intermediate Holdings
LLC ,
5.50%, 10/15/2029(a) 200,000 186,754
3,477,178
Industrial - Other 1 .5%
Hillenbrand, Inc. ,
6.25%, 2/15/2029 275,000 274,821
Madison IAQ LLC ,
5.88%, 6/30/2029(a) 750,000 708,176
SPX Flow, Inc. ,
8.75%, 4/1/2030(a) 500,000 512,345
1,495,342
Insurance - P&C 8 .6%
Acrisure LLC ,
6.00%, 8/1/2029(a) 125,000 119,888
7.50%, 11/6/2030(a) 275,000 283,171
Alliant Holdings Intermediate
LLC ,
6.75%, 10/15/2027(a) 100,000 99,173
5.88%, 11/1/2029(a) 150,000 144,102
7.00%, 1/15/2031(a) 325,000 326,269
7.38%, 10/1/2032(a) 225,000 227,071
AmWINS Group, Inc. ,
6.38%, 2/15/2029(a) 225,000 226,380
4.88%, 6/30/2029(a) 575,000 539,923
Ardonagh Group Finance Ltd. ,
8.88%, 2/15/2032(a) 875,000 909,115
AssuredPartners, Inc. ,
5.63%, 1/15/2029(a) 125,000 126,311
7.50%, 2/15/2032(a) 150,000 161,442
Baldwin Insurance Group
Holdings LLC ,
7.13%, 5/15/2031(a) 375,000 382,716
BroadStreet Partners, Inc. ,
5.88%, 4/15/2029(a) 900,000 870,734
HUB International Ltd. ,
5.63%, 12/1/2029(a) 625,000 606,220
7.25%, 6/15/2030(a) 450,000 461,138
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance - P&C
HUB International Ltd.,
7.38%, 1/31/2032(a) 400,000 406,261
Jones Deslauriers Insurance
Management, Inc. ,
8.50%, 3/15/2030(a) 325,000 341,836
10.50%, 12/15/2030(a) 425,000 459,478
Panther Escrow Issuer LLC ,
7.13%, 6/1/2031(a) 550,000 555,497
Ryan Specialty LLC ,
4.38%, 2/1/2030(a) 200,000 187,760
5.88%, 8/1/2032(a) 225,000 222,625
USI, Inc. ,
7.50%, 1/15/2032(a) 650,000 672,235
8,329,345
Leisure 2 .1%
Carnival Corp. ,
6.00%, 5/1/2029(a) 125,000 124,704
7.00%, 8/15/2029(a) 50,000 52,010
NCL Corp. Ltd. ,
5.88%, 3/15/2026(a) 150,000 149,796
8.13%, 1/15/2029(a) 150,000 158,060
7.75%, 2/15/2029(a) 150,000 157,504
NCL Finance Ltd. ,
6.13%, 3/15/2028(a) 100,000 100,321
Royal Caribbean Cruises Ltd. ,
4.25%, 7/1/2026(a) 100,000 98,113
5.63%, 9/30/2031(a) 75,000 73,774
6.25%, 3/15/2032(a) 175,000 177,097
6.00%, 2/1/2033(a) 200,000 199,525
SeaWorld Parks &
Entertainment, Inc. ,
5.25%, 8/15/2029(a) 450,000 429,521
Six Flags Entertainment Corp. ,
5.50%, 4/15/2027(a) 75,000 74,529
7.25%, 5/15/2031(a) 250,000 255,332
2,050,286
Lodging 0 .8%
Hilton Domestic Operating
Co., Inc. ,
5.38%, 5/1/2025(a) 75,000 74,639
4.88%, 1/15/2030 100,000 95,921
3.63%, 2/15/2032(a) 50,000 43,434
5.88%, 3/15/2033(a) 175,000 172,194
RHP Hotel Properties LP ,
7.25%, 7/15/2028(a) 50,000 51,339
6.50%, 4/1/2032(a) 150,000 150,755
XHR LP ,
6.63%, 5/15/2030(a) 150,000 150,492
738,774
Media Entertainment 2 .4%
Audacy Capital LLC ,
6.50%, 5/1/2027(a)(c) 425,000 19,125
6.75%, 3/31/2029(a)(c) 200,000 9,000
Gray Television, Inc. ,
4.75%, 10/15/2030(a) 75,000 40,883
5.38%, 11/15/2031(a) 175,000 93,304
Lamar Media Corp. ,
4.88%, 1/15/2029 75,000 72,052
3.63%, 1/15/2031 50,000 44,005

NVIT Federated High Income Bond Fund - December 31, 2024 - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Media Entertainment
Nexstar Media, Inc. ,
4.75%, 11/1/2028(a) 200,000 186,476
Outfront Media Capital LLC ,
4.25%, 1/15/2029(a) 25,000 23,247
4.63%, 3/15/2030(a) 275,000 254,116
7.38%, 2/15/2031(a) 25,000 26,131
Scripps Escrow II, Inc. ,
5.38%, 1/15/2031(a) 75,000 38,051
Sinclair Television Group, Inc. ,
5.13%, 2/15/2027(a) 125,000 113,750
Stagwell Global LLC ,
5.63%, 8/15/2029(a) 700,000 666,466
TEGNA, Inc. ,
5.00%, 9/15/2029 100,000 93,523
Univision Communications,
Inc. ,
8.00%, 8/15/2028(a) 200,000 203,624
4.50%, 5/1/2029(a) 100,000 89,508
7.38%, 6/30/2030(a) 200,000 191,330
WMG Acquisition Corp. ,
3.75%, 12/1/2029(a) 200,000 184,269
2,348,860
Metals & Mining 0 .8%
Cleveland-Cliffs, Inc. ,
4.63%, 3/1/2029(a) 225,000 208,919
6.88%, 11/1/2029(a) 125,000 123,663
7.00%, 3/15/2032(a) 200,000 196,422
Coeur Mining, Inc. ,
5.13%, 2/15/2029(a) 300,000 287,361
816,365
Midstream 5 .6%
Antero Midstream Partners LP ,
5.75%, 3/1/2027(a) 300,000 298,602
5.75%, 1/15/2028(a) 225,000 223,228
5.38%, 6/15/2029(a) 525,000 511,257
Blue Racer Midstream LLC ,
7.00%, 7/15/2029(a) 50,000 51,067
7.25%, 7/15/2032(a) 75,000 77,050
Cheniere Energy Partners LP ,
4.50%, 10/1/2029 150,000 145,227
4.00%, 3/1/2031 150,000 138,706
3.25%, 1/31/2032 75,000 65,033
CNX Midstream Partners LP ,
4.75%, 4/15/2030(a) 375,000 341,983
DT Midstream, Inc. ,
4.38%, 6/15/2031(a) 175,000 159,674
Energy Transfer LP ,
7.38%, 2/1/2031(a) 100,000 104,573
EQM Midstream Partners LP ,
7.50%, 6/1/2027(a) 50,000 50,985
6.50%, 7/1/2027(a) 450,000 455,836
4.50%, 1/15/2029(a) 116,000 110,425
6.38%, 4/1/2029(a) 75,000 75,252
4.75%, 1/15/2031(a) 325,000 305,640
Hess Midstream Operations
LP ,
5.13%, 6/15/2028(a) 175,000 170,215
6.50%, 6/1/2029(a) 75,000 75,742
4.25%, 2/15/2030(a) 100,000 92,192
5.50%, 10/15/2030(a) 125,000 120,844
Corporate Bonds
Principal
Amount ($) Value ($)
Midstream
HF Sinclair Corp. ,
6.38%, 4/15/2027 50,000 50,736
5.00%, 2/1/2028 275,000 271,648
Northriver Midstream Finance
LP ,
6.75%, 7/15/2032(a) 275,000 276,631
Solaris Midstream Holdings
LLC ,
7.63%, 4/1/2026(a) 275,000 275,213
Suburban Propane Partners
LP ,
5.88%, 3/1/2027 150,000 148,818
5.00%, 6/1/2031(a) 350,000 312,015
Targa Resources Partners LP ,
6.50%, 7/15/2027 50,000 50,360
5.00%, 1/15/2028 50,000 49,458
5.50%, 3/1/2030 250,000 250,786
Western Midstream Operating
LP ,
4.50%, 3/1/2028 125,000 122,370
5,381,566
Oil Field Services 2 .0%
Archrock Partners LP ,
6.88%, 4/1/2027(a) 350,000 351,810
6.25%, 4/1/2028(a) 325,000 323,267
Kodiak Gas Services LLC ,
7.25%, 2/15/2029(a) 125,000 127,506
Nabors Industries Ltd. ,
7.50%, 1/15/2028(a) 150,000 138,894
Nabors Industries, Inc. ,
7.38%, 5/15/2027(a) 125,000 124,855
9.13%, 1/31/2030(a) 50,000 50,848
8.88%, 8/15/2031(a) 125,000 116,074
Precision Drilling Corp. ,
7.13%, 1/15/2026(a) 52,000 51,961
6.88%, 1/15/2029(a) 125,000 123,875
USA Compression Partners
LP ,
6.88%, 9/1/2027 150,000 150,490
7.13%, 3/15/2029(a) 325,000 330,735
1,890,315
Packaging 4 .7%
ARD Finance SA ,
6.50%, 6/30/2027(a)(b) 259,062 36,269
Ardagh Metal Packaging
Finance USA LLC ,
4.00%, 9/1/2029(a) 725,000 622,770
Ardagh Packaging Finance
plc ,
5.25%, 8/15/2027(a) 200,000 113,538
5.25%, 8/15/2027(a) 200,000 113,538
Ball Corp. ,
6.00%, 6/15/2029 100,000 100,725
Berry Global, Inc. ,
5.63%, 7/15/2027(a) 125,000 124,348
Clydesdale Acquisition
Holdings, Inc. ,
6.88%, 1/15/2030(a) 150,000 151,015
8.75%, 4/15/2030(a) 725,000 732,880

46 - Statement of Investments - December 31, 2024 - NVIT Federated High Income Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Packaging
Crown Americas LLC ,
5.25%, 4/1/2030 150,000 145,979
Mauser Packaging Solutions
Holding Co. ,
7.88%, 4/15/2027(a) 100,000 102,021
9.25%, 4/15/2027(a) 275,000 278,218
OI European Group BV ,
4.75%, 2/15/2030(a) 100,000 89,024
Owens-Brockway Glass
Container, Inc. ,
6.63%, 5/13/2027(a) 257,000 255,896
7.25%, 5/15/2031(a) 250,000 243,305
7.38%, 6/1/2032(a) 100,000 95,615
Sealed Air Corp. ,
6.13%, 2/1/2028(a) 25,000 25,083
5.00%, 4/15/2029(a) 75,000 72,179
7.25%, 2/15/2031(a) 125,000 128,850
6.50%, 7/15/2032(a) 250,000 250,384
Trivium Packaging Finance
BV ,
8.50%, 8/15/2027(a) 900,000 898,617
4,580,254
Paper 0 .5%
Clearwater Paper Corp. ,
4.75%, 8/15/2028(a) 200,000 188,876
Graphic Packaging
International LLC ,
4.75%, 7/15/2027(a) 75,000 73,206
3.50%, 3/1/2029(a) 250,000 228,348
3.75%, 2/1/2030(a) 25,000 22,581
513,011
Pharmaceuticals 1 .5%
Bausch Health Cos., Inc. ,
6.13%, 2/1/2027(a) 150,000 136,125
5.00%, 2/15/2029(a) 475,000 280,108
Grifols SA ,
4.75%, 10/15/2028(a) 525,000 482,438
Organon & Co. ,
5.13%, 4/30/2031(a) 350,000 314,583
7.88%, 5/15/2034(a) 200,000 204,472
1,417,726
Restaurants 1 .6%
1011778 BC ULC ,
4.38%, 1/15/2028(a) 225,000 214,923
5.63%, 9/15/2029(a) 50,000 49,251
4.00%, 10/15/2030(a) 975,000 871,980
KFC Holding Co. ,
4.75%, 6/1/2027(a) 150,000 147,307
Yum! Brands, Inc. ,
4.75%, 1/15/2030(a) 200,000 191,267
4.63%, 1/31/2032 50,000 46,201
5.38%, 4/1/2032 25,000 24,212
1,545,141
Retailers 2 .4%
Academy Ltd. ,
6.00%, 11/15/2027(a) 200,000 198,928
Corporate Bonds
Principal
Amount ($) Value ($)
Retailers
Asbury Automotive Group,
Inc. ,
4.63%, 11/15/2029(a) 350,000 325,736
5.00%, 2/15/2032(a) 125,000 114,027
Belron UK Finance plc ,
5.75%, 10/15/2029(a) 250,000 247,427
Gap, Inc. (The) ,
3.63%, 10/1/2029(a) 200,000 179,591
Group 1 Automotive, Inc. ,
6.38%, 1/15/2030(a) 275,000 275,549
Kontoor Brands, Inc. ,
4.13%, 11/15/2029(a) 250,000 230,197
LCM Investments Holdings II
LLC ,
4.88%, 5/1/2029(a) 250,000 233,438
8.25%, 8/1/2031(a) 225,000 233,407
Sally Holdings LLC ,
6.75%, 3/1/2032 200,000 200,345
Velocity Vehicle Group LLC ,
8.00%, 6/1/2029(a) 75,000 77,992
William Carter Co. (The) ,
5.63%, 3/15/2027(a) 50,000 49,576
2,366,213
Supermarkets 0 .5%
Albertsons Cos., Inc. ,
5.88%, 2/15/2028(a) 100,000 99,587
6.50%, 2/15/2028(a) 75,000 75,987
3.50%, 3/15/2029(a) 375,000 341,310
516,884
Technology 11 .0%
Amentum Holdings, Inc. ,
7.25%, 8/1/2032(a) 250,000 251,892
AthenaHealth Group, Inc. ,
6.50%, 2/15/2030(a) 825,000 784,035
Capstone Borrower, Inc. ,
8.00%, 6/15/2030(a) 225,000 232,900
Central Parent, Inc. ,
7.25%, 6/15/2029(a) 500,000 494,095
Ciena Corp. ,
4.00%, 1/31/2030(a) 50,000 45,952
Clarivate Science Holdings
Corp. ,
3.88%, 7/1/2028(a) 50,000 46,578
4.88%, 7/1/2029(a) 525,000 489,411
Cloud Software Group, Inc. ,
6.50%, 3/31/2029(a) 250,000 245,385
9.00%, 9/30/2029(a) 500,000 507,647
8.25%, 6/30/2032(a) 125,000 128,819
Coherent Corp. ,
5.00%, 12/15/2029(a) 450,000 429,432
Consensus Cloud Solutions,
Inc. ,
6.50%, 10/15/2028(a) 200,000 198,311
Elastic NV ,
4.13%, 7/15/2029(a) 400,000 370,827
Ellucian Holdings, Inc. ,
6.50%, 12/1/2029(a) 100,000 100,042
Entegris, Inc. ,
5.95%, 6/15/2030(a) 200,000 198,368

NVIT Federated High Income Bond Fund - December 31, 2024 - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Technology
Fair Isaac Corp. ,
4.00%, 6/15/2028(a) 75,000 70,772
Fortress Intermediate 3, Inc. ,
7.50%, 6/1/2031(a) 325,000 331,393
Gartner, Inc. ,
4.50%, 7/1/2028(a) 125,000 121,806
HealthEquity, Inc. ,
4.50%, 10/1/2029(a) 425,000 398,376
Insight Enterprises, Inc. ,
6.63%, 5/15/2032(a) 250,000 251,410
Iron Mountain, Inc. ,
7.00%, 2/15/2029(a) 225,000 229,897
6.25%, 1/15/2033(a) 275,000 273,902
McAfee Corp. ,
7.38%, 2/15/2030(a) 825,000 801,262
Millennium Escrow Corp. ,
6.63%, 8/1/2026(a) 75,000 58,524
NCR Atleos Corp. ,
9.50%, 4/1/2029(a) 150,000 162,496
NCR Voyix Corp. ,
5.13%, 4/15/2029(a) 59,000 56,448
Open Text Corp. ,
3.88%, 12/1/2029(a) 175,000 158,298
Open Text Holdings, Inc. ,
4.13%, 2/15/2030(a) 150,000 136,031
Rocket Software, Inc. ,
9.00%, 11/28/2028(a) 175,000 181,227
6.50%, 2/15/2029(a) 375,000 353,089
Science Applications
International Corp. ,
4.88%, 4/1/2028(a) 50,000 48,112
Seagate HDD Cayman ,
8.25%, 12/15/2029 150,000 159,824
9.63%, 12/1/2032 245,750 276,922
Sensata Technologies BV ,
5.88%, 9/1/2030(a) 200,000 194,885
Sensata Technologies, Inc. ,
4.38%, 2/15/2030(a) 50,000 45,802
3.75%, 2/15/2031(a) 25,000 21,856
6.63%, 7/15/2032(a) 200,000 199,784
SS&C Technologies, Inc. ,
5.50%, 9/30/2027(a) 200,000 198,082
6.50%, 6/1/2032(a) 375,000 378,275
Synaptics, Inc. ,
4.00%, 6/15/2029(a) 150,000 136,706
TTM Technologies, Inc. ,
4.00%, 3/1/2029(a) 350,000 324,782
UKG, Inc. ,
6.88%, 2/1/2031(a) 275,000 278,996
Viavi Solutions, Inc. ,
3.75%, 10/1/2029(a) 175,000 157,804
Zebra Technologies Corp. ,
6.50%, 6/1/2032(a) 100,000 101,441
10,631,896
Transportation Services 0 .5%
Stena International SA ,
7.25%, 1/15/2031(a) 200,000 204,071
Watco Cos. LLC ,
7.13%, 8/1/2032(a) 250,000 257,687
461,758
Corporate Bonds
Principal
Amount ($) Value ($)
Utility - Electric 2 .7%
Calpine Corp. ,
5.25%, 6/1/2026(a) 6,000 5,993
4.50%, 2/15/2028(a) 125,000 119,889
5.13%, 3/15/2028(a) 300,000 290,939
4.63%, 2/1/2029(a) 75,000 70,797
5.00%, 2/1/2031(a) 50,000 47,019
3.75%, 3/1/2031(a) 150,000 134,069
NextEra Energy Operating
Partners LP ,
7.25%, 1/15/2029(a) 175,000 178,998
NRG Energy, Inc. ,
3.38%, 2/15/2029(a) 150,000 136,092
5.25%, 6/15/2029(a) 275,000 267,088
3.88%, 2/15/2032(a) 5,000 4,367
TerraForm Power Operating
LLC ,
5.00%, 1/31/2028(a) 325,000 313,120
4.75%, 1/15/2030(a) 175,000 161,764
TransAlta Corp. ,
7.75%, 11/15/2029 225,000 234,617
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 150,000 149,527
5.63%, 2/15/2027(a) 300,000 298,798
5.00%, 7/31/2027(a) 175,000 171,709
7.75%, 10/15/2031(a) 50,000 52,453
2,637,239
Total Corporate Bonds
(cost $97,569,499)
93,864,606
Total Investments
(cost $97,569,499) — 96.8%
93,864,606
Other assets in excess of
liabilities — 3.2% 3,082,742
NET ASSETS — 100.0%
$ 96,947,348

48 - Statement of Investments - December 31, 2024 - NVIT Federated High Income Bond Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2024
was $83,652,959 which represents 86.29% of net assets.
(b) PIK-Payment-in-kind security. Income may be in cash or
additional notes, at the discretion of the issuer. The rate
disclosed is the cash rate.
(c) Security in default.
The accompanying notes are an integral part of these financial statements.

NVIT Government Bond Fund - December 31, 2024 - Statement of Investments - 49
Asset-Backed Securities 5 .5%
Principal
Amount ($) Value ($)
Automobiles 0 .9%
Carvana Auto Receivables
Trust, Series 2023-
P3, Class A2, 6.09%,
11/10/2026(a) 198,505 198,833
Chesapeake Funding II LLC,
Series 2023-2A, Class A1,
6.16%, 10/15/2035(a) 1,370,031 1,390,013
Westlake Automobile
Receivables Trust, Series
2023-4A, Class A2, 6.23%,
1/15/2027(a) 1,038,427 1,042,818
2,631,664
Equipment Loans & Leases 0 .9%
CCG Receivables Trust,
Series 2023-2, Class A2,
6.28%, 4/14/2032(a) 1,631,772 1,657,575
Dell Equipment Finance Trust,
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 500,000 506,568
M&T Equipment Notes, Series
2023-1A, Class A2, 6.09%,
7/15/2030(a) 344,359 345,280
2,509,423
Home Equity 0 .3%
BRAVO Residential Funding
Trust, Series 2024-
CES1, Class A1A, 6.38%,
4/25/2054(a)(b) 875,958 884,872
Other 3 .4%
Alterna Funding III LLC,
Series 2024-1A, Class A,
6.26%, 5/16/2039(a) 656,570 662,442
AMSR Trust
Series 2020-SFR2, Class C,
2.53%, 7/17/2037(a) 1,339,450 1,319,297
Series 2020-SFR4, Class C,
1.86%, 11/17/2037(a) 1,487,000 1,442,869
FCI Funding LLC, Series
2024-1A, Class A, 5.44%,
8/15/2036(a) 968,852 965,366
FirstKey Homes Trust, Series
2020-SFR2, Class C,
1.67%, 10/19/2037(a) 2,000,000 1,945,024
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 588,687 500,375
Reach ABS Trust
Series 2024-1A, Class A,
6.30%, 2/18/2031(a) 269,704 271,396
Series 2023-1A, Class A,
7.05%, 2/18/2031(a) 18,234 18,264
SPS Servicer Advance
Receivables Trust, Series
2020-T2, Class A, 1.83%,
11/15/2055(a) 2,310,000 2,244,843
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Tricon Residential Trust,
Series 2024-SFR1, Class B,
4.75%, 4/17/2041(a) 325,000 316,999
9,686,875
Total Asset-Backed Securities
(cost $15,637,194)
15,712,834
Collateralized Mortgage Obligations 7 .5%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(c) 156,268 150,315
Barclays Mortgage Loan Trust,
Series 2022-INV1, Class
A1, 4.47%, 2/25/2062(a)(b) 806,106 793,542
Cross Mortgage Trust, Series
2024-H1, Class A1, 6.09%,
12/25/2068(a)(b) 1,155,434 1,158,414
FHLMC REMICS, Series
2985, Class JR, 4.50%,
6/15/2025 47,489 47,364
FNMA REMICS
Series 2005-40, Class YG,
5.00%, 5/25/2025 22,871 22,794
Series 2015-92, Class PA,
2.50%, 12/25/2041 1,973,743 1,787,709
Series 2013-59, Class MX,
2.50%, 9/25/2042 7,385,933 6,928,059
Series 2015-88, Class JA,
2.50%, 12/25/2045 1,516,189 1,389,702
GCAT 2022-CM1 Trust,
Series 2022-HX1, Class A1,
2.89%, 12/27/2066(a)(c) 1,154,941 1,054,223
GCAT Trust, Series 2024-
NQM1, Class A1, 6.01%,
1/25/2059(a)(b) 1,138,901 1,144,276
New Residential Mortgage
Loan Trust
Series 2017-2A, Class A4,
4.00%, 3/25/2057(a)(c) 511,362 488,377
Series 2017-6A, Class B1,
3.85%, 8/27/2057(a)(c) 1,622,427 1,553,655
OBX Trust
Series 2023-NQM1, Class
A1, 6.12%, 11/25/2062(a)(c) 1,090,302 1,093,105
Series 2024-NQM1, Class
A1, 5.93%, 11/25/2063(a)(b) 828,444 832,620
Series 2024-NQM2, Class
A1, 5.88%, 12/25/2063(a)(b) 1,234,194 1,238,522
Starwood Mortgage
Residential Trust, Series
2022-3, Class A1, 4.16%,
3/25/2067(a)(c) 1,313,736 1,254,911
Verus Securitization Trust,
Series 2022-4, Class A1,
4.47%, 4/25/2067(a)(b) 702,870 694,504
Total Collateralized Mortgage Obligations
(cost $22,683,836)
21,632,092

50 - Statement of Investments - December 31, 2024 - NVIT Government Bond Fund
Commercial Mortgage-Backed Securities 3 .3%
Principal
Amount ($) Value ($)
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K-154, Class A2,
4.35%, 1/25/2033(c) 2,800,000 2,697,307
Series K-157, Class A2,
4.20%, 5/25/2033 7,200,000 6,838,931
Total Commercial Mortgage-Backed
Securities
(cost $9,722,323) 9,536,238
Mortgage-Backed Securities 48 .0%
FHLMC Gold Pool
Pool# V83452
4.00%, 9/1/2047 1,634,103 1,517,878
Pool# G08881
3.50%, 6/1/2049 1,025,852 921,873
FHLMC Non Gold Pool Pool#
847558 ,
7.69%, 6/1/2035 (c) 257,444
267,157
FHLMC UMBS Pool
Pool# SD8025
3.50%, 11/1/2049 2,324,948 2,090,229
Pool# SD8030
3.00%, 12/1/2049 1,259,286 1,086,306
Pool# SD8050
3.00%, 3/1/2050 1,862,393 1,604,453
Pool# SD8080
2.00%, 6/1/2050 2,220,501 1,745,808
Pool# SD8171
1.50%, 10/1/2051 2,806,576 2,076,253
Pool# SD8182
2.00%, 12/1/2051 3,762,087 2,941,938
Pool# RA6433
2.50%, 12/1/2051 2,764,400 2,253,801
Pool# SD8199
2.00%, 3/1/2052 4,716,114 3,681,165
Pool# QE0958
2.00%, 3/1/2052 3,485,355 2,721,568
Pool# SD8200
2.50%, 3/1/2052 3,756,956 3,069,980
Pool# QE0799
2.50%, 4/1/2052 2,557,429 2,098,418
Pool# SD8213
3.00%, 5/1/2052 4,306,219 3,662,326
Pool# SD8214
3.50%, 5/1/2052 3,292,206 2,917,386
Pool# SD1413
3.50%, 7/1/2052 3,624,706 3,211,004
Pool# SD2253
3.50%, 12/1/2052 6,296,254 5,576,758
Pool# SD8288
5.00%, 1/1/2053 2,761,072 2,666,107
Pool# SD8302
6.50%, 2/1/2053 1,040,772 1,065,345
Pool# SD8378
7.00%, 11/1/2053 723,848 750,787
FNMA Pool
Pool# 745684
6.65%, 4/1/2034(c) 739,470 758,827
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 790760
7.31%, 9/1/2034(c) 305,108 310,720
Pool# 799144
6.54%, 4/1/2035(c) 59,015 58,943
Pool# 822705
7.02%, 4/1/2035(c) 129,922 132,295
Pool# 815217
6.83%, 5/1/2035(c) 413,979 419,385
Pool# 783609
6.96%, 5/1/2035(c) 317,967 324,395
Pool# 821377
7.51%, 5/1/2035(c) 35,934 36,446
Pool# 826181
7.35%, 7/1/2035(c) 519,694 528,525
Pool# 873932
6.31%, 8/1/2036 5,337,400 5,319,897
Pool# 745866
7.25%, 9/1/2036(c) 904,825 942,352
FNMA UMBS Pool
Pool# BM5426
3.00%, 12/1/2047 7,798,851 6,764,390
Pool# CA1564
4.50%, 4/1/2048 1,055,049 1,006,624
Pool# BM5267
4.50%, 12/1/2048 2,564,188 2,448,578
Pool# MA3746
4.00%, 8/1/2049 1,013,709 938,794
Pool# BP5843
2.50%, 5/1/2050 4,905,683 4,033,082
Pool# MA4096
2.50%, 8/1/2050 3,268,807 2,691,552
Pool# MA4119
2.00%, 9/1/2050 4,041,342 3,168,244
Pool# MA4183
2.50%, 11/1/2050 2,741,837 2,252,190
Pool# CB0456
2.50%, 5/1/2051 3,244,555 2,649,242
Pool# FS3885
3.00%, 11/1/2051 2,660,108 2,264,438
Pool# MA4492
2.00%, 12/1/2051 4,607,879 3,600,998
Pool# FS1648
2.50%, 1/1/2052 2,943,528 2,407,388
Pool# FS1476
3.00%, 3/1/2052 1,699,656 1,448,674
Pool# MA4577
2.00%, 4/1/2052 12,275,523 9,574,218
Pool# FS1749
2.50%, 4/1/2052 3,919,535 3,216,418
Pool# MA4698
3.00%, 8/1/2052 1,787,641 1,521,564
Pool# MA4805
4.50%, 11/1/2052 2,627,570 2,476,644
Pool# MA4980
6.00%, 4/1/2053 1,194,511 1,202,234
Pool# FS7087
5.50%, 8/1/2053 3,678,092 3,636,154
Pool# MA5192
6.50%, 11/1/2053 1,331,538 1,359,101
Pool# FS8795
6.00%, 8/1/2054 2,918,694 2,933,526

NVIT Government Bond Fund - December 31, 2024 - Statement of Investments - 51
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 748484
3.50%, 8/15/2025 7,792 7,752
Pool# 682492
3.50%, 10/15/2025 24,142 23,985
Pool# 719433
3.50%, 10/15/2025 15,216 15,132
Pool# 740930
3.50%, 11/15/2025 27,645 27,452
Pool# 733504
3.50%, 11/15/2025 22,595 22,481
Pool# 682497
3.50%, 11/15/2025 19,641 19,514
Pool# 742371
3.50%, 11/15/2025 10,944 10,867
Pool# 750403
3.50%, 11/15/2025 3,203 3,184
Pool# 755650
3.50%, 12/15/2025 58,584 58,203
Pool# 682502
3.50%, 12/15/2025 4,488 4,471
GNMA II Pool
Pool# MA8429
5.50%, 11/20/2052 1,766,769 1,759,389
Pool# MA8571
6.00%, 1/20/2053 1,362,221 1,381,010
Pool# MA8647
5.00%, 2/20/2053 1,730,028 1,682,731
Pool# MA8726
5.50%, 3/20/2053 4,076,638 4,056,261
Pool# MA8727
6.00%, 3/20/2053 1,371,596 1,389,885
Pool# MA8801
5.50%, 4/20/2053 2,494,349 2,481,370
Pool# MA9018
6.00%, 7/20/2053 1,128,687 1,140,936
Pool# MA9490
6.50%, 2/20/2054 1,570,491 1,599,914
Pool# MA9543
6.50%, 3/20/2054 2,031,478 2,067,371
Pool# MA9852
6.00%, 8/20/2054 1,587,678 1,599,443
Total Mortgage-Backed Securities
(cost $150,743,933)
137,703,729
U.S. Government Agency Securities 15 .4%
FFCB
3.14%, 7/2/2026 13,500,000 13,285,128
2.75%, 11/6/2026 2,000,000 1,946,335
2.38%, 3/16/2032 15,000,000 12,910,670
3.19%, 3/9/2033 2,475,000 2,207,580
Hashemite Kingdom of
Jordan AID Bond, 3.00%,
6/30/2025 2,125,000 2,105,853
State of Israel AID Bond,
5.50%, 9/18/2033 6,024,000 6,297,260
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FFCB
Tennessee Valley Authority,
4.38%, 8/1/2034 5,750,000 5,555,870
Total U.S. Government Agency Securities
(cost $48,399,599)
44,308,696
U.S. Treasury Obligations 14 .6%
U.S. Treasury Bonds
2.50%, 2/15/2046 5,150,000 3,521,772
2.25%, 8/15/2046 15,000,000 9,683,406
1.25%, 5/15/2050 (d) 6,000,000 2,844,510
4.75%, 11/15/2053 2,000,000 1,978,588
4.25%, 2/15/2054 1,250,000 1,140,313
U.S. Treasury Notes
4.63%, 2/28/2026 4,000,000 4,016,186
3.63%, 5/15/2026 (d) 1,000,000 991,753
4.63%, 11/15/2026 1,000,000 1,006,517
4.13%, 2/15/2027 (d) 4,000,000 3,989,099
4.25%, 3/15/2027 1,000,000 999,739
4.38%, 7/15/2027 2,000,000 2,005,132
4.13%, 11/15/2027 9,750,000 9,706,977
Total U.S. Treasury Obligations
(cost $47,155,228)
41,883,992
Short-Term Investment 4 .1%
U.S. Government Agency Security 4 .1%
Resolution Funding Corp.,
2.40%, 1/15/2030(e) 15,000,000 11,877,338
Total Short-Term Investment
(cost $13,326,451)
11,877,338
Repurchase Agreement 0 .4%
Cantor Fitzgerald & Co.
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $1,016,456,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $1,036,524. (f)(g) 1,016,200 1,016,200
Total Repurchase Agreement
(cost $1,016,200)
1,016,200
Total Investments
(cost $308,684,764) — 98.8%
283,671,119
Other assets in excess of
liabilities — 1.2% 3,434,786
NET ASSETS — 100.0%
$ 287,105,905

52 - Statement of Investments - December 31, 2024 - NVIT Government Bond Fund
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2024
was $27,169,298 which represents 9.46% of net assets.
(b) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2024.
(c) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of December 31, 2024.
(d) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $7,825,362, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $1,016,200 and by
$7,057,673 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 4.63%, and maturity dates ranging from 1/7/2025 –
2/15/2054, a total value of $8,073,873.
(e) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$1,016,200.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
AID Agency for International Development
FFCB Federal Farm Credit Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
REMICS Real Estate Mortgage Investment Conduits
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note 230 3/2025 USD 24,450,078 (101,177)
Net contracts (101,177)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

NVIT Government Money Market Fund - December 31, 2024 - Statement of Investments - 53
U.S. Government Agency Securities 23 .2%
Principal
Amount ($) Value ($)
FFCB
(SOFR + 0.13%), 4.50%,
3/20/2025(a) 15,000,000 15,000,000
(SOFR + 0.01%), 4.38%,
4/17/2025(a) 9,000,000 9,000,000
(SOFR + 0.06%), 4.43%,
12/2/2025(a) 7,600,000 7,600,000
(SOFR + 0.14%), 4.51%,
9/25/2026(a) 3,000,000 3,000,000
(SOFR + 0.14%), 4.51%,
11/23/2026(a) 16,000,000 16,000,000
(SOFR + 0.14%), 4.51%,
12/2/2026(a) 9,700,000 9,700,000
FHLB
4.41%, 4/30/2021 15,800,000 15,574,376
4.26%, 6/16/2021 17,000,000 16,675,470
4.54%, 1/3/2025 38,400,000 38,390,381
(SOFR + 0.01%), 4.38%,
1/13/2025(a) 46,000,000 46,000,000
4.88%, 1/23/2025 29,000,000 28,916,388
4.90%, 2/4/2025 9,000,000 8,960,305
4.74%, 2/7/2025 71,400,000 71,061,613
5.00%, 2/10/2025 17,500,000 17,407,444
5.00%, 2/11/2025 18,000,000 17,902,420
4.28%, 2/14/2025 46,000,000 45,761,168
(SOFR + 0.01%), 4.38%,
3/4/2025(a) 12,300,000 12,300,000
(SOFR + 0.01%), 4.38%,
3/10/2025(a) 8,000,000 8,000,000
4.46%, 3/14/2025 8,700,000 8,623,875
4.30%, 3/21/2025 70,000,000 69,347,306
5.18%, 4/7/2025 8,800,000 8,800,000
(SOFR + 0.02%), 4.39%,
4/10/2025(a) 13,000,000 13,000,000
(SOFR + 0.01%), 4.38%,
4/11/2025(a) 4,100,000 4,100,000
(SOFR + 0.01%), 4.38%,
4/14/2025(a) 4,600,000 4,600,000
(SOFR + 0.03%), 4.40%,
4/14/2025(a) 11,000,000 11,000,000
(SOFR + 0.14%), 4.51%,
4/21/2025(a) 22,000,000 22,000,000
5.20%, 5/5/2025 17,000,000 17,000,000
(SOFR + 0.02%), 4.39%,
5/7/2025(a) 8,400,000 8,400,000
(SOFR + 0.02%), 4.39%,
5/12/2025(a) 9,200,000 9,200,000
5.32%, 5/12/2025 17,600,000 17,600,000
(SOFR + 0.02%), 4.39%,
5/14/2025(a) 11,900,000 11,900,000
(SOFR + 0.00%), 4.37%,
5/28/2025(a) 9,400,000 9,400,000
(SOFR + 0.01%), 4.38%,
6/6/2025(a) 17,000,000 17,000,000
(SOFR + 0.02%), 4.39%,
6/6/2025(a) 5,800,000 5,800,000
(SOFR + 0.02%), 4.39%,
6/12/2025(a) 5,000,000 5,000,000
(SOFR + 0.14%), 4.51%,
6/17/2025(a) 16,000,000 16,000,000
(SOFR + 0.01%), 4.38%,
6/23/2025(a) 14,000,000 14,000,000
U.S. Government Agency Securities
Principal
Amount ($) Value ($)
FHLB
(SOFR + 0.01%), 4.38%,
7/28/2025(a) 14,000,000 14,000,000
(SOFR + 0.08%), 4.45%,
9/19/2025(a) 7,000,000 7,000,000
(SOFR + 0.16%), 4.53%,
10/10/2025(a) 10,000,000 10,000,000
(SOFR + 0.16%), 4.53%,
10/20/2025(a) 21,000,000 21,000,000
(SOFR + 0.16%), 4.53%,
11/3/2025(a) 11,000,000 11,000,000
(SOFR + 0.16%), 4.53%,
11/14/2025(a) 16,000,000 16,000,000
(SOFR + 0.15%), 4.52%,
12/8/2025(a) 11,000,000 11,000,000
(SOFR + 0.15%), 4.52%,
1/5/2026(a) 8,000,000 8,000,000
(SOFR + 0.14%), 4.51%,
9/10/2026(a) 3,000,000 3,000,000
(SOFR + 0.14%), 4.51%,
9/14/2026(a) 4,000,000 4,000,000
(SOFR + 0.14%), 4.51%,
9/18/2026(a) 7,500,000 7,500,000
FHLMC
(SOFR + 0.12%), 4.58%,
4/2/2026(a) 4,300,000 4,300,000
(SOFR + 0.14%), 4.51%,
10/16/2026(a) 8,000,000 8,000,000
FNMA
(SOFR + 0.10%), 4.47%,
6/18/2026(a) 6,900,000 6,900,000
(SOFR + 0.14%), 4.51%,
9/11/2026(a) 4,000,000 4,000,000
(SOFR + 0.14%), 4.51%,
10/23/2026(a) 4,000,000 4,000,000
(SOFR + 0.14%), 4.51%,
11/20/2026(a) 8,000,000 8,000,000
(SOFR + 0.14%), 4.51%,
12/11/2026(a) 5,500,000 5,500,000
Total U.S. Government Agency Securities
(cost $813,220,746)
813,220,746
U.S. Treasury Obligations 40 .7%
U.S. Treasury Bills
4.79%, 1/2/2025 40,000,000 39,994,752
4.65%, 1/9/2025 104,600,000 104,492,866
4.59%, 1/16/2025 92,500,000 92,324,932
4.34%, 1/23/2025 10,000,000 9,973,600
4.53%, 1/28/2025 79,200,000 78,933,225
4.54%, 1/30/2025 27,100,000 27,001,981
4.30%, 2/6/2025 35,000,000 34,850,200
4.50%, 2/11/2025 30,000,000 29,848,642
4.49%, 2/18/2025 30,000,000 29,823,200
4.51%, 2/25/2025 24,000,000 23,837,017
4.46%, 2/27/2025 26,000,000 25,818,249
4.50%, 3/4/2025 29,800,000 29,572,643
4.45%, 3/6/2025 17,300,000 17,164,676
4.35%, 3/13/2025 35,500,000 35,198,940
4.43%, 3/18/2025 15,000,000 14,861,617
4.62%, 3/20/2025 66,400,000 65,753,622
4.29%, 3/27/2025 56,000,000 55,439,378

54 - Statement of Investments - December 31, 2024 - NVIT Government Money Market Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bills
4.45%, 4/1/2025 17,900,000 17,703,547
4.38%, 4/8/2025 35,000,000 34,593,072
4.40%, 4/10/2025 33,200,000 32,806,816
4.30%, 4/15/2025 20,000,000 19,755,022
4.28%, 4/22/2025 33,000,000 32,570,615
4.41%, 4/24/2025 15,000,000 14,797,071
4.29%, 4/29/2025 25,000,000 24,653,375
4.42%, 5/1/2025 24,300,000 23,949,675
4.41%, 5/15/2025 10,400,000 10,233,155
4.29%, 6/12/2025 18,200,000 17,856,020
4.25%, 6/20/2025 56,500,000 55,390,089
4.26%, 6/26/2025 56,000,000 54,858,346
0.00%, 7/3/2025 18,000,000 17,623,715
4.28%, 10/30/2025 14,900,000 14,387,523
4.38%, 11/28/2025 28,600,000 27,498,193
4.25%, 12/26/2025 44,000,000 42,214,174
U.S. Treasury Notes
0.50%, 3/31/2025 10,000,000 9,892,208
(US Treasury 3 Month
Bill Money Market Yield +
0.13%), 4.40%, 7/31/2025(a) 23,000,000 22,994,417
0.25%, 10/31/2025 6,100,000 5,896,032
(US Treasury 3 Month
Bill Money Market
Yield + 0.17%), 4.45%,
10/31/2025(a) 40,000,000 39,993,239
5.00%, 10/31/2025 4,200,000 4,220,686
4.88%, 11/30/2025 4,800,000 4,821,422
(US Treasury 3 Month
Bill Money Market Yield +
0.25%), 4.52%, 1/31/2026(a) 30,700,000 30,712,335
(US Treasury 3 Month
Bill Money Market Yield +
0.15%), 4.43%, 4/30/2026(a) 69,000,000 69,000,107
(US Treasury 3 Month
Bill Money Market Yield +
0.18%), 4.46%, 7/31/2026(a) 44,300,000 44,253,038
(US Treasury 3 Month
Bill Money Market
Yield + 0.21%), 4.48%,
10/31/2026(a) 43,000,000 43,034,391
Total U.S. Treasury Obligations
(cost $1,430,597,823) 1,430,597,823
Repurchase Agreements 36 .4%
Canadian Imperial Bank
of Commerce, 4.46%,
dated 12/31/2024, due
1/2/2025, repurchase
price $165,040,883,
collateralized by U.S.
Government Agency
Securities, ranging from
0.00% - 7.23%, maturing
7/15/2027 - 8/20/2071;
total market value
$178,181,753.(b) 165,000,000 165,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
MUFG Securities Ltd.,
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $160,039,556,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.13% - 4.50%, maturing
5/15/2025 - 2/15/2054;
total market value
$163,200,031.(b) 160,000,000 160,000,000
MUFG Securities Ltd.,
4.46%, dated 12/31/2024,
due 1/2/2025, repurchase
price $295,073,094,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.13% -
7.00%, maturing 1/15/2026
- 12/20/2064; total market
value $317,004,990.(b) 295,000,000 295,000,000
Nomura Securities
International, Inc., 4.46%,
dated 12/31/2024, due
1/2/2025, repurchase
price $100,024,778,
collateralized by U.S.
Government Agency
Securities, ranging from
1.50% - 6.50%, maturing
2/1/2032 - 11/1/2054;
total market value
$102,000,189.(b) 100,000,000 100,000,000
RBC Dominion Securities,
Inc., 4.45%, dated
12/31/2024, due
1/2/2025, repurchase
price $210,051,917,
collateralized by U.S.
Government Treasury
Securities, ranging from
0.00% - 4.63%, maturing
6/12/2025 - 5/15/2054;
total market value
$214,200,028.(b) 210,000,000 210,000,000
RBC Dominion Securities,
Inc., 4.46%, dated
12/31/2024, due 1/2/2025,
repurchase price
$75,018,583, collateralized
by U.S. Government
Agency and Treasury
Securities, ranging from
0.00% - 6.50%, maturing
11/15/2031 - 12/20/2054;
total market value
$77,767,835.(b) 75,000,000 75,000,000

NVIT Government Money Market Fund - December 31, 2024 - Statement of Investments - 55
Repurchase Agreements
Principal
Amount ($) Value ($)
Royal Bank of Canada,
4.46%, dated 12/31/2024,
due 1/2/2025, repurchase
price $275,068,139,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.30% -
7.63%, maturing 2/15/2025
- 10/20/2064; total market
value $283,039,928.(b) 275,000,000 275,000,000
Total Repurchase Agreements
(cost $1,280,000,000)
1,280,000,000
Total Investments
(cost $3,523,818,569) — 100.3% 3,523,818,569
Liabilities in excess of other assets — (0.3)% (10,569,999)
NET ASSETS — 100.0%
$3,513,248,570
(a) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2024.
(b) Please refer to Note 2 for additional information on the joint repurchase agreement.
FFCB Federal Farm Credit Bank
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
SOFR Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

56 - Statement of Investments - December 31, 2024 - NVIT Loomis Core Bond Fund
Asset-Backed Securities 7 .8%
Principal
Amount ($) Value ($)
Airlines 0 .7%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 3,248,554 3,045,436
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 4,685,813 4,785,444
Series 2024-1, Class AA,
5.45%, 2/15/2037 2,750,000 2,753,836
Series 2024-1, Class A,
5.88%, 2/15/2037 3,000,000 3,052,602
13,637,318
Automobiles 1 .8%
Carmax Select Receivables
Trust, Series 2024-A, Class
A3, 5.40%, 11/15/2028 1,000,000 1,011,571
Exeter Automobile
Receivables Trust, Series
2024-3A, Class A3, 5.65%,
12/15/2027 500,000 503,431
Ford Credit Auto Lease Trust,
Series 2024-B, Class A3,
4.99%, 12/15/2027 1,070,000 1,077,065
GLS Auto Receivables
Issuer Trust, Series 2024-
4A, Class A3, 4.75%,
7/17/2028(a) 1,000,000 1,000,392
GM Financial Automobile
Leasing Trust, Series
2024-2, Class A3, 5.39%,
7/20/2027 2,400,000 2,426,401
Harley-Davidson Motorcycle
Trust, Series 2023-A, Class
A3, 5.05%, 12/15/2027 5,595,865 5,614,219
Santander Drive Auto
Receivables Trust
Series 2024-5, Class A3,
4.62%, 11/15/2028 1,500,000 1,498,243
Series 2024-3, Class A3,
5.63%, 1/16/2029 3,800,000 3,847,448
SBNA Auto Lease Trust,
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 2,200,000 2,227,399
Tesla Auto Lease Trust, Series
2024-A, Class A2A, 5.37%,
6/22/2026(a) 617,912 619,184
Westlake Automobile
Receivables Trust
Series 2023-4A, Class A3,
6.24%, 7/15/2027(a) 1,280,000 1,295,418
Series 2023-1A, Class A3,
5.21%, 1/18/2028(a) 3,439,396 3,443,304
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 3,000,000 2,999,181
Wheels Fleet Lease Funding
LLC, Series 2024-2A, Class
A1, 4.87%, 6/21/2039(a) 4,060,000 4,065,245
World Omni Select Auto Trust
Series 2024-A, Class A2A,
5.37%, 2/15/2028 1,000,000 1,004,020
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-A, Class A3,
4.98%, 2/15/2030 1,250,000 1,256,179
33,888,700
Credit Card 1 .3%
American Express Credit
Account Master Trust,
Series 2022-3, Class A,
3.75%, 8/15/2027 3,500,000 3,483,886
BA Credit Card Trust, Series
2023-A1, Class A1, 4.79%,
5/15/2028 2,912,000 2,924,831
Capital One Multi-Asset
Execution Trust, Series
2023-A1, Class A, 4.42%,
5/15/2028 4,000,000 4,000,426
Chase Issuance Trust, Series
2023-A1, Class A, 5.16%,
9/15/2028 8,500,000 8,600,021
Discover Card Execution
Note Trust, Series 2023-A1,
Class A, 4.31%, 3/15/2028 4,000,000 3,990,986
23,000,150
Equipment Loans & Leases 0 .1%
Dllad LLC
Series 2024-1A, Class A2,
5.50%, 8/20/2027(a) 747,755 752,248
Series 2024-1A, Class A3,
5.30%, 7/20/2029(a) 1,250,000 1,266,608
2,018,856
Home Equity 0 .0%
†
Park Place Securities, Inc.
Asset-Backed Pass-
Through Certificates, Series
2005-WCH1, Class M4,
5.70%, 1/25/2036(b) 104,509 103,830
Other 3 .9%
720 East CLO V Ltd., Series
2024-2A, Class A1, 6.86%,
7/20/2037(a)(b) 8,500,000 8,505,491
Ares XXXIX CLO Ltd., Series
2016-39A, Class AR3,
6.05%, 7/18/2037(a)(b) 14,900,000 14,943,643
CVS Pass-Through Trust
6.04%, 12/10/2028 2,586,309 2,600,475
6.94%, 1/10/2030 5,415,089 5,524,011
Frontier Issuer LLC, Series
2023-1, Class A2, 6.60%,
8/20/2053(a) 2,090,000 2,127,164
Goodgreen, Series 2022-
1A, Class A, 3.84%,
10/15/2056(a) 1,149,672 977,203
HERO Funding Trust
Series 2014-2A, Class A,
3.99%, 9/21/2040(a) 417,760 390,925
Series 2015-3A, Class A,
4.28%, 9/20/2041(a) 513,614 482,648

NVIT Loomis Core Bond Fund - December 31, 2024 - Statement of Investments - 57
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Magnetite XVII Ltd., Series
2016-17A, Class AR2,
6.12%, 4/20/2037(a)(b) 8,500,000 8,513,608
Marathon CLO Ltd., Series
2020-15A, Class A1R3,
5.97%, 8/15/2037(a)(b) 8,750,000 8,779,453
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 1,798,812 1,807,692
Renew, Series 2018-1, Class
A, 3.95%, 9/20/2053(a) 1 1
Tricon American Homes Trust,
Series 2019-SFR1, Class A,
2.75%, 3/17/2038(a) 7,514,645 7,355,923
Wellington Management CLO
3 Ltd.
Series 2024-3A, Class A1,
6.59%, 7/18/2037(a)(b) 1,350,000 1,350,578
Series 2024-3A, Class B,
6.88%, 7/18/2037(a)(b) 500,000 501,240
Wise CLO Ltd., Series
2024-2A, Class A, 6.76%,
7/15/2037(a)(b) 8,500,000 8,546,274
72,406,329
Total Asset-Backed Securities
(cost $145,649,584)
145,055,183
Collateralized Mortgage Obligations 0 .6%
Angel Oak Mortgage Trust,
Series 2020-1, Class A1,
2.47%, 12/25/2059(a)(b) 516,233 496,568
AREIT Trust, Series 2022-
CRE6, Class A, 5.85%,
1/20/2037(a)(b) 1,433,169 1,427,942
Chase Mortgage Finance
Corp.
Series 2016-SH1, Class M2,
3.75%, 4/25/2045(a)(b) 541,420 484,729
Series 2016-SH2, Class M2,
3.75%, 12/25/2045(a)(b) 1 0
Citigroup Mortgage Loan
Trust, Inc., Series 2018-
RP1, Class A1, 3.00%,
9/25/2064(a)(b) 155,569 151,824
FNMA REMICS, Series
2007-6, Class PA, 5.50%,
2/25/2037 25,915 25,669
JP Morgan Mortgage Trust,
Series 2024-4, Class A6,
6.50%, 10/25/2054(a)(b) 5,861,235 5,901,950
New Residential Mortgage
Loan Trust, Series 2014-
2A, Class A3, 3.75%,
5/25/2054(a)(b) 398,765 375,873
Verus Securitization Trust
Series 2022-3, Class A2,
4.13%, 2/25/2067(a)(b) 763,639 714,435
Collateralized Mortgage Obligations
Principal
Amount ($) Value ($)
Series 2022-3, Class A1,
4.13%, 2/25/2067(a)(c) 574,165 540,422
Total Collateralized Mortgage Obligations
(cost $10,267,878)
10,119,412
Commercial Mortgage-Backed Securities 1 .6%
Aventura Mall Trust, Series
2018-AVM, Class A, 4.11%,
7/5/2040(a)(b) 1,400,000 1,346,547
BANK5, Series 2024-
5YR11, Class A3, 5.89%,
11/15/2057 14,000,000 14,402,648
BANK5 Trust, Series 2024-
5YR6, Class A3, 6.23%,
5/15/2057 2,600,000 2,702,073
BMO Mortgage Trust, Series
2024-5C6, Class A3, 5.32%,
9/15/2057 10,888,000 10,920,399
GS Mortgage Securities Corp.
Trust, Series 2013-PEMB,
Class A, 3.55%, 3/5/2033(a)
(b) 125,000 102,635
Natixis Commercial Mortgage
Securities Trust, Series
2019-LVL, Class A, 3.89%,
8/15/2038(a) 850,000 785,858
Total Commercial Mortgage-Backed
Securities
(cost $30,748,338) 30,260,160
Corporate Bonds 30 .2%
Aerospace & Defense 0 .6%
Boeing Co. (The) ,
2.95%, 2/1/2030 2,275,000 2,031,853
3.25%, 2/1/2035 3,500,000 2,786,898
3.55%, 3/1/2038 1,060,000 802,094
GE Capital Funding LLC ,
4.55%, 5/15/2032 1,207,000 1,161,494
RTX Corp. ,
5.15%, 2/27/2033 3,350,000 3,321,844
4.15%, 5/15/2045 2,000,000 1,612,908
11,717,091
Automobiles 0 .5%
Hyundai Capital America ,
2.38%, 10/15/2027(a) 5,080,000 4,736,267
1.80%, 1/10/2028(a) 672,000 608,712
5.80%, 4/1/2030(a) 2,500,000 2,551,789
6.38%, 4/8/2030(a) 1,730,000 1,807,050
9,703,818
Banks 5 .2%
Bank of America Corp. ,
4.25%, 10/22/2026 3,000,000 2,974,257
Series L, 4.18%, 11/25/2027 4,000,000 3,926,369
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(d) 2,340,000 2,242,493

58 - Statement of Investments - December 31, 2024 - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.53%), 1.90%,
7/23/2031(d) 2,500,000 2,103,303
(SOFR + 1.21%), 2.57%,
10/20/2032(d) 1,150,000 970,337
(SOFR + 1.91%), 5.29%,
4/25/2034(d) 2,500,000 2,478,996
(SOFR + 1.91%), 5.43%,
8/15/2035(d) 1,825,000 1,776,302
Bank of Montreal ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.40%),
3.09%, 1/10/2037(d) 7,250,000 6,024,178
Barclays plc ,
(SOFR + 2.21%), 5.83%,
5/9/2027(d) 8,000,000 8,086,151
BNP Paribas SA ,
4.38%, 9/28/2025(a) 5,000,000 4,964,578
4.38%, 5/12/2026(a) 8,500,000 8,406,114
Citigroup, Inc. ,
(CME Term SOFR 3
Month + 1.82%), 3.89%,
1/10/2028(d) 3,750,000 3,675,904
(SOFR + 3.91%), 4.41%,
3/31/2031(d) 3,250,000 3,123,788
(SOFR + 1.94%), 3.79%,
3/17/2033(d) 3,650,000 3,277,041
Citizens Financial Group, Inc. ,
(SOFR + 2.33%), 6.65%,
4/25/2035(d) 3,200,000 3,373,490
Commonwealth Bank of
Australia ,
3.78%, 3/14/2032(a) 1,250,000 1,116,853
Huntington National Bank
(The) ,
5.65%, 1/10/2030 2,000,000 2,035,878
JPMorgan Chase & Co. ,
(CME Term SOFR 3
Month + 1.11%), 1.76%,
11/19/2031(d) 1,600,000 1,329,464
(SOFR + 2.08%), 4.91%,
7/25/2033(d) 1,125,000 1,099,931
(SOFR + 1.46%), 5.29%,
7/22/2035(d) 3,000,000 2,967,797
M&T Bank Corp. ,
(SOFR + 1.61%), 5.39%,
1/16/2036(d) 4,415,000 4,277,173
PNC Financial Services
Group, Inc. (The) ,
(SOFR + 1.93%), 5.07%,
1/24/2034(d) 3,724,000 3,627,960
Truist Financial Corp. ,
(SOFR + 2.24%), 4.92%,
7/28/2033(d) 1,800,000 1,700,636
(SOFR + 1.85%), 5.12%,
1/26/2034(d) 2,500,000 2,429,677
US Bancorp ,
(SOFR + 1.88%), 6.79%,
10/26/2027(d) 2,550,000 2,636,271
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo & Co. ,
3.00%, 4/22/2026 5,000,000 4,890,650
(SOFR + 1.07%), 5.71%,
4/22/2028(d) 3,500,000 3,557,571
(SOFR + 1.50%), 3.35%,
3/2/2033(d) 3,000,000 2,629,942
(SOFR + 2.10%), 4.90%,
7/25/2033(d) 1,500,000 1,448,648
Westpac Banking Corp. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(d) 4,750,000 4,018,633
97,170,385
Beverages 0 .3%
Anheuser-Busch Cos. LLC ,
4.90%, 2/1/2046 926,000 842,074
Anheuser-Busch InBev
Finance, Inc. ,
4.90%, 2/1/2046 1,700,000 1,537,209
Bacardi Ltd. ,
5.90%, 6/15/2043(a) 1,500,000 1,453,716
5.30%, 5/15/2048(a) 825,000 739,300
PepsiCo, Inc. ,
3.90%, 7/18/2032 825,000 771,079
5,343,378
Biotechnology 0 .6%
Amgen, Inc. ,
4.05%, 8/18/2029 1,675,000 1,612,773
5.65%, 3/2/2053 2,500,000 2,406,918
CSL Finance plc ,
4.25%, 4/27/2032(a) 7,000,000 6,578,376
10,598,067
Broadline Retail 0 .2%
Amazon.com, Inc. ,
4.70%, 12/1/2032 4,175,000 4,150,369
Building Products 0 .1%
Owens Corning ,
5.95%, 6/15/2054 1,594,000 1,575,093
Capital Markets 2 .5%
Antares Holdings LP ,
6.35%, 10/23/2029(a) 1,885,000 1,870,096
Blackstone Secured Lending
Fund ,
5.35%, 4/13/2028 3,310,000 3,301,259
FMR LLC ,
6.50%, 12/14/2040(a) 2,000,000 2,175,246
5.15%, 2/1/2043(a) 1,000,000 936,086
Goldman Sachs Group, Inc.
(The) ,
3.50%, 4/1/2025 500,000 498,217
(SOFR + 0.82%), 1.54%,
9/10/2027(d) 750,000 709,178
Morgan Stanley ,
+ 1.34%), 3.59%,
7/22/2028(d) 5,000,000 4,821,522
(SOFR + 2.62%), 5.30%,
4/20/2037(d) 2,400,000 2,331,779

NVIT Loomis Core Bond Fund - December 31, 2024 - Statement of Investments - 59
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
New Mountain Finance Corp. ,
6.88%, 2/1/2029 1,835,000 1,850,622
Nuveen LLC ,
5.55%, 1/15/2030(a) 1,000,000 1,019,204
5.85%, 4/15/2034(a) 5,335,000 5,398,794
S&P Global, Inc. ,
2.90%, 3/1/2032 7,000,000 6,107,676
UBS Group AG ,
4.13%, 9/24/2025(a) 5,000,000 4,976,585
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
4.75%, 5/12/2028(a)(d) 10,000,000 9,937,533
(SOFR + 1.73%), 3.09%,
5/14/2032(a)(d) 1,250,000 1,087,228
47,021,025
Chemicals 0 .6%
Cytec Industries, Inc. ,
3.95%, 5/1/2025 5,750,000 5,741,370
Solvay Finance America LLC ,
5.85%, 6/4/2034(a) 4,400,000 4,464,891
10,206,261
Communications Equipment 0 .1%
Motorola Solutions, Inc. ,
5.40%, 4/15/2034 1,115,000 1,115,451
Consumer Staples Distribution & Retail 0 .3%
Walmart, Inc. ,
4.15%, 9/9/2032 5,000,000 4,814,828
4.50%, 4/15/2053 400,000 348,037
5,162,865
Containers & Packaging 0 .7%
Amcor Group Finance plc ,
5.45%, 5/23/2029 6,000,000 6,049,591
Silgan Holdings, Inc. ,
1.40%, 4/1/2026(a) 2,350,000 2,238,423
Sonoco Products Co. ,
4.60%, 9/1/2029 5,000,000 4,869,145
13,157,159
Diversified REITs 0 .1%
VICI Properties LP ,
4.63%, 6/15/2025(a) 1,500,000 1,494,103
Diversified Telecommunication Services 0 .4%
AT&T, Inc. ,
5.40%, 2/15/2034 1,500,000 1,506,006
3.65%, 6/1/2051 3,945,000 2,786,064
Verizon Communications, Inc. ,
2.55%, 3/21/2031 1,712,000 1,474,322
4.00%, 3/22/2050 2,595,000 1,969,501
7,735,893
Electric Utilities 4 .6%
Alliant Energy Finance LLC ,
4.25%, 6/15/2028(a) 9,525,000 9,233,883
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025 3,750,000 3,766,162
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 1,175,000 1,105,483
Series Z, 3.70%, 5/1/2050 3,555,000 2,467,850
DTE Electric Co. ,
5.20%, 4/1/2033 6,175,000 6,167,755
Duke Energy Ohio, Inc. ,
5.25%, 4/1/2033 4,385,000 4,375,973
Entergy Arkansas LLC ,
5.45%, 6/1/2034 7,315,000 7,413,081
Evergy Kansas Central, Inc. ,
5.90%, 11/15/2033 2,000,000 2,066,506
Evergy Missouri West, Inc. ,
3.75%, 3/15/2032(a) 3,140,000 2,776,930
Evergy, Inc. ,
2.90%, 9/15/2029 3,505,000 3,189,145
Exelon Corp. ,
4.05%, 4/15/2030 695,000 662,312
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 6,825,000 6,562,391
FirstEnergy Pennsylvania
Electric Co. ,
4.30%, 1/15/2029(a) 6,000,000 5,843,531
Georgia Power Co. ,
4.70%, 5/15/2032 4,750,000 4,627,878
Jersey Central Power & Light
Co. ,
4.30%, 1/15/2026(a) 2,000,000 1,989,708
2.75%, 3/1/2032(a) 2,670,000 2,267,624
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 3,675,000 3,713,933
Louisville Gas and Electric
Co. ,
Series LOU, 5.45%,
4/15/2033 2,000,000 2,021,442
NextEra Energy Capital
Holdings, Inc. ,
6.05%, 3/1/2025 765,000 766,353
Pacific Gas and Electric Co. ,
2.50%, 2/1/2031 1,235,000 1,056,021
PPL Capital Funding, Inc. ,
4.13%, 4/15/2030 472,000 449,443
Southern California Edison
Co. ,
5.85%, 11/1/2027 2,100,000 2,159,543
Southern Co. (The) ,
4.40%, 7/1/2046 2,500,000 2,067,719
Vistra Operations Co. LLC ,
5.50%, 9/1/2026(a) 1,200,000 1,196,214
3.70%, 1/30/2027(a) 6,000,000 5,839,994
5.00%, 7/31/2027(a) 500,000 490,597
4.30%, 7/15/2029(a) 1,403,000 1,338,953
85,616,424
Energy Equipment & Services 0 .2%
Schlumberger Holdings Corp. ,
3.90%, 5/17/2028(a) 4,389,000 4,260,795
Entertainment 0 .1%
Warnermedia Holdings, Inc. ,
4.28%, 3/15/2032 2,550,000 2,247,078

60 - Statement of Investments - December 31, 2024 - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services 0 .1%
Global Payments, Inc. ,
2.65%, 2/15/2025 1,500,000 1,495,306
Food Products 1 .1%
Bunge Ltd. Finance Corp. ,
4.65%, 9/17/2034 3,825,000 3,610,693
Cargill, Inc. ,
5.13%, 10/11/2032(a) 4,565,000 4,538,818
4.38%, 4/22/2052(a) 650,000 536,290
Conagra Brands, Inc. ,
5.30%, 11/1/2038 3,750,000 3,523,270
J M Smucker Co. (The) ,
6.50%, 11/15/2043 3,250,000 3,459,745
JBS USA Holding Lux Sarl ,
3.63%, 1/15/2032 641,000 565,650
5.75%, 4/1/2033 3,529,000 3,512,827
6.50%, 12/1/2052 1,000,000 1,017,222
20,764,515
Ground Transportation 0 .7%
Ashtead Capital, Inc. ,
4.38%, 8/15/2027(a) 2,500,000 2,455,120
4.00%, 5/1/2028(a) 6,500,000 6,243,303
4.25%, 11/1/2029(a) 1,730,000 1,639,489
ERAC USA Finance LLC ,
5.40%, 5/1/2053(a) 3,000,000 2,870,180
13,208,092
Health Care Providers & Services 0 .8%
CVS Health Corp. ,
5.00%, 2/20/2026 8,000,000 7,991,719
5.70%, 6/1/2034 2,000,000 1,965,857
HCA, Inc. ,
5.25%, 4/15/2025 1,500,000 1,501,479
UnitedHealth Group, Inc. ,
2.00%, 5/15/2030 3,050,000 2,628,909
14,087,964
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc. ,
3.45%, 4/30/2025 1,650,000 1,641,863
Healthpeak OP LLC ,
3.25%, 7/15/2026 1,025,000 1,001,884
Ventas Realty LP ,
5.63%, 7/1/2034 2,725,000 2,743,668
Welltower OP LLC ,
4.00%, 6/1/2025 1,000,000 996,291
6,383,706
Independent Power and Renewable Electricity Producers
0 .2%
Alexander Funding Trust II ,
7.47%, 7/31/2028(a) 1,770,000 1,868,589
Calpine Corp. ,
5.25%, 6/1/2026(a) 526,000 525,362
4.50%, 2/15/2028(a) 500,000 479,557
2,873,508
Industrial REITs 0 .4%
LXP Industrial Trust ,
6.75%, 11/15/2028 7,600,000 7,957,957
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial REITs
LXP Industrial Trust,
2.38%, 10/1/2031 471,000 382,927
8,340,884
Insurance 2 .1%
Arthur J Gallagher & Co. ,
5.55%, 2/15/2055 3,765,000 3,614,896
Brighthouse Financial Global
Funding ,
5.65%, 6/10/2029(a) 8,300,000 8,369,977
Five Corners Funding Trust IV ,
6.00%, 2/15/2053(a) 1,405,000 1,417,768
MassMutual Global Funding II ,
5.15%, 5/30/2029(a) 4,250,000 4,305,742
1.55%, 10/9/2030(a) 2,000,000 1,661,438
MetLife, Inc. ,
5.30%, 12/15/2034 5,000,000 4,980,721
New York Life Global Funding ,
4.55%, 1/28/2033(a) 5,750,000 5,496,365
Pine Street Trust III ,
6.22%, 5/15/2054(a) 2,995,000 3,022,269
Sammons Financial Group,
Inc. ,
4.45%, 5/12/2027(a) 2,000,000 1,960,476
6.88%, 4/15/2034(a) 3,825,000 3,996,956
38,826,608
Machinery 0 .1%
Daimler Truck Finance North
America LLC ,
3.50%, 4/7/2025(a) 1,500,000 1,494,666
Media 0 .4%
Charter Communications
Operating LLC ,
5.75%, 4/1/2048 1,450,000 1,239,516
3.70%, 4/1/2051 600,000 374,796
Comcast Corp. ,
2.65%, 2/1/2030 3,905,000 3,498,295
2.94%, 11/1/2056 3,432,000 1,998,924
7,111,531
Metals & Mining 0 .0%
†
Glencore Funding LLC ,
1.63%, 9/1/2025(a) 420,000 411,109
Multi-Utilities 0 .6%
Black Hills Corp. ,
3.05%, 10/15/2029 1,350,000 1,234,397
6.00%, 1/15/2035 4,000,000 4,124,658
Dominion Energy, Inc. ,
Series B, 4.85%, 8/15/2052 1,000,000 858,598
Southern Co. Gas Capital
Corp. ,
3.88%, 11/15/2025 2,825,000 2,798,999
3.25%, 6/15/2026 1,250,000 1,224,267
10,240,919
Oil, Gas & Consumable Fuels 2 .5%
Aker BP ASA ,
6.00%, 6/13/2033(a) 1,000,000 1,004,342
5.80%, 10/1/2054(a) 2,375,000 2,151,186

NVIT Loomis Core Bond Fund - December 31, 2024 - Statement of Investments - 61
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Boardwalk Pipelines LP ,
5.95%, 6/1/2026 1,237,000 1,251,668
BP Capital Markets America,
Inc. ,
5.23%, 11/17/2034 4,695,000 4,624,030
Energy Transfer LP ,
4.75%, 1/15/2026 3,500,000 3,495,064
6.50%, 2/1/2042 1,850,000 1,915,832
5.95%, 5/15/2054 1,200,000 1,160,097
6.05%, 9/1/2054 1,000,000 978,703
Enterprise Products Operating
LLC ,
4.95%, 2/15/2035 4,250,000 4,113,258
MPLX LP ,
1.75%, 3/1/2026 3,343,000 3,227,602
NGPL PipeCo LLC ,
3.25%, 7/15/2031(a) 5,400,000 4,657,463
Occidental Petroleum Corp. ,
5.88%, 9/1/2025 5,748,000 5,765,609
5.50%, 12/1/2025 2,500,000 2,506,971
6.05%, 10/1/2054 1,000,000 948,790
ONEOK, Inc. ,
5.85%, 1/15/2026 1,620,000 1,634,220
Targa Resources Partners LP ,
5.00%, 1/15/2028 1,500,000 1,483,727
Valero Energy Partners LP ,
4.50%, 3/15/2028 320,000 315,459
Var Energi ASA ,
5.00%, 5/18/2027(a) 3,815,623 3,802,100
7.50%, 1/15/2028(a) 1,000,000 1,055,986
46,092,107
Passenger Airlines 0 .1%
Air Canada ,
3.88%, 8/15/2026(a) 2,510,000 2,438,741
Pharmaceuticals 0 .4%
Bayer US Finance LLC ,
6.25%, 1/21/2029(a) 1,335,000 1,361,825
Merck & Co., Inc. ,
6.55%, 9/15/2037 3,335,000 3,694,293
Pfizer Investment Enterprises
Pte. Ltd. ,
4.75%, 5/19/2033 3,175,000 3,085,088
8,141,206
Residential REITs 0 .2%
American Homes 4 Rent LP ,
3.63%, 4/15/2032 2,000,000 1,787,884
5.50%, 2/1/2034 2,433,000 2,422,959
4,210,843
Retail REITs 0 .2%
Kite Realty Group LP ,
5.50%, 3/1/2034 750,000 745,976
Kite Realty Group Trust ,
4.75%, 9/15/2030 2,124,000 2,073,712
2,819,688
Semiconductors & Semiconductor Equipment 0 .2%
Broadcom, Inc. ,
3.42%, 4/15/2033(a) 2,000,000 1,750,663
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc. ,
5.05%, 2/15/2030 2,025,000 2,010,957
3,761,620
Software 0 .4%
Microsoft Corp. ,
3.45%, 8/8/2036 5,000,000 4,359,771
Oracle Corp. ,
2.95%, 4/1/2030 1,000,000 902,711
3.60%, 4/1/2040 3,500,000 2,736,487
7,998,969
Specialized REITs 0 .8%
American Tower Corp. ,
2.95%, 1/15/2025 1,500,000 1,499,035
Crown Castle, Inc. ,
4.45%, 2/15/2026 430,000 428,386
3.70%, 6/15/2026 3,870,000 3,806,798
CubeSmart LP ,
4.00%, 11/15/2025 874,000 867,789
3.13%, 9/1/2026 3,125,000 3,037,839
Extra Space Storage LP ,
5.50%, 7/1/2030 5,000,000 5,087,009
14,726,856
Specialty Retail 0 .2%
AutoZone, Inc. ,
4.75%, 8/1/2032 55,000 53,201
Home Depot, Inc. (The) ,
2.88%, 4/15/2027 3,200,000 3,093,469
3,146,670
Technology Hardware, Storage & Peripherals 0 .4%
Apple, Inc. ,
3.35%, 8/8/2032 4,175,000 3,824,646
Hewlett Packard Enterprise
Co. ,
5.00%, 10/15/2034 4,400,000 4,229,165
8,053,811
Tobacco 0 .6%
BAT Capital Corp. ,
6.34%, 8/2/2030 1,325,000 1,393,245
4.74%, 3/16/2032 3,000,000 2,885,589
6.42%, 8/2/2033 1,350,000 1,426,865
Philip Morris International,
Inc. ,
5.63%, 11/17/2029 945,000 973,369
5.75%, 11/17/2032 1,475,000 1,516,674
5.38%, 2/15/2033 1,250,000 1,252,420
4.25%, 11/10/2044 3,000,000 2,455,837
11,903,999
Trading Companies & Distributors 0 .2%
GATX Corp. ,
6.05%, 3/15/2034 1,000,000 1,044,878
6.05%, 6/5/2054 1,733,000 1,776,500
2,821,378

62 - Statement of Investments - December 31, 2024 - NVIT Loomis Core Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services 0 .1%
T-Mobile USA, Inc. ,
3.30%, 2/15/2051 2,660,000 1,754,378
Total Corporate Bonds
(cost $581,339,050)
561,384,329
Mortgage-Backed Securities 21 .8%
FHLMC UMBS Pool
Pool# SB0861
2.50%, 2/1/2037 5,155,362 4,695,241
Pool# SB8260
5.00%, 10/1/2038 3,941,771 3,922,894
Pool# SD8018
4.00%, 10/1/2049 1,561,217 1,445,837
Pool# SD8080
2.00%, 6/1/2050 3,053,189 2,400,487
Pool# SD8079
2.00%, 7/1/2050 7,640,412 6,005,864
Pool# SD8084
3.00%, 8/1/2050 7,040,664 6,057,850
Pool# SD1372
2.50%, 9/1/2051 18,447,889 15,168,939
Pool# SD8178
2.50%, 11/1/2051 6,372,046 5,199,297
Pool# SD8181
1.50%, 12/1/2051 6,875,597 5,094,928
Pool# RA6433
2.50%, 12/1/2051 9,214,669 7,512,670
Pool# SD8199
2.00%, 3/1/2052 35,156,484 27,441,410
Pool# SD3088
2.00%, 3/1/2052 7,259,834 5,683,118
Pool# SD8200
2.50%, 3/1/2052 12,523,188 10,233,267
Pool# QE0799
2.50%, 4/1/2052 8,524,764 6,994,725
Pool# SD8213
3.00%, 5/1/2052 4,306,219 3,662,326
Pool# SD2254
3.50%, 7/1/2052 1,533,294 1,364,584
Pool# QE6924
4.00%, 8/1/2052 7,335,212 6,709,263
Pool# SD8255
3.50%, 10/1/2052 3,797,677 3,362,170
Pool# SD8288
5.00%, 1/1/2053 27,764,117 26,809,188
Pool# SD8302
6.50%, 2/1/2053 1,734,621 1,775,574
Pool# SD8309
6.00%, 3/1/2053 1,424,631 1,431,659
Pool# SD2921
4.50%, 5/1/2053 13,790,372 13,001,827
Pool# SD8338
4.00%, 6/1/2053 4,562,352 4,174,005
Pool# SD6706
4.50%, 1/1/2054 18,783,324 17,678,389
FNMA Pool
Pool# 464969
6.34%, 4/1/2028 2,207,871 2,198,028
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA Pool
Pool# 468516
5.17%, 6/1/2028 766,004 760,344
Pool# 468127
5.70%, 5/1/2041 1,041,265 1,056,713
FNMA UMBS Pool
Pool# AR9398
3.50%, 6/1/2043 721,603 654,622
Pool# BC0180
4.00%, 1/1/2046 2,060,654 1,913,550
Pool# AS7908
3.00%, 9/1/2046 4,563,643 3,958,809
Pool# AS8483
3.00%, 12/1/2046 1,946,989 1,683,533
Pool# MA2863
3.00%, 1/1/2047 3,095,831 2,685,523
Pool# AS8784
3.00%, 2/1/2047 2,000,219 1,722,739
Pool# BE7557
3.50%, 2/1/2047 3,755,116 3,370,339
Pool# BM2003
4.00%, 10/1/2047 2,955,884 2,741,731
Pool# BJ3716
3.50%, 12/1/2047 1,857,028 1,668,402
Pool# MA3210
3.50%, 12/1/2047 756,060 677,969
Pool# BM3355
3.50%, 2/1/2048 1,209,654 1,085,662
Pool# CA1532
3.50%, 4/1/2048 3,934,052 3,545,332
Pool# CA2208
4.50%, 8/1/2048 824,802 783,383
Pool# CA2469
4.00%, 10/1/2048 796,568 738,351
Pool# MA3745
3.50%, 8/1/2049 4,144,634 3,719,628
Pool# FS2041
2.00%, 8/1/2051 7,771,847 6,068,432
Pool# BU8883
3.00%, 3/1/2052 17,255,020 14,686,887
Pool# FS2122
3.00%, 3/1/2052 4,951,366 4,230,607
Pool# MA4577
2.00%, 4/1/2052 17,536,462 13,677,454
Pool# BV8011
3.00%, 8/1/2052 8,833,142 7,520,086
Pool# MA4733
4.50%, 9/1/2052 17,068,533 16,086,284
Pool# MA4782
3.50%, 10/1/2052 13,428,877 11,891,596
Pool# MA4805
4.50%, 11/1/2052 5,255,140 4,953,288
Pool# MA4839
4.00%, 12/1/2052 4,521,486 4,137,869
Pool# MA4980
6.00%, 4/1/2053 3,185,363 3,205,958
Pool# FS4736
6.50%, 5/1/2053 5,904,952 6,045,195
Pool# DA1019
6.50%, 9/1/2053 698,555 715,891
Pool# FS7835
5.50%, 10/1/2053 9,648,842 9,527,341

NVIT Loomis Core Bond Fund - December 31, 2024 - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS8795
6.00%, 8/1/2054 18,485,061 18,578,998
Pool# MA5499
6.50%, 10/1/2054 9,330,734 9,527,694
GNMA II Pool
Pool# MA8099
3.50%, 6/20/2052 6,852,119 6,128,352
Pool# MA8349
5.50%, 10/20/2052 8,042,441 8,008,850
Pool# MA8429
5.50%, 11/20/2052 3,372,922 3,358,834
Pool# MA8430
6.00%, 11/20/2052 3,625,414 3,677,136
Pool# MA8571
6.00%, 1/20/2053 1,600,610 1,622,687
Pool# MA8726
5.50%, 3/20/2053 11,822,250 11,763,157
Pool# MA8727
6.00%, 3/20/2053 2,863,206 2,901,385
Pool# MA8950
6.50%, 6/20/2053 3,013,457 3,073,551
Pool# MA9608
7.00%, 4/20/2054 3,941,386 4,042,354
Pool# MA9852
6.00%, 8/20/2054 5,953,791 5,997,913
Total Mortgage-Backed Securities
(cost $436,846,979)
404,217,969
Municipal Bonds 0 .5%
District of Columbia 0 .5%
Metropolitan Washington
Airports Authority, RB,
Series D, 7.46%, 10/1/2046 6,000,000 7,105,168
Metropolitan Washington
Airports Authority Dulles Toll
Road Revenue, RB, Series
D, 8.00%, 10/1/2047 2,000,000 2,444,981
9,550,149
Total Municipal Bonds
(cost $9,432,180)
9,550,149
U.S. Treasury Obligations 34 .8%
U.S. Treasury Bond
4.63%, 11/15/2044 34,225,000 33,184,898
4.50%, 11/15/2054 42,950,000 40,949,733
U.S. Treasury Bonds
2.00%, 11/15/2041 18,000,000 12,085,556
2.38%, 2/15/2042 55,000,000 39,152,225
3.25%, 5/15/2042 11,500,000 9,353,983
3.13%, 2/15/2043 23,000,000 18,168,416
3.88%, 2/15/2043 6,200,000 5,470,431
3.88%, 5/15/2043 18,000,000 15,841,873
2.25%, 8/15/2046 7,000,000 4,518,923
2.25%, 2/15/2052 54,800,000 33,221,964
2.88%, 5/15/2052 6,375,000 4,458,240
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.63%, 2/15/2053 1,000,000 812,491
3.63%, 5/15/2053 6,000,000 4,877,413
4.25%, 8/15/2054 18,000,000 16,437,615
U.S. Treasury Notes
2.25%, 2/15/2027 2,000,000 1,919,311
0.50%, 4/30/2027 1,000,000 917,279
3.25%, 6/30/2027 7,000,000 6,835,829
3.38%, 9/15/2027 9,415,000 9,200,523
4.13%, 11/15/2027 124,365,000 123,816,229
3.88%, 12/31/2027 6,000,000 5,931,131
3.50%, 1/31/2028 6,800,000 6,644,123
3.63%, 5/31/2028 18,300,000 17,899,161
1.50%, 11/30/2028 11,000,000 9,879,443
2.75%, 5/31/2029 6,000,000 5,609,810
3.25%, 6/30/2029 2,000,000 1,908,454
3.63%, 8/31/2029 2,000,000 1,936,500
4.13%, 11/30/2029 76,065,000 75,200,810
3.63%, 9/30/2031 20,300,000 19,290,289
4.13%, 10/31/2031 95,000,000 92,987,061
4.25%, 11/15/2034 28,455,000 27,713,366
Total U.S. Treasury Obligations
(cost $691,306,135)
646,223,080
Short-Term Investment 1 .5%
U.S. Treasury Obligation 1 .5%
U.S. Treasury Bills, 4.33%,
3/6/2025 28,655,000 28,445,149
Total Short-Term Investment
(cost $28,436,611)
28,445,149
Total Investments
(cost $1,934,026,755) — 98.8%
1,835,255,431
Other assets in excess of
liabilities — 1.2% 23,155,355
NET ASSETS — 100.0%
$ 1,858,410,786
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2024
was $279,202,385 which represents 15.02% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of December 31, 2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2024.
(d) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2024.

64 - Statement of Investments - December 31, 2024 - NVIT Loomis Core Bond Fund
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
The accompanying notes are an integral part of these financial statements.

NVIT Loomis Short Term Bond Fund - December 31, 2024 - Statement of Investments - 65
Asset-Backed Securities 32 .2%
Principal
Amount ($) Value ($)
Airlines 0 .3%
British Airways Pass-Through
Trust, Series 2021-1, Class
B, 3.90%, 9/15/2031(a) 1,027,415 963,176
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 1,364,800 1,393,819
Series 2019-2, Class B,
3.50%, 5/1/2028 87,761 83,257
Volofin Finance Designated
Activity Co., Series 2024-
1A, Class A, 5.94%,
6/15/2037(a) 1,516,252 1,519,186
3,959,438
Automobiles 22 .1%
American Credit Acceptance
Receivables Trust
Series 2024-3, Class A,
5.76%, 11/12/2027(a) 853,529 857,396
Series 2023-4, Class B,
6.63%, 2/14/2028(a) 1,725,000 1,738,966
Series 2023-3, Class C,
6.44%, 10/12/2029(a) 2,915,000 2,950,148
AmeriCredit Automobile
Receivables Trust
Series 2024-1, Class A3,
5.43%, 1/18/2029 3,125,000 3,158,089
Series 2023-2, Class B,
5.84%, 7/18/2029 5,365,000 5,477,668
ARI Fleet Lease Trust, Series
2024-A, Class A2, 5.30%,
11/15/2032(a) 675,677 679,421
Avis Budget Rental Car
Funding AESOP LLC
Series 2023-3A, Class A,
5.44%, 2/22/2028(a) 3,920,000 3,965,730
Series 2024-1A, Class A,
5.36%, 6/20/2030(a) 360,000 364,994
BMW Vehicle Lease Trust,
Series 2024-2, Class A3,
4.18%, 10/25/2027 1,705,000 1,691,515
BMW Vehicle Owner Trust,
Series 2023-A, Class A3,
5.47%, 2/25/2028 1,205,000 1,216,078
Bridgecrest Lending Auto
Securitization Trust
Series 2023-1, Class A3,
6.51%, 11/15/2027 4,506,442 4,532,500
Series 2024-3, Class B,
5.37%, 10/16/2028 635,000 639,353
Capital One Prime Auto
Receivables Trust
Series 2024-1, Class A2A,
4.61%, 10/15/2027 595,000 595,755
Series 2023-2, Class A3,
5.82%, 6/15/2028 3,200,000 3,257,264
Carmax Auto Owner Trust
Series 2023-2, Class A3,
5.05%, 1/18/2028 5,265,000 5,288,760
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-3, Class A3,
4.89%, 7/16/2029 1,870,000 1,880,430
CarMax Auto Owner Trust,
Series 2024-4, Class A3,
4.60%, 10/15/2029 925,000 924,939
Carvana Auto Receivables
Trust
Series 2023-N1, Class A,
6.36%, 4/12/2027(a) 815,479 817,314
Series 2024-P2, Class A3,
5.33%, 7/10/2029 1,590,000 1,606,759
Series 2024-P3, Class A3,
4.26%, 10/10/2029 2,735,000 2,707,623
Series 2024-P4, Class A3,
4.64%, 1/10/2030 950,000 947,945
Chase Auto Owner Trust
Series 2024-3A, Class A3,
5.22%, 7/25/2029(a) 3,195,000 3,229,213
Series 2024-5A, Class A3,
4.18%, 8/27/2029(a) 1,760,000 1,743,546
Chesapeake Funding II LLC
Series 2023-1A, Class A1,
5.65%, 5/15/2035(a) 4,098,960 4,125,375
Series 2024-1A, Class A1,
5.52%, 5/15/2036(a) 836,303 845,364
Citizens Auto Receivables
Trust
Series 2023-2, Class A2A,
6.09%, 10/15/2026(a) 833,018 835,281
Series 2024-1, Class A3,
5.11%, 4/17/2028(a) 1,110,000 1,117,464
Series 2024-2, Class A3,
5.33%, 8/15/2028(a) 2,255,000 2,279,545
Credit Acceptance Auto Loan
Trust
Series 2023-2A, Class B,
6.61%, 7/15/2033(a) 6,600,000 6,721,087
Series 2023-3A, Class C,
7.62%, 12/15/2033(a) 555,000 576,643
Series 2024-2A, Class A,
5.95%, 6/15/2034(a) 1,100,000 1,121,939
Drive Auto Receivables Trust,
Series 2024-2, Class B,
4.52%, 7/16/2029 1,670,000 1,657,763
DT Auto Owner Trust, Series
2023-2A, Class B, 5.41%,
2/15/2029(a) 3,470,000 3,478,195
Enterprise Fleet Financing
LLC
Series 2024-2, Class A3,
5.61%, 4/20/2028(a) 1,665,000 1,693,803
Series 2024-1, Class A2,
5.23%, 3/20/2030(a) 1,786,343 1,799,149
Series 2023-2, Class A2,
5.56%, 4/22/2030(a) 2,058,065 2,075,824
Exeter Automobile
Receivables Trust
Series 2023-5A, Class A3,
6.32%, 3/15/2027 1,199,555 1,202,646
Series 2023-2A, Class B,
5.61%, 9/15/2027 2,767,496 2,775,831

66 - Statement of Investments - December 31, 2024 - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Series 2024-5A, Class A3,
4.45%, 3/15/2028 5,175,000 5,164,918
Series 2024-4A, Class C,
5.48%, 8/15/2030 555,000 558,170
Fifth Third Auto Trust, Series
2023-1, Class A3, 5.53%,
8/15/2028 3,725,000 3,765,917
Flagship Credit Auto Trust
Series 2022-4, Class A3,
6.32%, 6/15/2027(a) 943,458 947,154
Series 2023-2, Class C,
5.81%, 5/15/2029(a) 5,315,000 5,346,096
Ford Credit Auto Owner Trust
Series 2023-A, Class A2A,
5.14%, 3/15/2026 51,283 51,287
Series 2023-B, Class A3,
5.23%, 5/15/2028 2,455,000 2,476,345
Series 2018-1, Class A,
3.19%, 7/15/2031(a) 1,950,000 1,948,893
GECU Auto Receivables
Trust, Series 2023-
1A, Class A3, 5.63%,
8/15/2028(a) 2,640,000 2,665,373
GLS Auto Receivables Issuer
Trust
Series 2024-1A, Class A3,
5.40%, 9/15/2027(a) 900,000 903,716
Series 2023-2A, Class B,
5.52%, 11/15/2027(a) 2,905,000 2,914,351
Series 2023-3A, Class B,
5.89%, 1/18/2028(a) 3,110,000 3,133,628
Series 2024-3A, Class B,
5.08%, 1/16/2029(a) 1,635,000 1,641,854
GLS Auto Select Receivables
Trust
Series 2023-2A, Class A2,
6.37%, 6/15/2028(a) 1,556,126 1,574,774
Series 2024-3A, Class A2,
5.59%, 10/15/2029(a) 2,595,285 2,625,558
Series 2024-4A, Class A2,
4.43%, 12/17/2029(a) 1,235,000 1,229,675
Series 2024-2A, Class A2,
5.58%, 6/17/2030(a) 794,929 803,883
GM Financial Automobile
Leasing Trust, Series
2024-3, Class A3, 4.21%,
10/20/2027 1,550,000 1,541,358
GM Financial Consumer
Automobile Receivables
Trust
Series 2023-2, Class A2A,
5.10%, 5/18/2026 109,214 109,234
Series 2023-2, Class A3,
4.47%, 2/16/2028 1,660,000 1,659,950
Series 2023-3, Class A3,
5.45%, 6/16/2028 1,365,000 1,379,751
Series 2023-4, Class A3,
5.78%, 8/16/2028 2,395,000 2,435,542
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
Harley-Davidson Motorcycle
Trust
Series 2023-B, Class A3,
5.69%, 8/15/2028 1,810,000 1,830,460
Series 2024-A, Class A3,
5.37%, 3/15/2029 3,415,000 3,454,212
Series 2023-B, Class A4,
5.78%, 4/15/2031 1,460,000 1,488,514
Hertz Vehicle Financing III
LLC
Series 2023-3A, Class A,
5.94%, 2/25/2028(a) 2,490,000 2,529,801
Series 2024-1A, Class A,
5.44%, 1/25/2029(a) 1,540,000 1,549,188
Hertz Vehicle Financing LLC,
Series 2022-2A, Class A,
2.33%, 6/26/2028(a) 1,565,000 1,469,779
Honda Auto Receivables
Owner Trust
Series 2023-2, Class A3,
4.93%, 11/15/2027 2,188,000 2,202,199
Series 2023-3, Class A3,
5.41%, 2/18/2028 3,670,000 3,706,616
Series 2023-4, Class A3,
5.67%, 6/21/2028 975,000 990,504
Huntington Auto Trust, Series
2024-1A, Class A3, 5.23%,
1/16/2029(a) 2,050,000 2,071,033
Hyundai Auto Receivables
Trust, Series 2023-C, Class
A3, 5.54%, 10/16/2028 1,360,000 1,380,046
LAD Auto Receivables Trust
Series 2023-3A, Class A3,
6.12%, 9/15/2027(a) 3,901,807 3,922,300
Series 2024-1A, Class A3,
5.23%, 1/18/2028(a) 1,375,000 1,380,657
Series 2024-2A, Class A3,
5.61%, 8/15/2028(a) 1,910,000 1,930,698
Series 2023-4A, Class B,
6.39%, 10/16/2028(a) 760,000 774,817
Series 2024-3A, Class A3,
4.52%, 3/15/2029(a) 1,060,000 1,054,968
Merchants Fleet Funding LLC,
Series 2023-1A, Class A,
7.21%, 5/20/2036(a) 3,519,943 3,562,548
NextGear Floorplan Master
Owner Trust
Series 2024-1A, Class A2,
5.12%, 3/15/2029(a) 1,915,000 1,933,365
Series 2024-2A, Class A2,
4.42%, 9/15/2029(a) 4,615,000 4,572,663
Nissan Auto Lease Trust,
Series 2023-B, Class A3,
5.69%, 7/15/2026 2,352,829 2,360,825
Nissan Auto Receivables
Owner Trust, Series 2023-B,
Class A3, 5.93%, 3/15/2028 1,170,000 1,188,765
Octane Receivables Trust,
Series 2024-2A, Class A2,
5.80%, 7/20/2032(a) 3,612,691 3,651,883

NVIT Loomis Short Term Bond Fund - December 31, 2024 - Statement of Investments - 67
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
PenFed Auto Receivables
Owner Trust, Series
2024-A, Class A3, 4.70%,
6/15/2029(a) 1,515,000 1,513,304
Prestige Auto Receivables
Trust, Series 2023-
1A, Class C, 5.65%,
2/15/2028(a) 4,045,000 4,071,018
Santander Drive Auto
Receivables Trust
Series 2023-4, Class B,
5.77%, 12/15/2028 2,575,000 2,610,260
Series 2024-4, Class A3,
4.85%, 1/16/2029 1,750,000 1,754,797
Series 2024-3, Class A3,
5.63%, 1/16/2029 2,925,000 2,961,523
Series 2023-5, Class B,
6.16%, 12/17/2029 3,950,000 4,039,155
Series 2023-3, Class C,
5.77%, 11/15/2030 1,155,000 1,173,979
SBNA Auto Lease Trust
Series 2024-A, Class A3,
5.39%, 11/20/2026(a) 1,660,000 1,669,254
Series 2024-B, Class A3,
5.56%, 11/22/2027(a) 1,550,000 1,569,304
Series 2024-C, Class A3,
4.56%, 2/22/2028(a) 855,000 854,656
SBNA Auto Receivables Trust,
Series 2024-A, Class A3,
5.32%, 12/15/2028(a) 645,000 648,226
SFS Auto Receivables
Securitization Trust
Series 2023-1A, Class A3,
5.47%, 10/20/2028(a) 4,295,000 4,333,415
Series 2024-3A, Class A3,
4.55%, 6/20/2030(a) 1,195,000 1,193,196
Toyota Auto Receivables
Owner Trust
Series 2023-B, Class A3,
4.71%, 2/15/2028 2,970,000 2,979,146
Series 2023-C, Class A3,
5.16%, 4/17/2028 1,285,000 1,295,050
Series 2024-D, Class A3,
4.40%, 6/15/2029 1,250,000 1,246,321
Toyota Lease Owner Trust
Series 2023-A, Class A3,
4.93%, 4/20/2026(a) 2,454,376 2,456,859
Series 2024-B, Class A3,
4.21%, 9/20/2027(a) 3,755,000 3,733,417
Volkswagen Auto Lease Trust,
Series 2023-A, Class A3,
5.81%, 10/20/2026 5,880,000 5,929,808
Volkswagen Auto Loan
Enhanced Trust
Series 2024-1, Class A2A,
4.65%, 11/22/2027 2,940,000 2,946,223
Series 2023-1, Class A3,
5.02%, 6/20/2028 1,815,000 1,825,495
Asset-Backed Securities
Principal
Amount ($) Value ($)
Automobiles
VStrong Auto Receivables
Trust
Series 2023-A, Class A3,
6.87%, 11/15/2027(a) 5,735,000 5,793,477
Series 2024-A, Class B,
5.77%, 7/15/2030(a) 355,000 359,340
Westlake Automobile
Receivables Trust
Series 2024-1A, Class A3,
5.44%, 5/17/2027(a) 850,000 855,828
Series 2024-2A, Class A3,
5.56%, 2/15/2028(a) 1,665,000 1,681,159
Series 2024-3A, Class A3,
4.71%, 4/17/2028(a) 2,115,000 2,114,422
Series 2023-3A, Class C,
6.02%, 9/15/2028(a) 4,815,000 4,889,348
Wheels Fleet Lease Funding
1 LLC
Series 2023-1A, Class A,
5.80%, 4/18/2038(a) 3,966,931 3,991,856
Series 2024-1A, Class A1,
5.49%, 2/18/2039(a) 2,270,000 2,295,903
Wheels Fleet Lease Funding
LLC, Series 2024-2A, Class
A1, 4.87%, 6/21/2039(a) 1,730,000 1,732,235
World Omni Auto Receivables
Trust
Series 2023-B, Class A2A,
5.25%, 11/16/2026 172,405 172,485
Series 2023-B, Class A3,
4.66%, 5/15/2028 2,720,000 2,723,031
Series 2023-D, Class A3,
5.79%, 2/15/2029 1,215,000 1,236,365
Series 2024-B, Class A3,
5.27%, 9/17/2029 2,365,000 2,394,937
Series 2024-C, Class A3,
4.43%, 12/17/2029 2,230,000 2,222,276
World Omni Select Auto Trust,
Series 2024-A, Class A3,
4.98%, 2/15/2030 1,090,000 1,095,388
260,823,039
Credit Card 1 .5%
Brex Commercial Charge
Card Master Trust, Series
2024-1, Class A1, 6.05%,
7/15/2027(a) 5,625,000 5,689,643
Mercury Financial Credit
Card Master Trust, Series
2024-2A, Class A, 6.56%,
7/20/2029(a) 1,470,000 1,487,606
Mission Lane Credit Card
Master Trust
Series 2023-A, Class A,
7.23%, 7/17/2028(a) 765,000 769,501
Series 2024-B, Class A,
5.88%, 1/15/2030(a) 1,355,000 1,353,775
Synchrony Card Funding LLC,
Series 2023-A1, Class A,
5.54%, 7/15/2029 1,055,000 1,069,632

68 - Statement of Investments - December 31, 2024 - NVIT Loomis Short Term Bond Fund
Asset-Backed Securities
Principal
Amount ($) Value ($)
Credit Card
World Financial Network
Credit Card Master Trust
Series 2023-A, Class A,
5.02%, 3/15/2030 5,960,000 5,991,586
Series 2024-A, Class A,
5.47%, 2/15/2031 1,290,000 1,311,186
17,672,929
Equipment Loans & Leases 2 .8%
Auxilior Term Funding LLC,
Series 2023-1A, Class A2,
6.18%, 12/15/2028(a) 841,072 850,746
Crockett Partners Equipment
Co. IIA LLC, Series 2024-
1C, Class A, 6.05%,
1/20/2031(a) 2,631,201 2,650,838
Dell Equipment Finance Trust
Series 2023-3, Class A3,
5.93%, 4/23/2029(a) 5,385,000 5,455,739
Series 2024-1, Class A3,
5.39%, 3/22/2030(a) 875,000 884,763
DLLMT LLC, Series 2023-
1A, Class A3, 5.34%,
3/22/2027(a) 6,780,000 6,820,428
GreatAmerica Leasing
Receivables Funding LLC,
Series 2023-1, Class A3,
5.15%, 7/15/2027(a) 5,945,000 5,986,425
Kubota Credit Owner Trust,
Series 2023-1A, Class A2,
5.40%, 2/17/2026(a) 354,686 355,009
M&T Equipment Notes, Series
2023-1A, Class A3, 5.74%,
7/15/2030(a) 2,275,000 2,297,176
OWN Equipment Fund I LLC,
Series 2024-2M, Class A,
5.70%, 12/20/2032(a) 1,340,000 1,341,234
Post Road Equipment Finance
LLC, Series 2024-1A, Class
A2, 5.59%, 11/15/2029(a) 725,501 730,122
SCF Equipment Leasing LLC
Series 2024-1A, Class A2,
5.88%, 11/20/2029(a) 1,110,000 1,119,169
Series 2023-1A, Class A2,
6.56%, 1/22/2030(a) 2,164,137 2,180,515
Ziply Fiber Issuer LLC, Series
2024-1A, Class A2, 6.64%,
4/20/2054(a) 2,985,000 3,059,089
33,731,253
Other 5 .3%
ACHV ABS TRUST
Series 2024-1PL, Class A,
5.90%, 4/25/2031(a) 465,742 469,755
Series 2024-2PL, Class A,
5.07%, 10/27/2031(a) 805,156 806,980
Affirm Asset Securitization
Trust
Series 2023-B, Class A,
6.82%, 9/15/2028(a) 2,100,000 2,131,651
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Series 2023-X1, Class A,
7.11%, 11/15/2028(a) 149,352 149,720
Series 2024-A, Class 1A,
5.61%, 2/15/2029(a) 5,450,000 5,471,955
Series 2024-X1, Class A,
6.27%, 5/15/2029(a) 500,311 502,021
Series 2024-X2, Class A,
5.22%, 12/17/2029(a) 845,000 846,222
Ares LVI CLO Ltd., Series
2020-56A, Class AR,
6.05%, 10/25/2034(a)(b) 2,700,000 2,702,800
BHG Securitization Trust
Series 2024-1CON, Class
A, 5.81%, 4/17/2035(a) 792,222 800,562
Series 2023-B, Class A,
6.92%, 12/17/2036(a) 1,473,188 1,514,101
Carlyle Global Market
Strategies CLO Ltd., Series
2016-1A, Class A1R2,
6.02%, 4/20/2034(a)(b) 700,000 701,434
Cedar Funding XII CLO Ltd.
Series 2020-12A, Class
A1R, 6.02%, 10/25/2034(a)
(b) 3,300,000 3,304,478
Series 2020-12A, Class BR,
6.49%, 10/25/2034(a)(b) 700,000 701,121
GreenSky Home Improvement
Issuer Trust, Series
2024-2, Class A2, 5.25%,
10/27/2059(a) 4,515,000 4,523,382
Hilton Grand Vacations Trust
Series 2023-1A, Class A,
5.72%, 1/25/2038(a) 1,016,844 1,027,850
Series 2024-1B, Class A,
5.75%, 9/15/2039(a) 1,509,360 1,526,405
Invesco CLO Ltd., Series
2021-1A, Class A1, 5.92%,
4/15/2034(a)(b) 1,350,000 1,353,058
MVW LLC, Series 2024-
1A, Class A, 5.32%,
2/20/2043(a) 977,506 981,221
New Economy Assets Phase
1 Sponsor LLC, Series
2021-1, Class A1, 1.91%,
10/20/2061(a) 2,350,000 2,166,756
Reach ABS Trust, Series
2024-2A, Class A, 5.88%,
7/15/2031(a) 1,185,777 1,191,631
Regional Management
Issuance Trust, Series
2024-1, Class A, 5.83%,
7/15/2036(a) 1,225,000 1,249,534
Republic Finance Issuance
Trust, Series 2024-A, Class
A, 5.91%, 8/20/2032(a) 960,000 969,718
Sierra Timeshare Receivables
Funding LLC, Series
2024-2A, Class A, 5.14%,
6/20/2041(a) 2,559,779 2,556,085

NVIT Loomis Short Term Bond Fund - December 31, 2024 - Statement of Investments - 69
Asset-Backed Securities
Principal
Amount ($) Value ($)
Other
Stream Innovations Issuer
Trust, Series 2024-
1A, Class A, 6.27%,
7/15/2044(a) 302,998 310,265
Trafigura Securitisation
Finance plc, Series 2024-
1A, Class A2, 5.98%,
11/15/2027(a) 2,675,000 2,706,608
Tricon American Homes Trust
Series 2018-SFR1, Class E,
4.56%, 5/17/2037(a) 3,110,000 3,093,661
Series 2019-SFR1, Class E,
3.40%, 3/17/2038(a) 2,000,000 1,945,072
Series 2020-SFR2, Class C,
2.03%, 11/17/2039(a) 1,000,000 908,279
Tricon Residential Trust,
Series 2022-SFR1, Class D,
4.75%, 4/17/2039(a) 2,250,000 2,187,972
Verizon Master Trust
Series 2023-2, Class A,
4.89%, 4/13/2028 7,705,000 7,710,309
Series 2024-4, Class A1A,
5.21%, 6/20/2029 5,866,000 5,920,278
62,430,884
Student Loan 0 .2%
Navient Private Education
Refi Loan Trust, Series
2023-A, Class A, 5.51%,
10/15/2071(a) 2,555,010 2,559,511
Total Asset-Backed Securities
(cost $378,526,654)
381,177,054
Collateralized Mortgage Obligations 0 .0%
†
GSAA Trust, Series 2004-
NC1, Class AF6, 5.26%,
11/25/2033(c) 857 839
RALI Trust, Series 2003-
QS20, Class CB, 5.00%,
11/25/2018^∞ 4,596 0
Towd Point Mortgage Trust,
Series 2018-3, Class A1,
3.75%, 5/25/2058(a)(b) 267,284 260,304
Total Collateralized Mortgage Obligations
(cost $278,623)
261,143
Commercial Mortgage-Backed Securities 2 .5%
BANK5
Series 2023-5YR3, Class
A3, 6.72%, 9/15/2056(b) 1,520,000 1,598,572
Series 2023-5YR4, Class
A3, 6.50%, 12/15/2056 562,649 587,653
BBCMS Mortgage Trust
Series 2020-BID, Class A,
6.65%, 10/15/2037(a)(b) 825,000 827,578
Series 2024-5C25, Class
A3, 5.95%, 3/15/2057 1,485,000 1,530,404
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Benchmark Mortgage Trust,
Series 2023-V2, Class A3,
5.81%, 5/15/2055(b) 2,590,000 2,643,180
BPR Trust, Series 2022-
OANA, Class A, 6.30%,
4/15/2037(a)(b) 440,000 441,650
BX Trust, Series 2024-
VLT4, Class A, 5.89%,
7/15/2029(a)(b) 1,665,000 1,671,764
COMM Mortgage Trust, Series
2024-CBM, Class A2,
5.87%, 12/10/2041(a)(b) 210,000 212,363
CSMC OA LLC, Series 2014-
USA, Class A2, 3.95%,
9/15/2037(a) 830,000 748,375
DC Commercial Mortgage
Trust, Series 2023-
DC, Class A, 6.31%,
9/12/2040(a) 1,190,000 1,220,114
Eleven Madison Mortgage
Trust, Series 2015-
11MD, Class A, 3.55%,
9/10/2035(a)(b) 2,025,000 1,981,978
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS, Series K531,
Class AS, 5.18%,
9/25/2029(b) 7,510,000 7,509,926
GS Mortgage Securities Corp.
Trust
Series 2013-PEMB, Class
A, 3.55%, 3/5/2033(a)(b) 380,000 312,011
Series 2012-BWTR, Class
A, 2.95%, 11/5/2034(a) 1,011,206 837,523
Series 2023-SHIP, Class A,
4.32%, 9/10/2038(a)(b) 1,825,000 1,801,339
SCOTT Trust, Series 2023-
SFS, Class A, 5.91%,
3/10/2040(a) 115,000 116,764
SPGN Mortgage Trust
Series 2022-TFLM, Class C,
7.05%, 2/15/2039(a)(b) 1,270,000 1,245,028
Series 2022-TFLM, Class D,
7.90%, 2/15/2039(a)(b) 2,880,000 2,823,355
TCO Commercial Mortgage
Trust, Series 2024-
DPM, Class A, 5.74%,
12/15/2039(a)(b) 1,055,000 1,054,340
Total Commercial Mortgage-Backed
Securities
(cost $28,839,399) 29,163,917
Corporate Bonds 41 .3%
Aerospace & Defense 0 .2%
Boeing Co. (The) ,
6.30%, 5/1/2029(d) 1,970,000 2,042,037
Automobiles 1 .1%
Hyundai Capital America ,
4.88%, 11/1/2027(a) 1,870,000 1,865,288

70 - Statement of Investments - December 31, 2024 - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Automobiles
Mercedes-Benz Finance North
America LLC ,
4.90%, 11/15/2027(a) 2,940,000 2,935,347
Nissan Motor Acceptance Co.
LLC ,
5.30%, 9/13/2027(a) 4,150,000 4,102,524
Volkswagen Group of America
Finance LLC ,
4.85%, 8/15/2027(a) 4,350,000 4,305,114
13,208,273
Banks 8 .5%
ABN AMRO Bank NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
6.34%, 9/18/2027(a)(d)(e) 1,800,000 1,839,976
AIB Group plc ,
(SOFR + 3.46%), 7.58%,
10/14/2026(a)(e) 2,290,000 2,332,170
ASB Bank Ltd. ,
5.35%, 6/15/2026(a) 4,110,000 4,149,861
Australia & New Zealand
Banking Group Ltd. ,
3.92%, 9/30/2027 1,500,000 1,476,569
Banco Santander Mexico
SA Institucion de Banca
Multiple Grupo Financiero
Santand ,
5.62%, 12/10/2029(a) 715,000 711,425
Banco Santander SA ,
5.44%, 7/15/2031 1,000,000 997,965
Bank of Ireland Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
6.25%, 9/16/2026(a)(e) 2,390,000 2,409,640
Banque Federative du Credit
Mutuel SA ,
5.19%, 2/16/2028(a)(d) 3,845,000 3,862,774
BNP Paribas SA ,
(SOFR + 1.28%), 5.28%,
11/19/2030(a)(e) 4,170,000 4,126,808
Canadian Imperial Bank of
Commerce ,
5.24%, 6/28/2027(d) 2,335,000 2,360,009
Citibank NA ,
(SOFR + 0.71%), 4.88%,
11/19/2027(e) 6,180,000 6,184,955
Commonwealth Bank of
Australia ,
4.58%, 11/27/2026 2,980,000 2,980,354
Credit Agricole SA ,
(SOFR + 1.21%), 4.63%,
9/11/2028(a)(d)(e) 2,385,000 2,355,075
Danske Bank A/S ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.18%),
6.26%, 9/22/2026(a)(e) 2,825,000 2,848,733
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
HSBC Holdings plc ,
(SOFR + 1.04%), 5.13%,
11/19/2028(e) 4,440,000 4,438,581
Huntington Bancshares, Inc. ,
(SOFR + 2.02%), 6.21%,
8/21/2029(d)(e) 2,115,000 2,183,504
(SOFR + 1.28%), 5.27%,
1/15/2031(d)(e) 1,245,000 1,245,982
Intesa Sanpaolo SpA ,
7.00%, 11/21/2025(a) 2,275,000 2,313,452
JPMorgan Chase & Co. ,
(SOFR + 0.86%), 4.51%,
10/22/2028(d)(e) 6,300,000 6,244,285
KBC Group NV ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.07%),
4.93%, 10/16/2030(a)(d)(e) 970,000 954,661
Lloyds Banking Group plc ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.85%),
5.09%, 11/26/2028(d)(e) 1,445,000 1,446,603
M&T Bank Corp. ,
(SOFR + 1.61%), 5.39%,
1/16/2036(e) 1,980,000 1,918,189
National Australia Bank Ltd. ,
4.50%, 10/26/2027 3,415,000 3,402,566
National Bank of Canada ,
(SOFR + 1.04%), 5.60%,
7/2/2027(d)(e) 4,390,000 4,439,085
Royal Bank of Canada ,
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(d)(e) 4,410,000 4,373,426
Societe Generale SA ,
5.25%, 2/19/2027(a) 5,075,000 5,077,511
Svenska Handelsbanken AB ,
5.13%, 5/28/2027(a) 3,100,000 3,131,663
Swedbank AB ,
6.14%, 9/12/2026(a)(d) 1,370,000 1,399,067
UniCredit SpA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.30%),
2.57%, 9/22/2026(a)(d)(e) 1,950,000 1,912,008
US Bank NA ,
(SOFR + 0.69%), 4.51%,
10/22/2027(e) 6,270,000 6,236,115
Wells Fargo & Co. ,
(SOFR + 1.07%), 5.71%,
4/22/2028(d)(e) 1,925,000 1,956,664
Wells Fargo Bank NA ,
5.25%, 12/11/2026(d) 5,720,000 5,789,120
Westpac New Zealand Ltd. ,
5.13%, 2/26/2027(a) 2,825,000 2,844,579
99,943,375

NVIT Loomis Short Term Bond Fund - December 31, 2024 - Statement of Investments - 71
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages 0 .4%
Bacardi Ltd. ,
4.45%, 5/15/2025(a) 5,000,000 4,990,897
Biotechnology 0 .7%
Amgen, Inc. ,
5.25%, 3/2/2025 5,000,000 5,002,722
Gilead Sciences, Inc. ,
4.80%, 11/15/2029 2,965,000 2,958,923
7,961,645
Building Products 0 .1%
Standard Building Solutions,
Inc. ,
6.50%, 8/15/2032(a)(d) 1,565,000 1,567,506
Capital Markets 3 .8%
Antares Holdings LP ,
3.75%, 7/15/2027(a) 1,497,000 1,416,398
6.35%, 10/23/2029(a)(d) 1,060,000 1,051,619
Ares Capital Corp. ,
7.00%, 1/15/2027(d) 300,000 310,951
Ares Strategic Income Fund ,
5.70%, 3/15/2028(a) 1,180,000 1,179,835
Blackstone Secured Lending
Fund ,
5.35%, 4/13/2028(d) 920,000 917,571
2.85%, 9/30/2028(d) 720,000 653,487
Blue Owl Capital Corp. ,
3.75%, 7/22/2025 1,810,000 1,794,824
5.95%, 3/15/2029 885,000 888,519
Blue Owl Capital Corp. II ,
8.45%, 11/15/2026(d) 900,000 943,302
Blue Owl Credit Income Corp. ,
7.95%, 6/13/2028 1,100,000 1,168,022
6.60%, 9/15/2029(a) 40,000 40,799
Blue Owl Technology Finance
Corp. II ,
6.75%, 4/4/2029(a) 1,365,000 1,373,367
Cantor Fitzgerald LP ,
7.20%, 12/12/2028(a) 1,065,000 1,112,750
Deutsche Bank AG ,
(SOFR + 2.52%), 7.15%,
7/13/2027(d)(e) 565,000 582,243
FS KKR Capital Corp. ,
6.88%, 8/15/2029 730,000 754,975
6.13%, 1/15/2030(d) 1,855,000 1,853,631
Goldman Sachs Bank USA ,
(SOFR + 0.75%), 5.41%,
5/21/2027(e) 5,410,000 5,452,187
Golub Capital BDC, Inc. ,
2.50%, 8/24/2026(d) 1,355,000 1,290,755
6.00%, 7/15/2029(d) 585,000 584,525
Hercules Capital, Inc. ,
3.38%, 1/20/2027 665,000 635,853
HPS Corporate Lending Fund ,
6.25%, 9/30/2029(a)(d) 1,200,000 1,220,538
Jefferies Financial Group, Inc. ,
5.88%, 7/21/2028 1,105,000 1,129,933
Main Street Capital Corp. ,
3.00%, 7/14/2026 1,255,000 1,209,506
6.50%, 6/4/2027 655,000 667,260
Marex Group plc ,
6.40%, 11/4/2029 1,390,000 1,403,583
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley ,
(SOFR + 1.67%), 4.68%,
7/17/2026(e) 2,505,000 2,502,318
(SOFR + 0.86%), 1.51%,
7/20/2027(d)(e) 3,500,000 3,326,209
(SOFR + 1.10%), 4.65%,
10/18/2030(e) 2,630,000 2,573,636
New Mountain Finance Corp. ,
6.20%, 10/15/2027 660,000 659,416
6.88%, 2/1/2029 575,000 579,895
Sixth Street Lending Partners ,
6.50%, 3/11/2029(a)(d) 1,295,000 1,312,276
5.75%, 1/15/2030(a) 560,000 551,216
USAA Capital Corp. ,
5.25%, 6/1/2027(a) 4,295,000 4,344,097
45,485,496
Chemicals 0 .8%
Celanese US Holdings LLC ,
6.17%, 7/15/2027(c) 1,620,000 1,644,141
LYB International Finance III
LLC ,
1.25%, 10/1/2025(d) 3,260,000 3,174,308
Methanex US Operations,
Inc. ,
6.25%, 3/15/2032(a)(d) 1,435,000 1,419,719
Solvay Finance America LLC ,
5.65%, 6/4/2029(a) 2,945,000 2,989,295
9,227,463
Commercial Services & Supplies 0 .3%
Element Fleet Management
Corp. ,
5.64%, 3/13/2027(a)(d) 3,045,000 3,088,910
Consumer Finance 2 .1%
American Honda Finance
Corp. ,
4.45%, 10/22/2027(d) 6,270,000 6,223,640
Avolon Holdings Funding Ltd. ,
5.50%, 1/15/2026(a) 2,405,000 2,411,796
4.95%, 1/15/2028(a) 2,085,000 2,066,063
Capital One Financial Corp. ,
(SOFR + 2.44%), 7.15%,
10/29/2027(e) 780,000 809,421
Caterpillar Financial Services
Corp. ,
4.60%, 11/15/2027(d) 4,320,000 4,322,334
General Motors Financial Co.,
Inc. ,
6.05%, 10/10/2025 1,995,000 2,012,076
OneMain Finance Corp. ,
6.63%, 5/15/2029(d) 1,865,000 1,888,219
PACCAR Financial Corp. ,
4.45%, 8/6/2027(d) 1,185,000 1,183,894
Synchrony Financial ,
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(d)
(e) 1,150,000 1,160,556

72 - Statement of Investments - December 31, 2024 - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Toyota Motor Credit Corp. ,
5.00%, 8/14/2026(d) 2,335,000 2,350,883
24,428,882
Containers & Packaging 0 .4%
Sonoco Products Co. ,
4.60%, 9/1/2029(d) 4,440,000 4,323,801
Diversified Telecommunication Services 0 .1%
Sitios Latinoamerica SAB de
CV ,
6.00%, 11/25/2029(a)(d) 1,420,000 1,411,693
Electric Utilities 2 .1%
Alliant Energy Finance LLC ,
5.40%, 6/6/2027(a)(d) 2,545,000 2,561,264
American Electric Power Co.,
Inc. ,
5.70%, 8/15/2025(d) 1,370,000 1,375,905
Duke Energy Corp. ,
4.85%, 1/5/2027 3,020,000 3,029,112
Edison International ,
4.70%, 8/15/2025 2,835,000 2,832,240
Fells Point Funding Trust ,
3.05%, 1/31/2027(a) 4,310,000 4,144,162
FirstEnergy Pennsylvania
Electric Co. ,
5.15%, 3/30/2026(a)(d) 810,000 812,108
ITC Holdings Corp. ,
4.95%, 9/22/2027(a) 4,180,000 4,186,033
NextEra Energy Capital
Holdings, Inc. ,
5.75%, 9/1/2025(d) 2,455,000 2,469,966
Vistra Operations Co. LLC ,
5.13%, 5/13/2025(a) 2,000,000 1,997,772
5.63%, 2/15/2027(a) 1,750,000 1,742,989
25,151,551
Electronic Equipment, Instruments & Components 0 .2%
Flex Ltd. ,
6.00%, 1/15/2028(d) 2,845,000 2,900,382
Energy Equipment & Services 0 .6%
Helmerich & Payne, Inc. ,
4.85%, 12/1/2029(a)(d) 4,355,000 4,217,937
Noble Finance II LLC ,
8.00%, 4/15/2030(a) 3,000,000 3,029,899
7,247,836
Entertainment 0 .2%
Take-Two Interactive
Software, Inc. ,
5.40%, 6/12/2029(d) 760,000 770,765
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 1,255,000 1,209,106
1,979,871
Financial Services 2 .1%
Atlas Warehouse Lending Co.
LP ,
6.05%, 1/15/2028(a)(d) 3,010,000 3,014,501
Enact Holdings, Inc. ,
6.25%, 5/28/2029(d) 2,545,000 2,593,375
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Essent Group Ltd. ,
6.25%, 7/1/2029(d) 1,785,000 1,822,277
JPMorgan Chase Bank NA ,
5.11%, 12/8/2026(d) 5,720,000 5,780,250
National Rural Utilities
Cooperative Finance Corp. ,
5.60%, 11/13/2026 2,285,000 2,322,703
Nationstar Mortgage Holdings,
Inc. ,
6.50%, 8/1/2029(a) 3,115,000 3,109,723
Nationwide Building Society ,
(SOFR + 1.91%), 6.56%,
10/18/2027(a)(e) 1,645,000 1,687,584
PennyMac Financial Services,
Inc. ,
7.13%, 11/15/2030(a)(d) 1,545,000 1,564,634
Radian Group, Inc. ,
6.20%, 5/15/2029(d) 755,000 774,806
Synchrony Bank ,
5.40%, 8/22/2025 2,505,000 2,508,067
25,177,920
Food Products 0 .5%
Conagra Brands, Inc. ,
5.30%, 10/1/2026(d) 4,125,000 4,166,764
General Mills, Inc. ,
4.70%, 1/30/2027(d) 2,175,000 2,174,414
6,341,178
Gas Utilities 0 .3%
Spire, Inc. ,
5.30%, 3/1/2026(d) 3,985,000 4,004,019
Health Care Equipment & Supplies 0 .6%
Smith & Nephew plc ,
5.15%, 3/20/2027 3,040,000 3,061,826
Solventum Corp. ,
5.45%, 2/25/2027(a) 3,940,000 3,977,230
7,039,056
Health Care Providers & Services 1 .2%
Cardinal Health, Inc. ,
5.00%, 11/15/2029(d) 2,960,000 2,941,553
Cencora, Inc. ,
4.85%, 12/15/2029(d) 4,190,000 4,162,765
Elevance Health, Inc. ,
4.75%, 2/15/2030 2,990,000 2,954,220
HCA, Inc. ,
5.38%, 2/1/2025 650,000 650,120
Molina Healthcare, Inc. ,
6.25%, 1/15/2033(a)(d) 1,735,000 1,714,773
Universal Health Services,
Inc. ,
4.63%, 10/15/2029(d) 1,310,000 1,263,518
13,686,949
Health Care REITs 0 .2%
Omega Healthcare Investors,
Inc. ,
4.50%, 1/15/2025 1,820,000 1,819,343

NVIT Loomis Short Term Bond Fund - December 31, 2024 - Statement of Investments - 73
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Technology 0 .1%
IQVIA, Inc. ,
6.25%, 2/1/2029 1,295,000 1,338,948
Hotels, Restaurants & Leisure 0 .9%
Darden Restaurants, Inc. ,
4.35%, 10/15/2027 3,155,000 3,112,325
Expedia Group, Inc. ,
6.25%, 5/1/2025(a) 2,275,000 2,276,507
Hyatt Hotels Corp. ,
5.75%, 1/30/2027 1,840,000 1,868,292
5.25%, 6/30/2029 2,200,000 2,201,311
International Game
Technology plc ,
4.13%, 4/15/2026(a)(d) 1,750,000 1,720,570
11,179,005
Insurance 3 .4%
American National Group,
Inc. ,
5.75%, 10/1/2029(d) 1,125,000 1,126,295
Arthur J Gallagher & Co. ,
4.85%, 12/15/2029(d) 4,185,000 4,165,800
Athene Global Funding ,
5.62%, 5/8/2026(a)(d) 4,250,000 4,288,549
Brighthouse Financial Global
Funding ,
5.55%, 4/9/2027(a) 3,055,000 3,081,337
CNO Global Funding ,
5.88%, 6/4/2027(a)(d) 3,065,000 3,121,043
4.88%, 12/10/2027(a)(d) 455,000 452,931
Corebridge Global Funding ,
4.65%, 8/20/2027(a)(d) 3,100,000 3,088,636
F&G Global Funding ,
5.88%, 6/10/2027(a)(d) 3,025,000 3,065,629
GA Global Funding Trust ,
4.40%, 9/23/2027(a) 3,115,000 3,070,581
Jackson National Life Global
Funding ,
5.25%, 4/12/2028(a)(d) 4,180,000 4,162,670
Mutual of Omaha Cos. Global
Funding ,
5.35%, 4/9/2027(a) 4,850,000 4,887,214
Pricoa Global Funding I ,
4.20%, 8/28/2025(a) 3,000,000 2,992,087
Principal Life Global Funding
II ,
4.60%, 8/19/2027(a) 1,520,000 1,515,581
SiriusPoint Ltd. ,
7.00%, 4/5/2029(d) 1,685,000 1,732,419
40,750,772
Life Sciences Tools & Services 0 .2%
Illumina, Inc. ,
4.65%, 9/9/2026 2,585,000 2,574,910
Machinery 0 .2%
CNH Industrial Capital LLC ,
4.50%, 10/8/2027(d) 2,920,000 2,893,364
Corporate Bonds
Principal
Amount ($) Value ($)
Media 0 .3%
Charter Communications
Operating LLC ,
6.10%, 6/1/2029 3,215,000 3,277,136
Metals & Mining 0 .8%
Cleveland-Cliffs, Inc. ,
6.88%, 11/1/2029(a)(d) 4,360,000 4,313,349
Mineral Resources Ltd. ,
9.25%, 10/1/2028(a)(d) 1,485,000 1,558,018
Reliance, Inc. ,
1.30%, 8/15/2025(d) 3,230,000 3,156,184
9,027,551
Mortgage Real Estate Investment Trusts (REITs) 0 .1%
Starwood Property Trust, Inc. ,
6.50%, 7/1/2030(a)(d) 1,085,000 1,086,361
Multi-Utilities 1 .5%
Ameren Corp. ,
5.70%, 12/1/2026 4,175,000 4,243,023
CenterPoint Energy, Inc. ,
5.25%, 8/10/2026(d) 3,070,000 3,093,937
DTE Energy Co. ,
4.95%, 7/1/2027 2,505,000 2,514,395
NiSource, Inc. ,
0.95%, 8/15/2025 3,225,000 3,145,505
Sempra ,
5.40%, 8/1/2026 2,920,000 2,945,709
WEC Energy Group, Inc. ,
5.60%, 9/12/2026 1,439,000 1,457,556
17,400,125
Oil, Gas & Consumable Fuels 3 .0%
BP Capital Markets America,
Inc. ,
4.87%, 11/25/2029(d) 4,255,000 4,257,213
California Resources Corp. ,
8.25%, 6/15/2029(a)(d) 3,015,000 3,057,354
Canadian Natural Resources
Ltd. ,
5.00%, 12/15/2029(a)(d) 4,260,000 4,212,536
ConocoPhillips Co. ,
4.70%, 1/15/2030 6,025,000 5,958,588
Crescent Energy Finance
LLC ,
9.25%, 2/15/2028(a) 855,000 893,555
7.63%, 4/1/2032(a) 855,000 850,601
Kinetik Holdings LP ,
6.63%, 12/15/2028(a)(d) 2,830,000 2,895,116
Occidental Petroleum Corp. ,
5.20%, 8/1/2029 2,920,000 2,897,088
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 3,690,000 3,715,411
SM Energy Co. ,
6.75%, 8/1/2029(a)(d) 2,105,000 2,083,671
Williams Cos., Inc. (The) ,
3.90%, 1/15/2025(d) 4,500,000 4,498,144
35,319,277
Passenger Airlines 0 .1%
Air Canada ,
3.88%, 8/15/2026(a)(d) 595,000 578,108

74 - Statement of Investments - December 31, 2024 - NVIT Loomis Short Term Bond Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Passenger Airlines
United Airlines, Inc. ,
4.63%, 4/15/2029(a)(d) 255,000 242,451
820,559
Semiconductors & Semiconductor Equipment 0 .5%
Microchip Technology, Inc. ,
4.90%, 3/15/2028 5,995,000 5,973,668
Specialized REITs 0 .9%
American Tower Corp. ,
5.00%, 1/31/2030(d) 2,970,000 2,952,903
Extra Space Storage LP ,
5.70%, 4/1/2028 1,010,000 1,031,064
Public Storage Operating Co. ,
(United States SOFR
Compounded Index
+ 0.70%), 5.27%,
4/16/2027(d)(e) 6,145,000 6,175,766
10,159,733
Specialty Retail 0 .4%
Advance Auto Parts, Inc. ,
5.90%, 3/9/2026(d) 1,165,000 1,173,079
AutoNation, Inc. ,
4.50%, 10/1/2025 465,000 463,193
Lowe's Cos., Inc. ,
4.80%, 4/1/2026(d) 2,910,000 2,914,888
O'Reilly Automotive, Inc. ,
5.75%, 11/20/2026 190,000 193,287
4,744,447
Technology Hardware, Storage & Peripherals 1 .0%
Dell International LLC ,
4.35%, 2/1/2030 4,445,000 4,301,245
Hewlett Packard Enterprise
Co. ,
4.55%, 10/15/2029 4,415,000 4,303,701
NetApp, Inc. ,
1.88%, 6/22/2025(d) 3,150,000 3,101,856
11,706,802
Textiles, Apparel & Luxury Goods 0 .3%
Tapestry, Inc. ,
5.10%, 3/11/2030 2,990,000 2,957,055
Tobacco 0 .2%
Philip Morris International,
Inc. ,
4.38%, 11/1/2027(d) 2,880,000 2,856,106
Trading Companies & Distributors 0 .7%
Aircastle Ltd. ,
6.50%, 7/18/2028(a) 1,010,000 1,043,870
GATX Corp. ,
5.40%, 3/15/2027(d) 1,490,000 1,506,697
TTX Co. ,
5.50%, 9/25/2026(a)(d) 5,875,000 5,939,692
8,490,259
Corporate Bonds
Principal
Amount ($) Value ($)
Water Utilities 0 .2%
Essential Utilities, Inc. ,
4.80%, 8/15/2027 2,445,000 2,441,901
Total Corporate Bonds
(cost $486,858,991)
488,026,062
Mortgage-Backed Securities 1 .6%
FHLMC Non Gold Pool
Pool# 1Q0648
6.43%, 6/1/2037(b) 68,182 70,083
Pool# 1B3601
7.57%, 10/1/2037(b) 85,458 87,495
FHLMC UMBS Pool#
SD8245 ,
4.50%, 9/1/2052 5,174,336
4,876,566
FNMA Pool
Pool# 747271
7.72%, 7/1/2034(b) 134,381 137,660
Pool# 886345
7.31%, 8/1/2036(b) 25,457 25,888
Pool# 949691
7.48%, 9/1/2037(b) 58,500 59,881
FNMA UMBS Pool
Pool# MA4582
2.00%, 4/1/2037 2,393,974 2,114,551
Pool# BN0906
4.00%, 11/1/2048 2,394,646 2,222,706
Pool# MA4700
4.00%, 8/1/2052 3,479,055 3,186,819
Pool# MA4803
3.50%, 11/1/2052 3,151,889 2,789,994
Pool# MA4806
5.00%, 11/1/2052 3,014,562 2,918,570
Total Mortgage-Backed Securities
(cost $18,782,647)
18,490,213
U.S. Treasury Obligations 21 .1%
U.S. Treasury Notes
4.63%, 6/30/2026 13,435,000 13,506,946
4.38%, 7/31/2026 31,790,000 31,842,452
3.50%, 9/30/2026 (d) 60,300,000 59,540,460
4.13%, 10/31/2026 (d) 144,440,000 144,111,217
Total U.S. Treasury Obligations
(cost $249,400,717)
249,001,075

NVIT Loomis Short Term Bond Fund - December 31, 2024 - Statement of Investments - 75
Repurchase Agreements 6 .4%
Principal
Amount ($) Value ($)
Bank of America NA
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $10,002,473,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
2/1/2047 - 1/1/2048;
total market value
$10,200,000. (f)(g) 10,000,000 10,000,000
BofA Securities, Inc.
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $3,000,742,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 5.70%, maturing
8/16/2046 - 7/20/2072;
total market value
$3,060,000. (f)(g) 3,000,000 3,000,000
Cantor Fitzgerald & Co.
4.65%, dated 12/26/2024,
due 1/2/2025, repurchase
price $10,009,042,
collateralized by U.S.
Government Agency
Securities, ranging from
1.19% - 8.00%, maturing
8/20/2027 - 10/20/2074;
total market value
$10,200,000. (f)(g) 10,000,000 10,000,000
Cantor Fitzgerald & Co.
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $9,002,260,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 9.00%, maturing
2/1/2025 - 8/20/2074;
total market value
$9,180,000. (f)(g) 9,000,000 9,000,000
Cantor Fitzgerald & Co.
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $18,143,724,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $18,501,952. (f)(g) 18,139,169 18,139,169
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC
4.47%, dated 12/31/2024,
due 1/2/2025, repurchase
price $8,001,987,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.36%, maturing 1/7/2025
- 2/20/2073; total market
value $8,162,028. (f)(g) 8,000,000 8,000,000
MetLife, Inc.
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $10,002,473,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $10,205,343. (f)(g) 10,000,000 10,000,000
Pershing LLC
4.38%, dated 12/31/2024,
due 1/2/2025, repurchase
price $8,001,947,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 1/1/2025
- 11/20/2074; total market
value $8,160,000. (f)(g) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $76,139,169)
76,139,169
Total Investments
(cost $1,238,826,200) — 105.1%
1,242,258,633
Liabilities in excess of other
assets — (5.1)% (60,623,187)
NET ASSETS — 100.0%
$ 1,181,635,446

76 - Statement of Investments - December 31, 2024 - NVIT Loomis Short Term Bond Fund
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2024
was $450,604,779 which represents 38.13% of net assets.
(b) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of December 31, 2024.
(c) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2024.
(d) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $289,250,809, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $76,139,169 and by
$221,786,952 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 5.38%, and maturity dates ranging from 1/2/2025 –
11/15/2054, a total value of $297,926,121.
(e) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2024.
(f) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$76,139,169.
(g) Please refer to Note 2 for additional information on the joint repurchase agreement.
CLO Collateralized Loan Obligations
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
UMBS Uniform Mortgage-Backed Securities
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note 258 3/2025 USD 53,047,219 (26,857)
Total long contracts (26,857)
Short Contracts
U.S. Treasury 5 Year Note (61) 3/2025 USD (6,484,586) 80,424
U.S. Treasury 10 Year Note (278) 3/2025 USD (30,232,500) 258,880
Total short contracts 339,304
Net contracts 312,447
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

78 - Statements of Assets and Liabilities - December 31, 2024 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund
Assets:
Investment securities, at value
*
$ 300,168,821
Repurchase agreements, at value 27,240,025
Cash 7,048,362
Cash pledged for swap contracts 4,667,006
Deposits with broker for futures contracts 3,688,179
Foreign currencies, at value 239,861
Interest and dividends receivable 2,991,052
Security lending income receivable 2,440
Receivable for investments sold 7,004,077
Receivable for capital shares issued 180,978
Receivable for variation margin on futures contracts 164,922
Receivable for variation margin on centrally cleared swap contracts —
Unrealized appreciation on forward foreign currency contracts (Note 2) 57,101
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 158
Total Assets 353,452,982
Liabilities:
Payable for investments purchased 44,967,820
Payable for capital shares redeemed 64,591
Payable for variation margin on futures contracts —
Payable for variation margin on centrally cleared swap contracts 71,263
Cash collateral pledged by counterparty for forward foreign currency contracts —
Unrealized depreciation on forward foreign currency contracts (Note 2) —
Payable upon return of securities loaned (Note 2) 27,240,025
Accrued expenses and other payables:
Investment advisory fees 134,985
Fund administration fees 42,059
Distribution fees —
Administrative servicing fees 29,147
Accounting and transfer agent fees 1,846
Trustee fees 37
Custodian fees 168
Compliance program costs (Note 3) 300
Professional fees 14,764
Printing fees 39,991
Other 2,489
Total Liabilities 72,609,485
Commitments and contingencies (Note 3) —
Net Assets $ 280,843,497
* Includes value of securities on loan (Note 2) 32,132,347
Cost of investment securities 302,363,290
Cost of repurchase agreements 27,240,025
Cost of foreign currencies 239,219
Represented by:
Capital $ 294,471,277
Total distributable earnings (loss) (13,627,780)
Net Assets $ 280,843,497

Fixed Income Funds - December 31, 2024 - Statements of Assets and Liabilities - 79
NVIT BNY Mellon
Core Plus Bond
Fund
NVIT DoubleLine
Total Return
Tactical Fund
NVIT Federated
High Income Bond
Fund
NVIT Government
Bond Fund
NVIT Government
Money Market Fund
$ 1,597,590,750 $ 83,394,620 $ 93,864,606 $ 282,654,919 $ 2,243,818,569
69,340,261 — — 1,016,200 1,280,000,000
3,309,439 4,112,869 1,786,224 2,668,323 1,230,870
5,367,365 — — — —
11,091,850 695,530 — 299,007 —
2,214,388 61 — — —
12,157,452 562,310 1,541,189 1,622,807 5,276,645
9,510 — — 188 —
— — — 3,046 —
64,979 129,733 11,619 221,517 4,981,147
— — — — —
1,299,555 — — — —
2,576,571 — — — —
— 15,758 6,225 — —
1,674 161 55 187 3,664
1,705,023,794 88,911,042 97,209,918 288,486,194 3,535,310,895
864,316 — — — 17,623,715
2,070,774 16,183 116,272 65,678 3,102,273
575,252 30,734 — 21,563 —
— — — — —
2,290,000 — — — —
148,748 — — — —
69,340,261 — — 1,016,200 —
607,483 43,014 56,283 121,882 741,063
102,178 35,607 33,836 43,004 159,923
85,133 6,117 — 1,364 45,652
19,439 9,642 16,503 56,806 298,250
7,110 6,789 3,814 1,573 6,041
90 56 35 77 60
9,993 1,547 679 2,282 15,618
1,765 95 106 330 3,200
15,039 13,241 10,725 10,917 11,123
8,512 18,514 23,139 34,332 25,329
19,369 2,020 1,178 4,281 30,078
76,165,462 183,559 262,570 1,380,289 22,062,325
— — — — —
$ 1,628,858,332 $ 88,727,483 $ 96,947,348 $ 287,105,905 $ 3,513,248,570
123,168,204 — — 7,825,362 —
1,680,645,261 88,505,651 97,569,499 307,668,564 2,243,818,569
69,340,261 — — 1,016,200 1,280,000,000
2,215,598 63 — — —
$ 1,897,291,085 $ 118,192,223 $ 112,662,976 $ 347,003,410 $ 3,513,246,052
(268,432,753) (29,464,740) (15,715,628) (59,897,505) 2,518
$ 1,628,858,332 $ 88,727,483 $ 96,947,348 $ 287,105,905 $ 3,513,248,570

80 - Statements of Assets and Liabilities - December 31, 2024 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund
Net Assets:
Class I Shares $ 280,843,497
Class II Shares —
Class IV Shares —
Class P Shares —
Class V Shares —
Class Y Shares —
Total $ 280,843,497
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 32,454,943
Class II Shares —
Class IV Shares —
Class P Shares —
Class V Shares —
Class Y Shares —
Total 32,454,943
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 8 .65
Class II Shares $ —
Class IV Shares $ —
Class P Shares $ —
Class V Shares $ —
Class Y Shares $ —

Fixed Income Funds - December 31, 2024 - Statements of Assets and Liabilities - 81
NVIT BNY Mellon
Core Plus Bond
Fund
NVIT DoubleLine
Total Return
Tactical Fund
NVIT Federated
High Income Bond
Fund
NVIT Government
Bond Fund
NVIT Government
Money Market Fund
$ 38,819,524 $ 5,330 $ 96,947,348 $ 272,089,048 $ 1,229,829,899
2,398,064 47,827,285 — 6,363,199 224,770,325
— — — 8,648,266 32,033,017
394,103,264 — — — —
— — — — 1,568,270,524
1,193,537,480 40,894,868 — 5,392 458,344,805
$ 1,628,858,332 $ 88,727,483 $ 96,947,348 $ 287,105,905 $ 3,513,248,570
3,986,168 645 16,671,464 29,411,324 1,229,834,457
242,373 5,969,495 — 689,404 224,770,086
— — — 935,630 32,033,142
40,257,400 — — — —
— — — — 1,568,270,522
121,869,388 5,098,402 — 584 458,347,822
166,355,329 11,068,542 16,671,464 31,036,942 3,513,256,029
$ 9 .74 $ 8 .26 $ 5 .82 $ 9 .25 $ 1 .00
$ 9 .89 $ 8 .01 $ — $ 9 .23 $ 1 .00
$ — $ — $ — $ 9 .24 $ 1 .00
$ 9 .79 $ — $ — $ — $ —
$ — $ — $ — $ — $ 1 .00
$ 9 .79 $ 8 .02 $ — $ 9 .23 $ 1 .00

82 - Statements of Assets and Liabilities - December 31, 2024 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Loomis Core
Bond Fund
Assets:
Investment securities, at value
*
$ 1,835,255,431
Repurchase agreements, at value —
Cash 11,520,940
Deposits with broker for futures contracts —
Interest and dividends receivable 14,752,405
Security lending income receivable —
Receivable for investments sold —
Receivable for capital shares issued 17,316
Receivable for variation margin on futures contracts —
Prepaid expenses 1,693
Total Assets 1,861,547,785
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 2,340,186
Payable upon return of securities loaned (Note 2) —
Accrued expenses and other payables:
Investment advisory fees 604,977
Fund administration fees 103,062
Distribution fees 20,241
Administrative servicing fees 14,313
Accounting and transfer agent fees 5,110
Trustee fees 55
Custodian fees 12,057
Compliance program costs (Note 3) 2,012
Professional fees 13,744
Printing fees 4,932
Other 16,310
Total Liabilities 3,136,999
Commitments and contingencies (Note 3) —
Net Assets $ 1,858,410,786
* Includes value of securities on loan (Note 2) —
Cost of investment securities 1,934,026,755
Cost of repurchase agreements —
Represented by:
Capital $ 2,099,117,203
Total distributable earnings (loss) (240,706,417)
Net Assets $ 1,858,410,786

Fixed Income Funds - December 31, 2024 - Statements of Assets and Liabilities - 83
NVIT Loomis Short
Term Bond Fund
$ 1,166,119,464
76,139,169
6,858,060
31,768
9,131,470
11,976
632,327
5,205
36,851
311
1,258,966,601
7,240
620,551
76,139,169
343,244
78,888
35,699
56,297
4,739
23
8,894
1,326
12,912
8,461
13,712
77,331,155
—
$ 1,181,635,446
289,250,809
1,162,687,031
76,139,169
$ 1,287,477,632
(105,842,186)
$ 1,181,635,446

84 - Statements of Assets and Liabilities - December 31, 2024 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Loomis Core
Bond Fund
Net Assets:
Class I Shares $ 15,120,401
Class II Shares 94,385,049
Class Y Shares 1,748,905,336
Total $ 1,858,410,786
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 1,683,316
Class II Shares 10,551,528
Class Y Shares 194,912,994
Total 207,147,838
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 8 .98
Class II Shares $ 8 .95
Class Y Shares $ 8 .97

Fixed Income Funds - December 31, 2024 - Statements of Assets and Liabilities - 85
NVIT Loomis Short
Term Bond Fund
$ 265,297,869
167,876,943
748,460,634
$ 1,181,635,446
27,267,563
17,316,195
76,884,158
121,467,916
$ 9 .73
$ 9 .69
$ 9 .73

86 - Statements of Operations - For the Year Ended December 31, 2024 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Amundi Multi
Sector Bond Fund
INVESTMENT INCOME:
Interest income $ 19,783,445
Dividend income 351,894
Income from securities lending (Note 2) 60,585
Foreign tax withholding (6,989)
Total Income 20,188,935
EXPENSES:
Investment advisory fees 1,519,411
Fund administration fees 118,675
Distribution fees Class II Shares —
Distribution fees Class P Shares —
Administrative servicing fees Class I Shares 400,752
Administrative servicing fees Class II Shares —
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class V Shares —
Professional fees 64,994
Printing fees 373
Trustee fees 9,485
Custodian fees 20,015
Accounting and transfer agent fees 11,181
Compliance program costs (Note 3) 1,166
Other 5,141
Total expenses before fees waived and expenses reimbursed 2,151,193
Distribution fees waived - Class II (Note 3) —
Investment advisory fees waived (Note 3) —
Investment advisory fees voluntarily waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Expenses reimbursed by subadviser (Note 3) —
Net Expenses 2,151,193
NET INVESTMENT INCOME 18,037,742
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities 532,561
Expiration or closing of futures contracts (Note 2) 1,103,075
Settlement of forward foreign currency contracts (Note 2) 286,567
Foreign currency transactions (Note 2) (164,414)
Expiration or closing of swap contracts (Note 2) (9,229,864)
Net realized gains (losses) (7,472,075)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities 8,976,604
Futures contracts (Note 2) 3,475,657
Forward foreign currency contracts (Note 2) 86,015
Translation of assets and liabilities denominated in foreign currencies (Note 2) (18,765)
Swap contracts (Note 2) 3,301,820
Net change in unrealized appreciation/depreciation 15,821,331
Net realized/unrealized gains (losses) 8,349,256
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 26,386,998

Fixed Income Funds - For the Year Ended December 31, 2024 - Statements of Operations - 87
NVIT BNY Mellon
Core Plus Bond
Fund
NVIT DoubleLine
Total Return
Tactical Fund
NVIT Federated
High Income Bond
Fund
NVIT Government
Bond Fund
NVIT Government
Money Market Fund
$ 79,814,473 $ 8,332,380 $ 6,237,396 $ 12,426,398 $ 157,103,843
— 249,558 — — —
167,391 — — 6,233 —
— – — — —
79,981,864 8,581,938 6,237,396 12,432,631 157,103,843
7,874,833 959,572 660,350 1,588,461 8,442,906
504,833 93,985 75,642 133,330 808,985
6,935 100,096 — 15,356 557,186
1,033,586 — — — —
51,647 — 146,339 459,419 1,778,084
4,161 100,096 — 9,214 334,315
— — — 13,247 45,865
— — — — 1,141,629
102,245 55,688 44,999 51,546 117,583
15,799 3,644 5,203 14,458 35,983
62,746 5,804 3,487 11,488 106,988
63,384 6,317 3,316 10,521 54,744
34,673 39,401 23,424 7,697 19,324
7,742 727 426 1,407 12,873
40,150 3,976 1,646 7,576 67,952
9,802,734 1,369,306 964,832 2,323,720 13,524,417
— (40,038) — — —
(196,840) — — (48,184) —
— — — — (814,451)
— (193,056) (76,863) — —
— (16,115) — — —
9,605,894 1,120,097 887,969 2,275,536 12,709,966
70,375,970 7,461,841 5,349,427 10,157,095 144,393,877
(116,590,068) (8,779,768) (2,603,668) (5,189,088) 2,579
(74,356) 1,894,421 — (364,084) —
2,635,994 — — — —
187,925 — – — —
846,651 — — — —
(112,993,854) (6,885,347) (2,603,668) (5,553,172) 2,579
86,972,889 9,748,779 3,061,928 (1,583,511) —
(7,417,925) (359,148) — (485,072) —
2,427,823 — — — —
36,598 (4) — — —
3,726,704 — — — —
85,746,089 9,389,627 3,061,928 (2,068,583) —
(27,247,765) 2,504,280 458,260 (7,621,755) 2,579
$ 43,128,205 $ 9,966,121 $ 5,807,687 $ 2,535,340 $ 144,396,456

88 - Statements of Operations - For the Year Ended December 31, 2024 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
NVIT Loomis Core
Bond Fund
INVESTMENT INCOME:
Interest income $ 78,754,698
Income from securities lending (Note 2) 134,663
Total Income 78,889,361
EXPENSES:
Investment advisory fees 6,847,939
Fund administration fees 496,815
Distribution fees Class II Shares 247,503
Administrative servicing fees Class I Shares 23,354
Administrative servicing fees Class II Shares 148,504
Professional fees 101,241
Printing fees 10,269
Trustee fees 61,929
Custodian fees 55,626
Accounting and transfer agent fees 23,083
Compliance program costs (Note 3) 7,691
Other 37,520
Total expenses before fees waived 8,061,474
Investment advisory fees waived (Note 3) —
Net Expenses 8,061,474
NET INVESTMENT INCOME 70,827,887
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (20,733,052)
Expiration or closing of futures contracts (Note 2) (8,971,660)
Expiration or closing of written option contracts (Note 2) 448,096
Expiration or closing of swap contracts (Note 2) (620,369)
Net realized gains (losses) (29,876,985)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities (20,598,121)
Futures contracts (Note 2) (3,886,956)
Swap contracts (Note 2) 446,122
Net change in unrealized appreciation/depreciation (24,038,955)
Net realized/unrealized gains (losses) (53,915,940)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 16,911,947

Fixed Income Funds - For the Year Ended December 31, 2024 - Statements of Operations - 89
NVIT Loomis Short
Term Bond Fund
$ 63,588,107
180,174
63,768,281
4,215,990
358,216
448,703
362,345
269,225
72,763
13,006
42,945
39,847
21,982
5,296
23,025
5,873,343
(101,331)
5,772,012
57,996,269
9,612,158
624,161
—
—
10,236,319
(5,932,557)
2,138,240
—
(3,794,317)
6,442,002
$ 64,438,271

The accompanying notes are an integral part of these financial statements.
90 - Statements of Changes in Net Assets - December 31, 2024 - Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 18,037,742 $ 15,646,658
Net realized losses (7,472,075) (10,782,460)
Net change in unrealized appreciation/depreciation 15,821,331 14,609,058
Change in net assets resulting from operations 26,386,998 19,473,256
Distributions to Shareholders From:
Distributable earnings:
Class I (17,487,473) (25,063,710)
Class II — —
Class P — —
Class Y — —
Return of capital:
Class I — (1,049,219)
Class II — —
Class Y — —
Change in net assets from shareholder distributions (17,487,473) (26,112,929)
Change in net assets from capital transactions 34,908,056 17,481,752
Change in net assets 43,807,581 10,842,079
Net Assets:
Beginning of year 237,035,916 226,193,837
End of year $ 280,843,497 $ 237,035,916
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 79,267,535 $ 34,735,859
Dividends reinvested 17,487,473 26,112,929
Cost of shares redeemed (61,846,952) (43,367,036)
Total Class I Shares 34,908,056 17,481,752
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class P Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class P Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ 34,908,056 $ 17,481,752

Fixed Income Funds - December 31, 2024 - Statements of Changes in Net Assets - 91
NVIT BNY Mellon Core Plus Bond Fund NVIT DoubleLine Total Return Tactical Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 70,375,970 $ 66,569,346 $ 7,461,841 $ 5,921,670
(112,993,854) (47,865,723) (6,885,347) (5,367,300)
85,746,089 109,897,108 9,389,627 10,019,386
43,128,205 128,600,731 9,966,121 10,573,756
(1,260,407) (1,157,472) (426) (174)
(88,287) (92,192) (3,739,793) (1,061,845)
(13,203,042) (14,571,242) — —
(43,361,667) (51,060,972) (4,641,818) (5,347,385)
— — (59) —
— — (520,432) —
— — (465,197) —
(57,913,403) (66,881,878) (9,367,725) (6,409,404)
(193,283,703) 14,783,093 (99,999,895) 5,856,731
(208,068,901) 76,501,946 (99,401,499) 10,021,083
1,836,927,233 1,760,425,287 188,128,982 178,107,899
$ 1,628,858,332 $ 1,836,927,233 $ 88,727,483 $ 188,128,982
$ 10,559,563 $ 5,268,945 $ — $ —
1,260,407 1,157,472 485 174
(5,111,139) (4,599,117) — —
6,708,831 1,827,300 485 174
277,643 681,257 18,585,535 10,253,923
88,287 92,192 4,260,225 1,061,845
(700,531) (403,242) (6,150,663) (4,528,750)
(334,601) 370,207 16,695,097 6,787,018
26,100,473 26,737,750 — —
13,203,042 14,571,242 — —
(60,345,056) (42,003,921) — —
(21,041,541) (694,929) — —
24,317,810 62,740,142 13,517,490 13,847,438
43,361,667 51,060,972 5,107,015 5,347,385
(246,295,869) (100,520,599) (135,319,982) (20,125,284)
(178,616,392) 13,280,515 (116,695,477) (930,461)
$ (193,283,703) $ 14,783,093 $ (99,999,895) $ 5,856,731

The accompanying notes are an integral part of these financial statements.
92 - Statements of Changes in Net Assets - December 31, 2024 - Fixed Income Funds
NVIT Amundi Multi Sector Bond Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 9,032,421 4,021,432
Reinvested 2,028,709 3,109,300
Redeemed (6,966,944) (5,031,735)
Total Class I Shares 4,094,186 2,098,997
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class P Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class P Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares 4,094,186 2,098,997

Fixed Income Funds - December 31, 2024 - Statements of Changes in Net Assets - 93
NVIT BNY Mellon Core Plus Bond Fund NVIT DoubleLine Total Return Tactical Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
1,056,535 539,826 — —
126,356 120,609 57 20
(510,231) (473,924) — —
672,660 186,511 57 20
27,009 70,412 2,149,251 1,210,860
8,707 9,460 518,087 127,999
(69,950) (40,911) (718,038) (539,391)
(34,234) 38,961 1,949,300 799,468
2,640,745 2,732,147 — —
1,316,269 1,510,534 — —
(6,012,408) (4,288,274) — —
(2,055,394) (45,593) — —
2,406,301 6,344,620 1,550,765 1,622,615
4,322,353 5,292,653 606,182 642,937
(23,985,336) (10,316,910) (15,102,684) (2,359,680)
(17,256,682) 1,320,363 (12,945,737) (94,128)
(18,673,650) 1,500,242 (10,996,380) 705,360

The accompanying notes are an integral part of these financial statements.
94 - Statements of Changes in Net Assets - December 31, 2024 - Fixed Income Funds
NVIT Federated High Income Bond Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 5,349,427 $ 5,725,234
Net realized gains (losses) (2,603,668) (2,438,988)
Net change in unrealized appreciation/depreciation 3,061,928 8,870,468
Change in net assets resulting from operations 5,807,687 12,156,714
Distributions to Shareholders From:
Distributable earnings:
Class I (5,392,099) (5,848,190)
Class II — —
Class IV — —
Class V — —
Class Y — —
Change in net assets from shareholder distributions (5,392,099) (5,848,190)
Change in net assets from capital transactions (4,307,713) (2,723,313)
Change in net assets (3,892,125) 3,585,211
Net Assets:
Beginning of year 100,839,473 97,254,262
End of year $ 96,947,348 $ 100,839,473
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 9,471,817 $ 10,419,550
Dividends reinvested 5,392,099 5,848,190
Cost of shares redeemed (19,171,629) (18,991,053)
Total Class I Shares (4,307,713) (2,723,313)
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class IV Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class IV Shares — —
Class V Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class V Shares — —
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Change in net assets from capital transactions $ (4,307,713) $ (2,723,313)

Fixed Income Funds - December 31, 2024 - Statements of Changes in Net Assets - 95
NVIT Government Bond Fund NVIT Government Money Market Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 10,157,095 $ 9,750,533 $ 144,393,877 $ 134,289,642
(5,553,172) (10,973,691) 2,579 —
(2,068,583) 16,655,992 — —
2,535,340 15,432,834 144,396,456 134,289,642
(9,843,104) (9,284,467) (56,565,159) (52,322,442)
(202,928) (159,141) (10,100,700) (10,060,431)
(293,393) (240,770) (1,461,469) (1,456,077)
— — (54,811,348) (52,283,057)
(191) (151) (21,455,262) (18,167,939)
(10,339,616) (9,684,529) (144,393,938) (134,289,946)
(64,186,077) 17,021,446 705,694,699 317,593,831
(71,990,353) 22,769,751 705,697,217 317,593,527
359,096,258 336,326,507 2,807,551,353 2,489,957,826
$ 287,105,905 $ 359,096,258 $ 3,513,248,570 $ 2,807,551,353
$ 43,608,124 $ 86,116,687 $ 508,080,859 $ 375,398,034
9,843,104 9,284,467 56,565,159 52,322,442
(117,525,770) (77,535,322) (440,983,912) (439,152,069)
(64,074,542) 17,865,832 123,662,106 (11,431,593)
1,170,050 472,592 334,586,348 214,377,118
202,928 159,141 10,100,700 10,060,431
(1,199,523) (1,151,732) (352,193,432) (253,511,839)
173,455 (519,999) (7,506,384) (29,074,290)
787,602 1,133,312 8,195,870 10,081,298
293,393 240,770 1,461,469 1,456,077
(1,366,176) (1,698,620) (9,941,675) (10,675,181)
(285,181) (324,538) (284,336) 862,194
— — 1,366,476,122 1,877,066,332
— — 54,809,942 52,283,057
— — (920,424,722) (1,535,061,661)
— — 500,861,342 394,287,728
— — 616,439,063 383,929,005
191 151 21,455,262 18,167,939
— — (548,932,354) (439,147,152)
191 151 88,961,971 (37,050,208)
$ (64,186,077) $ 17,021,446 $ 705,694,699 $ 317,593,831

The accompanying notes are an integral part of these financial statements.
96 - Statements of Changes in Net Assets - December 31, 2024 - Fixed Income Funds
NVIT Federated High Income Bond Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 1,595,066 1,833,019
Reinvested 915,635 1,039,436
Redeemed (3,257,434) (3,326,902)
Total Class I Shares (746,733) (454,447)
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class IV Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class IV Shares — —
Class V Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class V Shares — —
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Total change in shares (746,733) (454,447)

Fixed Income Funds - December 31, 2024 - Statements of Changes in Net Assets - 97
NVIT Government Bond Fund NVIT Government Money Market Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
4,599,289 9,068,225 508,080,860 375,398,035
1,041,322 1,005,223 56,565,287 52,322,661
(12,512,173) (8,241,829) (440,983,911) (439,152,070)
(6,871,562) 1,831,619 123,662,236 (11,431,374)
121,485 50,166 334,586,348 214,377,118
21,515 17,269 10,100,752 10,060,743
(126,881) (123,462) (352,193,432) (253,511,839)
16,119 (56,027) (7,506,332) (29,073,978)
83,178 119,672 8,195,869 10,081,298
31,036 26,097 1,461,497 1,456,085
(143,942) (180,835) (9,941,675) (10,675,180)
(29,728) (35,066) (284,309) 862,203
— — 1,366,476,122 1,877,065,976
— — 54,809,259 52,282,810
— — (920,424,723) (1,535,061,661)
— — 500,860,658 394,287,125
— — 616,439,063 383,929,005
20 16 21,455,738 18,168,001
— — (548,932,355) (439,147,152)
20 16 88,962,446 (37,050,146)
(6,885,151) 1,740,542 705,694,699 317,593,830

The accompanying notes are an integral part of these financial statements.
98 - Statements of Changes in Net Assets - December 31, 2024 - Fixed Income Funds
NVIT Loomis Core Bond Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 70,827,887 $ 55,848,057
Net realized gains (losses) (29,876,985) (39,411,986)
Net change in unrealized appreciation/depreciation (24,038,955) 63,176,061
Change in net assets resulting from operations 16,911,947 79,612,132
Distributions to Shareholders From:
Distributable earnings:
Class I (496,667) (495,542)
Class II (2,879,142) (2,901,140)
Class Y (59,947,373) (50,882,596)
Change in net assets from shareholder distributions (63,323,182) (54,279,278)
Change in net assets from capital transactions 196,462,003 323,989,162
Change in net assets 150,050,768 349,322,016
Net Assets:
Beginning of year 1,708,360,018 1,359,038,002
End of year $ 1,858,410,786 $ 1,708,360,018
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,181,772 $ 1,855,361
Dividends reinvested 496,667 495,542
Cost of shares redeemed (2,332,038) (4,329,274)
Total Class I Shares (653,599) (1,978,371)
Class II Shares
Proceeds from shares issued 6,481,233 9,346,074
Dividends reinvested 2,879,142 2,901,140
Cost of shares redeemed (14,978,390) (15,324,379)
Total Class II Shares (5,618,015) (3,077,165)
Class Y Shares
Proceeds from shares issued 454,687,804 377,088,563
Dividends reinvested 59,947,373 50,882,596
Cost of shares redeemed (311,901,560) (98,926,461)
Total Class Y Shares 202,733,617 329,044,698
Change in net assets from capital transactions $ 196,462,003 $ 323,989,162

Fixed Income Funds - December 31, 2024 - Statements of Changes in Net Assets - 99
NVIT Loomis Short Term Bond Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 57,996,269 $ 47,890,536
10,236,319 (34,032,241)
(3,794,317) 54,309,246
64,438,271 68,167,541
(11,672,225) (5,836,588)
(6,866,477) (6,573,515)
(33,787,382) (31,872,936)
(52,326,084) (44,283,039)
22,045,258 (52,764,351)
34,157,445 (28,879,849)
1,147,478,001 1,176,357,850
$ 1,181,635,446 $ 1,147,478,001
$ 112,289,452 $ 5,176,461
11,672,225 5,836,588
(16,312,374) (6,109,741)
107,649,303 4,903,308
17,690,274 15,067,910
6,866,477 6,573,515
(42,353,336) (38,754,628)
(17,796,585) (17,113,203)
34,069,302 34,268,720
33,787,382 31,872,936
(135,664,144) (106,696,112)
(67,807,460) (40,554,456)
$ 22,045,258 $ (52,764,351)

The accompanying notes are an integral part of these financial statements.
100 - Statements of Changes in Net Assets - December 31, 2024 - Fixed Income Funds
NVIT Loomis Core Bond Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 129,637 203,879
Reinvested 54,050 55,583
Redeemed (254,910) (474,706)
Total Class I Shares (71,223) (215,244)
Class II Shares
Issued 718,762 1,029,254
Reinvested 314,294 326,883
Redeemed (1,639,711) (1,698,113)
Total Class II Shares (606,655) (341,976)
Class Y Shares
Issued 48,112,820 41,084,514
Reinvested 6,533,977 5,713,745
Redeemed (33,664,263) (10,965,720)
Total Class Y Shares 20,982,534 35,832,539
Total change in shares 20,304,656 35,275,319

Fixed Income Funds - December 31, 2024 - Statements of Changes in Net Assets - 101
NVIT Loomis Short Term Bond Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
11,551,077 537,325
1,195,993 611,802
(1,663,701) (632,877)
11,083,369 516,250
1,805,005 1,580,760
705,639 691,949
(4,300,402) (4,028,370)
(1,789,758) (1,755,661)
3,380,692 3,550,297
3,461,499 3,340,979
(13,646,102) (10,998,494)
(6,803,911) (4,107,218)
2,489,700 (5,346,629)

102 - Financial Highlights - December 31, 2024 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
T
NVIT Amundi Multi Sector Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)
Class I Shares
12/31/2024 $ 8.36 $ 0.59 $ 0.27 $ 0.86 $ (0.57) $ — $ — $ (0.57) $ 8.65 10.34% $ 280,843 0.81% 6.75% 0.81% 276.07%
12/31/2023 8.61 0.59 0.13 0.72 (0.44) (0.49) (0.04) (0.97) 8.36 8.70% 237,036 0.80% 6.71% 0.80% 66.00%
12/31/2022 9.15 0.45 (0.66) (0.21) (0.33) — — (0.33) 8.61 (2.30)% 226,194 0.82% 5.08% 0.82% 73.91%
12/31/2021 9.20 0.40 0.08 0.48 (0.53) — — (0.53) 9.15 5.24% 276,178 0.82% 4.23% 0.82% 89.90%
12/31/2020 9.14 0.40 (0.03) 0.37 (0.31) — — (0.31) 9.20 4.06% 275,487 0.83% 4.61% 0.83% 101.62%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.

Fixed Income Funds - December 31, 2024 - Financial Highlights - 103
The accompanying notes are an integral part of these financial statements.
T
NVIT BNY Mellon Core Plus Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2024 $ 9.88 $ 0.39 $ (0.18) $ 0.21 $ (0.35) $ — $ (0.35) $ 9.74 2.02% $ 38,820 0.63% 3.88% 0.64% 97.27%
12/31/2023 9.55 0.36 0.33 0.69 (0.36) — (0.36) 9.88 7.40% 32,728 0.63% 3.65% 0.64% 30.83%
12/31/2022 11.49 0.27 (1.81) (1.54) (0.27) (0.13) (0.40) 9.55 (13.46)% 29,849 0.63% 2.60% 0.64% 97.87%
12/31/2021 12.24 0.23 (0.31) (0.08) (0.24) (0.43) (0.67) 11.49 (0.72)% 33,483 0.64% 1.91% 0.64% 233.40%
12/31/2020 11.52 0.28 0.79 1.07 (0.35) — (0.35) 12.24 9.31% 12,665 0.65% 2.29% 0.65% 201.93%
Class II Shares
12/31/2024 10.03 0.37 (0.19) 0.18 (0.32) — (0.32) 9.89 1.73% 2,398 0.88% 3.63% 0.89% 97.27%
12/31/2023 9.69 0.34 0.34 0.68 (0.34) — (0.34) 10.03 7.17% 2,774 0.88% 3.40% 0.89% 30.83%
12/31/2022 11.66 0.24 (1.83) (1.59) (0.25) (0.13) (0.38) 9.69 (13.75)% 2,303 0.88% 2.33% 0.89% 97.87%
12/31/2021 12.23 0.22 (0.33) (0.11) (0.03) (0.43) (0.46) 11.66 (0.93)% 2,796 0.89% 1.80% 0.90% 233.40%
12/31/2020 11.51 0.25 0.79 1.04 (0.32) — (0.32) 12.23 9.04% 97,903 0.90% 2.05% 0.90% 201.93%
Class P Shares
12/31/2024 9.93 0.38 (0.19) 0.19 (0.33) — (0.33) 9.79 1.89% 394,103 0.73% 3.78% 0.74% 97.27%
12/31/2023 9.59 0.35 0.34 0.69 (0.35) — (0.35) 9.93 7.36% 419,960 0.73% 3.55% 0.74% 30.83%
12/31/2022 11.54 0.25 (1.81) (1.56) (0.26) (0.13) (0.39) 9.59 (13.60)% 406,203 0.73% 2.46% 0.74% 97.87%
12/31/2021(g) 11.91 0.05 (0.21) (0.16) (0.21) — (0.21) 11.54 (1.36)% 531,352 0.73% 1.55% 0.74% 233.40%
Class Y Shares
12/31/2024 9.93 0.40 (0.18) 0.22 (0.36) — (0.36) 9.79 2.15% 1,193,537 0.48% 4.03% 0.49% 97.27%
12/31/2023 9.59 0.37 0.35 0.72 (0.38) — (0.38) 9.93 7.63% 1,381,464 0.48% 3.80% 0.49% 30.83%
12/31/2022 11.55 0.28 (1.82) (1.54) (0.29) (0.13) (0.42) 9.59 (13.44)% 1,322,071 0.48% 2.74% 0.49% 97.87%
12/31/2021 12.28 0.26 (0.31) (0.05) (0.25) (0.43) (0.68) 11.55 (0.50)% 1,484,094 0.49% 2.13% 0.50% 233.40%
12/31/2020 11.56 0.30 0.79 1.09 (0.37) — (0.37) 12.28 9.41% 1,562,720 0.50% 2.46% 0.50% 201.93%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) For the period from September 23, 2021 (commencement of operations) through December 31, 2021. Total return is calculated based on inception date of September 22,
2021 through December 31, 2021.

104 - Financial Highlights - December 31, 2024 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
T
NVIT DoubleLine Total Return Tactical Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2024 $ 8.74 $ 0.41 $ (0.07) $ 0.34 $ (0.72) $ — $ (0.10) $ (0.82) $ 8.26 3.69%(g) $ 5 0.57% 4.67% 0.70% 99.10%
12/31/2023 8.54 0.29 0.21 0.50 (0.30) — — (0.30) 8.74 6.02%(g) 5 0.57% 3.36% 0.67% 83.14%
12/31/2022 10.12 0.29 (1.58) (1.29) (0.29) — — (0.29) 8.54 (12.75)%(g) 5 0.59% 3.12% 0.70% 103.94%
12/31/2021 10.41 0.22 (0.22) — (0.26) (0.03) — (0.29) 10.12 (0.04)% 6 0.62% 2.16% 0.73% 113.27%
12/31/2020 10.05 0.21 0.17 0.38 (0.02) — — (0.02) 10.41 3.83% 6 0.83% 2.11% 0.95% 48.77%
Class II Shares
12/31/2024 8.51 0.37 (0.09) 0.28 (0.69) — (0.09) (0.78) 8.01 3.18% 47,827 0.98% 4.28% 1.22% 99.10%
12/31/2023 8.32 0.26 0.20 0.46 (0.27) — — (0.27) 8.51 5.66% 34,205 0.98% 3.02% 1.19% 83.14%
12/31/2022 9.88 0.25 (1.55) (1.30) (0.26) — — (0.26) 8.32 (13.21)% 26,805 0.98% 2.74% 1.20% 103.94%
12/31/2021 10.18 0.18 (0.22) (0.04) (0.23) (0.03) — (0.26) 9.88 (0.45)% 24,995 0.98% 1.77% 1.20% 113.27%
12/31/2020 10.04 0.20 0.18 0.38 (0.24) — — (0.24) 10.18 3.74% 18,236 0.98% 2.00% 1.20% 48.77%
Class Y Shares
12/31/2024 8.53 0.40 (0.08) 0.32 (0.73) — (0.10) (0.83) 8.02 3.63% 40,895 0.58% 4.58% 0.70% 99.10%
12/31/2023 8.34 0.28 0.22 0.50 (0.31) — — (0.31) 8.53 6.05% 153,919 0.58% 3.32% 0.69% 83.14%
12/31/2022 9.90 0.28 (1.55) (1.27) (0.29) — — (0.29) 8.34 (12.84)% 151,298 0.58% 3.12% 0.70% 103.94%
12/31/2021 10.19 0.22 (0.22) — (0.26) (0.03) — (0.29) 9.90 —% 178,754 0.58% 2.20% 0.70% 113.27%
12/31/2020 10.05 0.24 0.17 0.41 (0.27) — — (0.27) 10.19 4.09% 180,343 0.58% 2.40% 0.70% 48.77%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fixed Income Funds - December 31, 2024 - Financial Highlights - 105
The accompanying notes are an integral part of these financial statements.
T
NVIT Federated High Income Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)
Class I Shares
12/31/2024 $ 5.79 $ 0.32 $ 0.05 $ 0.37 $ (0.34) $ — $ (0.34) $ 5.82 6.28% $ 96,947 0.91% 5.48% 0.99% 26.20%
12/31/2023 5.44 0.33 0.37 0.70 (0.35) — (0.35) 5.79 13.13% 100,839 0.91% 5.76% 0.98% 14.98%
12/31/2022 6.55 0.32 (1.10) (0.78) (0.33) — (0.33) 5.44 (11.93)% 97,254 0.91% 5.30% 0.97% 40.07%
12/31/2021 6.55 0.30 0.02 0.32 (0.32) — (0.32) 6.55 4.96% 121,052 0.91% 4.45% 0.98% 40.26%
12/31/2020 6.51 0.31 0.08 0.39 (0.35) — (0.35) 6.55 6.02% 121,242 0.91% 4.95% 0.98% 39.93%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

106 - Financial Highlights - December 31, 2024 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
T
NVIT Government Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2024 $ 9.47 $ 0.30 $ (0.20) $ 0.10 $ (0.32) $ — $ (0.32) $ 9.25 1.03% $ 272,089 0.70% 3.17% 0.72% 56.85%
12/31/2023 9.30 0.26 0.17 0.43 (0.26) — (0.26) 9.47 4.70% 343,593 0.69% 2.71% 0.70% 73.73%
12/31/2022 10.87 0.19 (1.55) (1.36) (0.21) — (0.21) 9.30 (12.55)% 320,262 0.70% 1.92% 0.71% 68.52%
12/31/2021 11.29 0.14 (0.37) (0.23) (0.19) — (0.19) 10.87 (2.08)% 403,595 0.70% 1.27% 0.71% 73.45%
12/31/2020 10.87 0.19 0.47 0.66 (0.24) — (0.24) 11.29 6.08% 428,406 0.69% 1.65% 0.71% 59.09%
Class II Shares
12/31/2024 9.45 0.28 (0.20) 0.08 (0.30) — (0.30) 9.23 0.81% 6,363 0.95% 2.92% 0.97% 56.85%
12/31/2023 9.28 0.23 0.18 0.41 (0.24) — (0.24) 9.45 4.44% 6,364 0.94% 2.45% 0.95% 73.73%
12/31/2022 10.83 0.16 (1.54) (1.38) (0.17) — (0.17) 9.28 (12.74)% 6,766 0.95% 1.66% 0.96% 68.52%
12/31/2021 11.26 0.11 (0.37) (0.26) (0.17) — (0.17) 10.83 (2.36)% 9,637 0.95% 1.01% 0.96% 73.45%
12/31/2020 10.82 0.16 0.47 0.63 (0.19) — (0.19) 11.26 5.79% 7,380 0.94% 1.41% 0.96% 59.09%
Class IV Shares
12/31/2024 9.46 0.30 (0.20) 0.10 (0.32) — (0.32) 9.24 1.03% 8,648 0.70% 3.16% 0.72% 56.85%
12/31/2023 9.29 0.25 0.18 0.43 (0.26) — (0.26) 9.46 4.71% 9,134 0.69% 2.70% 0.70% 73.73%
12/31/2022 10.86 0.19 (1.55) (1.36) (0.21) — (0.21) 9.29 (12.56)% 9,293 0.70% 1.92% 0.71% 68.52%
12/31/2021 11.28 0.14 (0.37) (0.23) (0.19) — (0.19) 10.86 (2.08)% 12,096 0.70% 1.27% 0.71% 73.45%
12/31/2020 10.86 0.19 0.47 0.66 (0.24) — (0.24) 11.28 6.09% 12,283 0.69% 1.65% 0.71% 59.09%
Class Y Shares
12/31/2024 9.45 0.31 (0.19) 0.12 (0.34) — (0.34) 9.23 1.18%(g) 5 0.56% 3.31% 0.56% 56.85%
12/31/2023 9.27 0.27 0.18 0.45 (0.27) — (0.27) 9.45 4.98%(g) 5 0.54% 2.86% 0.54% 73.73%
12/31/2022 10.84 0.20 (1.55) (1.35) (0.22) — (0.22) 9.27 (12.45)%(g) 5 0.56% 2.01% 0.56% 68.52%
12/31/2021 11.28 0.15 (0.39) (0.24) (0.20) — (0.20) 10.84 (2.11)%(g) 6 0.56% 1.38% 0.56% 73.45%
12/31/2020 10.87 0.20 0.47 0.67 (0.26) — (0.26) 11.28 6.15% 6 0.56% 1.73% 0.56% 59.09%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

Fixed Income Funds - December 31, 2024 - Financial Highlights - 107
The accompanying notes are an integral part of these financial statements.
T
NVIT Government Money Market Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Class I Shares
12/31/2024 $ 1.00 $ 0.05 $ — $ 0.05 $ (0.05) $ — $ (0.05) $ 1.00 4.88% $ 1,229,830 0.44% 4.77% 0.47%
12/31/2023 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.75% 1,106,167 0.44% 4.65% 0.47%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.30% 1,117,598 0.37% 1.37% 0.48%
12/31/2021 1.00 — — — — — — 1.00 —% 929,226 0.07% —% 0.49%
12/31/2020 1.00 — — — — — — 1.00 0.24% 963,920 0.29% 0.21% 0.49%
Class II Shares
12/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.62% 224,770 0.69% 4.53% 0.72%
12/31/2023 1.00 0.04 — 0.04 (0.04) — (0.04) 1.00 4.49% 232,277 0.69% 4.39% 0.72%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.13% 261,351 0.57% 1.28% 0.73%
12/31/2021 1.00 — — — — — — 1.00 —% 143,396 0.07% —% 0.74%
12/31/2020 1.00 — — — — — — 1.00 0.18% 158,709 0.36% 0.14% 0.74%
Class IV Shares
12/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.88% 32,033 0.44% 4.78% 0.47%
12/31/2023 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.75% 32,317 0.44% 4.65% 0.47%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.30% 31,455 0.36% 1.27% 0.48%
12/31/2021 1.00 — — — — — — 1.00 —% 34,050 0.07% —% 0.49%
12/31/2020 1.00 — — — — — — 1.00 0.24% 34,976 0.30% 0.23% 0.49%
Class V Shares
12/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.94% 1,568,271 0.39% 4.80% 0.42%
12/31/2023 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.80% 1,067,409 0.39% 4.76% 0.42%
12/31/2022 1.00 0.01 — 0.01 (0.01) — (0.01) 1.00 1.33% 673,122 0.33% 1.30% 0.43%
12/31/2021 1.00 — — — — — — 1.00 —% 678,941 0.07% —% 0.44%
12/31/2020 1.00 — — — — — — 1.00 0.26% 664,192 0.28% 0.26% 0.44%
Class Y Shares
12/31/2024 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 5.04% 458,345 0.29% 4.92% 0.32%
12/31/2023 1.00 0.05 — 0.05 (0.05) — (0.05) 1.00 4.90% 369,382 0.29% 4.80% 0.32%
12/31/2022 1.00 0.02 — 0.02 (0.02) — (0.02) 1.00 1.40% 406,432 0.27% 1.61% 0.33%
12/31/2021 1.00 — — — — — — 1.00 —% 201,539 0.07% —% 0.34%
12/31/2020 1.00 — — — — — — 1.00 0.29% 134,722 0.24% 0.15% 0.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

108 - Financial Highlights - December 31, 2024 - Fixed Income Funds
The accompanying notes are an integral part of these financial statements.
T
NVIT Loomis Core Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
12/31/2024 $ 9.15 $ 0.36 $ (0.23) $ 0.13 $ (0.30) $ — $ (0.30) $ 8.98 1.37% $ 15,120 0.59% 3.92% 0.59% 58.79%
12/31/2023 8.98 0.32 0.14 0.46 (0.29) — (0.29) 9.15 5.19% 16,062 0.59% 3.57% 0.59% 37.32%
12/31/2022 10.80 0.24 (1.82) (1.58) (0.23) (0.01) (0.24) 8.98 (14.69)% 17,682 0.59% 2.54% 0.59% 107.55%
12/31/2021 11.45 0.19 (0.30) (0.11) (0.22) (0.32) (0.54) 10.80 (1.03)% 19,294 0.59% 1.71% 0.59% 132.82%
12/31/2020 11.01 0.25 0.52 0.77 (0.30) (0.03) (0.33) 11.45 7.01% 22,973 0.60% 2.20% 0.60% 67.80%
Class II Shares
12/31/2024 9.12 0.34 (0.23) 0.11 (0.28) — (0.28) 8.95 1.12% 94,385 0.84% 3.67% 0.84% 58.79%
12/31/2023 8.94 0.30 0.14 0.44 (0.26) — (0.26) 9.12 5.05% 101,724 0.84% 3.33% 0.84% 37.32%
12/31/2022 10.76 0.22 (1.83) (1.61) (0.20) (0.01) (0.21) 8.94 (14.98)% 102,818 0.84% 2.26% 0.84% 107.55%
12/31/2021 11.41 0.16 (0.30) (0.14) (0.19) (0.32) (0.51) 10.76 (1.25)% 125,449 0.84% 1.45% 0.84% 132.82%
12/31/2020 10.97 0.22 0.53 0.75 (0.28) (0.03) (0.31) 11.41 6.77% 113,409 0.85% 1.95% 0.85% 67.80%
Class Y Shares
12/31/2024 9.14 0.37 (0.22) 0.15 (0.32) — (0.32) 8.97 1.53% 1,748,905 0.44% 4.07% 0.44% 58.79%
12/31/2023 8.97 0.34 0.13 0.47 (0.30) — (0.30) 9.14 5.36% 1,590,575 0.44% 3.75% 0.44% 37.32%
12/31/2022 10.79 0.26 (1.83) (1.57) (0.24) (0.01) (0.25) 8.97 (14.58)% 1,238,538 0.44% 2.69% 0.44% 107.55%
12/31/2021 11.44 0.21 (0.31) (0.10) (0.23) (0.32) (0.55) 10.79 (0.88)% 1,204,716 0.44% 1.85% 0.44% 132.82%
12/31/2020 11.00 0.27 0.52 0.79 (0.32) (0.03) (0.35) 11.44 7.17% 1,250,407 0.45% 2.36% 0.45% 67.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Fixed Income Funds - December 31, 2024 - Financial Highlights - 109
The accompanying notes are an integral part of these financial statements.
T
NVIT Loomis Short Term Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Return of
Capital
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2024 $ 9.65 $ 0.47 $ 0.05 $ 0.52 $ (0.44) $ — $ — $ (0.44) $ 9.73 5.35% $ 265,298 0.54% 4.72% 0.55% 248.47%
12/31/2023 9.47 0.39 0.17 0.56 (0.38) — — (0.38) 9.65 5.95% 156,138 0.54% 4.03% 0.55% 209.72%
12/31/2022 10.26 0.20 (0.75) (0.55) (0.17) — (0.07) (0.24) 9.47 (5.39)% 148,307 0.56% 1.99% 0.56% 80.96%
12/31/2021 10.43 0.10 (0.14) (0.04) (0.13) — — (0.13) 10.26 (0.35)%(g) 192,608 0.54% 0.99% 0.54% 140.94%
12/31/2020 10.31 0.15 0.17 0.32 (0.20) — — (0.20) 10.43 3.10%(g) 60,056 0.54% 1.48% 0.54% 72.41%
Class II Shares
12/31/2024 9.61 0.44 0.05 0.49 (0.41) — — (0.41) 9.69 5.06% 167,877 0.79% 4.48% 0.80% 248.47%
12/31/2023 9.43 0.36 0.17 0.53 (0.35) — — (0.35) 9.61 5.69% 183,618 0.79% 3.75% 0.80% 209.72%
12/31/2022 10.22 0.17 (0.75) (0.58) (0.15) — (0.06) (0.21) 9.43 (5.67)% 196,691 0.81% 1.77% 0.81% 80.96%
12/31/2021 10.39 0.08 (0.14) (0.06) (0.11) — — (0.11) 10.22 (0.59)% 202,459 0.79% 0.74% 0.79% 140.94%
12/31/2020 10.27 0.13 0.16 0.29 (0.17) — — (0.17) 10.39 2.83% 188,135 0.79% 1.26% 0.79% 72.41%
Class Y Shares
12/31/2024 9.65 0.48 0.05 0.53 (0.45) — — (0.45) 9.73 5.49% 748,461 0.39% 4.88% 0.40% 248.47%
12/31/2023 9.47 0.40 0.17 0.57 (0.39) — — (0.39) 9.65 6.11% 807,722 0.39% 4.17% 0.40% 209.72%
12/31/2022 10.27 0.21 (0.76) (0.55) (0.17) — (0.08) (0.25) 9.47 (5.32)% 831,360 0.40% 2.10% 0.40% 80.96%
12/31/2021 10.44 0.12 (0.14) (0.02) (0.15) — — (0.15) 10.27 (0.19)% 1,338,774 0.39% 1.14% 0.39% 140.94%
12/31/2020 10.31 0.17 0.17 0.34 (0.21) — — (0.21) 10.44 3.32% 1,487,905 0.39% 1.67% 0.39% 72.41%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

110 - Notes to Financial Statements - December 31, 2024 - Fixed Income Funds
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2024, the Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the eight (8) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Amundi Multi Sector Bond Fund ("Multi Sector Bond")
NVIT BNY Mellon Core Plus Bond Fund ("Core Plus Bond")
NVIT DoubleLine Total Return Tactical Fund ("Total Return Tactical")
NVIT Federated High Income Bond Fund ("High Income Bond")
NVIT Government Bond Fund ("Government Bond")
NVIT Government Money Market Fund ("Government Money Market")
NVIT Loomis Core Bond Fund (formerly, NVIT Core Bond Fund) ("Core Bond")
NVIT Loomis Short Term Bond Fund ("Short Term Bond")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company (“NLAIC”), a wholly owned subsidiary of NLIC, hold shares of High Income Bond.
Shares of Core Plus Bond are held by separate accounts established by NLIC and NLAIC, other affiliated insurance companies, and other series of the Trust that operate as fund-of-funds, such as the NVIT Blueprint Funds. Shares of Multi Sector Bond,
Total Return Tactical, Government Bond, and Government Money Market are held by separate accounts established by NLIC and NLAIC and other affiliated insurance companies. Shares of Core Bond and Short Term Bond are held by separate accounts established by NLIC and NLAIC and series of the Trust that operate as a fund-of-funds, such as the NVIT Blueprint Funds and
NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class IV, Class P, Class V, and Class Y shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Government Money Market seeks to maintain a stable price of $1.00 per share by using the amortized cost method of valuation to value portfolio securities. Government Money Market invests primarily in a portfolio of U.S. government securities and repurchase agreements that are collateralized fully by cash or U.S. government securities, and which mature in 397 calendar days or less, with certain exceptions permitted by applicable regulations. U.S. Government securities are debt securities issued and/or guaranteed as to principal and interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the government of the United States. Government Money Market will limit investments to those securities that are Eligible Securities as defined by applicable regulations at the time of purchase.
Government Money Market operates as a "Government Money Market Fund," as defined in Rule 2a-7 under the 1940 Act. This means that Government Money Market invests at least 99.5% of its total assets in (1) U.S. government securities, (2) repurchase agreements that are collateralized fully by U.S. government securities or cash, (3) cash, and/or (4) other money market mutual funds that operate as Government Money Market Funds. Under normal circumstances, Government Money Market invests at least
80% of its net assets, excluding cash, in U.S. government securities and repurchase agreements that are fully collateralized by
U.S. government securities.
Government Money Market does not currently intend to impose liquidity fees or redemption gates on shareholder redemptions.
However, the Board of Trustees of the Trust (“Board of Trustees”) may reserve the ability to subject Government Money Market to a liquidity fee and/or redemption gate in the future, after providing prior notice to shareholders. Because Government Money Market invests in short-term securities, Government Money Market’s subadviser generally sells securities only to meet liquidity needs, to maintain target allocations or to take advantage of more favorable opportunities.

Fixed Income Funds - December 31, 2024 - Notes to Financial Statements - 111
Each Fund, except Total Return Tactical, is a diversified fund as defined in the 1940 Act. Total Return Tactical is a non-diversified fund, as defined in the 1940 Act.
Effective December 26, 2024, NVIT Core Bond Fund was renamed to "NVIT Loomis Core Bond Fund".
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees,
NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as

112 - Notes to Financial Statements - December 31, 2024 - Fixed Income Funds
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
Bank loans are valued using an average bid price provided by an independent pricing service. Evaluated quotes provided by the independent pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance and other market data. The independent pricing service utilizes internal models and uses observable inputs such as issuer details, interest rates, tranche type, ratings, and other market data. Securities valued in this manner are generally categorized as Level 2 investments within the hierarchy, consistent with similar valuation techniques and inputs for debt securities.
Securities held by Government Money Market are valued at amortized cost, which approximates fair value. Securities valued in this manner are generally categorized as Level 2 securities within the hierarchy. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, to the maturity of the security. Government Money Market’s use of amortized cost is subject to compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S.
dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2024. Please refer to the Statements of Investments for additional information on portfolio holdings.
Multi Sector Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 29,730,867 $ – $ 29,730,867
Collateralized Mortgage Obligations – 29,344,306 – 29,344,306
Commercial Mortgage-Backed Securities – 19,577,481 – 19,577,481

Fixed Income Funds - December 31, 2024 - Notes to Financial Statements - 113
Level 1 Level 2 Level 3 Total
Assets:
Common Stock $ – $ – $ 839,154 $ 839,154
Corporate Bonds
Aerospace & Defense – 3,267,936 – 3,267,936
Automobiles – 2,484,962 – 2,484,962
Banks – 29,203,451 – 29,203,451
Capital Markets – 6,005,103 – 6,005,103
Chemicals – 1,924,288 – 1,924,288
Commercial Services & Supplies – 2,808,782 – 2,808,782
Construction Materials – 1,521,977 – 1,521,977
Consumer Finance – 11,783,690 – 11,783,690
Diversified Consumer Services – 604,633 – 604,633
Diversified REITs – 2,809,603 – 2,809,603
Diversified Telecommunication Services – 4,353,233 – 4,353,233
Electric Utilities – 1,927,743 – 1,927,743
Electrical Equipment – 1,076,788 – 1,076,788
Electronic Equipment, Instruments &
Components – 1,398,251 – 1,398,251
Energy Equipment & Services – 679,853 – 679,853
Financial Services – 14,608,427 – 14,608,427
Food Products – 3,985,937 – 3,985,937
Gas Utilities – 1,794,948 – 1,794,948
Health Care Providers & Services – 4,401,673 – 4,401,673
Health Care REITs – 1,606,773 – 1,606,773
Hotels, Restaurants & Leisure – 6,957,273 – 6,957,273
Industrial REITs – 401,936 – 401,936
Insurance – 20,711,930 – 20,711,930
IT Services – 2,376,647 – 2,376,647
Media – 3,106,673 – 3,106,673
Metals & Mining – 516,050 – 516,050
Multi-Utilities – 1,248,759 – 1,248,759
Office REITs – 2,530,618 – 2,530,618
Oil, Gas & Consumable Fuels – 21,289,600 – 21,289,600
Passenger Airlines – 6,206,487 – 6,206,487
Pharmaceuticals – 1,828,587 – 1,828,587
Residential REITs – 2,295,783 – 2,295,783
Semiconductors & Semiconductor
Equipment – 2,657,942 – 2,657,942
Textiles, Apparel & Luxury Goods – 408,517 – 408,517
Trading Companies & Distributors – 477,832 – 477,832
Wireless Telecommunication Services – 901,081 – 901,081
Total Corporate Bonds $ – $ 172,163,766 $ – $ 172,163,766
Foreign Government Security – 915,222 – 915,222
Forward Foreign Currency Contracts – 57,101 – 57,101
Futures Contracts# 1,136,772 – – 1,136,772
Loan Participations – 8,723,208 – 8,723,208
Mortgage-Backed Securities – 38,068,318 – 38,068,318
Repurchase Agreements – 27,240,025 – 27,240,025
Supranational – 782,400 – 782,400
Warrants 24,099 – – 24,099
Total Assets $ 1,160,871 $ 326,602,694 $ 839,154 $ 328,602,719
Liabilities:
Credit Default Swaps† $ – $ (951,595) $ – $ (951,595)
Futures Contracts# (84,924) – – (84,924)
Total Liabilities $ (84,924) $ (951,595) $ – $ (1,036,519)
Total $ 1,075,947 $ 325,651,099 $ 839,154 $ 327,566,200

114 - Notes to Financial Statements - December 31, 2024 - Fixed Income Funds
Core Plus Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 149,329,650 $ – $ 149,329,650
Collateralized Mortgage Obligations – 31,958,360 – 31,958,360
Commercial Mortgage-Backed Securities – 26,580,408 – 26,580,408
Corporate Bonds – 524,767,094 – 524,767,094
Foreign Government Securities – 67,948,107 – 67,948,107
Forward Foreign Currency Contracts – 2,576,571 – 2,576,571
Futures Contracts# 1,314,599 – – 1,314,599
Inflation-linked Swaps† – 2,661,075 – 2,661,075
Interest Rate Swaps† – 1,808,032 – 1,808,032
Mortgage-Backed Securities – 484,114,442 – 484,114,442
Municipal Bonds – 6,235,968 – 6,235,968
Repurchase Agreements – 69,340,261 – 69,340,261
U.S. Treasury Obligations – 306,656,721 – 306,656,721
Total Assets $ 1,314,599 $ 1,673,976,689 $ – $ 1,675,291,288
Liabilities:
Credit Default Swaps† $ – $ (10,597) $ – $ (10,597)
Forward Foreign Currency Contracts – (148,748) – (148,748)
Futures Contracts# (4,387,702) – – (4,387,702)
Inflation-linked Swaps† – (494,787) – (494,787)
Interest Rate Swaps† – (237,019) – (237,019)
Total Liabilities $ (4,387,702) $ (891,151) $ – $ (5,278,853)
Total $ (3,073,103) $ 1,673,085,538 $ – $ 1,670,012,435
Total Return Tactical
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 15,082,295 $ – $ 15,082,295
Collateralized Mortgage Obligations – 11,830,028 – 11,830,028
Commercial Mortgage-Backed Securities – 7,431,737 – 7,431,737
Corporate Bonds – 10,814,158 – 10,814,158
Foreign Government Securities – 329,703 – 329,703
Futures Contracts# 135,636 – – 135,636
Investment Company 1,622,684 – – 1,622,684
Mortgage-Backed Securities – 18,647,613 – 18,647,613
U.S. Treasury Obligations – 17,636,402 – 17,636,402
Total Assets $ 1,758,320 $ 81,771,936 $ – $ 83,530,256
Liabilities:
Futures Contracts# $ (494,784) $ – $ – $ (494,784)
Total Liabilities $ (494,784) $ – $ – $ (494,784)
Total $ 1,263,536 $ 81,771,936 $ – $ 83,035,472
High Income Bond
Level 1 Level 2 Level 3 Total
Assets:
Corporate Bonds
Aerospace / Defense $ – $ 1,681,634 $ – $ 1,681,634
Airlines – 124,596 – 124,596
Automotive – 5,555,729 – 5,555,729
Banking – 75,387 – 75,387
Building Materials – 4,125,406 – 4,125,406
Cable Satellite – 6,057,380 – 6,057,380
Chemicals – 2,800,934 – 2,800,934
Construction Machinery – 350,590 – 350,590

Fixed Income Funds - December 31, 2024 - Notes to Financial Statements - 115
Level 1 Level 2 Level 3 Total
Assets:
Consumer Cyclical Services $ – $ 3,557,045 $ – $ 3,557,045
Consumer Products – 2,089,169 – 2,089,169
Diversified Manufacturing – 1,414,810 – 1,414,810
Finance Companies – 2,139,011 – 2,139,011
Food & Beverage – 2,122,620 – 2,122,620
Food & Staples Retailing – – – –
Gaming – 5,543,267 – 5,543,267
Health Insurance – 528,225 – 528,225
Healthcare – 4,500,651 – 4,500,651
Independent Energy – 3,477,178 – 3,477,178
Industrial - Other – 1,495,342 – 1,495,342
Insurance - P&C – 8,329,344 – 8,329,344
Leisure – 2,050,286 – 2,050,286
Lodging – 738,774 – 738,774
Media Entertainment – 2,348,860 – 2,348,860
Metals & Mining – 816,365 – 816,365
Midstream – 5,381,566 – 5,381,566
Oil Field Services – 1,890,315 – 1,890,315
Packaging – 4,580,254 – 4,580,254
Paper – 513,011 – 513,011
Pharmaceuticals – 1,417,726 – 1,417,726
Restaurants – 1,545,141 – 1,545,141
Retailers – 2,366,214 – 2,366,214
Supermarkets – 516,884 – 516,884
Technology – 10,631,895 – 10,631,895
Transportation Services – 461,758 – 461,758
Utility - Electric – 2,637,239 – 2,637,239
Total $ – $ 93,864,606 $ – $ 93,864,606
Government Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 15,712,834 $ – $ 15,712,834
Collateralized Mortgage Obligations – 21,632,092 – 21,632,092
Commercial Mortgage-Backed Securities – 9,536,238 – 9,536,238
Mortgage-Backed Securities – 137,703,729 – 137,703,729
Repurchase Agreement – 1,016,200 – 1,016,200
Short-Term Investment – 11,877,338 – 11,877,338
U.S. Government Agency Securities – 44,308,696 – 44,308,696
U.S. Treasury Obligations – 41,883,992 – 41,883,992
Total Assets $ – $ 283,671,119 $ – $ 283,671,119
Liabilities:
Futures Contracts# $ (101,177) $ – $ – $ (101,177)
Total Liabilities $ (101,177) $ – $ – $ (101,177)
Total $ (101,177) $ 283,671,119 $ – $ 283,569,942
Government Money Market
Level 1 Level 2 Level 3 Total
Assets:
Repurchase Agreements $ – $ 1,280,000,000 $ – $ 1,280,000,000
U.S. Government Agency Securities – 813,220,746 – 813,220,746
U.S. Treasury Obligations – 1,430,597,823 – 1,430,597,823
Total $ – $ 3,523,818,569 $ – $ 3,523,818,569

116 - Notes to Financial Statements - December 31, 2024 - Fixed Income Funds
Core Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 145,055,183 $ – $ 145,055,183
Collateralized Mortgage Obligations – 10,119,412 – 10,119,412
Commercial Mortgage-Backed Securities – 30,260,160 – 30,260,160
Corporate Bonds – 561,384,329 – 561,384,329
Mortgage-Backed Securities – 404,217,969 – 404,217,969
Municipal Bonds – 9,550,149 – 9,550,149
Short-Term Investment – 28,445,149 – 28,445,149
U.S. Treasury Obligations – 646,223,080 – 646,223,080
Total $ – $ 1,835,255,431 $ – $ 1,835,255,431
Short Term Bond
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 381,177,054 $ – $ 381,177,054
Collateralized Mortgage Obligations   – 261,143 – 261,143
Commercial Mortgage-Backed Securities – 29,163,917 – 29,163,917
Corporate Bonds – 488,026,062 – 488,026,062
Futures Contracts# 339,304 – – 339,304
Mortgage-Backed Securities – 18,490,213 – 18,490,213
Repurchase Agreements – 76,139,169 – 76,139,169
U.S. Treasury Obligations – 249,001,075 – 249,001,075
Total Assets $ 339,304 $ 1,242,258,633 $ – $ 1,242,597,937
Liabilities:
Futures Contracts# $ (26,857) $ – $ – $ (26,857)
Total Liabilities $ (26,857) $ – $ – $ (26,857)
Total $ 312,447 $ 1,242,258,633 $ – $ 1,242,571,080
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
As of December 31, 2024, Multi Sector Bond held one common stock investment and one corporate bond investment that were categorized as Level 3 investments which were each valued at $0.
As of December 31, 2024, High Income Bond held one corporate bond investment that was categorized as a Level 3 investment which was valued at $0.
As of December 31, 2024, Short Term Bond held one collateralized mortgage obligation investment that was categorized as a
Level 3 investment which was valued at $0.

Fixed Income Funds - December 31, 2024 - Notes to Financial Statements - 117
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
The Fund may have overdrawn U.S. dollar and/or foreign currency balances with the Fund’s custodian bank, JPMorgan Chase
Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Fund’s borrowing policy, the advance is deemed a temporary loan to the Fund. Such loan is payable upon demand and bears interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. This advance is separate from, and was not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to
JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2024, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent
Multi Sector Bond
Common
Stocks Total
Balance as of 12/31/2023 $ 566,719 $ 566,719
Accrued Accretion/(Amortization) — —
Realized Gains (Losses) 211,425 211,425
Purchases — —
Sales (225,716) (225,716)
Change in Unrealized Appreciation/Depreciation 286,726 286,726
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 12/31/2024 $ 839,154 $ 839,154
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 12/31/2024 ** $ 272,435 $ 272,435
Short Term Bond
Collateralized
Mortgage
Obligation Total
Balance as of 12/31/2023 $ — $ —
Accrued Accretion/(Amortization) (2) (2)
Realized Gains (Losses) (109) (109)
Purchases — —
Sales — —
Change in Unrealized Appreciation/Depreciation 111 111
Transfers into Level 3 — —
Transfers out of Level 3 — —
Balance as of 12/31/2024 $ — $ —
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 12/31/2024 ** $ 111 $ 111
**
Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

118 - Notes to Financial Statements - December 31, 2024 - Fixed Income Funds
amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Swap Contracts
Credit Default Swap Contracts — Certain Funds entered into credit default swap contracts. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.
Investments in credit default swap contracts are utilized to expose a Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market or selected credit markets while maintaining liquidity to satisfy shareholder activity, to manage broad credit market spread exposure and/or to create synthetic long and short exposure to select credit and sovereign debt securities, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
Each Fund segregates liquid assets to cover its obligations under its credit default swap contracts.
Upfront premiums received or paid at the beginning of the initiation period are included in the Statements of Assets and Liabilities under “Swap contracts, at value” for OTC swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, as applicable.
These upfront premiums are amortized and accreted daily and are recorded as realized gains or losses on the Statements of
Operations upon maturity or termination of the credit default swap contract.
As the protection purchaser in a credit default swap contract, the Fund pays the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. If a credit event or default (or similar event) occurs, the Fund either (i) receives from the counterparty an amount equal to the notional amount of the swap and the counterparty takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii)
receives from the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. As the purchaser in a credit default swap contract, the Fund’s investment would generate income only in the event of an actual default (or similar event) by the issuer of the underlying obligation.
As the protection seller in a credit default swap contract, a Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, a Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, a
Fund keeps the stream of payments and would have no payment of obligations.
If a credit event or default (or similar event) occurs, a Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, a Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, a
Fund is subject to investment exposure on the notional amount of the swap.
Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.

Fixed Income Funds - December 31, 2024 - Notes to Financial Statements - 119
Credit default swap contracts are marked-to-market daily based on valuations from independent pricing services. Credit default swap contracts are generally categorized as Level 2 investments within the hierarchy.
Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing each Fund’s investments as of December 31, 2024 are disclosed in the Statements of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and a Fund’s counterparty on the swap agreement becomes the CCP. A Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses) in the Statements of Operations.
The Funds' swap agreements are disclosed in the Statements of Assets and Liabilities under “Swap contracts, at value” for over-the counter (“OTC”) swaps and under “Receivable/payable for variation margin on centrally cleared swap contracts” for centrally cleared swaps, in a table in the Statement of Investments, and in the Statements of Operations under “Net realized gains
(losses) from expiration or closing of swap contracts” and “Net change in unrealized appreciation/depreciation in the value of swap contracts," as applicable.
(e) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
(f) Options
Certain Funds purchased and/or wrote options on futures contracts, single stocks, ETFs, and/or indexes. Such option investments are utilized to manage currency exposures and/or hedge against movements in the values of the foreign currencies in which the portfolio securities are denominated, to gain exposure to and/or hedge against changes in interest rates and equity movements, to capitalize on the return-generating features of selling options (short volatility) while simultaneously benefiting from the risk-control attributes associated with buying options (long volatility), and/or to generate consistent outperformance, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.

120 - Notes to Financial Statements - December 31, 2024 - Fixed Income Funds
The purchase of put options serves as a short hedge and the purchase of call options serves as a long hedge. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the call option will be exercised, and a Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option.
When a Fund writes an option, an amount equal to the premium received is recorded as a liability and subsequently marked-to-
market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction.
When a Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that a Fund may not be able to enter into a closing transaction because of an illiquid market.
Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the
Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. American-style options can be exercised at any time prior to the expiration date of the option. European-style options can only be exercised at expiration of the option.
A Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit a Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.
If a Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.
The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by a
Fund) expose a Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.
The Funds' written options contracts are disclosed in the Statements of Assets and Liabilities under “Written options, at value," in a table in the Statements of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of option contracts written" and “Net change in unrealized appreciation/depreciation in the value of option contracts written," as applicable.
The Funds' purchased options are disclosed in the Statements of Assets and Liabilities under “Investment securities, at value,”
in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from transactions in investment securities” and “Net change in unrealized appreciation/depreciation in the value of investment securities,” as applicable.

Fixed Income Funds - December 31, 2024 - Notes to Financial Statements - 121
(g) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2024:
t
Multi Sector Bond
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 57,101
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 1,136,772
Total $ 1,193,873

122 - Notes to Financial Statements - December 31, 2024 - Fixed Income Funds
Liabilities: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (951,595)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (84,924)
Total $ (1,036,519)
Core Plus Bond
Assets: Statements of Assets and Liabilities Fair Value
Swap Contracts†
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts $ 4,469,107
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts 2,576,571
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts 1,314,599
Total $ 8,360,277
Liabilities:
Swap Contracts†
Credit risk Receivable/payable for variation margin on centrally cleared swap contracts $ (10,597)
Interest rate risk Receivable/payable for variation margin on centrally cleared swap contracts (731,806)
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts (148,748)
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts (4,387,702)
Total $ (5,278,853)
Total Return Tactical
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 135,636
Total $ 135,636
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (494,784)
Total $ (494,784)
Government Bond
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (101,177)
Total $ (101,177)

Fixed Income Funds - December 31, 2024 - Notes to Financial Statements - 123
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2024:
Short Term Bond
Assets: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ 339,304
Total $ 339,304
Liabilities:
Futures Contracts#
Interest rate risk Receivable/payable for variation margin on futures contracts $ (26,857)
Total $ (26,857)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
† Swap contracts are included in the table at value, with the exception of centrally cleared swap contracts which are included in the table at unrealized appreciation/(depreciation). For centrally cleared swaps, only the variation margin on swap contracts is reported in the Statements of Asset and Liabilities.
Multi Sector Bond
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (9,229,864)
Forward Foreign Currency Contracts
Currency risk 286,567
Futures Contracts
Interest rate risk 1,103,075
Total $ (7,840,222)
Core Plus Bond
Realized Gains (Losses): Total
Swap Contracts
Credit risk $ (10,480)
Interest rate risk 857,131
Forward Foreign Currency Contracts
Currency risk 2,635,994
Futures Contracts
Interest rate risk (74,356)
Total $ 3,408,289
Total Return Tactical
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 1,894,421
Total $ 1,894,421
Government Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ (364,084)
Total $ (364,084)

124 - Notes to Financial Statements - December 31, 2024 - Fixed Income Funds
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2024:
Core Bond
Realized Gains (Losses): Total
Purchased Options§
Interest rate risk $ (499,660)
Written Options
Interest rate risk 448,096
Swap Contracts
Credit risk (620,369)
Futures Contracts
Interest rate risk (8,971,660)
Total $ (9,643,593)
Short Term Bond
Realized Gains (Losses): Total
Futures Contracts
Interest rate risk $ 624,161
Total $ 624,161
§ Realized gains (losses) from purchased options and purchased swaptions are included in "Net realized gains (losses) from transactions in investment securities."
Multi Sector Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 3,301,820
Forward Foreign Currency Contracts
Currency risk 86,015
Futures Contracts
Interest rate risk 3,475,657
Total $ 6,863,492
Core Plus Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ (10,597)
Interest rate risk 3,737,301
Forward Foreign Currency Contracts
Currency risk 2,427,823
Futures Contracts
Interest rate risk (7,417,925)
Total $ (1,263,398)
Total Return Tactical
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (359,148)
Total $ (359,148)
Government Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ (485,072)
Total $ (485,072)

Fixed Income Funds - December 31, 2024 - Notes to Financial Statements - 125
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2024:
Core Bond
Unrealized Appreciation/Depreciation: Total
Swap Contracts
Credit risk $ 446,122
Futures Contracts
Interest rate risk (3,886,956)
Total $ (3,440,834)
Short Term Bond
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Interest rate risk $ 2,138,240
Total $ 2,138,240
Multi Sector Bond
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 86,000,000
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 60,304
Average Settlement Value Sold $ 3,651,788
Futures Contracts:
Average Notional Balance Long $ 20,508,942
Average Notional Balance Short $ 102,872,665
Core Plus Bond
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 2,485,846
Centrally Cleared Interest Rate Swaps:
Average Notional Balance—Pays Fixed rate $ 38,544,435
Centrally Cleared Inflation Linked Swaps:
Average Notional Balance—Pays Float Rate $ 54,465,550
Average Notional Balance—Receives Float Rate $ 34,856,154
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 5,392,269
Average Settlement Value Sold $ 48,152,815
Futures Contracts:
Average Notional Balance Long $ 535,218,819
Average Notional Balance Short $ 189,162,545
Total Return Tactical
Futures Contracts:
Average Notional Balance Long $ 67,465,465
Average Notional Balance Short $ 16,019,332
Government Bond
Futures Contracts:
Average Notional Balance Long $ 26,895,195

126 - Notes to Financial Statements - December 31, 2024 - Fixed Income Funds
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
As of December 31, 2024, certain Funds may have entered into futures contracts. The futures contract agreements do not provide for netting arrangements.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of December 31, 2024:
Core Bond
Options:
Average Value Purchased $ 84,663
Average Value Written $ 283,936
Average Number of Purchased Option Contracts 164
Average Number of Written Option Contracts 533
Centrally Cleared Credit Default Swaps:
Average Notional Balance—Buy Protection $ 11,384,615
Futures Contracts:
Average Notional Balance Long $ 456,073,049
Average Notional Balance Short $ 36,702,006
Short Term Bond
Futures Contracts:
Average Notional Balance Long $ 30,039,670
Average Notional Balance Short $ 68,483,523
Multi Sector Bond
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Bank of America NA
Forward Foreign
Currency Contracts $ 13,913 $ — $ — $ 13,913
HSBC Bank USA,
N.A.
Forward Foreign
Currency Contracts 43,188 — — 43,188
Total $ 57,101 $ – $ — $ 57,101

Fixed Income Funds - December 31, 2024 - Notes to Financial Statements - 127
(h) Unfunded Commitments
Each Fund may enter into commitments to buy and sell investments including commitments to buy Loan Participations to settle on future dates as part of its normal investment activities. Commitments are generally traded and priced as part of a related Loan
Participations. The value of the unfunded portion of the investment is determined using a pro-rata allocation, based on its par value relative to the par value of the entire investment. The unrealized appreciation (depreciation) from unfunded commitments is reported on the Statements of Assets and Liabilities. Credit risk exists on these commitments to the extent of any difference between the sales price and current value of the underlying securities sold. Market risk exists on these commitments to buy to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner.
As of December 31, 2024, the Funds did not have unfunded loan commitments.
(i) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
Core Plus Bond
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Barclays Bank plc
Forward Foreign
Currency Contracts $ 2,573,448 $ (113,366) $ — $ 2,460,082
JPMorgan Chase
Bank NA
Forward Foreign
Currency Contracts $ 3,123 $ (3,123) $ — $ —
Total $ 2,576,571 $ (116,489) $ — $ 2,460,082
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Barclays Bank plc
Forward Foreign
Currency Contracts (113,366) 113,366 — —
JPMorgan Chase
Bank NA
Forward Foreign
Currency Contracts $ (35,382) $ 3,123 $ — $ (32,259)
Total $ (148,748) $ 116,489 $ — $ (32,259)

128 - Notes to Financial Statements - December 31, 2024 - Fixed Income Funds
(j) Securities Lending
During the year ended December 31, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Multi Sector Bond $ 27,240,025
Core Plus Bond 69,340,261
Government Bond 1,016,200
Short Term Bond 76,139,169

Fixed Income Funds - December 31, 2024 - Notes to Financial Statements - 129
(k) Joint Repurchase Agreements
During the year ended December 31, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S. Treasury or federal agency obligations.
For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2024, the joint repos on a gross basis were as follows:
Bank of America NA, 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $82,020,272, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 4.00%, maturing 2/1/2047 - 1/1/2048; total market value $83,640,000.
BofA Securities, Inc., 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $50,012,361, collateralized by U.S. Government
Agency Securities, ranging from 2.50% - 5.70%, maturing 8/16/2046 - 7/20/2072; total market value $51,000,000.
Cantor Fitzgerald & Co., 4.52%, dated 12/31/2024, due 1/2/2025, repurchase price $52,053,068, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 9.00%, maturing 2/1/2025 - 8/20/2074; total market value $53,080,800.
Cantor Fitzgerald & Co., 4.52%, dated 12/31/2024, due 1/2/2025, repurchase price $190,102,871, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.19% - 9.00%, maturing 2/1/2025 - 8/20/2074; total market value
$193,856,249.
Cantor Fitzgerald & Co., 4.65%, dated 12/26/2024, due 1/2/2025, repurchase price $64,057,867, collateralized by U.S.
Government Agency Securities, ranging from 1.19% - 9.00%, maturing 2/1/2025 - 10/20/2074; total market value $65,280,000.
CF Secured, LLC, 4.47%, dated 12/31/2024, due 1/2/2025, repurchase price $60,014,900, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.36%, maturing 1/7/2025 - 2/20/2073; total market value $61,215,215.
MetLife, Inc., 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $127,031,397, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 11/15/2038 - 11/15/2045; total market value $129,607,856.
Pershing LLC, 4.38%, dated 12/31/2024, due 1/2/2025, repurchase price $77,518,858, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 1/1/2025 - 11/20/2074; total market value $79,050,000.

130 - Notes to Financial Statements - December 31, 2024 - Fixed Income Funds
As of December 31, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
Multi Sector Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 2,000,000 $ – $ 2,000,000 $ (2,000,000) $ –
Cantor Fitzgerald &
Co. 2,000,000 – 2,000,000 (2,000,000) –
Cantor Fitzgerald &
Co. 13,240,025 – 13,240,025 (13,240,025) –
CF Secured, LLC 9,000,000 – 9,000,000 (9,000,000) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 27,240,025 $ – $ 27,240,025 $ (27,240,025) $ –
Core Plus Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
BofA Securities, Inc. $ 3,000,000 $ – $ 3,000,000 $ (3,000,000) $ –
Cantor Fitzgerald &
Co. 10,000,000 – 10,000,000 (10,000,000) –
Cantor Fitzgerald &
Co. 2,000,000 – 2,000,000 (2,000,000) –
Cantor Fitzgerald &
Co. 22,340,261 – 22,340,261 (22,340,261) –
CF Secured, LLC 20,000,000 – 20,000,000 (20,000,000) –
MetLife, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Pershing LLC 2,000,000 – 2,000,000 (2,000,000) –
Total $ 69,340,261 $ – $ 69,340,261 $ (69,340,261) $ –

Fixed Income Funds - December 31, 2024 - Notes to Financial Statements - 131
Government Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 1,016,200 $ – $ 1,016,200 $ (1,016,200) $ –
Total $ 1,016,200 $ – $ 1,016,200 $ (1,016,200) $ –
Government Money Market
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Canadian Imperial
Bank of Commerce $ 165,000,000 $ – $ 165,000,000 $ (165,000,000) $ –
MUFG Securities Ltd. 160,000,000 – 160,000,000 (160,000,000) –
MUFG Securities Ltd. 295,000,000 – 295,000,000 (295,000,000) –
Nomura Securities
International, Inc. 100,000,000 – 100,000,000 (100,000,000) –
RBC Dominion
Securities, Inc. 210,000,000 – 210,000,000 (210,000,000) –
RBC Dominion
Securities, Inc. 75,000,000 – 75,000,000 (75,000,000) –
Royal Bank of Canada 275,000,000 – 275,000,000 (275,000,000) –
Total $ 1,280,000,000 $ – $ 1,280,000,000 $ (1,280,000,000) $ –

132 - Notes to Financial Statements - December 31, 2024 - Fixed Income Funds
During the year ended December 31, 2024, Government Money Market, along with another series of Nationwide Mutual Funds
(“NMF”), pursuant to procedures adopted by the Board of Trustees and applicable guidance from the SEC, transferred cash through a joint account at JPMorgan Chase Bank, N.A. (“JPMorgan”), Government Money Market’s custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. In a repo, the seller of a security agrees to repurchase the security at a mutually agreed-
upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York
Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest.
In the event of default of the obligation to repurchase, Government Money Market has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by Government Money Market may be delayed or limited.
Short Term Bond
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 10,000,000 $ – $ 10,000,000 $ (10,000,000) $ –
BofA Securities, Inc. 3,000,000 – 3,000,000 (3,000,000) –
Cantor Fitzgerald &
Co. 10,000,000 – 10,000,000 (10,000,000) –
Cantor Fitzgerald &
Co. 9,000,000 – 9,000,000 (9,000,000) –
Cantor Fitzgerald &
Co. 18,139,169 – 18,139,169 (18,139,169) –
CF Secured, LLC 8,000,000 – 8,000,000 (8,000,000) –
MetLife, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Pershing LLC 8,000,000 – 8,000,000 (8,000,000) –
Total $ 76,139,169 $ – $ 76,139,169 $ (76,139,169) $ –
* As of December 31, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Funds - December 31, 2024 - Notes to Financial Statements - 133
As of December 31, 2024, the joint repos on a gross basis were as follows:
Canadian Imperial Bank of Commerce, 4.46%, dated 12/31/2024, due 1/2/2025, repurchase price $215,053,272, collateralized by U.S. Government Agency Securities, ranging from 0.00% - 7.23%, maturing 7/15/2027 - 8/20/2071; total market value
$232,181,753.
MUFG Securities Ltd., 4.46%, dated 12/31/2024, due 1/2/2025, repurchase price $360,089,200, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.13% - 7.00%, maturing 1/15/2026 - 12/20/2064; total market value
$385,672,595.
MUFG Securities Ltd., 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $170,042,028, collateralized by U.S.
Government Treasury Securities, ranging from 0.13% - 4.50%, maturing 5/15/2025 - 2/15/2054; total market value
$173,400,031.
Nomura Securities International, Inc., 4.46%, dated 12/31/2024, due 1/2/2025, repurchase price $100,024,778, collateralized by U.S. Government Agency Securities, ranging from 1.50% - 6.50%, maturing 2/1/2032 - 11/1/2054; total market value
$102,000,189.
RBC Dominion Securities, Inc., 4.46%, dated 12/31/2024, due 1/2/2025, repurchase price $100,024,778, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.00% - 6.50%, maturing 11/15/2031 - 12/20/2054; total market value
$104,001,254.
RBC Dominion Securities, Inc., 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $250,061,806, collateralized by
U.S. Government Treasury Securities, ranging from 0.00% - 4.63%, maturing 6/12/2025 - 5/15/2054; total market value
$255,000,035.
Royal Bank of Canada, 4.46%, dated 12/31/2024, due 1/2/2025, repurchase price $290,071,856, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 0.30% - 7.63%, maturing 2/15/2025 - 10/20/2064; total market value
$298,640,352.

134 - Notes to Financial Statements - December 31, 2024 - Fixed Income Funds
As of December 31, 2024, Government Money Market’s investment in joint repos was subject to an enforceable netting arrangement.
The Fund’s proportionate holding in joint repos was as follows:
(l) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
(m) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2024 are primarily attributable to foreign currency gain/
loss, investments in partnerships, treatment of notional principal contracts, amortization, investments in perpetual bonds, and paydown reclass. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2024 may primarily be attributable to treatment of notional principal contracts, mark-to-market adjustments on futures, investments in perpetual bonds, investments in passive foreign investment companies ("PFICs"), amortization, mark-to-
market adjustments on forwards, and outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
Government Money Market
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Canadian Imperial
Bank of Commerce $ 165,000,000 $ – $ 165,000,000 $ (165,000,000) $ –
MUFG Securities Ltd. 160,000,000 – 160,000,000 (160,000,000) –
MUFG Securities Ltd. 295,000,000 – 295,000,000 (295,000,000) –
Nomura Securities
International, Inc. 100,000,000 – 100,000,000 (100,000,000) –
RBC Dominion
Securities, Inc. 210,000,000 – 210,000,000 (210,000,000) –
RBC Dominion
Securities, Inc. 75,000,000 – 75,000,000 (75,000,000) –
Royal Bank of Canada 275,000,000 – 275,000,000 (275,000,000) –
Total $ 1,280,000,000 $ – $ 1,280,000,000 $ (1,280,000,000) $ –
* As of December 31, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Fixed Income Funds - December 31, 2024 - Notes to Financial Statements - 135
Reclassifications for the year ended December 31, 2024 were as follows:
(n) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(o) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(p) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
Fund Capital
Total
Distributable
Earnings (Loss)
Multi Sector Bond $ 4,372 $ (4,372)
Core Plus Bond 2 (2)
Total Return Tactical – –
High Income Bond – –
Government Bond – –
Government Money Market – –
Core Bond – –
Short Term Bond – –

136 - Notes to Financial Statements - December 31, 2024 - Fixed Income Funds
As of December 31, 2024, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2025.
Fund Subadviser
Multi Sector Bond Amundi Asset Management US, Inc.
Core Plus Bond Insight North America LLC
Total Return Tactical DoubleLine Capital LP
High Income Bond Federated Investment Management Company
Government Bond Nationwide Asset Management, LLC ("NWAM")(a)
Government Money Market Dreyfus Cash Investment Strategies
Core Bond(b) Loomis, Sayles & Company, L.P. ("Loomis")
Short Term Bond Loomis
(a) NWAM is an affiliate of NFA.
(b) Effective December 4, 2024, Loomis, Sayles & Company, L.P. was appointed as the subadviser to the Fund. Effective December
4, 2024, NWAM was terminated and ceased serving as subadviser to the Fund.
Fund Fee Schedule
Advisory Fee
(annual rate)
Multi Sector Bond Up to $200 million 0.575%
$200 million up to $500 million 0.550%
$500 million and more 0.525%
Core Plus Bond Up to $1 billion 0.45%
$1 billion up to $1.5 billion 0.44%
$1.5 billion and more 0.43%
Total Return Tactical Up to $500 million 0.58%
$500 million up to $1 billion 0.555%
$1 billion and more 0.53%
High Income Bond Up to $50 million 0.75%
$50 million up to $250 million 0.60%
$250 million up to $500 million 0.55%
$500 million and more 0.50%
Government Bond Up to $250 million 0.50%
$250 million up to $1 billion 0.475%
$1 billion up to $2 billion 0.45%
$2 billion up to $5 billion 0.425%
$5 billion and more 0.40%
Government Money Market Up to $1 billion 0.30%
$1 billion up to $2 billion 0.28%
$2 billion up to $5 billion 0.26%
$5 billion and more 0.24%
Core Bond Up to $1 billion 0.40%
$1 billion and more 0.38%
Short Term Bond Up to $1 billion 0.35%
$1 billion and up to $1.5 billion 0.34%
$1.5 billion and more 0.33%
Fund
Advisory Fee
Waiver
(annual rate)
Core Plus Bond 0.0111%
Government Bond 0.015
Short Term Bond 0.00837

Fixed Income Funds - December 31, 2024 - Notes to Financial Statements - 137
During the year ended December 31, 2024, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
During the year ended December 31, 2024, NFA voluntarily waived investment advisory fees payable by Government Money
Market, for which NFA shall not be entitled to later seek recoupment. The following table provides the voluntary waivers which may be discontinued at anytime at the discretion of NFA.
For the year ended December 31, 2024, the effective advisory fee rates before and after contractual and voluntary advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreements, NFA pays fees to the affiliated and unaffiliated subadvisers. NFA paid the affiliated subadviser $2,377,401 during the year ended December 31, 2024.
DoubleLine has agreed to reimburse Total Return Tactical for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended December 31, 2024, DoubleLine reimbursed the Fund $16,115.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2025.
Fund Amount
Core Plus Bond $ 196,840
Government Bond 48,184
Short Term Bond 101,331
Fund Amount
Government Money Market $ 814,451
Fund
Effective Advisory Fee
Rate Before Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements ***
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory Fee
Rate After Voluntary**
Fee Waivers
Effective Advisory Fee
Rate After Contractual*
and Voluntary** Fee
Waivers and Expense
Reimbursements
Multi Sector Bond 0.57 % N/A       N/A 0.57%
Core Plus Bond 0.44 0.43 %       N/A 0.43
Total Return Tactical 0.58 N/A       N/A 0.46
High Income Bond 0.68 N/A       N/A 0.60
Government Bond 0.49 0.48       N/A 0.48
Government Money
Market 0.28 N/A 0.25% 0.25
Core Bond 0.39 N/A       N/A 0.39
Short Term Bond 0.35 0.34       N/A 0.34
N/A — Not Applicable.
* Please see above for additional information regarding contractual waivers.
** Voluntary waivers may be discontinued at any time at the discretion of NFA.
Fund Classes
Amount
(annual rate)
Multi Sector Bond All Classes 0.78%
Core Plus Bond All Classes 0.55
Total Return Tactical All Classes 0.58
High Income Bond All Classes 0.76

138 - Notes to Financial Statements - December 31, 2024 - Fixed Income Funds
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until April 30, 2025.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2024, NFM earned an aggregate of $2,590,481 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Fund Classes
Amount
(annual rate)
Core Plus Bond Class I
  Class P
0.69%
0.79
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount Total
Multi Sector Bond $ — $ — $ — $ —
Core Plus Bond — — — —
Total Return Tactical 191,417 188,599 193,056 573,072
High Income Bond 61,066 65,068 76,863 202,997
Government Bond — — — —
Government Money Market — — — —
Core Bond — — — —
Short Term Bond — — — —
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

Fixed Income Funds - December 31, 2024 - Notes to Financial Statements - 139
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2024, the Funds' aggregate portion of such costs amounted to $37,328.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class II shares of the Funds according to the following schedule until at least April 30, 2025:
During the year ended December 31, 2024, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I and Class II shares of the Fund, 0.20% of the average daily net assets of Class IV shares of the Fund, and 0.10% of the average daily net assets of Class V shares of each Fund.
For the year ended December 31, 2024, the effective rates for administrative services fees were as follows:
Fund
Class II
Shares
Class P
Shares
Multi Sector Bond N/A N/A
Core Plus Bond 0.25% 0.25%
Total Return Tactical 0.25 N/A
High Income Bond N/A N/A
Government Bond 0.25 N/A
Government Money Market 0.25 N/A
Core Bond 0.25 N/A
Short Term Bond 0.25 N/A
N/A — Not Applicable.
Fund
Distribution
Fee Waiver
(Annual Rate)
Total Return Tactical 0.10%
Fund Amount
Total Return Tactical $ 40,038
Fund Class I Class II Class IV Class V
Multi Sector Bond 0.15% N/A N/A N/A
Core Plus Bond 0.15 0.15% N/A N/A
Total Return Tactical N/A 0.25 N/A N/A
High Income Bond 0.15 N/A N/A N/A
Government Bond 0.15 0.15 0.15% N/A
Government Money Market 0.15 0.15 0.15 0.10%
Core Bond 0.15 0.15 N/A N/A
Short Term Bond 0.15 0.15 N/A N/A
N/A — Not Applicable.

140 - Notes to Financial Statements - December 31, 2024 - Fixed Income Funds
For the year ended December 31, 2024, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust, excluding Government Money Market, and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan,
The Bank of New York Mellon, and Wells Fargo Bank National Association (the “Lenders”), permitting the Trusts, in the aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a)
if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b)
the Federal Funds Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the
Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statements of Operations. No compensating balances are required under the terms of the line of credit.
In addition, a Fund may not draw on any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable. In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025. During the year ended December 31, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2024, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Amount
Multi Sector Bond $ 400,752
Core Plus Bond 55,808
Total Return Tactical 100,096
High Income Bond 146,339
Government Bond 481,880
Government Money Market 3,299,893
Core Bond 171,858
Short Term Bond 631,570
Fund Purchases
*
Sales
*
Multi Sector Bond $ 815,041,784 $ 746,565,732
Core Plus Bond 1,676,940,248 1,891,622,366
Total Return Tactical 149,098,684 252,829,858
High Income Bond 24,555,642 27,489,762
Government Bond 182,885,911 251,729,765
Core Bond 1,234,170,160 993,545,956
Short Term Bond 2,956,476,629 2,930,342,469
* Includes purchases and sales of long-term U.S. Government securities, if any.

Fixed Income Funds - December 31, 2024 - Notes to Financial Statements - 141
For the year ended December 31, 2024, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
6. Portfolio Investment Risks
(a) Risks Associated with Bank Loans
The bank loans in which the Funds invest are subject to the risks that generally apply to fixed-income securities, such as interest rate risk, credit risk, liquidity risk, as well as, where applicable, foreign securities risk, emerging markets risk, and lower quality or high-yield risk. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. Collateral may include security interests in receivables, goods, commodities, or real property. For trade finance loan transactions, the collateral itself may be the source of proceeds to repay the loan (i.e., the borrower’s ability to repay the loan will be dependent on the borrower’s ability to sell, and the purchaser’s ability to buy, the goods or commodities that are collateral for the loan). Interests in loan instruments may be tranched or tiered with respect to collateral rights. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay. Unsecured loans expose the lenders, and thus the Funds, to increased credit risk.
(b) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(c) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(d) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Fund Purchases Sales
Core Plus Bond $ 856,819,437 $ 781,807,816
Total Return Tactical 84,710,263 107,469,525
Government Bond 85,195,740 109,810,278
Core Bond 617,739,416 415,012,350
Short Term Bond 1,329,130,446 1,417,702,929

142 - Notes to Financial Statements - December 31, 2024 - Fixed Income Funds
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Fixed Income Funds - December 31, 2024 - Notes to Financial Statements - 143
(e) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
(f) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(g) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(h) Risks from Underlying Funds
The Underlying Funds in which certain Funds invest may apply any of a variety of investment strategies and may invest in a broad range of asset classes, securities and other investments to attempt to achieve their designated investment goals. The foregoing is not intended to be a complete discussion of all risks associated with the investment strategies of a Fund. Please refer to the current prospectus for a discussion of the risks associated with investing in a Fund. Information about Underlying Fund risks may be found in such Underlying Fund’s annual or semiannual report to shareholders.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to
Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.

144 - Notes to Financial Statements - December 31, 2024 - Fixed Income Funds
9. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
The tax character of distributions paid during the year ended December 31, 2023 was as follows:
As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Multi Sector Bond $ 17,487,473 $ – $ 17,487,473 $ – $ 17,487,473
Core Plus Bond 57,913,403 – 57,913,403 – 57,913,403
Total Return Tactical 8,382,037 – 8,382,037 985,688 9,367,725
High Income Bond 5,392,099 – 5,392,099 – 5,392,099
Government Bond 10,339,616 – 10,339,616 – 10,339,616
Government Money Market 144,393,938 – 144,393,938 – 144,393,938
Core Bond 63,323,182 – 63,323,182 – 63,323,182
Short Term Bond 52,326,084 – 52,326,084 – 52,326,084
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Multi Sector Bond $ 22,446,759 $ 2,616,951 $ 25,063,710 $ 1,049,219 $ 26,112,929
Core Plus Bond 66,881,878 – 66,881,878 – 66,881,878
Total Return Tactical 6,409,404 – 6,409,404 – 6,409,404
High Income Bond 5,848,190 – 5,848,190 – 5,848,190
Government Bond 9,684,529 – 9,684,529 – 9,684,529
Government Money Market 134,289,946 – 134,289,946 – 134,289,946
Core Bond 54,279,278 – 54,279,278 – 54,279,278
Short Term Bond 44,283,039 – 44,283,039 – 44,283,039
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Other Gains and
Losses
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Multi Sector Bond $ 1,472,711 $ – $ 1,472,711 $ 336,173 $ – $ (11,722,095) $ (3,714,569) $ (13,627,780)
Core Plus Bond 26,473,154 – 26,473,154 123,058 – (213,971,321) (81,057,644) (268,432,753)
Total Return
Tactical – – – 1,358 – (23,039,030) (6,427,068) (29,464,740)
High Income Bond 519,133 – 519,133 – – (12,373,302) (3,861,459) (15,715,628)
Government Bond 905,900 – 905,900 – – (35,776,339) (25,027,066) (59,897,505)
Government
Money Market 2,518 – 2,518 – – – – 2,518
Core Bond 13,507,720 – 13,507,720 – – (155,160,756) (99,053,381) (240,706,417)
Short Term Bond 10,460,277 – 10,460,277 – – (119,590,617) 3,288,154 (105,842,186)
*
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.

Fixed Income Funds - December 31, 2024 - Notes to Financial Statements - 145
As of December 31, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2024, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2024.
During the year ended December 31, 2024, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
10. Subsequent Events
On October 23, 2024, the Board of Trustees, including a majority of the trustees who are not interested persons, unanimously approved a Plan of Reorganization between NVIT BNY Mellon Core Plus Bond Fund (“Core Plus Bond”) and NVIT Loomis Core
Bond Fund (“Core Bond”), each a series of the Trust, pursuant to which Core Plus Bond will be merged into Core Bond (the
“Merger”). Shareholders of Core Plus Bond were not required, and were not requested, to approve the Merger. Further information regarding the details of the Merger and Core Bond will be provided in an information statement that will be delivered to Core Plus
Bond shareholders. The Merger will be finalized on or around February 21, 2025.
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Multi Sector Bond $ 324,273,434 $ 7,192,156 $ (10,824,579) $ (3,632,423)
Core Plus Bond 1,750,660,056 13,730,561 (94,816,389) (81,085,828)
Total Return Tactical 89,459,638 742,585 (7,166,751) (6,424,166)
High Income Bond 97,704,064 1,122,900 (4,962,358) (3,839,458)
Government Bond 308,597,008 878,050 (25,905,116) (25,027,066)
Government Money Market 3,523,818,569 53,244 (53,244) –
Core Bond 1,934,308,812 4,619,406 (103,672,787) (99,053,381)
Short Term Bond 1,239,282,926 6,744,553 (3,456,399) 3,288,154
Fund Amount
Multi Sector Bond $ (11,722,095)
Core Plus Bond (213,971,321)
Total Return Tactical (23,039,030)
High Income Bond (12,373,302)
Government Bond (35,776,339)
Core Bond (155,160,756)
Short Term Bond (119,590,617)
Fund Utilized
Short Term Bond $ 12,201,092

146 - Report of Independent Registered Public Accounting Firm - December 31, 2024 - Fixed Income Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Amundi Multi Sector Bond
Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT DoubleLine Total Return Tactical Fund, NVIT Federated High
Income Bond Fund, NVIT Government Bond Fund, NVIT Government Money Market Fund, NVIT Loomis Core Bond
Fund and NVIT Loomis Short Term Bond Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Amundi
Multi Sector Bond Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT DoubleLine Total Return Tactical Fund, NVIT Federated
High Income Bond Fund, NVIT Government Bond Fund, NVIT Government Money Market Fund, NVIT Loomis Core Bond Fund
and NVIT Loomis Short Term Bond Fund (eight of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of
December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated
therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, agent banks, issuer and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2025
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

Fixed Income Funds - December 31, 2024 (Unaudited) - Supplemental Information - 147
Other Federal Tax Information
For the year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2024 Form 1099-DIV.

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-CFX (2-25)

Annual Financial Statement
December 31, 2024
Nationwide Variable Insurance Trust
Index Funds
NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your Fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your Fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your
Fund investments. You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at
http://www.sec.gov . Forms N-PORT and N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington,
DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC, member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2025 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 134
Statements of Operations 138
Statements of Changes in Net Assets 140
Financial Highlights 148
Notes to Financial Statements 153
Report of Independent Registered Public Accounting Firm 177
Supplemental Information 178

2 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Asset-Backed Securities 0.4%
Principal
Amount ($) Value ($)
Airlines 0.0%
†
United Airlines Pass-Through
Trust
Series 2020-1, Class A,
5.88%, 10/15/2027 163,776 167,258
Series 2023-1, Class A,
5.80%, 1/15/2036 100,699 102,691
Series 2024-1, Class AA,
5.45%, 2/15/2037 50,000 50,070
Series 2024-1, Class A,
5.88%, 2/15/2037 25,000 25,438
345,457
Automobiles 0.2%
CarMax Auto Owner Trust,
Series 2024-2, Class A3,
5.50%, 1/16/2029 1,000,000 1,016,004
GM Financial Consumer
Automobile Receivables
Trust, Series 2024-4, Class
A3, 4.40%, 8/16/2029 750,000 747,741
Honda Auto Receivables
Owner Trust, Series 2024-3,
Class A3, 4.57%, 3/21/2029 500,000 500,424
Nissan Auto Receivables
Owner Trust, Series 2024-B,
Class A3, 4.34%, 3/15/2029 2,000,000 1,991,980
Santander Drive Auto
Receivables Trust
Series 2024-1, Class B,
5.23%, 12/15/2028 210,000 211,235
Series 2023-2, Class C,
5.47%, 12/16/2030 600,000 605,514
5,072,898
Credit Card 0.1%
American Express Credit
Account Master Trust,
Series 2023-4, Class A,
5.15%, 9/15/2030 500,000 508,774
Capital One Multi-Asset
Execution Trust, Series
2022-A3, Class A, 4.95%,
10/15/2027 1,500,000 1,505,539
WF Card Issuance Trust,
Series 2024-A2, Class A,
4.29%, 10/15/2029 600,000 595,931
2,610,244
Other 0.1%
Verizon Master Trust, Series
2023-1, Class A, 4.49%,
1/22/2029 1,000,000 1,000,279
Total Asset-Backed Securities
(cost $9,017,162)
9,028,878
Commercial Mortgage-Backed Securities 1.6%
Principal
Amount ($) Value ($)
BANK, Series 2020-
BN25, Class C, 3.35%,
1/15/2063(a) 100,000 83,853
BBCMS Mortgage Trust,
Series 2017-C1, Class A4,
3.67%, 2/15/2050 1,375,000 1,334,063
Benchmark Mortgage Trust
Series 2018-B4, Class A5,
4.12%, 7/15/2051(a) 1,000,000 967,603
Series 2019-B11, Class A4,
3.28%, 5/15/2052 3,000,000 2,797,950
Series 2021-B25, Class A5,
2.58%, 4/15/2054 1,500,000 1,267,435
BMO Mortgage Trust, Series
2024-5C6, Class A3, 5.32%,
9/15/2057 190,000 190,565
Citigroup Commercial
Mortgage Trust
Series 2016-P5, Class A4,
2.94%, 10/10/2049 600,000 571,623
Series 2017-P7, Class A4,
3.71%, 4/14/2050 1,500,000 1,441,986
Series 2019-GC43, Class
A4, 3.04%, 11/10/2052 2,940,000 2,622,067
CSAIL Commercial Mortgage
Trust, Series 2018-
CX11, Class A5, 4.03%,
4/15/2051(a) 1,250,000 1,214,962
FHLMC Multifamily Structured
Pass-Through Certificates
REMICS
Series K069, Class A2,
3.19%, 9/25/2027(a) 2,478,747 2,390,967
Series K517, Class A2,
5.36%, 1/25/2029(a) 1,000,000 1,021,839
Series K100, Class A2,
2.67%, 9/25/2029 3,500,000 3,196,237
Series K112, Class A2,
1.31%, 5/25/2030 1,000,000 838,543
Series K115, Class A2,
1.38%, 6/25/2030 960,000 805,575
Series K120, Class A2,
1.50%, 10/25/2030 2,000,000 1,669,789
Series K121, Class A2,
1.55%, 10/25/2030 2,000,000 1,672,952
Series K-155, Class A2,
4.25%, 4/25/2033 1,000,000 954,488
Series K-1510, Class A3,
3.79%, 1/25/2034 2,500,000 2,282,327
FNMA ACES REMICS, Series
2018-M14, Class A2,
3.58%, 8/25/2028(a) 1,314,651 1,267,804
Morgan Stanley Capital I Trust
Series 2019-H6, Class A4,
3.42%, 6/15/2052 1,180,000 1,094,913
Series 2021-L7, Class A5,
2.57%, 10/15/2054 3,000,000 2,539,512
Wells Fargo Commercial
Mortgage Trust
Series 2015-C28, Class A4,
3.54%, 5/15/2048 1,500,000 1,491,468

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 3
Commercial Mortgage-Backed Securities
Principal
Amount ($) Value ($)
Series 2017-C40, Class A4,
3.58%, 10/15/2050 1,500,000 1,442,327
Total Commercial Mortgage-Backed
Securities
(cost $38,397,642) 35,160,848
Corporate Bonds 24.9%
Aerospace & Defense 0.5%
Boeing Co. (The) ,
2.20%, 2/4/2026 550,000 533,385
2.25%, 6/15/2026 500,000 480,323
5.04%, 5/1/2027(b) 500,000 501,290
6.26%, 5/1/2027 100,000 102,378
3.20%, 3/1/2029(b) 150,000 138,219
6.30%, 5/1/2029(b) 80,000 82,925
2.95%, 2/1/2030 85,000 75,915
5.15%, 5/1/2030(b) 400,000 394,393
6.39%, 5/1/2031 80,000 83,642
6.53%, 5/1/2034 200,000 209,522
3.25%, 2/1/2035 100,000 79,626
5.71%, 5/1/2040 350,000 332,983
3.90%, 5/1/2049 200,000 139,204
3.75%, 2/1/2050(b) 200,000 136,408
5.81%, 5/1/2050 500,000 465,077
6.86%, 5/1/2054 120,000 127,542
5.93%, 5/1/2060 360,000 333,111
7.01%, 5/1/2064 120,000 127,335
GE Capital International
Funding Co. Unlimited Co. ,
4.42%, 11/15/2035(b) 200,000 184,629
General Dynamics Corp. ,
1.15%, 6/1/2026 45,000 42,997
2.63%, 11/15/2027 300,000 284,720
3.63%, 4/1/2030 200,000 188,842
2.25%, 6/1/2031(b) 30,000 25,606
2.85%, 6/1/2041 50,000 35,649
4.25%, 4/1/2050(b) 200,000 165,100
General Electric Co. ,
Series A, 6.75%,
3/15/2032(b) 300,000 328,667
5.88%, 1/14/2038 90,000 92,746
Huntington Ingalls Industries,
Inc. ,
3.48%, 12/1/2027(b) 200,000 192,040
5.35%, 1/15/2030 25,000 25,050
5.75%, 1/15/2035 25,000 24,932
L3Harris Technologies, Inc. ,
5.40%, 1/15/2027 100,000 101,229
4.40%, 6/15/2028 98,000 96,278
5.05%, 6/1/2029 50,000 49,989
2.90%, 12/15/2029(b) 100,000 90,483
1.80%, 1/15/2031(b) 185,000 152,324
5.25%, 6/1/2031 45,000 45,028
5.40%, 7/31/2033(b) 95,000 94,830
5.35%, 6/1/2034 35,000 34,853
4.85%, 4/27/2035 90,000 85,589
5.50%, 8/15/2054(b) 50,000 48,026
Leidos, Inc. ,
2.30%, 2/15/2031 98,000 82,297
Corporate Bonds
Principal
Amount ($) Value ($)
Aerospace & Defense
Lockheed Martin Corp. ,
3.55%, 1/15/2026 126,000 124,816
4.50%, 2/15/2029(b) 45,000 44,489
4.70%, 12/15/2031 30,000 29,526
3.90%, 6/15/2032 50,000 46,444
5.25%, 1/15/2033 25,000 25,265
4.80%, 8/15/2034(b) 50,000 48,525
3.60%, 3/1/2035(b) 110,000 96,436
4.07%, 12/15/2042 393,000 327,531
4.70%, 5/15/2046 250,000 223,388
4.09%, 9/15/2052 300,000 237,300
4.15%, 6/15/2053(b) 100,000 79,912
5.70%, 11/15/2054 25,000 25,464
5.20%, 2/15/2055 40,000 37,680
4.30%, 6/15/2062 100,000 79,274
5.90%, 11/15/2063(b) 130,000 135,670
Northrop Grumman Corp. ,
3.25%, 1/15/2028 400,000 382,365
4.60%, 2/1/2029 50,000 49,588
4.70%, 3/15/2033 100,000 96,932
4.90%, 6/1/2034(b) 50,000 48,763
4.75%, 6/1/2043(b) 250,000 224,031
4.03%, 10/15/2047 400,000 314,014
4.95%, 3/15/2053 75,000 67,024
5.20%, 6/1/2054(b) 100,000 93,023
RTX Corp. ,
5.00%, 2/27/2026(b) 75,000 75,257
5.75%, 11/8/2026 75,000 76,336
4.13%, 11/16/2028(b) 250,000 243,330
5.75%, 1/15/2029(b) 75,000 77,424
6.00%, 3/15/2031(b) 175,000 183,580
1.90%, 9/1/2031 50,000 40,904
2.38%, 3/15/2032 185,000 153,564
5.15%, 2/27/2033 125,000 123,949
6.10%, 3/15/2034(b) 110,000 115,829
4.70%, 12/15/2041 50,000 44,379
4.50%, 6/1/2042 700,000 604,167
3.75%, 11/1/2046(b) 100,000 75,492
4.63%, 11/16/2048(b) 400,000 339,838
3.03%, 3/15/2052 195,000 123,342
5.38%, 2/27/2053(b) 95,000 90,207
6.40%, 3/15/2054(b) 50,000 54,378
12,074,618
Air Freight & Logistics 0.1%
FedEx Corp. ,
3.10%, 8/5/2029(b) 100,000 92,672
3.90%, 2/1/2035(b) 380,000 335,623
4.55%, 4/1/2046 500,000 416,483
5.25%, 5/15/2050(b) 200,000 182,973
GXO Logistics, Inc. ,
6.25%, 5/6/2029(b) 25,000 25,600
6.50%, 5/6/2034 25,000 25,623
United Parcel Service, Inc. ,
3.05%, 11/15/2027(b) 100,000 96,110
4.88%, 3/3/2033(b) 60,000 59,289
5.15%, 5/22/2034(b) 75,000 74,839
6.20%, 1/15/2038 295,000 316,024
3.40%, 9/1/2049(b) 320,000 225,360
5.30%, 4/1/2050(b) 150,000 143,317
5.05%, 3/3/2053(b) 60,000 54,988
5.50%, 5/22/2054(b) 75,000 73,087

4 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Air Freight & Logistics
United Parcel Service, Inc.,
5.60%, 5/22/2064 75,000 72,723
2,194,711
Automobile Components 0.0%
†
Aptiv Swiss Holdings Ltd. ,
3.25%, 3/1/2032(b) 110,000 94,911
5.40%, 3/15/2049 50,000 42,888
3.10%, 12/1/2051(b) 132,000 77,173
4.15%, 5/1/2052(b) 100,000 71,128
BorgWarner, Inc. ,
2.65%, 7/1/2027 55,000 52,315
Lear Corp. ,
2.60%, 1/15/2032 50,000 41,682
5.25%, 5/15/2049 150,000 128,956
Magna International, Inc. ,
5.05%, 3/14/2029 25,000 25,122
5.50%, 3/21/2033 20,000 20,239
554,414
Automobiles 0.1%
Ford Motor Co. ,
3.25%, 2/12/2032(b) 300,000 249,511
6.10%, 8/19/2032(b) 100,000 99,516
4.75%, 1/15/2043(b) 200,000 157,668
5.29%, 12/8/2046 300,000 256,934
General Motors Co. ,
4.20%, 10/1/2027 250,000 245,205
6.80%, 10/1/2027(b) 100,000 104,439
5.40%, 10/15/2029 60,000 60,411
5.60%, 10/15/2032 90,000 90,767
6.60%, 4/1/2036(b) 106,000 111,265
5.15%, 4/1/2038 250,000 230,024
6.25%, 10/2/2043(b) 300,000 296,276
5.20%, 4/1/2045(b) 250,000 216,769
Honda Motor Co. Ltd. ,
2.53%, 3/10/2027 78,000 74,539
2.97%, 3/10/2032(b) 100,000 86,702
Mercedes-Benz Finance North
America LLC ,
8.50%, 1/18/2031 250,000 292,178
Toyota Motor Corp. ,
5.12%, 7/13/2028 25,000 25,340
5.12%, 7/13/2033 25,000 25,261
2,622,805
Banks 4.5%
Australia & New Zealand
Banking Group Ltd. ,
5.00%, 3/18/2026 250,000 251,237
Banco Bilbao Vizcaya
Argentaria SA ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
6.03%, 3/13/2035(c) 200,000 199,870
Banco Santander SA ,
5.29%, 8/18/2027 400,000 402,476
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.72%, 9/14/2027(c) 200,000 189,070
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Banco Santander SA,
3.80%, 2/23/2028 600,000 575,537
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.00%),
4.18%, 3/24/2028(c) 200,000 195,845
5.59%, 8/8/2028(b) 200,000 202,674
5.44%, 7/15/2031 200,000 199,593
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.60%),
3.23%, 11/22/2032(b)(c) 200,000 170,272
6.92%, 8/8/2033 200,000 209,892
6.94%, 11/7/2033 200,000 217,556
Bank of America Corp. ,
4.45%, 3/3/2026(b) 125,000 124,482
3.50%, 4/19/2026(b) 290,000 285,669
4.25%, 10/22/2026 435,000 431,267
(SOFR + 1.29%), 5.08%,
1/20/2027(c) 220,000 220,637
(CME Term SOFR 3
Month + 1.32%), 3.56%,
4/23/2027(c) 100,000 98,394
(SOFR + 0.96%), 1.73%,
7/22/2027(c) 850,000 810,327
(SOFR + 1.34%), 5.93%,
9/15/2027(b)(c) 125,000 127,234
(CME Term SOFR 3
Month + 1.84%), 3.82%,
1/20/2028(c) 500,000 489,918
(SOFR + 1.05%), 2.55%,
2/4/2028(c) 280,000 266,967
(SOFR + 1.58%), 4.38%,
4/27/2028(c) 260,000 257,239
(SOFR + 2.04%), 4.95%,
7/22/2028(c) 250,000 250,526
(SOFR + 1.99%), 6.20%,
11/10/2028(c) 70,000 72,472
(CME Term SOFR 3
Month + 1.30%), 3.42%,
12/20/2028(c) 600,000 575,260
(SOFR + 1.63%), 5.20%,
4/25/2029(b)(c) 215,000 216,004
(SOFR + 1.06%), 2.09%,
6/14/2029(c) 100,000 90,757
(CME Term SOFR 3
Month + 1.57%), 4.27%,
7/23/2029(c) 600,000 584,565
(SOFR + 1.57%), 5.82%,
9/15/2029(b)(c) 125,000 128,086
(CME Term SOFR 3
Month + 1.47%), 3.97%,
2/7/2030(c) 300,000 287,499
(CME Term SOFR 3
Month + 1.45%), 2.88%,
10/22/2030(b)(c) 200,000 180,739
(CME Term SOFR 3
Month + 1.25%), 2.50%,
2/13/2031(c) 200,000 175,858
(SOFR + 2.15%), 2.59%,
4/29/2031(b)(c) 600,000 528,580

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 5
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of America Corp.,
(SOFR + 1.37%), 1.92%,
10/24/2031(c) 400,000 334,170
(SOFR + 1.32%), 2.69%,
4/22/2032(b)(c) 630,000 541,542
(SOFR + 1.22%), 2.30%,
7/21/2032(c) 100,000 83,365
(SOFR + 1.21%), 2.57%,
10/20/2032(c) 280,000 236,256
(SOFR + 1.33%), 2.97%,
2/4/2033(c) 350,000 300,838
(SOFR + 1.83%), 4.57%,
4/27/2033(c) 290,000 275,592
(SOFR + 2.16%), 5.02%,
7/22/2033(b)(c) 665,000 652,244
(SOFR + 1.91%), 5.29%,
4/25/2034(c) 680,000 674,287
(SOFR + 1.84%), 5.87%,
9/15/2034(b)(c) 375,000 385,141
(SOFR + 1.65%), 5.47%,
1/23/2035(b)(c) 460,000 460,503
(SOFR + 1.91%), 5.43%,
8/15/2035(c) 150,000 145,997
(SOFR + 1.74%), 5.52%,
10/25/2035(c) 200,000 195,544
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.20%),
2.48%, 9/21/2036(b)(c) 300,000 244,422
(CME Term SOFR 3
Month + 2.08%), 4.24%,
4/24/2038(c) 350,000 311,288
7.75%, 5/14/2038 200,000 233,627
(CME Term SOFR 3
Month + 1.58%), 4.08%,
4/23/2040(c) 100,000 85,125
(SOFR + 1.93%), 2.68%,
6/19/2041(c) 300,000 208,269
5.88%, 2/7/2042 250,000 260,816
(SOFR + 1.58%), 3.31%,
4/22/2042(c) 300,000 224,511
5.00%, 1/21/2044 50,000 46,689
(CME Term SOFR 3
Month + 2.25%), 4.44%,
1/20/2048(c) 300,000 252,666
(CME Term SOFR 3
Month + 1.78%), 4.33%,
3/15/2050(c) 300,000 245,586
(CME Term SOFR 3
Month + 3.41%), 4.08%,
3/20/2051(c) 600,000 469,696
(SOFR + 1.88%), 2.83%,
10/24/2051(c) 60,000 36,920
(SOFR + 1.56%), 2.97%,
7/21/2052(b)(c) 50,000 31,784
Bank of America NA ,
5.53%, 8/18/2026 250,000 253,299
Bank of Montreal ,
5.30%, 6/5/2026(b) 40,000 40,367
1.25%, 9/15/2026(b) 300,000 283,641
2.65%, 3/8/2027 100,000 95,987
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Bank of Montreal,
5.37%, 6/4/2027 75,000 76,105
Series f2f, (SOFR + 0.88%),
4.57%, 9/10/2027(c) 25,000 24,922
Series H, 4.70%,
9/14/2027(b) 150,000 149,891
5.20%, 2/1/2028(b) 150,000 151,165
5.72%, 9/25/2028(b) 100,000 102,541
(SOFR + 1.25%), 4.64%,
9/10/2030(b)(c) 25,000 24,512
5.51%, 6/4/2031(b) 75,000 76,189
(USD Swap Semi 5
Year + 1.43%), 3.80%,
12/15/2032(c) 99,000 94,685
Bank of Nova Scotia (The) ,
4.75%, 2/2/2026 60,000 60,017
1.05%, 3/2/2026(b) 250,000 239,903
1.35%, 6/24/2026(b) 300,000 285,896
1.30%, 9/15/2026 200,000 189,124
5.35%, 12/7/2026(b) 50,000 50,641
1.95%, 2/2/2027 50,000 47,255
5.40%, 6/4/2027 25,000 25,393
5.25%, 6/12/2028 40,000 40,417
(SOFR + 1.00%), 4.40%,
9/8/2028(b)(c) 25,000 24,749
5.45%, 8/1/2029(b) 25,000 25,458
4.85%, 2/1/2030 60,000 59,574
2.15%, 8/1/2031(b) 300,000 249,507
2.45%, 2/2/2032 50,000 41,732
(SOFR + 1.44%), 4.74%,
11/10/2032(c) 25,000 24,187
5.65%, 2/1/2034 50,000 50,923
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.05%),
4.59%, 5/4/2037(c) 92,000 84,584
Barclays plc ,
5.20%, 5/12/2026 500,000 500,570
(SOFR + 2.21%), 5.83%,
5/9/2027(c) 200,000 202,154
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.05%),
2.28%, 11/24/2027(c) 400,000 380,469
4.34%, 1/10/2028 200,000 195,564
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.65%),
5.50%, 8/9/2028(b)(c) 200,000 202,161
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.30%),
7.39%, 11/2/2028(b)(c) 200,000 211,993
+ 1.90%), 4.97%,
5/16/2029(c) 400,000 396,153
+ 3.05%), 5.09%,
6/20/2030(b)(c) 200,000 194,816
(SOFR + 1.56%), 4.94%,
9/10/2030(c) 200,000 196,076

6 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Barclays plc,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.50%),
7.44%, 11/2/2033(c) 200,000 220,041
(SOFR + 2.98%), 6.22%,
5/9/2034(c) 400,000 410,876
(SOFR + 2.62%), 6.69%,
9/13/2034(c) 200,000 211,710
(SOFR + 1.91%), 5.34%,
9/10/2035(b)(c) 200,000 192,096
5.25%, 8/17/2045(b) 205,000 191,221
4.95%, 1/10/2047(b) 200,000 177,720
Canadian Imperial Bank of
Commerce ,
1.25%, 6/22/2026 200,000 190,363
5.62%, 7/17/2026 25,000 25,317
5.93%, 10/2/2026(b) 50,000 51,023
3.45%, 4/7/2027 80,000 77,797
5.24%, 6/28/2027(b) 50,000 50,536
(SOFR + 0.93%), 4.51%,
9/11/2027(b)(c) 50,000 49,771
5.00%, 4/28/2028 60,000 60,156
5.99%, 10/3/2028 50,000 51,592
5.26%, 4/8/2029 75,000 75,597
(SOFR + 1.34%), 4.63%,
9/11/2030(c) 50,000 48,980
6.09%, 10/3/2033 50,000 52,257
Citibank NA ,
5.44%, 4/30/2026 250,000 252,244
4.93%, 8/6/2026 250,000 250,994
5.49%, 12/4/2026(b) 250,000 253,741
5.80%, 9/29/2028(b) 250,000 257,804
4.84%, 8/6/2029(b) 250,000 248,933
5.57%, 4/30/2034(b) 250,000 252,925
Citigroup, Inc. ,
4.60%, 3/9/2026 350,000 349,048
3.40%, 5/1/2026(b) 500,000 491,379
3.20%, 10/21/2026 500,000 486,246
(SOFR + 0.77%), 1.46%,
6/9/2027(c) 285,000 271,360
4.45%, 9/29/2027 500,000 493,226
(CME Term SOFR 3
Month + 1.82%), 3.89%,
1/10/2028(c) 500,000 490,120
(SOFR + 1.28%), 3.07%,
2/24/2028(c) 400,000 384,752
(SOFR + 1.89%), 4.66%,
5/24/2028(c) 70,000 69,560
(SOFR + 1.36%), 5.17%,
2/13/2030(c) 605,000 604,540
(CME Term SOFR 3
Month + 1.60%), 3.98%,
3/20/2030(c) 250,000 238,684
(SOFR + 1.34%), 4.54%,
9/19/2030(b)(c) 200,000 194,340
(SOFR + 1.42%), 2.98%,
11/5/2030(c) 200,000 180,379
(SOFR + 1.15%), 2.67%,
1/29/2031(b)(c) 100,000 88,475
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Citigroup, Inc.,
(SOFR + 3.91%), 4.41%,
3/31/2031(b)(c) 300,000 288,350
(SOFR + 2.11%), 2.57%,
6/3/2031(c) 300,000 261,468
(SOFR + 1.17%), 2.56%,
5/1/2032(c) 245,000 207,369
6.63%, 6/15/2032 83,000 88,673
(SOFR + 1.35%), 3.06%,
1/25/2033(c) 450,000 386,569
(SOFR + 1.94%), 3.79%,
3/17/2033(c) 90,000 80,804
(SOFR + 2.09%), 4.91%,
5/24/2033(b)(c) 335,000 323,776
(SOFR + 2.34%), 6.27%,
11/17/2033(c) 200,000 209,720
(SOFR + 2.66%), 6.17%,
5/25/2034(b)(c) 445,000 453,337
(SOFR + 2.06%), 5.83%,
2/13/2035(c) 175,000 174,143
(SOFR + 1.45%), 5.45%,
6/11/2035(b)(c) 200,000 198,310
8.13%, 7/15/2039 350,000 431,954
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.73%),
5.41%, 9/19/2039(c) 100,000 95,232
(SOFR + 4.55%), 5.32%,
3/26/2041(b)(c) 300,000 288,770
6.68%, 9/13/2043(b) 150,000 164,616
4.65%, 7/23/2048(b) 200,000 171,133
Citizens Financial Group, Inc. ,
(SOFR + 2.01%), 5.84%,
1/23/2030(c) 96,000 97,414
2.50%, 2/6/2030 170,000 148,722
(SOFR + 1.91%), 5.72%,
7/23/2032(b)(c) 50,000 50,174
(SOFR + 2.33%), 6.65%,
4/25/2035(b)(c) 100,000 105,422
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.75%),
5.64%, 5/21/2037(c) 40,000 38,729
Comerica, Inc. ,
4.00%, 2/1/2029 250,000 237,043
(SOFR + 2.16%), 5.98%,
1/30/2030(b)(c) 72,000 72,807
Cooperatieve Rabobank UA ,
5.25%, 5/24/2041(b) 175,000 169,760
5.25%, 8/4/2045(b) 250,000 235,501
Fifth Third Bancorp ,
(SOFR + 1.36%), 4.06%,
4/25/2028(b)(c) 40,000 39,143
(United States SOFR
Compounded Index
+ 2.19%), 6.36%,
10/27/2028(c) 60,000 62,037
(SOFR + 2.34%), 6.34%,
7/27/2029(c) 106,000 109,974

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 7
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Fifth Third Bancorp,
(United States SOFR
Compounded Index
+ 2.13%), 4.77%,
7/28/2030(c) 60,000 58,784
(SOFR + 1.84%), 5.63%,
1/29/2032(b)(c) 100,000 101,114
(SOFR + 1.66%), 4.34%,
4/25/2033(c) 40,000 37,158
Fifth Third Bank, Inc. ,
3.85%, 3/15/2026 300,000 296,233
2.25%, 2/1/2027(b) 295,000 280,403
HSBC Holdings plc ,
(SOFR + 1.57%), 5.89%,
8/14/2027(b)(c) 400,000 405,855
(SOFR + 1.06%), 5.60%,
5/17/2028(c) 200,000 202,144
(SOFR + 2.11%), 4.76%,
6/9/2028(c) 200,000 198,638
(SOFR + 3.35%), 7.39%,
11/3/2028(c) 215,000 227,869
(SOFR + 1.97%), 6.16%,
3/9/2029(b)(c) 400,000 410,822
(SOFR + 1.29%), 2.21%,
8/17/2029(c) 200,000 179,640
(SOFR + 1.46%), 5.55%,
3/4/2030(b)(c) 200,000 201,432
4.95%, 3/31/2030(b) 200,000 197,991
(CME Term SOFR 3
Month + 1.87%), 3.97%,
5/22/2030(b)(c) 200,000 188,803
(SOFR + 1.29%), 5.29%,
11/19/2030(c) 200,000 198,672
(SOFR + 1.95%), 2.36%,
8/18/2031(c) 300,000 255,366
(SOFR + 1.52%), 5.73%,
5/17/2032(b)(c) 200,000 202,332
(SOFR + 1.19%), 2.80%,
5/24/2032(c) 220,000 186,932
(SOFR + 2.53%), 4.76%,
3/29/2033(b)(c) 200,000 187,479
(SOFR + 2.87%), 5.40%,
8/11/2033(c) 300,000 296,900
(SOFR + 4.25%), 8.11%,
11/3/2033(b)(c) 300,000 337,370
(SOFR + 2.39%), 6.25%,
3/9/2034(b)(c) 200,000 207,560
(SOFR + 3.02%), 7.40%,
11/13/2034(b)(c) 200,000 217,358
(SOFR + 1.78%), 5.72%,
3/4/2035(c) 200,000 201,386
6.50%, 5/2/2036 200,000 204,378
6.50%, 9/15/2037 200,000 204,010
6.80%, 6/1/2038 200,000 209,346
(SOFR + 2.65%), 6.33%,
3/9/2044(b)(c) 200,000 211,283
5.25%, 3/14/2044(b) 250,000 230,995
Huntington Bancshares, Inc. ,
(SOFR + 1.97%), 4.44%,
8/4/2028(c) 30,000 29,693
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Huntington Bancshares, Inc.,
(SOFR + 1.28%), 5.27%,
1/15/2031(b)(c) 50,000 50,039
(United States SOFR
Compounded Index +
1.87%), 5.71%, 2/2/2035(c) 100,000 99,806
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.17%),
2.49%, 8/15/2036(c) 250,000 202,500
Huntington National Bank
(The) ,
(United States SOFR
Compounded Index
+ 1.65%), 4.55%,
5/17/2028(c) 250,000 248,030
ING Groep NV ,
3.95%, 3/29/2027 300,000 294,773
(SOFR + 1.83%), 4.02%,
3/28/2028(b)(c) 400,000 391,812
4.55%, 10/2/2028 200,000 196,294
(SOFR + 1.44%), 5.34%,
3/19/2030(b)(c) 200,000 200,796
(SOFR + 1.77%), 5.55%,
3/19/2035(b)(c) 200,000 198,784
JPMorgan Chase & Co. ,
3.30%, 4/1/2026(b) 500,000 492,362
2.95%, 10/1/2026(b) 1,000,000 974,301
8.00%, 4/29/2027 290,000 310,979
(SOFR + 0.77%), 1.47%,
9/22/2027(c) 200,000 189,192
4.25%, 10/1/2027(b) 500,000 496,317
(SOFR + 1.33%), 6.07%,
10/22/2027(c) 170,000 173,990
(SOFR + 1.19%), 5.04%,
1/23/2028(c) 80,000 80,296
(SOFR + 1.17%), 2.95%,
2/24/2028(c) 85,000 81,765
(SOFR + 0.93%), 5.57%,
4/22/2028(c) 175,000 177,972
(SOFR + 1.56%), 4.32%,
4/26/2028(b)(c) 360,000 355,694
(CME Term SOFR 3
Month + 1.64%), 3.54%,
5/1/2028(c) 500,000 485,833
(SOFR + 0.93%), 4.98%,
7/22/2028(c) 50,000 50,159
(SOFR + 1.99%), 4.85%,
7/25/2028(c) 180,000 179,941
(SOFR + 0.86%), 4.51%,
10/22/2028(b)(c) 110,000 109,027
(CME Term SOFR 3
Month + 1.38%), 4.01%,
4/23/2029(b)(c) 300,000 290,863
(SOFR + 1.02%), 2.07%,
6/1/2029(b)(c) 500,000 454,330
(SOFR + 1.45%), 5.30%,
7/24/2029(b)(c) 235,000 237,363
(SOFR + 1.57%), 6.09%,
10/23/2029(b)(c) 165,000 171,145

8 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
JPMorgan Chase & Co.,
(SOFR + 1.31%), 5.01%,
1/23/2030(b)(c) 175,000 174,841
(SOFR + 1.16%), 5.58%,
4/22/2030(c) 175,000 178,456
(CME Term SOFR 3
Month + 1.42%), 3.70%,
5/6/2030(c) 250,000 236,738
(SOFR + 1.75%), 4.57%,
6/14/2030(c) 200,000 196,033
(SOFR + 1.13%), 5.00%,
7/22/2030(c) 125,000 124,459
(SOFR + 1.04%), 4.60%,
10/22/2030(b)(c) 200,000 196,195
(SOFR + 2.04%), 2.52%,
4/22/2031(c) 400,000 352,386
(CME Term SOFR 3
Month + 1.25%), 2.58%,
4/22/2032(b)(c) 75,000 64,336
(SOFR + 1.18%), 2.55%,
11/8/2032(b)(c) 510,000 430,194
(SOFR + 1.26%), 2.96%,
1/25/2033(c) 130,000 112,369
(SOFR + 1.80%), 4.59%,
4/26/2033(c) 35,000 33,566
(SOFR + 2.08%), 4.91%,
7/25/2033(c) 790,000 772,396
(SOFR + 2.58%), 5.72%,
9/14/2033(b)(c) 270,000 275,775
(SOFR + 1.85%), 5.35%,
6/1/2034(c) 525,000 524,634
(SOFR + 1.81%), 6.25%,
10/23/2034(c) 135,000 142,681
(SOFR + 1.62%), 5.34%,
1/23/2035(c) 245,000 243,444
(SOFR + 1.49%), 5.77%,
4/22/2035(c) 350,000 358,019
(SOFR + 1.46%), 5.29%,
7/22/2035(c) 275,000 272,048
(SOFR + 1.34%), 4.95%,
10/22/2035(b)(c) 50,000 48,176
(CME Term SOFR 3
Month + 1.62%), 3.88%,
7/24/2038(c) 500,000 426,595
5.60%, 7/15/2041 400,000 403,825
(CME Term SOFR 3
Month + 1.51%), 2.53%,
11/19/2041(c) 300,000 202,679
4.85%, 2/1/2044(b) 500,000 460,154
(SOFR + 1.55%), 5.53%,
11/29/2045(c) 150,000 146,423
(CME Term SOFR 3
Month + 1.84%), 4.26%,
2/22/2048(b)(c) 750,000 620,976
(CME Term SOFR 3
Month + 1.64%), 3.96%,
11/15/2048(c) 250,000 195,479
(SOFR + 2.44%), 3.11%,
4/22/2051(b)(c) 600,000 397,120
(SOFR + 1.58%), 3.33%,
4/22/2052(b)(c) 200,000 136,758
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
KeyBank NA ,
5.85%, 11/15/2027(b) 250,000 256,217
6.95%, 2/1/2028 225,000 234,604
KeyCorp ,
2.25%, 4/6/2027 50,000 47,175
(United States SOFR
Compounded Index +
2.06%), 4.79%, 6/1/2033(b)
(c) 105,000 99,292
(United States SOFR
Compounded Index +
2.42%), 6.40%, 3/6/2035(b)
(c) 80,000 83,265
Korea Development Bank
(The) ,
3.00%, 1/13/2026 500,000 491,420
4.38%, 2/15/2033(b) 200,000 190,504
5.63%, 10/23/2033 200,000 207,187
Kreditanstalt fuer
Wiederaufbau ,
0.63%, 1/22/2026 850,000 817,670
2.88%, 4/3/2028(b) 1,000,000 954,790
3.88%, 6/15/2028 1,200,000 1,180,634
4.13%, 7/15/2033 400,000 385,325
4.38%, 2/28/2034 1,000,000 979,111
0.00%, 6/29/2037(d) 750,000 413,322
Landwirtschaftliche
Rentenbank ,
1.75%, 7/27/2026 1,000,000 960,400
Lloyds Banking Group plc ,
4.65%, 3/24/2026 200,000 198,822
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.48%),
5.99%, 8/7/2027(c) 200,000 202,975
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.38%),
5.46%, 1/5/2028(b)(c) 200,000 201,681
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.80%),
3.75%, 3/18/2028(c) 200,000 194,629
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.70%),
5.87%, 3/6/2029(b)(c) 300,000 305,579
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 3.75%),
7.95%, 11/15/2033(c) 200,000 223,229
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.75%),
5.68%, 1/5/2035(b)(c) 200,000 199,170
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.50%),
3.37%, 12/14/2046(c) 300,000 207,533

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 9
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
M&T Bank Corp. ,
(United States SOFR
Compounded Index
+ 1.78%), 4.55%,
8/16/2028(c) 40,000 39,575
(SOFR + 1.85%), 5.05%,
1/27/2034(c) 88,000 84,273
Manufacturers & Traders Trust
Co. ,
4.70%, 1/27/2028 250,000 247,500
Mitsubishi UFJ Financial
Group, Inc. ,
3.85%, 3/1/2026(b) 200,000 197,922
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.54%, 7/20/2027(c) 200,000 190,219
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
1.64%, 10/13/2027(c) 200,000 189,192
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.83%),
2.34%, 1/19/2028(c) 200,000 190,285
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.95%),
5.02%, 7/20/2028(b)(c) 300,000 301,098
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
5.35%, 9/13/2028(b)(c) 200,000 202,602
3.74%, 3/7/2029(b) 600,000 573,962
3.20%, 7/18/2029 500,000 463,834
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.95%),
2.31%, 7/20/2032(c) 300,000 250,803
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.10%),
2.85%, 1/19/2033(c) 200,000 171,609
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.13%),
5.13%, 7/20/2033(c) 300,000 297,687
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.63%),
5.44%, 2/22/2034(b)(c) 200,000 202,183
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.00%),
5.43%, 4/17/2035(c) 200,000 200,176
Mizuho Financial Group, Inc. ,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.67%),
1.23%, 5/22/2027(c) 200,000 190,362
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Mizuho Financial Group, Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.75%),
1.55%, 7/9/2027(c) 200,000 190,360
3.17%, 9/11/2027(b) 250,000 239,926
4.02%, 3/5/2028(b) 300,000 292,211
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.65%),
5.78%, 7/6/2029(b)(c) 200,000 204,645
(CME Term SOFR 3
Month + 1.77%), 2.20%,
7/10/2031(c) 400,000 341,790
2.56%, 9/13/2031 200,000 167,318
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.90%),
5.75%, 7/6/2034(c) 200,000 203,875
Morgan Stanley Bank NA ,
5.88%, 10/30/2026(b) 250,000 255,250
(SOFR + 0.68%), 4.45%,
10/15/2027(c) 250,000 248,342
(SOFR + 0.87%), 5.50%,
5/26/2028(c) 250,000 253,481
National Australia Bank Ltd. ,
2.50%, 7/12/2026(b) 350,000 339,627
3.91%, 6/9/2027(b) 250,000 246,152
4.79%, 1/10/2029(b) 250,000 250,394
NatWest Group plc ,
4.80%, 4/5/2026(b) 300,000 299,901
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 0.90%),
1.64%, 6/14/2027(b)(c) 200,000 190,839
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 2.55%),
3.07%, 5/22/2028(c) 200,000 191,281
+ 1.75%), 4.89%,
5/18/2029(b)(c) 400,000 395,939
+ 1.91%), 5.08%,
1/27/2030(c) 200,000 197,936
(US Treasury Yield Curve
Rate T Note Constant
Maturity 1 Year + 1.50%),
5.78%, 3/1/2035(c) 200,000 201,220
Oesterreichische Kontrollbank
AG ,
4.13%, 1/18/2029 860,000 848,035
PNC Financial Services
Group, Inc. (The) ,
1.15%, 8/13/2026 100,000 94,490
(United States SOFR
Compounded Index
+ 1.09%), 4.76%,
1/26/2027(c) 140,000 139,809
(SOFR + 0.80%), 5.10%,
7/23/2027(c) 100,000 100,483

10 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
PNC Financial Services
Group, Inc. (The),
(United States SOFR
Compounded Index
+ 1.73%), 6.62%,
10/20/2027(b)(c) 75,000 77,268
(SOFR + 1.34%), 5.30%,
1/21/2028(b)(c) 25,000 25,214
(SOFR + 1.62%), 5.35%,
12/2/2028(b)(c) 135,000 136,916
(SOFR + 1.84%), 5.58%,
6/12/2029(c) 362,000 368,319
2.55%, 1/22/2030(b) 500,000 444,018
(SOFR + 1.20%), 5.49%,
5/14/2030(b)(c) 100,000 101,410
(SOFR + 0.98%), 2.31%,
4/23/2032(b)(c) 200,000 168,162
(SOFR + 1.26%), 4.81%,
10/21/2032(b)(c) 75,000 72,996
(United States SOFR
Compounded Index
+ 2.14%), 6.04%,
10/28/2033(b)(c) 300,000 310,466
(SOFR + 1.93%), 5.07%,
1/24/2034(c) 125,000 121,776
(SOFR + 1.95%), 5.94%,
8/18/2034(c) 100,000 102,996
(SOFR + 2.28%), 6.88%,
10/20/2034(b)(c) 185,000 201,939
(SOFR + 1.90%), 5.68%,
1/22/2035(b)(c) 200,000 202,309
(SOFR + 1.60%), 5.40%,
7/23/2035(b)(c) 50,000 49,611
Regions Financial Corp. ,
1.80%, 8/12/2028 200,000 178,145
(SOFR + 1.49%), 5.72%,
6/6/2030(b)(c) 50,000 50,692
(SOFR + 2.06%), 5.50%,
9/6/2035(b)(c) 86,000 83,978
Royal Bank of Canada ,
4.88%, 1/12/2026 100,000 100,270
1.20%, 4/27/2026(b) 100,000 95,673
1.15%, 7/14/2026 200,000 189,963
5.20%, 7/20/2026(b) 75,000 75,701
1.40%, 11/2/2026(b) 300,000 283,274
4.88%, 1/19/2027 50,000 50,193
2.05%, 1/21/2027(b) 200,000 189,893
3.63%, 5/4/2027(b) 40,000 39,080
(SOFR + 0.79%), 5.07%,
7/23/2027(c) 75,000 75,345
4.24%, 8/3/2027 90,000 88,933
(United States SOFR
Compounded Index
+ 0.72%), 4.51%,
10/18/2027(c) 50,000 49,813
6.00%, 11/1/2027(b) 146,000 150,774
4.90%, 1/12/2028(b) 100,000 100,068
5.20%, 8/1/2028 75,000 75,622
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Royal Bank of Canada,
(United States SOFR
Compounded Index
+ 0.86%), 4.52%,
10/18/2028(c) 50,000 49,585
4.95%, 2/1/2029 50,000 50,103
(SOFR + 1.10%), 4.97%,
8/2/2030(c) 75,000 74,426
(United States SOFR
Compounded Index
+ 1.08%), 4.65%,
10/18/2030(b)(c) 125,000 122,426
2.30%, 11/3/2031(b) 200,000 167,946
3.88%, 5/4/2032(b) 40,000 36,793
5.00%, 2/1/2033(b) 100,000 98,287
5.00%, 5/2/2033(b) 80,000 78,632
5.15%, 2/1/2034(b) 50,000 49,373
Santander Holdings USA, Inc. ,
3.24%, 10/5/2026 300,000 291,066
4.40%, 7/13/2027 78,000 77,082
(SOFR + 1.25%), 2.49%,
1/6/2028(b)(c) 125,000 118,546
(SOFR + 2.36%), 6.50%,
3/9/2029(c) 60,000 61,652
(SOFR + 2.70%), 6.57%,
6/12/2029(c) 24,000 24,782
(SOFR + 2.50%), 6.17%,
1/9/2030(c) 40,000 40,821
(SOFR + 3.28%), 7.66%,
11/9/2031(c) 50,000 54,676
(SOFR + 2.14%), 6.34%,
5/31/2035(b)(c) 35,000 35,463
Santander UK Group Holdings
plc ,
(SOFR + 1.22%), 2.47%,
1/11/2028(c) 200,000 189,458
(SOFR + 2.60%), 6.53%,
1/10/2029(c) 200,000 206,113
Sumitomo Mitsui Financial
Group, Inc. ,
3.78%, 3/9/2026 450,000 445,400
2.63%, 7/14/2026(b) 400,000 387,605
1.40%, 9/17/2026(b) 200,000 189,117
3.36%, 7/12/2027(b) 300,000 290,663
5.72%, 9/14/2028(b) 200,000 204,841
1.90%, 9/17/2028(b) 200,000 179,207
3.04%, 7/16/2029 400,000 367,317
3.20%, 9/17/2029 500,000 461,378
5.71%, 1/13/2030(b) 500,000 512,338
2.75%, 1/15/2030(b) 200,000 178,501
5.81%, 9/14/2033(b) 200,000 207,295
2.93%, 9/17/2041(b) 300,000 215,216
Toronto-Dominion Bank (The) ,
0.75%, 1/6/2026(b) 200,000 192,398
1.20%, 6/3/2026(b) 200,000 190,454
5.53%, 7/17/2026 75,000 75,871
1.25%, 9/10/2026(b) 100,000 94,473
5.26%, 12/11/2026 35,000 35,371
4.57%, 12/17/2026(b) 50,000 49,873
1.95%, 1/12/2027 100,000 94,582
2.80%, 3/10/2027 100,000 95,920

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 11
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Toronto-Dominion Bank (The),
4.98%, 4/5/2027 75,000 75,248
4.11%, 6/8/2027 100,000 98,354
4.69%, 9/15/2027(b) 90,000 89,800
5.52%, 7/17/2028(b) 75,000 76,224
4.99%, 4/5/2029(b) 75,000 74,874
4.78%, 12/17/2029 50,000 49,326
2.00%, 9/10/2031 100,000 82,892
2.45%, 1/12/2032 100,000 83,464
3.20%, 3/10/2032(b) 100,000 87,338
4.46%, 6/8/2032(b) 355,000 336,378
Truist Bank ,
2.25%, 3/11/2030 300,000 257,619
Truist Financial Corp. ,
(SOFR + 2.05%), 6.05%,
6/8/2027(c) 55,000 55,905
1.13%, 8/3/2027(b) 300,000 273,245
(SOFR + 1.37%), 4.12%,
6/6/2028(c) 65,000 63,825
(SOFR + 1.44%), 4.87%,
1/26/2029(b)(c) 80,000 79,581
(SOFR + 0.86%), 1.89%,
6/7/2029(b)(c) 300,000 270,662
(SOFR + 2.45%), 7.16%,
10/30/2029(c) 30,000 32,079
(SOFR + 1.62%), 5.44%,
1/24/2030(b)(c) 25,000 25,221
(SOFR + 1.57%), 5.15%,
8/5/2032(b)(c) 75,000 74,123
(SOFR + 2.24%), 4.92%,
7/28/2033(b)(c) 90,000 85,032
(SOFR + 2.30%), 6.12%,
10/28/2033(b)(c) 100,000 104,124
(SOFR + 1.85%), 5.12%,
1/26/2034(c) 30,000 29,156
(SOFR + 2.36%), 5.87%,
6/8/2034(c) 245,000 249,434
(SOFR + 1.92%), 5.71%,
1/24/2035(b)(c) 160,000 161,224
US Bancorp ,
Series X, 3.15%,
4/27/2027(b) 300,000 290,323
(SOFR + 1.88%), 6.79%,
10/26/2027(c) 25,000 25,846
(SOFR + 0.73%), 2.22%,
1/27/2028(b)(c) 100,000 94,813
3.90%, 4/26/2028(b) 500,000 485,180
(SOFR + 1.66%), 4.55%,
7/22/2028(c) 105,000 104,141
(SOFR + 1.23%), 4.65%,
2/1/2029(b)(c) 100,000 98,987
(SOFR + 2.02%), 5.78%,
6/12/2029(c) 40,000 40,904
(SOFR + 1.56%), 5.38%,
1/23/2030(c) 200,000 201,652
(SOFR + 1.25%), 5.10%,
7/23/2030(c) 115,000 114,858
(SOFR + 1.02%), 2.68%,
1/27/2033(b)(c) 100,000 84,283
(SOFR + 2.11%), 4.97%,
7/22/2033(b)(c) 115,000 110,154
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
US Bancorp,
(SOFR + 2.09%), 5.85%,
10/21/2033(c) 200,000 204,404
(SOFR + 1.60%), 4.84%,
2/1/2034(c) 100,000 95,723
(SOFR + 2.26%), 5.84%,
6/12/2034(b)(c) 300,000 305,819
(SOFR + 1.86%), 5.68%,
1/23/2035(c) 100,000 100,844
Wells Fargo & Co. ,
3.00%, 4/22/2026(b) 500,000 489,065
3.00%, 10/23/2026(b) 200,000 193,924
4.30%, 7/22/2027(b) 200,000 197,325
(SOFR + 1.51%), 3.53%,
3/24/2028(c) 200,000 193,986
(SOFR + 1.07%), 5.71%,
4/22/2028(c) 170,000 172,796
(SOFR + 2.10%), 2.39%,
6/2/2028(c) 800,000 753,462
(SOFR + 1.98%), 4.81%,
7/25/2028(c) 125,000 124,557
(SOFR + 1.74%), 5.57%,
7/25/2029(c) 210,000 213,212
(SOFR + 1.79%), 6.30%,
10/23/2029(c) 185,000 192,526
(SOFR + 1.50%), 5.20%,
1/23/2030(b)(c) 140,000 140,398
(CME Term SOFR 3
Month + 1.43%), 2.88%,
10/30/2030(c) 500,000 451,012
(CME Term SOFR 3
Month + 1.26%), 2.57%,
2/11/2031(b)(c) 300,000 264,565
(CME Term SOFR 3
Month + 4.03%), 4.48%,
4/4/2031(b)(c) 250,000 241,994
(SOFR + 1.50%), 3.35%,
3/2/2033(b)(c) 200,000 175,329
(SOFR + 2.10%), 4.90%,
7/25/2033(c) 175,000 169,009
(SOFR + 2.02%), 5.39%,
4/24/2034(c) 1,040,000 1,028,429
(SOFR + 1.99%), 5.56%,
7/25/2034(c) 265,000 264,646
(SOFR + 2.06%), 6.49%,
10/23/2034(c) 215,000 228,540
(SOFR + 1.78%), 5.50%,
1/23/2035(b)(c) 360,000 358,470
(SOFR + 1.38%), 5.21%,
12/3/2035(c) 200,000 194,594
(SOFR + 2.53%), 3.07%,
4/30/2041(c) 600,000 436,534
5.38%, 11/2/2043 250,000 233,435
4.65%, 11/4/2044(b) 300,000 252,518
4.90%, 11/17/2045(b) 300,000 259,999
4.40%, 6/14/2046 200,000 160,594
(CME Term SOFR 3
Month + 4.50%), 5.01%,
4/4/2051(c) 500,000 443,825
(SOFR + 2.13%), 4.61%,
4/25/2053(b)(c) 300,000 250,497

12 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Banks
Wells Fargo Bank NA ,
5.45%, 8/7/2026 500,000 505,927
5.25%, 12/11/2026 250,000 253,021
Westpac Banking Corp. ,
5.20%, 4/16/2026(b) 75,000 75,630
1.15%, 6/3/2026 200,000 190,826
4.60%, 10/20/2026 40,000 40,070
5.46%, 11/18/2027(b) 200,000 204,686
3.40%, 1/25/2028 300,000 288,813
5.54%, 11/17/2028(b) 75,000 77,183
1.95%, 11/20/2028 200,000 180,096
5.05%, 4/16/2029(b) 75,000 75,819
2.65%, 1/16/2030(b) 120,000 108,322
(USD SOFR Spread-
Adjusted ICE Swap Rate
5 Year + 2.24%), 4.32%,
11/23/2031(c) 300,000 295,272
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.00%),
4.11%, 7/24/2034(b)(c) 500,000 470,866
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.53%),
3.02%, 11/18/2036(c) 85,000 71,912
2.96%, 11/16/2040(b) 100,000 71,167
3.13%, 11/18/2041 65,000 46,624
101,473,338
Beverages 0.5%
Anheuser-Busch Cos. LLC ,
4.70%, 2/1/2036 510,000 483,744
4.90%, 2/1/2046 770,000 700,213
Anheuser-Busch InBev
Finance, Inc. ,
4.63%, 2/1/2044 150,000 133,550
4.90%, 2/1/2046 300,000 271,272
Anheuser-Busch InBev
Worldwide, Inc. ,
4.00%, 4/13/2028 250,000 245,421
4.75%, 1/23/2029(b) 900,000 899,643
3.50%, 6/1/2030 400,000 375,021
5.00%, 6/15/2034 50,000 49,414
4.44%, 10/6/2048 331,000 279,453
5.55%, 1/23/2049(b) 350,000 344,274
4.75%, 4/15/2058 150,000 130,828
5.80%, 1/23/2059(b) 150,000 152,741
Brown-Forman Corp. ,
4.75%, 4/15/2033(b) 40,000 39,011
Coca-Cola Co. (The) ,
2.90%, 5/25/2027(b) 500,000 483,708
3.45%, 3/25/2030 200,000 188,679
2.00%, 3/5/2031(b) 95,000 80,971
2.25%, 1/5/2032(b) 300,000 255,239
5.00%, 5/13/2034(b) 75,000 75,018
4.65%, 8/14/2034(b) 50,000 48,628
2.88%, 5/5/2041(b) 300,000 217,961
2.60%, 6/1/2050 400,000 241,080
3.00%, 3/5/2051(b) 135,000 88,883
2.50%, 3/15/2051 156,000 91,450
5.30%, 5/13/2054(b) 75,000 72,341
5.20%, 1/14/2055 50,000 47,478
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
Coca-Cola Co. (The),
5.40%, 5/13/2064 75,000 72,172
Coca-Cola Consolidated, Inc. ,
5.25%, 6/1/2029 50,000 50,696
5.45%, 6/1/2034 50,000 50,326
Coca-Cola Femsa SAB de CV ,
2.75%, 1/22/2030 150,000 134,322
Constellation Brands, Inc. ,
3.50%, 5/9/2027(b) 500,000 485,942
4.80%, 1/15/2029(b) 25,000 24,850
2.88%, 5/1/2030(b) 100,000 89,354
2.25%, 8/1/2031 405,000 337,017
4.90%, 5/1/2033(b) 60,000 57,934
Diageo Capital plc ,
2.38%, 10/24/2029(b) 210,000 188,181
2.00%, 4/29/2030(b) 200,000 172,638
Diageo Investment Corp. ,
7.45%, 4/15/2035 250,000 290,509
Fomento Economico
Mexicano SAB de CV ,
3.50%, 1/16/2050(b) 150,000 107,317
Keurig Dr Pepper, Inc. ,
5.10%, 3/15/2027 25,000 25,224
4.60%, 5/25/2028(b) 104,000 103,082
5.05%, 3/15/2029(b) 25,000 25,076
3.95%, 4/15/2029 50,000 47,959
Series 10, 5.20%, 3/15/2031 25,000 25,231
4.05%, 4/15/2032(b) 50,000 46,781
5.30%, 3/15/2034 100,000 99,813
4.50%, 4/15/2052(b) 250,000 205,525
Molson Coors Beverage Co. ,
3.00%, 7/15/2026 190,000 185,080
5.00%, 5/1/2042(b) 250,000 229,779
4.20%, 7/15/2046 150,000 119,739
Pepsico Singapore Financing I
Pte . Ltd. ,
4.65%, 2/16/2027 25,000 25,104
4.55%, 2/16/2029(b) 25,000 24,826
4.70%, 2/16/2034 25,000 24,207
PepsiCo, Inc. ,
4.55%, 2/13/2026 60,000 60,132
2.38%, 10/6/2026(b) 84,000 81,166
5.13%, 11/10/2026 50,000 50,623
3.00%, 10/15/2027 300,000 288,810
3.60%, 2/18/2028 25,000 24,315
4.45%, 5/15/2028 60,000 59,933
4.50%, 7/17/2029(b) 50,000 49,905
2.75%, 3/19/2030 700,000 635,823
1.63%, 5/1/2030(b) 130,000 110,926
1.40%, 2/25/2031(b) 200,000 163,292
1.95%, 10/21/2031(b) 100,000 83,161
3.90%, 7/18/2032 35,000 32,712
4.45%, 2/15/2033 60,000 59,453
4.80%, 7/17/2034(b) 50,000 49,007
2.63%, 10/21/2041 50,000 34,690
4.45%, 4/14/2046(b) 300,000 259,266
3.63%, 3/19/2050 200,000 148,835
2.75%, 10/21/2051 50,000 31,179
4.20%, 7/18/2052 25,000 20,352
4.65%, 2/15/2053 60,000 52,378

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 13
Corporate Bonds
Principal
Amount ($) Value ($)
Beverages
PepsiCo, Inc.,
5.25%, 7/17/2054 50,000 48,344
11,589,007
Biotechnology 0.5%
AbbVie, Inc. ,
3.20%, 5/14/2026 120,000 117,865
2.95%, 11/21/2026 350,000 340,011
4.80%, 3/15/2027(b) 175,000 176,003
4.80%, 3/15/2029 175,000 174,868
3.20%, 11/21/2029 550,000 510,484
4.95%, 3/15/2031(b) 95,000 94,981
5.05%, 3/15/2034(b) 275,000 271,695
4.55%, 3/15/2035(b) 195,000 183,345
4.50%, 5/14/2035 300,000 280,944
4.05%, 11/21/2039 380,000 324,645
4.40%, 11/6/2042 375,000 324,568
5.35%, 3/15/2044 55,000 53,614
4.75%, 3/15/2045 168,000 149,832
4.70%, 5/14/2045 282,000 248,823
4.88%, 11/14/2048 300,000 269,381
4.25%, 11/21/2049 475,000 386,195
5.40%, 3/15/2054(b) 240,000 231,013
5.50%, 3/15/2064 45,000 42,964
Amgen, Inc. ,
5.15%, 3/2/2028(b) 290,000 292,110
1.65%, 8/15/2028(b) 200,000 178,757
4.05%, 8/18/2029(b) 120,000 115,542
5.25%, 3/2/2030 300,000 302,799
2.00%, 1/15/2032(b) 200,000 162,391
3.35%, 2/22/2032 55,000 49,003
4.20%, 3/1/2033(b) 120,000 111,287
5.25%, 3/2/2033 315,000 312,675
2.80%, 8/15/2041(b) 200,000 139,275
5.60%, 3/2/2043 290,000 281,916
4.40%, 5/1/2045 400,000 331,752
4.56%, 6/15/2048 274,000 228,124
3.38%, 2/21/2050(b) 180,000 123,003
4.66%, 6/15/2051 318,000 266,252
3.00%, 1/15/2052(b) 200,000 126,185
4.20%, 2/22/2052 25,000 19,305
4.88%, 3/1/2053(b) 55,000 47,204
5.65%, 3/2/2053(b) 405,000 389,921
4.40%, 2/22/2062 165,000 128,077
5.75%, 3/2/2063(b) 180,000 172,630
Biogen, Inc. ,
2.25%, 5/1/2030(b) 200,000 172,894
3.15%, 5/1/2050(b) 230,000 145,029
3.25%, 2/15/2051(b) 130,000 83,465
Gilead Sciences, Inc. ,
3.65%, 3/1/2026(b) 145,000 143,263
1.20%, 10/1/2027 60,000 54,700
4.80%, 11/15/2029 45,000 44,908
1.65%, 10/1/2030 115,000 96,178
5.25%, 10/15/2033(b) 150,000 150,548
5.10%, 6/15/2035 50,000 49,193
4.00%, 9/1/2036 200,000 176,416
5.65%, 12/1/2041 200,000 199,942
4.75%, 3/1/2046 200,000 176,216
4.15%, 3/1/2047 400,000 319,721
2.80%, 10/1/2050 95,000 58,390
5.55%, 10/15/2053 45,000 44,265
Corporate Bonds
Principal
Amount ($) Value ($)
Biotechnology
Gilead Sciences, Inc.,
5.50%, 11/15/2054 50,000 48,632
5.60%, 11/15/2064(b) 50,000 48,268
Regeneron Pharmaceuticals,
Inc. ,
1.75%, 9/15/2030 88,000 73,240
2.80%, 9/15/2050 65,000 38,302
10,083,009
Broadline Retail 0.3%
Alibaba Group Holding Ltd. ,
3.40%, 12/6/2027(b) 500,000 482,383
4.00%, 12/6/2037 200,000 171,070
4.20%, 12/6/2047(b) 500,000 400,493
Amazon.com, Inc. ,
1.00%, 5/12/2026 250,000 239,199
3.30%, 4/13/2027(b) 195,000 190,313
3.15%, 8/22/2027 250,000 241,380
4.55%, 12/1/2027(b) 400,000 402,405
1.65%, 5/12/2028(b) 200,000 182,134
3.45%, 4/13/2029(b) 180,000 172,618
4.65%, 12/1/2029 130,000 130,814
1.50%, 6/3/2030(b) 200,000 169,667
2.10%, 5/12/2031(b) 300,000 256,226
3.60%, 4/13/2032(b) 270,000 249,917
4.70%, 12/1/2032(b) 130,000 129,233
4.80%, 12/5/2034 100,000 99,528
3.88%, 8/22/2037(b) 200,000 176,634
2.88%, 5/12/2041 200,000 146,811
4.05%, 8/22/2047 400,000 330,524
2.50%, 6/3/2050 250,000 149,150
3.10%, 5/12/2051 300,000 202,211
3.95%, 4/13/2052(b) 190,000 149,821
4.25%, 8/22/2057 250,000 204,722
2.70%, 6/3/2060 100,000 57,365
3.25%, 5/12/2061 200,000 130,123
eBay, Inc. ,
1.40%, 5/10/2026 40,000 38,297
3.60%, 6/5/2027(b) 500,000 487,711
2.70%, 3/11/2030 88,000 78,940
2.60%, 5/10/2031(b) 75,000 64,643
3.65%, 5/10/2051(b) 100,000 71,135
JD.com, Inc. ,
3.38%, 1/14/2030 200,000 184,763
5,990,230
Building Products 0.1%
Allegion plc ,
3.50%, 10/1/2029 250,000 233,615
Carlisle Cos., Inc. ,
2.75%, 3/1/2030(b) 74,000 66,263
2.20%, 3/1/2032 100,000 81,609
Carrier Global Corp. ,
2.49%, 2/15/2027(b) 31,000 29,642
2.72%, 2/15/2030 50,000 44,727
3.38%, 4/5/2040 300,000 231,680
3.58%, 4/5/2050 235,000 168,412
Fortune Brands Innovations,
Inc. ,
3.25%, 9/15/2029 50,000 46,228
4.00%, 3/25/2032(b) 100,000 92,269
5.88%, 6/1/2033 32,000 32,817

14 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Building Products
Fortune Brands Innovations,
Inc.,
4.50%, 3/25/2052 30,000 23,629
Johnson Controls International
plc ,
3.90%, 2/14/2026 183,000 181,204
5.50%, 4/19/2029 50,000 50,888
1.75%, 9/15/2030(b) 100,000 83,782
2.00%, 9/16/2031 100,000 82,547
4.90%, 12/1/2032 65,000 63,329
4.63%, 7/2/2044(e) 100,000 85,807
Masco Corp. ,
2.00%, 2/15/2031(b) 250,000 208,639
3.13%, 2/15/2051 60,000 37,778
Owens Corning ,
5.70%, 6/15/2034(b) 35,000 35,555
4.30%, 7/15/2047 200,000 159,380
Trane Technologies Financing
Ltd. ,
4.50%, 3/21/2049(b) 250,000 214,446
2,254,246
Capital Markets 1.7%
Ameriprise Financial, Inc. ,
5.70%, 12/15/2028 25,000 25,757
4.50%, 5/13/2032 50,000 48,052
5.15%, 5/15/2033 45,000 44,921
Apollo Debt Solutions BDC ,
6.90%, 4/13/2029(b)(f) 75,000 77,586
6.70%, 7/29/2031(f) 50,000 51,350
Ares Capital Corp. ,
2.15%, 7/15/2026(b) 96,000 91,788
2.88%, 6/15/2027 100,000 95,103
2.88%, 6/15/2028 250,000 230,448
5.88%, 3/1/2029 35,000 35,296
Ares Management Corp. ,
5.60%, 10/11/2054 25,000 23,775
Ares Strategic Income Fund ,
5.60%, 2/15/2030(b)(f) 60,000 59,297
Bain Capital Specialty
Finance, Inc. ,
2.55%, 10/13/2026 50,000 47,616
Bank of New York Mellon
Corp. (The) ,
1.05%, 10/15/2026(b) 100,000 94,063
2.05%, 1/26/2027(b) 200,000 190,467
(SOFR + 1.03%), 4.95%,
4/26/2027(c) 80,000 80,334
(SOFR + 1.15%), 3.99%,
6/13/2028(c) 40,000 39,273
(SOFR + 0.84%), 4.89%,
7/21/2028(c) 75,000 75,303
(United States SOFR
Compounded Index
+ 1.80%), 5.80%,
10/25/2028(b)(c) 25,000 25,664
Series J, 1.90%, 1/25/2029 200,000 179,506
(SOFR + 1.17%), 4.54%,
2/1/2029(b)(c) 100,000 99,243
3.85%, 4/26/2029 90,000 86,935
(SOFR + 1.60%), 6.32%,
10/25/2029(b)(c) 75,000 78,794
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Bank of New York Mellon
Corp. (The),
(SOFR + 1.09%), 4.98%,
3/14/2030(b)(c) 125,000 125,171
1.80%, 7/28/2031(b) 100,000 82,856
2.50%, 1/26/2032 100,000 84,886
(SOFR + 1.23%), 5.06%,
7/22/2032(b)(c) 75,000 74,809
(SOFR + 1.42%), 4.29%,
6/13/2033(c) 40,000 37,749
(United States SOFR
Compounded Index
+ 2.07%), 5.83%,
10/25/2033(c) 180,000 186,411
(SOFR + 1.51%), 4.71%,
2/1/2034(c) 100,000 96,150
Series J, (SOFR + 1.61%),
4.97%, 4/26/2034(c) 80,000 78,402
(SOFR + 1.85%), 6.47%,
10/25/2034(c) 75,000 80,984
(SOFR + 1.42%), 5.19%,
3/14/2035(b)(c) 125,000 123,734
(SOFR + 1.25%), 5.23%,
11/20/2035(b)(c) 50,000 49,761
(SOFR + 1.77%), 5.61%,
7/21/2039(b)(c) 25,000 25,150
BGC Group, Inc. ,
6.60%, 6/10/2029 25,000 25,611
Blackstone Private Credit
Fund ,
3.25%, 3/15/2027(b) 200,000 191,489
7.30%, 11/27/2028 25,000 26,293
4.00%, 1/15/2029 200,000 188,974
5.95%, 7/16/2029 25,000 25,165
5.60%, 11/22/2029(f) 50,000 49,365
6.25%, 1/25/2031 25,000 25,421
6.00%, 11/22/2034(f) 50,000 48,784
Blackstone Reg Finance Co.
LLC ,
5.00%, 12/6/2034 25,000 24,168
Blackstone Secured Lending
Fund ,
5.88%, 11/15/2027 25,000 25,393
2.85%, 9/30/2028(b) 200,000 181,524
Blue Owl Capital Corp. ,
3.40%, 7/15/2026 94,000 91,075
2.88%, 6/11/2028(b) 230,000 209,168
Blue Owl Capital Corp. III ,
3.13%, 4/13/2027 50,000 47,185
Blue Owl Credit Income Corp. ,
6.60%, 9/15/2029(f) 150,000 152,996
5.80%, 3/15/2030(b)(f) 100,000 98,491
Brookfield Finance I UK plc ,
2.34%, 1/30/2032 50,000 41,311
Brookfield Finance LLC ,
3.45%, 4/15/2050 200,000 137,036
Brookfield Finance, Inc. ,
4.25%, 6/2/2026 40,000 39,735
3.90%, 1/25/2028(b) 40,000 38,914
4.85%, 3/29/2029(b) 300,000 297,897
6.35%, 1/5/2034(b) 50,000 52,697

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 15
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Brookfield Finance, Inc.,
5.68%, 1/15/2035(b) 50,000 50,349
3.50%, 3/30/2051 35,000 24,125
3.63%, 2/15/2052 15,000 10,435
5.97%, 3/4/2054(b) 25,000 25,269
Cboe Global Markets, Inc. ,
1.63%, 12/15/2030 300,000 248,933
Charles Schwab Corp. (The) ,
0.90%, 3/11/2026 170,000 162,633
1.15%, 5/13/2026 400,000 381,921
2.45%, 3/3/2027 40,000 38,196
(SOFR + 2.21%), 5.64%,
5/19/2029(c) 300,000 306,065
(SOFR + 1.88%), 6.20%,
11/17/2029(b)(c) 75,000 78,178
1.65%, 3/11/2031 200,000 163,751
2.30%, 5/13/2031 300,000 255,016
1.95%, 12/1/2031 100,000 81,572
2.90%, 3/3/2032 100,000 86,055
(SOFR + 2.01%), 6.14%,
8/24/2034(b)(c) 220,000 230,983
CI Financial Corp. ,
4.10%, 6/15/2051 30,000 20,624
CME Group, Inc. ,
2.65%, 3/15/2032 50,000 43,087
5.30%, 9/15/2043 80,000 80,000
Credit Suisse USA LLC ,
7.13%, 7/15/2032(b) 55,000 60,924
Deutsche Bank AG ,
(SOFR + 1.22%), 2.31%,
11/16/2027(c) 170,000 161,582
(SOFR + 1.32%), 2.55%,
1/7/2028(b)(c) 200,000 190,239
(SOFR + 3.18%), 6.72%,
1/18/2029(c) 300,000 311,499
(SOFR + 1.70%), 5.00%,
9/11/2030(b)(c) 150,000 146,621
(SOFR + 3.04%), 3.55%,
9/18/2031(c) 350,000 314,230
(SOFR + 1.72%), 3.04%,
5/28/2032(b)(c) 150,000 128,563
(SOFR + 3.65%), 7.08%,
2/10/2034(c) 200,000 205,863
(SOFR + 2.05%), 5.40%,
9/11/2035(b)(c) 150,000 142,119
FactSet Research Systems,
Inc. ,
2.90%, 3/1/2027 30,000 28,812
3.45%, 3/1/2032 25,000 22,062
FS KKR Capital Corp. ,
2.63%, 1/15/2027 100,000 94,650
3.25%, 7/15/2027(b) 50,000 47,425
3.13%, 10/12/2028 150,000 135,835
6.13%, 1/15/2030(b) 25,000 24,982
Goldman Sachs Bank USA ,
(SOFR + 0.78%), 5.28%,
3/18/2027(c) 100,000 100,568
(SOFR + 0.75%), 5.41%,
5/21/2027(c) 125,000 125,975
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Goldman Sachs Group, Inc.
(The) ,
3.85%, 1/26/2027 800,000 785,058
(SOFR + 0.80%), 1.43%,
3/9/2027(c) 250,000 240,006
(SOFR + 1.51%), 4.39%,
6/15/2027(b)(c) 65,000 64,613
(SOFR + 0.82%), 1.54%,
9/10/2027(c) 500,000 472,785
(SOFR + 0.91%), 1.95%,
10/21/2027(c) 240,000 227,707
(SOFR + 1.11%), 2.64%,
2/24/2028(c) 95,000 90,607
(SOFR + 1.85%), 3.62%,
3/15/2028(c) 75,000 72,932
(SOFR + 1.73%), 4.48%,
8/23/2028(c) 200,000 197,686
(CME Term SOFR 3
Month + 1.56%), 4.22%,
5/1/2029(c) 700,000 681,108
(SOFR + 1.77%), 6.48%,
10/24/2029(b)(c) 125,000 130,972
(SOFR + 1.27%), 5.73%,
4/25/2030(c) 150,000 153,091
(SOFR + 1.21%), 5.05%,
7/23/2030(b)(c) 225,000 223,663
(SOFR + 1.14%), 4.69%,
10/23/2030(b)(c) 110,000 107,694
(SOFR + 1.28%), 2.62%,
4/22/2032(b)(c) 390,000 332,329
(SOFR + 1.25%), 2.38%,
7/21/2032(c) 280,000 233,352
(SOFR + 1.26%), 2.65%,
10/21/2032(c) 165,000 139,463
(SOFR + 1.41%), 3.10%,
2/24/2033(c) 695,000 598,999
(SOFR + 1.95%), 6.56%,
10/24/2034(c) 200,000 214,986
(SOFR + 1.55%), 5.85%,
4/25/2035(c) 235,000 239,441
(SOFR + 1.55%), 5.33%,
7/23/2035(b)(c) 150,000 147,200
(SOFR + 1.42%), 5.02%,
10/23/2035(c) 275,000 263,181
6.45%, 5/1/2036 150,000 158,346
6.75%, 10/1/2037 500,000 535,280
(CME Term SOFR 3
Month + 1.63%), 4.02%,
10/31/2038(c) 200,000 169,362
(CME Term SOFR 3
Month + 1.69%), 4.41%,
4/23/2039(c) 200,000 176,262
6.25%, 2/1/2041(b) 350,000 368,433
(SOFR + 1.51%), 3.21%,
4/22/2042(c) 200,000 145,744
(SOFR + 1.47%), 2.91%,
7/21/2042(b)(c) 300,000 208,442
(SOFR + 1.63%), 3.44%,
2/24/2043(c) 185,000 137,716
4.80%, 7/8/2044 300,000 265,161

16 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Golub Capital BDC, Inc. ,
2.05%, 2/15/2027 100,000 92,835
Intercontinental Exchange,
Inc. ,
4.00%, 9/15/2027(b) 180,000 176,947
4.35%, 6/15/2029 150,000 146,720
2.10%, 6/15/2030 165,000 142,587
5.25%, 6/15/2031 50,000 50,430
1.85%, 9/15/2032(b) 500,000 395,633
4.60%, 3/15/2033(b) 110,000 105,283
4.25%, 9/21/2048 100,000 80,583
3.00%, 6/15/2050 75,000 47,815
4.95%, 6/15/2052(b) 120,000 107,567
3.00%, 9/15/2060 120,000 69,588
5.20%, 6/15/2062 110,000 99,602
Janus Henderson US
Holdings, Inc. ,
5.45%, 9/10/2034(f) 25,000 23,901
Jefferies Financial Group, Inc. ,
4.85%, 1/15/2027(b) 500,000 500,876
5.88%, 7/21/2028 70,000 71,579
4.15%, 1/23/2030 100,000 95,326
2.63%, 10/15/2031(b) 50,000 42,185
6.20%, 4/14/2034 150,000 154,585
Lazard Group LLC ,
6.00%, 3/15/2031(b) 40,000 41,072
Legg Mason, Inc. ,
4.75%, 3/15/2026(b) 500,000 499,939
Main Street Capital Corp. ,
3.00%, 7/14/2026 100,000 96,375
6.50%, 6/4/2027 25,000 25,468
6.95%, 3/1/2029 25,000 25,991
Moody's Corp. ,
3.25%, 1/15/2028(b) 300,000 287,415
2.00%, 8/19/2031(b) 60,000 49,856
5.00%, 8/5/2034 50,000 48,908
2.75%, 8/19/2041 75,000 51,790
3.25%, 5/20/2050 35,000 23,284
3.10%, 11/29/2061 95,000 56,632
Morgan Stanley ,
3.13%, 7/27/2026 500,000 488,422
(SOFR + 1.30%), 5.05%,
1/28/2027(b)(c) 105,000 105,356
3.95%, 4/23/2027(b) 500,000 490,004
(SOFR + 0.88%), 1.59%,
5/4/2027(c) 600,000 575,119
(SOFR + 0.86%), 1.51%,
7/20/2027(c) 480,000 456,166
(SOFR + 1.00%), 2.48%,
1/21/2028(c) 195,000 185,828
(SOFR + 1.01%), 5.65%,
4/13/2028(b)(c) 175,000 177,957
(SOFR + 1.61%), 4.21%,
4/20/2028(b)(c) 80,000 78,855
+ 1.34%), 3.59%,
7/22/2028(c) 300,000 289,291
(CME Term SOFR 3
Month + 1.40%), 3.77%,
1/24/2029(c) 600,000 578,618
(SOFR + 1.73%), 5.12%,
2/1/2029(c) 90,000 90,247
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
(SOFR + 1.59%), 5.16%,
4/20/2029(b)(c) 255,000 255,718
(SOFR + 1.63%), 5.45%,
7/20/2029(c) 35,000 35,391
(SOFR + 1.83%), 6.41%,
11/1/2029(c) 70,000 73,116
(SOFR + 1.45%), 5.17%,
1/16/2030(c) 225,000 225,321
(CME Term SOFR 3
Month + 1.89%), 4.43%,
1/23/2030(c) 500,000 486,629
(SOFR + 1.26%), 5.66%,
4/18/2030(c) 150,000 152,694
(SOFR + 1.22%), 5.04%,
7/19/2030(b)(c) 100,000 99,655
(SOFR + 1.10%), 4.65%,
10/18/2030(c) 250,000 244,642
(SOFR + 1.14%), 2.70%,
1/22/2031(c) 600,000 533,106
(SOFR + 3.12%), 3.62%,
4/1/2031(c) 420,000 390,108
7.25%, 4/1/2032(b) 324,000 364,028
(SOFR + 1.02%), 1.93%,
4/28/2032(c) 500,000 408,967
(SOFR + 1.18%), 2.24%,
7/21/2032(c) 500,000 414,008
(SOFR + 1.20%), 2.51%,
10/20/2032(c) 275,000 230,424
(SOFR + 1.29%), 2.94%,
1/21/2033(c) 70,000 59,974
(SOFR + 2.08%), 4.89%,
7/20/2033(c) 45,000 43,596
(SOFR + 2.56%), 6.34%,
10/18/2033(c) 130,000 137,515
(SOFR + 1.87%), 5.25%,
4/21/2034(b)(c) 450,000 443,113
(SOFR + 1.88%), 5.42%,
7/21/2034(b)(c) 35,000 34,756
(SOFR + 2.05%), 6.63%,
11/1/2034(b)(c) 115,000 123,577
(SOFR + 1.73%), 5.47%,
1/18/2035(c) 350,000 348,045
(SOFR + 1.58%), 5.83%,
4/19/2035(c) 360,000 366,856
(SOFR + 1.56%), 5.32%,
7/19/2035(c) 60,000 59,016
(SOFR + 1.36%), 2.48%,
9/16/2036(c) 450,000 366,000
(SOFR + 2.62%), 5.30%,
4/20/2037(b)(c) 80,000 77,726
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.43%),
5.95%, 1/19/2038(c) 90,000 90,093
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 1.80%),
5.94%, 2/7/2039(c) 75,000 75,246
(SOFR + 1.49%), 3.22%,
4/22/2042(c) 400,000 295,731

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 17
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
Morgan Stanley,
4.30%, 1/27/2045 300,000 247,282
(SOFR + 4.84%), 5.60%,
3/24/2051(b)(c) 100,000 98,900
(SOFR + 1.43%), 2.80%,
1/25/2052(c) 205,000 125,197
(SOFR + 1.71%), 5.52%,
11/19/2055(c) 160,000 154,194
Nasdaq, Inc. ,
5.35%, 6/28/2028 65,000 65,911
1.65%, 1/15/2031 400,000 328,650
5.55%, 2/15/2034 80,000 80,702
3.95%, 3/7/2052(b) 250,000 184,959
Nomura Holdings, Inc. ,
2.33%, 1/22/2027 300,000 284,457
2.17%, 7/14/2028(b) 200,000 180,605
5.61%, 7/6/2029 200,000 203,313
3.10%, 1/16/2030 200,000 180,416
2.61%, 7/14/2031 200,000 168,416
Northern Trust Corp. ,
4.00%, 5/10/2027 65,000 64,145
1.95%, 5/1/2030 80,000 69,076
6.13%, 11/2/2032(b) 130,000 137,141
Oaktree Specialty Lending
Corp. ,
2.70%, 1/15/2027 100,000 94,094
7.10%, 2/15/2029 100,000 103,046
Raymond James Financial,
Inc. ,
4.95%, 7/15/2046 250,000 224,393
S&P Global, Inc. ,
2.45%, 3/1/2027 30,000 28,683
2.70%, 3/1/2029(b) 100,000 92,056
2.50%, 12/1/2029(b) 80,000 71,893
1.25%, 8/15/2030(b) 110,000 91,003
2.90%, 3/1/2032(b) 325,000 283,571
3.25%, 12/1/2049 65,000 44,944
3.70%, 3/1/2052 94,000 70,147
2.30%, 8/15/2060 40,000 20,033
Sixth Street Lending Partners ,
5.75%, 1/15/2030(f) 50,000 49,216
State Street Corp. ,
5.27%, 8/3/2026(b) 100,000 100,989
4.99%, 3/18/2027 75,000 75,624
4.33%, 10/22/2027 75,000 74,536
(SOFR + 0.56%), 1.68%,
11/18/2027(c) 200,000 189,385
(SOFR + 0.73%), 2.20%,
2/7/2028(c) 40,000 38,026
(SOFR + 1.72%), 5.82%,
11/4/2028(b)(c) 60,000 61,717
(SOFR + 1.02%), 4.53%,
2/20/2029(c) 75,000 74,140
(SOFR + 1.48%), 5.68%,
11/21/2029(b)(c) 75,000 77,088
2.40%, 1/24/2030(b) 200,000 179,065
2.20%, 3/3/2031 74,000 62,931
(SOFR + 1.05%), 4.68%,
10/22/2032(b)(c) 75,000 72,812
(SOFR + 1.00%), 2.62%,
2/7/2033(c) 20,000 16,982
Corporate Bonds
Principal
Amount ($) Value ($)
Capital Markets
State Street Corp.,
(SOFR + 1.57%), 4.82%,
1/26/2034(c) 110,000 106,666
(SOFR + 1.89%), 5.16%,
5/18/2034(b)(c) 60,000 59,619
(SOFR + 1.96%), 6.12%,
11/21/2034(b)(c) 50,000 52,033
UBS AG ,
5.00%, 7/9/2027 250,000 251,466
7.50%, 2/15/2028 250,000 267,728
UBS Group AG ,
4.55%, 4/17/2026 250,000 249,124
4.88%, 5/15/2045(b) 400,000 358,307
36,832,453
Chemicals 0.4%
Air Products and Chemicals,
Inc. ,
1.85%, 5/15/2027(b) 105,000 98,702
4.60%, 2/8/2029(b) 100,000 99,528
2.05%, 5/15/2030 145,000 125,850
4.75%, 2/8/2031 100,000 99,263
4.80%, 3/3/2033 70,000 68,663
4.85%, 2/8/2034(b) 100,000 97,634
2.70%, 5/15/2040 65,000 46,363
2.80%, 5/15/2050(b) 40,000 25,184
Albemarle Corp. ,
5.65%, 6/1/2052 100,000 86,039
Cabot Corp. ,
5.00%, 6/30/2032 30,000 29,258
Celanese US Holdings LLC ,
1.40%, 8/5/2026 100,000 93,526
6.17%, 7/15/2027(e) 100,000 101,490
6.60%, 11/15/2028(e) 90,000 92,192
6.33%, 7/15/2029(b)(e) 165,000 168,365
6.80%, 11/15/2030(e) 100,000 103,517
6.38%, 7/15/2032(b)(e) 70,000 71,104
6.95%, 11/15/2033(b)(e) 55,000 57,078
CF Industries, Inc. ,
5.15%, 3/15/2034(b) 300,000 291,135
Dow Chemical Co. (The) ,
6.30%, 3/15/2033 25,000 26,533
5.15%, 2/15/2034(b) 25,000 24,446
9.40%, 5/15/2039 206,000 273,186
4.38%, 11/15/2042 300,000 246,093
4.80%, 5/15/2049 350,000 294,135
6.90%, 5/15/2053(b) 25,000 27,518
5.60%, 2/15/2054(b) 25,000 23,614
DuPont de Nemours, Inc. ,
4.73%, 11/15/2028(b) 400,000 398,177
5.42%, 11/15/2048(b) 300,000 298,392
Eastman Chemical Co. ,
5.00%, 8/1/2029 25,000 24,921
5.75%, 3/8/2033 35,000 35,650
4.65%, 10/15/2044 200,000 168,979
Ecolab, Inc. ,
5.25%, 1/15/2028 75,000 76,384
1.30%, 1/30/2031(b) 200,000 161,890
2.13%, 2/1/2032 100,000 83,125
2.13%, 8/15/2050 200,000 107,184
2.70%, 12/15/2051 75,000 45,565
2.75%, 8/18/2055 65,000 38,155

18 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Chemicals
FMC Corp. ,
5.15%, 5/18/2026 40,000 40,043
3.45%, 10/1/2029(b) 60,000 54,953
5.65%, 5/18/2033 40,000 39,567
4.50%, 10/1/2049(b) 85,000 64,719
6.38%, 5/18/2053(b) 40,000 39,425
Huntsman International LLC ,
5.70%, 10/15/2034(b) 25,000 23,832
International Flavors &
Fragrances, Inc. ,
5.00%, 9/26/2048(b) 70,000 60,082
Linde, Inc. ,
3.20%, 1/30/2026 250,000 246,616
Lubrizol Corp. (The) ,
6.50%, 10/1/2034 147,000 161,655
LYB International Finance III
LLC ,
2.25%, 10/1/2030 135,000 115,296
5.63%, 5/15/2033(b) 40,000 40,382
5.50%, 3/1/2034 50,000 49,046
4.20%, 10/15/2049(b) 100,000 74,891
4.20%, 5/1/2050(b) 200,000 149,135
LyondellBasell Industries NV ,
4.63%, 2/26/2055(b) 250,000 196,988
Mosaic Co. (The) ,
4.05%, 11/15/2027(b) 250,000 244,969
5.38%, 11/15/2028 25,000 25,274
Nutrien Ltd. ,
5.20%, 6/21/2027 50,000 50,511
4.90%, 3/27/2028(b) 25,000 24,990
5.40%, 6/21/2034(b) 50,000 49,661
5.88%, 12/1/2036 125,000 127,014
5.25%, 1/15/2045 154,000 141,373
5.80%, 3/27/2053(b) 150,000 147,542
PPG Industries, Inc. ,
1.20%, 3/15/2026 110,000 105,362
2.80%, 8/15/2029 300,000 272,742
RPM International, Inc. ,
2.95%, 1/15/2032 45,000 38,693
Sherwin-Williams Co. (The) ,
3.95%, 1/15/2026 400,000 397,310
3.45%, 6/1/2027(b) 154,000 149,774
2.95%, 8/15/2029(b) 200,000 183,633
2.20%, 3/15/2032(b) 200,000 165,604
4.50%, 6/1/2047 150,000 126,111
2.90%, 3/15/2052 80,000 48,667
Westlake Corp. ,
2.88%, 8/15/2041 100,000 67,098
4.38%, 11/15/2047 200,000 157,463
7,989,259
Commercial Services & Supplies 0.1%
Cintas Corp. No. 2 ,
4.00%, 5/1/2032(b) 40,000 37,431
Ford Foundation (The) ,
Series 2020, 2.42%,
6/1/2050 25,000 14,630
RELX Capital, Inc. ,
4.00%, 3/18/2029 100,000 96,525
Republic Services, Inc. ,
4.88%, 4/1/2029(b) 25,000 24,942
5.00%, 11/15/2029(b) 25,000 25,135
Corporate Bonds
Principal
Amount ($) Value ($)
Commercial Services & Supplies
Republic Services, Inc.,
1.45%, 2/15/2031(b) 165,000 133,822
2.38%, 3/15/2033 200,000 162,005
5.00%, 4/1/2034 82,000 79,982
5.20%, 11/15/2034 45,000 44,569
6.20%, 3/1/2040 70,000 74,360
Veralto Corp. ,
5.50%, 9/18/2026(b) 50,000 50,577
5.35%, 9/18/2028(b) 50,000 50,639
5.45%, 9/18/2033 50,000 50,167
Waste Connections, Inc. ,
4.25%, 12/1/2028 100,000 97,863
2.20%, 1/15/2032(b) 100,000 82,379
3.20%, 6/1/2032 50,000 43,761
4.20%, 1/15/2033 100,000 92,948
5.00%, 3/1/2034 50,000 48,797
2.95%, 1/15/2052 70,000 43,669
Waste Management, Inc. ,
4.95%, 7/3/2027 40,000 40,427
4.50%, 3/15/2028 75,000 74,537
4.88%, 2/15/2029 75,000 75,360
2.00%, 6/1/2029(b) 35,000 31,089
4.63%, 2/15/2030 50,000 49,542
4.65%, 3/15/2030 75,000 74,100
4.95%, 7/3/2031 35,000 35,035
4.80%, 3/15/2032 75,000 73,710
4.15%, 4/15/2032(b) 106,000 100,173
4.63%, 2/15/2033 50,000 48,697
4.88%, 2/15/2034 75,000 73,579
4.95%, 3/15/2035(b) 125,000 121,868
2.95%, 6/1/2041(b) 85,000 61,681
4.15%, 7/15/2049 125,000 101,242
5.35%, 10/15/2054 110,000 105,662
2,320,903
Communications Equipment 0.1%
Cisco Systems, Inc. ,
4.90%, 2/26/2026 80,000 80,511
4.80%, 2/26/2027(b) 125,000 125,913
4.85%, 2/26/2029 125,000 125,735
4.95%, 2/26/2031 243,000 243,871
5.05%, 2/26/2034(b) 205,000 204,260
5.90%, 2/15/2039 200,000 211,339
5.50%, 1/15/2040 200,000 201,632
5.30%, 2/26/2054(b) 70,000 68,041
5.35%, 2/26/2064 75,000 71,892
Motorola Solutions, Inc. ,
5.00%, 4/15/2029(b) 25,000 24,962
2.30%, 11/15/2030(b) 300,000 256,888
2.75%, 5/24/2031 76,000 65,812
5.60%, 6/1/2032 100,000 102,043
5.40%, 4/15/2034 25,000 25,010
1,807,909
Construction & Engineering 0.0%
†
MasTec, Inc. ,
5.90%, 6/15/2029 25,000 25,448
Quanta Services, Inc. ,
4.75%, 8/9/2027 50,000 49,929
2.90%, 10/1/2030(b) 100,000 89,233
2.35%, 1/15/2032 50,000 41,367
5.25%, 8/9/2034(b) 50,000 48,840

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 19
Corporate Bonds
Principal
Amount ($) Value ($)
Construction & Engineering
Quanta Services, Inc.,
3.05%, 10/1/2041 55,000 38,620
293,437
Construction Materials 0.0%
†
Eagle Materials, Inc. ,
2.50%, 7/1/2031(b) 65,000 55,266
Martin Marietta Materials, Inc. ,
Series CB, 2.50%,
3/15/2030(b) 500,000 442,350
2.40%, 7/15/2031 25,000 21,262
5.15%, 12/1/2034 30,000 29,458
3.20%, 7/15/2051 50,000 32,371
Vulcan Materials Co. ,
4.95%, 12/1/2029 40,000 39,872
5.35%, 12/1/2034 75,000 74,774
4.50%, 6/15/2047(b) 250,000 208,930
5.70%, 12/1/2054 35,000 33,976
938,259
Consumer Finance 0.9%
AerCap Ireland Capital DAC ,
4.45%, 4/3/2026(b) 200,000 198,960
2.45%, 10/29/2026 480,000 459,501
3.88%, 1/23/2028(b) 500,000 484,242
3.00%, 10/29/2028 300,000 277,788
3.30%, 1/30/2032 300,000 261,396
3.40%, 10/29/2033(b) 150,000 127,743
4.95%, 9/10/2034(b) 150,000 142,811
3.85%, 10/29/2041(b) 150,000 117,398
Ally Financial, Inc. ,
4.75%, 6/9/2027 40,000 39,727
7.10%, 11/15/2027 100,000 105,544
2.20%, 11/2/2028(b) 165,000 146,798
(SOFR + 2.82%), 6.85%,
1/3/2030(c) 50,000 51,834
8.00%, 11/1/2031(b) 150,000 165,844
(SOFR + 2.29%), 6.18%,
7/26/2035(c) 40,000 39,540
American Express Co. ,
4.90%, 2/13/2026(b) 200,000 200,645
1.65%, 11/4/2026(b) 200,000 189,495
2.55%, 3/4/2027(b) 60,000 57,442
(United States SOFR
Compounded Index
+ 0.75%), 5.65%,
4/23/2027(c) 75,000 75,804
3.30%, 5/3/2027 300,000 291,123
(SOFR + 0.97%), 5.39%,
7/28/2027(c) 25,000 25,272
5.85%, 11/5/2027 95,000 97,943
(SOFR + 1.00%), 5.10%,
2/16/2028(b)(c) 174,000 175,004
(SOFR + 0.93%), 5.04%,
7/26/2028(c) 45,000 45,236
4.05%, 5/3/2029(b) 60,000 58,576
(United States SOFR
Compounded Index
+ 1.28%), 5.28%,
7/27/2029(c) 100,000 101,125
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
American Express Co.,
(United States SOFR
Compounded Index
+ 1.09%), 5.53%,
4/25/2030(c) 175,000 178,185
(SOFR + 1.94%), 6.49%,
10/30/2031(b)(c) 50,000 53,444
(SOFR + 2.26%), 4.99%,
5/26/2033(c) 25,000 24,377
(SOFR + 1.76%), 4.42%,
8/3/2033(b)(c) 130,000 123,389
(SOFR + 1.84%), 5.04%,
5/1/2034(b)(c) 120,000 117,908
(SOFR + 1.42%), 5.28%,
7/26/2035(c) 155,000 153,291
American Honda Finance
Corp. ,
4.95%, 1/9/2026 50,000 50,088
1.30%, 9/9/2026 115,000 108,702
4.40%, 10/5/2026(b) 50,000 49,792
2.35%, 1/8/2027(b) 100,000 95,444
4.90%, 3/12/2027 50,000 50,110
4.90%, 7/9/2027(b) 50,000 50,174
4.45%, 10/22/2027(b) 50,000 49,630
4.70%, 1/12/2028 20,000 19,947
5.13%, 7/7/2028(b) 150,000 151,023
5.65%, 11/15/2028(b) 50,000 51,353
2.25%, 1/12/2029(b) 50,000 45,110
4.90%, 3/13/2029 50,000 49,828
4.40%, 9/5/2029(b) 50,000 48,616
4.60%, 4/17/2030(b) 60,000 58,975
5.85%, 10/4/2030(b) 50,000 52,084
5.05%, 7/10/2031(b) 50,000 49,509
4.85%, 10/23/2031 50,000 48,920
4.90%, 1/10/2034(b) 35,000 33,647
Capital One Financial Corp. ,
3.75%, 7/28/2026 250,000 245,353
3.65%, 5/11/2027(b) 300,000 292,048
(SOFR + 2.44%), 7.15%,
10/29/2027(b)(c) 50,000 51,886
(SOFR + 2.06%), 4.93%,
5/10/2028(b)(c) 300,000 299,035
(SOFR + 2.08%), 5.47%,
2/1/2029(b)(c) 100,000 100,694
(SOFR + 2.64%), 6.31%,
6/8/2029(b)(c) 240,000 247,824
(SOFR + 1.79%), 3.27%,
3/1/2030(c) 95,000 87,831
(SOFR + 2.60%), 5.25%,
7/26/2030(c) 60,000 59,816
(SOFR + 1.56%), 5.46%,
7/26/2030(c) 50,000 50,146
(SOFR + 3.07%), 7.62%,
10/30/2031(c) 200,000 220,821
(SOFR + 1.34%), 2.36%,
7/29/2032(c) 100,000 80,717
(SOFR + 2.60%), 5.82%,
2/1/2034(b)(c) 90,000 90,389
(SOFR + 2.86%), 6.38%,
6/8/2034(c) 280,000 290,719

20 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Capital One Financial Corp.,
(SOFR + 2.26%), 6.05%,
2/1/2035(c) 100,000 101,605
(SOFR + 1.99%), 5.88%,
7/26/2035(b)(c) 50,000 50,291
Caterpillar Financial Services
Corp. ,
5.05%, 2/27/2026 50,000 50,347
4.35%, 5/15/2026(b) 100,000 99,862
1.15%, 9/14/2026 100,000 94,642
4.45%, 10/16/2026(b) 25,000 25,007
1.70%, 1/8/2027 200,000 189,312
4.50%, 1/8/2027 25,000 25,051
5.00%, 5/14/2027 25,000 25,255
3.60%, 8/12/2027(b) 100,000 97,877
4.40%, 10/15/2027 25,000 24,902
4.60%, 11/15/2027 50,000 50,027
4.85%, 2/27/2029 50,000 50,265
4.38%, 8/16/2029 25,000 24,619
4.70%, 11/15/2029(b) 50,000 49,815
Discover Financial Services ,
4.10%, 2/9/2027 250,000 245,485
(United States SOFR
Compounded Index
+ 3.37%), 7.96%,
11/2/2034(b)(c) 75,000 85,715
Ford Motor Credit Co. LLC ,
4.39%, 1/8/2026 200,000 198,402
6.95%, 3/6/2026 200,000 203,514
2.70%, 8/10/2026(b) 200,000 192,062
5.85%, 5/17/2027 200,000 202,145
4.95%, 5/28/2027(b) 200,000 198,176
4.13%, 8/17/2027 200,000 193,374
7.35%, 11/4/2027 400,000 418,831
6.80%, 5/12/2028(b) 400,000 413,342
6.80%, 11/7/2028(b) 200,000 207,235
5.80%, 3/8/2029 200,000 200,071
7.35%, 3/6/2030(b) 200,000 211,788
4.00%, 11/13/2030 200,000 180,164
7.12%, 11/7/2033 200,000 208,736
General Motors Financial Co.,
Inc. ,
5.25%, 3/1/2026 455,000 456,258
5.40%, 4/6/2026 65,000 65,363
1.50%, 6/10/2026(b) 200,000 190,610
2.35%, 2/26/2027 50,000 47,378
5.00%, 4/9/2027 200,000 200,225
5.35%, 7/15/2027 60,000 60,597
6.00%, 1/9/2028(b) 100,000 102,605
5.80%, 6/23/2028(b) 55,000 56,100
2.40%, 10/15/2028(b) 195,000 176,782
5.80%, 1/7/2029(b) 50,000 51,007
5.55%, 7/15/2029 25,000 25,274
4.90%, 10/6/2029(b) 50,000 49,252
5.85%, 4/6/2030 45,000 45,960
3.60%, 6/21/2030 200,000 183,337
2.70%, 6/10/2031 145,000 122,857
5.60%, 6/18/2031 30,000 30,150
6.40%, 1/9/2033 125,000 129,568
6.10%, 1/7/2034(b) 150,000 152,173
5.95%, 4/4/2034(b) 100,000 100,522
5.45%, 9/6/2034(b) 50,000 48,524
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
John Deere Capital Corp. ,
4.80%, 1/9/2026 40,000 40,114
0.70%, 1/15/2026(b) 200,000 192,380
4.95%, 3/6/2026 25,000 25,107
4.75%, 6/8/2026 40,000 40,168
1.05%, 6/17/2026 100,000 95,218
2.25%, 9/14/2026(b) 250,000 241,071
1.30%, 10/13/2026 55,000 52,049
4.50%, 1/8/2027 50,000 50,070
1.70%, 1/11/2027 200,000 189,140
4.85%, 3/5/2027(b) 25,000 25,170
4.90%, 6/11/2027 50,000 50,380
4.20%, 7/15/2027 35,000 34,739
4.15%, 9/15/2027 60,000 59,420
4.75%, 1/20/2028 40,000 40,205
1.50%, 3/6/2028(b) 250,000 227,175
4.95%, 7/14/2028(b) 148,000 149,425
4.50%, 1/16/2029 50,000 49,547
3.35%, 4/18/2029(b) 40,000 37,951
4.85%, 6/11/2029 50,000 50,184
4.85%, 10/11/2029 40,000 40,291
4.70%, 6/10/2030(b) 40,000 39,899
1.45%, 1/15/2031(b) 200,000 164,838
4.90%, 3/7/2031(b) 25,000 25,008
4.40%, 9/8/2031 75,000 72,770
4.35%, 9/15/2032(b) 60,000 57,526
5.10%, 4/11/2034(b) 50,000 49,914
Series MTN1, 5.05%,
6/12/2034(b) 50,000 49,781
PACCAR Financial Corp. ,
4.45%, 3/30/2026 20,000 19,985
5.20%, 11/9/2026(b) 25,000 25,342
Series R, 4.50%,
11/25/2026 40,000 40,007
2.00%, 2/4/2027 100,000 95,075
5.00%, 5/13/2027 25,000 25,284
4.45%, 8/6/2027(b) 50,000 49,954
4.60%, 1/10/2028 100,000 99,811
4.60%, 1/31/2029 25,000 24,938
4.00%, 9/26/2029(b) 25,000 24,180
5.00%, 3/22/2034 25,000 25,137
Synchrony Financial ,
3.95%, 12/1/2027 80,000 77,350
(United States SOFR
Compounded Index +
2.13%), 5.94%, 8/2/2030(c) 50,000 50,459
2.88%, 10/28/2031(b) 180,000 149,189
Toyota Motor Credit Corp. ,
4.80%, 1/5/2026 25,000 25,059
5.20%, 5/15/2026 25,000 25,220
4.45%, 5/18/2026(b) 60,000 59,914
1.13%, 6/18/2026(b) 500,000 476,193
4.55%, 8/7/2026 30,000 30,020
5.00%, 8/14/2026(b) 100,000 100,680
5.40%, 11/20/2026 50,000 50,772
3.20%, 1/11/2027 200,000 194,714
1.90%, 1/13/2027 100,000 94,855
Series B, 5.00%, 3/19/2027 50,000 50,438
3.05%, 3/22/2027 100,000 96,756
4.55%, 9/20/2027 90,000 89,992
4.35%, 10/8/2027 50,000 49,650
4.63%, 1/12/2028(b) 40,000 39,917

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 21
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Finance
Toyota Motor Credit Corp.,
5.25%, 9/11/2028 25,000 25,351
4.65%, 1/5/2029 25,000 24,835
5.05%, 5/16/2029(b) 25,000 25,180
4.45%, 6/29/2029 90,000 88,559
2.15%, 2/13/2030(b) 500,000 438,139
4.55%, 5/17/2030(b) 60,000 59,046
5.55%, 11/20/2030(b) 98,000 101,002
5.10%, 3/21/2031(b) 50,000 50,167
1.90%, 9/12/2031 100,000 81,939
4.60%, 10/10/2031(b) 50,000 48,674
4.70%, 1/12/2033 45,000 43,769
19,607,167
Consumer Staples Distribution & Retail 0.3%
Costco Wholesale Corp. ,
1.38%, 6/20/2027(b) 120,000 111,552
1.60%, 4/20/2030(b) 500,000 427,923
Dollar General Corp. ,
4.63%, 11/1/2027 70,000 69,555
5.20%, 7/5/2028 20,000 20,069
3.50%, 4/3/2030(b) 500,000 458,835
5.00%, 11/1/2032(b) 75,000 71,926
5.45%, 7/5/2033 20,000 19,640
Dollar Tree, Inc. ,
4.20%, 5/15/2028(b) 90,000 87,489
2.65%, 12/1/2031(b) 50,000 42,177
3.38%, 12/1/2051 50,000 31,702
Kroger Co. (The) ,
7.50%, 4/1/2031(b) 257,000 288,218
5.00%, 9/15/2034 200,000 193,702
5.40%, 7/15/2040 200,000 192,584
4.45%, 2/1/2047 82,000 67,517
5.40%, 1/15/2049 50,000 46,941
3.95%, 1/15/2050(b) 100,000 74,909
5.50%, 9/15/2054 180,000 169,537
5.65%, 9/15/2064 85,000 79,769
Sysco Corp. ,
5.75%, 1/17/2029(b) 25,000 25,738
2.40%, 2/15/2030 100,000 88,196
5.95%, 4/1/2030 200,000 208,316
2.45%, 12/14/2031(b) 100,000 83,889
6.00%, 1/17/2034(b) 25,000 26,205
6.60%, 4/1/2050(b) 300,000 328,844
3.15%, 12/14/2051 50,000 32,220
Target Corp. ,
2.50%, 4/15/2026 750,000 731,639
1.95%, 1/15/2027 130,000 123,683
2.35%, 2/15/2030(b) 105,000 93,231
2.65%, 9/15/2030(b) 50,000 44,568
4.50%, 9/15/2032(b) 100,000 96,663
4.40%, 1/15/2033 150,000 143,756
4.50%, 9/15/2034(b) 50,000 47,528
4.00%, 7/1/2042(b) 96,000 80,255
3.63%, 4/15/2046 200,000 150,222
4.80%, 1/15/2053(b) 150,000 133,878
Walmart, Inc. ,
4.00%, 4/15/2026 30,000 29,857
1.05%, 9/17/2026(b) 50,000 47,301
3.95%, 9/9/2027(b) 60,000 59,412
3.90%, 4/15/2028 45,000 44,180
3.70%, 6/26/2028(b) 300,000 293,122
Corporate Bonds
Principal
Amount ($) Value ($)
Consumer Staples Distribution & Retail
Walmart, Inc.,
1.50%, 9/22/2028(b) 100,000 89,835
4.00%, 4/15/2030(b) 160,000 156,593
1.80%, 9/22/2031(b) 300,000 250,407
4.15%, 9/9/2032(b) 60,000 57,778
4.10%, 4/15/2033(b) 80,000 76,224
5.25%, 9/1/2035(b) 118,000 121,537
6.50%, 8/15/2037 350,000 395,733
2.50%, 9/22/2041 200,000 137,682
4.05%, 6/29/2048 125,000 102,678
2.65%, 9/22/2051 400,000 247,341
4.50%, 4/15/2053(b) 80,000 69,607
7,072,163
Containers & Packaging 0.1%
Amcor Finance USA, Inc. ,
5.63%, 5/26/2033 40,000 40,507
Amcor Flexibles North
America, Inc. ,
2.63%, 6/19/2030 50,000 43,825
2.69%, 5/25/2031(b) 75,000 64,450
Avery Dennison Corp. ,
2.25%, 2/15/2032 100,000 81,693
5.75%, 3/15/2033(b) 90,000 92,331
Berry Global, Inc. ,
1.57%, 1/15/2026 300,000 289,512
5.80%, 6/15/2031(f) 50,000 50,892
5.65%, 1/15/2034(f) 30,000 30,086
International Paper Co. ,
6.00%, 11/15/2041(b) 350,000 357,985
Packaging Corp. of America ,
3.00%, 12/15/2029(b) 50,000 45,574
4.05%, 12/15/2049 100,000 76,742
3.05%, 10/1/2051 40,000 25,671
Smurfit Kappa Treasury ULC ,
5.44%, 4/3/2034(b)(f) 200,000 199,644
Sonoco Products Co. ,
2.25%, 2/1/2027 165,000 156,044
3.13%, 5/1/2030 50,000 45,002
2.85%, 2/1/2032(b) 200,000 169,920
5.00%, 9/1/2034(b) 25,000 23,706
WRKCo, Inc. ,
4.90%, 3/15/2029 250,000 248,396
2,041,980
Distributors 0.0%
†
Genuine Parts Co. ,
6.50%, 11/1/2028 25,000 26,249
4.95%, 8/15/2029(b) 25,000 24,923
6.88%, 11/1/2033 25,000 27,398
78,570
Diversified Consumer Services 0.0%
†
American University (The) ,
Series 2019, 3.67%,
4/1/2049 35,000 26,590
California Institute of
Technology ,
3.65%, 9/1/2119 100,000 63,566
Duke University ,
Series 2020, 2.83%,
10/1/2055 110,000 68,322

22 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Consumer Services
George Washington University
(The) ,
Series 2018, 4.13%,
9/15/2048(b) 73,000 59,366
Georgetown University (The) ,
Series 20A, 2.94%,
4/1/2050 35,000 22,503
Leland Stanford Junior
University (The) ,
2.41%, 6/1/2050 150,000 88,984
Massachusetts Institute of
Technology ,
5.60%, 7/1/2111(b) 100,000 100,601
4.68%, 7/1/2114(b) 75,000 63,189
Northwestern University ,
Series 2020, 2.64%,
12/1/2050 28,000 17,389
President and Fellows of
Harvard College ,
3.15%, 7/15/2046 75,000 53,777
3.30%, 7/15/2056 200,000 137,129
Trustees of Boston University ,
Series CC, 4.06%,
10/1/2048 16,000 13,193
Trustees of Princeton
University (The) ,
Series 2020, 2.52%,
7/1/2050 84,000 52,228
Trustees of the University of
Pennsylvania (The) ,
Series 2020, 2.40%,
10/1/2050 48,000 28,339
University of Southern
California ,
Series 21A, 2.95%,
10/1/2051(b) 200,000 130,660
4.98%, 10/1/2053 75,000 70,074
Yale University ,
Series 2020, 2.40%,
4/15/2050 61,000 36,343
1,032,253
Diversified REITs 0.1%
Broadstone Net Lease LLC ,
2.60%, 9/15/2031 85,000 70,200
Digital Realty Trust LP ,
3.70%, 8/15/2027 110,000 106,929
5.55%, 1/15/2028(b) 380,000 386,133
Equinix Europe 2 Financing
Corp. LLC ,
5.50%, 6/15/2034(b) 50,000 50,190
GLP Capital LP ,
5.38%, 4/15/2026 96,000 96,001
5.30%, 1/15/2029(b) 500,000 496,375
5.63%, 9/15/2034 45,000 44,278
Rayonier LP ,
2.75%, 5/17/2031 45,000 38,147
Safehold GL Holdings LLC ,
5.65%, 1/15/2035 25,000 24,394
Simon Property Group LP ,
3.30%, 1/15/2026 170,000 167,805
1.38%, 1/15/2027 100,000 93,772
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified REITs
Simon Property Group LP,
2.45%, 9/13/2029(b) 250,000 224,801
2.65%, 2/1/2032 100,000 85,109
5.50%, 3/8/2033 100,000 101,677
4.75%, 9/26/2034 35,000 33,161
4.25%, 11/30/2046(b) 350,000 285,459
3.25%, 9/13/2049(b) 132,000 88,664
5.85%, 3/8/2053 100,000 100,691
Store Capital LLC ,
2.70%, 12/1/2031 100,000 82,277
VICI Properties LP ,
4.75%, 2/15/2028(b) 85,000 84,285
4.95%, 2/15/2030 80,000 78,416
5.13%, 11/15/2031 45,000 43,896
5.13%, 5/15/2032(b) 159,000 154,815
5.63%, 5/15/2052(b) 30,000 27,912
6.13%, 4/1/2054(b) 50,000 49,678
WP Carey, Inc. ,
3.85%, 7/15/2029 120,000 114,067
2.45%, 2/1/2032 70,000 57,673
5.38%, 6/30/2034 25,000 24,805
3,211,610
Diversified Telecommunication Services 0.6%
AT&T, Inc. ,
1.70%, 3/25/2026 300,000 289,201
2.30%, 6/1/2027 300,000 283,157
1.65%, 2/1/2028(b) 200,000 181,865
4.35%, 3/1/2029(b) 500,000 489,170
4.30%, 2/15/2030 300,000 290,542
2.75%, 6/1/2031(b) 500,000 434,935
2.25%, 2/1/2032 300,000 248,015
2.55%, 12/1/2033(b) 360,000 289,992
5.40%, 2/15/2034(b) 110,000 110,440
4.50%, 5/15/2035 310,000 286,711
4.85%, 3/1/2039 150,000 138,844
3.50%, 6/1/2041(b) 300,000 229,880
4.65%, 6/1/2044 250,000 212,239
4.50%, 3/9/2048 300,000 247,742
3.65%, 6/1/2051(b) 500,000 353,113
3.50%, 9/15/2053 740,000 498,272
3.55%, 9/15/2055 975,000 655,771
3.80%, 12/1/2057 514,000 354,611
3.65%, 9/15/2059 379,000 251,037
Bell Canada (The) ,
5.10%, 5/11/2033 60,000 58,306
Series US-4, 3.65%,
3/17/2051 250,000 172,861
3.65%, 8/15/2052 50,000 34,429
Bell Telephone Co. of Canada
or Bell Canada ,
5.20%, 2/15/2034(b) 50,000 48,753
4.46%, 4/1/2048 108,000 87,242
5.55%, 2/15/2054(b) 50,000 46,886
British Telecommunications
plc ,
9.62%, 12/15/2030(e) 250,000 302,872
Deutsche Telekom
International Finance BV ,
8.75%, 6/15/2030(e) 369,000 428,723
Orange SA ,
9.00%, 3/1/2031(e) 100,000 119,051

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 23
Corporate Bonds
Principal
Amount ($) Value ($)
Diversified Telecommunication Services
Orange SA,
5.38%, 1/13/2042(b) 250,000 239,695
Sprint Capital Corp. ,
6.88%, 11/15/2028 400,000 424,593
8.75%, 3/15/2032(b) 200,000 238,781
Telefonica Emisiones SA ,
7.05%, 6/20/2036 300,000 329,729
5.21%, 3/8/2047(b) 250,000 221,463
5.52%, 3/1/2049(b) 150,000 138,138
TELUS Corp. ,
2.80%, 2/16/2027 200,000 191,538
3.40%, 5/13/2032(b) 60,000 52,917
4.30%, 6/15/2049 100,000 77,196
Verizon Communications, Inc. ,
4.13%, 3/16/2027 300,000 296,615
2.10%, 3/22/2028(b) 125,000 114,946
4.33%, 9/21/2028(b) 283,000 277,183
3.88%, 2/8/2029(b) 110,000 106,096
4.02%, 12/3/2029(b) 400,000 383,922
3.15%, 3/22/2030(b) 200,000 183,140
1.75%, 1/20/2031 500,000 412,024
2.55%, 3/21/2031 348,000 299,687
2.36%, 3/15/2032 840,000 696,614
5.05%, 5/9/2033(b) 45,000 44,489
4.50%, 8/10/2033 250,000 235,597
4.81%, 3/15/2039 385,000 355,262
3.40%, 3/22/2041 530,000 400,834
2.85%, 9/3/2041 110,000 76,060
2.88%, 11/20/2050(b) 700,000 429,923
3.55%, 3/22/2051(b) 270,000 190,795
3.88%, 3/1/2052(b) 90,000 66,459
5.50%, 2/23/2054(b) 25,000 23,922
2.99%, 10/30/2056 500,000 296,514
3.00%, 11/20/2060(b) 180,000 104,151
3.70%, 3/22/2061(b) 350,000 237,324
14,290,267
Electric Utilities 1.6%
AEP Texas, Inc. ,
5.45%, 5/15/2029(b) 25,000 25,322
4.70%, 5/15/2032(b) 20,000 19,136
5.70%, 5/15/2034(b) 25,000 25,154
5.25%, 5/15/2052 20,000 18,007
AEP Transmission Co. LLC ,
Series N, 2.75%, 8/15/2051 50,000 30,029
Series O, 4.50%, 6/15/2052 80,000 66,225
5.40%, 3/15/2053 440,000 419,278
Alabama Power Co. ,
3.75%, 9/1/2027 40,000 39,122
3.94%, 9/1/2032 40,000 37,109
5.85%, 11/15/2033 25,000 25,907
4.15%, 8/15/2044 350,000 287,663
3.13%, 7/15/2051 80,000 52,571
American Electric Power Co.,
Inc. ,
5.75%, 11/1/2027 100,000 102,478
Series J, 4.30%, 12/1/2028 50,000 48,846
5.20%, 1/15/2029(b) 50,000 50,377
5.95%, 11/1/2032(b) 100,000 103,064
5.63%, 3/1/2033 24,000 24,245
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
American Electric Power Co.,
Inc.,
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.68%),
6.95%, 12/15/2054(c) 100,000 103,177
Appalachian Power Co. ,
Series BB, 4.50%, 8/1/2032 30,000 28,225
5.65%, 4/1/2034 25,000 25,075
Arizona Public Service Co. ,
2.60%, 8/15/2029(b) 50,000 45,211
2.20%, 12/15/2031(b) 100,000 81,913
6.35%, 12/15/2032 100,000 105,599
5.55%, 8/1/2033 25,000 25,001
5.70%, 8/15/2034 25,000 25,278
3.50%, 12/1/2049 200,000 136,521
Baltimore Gas and Electric
Co. ,
2.25%, 6/15/2031(b) 80,000 67,708
5.30%, 6/1/2034 25,000 24,919
3.20%, 9/15/2049 115,000 75,970
2.90%, 6/15/2050 60,000 37,464
4.55%, 6/1/2052 30,000 24,902
5.40%, 6/1/2053 25,000 23,793
5.65%, 6/1/2054 25,000 24,613
CenterPoint Energy Houston
Electric LLC ,
5.20%, 10/1/2028(b) 105,000 106,275
Series ai., 4.45%, 10/1/2032 40,000 38,072
4.50%, 4/1/2044 250,000 215,417
Series AD, 2.90%, 7/1/2050 60,000 37,576
Series AF, 3.35%, 4/1/2051 60,000 41,115
Series AJ, 4.85%, 10/1/2052 40,000 35,274
Commonwealth Edison Co. ,
5.30%, 6/1/2034 25,000 25,061
4.35%, 11/15/2045 200,000 167,310
3.65%, 6/15/2046 250,000 186,697
4.00%, 3/1/2048(b) 350,000 272,913
Series 127, 3.20%,
11/15/2049 155,000 102,850
Series 131, 2.75%, 9/1/2051 200,000 117,783
Connecticut Light and Power
Co. (The) ,
4.65%, 1/1/2029 25,000 24,873
Series A, 2.05%, 7/1/2031 100,000 83,542
4.90%, 7/1/2033 25,000 24,428
4.95%, 8/15/2034 25,000 24,380
5.25%, 1/15/2053(b) 100,000 94,424
Dominion Energy South
Carolina, Inc. ,
Series A, 2.30%, 12/1/2031 50,000 41,872
6.05%, 1/15/2038(b) 150,000 156,340
5.10%, 6/1/2065 100,000 89,410
DTE Electric Co. ,
Series A, 3.00%, 3/1/2032 40,000 35,133
5.20%, 4/1/2033(b) 40,000 39,953
5.20%, 3/1/2034(b) 50,000 49,811
4.30%, 7/1/2044 500,000 421,217
Series B, 3.65%, 3/1/2052 25,000 18,291
5.40%, 4/1/2053(b) 40,000 38,788
Duke Energy Carolinas LLC ,
2.95%, 12/1/2026(b) 500,000 485,511

24 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Duke Energy Carolinas LLC,
2.45%, 2/1/2030 100,000 89,005
2.85%, 3/15/2032 70,000 60,516
4.95%, 1/15/2033 80,000 78,669
4.85%, 1/15/2034 25,000 24,231
6.00%, 1/15/2038 400,000 415,638
3.20%, 8/15/2049 50,000 33,317
3.55%, 3/15/2052 35,000 24,652
5.35%, 1/15/2053(b) 100,000 95,130
5.40%, 1/15/2054(b) 84,000 80,456
Duke Energy Corp. ,
4.85%, 1/5/2027 25,000 25,075
5.00%, 12/8/2027 85,000 85,606
4.30%, 3/15/2028(b) 80,000 78,750
4.85%, 1/5/2029 25,000 24,884
2.45%, 6/1/2030 70,000 61,356
2.55%, 6/15/2031 150,000 128,069
4.50%, 8/15/2032(b) 90,000 85,736
5.75%, 9/15/2033(b) 75,000 76,894
5.45%, 6/15/2034(b) 125,000 124,798
3.75%, 9/1/2046 144,000 106,020
3.50%, 6/15/2051 200,000 134,938
5.00%, 8/15/2052(b) 90,000 78,542
6.10%, 9/15/2053(b) 75,000 76,185
5.80%, 6/15/2054(b) 25,000 24,352
Duke Energy Florida LLC ,
3.20%, 1/15/2027 250,000 243,410
2.50%, 12/1/2029 70,000 62,890
2.40%, 12/15/2031 95,000 80,159
5.65%, 4/1/2040(b) 300,000 301,892
3.40%, 10/1/2046 500,000 354,139
3.00%, 12/15/2051 45,000 28,033
6.20%, 11/15/2053 25,000 26,347
Duke Energy Indiana LLC ,
5.25%, 3/1/2034(b) 25,000 24,991
6.35%, 8/15/2038 250,000 268,250
5.40%, 4/1/2053 40,000 37,888
Duke Energy Ohio, Inc. ,
2.13%, 6/1/2030 155,000 134,054
5.25%, 4/1/2033 25,000 24,949
5.55%, 3/15/2054 25,000 24,171
Duke Energy Progress LLC ,
3.40%, 4/1/2032 50,000 44,769
5.25%, 3/15/2033(b) 30,000 30,063
5.10%, 3/15/2034 25,000 24,711
4.15%, 12/1/2044 100,000 81,368
4.20%, 8/15/2045(b) 250,000 202,559
5.35%, 3/15/2053 50,000 47,347
Edison International ,
4.13%, 3/15/2028 500,000 484,827
5.25%, 11/15/2028 25,000 25,057
5.45%, 6/15/2029 50,000 50,452
Emera US Finance LP ,
4.75%, 6/15/2046 200,000 165,613
Enel Chile SA ,
4.88%, 6/12/2028 71,000 70,063
Entergy Arkansas LLC ,
5.15%, 1/15/2033 100,000 99,533
5.30%, 9/15/2033 40,000 40,247
5.45%, 6/1/2034 25,000 25,335
5.75%, 6/1/2054 25,000 24,716
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Entergy Corp. ,
1.90%, 6/15/2028 500,000 451,615
2.80%, 6/15/2030 80,000 71,261
3.75%, 6/15/2050(b) 35,000 24,812
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.67%),
7.13%, 12/1/2054(c) 88,000 89,692
Entergy Louisiana LLC ,
5.35%, 3/15/2034 25,000 24,978
5.15%, 9/15/2034(b) 50,000 49,174
4.75%, 9/15/2052 200,000 172,280
5.70%, 3/15/2054(b) 25,000 24,704
Entergy Mississippi LLC ,
5.00%, 9/1/2033 20,000 19,568
5.85%, 6/1/2054 25,000 25,203
Entergy Texas, Inc. ,
4.00%, 3/30/2029 50,000 48,381
1.75%, 3/15/2031(b) 400,000 329,637
3.55%, 9/30/2049 200,000 140,637
5.00%, 9/15/2052 20,000 17,882
5.80%, 9/1/2053(b) 25,000 25,003
5.55%, 9/15/2054(b) 25,000 24,223
Evergy Kansas Central, Inc. ,
5.90%, 11/15/2033 25,000 25,831
4.10%, 4/1/2043 200,000 161,357
5.70%, 3/15/2053 20,000 19,641
Evergy Metro, Inc. ,
4.95%, 4/15/2033 30,000 29,259
5.40%, 4/1/2034 25,000 24,990
Evergy, Inc. ,
2.90%, 9/15/2029(b) 250,000 227,471
Eversource Energy ,
4.75%, 5/15/2026 30,000 29,976
5.00%, 1/1/2027 25,000 25,063
2.90%, 3/1/2027 50,000 47,994
4.60%, 7/1/2027 35,000 34,758
5.45%, 3/1/2028(b) 95,000 96,238
5.95%, 2/1/2029(b) 50,000 51,511
Series O, 4.25%,
4/1/2029(b) 400,000 386,373
Series R, 1.65%, 8/15/2030 100,000 83,198
5.85%, 4/15/2031(b) 50,000 51,287
3.38%, 3/1/2032 50,000 43,763
5.13%, 5/15/2033 40,000 38,862
5.50%, 1/1/2034(b) 50,000 49,603
5.95%, 7/15/2034(b) 50,000 51,223
3.45%, 1/15/2050(b) 100,000 68,343
Exelon Corp. ,
5.15%, 3/15/2028(b) 30,000 30,175
4.05%, 4/15/2030(b) 300,000 285,890
5.30%, 3/15/2033(b) 60,000 59,856
5.45%, 3/15/2034(b) 35,000 34,919
5.63%, 6/15/2035(b) 300,000 301,135
4.10%, 3/15/2052 35,000 26,605
5.60%, 3/15/2053 90,000 86,596
FirstEnergy Corp. ,
Series B, 3.90%,
7/15/2027(e) 106,000 103,222
Series C, 4.85%,
7/15/2047(e) 100,000 85,293
Series C, 3.40%, 3/1/2050 100,000 67,904

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 25
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Florida Power & Light Co. ,
4.45%, 5/15/2026 25,000 25,002
5.05%, 4/1/2028 35,000 35,336
4.40%, 5/15/2028 35,000 34,651
5.15%, 6/15/2029 50,000 50,627
4.63%, 5/15/2030(b) 35,000 34,677
2.45%, 2/3/2032 148,000 124,891
5.10%, 4/1/2033(b) 60,000 59,611
4.80%, 5/15/2033(b) 25,000 24,320
5.63%, 4/1/2034(b) 100,000 102,888
5.30%, 6/15/2034 50,000 50,142
5.65%, 2/1/2037 450,000 460,139
3.95%, 3/1/2048(b) 500,000 392,530
2.88%, 12/4/2051(b) 10,000 6,250
5.30%, 4/1/2053(b) 40,000 38,103
5.60%, 6/15/2054(b) 45,000 44,900
Fortis, Inc. ,
3.06%, 10/4/2026 92,000 89,105
Georgia Power Co. ,
4.65%, 5/16/2028(b) 100,000 99,578
4.55%, 3/15/2030 50,000 49,157
4.70%, 5/15/2032 60,000 58,458
4.95%, 5/17/2033 100,000 97,929
5.25%, 3/15/2034(b) 50,000 49,611
4.30%, 3/15/2042 500,000 425,160
5.13%, 5/15/2052(b) 225,000 208,727
Idaho Power Co. ,
5.20%, 8/15/2034 25,000 24,831
5.50%, 3/15/2053 20,000 19,166
5.80%, 4/1/2054 25,000 24,930
Indiana Michigan Power Co. ,
Series K, 4.55%, 3/15/2046 100,000 84,577
5.63%, 4/1/2053 30,000 29,230
Interstate Power and Light
Co. ,
3.60%, 4/1/2029 200,000 189,419
5.70%, 10/15/2033 25,000 25,402
3.10%, 11/30/2051 70,000 44,628
Kentucky Utilities Co. ,
Series KENT, 5.45%,
4/15/2033 20,000 20,212
Louisville Gas and Electric
Co. ,
4.25%, 4/1/2049 450,000 357,507
MidAmerican Energy Co. ,
5.35%, 1/15/2034(b) 25,000 25,300
5.80%, 10/15/2036 550,000 568,140
2.70%, 8/1/2052 100,000 60,530
5.85%, 9/15/2054 120,000 121,957
Mississippi Power Co. ,
Series B, 3.10%, 7/30/2051 100,000 65,012
Nevada Power Co. ,
Series DD, 2.40%, 5/1/2030 100,000 87,949
Series EE, 3.13%, 8/1/2050 100,000 63,842
Series GG, 5.90%, 5/1/2053 30,000 30,092
6.00%, 3/15/2054(b) 50,000 51,057
NextEra Energy Capital
Holdings, Inc. ,
1.88%, 1/15/2027 270,000 255,121
4.63%, 7/15/2027(b) 150,000 149,796
4.90%, 2/28/2028 100,000 100,135
1.90%, 6/15/2028(b) 125,000 113,158
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
NextEra Energy Capital
Holdings, Inc.,
4.90%, 3/15/2029(b) 100,000 99,686
2.75%, 11/1/2029(b) 245,000 222,189
5.00%, 2/28/2030(b) 100,000 100,187
2.25%, 6/1/2030(b) 300,000 259,380
2.44%, 1/15/2032(b) 145,000 120,922
5.00%, 7/15/2032(b) 105,000 103,349
5.05%, 2/28/2033(b) 100,000 98,028
5.25%, 3/15/2034(b) 90,000 89,016
3.00%, 1/15/2052 85,000 53,106
5.25%, 2/28/2053(b) 100,000 91,779
5.55%, 3/15/2054 50,000 47,894
Northern States Power Co. ,
4.00%, 8/15/2045 165,000 131,114
2.60%, 6/1/2051 48,000 28,661
4.50%, 6/1/2052 25,000 20,972
5.10%, 5/15/2053(b) 40,000 37,004
5.40%, 3/15/2054(b) 30,000 28,918
5.65%, 6/15/2054 25,000 24,959
NSTAR Electric Co. ,
3.95%, 4/1/2030 200,000 191,171
5.40%, 6/1/2034 25,000 25,124
OGE Energy Corp. ,
5.45%, 5/15/2029 25,000 25,409
Ohio Power Co. ,
5.65%, 6/1/2034 25,000 25,164
Series R, 2.90%, 10/1/2051 90,000 54,090
Oklahoma Gas and Electric
Co. ,
5.40%, 1/15/2033(b) 150,000 151,178
5.60%, 4/1/2053 25,000 24,330
Oncor Electric Delivery Co.
LLC ,
4.65%, 11/1/2029(f) 50,000 49,491
4.55%, 9/15/2032 40,000 38,436
5.65%, 11/15/2033(b) 55,000 56,396
4.55%, 12/1/2041 150,000 131,577
5.30%, 6/1/2042 150,000 143,532
3.10%, 9/15/2049 50,000 32,732
2.70%, 11/15/2051 105,000 61,895
4.60%, 6/1/2052 90,000 75,364
4.95%, 9/15/2052(b) 100,000 89,315
5.55%, 6/15/2054(f) 50,000 48,709
Pacific Gas and Electric Co. ,
3.15%, 1/1/2026(b) 350,000 343,900
5.45%, 6/15/2027 100,000 101,145
3.75%, 7/1/2028(b) 150,000 143,547
6.10%, 1/15/2029 30,000 31,034
4.20%, 3/1/2029 200,000 193,296
5.55%, 5/15/2029(b) 50,000 50,815
4.55%, 7/1/2030(b) 250,000 241,951
2.50%, 2/1/2031 150,000 128,262
3.25%, 6/1/2031(b) 200,000 177,328
5.90%, 6/15/2032 100,000 102,652
6.15%, 1/15/2033(b) 115,000 119,360
6.40%, 6/15/2033(b) 40,000 42,163
6.95%, 3/15/2034 75,000 82,142
5.80%, 5/15/2034(b) 50,000 51,126
4.50%, 7/1/2040(b) 100,000 86,330
4.20%, 6/1/2041 250,000 203,788
4.95%, 7/1/2050(b) 250,000 216,947

26 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Pacific Gas and Electric Co.,
3.50%, 8/1/2050(b) 190,000 130,157
5.25%, 3/1/2052 200,000 179,124
6.75%, 1/15/2053 135,000 147,087
6.70%, 4/1/2053(b) 30,000 32,469
5.90%, 10/1/2054(b) 100,000 98,628
PacifiCorp ,
5.10%, 2/15/2029 50,000 50,357
5.30%, 2/15/2031 50,000 50,440
5.45%, 2/15/2034(b) 50,000 49,676
5.25%, 6/15/2035(b) 177,000 175,150
2.90%, 6/15/2052 550,000 327,263
5.35%, 12/1/2053(b) 100,000 91,925
5.50%, 5/15/2054(b) 65,000 60,740
5.80%, 1/15/2055(b) 100,000 97,174
PECO Energy Co. ,
4.90%, 6/15/2033 44,000 43,233
3.70%, 9/15/2047 250,000 187,204
4.60%, 5/15/2052 30,000 25,762
4.38%, 8/15/2052(b) 30,000 24,783
PG&E Recovery Funding LLC ,
Series A-3, 5.53%, 6/1/2049 400,000 396,928
PG&E Wildfire Recovery
Funding LLC ,
Series A-2, 4.26%, 6/1/2036 1,000,000 938,226
Series A-3, 4.38%, 6/1/2039 250,000 229,449
Potomac Electric Power Co. ,
5.20%, 3/15/2034 25,000 24,781
5.50%, 3/15/2054 25,000 24,219
PPL Electric Utilities Corp. ,
5.00%, 5/15/2033 100,000 98,813
4.85%, 2/15/2034(b) 25,000 24,346
5.25%, 5/15/2053 100,000 95,389
Progress Energy, Inc. ,
7.75%, 3/1/2031 136,000 153,834
Public Service Co. of
Colorado ,
Series 35, 1.90%,
1/15/2031(b) 200,000 166,909
Series 38, 4.10%, 6/1/2032 30,000 28,127
5.35%, 5/15/2034 25,000 25,031
4.30%, 3/15/2044(b) 250,000 205,462
Series 34, 3.20%, 3/1/2050 200,000 132,794
Series 36, 2.70%, 1/15/2051 200,000 118,258
Series 39, 4.50%, 6/1/2052 30,000 24,808
5.25%, 4/1/2053 80,000 74,310
5.75%, 5/15/2054 25,000 24,941
Public Service Co. of New
Hampshire ,
5.35%, 10/1/2033 75,000 75,706
5.15%, 1/15/2053 45,000 41,731
Public Service Co. of
Oklahoma ,
Series J, 2.20%, 8/15/2031 100,000 82,721
5.25%, 1/15/2033 100,000 98,420
5.20%, 1/15/2035 50,000 48,407
Series K, 3.15%, 8/15/2051 50,000 31,673
Public Service Electric and
Gas Co. ,
1.90%, 8/15/2031(b) 165,000 135,847
4.90%, 12/15/2032(b) 100,000 99,076
4.65%, 3/15/2033 30,000 29,030
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Public Service Electric and
Gas Co.,
5.20%, 3/1/2034 50,000 49,799
4.85%, 8/1/2034 25,000 24,305
3.95%, 5/1/2042(b) 400,000 325,717
3.20%, 8/1/2049 250,000 170,396
5.45%, 3/1/2054 50,000 48,422
5.30%, 8/1/2054 25,000 23,809
Sierra Pacific Power Co. ,
5.90%, 3/15/2054 50,000 49,995
Southern California Edison
Co. ,
5.35%, 3/1/2026(b) 50,000 50,327
4.90%, 6/1/2026 30,000 30,050
4.88%, 2/1/2027 50,000 50,155
Series D, 4.70%,
6/1/2027(b) 75,000 75,022
5.85%, 11/1/2027 35,000 35,992
5.15%, 6/1/2029 50,000 50,293
Series G, 2.50%, 6/1/2031 100,000 85,592
5.45%, 6/1/2031 45,000 45,725
2.75%, 2/1/2032 100,000 85,399
5.95%, 11/1/2032 25,000 26,073
6.00%, 1/15/2034(b) 177,000 185,326
5.20%, 6/1/2034 50,000 49,468
4.00%, 4/1/2047 200,000 153,960
Series C, 4.13%, 3/1/2048 200,000 155,618
Series B, 4.88%, 3/1/2049 300,000 261,981
3.65%, 2/1/2050(b) 300,000 214,283
Series H, 3.65%, 6/1/2051 30,000 21,223
Series E, 5.45%, 6/1/2052 40,000 37,589
5.88%, 12/1/2053(b) 40,000 39,783
5.75%, 4/15/2054 50,000 49,029
Southern Co. (The) ,
3.25%, 7/1/2026 295,000 288,919
4.85%, 6/15/2028 40,000 40,063
5.50%, 3/15/2029(b) 50,000 51,014
5.20%, 6/15/2033 40,000 39,542
5.70%, 3/15/2034 50,000 51,032
4.85%, 3/15/2035(b) 50,000 47,701
4.40%, 7/1/2046 200,000 165,417
Series B, (US Treasury
Yield Curve Rate T Note
Constant Maturity 5
Year + 3.73%), 4.00%,
1/15/2051(c) 300,000 293,983
Southwestern Electric Power
Co. ,
Series K, 2.75%, 10/1/2026 200,000 192,906
5.30%, 4/1/2033 25,000 24,722
Series L, 3.85%, 2/1/2048 300,000 215,934
3.25%, 11/1/2051 100,000 63,315
Southwestern Public Service
Co. ,
6.00%, 6/1/2054(b) 25,000 25,271
Tampa Electric Co. ,
4.90%, 3/1/2029 35,000 34,977
4.10%, 6/15/2042(b) 100,000 81,955
3.63%, 6/15/2050 40,000 28,521
5.00%, 7/15/2052 35,000 31,138
Tucson Electric Power Co. ,
3.25%, 5/15/2032 20,000 17,563

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 27
Corporate Bonds
Principal
Amount ($) Value ($)
Electric Utilities
Tucson Electric Power Co.,
5.20%, 9/15/2034(b) 25,000 24,546
5.50%, 4/15/2053(b) 100,000 95,344
Union Electric Co. ,
2.15%, 3/15/2032 100,000 81,984
5.20%, 4/1/2034(b) 50,000 49,689
3.65%, 4/15/2045 250,000 188,856
5.45%, 3/15/2053(b) 100,000 95,753
5.25%, 1/15/2054 25,000 23,288
5.13%, 3/15/2055 25,000 22,894
Virginia Electric and Power
Co. ,
2.30%, 11/15/2031 50,000 41,809
5.00%, 4/1/2033 40,000 39,146
5.30%, 8/15/2033(b) 50,000 49,751
5.00%, 1/15/2034 25,000 24,314
5.05%, 8/15/2034(b) 250,000 243,771
Series B, 4.20%, 5/15/2045 200,000 161,847
2.95%, 11/15/2051 50,000 31,132
Series C, 4.63%,
5/15/2052(b) 40,000 33,665
5.45%, 4/1/2053(b) 90,000 85,633
5.70%, 8/15/2053 50,000 49,304
5.35%, 1/15/2054(b) 25,000 23,511
5.55%, 8/15/2054 180,000 173,984
Wisconsin Electric Power Co. ,
1.70%, 6/15/2028(b) 245,000 222,095
5.00%, 5/15/2029 25,000 25,175
4.75%, 9/30/2032 25,000 24,647
5.63%, 5/15/2033(b) 59,000 61,251
4.60%, 10/1/2034 25,000 23,808
Wisconsin Power and Light
Co. ,
3.95%, 9/1/2032(b) 100,000 92,375
Xcel Energy, Inc. ,
4.60%, 6/1/2032 60,000 57,100
5.45%, 8/15/2033(b) 100,000 99,195
5.50%, 3/15/2034 50,000 49,805
6.50%, 7/1/2036 177,000 189,314
36,257,600
Electrical Equipment 0.1%
Eaton Corp. ,
3.10%, 9/15/2027(b) 500,000 481,509
4.15%, 3/15/2033(b) 126,000 118,448
Emerson Electric Co. ,
2.00%, 12/21/2028 200,000 180,587
1.95%, 10/15/2030(b) 100,000 85,839
2.20%, 12/21/2031 100,000 84,036
2.80%, 12/21/2051 45,000 27,796
Regal Rexnord Corp. ,
6.05%, 4/15/2028(b) 20,000 20,342
6.40%, 4/15/2033(b) 120,000 123,815
Rockwell Automation, Inc. ,
1.75%, 8/15/2031 50,000 41,006
2.80%, 8/15/2061 60,000 33,617
1,196,995
Electronic Equipment, Instruments & Components 0.1%
Allegion US Holding Co., Inc. ,
5.41%, 7/1/2032(b) 30,000 30,253
5.60%, 5/29/2034 25,000 25,126
Corporate Bonds
Principal
Amount ($) Value ($)
Electronic Equipment, Instruments & Components
Amphenol Corp. ,
5.05%, 4/5/2027 25,000 25,217
5.05%, 4/5/2029(b) 25,000 25,149
2.80%, 2/15/2030 250,000 226,107
2.20%, 9/15/2031(b) 74,000 62,009
5.00%, 1/15/2035 25,000 24,408
Arrow Electronics, Inc. ,
5.15%, 8/21/2029(b) 25,000 24,891
2.95%, 2/15/2032(b) 160,000 136,191
5.88%, 4/10/2034(b) 25,000 25,137
Avnet, Inc. ,
6.25%, 3/15/2028(b) 30,000 30,808
3.00%, 5/15/2031 100,000 85,087
5.50%, 6/1/2032 20,000 19,595
CDW LLC ,
2.67%, 12/1/2026 150,000 143,860
3.28%, 12/1/2028 150,000 139,538
3.57%, 12/1/2031 150,000 133,503
Corning, Inc. ,
4.38%, 11/15/2057(b) 380,000 291,349
Flex Ltd. ,
6.00%, 1/15/2028(b) 20,000 20,389
5.25%, 1/15/2032 50,000 49,166
Jabil, Inc. ,
1.70%, 4/15/2026(b) 140,000 134,385
4.25%, 5/15/2027 30,000 29,585
3.00%, 1/15/2031(b) 270,000 237,903
Keysight Technologies, Inc. ,
3.00%, 10/30/2029(b) 75,000 68,375
Teledyne Technologies, Inc. ,
2.75%, 4/1/2031(b) 110,000 95,523
Tyco Electronics Group SA ,
4.50%, 2/13/2026 50,000 50,009
2,133,563
Energy Equipment & Services 0.1%
Baker Hughes Holdings LLC ,
2.06%, 12/15/2026(b) 345,000 328,616
3.34%, 12/15/2027(b) 285,000 274,892
3.14%, 11/7/2029(b) 85,000 78,463
5.13%, 9/15/2040 200,000 189,889
Halliburton Co. ,
6.70%, 9/15/2038 300,000 326,657
5.00%, 11/15/2045(b) 300,000 267,834
NOV, Inc. ,
3.95%, 12/1/2042(b) 90,000 66,786
Schlumberger Investment SA ,
4.50%, 5/15/2028(b) 40,000 39,683
2.65%, 6/26/2030(b) 300,000 267,351
4.85%, 5/15/2033 40,000 39,144
5.00%, 6/1/2034(b) 50,000 49,063
1,928,378
Entertainment 0.3%
Electronic Arts, Inc. ,
2.95%, 2/15/2051 72,000 45,119
NBCUniversal Media LLC ,
5.95%, 4/1/2041 100,000 101,215
Netflix, Inc. ,
4.88%, 4/15/2028(b) 300,000 301,225
5.88%, 11/15/2028(b) 400,000 414,495
4.90%, 8/15/2034 106,000 103,806

28 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Entertainment
Take-Two Interactive
Software, Inc. ,
5.00%, 3/28/2026 80,000 80,210
3.70%, 4/14/2027(b) 45,000 43,916
4.95%, 3/28/2028(b) 80,000 79,959
5.40%, 6/12/2029 25,000 25,354
4.00%, 4/14/2032(b) 55,000 50,761
5.60%, 6/12/2034 25,000 25,184
TWDC Enterprises 18 Corp. ,
3.00%, 2/13/2026(b) 150,000 147,648
3.00%, 7/30/2046 150,000 100,613
Walt Disney Co. (The) ,
1.75%, 1/13/2026 100,000 97,332
2.00%, 9/1/2029(b) 300,000 266,770
2.65%, 1/13/2031(b) 200,000 177,047
6.55%, 3/15/2033(b) 300,000 329,515
6.20%, 12/15/2034(b) 245,000 266,542
6.65%, 11/15/2037 150,000 167,273
3.50%, 5/13/2040(b) 100,000 80,189
5.40%, 10/1/2043 300,000 294,579
2.75%, 9/1/2049(b) 300,000 187,099
4.70%, 3/23/2050(b) 200,000 177,470
3.60%, 1/13/2051(b) 100,000 73,496
3.80%, 5/13/2060(b) 130,000 94,359
Warnermedia Holdings, Inc. ,
3.76%, 3/15/2027 450,000 433,544
4.05%, 3/15/2029(b) 130,000 120,958
4.28%, 3/15/2032(b) 230,000 202,678
5.05%, 3/15/2042(b) 580,000 465,672
5.14%, 3/15/2052(b) 750,000 557,253
5.39%, 3/15/2062 100,000 73,532
5,584,813
Financial Services 0.5%
Apollo Global Management,
Inc. ,
6.38%, 11/15/2033 25,000 27,029
5.80%, 5/21/2054(b) 50,000 50,212
Berkshire Hathaway, Inc. ,
3.13%, 3/15/2026 400,000 393,862
4.50%, 2/11/2043(b) 250,000 230,980
Block Financial LLC ,
2.50%, 7/15/2028 105,000 95,492
Corebridge Financial, Inc. ,
3.65%, 4/5/2027 50,000 48,614
3.85%, 4/5/2029(b) 50,000 47,745
3.90%, 4/5/2032(b) 50,000 45,508
6.05%, 9/15/2033 50,000 51,717
5.75%, 1/15/2034(b) 25,000 25,466
4.35%, 4/5/2042 50,000 41,624
4.40%, 4/5/2052(b) 210,000 168,702
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 3.85%),
6.88%, 12/15/2052(b)(c) 76,000 77,993
Enact Holdings, Inc. ,
6.25%, 5/28/2029(b) 50,000 50,950
Equitable Holdings, Inc. ,
4.35%, 4/20/2028 650,000 636,845
5.59%, 1/11/2033 150,000 151,393
Essent Group Ltd. ,
6.25%, 7/1/2029(b) 25,000 25,522
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
Fidelity National Information
Services, Inc. ,
1.15%, 3/1/2026 95,000 91,128
1.65%, 3/1/2028(b) 110,000 99,456
2.25%, 3/1/2031(b) 86,000 72,881
3.10%, 3/1/2041 75,000 54,483
Fiserv, Inc. ,
3.20%, 7/1/2026 300,000 293,393
5.15%, 3/15/2027 50,000 50,408
2.25%, 6/1/2027 400,000 377,234
5.45%, 3/2/2028 60,000 60,946
5.38%, 8/21/2028 50,000 50,684
3.50%, 7/1/2029 300,000 281,477
4.75%, 3/15/2030 50,000 49,391
2.65%, 6/1/2030 215,000 190,034
5.35%, 3/15/2031(b) 50,000 50,825
5.60%, 3/2/2033 40,000 40,513
5.63%, 8/21/2033 50,000 50,882
5.45%, 3/15/2034 50,000 50,030
5.15%, 8/12/2034 50,000 48,857
4.40%, 7/1/2049(b) 200,000 163,285
Global Payments, Inc. ,
1.20%, 3/1/2026(b) 300,000 287,586
2.15%, 1/15/2027(b) 90,000 85,302
4.45%, 6/1/2028(b) 300,000 293,275
3.20%, 8/15/2029(b) 150,000 137,396
5.30%, 8/15/2029(b) 45,000 45,079
2.90%, 5/15/2030(b) 78,000 69,443
2.90%, 11/15/2031 155,000 132,566
5.95%, 8/15/2052(b) 30,000 29,081
HA Sustainable Infrastructure
Capital, Inc. ,
6.38%, 7/1/2034(f) 50,000 48,692
Jackson Financial, Inc. ,
3.13%, 11/23/2031(b) 200,000 170,479
Mastercard, Inc. ,
3.30%, 3/26/2027(b) 60,000 58,514
4.10%, 1/15/2028(b) 40,000 39,566
4.88%, 3/9/2028 40,000 40,455
2.95%, 6/1/2029(b) 200,000 186,612
3.35%, 3/26/2030 370,000 345,757
2.00%, 11/18/2031(b) 300,000 249,223
4.35%, 1/15/2032 50,000 48,322
4.85%, 3/9/2033 50,000 49,572
4.88%, 5/9/2034 50,000 49,225
4.55%, 1/15/2035 45,000 43,122
3.80%, 11/21/2046 250,000 195,704
3.85%, 3/26/2050 162,000 125,353
National Rural Utilities
Cooperative Finance Corp. ,
5.60%, 11/13/2026 25,000 25,412
4.80%, 2/5/2027 25,000 25,076
5.10%, 5/6/2027 25,000 25,201
4.80%, 3/15/2028 125,000 125,218
5.05%, 9/15/2028 25,000 25,189
4.85%, 2/7/2029 25,000 25,013
3.70%, 3/15/2029 100,000 95,566
5.15%, 6/15/2029 50,000 50,592
2.40%, 3/15/2030(b) 185,000 163,207
5.00%, 2/7/2031 25,000 25,131
Series C, 8.00%,
3/1/2032(b) 159,000 184,906

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 29
Corporate Bonds
Principal
Amount ($) Value ($)
Financial Services
National Rural Utilities
Cooperative Finance Corp.,
2.75%, 4/15/2032 50,000 42,748
4.15%, 12/15/2032 30,000 27,991
5.80%, 1/15/2033 50,000 51,724
5.00%, 8/15/2034 25,000 24,505
NMI Holdings, Inc. ,
6.00%, 8/15/2029 25,000 25,107
ORIX Corp. ,
5.00%, 9/13/2027 40,000 40,218
4.65%, 9/10/2029 25,000 24,585
4.00%, 4/13/2032 50,000 45,936
5.20%, 9/13/2032(b) 40,000 39,861
PayPal Holdings, Inc. ,
2.85%, 10/1/2029(b) 170,000 155,424
2.30%, 6/1/2030(b) 100,000 87,638
4.40%, 6/1/2032(b) 60,000 57,616
5.15%, 6/1/2034 50,000 49,678
3.25%, 6/1/2050(b) 120,000 81,306
5.05%, 6/1/2052 60,000 55,439
5.50%, 6/1/2054 50,000 48,830
5.25%, 6/1/2062 60,000 54,530
Radian Group, Inc. ,
6.20%, 5/15/2029(b) 50,000 51,312
Shell International Finance
BV ,
2.88%, 5/10/2026(b) 500,000 488,854
6.38%, 12/15/2038 250,000 272,095
2.88%, 11/26/2041 50,000 35,340
3.00%, 11/26/2051 100,000 63,282
Visa, Inc. ,
2.05%, 4/15/2030(b) 160,000 139,918
1.10%, 2/15/2031 300,000 242,626
4.30%, 12/14/2045 400,000 342,363
2.00%, 8/15/2050 300,000 161,766
Voya Financial, Inc. ,
3.65%, 6/15/2026(b) 250,000 245,824
Western Union Co. (The) ,
6.20%, 11/17/2036 150,000 151,882
Woodside Finance Ltd. ,
5.10%, 9/12/2034(b) 75,000 71,343
5.70%, 9/12/2054 75,000 69,966
10,996,103
Food Products 0.4%
Archer-Daniels-Midland Co. ,
2.90%, 3/1/2032 20,000 17,272
4.02%, 4/16/2043(b) 172,000 142,133
2.70%, 9/15/2051 80,000 47,933
Bunge Ltd. Finance Corp. ,
4.10%, 1/7/2028(b) 25,000 24,489
4.20%, 9/17/2029(b) 25,000 24,264
2.75%, 5/14/2031(b) 100,000 86,438
4.65%, 9/17/2034 25,000 23,599
Campbell's Co. (The) ,
5.30%, 3/20/2026 45,000 45,300
5.20%, 3/19/2027 50,000 50,463
4.15%, 3/15/2028(b) 500,000 487,924
5.20%, 3/21/2029(b) 50,000 50,491
5.40%, 3/21/2034(b) 50,000 49,750
4.75%, 3/23/2035(b) 50,000 47,147
5.25%, 10/13/2054 25,000 22,586
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Conagra Brands, Inc. ,
5.30%, 10/1/2026 50,000 50,506
7.00%, 10/1/2028 221,000 234,191
5.30%, 11/1/2038(b) 250,000 234,885
General Mills, Inc. ,
4.70%, 1/30/2027(b) 50,000 49,986
4.20%, 4/17/2028(b) 500,000 489,596
5.50%, 10/17/2028(b) 55,000 56,141
4.88%, 1/30/2030 50,000 49,663
2.25%, 10/14/2031(b) 100,000 83,396
4.95%, 3/29/2033(b) 30,000 29,267
5.25%, 1/30/2035 50,000 49,299
3.00%, 2/1/2051(b) 100,000 63,271
Hershey Co. (The) ,
2.45%, 11/15/2029 250,000 225,453
Hormel Foods Corp. ,
4.80%, 3/30/2027 45,000 45,198
1.70%, 6/3/2028(b) 200,000 181,171
3.05%, 6/3/2051 200,000 129,977
Ingredion, Inc. ,
2.90%, 6/1/2030(b) 200,000 179,626
J M Smucker Co. (The) ,
5.90%, 11/15/2028 75,000 77,683
2.13%, 3/15/2032 100,000 81,358
6.20%, 11/15/2033 75,000 79,081
4.25%, 3/15/2035 300,000 271,688
6.50%, 11/15/2043(b) 40,000 42,582
6.50%, 11/15/2053(b) 25,000 26,818
JBS USA Holding Lux Sarl ,
5.13%, 2/1/2028(b) 100,000 99,300
5.50%, 1/15/2030 88,000 87,838
3.00%, 5/15/2032 200,000 166,492
5.75%, 4/1/2033 73,000 72,665
6.75%, 3/15/2034 140,000 148,017
4.38%, 2/2/2052 100,000 75,365
6.50%, 12/1/2052(b) 100,000 101,722
7.25%, 11/15/2053 100,000 110,181
Kellanova ,
3.25%, 4/1/2026 125,000 122,946
5.25%, 3/1/2033 30,000 29,970
4.50%, 4/1/2046 250,000 210,506
5.75%, 5/16/2054 25,000 24,938
Kraft Heinz Foods Co. ,
3.00%, 6/1/2026(b) 400,000 390,418
5.00%, 6/4/2042 400,000 359,274
4.38%, 6/1/2046(b) 400,000 323,861
5.50%, 6/1/2050(b) 200,000 187,631
McCormick & Co., Inc. ,
3.40%, 8/15/2027(b) 100,000 96,978
4.95%, 4/15/2033 100,000 97,590
4.70%, 10/15/2034 25,000 23,535
Mead Johnson Nutrition Co. ,
4.60%, 6/1/2044 50,000 43,579
Mondelez International, Inc. ,
4.75%, 2/20/2029(b) 50,000 49,819
2.75%, 4/13/2030(b) 92,000 82,288
1.50%, 2/4/2031 70,000 57,069
4.75%, 8/28/2034(b) 50,000 47,840
2.63%, 9/4/2050 40,000 23,395
Pilgrim's Pride Corp. ,
4.25%, 4/15/2031(b) 100,000 92,025
6.25%, 7/1/2033 45,000 45,849

30 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Food Products
Pilgrim’s Pride Corp.,
6.88%, 5/15/2034 100,000 106,335
Tyson Foods, Inc. ,
3.55%, 6/2/2027 100,000 96,987
5.40%, 3/15/2029(b) 50,000 50,541
5.70%, 3/15/2034(b) 50,000 50,674
4.55%, 6/2/2047(b) 100,000 82,064
5.10%, 9/28/2048 250,000 221,841
Unilever Capital Corp. ,
2.00%, 7/28/2026(b) 100,000 96,380
1.38%, 9/14/2030(b) 165,000 137,335
5.90%, 11/15/2032(b) 206,000 218,777
2.63%, 8/12/2051 200,000 121,042
8,203,692
Gas Utilities 0.1%
Atmos Energy Corp. ,
3.00%, 6/15/2027(b) 500,000 481,426
5.90%, 11/15/2033 50,000 52,306
4.13%, 10/15/2044 74,000 60,261
4.30%, 10/1/2048 100,000 82,033
3.38%, 9/15/2049 160,000 109,873
5.75%, 10/15/2052 30,000 30,059
5.00%, 12/15/2054 60,000 54,044
CenterPoint Energy
Resources Corp. ,
5.25%, 3/1/2028(b) 140,000 141,343
4.40%, 7/1/2032 40,000 37,872
5.40%, 3/1/2033 100,000 100,393
5.40%, 7/1/2034 100,000 99,734
National Fuel Gas Co. ,
5.50%, 10/1/2026 20,000 20,150
ONE Gas, Inc. ,
4.66%, 2/1/2044(b) 250,000 218,593
Piedmont Natural Gas Co.,
Inc. ,
5.40%, 6/15/2033 20,000 19,997
5.10%, 2/15/2035(b) 25,000 24,233
3.35%, 6/1/2050 150,000 98,987
Southern California Gas Co. ,
2.95%, 4/15/2027 80,000 76,967
5.20%, 6/1/2033 40,000 39,796
5.05%, 9/1/2034 50,000 49,267
6.35%, 11/15/2052 10,000 10,756
5.75%, 6/1/2053 40,000 39,736
5.60%, 4/1/2054(b) 25,000 24,434
Southwest Gas Corp. ,
5.80%, 12/1/2027(b) 100,000 102,403
4.05%, 3/15/2032(b) 100,000 92,871
3.18%, 8/15/2051 90,000 56,837
Washington Gas Light Co. ,
3.65%, 9/15/2049 100,000 71,784
2,196,155
Ground Transportation 0.4%
Burlington Northern Santa Fe
LLC ,
3.25%, 6/15/2027(b) 300,000 291,465
4.90%, 4/1/2044(b) 102,000 93,395
4.55%, 9/1/2044 250,000 217,879
3.90%, 8/1/2046 200,000 155,978
4.05%, 6/15/2048(b) 250,000 199,025
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Burlington Northern Santa Fe
LLC,
3.55%, 2/15/2050 250,000 180,646
2.88%, 6/15/2052 25,000 15,554
4.45%, 1/15/2053(b) 300,000 251,293
5.20%, 4/15/2054(b) 100,000 94,108
5.50%, 3/15/2055 90,000 88,410
Canadian National Railway
Co. ,
6.90%, 7/15/2028 242,000 258,578
3.85%, 8/5/2032 40,000 36,911
4.38%, 9/18/2034(b) 50,000 47,028
6.20%, 6/1/2036 236,000 252,759
2.45%, 5/1/2050 85,000 49,381
4.40%, 8/5/2052 35,000 29,273
Canadian Pacific Railway Co. ,
2.88%, 11/15/2029(b) 160,000 146,162
2.45%, 12/2/2031(b) 35,000 29,843
5.95%, 5/15/2037 250,000 258,990
3.00%, 12/2/2041 25,000 18,150
3.10%, 12/2/2051 30,000 19,493
4.20%, 11/15/2069 115,000 84,290
6.13%, 9/15/2115 100,000 100,008
CSX Corp. ,
4.25%, 3/15/2029 100,000 97,914
4.10%, 11/15/2032(b) 40,000 37,437
5.20%, 11/15/2033(b) 100,000 100,165
4.10%, 3/15/2044(b) 250,000 204,749
4.30%, 3/1/2048 250,000 205,799
4.50%, 3/15/2049 150,000 127,248
3.95%, 5/1/2050 100,000 77,394
4.50%, 11/15/2052(b) 40,000 33,731
4.50%, 8/1/2054(b) 150,000 125,380
4.65%, 3/1/2068 40,000 32,703
Norfolk Southern Corp. ,
2.55%, 11/1/2029(b) 100,000 90,268
5.05%, 8/1/2030(b) 90,000 90,919
3.00%, 3/15/2032 55,000 47,978
4.45%, 3/1/2033(b) 200,000 190,817
5.55%, 3/15/2034 50,000 51,001
4.45%, 6/15/2045 200,000 169,186
3.40%, 11/1/2049(b) 170,000 117,504
2.90%, 8/25/2051 100,000 61,598
3.70%, 3/15/2053 40,000 28,747
4.55%, 6/1/2053(b) 45,000 37,693
5.35%, 8/1/2054(b) 70,000 66,645
3.16%, 5/15/2055 250,000 157,902
5.95%, 3/15/2064(b) 75,000 76,902
Ryder System, Inc. ,
1.75%, 9/1/2026 165,000 156,914
2.90%, 12/1/2026(b) 270,000 260,559
2.85%, 3/1/2027 25,000 23,993
4.30%, 6/15/2027 25,000 24,696
5.65%, 3/1/2028(b) 40,000 40,928
5.25%, 6/1/2028(b) 40,000 40,415
6.30%, 12/1/2028 25,000 26,202
5.38%, 3/15/2029(b) 25,000 25,312
6.60%, 12/1/2033(b) 25,000 27,055
Uber Technologies, Inc. ,
4.80%, 9/15/2034(b) 106,000 101,449
5.35%, 9/15/2054(b) 110,000 102,290

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 31
Corporate Bonds
Principal
Amount ($) Value ($)
Ground Transportation
Union Pacific Corp. ,
4.75%, 2/21/2026 200,000 200,494
2.15%, 2/5/2027(b) 55,000 52,435
3.95%, 9/10/2028(b) 500,000 486,547
2.38%, 5/20/2031(b) 200,000 172,659
4.50%, 1/20/2033(b) 100,000 96,134
3.60%, 9/15/2037 100,000 83,916
3.20%, 5/20/2041(b) 100,000 74,861
4.05%, 11/15/2045 220,000 176,887
4.05%, 3/1/2046 40,000 31,926
2.95%, 3/10/2052(b) 335,000 211,485
4.95%, 5/15/2053(b) 100,000 91,394
3.95%, 8/15/2059 300,000 218,120
3.84%, 3/20/2060 400,000 285,866
8,160,836
Health Care Equipment & Supplies 0.3%
Abbott Laboratories ,
3.75%, 11/30/2026 298,000 294,439
1.15%, 1/30/2028(b) 90,000 81,498
1.40%, 6/30/2030 95,000 80,299
4.75%, 11/30/2036 150,000 144,907
5.30%, 5/27/2040 200,000 200,731
4.90%, 11/30/2046 250,000 233,357
Baxter International, Inc. ,
2.60%, 8/15/2026(b) 460,000 444,661
1.92%, 2/1/2027(b) 280,000 263,939
2.27%, 12/1/2028(b) 190,000 171,270
2.54%, 2/1/2032(b) 300,000 250,238
3.13%, 12/1/2051 30,000 18,618
Becton Dickinson & Co. ,
3.70%, 6/6/2027 326,000 318,286
4.69%, 2/13/2028 65,000 64,680
5.08%, 6/7/2029(b) 50,000 50,321
1.96%, 2/11/2031(b) 96,000 79,975
4.30%, 8/22/2032 40,000 37,663
4.67%, 6/6/2047 200,000 171,180
3.79%, 5/20/2050 91,000 67,169
Boston Scientific Corp. ,
2.65%, 6/1/2030 300,000 267,867
4.70%, 3/1/2049 100,000 87,808
DH Europe Finance II Sarl ,
2.60%, 11/15/2029(b) 100,000 90,443
3.25%, 11/15/2039 100,000 77,900
3.40%, 11/15/2049(b) 140,000 99,046
GE HealthCare Technologies,
Inc. ,
5.65%, 11/15/2027 200,000 204,972
4.80%, 8/14/2029 40,000 39,626
5.91%, 11/22/2032 300,000 311,683
6.38%, 11/22/2052(b) 100,000 107,497
Koninklijke Philips NV ,
5.00%, 3/15/2042 100,000 89,976
Medtronic Global Holdings
SCA ,
4.25%, 3/30/2028(b) 35,000 34,564
4.50%, 3/30/2033 60,000 57,323
Medtronic, Inc. ,
4.38%, 3/15/2035(b) 350,000 328,495
4.63%, 3/15/2045 172,000 152,682
Smith & Nephew plc ,
2.03%, 10/14/2030(b) 96,000 80,460
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Equipment & Supplies
Solventum Corp. ,
5.45%, 2/25/2027(f) 50,000 50,473
5.40%, 3/1/2029(f) 85,000 85,214
5.45%, 3/13/2031(f) 100,000 99,921
5.60%, 3/23/2034(f) 100,000 99,508
5.90%, 4/30/2054(b)(f) 100,000 97,272
6.00%, 5/15/2064(b)(f) 100,000 97,518
STERIS Irish FinCo. UnLtd
Co. ,
2.70%, 3/15/2031 150,000 129,524
Stryker Corp. ,
3.50%, 3/15/2026 70,000 69,065
4.85%, 12/8/2028 25,000 25,066
4.25%, 9/11/2029(b) 50,000 48,647
1.95%, 6/15/2030(b) 80,000 68,781
4.63%, 3/15/2046 200,000 173,254
Zimmer Biomet Holdings, Inc. ,
5.35%, 12/1/2028(b) 50,000 50,729
2.60%, 11/24/2031(b) 200,000 170,698
5.20%, 9/15/2034 50,000 49,005
4.45%, 8/15/2045(b) 150,000 125,314
6,443,562
Health Care Providers & Services 1.1%
Advocate Health & Hospitals
Corp. ,
4.27%, 8/15/2048 57,000 47,399
Series 2020, 3.01%,
6/15/2050 66,000 43,232
Aetna, Inc. ,
6.63%, 6/15/2036 50,000 52,658
Allina Health System ,
Series 2019, 3.89%,
4/15/2049 50,000 38,187
Ascension Health ,
Series B, 3.11%, 11/15/2039 218,000 165,011
Banner Health ,
Series 2020, 3.18%,
1/1/2050(b) 39,000 26,128
Baylor Scott & White Holdings ,
Series 2021, 2.84%,
11/15/2050 86,000 54,641
Cardinal Health, Inc. ,
4.70%, 11/15/2026 25,000 24,952
3.41%, 6/15/2027(b) 100,000 96,919
5.13%, 2/15/2029 25,000 25,053
5.00%, 11/15/2029(b) 25,000 24,844
5.35%, 11/15/2034 25,000 24,464
4.37%, 6/15/2047(b) 200,000 159,598
Cencora, Inc. ,
4.85%, 12/15/2029 25,000 24,838
4.30%, 12/15/2047(b) 200,000 161,307
Centene Corp. ,
4.25%, 12/15/2027 400,000 387,481
2.45%, 7/15/2028(b) 400,000 359,963
3.38%, 2/15/2030 300,000 267,204
3.00%, 10/15/2030 400,000 345,159
Cigna Group (The) ,
4.50%, 2/25/2026 229,000 228,387
3.05%, 10/15/2027(b) 400,000 382,927
4.38%, 10/15/2028(b) 300,000 294,085
5.00%, 5/15/2029 50,000 49,959

32 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Cigna Group (The),
2.38%, 3/15/2031 110,000 93,146
5.13%, 5/15/2031 50,000 49,757
5.40%, 3/15/2033 60,000 59,910
5.25%, 2/15/2034 50,000 49,037
4.80%, 8/15/2038 200,000 181,310
4.80%, 7/15/2046 250,000 213,616
4.90%, 12/15/2048(b) 500,000 425,684
3.40%, 3/15/2051(b) 150,000 97,839
5.60%, 2/15/2054(b) 50,000 46,828
Cleveland Clinic Foundation
(The) ,
4.86%, 1/1/2114(b) 30,000 24,937
CommonSpirit Health ,
2.78%, 10/1/2030 77,000 68,159
5.32%, 12/1/2034(b) 110,000 108,538
3.82%, 10/1/2049 108,000 80,103
4.19%, 10/1/2049 37,000 28,953
3.91%, 10/1/2050 149,000 109,658
6.46%, 11/1/2052 91,000 97,163
CVS Health Corp. ,
5.00%, 2/20/2026 75,000 74,922
2.88%, 6/1/2026(b) 400,000 388,434
4.30%, 3/25/2028(b) 652,000 631,727
5.00%, 1/30/2029 80,000 78,926
5.40%, 6/1/2029 100,000 100,042
3.25%, 8/15/2029 150,000 136,560
5.13%, 2/21/2030(b) 80,000 78,316
1.75%, 8/21/2030 360,000 293,048
5.25%, 1/30/2031 65,000 63,482
1.88%, 2/28/2031 210,000 169,287
5.55%, 6/1/2031(b) 100,000 99,268
2.13%, 9/15/2031 10,000 8,009
5.25%, 2/21/2033(b) 80,000 76,692
5.30%, 6/1/2033(b) 80,000 76,691
5.70%, 6/1/2034(b) 100,000 98,293
4.88%, 7/20/2035 200,000 181,682
4.78%, 3/25/2038 400,000 345,869
4.13%, 4/1/2040 200,000 156,220
6.00%, 6/1/2044(b) 100,000 94,566
5.13%, 7/20/2045(b) 300,000 252,049
5.05%, 3/25/2048 600,000 494,728
4.25%, 4/1/2050 85,000 62,048
5.63%, 2/21/2053(b) 80,000 70,955
5.88%, 6/1/2053(b) 80,000 73,387
6.05%, 6/1/2054(b) 100,000 93,804
6.00%, 6/1/2063 80,000 72,963
Elevance Health, Inc. ,
4.50%, 10/30/2026 30,000 29,913
3.65%, 12/1/2027(b) 300,000 291,849
5.15%, 6/15/2029 45,000 45,246
4.75%, 2/15/2030 30,000 29,641
2.25%, 5/15/2030(b) 200,000 173,747
4.95%, 11/1/2031(b) 75,000 73,757
4.10%, 5/15/2032 40,000 36,986
5.50%, 10/15/2032(b) 100,000 100,969
4.75%, 2/15/2033(b) 120,000 115,016
5.38%, 6/15/2034(b) 50,000 49,555
5.20%, 2/15/2035 70,000 68,364
4.63%, 5/15/2042(b) 250,000 215,859
5.10%, 1/15/2044 50,000 45,439
4.65%, 8/15/2044 100,000 85,759
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Elevance Health, Inc.,
4.38%, 12/1/2047(b) 300,000 241,812
3.60%, 3/15/2051 200,000 139,147
4.55%, 5/15/2052 40,000 32,239
5.13%, 2/15/2053(b) 150,000 133,448
5.65%, 6/15/2054(b) 50,000 47,911
5.70%, 2/15/2055 40,000 38,563
5.85%, 11/1/2064(b) 75,000 72,353
Hackensack Meridian Health,
Inc. ,
Series 2020, 2.88%,
9/1/2050 117,000 73,412
HCA, Inc. ,
5.25%, 6/15/2026 350,000 350,848
5.38%, 9/1/2026 220,000 220,660
3.13%, 3/15/2027(b) 30,000 28,870
5.20%, 6/1/2028(b) 40,000 40,098
4.13%, 6/15/2029(b) 250,000 238,453
3.50%, 9/1/2030 500,000 454,100
2.38%, 7/15/2031(b) 50,000 41,497
3.63%, 3/15/2032(b) 375,000 330,514
5.50%, 6/1/2033(b) 80,000 79,145
5.60%, 4/1/2034(b) 55,000 54,180
5.45%, 9/15/2034 150,000 146,204
5.50%, 6/15/2047(b) 160,000 145,279
5.25%, 6/15/2049(b) 80,000 69,215
3.50%, 7/15/2051 120,000 77,611
4.63%, 3/15/2052 330,000 257,526
5.90%, 6/1/2053(b) 75,000 70,778
6.00%, 4/1/2054(b) 45,000 42,868
5.95%, 9/15/2054(b) 55,000 52,309
6.10%, 4/1/2064(b) 75,000 71,555
Humana, Inc. ,
1.35%, 2/3/2027(b) 280,000 260,323
5.75%, 3/1/2028(b) 60,000 61,092
5.75%, 12/1/2028 25,000 25,461
3.70%, 3/23/2029(b) 100,000 94,391
5.38%, 4/15/2031 25,000 24,791
2.15%, 2/3/2032(b) 215,000 171,256
5.88%, 3/1/2033(b) 100,000 100,369
5.95%, 3/15/2034 25,000 25,192
3.95%, 8/15/2049 150,000 107,880
5.75%, 4/15/2054(b) 74,000 68,581
Johns Hopkins Health System
Corp. (The) ,
3.84%, 5/15/2046 20,000 15,818
Kaiser Foundation Hospitals ,
Series 2021, 2.81%,
6/1/2041 86,000 60,836
4.88%, 4/1/2042 250,000 231,217
Series 2019, 3.27%,
11/1/2049 122,000 84,596
Laboratory Corp. of America
Holdings ,
1.55%, 6/1/2026 35,000 33,444
2.95%, 12/1/2029(b) 250,000 226,802
4.35%, 4/1/2030 50,000 48,239
4.55%, 4/1/2032(b) 50,000 47,868
4.80%, 10/1/2034 50,000 47,383
4.70%, 2/1/2045(b) 75,000 64,483

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 33
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
Mass General Brigham, Inc. ,
Series 2017, 3.77%,
7/1/2048 43,000 32,799
Series 2020, 3.19%,
7/1/2049(b) 100,000 67,795
Mayo Clinic ,
Series 2021, 3.20%,
11/15/2061(b) 79,000 50,921
McKesson Corp. ,
1.30%, 8/15/2026 100,000 94,776
3.95%, 2/16/2028 250,000 243,584
4.25%, 9/15/2029(b) 25,000 24,443
Memorial Sloan-Kettering
Cancer Center ,
Series 2020, 2.96%,
1/1/2050 57,000 37,357
4.13%, 7/1/2052(b) 50,000 40,473
Mount Sinai Hospital (The) ,
Series 2017, 3.98%,
7/1/2048(b) 33,000 23,916
New York and Presbyterian
Hospital (The) ,
2.61%, 8/1/2060 250,000 135,383
Northwell Healthcare, Inc. ,
3.98%, 11/1/2046(b) 150,000 114,542
4.26%, 11/1/2047 35,000 27,981
Novant Health, Inc. ,
3.17%, 11/1/2051 130,000 85,870
PeaceHealth Obligated Group ,
Series 2018, 4.79%,
11/15/2048 100,000 84,764
Providence St Joseph Health
Obligated Group ,
Series A, 3.93%, 10/1/2048 38,000 28,507
Series 21A, 2.70%,
10/1/2051(b) 151,000 87,049
Quest Diagnostics, Inc. ,
4.60%, 12/15/2027 25,000 24,964
4.20%, 6/30/2029(b) 100,000 96,932
4.63%, 12/15/2029(b) 25,000 24,593
2.95%, 6/30/2030 75,000 67,369
5.00%, 12/15/2034(b) 100,000 97,099
Stanford Health Care ,
Series 2018, 3.80%,
11/15/2048 30,000 23,052
Sutter Health ,
Series 2018, 3.70%,
8/15/2028 40,000 38,346
Series 2018, 4.09%,
8/15/2048 50,000 40,235
Series 20A, 3.36%,
8/15/2050(b) 134,000 94,177
Trinity Health Corp. ,
Series 2019, 3.43%,
12/1/2048 62,000 45,995
UnitedHealth Group, Inc. ,
1.15%, 5/15/2026(b) 120,000 114,677
4.75%, 7/15/2026 40,000 40,100
3.38%, 4/15/2027(b) 200,000 194,875
4.60%, 4/15/2027(b) 55,000 55,069
3.70%, 5/15/2027(b) 55,000 53,915
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care Providers & Services
UnitedHealth Group, Inc.,
2.95%, 10/15/2027 200,000 191,406
5.25%, 2/15/2028(b) 45,000 45,694
4.25%, 1/15/2029 120,000 117,610
4.70%, 4/15/2029(b) 50,000 49,785
4.00%, 5/15/2029(b) 100,000 96,598
4.80%, 1/15/2030 125,000 124,364
5.30%, 2/15/2030(b) 300,000 304,836
4.90%, 4/15/2031(b) 75,000 74,560
2.30%, 5/15/2031(b) 75,000 63,773
4.95%, 1/15/2032(b) 200,000 197,744
4.20%, 5/15/2032(b) 140,000 131,920
5.35%, 2/15/2033 60,000 60,378
4.50%, 4/15/2033(b) 120,000 113,853
5.00%, 4/15/2034(b) 75,000 73,189
5.15%, 7/15/2034(b) 200,000 197,331
4.63%, 7/15/2035(b) 105,000 99,140
5.80%, 3/15/2036 500,000 515,836
3.50%, 8/15/2039 100,000 79,088
3.05%, 5/15/2041 180,000 129,938
3.95%, 10/15/2042 250,000 200,683
5.50%, 7/15/2044 200,000 193,994
4.75%, 7/15/2045(b) 250,000 220,267
4.25%, 6/15/2048 300,000 240,696
3.70%, 8/15/2049 500,000 363,388
3.25%, 5/15/2051 60,000 39,609
4.75%, 5/15/2052 200,000 171,359
5.88%, 2/15/2053 145,000 145,386
5.05%, 4/15/2053(b) 120,000 108,060
5.38%, 4/15/2054(b) 275,000 257,909
5.63%, 7/15/2054 200,000 194,141
3.88%, 8/15/2059(b) 100,000 70,793
3.13%, 5/15/2060 100,000 59,501
4.95%, 5/15/2062 100,000 86,172
6.05%, 2/15/2063 190,000 194,007
5.20%, 4/15/2063(b) 80,000 71,961
5.50%, 4/15/2064 75,000 70,066
5.75%, 7/15/2064 170,000 165,182
Universal Health Services,
Inc. ,
1.65%, 9/1/2026 100,000 94,655
4.63%, 10/15/2029(b) 50,000 48,226
2.65%, 1/15/2032(b) 100,000 81,841
5.05%, 10/15/2034 30,000 27,991
Willis-Knighton Medical
Center ,
Series 2018, 4.81%,
9/1/2048(b) 41,000 35,037
24,003,244
Health Care REITs 0.1%
Alexandria Real Estate
Equities, Inc. ,
1.88%, 2/1/2033 300,000 231,113
4.85%, 4/15/2049 300,000 257,522
3.55%, 3/15/2052(b) 70,000 47,640
5.15%, 4/15/2053(b) 70,000 62,350
5.63%, 5/15/2054 50,000 47,865
DOC DR LLC ,
2.63%, 11/1/2031 50,000 42,255

34 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Health Care REITs
Healthcare Realty Holdings
LP ,
3.10%, 2/15/2030 250,000 224,669
Healthpeak OP LLC ,
1.35%, 2/1/2027 60,000 55,936
3.50%, 7/15/2029 125,000 116,957
3.00%, 1/15/2030(b) 180,000 162,894
5.25%, 12/15/2032(b) 85,000 84,364
Omega Healthcare Investors,
Inc. ,
4.50%, 4/1/2027 550,000 542,959
3.63%, 10/1/2029 100,000 92,236
Sabra Health Care LP ,
3.90%, 10/15/2029 50,000 46,728
3.20%, 12/1/2031(b) 100,000 85,796
Ventas Realty LP ,
4.00%, 3/1/2028 250,000 243,270
4.40%, 1/15/2029 82,000 79,818
3.00%, 1/15/2030 100,000 90,334
2.50%, 9/1/2031(b) 100,000 84,466
5.63%, 7/1/2034 25,000 25,171
5.00%, 1/15/2035(b) 25,000 23,887
Welltower OP LLC ,
4.25%, 4/1/2026 50,000 49,745
2.05%, 1/15/2029(b) 70,000 62,588
3.10%, 1/15/2030 100,000 91,050
2.75%, 1/15/2031 300,000 261,847
2.75%, 1/15/2032(b) 200,000 170,130
3,283,590
Health Care Technology 0.0%
†
IQVIA, Inc. ,
6.25%, 2/1/2029 88,000 90,986
Hotel & Resort REITs 0.0%
†
Host Hotels & Resorts LP ,
Series H, 3.38%,
12/15/2029(b) 100,000 91,484
Series J, 2.90%,
12/15/2031(b) 80,000 68,068
5.70%, 7/1/2034(b) 25,000 24,959
5.50%, 4/15/2035(b) 25,000 24,472
208,983
Hotels, Restaurants & Leisure 0.2%
Booking Holdings, Inc. ,
4.63%, 4/13/2030(b) 200,000 198,139
Choice Hotels International,
Inc. ,
5.85%, 8/1/2034(b) 50,000 50,061
Darden Restaurants, Inc. ,
4.35%, 10/15/2027 25,000 24,662
4.55%, 10/15/2029(b) 25,000 24,388
6.30%, 10/10/2033(b) 50,000 52,446
Expedia Group, Inc. ,
3.80%, 2/15/2028(b) 200,000 193,184
3.25%, 2/15/2030(b) 165,000 152,142
Hyatt Hotels Corp. ,
4.85%, 3/15/2026 100,000 99,945
5.25%, 6/30/2029 25,000 25,015
5.38%, 12/15/2031 45,000 44,787
5.50%, 6/30/2034(b) 25,000 24,826
Corporate Bonds
Principal
Amount ($) Value ($)
Hotels, Restaurants & Leisure
Las Vegas Sands Corp. ,
3.50%, 8/18/2026 72,000 70,132
5.90%, 6/1/2027(b) 25,000 25,362
6.00%, 8/15/2029 25,000 25,325
Marriott International, Inc. ,
5.00%, 10/15/2027(b) 55,000 55,437
5.55%, 10/15/2028 50,000 51,085
Series FF, 4.63%,
6/15/2030(b) 92,000 90,288
Series HH, 2.85%,
4/15/2031(b) 200,000 174,718
Series GG, 3.50%,
10/15/2032(b) 200,000 176,440
5.30%, 5/15/2034(b) 100,000 99,221
McDonald's Corp. ,
3.70%, 1/30/2026(b) 300,000 297,674
3.80%, 4/1/2028(b) 200,000 194,643
4.80%, 8/14/2028 50,000 50,093
5.00%, 5/17/2029(b) 25,000 25,172
4.95%, 8/14/2033(b) 75,000 74,378
5.20%, 5/17/2034 25,000 25,260
4.70%, 12/9/2035(b) 400,000 381,383
4.88%, 7/15/2040 250,000 232,026
4.88%, 12/9/2045(b) 250,000 223,944
3.63%, 9/1/2049(b) 200,000 144,179
4.20%, 4/1/2050(b) 50,000 39,481
5.45%, 8/14/2053(b) 75,000 71,852
Sands China Ltd. ,
5.40%, 8/8/2028(e) 200,000 197,770
Starbucks Corp. ,
4.75%, 2/15/2026 50,000 50,124
4.85%, 2/8/2027(b) 25,000 25,120
3.50%, 3/1/2028(b) 250,000 241,133
2.55%, 11/15/2030(b) 200,000 175,268
4.90%, 2/15/2031 25,000 24,948
3.00%, 2/14/2032(b) 140,000 122,539
4.80%, 2/15/2033 100,000 97,550
5.00%, 2/15/2034(b) 25,000 24,476
4.45%, 8/15/2049 250,000 204,777
3.50%, 11/15/2050 200,000 138,168
4,719,561
Household Durables 0.0%
†
DR Horton, Inc. ,
1.30%, 10/15/2026 220,000 206,989
Leggett & Platt, Inc. ,
3.50%, 11/15/2051 50,000 30,415
MDC Holdings, Inc. ,
6.00%, 1/15/2043 100,000 99,570
Mohawk Industries, Inc. ,
5.85%, 9/18/2028 50,000 51,416
PulteGroup, Inc. ,
6.38%, 5/15/2033(b) 50,000 52,691
Whirlpool Corp. ,
2.40%, 5/15/2031 175,000 144,026
4.70%, 5/14/2032(b) 20,000 18,650
5.50%, 3/1/2033 50,000 48,838
5.75%, 3/1/2034 25,000 24,517
677,112

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 35
Corporate Bonds
Principal
Amount ($) Value ($)
Household Products 0.1%
Church & Dwight Co., Inc. ,
2.30%, 12/15/2031 100,000 83,695
5.60%, 11/15/2032 40,000 41,219
5.00%, 6/15/2052 40,000 36,173
Clorox Co. (The) ,
4.60%, 5/1/2032(b) 100,000 97,772
Colgate-Palmolive Co. ,
4.80%, 3/2/2026 16,000 16,072
4.60%, 3/1/2028(b) 16,000 16,108
3.25%, 8/15/2032(b) 35,000 31,444
4.60%, 3/1/2033 16,000 15,770
Kimberly-Clark Corp. ,
4.50%, 2/16/2033 100,000 97,286
6.63%, 8/1/2037(b) 130,000 146,926
3.20%, 7/30/2046(b) 165,000 116,311
2.88%, 2/7/2050 100,000 64,659
Procter & Gamble Co. (The) ,
4.10%, 1/26/2026(b) 150,000 149,569
1.00%, 4/23/2026(b) 170,000 162,972
2.85%, 8/11/2027(b) 250,000 240,625
4.35%, 1/29/2029(b) 50,000 49,766
4.15%, 10/24/2029(b) 50,000 49,419
1.20%, 10/29/2030(b) 100,000 82,549
1.95%, 4/23/2031(b) 300,000 255,770
4.55%, 1/29/2034 50,000 48,675
4.55%, 10/24/2034 50,000 48,912
3.60%, 3/25/2050(b) 300,000 230,271
2,081,963
Independent Power and Renewable Electricity Producers
0.0%
†
AES Corp. (The) ,
5.45%, 6/1/2028(b) 60,000 60,325
2.45%, 1/15/2031(b) 70,000 58,331
Constellation Energy
Generation LLC ,
5.60%, 3/1/2028(b) 40,000 40,798
5.80%, 3/1/2033 40,000 40,872
6.13%, 1/15/2034 25,000 26,169
6.25%, 10/1/2039 180,000 187,738
6.50%, 10/1/2053 76,000 80,504
5.75%, 3/15/2054 50,000 48,613
Oglethorpe Power Corp. ,
4.50%, 4/1/2047 40,000 32,773
5.25%, 9/1/2050 200,000 179,579
6.20%, 12/1/2053 50,000 51,486
Southern Power Co. ,
0.90%, 1/15/2026(b) 200,000 192,104
999,292
Industrial Conglomerates 0.1%
3M Co. ,
3.05%, 4/15/2030 100,000 91,680
5.70%, 3/15/2037 415,000 425,528
4.00%, 9/14/2048 96,000 75,490
3.25%, 8/26/2049 90,000 60,867
Honeywell International, Inc. ,
2.50%, 11/1/2026 500,000 482,609
1.10%, 3/1/2027(b) 100,000 93,064
4.65%, 7/30/2027 50,000 50,182
4.95%, 2/15/2028 60,000 60,686
4.25%, 1/15/2029 20,000 19,726
Corporate Bonds
Principal
Amount ($) Value ($)
Industrial Conglomerates
Honeywell International, Inc.,
2.70%, 8/15/2029(b) 500,000 458,261
4.88%, 9/1/2029(b) 50,000 50,301
4.70%, 2/1/2030 50,000 49,734
1.75%, 9/1/2031 100,000 81,969
4.95%, 9/1/2031(b) 50,000 50,021
4.75%, 2/1/2032 50,000 49,193
5.00%, 2/15/2033(b) 60,000 59,677
4.50%, 1/15/2034(b) 20,000 19,083
5.00%, 3/1/2035 100,000 97,995
2.80%, 6/1/2050 90,000 56,434
5.25%, 3/1/2054 124,000 116,124
5.35%, 3/1/2064(b) 50,000 46,874
Pentair Finance Sarl ,
5.90%, 7/15/2032 30,000 30,773
2,526,271
Industrial REITs 0.1%
Americold Realty Operating
Partnership LP ,
5.41%, 9/12/2034(b) 25,000 23,925
Prologis LP ,
4.88%, 6/15/2028(b) 45,000 45,109
2.88%, 11/15/2029(b) 125,000 114,433
2.25%, 4/15/2030 160,000 139,963
1.75%, 7/1/2030 65,000 54,788
1.25%, 10/15/2030(b) 65,000 53,277
2.25%, 1/15/2032(b) 200,000 166,446
4.63%, 1/15/2033 50,000 48,191
4.75%, 6/15/2033(b) 35,000 33,875
5.13%, 1/15/2034(b) 50,000 49,274
5.00%, 3/15/2034(b) 50,000 48,833
5.00%, 1/31/2035 50,000 48,720
3.00%, 4/15/2050 65,000 41,658
2.13%, 10/15/2050 155,000 81,239
5.25%, 6/15/2053(b) 30,000 28,009
5.25%, 3/15/2054 75,000 69,964
Rexford Industrial Realty LP ,
5.00%, 6/15/2028 20,000 19,924
2.15%, 9/1/2031(b) 90,000 73,126
1,140,754
Insurance 0.7%
Aflac, Inc. ,
3.60%, 4/1/2030 500,000 469,704
Alleghany Corp. ,
3.63%, 5/15/2030 50,000 47,027
3.25%, 8/15/2051(b) 50,000 33,606
Allstate Corp. (The) ,
5.05%, 6/24/2029 25,000 25,114
5.25%, 3/30/2033 20,000 19,963
6.50%, 5/15/2057(b) 195,000 199,942
American International Group,
Inc. ,
5.13%, 3/27/2033 60,000 59,254
4.75%, 4/1/2048 100,000 88,346
4.38%, 6/30/2050(b) 200,000 165,282
Aon Corp. ,
2.80%, 5/15/2030(b) 200,000 178,209
2.05%, 8/23/2031(b) 50,000 41,327
2.60%, 12/2/2031 25,000 21,195
5.00%, 9/12/2032 30,000 29,517

36 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Aon Corp.,
5.35%, 2/28/2033 25,000 24,889
2.90%, 8/23/2051 50,000 30,357
3.90%, 2/28/2052(b) 30,000 22,008
Aon Global Ltd. ,
4.60%, 6/14/2044(b) 250,000 211,470
Aon North America, Inc. ,
5.13%, 3/1/2027(b) 55,000 55,377
5.15%, 3/1/2029 75,000 75,223
5.30%, 3/1/2031(b) 75,000 75,307
5.45%, 3/1/2034(b) 75,000 74,869
5.75%, 3/1/2054 188,000 183,318
Arch Capital Finance LLC ,
5.03%, 12/15/2046(b) 250,000 223,956
Arthur J Gallagher & Co. ,
4.60%, 12/15/2027(b) 50,000 49,800
2.40%, 11/9/2031 200,000 167,504
5.00%, 2/15/2032 30,000 29,609
5.15%, 2/15/2035 40,000 38,998
3.50%, 5/20/2051 78,000 53,657
3.05%, 3/9/2052 100,000 62,351
5.75%, 3/2/2053(b) 12,000 11,775
Athene Holding Ltd. ,
6.15%, 4/3/2030 450,000 467,512
6.65%, 2/1/2033 50,000 52,992
5.88%, 1/15/2034(b) 25,000 25,339
6.25%, 4/1/2054(b) 50,000 50,086
Berkshire Hathaway Finance
Corp. ,
2.30%, 3/15/2027 100,000 95,787
4.20%, 8/15/2048 400,000 330,973
4.25%, 1/15/2049(b) 300,000 250,517
2.85%, 10/15/2050 45,000 28,238
3.85%, 3/15/2052(b) 100,000 75,703
Brighthouse Financial, Inc. ,
4.70%, 6/22/2047(b) 150,000 116,364
Brown & Brown, Inc. ,
4.20%, 3/17/2032(b) 30,000 27,651
5.65%, 6/11/2034 50,000 50,054
4.95%, 3/17/2052(b) 25,000 21,345
Chubb Corp. (The) ,
6.00%, 5/11/2037 165,000 175,027
Chubb INA Holdings LLC ,
3.35%, 5/3/2026(b) 90,000 88,601
4.65%, 8/15/2029(b) 50,000 49,822
1.38%, 9/15/2030(b) 88,000 73,090
5.00%, 3/15/2034(b) 75,000 74,066
4.35%, 11/3/2045(b) 250,000 212,966
2.85%, 12/15/2051 50,000 31,555
3.05%, 12/15/2061 35,000 21,241
CNO Financial Group, Inc. ,
6.45%, 6/15/2034 25,000 25,829
Enstar Group Ltd. ,
3.10%, 9/1/2031(b) 80,000 68,402
Everest Reinsurance
Holdings, Inc. ,
3.50%, 10/15/2050 125,000 84,896
3.13%, 10/15/2052 50,000 30,918
F&G Annuities & Life, Inc. ,
7.40%, 1/13/2028 50,000 52,059
6.50%, 6/4/2029 25,000 25,524
6.25%, 10/4/2034 25,000 24,253
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Fairfax Financial Holdings
Ltd. ,
4.63%, 4/29/2030(b) 200,000 195,071
6.00%, 12/7/2033(b) 100,000 103,059
6.10%, 3/15/2055(b)(f) 25,000 24,664
Fidelity National Financial,
Inc. ,
3.20%, 9/17/2051 35,000 21,554
First American Financial
Corp. ,
2.40%, 8/15/2031(b) 75,000 61,704
5.45%, 9/30/2034 25,000 24,106
Globe Life, Inc. ,
2.15%, 8/15/2030 250,000 211,651
5.85%, 9/15/2034 25,000 25,140
Hanover Insurance Group,
Inc. (The) ,
2.50%, 9/1/2030 100,000 86,142
Hartford Financial Services
Group, Inc. (The) ,
6.10%, 10/1/2041 309,000 315,525
Kemper Corp. ,
3.80%, 2/23/2032 30,000 26,394
Lincoln National Corp. ,
3.05%, 1/15/2030(b) 500,000 450,099
Loews Corp. ,
4.13%, 5/15/2043(b) 200,000 165,776
Manulife Financial Corp. ,
(USD ICE Swap Rate 5
Year + 1.65%), 4.06%,
2/24/2032(c) 500,000 487,578
3.70%, 3/16/2032 20,000 18,276
Markel Group, Inc. ,
3.35%, 9/17/2029(b) 475,000 441,555
3.45%, 5/7/2052(b) 100,000 66,255
Marsh & McLennan Cos., Inc. ,
4.55%, 11/8/2027(b) 75,000 74,942
4.38%, 3/15/2029 300,000 294,613
4.65%, 3/15/2030(b) 150,000 148,147
4.85%, 11/15/2031(b) 150,000 148,125
5.75%, 11/1/2032 25,000 25,848
5.40%, 9/15/2033(b) 50,000 50,595
5.15%, 3/15/2034(b) 25,000 24,875
5.00%, 3/15/2035 215,000 209,858
5.35%, 11/15/2044(b) 50,000 48,509
4.20%, 3/1/2048(b) 500,000 405,047
6.25%, 11/1/2052 25,000 26,698
5.70%, 9/15/2053(b) 100,000 100,222
5.45%, 3/15/2054(b) 25,000 24,140
5.40%, 3/15/2055 175,000 167,577
MetLife, Inc. ,
5.38%, 7/15/2033(b) 50,000 50,530
5.30%, 12/15/2034(b) 50,000 49,807
5.70%, 6/15/2035(b) 159,000 163,611
6.40%, 12/15/2036(b) 300,000 305,795
4.88%, 11/13/2043 250,000 226,974
4.05%, 3/1/2045 100,000 80,046
5.00%, 7/15/2052(b) 60,000 54,213
5.25%, 1/15/2054(b) 100,000 93,595
Nationwide Financial Services,
Inc. ,
6.75%, 5/15/2037(g) 40,000 41,151

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 37
Corporate Bonds
Principal
Amount ($) Value ($)
Insurance
Old Republic International
Corp. ,
3.88%, 8/26/2026(b) 200,000 196,657
5.75%, 3/28/2034 25,000 25,028
Principal Financial Group, Inc. ,
5.38%, 3/15/2033(b) 40,000 40,045
4.30%, 11/15/2046(b) 50,000 41,157
5.50%, 3/15/2053(b) 45,000 42,930
Progressive Corp. (The) ,
2.50%, 3/15/2027 40,000 38,296
3.00%, 3/15/2032 30,000 26,352
6.25%, 12/1/2032(b) 162,000 174,176
4.95%, 6/15/2033 20,000 19,801
3.70%, 1/26/2045 250,000 192,230
4.13%, 4/15/2047 92,000 74,076
Prudential Financial, Inc. ,
3.88%, 3/27/2028 200,000 194,692
4.60%, 5/15/2044(b) 250,000 218,439
3.91%, 12/7/2047 186,000 141,758
3.94%, 12/7/2049 505,000 380,671
3.70%, 3/13/2051(b) 300,000 217,089
Prudential Funding Asia plc ,
3.13%, 4/14/2030 100,000 90,694
Reinsurance Group of
America, Inc. ,
6.00%, 9/15/2033(b) 20,000 20,555
5.75%, 9/15/2034(b) 25,000 25,197
RenaissanceRe Holdings Ltd. ,
5.75%, 6/5/2033(b) 60,000 60,254
Travelers Cos., Inc. (The) ,
6.25%, 6/15/2037 86,000 92,528
5.35%, 11/1/2040 250,000 245,271
4.10%, 3/4/2049 200,000 159,518
5.45%, 5/25/2053 20,000 19,458
Travelers Property Casualty
Corp. ,
6.38%, 3/15/2033(b) 192,000 210,676
Unum Group ,
4.00%, 6/15/2029(b) 250,000 239,407
4.13%, 6/15/2051 50,000 36,859
W R Berkley Corp. ,
4.00%, 5/12/2050(b) 100,000 75,735
Willis North America, Inc. ,
4.65%, 6/15/2027 50,000 49,880
4.50%, 9/15/2028 400,000 392,806
2.95%, 9/15/2029 65,000 59,089
5.35%, 5/15/2033 20,000 19,860
5.90%, 3/5/2054 50,000 49,241
14,809,656
Interactive Media & Services 0.1%
Alphabet, Inc. ,
2.00%, 8/15/2026 500,000 481,342
0.80%, 8/15/2027(b) 90,000 82,331
1.10%, 8/15/2030(b) 165,000 137,205
1.90%, 8/15/2040 100,000 65,326
2.05%, 8/15/2050(b) 200,000 110,820
2.25%, 8/15/2060 200,000 108,331
Baidu, Inc. ,
4.38%, 3/29/2028 200,000 196,566
Meta Platforms, Inc. ,
3.50%, 8/15/2027(b) 230,000 224,844
Corporate Bonds
Principal
Amount ($) Value ($)
Interactive Media & Services
Meta Platforms, Inc.,
4.60%, 5/15/2028 60,000 60,077
4.30%, 8/15/2029 65,000 64,184
4.80%, 5/15/2030(b) 60,000 60,499
4.55%, 8/15/2031 75,000 73,797
3.85%, 8/15/2032 195,000 181,222
4.95%, 5/15/2033 60,000 60,084
4.75%, 8/15/2034(b) 175,000 170,350
4.45%, 8/15/2052(b) 265,000 223,338
5.60%, 5/15/2053(b) 310,000 309,923
5.40%, 8/15/2054 346,000 335,055
4.65%, 8/15/2062 180,000 152,761
5.75%, 5/15/2063 60,000 60,585
5.55%, 8/15/2064 150,000 146,225
3,304,865
IT Services 0.2%
Accenture Capital, Inc. ,
3.90%, 10/4/2027(b) 35,000 34,484
4.05%, 10/4/2029 50,000 48,531
4.25%, 10/4/2031 50,000 48,047
4.50%, 10/4/2034 35,000 33,261
CGI, Inc. ,
1.45%, 9/14/2026 50,000 47,301
2.30%, 9/14/2031(b) 50,000 41,404
DXC Technology Co. ,
1.80%, 9/15/2026 100,000 94,698
2.38%, 9/15/2028(b) 100,000 90,100
IBM International Capital Pte.
Ltd. ,
4.70%, 2/5/2026 100,000 100,076
4.60%, 2/5/2027 100,000 100,046
4.60%, 2/5/2029(b) 100,000 99,105
4.75%, 2/5/2031 100,000 99,069
4.90%, 2/5/2034 100,000 97,171
5.25%, 2/5/2044(b) 100,000 94,657
5.30%, 2/5/2054(b) 200,000 184,255
International Business
Machines Corp. ,
4.50%, 2/6/2026(b) 300,000 299,778
3.30%, 5/15/2026 400,000 392,781
1.70%, 5/15/2027 300,000 280,147
4.50%, 2/6/2028(b) 100,000 99,411
3.50%, 5/15/2029(b) 400,000 379,054
1.95%, 5/15/2030(b) 100,000 85,909
5.88%, 11/29/2032(b) 53,000 55,754
4.15%, 5/15/2039 300,000 258,096
4.00%, 6/20/2042(b) 150,000 122,561
4.25%, 5/15/2049(b) 300,000 240,858
Kyndryl Holdings, Inc. ,
3.15%, 10/15/2031(b) 150,000 130,069
3,556,623
Leisure Products 0.0%
†
Brunswick Corp. ,
2.40%, 8/18/2031 65,000 53,250
4.40%, 9/15/2032 100,000 91,608
5.10%, 4/1/2052(b) 30,000 23,324
Hasbro, Inc. ,
3.55%, 11/19/2026 100,000 97,777
3.90%, 11/19/2029(b) 100,000 93,959
6.05%, 5/14/2034 25,000 25,107

38 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Leisure Products
Hasbro, Inc.,
5.10%, 5/15/2044 100,000 86,737
471,762
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc. ,
4.20%, 9/9/2027 25,000 24,692
2.75%, 9/15/2029(b) 165,000 149,866
2.30%, 3/12/2031 82,000 69,513
4.75%, 9/9/2034 25,000 23,738
Bio-Rad Laboratories, Inc. ,
3.70%, 3/15/2032 50,000 44,764
Danaher Corp. ,
2.60%, 10/1/2050 94,000 55,955
2.80%, 12/10/2051(b) 140,000 86,392
Illumina, Inc. ,
4.65%, 9/9/2026 25,000 24,902
5.75%, 12/13/2027 100,000 102,614
Revvity, Inc. ,
1.90%, 9/15/2028(b) 60,000 53,744
3.30%, 9/15/2029(b) 100,000 92,264
2.25%, 9/15/2031 35,000 28,839
Thermo Fisher Scientific, Inc. ,
4.95%, 8/10/2026 100,000 100,687
5.00%, 12/5/2026 50,000 50,477
4.80%, 11/21/2027(b) 65,000 65,490
1.75%, 10/15/2028(b) 115,000 103,422
5.00%, 1/31/2029 75,000 75,634
2.60%, 10/1/2029(b) 325,000 295,514
4.98%, 8/10/2030 65,000 65,559
2.00%, 10/15/2031(b) 55,000 45,763
4.95%, 11/21/2032(b) 70,000 69,533
5.09%, 8/10/2033 80,000 79,563
5.20%, 1/31/2034 50,000 50,159
2.80%, 10/15/2041 30,000 21,096
5.40%, 8/10/2043(b) 90,000 88,478
5.30%, 2/1/2044 100,000 95,486
1,964,144
Machinery 0.2%
AGCO Corp. ,
5.45%, 3/21/2027 50,000 50,474
5.80%, 3/21/2034(b) 50,000 50,255
Caterpillar, Inc. ,
2.60%, 9/19/2029(b) 70,000 63,776
6.05%, 8/15/2036 177,000 190,428
3.80%, 8/15/2042(b) 300,000 243,720
3.25%, 9/19/2049(b) 330,000 229,093
CNH Industrial Capital LLC ,
1.45%, 7/15/2026 150,000 142,633
4.55%, 4/10/2028(b) 40,000 39,453
5.50%, 1/12/2029 100,000 101,412
5.10%, 4/20/2029 50,000 50,010
Cummins, Inc. ,
2.60%, 9/1/2050 50,000 29,778
5.45%, 2/20/2054(b) 92,000 89,523
Deere & Co. ,
3.90%, 6/9/2042(b) 250,000 208,805
Dover Corp. ,
2.95%, 11/4/2029(b) 45,000 41,019
5.38%, 3/1/2041 100,000 96,910
Corporate Bonds
Principal
Amount ($) Value ($)
Machinery
Flowserve Corp. ,
2.80%, 1/15/2032(b) 100,000 85,033
Illinois Tool Works, Inc. ,
4.88%, 9/15/2041 200,000 187,082
Ingersoll Rand, Inc. ,
5.20%, 6/15/2027 50,000 50,577
5.18%, 6/15/2029 50,000 50,494
5.70%, 8/14/2033 100,000 102,326
5.45%, 6/15/2034(b) 50,000 50,338
Nordson Corp. ,
4.50%, 12/15/2029 25,000 24,386
5.80%, 9/15/2033(b) 25,000 25,736
nVent Finance Sarl ,
5.65%, 5/15/2033 40,000 39,986
Otis Worldwide Corp. ,
5.25%, 8/16/2028 30,000 30,370
3.11%, 2/15/2040 300,000 224,415
Parker-Hannifin Corp. ,
4.25%, 9/15/2027(b) 65,000 64,315
3.25%, 6/14/2029(b) 104,000 97,358
4.50%, 9/15/2029 95,000 93,667
4.20%, 11/21/2034(b) 300,000 277,712
Stanley Black & Decker, Inc. ,
6.00%, 3/6/2028 100,000 103,475
4.25%, 11/15/2028(b) 250,000 244,010
2.30%, 3/15/2030(b) 500,000 433,369
3.00%, 5/15/2032 40,000 34,265
Westinghouse Air Brake
Technologies Corp. ,
3.45%, 11/15/2026 78,000 76,052
4.70%, 9/15/2028(e) 250,000 247,599
4,169,854
Media 0.5%
Charter Communications
Operating LLC ,
6.15%, 11/10/2026 95,000 96,810
4.20%, 3/15/2028(b) 200,000 193,334
2.25%, 1/15/2029(b) 100,000 88,173
5.05%, 3/30/2029(b) 150,000 146,773
6.10%, 6/1/2029(b) 75,000 76,449
4.40%, 4/1/2033 75,000 67,004
6.65%, 2/1/2034 125,000 128,663
6.55%, 6/1/2034(b) 75,000 76,718
6.38%, 10/23/2035 300,000 299,443
3.50%, 3/1/2042 100,000 67,952
5.38%, 5/1/2047 400,000 328,309
5.75%, 4/1/2048 350,000 299,194
4.80%, 3/1/2050 500,000 375,578
3.90%, 6/1/2052 200,000 128,662
5.25%, 4/1/2053(b) 180,000 145,282
6.83%, 10/23/2055 150,000 145,937
3.85%, 4/1/2061 310,000 186,803
Comcast Corp. ,
5.35%, 11/15/2027 55,000 56,065
3.15%, 2/15/2028 500,000 476,367
4.55%, 1/15/2029 80,000 79,211
5.10%, 6/1/2029(b) 75,000 75,768
2.65%, 2/1/2030 300,000 268,755
3.40%, 4/1/2030(b) 165,000 153,103
1.95%, 1/15/2031 700,000 585,505
5.50%, 11/15/2032 60,000 61,483

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 39
Corporate Bonds
Principal
Amount ($) Value ($)
Media
Comcast Corp.,
4.25%, 1/15/2033 250,000 233,241
4.65%, 2/15/2033 160,000 154,543
7.05%, 3/15/2033 95,000 105,741
4.80%, 5/15/2033(b) 80,000 77,716
5.30%, 6/1/2034(b) 75,000 74,906
4.40%, 8/15/2035(b) 200,000 184,261
6.50%, 11/15/2035 100,000 108,573
3.90%, 3/1/2038(b) 250,000 210,183
3.40%, 7/15/2046(b) 250,000 175,548
4.70%, 10/15/2048(b) 400,000 343,058
4.00%, 11/1/2049 450,000 340,298
2.89%, 11/1/2051 500,000 300,724
2.45%, 8/15/2052 300,000 162,941
5.35%, 5/15/2053(b) 80,000 74,051
5.65%, 6/1/2054(b) 70,000 67,667
2.94%, 11/1/2056 527,000 306,944
2.65%, 8/15/2062 300,000 157,174
5.50%, 5/15/2064 280,000 261,133
Discovery Communications
LLC ,
4.90%, 3/11/2026 115,000 114,631
3.63%, 5/15/2030(b) 200,000 177,920
5.00%, 9/20/2037 125,000 104,231
Fox Corp. ,
6.50%, 10/13/2033 100,000 105,382
5.58%, 1/25/2049(b) 300,000 278,767
Grupo Televisa SAB ,
6.63%, 1/15/2040 250,000 226,190
Interpublic Group of Cos., Inc.
(The) ,
2.40%, 3/1/2031(b) 160,000 136,288
5.38%, 6/15/2033 24,000 23,790
3.38%, 3/1/2041 70,000 51,666
Omnicom Group, Inc. ,
3.60%, 4/15/2026 200,000 197,204
2.60%, 8/1/2031(b) 82,000 70,098
5.30%, 11/1/2034 50,000 49,308
Paramount Global ,
5.50%, 5/15/2033 118,000 110,100
4.38%, 3/15/2043 459,000 334,149
4.60%, 1/15/2045 250,000 183,358
Time Warner Cable LLC ,
6.75%, 6/15/2039 700,000 686,061
10,795,186
Metals & Mining 0.2%
ArcelorMittal SA ,
6.55%, 11/29/2027 40,000 41,609
6.80%, 11/29/2032(b) 40,000 42,740
6.00%, 6/17/2034(b) 50,000 50,853
7.00%, 10/15/2039(b)(e) 100,000 106,406
6.35%, 6/17/2054(b) 50,000 49,400
Barrick North America Finance
LLC ,
5.75%, 5/1/2043(b) 100,000 98,450
BHP Billiton Finance USA Ltd. ,
4.88%, 2/27/2026(b) 60,000 60,182
6.42%, 3/1/2026 80,000 81,627
5.25%, 9/8/2026 100,000 101,036
4.75%, 2/28/2028(b) 60,000 59,879
5.10%, 9/8/2028 100,000 100,920
Corporate Bonds
Principal
Amount ($) Value ($)
Metals & Mining
BHP Billiton Finance USA Ltd.,
5.25%, 9/8/2030(b) 100,000 101,598
4.90%, 2/28/2033(b) 35,000 34,383
5.25%, 9/8/2033(b) 100,000 100,489
4.13%, 2/24/2042 92,000 77,410
5.00%, 9/30/2043 400,000 373,710
Freeport-McMoRan, Inc. ,
5.40%, 11/14/2034(b) 350,000 346,108
Newmont Corp. ,
5.30%, 3/15/2026 50,000 50,352
2.25%, 10/1/2030(b) 96,000 82,910
2.60%, 7/15/2032 115,000 97,682
5.35%, 3/15/2034 50,000 49,747
5.88%, 4/1/2035 236,000 243,024
4.88%, 3/15/2042(b) 150,000 136,768
Nucor Corp. ,
4.30%, 5/23/2027(b) 60,000 59,511
5.20%, 8/1/2043(b) 200,000 189,965
Rio Tinto Alcan, Inc. ,
5.75%, 6/1/2035 206,000 211,585
Rio Tinto Finance USA Ltd. ,
2.75%, 11/2/2051 300,000 182,962
Rio Tinto Finance USA plc ,
5.00%, 3/9/2033 55,000 54,955
4.13%, 8/21/2042(b) 250,000 209,159
5.13%, 3/9/2053(b) 60,000 55,491
Southern Copper Corp. ,
7.50%, 7/27/2035 100,000 113,872
6.75%, 4/16/2040 250,000 267,609
5.88%, 4/23/2045 100,000 97,638
Steel Dynamics, Inc. ,
3.25%, 1/15/2031(b) 200,000 180,348
5.38%, 8/15/2034(b) 50,000 49,566
Vale Overseas Ltd. ,
3.75%, 7/8/2030(b) 300,000 274,067
6.13%, 6/12/2033(b) 250,000 253,139
6.88%, 11/10/2039(b) 139,000 147,495
4,834,645
Multi-Utilities 0.4%
Algonquin Power & Utilities
Corp. ,
5.37%, 6/15/2026(e) 81,000 81,391
Ameren Corp. ,
5.70%, 12/1/2026 50,000 50,814
1.95%, 3/15/2027 80,000 75,195
5.00%, 1/15/2029 50,000 50,077
Ameren Illinois Co. ,
3.85%, 9/1/2032 40,000 36,694
2.90%, 6/15/2051 100,000 62,843
5.90%, 12/1/2052 100,000 102,514
5.55%, 7/1/2054 50,000 49,246
Berkshire Hathaway Energy
Co. ,
5.15%, 11/15/2043(b) 400,000 379,598
4.60%, 5/1/2053 90,000 74,672
Black Hills Corp. ,
5.95%, 3/15/2028 100,000 102,971
3.05%, 10/15/2029 210,000 192,017
6.15%, 5/15/2034 70,000 72,756
6.00%, 1/15/2035 25,000 25,779
3.88%, 10/15/2049 100,000 72,252

40 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
CenterPoint Energy, Inc. ,
5.25%, 8/10/2026(b) 25,000 25,195
5.40%, 6/1/2029(b) 50,000 50,573
2.65%, 6/1/2031(b) 85,000 73,031
Consolidated Edison Co. of
New York, Inc. ,
2.40%, 6/15/2031(b) 50,000 42,932
5.20%, 3/1/2033(b) 40,000 40,012
5.50%, 3/15/2034(b) 50,000 50,868
5.38%, 5/15/2034(b) 25,000 25,277
3.95%, 3/1/2043 500,000 399,467
4.50%, 12/1/2045(b) 150,000 127,124
Series 20B, 3.95%,
4/1/2050 88,000 68,502
6.15%, 11/15/2052 200,000 209,563
5.90%, 11/15/2053 50,000 50,651
5.70%, 5/15/2054 25,000 24,868
4.63%, 12/1/2054(b) 150,000 125,841
3.70%, 11/15/2059 50,000 34,855
3.60%, 6/15/2061(b) 200,000 135,760
Consumers Energy Co. ,
4.65%, 3/1/2028 200,000 199,394
4.90%, 2/15/2029 100,000 100,257
4.70%, 1/15/2030(b) 25,000 24,826
4.63%, 5/15/2033(b) 100,000 96,461
4.35%, 4/15/2049(b) 300,000 249,234
3.10%, 8/15/2050 45,000 30,381
2.65%, 8/15/2052 15,000 9,042
2.50%, 5/1/2060 100,000 55,073
Dominion Energy, Inc. ,
Series D, 2.85%,
8/15/2026(b) 500,000 485,366
Series C, 3.38%,
4/1/2030(b) 300,000 275,947
Series C, 2.25%, 8/15/2031 30,000 24,968
Series A, 4.35%, 8/15/2032 40,000 37,475
5.38%, 11/15/2032 50,000 50,105
Series E, 6.30%, 3/15/2033 10,000 10,532
Series F, 5.25%, 8/1/2033 50,000 49,347
Series B, 5.95%, 6/15/2035 151,000 155,270
Series C, 4.90%,
8/1/2041(b) 300,000 268,489
Series B, 4.85%,
8/15/2052(b) 40,000 34,344
DTE Energy Co. ,
4.95%, 7/1/2027 50,000 50,188
4.88%, 6/1/2028 100,000 99,650
5.10%, 3/1/2029(b) 75,000 75,173
2.95%, 3/1/2030 50,000 44,901
5.85%, 6/1/2034(b) 50,000 51,328
National Grid plc ,
5.42%, 1/11/2034(b) 100,000 99,518
NiSource, Inc. ,
5.25%, 3/30/2028 104,000 104,901
5.20%, 7/1/2029 50,000 50,381
2.95%, 9/1/2029(b) 250,000 228,833
1.70%, 2/15/2031(b) 85,000 69,503
5.35%, 4/1/2034(b) 25,000 24,793
5.95%, 6/15/2041(b) 300,000 303,287
5.00%, 6/15/2052 70,000 61,931
Corporate Bonds
Principal
Amount ($) Value ($)
Multi-Utilities
Public Service Enterprise
Group, Inc. ,
5.88%, 10/15/2028 50,000 51,570
5.20%, 4/1/2029 50,000 50,516
6.13%, 10/15/2033 50,000 52,101
5.45%, 4/1/2034 50,000 49,869
Puget Energy, Inc. ,
2.38%, 6/15/2028(b) 200,000 182,577
4.22%, 3/15/2032 40,000 36,561
Puget Sound Energy, Inc. ,
5.33%, 6/15/2034 25,000 24,836
5.64%, 4/15/2041 200,000 196,350
5.69%, 6/15/2054 25,000 24,498
San Diego Gas & Electric Co. ,
4.95%, 8/15/2028(b) 100,000 100,438
Series VVV, 1.70%,
10/1/2030 100,000 83,856
4.15%, 5/15/2048 200,000 158,621
3.32%, 4/15/2050 200,000 135,077
5.35%, 4/1/2053(b) 95,000 89,391
5.55%, 4/15/2054(b) 50,000 48,458
Sempra ,
5.40%, 8/1/2026 50,000 50,440
3.40%, 2/1/2028 300,000 286,774
5.50%, 8/1/2033 50,000 50,103
6.00%, 10/15/2039 220,000 224,296
4.00%, 2/1/2048 150,000 113,411
(US Treasury Yield Curve
Rate T Note Constant
Maturity 5 Year + 2.63%),
6.40%, 10/1/2054(b)(c) 126,000 124,932
Southern Co. Gas Capital
Corp. ,
Series 20-A, 1.75%,
1/15/2031 250,000 205,872
5.75%, 9/15/2033 50,000 51,239
4.95%, 9/15/2034(b) 25,000 24,193
Series 21A, 3.15%,
9/30/2051 100,000 64,575
WEC Energy Group, Inc. ,
4.75%, 1/9/2026 70,000 70,037
5.60%, 9/12/2026 11,000 11,142
5.15%, 10/1/2027(b) 100,000 101,048
4.75%, 1/15/2028 50,000 49,888
1.80%, 10/15/2030(b) 103,000 86,091
9,132,996
Office REITs 0.1%
Boston Properties LP ,
2.75%, 10/1/2026(b) 250,000 240,620
2.90%, 3/15/2030 100,000 88,314
3.25%, 1/30/2031(b) 89,000 78,264
2.45%, 10/1/2033(b) 300,000 231,169
5.75%, 1/15/2035(b) 25,000 24,508
COPT Defense Properties LP ,
2.00%, 1/15/2029(b) 100,000 87,980
2.90%, 12/1/2033 100,000 80,337
Highwoods Realty LP ,
3.05%, 2/15/2030(b) 250,000 220,478

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 41
Corporate Bonds
Principal
Amount ($) Value ($)
Office REITs
Kilroy Realty LP ,
3.05%, 2/15/2030 100,000 87,768
1,139,438
Oil, Gas & Consumable Fuels 1.7%
Apache Corp. ,
5.10%, 9/1/2040(b) 200,000 174,280
Boardwalk Pipelines LP ,
3.40%, 2/15/2031 250,000 223,345
5.63%, 8/1/2034(b) 25,000 24,899
BP Capital Markets America,
Inc. ,
3.41%, 2/11/2026(b) 500,000 493,867
5.02%, 11/17/2027(b) 100,000 101,097
4.23%, 11/6/2028(b) 400,000 391,613
4.70%, 4/10/2029(b) 50,000 49,721
4.97%, 10/17/2029 75,000 75,353
4.87%, 11/25/2029(b) 50,000 50,026
2.72%, 1/12/2032(b) 400,000 342,278
4.81%, 2/13/2033 300,000 290,004
4.89%, 9/11/2033(b) 240,000 232,161
4.99%, 4/10/2034(b) 50,000 48,629
5.23%, 11/17/2034(b) 125,000 123,110
3.06%, 6/17/2041 50,000 36,069
3.00%, 2/24/2050(b) 200,000 127,150
2.77%, 11/10/2050 300,000 179,953
2.94%, 6/4/2051(b) 150,000 92,864
3.00%, 3/17/2052(b) 50,000 31,199
3.38%, 2/8/2061(b) 50,000 31,628
BP Capital Markets plc ,
3.28%, 9/19/2027 300,000 290,029
Canadian Natural Resources
Ltd. ,
5.40%, 12/15/2034(f) 25,000 24,314
6.25%, 3/15/2038(b) 340,000 347,352
Cenovus Energy, Inc. ,
2.65%, 1/15/2032 45,000 37,432
6.75%, 11/15/2039 17,000 18,225
5.40%, 6/15/2047(b) 120,000 106,787
3.75%, 2/15/2052(b) 25,000 17,214
Cheniere Corpus Christi
Holdings LLC ,
5.13%, 6/30/2027 250,000 251,341
3.70%, 11/15/2029 65,000 61,024
2.74%, 12/31/2039(b) 100,000 79,676
Cheniere Energy Partners LP ,
4.50%, 10/1/2029(b) 300,000 290,454
4.00%, 3/1/2031(b) 300,000 277,412
3.25%, 1/31/2032 200,000 173,422
5.75%, 8/15/2034(f) 75,000 75,498
Cheniere Energy, Inc. ,
4.63%, 10/15/2028 300,000 293,493
5.65%, 4/15/2034(b) 150,000 150,861
Chevron Corp. ,
2.95%, 5/16/2026(b) 300,000 294,142
2.00%, 5/11/2027(b) 120,000 113,445
2.24%, 5/11/2030(b) 152,000 133,873
3.08%, 5/11/2050(b) 25,000 16,534
Chevron USA, Inc. ,
1.02%, 8/12/2027(b) 120,000 109,814
3.85%, 1/15/2028(b) 50,000 49,320
2.34%, 8/12/2050 200,000 112,414
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
CNOOC Finance 2013 Ltd. ,
3.30%, 9/30/2049 200,000 146,658
Columbia Pipeline Group, Inc. ,
5.80%, 6/1/2045 100,000 96,360
ConocoPhillips ,
5.90%, 10/15/2032(b) 177,000 187,145
6.50%, 2/1/2039 300,000 327,916
ConocoPhillips Co. ,
4.70%, 1/15/2030 100,000 98,898
4.85%, 1/15/2032 50,000 48,992
5.05%, 9/15/2033(b) 70,000 69,068
5.00%, 1/15/2035 125,000 121,422
3.76%, 3/15/2042 100,000 78,809
4.30%, 11/15/2044(b) 155,000 129,613
3.80%, 3/15/2052(b) 50,000 36,501
5.30%, 5/15/2053(b) 40,000 37,004
5.55%, 3/15/2054(b) 50,000 48,067
5.50%, 1/15/2055(b) 55,000 52,299
4.03%, 3/15/2062 200,000 144,515
5.70%, 9/15/2063(b) 50,000 47,931
5.65%, 1/15/2065 100,000 94,517
Continental Resources, Inc. ,
4.90%, 6/1/2044(b) 60,000 48,535
Coterra Energy, Inc. ,
5.60%, 3/15/2034 50,000 49,553
Devon Energy Corp. ,
5.88%, 6/15/2028(b) 100,000 100,419
5.20%, 9/15/2034(b) 75,000 71,196
4.75%, 5/15/2042(b) 300,000 249,048
5.75%, 9/15/2054 75,000 68,040
Diamondback Energy, Inc. ,
3.25%, 12/1/2026 84,000 81,800
5.20%, 4/18/2027 125,000 126,198
3.50%, 12/1/2029(b) 100,000 93,006
5.15%, 1/30/2030(b) 125,000 125,266
6.25%, 3/15/2033 35,000 36,383
5.40%, 4/18/2034 100,000 98,324
4.40%, 3/24/2051(b) 50,000 38,740
6.25%, 3/15/2053(b) 60,000 59,855
5.75%, 4/18/2054 200,000 187,686
5.90%, 4/18/2064 60,000 56,324
Eastern Energy Gas Holdings
LLC ,
5.65%, 10/15/2054 90,000 84,884
Eastern Gas Transmission &
Storage, Inc. ,
3.00%, 11/15/2029(b) 200,000 183,174
Enbridge, Inc. ,
1.60%, 10/4/2026 95,000 89,921
5.90%, 11/15/2026 70,000 71,366
5.25%, 4/5/2027 25,000 25,297
3.70%, 7/15/2027 50,000 48,778
6.00%, 11/15/2028(b) 50,000 51,752
3.13%, 11/15/2029(b) 150,000 137,319
6.20%, 11/15/2030 30,000 31,591
5.70%, 3/8/2033(b) 380,000 383,948
2.50%, 8/1/2033(b) 200,000 160,533
5.63%, 4/5/2034 131,000 131,772
5.50%, 12/1/2046(b) 100,000 95,231
4.00%, 11/15/2049 250,000 187,795
3.40%, 8/1/2051(b) 65,000 43,466
6.70%, 11/15/2053(b) 70,000 75,956

42 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Energy Transfer LP ,
4.75%, 1/15/2026 250,000 249,648
6.05%, 12/1/2026 75,000 76,606
5.55%, 2/15/2028 50,000 50,759
5.25%, 7/1/2029(b) 30,000 30,143
3.75%, 5/15/2030(b) 60,000 55,979
6.40%, 12/1/2030 40,000 42,265
5.75%, 2/15/2033 30,000 30,411
6.55%, 12/1/2033 230,000 244,841
5.55%, 5/15/2034 40,000 39,795
5.60%, 9/1/2034 50,000 49,956
6.05%, 6/1/2041 75,000 74,730
6.50%, 2/1/2042 250,000 258,896
5.00%, 5/15/2044(e) 150,000 128,981
5.35%, 5/15/2045 200,000 179,831
5.30%, 4/15/2047 300,000 265,306
6.25%, 4/15/2049 450,000 450,377
5.00%, 5/15/2050(b) 200,000 169,671
5.95%, 5/15/2054(b) 90,000 87,007
6.05%, 9/1/2054(b) 50,000 48,935
EnLink Midstream Partners
LP ,
5.45%, 6/1/2047(b) 100,000 89,991
Enterprise Products Operating
LLC ,
5.05%, 1/10/2026 70,000 70,342
4.60%, 1/11/2027(b) 50,000 50,012
2.80%, 1/31/2030 120,000 108,482
5.35%, 1/31/2033(b) 70,000 70,555
4.85%, 1/31/2034(b) 50,000 48,363
4.95%, 2/15/2035(b) 75,000 72,587
6.13%, 10/15/2039(b) 285,000 295,455
4.45%, 2/15/2043 100,000 85,237
4.85%, 3/15/2044(b) 100,000 89,376
4.25%, 2/15/2048 250,000 200,567
4.80%, 2/1/2049(b) 300,000 258,183
4.20%, 1/31/2050 134,000 105,401
3.70%, 1/31/2051(b) 250,000 179,122
3.20%, 2/15/2052 80,000 51,961
4.95%, 10/15/2054 200,000 174,692
5.55%, 2/16/2055 45,000 43,288
EOG Resources, Inc. ,
4.95%, 4/15/2050 60,000 53,352
5.65%, 12/1/2054(b) 25,000 24,482
EQT Corp. ,
3.90%, 10/1/2027(b) 300,000 291,716
5.75%, 2/1/2034(b) 50,000 49,701
Equinor ASA ,
3.13%, 4/6/2030(b) 200,000 184,284
3.70%, 4/6/2050 500,000 370,208
Exxon Mobil Corp. ,
3.04%, 3/1/2026 235,000 231,305
2.28%, 8/16/2026(b) 100,000 96,682
3.29%, 3/19/2027(b) 200,000 196,049
3.48%, 3/19/2030(b) 250,000 235,484
2.61%, 10/15/2030(b) 250,000 222,747
4.23%, 3/19/2040(b) 200,000 175,361
4.11%, 3/1/2046 250,000 202,777
3.10%, 8/16/2049(b) 50,000 33,309
4.33%, 3/19/2050(b) 226,000 185,861
3.45%, 4/15/2051(b) 274,000 192,070
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Hess Corp. ,
4.30%, 4/1/2027 500,000 494,898
5.60%, 2/15/2041(b) 250,000 246,894
Kinder Morgan Energy
Partners LP ,
6.38%, 3/1/2041 250,000 255,406
5.00%, 8/15/2042 350,000 304,800
Kinder Morgan, Inc. ,
1.75%, 11/15/2026(b) 300,000 284,411
5.00%, 2/1/2029 60,000 59,796
5.10%, 8/1/2029(b) 40,000 39,994
2.00%, 2/15/2031(b) 50,000 41,852
4.80%, 2/1/2033(b) 60,000 57,015
5.20%, 6/1/2033 90,000 87,921
5.40%, 2/1/2034(b) 75,000 73,857
5.30%, 12/1/2034 350,000 340,890
5.55%, 6/1/2045 200,000 186,919
5.05%, 2/15/2046 250,000 217,042
3.25%, 8/1/2050 50,000 31,665
5.45%, 8/1/2052 60,000 54,556
5.95%, 8/1/2054 25,000 24,424
Marathon Petroleum Corp. ,
6.50%, 3/1/2041(b) 250,000 259,021
MPLX LP ,
1.75%, 3/1/2026(b) 160,000 154,477
4.25%, 12/1/2027 350,000 344,503
4.00%, 3/15/2028 100,000 97,018
2.65%, 8/15/2030 190,000 166,255
4.95%, 9/1/2032 90,000 86,770
5.00%, 3/1/2033(b) 35,000 33,614
5.50%, 6/1/2034(b) 60,000 59,134
4.50%, 4/15/2038 250,000 217,884
4.70%, 4/15/2048 200,000 163,879
5.50%, 2/15/2049(b) 300,000 275,448
4.95%, 3/14/2052(b) 110,000 92,436
Occidental Petroleum Corp. ,
5.00%, 8/1/2027 70,000 70,033
5.20%, 8/1/2029 115,000 114,098
6.63%, 9/1/2030 210,000 219,764
6.13%, 1/1/2031(b) 300,000 306,966
5.38%, 1/1/2032 70,000 68,541
5.55%, 10/1/2034(b) 55,000 53,497
6.45%, 9/15/2036 250,000 255,932
4.20%, 3/15/2048 180,000 129,365
6.05%, 10/1/2054 70,000 66,415
ONEOK Partners LP ,
6.13%, 2/1/2041 100,000 99,589
ONEOK, Inc. ,
5.55%, 11/1/2026(b) 100,000 101,245
4.00%, 7/13/2027 500,000 491,066
4.55%, 7/15/2028(b) 86,000 84,749
5.65%, 11/1/2028 100,000 102,039
4.35%, 3/15/2029(b) 100,000 97,355
5.80%, 11/1/2030 75,000 77,303
6.05%, 9/1/2033 100,000 102,903
5.05%, 11/1/2034 150,000 143,453
5.20%, 7/15/2048(b) 250,000 220,165
3.95%, 3/1/2050 25,000 18,027
6.63%, 9/1/2053 350,000 367,998
5.70%, 11/1/2054(b) 130,000 122,240
5.85%, 11/1/2064(b) 80,000 74,845

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 43
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
Ovintiv, Inc. ,
5.65%, 5/15/2028 60,000 60,842
6.25%, 7/15/2033(b) 40,000 40,944
6.50%, 2/1/2038(b) 250,000 254,542
7.10%, 7/15/2053 40,000 42,573
Phillips 66 ,
4.65%, 11/15/2034 200,000 186,450
5.88%, 5/1/2042 132,000 131,198
4.88%, 11/15/2044 300,000 258,846
Phillips 66 Co. ,
4.95%, 12/1/2027 40,000 40,326
5.25%, 6/15/2031 75,000 75,200
5.30%, 6/30/2033(b) 100,000 99,102
4.95%, 3/15/2035(b) 75,000 70,860
4.90%, 10/1/2046 50,000 42,995
5.65%, 6/15/2054(b) 50,000 47,185
5.50%, 3/15/2055 25,000 23,016
Pioneer Natural Resources
Co. ,
5.10%, 3/29/2026 30,000 30,207
1.90%, 8/15/2030 200,000 170,408
2.15%, 1/15/2031 300,000 254,634
Plains All American Pipeline
LP ,
3.55%, 12/15/2029(b) 106,000 98,592
5.70%, 9/15/2034 50,000 49,896
5.15%, 6/1/2042 250,000 221,872
Sabine Pass Liquefaction
LLC ,
5.00%, 3/15/2027 200,000 200,415
4.50%, 5/15/2030(b) 400,000 387,470
5.90%, 9/15/2037 60,000 60,937
Shell Finance US, Inc. ,
2.38%, 11/7/2029 150,000 134,558
4.13%, 5/11/2035(b) 150,000 137,500
4.55%, 8/12/2043 200,000 174,877
4.38%, 5/11/2045 500,000 418,053
3.75%, 9/12/2046 100,000 75,172
3.25%, 4/6/2050(b) 300,000 202,128
South Bow USA Infrastructure
Holdings LLC ,
5.58%, 10/1/2034(f) 45,000 43,767
6.18%, 10/1/2054(b)(f) 60,000 58,076
Spectra Energy Partners LP ,
4.50%, 3/15/2045 100,000 82,235
Suncor Energy, Inc. ,
7.15%, 2/1/2032 100,000 108,669
6.85%, 6/1/2039 70,000 75,805
Targa Resources Corp. ,
5.20%, 7/1/2027 60,000 60,353
6.15%, 3/1/2029(b) 35,000 36,328
6.13%, 3/15/2033 100,000 103,100
6.50%, 3/30/2034(b) 50,000 52,828
5.50%, 2/15/2035 100,000 98,382
6.25%, 7/1/2052(b) 60,000 59,871
6.50%, 2/15/2053(b) 100,000 104,217
Targa Resources Partners LP ,
4.88%, 2/1/2031 100,000 96,554
4.00%, 1/15/2032 100,000 90,975
TotalEnergies Capital
International SA ,
3.46%, 2/19/2029(b) 300,000 285,840
Corporate Bonds
Principal
Amount ($) Value ($)
Oil, Gas & Consumable Fuels
TotalEnergies Capital
International SA,
2.83%, 1/10/2030 500,000 455,013
3.13%, 5/29/2050 200,000 131,022
3.39%, 6/29/2060 100,000 64,827
TotalEnergies Capital SA ,
5.15%, 4/5/2034(b) 50,000 49,781
4.72%, 9/10/2034 75,000 72,091
5.49%, 4/5/2054(b) 164,000 157,179
5.28%, 9/10/2054(b) 75,000 69,341
5.64%, 4/5/2064(b) 50,000 47,792
5.43%, 9/10/2064(b) 75,000 69,559
TransCanada PipeLines Ltd. ,
4.88%, 1/15/2026 285,000 284,916
4.25%, 5/15/2028(b) 500,000 488,097
4.63%, 3/1/2034 100,000 93,070
5.85%, 3/15/2036(b) 450,000 453,828
7.63%, 1/15/2039 110,000 127,354
6.10%, 6/1/2040(b) 200,000 203,215
Valero Energy Corp. ,
2.80%, 12/1/2031(b) 100,000 85,289
7.50%, 4/15/2032(b) 118,000 132,440
6.63%, 6/15/2037 200,000 209,788
3.65%, 12/1/2051 50,000 33,707
Western Midstream Operating
LP ,
4.05%, 2/1/2030(e) 104,000 97,547
6.15%, 4/1/2033 100,000 101,926
5.45%, 11/15/2034(b) 50,000 48,296
5.30%, 3/1/2048 120,000 101,914
5.25%, 2/1/2050(b)(e) 100,000 85,173
Williams Cos., Inc. (The) ,
5.40%, 3/2/2026(b) 55,000 55,371
3.75%, 6/15/2027 300,000 292,416
5.30%, 8/15/2028 200,000 201,911
4.90%, 3/15/2029(b) 50,000 49,630
4.80%, 11/15/2029(b) 25,000 24,665
3.50%, 11/15/2030(b) 400,000 367,531
2.60%, 3/15/2031 162,000 139,501
4.65%, 8/15/2032 60,000 57,105
5.65%, 3/15/2033 100,000 100,889
5.15%, 3/15/2034(b) 50,000 48,612
5.80%, 11/15/2043 250,000 244,143
4.90%, 1/15/2045(b) 350,000 305,664
5.80%, 11/15/2054 100,000 97,863
37,911,963
Paper & Forest Products 0.0%
†
Georgia-Pacific LLC ,
8.88%, 5/15/2031 50,000 60,472
Suzano Austria GmbH ,
2.50%, 9/15/2028(b) 200,000 177,781
6.00%, 1/15/2029 200,000 200,733
5.00%, 1/15/2030 200,000 192,176
3.75%, 1/15/2031 88,000 77,664
708,826
Passenger Airlines 0.0%
†
American Airlines Pass-
Through Trust ,
Series 2021-1, Class A,
2.88%, 7/11/2034 267,826 233,821

44 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Passenger Airlines
Southwest Airlines Co. ,
5.13%, 6/15/2027(b) 275,000 276,226
2.63%, 2/10/2030(b) 50,000 44,253
554,300
Personal Care Products 0.1%
Estee Lauder Cos., Inc. (The) ,
2.38%, 12/1/2029(b) 35,000 31,201
1.95%, 3/15/2031 100,000 83,151
5.00%, 2/14/2034(b) 125,000 122,864
3.13%, 12/1/2049 150,000 95,933
Haleon US Capital LLC ,
3.38%, 3/24/2027 400,000 388,296
3.63%, 3/24/2032(b) 500,000 452,751
Kenvue, Inc. ,
5.05%, 3/22/2028(b) 105,000 106,211
5.00%, 3/22/2030(b) 80,000 80,600
4.90%, 3/22/2033(b) 140,000 137,705
5.10%, 3/22/2043(b) 60,000 57,543
5.05%, 3/22/2053(b) 100,000 92,682
5.20%, 3/22/2063 45,000 41,568
1,690,505
Pharmaceuticals 0.9%
Astrazeneca Finance LLC ,
1.20%, 5/28/2026(b) 200,000 191,175
4.80%, 2/26/2027 75,000 75,439
4.88%, 3/3/2028 100,000 100,588
1.75%, 5/28/2028 125,000 113,418
4.85%, 2/26/2029 75,000 75,154
4.90%, 3/3/2030 100,000 100,404
4.90%, 2/26/2031(b) 75,000 74,943
2.25%, 5/28/2031(b) 35,000 29,810
4.88%, 3/3/2033 100,000 98,831
5.00%, 2/26/2034(b) 75,000 74,179
AstraZeneca plc ,
0.70%, 4/8/2026 200,000 190,843
4.00%, 1/17/2029 90,000 87,561
1.38%, 8/6/2030(b) 200,000 166,599
6.45%, 9/15/2037 200,000 219,303
4.00%, 9/18/2042 250,000 206,792
2.13%, 8/6/2050 85,000 46,241
Bristol-Myers Squibb Co. ,
4.95%, 2/20/2026 60,000 60,294
3.20%, 6/15/2026(b) 132,000 129,658
4.90%, 2/22/2027 40,000 40,336
3.90%, 2/20/2028(b) 750,000 734,278
4.90%, 2/22/2029 60,000 60,292
3.40%, 7/26/2029(b) 400,000 377,555
5.75%, 2/1/2031 75,000 78,005
5.10%, 2/22/2031 230,000 231,481
2.95%, 3/15/2032(b) 140,000 121,909
5.90%, 11/15/2033(b) 60,000 62,954
5.20%, 2/22/2034(b) 170,000 169,787
4.13%, 6/15/2039(b) 300,000 258,955
3.25%, 8/1/2042 250,000 183,538
5.50%, 2/22/2044(b) 25,000 24,776
4.55%, 2/20/2048 195,000 165,639
4.25%, 10/26/2049 400,000 323,123
2.55%, 11/13/2050 300,000 173,640
6.25%, 11/15/2053(b) 50,000 52,969
5.55%, 2/22/2054(b) 110,000 106,709
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Bristol-Myers Squibb Co.,
6.40%, 11/15/2063 200,000 214,196
5.65%, 2/22/2064 125,000 120,297
Eli Lilly & Co. ,
4.50%, 2/9/2027(b) 75,000 75,177
4.15%, 8/14/2027(b) 75,000 74,594
4.50%, 2/9/2029(b) 75,000 74,594
4.20%, 8/14/2029(b) 65,000 63,639
4.70%, 2/27/2033(b) 40,000 39,204
4.70%, 2/9/2034 175,000 169,629
4.60%, 8/14/2034 75,000 72,006
3.95%, 3/15/2049 100,000 78,229
2.25%, 5/15/2050(b) 300,000 168,605
4.88%, 2/27/2053 40,000 36,212
5.00%, 2/9/2054(b) 160,000 147,042
5.05%, 8/14/2054(b) 35,000 32,421
2.50%, 9/15/2060 150,000 79,889
4.95%, 2/27/2063 100,000 89,711
5.10%, 2/9/2064 75,000 68,534
5.20%, 8/14/2064 100,000 93,103
GlaxoSmithKline Capital, Inc. ,
3.88%, 5/15/2028(b) 300,000 292,612
5.38%, 4/15/2034(b) 201,000 205,064
6.38%, 5/15/2038 200,000 216,773
4.20%, 3/18/2043 50,000 42,261
Johnson & Johnson ,
2.45%, 3/1/2026(b) 250,000 244,408
0.95%, 9/1/2027(b) 300,000 274,959
4.80%, 6/1/2029(b) 75,000 75,735
1.30%, 9/1/2030(b) 300,000 251,654
4.90%, 6/1/2031 75,000 75,473
4.95%, 5/15/2033(b) 263,000 265,797
4.95%, 6/1/2034 75,000 74,998
3.63%, 3/3/2037 100,000 86,703
3.70%, 3/1/2046(b) 250,000 197,632
3.75%, 3/3/2047 100,000 78,775
5.25%, 6/1/2054 50,000 48,825
2.45%, 9/1/2060 500,000 271,145
Merck & Co., Inc. ,
1.70%, 6/10/2027 170,000 159,385
4.05%, 5/17/2028 30,000 29,559
1.90%, 12/10/2028(b) 130,000 117,292
3.40%, 3/7/2029 400,000 380,539
4.30%, 5/17/2030(b) 60,000 58,884
2.15%, 12/10/2031(b) 115,000 96,175
4.50%, 5/17/2033 35,000 33,720
3.90%, 3/7/2039 100,000 84,644
3.60%, 9/15/2042 250,000 194,080
4.90%, 5/17/2044(b) 40,000 36,936
3.70%, 2/10/2045(b) 400,000 309,770
4.00%, 3/7/2049 350,000 274,089
2.45%, 6/24/2050 112,000 64,475
2.75%, 12/10/2051 70,000 42,423
5.00%, 5/17/2053 35,000 31,860
2.90%, 12/10/2061 100,000 57,349
5.15%, 5/17/2063(b) 25,000 22,842
Novartis Capital Corp. ,
3.10%, 5/17/2027 500,000 484,812
3.80%, 9/18/2029(b) 50,000 48,142
2.20%, 8/14/2030(b) 300,000 262,714
4.00%, 9/18/2031(b) 50,000 47,624
4.20%, 9/18/2034 50,000 46,519

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 45
Corporate Bonds
Principal
Amount ($) Value ($)
Pharmaceuticals
Novartis Capital Corp.,
4.40%, 5/6/2044 188,000 164,944
4.00%, 11/20/2045 200,000 164,114
4.70%, 9/18/2054 30,000 26,460
Pfizer Investment Enterprises
Pte. Ltd. ,
4.45%, 5/19/2026 300,000 299,548
4.45%, 5/19/2028(b) 300,000 297,364
4.65%, 5/19/2030(b) 500,000 494,726
4.75%, 5/19/2033 395,000 383,814
5.30%, 5/19/2053(b) 520,000 486,888
5.34%, 5/19/2063 350,000 321,280
Pfizer, Inc. ,
3.00%, 12/15/2026(b) 300,000 291,877
2.63%, 4/1/2030 100,000 89,700
1.70%, 5/28/2030(b) 140,000 119,292
1.75%, 8/18/2031 100,000 82,355
7.20%, 3/15/2039 525,000 613,700
2.55%, 5/28/2040 45,000 31,096
4.00%, 3/15/2049(b) 500,000 392,416
2.70%, 5/28/2050 65,000 39,991
Pharmacia LLC ,
6.60%, 12/1/2028(e) 177,000 188,122
Royalty Pharma plc ,
5.15%, 9/2/2029 50,000 49,860
2.20%, 9/2/2030(b) 50,000 42,466
2.15%, 9/2/2031 35,000 28,687
5.40%, 9/2/2034 50,000 48,652
3.55%, 9/2/2050(b) 200,000 133,371
3.35%, 9/2/2051 50,000 31,737
5.90%, 9/2/2054(b) 50,000 47,480
Sanofi SA ,
3.63%, 6/19/2028 96,000 93,038
Shire Acquisitions Investments
Ireland DAC ,
3.20%, 9/23/2026 21,000 20,520
Takeda Pharmaceutical Co.
Ltd. ,
5.00%, 11/26/2028(b) 300,000 300,673
2.05%, 3/31/2030(b) 200,000 172,329
5.30%, 7/5/2034(b) 200,000 198,099
3.03%, 7/9/2040 200,000 144,967
3.18%, 7/9/2050(b) 300,000 194,343
Utah Acquisition Sub, Inc. ,
3.95%, 6/15/2026 500,000 492,057
5.25%, 6/15/2046(b) 100,000 84,198
Viatris, Inc. ,
2.30%, 6/22/2027(b) 100,000 93,777
2.70%, 6/22/2030 150,000 130,119
3.85%, 6/22/2040(b) 300,000 224,964
4.00%, 6/22/2050(b) 100,000 68,132
Wyeth LLC ,
6.50%, 2/1/2034(b) 206,000 224,159
Zoetis, Inc. ,
3.90%, 8/20/2028(b) 350,000 339,291
3.00%, 5/15/2050(b) 300,000 192,429
20,333,942
Professional Services 0.1%
Automatic Data Processing,
Inc. ,
1.70%, 5/15/2028(b) 120,000 109,587
Corporate Bonds
Principal
Amount ($) Value ($)
Professional Services
Automatic Data Processing,
Inc.,
1.25%, 9/1/2030(b) 100,000 83,056
4.45%, 9/9/2034(b) 50,000 47,601
Broadridge Financial
Solutions, Inc. ,
3.40%, 6/27/2026 215,000 210,895
2.60%, 5/1/2031(b) 135,000 115,520
Concentrix Corp. ,
6.65%, 8/2/2026(b) 50,000 50,858
6.60%, 8/2/2028(b) 50,000 51,231
6.85%, 8/2/2033 50,000 50,436
Equifax, Inc. ,
5.10%, 12/15/2027 45,000 45,255
5.10%, 6/1/2028(b) 40,000 40,150
4.80%, 9/15/2029(b) 40,000 39,492
2.35%, 9/15/2031(b) 100,000 83,608
Jacobs Engineering Group,
Inc. ,
6.35%, 8/18/2028 100,000 104,120
5.90%, 3/1/2033 75,000 75,982
Thomson Reuters Corp. ,
3.35%, 5/15/2026(b) 280,000 274,915
UL Solutions, Inc. ,
6.50%, 10/20/2028(f) 25,000 25,992
Verisk Analytics, Inc. ,
5.75%, 4/1/2033(b) 55,000 56,528
5.25%, 6/5/2034(b) 40,000 39,510
3.63%, 5/15/2050 85,000 59,320
1,564,056
Real Estate Management & Development 0.0%
†
CBRE Services, Inc. ,
4.88%, 3/1/2026 500,000 499,257
5.95%, 8/15/2034 25,000 25,779
Jones Lang LaSalle, Inc. ,
6.88%, 12/1/2028 25,000 26,489
551,525
Residential REITs 0.1%
American Homes 4 Rent LP ,
5.50%, 2/1/2034(b) 50,000 49,793
4.30%, 4/15/2052 25,000 19,467
AvalonBay Communities, Inc. ,
1.90%, 12/1/2028 200,000 178,700
3.30%, 6/1/2029(b) 20,000 18,755
2.30%, 3/1/2030 76,000 66,875
2.45%, 1/15/2031 210,000 182,224
2.05%, 1/15/2032 85,000 70,376
5.30%, 12/7/2033(b) 25,000 25,033
Camden Property Trust ,
2.80%, 5/15/2030 80,000 71,796
ERP Operating LP ,
1.85%, 8/1/2031 30,000 24,750
4.65%, 9/15/2034(b) 25,000 23,707
4.50%, 7/1/2044 200,000 172,616
Essential Properties LP ,
2.95%, 7/15/2031(b) 100,000 85,132
Essex Portfolio LP ,
3.38%, 4/15/2026(b) 300,000 294,506
4.00%, 3/1/2029 100,000 96,151
3.00%, 1/15/2030 75,000 67,845

46 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Residential REITs
Essex Portfolio LP,
2.65%, 3/15/2032 35,000 29,471
Invitation Homes Operating
Partnership LP ,
2.30%, 11/15/2028 125,000 112,826
5.45%, 8/15/2030(b) 60,000 60,800
4.15%, 4/15/2032(b) 100,000 92,230
5.50%, 8/15/2033(b) 90,000 89,473
2.70%, 1/15/2034(b) 30,000 23,914
Mid-America Apartments LP ,
1.10%, 9/15/2026 30,000 28,261
2.75%, 3/15/2030 50,000 44,741
5.30%, 2/15/2032(b) 25,000 25,103
5.00%, 3/15/2034 25,000 24,318
Sun Communities Operating
LP ,
2.30%, 11/1/2028(b) 65,000 58,597
5.50%, 1/15/2029(b) 25,000 25,177
2.70%, 7/15/2031 55,000 46,245
4.20%, 4/15/2032(b) 30,000 27,390
5.70%, 1/15/2033(b) 100,000 99,600
UDR, Inc. ,
3.00%, 8/15/2031 250,000 219,542
1.90%, 3/15/2033 55,000 42,256
2,497,670
Retail REITs 0.1%
Brixmor Operating Partnership
LP ,
4.05%, 7/1/2030 84,000 79,414
2.50%, 8/16/2031 100,000 83,908
5.50%, 2/15/2034 25,000 24,756
Federal Realty OP LP ,
5.38%, 5/1/2028 20,000 20,202
3.50%, 6/1/2030(b) 200,000 183,456
Kimco Realty OP LLC ,
2.25%, 12/1/2031 25,000 20,745
6.40%, 3/1/2034(b) 25,000 26,604
4.45%, 9/1/2047(b) 250,000 206,024
NNN REIT, Inc. ,
2.50%, 4/15/2030(b) 300,000 262,578
5.60%, 10/15/2033 25,000 25,212
5.50%, 6/15/2034(b) 25,000 24,897
3.50%, 4/15/2051 40,000 27,036
Phillips Edison Grocery Center
Operating Partnership I LP ,
2.63%, 11/15/2031 100,000 83,619
5.75%, 7/15/2034 25,000 25,029
4.95%, 1/15/2035 25,000 23,508
Realty Income Corp. ,
0.75%, 3/15/2026 70,000 66,741
4.70%, 12/15/2028 40,000 39,799
4.75%, 2/15/2029 25,000 24,815
3.40%, 1/15/2030(b) 250,000 232,409
3.25%, 1/15/2031 65,000 58,690
5.63%, 10/13/2032(b) 45,000 45,979
2.85%, 12/15/2032 400,000 337,880
1.80%, 3/15/2033 55,000 42,087
4.90%, 7/15/2033 60,000 58,130
5.13%, 2/15/2034(b) 25,000 24,499
Regency Centers LP ,
2.95%, 9/15/2029 50,000 45,833
Corporate Bonds
Principal
Amount ($) Value ($)
Retail REITs
Regency Centers LP,
3.70%, 6/15/2030(b) 300,000 280,193
2,374,043
Semiconductors & Semiconductor Equipment 0.6%
Advanced Micro Devices, Inc. ,
3.92%, 6/1/2032 75,000 69,612
4.39%, 6/1/2052 85,000 71,029
Analog Devices, Inc. ,
2.10%, 10/1/2031 102,000 85,445
5.05%, 4/1/2034 25,000 24,979
2.80%, 10/1/2041(b) 175,000 123,825
5.30%, 4/1/2054(b) 25,000 23,820
Applied Materials, Inc. ,
3.30%, 4/1/2027(b) 200,000 194,857
4.80%, 6/15/2029(b) 35,000 35,115
1.75%, 6/1/2030 60,000 51,285
5.10%, 10/1/2035(b) 250,000 249,988
4.35%, 4/1/2047 86,000 72,842
2.75%, 6/1/2050 85,000 53,005
Broadcom Corp. ,
3.88%, 1/15/2027 500,000 492,191
Broadcom, Inc. ,
5.05%, 7/12/2027(b) 125,000 126,158
4.15%, 2/15/2028 60,000 58,991
4.00%, 4/15/2029(f) 95,000 91,395
5.05%, 7/12/2029 75,000 75,285
4.35%, 2/15/2030(b) 80,000 77,839
4.15%, 11/15/2030(b) 121,000 115,781
2.45%, 2/15/2031(f) 200,000 172,473
5.15%, 11/15/2031(b) 95,000 95,615
4.55%, 2/15/2032(b) 70,000 67,692
4.15%, 4/15/2032(f) 80,000 75,018
4.30%, 11/15/2032 200,000 188,629
2.60%, 2/15/2033(b)(f) 260,000 214,915
3.42%, 4/15/2033(f) 84,000 73,528
3.47%, 4/15/2034(f) 1,000,000 866,660
4.80%, 10/15/2034(b) 120,000 115,798
3.14%, 11/15/2035(f) 300,000 245,001
4.93%, 5/15/2037(f) 363,000 345,267
3.50%, 2/15/2041(b)(f) 100,000 78,093
Intel Corp. ,
4.88%, 2/10/2026 110,000 110,027
3.75%, 3/25/2027 200,000 195,110
3.15%, 5/11/2027 300,000 287,905
3.75%, 8/5/2027 60,000 58,196
4.88%, 2/10/2028(b) 110,000 109,439
1.60%, 8/12/2028 75,000 66,153
4.00%, 8/5/2029(b) 60,000 57,154
2.45%, 11/15/2029(b) 400,000 351,067
5.13%, 2/10/2030(b) 310,000 307,272
3.90%, 3/25/2030(b) 400,000 374,759
5.00%, 2/21/2031(b) 30,000 29,446
2.00%, 8/12/2031(b) 100,000 80,515
4.15%, 8/5/2032(b) 300,000 273,073
5.20%, 2/10/2033(b) 150,000 145,024
5.15%, 2/21/2034 40,000 38,376
2.80%, 8/12/2041 30,000 19,136
5.63%, 2/10/2043 45,000 41,238
4.10%, 5/11/2047(b) 300,000 213,220
3.73%, 12/8/2047 443,000 292,158
3.25%, 11/15/2049 100,000 59,697

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 47
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Intel Corp.,
4.75%, 3/25/2050(b) 400,000 309,160
4.90%, 8/5/2052(b) 60,000 47,373
5.70%, 2/10/2053(b) 120,000 106,126
3.10%, 2/15/2060 200,000 106,754
5.05%, 8/5/2062 60,000 46,817
5.90%, 2/10/2063(b) 110,000 99,245
KLA Corp. ,
4.65%, 7/15/2032(b) 50,000 48,923
4.70%, 2/1/2034(b) 25,000 24,264
3.30%, 3/1/2050(b) 220,000 151,950
4.95%, 7/15/2052(b) 90,000 81,797
5.25%, 7/15/2062(b) 75,000 70,220
Lam Research Corp. ,
4.00%, 3/15/2029 94,000 91,394
1.90%, 6/15/2030(b) 90,000 77,144
4.88%, 3/15/2049(b) 75,000 67,327
Microchip Technology, Inc. ,
4.90%, 3/15/2028 50,000 49,822
5.05%, 3/15/2029 50,000 49,898
5.05%, 2/15/2030 50,000 49,653
Micron Technology, Inc. ,
5.38%, 4/15/2028(b) 60,000 60,631
5.33%, 2/6/2029(b) 150,000 150,707
6.75%, 11/1/2029(b) 150,000 159,701
5.30%, 1/15/2031 40,000 39,960
2.70%, 4/15/2032(b) 100,000 83,799
5.88%, 2/9/2033(b) 50,000 51,211
5.88%, 9/15/2033 60,000 61,540
3.37%, 11/1/2041(b) 50,000 36,527
3.48%, 11/1/2051(b) 50,000 33,753
NVIDIA Corp. ,
3.20%, 9/16/2026 106,000 103,942
1.55%, 6/15/2028(b) 365,000 331,450
2.85%, 4/1/2030(b) 110,000 100,806
2.00%, 6/15/2031(b) 200,000 169,920
3.50%, 4/1/2050(b) 280,000 208,064
NXP BV ,
3.88%, 6/18/2026 35,000 34,520
4.30%, 6/18/2029(b) 100,000 97,068
3.40%, 5/1/2030 35,000 32,148
2.50%, 5/11/2031(b) 190,000 161,973
2.65%, 2/15/2032 40,000 33,674
5.00%, 1/15/2033(b) 85,000 82,719
3.25%, 5/11/2041(b) 195,000 142,494
3.13%, 2/15/2042(b) 50,000 34,808
3.25%, 11/30/2051 30,000 19,242
QUALCOMM, Inc. ,
3.25%, 5/20/2027(b) 250,000 243,152
1.30%, 5/20/2028(b) 73,000 65,485
2.15%, 5/20/2030(b) 80,000 70,212
1.65%, 5/20/2032(b) 190,000 151,427
5.40%, 5/20/2033 100,000 103,154
4.65%, 5/20/2035 100,000 96,602
4.30%, 5/20/2047 300,000 247,844
4.50%, 5/20/2052(b) 90,000 75,439
6.00%, 5/20/2053(b) 100,000 104,525
Skyworks Solutions, Inc. ,
3.00%, 6/1/2031 40,000 34,263
Texas Instruments, Inc. ,
4.60%, 2/8/2027 25,000 25,107
4.60%, 2/15/2028(b) 105,000 105,194
Corporate Bonds
Principal
Amount ($) Value ($)
Semiconductors & Semiconductor Equipment
Texas Instruments, Inc.,
4.60%, 2/8/2029 25,000 24,932
2.25%, 9/4/2029(b) 300,000 269,484
1.90%, 9/15/2031(b) 80,000 67,024
3.65%, 8/16/2032 40,000 36,711
4.90%, 3/14/2033(b) 20,000 19,862
4.85%, 2/8/2034(b) 25,000 24,587
4.15%, 5/15/2048(b) 300,000 243,735
2.70%, 9/15/2051 100,000 60,712
5.00%, 3/14/2053 20,000 18,323
5.15%, 2/8/2054 25,000 23,403
5.05%, 5/18/2063 145,000 130,659
TSMC Arizona Corp. ,
3.13%, 10/25/2041 200,000 152,963
4.50%, 4/22/2052(b) 200,000 182,080
Xilinx, Inc. ,
2.38%, 6/1/2030 50,000 44,069
14,070,568
Software 0.5%
Adobe, Inc. ,
2.15%, 2/1/2027(b) 245,000 233,842
4.80%, 4/4/2029(b) 25,000 25,126
2.30%, 2/1/2030(b) 100,000 88,941
4.95%, 4/4/2034(b) 25,000 24,795
AppLovin Corp. ,
5.13%, 12/1/2029(b) 75,000 74,817
5.38%, 12/1/2031 25,000 25,006
5.50%, 12/1/2034(b) 55,000 54,590
Atlassian Corp. ,
5.25%, 5/15/2029 25,000 25,186
5.50%, 5/15/2034(b) 25,000 25,109
Autodesk, Inc. ,
2.40%, 12/15/2031(b) 155,000 130,227
Cadence Design Systems,
Inc. ,
4.20%, 9/10/2027 35,000 34,597
4.30%, 9/10/2029(b) 50,000 49,017
4.70%, 9/10/2034(b) 25,000 23,968
Intuit, Inc. ,
5.25%, 9/15/2026(b) 55,000 55,580
5.13%, 9/15/2028 75,000 76,123
5.20%, 9/15/2033 75,000 75,149
5.50%, 9/15/2053(b) 122,000 119,460
Microsoft Corp. ,
2.40%, 8/8/2026 465,000 451,051
3.30%, 2/6/2027(b) 800,000 783,250
1.35%, 9/15/2030(b) 25,000 21,181
3.50%, 2/12/2035(b) 325,000 294,484
3.45%, 8/8/2036 239,000 208,397
2.53%, 6/1/2050 436,000 268,313
2.50%, 9/15/2050 200,000 121,039
2.92%, 3/17/2052 575,000 379,864
2.68%, 6/1/2060 400,000 234,267
3.04%, 3/17/2062 250,000 159,709
Oracle Corp. ,
2.65%, 7/15/2026 190,000 184,204
3.25%, 11/15/2027 300,000 288,438
4.50%, 5/6/2028 55,000 54,451
4.20%, 9/27/2029 150,000 144,896
6.15%, 11/9/2029(b) 65,000 68,177
2.95%, 4/1/2030 400,000 361,085

48 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Software
Oracle Corp.,
4.65%, 5/6/2030 55,000 54,206
3.25%, 5/15/2030 250,000 228,815
2.88%, 3/25/2031(b) 500,000 439,970
6.25%, 11/9/2032(b) 180,000 190,759
4.90%, 2/6/2033(b) 85,000 82,759
4.30%, 7/8/2034 150,000 137,889
4.70%, 9/27/2034(b) 250,000 236,937
3.90%, 5/15/2035 200,000 175,231
3.80%, 11/15/2037 400,000 333,936
3.60%, 4/1/2040 300,000 234,556
5.38%, 7/15/2040(b) 350,000 336,989
4.50%, 7/8/2044 120,000 101,224
4.00%, 7/15/2046 100,000 76,957
4.00%, 11/15/2047 400,000 304,864
3.60%, 4/1/2050 500,000 350,305
6.90%, 11/9/2052 180,000 201,551
5.55%, 2/6/2053 130,000 122,823
5.38%, 9/27/2054 195,000 179,736
3.85%, 4/1/2060 250,000 171,503
4.10%, 3/25/2061(b) 300,000 215,370
5.50%, 9/27/2064(b) 200,000 182,981
Roper Technologies, Inc. ,
4.20%, 9/15/2028 82,000 80,050
2.95%, 9/15/2029 90,000 82,222
4.50%, 10/15/2029(b) 25,000 24,549
1.75%, 2/15/2031(b) 245,000 201,240
4.75%, 2/15/2032 50,000 48,732
4.90%, 10/15/2034 75,000 72,132
Salesforce, Inc. ,
3.70%, 4/11/2028 500,000 486,904
1.95%, 7/15/2031(b) 35,000 29,375
2.70%, 7/15/2041(b) 200,000 140,887
2.90%, 7/15/2051 290,000 185,219
ServiceNow, Inc. ,
1.40%, 9/1/2030 145,000 120,511
VMware LLC ,
1.40%, 8/15/2026 300,000 284,194
4.70%, 5/15/2030(b) 300,000 293,512
2.20%, 8/15/2031 150,000 124,432
Workday, Inc. ,
3.50%, 4/1/2027 50,000 48,739
3.70%, 4/1/2029 50,000 47,549
3.80%, 4/1/2032 70,000 63,700
11,857,647
Specialized REITs 0.3%
American Tower Corp. ,
1.45%, 9/15/2026 105,000 99,265
3.65%, 3/15/2027 35,000 34,173
1.50%, 1/31/2028(b) 300,000 270,724
5.50%, 3/15/2028 60,000 60,887
5.25%, 7/15/2028 40,000 40,247
5.80%, 11/15/2028 85,000 87,260
5.20%, 2/15/2029 25,000 25,148
3.95%, 3/15/2029 300,000 287,445
2.90%, 1/15/2030(b) 110,000 99,064
1.88%, 10/15/2030 165,000 138,266
2.30%, 9/15/2031(b) 145,000 120,557
4.05%, 3/15/2032 60,000 55,653
5.65%, 3/15/2033(b) 60,000 60,770
5.55%, 7/15/2033 40,000 40,297
Corporate Bonds
Principal
Amount ($) Value ($)
Specialized REITs
American Tower Corp.,
5.90%, 11/15/2033(b) 100,000 103,016
5.45%, 2/15/2034 25,000 25,043
5.40%, 1/31/2035 50,000 49,454
2.95%, 1/15/2051(b) 200,000 123,670
Crown Castle, Inc. ,
3.70%, 6/15/2026 60,000 59,020
1.05%, 7/15/2026 300,000 283,452
2.90%, 3/15/2027 40,000 38,404
3.65%, 9/1/2027 150,000 145,462
5.00%, 1/11/2028 65,000 64,942
3.80%, 2/15/2028 150,000 144,336
4.80%, 9/1/2028 35,000 34,603
5.60%, 6/1/2029(b) 75,000 76,451
4.90%, 9/1/2029 40,000 39,556
3.10%, 11/15/2029 260,000 236,554
2.25%, 1/15/2031 92,000 77,312
5.10%, 5/1/2033 35,000 34,088
5.80%, 3/1/2034 65,000 66,220
5.20%, 9/1/2034(b) 50,000 48,703
2.90%, 4/1/2041(b) 200,000 139,111
4.75%, 5/15/2047 100,000 84,715
CubeSmart LP ,
2.25%, 12/15/2028(b) 155,000 139,423
2.00%, 2/15/2031 50,000 41,491
2.50%, 2/15/2032(b) 175,000 146,204
EPR Properties ,
4.95%, 4/15/2028 200,000 196,586
Equinix, Inc. ,
1.55%, 3/15/2028 100,000 90,073
2.00%, 5/15/2028 30,000 27,298
3.20%, 11/18/2029(b) 105,000 96,529
2.50%, 5/15/2031 90,000 76,926
2.95%, 9/15/2051 100,000 61,340
3.40%, 2/15/2052 200,000 135,355
Extra Space Storage LP ,
5.50%, 7/1/2030(b) 150,000 152,610
2.40%, 10/15/2031 90,000 74,782
2.35%, 3/15/2032 40,000 32,678
5.40%, 2/1/2034 25,000 24,759
5.35%, 1/15/2035 25,000 24,659
Public Storage Operating Co. ,
1.50%, 11/9/2026 140,000 132,433
1.85%, 5/1/2028(b) 185,000 168,692
1.95%, 11/9/2028 135,000 121,506
5.13%, 1/15/2029 30,000 30,360
2.30%, 5/1/2031 160,000 136,658
2.25%, 11/9/2031(b) 100,000 83,647
5.10%, 8/1/2033 74,000 73,669
5.35%, 8/1/2053 25,000 23,764
Weyerhaeuser Co. ,
4.75%, 5/15/2026(b) 60,000 60,004
7.38%, 3/15/2032 193,000 214,848
5,660,162
Specialty Retail 0.4%
AutoNation, Inc. ,
1.95%, 8/1/2028 45,000 40,456
2.40%, 8/1/2031(b) 90,000 74,256
3.85%, 3/1/2032(b) 30,000 26,889
AutoZone, Inc. ,
5.05%, 7/15/2026 25,000 25,142

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 49
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
AutoZone, Inc.,
4.50%, 2/1/2028(b) 145,000 143,688
6.25%, 11/1/2028(b) 25,000 26,154
5.10%, 7/15/2029 50,000 50,291
4.00%, 4/15/2030 100,000 95,201
4.75%, 8/1/2032(b) 40,000 38,691
4.75%, 2/1/2033 150,000 143,912
5.20%, 8/1/2033(b) 25,000 24,636
6.55%, 11/1/2033 25,000 26,900
5.40%, 7/15/2034 50,000 49,711
Best Buy Co., Inc. ,
1.95%, 10/1/2030 125,000 105,289
Dick's Sporting Goods, Inc. ,
4.10%, 1/15/2052 50,000 36,527
Home Depot, Inc. (The) ,
5.15%, 6/25/2026(b) 100,000 101,017
4.95%, 9/30/2026 50,000 50,416
2.50%, 4/15/2027(b) 200,000 191,383
2.88%, 4/15/2027 45,000 43,502
4.88%, 6/25/2027(b) 65,000 65,616
0.90%, 3/15/2028(b) 130,000 116,031
1.50%, 9/15/2028(b) 100,000 89,396
3.90%, 12/6/2028(b) 300,000 292,252
4.90%, 4/15/2029 50,000 50,442
2.95%, 6/15/2029 186,000 172,489
4.75%, 6/25/2029 55,000 55,119
1.38%, 3/15/2031 300,000 242,945
4.85%, 6/25/2031 85,000 84,968
1.88%, 9/15/2031(b) 100,000 82,611
3.25%, 4/15/2032(b) 200,000 178,428
4.50%, 9/15/2032(b) 90,000 87,579
4.95%, 6/25/2034(b) 95,000 93,717
5.88%, 12/16/2036 200,000 210,310
5.95%, 4/1/2041 150,000 157,489
4.20%, 4/1/2043 150,000 126,855
4.40%, 3/15/2045 600,000 512,455
3.35%, 4/15/2050(b) 135,000 94,115
2.38%, 3/15/2051 200,000 113,161
2.75%, 9/15/2051 100,000 61,006
3.63%, 4/15/2052(b) 140,000 101,591
4.95%, 9/15/2052(b) 25,000 22,761
5.30%, 6/25/2054(b) 150,000 143,691
Lowe's Cos., Inc. ,
4.80%, 4/1/2026 60,000 60,101
2.50%, 4/15/2026(b) 300,000 292,263
3.35%, 4/1/2027(b) 60,000 58,275
3.10%, 5/3/2027(b) 250,000 241,683
1.30%, 4/15/2028(b) 170,000 151,974
1.70%, 9/15/2028(b) 80,000 71,572
6.50%, 3/15/2029(b) 236,000 251,282
1.70%, 10/15/2030 75,000 62,750
2.63%, 4/1/2031(b) 300,000 260,571
3.75%, 4/1/2032(b) 245,000 224,366
5.00%, 4/15/2033(b) 60,000 59,069
5.15%, 7/1/2033(b) 75,000 74,568
2.80%, 9/15/2041 60,000 41,170
4.05%, 5/3/2047 250,000 194,108
3.00%, 10/15/2050 345,000 214,488
4.25%, 4/1/2052(b) 65,000 50,728
5.63%, 4/15/2053(b) 200,000 192,198
4.45%, 4/1/2062 75,000 58,091
5.80%, 9/15/2062(b) 60,000 58,069
Corporate Bonds
Principal
Amount ($) Value ($)
Specialty Retail
Lowe’s Cos., Inc.,
5.85%, 4/1/2063(b) 110,000 107,605
O'Reilly Automotive, Inc. ,
3.55%, 3/15/2026(b) 300,000 295,903
5.75%, 11/20/2026 35,000 35,606
4.70%, 6/15/2032 100,000 96,604
5.00%, 8/19/2034 25,000 24,245
TJX Cos., Inc. (The) ,
2.25%, 9/15/2026(b) 500,000 481,956
Tractor Supply Co. ,
1.75%, 11/1/2030(b) 55,000 46,020
5.25%, 5/15/2033(b) 20,000 19,988
8,174,341
Technology Hardware, Storage & Peripherals 0.4%
Apple, Inc. ,
0.70%, 2/8/2026(b) 500,000 480,441
3.25%, 2/23/2026 230,000 227,226
2.45%, 8/4/2026 625,000 606,200
3.35%, 2/9/2027(b) 500,000 489,963
3.20%, 5/11/2027(b) 300,000 291,719
1.20%, 2/8/2028(b) 500,000 452,164
4.00%, 5/10/2028(b) 60,000 59,143
1.40%, 8/5/2028(b) 350,000 314,166
3.25%, 8/8/2029(b) 150,000 141,738
2.20%, 9/11/2029 235,000 211,025
4.15%, 5/10/2030(b) 60,000 59,419
1.65%, 5/11/2030 300,000 257,892
1.25%, 8/20/2030(b) 500,000 417,837
1.65%, 2/8/2031(b) 250,000 210,398
1.70%, 8/5/2031 50,000 41,648
3.35%, 8/8/2032 150,000 137,412
4.30%, 5/10/2033 60,000 58,543
3.85%, 5/4/2043 550,000 455,589
4.38%, 5/13/2045 355,000 313,371
4.65%, 2/23/2046 460,000 420,573
2.65%, 5/11/2050 300,000 186,378
2.40%, 8/20/2050 100,000 59,052
2.65%, 2/8/2051 400,000 246,781
2.70%, 8/5/2051 50,000 31,183
3.95%, 8/8/2052(b) 120,000 95,470
4.85%, 5/10/2053 60,000 56,667
2.55%, 8/20/2060 300,000 175,298
2.85%, 8/5/2061 50,000 29,969
4.10%, 8/8/2062 120,000 95,542
Dell International LLC ,
6.02%, 6/15/2026(b) 261,000 264,742
4.90%, 10/1/2026 132,000 132,368
5.30%, 10/1/2029(b) 300,000 302,881
4.35%, 2/1/2030(b) 25,000 24,191
5.75%, 2/1/2033(b) 60,000 61,635
5.40%, 4/15/2034(b) 50,000 49,879
4.85%, 2/1/2035(b) 75,000 71,222
3.38%, 12/15/2041 100,000 73,573
8.35%, 7/15/2046(b) 43,000 54,693
3.45%, 12/15/2051 55,000 37,331
Hewlett Packard Enterprise
Co. ,
4.45%, 9/25/2026 75,000 74,621
4.40%, 9/25/2027(b) 75,000 74,213
5.25%, 7/1/2028(b) 20,000 20,198
4.55%, 10/15/2029 100,000 97,479

50 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Corporate Bonds
Principal
Amount ($) Value ($)
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise
Co.,
4.85%, 10/15/2031(b) 40,000 39,011
5.00%, 10/15/2034(b) 185,000 177,817
6.35%, 10/15/2045(b)(e) 150,000 155,673
5.60%, 10/15/2054(b) 135,000 127,075
HP, Inc. ,
4.75%, 1/15/2028 60,000 59,918
4.00%, 4/15/2029(b) 60,000 57,517
2.65%, 6/17/2031(b) 50,000 42,805
5.50%, 1/15/2033 60,000 60,547
6.00%, 9/15/2041(b) 250,000 253,455
Western Digital Corp. ,
2.85%, 2/1/2029 250,000 222,524
9,158,175
Textiles, Apparel & Luxury Goods 0.0%
†
NIKE, Inc. ,
2.85%, 3/27/2030(b) 400,000 364,291
3.88%, 11/1/2045(b) 250,000 197,076
3.38%, 3/27/2050(b) 200,000 140,853
702,220
Tobacco 0.3%
Altria Group, Inc. ,
4.40%, 2/14/2026(b) 160,000 159,218
6.20%, 11/1/2028 25,000 25,984
4.80%, 2/14/2029(b) 400,000 395,231
5.80%, 2/14/2039 400,000 395,167
4.50%, 5/2/2043 250,000 204,025
5.38%, 1/31/2044(b) 170,000 158,747
5.95%, 2/14/2049(b) 250,000 244,603
3.70%, 2/4/2051(b) 250,000 169,966
BAT Capital Corp. ,
4.70%, 4/2/2027 100,000 99,581
3.56%, 8/15/2027(b) 198,000 191,585
2.26%, 3/25/2028(b) 160,000 146,992
6.34%, 8/2/2030(b) 100,000 105,151
4.74%, 3/16/2032(b) 70,000 67,330
6.42%, 8/2/2033(b) 90,000 95,124
6.00%, 2/20/2034(b) 100,000 102,739
4.39%, 8/15/2037(b) 350,000 301,931
7.08%, 8/2/2043 50,000 54,020
4.76%, 9/6/2049 150,000 121,421
5.65%, 3/16/2052 70,000 64,079
7.08%, 8/2/2053(b) 75,000 82,282
BAT International Finance plc ,
1.67%, 3/25/2026(b) 150,000 144,307
4.45%, 3/16/2028(b) 70,000 68,872
5.93%, 2/2/2029(b) 200,000 205,917
Philip Morris International,
Inc. ,
4.88%, 2/13/2026 100,000 100,255
4.75%, 2/12/2027 50,000 50,111
4.38%, 11/1/2027 50,000 49,585
5.13%, 11/17/2027(b) 90,000 91,083
4.88%, 2/15/2028(b) 100,000 100,240
5.25%, 9/7/2028 25,000 25,359
4.88%, 2/13/2029(b) 50,000 49,938
4.63%, 11/1/2029 50,000 49,317
5.63%, 11/17/2029 70,000 72,102
5.13%, 2/15/2030 100,000 100,528
Corporate Bonds
Principal
Amount ($) Value ($)
Tobacco
Philip Morris International,
Inc.,
5.50%, 9/7/2030(b) 25,000 25,597
5.13%, 2/13/2031(b) 250,000 250,019
4.75%, 11/1/2031(b) 50,000 48,897
5.75%, 11/17/2032 30,000 30,848
5.38%, 2/15/2033(b) 250,000 250,484
5.63%, 9/7/2033 25,000 25,398
5.25%, 2/13/2034(b) 250,000 247,082
4.90%, 11/1/2034 50,000 48,046
6.38%, 5/16/2038(b) 460,000 493,964
3.88%, 8/21/2042 250,000 197,667
4.25%, 11/10/2044 160,000 130,978
Reynolds American, Inc. ,
5.70%, 8/15/2035(b) 120,000 120,343
5.85%, 8/15/2045 400,000 380,863
6,542,976
Trading Companies & Distributors 0.1%
Air Lease Corp. ,
3.75%, 6/1/2026(b) 250,000 246,119
5.30%, 6/25/2026 25,000 25,159
1.88%, 8/15/2026 80,000 76,256
5.30%, 2/1/2028(b) 50,000 50,419
2.10%, 9/1/2028 100,000 90,174
5.10%, 3/1/2029(b) 50,000 50,105
3.25%, 10/1/2029(b) 250,000 230,764
5.20%, 7/15/2031 25,000 24,701
GATX Corp. ,
3.25%, 9/15/2026 50,000 48,668
4.00%, 6/30/2030(b) 100,000 94,665
4.90%, 3/15/2033(b) 145,000 139,817
5.45%, 9/15/2033 100,000 100,270
6.05%, 3/15/2034 50,000 52,244
6.90%, 5/1/2034 25,000 27,402
3.10%, 6/1/2051 90,000 56,855
WW Grainger, Inc. ,
4.45%, 9/15/2034(b) 45,000 42,821
3.75%, 5/15/2046(b) 250,000 194,191
1,550,630
Water Utilities 0.0%
†
American Water Capital Corp. ,
4.45%, 6/1/2032 60,000 57,184
5.15%, 3/1/2034(b) 50,000 49,594
4.30%, 9/1/2045 500,000 409,572
5.45%, 3/1/2054(b) 50,000 47,812
Essential Utilities, Inc. ,
4.80%, 8/15/2027 25,000 24,968
5.38%, 1/15/2034(b) 25,000 24,757
3.35%, 4/15/2050 200,000 131,464
5.30%, 5/1/2052(b) 40,000 36,365
781,716
Wireless Telecommunication Services 0.3%
America Movil SAB de CV ,
6.38%, 3/1/2035(b) 177,000 186,665
6.13%, 3/30/2040 350,000 357,611
Rogers Communications, Inc. ,
3.20%, 3/15/2027 60,000 57,965
5.00%, 2/15/2029(b) 150,000 149,044
3.80%, 3/15/2032(b) 214,000 192,450

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 51
Corporate Bonds
Principal
Amount ($) Value ($)
Wireless Telecommunication Services
Rogers Communications, Inc.,
5.30%, 2/15/2034(b) 150,000 146,199
4.50%, 3/15/2042(b) 70,000 59,117
4.50%, 3/15/2043(b) 100,000 83,033
5.00%, 3/15/2044(b) 80,000 70,849
4.35%, 5/1/2049(b) 300,000 234,462
4.55%, 3/15/2052(b) 80,000 63,954
T-Mobile USA, Inc. ,
2.25%, 2/15/2026 300,000 291,383
3.75%, 4/15/2027 500,000 488,479
2.05%, 2/15/2028(b) 100,000 91,834
4.95%, 3/15/2028(b) 85,000 85,040
4.80%, 7/15/2028 80,000 79,566
4.85%, 1/15/2029 45,000 44,747
3.38%, 4/15/2029(b) 500,000 466,680
4.20%, 10/1/2029(b) 50,000 48,381
3.88%, 4/15/2030 500,000 470,494
2.55%, 2/15/2031 500,000 430,083
2.70%, 3/15/2032 80,000 67,738
5.05%, 7/15/2033 245,000 239,901
5.75%, 1/15/2034(b) 65,000 66,641
5.15%, 4/15/2034(b) 25,000 24,596
4.70%, 1/15/2035(b) 75,000 70,936
4.38%, 4/15/2040 250,000 216,702
3.00%, 2/15/2041(b) 200,000 142,628
4.50%, 4/15/2050 150,000 122,989
3.30%, 2/15/2051 300,000 197,862
3.40%, 10/15/2052 200,000 133,415
5.65%, 1/15/2053(b) 200,000 193,524
5.75%, 1/15/2054(b) 80,000 78,052
6.00%, 6/15/2054(b) 100,000 101,357
5.25%, 6/15/2055 100,000 90,815
5.80%, 9/15/2062 200,000 192,933
Vodafone Group plc ,
7.88%, 2/15/2030(b) 206,000 233,269
5.25%, 5/30/2048(b) 122,000 112,923
4.88%, 6/19/2049 300,000 258,422
4.25%, 9/17/2050(b) 40,000 31,036
5.63%, 2/10/2053(b) 100,000 95,038
5.75%, 6/28/2054(b) 100,000 96,447
5.75%, 2/10/2063(b) 100,000 94,246
5.88%, 6/28/2064(b) 100,000 96,756
7,056,262
Total Corporate Bonds
(cost $609,262,035)
557,106,757
Foreign Government Securities 1.5%
CANADA 0.3%
Canada Government Bond,
3.75%, 4/26/2028(b) 1,300,000 1,275,443
Export Development Canada,
3.88%, 2/14/2028(b) 500,000 492,252
4.13%, 2/13/2029(b) 500,000 493,289
Province of Alberta,
3.30%, 3/15/2028 500,000 482,250
Province of British Columbia,
4.90%, 4/24/2029 400,000 404,186
4.75%, 6/12/2034 400,000 393,430
Foreign Government Securities
Principal
Amount ($) Value ($)
Province of Manitoba,
4.90%, 5/31/2034 100,000 99,466
Province of Ontario,
2.50%, 4/27/2026(b) 600,000 585,009
2.00%, 10/2/2029 1,000,000 890,143
5.05%, 4/24/2034(b) 200,000 201,259
Province of Quebec,
3.63%, 4/13/2028(b) 500,000 486,116
7.50%, 9/15/2029(b) 578,000 647,524
4.25%, 9/5/2034 200,000 189,102
6,639,469
CHILE 0.1%
Republic of Chile,
3.24%, 2/6/2028 200,000 188,955
4.85%, 1/22/2029 200,000 197,758
2.45%, 1/31/2031 500,000 427,637
2.55%, 1/27/2032 500,000 418,300
2.55%, 7/27/2033(b) 350,000 281,695
3.10%, 5/7/2041 400,000 285,399
5.33%, 1/5/2054(b) 328,290 303,346
3.25%, 9/21/2071 200,000 117,720
2,220,810
HUNGARY 0.0%
†
Hungary Government Bond,
7.63%, 3/29/2041 100,000 110,840
INDONESIA 0.1%
Republic of Indonesia,
4.15%, 9/20/2027 200,000 195,779
3.50%, 1/11/2028 500,000 477,345
4.10%, 4/24/2028(b) 1,000,000 968,368
2.85%, 2/14/2030(b) 500,000 447,675
4.65%, 9/20/2032 200,000 190,981
4.75%, 9/10/2034 200,000 189,909
5.35%, 2/11/2049 200,000 194,332
4.20%, 10/15/2050 200,000 161,361
5.65%, 1/11/2053(b) 200,000 197,500
4.45%, 4/15/2070(b) 200,000 158,637
3,181,887
ISRAEL 0.1%
State of Israel Government
Bond,
3.25%, 1/17/2028 200,000 188,999
5.50%, 3/12/2034(b) 250,000 243,903
3.38%, 1/15/2050 200,000 129,688
3.88%, 7/3/2050 200,000 141,295
5.75%, 3/12/2054 250,000 228,610
4.50%, 4/3/2120 200,000 139,300
1,071,795
ITALY 0.0%
†
Italian Republic Government
Bond,
5.38%, 6/15/2033(b) 491,000 480,832
4.00%, 10/17/2049(b) 400,000 283,928
764,760

52 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Foreign Government Securities
Principal
Amount ($) Value ($)
JAPAN 0.1%
Japan Bank for International
Cooperation,
2.38%, 4/20/2026 500,000 486,219
1.88%, 7/21/2026(b) 500,000 480,319
2.88%, 7/21/2027(b) 500,000 479,745
3.50%, 10/31/2028 400,000 385,210
1.88%, 4/15/2031 800,000 675,800
Japan International
Cooperation Agency,
4.00%, 5/23/2028 450,000 441,538
2,948,831
MEXICO 0.2%
United Mexican States,
4.15%, 3/28/2027 200,000 195,363
3.75%, 1/11/2028(b) 1,000,000 949,377
4.50%, 4/22/2029 300,000 285,827
2.66%, 5/24/2031 700,000 567,937
4.88%, 5/19/2033(b) 200,000 179,001
3.50%, 2/12/2034 250,000 198,879
6.75%, 9/27/2034 596,000 603,344
6.35%, 2/9/2035(b) 200,000 195,350
6.05%, 1/11/2040 400,000 369,879
4.75%, 3/8/2044 400,000 303,504
5.55%, 1/21/2045 300,000 259,694
4.60%, 1/23/2046 347,000 250,808
4.40%, 2/12/2052(b) 200,000 135,069
6.34%, 5/4/2053(b) 550,000 489,399
6.40%, 5/7/2054(b) 400,000 358,195
3.77%, 5/24/2061 200,000 113,189
5,454,815
PANAMA 0.1%
Republic of Panama,
3.88%, 3/17/2028 200,000 184,306
2.25%, 9/29/2032(b) 200,000 139,638
6.40%, 2/14/2035 200,000 181,369
6.70%, 1/26/2036 250,000 231,618
8.00%, 3/1/2038 200,000 200,481
4.30%, 4/29/2053 500,000 292,313
6.85%, 3/28/2054 200,000 170,363
4.50%, 4/1/2056 400,000 235,173
3.87%, 7/23/2060 200,000 104,338
1,739,599
PERU 0.1%
Republic of Peru,
4.13%, 8/25/2027(b) 175,000 170,625
2.78%, 1/23/2031 500,000 426,250
8.75%, 11/21/2033 300,000 356,160
3.00%, 1/15/2034 200,000 160,500
3.30%, 3/11/2041(b) 200,000 144,000
5.63%, 11/18/2050(b) 300,000 280,650
5.88%, 8/8/2054(b) 200,000 190,568
3.60%, 1/15/2072 150,000 91,245
1,819,998
PHILIPPINES 0.1%
Republic of Philippines,
9.50%, 2/2/2030 500,000 597,555
2.46%, 5/5/2030 500,000 438,270
7.75%, 1/14/2031 200,000 225,613
Foreign Government Securities
Principal
Amount ($) Value ($)
6.38%, 10/23/2034 500,000 537,821
3.70%, 2/2/2042 600,000 471,204
3.20%, 7/6/2046 400,000 277,556
5.50%, 1/17/2048(b) 200,000 195,429
2,743,448
POLAND 0.0%
†
Republic of Poland,
4.88%, 10/4/2033 200,000 192,115
5.13%, 9/18/2034 250,000 242,123
5.50%, 4/4/2053 200,000 184,779
5.50%, 3/18/2054 300,000 276,042
895,059
SOUTH KOREA 0.1%
Export-Import Bank of Korea,
2.38%, 4/21/2027 1,000,000 953,536
4.50%, 9/15/2032 400,000 385,758
5.13%, 1/11/2033(b) 200,000 200,875
Republic of Korea,
4.13%, 6/10/2044 250,000 216,102
1,756,271
SWEDEN 0.1%
Svensk Exportkredit AB,
4.38%, 2/13/2026(b) 500,000 498,964
4.13%, 6/14/2028(b) 500,000 494,808
993,772
URUGUAY 0.1%
Oriental Republic of Uruguay,
4.38%, 10/27/2027 250,000 247,386
4.38%, 1/23/2031 200,000 193,800
5.75%, 10/28/2034 200,000 205,221
5.10%, 6/18/2050 350,000 320,930
4.98%, 4/20/2055 200,000 176,755
5.25%, 9/10/2060 200,000 181,934
1,326,026
Total Foreign Government Securities
(cost $37,542,072)
33,667,380
Mortgage-Backed Securities 25.1%
FHLMC Gold Pool
Pool# D60780
8.00%, 6/1/2025 15 15
Pool# G30267
5.00%, 8/1/2025 1,642 1,638
Pool# E02746
3.50%, 11/1/2025 8,582 8,532
Pool# J13883
3.50%, 12/1/2025 20,102 19,977
Pool# J14732
4.00%, 3/1/2026 13,094 13,034
Pool# E02896
3.50%, 5/1/2026 11,128 11,040
Pool# J18127
3.00%, 3/1/2027 25,671 25,300
Pool# J18702
3.00%, 3/1/2027 24,063 23,704

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 53
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# J19106
3.00%, 5/1/2027 11,825 11,641
Pool# J20471
3.00%, 9/1/2027 50,628 49,732
Pool# G14609
3.00%, 11/1/2027 90,701 88,994
Pool# C00566
7.50%, 12/1/2027 156 158
Pool# G15100
2.50%, 7/1/2028 44,002 42,748
Pool# C18271
7.00%, 11/1/2028 762 790
Pool# C00678
7.00%, 11/1/2028 159 165
Pool# C00836
7.00%, 7/1/2029 151 156
Pool# C31285
7.00%, 9/1/2029 249 258
Pool# G18536
2.50%, 1/1/2030 771,306 738,028
Pool# C37436
8.00%, 1/1/2030 454 475
Pool# C36429
7.00%, 2/1/2030 382 396
Pool# C36306
7.00%, 2/1/2030 252 262
Pool# C00921
7.50%, 2/1/2030 375 387
Pool# G01108
7.00%, 4/1/2030 132 137
Pool# G18552
3.00%, 5/1/2030 286,133 276,610
Pool# U49055
3.00%, 6/1/2030 27,369 26,595
Pool# J32243
3.00%, 7/1/2030 235,466 227,083
Pool# J32255
3.00%, 7/1/2030 48,358 46,660
Pool# J32257
3.00%, 7/1/2030 47,411 45,699
Pool# C41561
8.00%, 8/1/2030 1,253 1,266
Pool# C01051
8.00%, 9/1/2030 627 652
Pool# C43550
7.00%, 10/1/2030 874 907
Pool# C44017
7.50%, 10/1/2030 290 289
Pool# C44957
8.00%, 11/1/2030 565 566
Pool# J33361
3.00%, 12/1/2030 106,243 102,512
Pool# G18578
3.00%, 12/1/2030 102,183 98,328
Pool# J33315
3.00%, 12/1/2030 49,881 48,056
Pool# C01103
7.50%, 12/1/2030 233 242
Pool# C46932
7.50%, 1/1/2031 432 433
Pool# G18587
3.00%, 2/1/2031 75,347 72,379
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G18592
3.00%, 3/1/2031 83,071 79,758
Pool# C48206
7.50%, 3/1/2031 1,146 1,143
Pool# C91366
4.50%, 4/1/2031 26,075 25,899
Pool# G18601
3.00%, 5/1/2031 48,551 46,633
Pool# G18605
3.00%, 6/1/2031 28,293 27,157
Pool# J34627
3.00%, 6/1/2031 8,428 8,092
Pool# C91377
4.50%, 6/1/2031 13,565 13,472
Pool# C53324
7.00%, 6/1/2031 1,061 1,100
Pool# J35107
2.50%, 8/1/2031 48,925 46,327
Pool# G01309
7.00%, 8/1/2031 358 371
Pool# G01311
7.00%, 9/1/2031 2,512 2,606
Pool# C01222
7.00%, 9/1/2031 374 388
Pool# G01315
7.00%, 9/1/2031 94 98
Pool# J35522
2.50%, 10/1/2031 191,070 180,643
Pool# C60012
7.00%, 11/1/2031 399 414
Pool# C61298
8.00%, 11/1/2031 1,600 1,605
Pool# J35957
2.50%, 12/1/2031 288,255 272,396
Pool# C61105
7.00%, 12/1/2031 3,571 3,704
Pool# C63171
7.00%, 1/1/2032 2,631 2,729
Pool# V61548
2.50%, 2/1/2032 273,040 257,596
Pool# D99004
3.50%, 3/1/2032 50,909 49,219
Pool# G30577
3.50%, 4/1/2032 109,239 105,620
Pool# G01391
7.00%, 4/1/2032 4,549 4,719
Pool# C01345
7.00%, 4/1/2032 1,837 1,905
Pool# C01370
8.00%, 4/1/2032 458 464
Pool# C01381
8.00%, 5/1/2032 6,695 7,003
Pool# C68290
7.00%, 6/1/2032 1,682 1,745
Pool# C68300
7.00%, 6/1/2032 557 578
Pool# D99266
3.50%, 7/1/2032 84,721 81,849
Pool# G01449
7.00%, 7/1/2032 2,942 3,052
Pool# C69908
7.00%, 8/1/2032 13,050 13,537

54 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# C91558
3.50%, 9/1/2032 16,058 15,470
Pool# G16407
2.50%, 1/1/2033 144,504 136,071
Pool# G16408
2.50%, 1/1/2033 103,163 97,109
Pool# G01536
7.00%, 3/1/2033 5,363 5,563
Pool# C01528
5.00%, 4/1/2033 22,408 22,349
Pool# G30646
3.00%, 5/1/2033 107,932 101,777
Pool# G30642
3.00%, 5/1/2033 54,056 50,918
Pool# K90535
3.00%, 5/1/2033 21,891 20,590
Pool# G18693
4.00%, 5/1/2033 31,226 30,606
Pool# G18696
3.50%, 7/1/2033 8,993 8,684
Pool# A16419
6.50%, 11/1/2033 11,312 11,675
Pool# A21356
6.50%, 4/1/2034 22,253 22,734
Pool# C01851
6.50%, 4/1/2034 13,939 14,410
Pool# A24301
6.50%, 5/1/2034 21,619 22,297
Pool# A22067
6.50%, 5/1/2034 8,675 8,978
Pool# G18737
3.50%, 6/1/2034 59,083 56,335
Pool# A24988
6.50%, 7/1/2034 8,548 8,790
Pool# G01741
6.50%, 10/1/2034 4,002 4,139
Pool# G08023
6.50%, 11/1/2034 9,590 10,010
Pool# G01947
7.00%, 5/1/2035 3,815 3,958
Pool# G08073
5.50%, 8/1/2035 39,971 40,495
Pool# A37135
5.50%, 9/1/2035 79,412 80,453
Pool# A47368
5.00%, 10/1/2035 56,304 55,948
Pool# A38531
5.50%, 10/1/2035 107,805 108,688
Pool# A38255
5.50%, 10/1/2035 66,550 67,422
Pool# G08088
6.50%, 10/1/2035 39,508 40,713
Pool# A39759
5.50%, 11/1/2035 3,440 3,485
Pool# A40376
5.50%, 12/1/2035 1,505 1,524
Pool# A42305
5.50%, 1/1/2036 4,574 4,656
Pool# A41548
7.00%, 1/1/2036 5,430 5,633
Pool# G08111
5.50%, 2/1/2036 52,126 52,809
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# A43885
5.50%, 3/1/2036 142,354 143,522
Pool# A43886
5.50%, 3/1/2036 120,843 121,714
Pool# A43884
5.50%, 3/1/2036 55,054 55,615
Pool# A48378
5.50%, 3/1/2036 49,363 49,848
Pool# A43861
5.50%, 3/1/2036 28,225 28,494
Pool# G08116
5.50%, 3/1/2036 11,970 12,127
Pool# A48735
5.50%, 5/1/2036 5,809 5,859
Pool# A53039
6.50%, 10/1/2036 37,770 39,046
Pool# G05254
5.00%, 1/1/2037 38,964 38,717
Pool# G04331
5.00%, 2/1/2037 38,747 38,501
Pool# G05941
6.00%, 2/1/2037 196,529 203,993
Pool# G03620
6.50%, 10/1/2037 1,375 1,439
Pool# G03721
6.00%, 12/1/2037 18,023 18,690
Pool# G03969
6.00%, 2/1/2038 20,255 20,960
Pool# C91982
3.50%, 3/1/2038 70,263 65,746
Pool# G04913
5.00%, 3/1/2038 69,741 69,457
Pool# G05299
4.50%, 6/1/2038 60,589 58,837
Pool# G04581
6.50%, 8/1/2038 35,024 35,809
Pool# C92013
3.50%, 9/1/2038 167,775 157,192
Pool# A81674
6.00%, 9/1/2038 123,096 127,230
Pool# G05459
5.50%, 5/1/2039 522,044 525,042
Pool# G05535
4.50%, 7/1/2039 193,491 187,842
Pool# A89500
4.50%, 10/1/2039 17,201 16,678
Pool# A91165
5.00%, 2/1/2040 775,107 773,375
Pool# G60342
4.50%, 5/1/2042 194,640 188,957
Pool# G60195
4.00%, 6/1/2042 252,136 238,101
Pool# Q08977
4.00%, 6/1/2042 56,664 53,364
Pool# Q09824
4.00%, 8/1/2042 33,374 31,472
Pool# Q11087
4.00%, 9/1/2042 44,265 41,340
Pool# G07158
3.50%, 10/1/2042 143,075 130,507
Pool# G07163
3.50%, 10/1/2042 117,832 107,506

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 55
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# Q11532
3.50%, 10/1/2042 101,431 92,478
Pool# Q12051
3.50%, 10/1/2042 79,933 72,928
Pool# Q12052
3.50%, 10/1/2042 33,502 30,566
Pool# C09020
3.50%, 11/1/2042 231,104 210,754
Pool# G07264
3.50%, 12/1/2042 215,760 196,716
Pool# Q14292
3.50%, 1/1/2043 60,153 54,881
Pool# Q15884
3.00%, 2/1/2043 316,505 279,616
Pool# Q16470
3.00%, 3/1/2043 635,289 561,247
Pool# V80002
2.50%, 4/1/2043 274,048 233,452
Pool# Q16915
3.00%, 4/1/2043 240,572 212,534
Pool# Q17675
3.50%, 4/1/2043 256,243 233,778
Pool# Q18523
3.50%, 5/1/2043 247,181 225,094
Pool# Q18751
3.50%, 6/1/2043 348,787 317,694
Pool# G07410
3.50%, 7/1/2043 102,971 93,944
Pool# Q20332
3.50%, 7/1/2043 36,026 32,800
Pool# G07459
3.50%, 8/1/2043 301,107 274,268
Pool# G60038
3.50%, 1/1/2044 631,635 576,008
Pool# Q26869
4.00%, 6/1/2044 283,307 265,009
Pool# G07946
4.00%, 7/1/2044 8,841 8,284
Pool# Q28607
3.50%, 9/1/2044 109,955 99,985
Pool# G61231
3.50%, 9/1/2044 30,135 27,459
Pool# G08609
3.50%, 10/1/2044 97,272 87,949
Pool# Q30833
4.00%, 1/1/2045 11,837 11,007
Pool# G60400
4.50%, 1/1/2045 81,184 78,110
Pool# G07925
4.00%, 2/1/2045 25,518 24,002
Pool# Q34165
4.00%, 6/1/2045 167,108 156,009
Pool# V81873
4.00%, 8/1/2045 97,755 90,897
Pool# G08669
4.00%, 9/1/2045 143,893 133,799
Pool# V82126
3.50%, 12/1/2045 94,498 84,922
Pool# Q38199
3.50%, 1/1/2046 3,793 3,409
Pool# Q38357
4.00%, 1/1/2046 41,112 38,229
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61365
4.50%, 1/1/2046 29,946 28,811
Pool# G08697
3.00%, 3/1/2046 430,019 374,461
Pool# Q39364
3.50%, 3/1/2046 69,215 62,203
Pool# Q39434
3.50%, 3/1/2046 55,046 49,534
Pool# Q39440
4.00%, 3/1/2046 24,699 22,972
Pool# G08704
4.50%, 4/1/2046 14,024 13,493
Pool# Q40097
4.50%, 4/1/2046 2,779 2,673
Pool# G60582
3.50%, 5/1/2046 169,180 152,600
Pool# Q40718
3.50%, 5/1/2046 55,735 50,087
Pool# G08707
4.00%, 5/1/2046 69,232 64,377
Pool# G08708
4.50%, 5/1/2046 10,260 9,871
Pool# Q41548
3.00%, 7/1/2046 64,578 56,275
Pool# Q41903
3.50%, 7/1/2046 80,531 72,372
Pool# Q41491
3.50%, 7/1/2046 9,013 8,100
Pool# G61791
4.00%, 7/1/2046 66,725 62,156
Pool# Q41947
4.50%, 7/1/2046 3,614 3,474
Pool# G08715
3.00%, 8/1/2046 436,841 379,586
Pool# Q42596
3.50%, 8/1/2046 69,720 62,903
Pool# Q42203
3.50%, 8/1/2046 19,062 17,163
Pool# G61237
3.50%, 8/1/2046 13,172 12,010
Pool# Q42393
3.50%, 8/1/2046 11,489 10,325
Pool# Q42680
4.00%, 8/1/2046 2,399 2,242
Pool# G08720
4.50%, 8/1/2046 8,626 8,297
Pool# G61323
3.00%, 9/1/2046 410,408 362,613
Pool# G08721
3.00%, 9/1/2046 238,924 207,535
Pool# V82617
3.50%, 9/1/2046 156,206 140,152
Pool# G08722
3.50%, 9/1/2046 46,445 41,911
Pool# G60733
4.50%, 9/1/2046 87,991 84,657
Pool# G60722
3.00%, 10/1/2046 681,866 592,577
Pool# Q44035
3.00%, 10/1/2046 338,710 294,210
Pool# G61815
4.00%, 10/1/2046 26,978 25,085

56 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61257
3.00%, 11/1/2046 655,235 567,964
Pool# Q44452
3.00%, 11/1/2046 152,544 132,443
Pool# G08732
3.00%, 11/1/2046 43,517 37,800
Pool# Q44473
3.50%, 11/1/2046 19,837 17,827
Pool# Q44223
3.50%, 11/1/2046 12,639 11,358
Pool# G08734
4.00%, 11/1/2046 200,170 186,026
Pool# G08737
3.00%, 12/1/2046 1,457,120 1,262,940
Pool# G60989
3.00%, 12/1/2046 247,546 215,052
Pool# Q45878
3.00%, 12/1/2046 53,755 46,619
Pool# G08738
3.50%, 12/1/2046 911,718 819,331
Pool# Q45024
3.50%, 12/1/2046 69,307 61,583
Pool# G08741
3.00%, 1/1/2047 398,547 346,186
Pool# G08747
3.00%, 2/1/2047 755,948 657,643
Pool# G08748
3.50%, 2/1/2047 189,374 170,198
Pool# G08749
4.00%, 2/1/2047 314,593 292,253
Pool# G61890
4.00%, 2/1/2047 22,204 20,640
Pool# G08751
3.50%, 3/1/2047 283,802 255,063
Pool# Q47592
3.50%, 4/1/2047 49,253 44,265
Pool# Q47484
3.50%, 4/1/2047 10,429 9,373
Pool# G60988
3.00%, 5/1/2047 844,443 733,860
Pool# Q48098
3.50%, 5/1/2047 35,234 31,593
Pool# Q48237
4.50%, 5/1/2047 57,651 55,287
Pool# G61390
3.00%, 6/1/2047 677,488 588,463
Pool# Q48414
4.50%, 6/1/2047 43,902 41,519
Pool# Q48365
4.50%, 6/1/2047 14,608 14,024
Pool# G08770
3.50%, 7/1/2047 534,597 480,458
Pool# V83270
3.50%, 7/1/2047 111,151 99,894
Pool# G61339
3.00%, 8/1/2047 131,550 114,264
Pool# G08774
3.50%, 8/1/2047 59,284 53,280
Pool# Q49917
3.50%, 8/1/2047 44,299 39,813
Pool# Q53085
3.00%, 9/1/2047 144,889 126,276
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G61295
3.50%, 9/1/2047 308,361 277,257
Pool# G08779
3.50%, 9/1/2047 162,239 145,809
Pool# G61622
3.00%, 10/1/2047 320,529 278,410
Pool# G08785
4.00%, 10/1/2047 18,507 17,129
Pool# Q52075
4.00%, 11/1/2047 106,073 98,794
Pool# V83598
3.50%, 12/1/2047 47,832 42,988
Pool# G67707
3.50%, 1/1/2048 349,770 315,443
Pool# V83909
4.00%, 1/1/2048 126,582 117,958
Pool# G61311
3.50%, 2/1/2048 333,559 299,768
Pool# T65458
3.50%, 2/1/2048 59,630 52,874
Pool# Q54460
4.00%, 2/1/2048 99,659 93,305
Pool# G08801
4.00%, 2/1/2048 97,350 90,398
Pool# G61298
4.00%, 2/1/2048 48,150 44,768
Pool# Q54727
3.50%, 3/1/2048 134,370 120,758
Pool# Q55401
5.00%, 4/1/2048 25,944 25,597
Pool# V84237
3.50%, 5/1/2048 214,175 192,474
Pool# G08813
3.50%, 5/1/2048 24,715 22,211
Pool# G08820
4.50%, 5/1/2048 181,237 173,300
Pool# G08821
5.00%, 5/1/2048 7,088 6,985
Pool# G67712
4.00%, 6/1/2048 94,851 88,841
Pool# G67713
4.00%, 6/1/2048 78,507 73,002
Pool# G08817
4.00%, 6/1/2048 28,652 26,605
Pool# G08818
4.50%, 6/1/2048 98,120 93,822
Pool# Q56473
4.50%, 6/1/2048 22,951 21,942
Pool# Q56472
4.50%, 6/1/2048 20,635 19,770
Pool# G08827
4.50%, 7/1/2048 66,777 63,719
Pool# Q57401
4.50%, 7/1/2048 26,691 25,518
Pool# Q57402
4.50%, 7/1/2048 7,051 6,756
Pool# G08833
5.00%, 7/1/2048 2,807 2,768
Pool# G08831
4.00%, 8/1/2048 78,583 72,955
Pool# G08836
4.00%, 9/1/2048 316,514 293,811

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 57
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC Gold Pool
Pool# G67716
4.50%, 10/1/2048 54,441 52,090
Pool# G08843
4.50%, 10/1/2048 23,676 22,617
Pool# V85044
4.00%, 12/1/2048 93,179 86,486
Pool# V85082
4.50%, 12/1/2048 16,557 15,820
Pool# G61846
4.00%, 1/1/2049 1,698 1,577
Pool# V85139
4.50%, 1/1/2049 21,870 20,895
FHLMC Non Gold Pool
Pool# 1B8478
7.66%, 7/1/2041(a) 14,821 15,207
Pool# 2B0108
6.15%, 1/1/2042(a) 363 369
FHLMC UMBS Pool
Pool# ZT1998
4.00%, 7/1/2029 8,454 8,405
Pool# ZS7757
3.00%, 3/1/2030 172,005 166,843
Pool# SB0383
2.50%, 4/1/2032 462,823 437,636
Pool# ZS8701
3.50%, 6/1/2033 31,596 30,500
Pool# SB0218
3.00%, 10/1/2033 56,849 54,174
Pool# SB0366
3.50%, 2/1/2034 76,866 74,186
Pool# QN0248
3.00%, 7/1/2034 28,858 27,108
Pool# SB0095
3.50%, 7/1/2034 29,451 28,935
Pool# SB0069
3.00%, 9/1/2034 101,522 95,368
Pool# SB8021
3.00%, 12/1/2034 209,539 196,830
Pool# SB8500
2.50%, 7/1/2035 541,091 494,362
Pool# SB8505
2.50%, 10/1/2035 1,602,950 1,467,960
Pool# SB8506
2.00%, 2/1/2036 1,377,465 1,229,422
Pool# SB8508
2.00%, 2/1/2036 1,010,496 899,624
Pool# RC1826
2.00%, 2/1/2036 302,992 268,612
Pool# SB8092
1.50%, 3/1/2036 345,852 298,376
Pool# RC1887
2.00%, 3/1/2036 561,742 498,612
Pool# RC2049
2.00%, 6/1/2036 1,312,545 1,163,591
Pool# RC2045
2.00%, 6/1/2036 406,835 360,657
Pool# SB8112
2.50%, 7/1/2036 232,610 211,858
Pool# QN7405
2.00%, 8/1/2036 173,596 154,081
Pool# SB8119
2.00%, 9/1/2036 766,793 679,301
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SB8140
1.50%, 2/1/2037 512,555 439,889
Pool# SB8144
1.50%, 3/1/2037 1,071,706 919,438
Pool# QN9700
1.50%, 3/1/2037 342,671 293,871
Pool# SB8148
2.00%, 4/1/2037 2,343,953 2,071,858
Pool# SB8156
3.00%, 4/1/2037 197,041 183,359
Pool# SB8154
2.50%, 5/1/2037 159,444 144,810
Pool# SB0725
4.00%, 8/1/2037 52,889 50,783
Pool# SB1009
4.00%, 2/1/2038 53,642 51,570
Pool# SB1309
2.00%, 7/1/2038 1,030,570 910,503
Pool# QA2237
3.00%, 7/1/2046 854,556 744,136
Pool# QA2226
3.00%, 7/1/2046 502,706 438,166
Pool# ZS4693
3.00%, 12/1/2046 666,442 576,832
Pool# ZM2339
3.50%, 1/1/2047 134,978 121,136
Pool# ZS4746
3.00%, 12/1/2047 326,962 283,369
Pool# ZA5785
4.50%, 10/1/2048 131,192 125,194
Pool# ZT1321
4.50%, 11/1/2048 162,108 154,648
Pool# ZA6139
4.50%, 12/1/2048 45,654 43,524
Pool# SD0295
3.00%, 2/1/2049 1,549,224 1,351,667
Pool# ZA6536
4.00%, 3/1/2049 61,541 57,012
Pool# ZA6380
4.00%, 3/1/2049 59,209 54,858
Pool# ZT1858
4.50%, 4/1/2049 31,050 29,631
Pool# RA3022
2.50%, 6/1/2050 513,842 423,705
Pool# SD7521
2.50%, 7/1/2050 740,899 615,645
Pool# SD8074
3.00%, 7/1/2050 216,788 185,215
Pool# SD7523
2.50%, 8/1/2050 194,893 161,614
Pool# SD0500
3.00%, 8/1/2050 33,975 29,442
Pool# SD0514
2.00%, 10/1/2050 718,816 566,430
Pool# RA3723
2.00%, 10/1/2050 239,048 188,571
Pool# SD8100
3.00%, 10/1/2050 1,398,022 1,202,433
Pool# RA3935
2.50%, 11/1/2050 2,247,332 1,853,102
Pool# RA3932
2.50%, 11/1/2050 1,349,510 1,120,304

58 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# RA3934
2.50%, 11/1/2050 689,516 568,559
Pool# RA3987
2.50%, 11/1/2050 284,078 233,879
Pool# RA4071
2.50%, 12/1/2050 776,461 640,251
Pool# RA4216
2.50%, 12/1/2050 720,447 593,634
Pool# SD0522
3.00%, 12/1/2050 450,919 387,763
Pool# RA4411
2.50%, 1/1/2051 1,624,364 1,339,157
Pool# RA4351
2.50%, 1/1/2051 881,283 726,684
Pool# RA4652
2.00%, 2/1/2051 2,744,493 2,164,856
Pool# RA4493
2.00%, 2/1/2051 1,294,544 1,015,330
Pool# QB9104
2.00%, 2/1/2051 695,116 545,194
Pool# RA4737
2.00%, 3/1/2051 2,449,703 1,927,192
Pool# RA4718
2.00%, 3/1/2051 1,108,483 874,371
Pool# SD7537
2.00%, 3/1/2051 582,179 460,276
Pool# SD8139
1.50%, 4/1/2051 847,507 627,087
Pool# SD8140
2.00%, 4/1/2051 4,729,444 3,708,650
Pool# SD8145
1.50%, 5/1/2051 1,677,623 1,242,501
Pool# SD8146
2.00%, 5/1/2051 8,533,219 6,688,728
Pool# QC2070
2.00%, 5/1/2051 115,267 90,941
Pool# SD0593
3.00%, 5/1/2051 1,613,505 1,400,007
Pool# RA5436
2.00%, 6/1/2051 348,901 273,370
Pool# RA5373
2.00%, 6/1/2051 295,643 233,248
Pool# SD8154
1.50%, 7/1/2051 1,687,880 1,248,679
Pool# RA5398
2.00%, 7/1/2051 1,000,764 789,551
Pool# QC5128
2.00%, 8/1/2051 284,631 223,787
Pool# SD8166
2.00%, 9/1/2051 1,684,145 1,319,050
Pool# RA6140
2.00%, 10/1/2051 1,212,844 956,671
Pool# RA6085
2.00%, 10/1/2051 699,046 553,136
Pool# RA6091
2.00%, 10/1/2051 675,783 533,159
Pool# RA6503
2.00%, 12/1/2051 8,231,082 6,458,889
Pool# RA6624
2.00%, 1/1/2052 5,399,795 4,209,448
Pool# SD0856
2.00%, 1/1/2052 1,327,593 1,038,112
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD8211
2.00%, 5/1/2052 9,444,097 7,360,370
Pool# RA7543
4.00%, 6/1/2052 195,509 179,151
Pool# SD8224
2.50%, 7/1/2052 2,644,168 2,157,949
Pool# RA7664
4.00%, 7/1/2052 431,668 395,462
Pool# SD1488
4.00%, 8/1/2052 483,408 443,070
Pool# SD1424
4.00%, 8/1/2052 409,105 374,966
Pool# RA7779
4.50%, 8/1/2052 540,573 509,583
Pool# RA7920
4.00%, 9/1/2052 497,657 455,853
Pool# SD2215
4.00%, 10/1/2052 522,452 482,161
Pool# SD7557
4.50%, 12/1/2052 1,202,240 1,146,092
Pool# RA8406
5.00%, 1/1/2053 623,344 603,982
Pool# RA8411
5.50%, 1/1/2053 180,431 180,511
Pool# QF5629
6.00%, 1/1/2053 430,544 440,764
Pool# SD7560
4.00%, 2/1/2053 849,233 787,714
Pool# SD8299
5.00%, 2/1/2053 2,080,322 2,013,753
Pool# RA8791
5.00%, 4/1/2053 447,996 433,531
Pool# RA8794
5.50%, 4/1/2053 896,551 893,592
Pool# SD2661
5.50%, 4/1/2053 601,181 594,994
Pool# SD8324
5.50%, 5/1/2053 1,110,131 1,097,239
Pool# RA9090
5.50%, 5/1/2053 891,016 880,917
Pool# SD2890
5.50%, 5/1/2053 353,932 351,362
Pool# SD2905
5.50%, 5/1/2053 212,259 210,136
Pool# RA9162
5.50%, 6/1/2053 443,805 441,019
Pool# SD3085
5.50%, 6/1/2053 219,794 218,068
Pool# SD3260
6.00%, 6/1/2053 177,979 180,208
Pool# SD3565
4.50%, 8/1/2053 182,392 172,098
Pool# SD8348
5.00%, 8/1/2053 1,096,745 1,059,433
Pool# SD3853
5.50%, 8/1/2053 146,611 144,864
Pool# SD3603
6.00%, 8/1/2053 1,593,913 1,620,464
Pool# SD8367
5.50%, 10/1/2053 2,165,348 2,139,497
Pool# RJ0007
6.50%, 10/1/2053 341,883 351,568

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 59
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FHLMC UMBS Pool
Pool# SD4350
6.50%, 10/1/2053 162,653 166,244
Pool# SD4340
5.50%, 11/1/2053 969,462 963,102
Pool# RJ0325
6.50%, 11/1/2053 184,361 188,740
Pool# RJ0528
6.50%, 12/1/2053 360,841 371,173
Pool# RJ0530
6.50%, 12/1/2053 277,343 283,916
Pool# RJ0527
6.50%, 12/1/2053 140,928 144,224
Pool# RJ0717
6.50%, 1/1/2054 69,790 71,650
Pool# RJ0841
6.00%, 2/1/2054 256,988 260,283
Pool# RJ0858
6.50%, 2/1/2054 536,421 550,247
Pool# SD4870
6.50%, 2/1/2054 86,135 88,197
Pool# RJ0992
5.00%, 5/1/2054 749,958 724,096
Pool# SD5616
6.00%, 5/1/2054 4,108,792 4,151,276
Pool# RJ1422
6.00%, 5/1/2054 439,378 447,091
Pool# RJ1437
6.50%, 5/1/2054 410,377 423,631
Pool# SD5812
6.00%, 7/1/2054 487,485 493,980
Pool# SD6025
6.00%, 8/1/2054 651,158 654,370
Pool# RJ2746
5.50%, 11/1/2054 1,209,729 1,199,931
FNMA Pool
Pool# AC9890
6.67%, 4/1/2040(a) 157,135 160,136
Pool# AC9895
7.06%, 4/1/2040(a) 335,736 342,503
Pool# AJ1249
7.31%, 9/1/2041(a) 37,021 38,062
Pool# AK0714
6.28%, 2/1/2042(a) 5,459 5,597
Pool# AT4250
7.01%, 6/1/2043(a) 12,449 12,777
Pool# BF0203
3.00%, 2/1/2047 374,088 331,031
Pool# BF0206
4.00%, 2/1/2047 222,707 207,193
Pool# BF0200
3.50%, 11/1/2051 163,057 145,939
Pool# BF0171
4.00%, 1/1/2057 140,670 128,956
Pool# BF0184
4.00%, 2/1/2057 158,875 145,646
FNMA UMBS Pool
Pool# AD4089
4.50%, 5/1/2025 6,662 6,642
Pool# 890216
4.50%, 7/1/2025 871 869
Pool# AB1609
4.00%, 10/1/2025 6,231 6,196
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AH1361
3.50%, 12/1/2025 6,904 6,847
Pool# AH1518
3.50%, 12/1/2025 3,097 3,073
Pool# AH5616
3.50%, 2/1/2026 25,154 24,948
Pool# AL0298
4.00%, 5/1/2026 23,140 22,984
Pool# AB4277
3.00%, 1/1/2027 66,541 65,528
Pool# AL1391
3.50%, 1/1/2027 962 947
Pool# AP4746
3.00%, 8/1/2027 18,816 18,471
Pool# AP7855
3.00%, 9/1/2027 117,490 115,203
Pool# AP4640
3.00%, 9/1/2027 13,674 13,422
Pool# AQ5096
3.00%, 11/1/2027 30,271 29,665
Pool# AB6887
3.00%, 11/1/2027 25,665 25,172
Pool# AQ4532
3.00%, 11/1/2027 23,197 22,732
Pool# AQ3758
3.00%, 11/1/2027 16,310 15,974
Pool# AB6886
3.00%, 11/1/2027 12,687 12,440
Pool# AQ7406
3.00%, 11/1/2027 10,091 9,894
Pool# AQ2884
3.00%, 12/1/2027 13,066 12,789
Pool# AS0487
2.50%, 9/1/2028 76,476 74,101
Pool# 930998
4.50%, 4/1/2029 1,385 1,370
Pool# BM1507
2.50%, 12/1/2029 39,636 38,570
Pool# AL8077
3.50%, 12/1/2029 5,829 5,715
Pool# BM4299
3.00%, 3/1/2030 117,797 116,102
Pool# AS4874
3.00%, 4/1/2030 134,594 129,999
Pool# AS5412
2.50%, 7/1/2030 52,222 49,731
Pool# AS5420
3.00%, 7/1/2030 122,036 117,547
Pool# AL7152
3.50%, 7/1/2030 105,077 102,820
Pool# AS5702
2.50%, 8/1/2030 203,567 193,583
Pool# AZ4898
2.50%, 8/1/2030 121,457 115,977
Pool# AY8448
3.00%, 8/1/2030 406,031 390,990
Pool# AZ2953
3.00%, 9/1/2030 336,596 324,207
Pool# AZ5718
3.00%, 9/1/2030 231,051 222,628
Pool# AS6060
3.00%, 10/1/2030 258,460 248,702

60 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AZ9234
3.50%, 10/1/2030 12,451 12,105
Pool# BA2993
3.00%, 11/1/2030 56,097 53,979
Pool# AS6174
3.50%, 11/1/2030 7,521 7,293
Pool# AS6272
2.50%, 12/1/2030 75,290 71,446
Pool# AS6295
3.00%, 12/1/2030 110,361 106,207
Pool# BA3545
3.00%, 12/1/2030 47,496 45,707
Pool# AH1515
4.00%, 12/1/2030 114,792 112,544
Pool# AD0716
6.50%, 12/1/2030 275,529 281,166
Pool# BA6532
2.50%, 1/1/2031 59,721 56,789
Pool# BM5016
3.00%, 1/1/2031 162,115 156,721
Pool# AB2121
4.00%, 1/1/2031 19,038 18,677
Pool# AL8060
3.00%, 2/1/2031 115,500 111,275
Pool# MA0641
4.00%, 2/1/2031 78,029 76,502
Pool# 560868
7.50%, 2/1/2031 272 272
Pool# AS6799
3.00%, 3/1/2031 94,094 90,323
Pool# BC0774
3.00%, 3/1/2031 51,093 49,133
Pool# AS6919
3.50%, 3/1/2031 6,244 6,076
Pool# BC4410
3.50%, 3/1/2031 5,948 5,768
Pool# BC0320
3.50%, 3/1/2031 4,749 4,629
Pool# BC4430
3.00%, 4/1/2031 20,226 19,434
Pool# AL8565
3.00%, 6/1/2031 62,120 59,538
Pool# AL8566
3.00%, 6/1/2031 60,942 58,449
Pool# AL8561
3.50%, 6/1/2031 52,585 51,323
Pool# AS8028
2.50%, 9/1/2031 219,472 207,368
Pool# AL9378
3.00%, 9/1/2031 31,171 30,004
Pool# MA2775
2.50%, 10/1/2031 459,556 434,053
Pool# BM1888
2.50%, 10/1/2031 294,154 285,593
Pool# AS8038
2.50%, 10/1/2031 227,763 214,998
Pool# BC4777
2.50%, 10/1/2031 170,198 160,740
Pool# AL9323
2.50%, 10/1/2031 10,200 9,622
Pool# AS8612
3.00%, 10/1/2031 45,766 43,839
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 607212
7.50%, 10/1/2031 2,270 2,262
Pool# MA0895
3.50%, 11/1/2031 82,469 79,689
Pool# MA2830
2.50%, 12/1/2031 185,363 174,911
Pool# BM3814
2.50%, 12/1/2031 121,347 114,832
Pool# AS8594
2.50%, 1/1/2032 149,849 141,360
Pool# AS8597
2.50%, 1/1/2032 124,669 117,606
Pool# AS8609
3.00%, 1/1/2032 94,514 90,230
Pool# AL9786
3.00%, 1/1/2032 75,146 72,232
Pool# AL9585
3.50%, 1/1/2032 33,007 32,060
Pool# BM1036
2.50%, 2/1/2032 662,015 625,005
Pool# BM4624
3.00%, 2/1/2032 88,765 85,226
Pool# AL9740
3.00%, 2/1/2032 67,198 64,081
Pool# AL9872
3.00%, 2/1/2032 65,237 62,496
Pool# AL9871
3.00%, 2/1/2032 40,843 39,144
Pool# AS8767
3.00%, 2/1/2032 8,067 7,704
Pool# BM1007
2.50%, 3/1/2032 203,518 191,242
Pool# AL9899
3.00%, 3/1/2032 12,644 12,086
Pool# BM3269
2.50%, 4/1/2032 304,957 287,337
Pool# MA1029
3.50%, 4/1/2032 73,436 70,437
Pool# 545556
7.00%, 4/1/2032 1,279 1,325
Pool# AO2565
3.50%, 5/1/2032 14,844 14,171
Pool# AS9695
3.50%, 5/1/2032 14,329 13,888
Pool# 545605
7.00%, 5/1/2032 1,849 1,923
Pool# BM4088
3.00%, 6/1/2032 113,206 108,692
Pool# AO5103
3.50%, 6/1/2032 80,144 77,318
Pool# 890786
3.50%, 6/1/2032 15,100 14,630
Pool# MA1107
3.50%, 7/1/2032 10,672 10,279
Pool# FM1664
4.00%, 7/1/2032 19,579 19,458
Pool# 651361
7.00%, 7/1/2032 771 799
Pool# BM1669
3.00%, 8/1/2032 69,551 66,290
Pool# AP1990
3.50%, 8/1/2032 41,033 39,301

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 61
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AP1997
3.50%, 8/1/2032 21,645 20,778
Pool# BH5355
3.50%, 8/1/2032 3,556 3,446
Pool# AO7202
3.50%, 9/1/2032 71,130 68,634
Pool# MA1166
3.50%, 9/1/2032 57,320 55,171
Pool# BM5167
3.50%, 9/1/2032 9,095 8,842
Pool# CA0586
2.50%, 10/1/2032 30,578 28,676
Pool# AP3673
3.50%, 10/1/2032 64,805 62,531
Pool# BH9391
3.50%, 10/1/2032 4,601 4,458
Pool# BM3389
3.00%, 11/1/2032 116,460 111,077
Pool# AB6962
3.50%, 11/1/2032 108,258 104,377
Pool# AQ3343
3.50%, 11/1/2032 62,288 60,017
Pool# BM3977
3.00%, 12/1/2032 172,144 164,270
Pool# CA0951
3.00%, 12/1/2032 93,144 88,653
Pool# FM1661
2.50%, 1/1/2033 292,820 279,997
Pool# BM4338
2.50%, 1/1/2033 195,826 185,329
Pool# BM3919
3.00%, 2/1/2033 106,694 101,765
Pool# BM3750
3.50%, 3/1/2033 93,979 91,056
Pool# BM4129
3.50%, 4/1/2033 107,852 104,533
Pool# 555346
5.50%, 4/1/2033 21,269 21,371
Pool# 713560
5.50%, 4/1/2033 5,375 5,497
Pool# 694846
6.50%, 4/1/2033 1,767 1,846
Pool# AB9402
3.00%, 5/1/2033 127,440 120,052
Pool# AB9403
3.00%, 5/1/2033 55,464 52,184
Pool# AB9300
3.00%, 5/1/2033 40,344 38,095
Pool# BM4132
3.50%, 5/1/2033 86,047 83,119
Pool# MA3372
4.00%, 5/1/2033 72,813 71,293
Pool# 555421
5.00%, 5/1/2033 437,231 433,904
Pool# MA3393
4.00%, 6/1/2033 32,137 31,453
Pool# MA3427
4.00%, 7/1/2033 23,363 22,857
Pool# 720087
5.50%, 7/1/2033 66,130 66,584
Pool# 728721
5.50%, 7/1/2033 10,192 10,288
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# 555684
5.50%, 7/1/2033 2,355 2,395
Pool# MA1527
3.00%, 8/1/2033 437,492 411,213
Pool# 743235
5.50%, 10/1/2033 6,931 6,979
Pool# 750229
6.50%, 10/1/2033 13,681 13,961
Pool# FM2154
4.00%, 12/1/2033 24,582 24,445
Pool# 755872
5.50%, 12/1/2033 59,999 60,429
Pool# 725221
5.50%, 1/1/2034 1,838 1,854
Pool# 725223
5.50%, 3/1/2034 223 225
Pool# 725228
6.00%, 3/1/2034 174,294 178,140
Pool# 725425
5.50%, 4/1/2034 107,756 108,494
Pool# 725423
5.50%, 5/1/2034 10,553 10,647
Pool# 725594
5.50%, 7/1/2034 46,836 47,157
Pool# MA3739
3.50%, 8/1/2034 66,657 63,474
Pool# 788027
6.50%, 9/1/2034 18,316 18,839
Pool# MA3827
2.50%, 11/1/2034 399,150 366,487
Pool# FM1905
3.00%, 11/1/2034 49,291 46,303
Pool# 807310
7.00%, 11/1/2034 1,386 1,436
Pool# FM2412
3.50%, 1/1/2035 26,099 24,852
Pool# 735141
5.50%, 1/1/2035 145,858 147,036
Pool# 889852
5.50%, 5/1/2035 3,731 3,743
Pool# FM5474
2.50%, 10/1/2035 381,234 349,120
Pool# MA4156
2.50%, 10/1/2035 311,551 283,007
Pool# FM4900
2.00%, 12/1/2035 49,754 44,296
Pool# 256023
6.00%, 12/1/2035 124,516 129,108
Pool# CA8793
2.00%, 2/1/2036 1,200,019 1,063,873
Pool# CA8736
2.00%, 2/1/2036 594,530 529,281
Pool# CA8789
2.00%, 2/1/2036 579,514 513,760
Pool# FM5908
2.00%, 2/1/2036 406,072 361,517
Pool# CA9141
2.00%, 2/1/2036 394,713 351,398
Pool# CA9145
2.00%, 2/1/2036 336,171 298,028
Pool# FM5571
2.00%, 2/1/2036 184,057 163,860

62 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# CA9435
2.00%, 3/1/2036 372,311 330,066
Pool# CA9475
2.00%, 3/1/2036 339,666 301,127
Pool# CA9441
2.50%, 3/1/2036 271,842 248,942
Pool# CB0262
2.00%, 4/1/2036 544,166 481,605
Pool# 745418
5.50%, 4/1/2036 21,585 21,839
Pool# FM7259
2.50%, 5/1/2036 245,551 223,648
Pool# 745516
5.50%, 5/1/2036 12,491 12,638
Pool# MA4360
2.00%, 6/1/2036 997,346 883,770
Pool# 889745
5.50%, 6/1/2036 2,285 2,300
Pool# CB1090
2.50%, 7/1/2036 140,365 127,844
Pool# FM8538
2.00%, 8/1/2036 188,750 167,532
Pool# 995065
5.50%, 9/1/2036 74,035 74,552
Pool# 888635
5.50%, 9/1/2036 49,901 50,280
Pool# MA4441
1.50%, 10/1/2036 224,845 193,148
Pool# MA4535
1.50%, 2/1/2037 3,828,589 3,283,441
Pool# MA4566
1.50%, 3/1/2037 1,700,700 1,459,573
Pool# MA4581
1.50%, 4/1/2037 446,944 383,575
Pool# BT2234
2.00%, 4/1/2037 4,522,799 4,000,430
Pool# MA4582
2.00%, 4/1/2037 2,144,055 1,893,802
Pool# FS2950
2.50%, 4/1/2037 77,790 70,848
Pool# FS2035
2.00%, 5/1/2037 2,141,641 1,894,309
Pool# CB4006
2.00%, 5/1/2037 1,786,975 1,580,068
Pool# MA4628
2.50%, 6/1/2037 160,985 146,238
Pool# FS2497
1.50%, 8/1/2037 278,484 239,002
Pool# 995024
5.50%, 8/1/2037 28,412 28,723
Pool# MA4726
4.00%, 9/1/2037 72,050 69,269
Pool# 995050
6.00%, 9/1/2037 270,190 280,127
Pool# MA4797
4.00%, 11/1/2037 102,354 98,373
Pool# 955194
7.00%, 11/1/2037 22,230 23,455
Pool# 928940
7.00%, 12/1/2037 19,119 19,811
Pool# MA5023
4.00%, 5/1/2038 47,880 45,971
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA3389
4.00%, 6/1/2038 56,444 54,069
Pool# MA3464
3.50%, 9/1/2038 119,087 111,257
Pool# 990810
7.00%, 10/1/2038 37,784 39,151
Pool# MA5223
4.00%, 11/1/2038 29,654 28,472
Pool# AD8536
5.00%, 8/1/2040 87,406 87,095
Pool# AB1735
3.50%, 11/1/2040 4,416 4,028
Pool# AE9747
4.50%, 12/1/2040 307,116 297,742
Pool# AB2067
3.50%, 1/1/2041 121,334 110,707
Pool# 932888
3.50%, 1/1/2041 101,580 92,681
Pool# AB2068
3.50%, 1/1/2041 69,828 63,714
Pool# 932891
3.50%, 1/1/2041 18,300 16,673
Pool# AL3650
5.00%, 2/1/2041 5,861 5,840
Pool# AL6521
5.00%, 4/1/2041 522,373 520,514
Pool# AL0390
5.00%, 5/1/2041 169,137 168,534
Pool# AL5863
4.50%, 6/1/2041 969,001 936,309
Pool# AI9851
4.50%, 9/1/2041 19,160 18,555
Pool# AL0761
5.00%, 9/1/2041 57,473 57,269
Pool# BM3907
5.50%, 9/1/2041 126,628 127,495
Pool# AJ5431
4.50%, 10/1/2041 46,073 44,362
Pool# AJ4861
4.00%, 12/1/2041 56,897 53,492
Pool# AX5316
4.50%, 1/1/2042 32,125 31,145
Pool# AL2499
4.50%, 1/1/2042 10,189 9,875
Pool# AW8167
3.50%, 2/1/2042 380,389 346,664
Pool# AB5185
3.50%, 5/1/2042 181,397 165,279
Pool# AO3575
4.50%, 5/1/2042 42,367 40,768
Pool# AO4647
3.50%, 6/1/2042 386,604 352,256
Pool# AO8036
4.50%, 7/1/2042 166,774 161,690
Pool# AP2092
4.50%, 8/1/2042 10,695 10,222
Pool# AP6579
3.50%, 9/1/2042 272,911 248,683
Pool# AL2782
4.50%, 9/1/2042 56,960 55,046
Pool# AB6524
3.50%, 10/1/2042 519,802 472,750

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 63
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AB7074
3.00%, 11/1/2042 312,327 275,582
Pool# AP8785
3.00%, 11/1/2042 100,244 88,454
Pool# AL2677
3.50%, 11/1/2042 331,834 302,351
Pool# AB6786
3.50%, 11/1/2042 176,589 160,824
Pool# MA1273
3.50%, 12/1/2042 142,930 130,199
Pool# AR4210
3.50%, 1/1/2043 91,948 83,698
Pool# AT4040
3.00%, 3/1/2043 79,282 69,953
Pool# AR8213
3.50%, 4/1/2043 72,931 66,465
Pool# AB9238
3.00%, 5/1/2043 496,243 437,803
Pool# AB9237
3.00%, 5/1/2043 401,956 354,619
Pool# AB9236
3.00%, 5/1/2043 126,735 111,810
Pool# AB9362
3.50%, 5/1/2043 506,289 460,755
Pool# AT4145
3.00%, 6/1/2043 148,983 131,437
Pool# AB9814
3.00%, 7/1/2043 478,102 421,800
Pool# AT6871
3.00%, 7/1/2043 62,068 54,740
Pool# AS0203
3.00%, 8/1/2043 366,102 322,989
Pool# AS0255
4.50%, 8/1/2043 134,822 129,538
Pool# AS0516
3.00%, 9/1/2043 253,766 223,816
Pool# AL4471
4.00%, 9/1/2043 186,238 175,095
Pool# AL6951
3.50%, 10/1/2043 252,871 230,207
Pool# BM4222
3.00%, 1/1/2044 348,081 307,147
Pool# AS2276
4.50%, 4/1/2044 190,568 183,100
Pool# AW1006
4.00%, 5/1/2044 70,903 66,640
Pool# AL7767
4.50%, 6/1/2044 17,249 16,694
Pool# AS3161
4.00%, 8/1/2044 431,593 401,494
Pool# BM4650
3.00%, 10/1/2044 628,557 554,641
Pool# CA0688
3.50%, 10/1/2044 150,091 136,547
Pool# BC5090
4.00%, 10/1/2044 37,033 34,608
Pool# AS3946
4.00%, 12/1/2044 487,083 454,603
Pool# AL8303
3.00%, 1/1/2045 110,894 97,853
Pool# BM4384
4.00%, 1/1/2045 190,009 177,977
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3611
4.00%, 1/1/2045 154,402 144,913
Pool# BM3804
3.50%, 2/1/2045 69,049 62,817
Pool# AL9555
4.00%, 2/1/2045 978,502 923,238
Pool# AX9524
4.00%, 2/1/2045 567,503 532,851
Pool# AS4418
4.00%, 2/1/2045 388,531 364,700
Pool# AS4375
4.00%, 2/1/2045 266,110 249,863
Pool# AL6889
4.50%, 2/1/2045 60,776 58,395
Pool# BM3931
3.00%, 3/1/2045 304,600 268,783
Pool# AY1312
3.50%, 3/1/2045 899,717 812,388
Pool# AX9567
3.50%, 3/1/2045 53,249 48,113
Pool# BM4975
4.00%, 3/1/2045 76,354 71,235
Pool# AS4578
4.00%, 3/1/2045 71,610 67,224
Pool# BM3664
3.00%, 5/1/2045 343,718 303,299
Pool# AS4921
3.50%, 5/1/2045 453,370 408,386
Pool# AS5012
4.00%, 5/1/2045 724,675 680,081
Pool# BM5562
4.00%, 6/1/2045 134,247 125,914
Pool# AS5312
3.50%, 7/1/2045 93,452 84,179
Pool# AZ7111
4.00%, 7/1/2045 10,669 9,907
Pool# AZ9866
4.00%, 8/1/2045 7,989 7,377
Pool# AL7207
4.50%, 8/1/2045 77,667 74,625
Pool# AL9634
3.50%, 10/1/2045 58,316 53,138
Pool# BA2164
3.00%, 11/1/2045 77,275 67,561
Pool# AS6311
3.50%, 12/1/2045 738,159 662,523
Pool# AS6282
3.50%, 12/1/2045 672,493 605,775
Pool# BC0326
3.50%, 12/1/2045 426,976 383,224
Pool# BC0092
3.50%, 12/1/2045 41,283 37,052
Pool# BC0475
3.50%, 12/1/2045 29,466 26,484
Pool# AS6362
4.50%, 12/1/2045 13,913 13,368
Pool# AS6474
3.50%, 1/1/2046 167,975 152,994
Pool# AS6539
3.50%, 1/1/2046 152,355 138,772
Pool# AL9849
3.50%, 1/1/2046 83,972 76,412

64 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS6527
4.00%, 1/1/2046 101,049 93,834
Pool# BC0178
4.50%, 1/1/2046 1,997 1,917
Pool# BC1158
3.50%, 2/1/2046 576,975 517,850
Pool# BC2667
4.00%, 2/1/2046 17,359 16,119
Pool# BC0605
4.00%, 2/1/2046 13,804 12,810
Pool# AL9781
4.50%, 2/1/2046 145,456 140,519
Pool# BC0300
3.50%, 3/1/2046 425,053 381,495
Pool# BM4621
3.50%, 3/1/2046 219,351 199,875
Pool# AS6833
3.50%, 3/1/2046 9,548 8,581
Pool# AS6795
4.00%, 3/1/2046 52,621 48,881
Pool# BA6972
4.00%, 3/1/2046 19,330 17,950
Pool# BC0311
4.50%, 3/1/2046 1,719 1,650
Pool# BC0823
3.50%, 4/1/2046 68,877 61,818
Pool# BA7692
3.50%, 4/1/2046 8,760 7,863
Pool# AS7026
4.00%, 4/1/2046 40,415 37,538
Pool# AS7171
3.50%, 5/1/2046 19,027 17,077
Pool# AS7251
4.00%, 5/1/2046 6,994 6,494
Pool# AS7387
3.50%, 6/1/2046 54,420 48,843
Pool# AL8833
4.00%, 6/1/2046 449,827 422,369
Pool# AS7594
3.50%, 7/1/2046 393,266 352,957
Pool# AS7593
3.50%, 7/1/2046 357,576 320,929
Pool# AL8824
3.50%, 7/1/2046 101,120 92,105
Pool# AS7545
3.50%, 7/1/2046 98,765 88,642
Pool# AS7490
3.50%, 7/1/2046 70,033 63,013
Pool# BC1452
4.00%, 7/1/2046 696,324 646,890
Pool# BD5180
4.50%, 7/1/2046 1,179 1,130
Pool# MA2705
3.00%, 8/1/2046 354,551 307,781
Pool# BC1489
3.00%, 8/1/2046 82,187 71,445
Pool# BD4890
3.50%, 8/1/2046 471,674 423,336
Pool# BC9501
3.50%, 8/1/2046 14,094 12,632
Pool# AS7760
4.00%, 8/1/2046 76,458 71,000
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS7648
4.00%, 8/1/2046 35,194 32,667
Pool# AS7795
4.00%, 8/1/2046 27,689 25,703
Pool# BD3911
4.00%, 8/1/2046 6,784 6,272
Pool# BD3923
4.00%, 8/1/2046 5,955 5,504
Pool# AS7770
4.50%, 8/1/2046 21,288 20,436
Pool# BD5232
4.50%, 8/1/2046 3,568 3,422
Pool# AL8947
3.50%, 9/1/2046 126,593 113,621
Pool# BD4944
3.50%, 9/1/2046 10,787 9,681
Pool# AL9263
3.00%, 10/1/2046 118,507 102,847
Pool# AL9234
3.50%, 10/1/2046 48,377 43,948
Pool# AS8125
3.50%, 10/1/2046 29,755 26,705
Pool# BM3932
3.50%, 10/1/2046 29,060 26,082
Pool# FM1871
4.00%, 10/1/2046 71,166 66,941
Pool# BC4766
4.50%, 10/1/2046 24,251 23,301
Pool# AS8154
4.50%, 10/1/2046 6,488 6,232
Pool# FM1368
3.00%, 11/1/2046 671,459 585,663
Pool# MA2806
3.00%, 11/1/2046 237,800 205,836
Pool# BC9003
3.00%, 11/1/2046 95,233 82,612
Pool# AS8369
3.50%, 11/1/2046 378,297 339,521
Pool# BE5067
3.50%, 11/1/2046 247,325 222,292
Pool# BE0065
3.50%, 11/1/2046 10,544 9,492
Pool# BE5038
4.00%, 11/1/2046 8,212 7,717
Pool# MA2833
3.00%, 12/1/2046 1,989,414 1,725,743
Pool# AS8483
3.00%, 12/1/2046 476,700 412,195
Pool# BC9067
3.00%, 12/1/2046 226,158 196,184
Pool# AS8488
3.00%, 12/1/2046 183,014 159,046
Pool# AS8509
3.00%, 12/1/2046 59,225 51,796
Pool# BM1121
3.50%, 12/1/2046 369,683 333,329
Pool# AS8492
3.50%, 12/1/2046 365,553 332,006
Pool# AS8572
3.50%, 12/1/2046 275,875 247,600
Pool# AS8417
3.50%, 12/1/2046 228,363 204,957

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 65
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BE4224
3.50%, 12/1/2046 9,435 8,468
Pool# AS8650
3.00%, 1/1/2047 816,603 705,866
Pool# AL9697
3.00%, 1/1/2047 466,659 405,497
Pool# AS8647
3.00%, 1/1/2047 352,178 306,056
Pool# BE5775
3.00%, 1/1/2047 298,151 256,914
Pool# AL9774
3.50%, 1/1/2047 238,901 218,176
Pool# BM3204
3.50%, 1/1/2047 186,765 169,962
Pool# BD2440
3.50%, 1/1/2047 136,670 122,664
Pool# AS8692
3.50%, 1/1/2047 123,144 110,646
Pool# BD2450
3.50%, 1/1/2047 93,370 83,945
Pool# BE6548
3.50%, 1/1/2047 49,564 44,484
Pool# BE5856
4.50%, 1/1/2047 6,450 6,192
Pool# BE7115
4.50%, 1/1/2047 6,139 5,874
Pool# BE6503
4.50%, 1/1/2047 2,566 2,458
Pool# BM3908
5.50%, 1/1/2047 26,059 26,344
Pool# MA2895
3.00%, 2/1/2047 2,550,964 2,216,795
Pool# BM3688
3.50%, 2/1/2047 303,097 272,038
Pool# BD5046
3.50%, 2/1/2047 58,530 52,532
Pool# BM5274
4.00%, 2/1/2047 50,990 47,350
Pool# BE7869
4.50%, 2/1/2047 2,808 2,686
Pool# BE8495
4.50%, 2/1/2047 2,623 2,515
Pool# AL9859
3.00%, 3/1/2047 756,857 656,546
Pool# AL9848
3.00%, 3/1/2047 248,817 215,840
Pool# BM5383
4.00%, 3/1/2047 35,841 33,297
Pool# AS8966
4.00%, 3/1/2047 21,642 20,076
Pool# AS8979
4.50%, 3/1/2047 32,849 31,521
Pool# BE9247
4.50%, 3/1/2047 3,939 3,775
Pool# BM3707
2.50%, 4/1/2047 133,039 111,116
Pool# AS9463
3.50%, 4/1/2047 103,667 93,368
Pool# AS9451
3.50%, 4/1/2047 72,414 64,993
Pool# BD7122
4.00%, 4/1/2047 312,403 289,801
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# AS9467
4.00%, 4/1/2047 166,405 154,626
Pool# AS9470
4.50%, 4/1/2047 110,845 106,272
Pool# BH0304
4.50%, 4/1/2047 5,128 4,910
Pool# AS9562
3.00%, 5/1/2047 52,333 45,396
Pool# BM3237
3.50%, 5/1/2047 254,471 229,753
Pool# AS9577
3.50%, 5/1/2047 98,787 87,746
Pool# BM1268
4.00%, 5/1/2047 195,820 181,933
Pool# AS9794
3.50%, 6/1/2047 90,644 81,921
Pool# AS9747
4.00%, 6/1/2047 464,129 431,926
Pool# BM3549
4.00%, 6/1/2047 193,576 179,804
Pool# BE3702
4.00%, 6/1/2047 68,578 63,602
Pool# BM1295
4.50%, 6/1/2047 70,561 67,707
Pool# BE9624
4.50%, 6/1/2047 9,854 9,382
Pool# BM3801
3.00%, 7/1/2047 418,412 362,958
Pool# AS9938
3.50%, 7/1/2047 100,984 91,509
Pool# BM1551
3.50%, 7/1/2047 86,740 78,123
Pool# AS9909
3.50%, 7/1/2047 50,403 45,379
Pool# BM1492
4.00%, 7/1/2047 328,355 305,071
Pool# AS9973
4.00%, 7/1/2047 21,299 19,758
Pool# 890673
3.00%, 8/1/2047 211,963 183,871
Pool# MA3087
3.50%, 8/1/2047 168,943 151,629
Pool# CA0240
3.50%, 8/1/2047 88,429 79,365
Pool# BM1658
3.50%, 8/1/2047 70,080 62,947
Pool# BH7375
3.50%, 8/1/2047 58,004 52,060
Pool# CA0123
4.00%, 8/1/2047 258,165 240,254
Pool# BH2597
4.00%, 8/1/2047 170,393 158,065
Pool# BH5359
4.00%, 8/1/2047 91,744 85,250
Pool# CA0133
4.00%, 8/1/2047 29,850 27,690
Pool# BM5787
4.00%, 8/1/2047 9,250 8,598
Pool# CA0407
3.50%, 9/1/2047 137,728 123,611
Pool# BH4004
4.00%, 9/1/2047 146,747 136,130

66 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BM3556
4.00%, 9/1/2047 86,713 81,268
Pool# CA0392
4.00%, 9/1/2047 59,354 55,059
Pool# CA0265
4.00%, 9/1/2047 18,220 16,902
Pool# CA0487
3.50%, 10/1/2047 359,952 323,058
Pool# BM1959
3.50%, 10/1/2047 255,651 231,930
Pool# CA0493
4.00%, 10/1/2047 157,967 146,538
Pool# BM3015
4.00%, 10/1/2047 107,291 100,397
Pool# CA0549
4.00%, 10/1/2047 96,316 89,347
Pool# CA0496
4.50%, 10/1/2047 117,857 112,763
Pool# CA0623
4.50%, 10/1/2047 27,121 25,982
Pool# CA0693
3.50%, 11/1/2047 254,509 228,423
Pool# CA0680
3.50%, 11/1/2047 128,099 116,080
Pool# BM3358
3.50%, 11/1/2047 111,853 101,448
Pool# CA0696
4.00%, 11/1/2047 288,668 267,781
Pool# BM3191
4.00%, 11/1/2047 57,671 53,498
Pool# CA0808
4.00%, 11/1/2047 48,658 45,310
Pool# BM3379
3.00%, 12/1/2047 374,999 325,459
Pool# BJ2492
3.50%, 12/1/2047 160,669 144,201
Pool# MA3211
4.00%, 12/1/2047 426,082 396,175
Pool# BJ1699
4.00%, 12/1/2047 128,009 119,890
Pool# MA3238
3.50%, 1/1/2048 266,095 238,821
Pool# CA0991
3.50%, 1/1/2048 261,889 237,154
Pool# CA1015
4.00%, 1/1/2048 167,863 156,147
Pool# CA1025
4.50%, 1/1/2048 208,550 199,124
Pool# CA1189
3.50%, 2/1/2048 1,042,362 937,192
Pool# BH9280
3.50%, 2/1/2048 541,703 487,148
Pool# CA1242
3.50%, 2/1/2048 121,154 110,182
Pool# MA3277
4.00%, 2/1/2048 9,526 8,834
Pool# BJ8271
4.50%, 2/1/2048 224,626 214,472
Pool# BJ8269
4.50%, 2/1/2048 173,085 165,656
Pool# BK1586
4.50%, 2/1/2048 158,868 151,686
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# BJ8270
4.50%, 2/1/2048 119,758 114,618
Pool# CA4341
3.00%, 3/1/2048 95,182 82,485
Pool# MA3305
3.50%, 3/1/2048 28,594 25,609
Pool# BK1972
4.50%, 3/1/2048 40,516 38,900
Pool# BJ0640
5.00%, 3/1/2048 11,820 11,646
Pool# CA1531
3.50%, 4/1/2048 93,468 84,936
Pool# CA1510
3.50%, 4/1/2048 55,279 49,613
Pool# CA1551
4.00%, 4/1/2048 414,234 384,264
Pool# CA1560
4.50%, 4/1/2048 80,682 76,960
Pool# BJ2681
5.00%, 4/1/2048 32,009 31,511
Pool# MA3348
5.00%, 4/1/2048 3,044 2,999
Pool# BM4024
3.50%, 5/1/2048 58,471 53,190
Pool# MA3358
4.50%, 5/1/2048 126,772 120,991
Pool# MA3374
5.00%, 5/1/2048 8,225 8,102
Pool# CA1898
4.50%, 6/1/2048 104,648 99,962
Pool# CA1951
4.00%, 7/1/2048 100,814 93,499
Pool# BK6577
4.50%, 7/1/2048 9,422 8,985
Pool# CA1988
4.50%, 7/1/2048 3,424 3,262
Pool# BK4766
4.50%, 8/1/2048 174,004 166,159
Pool# CA2376
4.00%, 9/1/2048 99,806 92,533
Pool# MA3472
5.00%, 9/1/2048 10,623 10,459
Pool# MA3495
4.00%, 10/1/2048 143,054 132,600
Pool# CA2493
4.50%, 10/1/2048 63,601 60,674
Pool# BM4664
4.50%, 10/1/2048 60,008 57,271
Pool# BM5024
3.00%, 11/1/2048 481,476 417,398
Pool# FM1001
3.50%, 11/1/2048 34,020 30,532
Pool# MA3521
4.00%, 11/1/2048 154,520 143,096
Pool# MA3536
4.00%, 12/1/2048 115,361 106,907
Pool# CA2779
4.50%, 12/1/2048 223,855 213,601
Pool# BN0340
4.50%, 12/1/2048 168,359 160,511
Pool# BM5212
4.50%, 12/1/2048 43,996 41,975

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 67
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM2888
3.50%, 1/1/2049 1,210,583 1,086,492
Pool# MA3563
4.00%, 1/1/2049 1,683,141 1,559,781
Pool# BN3944
4.00%, 1/1/2049 72,961 67,614
Pool# BN3960
4.50%, 1/1/2049 119,329 113,828
Pool# BN6135
4.00%, 2/1/2049 52,260 48,328
Pool# FM2337
4.50%, 2/1/2049 175,326 167,250
Pool# CA3387
4.00%, 4/1/2049 248,136 230,557
Pool# CA3394
5.00%, 4/1/2049 21,524 21,182
Pool# CA3489
4.00%, 5/1/2049 183,515 170,573
Pool# MA3665
4.50%, 5/1/2049 179,218 170,827
Pool# FM1051
4.50%, 5/1/2049 102,688 97,883
Pool# FM7504
3.50%, 6/1/2049 248,652 223,183
Pool# CA3669
4.00%, 6/1/2049 271,775 252,029
Pool# CA3639
4.00%, 6/1/2049 95,671 88,601
Pool# FM8304
4.00%, 7/1/2049 530,340 491,648
Pool# CA3825
4.00%, 7/1/2049 215,584 200,560
Pool# FM7105
3.50%, 8/1/2049 165,178 148,262
Pool# BO5494
3.00%, 11/1/2049 76,542 66,265
Pool# FM2170
4.00%, 11/1/2049 234,168 217,118
Pool# BO6225
3.00%, 12/1/2049 614,404 529,830
Pool# BO5380
3.00%, 12/1/2049 88,051 76,228
Pool# MA3873
4.00%, 12/1/2049 102,242 94,611
Pool# CA5152
3.00%, 2/1/2050 198,727 171,110
Pool# FM2887
3.00%, 3/1/2050 397,924 343,059
Pool# FM0077
3.00%, 3/1/2050 99,563 85,765
Pool# CA5510
3.00%, 4/1/2050 322,177 277,556
Pool# MA4048
3.00%, 6/1/2050 264,280 225,578
Pool# MA4077
2.00%, 7/1/2050 917,800 720,954
Pool# BP6466
3.00%, 7/1/2050 930,017 800,194
Pool# FM6159
3.00%, 7/1/2050 642,258 552,503
Pool# CA6598
2.50%, 8/1/2050 763,557 632,930
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4097
3.00%, 8/1/2050 70,866 60,996
Pool# BQ4909
2.00%, 9/1/2050 1,598,779 1,260,011
Pool# CA6985
2.00%, 9/1/2050 825,733 652,905
Pool# FM4226
2.50%, 9/1/2050 1,973,193 1,628,606
Pool# FM4231
2.50%, 9/1/2050 1,858,394 1,528,409
Pool# FM4222
2.50%, 9/1/2050 450,516 373,940
Pool# CA7029
2.50%, 9/1/2050 434,590 360,716
Pool# CA7972
3.00%, 9/1/2050 552,171 474,373
Pool# CA7572
2.50%, 10/1/2050 2,707,538 2,232,586
Pool# CA7368
2.50%, 10/1/2050 1,119,731 923,318
Pool# CA7369
2.50%, 10/1/2050 815,394 672,360
Pool# MA4181
1.50%, 11/1/2050 826,242 611,487
Pool# CA7573
2.50%, 11/1/2050 3,915,505 3,228,642
Pool# FM4859
2.50%, 11/1/2050 947,463 782,009
Pool# FM4808
2.50%, 11/1/2050 766,467 632,022
Pool# FM5169
3.00%, 11/1/2050 487,404 419,137
Pool# FM5480
3.00%, 11/1/2050 478,627 411,591
Pool# FM4969
2.00%, 12/1/2050 1,584,655 1,254,193
Pool# CA8442
2.00%, 1/1/2051 1,914,556 1,510,280
Pool# FM6360
3.00%, 1/1/2051 507,126 436,097
Pool# FM6031
2.00%, 2/1/2051 2,434,925 1,904,346
Pool# CA8823
2.00%, 2/1/2051 991,777 780,319
Pool# CA8893
2.00%, 2/1/2051 991,182 779,850
Pool# BQ9747
2.00%, 2/1/2051 737,819 578,633
Pool# FM6135
2.00%, 2/1/2051 535,852 421,404
Pool# CA8866
2.50%, 2/1/2051 612,234 507,201
Pool# MA4280
1.50%, 3/1/2051 3,382,982 2,504,958
Pool# FM6554
2.00%, 3/1/2051 1,784,924 1,411,326
Pool# MA4281
2.00%, 3/1/2051 1,657,300 1,299,991
Pool# FM6569
2.50%, 3/1/2051 2,033,522 1,676,487
Pool# FM7677
2.50%, 3/1/2051 1,927,228 1,590,690

68 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM7460
4.00%, 3/1/2051 682,300 630,005
Pool# CB0149
2.00%, 4/1/2051 302,469 238,615
Pool# BR7647
2.00%, 4/1/2051 207,659 163,818
Pool# BR7703
2.50%, 4/1/2051 334,468 275,620
Pool# MA4325
2.00%, 5/1/2051 869,833 682,029
Pool# CB0400
2.00%, 5/1/2051 285,441 227,085
Pool# CB0514
2.50%, 5/1/2051 1,204,746 1,001,190
Pool# FS3950
3.00%, 5/1/2051 1,121,511 965,481
Pool# FS1463
4.00%, 5/1/2051 247,840 229,777
Pool# CB0684
2.00%, 6/1/2051 1,232,294 968,982
Pool# CB0819
2.00%, 6/1/2051 1,115,919 877,473
Pool# MA4355
2.00%, 6/1/2051 1,087,123 852,060
Pool# FM7719
2.00%, 6/1/2051 797,424 629,623
Pool# FM8630
1.50%, 7/1/2051 1,347,340 999,330
Pool# MA4378
2.00%, 7/1/2051 1,961,170 1,536,801
Pool# CB1110
2.00%, 7/1/2051 515,330 406,375
Pool# FM8160
2.50%, 7/1/2051 582,539 482,818
Pool# FM8007
2.50%, 7/1/2051 379,877 313,073
Pool# CB1065
2.50%, 7/1/2051 316,853 260,826
Pool# CB1133
2.50%, 7/1/2051 273,738 225,550
Pool# CB1330
2.50%, 8/1/2051 1,409,802 1,161,984
Pool# FM8011
2.50%, 8/1/2051 1,179,327 974,217
Pool# CB1400
3.00%, 8/1/2051 36,771 31,716
Pool# MA4437
2.00%, 10/1/2051 9,679,642 7,570,438
Pool# BU1052
2.00%, 10/1/2051 440,763 349,102
Pool# FM9082
2.00%, 10/1/2051 436,960 344,775
Pool# FM9081
2.00%, 10/1/2051 163,222 128,787
Pool# FS1215
2.50%, 10/1/2051 1,002,328 824,918
Pool# FS1473
3.50%, 10/1/2051 1,125,043 1,009,707
Pool# MA4464
1.50%, 11/1/2051 1,725,504 1,276,983
Pool# CB2038
2.00%, 11/1/2051 5,260,115 4,118,595
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FM9450
2.00%, 11/1/2051 1,756,690 1,387,001
Pool# MA4465
2.00%, 11/1/2051 1,701,773 1,331,700
Pool# FM9411
2.00%, 11/1/2051 1,684,844 1,319,749
Pool# MA4466
2.50%, 11/1/2051 4,960,822 4,067,353
Pool# BU5908
2.00%, 12/1/2051 3,161,163 2,501,322
Pool# CB2297
2.50%, 12/1/2051 4,007,974 3,319,548
Pool# MA4493
2.50%, 12/1/2051 3,196,388 2,614,848
Pool# FM9543
2.50%, 12/1/2051 2,428,776 2,011,589
Pool# CB2410
2.50%, 12/1/2051 1,728,643 1,432,211
Pool# FM9806
2.50%, 12/1/2051 1,478,907 1,224,874
Pool# FM9864
2.50%, 12/1/2051 893,378 737,785
Pool# CB2469
2.50%, 12/1/2051 808,937 666,039
Pool# FM9697
2.50%, 12/1/2051 401,669 331,730
Pool# FS1192
2.00%, 1/1/2052 4,182,049 3,277,776
Pool# FS1095
2.00%, 1/1/2052 2,537,530 1,989,642
Pool# MA4512
2.50%, 1/1/2052 3,939,156 3,221,244
Pool# FS2639
2.50%, 1/1/2052 857,376 706,431
Pool# FS2040
2.00%, 2/1/2052 1,721,523 1,345,858
Pool# BU9905
2.00%, 2/1/2052 846,000 661,416
Pool# CB2868
2.50%, 2/1/2052 1,631,252 1,339,989
Pool# CB3156
2.00%, 3/1/2052 1,755,835 1,379,128
Pool# BV4133
2.50%, 3/1/2052 1,671,723 1,373,016
Pool# CB3159
2.50%, 3/1/2052 1,657,402 1,365,528
Pool# CB3016
2.50%, 3/1/2052 844,103 698,962
Pool# CB3237
3.00%, 3/1/2052 827,285 704,650
Pool# BV5355
2.50%, 4/1/2052 836,610 686,881
Pool# CB3368
3.00%, 4/1/2052 830,525 707,237
Pool# CB3362
3.00%, 4/1/2052 790,150 678,632
Pool# FS2141
3.50%, 6/1/2052 949,512 846,842
Pool# CB3915
4.50%, 6/1/2052 65,104 61,372
Pool# FS3806
2.50%, 7/1/2052 12,298,786 10,054,585

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 69
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# MA4653
3.00%, 7/1/2052 764,581 650,703
Pool# MA4733
4.50%, 9/1/2052 888,417 837,291
Pool# CB4673
4.50%, 9/1/2052 830,186 789,936
Pool# CB4831
4.50%, 10/1/2052 1,305,067 1,229,921
Pool# MA4805
4.50%, 11/1/2052 776,885 732,261
Pool# CB5535
5.00%, 1/1/2053 1,806,567 1,750,506
Pool# CB5642
5.50%, 2/1/2053 703,731 699,121
Pool# FS3801
5.50%, 2/1/2053 177,596 175,800
Pool# CB6065
5.00%, 4/1/2053 966,340 935,567
Pool# CB6004
5.50%, 4/1/2053 2,885,148 2,889,506
Pool# CB6082
5.50%, 4/1/2053 649,945 642,561
Pool# CB6182
5.00%, 5/1/2053 920,116 890,103
Pool# CB6650
5.50%, 6/1/2053 2,055,277 2,056,165
Pool# MA5071
5.00%, 7/1/2053 1,153,871 1,115,197
Pool# FS5214
5.00%, 7/1/2053 709,826 688,597
Pool# FS7303
5.00%, 7/1/2053 573,284 554,466
Pool# MA5073
6.00%, 7/1/2053 1,299,304 1,306,389
Pool# FS5424
4.50%, 8/1/2053 522,743 493,192
Pool# CB6921
6.00%, 8/1/2053 457,257 466,197
Pool# CB7115
6.00%, 9/1/2053 1,411,125 1,435,894
Pool# CB7482
6.00%, 11/1/2053 1,853,095 1,866,746
Pool# CB7484
6.50%, 11/1/2053 1,265,686 1,293,109
Pool# CB7449
6.50%, 11/1/2053 280,218 286,873
Pool# FS6294
6.50%, 11/1/2053 186,381 190,543
Pool# CB7650
6.50%, 12/1/2053 2,533,305 2,622,635
Pool# CB7653
6.50%, 12/1/2053 1,007,175 1,039,641
Pool# FS6529
6.50%, 12/1/2053 887,527 914,812
Pool# CB7649
6.50%, 12/1/2053 686,520 713,379
Pool# CB7652
6.50%, 12/1/2053 577,677 596,669
Pool# CB7803
6.50%, 1/1/2054 195,615 201,700
Pool# CB7865
6.50%, 1/1/2054 149,637 153,498
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
FNMA UMBS Pool
Pool# FS7172
6.50%, 2/1/2054 391,918 403,458
Pool# CB8024
6.50%, 2/1/2054 319,123 333,909
Pool# CB8823
6.50%, 7/1/2054 612,334 629,382
Pool# MA5445
6.00%, 8/1/2054 5,764,775 5,800,349
Pool# CB9009
6.00%, 8/1/2054 1,630,813 1,652,545
Pool# CB9010
6.00%, 8/1/2054 360,536 362,315
Pool# CB9031
6.50%, 8/1/2054 1,838,280 1,892,579
FNMA/FHLMC UMBS, 15
Year, Single Family TBA
1.50%, 1/25/2040 2,840,250 2,434,336
2.00%, 1/25/2040 2,799,750 2,471,805
3.00%, 1/25/2040 1,448,663 1,347,727
3.50%, 1/25/2040 1,893,000 1,789,012
4.00%, 1/25/2040 993,000 953,181
4.50%, 1/25/2040 215,000 210,280
5.00%, 1/25/2040 35,000 34,822
FNMA/FHLMC UMBS,
30 Year, Single Family
Conventional Pool TBA
6.00%, 1/25/2055 100,000 100,461
6.50%, 1/25/2055 3,700,000 3,776,312
FNMA/FHLMC UMBS, 30
Year, Single Family TBA
2.00%, 1/25/2055 3,200,000 2,489,250
2.50%, 1/25/2055 1,725,000 1,404,797
3.00%, 1/25/2055 2,925,000 2,483,965
3.50%, 1/25/2055 1,450,000 1,282,404
4.00%, 1/25/2055 3,850,000 3,520,357
4.50%, 1/25/2055 4,575,000 4,302,661
5.00%, 1/25/2055 6,276,000 6,056,808
5.50%, 1/25/2055 7,850,000 7,745,976
GNMA I Pool
Pool# 457801
7.00%, 8/15/2028 627 632
Pool# 486936
6.50%, 2/15/2029 247 255
Pool# 502969
6.00%, 3/15/2029 1,128 1,157
Pool# 487053
7.00%, 3/15/2029 383 386
Pool# 781014
6.00%, 4/15/2029 658 668
Pool# 509099
7.00%, 6/15/2029 1,766 1,774
Pool# 434505
7.50%, 8/15/2029 30 30
Pool# 781124
7.00%, 12/15/2029 2,602 2,686
Pool# 507396
7.50%, 9/15/2030 19,957 20,042
Pool# 531352
7.50%, 9/15/2030 1,411 1,416
Pool# 536334
7.50%, 10/15/2030 111 112

70 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 486019
7.50%, 1/15/2031 517 519
Pool# 535388
7.50%, 1/15/2031 361 362
Pool# 528589
6.50%, 3/15/2031 6,369 6,467
Pool# 508473
7.50%, 4/15/2031 1,835 1,846
Pool# 544470
8.00%, 4/15/2031 580 581
Pool# 781287
7.00%, 5/15/2031 1,241 1,280
Pool# 781319
7.00%, 7/15/2031 420 442
Pool# 485879
7.00%, 8/15/2031 1,065 1,070
Pool# 572554
6.50%, 9/15/2031 14,903 15,427
Pool# 781328
7.00%, 9/15/2031 1,171 1,209
Pool# 550991
6.50%, 10/15/2031 351 363
Pool# 571267
7.00%, 10/15/2031 160 161
Pool# 555171
6.50%, 12/15/2031 862 891
Pool# 781380
7.50%, 12/15/2031 399 418
Pool# 781481
7.50%, 1/15/2032 1,776 1,852
Pool# 580972
6.50%, 2/15/2032 110 111
Pool# 781401
7.50%, 2/15/2032 1,399 1,486
Pool# 781916
6.50%, 3/15/2032 11,816 12,135
Pool# 552474
7.00%, 3/15/2032 2,702 2,776
Pool# 781478
7.50%, 3/15/2032 756 799
Pool# 781429
8.00%, 3/15/2032 1,400 1,475
Pool# 781431
7.00%, 4/15/2032 5,148 5,390
Pool# 552616
7.00%, 6/15/2032 20,854 21,316
Pool# 570022
7.00%, 7/15/2032 9,058 9,335
Pool# 595077
6.00%, 10/15/2032 2,732 2,853
Pool# 552903
6.50%, 11/15/2032 34,845 36,082
Pool# 552952
6.00%, 12/15/2032 1,890 1,929
Pool# 602102
6.00%, 2/15/2033 10,776 10,832
Pool# 588192
6.00%, 2/15/2033 2,216 2,233
Pool# 553144
5.50%, 4/15/2033 5,788 5,833
Pool# 604243
6.00%, 4/15/2033 3,737 3,785
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 611526
6.00%, 5/15/2033 5,988 5,997
Pool# 553320
6.00%, 6/15/2033 11,522 11,701
Pool# 604788
6.50%, 11/15/2033 37,892 38,715
Pool# 781688
6.00%, 12/15/2033 14,560 14,888
Pool# 604875
6.00%, 12/15/2033 12,508 12,719
Pool# 781690
6.00%, 12/15/2033 5,195 5,311
Pool# 781699
7.00%, 12/15/2033 1,473 1,494
Pool# 621856
6.00%, 1/15/2034 6,963 7,072
Pool# 564799
6.00%, 3/15/2034 5,055 5,142
Pool# 630038
6.50%, 8/15/2034 24,863 25,745
Pool# 781804
6.00%, 9/15/2034 14,623 15,242
Pool# 781847
6.00%, 12/15/2034 11,194 11,669
Pool# 486921
5.50%, 2/15/2035 3,475 3,528
Pool# 781902
6.00%, 2/15/2035 14,518 15,133
Pool# 781933
6.00%, 6/15/2035 1,477 1,540
Pool# 649513
5.50%, 10/15/2035 73,558 74,870
Pool# 649510
5.50%, 10/15/2035 49,171 50,291
Pool# 652207
5.50%, 3/15/2036 34,622 35,113
Pool# 655519
5.00%, 5/15/2036 16,167 16,176
Pool# 652539
5.00%, 5/15/2036 5,537 5,446
Pool# 606308
5.50%, 5/15/2036 5,618 5,718
Pool# 657912
6.50%, 8/15/2036 2,705 2,783
Pool# 697957
4.50%, 3/15/2039 436,041 422,953
Pool# 704630
5.50%, 7/15/2039 14,564 14,771
Pool# 710724
4.50%, 8/15/2039 125,428 121,810
Pool# 722292
5.00%, 9/15/2039 277,184 276,143
Pool# 782803
6.00%, 11/15/2039 135,314 141,084
Pool# 736666
4.50%, 4/15/2040 317,300 301,499
Pool# 733312
4.00%, 9/15/2040 38,211 35,897
Pool# 742235
4.00%, 12/15/2040 74,379 69,875
Pool# 755959
4.00%, 1/15/2041 71,320 67,353

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 71
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA I Pool
Pool# 755958
4.00%, 1/15/2041 68,101 64,312
Pool# 742244
4.00%, 1/15/2041 59,351 55,756
Pool# 759075
4.00%, 1/15/2041 54,191 50,909
Pool# 753826
4.00%, 1/15/2041 29,688 27,891
Pool# 690662
4.00%, 1/15/2041 18,237 17,133
Pool# 719486
4.00%, 1/15/2041 6,563 6,134
Pool# 759207
4.00%, 2/15/2041 133,250 125,181
Pool# 757555
4.00%, 2/15/2041 13,767 13,001
Pool# 757557
4.00%, 2/15/2041 7,001 6,611
Pool# 738107
4.00%, 3/15/2041 157,515 147,976
Pool# 784637
4.00%, 8/15/2041 50,966 48,315
Pool# 778869
4.00%, 2/15/2042 94,126 88,423
Pool# AD8789
3.50%, 3/15/2043 316,415 289,682
Pool# AD2254
3.50%, 3/15/2043 45,134 41,405
Pool# AA6403
3.00%, 5/15/2043 382,106 340,186
Pool# AD2411
3.50%, 5/15/2043 191,876 176,190
Pool# 783781
3.50%, 6/15/2043 270,697 247,136
Pool# 784015
3.00%, 7/15/2043 73,251 65,216
Pool# 784459
3.00%, 12/15/2046 165,899 146,121
Pool# 784293
3.00%, 12/15/2046 47,120 41,276
Pool# 784355
4.00%, 12/15/2046 69,427 64,376
Pool# 784500
3.00%, 2/15/2047 364,207 320,004
Pool# 784713
3.00%, 2/15/2047 91,549 80,466
Pool# 784747
4.00%, 5/15/2048 49,333 46,079
Pool# 784715
4.00%, 5/15/2048 41,156 38,568
Pool# 785073
4.00%, 9/15/2049 57,212 53,396
Pool# BD4016
3.00%, 10/15/2049 137,699 119,849
GNMA II Pool
Pool# 3851
5.50%, 5/20/2036 161,794 164,887
Pool# 4245
6.00%, 9/20/2038 64,574 67,683
Pool# 4559
5.00%, 10/20/2039 151,028 150,180
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 4715
5.00%, 6/20/2040 39,255 39,096
Pool# 4747
5.00%, 7/20/2040 439,396 437,876
Pool# 4771
4.50%, 8/20/2040 364,286 353,540
Pool# 4802
5.00%, 9/20/2040 301,516 300,473
Pool# 4834
4.50%, 10/20/2040 98,903 95,985
Pool# 737727
4.00%, 12/20/2040 599,156 561,133
Pool# 737730
4.00%, 12/20/2040 180,860 169,385
Pool# 4923
4.50%, 1/20/2041 155,940 151,340
Pool# 4978
4.50%, 3/20/2041 21,770 21,128
Pool# 5017
4.50%, 4/20/2041 224,060 217,450
Pool# 5056
5.00%, 5/20/2041 75,083 74,823
Pool# 5082
4.50%, 6/20/2041 89,178 86,055
Pool# 5175
4.50%, 9/20/2041 105,999 102,872
Pool# 675523
3.50%, 3/20/2042 121,460 109,195
Pool# 5332
4.00%, 3/20/2042 101,428 96,117
Pool# MA0392
3.50%, 9/20/2042 926,796 847,322
Pool# MA0462
3.50%, 10/20/2042 733,822 670,556
Pool# MA0534
3.50%, 11/20/2042 1,666,521 1,522,923
Pool# MA0625
3.50%, 12/20/2042 351,299 321,029
Pool# MA0698
3.00%, 1/20/2043 385,059 341,980
Pool# MA0852
3.50%, 3/20/2043 388,044 354,644
Pool# MA0934
3.50%, 4/20/2043 353,047 322,677
Pool# AF1001
3.50%, 6/20/2043 313,132 281,870
Pool# MA1376
4.00%, 10/20/2043 153,586 144,906
Pool# AJ9335
3.50%, 10/20/2044 34,722 31,055
Pool# MA2677
3.00%, 3/20/2045 127,341 112,428
Pool# MA2754
3.50%, 4/20/2045 234,817 213,323
Pool# MA2824
2.50%, 5/20/2045 263,480 224,292
Pool# MA2825
3.00%, 5/20/2045 500,668 442,823
Pool# AM4381
3.50%, 5/20/2045 318,854 281,308
Pool# MA2891
3.00%, 6/20/2045 849,337 750,956

72 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA2892
3.50%, 6/20/2045 178,476 162,084
Pool# MA2960
3.00%, 7/20/2045 292,559 257,499
Pool# 784156
4.00%, 8/20/2045 123,169 114,862
Pool# AO1103
3.50%, 9/20/2045 512,710 463,089
Pool# AO1099
3.50%, 9/20/2045 275,731 249,046
Pool# MA3106
4.00%, 9/20/2045 68,474 64,398
Pool# MA3172
3.00%, 10/20/2045 140,617 124,149
Pool# MA3173
3.50%, 10/20/2045 96,910 87,909
Pool# MA3174
4.00%, 10/20/2045 8,476 7,967
Pool# MA3243
3.00%, 11/20/2045 267,763 236,580
Pool# MA3244
3.50%, 11/20/2045 254,997 231,247
Pool# 784098
3.00%, 12/20/2045 523,695 462,373
Pool# MA3309
3.00%, 12/20/2045 458,580 405,009
Pool# MA3310
3.50%, 12/20/2045 189,200 171,542
Pool# 784111
3.00%, 1/20/2046 273,100 241,023
Pool# MA3377
4.00%, 1/20/2046 38,130 35,815
Pool# 784119
3.00%, 2/20/2046 520,058 458,973
Pool# 784115
3.00%, 2/20/2046 23,781 20,987
Pool# MA3520
3.00%, 3/20/2046 348,356 307,313
Pool# MA3521
3.50%, 3/20/2046 664,706 604,404
Pool# MA3522
4.00%, 3/20/2046 261,795 246,058
Pool# MA3596
3.00%, 4/20/2046 181,656 159,997
Pool# MA3597
3.50%, 4/20/2046 190,891 172,846
Pool# MA3662
3.00%, 5/20/2046 692,617 610,012
Pool# MA3735
3.00%, 6/20/2046 421,778 371,419
Pool# MA3736
3.50%, 6/20/2046 1,080,027 977,370
Pool# MA3804
4.00%, 7/20/2046 40,031 37,550
Pool# MA3873
3.00%, 8/20/2046 906,654 798,168
Pool# MA3876
4.50%, 8/20/2046 42,473 41,011
Pool# MA3936
3.00%, 9/20/2046 913,096 803,360
Pool# MA3939
4.50%, 9/20/2046 6,936 6,598
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA4006
4.50%, 10/20/2046 129,921 125,449
Pool# MA4068
3.00%, 11/20/2046 137,608 121,035
Pool# MA4069
3.50%, 11/20/2046 14,177 12,829
Pool# MA4070
4.00%, 11/20/2046 24,878 23,337
Pool# MA4071
4.50%, 11/20/2046 8,764 8,462
Pool# MA4125
2.50%, 12/20/2046 81,200 69,119
Pool# MA4126
3.00%, 12/20/2046 1,412,860 1,242,835
Pool# MA4194
2.50%, 1/20/2047 317,959 270,664
Pool# MA4196
3.50%, 1/20/2047 88,690 80,260
Pool# MA4261
3.00%, 2/20/2047 372,132 326,958
Pool# MA4262
3.50%, 2/20/2047 1,343,201 1,215,526
Pool# MA4264
4.50%, 2/20/2047 10,487 10,087
Pool# MA4321
3.50%, 3/20/2047 669,877 606,203
Pool# AZ1974
3.50%, 4/20/2047 178,259 160,984
Pool# MA4382
3.50%, 4/20/2047 115,092 104,152
Pool# MA4383
4.00%, 4/20/2047 529,201 494,328
Pool# MA4384
4.50%, 4/20/2047 12,588 12,092
Pool# MA4509
3.00%, 6/20/2047 130,747 114,854
Pool# MA4511
4.00%, 6/20/2047 249,830 233,351
Pool# MA4512
4.50%, 6/20/2047 29,265 28,112
Pool# MA4585
3.00%, 7/20/2047 23,818 20,946
Pool# MA4587
4.00%, 7/20/2047 748,534 700,359
Pool# 784471
3.50%, 8/20/2047 295,394 267,950
Pool# BC1888
3.50%, 8/20/2047 286,038 258,317
Pool# MA4652
3.50%, 8/20/2047 261,248 236,129
Pool# MA4653
4.00%, 8/20/2047 39,440 36,761
Pool# 784408
3.50%, 10/20/2047 187,919 170,025
Pool# MA4780
4.50%, 10/20/2047 9,699 9,315
Pool# MA4836
3.00%, 11/20/2047 245,251 215,418
Pool# MA4837
3.50%, 11/20/2047 231,957 209,905
Pool# MA4838
4.00%, 11/20/2047 1,031,901 963,521

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 73
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# 784421
3.50%, 12/20/2047 279,802 255,904
Pool# MA4900
3.50%, 12/20/2047 166,828 150,770
Pool# MA4962
3.50%, 1/20/2048 337,613 305,464
Pool# MA5018
3.00%, 2/20/2048 92,727 81,453
Pool# MA5019
3.50%, 2/20/2048 17,514 15,812
Pool# 784480
3.50%, 4/20/2048 226,338 205,307
Pool# 784479
3.50%, 4/20/2048 160,801 146,083
Pool# 784481
3.50%, 4/20/2048 69,364 62,726
Pool# MA5137
4.00%, 4/20/2048 215,515 200,613
Pool# BD4034
4.00%, 4/20/2048 75,923 70,191
Pool# MA5138
4.50%, 4/20/2048 88,723 85,102
Pool# MA5192
4.00%, 5/20/2048 397,780 370,842
Pool# MA5265
4.50%, 6/20/2048 159,162 152,576
Pool# MA5331
4.50%, 7/20/2048 71,759 68,782
Pool# MA5398
4.00%, 8/20/2048 398,757 371,741
Pool# MA5399
4.50%, 8/20/2048 197,026 188,832
Pool# MA5465
3.50%, 9/20/2048 63,335 57,248
Pool# MA5466
4.00%, 9/20/2048 89,842 83,768
Pool# BJ2692
4.00%, 11/20/2048 60,876 55,802
Pool# MA5597
5.00%, 11/20/2048 6,620 6,499
Pool# MA5652
4.50%, 12/20/2048 91,407 87,592
Pool# 784656
4.50%, 12/20/2048 52,139 48,896
Pool# BK2856
4.50%, 12/20/2048 12,079 11,322
Pool# MA5653
5.00%, 12/20/2048 19,181 18,872
Pool# MA5712
5.00%, 1/20/2049 70,599 69,265
Pool# MA5818
4.50%, 3/20/2049 64,553 61,853
Pool# MA5878
5.00%, 4/20/2049 7,414 7,283
Pool# MA5987
4.50%, 6/20/2049 424,901 405,505
Pool# MA6041
4.50%, 7/20/2049 116,163 111,142
Pool# MA6092
4.50%, 8/20/2049 49,820 47,485
Pool# MA6153
3.00%, 9/20/2049 94,547 82,600
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA6474
3.00%, 2/20/2050 609,559 531,217
Pool# MA6542
3.50%, 3/20/2050 152,076 136,975
Pool# MA6657
3.50%, 5/20/2050 306,493 276,255
Pool# MA6766
3.00%, 7/20/2050 744,695 646,221
Pool# BW4732
2.50%, 8/20/2050 846,351 690,646
Pool# BW6206
2.50%, 8/20/2050 784,991 640,573
Pool# MA6820
3.00%, 8/20/2050 618,823 539,062
Pool# MA6821
3.50%, 8/20/2050 505,866 455,800
Pool# MA6864
2.00%, 9/20/2050 1,148,469 919,401
Pool# BW4741
2.50%, 9/20/2050 861,880 703,318
Pool# BY0776
2.50%, 9/20/2050 551,522 450,055
Pool# BY0805
2.50%, 9/20/2050 517,340 422,164
Pool# MA6994
2.00%, 11/20/2050 1,532,353 1,228,424
Pool# MA7051
2.00%, 12/20/2050 2,182,106 1,748,880
Pool# MA7053
3.00%, 12/20/2050 740,688 644,207
Pool# MA7136
2.50%, 1/20/2051 1,602,368 1,341,474
Pool# MA7192
2.00%, 2/20/2051 3,888,344 3,114,769
Pool# MA7367
2.50%, 5/20/2051 3,309,059 2,767,702
Pool# MA7472
2.50%, 7/20/2051 2,884,165 2,410,320
Pool# MA7534
2.50%, 8/20/2051 2,408,576 2,012,860
Pool# MA7647
1.50%, 10/20/2051 356,960 274,322
Pool# MA7648
2.00%, 10/20/2051 3,129,692 2,505,762
Pool# MA7650
3.00%, 10/20/2051 2,028,335 1,761,022
Pool# MA7704
2.00%, 11/20/2051 802,364 642,404
Pool# MA7705
2.50%, 11/20/2051 1,404,199 1,173,489
Pool# MA7766
2.00%, 12/20/2051 3,075,971 2,462,723
Pool# MA7767
2.50%, 12/20/2051 1,557,339 1,301,464
Pool# MA7826
2.00%, 1/20/2052 1,005,937 805,804
Pool# MA7935
2.00%, 3/20/2052 3,207,211 2,568,748
Pool# 786843
3.00%, 3/20/2052 442,774 380,745
Pool# MA7986
2.00%, 4/20/2052 3,576,785 2,864,684

74 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Mortgage-Backed Securities
Principal
Amount ($) Value ($)
GNMA II Pool
Pool# MA7987
2.50%, 4/20/2052 4,104,996 3,430,415
Pool# MA8042
2.50%, 5/20/2052 737,295 616,133
Pool# MA8043
3.00%, 5/20/2052 840,392 729,141
Pool# MA8147
2.50%, 7/20/2052 235,702 196,969
Pool# MA8148
3.00%, 7/20/2052 1,633,076 1,418,659
Pool# MA8197
2.50%, 8/20/2052 936,170 782,715
Pool# MA8265
3.00%, 9/20/2052 416,777 361,606
Pool# MA8491
5.50%, 12/20/2052 722,150 717,942
Pool# MA8726
5.50%, 3/20/2053 312,563 311,001
Pool# MA8800
5.00%, 4/20/2053 1,055,077 1,025,744
Pool# MA8801
5.50%, 4/20/2053 1,017,364 1,012,070
Pool# MA8946
4.50%, 6/20/2053 3,237,223 3,063,340
Pool# MA8948
5.50%, 6/20/2053 228,533 227,093
Pool# MA9016
5.00%, 7/20/2053 2,677,264 2,601,592
Pool# 786798
5.50%, 7/20/2053 423,445 423,720
Pool# MA9727
6.50%, 6/20/2054 1,013,423 1,031,625
Pool# MA9780
6.00%, 7/20/2054 2,125,254 2,141,003
Pool# MA9781
6.50%, 7/20/2054 24,604 25,041
Pool# MA9851
5.50%, 8/20/2054 1,202,829 1,193,922
Pool# MA9852
6.00%, 8/20/2054 2,583,376 2,602,520
Pool# MA9853
6.50%, 8/20/2054 346,303 352,449
GNMA TBA
2.00%, 1/15/2055 1,175,000 939,541
2.50%, 1/15/2055 2,500,000 2,087,500
3.00%, 1/15/2055 750,000 650,273
3.50%, 1/15/2055 700,000 625,654
4.00%, 1/15/2055 3,589,000 3,305,404
4.50%, 1/15/2055 3,950,000 3,733,367
5.00%, 1/15/2055 6,025,000 5,844,485
5.50%, 1/15/2055 7,300,000 7,239,650
6.00%, 1/15/2055 5,400,000 5,435,438
6.50%, 1/15/2055 3,950,000 4,017,640
Total Mortgage-Backed Securities
(cost $627,806,969)
561,237,724
Municipal Bonds 0.6%
Principal
Amount ($) Value ($)
California 0.2%
Alameda County Joint Powers
Authority, RB, Series A,
7.05%, 12/1/2044 100,000 112,244
Bay Area Toll Authority, RB,
Series F, 6.26%, 4/1/2049 250,000 264,225
California State University,
RB, Series B, 2.98%,
11/1/2051 90,000 60,238
City of San Francisco CA
Public Utilities Commission
Water Revenue, RB, Series
B, 6.00%, 11/1/2040 100,000 102,206
Golden State Tobacco
Securitization Corp., RB,
Series A-1, 3.71%, 6/1/2041 90,000 69,359
Los Angeles Community
College District, GO, Series
E, 6.75%, 8/1/2049 300,000 333,753
Los Angeles County Public
Works Financing Authority,
RB, Series B, 7.62%,
8/1/2040 75,000 87,354
Los Angeles Department of
Water & Power, RB, Series
D, 6.57%, 7/1/2045 200,000 216,788
Regents of the University of
California Medical Center
Pooled Revenue
Series H, 6.55%, 5/15/2048 150,000 161,095
Series F, 6.58%, 5/15/2049 200,000 214,744
Series N, 3.26%, 5/15/2060 230,000 148,317
San Diego County Water
Authority, RB, Series B,
6.14%, 5/1/2049 100,000 103,311
State of California
7.55%, 4/1/2039 1,410,000 1,666,667
7.63%, 3/1/2040 425,000 500,792
University of California
Series BD, 3.35%, 7/1/2029 200,000 189,656
Series AQ, 4.77%,
5/15/2115 150,000 122,319
4,353,068
Connecticut 0.0%
†
State of Connecticut, GO,
Series A, 5.85%, 3/15/2032 500,000 525,252
Florida 0.0%
†
State Board of Administration
Finance Corp., RB, Series
A, 2.15%, 7/1/2030 105,000 90,510
Georgia 0.0%
†
Municipal Electric Authority
of Georgia, RB, Series A,
6.66%, 4/1/2057 467,000 500,990
Illinois 0.1%
Chicago Transit Authority
Sales & Transfer Tax
Receipts Revenue, RB,
Series A, 6.90%, 12/1/2040 276,872 304,995

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 75
Municipal Bonds
Principal
Amount ($) Value ($)
Illinois
State of Illinois, GO, 5.10%,
6/1/2033 889,412 876,862
1,181,857
Louisiana 0.0%
†
Louisiana Local Government
Environmental Facilities &
Community Development
Auth
Series A, 3.62%, 2/1/2029 40,135 39,658
Series A, 4.48%, 8/1/2039 50,000 46,566
Louisiana Local Government
Environmental Facilities &
Community Development
Authority, RB, 5.20%,
12/1/2039 95,000 94,013
180,237
Michigan 0.0%
†
University of Michigan, RB,
Series B, 3.50%, 4/1/2052 83,000 61,126
New Jersey 0.1%
New Jersey Economic
Development Authority,
RB, 7.43%, 2/15/2029 125,000 132,209
New Jersey Turnpike
Authority, RB, Series F,
7.41%, 1/1/2040 440,000 504,063
Rutgers The State University
of New Jersey, RB, Series
H, 5.67%, 5/1/2040 250,000 248,420
884,692
New York 0.1%
City of New York
Series B-1, 5.26%,
10/1/2052 35,000 34,000
Series D-1, 5.11%,
10/1/2054 35,000 33,117
Metropolitan Transportation
Authority, RB, Series C,
7.34%, 11/15/2039 400,000 467,517
New York City Municipal
Water Finance Authority,
RB, Series AA, 5.44%,
6/15/2043 300,000 283,790
New York City Transitional
Finance Authority, RB,
Series B-1, 5.57%,
11/1/2038 500,000 496,606
New York State Dormitory
Authority, RB, Series F,
5.63%, 3/15/2039 250,000 250,154
Port Authority of New York &
New Jersey
Series 159, 6.04%,
12/1/2029 620,000 656,710
3.18%, 7/15/2060 135,000 86,725
2,308,619
Municipal Bonds
Principal
Amount ($) Value ($)
Ohio 0.0%
†
JobsOhio Beverage System,
RB, Series B, 4.53%,
1/1/2035 100,000 97,118
Ohio State University (The),
RB, Series C, 4.91%,
6/1/2040 150,000 140,338
237,456
Oklahoma 0.0%
†
Oklahoma Development
Finance Authority
4.62%, 6/1/2044 60,000 55,586
4.38%, 11/1/2045 60,000 54,605
110,191
South Carolina 0.0%
†
South Carolina Public Service
Authority, RB, Series C,
6.45%, 1/1/2050 100,000 106,489
Texas 0.1%
Board of Regents of the
University of Texas System,
RB, Series C, 4.79%,
8/15/2046 200,000 187,434
Dallas Area Rapid Transit, RB,
Series B, 6.00%, 12/1/2044 200,000 203,233
Dallas Fort Worth International
Airport
Series C, 2.92%, 11/1/2050 100,000 69,426
Series A, 4.51%, 11/1/2051 45,000 39,001
Grand Parkway Transportation
Corp., RB, Series B, 3.24%,
10/1/2052 45,000 31,221
Permanent University Fund -
University of Texas System,
RB, Series A, 5.26%,
7/1/2039 260,000 252,860
State of Texas, GO, Series A,
4.63%, 4/1/2033 350,000 343,062
Texas Department of
Transportation State
Highway Fund, RB, 5.18%,
4/1/2030 150,000 151,413
Texas Natural Gas
Securitization Finance Corp.
Series A-1, 5.10%,
4/1/2035 139,036 139,328
Series A-2, 5.17%,
4/1/2041 140,000 137,870
1,554,848
Virginia 0.0%
†
University of Virginia,
RB, 2.26%, 9/1/2050 90,000 51,945
Total Municipal Bonds
(cost $12,676,101)
12,147,280

76 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
Supranational 1.2%
Principal
Amount ($) Value ($)
African Development Bank
0.88%, 3/23/2026 200,000 191,631
4.38%, 3/14/2028(b) 500,000 499,400
3.50%, 9/18/2029(b) 200,000 191,914
Asian Development Bank
1.00%, 4/14/2026 200,000 191,651
1.50%, 1/20/2027 760,000 717,716
3.75%, 4/25/2028 1,250,000 1,225,682
4.50%, 8/25/2028 700,000 703,319
1.88%, 1/24/2030 500,000 441,485
4.00%, 1/12/2033 350,000 335,042
3.88%, 6/14/2033 200,000 189,226
4.13%, 1/12/2034 400,000 383,524
Asian Infrastructure
Investment Bank (The)
4.00%, 1/18/2028 350,000 346,353
4.13%, 1/18/2029 1,000,000 988,709
Corp. Andina de Fomento,
5.00%, 1/24/2029 200,000 200,696
Council of Europe
Development Bank, 3.75%,
5/25/2026 450,000 445,557
European Bank for
Reconstruction &
Development, 4.13%,
1/25/2029(b) 1,000,000 988,026
European Investment Bank
0.38%, 3/26/2026 1,500,000 1,429,001
0.75%, 10/26/2026(b) 290,000 272,161
2.38%, 5/24/2027(b) 2,000,000 1,908,361
3.63%, 7/15/2030(b) 900,000 862,576
1.25%, 2/14/2031 300,000 247,509
3.75%, 2/14/2033(b) 900,000 846,802
4.13%, 2/13/2034(b) 400,000 383,492
Inter-American Development
Bank
2.00%, 7/23/2026 1,000,000 964,776
2.25%, 6/18/2029 250,000 227,806
3.50%, 9/14/2029 900,000 863,172
1.13%, 1/13/2031 400,000 327,777
3.63%, 9/17/2031 200,000 188,946
3.50%, 4/12/2033 750,000 689,976
4.38%, 7/17/2034 210,000 204,682
Inter-American Investment
Corp., 4.25%, 2/14/2029 200,000 197,635
International Bank for
Reconstruction &
Development
1.88%, 10/27/2026 400,000 382,681
2.50%, 11/22/2027 1,000,000 949,947
3.50%, 7/12/2028 1,000,000 971,422
1.13%, 9/13/2028 1,000,000 886,789
3.88%, 10/16/2029 75,000 73,077
3.88%, 2/14/2030 850,000 826,753
0.88%, 5/14/2030 1,000,000 828,468
4.00%, 7/25/2030 300,000 292,390
4.00%, 1/10/2031 700,000 678,948
1.63%, 11/3/2031 1,000,000 827,064
4.75%, 11/14/2033 600,000 602,314
3.88%, 8/28/2034 300,000 281,139
International Finance Corp.,
4.50%, 7/13/2028 400,000 401,637
Supranational
Principal
Amount ($) Value ($)
Nordic Investment Bank,
4.38%, 3/14/2028 500,000 499,181
Total Supranational
(cost $27,389,426)
26,156,413
U.S. Government Agency Securities 0.5%
FHLB, 5.50%, 7/15/2036 1,500,000 1,595,483
FHLMC
0.38%, 7/21/2025(b) 1,165,000 1,139,841
6.25%, 7/15/2032(b) 1,245,000 1,379,806
FNMA
0.50%, 6/17/2025 1,000,000 983,193
6.25%, 5/15/2029(b) 2,500,000 2,684,598
7.25%, 5/15/2030 2,000,000 2,266,746
0.88%, 8/5/2030 440,000 363,312
Tennessee Valley Authority,
4.88%, 1/15/2048 500,000 475,615
Total U.S. Government Agency Securities
(cost $11,689,657)
10,888,594
U.S. Treasury Obligations 43.6%
U.S. Treasury Bond, 4.50%,
11/15/2054 3,733,000 3,559,147
U.S. Treasury Bonds
6.00%, 2/15/2026 4,042,000 4,124,664
6.50%, 11/15/2026 (b) 3,000,000 3,136,627
5.50%, 8/15/2028 (b) 3,000,000 3,125,559
5.38%, 2/15/2031 1,000,000 1,048,659
4.75%, 2/15/2037 709,600 719,669
5.00%, 5/15/2037 (b) 305,000 315,975
4.38%, 2/15/2038 1,050,000 1,021,179
4.25%, 5/15/2039 2,500,000 2,371,210
4.50%, 8/15/2039 1,080,000 1,051,238
4.38%, 11/15/2039 300,000 287,530
1.13%, 5/15/2040 6,000,000 3,608,583
4.38%, 5/15/2040 1,000,000 956,601
1.13%, 8/15/2040 3,000,000 1,788,799
3.88%, 8/15/2040 1,000,000 899,863
1.38%, 11/15/2040 7,500,000 4,642,019
4.25%, 11/15/2040 1,400,000 1,315,806
1.88%, 2/15/2041 5,000,000 3,349,554
4.75%, 2/15/2041 2,000,000 1,990,566
1.75%, 8/15/2041 4,300,000 2,784,393
3.75%, 8/15/2041 4,900,000 4,310,439
2.00%, 11/15/2041 11,500,000 7,721,327
3.13%, 11/15/2041 4,100,000 3,299,218
2.38%, 2/15/2042 3,000,000 2,135,576
3.13%, 2/15/2042 1,000,000 802,264
3.00%, 5/15/2042 1,000,000 784,815
3.25%, 5/15/2042 2,000,000 1,626,780
2.75%, 8/15/2042 1,000,000 751,284
3.38%, 8/15/2042 1,473,000 1,215,891
2.75%, 11/15/2042 (b) 1,500,000 1,121,014
4.00%, 11/15/2042 3,000,000 2,699,327
3.13%, 2/15/2043 1,750,000 1,382,380
3.88%, 2/15/2043 3,000,000 2,646,983
2.88%, 5/15/2043 2,850,000 2,158,634
4.38%, 8/15/2043 1,000,000 940,922

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 77
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Bonds
3.63%, 2/15/2044 3,500,000 2,953,179
3.38%, 5/15/2044 4,000,000 3,241,869
3.13%, 8/15/2044 3,700,000 2,873,504
3.00%, 11/15/2044 5,500,000 4,174,164
2.50%, 2/15/2045 3,500,000 2,428,381
3.00%, 5/15/2045 5,500,000 4,155,634
2.88%, 8/15/2045 3,300,000 2,433,973
2.50%, 2/15/2046 2,500,000 1,709,598
2.50%, 5/15/2046 3,000,000 2,042,814
2.88%, 11/15/2046 3,000,000 2,179,500
3.00%, 2/15/2047 2,000,000 1,482,007
3.00%, 5/15/2047 2,000,000 1,477,989
2.75%, 8/15/2047 2,500,000 1,758,157
2.75%, 11/15/2047 3,200,000 2,245,386
3.00%, 2/15/2048 3,000,000 2,200,654
3.13%, 5/15/2048 2,000,000 1,498,130
3.00%, 8/15/2048 3,000,000 2,191,053
3.38%, 11/15/2048 4,000,000 3,124,106
3.00%, 2/15/2049 3,000,000 2,182,625
2.88%, 5/15/2049 3,500,000 2,481,047
2.25%, 8/15/2049 3,000,000 1,857,409
2.38%, 11/15/2049 800,000 508,346
2.00%, 2/15/2050 4,500,000 2,613,013
1.25%, 5/15/2050 (b) 2,700,000 1,280,029
1.38%, 8/15/2050 5,000,000 2,438,101
1.63%, 11/15/2050 6,800,000 3,545,554
1.88%, 2/15/2051 6,400,000 3,558,960
2.38%, 5/15/2051 6,500,000 4,087,298
2.00%, 8/15/2051 7,200,000 4,114,150
1.88%, 11/15/2051 7,100,000 3,915,947
2.25%, 2/15/2052 6,000,000 3,637,441
2.88%, 5/15/2052 5,500,000 3,846,324
3.00%, 8/15/2052 5,200,000 3,730,825
4.00%, 11/15/2052 4,800,000 4,181,321
3.63%, 2/15/2053 5,100,000 4,143,702
3.63%, 5/15/2053 5,200,000 4,227,091
4.13%, 8/15/2053 5,000,000 4,453,219
4.75%, 11/15/2053 2,000,000 1,978,588
4.25%, 2/15/2054 11,000,000 10,034,753
4.63%, 5/15/2054 4,700,000 4,566,509
4.25%, 8/15/2054 3,000,000 2,739,602
U.S. Treasury Notes
0.38%, 11/30/2025 (b) 6,200,000 5,987,082
2.88%, 11/30/2025 2,000,000 1,975,426
4.00%, 12/15/2025 (b) 4,000,000 3,993,231
3.88%, 1/15/2026 (b) 6,000,000 5,979,994
0.38%, 1/31/2026 7,000,000 6,716,576
2.63%, 1/31/2026 4,000,000 3,932,264
1.63%, 2/15/2026 (b) 8,500,000 8,257,129
4.00%, 2/15/2026 7,000,000 6,981,554
0.50%, 2/28/2026 2,000,000 1,916,138
4.63%, 3/15/2026 10,000,000 10,043,220
0.75%, 3/31/2026 (b) 4,000,000 3,831,356
3.75%, 4/15/2026 5,500,000 5,465,143
0.75%, 4/30/2026 5,000,000 4,775,741
4.88%, 4/30/2026 7,000,000 7,054,366
1.63%, 5/15/2026 2,000,000 1,930,380
3.63%, 5/15/2026 9,000,000 8,925,777
0.75%, 5/31/2026 3,000,000 2,857,256
0.88%, 6/30/2026 (b) 6,000,000 5,708,919
4.50%, 7/15/2026 6,000,000 6,021,601
0.63%, 7/31/2026 2,000,000 1,890,093
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.50%, 8/15/2026 4,700,000 4,499,199
4.38%, 8/15/2026 6,000,000 6,011,089
0.75%, 8/31/2026 (b) 5,000,000 4,721,746
1.38%, 8/31/2026 4,500,000 4,294,397
4.63%, 9/15/2026 (b) 7,000,000 7,041,693
0.88%, 9/30/2026 (b) 8,000,000 7,549,530
1.63%, 9/30/2026 (b) 7,000,000 6,694,163
1.13%, 10/31/2026 (b) 8,000,000 7,562,709
1.63%, 10/31/2026 (b) 8,000,000 7,634,587
4.63%, 11/15/2026 4,000,000 4,026,067
1.25%, 11/30/2026 2,000,000 1,890,847
4.25%, 11/30/2026 (b) 6,000,000 5,998,807
4.38%, 12/15/2026 10,000,000 10,022,658
1.25%, 12/31/2026 (b) 6,000,000 5,658,991
4.25%, 12/31/2026 13,593,000 13,594,117
4.00%, 1/15/2027 (b) 8,000,000 7,960,669
2.25%, 2/15/2027 1,200,000 1,151,587
4.13%, 2/15/2027 (b) 10,000,000 9,972,748
1.88%, 2/28/2027 2,500,000 2,378,243
2.50%, 3/31/2027 2,500,000 2,407,257
4.50%, 4/15/2027 5,000,000 5,025,082
2.75%, 4/30/2027 3,500,000 3,383,708
2.38%, 5/15/2027 5,700,000 5,458,738
0.50%, 5/31/2027 1,000,000 914,352
2.63%, 5/31/2027 3,000,000 2,888,026
4.63%, 6/15/2027 3,000,000 3,025,149
0.50%, 6/30/2027 5,000,000 4,558,691
4.38%, 7/15/2027 5,000,000 5,012,830
2.75%, 7/31/2027 3,000,000 2,889,219
2.25%, 8/15/2027 (b) 5,300,000 5,037,835
3.75%, 8/15/2027 15,000,000 14,809,427
0.50%, 8/31/2027 8,000,000 7,248,017
3.13%, 8/31/2027 3,000,000 2,913,606
3.38%, 9/15/2027 15,000,000 14,658,295
4.13%, 9/30/2027 4,000,000 3,984,204
0.50%, 10/31/2027 3,000,000 2,700,330
4.13%, 10/31/2027 (b) 2,000,000 1,992,109
2.25%, 11/15/2027 5,390,000 5,096,065
4.13%, 11/15/2027 2,000,000 1,991,175
0.63%, 11/30/2027 8,500,000 7,655,613
3.88%, 11/30/2027 3,000,000 2,966,141
3.88%, 12/31/2027 4,500,000 4,448,349
0.75%, 1/31/2028 4,000,000 3,594,065
3.50%, 1/31/2028 4,000,000 3,908,308
2.75%, 2/15/2028 8,000,000 7,638,794
1.13%, 2/29/2028 3,000,000 2,721,218
4.00%, 2/29/2028 2,500,000 2,477,268
1.25%, 3/31/2028 1,500,000 1,362,310
3.63%, 3/31/2028 1,000,000 979,423
1.25%, 4/30/2028 5,000,000 4,529,708
3.50%, 4/30/2028 2,500,000 2,436,937
2.88%, 5/15/2028 7,000,000 6,686,425
1.25%, 5/31/2028 4,000,000 3,612,518
3.63%, 5/31/2028 5,500,000 5,379,529
1.25%, 6/30/2028 4,000,000 3,604,083
4.00%, 6/30/2028 (b) 4,200,000 4,156,574
1.00%, 7/31/2028 4,000,000 3,560,956
4.13%, 7/31/2028 3,000,000 2,979,296
2.88%, 8/15/2028 5,500,000 5,231,928
1.13%, 8/31/2028 4,000,000 3,567,676
4.38%, 8/31/2028 4,000,000 4,003,179
1.25%, 9/30/2028 4,500,000 4,021,724

78 - Statement of Investments - December 31, 2024 - NVIT Bond Index Fund
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
4.63%, 9/30/2028 10,000,000 10,093,505
1.38%, 10/31/2028 7,000,000 6,269,689
4.88%, 10/31/2028 (b) 6,000,000 6,107,905
3.13%, 11/15/2028 5,000,000 4,784,429
1.50%, 11/30/2028 3,000,000 2,694,394
4.38%, 11/30/2028 3,000,000 3,001,214
1.38%, 12/31/2028 (b) 5,000,000 4,458,622
3.75%, 12/31/2028 3,000,000 2,932,654
1.75%, 1/31/2029 2,000,000 1,806,028
4.00%, 1/31/2029 4,000,000 3,945,208
2.63%, 2/15/2029 7,772,000 7,266,281
1.88%, 2/28/2029 4,000,000 3,622,838
2.38%, 3/31/2029 5,000,000 4,614,490
4.13%, 3/31/2029 3,000,000 2,970,507
2.88%, 4/30/2029 5,000,000 4,706,293
4.63%, 4/30/2029 6,000,000 6,057,504
2.38%, 5/15/2029 5,700,000 5,254,058
2.75%, 5/31/2029 3,500,000 3,272,389
4.50%, 5/31/2029 (b) 4,000,000 4,019,114
3.25%, 6/30/2029 11,000,000 10,496,498
4.25%, 6/30/2029 5,000,000 4,972,322
2.63%, 7/31/2029 (b) 9,500,000 8,813,529
4.00%, 7/31/2029 3,000,000 2,952,451
1.63%, 8/15/2029 (b) 3,000,000 2,662,624
3.13%, 8/31/2029 4,000,000 3,788,774
3.88%, 9/30/2029 3,500,000 3,423,874
4.00%, 10/31/2029 (b) 5,500,000 5,407,439
1.75%, 11/15/2029 4,000,000 3,547,341
3.88%, 11/30/2029 3,000,000 2,932,633
4.13%, 11/30/2029 (b) 3,000,000 2,965,916
3.88%, 12/31/2029 3,000,000 2,930,871
4.38%, 12/31/2029 2,678,000 2,676,655
3.50%, 1/31/2030 3,000,000 2,878,130
1.50%, 2/15/2030 4,700,000 4,081,081
4.00%, 2/28/2030 3,700,000 3,631,502
3.63%, 3/31/2030 2,800,000 2,698,501
3.50%, 4/30/2030 4,000,000 3,827,808
0.63%, 5/15/2030 7,300,000 5,989,912
3.75%, 5/31/2030 2,500,000 2,419,723
3.75%, 6/30/2030 3,000,000 2,902,141
4.00%, 7/31/2030 3,000,000 2,937,061
0.63%, 8/15/2030 7,000,000 5,684,661
4.13%, 8/31/2030 3,000,000 2,953,816
4.63%, 9/30/2030 2,500,000 2,523,232
4.88%, 10/31/2030 2,000,000 2,044,131
0.88%, 11/15/2030 (b) 8,400,000 6,872,750
4.38%, 11/30/2030 3,000,000 2,989,078
3.75%, 12/31/2030 3,000,000 2,890,394
4.00%, 1/31/2031 2,000,000 1,951,298
1.13%, 2/15/2031 9,000,000 7,427,228
4.25%, 2/28/2031 3,000,000 2,965,962
4.13%, 3/31/2031 4,000,000 3,926,472
4.63%, 4/30/2031 3,000,000 3,025,353
1.63%, 5/15/2031 5,500,000 4,639,995
4.63%, 5/31/2031 3,000,000 3,024,636
4.25%, 6/30/2031 (b) 4,000,000 3,949,701
4.13%, 7/31/2031 3,500,000 3,430,267
1.25%, 8/15/2031 9,500,000 7,752,782
3.63%, 9/30/2031 6,000,000 5,701,563
1.38%, 11/15/2031 7,500,000 6,128,718
4.13%, 11/30/2031 11,000,000 10,765,148
4.50%, 12/31/2031 1,313,000 1,314,093
U.S. Treasury Obligations
Principal
Amount ($) Value ($)
U.S. Treasury Notes
1.88%, 2/15/2032 7,100,000 5,971,746
2.88%, 5/15/2032 8,800,000 7,903,300
2.75%, 8/15/2032 8,200,000 7,271,999
4.13%, 11/15/2032 4,900,000 4,779,062
3.50%, 2/15/2033 8,700,000 8,093,550
3.38%, 5/15/2033 7,500,000 6,892,331
3.88%, 8/15/2033 9,200,000 8,755,818
4.50%, 11/15/2033 9,000,000 8,959,260
4.00%, 2/15/2034 10,000,000 9,573,591
4.38%, 5/15/2034 9,500,000 9,353,975
3.88%, 8/15/2034 (b) 15,000,000 14,183,074
4.25%, 11/15/2034 2,500,000 2,434,842
Total U.S. Treasury Obligations
(cost $1,061,051,628)
973,357,411
Repurchase Agreements 5.1%
Bank of America NA
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $13,503,338,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
2/1/2047 - 1/1/2048;
total market value
$13,770,000. (h)(i) 13,500,000 13,500,000
BofA Securities, Inc.
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $21,005,192,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 5.70%, maturing
8/16/2046 - 7/20/2072;
total market value
$21,420,000. (h)(i) 21,000,000 21,000,000
Cantor Fitzgerald & Co.
4.65%, dated 12/26/2024,
due 1/2/2025, repurchase
price $20,018,084,
collateralized by U.S.
Government Agency
Securities, ranging from
1.19% - 8.00%, maturing
8/20/2027 - 10/20/2074;
total market value
$20,400,000. (h)(i) 20,000,000 20,000,000

NVIT Bond Index Fund - December 31, 2024 - Statement of Investments - 79
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $6,001,507,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 9.00%, maturing
2/1/2025 - 8/20/2074;
total market value
$6,120,000. (h)(i) 6,000,000 6,000,000
Cantor Fitzgerald & Co.
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $15,423,614,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $15,728,137. (h)(i) 15,419,742 15,419,742
MetLife, Inc.
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $30,007,417,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $30,616,029. (h)(i) 30,000,000 30,000,000
Pershing LLC
4.38%, dated 12/31/2024,
due 1/2/2025, repurchase
price $9,002,190,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 1/1/2025
- 11/20/2074; total market
value $9,180,000. (h)(i) 9,000,000 9,000,000
Total Repurchase Agreements
(cost $114,919,742)
114,919,742
Total Investments
(cost $2,549,752,434) — 104.5%
2,333,671,027
Liabilities in excess of other
assets — (4.5)% (99,456,611)
NET ASSETS — 100.0%
$ 2,234,214,416
† Amount rounds to less than 0.1%.
(a) Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest
rates and prepayments on the underlying pool of assets.  See
Note – for further information. The interest rate shown was
the current rate as of December 31, 2024.
(b) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $324,920,464, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $114,919,742 and by
$220,635,100 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 1/2/2025 –
11/15/2054, a total value of $335,554,842.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as
of December 31, 2024.
(d) Zero Coupon Security. Debt security that pays no cash
income but is sold at substantial discount from its value at maturity.
(e) Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate as of December 31, 2024.
(f) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2024
was $3,983,067 which represents 0.18% of net assets.
(g) Investment in affiliate.
(h) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$114,919,742.
(i) Please refer to Note 2 for additional information on the joint repurchase agreement.
ACES Alternative Credit Enhancement Services
FHLB Federal Home Loan Bank
FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
RB Revenue Bond
REIT Real Estate Investment Trust
REMICS Real Estate Mortgage Investment Conduits
SOFR Secured Overnight Financing Rate
TBA To Be Announced; Security is subject to delayed
delivery
UMBS Uniform Mortgage-Backed Securities
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

80 - Statement of Investments - December 31, 2024 - NVIT International Index Fund
Common Stocks 98 .4%
Shares Value ($)
AUSTRALIA 7 .3%
Banks 2 .2%
ANZ Group Holdings Ltd. 182,650 3,218,986
Commonwealth Bank of
Australia 101,745 9,625,586
National Australia Bank Ltd. 187,822 4,302,062
Westpac Banking Corp. 210,180 4,194,683
21,341,317
Beverages 0 .0%
†
Treasury Wine Estates Ltd. 47,126 330,482
Broadline Retail 0 .3%
Wesfarmers Ltd. 69,634 3,075,665
Capital Markets 0 .3%
ASX Ltd. 11,728 471,470
Macquarie Group Ltd. 21,880 3,004,223
3,475,693
Chemicals 0 .0%
†
Orica Ltd. 28,153 289,284
Commercial Services & Supplies 0 .1%
Brambles Ltd. 87,226 1,036,958
Consumer Staples Distribution & Retail 0 .3%
Coles Group Ltd. 83,935 981,520
Endeavour Group Ltd.(a) 94,198 244,922
Woolworths Group Ltd. 73,818 1,391,387
2,617,829
Diversified REITs 0 .1%
GPT Group (The) 111,281 301,074
Mirvac Group 226,915 263,465
Stockland 143,558 427,043
991,582
Diversified Telecommunication Services 0 .1%
Telstra Group Ltd. 248,677 616,315
Electric Utilities 0 .1%
Origin Energy Ltd. 107,338 723,964
Financial Services 0 .0%
†
Washington H Soul Pattinson
& Co. Ltd.(a) 15,599 329,644
Gas Utilities 0 .0%
†
APA Group 74,725 322,110
Health Care Equipment & Supplies 0 .1%
Cochlear Ltd. 3,836 687,150
Health Care Providers & Services 0 .1%
Ramsay Health Care Ltd. 12,181 260,443
Sonic Healthcare Ltd. 27,531 459,375
719,818
Health Care Technology 0 .0%
†
Pro Medicus Ltd. 3,455 532,746
Hotels, Restaurants & Leisure 0 .2%
Aristocrat Leisure Ltd. 34,229 1,445,441
Lottery Corp. Ltd. (The) 132,618 404,837
1,850,278
Industrial REITs 0 .2%
Goodman Group 103,962 2,294,371
Insurance 0 .3%
Insurance Australia Group
Ltd. 148,070 775,862
Medibank Pvt Ltd. 162,316 380,187
QBE Insurance Group Ltd. 90,450 1,076,007
Common Stocks
Shares Value ($)
AUSTRALIA
Insurance
Suncorp Group Ltd. 79,870 937,412
3,169,468
Interactive Media & Services 0 .1%
CAR Group Ltd. 21,977 488,453
REA Group Ltd.(a) 3,198 460,080
SEEK Ltd. 20,793 289,520
1,238,053
Metals & Mining 1 .9%
BHP Group Ltd. 308,564 7,530,642
BlueScope Steel Ltd. 25,770 297,268
Fortescue Ltd.(a) 102,022 1,144,614
Glencore plc 637,519 2,803,090
Mineral Resources Ltd. 11,671 247,602
Northern Star Resources Ltd. 67,606 648,744
Rio Tinto Ltd. 22,432 1,631,452
Rio Tinto plc 68,946 4,058,409
South32 Ltd. 280,286 591,542
18,953,363
Oil, Gas & Consumable Fuels 0 .3%
Santos Ltd. 191,817 797,165
Woodside Energy Group Ltd.
(a) 114,738 1,774,596
2,571,761
Passenger Airlines 0 .0%
†
Qantas Airways Ltd.* 44,399 245,964
Professional Services 0 .1%
Computershare Ltd. 32,852 689,299
Retail REITs 0 .1%
Scentre Group 323,245 687,285
Vicinity Ltd. 221,834 288,718
976,003
Software 0 .1%
WiseTech Global Ltd. 11,084 820,206
Trading Companies & Distributors 0 .1%
Reece Ltd.(a) 14,655 202,274
SGH Ltd. 11,946 339,989
542,263
Transportation Infrastructure 0 .2%
Transurban Group 187,543 1,551,731
71,993,317
AUSTRIA 0 .2%
Banks 0 .1%
Erste Group Bank AG 20,178 1,246,715
Electric Utilities 0 .0%
†
Verbund AG 4,527 328,203
Oil, Gas & Consumable Fuels 0 .0%
†
OMV AG 8,546 330,257
Paper & Forest Products 0 .1%
Mondi plc 25,963 385,815
2,290,990
BELGIUM 0 .8%
Banks 0 .1%
KBC Group NV 14,374 1,106,595
Beverages 0 .3%
Anheuser-Busch InBev SA/
NV 54,300 2,716,962

NVIT International Index Fund - December 31, 2024 - Statement of Investments - 81
Common Stocks
Shares Value ($)
BELGIUM
Chemicals 0 .0%
†
Syensqo SA 4,255 311,437
Distributors 0 .0%
†
D'ieteren Group 1,194 198,766
Electric Utilities 0 .0%
†
Elia Group SA/NV(a) 1,955 150,271
Financial Services 0 .1%
Groupe Bruxelles Lambert
NV 4,800 328,133
Sofina SA(a) 959 216,977
545,110
Food Products 0 .0%
†
Lotus Bakeries NV(a) 27 301,521
Industrial REITs 0 .0%
†
Warehouses De Pauw CVA 11,352 223,480
Insurance 0 .1%
Ageas SA/NV 9,626 467,683
Pharmaceuticals 0 .2%
UCB SA 7,640 1,516,197
7,538,022
BRAZIL 0 .0%
†
Chemicals 0 .0%
†
Yara International ASA 11,014 291,184
BURKINA FASO 0 .0%
†
Metals & Mining 0 .0%
†
Endeavour Mining plc 11,239 201,077
CHILE 0 .1%
Metals & Mining 0 .1%
Antofagasta plc 23,799 471,028
CHINA 0 .5%
Banks 0 .1%
BOC Hong Kong Holdings
Ltd. 230,000 738,886
Broadline Retail 0 .3%
Prosus NV 83,846 3,325,170
Food Products 0 .0%
†
Wilmar International Ltd. 127,694 289,574
Machinery 0 .1%
Yangzijiang Shipbuilding
Holdings Ltd. 161,800 354,470
Marine Transportation 0 .0%
†
SITC International Holdings
Co. Ltd. 89,000 236,972
Real Estate Management & Development 0 .0%
†
Wharf Holdings Ltd. (The)(a) 71,708 201,730
5,146,802
DENMARK 2 .9%
Air Freight & Logistics 0 .3%
DSV A/S 12,557 2,658,554
Banks 0 .1%
Danske Bank A/S 41,458 1,172,944
Beverages 0 .1%
Carlsberg A/S, Class B 5,853 560,684
Common Stocks
Shares Value ($)
DENMARK
Biotechnology 0 .1%
Genmab A/S* 3,697 770,373
Zealand Pharma A/S, Class
A* 3,750 372,555
1,142,928
Building Products 0 .0%
†
ROCKWOOL A/S, Class B 578 204,855
Chemicals 0 .1%
Novonesis (Novozymes) B,
Class B 21,216 1,197,309
Electrical Equipment 0 .1%
Vestas Wind Systems A/S* 60,034 822,302
Health Care Equipment & Supplies 0 .1%
Coloplast A/S, Class B 7,898 864,796
Demant A/S* 4,782 176,356
1,041,152
Independent Power and Renewable Electricity Producers
0 .1%
Orsted A/S Reg. S*(b) 10,531 475,898
Insurance 0 .0%
†
Tryg A/S 20,285 427,727
Marine Transportation 0 .1%
AP Moller - Maersk A/S,
Class A 164 263,425
AP Moller - Maersk A/S,
Class B 273 452,120
715,545
Pharmaceuticals 1 .7%
Novo Nordisk A/S, Class B 195,797 16,851,707
Textiles, Apparel & Luxury Goods 0 .1%
Pandora A/S 5,121 936,719
28,208,324
FINLAND 1 .0%
Banks 0 .2%
Nordea Bank Abp 195,162 2,115,418
Communications Equipment 0 .2%
Nokia OYJ 321,899 1,422,211
Consumer Staples Distribution & Retail 0 .0%
†
Kesko OYJ, Class B(a) 15,650 294,951
Diversified Telecommunication Services 0 .1%
Elisa OYJ 8,334 360,553
Electric Utilities 0 .1%
Fortum OYJ(a) 26,503 371,020
Insurance 0 .1%
Sampo OYJ, Class A 29,823 1,219,494
Machinery 0 .2%
Kone OYJ, Class B 21,286 1,035,124
Metso Oyj(a) 35,667 334,249
Wartsila OYJ Abp 30,736 543,729
1,913,102
Oil, Gas & Consumable Fuels 0 .0%
†
Neste OYJ(a) 24,696 311,804
Paper & Forest Products 0 .1%
Stora Enso OYJ, Class R(a) 33,566 339,759

82 - Statement of Investments - December 31, 2024 - NVIT International Index Fund
Common Stocks
Shares Value ($)
FINLAND
Paper & Forest Products
UPM-Kymmene OYJ 33,425 919,363
1,259,122
Pharmaceuticals 0 .0%
†
Orion OYJ, Class B 6,118 271,000
9,538,675
FRANCE 9 .1%
Aerospace & Defense 1 .2%
Airbus SE 36,208 5,770,890
Dassault Aviation SA 1,216 247,630
Safran SA 22,171 4,843,171
Thales SA 5,470 780,439
11,642,130
Automobile Components 0 .1%
Cie Generale des
Etablissements Michelin
SCA 40,303 1,323,408
Automobiles 0 .1%
Renault SA 11,591 561,606
Banks 0 .6%
BNP Paribas SA 62,317 3,816,517
Credit Agricole SA 62,931 866,410
Societe Generale SA 43,227 1,210,311
5,893,238
Beverages 0 .1%
Pernod Ricard SA 12,246 1,369,623
Building Products 0 .3%
Cie de Saint-Gobain SA 27,850 2,451,513
Capital Markets 0 .0%
†
Amundi SA Reg. S(b) 4,050 267,082
Chemicals 0 .6%
Air Liquide SA 35,241 5,697,508
Arkema SA 3,712 283,064
5,980,572
Construction & Engineering 0 .4%
Bouygues SA 12,601 372,007
Eiffage SA 4,318 378,979
Vinci SA 30,228 3,102,311
3,853,297
Consumer Staples Distribution & Retail 0 .0%
†
Carrefour SA 32,710 465,241
Diversified REITs 0 .0%
†
Covivio SA 3,193 161,332
Diversified Telecommunication Services 0 .1%
Orange SA 111,930 1,112,571
Electrical Equipment 0 .2%
Legrand SA 15,847 1,533,607
Entertainment 0 .0%
†
Bollore SE 47,406 290,888
Financial Services 0 .1%
Edenred SE 14,956 488,577
Eurazeo SE 2,603 192,474
681,051
Food Products 0 .3%
Danone SA 39,011 2,624,836
Health Care Equipment & Supplies 0 .5%
BioMerieux 2,754 294,419
Common Stocks
Shares Value ($)
FRANCE
Health Care Equipment & Supplies
EssilorLuxottica SA 17,963 4,364,992
4,659,411
Hotels, Restaurants & Leisure 0 .1%
Accor SA 11,833 573,063
La Francaise des Jeux SACA
Reg. S(b) 6,545 251,415
Sodexo SA 5,281 435,125
1,259,603
Household Durables 0 .0%
†
SEB SA 1,404 126,515
Insurance 0 .4%
AXA SA 107,822 3,833,637
IT Services 0 .2%
Capgemini SE 9,387 1,531,267
Life Sciences Tools & Services 0 .0%
†
Sartorius Stedim Biotech 1,679 327,433
Machinery 0 .0%
†
Alstom SA*(a) 20,705 462,494
Media 0 .2%
Publicis Groupe SA 13,831 1,465,267
Multi-Utilities 0 .3%
Engie SA 110,369 1,749,567
Veolia Environnement SA 42,352 1,185,213
2,934,780
Office REITs 0 .0%
†
Gecina SA 2,921 273,754
Oil, Gas & Consumable Fuels 0 .7%
TotalEnergies SE 131,320 7,297,309
Personal Care Products 0 .5%
L'Oreal SA 14,650 5,172,293
Pharmaceuticals 0 .0%
†
Ipsen SA 2,508 286,798
Professional Services 0 .1%
Bureau Veritas SA 19,399 589,634
Teleperformance SE 3,086 264,685
854,319
Retail REITs 0 .1%
Klepierre SA 12,598 362,845
Unibail-Rodamco-Westfield 7,235 542,885
905,730
Software 0 .1%
Dassault Systemes SE 40,439 1,397,741
Textiles, Apparel & Luxury Goods 1 .7%
Hermes International SCA 1,914 4,566,402
Kering SA 4,448 1,090,114
LVMH Moet Hennessy Louis
Vuitton SE 16,723 10,934,991
16,591,507
Trading Companies & Distributors 0 .0%
†
Rexel SA 13,113 331,018
Transportation Infrastructure 0 .1%
Aeroports de Paris SA 2,277 261,871
Getlink SE 20,201 321,597
583,468
90,506,339

NVIT International Index Fund - December 31, 2024 - Statement of Investments - 83
Common Stocks
Shares Value ($)
GERMANY 9 .1%
Aerospace & Defense 0 .3%
MTU Aero Engines AG 3,224 1,075,061
Rheinmetall AG 2,632 1,675,359
2,750,420
Air Freight & Logistics 0 .2%
Deutsche Post AG 61,636 2,169,775
Automobile Components 0 .1%
Continental AG 6,509 437,115
Automobiles 0 .6%
Bayerische Motoren Werke
AG 17,481 1,430,339
Bayerische Motoren Werke
AG (Preference) 3,814 286,058
Dr Ing hc F Porsche AG
(Preference)(a)(b) 6,728 406,974
Mercedes-Benz Group AG 45,253 2,521,983
Porsche Automobil Holding
SE (Preference) 8,816 331,742
Volkswagen AG (Preference) 12,879 1,188,230
6,165,326
Banks 0 .1%
Commerzbank AG 59,200 964,214
Capital Markets 0 .5%
Deutsche Bank AG
(Registered) 114,509 1,973,449
Deutsche Boerse AG 11,379 2,622,034
4,595,483
Chemicals 0 .4%
BASF SE 53,933 2,371,617
Covestro AG* 11,244 675,531
Evonik Industries AG 17,025 295,050
Symrise AG, Class A 7,864 836,099
4,178,297
Construction Materials 0 .1%
Heidelberg Materials AG 8,156 1,007,620
Diversified Telecommunication Services 0 .6%
Deutsche Telekom AG
(Registered) 212,523 6,360,213
Electrical Equipment 0 .2%
Siemens Energy AG* 39,046 2,037,449
Entertainment 0 .0%
†
CTS Eventim AG & Co.
KGaA(a) 3,563 301,225
Health Care Equipment & Supplies 0 .1%
Carl Zeiss Meditec AG(a) 2,277 107,261
Siemens Healthineers AG
Reg. S(b) 17,634 934,964
1,042,225
Health Care Providers & Services 0 .2%
Fresenius Medical Care AG 12,492 568,782
Fresenius SE & Co. KGaA* 25,036 869,613
1,438,395
Household Products 0 .1%
Henkel AG & Co. KGaA 6,225 479,507
Henkel AG & Co. KGaA
(Preference) 10,600 930,468
1,409,975
Common Stocks
Shares Value ($)
GERMANY
Independent Power and Renewable Electricity Producers
0 .1%
RWE AG 38,115 1,138,074
Industrial Conglomerates 0 .9%
Siemens AG (Registered) 46,204 9,022,809
Insurance 1 .3%
Allianz SE (Registered) 23,831 7,302,851
Hannover Rueck SE 3,776 944,132
Muenchener
Rueckversicherungs-
Gesellschaft AG in
Muenchen (Registered) 8,176 4,112,593
Talanx AG 4,280 364,217
12,723,793
Interactive Media & Services 0 .0%
†
Scout24 SE Reg. S(b) 4,416 389,243
IT Services 0 .0%
†
Bechtle AG(a) 5,179 166,820
Life Sciences Tools & Services 0 .0%
†
Sartorius AG (Preference)(a) 1,519 338,576
Machinery 0 .2%
Daimler Truck Holding AG 29,603 1,129,915
GEA Group AG 9,269 459,162
Knorr-Bremse AG 4,168 303,752
Rational AG 340 289,743
2,182,572
Multi-Utilities 0 .2%
E.ON SE 135,668 1,579,686
Passenger Airlines 0 .0%
†
Deutsche Lufthansa AG
(Registered)(a) 39,778 254,040
Personal Care Products 0 .1%
Beiersdorf AG(a) 6,200 796,053
Pharmaceuticals 0 .2%
Bayer AG (Registered) 59,090 1,181,901
Merck KGaA 7,760 1,124,384
2,306,285
Real Estate Management & Development 0 .2%
LEG Immobilien SE 4,370 370,266
Vonovia SE 44,751 1,358,142
1,728,408
Semiconductors & Semiconductor Equipment 0 .3%
Infineon Technologies AG 80,358 2,610,111
Software 1 .6%
Nemetschek SE 3,358 325,192
SAP SE 63,484 15,536,641
15,861,833
Specialty Retail 0 .1%
Zalando SE Reg. S*(b) 13,171 441,763
Textiles, Apparel & Luxury Goods 0 .3%
adidas AG 9,789 2,403,874
Puma SE 7,019 321,080
2,724,954
Trading Companies & Distributors 0 .1%
Brenntag SE 7,809 468,174
89,590,926

84 - Statement of Investments - December 31, 2024 - NVIT International Index Fund
Common Stocks
Shares Value ($)
HONG KONG 1 .8%
Banks 0 .1%
Hang Seng Bank Ltd.(a) 45,500 559,798
Capital Markets 0 .3%
Futu Holdings Ltd., ADR 3,578 286,204
Hong Kong Exchanges &
Clearing Ltd. 75,100 2,850,974
3,137,178
Diversified Telecommunication Services 0 .0%
†
HKT Trust & HKT Ltd. 251,220 310,530
Electric Utilities 0 .2%
CK Infrastructure Holdings
Ltd. 39,000 289,987
CLP Holdings Ltd. 97,000 815,562
Power Assets Holdings Ltd. 84,000 586,675
1,692,224
Food Products 0 .0%
†
WH Group Ltd. Reg. S(b) 493,045 382,332
Gas Utilities 0 .1%
Hong Kong & China Gas Co.
Ltd. 678,266 542,337
Ground Transportation 0 .0%
†
MTR Corp. Ltd. 89,000 310,559
Industrial Conglomerates 0 .1%
Jardine Matheson Holdings
Ltd. 9,400 384,708
Swire Pacific Ltd., Class A 27,500 249,587
634,295
Insurance 0 .6%
AIA Group Ltd. 660,600 4,778,734
Prudential plc 162,712 1,297,203
6,075,937
Machinery 0 .1%
Techtronic Industries Co. Ltd. 82,000 1,080,974
Real Estate Management & Development 0 .2%
CK Asset Holdings Ltd. 115,516 474,486
Henderson Land
Development Co. Ltd. 93,775 284,301
Hongkong Land Holdings
Ltd. 62,500 277,917
Sino Land Co. Ltd. 259,000 261,258
Sun Hung Kai Properties Ltd. 85,000 817,019
Wharf Real Estate
Investment Co. Ltd. 111,500 285,174
2,400,155
Retail REITs 0 .1%
Link REIT 157,940 668,043
17,794,362
IRELAND 0 .4%
Banks 0 .1%
AIB Group plc 111,532 615,534
Bank of Ireland Group plc 62,097 566,244
1,181,778
Building Products 0 .1%
Kingspan Group plc 9,619 699,640
Food Products 0 .1%
Kerry Group plc, Class A 9,072 874,620
Common Stocks
Shares Value ($)
IRELAND
Trading Companies & Distributors 0 .1%
AerCap Holdings NV 11,667 1,116,532
3,872,570
ISRAEL 0 .8%
Aerospace & Defense 0 .0%
†
Elbit Systems Ltd. 1,671 437,963
Banks 0 .3%
Bank Hapoalim BM 74,820 904,201
Bank Leumi Le-Israel BM 90,037 1,070,696
Israel Discount Bank Ltd.,
Class A 77,468 530,097
Mizrahi Tefahot Bank Ltd. 9,709 420,180
2,925,174
Broadline Retail 0 .0%
†
Global-e Online Ltd.* 5,707 311,203
Chemicals 0 .0%
†
ICL Group Ltd. 45,413 224,652
IT Services 0 .1%
Wix.com Ltd.* 3,283 704,368
Pharmaceuticals 0 .2%
Teva Pharmaceutical
Industries Ltd., ADR* 70,372 1,550,999
Real Estate Management & Development 0 .0%
†
Azrieli Group Ltd. 2,658 219,563
Software 0 .2%
Check Point Software
Technologies Ltd.* 5,510 1,028,717
Nice Ltd.* 3,659 623,155
1,651,872
8,025,794
ITALY 2 .6%
Aerospace & Defense 0 .1%
Leonardo SpA 25,023 673,493
Automobiles 0 .3%
Ferrari NV 7,617 3,268,009
Banks 0 .9%
Banco BPM SpA 78,465 634,620
BPER Banca SpA 62,320 395,767
FinecoBank Banca Fineco
SpA 37,339 652,465
Intesa Sanpaolo SpA 883,830 3,534,973
Mediobanca Banca di
Credito Finanziario SpA 29,766 433,710
UniCredit SpA 89,027 3,554,360
9,205,895
Beverages 0 .1%
Coca-Cola HBC AG 13,060 445,821
Davide Campari-Milano
NV(a) 40,448 253,992
699,813
Diversified Telecommunication Services 0 .1%
Infrastrutture Wireless
Italiane SpA Reg. S(b) 22,343 227,105
Telecom Italia SpA*(a) 665,687 169,971
397,076
Electric Utilities 0 .4%
Enel SpA 491,480 3,515,507

NVIT International Index Fund - December 31, 2024 - Statement of Investments - 85
Common Stocks
Shares Value ($)
ITALY
Electric Utilities
Terna - Rete Elettrica
Nazionale 87,328 689,658
4,205,165
Electrical Equipment 0 .1%
Prysmian SpA 17,189 1,102,763
Financial Services 0 .0%
†
Nexi SpA Reg. S*(a)(b) 30,194 168,297
Gas Utilities 0 .1%
Snam SpA(a) 122,839 543,365
Health Care Equipment & Supplies 0 .0%
†
DiaSorin SpA 1,308 134,832
Health Care Providers & Services 0 .0%
†
Amplifon SpA(a) 8,278 212,403
Insurance 0 .2%
Generali 56,902 1,608,027
Poste Italiane SpA Reg. S(b) 26,839 378,520
Unipol Gruppo SpA 24,712 307,759
2,294,306
Oil, Gas & Consumable Fuels 0 .2%
Eni SpA 140,397 1,917,769
Pharmaceuticals 0 .0%
†
Recordati Industria Chimica
e Farmaceutica SpA 6,036 316,224
Textiles, Apparel & Luxury Goods 0 .1%
Moncler SpA 13,597 722,196
25,861,606
JAPAN 22 .7%
Air Freight & Logistics 0 .0%
†
SG Holdings Co. Ltd. 21,300 203,107
Automobile Components 0 .4%
Aisin Corp. 30,400 339,546
Bridgestone Corp.(a) 34,400 1,156,504
Denso Corp.(a) 114,300 1,585,858
Sumitomo Electric Industries
Ltd. 42,100 751,029
3,832,937
Automobiles 1 .8%
Honda Motor Co. Ltd. 271,200 2,550,061
Isuzu Motors Ltd. 35,300 478,369
Nissan Motor Co. Ltd. 137,000 411,895
Subaru Corp. 36,700 646,716
Suzuki Motor Corp. 98,000 1,111,697
Toyota Motor Corp.(a) 624,170 12,303,802
Yamaha Motor Co. Ltd.(a) 55,900 491,670
17,994,210
Banks 2 .1%
Chiba Bank Ltd. (The) 33,300 258,849
Concordia Financial Group
Ltd. 61,500 340,644
Japan Post Bank Co. Ltd. 90,500 859,931
Mitsubishi UFJ Financial
Group, Inc. 675,267 7,919,130
Mizuho Financial Group, Inc. 147,851 3,607,220
Resona Holdings, Inc. 125,000 909,626
Shizuoka Financial Group,
Inc. 28,700 232,234
Common Stocks
Shares Value ($)
JAPAN
Banks
Sumitomo Mitsui Financial
Group, Inc. 227,359 5,475,051
Sumitomo Mitsui Trust
Group, Inc. 38,680 907,945
20,510,630
Beverages 0 .2%
Asahi Group Holdings Ltd. 90,500 948,442
Kirin Holdings Co. Ltd.(a) 47,900 621,619
Suntory Beverage & Food
Ltd.(a) 9,200 292,028
1,862,089
Broadline Retail 0 .1%
Pan Pacific International
Holdings Corp. 23,100 627,037
Rakuten Group, Inc.*(a) 91,200 491,353
1,118,390
Building Products 0 .2%
AGC, Inc.(a) 11,300 329,852
Daikin Industries Ltd. 16,400 1,921,353
TOTO Ltd.(a) 9,400 225,494
2,476,699
Capital Markets 0 .3%
Daiwa Securities Group, Inc. 80,800 531,357
Japan Exchange Group, Inc. 61,700 685,711
Nomura Holdings, Inc. 179,800 1,045,589
SBI Holdings, Inc. 15,890 396,995
2,659,652
Chemicals 0 .7%
Asahi Kasei Corp. 76,100 524,166
Mitsubishi Chemical Group
Corp. 80,600 405,590
Mitsui Chemicals, Inc.(a) 11,300 246,581
Nippon Paint Holdings Co.
Ltd.(a) 55,200 358,054
Nippon Sanso Holdings
Corp. 11,500 319,364
Nitto Denko Corp. 43,700 730,761
Shin-Etsu Chemical Co. Ltd. 108,900 3,601,305
Toray Industries, Inc. 84,100 530,473
6,716,294
Commercial Services & Supplies 0 .2%
Dai Nippon Printing Co. Ltd. 22,500 315,385
Secom Co. Ltd. 24,800 837,737
TOPPAN Holdings, Inc. 13,900 367,884
1,521,006
Construction & Engineering 0 .1%
Kajima Corp. 23,400 424,485
Obayashi Corp. 39,300 518,504
Taisei Corp.(a) 9,900 415,494
1,358,483
Consumer Staples Distribution & Retail 0 .4%
Aeon Co. Ltd.(a) 41,000 960,146
Kobe Bussan Co. Ltd. 9,800 215,406
MatsukiyoCocokara & Co. 18,900 274,974
Seven & i Holdings Co. Ltd. 133,800 2,097,425
3,547,951
Diversified Telecommunication Services 0 .2%
Nippon Telegraph &
Telephone Corp. 1,805,700 1,806,662

86 - Statement of Investments - December 31, 2024 - NVIT International Index Fund
Common Stocks
Shares Value ($)
JAPAN
Electric Utilities 0 .1%
Chubu Electric Power Co.,
Inc. 38,000 397,607
Kansai Electric Power Co.,
Inc. (The) 55,800 628,396
Tokyo Electric Power Co.
Holdings, Inc.* 87,500 260,873
1,286,876
Electrical Equipment 0 .4%
Fuji Electric Co. Ltd. 7,900 422,747
Fujikura Ltd. 15,700 641,813
Mitsubishi Electric Corp. 114,900 1,947,426
Nidec Corp. 52,300 938,725
3,950,711
Electronic Equipment, Instruments & Components 1 .0%
Keyence Corp. 11,944 4,860,045
Kyocera Corp. 80,000 792,995
Murata Manufacturing Co.
Ltd. 102,200 1,633,399
Omron Corp. 10,100 339,120
Shimadzu Corp. 13,800 387,875
TDK Corp. 117,500 1,512,348
Yokogawa Electric Corp. 12,900 274,273
9,800,055
Entertainment 0 .5%
Capcom Co. Ltd. 20,700 451,232
Konami Group Corp. 6,100 567,017
Nexon Co. Ltd.(a) 22,400 334,377
Nintendo Co. Ltd. 62,800 3,658,023
Toho Co. Ltd.(a) 7,400 287,973
5,298,622
Financial Services 0 .2%
Mitsubishi HC Capital, Inc. 53,600 355,033
ORIX Corp. 69,700 1,490,097
1,845,130
Food Products 0 .2%
Ajinomoto Co., Inc. 27,900 1,135,276
Kikkoman Corp. 40,400 446,996
MEIJI Holdings Co. Ltd. 15,560 316,286
Nissin Foods Holdings Co.
Ltd.(a) 11,400 274,685
Yakult Honsha Co. Ltd.(a) 16,900 319,833
2,493,076
Gas Utilities 0 .1%
Osaka Gas Co. Ltd. 22,000 480,930
Tokyo Gas Co. Ltd. 21,300 591,630
1,072,560
Ground Transportation 0 .3%
Central Japan Railway Co. 48,400 906,450
East Japan Railway Co.(a) 54,228 957,695
Hankyu Hanshin Holdings,
Inc. 13,300 346,007
Tokyu Corp.(a) 33,200 354,363
West Japan Railway Co. 26,300 464,501
3,029,016
Health Care Equipment & Supplies 0 .6%
Hoya Corp. 21,400 2,659,163
Olympus Corp. 70,600 1,051,555
Sysmex Corp. 31,000 568,802
Terumo Corp. 81,100 1,560,622
5,840,142
Common Stocks
Shares Value ($)
JAPAN
Health Care Technology 0 .0%
†
M3, Inc. 29,300 255,534
Hotels, Restaurants & Leisure 0 .2%
McDonald's Holdings Co.
Japan Ltd.(a) 5,126 201,181
Oriental Land Co. Ltd.(a) 65,900 1,423,248
Zensho Holdings Co. Ltd. 6,400 361,936
1,986,365
Household Durables 1 .0%
Panasonic Holdings Corp. 140,800 1,461,826
Sekisui House Ltd. 35,200 838,012
Sony Group Corp. 379,600 8,019,366
10,319,204
Household Products 0 .1%
Unicharm Corp. 69,900 574,422
Industrial Conglomerates 0 .8%
Hikari Tsushin, Inc. 1,200 261,289
Hitachi Ltd. 282,200 6,936,080
Sekisui Chemical Co. Ltd. 21,900 377,912
7,575,281
Insurance 1 .1%
Dai-ichi Life Holdings, Inc. 54,700 1,453,087
Japan Post Holdings Co. Ltd. 115,500 1,085,925
Japan Post Insurance Co.
Ltd. 12,400 226,616
MS&AD Insurance Group
Holdings, Inc. 77,723 1,699,263
Sompo Holdings, Inc. 53,850 1,425,424
T&D Holdings, Inc. 29,300 534,532
Tokio Marine Holdings, Inc. 115,000 4,118,464
10,543,311
Interactive Media & Services 0 .0%
†
LY Corp. 177,700 470,398
IT Services 0 .6%
Fujitsu Ltd. 100,100 1,758,244
NEC Corp. 14,800 1,271,421
Nomura Research Institute
Ltd. 23,315 685,891
NTT Data Group Corp. 39,200 744,426
Obic Co. Ltd. 19,800 587,463
Otsuka Corp.(a) 13,100 299,316
SCSK Corp. 9,700 203,415
TIS, Inc. 12,000 282,717
5,832,893
Leisure Products 0 .1%
Bandai Namco Holdings, Inc. 37,000 880,452
Shimano, Inc. 4,700 634,035
1,514,487
Machinery 1 .1%
Daifuku Co. Ltd. 19,000 394,059
FANUC Corp. 57,100 1,491,630
Hitachi Construction
Machinery Co. Ltd.(a) 7,800 172,287
Hoshizaki Corp.(a) 7,200 283,847
Komatsu Ltd. 53,000 1,463,994
Kubota Corp.(a) 59,000 681,794
Makita Corp. 14,000 426,377
MINEBEA MITSUMI, Inc. 21,000 337,195
Mitsubishi Heavy Industries
Ltd. 193,700 2,713,219
SMC Corp. 3,600 1,401,798

NVIT International Index Fund - December 31, 2024 - Statement of Investments - 87
Common Stocks
Shares Value ($)
JAPAN
Machinery
Toyota Industries Corp. 9,700 780,430
Yaskawa Electric Corp. 14,100 359,041
10,505,671
Marine Transportation 0 .2%
Kawasaki Kisen Kaisha Ltd.
(a) 22,500 322,402
Mitsui OSK Lines Ltd. 21,400 743,184
Nippon Yusen KK 25,800 857,751
1,923,337
Media 0 .0%
†
Dentsu Group, Inc.(a) 11,401 278,449
Metals & Mining 0 .2%
JFE Holdings, Inc. 33,800 379,520
Nippon Steel Corp. 54,944 1,103,313
Sumitomo Metal Mining Co.
Ltd. 14,300 324,788
1,807,621
Office REITs 0 .1%
Japan Real Estate
Investment Corp. 425 291,247
Nippon Building Fund, Inc. 447 347,580
638,827
Oil, Gas & Consumable Fuels 0 .2%
ENEOS Holdings, Inc. 161,639 840,013
Idemitsu Kosan Co. Ltd. 56,680 369,864
Inpex Corp.(a) 55,200 691,399
1,901,276
Passenger Airlines 0 .0%
†
ANA Holdings, Inc. 10,200 184,910
Japan Airlines Co. Ltd. 8,686 136,851
321,761
Personal Care Products 0 .2%
Kao Corp.(a) 28,000 1,131,723
Shiseido Co. Ltd. 23,700 420,894
1,552,617
Pharmaceuticals 1 .1%
Astellas Pharma, Inc. 108,500 1,052,625
Chugai Pharmaceutical Co.
Ltd. 40,600 1,786,216
Daiichi Sankyo Co. Ltd. 105,900 2,910,903
Eisai Co. Ltd. 15,100 412,588
Kyowa Kirin Co. Ltd.(a) 15,900 238,647
Ono Pharmaceutical Co. Ltd. 24,000 248,876
Otsuka Holdings Co. Ltd.(a) 26,900 1,458,322
Shionogi & Co. Ltd. 46,500 651,505
Takeda Pharmaceutical Co.
Ltd. 97,749 2,591,438
11,351,120
Professional Services 0 .6%
Recruit Holdings Co. Ltd. 85,400 5,941,849
Real Estate Management & Development 0 .4%
Daito Trust Construction Co.
Ltd. 3,400 378,083
Daiwa House Industry Co.
Ltd. 35,600 1,090,435
Hulic Co. Ltd. 30,500 263,987
Mitsubishi Estate Co. Ltd. 64,100 884,127
Mitsui Fudosan Co. Ltd. 161,300 1,282,701
Common Stocks
Shares Value ($)
JAPAN
Real Estate Management & Development
Sumitomo Realty &
Development Co. Ltd. 19,000 588,542
4,487,875
Semiconductors & Semiconductor Equipment 1 .0%
Advantest Corp. 46,300 2,643,734
Disco Corp. 5,600 1,511,553
Kokusai Electric Corp.(a) 8,200 109,066
Lasertec Corp.(a) 4,800 454,002
Renesas Electronics Corp.* 101,500 1,290,351
SCREEN Holdings Co. Ltd. 4,600 272,040
Tokyo Electron Ltd. 27,100 4,106,747
10,387,493
Software 0 .1%
Oracle Corp. Japan 2,500 239,314
Trend Micro, Inc.*(a) 7,400 398,979
638,293
Specialty Retail 0 .5%
Fast Retailing Co. Ltd.(a) 11,700 3,952,135
Nitori Holdings Co. Ltd.(a) 4,800 569,627
ZOZO, Inc. 8,400 259,471
4,781,233
Technology Hardware, Storage & Peripherals 0 .4%
Brother Industries Ltd. 15,400 260,895
Canon, Inc.(a) 56,400 1,830,540
FUJIFILM Holdings Corp. 67,600 1,402,856
Ricoh Co. Ltd. 31,600 359,627
Seiko Epson Corp. 16,300 294,054
4,147,972
Textiles, Apparel & Luxury Goods 0 .1%
Asics Corp. 42,600 829,416
Tobacco 0 .2%
Japan Tobacco, Inc.(a) 72,500 1,864,725
Trading Companies & Distributors 1 .4%
ITOCHU Corp.(a) 72,900 3,588,259
Marubeni Corp. 85,800 1,285,689
Mitsubishi Corp. 202,000 3,304,649
Mitsui & Co. Ltd. 152,500 3,164,229
MonotaRO Co. Ltd.(a) 16,700 280,665
Sumitomo Corp. 66,600 1,431,922
Toyota Tsusho Corp. 39,400 695,274
13,750,687
Wireless Telecommunication Services 0 .9%
KDDI Corp. 92,700 2,954,692
SoftBank Corp. 1,728,600 2,173,653
SoftBank Group Corp.(a) 58,500 3,360,587
8,488,932
224,895,347
JORDAN 0 .0%
†
Pharmaceuticals 0 .0%
†
Hikma Pharmaceuticals plc 10,868 270,517
LUXEMBOURG 0 .1%
Capital Markets 0 .0%
†
CVC Capital Partners plc*(b) 13,314 291,800
Life Sciences Tools & Services 0 .0%
†
Eurofins Scientific SE 7,941 405,073
Metals & Mining 0 .1%
ArcelorMittal SA 29,168 675,353
1,372,226

88 - Statement of Investments - December 31, 2024 - NVIT International Index Fund
Common Stocks
Shares Value ($)
MACAU 0 .1%
Hotels, Restaurants & Leisure 0 .1%
Galaxy Entertainment Group
Ltd. 133,000 560,349
Sands China Ltd.* 141,900 381,220
941,569
NETHERLANDS 4 .1%
Banks 0 .4%
ABN AMRO Bank NV, CVA
Reg. S(b) 27,216 419,820
ING Groep NV 199,616 3,121,343
3,541,163
Beverages 0 .2%
Heineken Holding NV 7,815 467,243
Heineken NV 17,362 1,232,780
1,700,023
Biotechnology 0 .2%
Argenx SE* 3,660 2,259,798
Capital Markets 0 .0%
†
Euronext NV Reg. S(b) 4,880 546,953
Chemicals 0 .1%
Akzo Nobel NV 10,477 629,082
Consumer Staples Distribution & Retail 0 .2%
Koninklijke Ahold Delhaize
NV 56,158 1,831,469
Diversified Telecommunication Services 0 .1%
Koninklijke KPN NV 230,689 839,569
Entertainment 0 .1%
Universal Music Group NV(a) 49,482 1,262,751
Financial Services 0 .3%
Adyen NV Reg. S*(b) 1,346 1,985,734
EXOR NV 6,100 557,152
2,542,886
Food Products 0 .0%
†
JDE Peet's NV(a) 7,702 131,587
Health Care Equipment & Supplies 0 .1%
Koninklijke Philips NV* 48,204 1,223,197
Insurance 0 .2%
Aegon Ltd. 81,590 482,857
ASR Nederland NV 9,462 448,746
NN Group NV 15,852 690,363
1,621,966
Professional Services 0 .3%
Randstad NV 7,254 304,601
Wolters Kluwer NV 14,413 2,390,577
2,695,178
Semiconductors & Semiconductor Equipment 1 .9%
ASM International NV 2,838 1,619,202
ASML Holding NV 24,293 17,084,839
BE Semiconductor Industries
NV 4,676 632,396
19,336,437
Trading Companies & Distributors 0 .0%
†
IMCD NV 3,438 509,163
40,671,222
NEW ZEALAND 0 .3%
Electric Utilities 0 .0%
†
Mercury NZ Ltd. 46,341 151,752
Common Stocks
Shares Value ($)
NEW ZEALAND
Financial Services 0 .0%
†
Infratil Ltd. 57,232 403,497
Health Care Equipment & Supplies 0 .1%
Fisher & Paykel Healthcare
Corp. Ltd. 34,388 737,755
Independent Power and Renewable Electricity Producers
0 .0%
†
Meridian Energy Ltd. 72,482 239,734
Software 0 .1%
Xero Ltd.* 9,107 946,946
Transportation Infrastructure 0 .1%
Auckland International
Airport Ltd. 97,433 474,310
2,953,994
NORWAY 0 .6%
Aerospace & Defense 0 .1%
Kongsberg Gruppen ASA 5,408 608,327
Banks 0 .1%
DNB Bank ASA 53,693 1,070,487
Diversified Telecommunication Services 0 .0%
†
Telenor ASA 36,651 408,646
Food Products 0 .1%
Mowi ASA 28,158 482,217
Orkla ASA 41,197 356,235
Salmar ASA 4,345 206,475
1,044,927
Insurance 0 .0%
†
Gjensidige Forsikring ASA 12,379 218,787
Metals & Mining 0 .1%
Norsk Hydro ASA 85,704 471,587
Oil, Gas & Consumable Fuels 0 .2%
Aker BP ASA 18,609 365,620
Equinor ASA 50,406 1,191,387
1,557,007
5,379,768
POLAND 0 .0%
†
Air Freight & Logistics 0 .0%
†
InPost SA* 13,297 227,430
PORTUGAL 0 .1%
Consumer Staples Distribution & Retail 0 .0%
†
Jeronimo Martins SGPS SA 16,267 310,867
Electric Utilities 0 .1%
EDP SA 194,653 622,147
Oil, Gas & Consumable Fuels 0 .0%
†
Galp Energia SGPS SA 27,828 461,332
1,394,346
SINGAPORE 1 .7%
Aerospace & Defense 0 .0%
†
Singapore Technologies
Engineering Ltd. 88,900 303,177
Banks 0 .9%
DBS Group Holdings Ltd. 120,400 3,851,132
Oversea-Chinese Banking
Corp. Ltd. 204,700 2,499,718

NVIT International Index Fund - December 31, 2024 - Statement of Investments - 89
Common Stocks
Shares Value ($)
SINGAPORE
Banks
United Overseas Bank Ltd. 76,500 2,036,018
8,386,868
Capital Markets 0 .1%
Singapore Exchange Ltd. 51,600 480,801
Diversified Telecommunication Services 0 .1%
Singapore
Telecommunications Ltd. 465,450 1,047,944
Entertainment 0 .2%
Sea Ltd., ADR* 22,368 2,373,245
Ground Transportation 0 .1%
Grab Holdings Ltd., Class A* 131,481 620,590
Hotels, Restaurants & Leisure 0 .0%
†
Genting Singapore Ltd. 401,996 225,198
Industrial Conglomerates 0 .1%
Keppel Ltd. 86,400 432,654
Industrial REITs 0 .0%
†
CapitaLand Ascendas REIT 221,807 417,050
Multi-Utilities 0 .0%
†
Sembcorp Industries Ltd. 59,400 240,009
Passenger Airlines 0 .0%
†
Singapore Airlines Ltd. 88,214 414,622
Real Estate Management & Development 0 .0%
†
CapitaLand Investment Ltd. 155,697 298,314
Retail REITs 0 .1%
CapitaLand Integrated
Commercial Trust 344,105 485,961
Semiconductors & Semiconductor Equipment 0 .1%
STMicroelectronics NV(a) 42,802 1,067,586
16,794,019
SOUTH AFRICA 0 .2%
Metals & Mining 0 .2%
Anglo American plc 76,785 2,274,954
SOUTH KOREA 0 .0%
†
Hotels, Restaurants & Leisure 0 .0%
†
Delivery Hero SE Reg. S*(a)
(b) 11,029 310,406
SPAIN 2 .6%
Banks 1 .0%
Banco Bilbao Vizcaya
Argentaria SA 348,262 3,410,287
Banco de Sabadell SA 335,564 652,524
Banco Santander SA 946,963 4,380,046
CaixaBank SA 241,605 1,310,531
9,753,388
Biotechnology 0 .0%
†
Grifols SA*(a) 19,832 187,190
Construction & Engineering 0 .1%
ACS Actividades de
Construccion y Servicios
SA 11,058 554,930
Diversified Telecommunication Services 0 .2%
Cellnex Telecom SA Reg.
S(b) 31,793 1,002,232
Common Stocks
Shares Value ($)
SPAIN
Diversified Telecommunication Services
Telefonica SA(a) 237,556 967,920
1,970,152
Electric Utilities 0 .6%
Acciona SA 1,641 184,779
Endesa SA 18,766 403,572
Iberdrola SA 365,348 5,030,827
Redeia Corp. SA(a) 24,149 412,569
6,031,747
Hotels, Restaurants & Leisure 0 .2%
Amadeus IT Group SA 27,928 1,964,659
Independent Power and Renewable Electricity Producers
0 .0%
†
EDP Renovaveis SA(a) 20,740 215,024
Oil, Gas & Consumable Fuels 0 .1%
Repsol SA 69,743 848,320
Specialty Retail 0 .3%
Industria de Diseno Textil SA 65,916 3,374,671
Transportation Infrastructure 0 .1%
Aena SME SA Reg. S(b) 4,466 911,564
25,811,645
SWEDEN 3 .1%
Aerospace & Defense 0 .0%
†
Saab AB, Class B 19,042 401,624
Banks 0 .3%
Skandinaviska Enskilda
Banken AB, Class A 95,785 1,312,498
Svenska Handelsbanken AB,
Class A 86,549 894,079
Swedbank AB, Class A 53,154 1,048,455
3,255,032
Biotechnology 0 .0%
†
Swedish Orphan Biovitrum
AB* 12,775 367,047
Building Products 0 .2%
Assa Abloy AB, Class B 60,567 1,780,578
Nibe Industrier AB, Class
B(a) 88,981 348,602
2,129,180
Capital Markets 0 .1%
EQT AB(a) 22,966 632,914
Commercial Services & Supplies 0 .0%
†
Securitas AB, Class B(a) 28,752 355,734
Communications Equipment 0 .1%
Telefonaktiebolaget LM
Ericsson, Class B 167,826 1,356,597
Construction & Engineering 0 .0%
†
Skanska AB, Class B(a) 20,054 421,672
Diversified Telecommunication Services 0 .0%
†
Telia Co. AB 138,990 386,156
Electronic Equipment, Instruments & Components 0 .1%
Hexagon AB, Class B 130,021 1,233,618
Financial Services 0 .4%
Industrivarden AB, Class A 8,080 254,819
Industrivarden AB, Class
C(a) 9,055 285,220

90 - Statement of Investments - December 31, 2024 - NVIT International Index Fund
Common Stocks
Shares Value ($)
SWEDEN
Financial Services
Investor AB, Class B 104,591 2,765,621
L E Lundbergforetagen AB,
Class B(a) 4,828 218,323
3,523,983
Health Care Equipment & Supplies 0 .0%
†
Getinge AB, Class B 14,445 236,956
Hotels, Restaurants & Leisure 0 .1%
Evolution AB Reg. S(b) 10,041 770,711
Household Products 0 .1%
Essity AB, Class B 36,378 972,619
Industrial Conglomerates 0 .1%
Investment AB Latour, Class
B(a) 9,844 245,377
Lifco AB, Class B 13,708 397,182
642,559
Machinery 1 .1%
Alfa Laval AB 18,063 749,729
Atlas Copco AB, Class A 162,313 2,482,898
Atlas Copco AB, Class B 94,218 1,275,630
Epiroc AB, Class A(a) 40,959 711,265
Epiroc AB, Class B 22,738 353,580
Indutrade AB 16,093 402,710
Sandvik AB 64,073 1,148,251
SKF AB, Class B 20,063 376,217
Trelleborg AB, Class B 12,570 429,346
Volvo AB, Class A 13,217 322,676
Volvo AB, Class B 97,972 2,377,224
10,629,526
Metals & Mining 0 .1%
Boliden AB 16,424 459,879
Paper & Forest Products 0 .1%
Holmen AB, Class B(a) 5,068 186,357
Svenska Cellulosa AB SCA,
Class B(a) 36,318 460,855
647,212
Real Estate Management & Development 0 .1%
Fastighets AB Balder, Class
B* 37,579 260,694
Sagax AB, Class B(a) 14,761 302,149
562,843
Specialty Retail 0 .1%
H & M Hennes & Mauritz AB,
Class B(a) 34,021 457,792
Trading Companies & Distributors 0 .1%
AddTech AB, Class B 15,355 417,211
Beijer Ref AB, Class B(a) 23,991 352,936
770,147
Wireless Telecommunication Services 0 .0%
†
Tele2 AB, Class B 35,655 352,136
30,565,937
SWITZERLAND 6 .1%
Banks 0 .0%
†
Banque Cantonale Vaudoise
(Registered)(a) 1,818 167,211
Building Products 0 .1%
Geberit AG (Registered) 2,011 1,134,936
Common Stocks
Shares Value ($)
SWITZERLAND
Capital Markets 0 .9%
Julius Baer Group Ltd. 12,135 782,817
Partners Group Holding AG 1,385 1,879,947
UBS Group AG (Registered) 198,746 6,060,521
8,723,285
Chemicals 0 .6%
Clariant AG (Registered) 12,675 141,354
DSM-Firmenich AG 11,193 1,130,159
EMS-Chemie Holding AG
(Registered)(a) 466 313,830
Givaudan SA (Registered) 558 2,445,316
Sika AG (Registered) 9,213 2,189,359
6,220,018
Containers & Packaging 0 .0%
†
SIG Group AG(a) 17,811 350,765
Diversified Telecommunication Services 0 .1%
Swisscom AG (Registered)
(a) 1,535 852,586
Electric Utilities 0 .0%
†
BKW AG 1,334 220,733
Electrical Equipment 0 .5%
ABB Ltd. (Registered) 95,568 5,140,709
Food Products 0 .2%
Barry Callebaut AG
(Registered)(a) 204 270,474
Chocoladefabriken Lindt &
Spruengli AG(a) 60 664,974
Chocoladefabriken Lindt &
Spruengli AG (Registered) 7 771,244
1,706,692
Health Care Equipment & Supplies 0 .2%
Sonova Holding AG
(Registered) 3,028 985,661
Straumann Holding AG
(Registered)(a) 6,607 829,136
1,814,797
Insurance 0 .8%
Baloise Holding AG
(Registered) 2,625 474,427
Helvetia Holding AG
(Registered)(a) 2,172 357,804
Swiss Life Holding AG
(Registered) 1,736 1,337,090
Zurich Insurance Group AG 8,926 5,303,468
7,472,789
Life Sciences Tools & Services 0 .3%
Bachem Holding AG(a) 2,244 142,860
Lonza Group AG
(Registered) 4,447 2,620,710
2,763,570
Machinery 0 .2%
Schindler Holding AG 2,528 696,497
Schindler Holding AG
(Registered) 1,377 375,384
VAT Group AG Reg. S(b) 1,662 624,862
1,696,743
Marine Transportation 0 .1%
Kuehne + Nagel International
AG (Registered) 2,995 684,931

NVIT International Index Fund - December 31, 2024 - Statement of Investments - 91
Common Stocks
Shares Value ($)
SWITZERLAND
Pharmaceuticals 1 .3%
Galderma Group AG* 5,214 577,964
Novartis AG (Registered) 119,823 11,661,443
Sandoz Group AG 24,548 1,005,049
13,244,456
Professional Services 0 .1%
Adecco Group AG
(Registered)(a) 11,198 275,746
SGS SA (Registered) 9,487 949,943
1,225,689
Real Estate Management & Development 0 .1%
Swiss Prime Site AG
(Registered) 4,664 507,564
Software 0 .0%
†
Temenos AG (Registered) 3,233 227,778
Specialty Retail 0 .0%
†
Avolta AG 5,837 233,444
Technology Hardware, Storage & Peripherals 0 .1%
Logitech International SA
(Registered) 9,508 781,441
Textiles, Apparel & Luxury Goods 0 .5%
Cie Financiere Richemont
SA (Registered) 32,811 4,987,396
Swatch Group AG (The)(a) 1,649 299,663
5,287,059
60,457,196
UNITED ARAB EMIRATES 0 .0%
†
Health Care Providers & Services 0 .0%
†
NMC Health plc*^∞ 11,719 0
UNITED KINGDOM 11 .1%
Aerospace & Defense 0 .7%
BAE Systems plc 182,619 2,619,851
Melrose Industries plc 79,579 551,524
Rolls-Royce Holdings plc* 520,704 3,704,776
6,876,151
Banks 2 .0%
Barclays plc 878,213 2,940,994
HSBC Holdings plc 1,106,762 10,876,925
Lloyds Banking Group plc 3,706,268 2,528,322
NatWest Group plc 436,435 2,196,737
Standard Chartered plc 126,979 1,564,229
20,107,207
Beverages 0 .5%
Coca-Cola Europacific
Partners plc 12,976 996,686
Diageo plc 134,457 4,272,619
5,269,305
Broadline Retail 0 .1%
Next plc 7,070 840,199
Capital Markets 0 .7%
3i Group plc 58,820 2,613,082
Hargreaves Lansdown plc 23,599 324,362
London Stock Exchange
Group plc 28,893 4,068,325
Schroders plc(a) 51,971 209,473
7,215,242
Chemicals 0 .0%
†
Croda International plc 7,677 325,214
Common Stocks
Shares Value ($)
UNITED KINGDOM
Commercial Services & Supplies 0 .1%
Rentokil Initial plc 157,731 783,564
Consumer Staples Distribution & Retail 0 .3%
J Sainsbury plc 109,968 376,070
Marks & Spencer Group plc 127,847 599,140
Tesco plc 414,055 1,905,922
2,881,132
Diversified Consumer Services 0 .1%
Pearson plc 36,660 587,636
Diversified REITs 0 .0%
†
Land Securities Group plc 40,544 295,786
Diversified Telecommunication Services 0 .1%
BT Group plc(a) 402,965 726,501
Electric Utilities 0 .1%
SSE plc 69,151 1,387,798
Electronic Equipment, Instruments & Components 0 .1%
Halma plc 22,273 745,541
Financial Services 0 .1%
M&G plc 130,558 322,305
Wise plc, Class A* 39,658 528,441
850,746
Food Products 0 .1%
Associated British Foods plc 20,467 523,256
Health Care Equipment & Supplies 0 .1%
Smith & Nephew plc 54,017 663,860
Hotels, Restaurants & Leisure 0 .5%
Compass Group plc 104,012 3,457,480
Entain plc 37,111 317,840
InterContinental Hotels
Group plc 9,571 1,192,236
Whitbread plc 10,580 390,116
5,357,672
Household Durables 0 .1%
Barratt Redrow plc 81,672 448,086
Berkeley Group Holdings plc 6,781 331,303
Persimmon plc 21,264 317,896
Taylor Wimpey plc 205,412 312,809
1,410,094
Household Products 0 .3%
Reckitt Benckiser Group plc 41,771 2,523,323
Industrial Conglomerates 0 .2%
CK Hutchison Holdings Ltd. 158,016 847,001
DCC plc 5,855 376,091
Smiths Group plc 20,626 442,301
1,665,393
Industrial REITs 0 .1%
Segro plc 80,074 702,711
Insurance 0 .3%
Admiral Group plc 15,658 516,994
Aviva plc 159,546 936,238
Legal & General Group plc 368,958 1,057,005
Phoenix Group Holdings plc 45,179 287,547
2,797,784
Interactive Media & Services 0 .1%
Auto Trader Group plc Reg.
S(b) 54,518 539,675

92 - Statement of Investments - December 31, 2024 - NVIT International Index Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Machinery 0 .0%
†
Spirax Group plc 4,304 367,270
Media 0 .1%
Informa plc 78,729 784,144
WPP plc 66,782 691,532
1,475,676
Multi-Utilities 0 .4%
Centrica plc 316,008 528,444
National Grid plc 299,450 3,548,567
4,077,011
Personal Care Products 0 .9%
Unilever plc 150,922 8,547,088
Pharmaceuticals 1 .2%
AstraZeneca plc 94,250 12,268,950
Professional Services 0 .6%
Intertek Group plc 9,830 581,674
RELX plc 112,589 5,101,982
5,683,656
Software 0 .1%
Sage Group plc (The) 62,950 993,476
Specialty Retail 0 .1%
JD Sports Fashion plc 172,298 206,768
Kingfisher plc 108,404 336,307
543,075
Tobacco 0 .6%
British American Tobacco plc 121,728 4,414,083
Imperial Brands plc 48,476 1,549,080
5,963,163
Trading Companies & Distributors 0 .2%
Ashtead Group plc 26,425 1,634,440
Bunzl plc 19,937 820,772
2,455,212
Water Utilities 0 .1%
Severn Trent plc 16,477 517,044
United Utilities Group plc 41,723 550,960
1,068,004
Wireless Telecommunication Services 0 .1%
Vodafone Group plc 1,336,050 1,139,359
109,657,730
UNITED STATES 9 .0%
Automobiles 0 .2%
Stellantis NV 118,743 1,558,420
Biotechnology 0 .5%
CSL Ltd. 29,260 5,096,957
Construction & Engineering 0 .1%
Ferrovial SE 28,594 1,200,228
Construction Materials 0 .4%
Holcim AG 31,496 3,019,979
James Hardie Industries plc
CHDI* 26,895 830,013
3,849,992
Electrical Equipment 0 .8%
Schneider Electric SE 33,245 8,218,060
Energy Equipment & Services 0 .0%
†
Tenaris SA 25,486 480,492
Entertainment 0 .4%
Spotify Technology SA* 9,257 4,141,397
Common Stocks
Shares Value ($)
UNITED STATES
Food Products 1 .3%
Nestle SA (Registered) 159,282 13,061,061
Health Care Equipment & Supplies 0 .3%
Alcon AG 30,715 2,601,008
Insurance 0 .3%
Swiss Re AG(a) 18,226 2,631,591
Life Sciences Tools & Services 0 .1%
QIAGEN NV*(a) 13,550 604,130
Oil, Gas & Consumable Fuels 1 .7%
BP plc 987,696 4,867,032
Shell plc 377,174 11,708,746
16,575,778
Personal Care Products 0 .2%
Haleon plc 465,013 2,190,501
Pharmaceuticals 2 .4%
GSK plc 250,478 4,195,420
Roche Holding AG 44,671 12,538,628
Sanofi SA 69,530 6,723,817
23,457,865
Professional Services 0 .2%
Experian plc 55,570 2,377,282
Software 0 .1%
CyberArk Software Ltd.* 2,548 848,866
Monday.com Ltd.* 2,298 541,041
1,389,907
89,434,669
Total Common Stocks
(cost $543,304,118) 974,743,991
Repurchase Agreements 2 .4%
Principal
Amount ($)
Bank of America
NA, 4.45%, dated
12/31/2024, due
1/2/2025, repurchase
price $5,001,237,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
2/1/2047 - 1/1/2048;
total market value
$5,100,000.(c)(d) 5,000,000 5,000,000
Cantor Fitzgerald &
Co., 4.52%, dated
12/31/2024, due
1/2/2025, repurchase
price $3,949,690,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19%
- 9.00%, maturing
2/1/2025 - 8/20/2074;
total market value
$4,027,672.(c)(d) 3,948,698 3,948,698

NVIT International Index Fund - December 31, 2024 - Statement of Investments - 93
Repurchase Agreements
Principal
Amount ($) Value ($)
CF Secured, LLC, 4.47%,
dated 12/31/2024, due
1/2/2025, repurchase
price $2,000,497,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 7.36%, maturing
1/7/2025 - 2/20/2073;
total market value
$2,040,507.(c)(d) 2,000,000 2,000,000
MetLife, Inc., 4.45%,
dated 12/31/2024, due
1/2/2025, repurchase
price $5,001,237,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $5,102,671.(c)(d) 5,000,000 5,000,000
Pershing LLC, 4.38%,
dated 12/31/2024, due
1/2/2025, repurchase
price $8,001,947,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00%
- 9.00%, maturing
1/1/2025 - 11/20/2074;
total market value
$8,160,000.(c)(d) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $23,948,698) 23,948,698
Total Investments
(cost $567,252,816) — 100.8% 998,692,689
Liabilities in excess of other assets
— (0.8)% (7,844,212)
NET ASSETS — 100.0%
$ 990,848,477
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $60,347,700, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $23,948,698 and by
$40,105,279 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 1/28/2025 –
8/15/2054, a total value of $64,053,977.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2024
was $11,727,350 which represents 1.18% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$23,948,698.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
CVA Dutch Certification
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust

94 - Statement of Investments - December 31, 2024 - NVIT International Index Fund
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
EURO STOXX 50 Index 54 3/2025 EUR 2,730,231 (50,883)
FTSE 100 Index 19 3/2025 GBP 1,945,822 (12,334)
Nikkei 225 Index 14 3/2025 JPY 1,747,720 (4,468)
SPI 200 Index 8 3/2025 AUD 1,008,641 (17,519)
Net contracts (85,204)
Currency:
AUD Australian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
The accompanying notes are an integral part of these financial statements.

NVIT Mid Cap Index Fund - December 31, 2024 - Statement of Investments - 95
Common Stocks 99 .0%
Shares Value ($)
Aerospace & Defense 1 .3%
BWX Technologies, Inc. 37,846 4,215,666
Curtiss-Wright Corp. 15,855 5,626,464
Hexcel Corp. 34,155 2,141,518
Woodward, Inc. 24,698 4,110,241
16,093,889
Air Freight & Logistics 0 .2%
GXO Logistics, Inc.* 49,457 2,151,380
Automobile Components 0 .8%
Autoliv, Inc.(a) 30,152 2,827,956
Gentex Corp.(a) 94,953 2,728,000
Goodyear Tire & Rubber Co.
(The)*(a) 120,609 1,085,481
Lear Corp.(a) 22,763 2,155,656
Visteon Corp.* 11,093 984,171
9,781,264
Automobiles 0 .3%
Harley-Davidson, Inc.(a) 48,108 1,449,494
Thor Industries, Inc.(a) 22,227 2,127,346
3,576,840
Banks 6 .5%
Associated Banc-Corp. 66,940 1,599,866
Bank OZK 44,088 1,963,239
Cadence Bank(a) 75,183 2,590,054
Columbia Banking System,
Inc. 86,245 2,329,477
Comerica, Inc. 54,831 3,391,297
Commerce Bancshares, Inc.
(a) 50,995 3,177,498
Cullen/Frost Bankers, Inc.(a) 26,738 3,589,576
East West Bancorp, Inc. 57,760 5,531,098
First Financial Bankshares,
Inc.(a) 53,716 1,936,462
First Horizon Corp. 221,850 4,468,059
Flagstar Financial, Inc.(a) 124,997 1,166,222
FNB Corp. 148,856 2,200,092
Glacier Bancorp, Inc.(a) 47,377 2,379,273
Hancock Whitney Corp. 35,746 1,956,021
Home BancShares, Inc. 77,589 2,195,769
International Bancshares Corp. 22,142 1,398,489
Old National Bancorp 132,048 2,866,102
Pinnacle Financial Partners,
Inc.(a) 31,652 3,620,672
Prosperity Bancshares, Inc. 39,740 2,994,409
SouthState Corp.(a) 31,847 3,168,140
Synovus Financial Corp. 59,602 3,053,410
Texas Capital Bancshares,
Inc.* 19,094 1,493,151
UMB Financial Corp.(a) 18,364 2,072,561
United Bankshares, Inc. 55,846 2,097,017
Valley National Bancorp 195,940 1,775,216
Webster Financial Corp. 70,967 3,918,798
Western Alliance Bancorp(a) 45,092 3,766,986
Wintrust Financial Corp.(a) 27,481 3,427,156
Zions Bancorp NA 61,014 3,310,009
79,436,119
Beverages 0 .5%
Boston Beer Co., Inc. (The),
Class A* 3,684 1,105,126
Celsius Holdings, Inc.*(a) 64,646 1,702,776
Common Stocks
Shares Value ($)
Beverages
Coca-Cola Consolidated, Inc. 2,434 3,066,816
5,874,718
Biotechnology 2 .8%
Arrowhead Pharmaceuticals,
Inc.*(a) 52,483 986,680
BioMarin Pharmaceutical, Inc.* 78,815 5,180,510
Cytokinetics, Inc.* 49,159 2,312,439
Exelixis, Inc.* 118,089 3,932,364
Halozyme Therapeutics,
Inc.*(a) 52,927 2,530,440
Neurocrine Biosciences, Inc.* 42,069 5,742,419
Roivant Sciences Ltd.* 177,623 2,101,280
Sarepta Therapeutics, Inc.*(a) 39,781 4,836,972
United Therapeutics Corp.* 18,519 6,534,244
34,157,348
Broadline Retail 0 .5%
Macy's, Inc. 114,429 1,937,283
Nordstrom, Inc.(a) 41,053 991,430
Ollie's Bargain Outlet
Holdings, Inc.*(a) 25,573 2,806,125
5,734,838
Building Products 2 .6%
AAON, Inc. 27,811 3,272,798
Advanced Drainage Systems,
Inc.(a) 29,167 3,371,705
Carlisle Cos., Inc. 18,940 6,985,830
Fortune Brands Innovations,
Inc. 51,346 3,508,472
Owens Corning 35,995 6,130,668
Simpson Manufacturing Co.,
Inc.(a) 17,409 2,886,934
Trex Co., Inc.*(a) 44,721 3,087,091
UFP Industries, Inc. 25,410 2,862,437
32,105,935
Capital Markets 3 .8%
Affiliated Managers Group, Inc. 12,545 2,319,821
Carlyle Group, Inc. (The) 88,061 4,446,200
Evercore, Inc., Class A 14,760 4,091,324
Federated Hermes, Inc., Class
B 33,211 1,365,304
Hamilton Lane, Inc., Class A 17,186 2,544,387
Houlihan Lokey, Inc., Class A 22,269 3,867,235
Interactive Brokers Group,
Inc., Class A 45,502 8,038,838
Janus Henderson Group plc 53,616 2,280,289
Jefferies Financial Group, Inc. 68,414 5,363,658
Morningstar, Inc. 11,169 3,761,272
SEI Investments Co. 40,868 3,370,793
Stifel Financial Corp. 42,988 4,560,167
46,009,288
Chemicals 2 .0%
Arcadium Lithium plc* 451,288 2,315,108
Ashland, Inc. 19,905 1,422,411
Avient Corp.(a) 37,718 1,541,158
Axalta Coating Systems Ltd.* 90,788 3,106,765
Cabot Corp. 22,696 2,072,372
Chemours Co. (The)(a) 63,164 1,067,472
NewMarket Corp. 3,044 1,608,297
Olin Corp. 48,504 1,639,435
RPM International, Inc. 53,320 6,561,559

96 - Statement of Investments - December 31, 2024 - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Chemicals
Scotts Miracle-Gro Co. (The)
(a) 17,642 1,170,370
Westlake Corp. 13,968 1,601,431
24,106,378
Commercial Services & Supplies 1 .7%
Brink's Co. (The) 18,441 1,710,772
Clean Harbors, Inc.*(a) 21,003 4,833,630
MSA Safety, Inc.(a) 16,199 2,685,308
RB Global, Inc.(a) 76,676 6,916,942
Tetra Tech, Inc. 110,734 4,411,643
20,558,295
Communications Equipment 0 .6%
Ciena Corp.* 59,922 5,081,985
Lumentum Holdings, Inc.*(a) 28,805 2,418,180
7,500,165
Construction & Engineering 2 .5%
AECOM 55,501 5,928,617
Comfort Systems USA, Inc. 14,806 6,278,632
EMCOR Group, Inc. 19,315 8,767,079
Fluor Corp.* 70,910 3,497,281
MasTec, Inc.*(a) 25,440 3,463,402
Valmont Industries, Inc. 8,426 2,584,001
30,519,012
Construction Materials 0 .5%
Eagle Materials, Inc.(a) 13,904 3,430,951
Knife River Corp.* 23,653 2,404,091
5,835,042
Consumer Finance 0 .7%
Ally Financial, Inc. 113,516 4,087,711
FirstCash Holdings, Inc. 16,118 1,669,825
SLM Corp.(a) 90,025 2,482,889
8,240,425
Consumer Staples Distribution & Retail 2 .3%
BJ's Wholesale Club Holdings,
Inc.*(a) 54,939 4,908,800
Casey's General Stores, Inc.
(a) 15,363 6,087,281
Performance Food Group Co.* 64,513 5,454,574
Sprouts Farmers Market, Inc.* 41,452 5,267,306
US Foods Holding Corp.* 98,823 6,666,600
28,384,561
Containers & Packaging 1 .6%
AptarGroup, Inc. 27,483 4,317,579
Berry Global Group, Inc. 47,442 3,068,074
Crown Holdings, Inc. 49,345 4,080,338
Graphic Packaging Holding
Co. 124,242 3,374,413
Greif, Inc., Class A 11,047 675,193
Silgan Holdings, Inc. 33,564 1,747,006
Sonoco Products Co. 40,677 1,987,071
19,249,674
Diversified Consumer Services 1 .3%
Duolingo, Inc., Class A*(a) 15,713 5,094,626
Graham Holdings Co., Class B 1,422 1,239,870
Grand Canyon Education,
Inc.* 12,025 1,969,695
H&R Block, Inc.(a) 57,596 3,043,373
Common Stocks
Shares Value ($)
Diversified Consumer Services
Service Corp. International 60,281 4,811,629
16,159,193
Diversified REITs 0 .4%
WP Carey, Inc. 90,599 4,935,834
Diversified Telecommunication Services 0 .4%
Frontier Communications
Parent, Inc.* 92,424 3,207,113
Iridium Communications, Inc. 49,008 1,422,212
4,629,325
Electric Utilities 0 .9%
ALLETE, Inc. 23,669 1,533,751
IDACORP, Inc.(a) 22,164 2,422,082
OGE Energy Corp. 84,047 3,466,939
Portland General Electric Co. 43,062 1,878,365
TXNM Energy, Inc.(a) 37,796 1,858,429
11,159,566
Electrical Equipment 1 .5%
Acuity Brands, Inc. 12,734 3,719,984
EnerSys 16,431 1,518,717
NEXTracker, Inc., Class A* 59,930 2,189,243
nVent Electric plc 68,810 4,690,090
Regal Rexnord Corp.(a) 27,547 4,273,366
Sensata Technologies Holding
plc 62,368 1,708,883
18,100,283
Electronic Equipment, Instruments & Components 3 .0%
Arrow Electronics, Inc.* 21,606 2,444,071
Avnet, Inc.(a) 36,477 1,908,477
Belden, Inc.(a) 17,049 1,919,888
Cognex Corp. 71,655 2,569,548
Coherent Corp.* 64,208 6,082,424
Crane NXT Co.(a) 19,846 1,155,434
Fabrinet* 14,950 3,287,206
Flex Ltd.*(a) 162,777 6,249,009
IPG Photonics Corp.*(a) 11,351 825,445
Littelfuse, Inc.(a) 10,262 2,418,240
Novanta, Inc.* 14,864 2,270,773
TD SYNNEX Corp.(a) 31,461 3,689,746
Vontier Corp. 63,238 2,306,290
37,126,551
Energy Equipment & Services 0 .6%
ChampionX Corp. 78,864 2,144,312
NOV, Inc. 162,988 2,379,625
Valaris Ltd.*(a) 26,384 1,167,228
Weatherford International plc 30,048 2,152,338
7,843,503
Entertainment 0 .5%
TKO Group Holdings, Inc.,
Class A*(a) 27,500 3,908,025
Warner Music Group Corp.,
Class A(a) 59,163 1,834,053
5,742,078
Financial Services 1 .8%
Equitable Holdings, Inc. 107,684 5,079,454
Essent Group Ltd. 43,985 2,394,544
Euronet Worldwide, Inc.* 17,640 1,814,098
MGIC Investment Corp.(a) 108,310 2,568,030

NVIT Mid Cap Index Fund - December 31, 2024 - Statement of Investments - 97
Common Stocks
Shares Value ($)
Financial Services
Shift4 Payments, Inc., Class
A*(a) 28,454 2,952,956
Voya Financial, Inc. 40,704 2,801,656
Western Union Co. (The) 136,090 1,442,554
WEX, Inc.* 16,784 2,942,571
21,995,863
Food Products 1 .0%
Darling Ingredients, Inc.* 65,833 2,217,914
Flowers Foods, Inc. 81,830 1,690,608
Ingredion, Inc. 26,934 3,705,041
Lancaster Colony Corp. 7,977 1,381,138
Pilgrim's Pride Corp.*(a) 16,986 770,994
Post Holdings, Inc.*(a) 19,592 2,242,500
12,008,195
Gas Utilities 1 .0%
National Fuel Gas Co.(a) 38,746 2,351,107
New Jersey Resources Corp. 41,004 1,912,837
ONE Gas, Inc.(a) 23,590 1,633,607
Southwest Gas Holdings, Inc. 25,153 1,778,569
Spire, Inc.(a) 24,156 1,638,501
UGI Corp.(a) 88,877 2,508,998
11,823,619
Ground Transportation 1 .7%
Avis Budget Group, Inc.*(a) 7,149 576,281
Knight-Swift Transportation
Holdings, Inc., Class A 66,936 3,550,285
Landstar System, Inc. 14,677 2,522,389
Ryder System, Inc. 17,918 2,810,617
Saia, Inc.*(a) 11,008 5,016,676
XPO, Inc.* 48,430 6,351,595
20,827,843
Health Care Equipment & Supplies 1 .7%
Dentsply Sirona, Inc. 83,595 1,586,633
Enovis Corp.*(a) 21,588 947,282
Envista Holdings Corp.*(a) 71,840 1,385,794
Globus Medical, Inc., Class A* 47,238 3,907,055
Haemonetics Corp.*(a) 20,889 1,631,013
Lantheus Holdings, Inc.*(a) 29,009 2,595,145
LivaNova plc* 22,478 1,040,956
Masimo Corp.* 18,448 3,049,454
Neogen Corp.*(a) 82,388 1,000,190
Penumbra, Inc.*(a) 16,081 3,818,916
20,962,438
Health Care Providers & Services 1 .9%
Acadia Healthcare Co., Inc.* 38,648 1,532,393
Amedisys, Inc.* 13,264 1,204,239
Chemed Corp. 6,218 3,294,296
Encompass Health Corp. 41,653 3,846,655
Ensign Group, Inc. (The) 23,691 3,147,586
HealthEquity, Inc.* 36,416 3,494,115
Option Care Health, Inc.* 70,527 1,636,226
Tenet Healthcare Corp.* 39,669 5,007,418
23,162,928
Health Care REITs 0 .7%
Healthcare Realty Trust, Inc.,
Class A(a) 151,677 2,570,925
Omega Healthcare Investors,
Inc. 110,946 4,199,306
Common Stocks
Shares Value ($)
Health Care REITs
Sabra Health Care REIT, Inc.
(a) 96,650 1,673,978
8,444,209
Health Care Technology 0 .2%
Doximity, Inc., Class A* 53,089 2,834,422
Hotel & Resort REITs 0 .1%
Park Hotels & Resorts, Inc.(a) 87,287 1,228,128
Hotels, Restaurants & Leisure 3 .3%
Aramark 109,063 4,069,141
Boyd Gaming Corp. 27,980 2,029,669
Choice Hotels International,
Inc.(a) 9,315 1,322,544
Churchill Downs, Inc. 30,393 4,058,681
Hilton Grand Vacations, Inc.* 26,717 1,040,627
Hyatt Hotels Corp., Class A(a) 18,087 2,839,297
Light & Wonder, Inc.* 36,651 3,165,913
Marriott Vacations Worldwide
Corp.(a) 13,352 1,199,010
Planet Fitness, Inc., Class A* 34,954 3,455,902
Texas Roadhouse, Inc., Class
A 27,603 4,980,409
Travel + Leisure Co. 27,991 1,412,146
Vail Resorts, Inc.(a) 15,521 2,909,412
Wendy's Co. (The)(a) 71,312 1,162,386
Wingstop, Inc.(a) 12,116 3,443,367
Wyndham Hotels & Resorts,
Inc.(a) 32,999 3,325,969
40,414,473
Household Durables 1 .7%
KB Home(a) 30,016 1,972,651
Taylor Morrison Home Corp.,
Class A* 42,965 2,629,887
Tempur Sealy International,
Inc. 71,888 4,075,331
Toll Brothers, Inc. 42,205 5,315,720
TopBuild Corp.* 12,276 3,822,010
Whirlpool Corp.(a) 22,935 2,625,599
20,441,198
Independent Power and Renewable Electricity Producers
0 .1%
Ormat Technologies, Inc.(a) 23,986 1,624,332
Industrial REITs 1 .0%
EastGroup Properties, Inc. 20,550 3,298,069
First Industrial Realty Trust,
Inc. 55,293 2,771,838
Rexford Industrial Realty, Inc.
(a) 90,575 3,501,630
STAG Industrial, Inc. 75,390 2,549,690
12,121,227
Insurance 4 .5%
American Financial Group, Inc. 29,600 4,053,128
Brighthouse Financial, Inc.*(a) 25,384 1,219,447
CNO Financial Group, Inc. 43,635 1,623,658
Fidelity National Financial, Inc. 107,547 6,037,689
First American Financial Corp. 42,988 2,684,171
Hanover Insurance Group, Inc.
(The)(a) 14,897 2,303,970
Kemper Corp. 25,303 1,681,131
Kinsale Capital Group, Inc.(a) 9,158 4,259,661

98 - Statement of Investments - December 31, 2024 - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Insurance
Old Republic International
Corp. 98,451 3,562,942
Primerica, Inc. 13,998 3,799,337
Reinsurance Group of
America, Inc. 27,444 5,862,862
RenaissanceRe Holdings Ltd. 21,592 5,372,305
RLI Corp. 17,234 2,840,680
Ryan Specialty Holdings, Inc.,
Class A(a) 43,939 2,819,126
Selective Insurance Group,
Inc. 25,184 2,355,208
Unum Group 70,754 5,167,165
55,642,480
Interactive Media & Services 0 .1%
ZoomInfo Technologies, Inc.,
Class A* 117,004 1,229,712
IT Services 0 .4%
ASGN, Inc.* 18,283 1,523,705
Kyndryl Holdings, Inc.* 96,600 3,342,360
4,866,065
Leisure Products 0 .6%
Brunswick Corp.(a) 27,669 1,789,631
Mattel, Inc.* 142,013 2,517,891
Polaris, Inc.(a) 21,592 1,244,131
YETI Holdings, Inc.*(a) 35,044 1,349,544
6,901,197
Life Sciences Tools & Services 2 .2%
Avantor, Inc.* 283,155 5,966,076
Bio-Rad Laboratories, Inc.,
Class A* 7,817 2,567,963
Bruker Corp.(a) 46,081 2,701,268
Illumina, Inc.* 65,947 8,812,498
Medpace Holdings, Inc.*(a) 10,512 3,492,402
Repligen Corp.* 21,762 3,132,422
Sotera Health Co.*(a) 63,133 863,659
27,536,288
Machinery 4 .9%
AGCO Corp.(a) 25,884 2,419,636
Chart Industries, Inc.*(a) 17,602 3,359,166
CNH Industrial NV 355,234 4,024,801
Crane Co. 20,307 3,081,587
Donaldson Co., Inc. 49,777 3,352,481
Esab Corp. 23,520 2,820,989
Flowserve Corp. 54,889 3,157,215
Graco, Inc. 69,934 5,894,737
ITT, Inc. 33,822 4,832,488
Lincoln Electric Holdings, Inc.
(a) 23,462 4,398,421
Middleby Corp. (The)*(a) 22,260 3,015,117
Mueller Industries, Inc. 46,914 3,723,095
Oshkosh Corp. 26,944 2,561,566
RBC Bearings, Inc.* 12,608 3,771,557
Terex Corp.(a) 27,161 1,255,382
Timken Co. (The)(a) 26,422 1,885,738
Toro Co. (The) 42,860 3,433,086
Watts Water Technologies,
Inc., Class A(a) 11,447 2,327,175
59,314,237
Common Stocks
Shares Value ($)
Marine Transportation 0 .2%
Kirby Corp.* 24,191 2,559,408
Media 0 .4%
New York Times Co. (The),
Class A 67,606 3,518,893
Nexstar Media Group, Inc.,
Class A(a) 12,326 1,947,138
5,466,031
Metals & Mining 2 .0%
Alcoa Corp. 107,917 4,077,104
Carpenter Technology Corp. 20,102 3,411,511
Cleveland-Cliffs, Inc.* 200,507 1,884,766
Commercial Metals Co. 47,605 2,361,208
Reliance, Inc.(a) 22,776 6,132,666
Royal Gold, Inc.(a) 27,206 3,587,111
United States Steel Corp.(a) 93,476 3,177,249
24,631,615
Mortgage Real Estate Investment Trusts (REITs) 0 .5%
Annaly Capital Management,
Inc. 229,966 4,208,378
Starwood Property Trust, Inc.
(a) 131,434 2,490,674
6,699,052
Multi-Utilities 0 .2%
Black Hills Corp. 29,079 1,701,703
Northwestern Energy Group,
Inc. 25,692 1,373,494
3,075,197
Office REITs 0 .7%
COPT Defense Properties(a) 47,211 1,461,181
Cousins Properties, Inc.(a) 67,510 2,068,506
Kilroy Realty Corp.(a) 44,134 1,785,220
Vornado Realty Trust 69,128 2,906,141
8,221,048
Oil, Gas & Consumable Fuels 3 .9%
Antero Midstream Corp. 139,463 2,104,497
Antero Resources Corp.* 120,942 4,239,017
Chord Energy Corp. 25,617 2,995,140
Civitas Resources, Inc. 37,345 1,713,015
CNX Resources Corp.*(a) 63,184 2,316,957
DT Midstream, Inc. 40,191 3,996,191
Expand Energy Corp.(a) 86,855 8,646,415
HF Sinclair Corp. 67,639 2,370,747
Matador Resources Co.(a) 48,055 2,703,574
Murphy Oil Corp. 58,561 1,772,056
Ovintiv, Inc. 109,283 4,425,962
PBF Energy, Inc., Class A(a) 40,758 1,082,125
Permian Resources Corp.,
Class A(a) 258,751 3,720,839
Range Resources Corp.(a) 100,221 3,605,952
Viper Energy, Inc., Class A(a) 42,746 2,097,546
47,790,033
Paper & Forest Products 0 .2%
Louisiana-Pacific Corp. 26,132 2,705,969
Passenger Airlines 0 .4%
American Airlines Group, Inc.* 271,193 4,726,894
Personal Care Products 0 .7%
BellRing Brands, Inc.* 53,983 4,067,079
Coty, Inc., Class A* 151,868 1,057,001

NVIT Mid Cap Index Fund - December 31, 2024 - Statement of Investments - 99
Common Stocks
Shares Value ($)
Personal Care Products
elf Beauty, Inc.*(a) 23,288 2,923,809
8,047,889
Pharmaceuticals 0 .4%
Jazz Pharmaceuticals plc*(a) 25,420 3,130,473
Perrigo Co. plc(a) 56,995 1,465,341
4,595,814
Professional Services 2 .5%
CACI International, Inc., Class
A* 9,316 3,764,223
Concentrix Corp.(a) 19,470 842,467
ExlService Holdings, Inc.* 66,611 2,956,196
Exponent, Inc. 21,147 1,884,198
FTI Consulting, Inc.*(a) 14,741 2,817,447
Genpact Ltd. 68,489 2,941,603
Insperity, Inc. 14,726 1,141,412
KBR, Inc. 55,080 3,190,784
ManpowerGroup, Inc. 19,577 1,129,985
Maximus, Inc. 24,776 1,849,528
Parsons Corp.*(a) 19,166 1,768,064
Paylocity Holding Corp.* 18,107 3,611,803
Science Applications
International Corp. 20,871 2,332,960
30,230,670
Real Estate Management & Development 0 .4%
Jones Lang LaSalle, Inc.* 19,791 5,009,894
Residential REITs 1 .0%
American Homes 4 Rent,
Class A 131,263 4,911,861
Equity LifeStyle Properties,
Inc. 78,537 5,230,564
Independence Realty Trust,
Inc.(a) 93,889 1,862,758
12,005,183
Retail REITs 1 .0%
Agree Realty Corp.(a) 42,407 2,987,573
Brixmor Property Group, Inc. 124,751 3,473,068
Kite Realty Group Trust(a) 92,380 2,331,671
NNN REIT, Inc. 76,919 3,142,141
11,934,453
Semiconductors & Semiconductor Equipment 2 .2%
Allegro MicroSystems, Inc.*(a) 57,335 1,253,343
Amkor Technology, Inc. 47,342 1,216,216
Cirrus Logic, Inc.* 22,316 2,222,227
Lattice Semiconductor
Corp.*(a) 56,963 3,226,954
MACOM Technology Solutions
Holdings, Inc.*(a) 24,049 3,124,206
MKS Instruments, Inc.(a) 27,838 2,906,009
Onto Innovation, Inc.* 20,444 3,407,401
Power Integrations, Inc.(a) 23,526 1,451,554
Rambus, Inc.* 44,330 2,343,284
Silicon Laboratories, Inc.*(a) 13,334 1,656,349
Synaptics, Inc.*(a) 16,193 1,235,850
Universal Display Corp. 18,268 2,670,782
26,714,175
Software 3 .6%
Altair Engineering, Inc., Class
A* 24,801 2,706,037
Appfolio, Inc., Class A* 9,525 2,350,008
Common Stocks
Shares Value ($)
Software
Aspen Technology, Inc.*(a) 11,095 2,769,645
BILL Holdings, Inc.* 39,148 3,316,227
Blackbaud, Inc.* 16,677 1,232,764
Commvault Systems, Inc.* 18,041 2,722,567
DocuSign, Inc., Class A* 84,359 7,587,248
Dolby Laboratories, Inc., Class
A 24,659 1,925,868
Dropbox, Inc., Class A* 94,317 2,833,283
Dynatrace, Inc.* 124,002 6,739,509
Manhattan Associates, Inc.* 25,355 6,851,935
Qualys, Inc.* 15,380 2,156,583
Teradata Corp.* 40,151 1,250,704
44,442,378
Specialized REITs 1 .6%
CubeSmart 94,063 4,030,599
EPR Properties(a) 31,342 1,387,824
Gaming and Leisure
Properties, Inc.(a) 114,361 5,507,626
Lamar Advertising Co., Class A 36,678 4,465,180
National Storage Affiliates
Trust(a) 29,481 1,117,625
PotlatchDeltic Corp. 29,528 1,158,974
Rayonier, Inc.(a) 56,967 1,486,838
19,154,666
Specialty Retail 4 .7%
Abercrombie & Fitch Co.,
Class A*(a) 21,352 3,191,483
AutoNation, Inc.*(a) 10,744 1,824,761
Burlington Stores, Inc.* 26,132 7,449,188
Chewy, Inc., Class A* 68,094 2,280,468
Dick's Sporting Goods, Inc. 23,978 5,487,125
Five Below, Inc.* 23,000 2,414,080
Floor & Decor Holdings, Inc.,
Class A*(a) 44,364 4,423,091
GameStop Corp., Class A*(a) 168,381 5,277,061
Gap, Inc. (The) 91,610 2,164,744
Lithia Motors, Inc., Class A 11,070 3,956,750
Murphy USA, Inc.(a) 7,720 3,873,510
Penske Automotive Group,
Inc.(a) 7,697 1,173,331
RH*(a) 6,232 2,452,853
Valvoline, Inc.*(a) 53,348 1,930,131
Williams-Sonoma, Inc. 52,515 9,724,728
57,623,304
Technology Hardware, Storage & Peripherals 0 .6%
Pure Storage, Inc., Class A* 129,185 7,935,835
Textiles, Apparel & Luxury Goods 1 .0%
Capri Holdings Ltd.* 49,701 1,046,703
Columbia Sportswear Co.(a) 13,806 1,158,738
Crocs, Inc.*(a) 24,370 2,669,246
PVH Corp. 23,124 2,445,363
Skechers USA, Inc., Class A* 54,821 3,686,164
Under Armour, Inc., Class
A*(a) 70,287 581,976
Under Armour, Inc., Class
C*(a) 54,639 407,607
11,995,797

100 - Statement of Investments - December 31, 2024 - NVIT Mid Cap Index Fund
Common Stocks
Shares Value ($)
Trading Companies & Distributors 1 .8%
Applied Industrial
Technologies, Inc. 15,880 3,802,784
Core & Main, Inc., Class A* 79,865 4,065,927
GATX Corp. 14,874 2,304,875
MSC Industrial Direct Co., Inc.,
Class A 18,925 1,413,508
Watsco, Inc.(a) 14,402 6,824,964
WESCO International, Inc. 18,519 3,351,198
21,763,256
Water Utilities 0 .3%
Essential Utilities, Inc. 105,203 3,820,973
Total Common Stocks
(cost $764,098,452) 1,209,539,892
Repurchase Agreements 5 .8%
Principal
Amount ($)
Bank of America NA,
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $12,002,967,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
2/1/2047 - 1/1/2048;
total market value
$12,240,000.(b)(c) 12,000,000 12,000,000
BofA Securities, Inc.,
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,000,495,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 5.70%, maturing
8/16/2046 - 7/20/2072;
total market value
$2,040,000.(b)(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
4.65%, dated 12/26/2024,
due 1/2/2025, repurchase
price $5,004,521,
collateralized by U.S.
Government Agency
Securities, ranging from
1.19% - 8.00%, maturing
8/20/2027 - 10/20/2074;
total market value
$5,100,000.(b)(c) 5,000,000 5,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $2,000,503,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $2,040,000.
(b)(c) 2,000,000 2,000,000
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $19,071,280,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $19,447,822.(b)(c) 19,066,492 19,066,492
CF Secured, LLC,
4.47%, dated 12/31/2024,
due 1/2/2025, repurchase
price $3,000,745,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
7.36%, maturing 1/7/2025
- 2/20/2073; total market
value $3,060,761.(b)(c) 3,000,000 3,000,000
MetLife, Inc.,
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $20,004,945,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $20,410,686.(b)(c) 20,000,000 20,000,000
Pershing LLC,
4.38%, dated 12/31/2024,
due 1/2/2025, repurchase
price $8,001,947,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 1/1/2025
- 11/20/2074; total market
value $8,160,000.(b)(c) 8,000,000 8,000,000
Total Repurchase Agreements
(cost $71,066,492) 71,066,492
Total Investments
(cost $835,164,944) — 104.8% 1,280,606,384
Liabilities in excess of other assets — (4.8)% (58,954,545)
NET ASSETS — 100.0%
$ 1,221,651,839

NVIT Mid Cap Index Fund - December 31, 2024 - Statement of Investments - 101
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $225,127,151, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $71,066,492 and by
$158,999,572 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/7/2025 –
5/15/2054, a total value of $230,066,064.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$71,066,492.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index 37 3/2025 USD 11,642,790 (483,215)
Net contracts (483,215)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

102 - Statement of Investments - December 31, 2024 - NVIT S&P 500 Index Fund
Common Stocks 98 .8%
Shares Value ($)
Aerospace & Defense 1 .8%
Axon Enterprise, Inc.*(a) 6,047 3,593,853
Boeing Co. (The)* 63,206 11,187,462
GE Aerospace 91,916 15,330,670
General Dynamics Corp. 21,803 5,744,872
Howmet Aerospace, Inc. 34,014 3,720,111
Huntington Ingalls Industries,
Inc. 3,089 583,728
L3Harris Technologies, Inc. 16,177 3,401,700
Lockheed Martin Corp. 17,775 8,637,584
Northrop Grumman Corp. 11,643 5,463,943
RTX Corp. 111,960 12,956,011
Textron, Inc. 15,882 1,214,814
TransDigm Group, Inc. 4,795 6,076,608
77,911,356
Air Freight & Logistics 0 .4%
CH Robinson Worldwide, Inc. 10,485 1,083,310
Expeditors International of
Washington, Inc. 11,733 1,299,665
FedEx Corp. 18,899 5,316,856
United Parcel Service, Inc.,
Class B 61,773 7,789,575
15,489,406
Automobile Components 0 .1%
Aptiv plc* 22,875 1,383,480
BorgWarner, Inc. 18,583 590,754
1,974,234
Automobiles 2 .4%
Ford Motor Co. 327,560 3,242,844
General Motors Co. 94,151 5,015,424
Tesla, Inc.* 236,122 95,355,508
103,613,776
Banks 3 .3%
Bank of America Corp. 528,944 23,247,089
Citigroup, Inc. 160,342 11,286,473
Citizens Financial Group, Inc. 39,725 1,738,366
Fifth Third Bancorp 58,023 2,453,213
Huntington Bancshares, Inc. 126,455 2,057,423
JPMorgan Chase & Co. 238,032 57,058,651
KeyCorp 88,895 1,523,660
M&T Bank Corp. 14,224 2,674,254
PNC Financial Services
Group, Inc. (The) 33,893 6,536,265
Regions Financial Corp. 78,252 1,840,487
Truist Financial Corp. 113,405 4,919,509
US Bancorp 131,527 6,290,936
Wells Fargo & Co. 281,502 19,772,701
141,399,027
Beverages 1 .1%
Brown-Forman Corp., Class
B(a) 15,771 598,983
Coca-Cola Co. (The) 328,054 20,424,642
Constellation Brands, Inc.,
Class A 12,957 2,863,497
Keurig Dr Pepper, Inc. 96,684 3,105,490
Molson Coors Beverage Co.,
Class B(a) 14,728 844,209
Monster Beverage Corp.* 58,322 3,065,404
PepsiCo, Inc. 116,276 17,680,929
48,583,154
Common Stocks
Shares Value ($)
Biotechnology 1 .6%
AbbVie, Inc. 149,408 26,549,802
Amgen, Inc. 45,257 11,795,784
Biogen, Inc.* 12,033 1,840,086
Gilead Sciences, Inc. 105,489 9,744,019
Incyte Corp.* 12,651 873,805
Moderna, Inc.* 27,317 1,135,841
Regeneron Pharmaceuticals,
Inc.* 8,999 6,410,258
Vertex Pharmaceuticals, Inc.* 21,692 8,735,368
67,084,963
Broadline Retail 4 .1%
Amazon.com, Inc.* 791,232 173,588,389
eBay, Inc. 40,437 2,505,072
176,093,461
Building Products 0 .5%
A O Smith Corp.(a) 10,396 709,111
Allegion plc 6,908 902,737
Builders FirstSource, Inc.* 9,975 1,425,727
Carrier Global Corp. 71,076 4,851,648
Johnson Controls International
plc 56,781 4,481,724
Lennox International, Inc. 2,710 1,651,203
Masco Corp. 17,778 1,290,150
Trane Technologies plc 19,128 7,064,927
22,377,227
Capital Markets 3 .1%
Ameriprise Financial, Inc. 8,147 4,337,707
Bank of New York Mellon
Corp. (The) 60,779 4,669,651
Blackrock, Inc. 12,309 12,618,079
Blackstone, Inc. 60,705 10,466,756
Cboe Global Markets, Inc. 8,825 1,724,405
Charles Schwab Corp. (The) 125,912 9,318,747
CME Group, Inc. 30,534 7,090,911
FactSet Research Systems,
Inc.(a) 3,183 1,528,731
Franklin Resources, Inc.(a) 26,297 533,566
Goldman Sachs Group, Inc.
(The) 26,542 15,198,480
Intercontinental Exchange, Inc. 48,596 7,241,290
Invesco Ltd. 35,513 620,767
KKR & Co., Inc. 57,027 8,434,864
MarketAxess Holdings, Inc. 3,422 773,509
Moody's Corp. 13,248 6,271,206
Morgan Stanley 104,942 13,193,308
MSCI, Inc., Class A 6,598 3,958,866
Nasdaq, Inc. 34,850 2,694,254
Northern Trust Corp. 16,939 1,736,248
Raymond James Financial,
Inc. 15,771 2,449,709
S&P Global, Inc. 26,937 13,415,434
State Street Corp. 25,507 2,503,512
T. Rowe Price Group, Inc.(a) 18,856 2,132,425
132,912,425
Chemicals 1 .2%
Air Products & Chemicals, Inc. 18,687 5,419,977
Albemarle Corp.(a) 9,540 821,203
Celanese Corp., Class A 10,317 714,040
CF Industries Holdings, Inc. 15,556 1,327,238
Corteva, Inc. 58,241 3,317,407

NVIT S&P 500 Index Fund - December 31, 2024 - Statement of Investments - 103
Common Stocks
Shares Value ($)
Chemicals
Dow, Inc. 58,129 2,332,717
DuPont de Nemours, Inc. 34,764 2,650,755
Eastman Chemical Co.(a) 9,702 885,987
Ecolab, Inc. 21,164 4,959,148
FMC Corp. 9,785 475,649
International Flavors &
Fragrances, Inc. 21,551 1,822,137
Linde plc 40,402 16,915,105
LyondellBasell Industries NV,
Class A 21,606 1,604,678
Mosaic Co. (The) 27,086 665,774
PPG Industries, Inc. 19,377 2,314,583
Sherwin-Williams Co. (The) 19,498 6,627,955
52,854,353
Commercial Services & Supplies 0 .5%
Cintas Corp. 28,656 5,235,451
Copart, Inc.*(a) 74,149 4,255,411
Republic Services, Inc., Class
A 17,224 3,465,124
Rollins, Inc. 23,027 1,067,302
Veralto Corp. 20,434 2,081,203
Waste Management, Inc. 30,950 6,245,401
22,349,892
Communications Equipment 0 .9%
Arista Networks, Inc.* 87,072 9,624,068
Cisco Systems, Inc. 338,605 20,045,416
F5, Inc.*(a) 4,653 1,170,090
Juniper Networks, Inc. 28,261 1,058,374
Motorola Solutions, Inc. 13,999 6,470,758
38,368,706
Construction & Engineering 0 .1%
Quanta Services, Inc. 12,266 3,876,669
Construction Materials 0 .1%
Martin Marietta Materials, Inc. 5,273 2,723,505
Vulcan Materials Co. 11,079 2,849,851
5,573,356
Consumer Finance 0 .6%
American Express Co. 47,304 14,039,354
Capital One Financial Corp. 31,982 5,703,030
Discover Financial Services 20,865 3,614,444
Synchrony Financial 33,211 2,158,715
25,515,543
Consumer Staples Distribution & Retail 1 .9%
Costco Wholesale Corp. 37,461 34,324,390
Dollar General Corp. 18,025 1,366,656
Dollar Tree, Inc.* 17,238 1,291,816
Kroger Co. (The) 55,741 3,408,562
Sysco Corp. 41,820 3,197,557
Target Corp.(a) 38,689 5,229,979
Walgreens Boots Alliance, Inc.
(a) 56,545 527,565
Walmart, Inc. 366,995 33,157,998
82,504,523
Containers & Packaging 0 .2%
Amcor plc(a) 119,712 1,126,490
Avery Dennison Corp. 6,962 1,302,799
Ball Corp. 25,343 1,397,160
International Paper Co.(a) 28,336 1,525,043
Packaging Corp. of America 7,387 1,663,035
Common Stocks
Shares Value ($)
Containers & Packaging
Smurfit WestRock plc 42,646 2,296,914
9,311,441
Distributors 0 .1%
Genuine Parts Co.(a) 11,452 1,337,135
LKQ Corp.(a) 22,920 842,310
Pool Corp.(a) 3,151 1,074,302
3,253,747
Diversified Telecommunication Services 0 .7%
AT&T, Inc. 608,682 13,859,689
Verizon Communications, Inc. 354,146 14,162,299
28,021,988
Electric Utilities 1 .5%
Alliant Energy Corp.(a) 20,588 1,217,574
American Electric Power Co.,
Inc. 45,434 4,190,378
Constellation Energy Corp. 26,659 5,963,885
Duke Energy Corp. 64,673 6,967,869
Edison International(a) 32,001 2,554,960
Entergy Corp. 35,966 2,726,942
Evergy, Inc.(a) 19,154 1,178,929
Eversource Energy 31,994 1,837,415
Exelon Corp. 84,643 3,185,963
FirstEnergy Corp.(a) 44,446 1,768,062
NextEra Energy, Inc. 174,473 12,507,969
NRG Energy, Inc. 17,066 1,539,695
PG&E Corp. 186,061 3,754,711
Pinnacle West Capital Corp.(a) 10,155 860,839
PPL Corp.(a) 62,677 2,034,495
Southern Co. (The) 92,402 7,606,533
Xcel Energy, Inc.(a) 47,684 3,219,624
63,115,843
Electrical Equipment 0 .8%
AMETEK, Inc. 19,502 3,515,431
Eaton Corp. plc 33,613 11,155,146
Emerson Electric Co. 48,556 6,017,545
GE Vernova, Inc. 23,199 7,630,847
Generac Holdings, Inc.* 4,937 765,482
Hubbell, Inc., Class B 4,608 1,930,245
Rockwell Automation, Inc.(a) 9,532 2,724,150
33,738,846
Electronic Equipment, Instruments & Components 0 .6%
Amphenol Corp., Class A 102,220 7,099,179
CDW Corp. 10,979 1,910,785
Corning, Inc. 64,494 3,064,755
Jabil, Inc.(a) 9,237 1,329,204
Keysight Technologies, Inc.* 14,859 2,386,801
TE Connectivity plc 25,288 3,615,425
Teledyne Technologies, Inc.* 4,049 1,879,263
Trimble, Inc.* 21,130 1,493,046
Zebra Technologies Corp.,
Class A* 4,488 1,733,355
24,511,813
Energy Equipment & Services 0 .2%
Baker Hughes Co., Class A 83,004 3,404,824
Halliburton Co. 73,769 2,005,779
Schlumberger NV 120,483 4,619,318
10,029,921
Entertainment 1 .4%
Electronic Arts, Inc. 20,505 2,999,882

104 - Statement of Investments - December 31, 2024 - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Entertainment
Live Nation Entertainment,
Inc.*(a) 13,052 1,690,234
Netflix, Inc.* 36,070 32,149,912
Take-Two Interactive Software,
Inc.* 13,680 2,518,215
Walt Disney Co. (The) 153,575 17,100,576
Warner Bros Discovery, Inc.* 192,351 2,033,150
58,491,969
Financial Services 4 .4%
Apollo Global Management,
Inc. 37,793 6,241,892
Berkshire Hathaway, Inc.,
Class B* 154,973 70,246,162
Corpay, Inc.* 6,008 2,033,227
Fidelity National Information
Services, Inc. 45,958 3,712,028
Fiserv, Inc.* 48,198 9,900,833
Global Payments, Inc. 21,588 2,419,151
Jack Henry & Associates, Inc. 6,351 1,113,330
Mastercard, Inc., Class A 69,341 36,512,890
PayPal Holdings, Inc.* 85,987 7,338,991
Visa, Inc., Class A(a) 146,108 46,175,972
185,694,476
Food Products 0 .6%
Archer-Daniels-Midland Co. 41,401 2,091,579
Bunge Global SA 11,960 930,010
Campbell's Co. (The) 15,564 651,820
Conagra Brands, Inc. 39,142 1,086,190
General Mills, Inc. 46,751 2,981,311
Hershey Co. (The)(a) 12,275 2,078,771
Hormel Foods Corp. 23,374 733,242
J M Smucker Co. (The) 9,041 995,595
Kellanova 22,566 1,827,169
Kraft Heinz Co. (The) 72,988 2,241,461
Lamb Weston Holdings, Inc.(a) 11,972 800,089
McCormick & Co., Inc.
(Non-Voting) 21,453 1,635,577
Mondelez International, Inc.,
Class A 113,257 6,764,841
Tyson Foods, Inc., Class A 24,256 1,393,265
26,210,920
Gas Utilities 0 .0%
†
Atmos Energy Corp.(a) 13,144 1,830,565
Ground Transportation 0 .9%
CSX Corp. 162,480 5,243,230
JB Hunt Transport Services,
Inc. 6,495 1,108,437
Norfolk Southern Corp. 18,933 4,443,575
Old Dominion Freight Line, Inc. 15,716 2,772,302
Uber Technologies, Inc.* 178,034 10,739,011
Union Pacific Corp. 51,427 11,727,413
36,033,968
Health Care Equipment & Supplies 2 .2%
Abbott Laboratories 147,378 16,669,926
Align Technology, Inc.* 5,700 1,188,507
Baxter International, Inc. 43,657 1,273,038
Becton Dickinson & Co. 24,503 5,558,996
Boston Scientific Corp.* 124,335 11,105,602
Cooper Cos., Inc. (The)* 16,132 1,483,015
Dexcom, Inc.* 34,512 2,683,998
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Edwards Lifesciences Corp.* 50,432 3,733,481
GE HealthCare Technologies,
Inc. 38,983 3,047,691
Hologic, Inc.* 19,456 1,402,583
IDEXX Laboratories, Inc.* 6,822 2,820,488
Insulet Corp.* 6,024 1,572,686
Intuitive Surgical, Inc.* 30,114 15,718,303
Medtronic plc 107,481 8,585,582
ResMed, Inc. 12,296 2,811,972
Solventum Corp.* 11,172 738,022
STERIS plc 8,069 1,658,664
Stryker Corp. 28,911 10,409,405
Teleflex, Inc. 3,968 706,225
Zimmer Biomet Holdings, Inc. 17,707 1,870,390
95,038,574
Health Care Providers & Services 2 .0%
Cardinal Health, Inc. 20,794 2,459,307
Cencora, Inc. 14,538 3,266,398
Centene Corp.* 43,902 2,659,583
Cigna Group (The) 23,607 6,518,837
CVS Health Corp. 106,524 4,781,862
DaVita, Inc.* 3,730 557,822
Elevance Health, Inc. 19,260 7,105,014
HCA Healthcare, Inc. 15,773 4,734,266
Henry Schein, Inc.* 10,876 752,619
Humana, Inc. 9,962 2,527,459
Labcorp Holdings, Inc. 7,154 1,640,555
McKesson Corp. 10,892 6,207,460
Molina Healthcare, Inc.* 4,861 1,414,794
Quest Diagnostics, Inc. 9,434 1,423,213
UnitedHealth Group, Inc. 77,877 39,394,859
Universal Health Services,
Inc., Class B 5,415 971,559
86,415,607
Health Care REITs 0 .3%
Alexandria Real Estate
Equities, Inc.(a) 12,836 1,252,152
Healthpeak Properties, Inc. 57,721 1,170,005
Ventas, Inc. 36,342 2,140,180
Welltower, Inc. 50,015 6,303,390
10,865,727
Hotel & Resort REITs 0 .0%
†
Host Hotels & Resorts, Inc. 60,893 1,066,845
Hotels, Restaurants & Leisure 1 .9%
Airbnb, Inc., Class A* 37,090 4,873,997
Booking Holdings, Inc. 2,822 14,020,881
Caesars Entertainment,
Inc.*(a) 17,288 577,765
Carnival Corp.* 87,824 2,188,574
Chipotle Mexican Grill, Inc.,
Class A* 115,070 6,938,721
Darden Restaurants, Inc. 10,116 1,888,556
Domino's Pizza, Inc.(a) 2,875 1,206,810
Expedia Group, Inc.* 10,199 1,900,380
Hilton Worldwide Holdings,
Inc. 20,565 5,082,845
Las Vegas Sands Corp.(a) 29,857 1,533,455
Marriott International, Inc.,
Class A 19,767 5,513,807
McDonald's Corp.(a) 60,729 17,604,730

NVIT S&P 500 Index Fund - December 31, 2024 - Statement of Investments - 105
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
MGM Resorts International*(a) 19,091 661,503
Norwegian Cruise Line
Holdings Ltd.* 37,473 964,180
Royal Caribbean Cruises Ltd.
(a) 20,914 4,824,651
Starbucks Corp. 95,620 8,725,325
Wynn Resorts Ltd. 8,098 697,724
Yum! Brands, Inc. 23,217 3,114,793
82,318,697
Household Durables 0 .3%
DR Horton, Inc. 25,085 3,507,385
Garmin Ltd. 12,704 2,620,327
Lennar Corp., Class A 20,229 2,758,629
Mohawk Industries, Inc.* 4,471 532,630
NVR, Inc.* 266 2,175,587
PulteGroup, Inc. 17,221 1,875,367
13,469,925
Household Products 1 .1%
Church & Dwight Co., Inc. 20,745 2,172,209
Clorox Co. (The) 10,797 1,753,541
Colgate-Palmolive Co. 68,516 6,228,789
Kimberly-Clark Corp. 27,992 3,668,072
Procter & Gamble Co. (The) 199,115 33,381,630
47,204,241
Independent Power and Renewable Electricity Producers
0 .1%
AES Corp. (The) 61,683 793,860
Vistra Corp. 28,632 3,947,494
4,741,354
Industrial Conglomerates 0 .4%
3M Co. 45,771 5,908,578
Honeywell International, Inc. 54,845 12,388,937
18,297,515
Industrial REITs 0 .2%
Prologis, Inc. 78,652 8,313,516
Insurance 2 .1%
Aflac, Inc. 42,795 4,426,715
Allstate Corp. (The) 22,163 4,272,805
American International Group,
Inc. 53,251 3,876,673
Aon plc, Class A 18,299 6,572,269
Arch Capital Group Ltd. 31,682 2,925,833
Arthur J Gallagher & Co. 21,301 6,046,289
Assurant, Inc. 4,613 983,584
Brown & Brown, Inc. 20,508 2,092,226
Chubb Ltd. 31,496 8,702,345
Cincinnati Financial Corp. 13,394 1,924,718
Erie Indemnity Co., Class A(a) 2,063 850,430
Everest Group Ltd. 3,740 1,355,600
Globe Life, Inc. 7,116 793,576
Hartford Financial Services
Group, Inc. (The) 24,388 2,668,047
Loews Corp. 15,820 1,339,796
Marsh & McLennan Cos., Inc. 41,648 8,846,452
MetLife, Inc. 50,172 4,108,083
Principal Financial Group, Inc. 18,084 1,399,882
Progressive Corp. (The) 49,319 11,817,326
Prudential Financial, Inc. 29,218 3,463,210
Travelers Cos., Inc. (The) 19,298 4,648,695
Common Stocks
Shares Value ($)
Insurance
W R Berkley Corp. 24,397 1,427,712
Willis Towers Watson plc 8,405 2,632,782
87,175,048
Interactive Media & Services 6 .6%
Alphabet, Inc., Class A 494,015 93,517,040
Alphabet, Inc., Class C 402,385 76,630,199
Match Group, Inc.*(a) 22,017 720,176
Meta Platforms, Inc., Class A 184,315 107,918,276
278,785,691
IT Services 1 .1%
Accenture plc, Class A 53,009 18,648,036
Akamai Technologies, Inc.* 12,450 1,190,842
Cognizant Technology
Solutions Corp., Class A 42,343 3,256,177
EPAM Systems, Inc.* 4,639 1,084,691
Gartner, Inc.* 6,393 3,097,217
GoDaddy, Inc., Class A* 11,639 2,297,189
International Business
Machines Corp.(a) 78,213 17,193,564
VeriSign, Inc.* 7,137 1,477,074
48,244,790
Leisure Products 0 .0%
†
Hasbro, Inc. 12,006 671,255
Life Sciences Tools & Services 1 .0%
Agilent Technologies, Inc. 24,231 3,255,193
Bio-Techne Corp. 13,140 946,474
Charles River Laboratories
International, Inc.* 4,419 815,747
Danaher Corp. 54,257 12,454,694
IQVIA Holdings, Inc.* 14,321 2,814,220
Mettler-Toledo International,
Inc.* 1,763 2,157,348
Revvity, Inc.(a) 10,921 1,218,893
Thermo Fisher Scientific, Inc. 32,351 16,829,961
Waters Corp.* 5,040 1,869,739
West Pharmaceutical
Services, Inc. 5,972 1,956,188
44,318,457
Machinery 1 .6%
Caterpillar, Inc. 41,100 14,909,436
Cummins, Inc. 11,620 4,050,732
Deere & Co. 21,504 9,111,245
Dover Corp. 11,740 2,202,424
Fortive Corp. 28,838 2,162,850
IDEX Corp. 6,374 1,334,014
Illinois Tool Works, Inc. 22,760 5,771,026
Ingersoll Rand, Inc.(a) 34,165 3,090,566
Nordson Corp. 4,354 911,031
Otis Worldwide Corp. 33,411 3,094,193
PACCAR, Inc.(a) 44,114 4,588,738
Parker-Hannifin Corp. 10,905 6,935,907
Pentair plc 14,007 1,409,664
Snap-on, Inc.(a) 4,550 1,544,634
Stanley Black & Decker, Inc. 13,416 1,077,171
Westinghouse Air Brake
Technologies Corp. 14,500 2,749,055
Xylem, Inc. 20,538 2,382,819
67,325,505

106 - Statement of Investments - December 31, 2024 - NVIT S&P 500 Index Fund
Common Stocks
Shares Value ($)
Media 0 .5%
Charter Communications, Inc.,
Class A*(a) 8,161 2,797,346
Comcast Corp., Class A 325,355 12,210,573
Fox Corp., Class A 20,342 988,215
Fox Corp., Class B 12,311 563,105
Interpublic Group of Cos., Inc.
(The)(a) 30,709 860,466
News Corp., Class A 30,655 844,239
News Corp., Class B(a) 9,114 277,339
Omnicom Group, Inc.(a) 16,409 1,411,830
Paramount Global, Class B 50,867 532,069
20,485,182
Metals & Mining 0 .3%
Freeport-McMoRan, Inc. 121,039 4,609,165
Newmont Corp. 95,450 3,552,649
Nucor Corp. 19,579 2,285,065
Steel Dynamics, Inc. 12,359 1,409,791
11,856,670
Multi-Utilities 0 .6%
Ameren Corp.(a) 21,913 1,953,325
CenterPoint Energy, Inc. 56,769 1,801,280
CMS Energy Corp. 25,321 1,687,645
Consolidated Edison, Inc. 28,660 2,557,332
Dominion Energy, Inc. 70,029 3,771,762
DTE Energy Co. 17,524 2,116,023
NiSource, Inc.(a) 39,213 1,441,470
Public Service Enterprise
Group, Inc. 41,484 3,504,983
Sempra 54,192 4,753,722
WEC Energy Group, Inc. 27,173 2,555,349
26,142,891
Office REITs 0 .0%
†
BXP, Inc.(a) 12,518 930,839
Oil, Gas & Consumable Fuels 2 .9%
APA Corp.(a) 29,699 685,750
Chevron Corp. 141,305 20,466,616
ConocoPhillips 110,018 10,910,485
Coterra Energy, Inc. 63,132 1,612,391
Devon Energy Corp. 52,874 1,730,566
Diamondback Energy, Inc. 15,614 2,558,042
EOG Resources, Inc. 48,037 5,888,375
EQT Corp. 49,012 2,259,943
Exxon Mobil Corp. 373,401 40,166,746
Hess Corp. 23,474 3,122,277
Kinder Morgan, Inc. 162,004 4,438,910
Marathon Petroleum Corp. 28,537 3,980,912
Occidental Petroleum Corp. 57,114 2,822,003
ONEOK, Inc.(a) 48,756 4,895,102
Phillips 66 35,623 4,058,528
Targa Resources Corp. 18,602 3,320,457
Texas Pacific Land Corp.(a) 1,569 1,735,251
Valero Energy Corp. 26,493 3,247,777
Williams Cos., Inc. (The) 102,062 5,523,595
123,423,726
Passenger Airlines 0 .2%
Delta Air Lines, Inc. 53,656 3,246,188
Southwest Airlines Co. 51,412 1,728,471
United Airlines Holdings, Inc.* 27,736 2,693,166
7,667,825
Common Stocks
Shares Value ($)
Personal Care Products 0 .1%
Estee Lauder Cos., Inc. (The),
Class A 19,289 1,446,289
Kenvue, Inc. 160,084 3,417,794
4,864,083
Pharmaceuticals 3 .1%
Bristol-Myers Squibb Co. 171,055 9,674,871
Eli Lilly & Co. 66,618 51,429,096
Johnson & Johnson 203,560 29,438,847
Merck & Co., Inc. 214,339 21,322,444
Pfizer, Inc. 479,134 12,711,425
Viatris, Inc. 105,664 1,315,517
Zoetis, Inc., Class A 37,719 6,145,556
132,037,756
Professional Services 0 .6%
Automatic Data Processing,
Inc. 34,281 10,035,077
Broadridge Financial
Solutions, Inc. 9,563 2,162,099
Dayforce, Inc.*(a) 13,476 978,897
Equifax, Inc. 10,564 2,692,235
Jacobs Solutions, Inc. 10,811 1,444,566
Leidos Holdings, Inc. 11,676 1,682,044
Paychex, Inc. 27,097 3,799,541
Paycom Software, Inc. 4,335 888,545
Verisk Analytics, Inc., Class A 11,990 3,302,406
26,985,410
Real Estate Management & Development 0 .1%
CBRE Group, Inc., Class A* 25,541 3,353,278
CoStar Group, Inc.* 34,987 2,504,719
5,857,997
Residential REITs 0 .3%
AvalonBay Communities, Inc.
(a) 11,966 2,632,161
Camden Property Trust 8,878 1,030,203
Equity Residential 28,632 2,054,633
Essex Property Trust, Inc. 5,368 1,532,242
Invitation Homes, Inc. 48,391 1,547,060
Mid-America Apartment
Communities, Inc. 10,256 1,585,270
UDR, Inc. 24,803 1,076,698
11,458,267
Retail REITs 0 .3%
Federal Realty Investment
Trust 6,116 684,686
Kimco Realty Corp. 56,787 1,330,519
Realty Income Corp. 74,219 3,964,037
Regency Centers Corp. 13,290 982,530
Simon Property Group, Inc. 26,058 4,487,448
11,449,220
Semiconductors & Semiconductor Equipment 11 .3%
Advanced Micro Devices, Inc.* 137,205 16,572,992
Analog Devices, Inc. 41,893 8,900,587
Applied Materials, Inc. 69,966 11,378,571
Broadcom, Inc. 394,889 91,551,066
Enphase Energy, Inc.* 11,600 796,688
First Solar, Inc.*(a) 9,354 1,648,549
Intel Corp. 364,656 7,311,353
KLA Corp. 11,392 7,178,327
Lam Research Corp. 109,402 7,902,106

NVIT S&P 500 Index Fund - December 31, 2024 - Statement of Investments - 107
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
Microchip Technology, Inc. 44,908 2,575,474
Micron Technology, Inc. 93,994 7,910,535
Monolithic Power Systems,
Inc. 4,023 2,380,409
NVIDIA Corp. 2,073,967 278,513,028
NXP Semiconductors NV 21,246 4,415,981
ON Semiconductor Corp.* 36,980 2,331,589
QUALCOMM, Inc. 93,709 14,395,577
Skyworks Solutions, Inc.(a) 12,928 1,146,455
Teradyne, Inc. 14,146 1,781,264
Texas Instruments, Inc. 76,738 14,389,142
483,079,693
Software 10 .3%
Adobe, Inc.* 37,266 16,571,445
ANSYS, Inc.* 7,412 2,500,290
Autodesk, Inc.* 18,202 5,379,965
Cadence Design Systems,
Inc.* 22,977 6,903,669
Crowdstrike Holdings, Inc.,
Class A* 19,763 6,762,108
Fair Isaac Corp.* 2,083 4,147,107
Fortinet, Inc.* 53,820 5,084,914
Gen Digital, Inc. 45,482 1,245,297
Intuit, Inc. 23,698 14,894,193
Microsoft Corp. 628,606 264,957,429
Oracle Corp. 135,887 22,644,210
Palantir Technologies, Inc.,
Class A*(a) 173,308 13,107,284
Palo Alto Networks, Inc.*(a) 55,337 10,069,121
PTC, Inc.* 10,264 1,887,242
Roper Technologies, Inc. 8,914 4,633,943
Salesforce, Inc. 81,440 27,227,835
ServiceNow, Inc.* 17,430 18,477,892
Synopsys, Inc.* 13,065 6,341,228
Tyler Technologies, Inc.* 3,607 2,079,940
Workday, Inc., Class A* 18,009 4,646,862
439,561,974
Specialized REITs 0 .9%
American Tower Corp. 39,508 7,246,162
Crown Castle, Inc. 37,037 3,361,478
Digital Realty Trust, Inc. 26,125 4,632,746
Equinix, Inc. 8,158 7,692,097
Extra Space Storage, Inc. 17,787 2,660,935
Iron Mountain, Inc. 24,740 2,600,422
Public Storage 13,337 3,993,631
SBA Communications Corp.,
Class A 8,899 1,813,616
VICI Properties, Inc., Class
A(a) 87,842 2,565,865
Weyerhaeuser Co. 59,614 1,678,134
38,245,086
Specialty Retail 1 .8%
AutoZone, Inc.* 1,453 4,652,506
Best Buy Co., Inc.(a) 15,770 1,353,066
CarMax, Inc.* 12,857 1,051,189
Home Depot, Inc. (The) 83,981 32,667,769
Lowe's Cos., Inc. 48,059 11,860,961
O'Reilly Automotive, Inc.* 4,884 5,791,447
Ross Stores, Inc. 28,023 4,239,039
TJX Cos., Inc. (The) 95,547 11,543,033
Common Stocks
Shares Value ($)
Specialty Retail
Tractor Supply Co. 46,430 2,463,576
Ulta Beauty, Inc.* 4,010 1,744,069
77,366,655
Technology Hardware, Storage & Peripherals 7 .9%
Apple, Inc. 1,277,845 319,997,945
Dell Technologies, Inc., Class
C(a) 25,970 2,992,783
Hewlett Packard Enterprise
Co. 111,378 2,377,920
HP, Inc. 80,921 2,640,452
NetApp, Inc. 17,340 2,012,827
Seagate Technology Holdings
plc 17,771 1,533,815
Super Micro Computer, Inc.*(a) 41,400 1,261,872
Western Digital Corp.* 29,334 1,749,187
334,566,801
Textiles, Apparel & Luxury Goods 0 .4%
Deckers Outdoor Corp.* 12,558 2,550,404
Lululemon Athletica, Inc.*(a) 9,667 3,696,758
NIKE, Inc., Class B 101,000 7,642,670
Ralph Lauren Corp., Class A 3,633 839,150
Tapestry, Inc. 19,167 1,252,180
15,981,162
Tobacco 0 .6%
Altria Group, Inc. 143,401 7,498,438
Philip Morris International, Inc. 131,706 15,850,817
23,349,255
Trading Companies & Distributors 0 .3%
Fastenal Co. 48,239 3,468,867
United Rentals, Inc. 5,569 3,923,026
WW Grainger, Inc. 3,795 4,000,120
11,392,013
Water Utilities 0 .1%
American Water Works Co.,
Inc. 16,346 2,034,914
Wireless Telecommunication Services 0 .2%
T-Mobile US, Inc. 41,051 9,061,187
Total Common Stocks
(cost $1,202,201,704) 4,210,778,921
Repurchase Agreements 1 .1%
Principal
Amount ($)
Cantor Fitzgerald & Co.,
4.65%, dated 12/26/2024,
due 1/2/2025, repurchase
price $5,004,521,
collateralized by U.S.
Government Agency
Securities, ranging from
1.19% - 8.00%, maturing
8/20/2027 - 10/20/2074;
total market value
$5,100,000.(b)(c) 5,000,000 5,000,000

108 - Statement of Investments - December 31, 2024 - NVIT S&P 500 Index Fund
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $12,003,014,
collateralized by U.S.
Government Agency
Securities, ranging from
1.25% - 9.00%, maturing
2/1/2025 - 8/20/2074;
total market value
$12,240,000.(b)(c) 12,000,000 12,000,000
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $4,738,632,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $4,832,190.(b)(c) 4,737,441 4,737,441
MetLife, Inc.,
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $20,004,945,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $20,410,686.(b)(c) 20,000,000 20,000,000
Pershing LLC,
4.38%, dated 12/31/2024,
due 1/2/2025, repurchase
price $3,000,730,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 1/1/2025
- 11/20/2074; total market
value $3,060,000.(b)(c) 3,000,000 3,000,000
Total Repurchase Agreements
(cost $44,737,441) 44,737,441
Total Investments
(cost $1,246,939,145) — 99.9% 4,255,516,362
Other assets in excess of liabilities — 0.1% 4,236,718
NET ASSETS — 100.0%
$ 4,259,753,080
* Denotes a non-income producing security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $161,832,970, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $44,737,441 and by
$121,224,324 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/7/2025 –
5/15/2054, a total value of $165,961,765.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$44,737,441.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
REIT Real Estate Investment Trust

NVIT S&P 500 Index Fund - December 31, 2024 - Statement of Investments - 109
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index 168 3/2025 USD 49,860,300 (1,339,610)
Net contracts (1,339,610)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

110 - Statement of Investments - December 31, 2024 - NVIT Small Cap Index Fund
Closed End Fund 0 .0%
†
Principal
Amount ($) Value ($)
Diversified REITs 0 .0%
†
NexPoint Diversified Real
Estate Trust 5,621 34,288
Total Closed End Fund
(cost  $56,641) 34,288
Common Stocks 99 .1%
Shares Value ($)
Aerospace & Defense 1 .4%
AAR Corp.* 6,113 374,605
AeroVironment, Inc.*(a) 4,939 760,063
AerSale Corp.*(a) 5,138 32,369
Archer Aviation, Inc., Class
A*(a) 41,148 401,193
Astronics Corp.*(a) 4,874 77,789
Byrna Technologies, Inc.*(a) 2,932 84,471
Cadre Holdings, Inc.(a) 4,380 141,474
Ducommun, Inc.* 2,486 158,259
Eve Holding, Inc.*(a) 8,911 48,476
Intuitive Machines, Inc.*(a) 5,627 102,186
Kratos Defense & Security
Solutions, Inc.*(a) 26,077 687,911
Leonardo DRS, Inc.*(a) 13,164 425,329
Mercury Systems, Inc.*(a) 9,192 386,064
Moog, Inc., Class A(a) 5,011 986,365
National Presto Industries, Inc. 841 82,771
Park Aerospace Corp. 3,200 46,880
Redwire Corp.*(a) 3,789 62,367
Rocket Lab USA, Inc.*(a) 61,244 1,559,885
Triumph Group, Inc.*(a) 12,784 238,549
V2X, Inc.* 2,501 119,623
Virgin Galactic Holdings,
Inc.*(a) 5,220 30,693
VirTra, Inc.*(a) 1,777 11,995
6,819,317
Air Freight & Logistics 0 .2%
Air Transport Services Group,
Inc.* 9,026 198,392
Forward Air Corp.*(a) 4,300 138,675
Hub Group, Inc., Class A 10,602 472,425
Radiant Logistics, Inc.*(a) 5,309 35,570
845,062
Automobile Components 1 .1%
Adient plc*(a) 15,764 271,614
American Axle &
Manufacturing Holdings,
Inc.* 21,257 123,928
Cooper-Standard Holdings,
Inc.*(a) 3,166 42,931
Dana, Inc. 22,887 264,574
Dorman Products, Inc.* 4,517 585,177
Fox Factory Holding Corp.* 7,435 225,058
Gentherm, Inc.*(a) 5,475 218,589
Goodyear Tire & Rubber Co.
(The)*(a) 50,454 454,086
Holley, Inc.* 7,906 23,876
LCI Industries(a) 4,418 456,777
Luminar Technologies, Inc.,
Class A*(a) 3,529 18,986
Modine Manufacturing Co.*(a) 9,108 1,055,890
Common Stocks
Shares Value ($)
Automobile Components
Patrick Industries, Inc.(a) 5,783 480,452
Phinia, Inc. 7,354 354,242
Solid Power, Inc.*(a) 28,507 53,878
Standard Motor Products, Inc. 3,651 113,108
Stoneridge, Inc.* 4,489 28,146
Visteon Corp.* 4,737 420,267
XPEL, Inc. Reg. S*(a) 4,449 177,693
5,369,272
Automobiles 0 .1%
Canoo, Inc.*(a) 492 693
Livewire Group, Inc.*(a) 2,867 13,790
Winnebago Industries, Inc.(a) 5,146 245,876
260,359
Banks 10 .2%
1st Source Corp. 3,719 217,115
ACNB Corp. 1,628 64,843
Amalgamated Financial Corp. 3,388 113,396
Amerant Bancorp, Inc., Class
A 6,595 147,794
Ameris Bancorp 11,419 714,487
Ames National Corp. 1,751 28,769
Arrow Financial Corp. 3,238 92,963
Associated Banc-Corp. 29,511 705,313
Atlantic Union Bankshares
Corp.(a) 14,692 556,533
Axos Financial, Inc.* 9,475 661,829
Banc of California, Inc. 24,407 377,332
BancFirst Corp.(a) 3,692 432,629
Bancorp, Inc. (The)*(a) 8,091 425,829
Bank First Corp.(a) 1,765 174,894
Bank of Hawaii Corp.(a) 6,335 451,305
Bank of Marin Bancorp 3,092 73,497
Bank of NT Butterfield & Son
Ltd. (The) 8,202 299,783
Bank7 Corp. 774 36,115
BankUnited, Inc. 12,274 468,499
Bankwell Financial Group, Inc. 1,443 44,949
Banner Corp.(a) 5,559 371,174
Bar Harbor Bankshares 3,209 98,131
BayCom Corp. 1,915 51,399
BCB Bancorp, Inc. 2,988 35,378
Berkshire Hills Bancorp, Inc. 6,465 183,800
Blue Foundry Bancorp* 3,416 33,511
Bridgewater Bancshares, Inc.* 3,591 48,514
Brookline Bancorp, Inc. 14,892 175,726
Burke & Herbert Financial
Services Corp. 2,344 146,172
Business First Bancshares,
Inc. 4,431 113,877
Byline Bancorp, Inc. 6,284 182,236
Cadence Bank 25,429 876,029
California BanCorp* 4,168 68,939
Camden National Corp. 2,939 125,613
Capital Bancorp, Inc. 1,938 55,233
Capital City Bank Group, Inc. 2,575 94,374
Capitol Federal Financial, Inc. 20,952 123,826
Carter Bankshares, Inc.* 4,442 78,135
Cathay General Bancorp 10,762 512,379
Central Pacific Financial Corp. 3,750 108,937
Chemung Financial Corp. 688 33,581

NVIT Small Cap Index Fund - December 31, 2024 - Statement of Investments - 111
Common Stocks
Shares Value ($)
Banks
ChoiceOne Financial Services,
Inc.(a) 1,575 56,133
Citizens & Northern Corp. 2,793 51,950
Citizens Financial Services,
Inc.(a) 894 56,599
City Holding Co. 2,467 292,290
Civista Bancshares, Inc. 3,098 65,182
CNB Financial Corp. 4,088 101,628
Coastal Financial Corp.* 2,175 184,679
Colony Bankcorp, Inc. 3,190 51,487
Columbia Financial, Inc.*(a) 4,683 74,038
Community Financial System,
Inc.(a) 8,689 535,938
Community Trust Bancorp, Inc. 3,057 162,113
Community West Bancshares 3,072 59,505
ConnectOne Bancorp, Inc. 6,569 150,496
CrossFirst Bankshares, Inc.* 8,282 125,472
Customers Bancorp, Inc.* 5,141 250,264
CVB Financial Corp.(a) 23,359 500,116
Dime Community Bancshares,
Inc. 6,486 199,347
Eagle Bancorp, Inc. 5,141 133,820
Eastern Bankshares, Inc. 34,878 601,645
Enterprise Bancorp, Inc. 1,950 77,103
Enterprise Financial Services
Corp. 6,893 388,765
Equity Bancshares, Inc., Class
A 2,705 114,746
Esquire Financial Holdings,
Inc.(a) 1,321 105,019
ESSA Bancorp, Inc. 1,672 32,604
Farmers & Merchants
Bancorp, Inc.(a) 2,483 73,124
Farmers National Banc Corp. 6,916 98,346
FB Financial Corp. 6,463 332,909
Fidelity D&D Bancorp, Inc. 857 41,822
Financial Institutions, Inc. 2,757 75,239
First Bancorp(a) 31,577 756,986
First Bancorp, Inc. (The) 2,094 57,271
First Bancshares, Inc. (The) 5,582 195,370
First Bank 4,076 57,349
First Busey Corp. 9,976 235,134
First Business Financial
Services, Inc. 1,593 73,740
First Commonwealth Financial
Corp. 16,947 286,743
First Community Bankshares,
Inc. 3,268 136,080
First Financial Bancorp 15,895 427,258
First Financial Bankshares,
Inc.(a) 23,103 832,863
First Financial Corp. 2,244 103,650
First Financial Northwest, Inc.
(a) 1,219 26,452
First Foundation, Inc.(a) 10,827 67,236
First Internet Bancorp 1,450 52,185
First Interstate BancSystem,
Inc., Class A 14,841 481,887
First Merchants Corp. 10,896 434,641
First Mid Bancshares, Inc. 4,480 164,954
Common Stocks
Shares Value ($)
Banks
First of Long Island Corp.
(The) 4,705 54,954
First Western Financial, Inc.* 1,380 26,979
Five Star Bancorp(a) 3,072 92,436
Flagstar Financial, Inc.(a) 44,625 416,351
Flushing Financial Corp.(a) 4,731 67,559
FS Bancorp, Inc. 1,342 55,103
Fulton Financial Corp.(a) 28,202 543,735
FVCBankcorp, Inc.* 2,595 32,619
German American Bancorp,
Inc.(a) 5,364 215,740
Glacier Bancorp, Inc.(a) 20,306 1,019,767
Great Southern Bancorp, Inc. 1,658 98,983
Greene County Bancorp, Inc. 1,395 38,669
Guaranty Bancshares, Inc. 1,654 57,228
Hancock Whitney Corp. 15,239 833,878
Hanmi Financial Corp. 4,070 96,133
HarborOne Bancorp, Inc. 6,555 77,546
HBT Financial, Inc. 2,659 58,232
Heartland Financial USA, Inc. 7,727 473,704
Heritage Commerce Corp. 12,409 116,396
Heritage Financial Corp. 5,224 127,988
Hilltop Holdings, Inc. 8,782 251,429
Hingham Institution for
Savings(a) 290 73,701
Home Bancorp, Inc. 1,439 66,496
Home BancShares, Inc. 33,855 958,096
HomeStreet, Inc.* 2,965 33,860
HomeTrust Bancshares, Inc. 2,829 95,281
Hope Bancorp, Inc. 20,134 247,447
Horizon Bancorp, Inc. 7,845 126,383
Independent Bank Corp. 10,899 588,597
Independent Bank Group, Inc. 6,289 381,554
International Bancshares Corp. 9,916 626,295
Investar Holding Corp. 1,782 39,133
John Marshall Bancorp, Inc. 2,281 45,802
Kearny Financial Corp. 10,426 73,816
Lakeland Financial Corp.(a) 4,220 290,167
LCNB Corp. 2,456 37,159
LINKBANCORP, Inc.(a) 3,402 25,447
Live Oak Bancshares, Inc.(a) 6,241 246,832
Mercantile Bank Corp. 2,980 132,580
Metrocity Bankshares, Inc. 3,506 112,017
Metropolitan Bank Holding
Corp.* 1,941 113,354
Mid Penn Bancorp, Inc. 2,903 83,723
Middlefield Banc Corp.(a) 1,398 39,214
Midland States Bancorp, Inc. 3,698 90,231
MidWestOne Financial Group,
Inc. 3,474 101,163
MVB Financial Corp. 2,183 45,188
National Bank Holdings Corp.,
Class A 6,090 262,235
National Bankshares, Inc.(a) 1,074 30,835
NB Bancorp, Inc.*(a) 6,832 123,386
NBT Bancorp, Inc.(a) 7,748 370,044
Nicolet Bankshares, Inc. 2,388 250,525
Northeast Bank 1,295 118,790
Northeast Community
Bancorp, Inc. 2,554 62,471
Northfield Bancorp, Inc. 7,277 84,559
Northrim Bancorp, Inc. 1,045 81,447

112 - Statement of Investments - December 31, 2024 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Banks
Northwest Bancshares, Inc. 20,905 275,737
Norwood Financial Corp. 1,634 44,453
Oak Valley Bancorp 1,116 32,643
OceanFirst Financial Corp. 10,626 192,331
OFG Bancorp 7,726 326,964
Old National Bancorp 56,046 1,216,478
Old Second Bancorp, Inc. 7,896 140,391
Orange County Bancorp, Inc. 943 52,403
Origin Bancorp, Inc. 5,282 175,838
Orrstown Financial Services,
Inc. 3,350 122,643
Pacific Premier Bancorp, Inc. 16,130 401,960
Park National Corp.(a) 2,618 448,804
Parke Bancorp, Inc. 2,026 41,553
Pathward Financial, Inc. 4,100 301,678
PCB Bancorp(a) 2,268 45,904
Peapack-Gladstone Financial
Corp. 3,168 101,534
Peoples Bancorp of North
Carolina, Inc. 839 26,219
Peoples Bancorp, Inc. 6,603 209,249
Peoples Financial Services
Corp.(a) 1,604 82,093
Pioneer Bancorp, Inc.* 2,248 25,897
Plumas Bancorp 970 45,842
Ponce Financial Group, Inc.* 2,998 38,974
Preferred Bank 1,239 107,025
Premier Financial Corp. 6,980 178,479
Primis Financial Corp. 3,509 40,915
Princeton Bancorp, Inc. 996 34,292
Provident Bancorp, Inc.* 2,598 29,617
Provident Financial Services,
Inc.(a) 19,954 376,532
QCR Holdings, Inc. 3,165 255,226
RBB Bancorp 3,256 66,715
Red River Bancshares, Inc. 791 42,698
Renasant Corp.(a) 10,185 364,114
Republic Bancorp, Inc., Class
A 1,630 113,888
S&T Bancorp, Inc. 6,044 231,002
Sandy Spring Bancorp, Inc. 8,342 281,209
Seacoast Banking Corp. of
Florida(a) 14,220 391,477
ServisFirst Bancshares, Inc. 8,910 755,033
Shore Bancshares, Inc. 5,509 87,318
Sierra Bancorp 2,567 74,238
Simmons First National Corp.,
Class A 20,894 463,429
SmartFinancial, Inc. 3,045 94,334
South Plains Financial, Inc. 2,410 83,748
Southern First Bancshares,
Inc.* 1,282 50,959
Southern Missouri Bancorp,
Inc. 1,732 99,365
Southern States Bancshares,
Inc. 1,508 50,231
Southside Bancshares, Inc.(a) 4,810 152,766
SouthState Corp.(a) 13,642 1,357,106
Stellar Bancorp, Inc. 8,761 248,374
Sterling Bancorp, Inc.*(a) 3,556 16,927
Stock Yards Bancorp, Inc.(a) 4,743 339,646
Common Stocks
Shares Value ($)
Banks
Texas Capital Bancshares,
Inc.* 8,351 653,048
Third Coast Bancshares, Inc.* 2,127 72,212
Timberland Bancorp, Inc. 1,353 41,280
Tompkins Financial Corp. 2,344 158,994
Towne Bank 12,761 434,640
TriCo Bancshares 6,054 264,560
Triumph Financial, Inc.*(a) 3,897 354,159
TrustCo Bank Corp. 2,956 98,464
Trustmark Corp. 10,170 359,713
UMB Financial Corp.(a) 8,165 921,502
United Bankshares, Inc. 23,149 869,245
United Community Banks, Inc.
(a) 19,448 628,365
Unity Bancorp, Inc. 1,469 64,063
Univest Financial Corp. 5,600 165,256
USCB Financial Holdings, Inc. 2,081 36,938
Valley National Bancorp 83,611 757,516
Veritex Holdings, Inc. 8,840 240,094
Virginia National Bankshares
Corp. 841 32,126
WaFd, Inc.(a) 11,899 383,624
Washington Trust Bancorp,
Inc. 3,336 104,584
WesBanco, Inc. 11,065 360,055
West Bancorp, Inc. 2,979 64,495
Westamerica Bancorp 4,438 232,817
WSFS Financial Corp.(a) 9,878 524,818
48,359,092
Beverages 0 .3%
MGP Ingredients, Inc.(a) 2,455 96,653
National Beverage Corp. 4,069 173,624
Primo Brands Corp., Class A 27,872 857,622
Vita Coco Co., Inc. (The)*(a) 6,808 251,283
1,379,182
Biotechnology 8 .2%
2seventy bio, Inc.*(a) 9,313 27,380
4D Molecular Therapeutics,
Inc.*(a) 8,732 48,637
89bio, Inc.* 14,423 112,788
Absci Corp.*(a) 13,547 35,493
ACADIA Pharmaceuticals,
Inc.*(a) 21,038 386,047
ACELYRIN, Inc.* 13,191 41,420
Achieve Life Sciences, Inc.*(a) 5,698 20,057
Acrivon Therapeutics, Inc.*(a) 2,378 14,316
Actinium Pharmaceuticals,
Inc.* 6,009 7,571
Acumen Pharmaceuticals,
Inc.* 6,975 11,997
ADC Therapeutics SA*(a) 14,621 29,096
ADMA Biologics, Inc.* 39,547 678,231
Adverum Biotechnologies,
Inc.*(a) 3,490 16,298
Aerovate Therapeutics,
Inc.*(a) 1,797 4,762
Agenus, Inc.*(a) 3,412 9,349
Agios Pharmaceuticals, Inc.* 9,858 323,934
Akebia Therapeutics, Inc.* 34,940 66,386
Akero Therapeutics, Inc.* 12,107 336,817
Aldeyra Therapeutics, Inc.* 9,436 47,086

NVIT Small Cap Index Fund - December 31, 2024 - Statement of Investments - 113
Common Stocks
Shares Value ($)
Biotechnology
Alector, Inc.* 13,530 25,572
Alkermes plc* 28,268 812,988
Allogene Therapeutics, Inc.*(a) 22,084 47,039
Altimmune, Inc.*(a) 13,107 94,502
ALX Oncology Holdings,
Inc.*(a) 5,639 9,417
Amicus Therapeutics, Inc.* 52,002 489,859
AnaptysBio, Inc.* 4,073 53,927
Anavex Life Sciences
Corp.*(a) 13,523 145,237
Anika Therapeutics, Inc.* 2,320 38,187
Annexon, Inc.*(a) 17,992 92,299
Apogee Therapeutics, Inc.*(a) 6,778 307,043
Applied Therapeutics, Inc.*(a) 17,316 14,826
Arbutus Biopharma Corp.*(a) 25,671 83,944
Arcellx, Inc.*(a) 7,599 582,767
Arcturus Therapeutics
Holdings, Inc.*(a) 4,359 73,972
Arcus Biosciences, Inc.* 9,758 145,297
Arcutis Biotherapeutics,
Inc.*(a) 18,623 259,418
Ardelyx, Inc.*(a) 41,491 210,359
ArriVent Biopharma, Inc.*(a) 5,163 137,542
Arrowhead Pharmaceuticals,
Inc.*(a) 21,246 399,425
ARS Pharmaceuticals, Inc.*(a) 8,833 93,188
Artiva Biotherapeutics, Inc.*(a) 2,340 23,587
Astria Therapeutics, Inc.*(a) 8,307 74,265
Atossa Therapeutics, Inc.*(a) 21,317 20,125
Aura Biosciences, Inc.*(a) 8,464 69,574
Aurinia Pharmaceuticals, Inc.* 23,840 214,083
Avid Bioservices, Inc.* 11,287 139,394
Avidity Biosciences, Inc.* 19,548 568,456
Avita Medical, Inc.*(a) 4,722 60,442
Beam Therapeutics, Inc.*(a) 13,481 334,329
Bicara Therapeutics, Inc.*(a) 3,354 58,427
BioCryst Pharmaceuticals,
Inc.* 36,090 271,397
Biohaven Ltd.*(a) 15,137 565,367
Biomea Fusion, Inc.*(a) 5,189 20,133
Black Diamond Therapeutics,
Inc.*(a) 6,287 13,454
Bluebird Bio, Inc.*(a) 1,507 12,568
Blueprint Medicines Corp.* 11,187 975,730
Boundless Bio, Inc.* 2,423 7,027
Bridgebio Pharma, Inc.* 24,869 682,405
C4 Therapeutics, Inc.*(a) 9,929 35,744
Cabaletta Bio, Inc.* 7,252 16,462
CAMP4 Therapeutics Corp.* 1,697 8,858
Candel Therapeutics, Inc.*(a) 3,379 29,330
Capricor Therapeutics, Inc.*(a) 6,489 89,548
Cardiff Oncology, Inc.*(a) 6,729 29,204
CareDx, Inc.* 8,822 188,879
Cargo Therapeutics, Inc.* 5,875 84,718
Caribou Biosciences, Inc.*(a) 12,763 20,293
Cartesian Therapeutics,
Inc.*(a) 1,777 31,826
Catalyst Pharmaceuticals,
Inc.* 19,681 410,743
Celcuity, Inc.*(a) 5,607 73,396
Celldex Therapeutics, Inc.*(a) 11,415 288,457
Century Therapeutics, Inc.*(a) 7,616 7,692
Common Stocks
Shares Value ($)
Biotechnology
CervoMed, Inc.* 921 2,155
CG oncology, Inc.*(a) 8,453 242,432
Cibus, Inc., Class A*(a) 2,497 6,942
Climb Bio, Inc.* 4,967 8,941
Cogent Biosciences, Inc.* 16,299 127,132
Coherus Biosciences, Inc.*(a) 18,551 25,600
Compass Therapeutics, Inc.* 16,365 23,729
Corbus Pharmaceuticals
Holdings, Inc.*(a) 2,386 28,155
Crinetics Pharmaceuticals,
Inc.* 15,412 788,016
Cullinan Therapeutics, Inc.*(a) 8,930 108,767
Cytokinetics, Inc.* 20,083 944,704
Day One Biopharmaceuticals,
Inc.*(a) 9,296 117,780
Denali Therapeutics, Inc.* 22,120 450,806
Design Therapeutics, Inc.*(a) 5,207 32,127
Dianthus Therapeutics, Inc.*(a) 4,285 93,413
Disc Medicine, Inc.*(a) 3,561 225,767
Dynavax Technologies
Corp.*(a) 23,189 296,124
Dyne Therapeutics, Inc.*(a) 14,609 344,188
Editas Medicine, Inc.*(a) 14,058 17,854
Elevation Oncology, Inc.*(a) 8,633 4,857
Enanta Pharmaceuticals, Inc.* 3,672 21,114
Entrada Therapeutics, Inc.*(a) 4,282 74,036
Erasca, Inc.*(a) 30,381 76,256
Fate Therapeutics, Inc.*(a) 16,839 27,784
Fennec Pharmaceuticals,
Inc.*(a) 3,757 23,744
Fibrobiologics, Inc.* 4,151 8,302
Foghorn Therapeutics, Inc.* 4,618 21,797
Galectin Therapeutics, Inc.*(a) 3,628 4,680
Generation Bio Co.* 10,268 10,884
Geron Corp.* 102,806 363,933
Greenwich Lifesciences,
Inc.*(a) 984 11,050
Gyre Therapeutics, Inc.*(a) 1,158 14,012
Halozyme Therapeutics, Inc.* 21,881 1,046,131
Heron Therapeutics, Inc.*(a) 19,788 30,276
HilleVax, Inc.*(a) 5,242 10,851
Humacyte, Inc.*(a) 14,987 75,684
Ideaya Biosciences, Inc.*(a) 14,661 376,788
IGM Biosciences, Inc.*(a) 2,467 15,073
ImmunityBio, Inc.*(a) 25,031 64,079
Immunome, Inc.*(a) 9,333 99,116
Immunovant, Inc.*(a) 10,155 251,539
Inhibrx Biosciences, Inc.*(a) 1,907 29,368
Inmune Bio, Inc.*(a) 2,083 9,728
Inovio Pharmaceuticals,
Inc.*(a) 4,329 7,922
Inozyme Pharma, Inc.* 9,246 25,611
Insmed, Inc.* 30,325 2,093,638
Intellia Therapeutics, Inc.*(a) 17,982 209,670
Invivyd, Inc.*(a) 13,274 5,882
Iovance Biotherapeutics,
Inc.*(a) 48,374 357,968
Ironwood Pharmaceuticals,
Inc., Class A* 24,815 109,930
iTeos Therapeutics, Inc.* 4,649 35,704
Janux Therapeutics, Inc.*(a) 4,880 261,275
Jasper Therapeutics, Inc.*(a) 1,899 40,601

114 - Statement of Investments - December 31, 2024 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Biotechnology
KalVista Pharmaceuticals,
Inc.*(a) 6,432 54,479
Keros Therapeutics, Inc.*(a) 5,168 81,809
Kiniksa Pharmaceuticals
International plc, Class A* 6,780 134,108
Kodiak Sciences, Inc.*(a) 5,915 58,854
Korro Bio, Inc.*(a) 1,028 39,136
Krystal Biotech, Inc.*(a) 4,361 683,194
Kura Oncology, Inc.* 12,698 110,600
Kymera Therapeutics, Inc.*(a) 8,295 333,708
Kyverna Therapeutics, Inc.*(a) 5,193 19,422
Larimar Therapeutics, Inc.*(a) 7,060 27,322
LENZ Therapeutics, Inc.(a) 2,127 61,407
Lexeo Therapeutics, Inc.*(a) 4,021 26,458
Lexicon Pharmaceuticals,
Inc.*(a) 20,767 15,336
Lineage Cell Therapeutics,
Inc.* 26,695 13,414
Lyell Immunopharma, Inc.*(a) 28,216 18,058
MacroGenics, Inc.*(a) 9,416 30,602
Madrigal Pharmaceuticals,
Inc.*(a) 3,163 976,007
MannKind Corp.*(a) 47,654 306,415
MeiraGTx Holdings plc* 7,518 45,785
Mersana Therapeutics, Inc.*(a) 20,534 29,364
Metagenomi, Inc.* 5,069 18,299
MiMedx Group, Inc.* 21,032 202,328
Mineralys Therapeutics,
Inc.*(a) 5,490 67,582
Mirum Pharmaceuticals, Inc.* 7,042 291,187
Monte Rosa Therapeutics,
Inc.*(a) 7,040 48,858
Myriad Genetics, Inc.* 15,916 218,208
Neurogene, Inc.*(a) 1,863 42,588
Nkarta, Inc.*(a) 8,883 22,119
Novavax, Inc.*(a) 27,222 218,865
Nurix Therapeutics, Inc.*(a) 12,397 233,560
Nuvalent, Inc., Class A*(a) 6,212 486,275
Ocugen, Inc.*(a) 54,954 44,238
Olema Pharmaceuticals,
Inc.*(a) 6,707 39,102
Organogenesis Holdings, Inc.,
Class A* 13,630 43,616
ORIC Pharmaceuticals,
Inc.*(a) 11,210 90,465
Outlook Therapeutics, Inc.*(a) 2,748 5,194
Ovid therapeutics, Inc.* 8,507 7,943
PepGen, Inc.*(a) 2,586 9,801
Perspective Therapeutics,
Inc.*(a) 9,349 29,823
Poseida Therapeutics, Inc.,
Class A*(a) 11,993 115,133
Praxis Precision Medicines,
Inc.* 3,033 233,420
Precigen, Inc.*(a) 20,259 22,690
Prelude Therapeutics, Inc.*(a) 1,794 2,287
Prime Medicine, Inc.*(a) 9,465 27,638
ProKidney Corp., Class A*(a) 17,538 29,639
Protagonist Therapeutics,
Inc.*(a) 10,221 394,531
Prothena Corp. plc*(a) 7,159 99,152
Common Stocks
Shares Value ($)
Biotechnology
PTC Therapeutics, Inc.* 13,420 605,779
Puma Biotechnology, Inc.* 6,989 21,316
Pyxis Oncology, Inc.*(a) 8,102 12,639
Q32 Bio, Inc.*(a) 1,042 3,585
RAPT Therapeutics, Inc.* 4,409 6,966
Recursion Pharmaceuticals,
Inc., Class A*(a) 43,893 296,717
REGENXBIO, Inc.*(a) 8,845 68,372
Regulus Therapeutics, Inc.*(a) 10,371 16,386
Relay Therapeutics, Inc.*(a) 21,459 88,411
Renovaro, Inc.*(a) 19,878 16,608
Replimune Group, Inc.* 10,470 126,792
REVOLUTION Medicines,
Inc.*(a) 29,541 1,292,123
Rhythm Pharmaceuticals, Inc.* 9,720 544,126
Rigel Pharmaceuticals, Inc.* 3,098 52,108
Rocket Pharmaceuticals,
Inc.*(a) 11,586 145,636
Sage Therapeutics, Inc.*(a) 9,309 50,548
Sana Biotechnology, Inc.*(a) 23,769 38,743
Savara, Inc.*(a) 19,768 60,688
Scholar Rock Holding Corp.* 13,651 589,996
Sera Prognostics, Inc., Class
A* 4,558 37,102
Shattuck Labs, Inc.* 6,707 8,115
Skye Bioscience, Inc.* 2,849 8,063
Soleno Therapeutics, Inc.* 4,511 202,769
Solid Biosciences, Inc.* 3,832 15,328
SpringWorks Therapeutics,
Inc.*(a) 12,014 434,066
Spyre Therapeutics, Inc.* 6,103 142,078
Stoke Therapeutics, Inc.* 5,995 66,125
Summit Therapeutics, Inc.*(a) 16,361 291,962
Sutro Biopharma, Inc.* 13,711 25,228
Syndax Pharmaceuticals, Inc.* 14,469 191,280
Tango Therapeutics, Inc.* 7,502 23,181
Taysha Gene Therapies,
Inc.*(a) 30,981 53,597
Tenaya Therapeutics, Inc.*(a) 10,800 15,444
Tevogen Bio Holdings, Inc.*(a) 8,625 8,884
TG Therapeutics, Inc.*(a) 24,575 739,708
Tourmaline Bio, Inc.*(a) 4,252 86,231
Travere Therapeutics, Inc.*(a) 13,501 235,187
TScan Therapeutics, Inc.* 6,399 19,453
Twist Bioscience Corp.* 10,298 478,548
Tyra Biosciences, Inc.*(a) 3,406 47,343
Upstream Bio, Inc.* 3,019 49,632
UroGen Pharma Ltd.*(a) 6,463 68,831
Vanda Pharmaceuticals,
Inc.*(a) 10,528 50,429
Vaxcyte, Inc.* 21,849 1,788,559
Vera Therapeutics, Inc., Class
A*(a) 7,823 330,835
Veracyte, Inc.* 13,595 538,362
Verastem, Inc.* 7,722 39,923
Vericel Corp.*(a) 8,621 473,379
Verve Therapeutics, Inc.*(a) 11,905 67,144
Vir Biotechnology, Inc.*(a) 15,965 117,183
Viridian Therapeutics, Inc.*(a) 12,869 246,699
Voyager Therapeutics, Inc.*(a) 7,884 44,702
Werewolf Therapeutics, Inc.* 4,951 7,328
X4 Pharmaceuticals, Inc.*(a) 28,042 20,572

NVIT Small Cap Index Fund - December 31, 2024 - Statement of Investments - 115
Common Stocks
Shares Value ($)
Biotechnology
XBiotech, Inc.*(a) 4,464 17,633
Xencor, Inc.* 11,794 271,026
XOMA Royalty Corp.* 1,291 33,928
Y-mAbs Therapeutics, Inc.*(a) 6,653 52,093
Zenas Biopharma, Inc.*(a) 2,636 21,589
Zentalis Pharmaceuticals, Inc.* 9,384 28,434
Zura Bio Ltd., Class A*(a) 7,341 18,353
Zymeworks, Inc.*(a) 9,644 141,188
39,169,373
Broadline Retail 0 .0%
†
1stdibs.com, Inc.* 4,178 14,790
Groupon, Inc., Class A*(a) 3,852 46,802
Savers Value Village, Inc.*(a) 4,134 42,373
103,965
Building Products 1 .4%
American Woodmark Corp.* 2,803 222,923
Apogee Enterprises, Inc.(a) 3,858 275,500
AZZ, Inc.(a) 5,134 420,577
Caesarstone Ltd.*(a) 3,237 13,757
CSW Industrials, Inc. 2,940 1,037,232
Gibraltar Industries, Inc.* 5,367 316,116
Griffon Corp. 6,671 475,442
Insteel Industries, Inc. 3,131 84,568
Janus International Group,
Inc.*(a) 24,660 181,251
JELD-WEN Holding, Inc.* 14,511 118,845
Masterbrand, Inc.* 22,256 325,160
Quanex Building Products
Corp.(a) 7,940 192,466
Resideo Technologies, Inc.* 25,973 598,678
Tecnoglass, Inc.(a) 3,921 311,014
UFP Industries, Inc. 10,659 1,200,736
Zurn Elkay Water Solutions
Corp.(a) 25,392 947,122
6,721,387
Capital Markets 1 .8%
AlTi Global, Inc.*(a) 5,825 25,688
Artisan Partners Asset
Management, Inc., Class
A(a) 10,930 470,536
B. Riley Financial, Inc.(a) 3,516 16,138
BGC Group, Inc., Class A 55,717 504,796
Brightsphere Investment
Group, Inc. 4,869 128,249
Cohen & Steers, Inc.(a) 4,940 456,160
Diamond Hill Investment
Group, Inc. 509 78,946
DigitalBridge Group, Inc.(a) 28,081 316,754
Donnelley Financial Solutions,
Inc.* 4,694 294,455
Forge Global Holdings, Inc.*(a) 17,009 15,834
GCM Grosvenor, Inc., Class
A(a) 7,461 91,546
Hamilton Lane, Inc., Class A(a) 6,746 998,745
MarketWise, Inc.(a) 5,364 3,044
Moelis & Co., Class A 9,720 718,114
Open Lending Corp.*(a) 17,074 101,932
P10, Inc., Class A 5,682 71,650
Patria Investments Ltd., Class
A(a) 10,236 119,045
Common Stocks
Shares Value ($)
Capital Markets
Perella Weinberg Partners,
Class A 9,528 227,148
Piper Sandler Cos.(a) 3,116 934,644
PJT Partners, Inc., Class A(a) 4,199 662,644
Silvercrest Asset Management
Group, Inc., Class A 1,945 35,769
StepStone Group, Inc., Class
A 11,713 677,948
StoneX Group, Inc.* 5,138 503,370
Value Line, Inc. 139 7,339
Victory Capital Holdings, Inc.,
Class A 7,542 493,699
Virtus Investment Partners,
Inc. 1,279 282,122
WisdomTree, Inc.(a) 24,673 259,067
8,495,382
Chemicals 1 .8%
AdvanSix, Inc. 4,627 131,823
American Vanguard Corp. 4,232 19,594
Arcadium Lithium plc* 190,581 977,681
Arq, Inc.* 5,544 41,968
ASP Isotopes, Inc.*(a) 9,485 42,967
Aspen Aerogels, Inc.*(a) 10,935 129,908
Avient Corp. 16,243 663,689
Balchem Corp. 5,667 923,693
Cabot Corp. 9,472 864,888
Core Molding Technologies,
Inc.* 1,260 20,840
Ecovyst, Inc.*(a) 20,294 155,046
Hawkins, Inc.(a) 3,435 421,371
HB Fuller Co.(a) 9,585 646,796
Ingevity Corp.* 6,309 257,092
Innospec, Inc. 4,385 482,613
Intrepid Potash, Inc.* 2,056 45,068
Koppers Holdings, Inc. 3,439 111,424
Kronos Worldwide, Inc.(a) 3,942 38,434
LSB Industries, Inc.*(a) 9,709 73,691
Mativ Holdings, Inc. 9,761 106,395
Minerals Technologies, Inc. 5,620 428,300
Northern Technologies
International Corp.(a) 1,223 16,498
Orion SA 10,056 158,784
Perimeter Solutions, Inc.* 23,605 301,672
PureCycle Technologies,
Inc.*(a) 21,549 220,877
Quaker Chemical Corp.(a) 2,458 345,988
Rayonier Advanced Materials,
Inc.* 11,131 91,831
Sensient Technologies Corp. 7,431 529,533
Stepan Co. 3,701 239,455
Tronox Holdings plc 20,993 211,400
Valhi, Inc.(a) 582 13,613
8,712,932
Commercial Services & Supplies 1 .8%
ABM Industries, Inc. 11,377 582,275
ACCO Brands Corp. 16,000 84,000
ACV Auctions, Inc., Class
A*(a) 26,100 563,760
Aris Water Solutions, Inc.,
Class A 4,966 118,936

116 - Statement of Investments - December 31, 2024 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Commercial Services & Supplies
Bridger Aerospace Group
Holdings, Inc.* 2,710 5,772
BrightView Holdings, Inc.* 10,801 172,708
Brink's Co. (The) 7,828 726,204
Casella Waste Systems, Inc.,
Class A*(a) 10,863 1,149,414
CECO Environmental
Corp.*(a) 5,275 159,463
Cimpress plc*(a) 3,000 215,160
CompX International, Inc. 302 7,897
CoreCivic, Inc.* 19,216 417,756
Deluxe Corp. 7,709 174,146
Driven Brands Holdings,
Inc.*(a) 10,638 171,697
Ennis, Inc. 3,925 82,778
Enviri Corp.* 13,396 103,149
GEO Group, Inc. (The)* 22,451 628,179
Healthcare Services Group,
Inc.* 13,222 153,574
HNI Corp.(a) 8,408 423,511
Interface, Inc., Class A 10,245 249,466
LanzaTech Global, Inc.*(a) 18,273 25,034
Liquidity Services, Inc.* 3,548 114,565
Matthews International Corp.,
Class A 5,400 149,472
MillerKnoll, Inc.(a) 12,376 279,574
Montrose Environmental
Group, Inc.*(a) 5,573 103,379
NL Industries, Inc. 1,817 14,118
OPENLANE, Inc.*(a) 18,973 376,424
Perma-Fix Environmental
Services, Inc.*(a) 2,774 30,708
Pitney Bowes, Inc. 17,361 125,694
Quad/Graphics, Inc. 6,241 43,500
Quest Resource Holding
Corp.*(a) 2,642 17,173
Steelcase, Inc., Class A 16,536 195,456
UniFirst Corp. 2,654 454,073
Viad Corp.* 3,674 156,182
Virco Mfg. Corp. 2,381 24,405
VSE Corp.(a) 3,121 296,807
8,596,409
Communications Equipment 0 .7%
ADTRAN Holdings, Inc.* 13,735 114,413
Applied Optoelectronics,
Inc.*(a) 7,203 265,503
Aviat Networks, Inc.*(a) 2,086 37,777
Calix, Inc.* 10,559 368,192
Clearfield, Inc.*(a) 2,067 64,077
CommScope Holding Co.,
Inc.*(a) 37,828 197,084
Digi International, Inc.* 6,319 191,023
Extreme Networks, Inc.* 23,049 385,840
Harmonic, Inc.* 19,394 256,583
Infinera Corp.*(a) 35,650 234,221
NETGEAR, Inc.* 4,900 136,563
NetScout Systems, Inc.* 12,284 266,071
Ribbon Communications, Inc.* 16,675 69,368
Viasat, Inc.*(a) 22,175 188,709
Viavi Solutions, Inc.* 39,348 397,415
3,172,839
Common Stocks
Shares Value ($)
Construction & Engineering 1 .7%
Ameresco, Inc., Class A* 5,749 134,987
Arcosa, Inc. 8,569 828,965
Argan, Inc. 2,217 303,818
Bowman Consulting Group
Ltd., Class A*(a) 2,181 54,416
Centuri Holdings, Inc.*(a) 2,921 56,404
Concrete Pumping Holdings,
Inc.* 3,608 24,029
Construction Partners, Inc.,
Class A*(a) 7,590 671,411
Dycom Industries, Inc.* 5,021 873,955
Fluor Corp.* 30,094 1,484,236
Granite Construction, Inc.(a) 7,810 685,015
Great Lakes Dredge & Dock
Corp.*(a) 11,685 131,924
IES Holdings, Inc.*(a) 1,438 288,980
Limbach Holdings, Inc.* 1,816 155,341
Matrix Service Co.* 4,470 53,506
MYR Group, Inc.*(a) 2,826 420,424
Northwest Pipe Co.* 1,702 82,139
Orion Group Holdings, Inc.* 6,389 46,831
Primoris Services Corp. 9,501 725,876
Southland Holdings, Inc.* 851 2,766
Sterling Infrastructure, Inc.* 5,262 886,384
Tutor Perini Corp.* 7,648 185,082
8,096,489
Construction Materials 0 .5%
Knife River Corp.* 10,039 1,020,364
Smith-Midland Corp.*(a) 734 32,633
Summit Materials, Inc., Class
A* 21,338 1,079,703
United States Lime & Minerals,
Inc. 1,859 246,764
2,379,464
Consumer Finance 0 .9%
Atlanticus Holdings Corp.* 1,019 56,840
Bread Financial Holdings, Inc. 4,254 259,749
Consumer Portfolio Services,
Inc.*(a) 1,397 15,171
Dave, Inc.* 1,416 123,079
Encore Capital Group, Inc.*(a) 4,198 200,538
Enova International, Inc.* 4,433 425,036
FirstCash Holdings, Inc. 6,782 702,615
Green Dot Corp., Class A* 6,983 74,299
LendingClub Corp.* 19,575 316,919
LendingTree, Inc.* 1,941 75,214
Medallion Financial Corp.(a) 3,469 32,574
Moneylion, Inc.* 1,551 133,402
Navient Corp. 15,414 204,852
Nelnet, Inc., Class A 2,564 273,861
NerdWallet, Inc., Class A* 6,349 84,442
OppFi, Inc.(a) 4,074 31,207
PRA Group, Inc.* 7,020 146,648
PROG Holdings, Inc. 7,334 309,935
Regional Management Corp. 1,483 50,392
Upstart Holdings, Inc.* 13,842 852,252
World Acceptance Corp.* 652 73,311
4,442,336
Consumer Staples Distribution & Retail 0 .9%
Andersons, Inc. (The) 5,976 242,147

NVIT Small Cap Index Fund - December 31, 2024 - Statement of Investments - 117
Common Stocks
Shares Value ($)
Consumer Staples Distribution & Retail
Chefs' Warehouse, Inc.
(The)*(a) 6,180 304,798
Guardian Pharmacy Services,
Inc., Class A* 1,402 28,404
HF Foods Group, Inc.*(a) 6,626 21,269
Ingles Markets, Inc., Class
A(a) 2,545 164,000
Natural Grocers by Vitamin
Cottage, Inc. 1,703 67,643
PriceSmart, Inc.(a) 4,441 409,327
SpartanNash Co. 5,930 108,638
Sprouts Farmers Market, Inc.* 17,748 2,255,238
United Natural Foods, Inc.* 10,360 282,932
Village Super Market, Inc.,
Class A 1,474 47,006
Weis Markets, Inc.(a) 2,847 192,799
4,124,201
Containers & Packaging 0 .2%
Ardagh Metal Packaging SA 24,123 72,610
Greif, Inc., Class A 4,678 285,919
Greif, Inc., Class B 779 52,855
Myers Industries, Inc. 6,469 71,418
O-I Glass, Inc.* 27,490 297,992
Pactiv Evergreen, Inc. 7,316 127,811
Ranpak Holdings Corp., Class
A* 7,448 51,242
TriMas Corp.(a) 7,140 175,573
1,135,420
Distributors 0 .0%
†
A-Mark Precious Metals, Inc.
(a) 3,104 85,050
GigaCloud Technology, Inc.,
Class A*(a) 3,933 72,839
Weyco Group, Inc. 1,090 40,929
198,818
Diversified Consumer Services 1 .1%
Adtalem Global Education,
Inc.* 6,596 599,247
American Public Education,
Inc.* 2,642 56,988
Carriage Services, Inc., Class
A 2,452 97,712
Chegg, Inc.* 18,431 29,674
Coursera, Inc.* 24,582 208,947
European Wax Center, Inc.,
Class A*(a) 5,864 39,113
Frontdoor, Inc.* 13,542 740,341
Graham Holdings Co., Class B 568 495,250
KinderCare Learning Cos.,
Inc.* 4,922 87,612
Laureate Education, Inc.* 23,036 421,328
Lincoln Educational Services
Corp.* 4,379 69,276
Mister Car Wash, Inc.*(a) 16,938 123,478
Nerdy, Inc.*(a) 15,606 25,282
OneSpaWorld Holdings Ltd. 17,489 348,031
Perdoceo Education Corp. 10,046 265,918
Strategic Education, Inc. 3,917 365,926
Stride, Inc.*(a) 7,465 775,837
Udemy, Inc.*(a) 15,886 130,742
Common Stocks
Shares Value ($)
Diversified Consumer Services
Universal Technical Institute,
Inc.*(a) 6,955 178,813
5,059,515
Diversified REITs 0 .6%
Alexander & Baldwin, Inc. 13,076 231,968
Alpine Income Property Trust,
Inc. 2,179 36,585
American Assets Trust, Inc. 9,120 239,491
Armada Hoffler Properties, Inc. 13,555 138,668
Broadstone Net Lease, Inc. 34,263 543,411
CTO Realty Growth, Inc. 4,908 96,737
Empire State Realty Trust,
Inc., Class A 23,846 246,091
Essential Properties Realty
Trust, Inc.(a) 30,811 963,768
Gladstone Commercial Corp. 7,296 118,487
Global Net Lease, Inc.(a) 35,809 261,406
One Liberty Properties, Inc.(a) 3,209 87,413
2,964,025
Diversified Telecommunication Services 0 .6%
Anterix, Inc.* 1,754 53,795
AST SpaceMobile, Inc., Class
A*(a) 23,614 498,256
ATN International, Inc. 1,679 28,224
Bandwidth, Inc., Class A*(a) 4,392 74,752
Cogent Communications
Holdings, Inc.(a) 7,803 601,377
Globalstar, Inc.*(a) 128,377 265,740
IDT Corp., Class B 2,802 133,151
Liberty Latin America Ltd.,
Class A* 5,804 36,913
Liberty Latin America Ltd.,
Class C* 21,837 138,447
Lumen Technologies, Inc.* 177,907 944,686
Shenandoah
Telecommunications Co.(a) 8,659 109,190
2,884,531
Electric Utilities 0 .8%
ALLETE, Inc. 10,273 665,690
Genie Energy Ltd., Class B 2,208 34,423
Hawaiian Electric Industries,
Inc.*(a) 29,326 285,342
MGE Energy, Inc.(a) 6,448 605,854
Otter Tail Corp.(a) 7,269 536,743
Portland General Electric Co. 18,533 808,409
TXNM Energy, Inc.(a) 15,721 773,002
3,709,463
Electrical Equipment 1 .3%
Allient, Inc. 2,370 57,544
American Superconductor
Corp.*(a) 6,306 155,317
Amprius Technologies, Inc.*(a) 768 2,150
Array Technologies, Inc.*(a) 26,548 160,350
Atkore, Inc. 6,365 531,159
Blink Charging Co.*(a) 16,114 22,398
Bloom Energy Corp., Class
A*(a) 35,402 786,278
ChargePoint Holdings, Inc.*(a) 69,093 73,930
Energy Vault Holdings, Inc.*(a) 20,273 46,222
EnerSys 6,989 645,993

118 - Statement of Investments - December 31, 2024 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Electrical Equipment
Enovix Corp.*(a) 28,971 314,915
Fluence Energy, Inc.*(a) 10,677 169,551
Freyr Battery, Inc.*(a) 18,389 47,444
FuelCell Energy, Inc.*(a) 2,938 26,560
GrafTech International Ltd.*(a) 48,273 83,512
LSI Industries, Inc. 4,753 92,303
NANO Nuclear Energy, Inc.* 737 18,348
Net Power, Inc.*(a) 3,322 35,180
NEXTracker, Inc., Class A*(a) 25,444 929,469
NuScale Power Corp., Class
A* 14,920 267,516
Plug Power, Inc.*(a) 140,293 298,824
Powell Industries, Inc.(a) 1,642 363,949
Preformed Line Products Co. 436 55,716
SES AI Corp.*(a) 19,304 42,276
Shoals Technologies Group,
Inc., Class A*(a) 29,081 160,818
Stem, Inc.*(a) 28,826 17,382
Sunrun, Inc.*(a) 38,423 355,413
Thermon Group Holdings, Inc.* 5,934 170,721
TPI Composites, Inc.*(a) 8,323 15,731
Ultralife Corp.* 1,609 11,987
Vicor Corp.* 3,963 191,492
6,150,448
Electronic Equipment, Instruments & Components 3 .0%
908 Devices, Inc.* 4,627 10,179
Advanced Energy Industries,
Inc.(a) 6,594 762,464
Aeva Technologies, Inc.*(a) 3,452 16,397
Arlo Technologies, Inc.* 17,366 194,326
Badger Meter, Inc. 5,152 1,092,842
Bel Fuse, Inc., Class A 300 27,024
Bel Fuse, Inc., Class B(a) 1,837 151,497
Belden, Inc.(a) 7,149 805,049
Benchmark Electronics, Inc.(a) 6,480 294,192
Climb Global Solutions, Inc.(a) 773 97,978
CTS Corp. 5,226 275,567
Daktronics, Inc.* 7,020 118,357
ePlus, Inc.* 4,656 343,985
Evolv Technologies Holdings,
Inc.*(a) 21,947 86,691
Fabrinet* 6,409 1,409,211
FARO Technologies, Inc.* 3,583 90,865
Insight Enterprises, Inc.*(a) 4,812 731,905
Itron, Inc.* 7,976 866,034
Kimball Electronics, Inc.* 4,502 84,322
Knowles Corp.* 14,751 293,987
Lightwave Logic, Inc.*(a) 21,088 44,285
Methode Electronics, Inc. 6,215 73,275
MicroVision, Inc.*(a) 37,824 49,549
Mirion Technologies, Inc.,
Class A*(a) 36,259 632,720
Napco Security Technologies,
Inc. 6,273 223,068
nLight, Inc.* 8,414 88,263
Novanta, Inc.* 6,264 956,951
OSI Systems, Inc.*(a) 2,774 464,451
Ouster, Inc.* 8,285 101,243
PAR Technology Corp.*(a) 5,937 431,442
PC Connection, Inc. 2,169 150,247
Plexus Corp.* 4,739 741,559
Common Stocks
Shares Value ($)
Electronic Equipment, Instruments & Components
Powerfleet, Inc. NJ*(a) 17,425 116,051
Richardson Electronics Ltd.(a) 1,780 24,973
Rogers Corp.* 3,287 333,992
Sanmina Corp.* 9,596 726,129
ScanSource, Inc.* 4,407 209,112
SmartRent, Inc., Class A*(a) 31,117 54,455
TTM Technologies, Inc.* 17,778 440,005
Vishay Intertechnology, Inc. 22,487 380,930
Vishay Precision Group, Inc.* 1,936 45,438
14,041,010
Energy Equipment & Services 2 .1%
Archrock, Inc. 29,240 727,784
Atlas Energy Solutions, Inc.,
Class A(a) 11,796 261,635
Borr Drilling Ltd. 41,264 160,930
Bristow Group, Inc., Class
A*(a) 4,357 149,445
Cactus, Inc., Class A 11,767 686,722
ChampionX Corp. 34,016 924,895
Core Laboratories, Inc.(a) 8,290 143,500
DMC Global, Inc.* 3,291 24,189
Drilling Tools International
Corp.*(a) 1,527 4,993
Expro Group Holdings NV* 16,500 205,755
Forum Energy Technologies,
Inc.* 1,866 28,904
Geospace Technologies Corp.* 1,815 18,186
Helix Energy Solutions Group,
Inc.* 25,397 236,700
Helmerich & Payne, Inc.(a) 17,121 548,214
Innovex International, Inc.*(a) 5,682 79,378
Kodiak Gas Services, Inc. 5,605 228,852
Liberty Energy, Inc., Class A(a) 27,898 554,891
Mammoth Energy Services,
Inc.*(a) 3,270 9,810
Nabors Industries Ltd.* 1,678 95,931
Natural Gas Services Group,
Inc.* 1,725 46,230
Noble Corp. plc(a) 24,383 765,626
NPK International, Inc.* 13,869 106,375
Oceaneering International,
Inc.*(a) 18,076 471,422
Oil States International, Inc.* 11,397 57,669
Patterson-UTI Energy, Inc.(a) 69,741 576,061
ProFrac Holding Corp., Class
A*(a) 4,055 31,467
ProPetro Holding Corp.*(a) 15,613 145,669
Ranger Energy Services, Inc.,
Class A 2,976 46,069
RPC, Inc.(a) 14,643 86,979
SEACOR Marine Holdings,
Inc.* 4,025 26,404
Seadrill Ltd.* 12,192 474,635
Select Water Solutions, Inc.,
Class A 16,146 213,773
Solaris Energy Infrastructure,
Inc., Class A(a) 4,298 123,696
TETRA Technologies, Inc.*(a) 22,877 81,900
Tidewater, Inc.*(a) 8,598 470,397
Transocean Ltd.*(a) 128,825 483,094

NVIT Small Cap Index Fund - December 31, 2024 - Statement of Investments - 119
Common Stocks
Shares Value ($)
Energy Equipment & Services
Valaris Ltd.*(a) 10,796 477,615
9,775,795
Entertainment 0 .5%
AMC Entertainment Holdings,
Inc., Class A* 61,468 244,643
Atlanta Braves Holdings, Inc.,
Class A* 1,729 70,543
Atlanta Braves Holdings, Inc.,
Class C*(a) 8,818 337,377
Cinemark Holdings, Inc.*(a) 19,544 605,473
Eventbrite, Inc., Class A*(a) 15,076 50,655
Golden Matrix Group, Inc.*(a) 3,259 6,453
IMAX Corp.* 7,727 197,811
Lions Gate Entertainment
Corp., Class A*(a) 12,346 105,435
Lions Gate Entertainment
Corp., Class B* 20,423 154,193
LiveOne, Inc.*(a) 11,404 16,764
Madison Square Garden
Entertainment Corp., Class
A* 6,871 244,608
Marcus Corp. (The) 4,362 93,783
Playstudios, Inc.* 17,505 32,559
Reservoir Media, Inc.* 2,894 26,191
Sphere Entertainment Co.* 4,887 197,044
Vivid Seats, Inc., Class A* 13,025 60,306
2,443,838
Financial Services 2 .6%
Acacia Research Corp.* 5,239 22,737
Alerus Financial Corp. 3,903 75,094
AvidXchange Holdings, Inc.* 30,623 316,642
Banco Latinoamericano de
Comercio Exterior SA, Class
E 5,096 181,265
Burford Capital Ltd.(a) 35,523 452,918
Cannae Holdings, Inc. 10,323 205,015
Cantaloupe, Inc.*(a) 10,313 98,077
Cass Information Systems,
Inc. 2,788 114,057
Compass Diversified Holdings 11,911 274,906
Enact Holdings, Inc. 5,411 175,208
Essent Group Ltd.(a) 18,462 1,005,071
EVERTEC, Inc. 11,368 392,537
Federal Agricultural Mortgage
Corp., Class C(a) 1,654 325,755
Flywire Corp.*(a) 21,538 444,114
HA Sustainable Infrastructure
Capital, Inc.(a) 20,417 547,788
I3 Verticals, Inc., Class A* 4,254 98,012
International Money Express,
Inc.*(a) 5,648 117,648
Jackson Financial, Inc., Class
A 11,766 1,024,583
Marqeta, Inc., Class A* 84,487 320,206
Merchants Bancorp 3,205 116,886
Mr. Cooper Group, Inc.* 11,268 1,081,841
NCR Atleos Corp.*(a) 12,945 439,095
NewtekOne, Inc. 5,108 65,229
NMI Holdings, Inc., Class A* 14,060 516,846
Onity Group, Inc.* 1,278 39,247
Common Stocks
Shares Value ($)
Financial Services
Pagseguro Digital Ltd., Class
A* 35,109 219,782
Payoneer Global, Inc.* 45,150 453,306
Paysafe Ltd.*(a) 5,913 101,112
Paysign, Inc.* 6,264 18,917
PennyMac Financial Services,
Inc. 4,827 493,030
Priority Technology Holdings,
Inc.*(a) 3,936 46,248
Radian Group, Inc. 27,118 860,183
Remitly Global, Inc.*(a) 26,377 595,329
Repay Holdings Corp., Class
A*(a) 16,261 124,072
Sezzle, Inc.*(a) 428 109,482
StoneCo Ltd., Class A*(a) 51,446 410,025
SWK Holdings Corp.*(a) 494 7,835
Velocity Financial, Inc.* 1,565 30,611
Walker & Dunlop, Inc. 5,773 561,193
Waterstone Financial, Inc. 2,912 39,137
12,521,039
Food Products 1 .0%
Alico, Inc.(a) 1,170 30,338
B&G Foods, Inc.(a) 13,072 90,066
Beyond Meat, Inc.*(a) 9,955 37,431
BRC, Inc., Class A*(a) 8,507 26,967
Calavo Growers, Inc. 3,133 79,892
Cal-Maine Foods, Inc. 7,211 742,156
Dole plc 13,456 182,194
Forafric Global plc*(a) 651 6,673
Fresh Del Monte Produce, Inc. 6,069 201,551
Hain Celestial Group, Inc.
(The)*(a) 16,333 100,448
J & J Snack Foods Corp.(a) 2,659 412,491
John B Sanfilippo & Son, Inc. 1,513 131,797
Lancaster Colony Corp. 3,410 590,407
Lifeway Foods, Inc.* 745 18,476
Limoneira Co.(a) 3,158 77,245
Mama's Creations, Inc.* 5,402 43,000
Mission Produce, Inc.* 7,823 112,417
Seneca Foods Corp., Class
A*(a) 867 68,718
Simply Good Foods Co.
(The)*(a) 16,145 629,332
SunOpta, Inc.* 16,565 127,551
TreeHouse Foods, Inc.*(a) 8,229 289,085
Utz Brands, Inc.(a) 11,559 181,014
Vital Farms, Inc.*(a) 5,918 223,049
Westrock Coffee Co.*(a) 5,252 33,718
WK Kellogg Co.(a) 11,475 206,435
4,642,451
Gas Utilities 1 .0%
Brookfield Infrastructure Corp.,
Class A 21,219 848,972
Chesapeake Utilities Corp.(a) 3,887 471,688
New Jersey Resources Corp. 17,442 813,669
Northwest Natural Holding Co. 6,627 262,164
ONE Gas, Inc.(a) 10,006 692,916
RGC Resources, Inc.(a) 1,454 29,167
Southwest Gas Holdings, Inc. 10,830 765,789

120 - Statement of Investments - December 31, 2024 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Gas Utilities
Spire, Inc.(a) 10,087 684,201
4,568,566
Ground Transportation 0 .4%
ArcBest Corp. 4,227 394,464
Covenant Logistics Group,
Inc., Class A 1,508 82,201
FTAI Infrastructure, Inc. 17,848 129,576
Heartland Express, Inc. 7,694 86,327
Hertz Global Holdings, Inc.*(a) 23,140 84,692
Marten Transport Ltd. 9,439 147,343
PAMT Corp.* 941 15,414
Proficient Auto Logistics,
Inc.*(a) 2,464 19,884
RXO, Inc.* 28,029 668,211
Universal Logistics Holdings,
Inc.(a) 1,189 54,623
Werner Enterprises, Inc. 10,874 390,594
2,073,329
Health Care Equipment & Supplies 3 .0%
Accuray, Inc.* 18,273 36,181
Alphatec Holdings, Inc.* 17,935 164,643
AngioDynamics, Inc.* 6,800 62,288
Artivion, Inc.*(a) 6,989 199,816
AtriCure, Inc.*(a) 8,271 252,762
Avanos Medical, Inc.* 7,623 121,358
Axogen, Inc.* 7,756 127,819
Bioventus, Inc., Class A* 7,159 75,170
Ceribell, Inc.*(a) 2,092 54,141
Cerus Corp.*(a) 31,786 48,950
CONMED Corp.(a) 5,392 369,028
CVRx, Inc.* 2,412 30,560
Embecta Corp. 10,000 206,500
Fractyl Health, Inc.*(a) 5,293 10,904
Glaukos Corp.* 8,631 1,294,132
Haemonetics Corp.* 8,810 687,885
ICU Medical, Inc.* 3,796 589,025
Inari Medical, Inc.*(a) 9,403 480,023
Inmode Ltd.*(a) 12,722 212,457
Inogen, Inc.* 4,635 42,503
Integer Holdings Corp.* 5,875 778,555
Integra LifeSciences Holdings
Corp.*(a) 11,775 267,057
iRadimed Corp. 1,233 67,815
iRhythm Technologies, Inc.*(a) 5,535 499,091
Lantheus Holdings, Inc.*(a) 12,151 1,087,028
LeMaitre Vascular, Inc.(a) 3,517 324,056
LivaNova plc* 9,661 447,401
Merit Medical Systems, Inc.* 10,012 968,361
Neogen Corp.*(a) 38,756 470,498
NeuroPace, Inc.* 2,242 25,088
Nevro Corp.*(a) 5,638 20,973
Novocure Ltd.*(a) 18,854 561,849
Omnicell, Inc.* 8,135 362,170
OraSure Technologies, Inc.* 12,578 45,407
Orchestra BioMed Holdings,
Inc.*(a) 3,775 15,100
Orthofix Medical, Inc.* 5,985 104,498
OrthoPediatrics Corp.*(a) 3,050 70,699
Paragon 28, Inc.*(a) 7,878 81,380
PROCEPT BioRobotics
Corp.*(a) 7,849 632,001
Common Stocks
Shares Value ($)
Health Care Equipment & Supplies
Pulmonx Corp.* 7,410 50,314
Pulse Biosciences, Inc.*(a) 3,540 61,631
RxSight, Inc.* 6,430 221,063
Sanara Medtech, Inc.*(a) 526 17,463
Semler Scientific, Inc.* 804 43,416
SI-BONE, Inc.* 6,840 95,897
Sight Sciences, Inc.*(a) 5,833 21,232
STAAR Surgical Co.*(a) 8,653 210,181
Stereotaxis, Inc.*(a) 9,136 20,830
Surmodics, Inc.* 2,350 93,060
Tactile Systems Technology,
Inc.* 4,259 72,957
Tandem Diabetes Care,
Inc.*(a) 11,390 410,268
TransMedics Group, Inc.*(a) 5,762 359,261
Treace Medical Concepts,
Inc.* 8,586 63,880
UFP Technologies, Inc.*(a) 1,290 315,418
Utah Medical Products, Inc. 445 27,354
Varex Imaging Corp.* 6,511 94,996
Zimvie, Inc.* 5,048 70,420
Zynex, Inc.*(a) 2,178 17,446
14,162,259
Health Care Providers & Services 2 .7%
Accolade, Inc.* 12,361 42,275
AdaptHealth Corp., Class A*(a) 17,904 170,446
Addus HomeCare Corp.* 3,059 383,446
agilon health, Inc.*(a) 53,783 102,188
AirSculpt Technologies,
Inc.*(a) 2,144 11,127
Alignment Healthcare, Inc.* 17,605 198,056
AMN Healthcare Services,
Inc.* 6,583 157,465
Ardent Health Partners, Inc.* 1,959 33,460
Astrana Health, Inc.* 7,587 239,218
Aveanna Healthcare Holdings,
Inc.* 9,709 44,370
BrightSpring Health Services,
Inc.*(a) 9,531 162,313
Brookdale Senior Living,
Inc.*(a) 33,440 168,203
Castle Biosciences, Inc.* 4,458 118,806
Community Health Systems,
Inc.*(a) 22,139 66,196
Concentra Group Holdings
Parent, Inc. 19,572 387,134
CorVel Corp.*(a) 4,668 519,362
Cross Country Healthcare,
Inc.* 5,612 101,914
DocGo, Inc.*(a) 16,773 71,117
Enhabit, Inc.* 8,169 63,800
Ensign Group, Inc. (The) 9,748 1,295,119
Fulgent Genetics, Inc.* 3,537 65,328
GeneDx Holdings Corp., Class
A*(a) 2,212 170,014
Guardant Health, Inc.* 20,851 636,998
HealthEquity, Inc.* 15,103 1,449,133
Hims & Hers Health, Inc.*(a) 33,375 807,007
InfuSystem Holdings, Inc.* 3,437 29,043
Innovage Holding Corp.* 2,750 10,807
Joint Corp. (The)*(a) 1,656 17,603

NVIT Small Cap Index Fund - December 31, 2024 - Statement of Investments - 121
Common Stocks
Shares Value ($)
Health Care Providers & Services
LifeStance Health Group, Inc.* 23,914 176,246
ModivCare, Inc.*(a) 2,027 24,000
Nano-X Imaging Ltd.*(a) 9,124 65,693
National HealthCare Corp. 2,163 232,652
National Research Corp.(a) 2,428 42,830
NeoGenomics, Inc.*(a) 22,363 368,542
OPKO Health, Inc.*(a) 55,715 81,901
Option Care Health, Inc.* 30,201 700,663
Owens & Minor, Inc.* 13,470 176,053
PACS Group, Inc.* 6,445 84,494
Patterson Cos., Inc. 13,858 427,658
Pediatrix Medical Group, Inc.* 15,491 203,242
Pennant Group, Inc. (The)* 5,774 153,126
Performant Healthcare, Inc.* 12,888 38,922
Privia Health Group, Inc.* 17,765 347,306
Progyny, Inc.* 14,004 241,569
Quipt Home Medical Corp.* 7,072 21,570
RadNet, Inc.* 11,688 816,290
Select Medical Holdings Corp.
(a) 19,426 366,180
Sonida Senior Living, Inc.*(a) 575 13,271
Surgery Partners, Inc.* 13,617 288,272
Talkspace, Inc.* 20,606 63,673
US Physical Therapy, Inc.(a) 2,572 228,162
Viemed Healthcare, Inc.* 6,479 51,962
12,736,225
Health Care REITs 0 .7%
American Healthcare REIT,
Inc.(a) 26,942 765,692
CareTrust REIT, Inc.(a) 32,943 891,108
Community Healthcare Trust,
Inc. 5,055 97,106
Diversified Healthcare Trust(a) 38,224 87,915
Global Medical REIT, Inc. 10,562 81,539
LTC Properties, Inc.(a) 7,923 273,740
National Health Investors, Inc. 7,524 521,413
Sabra Health Care REIT, Inc.
(a) 42,676 739,148
Strawberry Fields REIT, Inc. 1,745 18,392
Universal Health Realty
Income Trust 2,165 80,560
3,556,613
Health Care Technology 0 .3%
Definitive Healthcare Corp.,
Class A* 9,645 39,641
Evolent Health, Inc., Class
A*(a) 20,589 231,626
Health Catalyst, Inc.* 9,935 70,241
HealthStream, Inc. 4,013 127,613
LifeMD, Inc.* 5,824 28,829
OptimizeRx Corp.* 3,454 16,786
Phreesia, Inc.* 9,637 242,467
Schrodinger, Inc.*(a) 9,808 189,196
Simulations Plus, Inc.(a) 2,619 73,044
Teladoc Health, Inc.* 30,150 274,064
Waystar Holding Corp.*(a) 7,791 285,930
1,579,437
Hotel & Resort REITs 0 .8%
Apple Hospitality REIT, Inc. 41,221 632,742
Common Stocks
Shares Value ($)
Hotel & Resort REITs
Braemar Hotels & Resorts,
Inc.(a) 12,891 38,673
Chatham Lodging Trust 8,835 79,073
DiamondRock Hospitality
Co.(a) 37,068 334,724
Pebblebrook Hotel Trust(a) 20,971 284,157
RLJ Lodging Trust 27,144 277,140
Ryman Hospitality Properties,
Inc.(a) 10,496 1,095,153
Service Properties Trust 28,485 72,352
Summit Hotel Properties, Inc.
(a) 18,265 125,115
Sunstone Hotel Investors, Inc. 36,433 431,367
Xenia Hotels & Resorts, Inc. 18,175 270,081
3,640,577
Hotels, Restaurants & Leisure 2 .0%
Accel Entertainment, Inc.,
Class A* 8,357 89,253
Bally's Corp.*(a) 4,494 80,398
Biglari Holdings, Inc., Class B* 109 27,718
BJ's Restaurants, Inc.* 3,276 115,102
Bloomin' Brands, Inc. 13,565 165,629
Brinker International, Inc.* 7,783 1,029,613
Cheesecake Factory, Inc.
(The)(a) 8,459 401,295
Cracker Barrel Old Country
Store, Inc.(a) 3,977 210,224
Dave & Buster's
Entertainment, Inc.*(a) 5,814 169,711
Denny's Corp.*(a) 9,497 57,457
Despegar.com Corp.* 10,894 209,709
Dine Brands Global, Inc.(a) 2,683 80,758
El Pollo Loco Holdings, Inc.* 4,706 54,307
Empire Resorts, Inc.*^∞ 444 0
Everi Holdings, Inc.* 14,202 191,869
First Watch Restaurant Group,
Inc.*(a) 5,493 102,225
Full House Resorts, Inc.*(a) 5,321 21,710
Global Business Travel Group
I*(a) 21,933 203,538
Golden Entertainment, Inc. 3,426 108,262
Hilton Grand Vacations, Inc.* 12,637 492,211
Inspired Entertainment,
Inc.*(a) 3,980 36,019
International Game
Technology plc 20,137 355,619
Jack in the Box, Inc.(a) 3,542 147,489
Krispy Kreme, Inc.(a) 14,941 148,364
Kura Sushi USA, Inc., Class
A*(a) 1,054 95,471
Life Time Group Holdings,
Inc.* 10,825 239,449
Lindblad Expeditions Holdings,
Inc.*(a) 6,113 72,500
Monarch Casino & Resort, Inc. 2,215 174,763
Nathan's Famous, Inc. 439 34,510
ONE Group Hospitality, Inc.
(The)*(a) 3,598 10,434
Papa John's International, Inc.
(a) 5,760 236,563
PlayAGS, Inc.* 7,043 81,206

122 - Statement of Investments - December 31, 2024 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Hotels, Restaurants & Leisure
Portillo's, Inc., Class A*(a) 9,950 93,530
Potbelly Corp.* 5,247 49,427
RCI Hospitality Holdings, Inc. 1,459 83,849
Red Rock Resorts, Inc., Class
A(a) 8,655 400,207
Rush Street Interactive,
Inc.*(a) 13,720 188,238
Sabre Corp.* 66,331 242,108
Shake Shack, Inc., Class A* 6,695 869,011
Six Flags Entertainment Corp.
(a) 16,474 793,882
Super Group SGHC Ltd.(a) 26,773 166,796
Sweetgreen, Inc., Class A*(a) 17,760 569,386
Target Hospitality Corp.* 5,932 57,333
United Parks & Resorts,
Inc.*(a) 5,832 327,700
Vacasa, Inc., Class A* 1,895 9,286
Xponential Fitness, Inc., Class
A*(a) 4,140 55,683
9,349,812
Household Durables 1 .9%
Beazer Homes USA, Inc.* 5,129 140,842
Cavco Industries, Inc.* 1,439 642,125
Century Communities, Inc.(a) 4,837 354,842
Champion Homes, Inc.* 9,442 831,840
Cricut, Inc., Class A(a) 8,571 48,855
Dream Finders Homes, Inc.,
Class A*(a) 5,011 116,606
Ethan Allen Interiors, Inc.(a) 3,850 108,224
Flexsteel Industries, Inc. 759 41,244
GoPro, Inc., Class A* 20,161 21,976
Green Brick Partners, Inc.* 5,487 309,961
Hamilton Beach Brands
Holding Co., Class A 1,409 23,713
Helen of Troy Ltd.*(a) 4,080 244,106
Hooker Furnishings Corp.(a) 1,704 23,873
Hovnanian Enterprises, Inc.,
Class A* 882 118,029
Installed Building Products,
Inc.(a) 4,228 740,957
iRobot Corp.*(a) 5,150 39,913
KB Home(a) 11,350 745,922
Landsea Homes Corp.* 3,049 25,886
La-Z-Boy, Inc. 7,493 326,470
Legacy Housing Corp.* 1,561 38,526
LGI Homes, Inc.*(a) 3,695 330,333
Lifetime Brands, Inc. 2,090 12,352
Lovesac Co. (The)*(a) 2,656 62,841
M/I Homes, Inc.* 4,740 630,183
Meritage Homes Corp. 6,313 971,066
Purple Innovation, Inc., Class
A* 8,758 6,831
Sonos, Inc.*(a) 21,603 324,909
Taylor Morrison Home Corp.,
Class A* 18,159 1,111,512
Traeger, Inc.* 5,223 12,483
Tri Pointe Homes, Inc.* 16,348 592,778
United Homes Group, Inc.* 678 2,868
Worthington Enterprises, Inc. 5,617 225,298
9,227,364
Common Stocks
Shares Value ($)
Household Products 0 .3%
Central Garden & Pet Co.*(a) 2,226 86,369
Central Garden & Pet Co.,
Class A* 8,413 278,050
Energizer Holdings, Inc. 12,762 445,266
Oil-Dri Corp. of America 847 74,231
WD-40 Co.(a) 2,388 579,520
1,463,436
Independent Power and Renewable Electricity Producers
0 .2%
Altus Power, Inc., Class A*(a) 12,510 50,916
Montauk Renewables, Inc.*(a) 11,316 45,037
Ormat Technologies, Inc.(a) 10,139 686,613
Sunnova Energy International,
Inc.*(a) 19,011 65,208
847,774
Industrial Conglomerates 0 .0%
†
Brookfield Business Corp.,
Class A 4,691 113,804
Industrial REITs 0 .4%
Industrial Logistics Properties
Trust 10,869 39,672
Innovative Industrial
Properties, Inc. 5,054 336,799
LXP Industrial Trust 51,737 420,104
Plymouth Industrial REIT, Inc.
(a) 6,976 124,173
Terreno Realty Corp.(a) 16,830 995,326
1,916,074
Insurance 2 .0%
Ambac Financial Group, Inc.* 8,310 105,122
American Coastal Insurance
Corp.* 4,266 57,420
AMERISAFE, Inc. 3,377 174,051
Baldwin Insurance Group, Inc.
(The), Class A*(a) 11,803 457,484
Bowhead Specialty Holdings,
Inc.* 2,097 74,485
CNO Financial Group, Inc. 19,230 715,548
Crawford & Co., Class A 3,158 36,507
Donegal Group, Inc., Class
A(a) 2,996 46,348
Employers Holdings, Inc. 3,962 202,973
Enstar Group Ltd.* 2,257 726,867
F&G Annuities & Life, Inc. 2,808 116,364
Fidelis Insurance Holdings Ltd. 9,084 164,693
Genworth Financial, Inc.,
Class A* 68,033 475,551
GoHealth, Inc., Class A* 657 8,797
Goosehead Insurance, Inc.,
Class A*(a) 3,974 426,092
Greenlight Capital Re Ltd.,
Class A*(a) 5,387 75,418
Hamilton Insurance Group
Ltd., Class B* 7,486 142,459
HCI Group, Inc.(a) 1,403 163,492
Heritage Insurance Holdings,
Inc.* 4,059 49,114
Hippo Holdings, Inc.*(a) 3,729 99,825
Horace Mann Educators Corp. 6,665 261,468
Investors Title Co. 262 62,031

NVIT Small Cap Index Fund - December 31, 2024 - Statement of Investments - 123
Common Stocks
Shares Value ($)
Insurance
James River Group Holdings
Ltd. 5,756 28,032
Kingsway Financial Services,
Inc.* 2,051 17,167
Lemonade, Inc.*(a) 9,134 335,035
Maiden Holdings Ltd.*(a) 16,681 28,191
MBIA, Inc.*(a) 7,345 47,449
Mercury General Corp. 4,909 326,350
NI Holdings, Inc.* 1,529 24,005
Oscar Health, Inc., Class A*(a) 35,056 471,153
Palomar Holdings, Inc.* 4,549 480,329
ProAssurance Corp.* 8,709 138,560
Root, Inc., Class A* 1,589 115,346
Safety Insurance Group, Inc. 2,676 220,502
Selective Insurance Group,
Inc. 10,860 1,015,627
Selectquote, Inc.*(a) 24,744 92,048
SiriusPoint Ltd.* 17,378 284,825
Skyward Specialty Insurance
Group, Inc.* 6,749 341,094
Stewart Information Services
Corp.(a) 4,318 291,422
Tiptree, Inc., Class A 4,906 102,339
Trupanion, Inc.*(a) 5,898 284,284
United Fire Group, Inc. 3,705 105,407
Universal Insurance Holdings,
Inc. 4,487 94,496
9,485,770
Interactive Media & Services 0 .6%
Bumble, Inc., Class A* 17,194 139,959
Cargurus, Inc., Class A* 15,359 561,218
Cars.com, Inc.* 11,589 200,837
EverQuote, Inc., Class A* 4,210 84,158
fuboTV, Inc.*(a) 56,949 71,756
Getty Images Holdings,
Inc.*(a) 16,656 35,977
Grindr, Inc.* 4,290 76,534
MediaAlpha, Inc., Class A* 5,181 58,493
Nextdoor Holdings, Inc.*(a) 29,356 69,574
Outbrain, Inc.* 7,466 53,606
QuinStreet, Inc.* 9,737 224,633
Shutterstock, Inc.(a) 4,442 134,815
System1, Inc.*(a) 6,163 5,536
TrueCar, Inc.* 15,719 58,632
Vimeo, Inc.* 25,721 164,614
Webtoon Entertainment,
Inc.*(a) 2,700 36,666
Yelp, Inc., Class A* 11,468 443,812
Ziff Davis, Inc.* 7,787 423,145
ZipRecruiter, Inc., Class A* 13,272 96,089
2,940,054
IT Services 0 .6%
Applied Digital Corp.*(a) 33,931 259,233
ASGN, Inc.*(a) 7,730 644,218
Backblaze, Inc., Class A* 6,578 39,600
BigBear.ai Holdings, Inc.*(a) 17,363 77,265
BigCommerce Holdings, Inc.,
Series 1* 13,044 79,829
Core Scientific, Inc.*(a) 31,515 442,786
Couchbase, Inc.* 7,089 110,518
DigitalOcean Holdings, Inc.*(a) 11,548 393,440
Common Stocks
Shares Value ($)
IT Services
Fastly, Inc., Class A*(a) 22,911 216,280
Grid Dynamics Holdings, Inc.* 10,331 229,761
Hackett Group, Inc. (The) 4,221 129,669
Information Services Group,
Inc. 7,689 25,681
Rackspace Technology,
Inc.*(a) 13,194 29,159
Tucows, Inc., Class A*(a) 1,339 22,950
Unisys Corp.* 11,687 73,979
2,774,368
Leisure Products 0 .4%
Acushnet Holdings Corp.(a) 5,011 356,182
AMMO, Inc.*(a) 18,385 20,223
Clarus Corp.(a) 4,367 19,695
Escalade, Inc.(a) 1,771 25,290
Funko, Inc., Class A* 5,220 69,896
JAKKS Pacific, Inc.* 1,637 46,082
Johnson Outdoors, Inc., Class
A(a) 808 26,664
Latham Group, Inc.* 6,923 48,184
Malibu Boats, Inc., Class A*(a) 3,594 135,098
Marine Products Corp.(a) 1,063 9,748
MasterCraft Boat Holdings,
Inc.* 2,688 51,260
Peloton Interactive, Inc., Class
A*(a) 62,031 539,670
Revelyst, Inc.* 10,229 196,704
Smith & Wesson Brands, Inc. 8,133 82,184
Solo Brands, Inc., Class A*(a) 3,415 3,893
Sturm Ruger & Co., Inc. 2,735 96,737
Topgolf Callaway Brands
Corp.*(a) 25,347 199,227
1,926,737
Life Sciences Tools & Services 0 .3%
Adaptive Biotechnologies
Corp.* 20,749 124,390
Akoya Biosciences, Inc.*(a) 3,898 8,926
BioLife Solutions, Inc.*(a) 6,292 163,340
ChromaDex Corp.*(a) 8,195 43,475
Codexis, Inc.* 14,147 67,481
CryoPort, Inc.* 8,101 63,026
Cytek Biosciences, Inc.* 21,578 140,041
Harvard Bioscience, Inc.*(a) 5,847 12,337
Lifecore Biomedical, Inc.*(a) 3,482 25,871
Maravai LifeSciences
Holdings, Inc., Class A*(a) 18,810 102,515
MaxCyte, Inc.*(a) 19,672 81,836
Mesa Laboratories, Inc.(a) 856 112,881
Nautilus Biotechnology, Inc.,
Class A*(a) 8,320 13,978
OmniAb, Inc.*(a) 16,230 57,454
OmniAb, Inc.*^∞(a) 1,742 0
Pacific Biosciences of
California, Inc.*(a) 46,260 84,656
Quanterix Corp.* 6,366 67,671
Quantum-Si, Inc.*(a) 15,042 40,613
Standard BioTools, Inc.*(a) 54,307 95,037
1,305,528
Machinery 3 .9%
374Water, Inc.*(a) 14,585 9,956

124 - Statement of Investments - December 31, 2024 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Machinery
3D Systems Corp.*(a) 23,188 76,057
Alamo Group, Inc. 1,817 337,799
Albany International Corp.,
Class A 5,506 440,315
Astec Industries, Inc.(a) 4,082 137,155
Atmus Filtration Technologies,
Inc. 14,811 580,295
Barnes Group, Inc. 8,272 390,935
Blue Bird Corp.*(a) 5,632 217,564
Chart Industries, Inc.* 7,561 1,442,941
Columbus McKinnon Corp.(a) 4,920 183,221
Commercial Vehicle Group,
Inc.*(a) 6,475 16,058
Douglas Dynamics, Inc. 3,799 89,770
Eastern Co. (The) 820 21,763
Energy Recovery, Inc.* 9,910 145,677
Enerpac Tool Group Corp.,
Class A 9,526 391,423
Enpro, Inc.(a) 3,698 637,720
ESCO Technologies, Inc. 4,529 603,308
Federal Signal Corp. 10,543 974,068
Franklin Electric Co., Inc. 7,896 769,465
Gencor Industries, Inc.* 1,714 30,252
Gorman-Rupp Co. (The) 3,482 132,037
Graham Corp.* 1,892 84,137
Greenbrier Cos., Inc. (The)(a) 5,508 335,933
Helios Technologies, Inc. 5,769 257,528
Hillenbrand, Inc. 12,496 384,627
Hillman Solutions Corp.* 33,545 326,728
Hyliion Holdings Corp.* 25,935 67,690
Hyster-Yale, Inc. 2,045 104,152
John Bean Technologies Corp.
(a) 8,234 1,046,541
Kadant, Inc.(a) 2,058 709,989
Kennametal, Inc.(a) 13,858 332,869
L B Foster Co., Class A* 1,509 40,592
Lindsay Corp. 1,864 220,530
Luxfer Holdings plc 4,821 63,107
Manitowoc Co., Inc. (The)* 6,067 55,392
Mayville Engineering Co., Inc.* 2,062 32,415
Miller Industries, Inc.(a) 1,931 126,210
Mueller Industries, Inc. 19,658 1,560,059
Mueller Water Products, Inc.,
Class A 27,434 617,265
NN, Inc.*(a) 7,715 25,228
Omega Flex, Inc. 477 20,020
Park-Ohio Holdings Corp. 1,546 40,613
Proto Labs, Inc.* 4,520 176,687
REV Group, Inc. 9,067 288,965
Shyft Group, Inc. (The) 5,966 70,041
SPX Technologies, Inc.* 7,924 1,153,101
Standex International Corp.(a) 2,053 383,891
Taylor Devices, Inc.* 369 15,358
Tennant Co. 3,288 268,071
Terex Corp.(a) 11,806 545,673
Titan International, Inc.*(a) 8,342 56,642
Trinity Industries, Inc.(a) 14,570 511,407
Twin Disc, Inc. 1,759 20,668
Wabash National Corp. 7,932 135,875
Common Stocks
Shares Value ($)
Machinery
Watts Water Technologies,
Inc., Class A(a) 4,767 969,131
18,674,914
Marine Transportation 0 .3%
Costamare, Inc. 7,788 100,076
Genco Shipping & Trading Ltd.
(a) 7,920 110,405
Golden Ocean Group Ltd. 21,181 189,782
Himalaya Shipping Ltd. 4,875 23,692
Matson, Inc.(a) 5,784 779,915
Pangaea Logistics Solutions
Ltd. 5,812 31,152
Safe Bulkers, Inc. 11,215 40,037
1,275,059
Media 0 .8%
Advantage Solutions, Inc.* 17,774 51,900
AMC Networks, Inc., Class
A*(a) 5,356 53,024
Boston Omaha Corp., Class
A*(a) 4,087 57,954
Cable One, Inc.(a) 994 359,947
Cardlytics, Inc.* 6,834 25,354
Clear Channel Outdoor
Holdings, Inc.*(a) 60,568 82,978
EchoStar Corp., Class A*(a) 21,235 486,282
Emerald Holding, Inc. 2,270 10,941
Entravision Communications
Corp., Class A 13,281 31,210
EW Scripps Co. (The), Class
A*(a) 11,548 25,521
Gambling.com Group Ltd.* 2,965 41,747
Gannett Co., Inc.* 25,808 130,589
Gray Television, Inc.(a) 15,672 49,367
Ibotta, Inc., Class A*(a) 2,744 178,580
iHeartMedia, Inc., Class A*(a) 20,299 40,192
Innovid Corp.* 17,664 54,582
Integral Ad Science Holding
Corp.* 12,954 135,240
John Wiley & Sons, Inc., Class
A(a) 7,095 310,122
Magnite, Inc.*(a) 21,998 350,208
National CineMedia, Inc.*(a) 11,957 79,394
PubMatic, Inc., Class A* 7,501 110,190
Scholastic Corp. 4,252 90,695
Sinclair, Inc. 5,944 95,936
Stagwell, Inc., Class A* 15,343 100,957
TechTarget, Inc.* 4,661 92,381
TEGNA, Inc.(a) 29,396 537,653
Thryv Holdings, Inc.* 6,410 94,868
Townsquare Media, Inc., Class
A 2,363 21,480
WideOpenWest, Inc.* 9,295 46,103
3,745,395
Metals & Mining 1 .5%
Alpha Metallurgical Resources,
Inc.* 1,931 386,432
Arch Resources, Inc. 3,071 433,687
Caledonia Mining Corp. plc 2,874 27,044
Carpenter Technology Corp. 8,370 1,420,473
Century Aluminum Co.* 9,358 170,503

NVIT Small Cap Index Fund - December 31, 2024 - Statement of Investments - 125
Common Stocks
Shares Value ($)
Metals & Mining
Coeur Mining, Inc.*(a) 70,397 402,671
Commercial Metals Co. 20,092 996,563
Compass Minerals
International, Inc.(a) 6,179 69,514
Constellium SE, Class A* 22,967 235,871
Contango ORE, Inc.*(a) 1,683 16,864
Critical Metals Corp.* 949 6,444
Dakota Gold Corp.* 10,981 24,158
Hecla Mining Co. 104,393 512,570
i-80 Gold Corp.* 51,289 24,875
Ivanhoe Electric, Inc.*(a) 14,780 111,589
Kaiser Aluminum Corp. 2,806 197,178
Lifezone Metals Ltd.* 5,890 40,935
MAC Copper Ltd., Class A* 9,217 97,884
Materion Corp.(a) 3,583 354,287
Metallus, Inc.*(a) 7,646 108,038
Novagold Resources, Inc.* 42,351 141,029
Olympic Steel, Inc. 1,862 61,092
Perpetua Resources Corp.* 6,900 73,623
Piedmont Lithium, Inc.*(a) 3,530 30,852
Radius Recycling, Inc., Class A 4,590 69,860
Ramaco Resources, Inc.,
Class A(a) 4,523 46,406
Ramaco Resources, Inc.,
Class B(a) 769 7,598
Ryerson Holding Corp.(a) 4,926 91,180
SSR Mining, Inc.* 35,661 248,201
SunCoke Energy, Inc. 14,955 160,018
Tredegar Corp.* 5,089 39,083
Universal Stainless & Alloy
Products, Inc.* 1,443 63,535
Warrior Met Coal, Inc. 9,050 490,872
Worthington Steel, Inc.(a) 5,731 182,360
7,343,289
Mortgage Real Estate Investment Trusts (REITs) 0 .9%
Advanced Flower Capital, Inc.
(a) 4,014 33,437
AG Mortgage Investment
Trust, Inc. 4,810 31,986
Angel Oak Mortgage REIT, Inc. 1,581 14,672
Apollo Commercial Real
Estate Finance, Inc.(a) 25,742 222,926
Arbor Realty Trust, Inc.(a) 24,899 344,851
Ares Commercial Real Estate
Corp.(a) 9,669 56,950
ARMOUR Residential REIT,
Inc.(a) 9,631 181,641
Blackstone Mortgage Trust,
Inc., Class A 31,575 549,721
BrightSpire Capital, Inc., Class
A 24,726 139,455
Chicago Atlantic Real Estate
Finance, Inc. 2,828 43,608
Chimera Investment Corp. 14,302 200,228
Claros Mortgage Trust, Inc.(a) 15,726 71,081
Dynex Capital, Inc.(a) 13,653 172,710
Ellington Financial, Inc.(a) 14,456 175,207
Franklin BSP Realty Trust, Inc.
(a) 14,316 179,523
Granite Point Mortgage Trust,
Inc. 7,976 22,253
Common Stocks
Shares Value ($)
Mortgage Real Estate Investment Trusts (REITs)
Invesco Mortgage Capital, Inc.
(a) 10,042 80,838
KKR Real Estate Finance
Trust, Inc.(a) 10,537 106,424
Ladder Capital Corp., Class A 21,481 240,372
MFA Financial, Inc.(a) 18,562 189,147
New York Mortgage Trust, Inc.
(a) 16,450 99,687
Nexpoint Real Estate Finance,
Inc. 1,286 20,177
Orchid Island Capital, Inc.(a) 13,508 105,092
PennyMac Mortgage
Investment Trust(a) 16,252 204,613
Ready Capital Corp.(a) 30,002 204,614
Redwood Trust, Inc.(a) 22,805 148,917
Seven Hills Realty Trust(a) 3,016 39,449
Sunrise Realty Trust, Inc.(a) 990 13,939
TPG RE Finance Trust, Inc. 10,903 92,675
Two Harbors Investment Corp.
(a) 18,383 217,471
4,203,664
Multi-Utilities 0 .4%
Avista Corp.(a) 13,856 507,545
Black Hills Corp. 12,620 738,523
Northwestern Energy Group,
Inc. 11,047 590,573
Unitil Corp. 2,765 149,835
1,986,476
Office REITs 0 .7%
Brandywine Realty Trust(a) 28,615 160,244
City Office REIT, Inc. 7,930 43,774
COPT Defense Properties(a) 19,955 617,607
Douglas Emmett, Inc.(a) 18,682 346,738
Easterly Government
Properties, Inc., Class A(a) 17,424 197,937
Franklin Street Properties
Corp. 16,629 30,431
Hudson Pacific Properties, Inc.
(a) 24,016 72,769
JBG SMITH Properties 14,493 222,757
NET Lease Office
Properties*(a) 2,840 88,636
Orion Office REIT, Inc. 10,993 40,784
Paramount Group, Inc.(a) 33,511 165,544
Peakstone Realty Trust(a) 6,870 76,051
Piedmont Office Realty Trust,
Inc., Class A 22,884 209,389
Postal Realty Trust, Inc., Class
A 2,595 33,865
SL Green Realty Corp.(a) 12,534 851,309
3,157,835
Oil, Gas & Consumable Fuels 3 .0%
Aemetis, Inc.* 5,986 16,102
Amplify Energy Corp.*(a) 7,159 42,954
Ardmore Shipping Corp.(a) 6,988 84,904
Berry Corp. 13,562 56,011
BKV Corp.* 2,538 60,354
California Resources Corp.(a) 12,123 629,062
Centrus Energy Corp., Class
A*(a) 2,591 172,587

126 - Statement of Investments - December 31, 2024 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
Clean Energy Fuels Corp.*(a) 28,628 71,856
CNX Resources Corp.*(a) 25,891 949,423
Comstock Resources, Inc.*(a) 16,405 298,899
CONSOL Energy, Inc.(a) 5,189 553,563
Crescent Energy Co., Class
A(a) 28,744 419,950
CVR Energy, Inc.(a) 6,019 112,796
Delek US Holdings, Inc. 11,350 209,975
DHT Holdings, Inc. 22,725 211,115
Diversified Energy Co. plc
Reg. S(a) 8,311 139,625
Dorian LPG Ltd.(a) 6,260 152,556
Empire Petroleum Corp.* 2,821 21,440
Encore Energy Corp.* 31,664 107,974
Energy Fuels, Inc.*(a) 33,250 170,572
Evolution Petroleum Corp.(a) 4,403 23,028
Excelerate Energy, Inc., Class
A 3,256 98,494
FLEX LNG Ltd.(a) 4,948 113,507
FutureFuel Corp. 4,710 24,916
Golar LNG Ltd.(a) 17,497 740,473
Granite Ridge Resources, Inc.
(a) 8,335 53,844
Green Plains, Inc.* 10,726 101,682
Gulfport Energy Corp.*(a) 2,285 420,897
Hallador Energy Co.*(a) 4,767 54,582
HighPeak Energy, Inc.(a) 2,592 38,102
International Seaways, Inc.(a) 7,058 253,665
Kinetik Holdings, Inc., Class A 6,810 386,195
Kosmos Energy Ltd.* 81,669 279,308
Magnolia Oil & Gas Corp.,
Class A(a) 30,754 719,029
Murphy Oil Corp. 25,879 783,099
NACCO Industries, Inc., Class
A 573 17,087
NextDecade Corp.*(a) 20,369 157,045
Nordic American Tankers Ltd.
(a) 33,962 84,905
Northern Oil & Gas, Inc.(a) 17,688 657,286
Par Pacific Holdings, Inc.* 9,828 161,081
PBF Energy, Inc., Class A(a) 17,909 475,484
Peabody Energy Corp.(a) 22,243 465,768
PrimeEnergy Resources
Corp.* 129 28,327
REX American Resources
Corp.* 2,679 111,688
Riley Exploration Permian, Inc. 1,866 59,563
Ring Energy, Inc.*(a) 24,469 33,278
Sable Offshore Corp.*(a) 8,782 201,108
SandRidge Energy, Inc. 5,395 63,175
Scorpio Tankers, Inc. 7,833 389,222
SFL Corp. Ltd.(a) 22,185 226,731
Sitio Royalties Corp., Class A 13,454 258,048
SM Energy Co.(a) 20,265 785,471
Talos Energy, Inc.*(a) 25,886 251,353
Teekay Corp. Ltd.(a) 9,569 66,313
Teekay Tankers Ltd., Class A 4,175 166,123
Uranium Energy Corp.*(a) 70,877 474,167
Ur-Energy, Inc.* 57,311 65,908
VAALCO Energy, Inc.(a) 17,535 76,628
Vital Energy, Inc.*(a) 5,023 155,311
Vitesse Energy, Inc.(a) 4,081 102,025
Common Stocks
Shares Value ($)
Oil, Gas & Consumable Fuels
W&T Offshore, Inc.(a) 21,177 35,154
World Kinect Corp.(a) 10,124 278,511
14,419,299
Paper & Forest Products 0 .1%
Clearwater Paper Corp.* 2,842 84,606
Sylvamo Corp. 6,168 487,396
572,002
Passenger Airlines 0 .5%
Allegiant Travel Co.(a) 2,748 258,642
Blade Air Mobility, Inc.* 9,653 41,025
Frontier Group Holdings,
Inc.*(a) 7,627 54,228
JetBlue Airways Corp.*(a) 55,367 435,185
Joby Aviation, Inc.*(a) 76,007 617,937
SkyWest, Inc.*(a) 7,070 707,919
Sun Country Airlines Holdings,
Inc.*(a) 7,080 103,226
Wheels Up Experience,
Inc.*(a) 14,782 24,390
2,242,552
Personal Care Products 0 .3%
Beauty Health Co. (The)*(a) 12,420 19,748
Edgewell Personal Care Co.(a) 8,499 285,566
Herbalife Ltd.*(a) 17,592 117,690
Honest Co., Inc. (The)* 14,581 101,046
Interparfums, Inc.(a) 3,205 421,490
Medifast, Inc.* 1,832 32,280
Nature's Sunshine Products,
Inc.* 2,114 30,991
Nu Skin Enterprises, Inc.,
Class A 8,693 59,895
Olaplex Holdings, Inc.*(a) 23,055 39,885
USANA Health Sciences, Inc.* 1,912 68,622
Veru, Inc.*(a) 21,723 14,131
Waldencast plc, Class A* 4,054 16,297
1,207,641
Pharmaceuticals 1 .7%
Alto Neuroscience, Inc.*(a) 3,612 15,279
Alumis, Inc.*(a) 2,260 17,764
Amneal Pharmaceuticals, Inc.* 28,049 222,148
Amphastar Pharmaceuticals,
Inc.*(a) 6,700 248,771
ANI Pharmaceuticals, Inc.*(a) 3,218 177,891
Aquestive Therapeutics,
Inc.*(a) 12,537 44,632
Arvinas, Inc.*(a) 11,208 214,857
Atea Pharmaceuticals, Inc.*(a) 12,355 41,389
Avadel Pharmaceuticals plc,
ADR*(a) 16,151 169,747
Axsome Therapeutics, Inc.*(a) 6,504 550,303
BioAge Labs, Inc.*(a) 2,405 13,925
Biote Corp., Class A* 4,349 26,877
Cassava Sciences, Inc.*(a) 6,934 16,364
Collegium Pharmaceutical,
Inc.*(a) 5,524 158,263
Contineum Therapeutics, Inc.,
Class A* 1,802 26,399
Corcept Therapeutics, Inc.*(a) 14,238 717,453
CorMedix, Inc.*(a) 11,012 89,197
Edgewise Therapeutics, Inc.* 12,925 345,098

NVIT Small Cap Index Fund - December 31, 2024 - Statement of Investments - 127
Common Stocks
Shares Value ($)
Pharmaceuticals
Enliven Therapeutics, Inc.*(a) 6,277 141,233
Esperion Therapeutics, Inc.*(a) 34,810 76,582
Evolus, Inc.* 9,707 107,165
EyePoint Pharmaceuticals,
Inc.*(a) 11,604 86,450
Fulcrum Therapeutics, Inc.* 10,573 49,693
Harmony Biosciences
Holdings, Inc.*(a) 6,662 229,239
Harrow, Inc.* 5,393 180,935
Innoviva, Inc.* 9,247 160,435
Ligand Pharmaceuticals,
Inc.*(a) 3,064 328,308
Liquidia Corp.*(a) 11,478 134,981
MBX Biosciences, Inc.*(a) 1,928 35,533
MediWound Ltd.*(a) 1,321 23,514
Mind Medicine MindMed,
Inc.*(a) 14,553 101,289
Nektar Therapeutics, Class A* 30,181 28,068
Neumora Therapeutics,
Inc.*(a) 14,798 156,859
Nuvation Bio, Inc.* 33,559 89,267
Ocular Therapeutix, Inc.*(a) 27,070 231,178
Omeros Corp.*(a) 9,888 97,693
Pacira BioSciences, Inc.*(a) 8,220 154,865
Phathom Pharmaceuticals,
Inc.*(a) 6,946 56,402
Phibro Animal Health Corp.,
Class A 3,722 78,162
Pliant Therapeutics, Inc.*(a) 9,791 128,947
Prestige Consumer
Healthcare, Inc.*(a) 8,716 680,632
Rapport Therapeutics, Inc.*(a) 1,550 27,497
Revance Therapeutics, Inc.*(a) 19,067 57,964
Scilex Holding Co.*(a) 9,936 4,237
scPharmaceuticals, Inc.*(a) 7,284 25,785
Septerna, Inc.*(a) 3,217 73,669
SIGA Technologies, Inc.(a) 8,180 49,162
Supernus Pharmaceuticals,
Inc.*(a) 8,750 316,400
Tarsus Pharmaceuticals, Inc.* 6,409 354,866
Telomir Pharmaceuticals,
Inc.*(a) 3,337 13,748
Terns Pharmaceuticals, Inc.* 12,353 68,436
Theravance Biopharma, Inc.* 6,434 60,544
Third Harmonic Bio, Inc.*(a) 3,362 34,595
Trevi Therapeutics, Inc.*(a) 9,782 40,302
Ventyx Biosciences, Inc.*(a) 10,408 22,794
Verrica Pharmaceuticals,
Inc.*(a) 3,081 2,157
WaVe Life Sciences Ltd.* 16,227 200,728
Xeris Biopharma Holdings,
Inc.* 25,785 87,411
Zevra Therapeutics, Inc.*(a) 9,217 76,870
7,970,952
Professional Services 2 .2%
Alight, Inc., Class A 73,831 510,911
Asure Software, Inc.*(a) 3,827 36,012
Barrett Business Services, Inc.
(a) 4,537 197,087
BlackSky Technology, Inc.*(a) 4,382 47,282
CBIZ, Inc.* 8,376 685,408
Common Stocks
Shares Value ($)
Professional Services
Conduent, Inc.* 28,927 116,865
CRA International, Inc.(a) 1,173 219,586
CSG Systems International,
Inc. 5,282 269,963
DLH Holdings Corp.* 2,541 20,404
ExlService Holdings, Inc.* 27,633 1,226,353
Exponent, Inc. 8,861 789,515
First Advantage Corp.*(a) 10,482 196,328
FiscalNote Holdings, Inc.*(a) 9,675 10,352
Forrester Research, Inc.* 2,436 38,172
Franklin Covey Co.* 1,824 68,546
Heidrick & Struggles
International, Inc. 3,518 155,883
HireQuest, Inc.(a) 773 10,946
Huron Consulting Group, Inc.* 3,140 390,176
IBEX Holdings Ltd.* 1,395 29,979
ICF International, Inc. 3,316 395,300
Innodata, Inc.* 4,733 187,048
Insperity, Inc. 6,424 497,924
Kelly Services, Inc., Class A 5,468 76,224
Kforce, Inc. 3,301 187,167
Korn Ferry(a) 9,275 625,599
Legalzoom.com, Inc.* 22,721 170,635
Maximus, Inc. 10,603 791,514
Mistras Group, Inc.* 3,812 34,537
NV5 Global, Inc.* 9,868 185,913
Planet Labs PBC* 37,137 150,033
Resources Connection, Inc. 6,140 52,374
Spire Global, Inc.* 3,696 52,003
TriNet Group, Inc. 5,617 509,855
TrueBlue, Inc.* 5,121 43,016
TTEC Holdings, Inc. 3,369 16,811
Upwork, Inc.*(a) 21,799 356,414
Verra Mobility Corp., Class A* 29,012 701,510
Willdan Group, Inc.* 2,326 88,597
WNS Holdings Ltd.*(a) 7,646 362,344
10,504,586
Real Estate Management & Development 0 .6%
American Realty Investors,
Inc.*(a) 366 5,373
Anywhere Real Estate, Inc.* 18,604 61,393
Compass, Inc., Class A* 64,866 379,466
Cushman & Wakefield plc*(a) 24,335 318,302
eXp World Holdings, Inc.(a) 14,448 166,296
Forestar Group, Inc.* 3,553 92,094
FRP Holdings, Inc.* 2,052 62,853
Kennedy-Wilson Holdings, Inc.
(a) 20,051 200,310
Marcus & Millichap, Inc.(a) 4,345 166,240
Maui Land & Pineapple Co.,
Inc.*(a) 1,270 27,915
Newmark Group, Inc., Class A 23,915 306,351
Offerpad Solutions, Inc.* 1,899 5,412
Opendoor Technologies,
Inc.*(a) 113,805 182,088
RE/MAX Holdings, Inc., Class
A* 2,967 31,658
Real Brokerage, Inc. (The)*(a) 17,576 80,850
Redfin Corp.*(a) 21,684 170,653
RMR Group, Inc. (The), Class
A 2,941 60,702

128 - Statement of Investments - December 31, 2024 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Real Estate Management & Development
St Joe Co. (The) 6,393 287,237
Star Holdings*(a) 2,452 23,858
Stratus Properties, Inc.* 1,205 25,016
Tejon Ranch Co.*(a) 3,686 58,607
Transcontinental Realty
Investors, Inc.*(a) 178 5,306
2,717,980
Residential REITs 0 .4%
Apartment Investment and
Management Co., Class A* 24,384 221,651
BRT Apartments Corp. 1,783 32,148
Centerspace 2,954 195,407
Clipper Realty, Inc.(a) 2,440 11,175
Elme Communities 15,504 236,746
Independence Realty Trust,
Inc.(a) 39,998 793,560
NexPoint Residential Trust,
Inc. 4,078 170,257
UMH Properties, Inc. 12,746 240,644
Veris Residential, Inc. 13,861 230,508
2,132,096
Retail REITs 1 .4%
Acadia Realty Trust(a) 21,146 510,887
Alexander's, Inc. 402 80,424
CBL & Associates Properties,
Inc. 3,915 115,140
Curbline Properties Corp.(a) 16,989 394,485
FrontView REIT, Inc. 2,602 47,174
Getty Realty Corp.(a) 8,702 262,191
InvenTrust Properties Corp. 13,811 416,126
Kite Realty Group Trust(a) 38,742 977,848
Macerich Co. (The) 42,249 841,600
NETSTREIT Corp.(a) 13,427 189,992
Phillips Edison & Co., Inc. 21,827 817,639
Retail Opportunity Investments
Corp. 21,974 381,469
Saul Centers, Inc. 1,921 74,535
SITE Centers Corp. 8,567 130,989
Tanger, Inc.(a) 18,751 639,972
Urban Edge Properties 22,888 492,092
Whitestone REIT 8,417 119,269
6,491,832
Semiconductors & Semiconductor Equipment 2 .5%
ACM Research, Inc., Class A* 8,867 133,892
Aehr Test Systems*(a) 4,870 80,988
Alpha & Omega
Semiconductor Ltd.* 4,094 151,601
Ambarella, Inc.* 6,753 491,213
Axcelis Technologies, Inc.* 5,767 402,940
CEVA, Inc.* 4,004 126,326
Cohu, Inc.*(a) 8,030 214,401
Credo Technology Group
Holding Ltd.* 24,649 1,656,659
Diodes, Inc.*(a) 8,005 493,668
Everspin Technologies, Inc.*(a) 3,106 19,847
FormFactor, Inc.*(a) 13,702 602,888
GCT Semiconductor Holding,
Inc.*(a) 1,515 3,530
Ichor Holdings Ltd.* 5,735 184,782
Impinj, Inc.* 4,034 585,979
Common Stocks
Shares Value ($)
Semiconductors & Semiconductor Equipment
indie Semiconductor, Inc.,
Class A*(a) 28,553 115,640
Kulicke & Soffa Industries, Inc. 9,593 447,609
MaxLinear, Inc., Class A* 13,866 274,269
Navitas Semiconductor Corp.,
Class A*(a) 20,898 74,606
NVE Corp. 781 63,597
PDF Solutions, Inc.* 5,417 146,692
Penguin Solutions, Inc.*(a) 9,472 181,768
Photronics, Inc.* 10,719 252,540
Power Integrations, Inc.(a) 9,968 615,026
QuickLogic Corp.*(a) 2,242 25,335
Rambus, Inc.* 18,823 994,984
Rigetti Computing, Inc.*(a) 27,752 423,495
Semtech Corp.*(a) 12,789 791,000
Silicon Laboratories, Inc.* 5,686 706,315
SiTime Corp.*(a) 3,284 704,516
SkyWater Technology, Inc.*(a) 4,488 61,934
Synaptics, Inc.*(a) 6,933 529,127
Ultra Clean Holdings, Inc.* 7,709 277,139
Veeco Instruments, Inc.* 9,788 262,318
12,096,624
Software 6 .5%
8x8, Inc.*(a) 21,878 58,414
A10 Networks, Inc. 12,689 233,478
ACI Worldwide, Inc.* 18,675 969,419
Adeia, Inc.(a) 19,324 270,149
Agilysys, Inc.*(a) 3,992 525,786
Airship AI Holdings, Inc.*(a) 2,620 16,401
Alarm.com Holdings, Inc.* 8,329 506,403
Alkami Technology, Inc.* 9,532 349,634
Altair Engineering, Inc., Class
A* 9,599 1,047,347
Amplitude, Inc., Class A*(a) 13,878 146,413
Appian Corp., Class A*(a) 7,166 236,335
Arteris, Inc.* 4,818 49,095
Asana, Inc., Class A* 14,287 289,597
AudioEye, Inc.* 1,190 18,100
Aurora Innovation, Inc., Class
A*(a) 169,046 1,064,990
AvePoint, Inc.*(a) 22,565 372,548
Bit Digital, Inc.* 21,961 64,346
Blackbaud, Inc.* 7,140 527,789
BlackLine, Inc.*(a) 10,214 620,603
Blend Labs, Inc., Class A* 41,296 173,856
Box, Inc., Class A*(a) 24,861 785,608
Braze, Inc., Class A* 11,729 491,210
C3.ai, Inc., Class A*(a) 19,497 671,282
Cerence, Inc.* 6,846 53,741
Cipher Mining, Inc.*(a) 35,961 166,859
Cleanspark, Inc.*(a) 44,003 405,268
Clear Secure, Inc., Class A(a) 15,540 413,986
Clearwater Analytics Holdings,
Inc., Class A* 31,514 867,265
Commvault Systems, Inc.* 7,671 1,157,631
Consensus Cloud Solutions,
Inc.* 3,022 72,105
CS Disco, Inc.*(a) 5,673 28,308
Daily Journal Corp.*(a) 232 131,774
Digimarc Corp.*(a) 2,750 102,987
Digital Turbine, Inc.*(a) 15,970 26,989

NVIT Small Cap Index Fund - December 31, 2024 - Statement of Investments - 129
Common Stocks
Shares Value ($)
Software
Domo, Inc., Class B* 6,217 44,016
D-Wave Quantum, Inc.*(a) 17,545 147,378
E2open Parent Holdings,
Inc.*(a) 35,476 94,366
eGain Corp.* 3,411 21,251
Enfusion, Inc., Class A* 8,035 82,760
EverCommerce, Inc.*(a) 3,504 38,579
Freshworks, Inc., Class A* 36,240 586,001
Hut 8 Corp.*(a) 14,463 296,347
Intapp, Inc.* 9,415 603,407
InterDigital, Inc.(a) 4,450 862,054
Jamf Holding Corp.* 14,201 199,524
Kaltura, Inc.* 19,025 41,855
Life360, Inc.*(a) 1,825 75,318
LiveRamp Holdings, Inc.* 11,766 357,333
Logility Supply Chain
Solutions, Inc., Class A(a) 5,207 57,694
MARA Holdings, Inc.*(a) 50,164 841,250
Matterport, Inc.* 47,474 225,027
Meridianlink, Inc.* 5,843 120,658
Mitek Systems, Inc.* 7,761 86,380
N-able, Inc.* 12,590 117,591
NCR Voyix Corp.*(a) 26,208 362,719
NextNav, Inc.*(a) 13,751 213,966
Olo, Inc., Class A* 17,875 137,280
ON24, Inc.* 5,406 34,923
OneSpan, Inc.* 6,768 125,479
Ooma, Inc.* 4,320 60,739
Pagaya Technologies Ltd.,
Class A*(a) 6,497 60,357
PagerDuty, Inc.*(a) 16,123 294,406
Porch Group, Inc.*(a) 13,217 65,028
Prairie Operating Co.*(a) 753 5,211
Progress Software Corp.(a) 7,442 484,846
PROS Holdings, Inc.* 8,149 178,952
Q2 Holdings, Inc.* 10,434 1,050,182
Qualys, Inc.* 6,528 915,356
Rapid7, Inc.* 11,044 444,300
Red Violet, Inc.* 1,984 71,821
Rekor Systems, Inc.*(a) 12,028 18,764
ReposiTrak, Inc.(a) 2,049 45,344
Rimini Street, Inc.* 9,595 25,619
Riot Platforms, Inc.*(a) 50,581 516,432
Roadzen, Inc.* 4,025 8,774
Sapiens International Corp.
NV 5,441 146,200
SEMrush Holdings, Inc., Class
A* 6,178 73,395
Silvaco Group, Inc.* 1,102 8,904
SolarWinds Corp. 9,505 135,446
SoundHound AI, Inc., Class
A*(a) 54,352 1,078,344
SoundThinking, Inc.* 2,016 26,329
Sprinklr, Inc., Class A*(a) 20,845 176,140
Sprout Social, Inc., Class A*(a) 8,915 273,780
SPS Commerce, Inc.* 6,634 1,220,590
Telos Corp.*(a) 9,461 32,357
Tenable Holdings, Inc.* 20,868 821,782
Terawulf, Inc.* 47,381 268,176
Varonis Systems, Inc., Class
B* 19,401 861,986
Verint Systems, Inc.* 10,870 298,381
Common Stocks
Shares Value ($)
Software
Vertex, Inc., Class A*(a) 9,687 516,801
Viant Technology, Inc., Class
A* 2,696 51,197
Weave Communications, Inc.* 7,281 115,914
WM Technology, Inc.* 13,628 18,807
Workiva, Inc., Class A*(a) 8,919 976,630
Xperi, Inc.* 7,836 80,476
Yext, Inc.*(a) 18,832 119,771
Zeta Global Holdings Corp.,
Class A* 31,460 565,965
Zuora, Inc., Class A* 24,079 238,864
31,041,238
Specialized REITs 0 .4%
Farmland Partners, Inc.(a) 7,700 90,552
Four Corners Property Trust,
Inc.(a) 17,413 472,589
Gladstone Land Corp.(a) 5,288 57,375
Outfront Media, Inc.(a) 27,099 480,736
PotlatchDeltic Corp. 14,303 561,393
Safehold, Inc.(a) 9,605 177,500
Uniti Group, Inc.(a) 43,555 239,553
2,079,698
Specialty Retail 2 .4%
1-800-Flowers.com, Inc.,
Class A*(a) 4,156 33,954
Abercrombie & Fitch Co.,
Class A* 8,856 1,323,706
Academy Sports & Outdoors,
Inc.(a) 12,139 698,357
American Eagle Outfitters, Inc. 31,331 522,288
America's Car-Mart, Inc.*(a) 1,260 64,575
Arhaus, Inc., Class A(a) 9,370 88,078
Arko Corp.(a) 13,455 88,668
Asbury Automotive Group,
Inc.*(a) 3,467 842,585
BARK, Inc.*(a) 23,596 43,417
Beyond, Inc.*(a) 7,691 37,917
Boot Barn Holdings, Inc.* 5,183 786,883
Buckle, Inc. (The)(a) 5,396 274,171
Build-A-Bear Workshop, Inc.
(a) 2,107 97,006
Caleres, Inc.(a) 6,220 144,055
Camping World Holdings, Inc.,
Class A 10,032 211,474
Citi Trends, Inc.* 994 26,092
Designer Brands, Inc., Class
A(a) 6,941 37,065
Destination XL Group, Inc.*(a) 9,352 25,157
EVgo, Inc., Class A*(a) 17,981 72,823
Foot Locker, Inc.*(a) 14,730 320,525
Genesco, Inc.* 1,856 79,344
Group 1 Automotive, Inc. 2,340 986,263
GrowGeneration Corp.*(a) 8,492 14,351
Haverty Furniture Cos., Inc. 2,689 59,857
J Jill, Inc.(a) 1,086 29,995
Lands' End, Inc.*(a) 2,516 33,060
Leslie's, Inc.*(a) 29,776 66,400
MarineMax, Inc.* 3,777 109,344
Monro, Inc.(a) 5,366 133,077
National Vision Holdings, Inc.* 14,018 146,068
ODP Corp. (The)*(a) 5,814 132,210

130 - Statement of Investments - December 31, 2024 - NVIT Small Cap Index Fund
Common Stocks
Shares Value ($)
Specialty Retail
OneWater Marine, Inc., Class
A* 2,008 34,899
Petco Health & Wellness Co.,
Inc., Class A*(a) 15,976 60,869
RealReal, Inc. (The)*(a) 17,562 191,953
Revolve Group, Inc., Class
A*(a) 6,832 228,804
RumbleON, Inc., Class B*(a) 2,725 14,797
Sally Beauty Holdings, Inc.* 18,248 190,692
Shoe Carnival, Inc.(a) 3,220 106,518
Signet Jewelers Ltd.(a) 7,467 602,662
Sleep Number Corp.*(a) 3,633 55,367
Sonic Automotive, Inc., Class
A 2,629 166,547
Stitch Fix, Inc., Class A* 18,023 77,679
ThredUp, Inc., Class A* 15,674 21,787
Tile Shop Holdings, Inc.* 5,012 34,733
Tilly's, Inc., Class A*(a) 2,351 9,992
Torrid Holdings, Inc.*(a) 3,871 20,245
Upbound Group, Inc. 9,434 275,190
Urban Outfitters, Inc.* 11,138 611,253
Victoria's Secret & Co.* 13,868 574,413
Warby Parker, Inc., Class A*(a) 15,661 379,153
Winmark Corp.(a) 478 187,887
Zumiez, Inc.* 2,946 56,475
11,430,680
Technology Hardware, Storage & Peripherals 0 .5%
CompoSecure, Inc., Class A(a) 4,295 65,842
Corsair Gaming, Inc.* 7,997 52,860
CPI Card Group, Inc.* 908 27,140
Diebold Nixdorf, Inc.*(a) 4,505 193,895
Eastman Kodak Co.*(a) 10,516 69,090
Immersion Corp.(a) 5,735 50,067
IonQ, Inc.*(a) 35,310 1,474,899
Turtle Beach Corp.* 3,128 54,146
Xerox Holdings Corp.(a) 20,487 172,705
2,160,644
Textiles, Apparel & Luxury Goods 0 .6%
Figs, Inc., Class A*(a) 23,621 146,214
G-III Apparel Group Ltd.* 6,891 224,785
Hanesbrands, Inc.* 62,615 509,686
Kontoor Brands, Inc. 9,681 826,854
Movado Group, Inc. 2,640 51,955
Oxford Industries, Inc.(a) 2,573 202,701
Rocky Brands, Inc. 1,179 26,881
Steven Madden Ltd. 12,687 539,451
Superior Group of Cos., Inc. 2,218 36,664
Vera Bradley, Inc.* 5,109 20,078
Wolverine World Wide, Inc.(a) 13,953 309,757
2,895,026
Tobacco 0 .1%
Ispire Technology, Inc.*(a) 3,811 19,169
Turning Point Brands, Inc. 3,043 182,884
Universal Corp. 4,260 233,619
435,672
Trading Companies & Distributors 2 .5%
Alta Equipment Group, Inc.(a) 4,453 29,123
Applied Industrial
Technologies, Inc. 6,784 1,624,565
Beacon Roofing Supply, Inc.* 10,903 1,107,527
Common Stocks
Shares Value ($)
Trading Companies & Distributors
BlueLinx Holdings, Inc.* 1,455 148,643
Boise Cascade Co. 6,876 817,281
Custom Truck One Source,
Inc.*(a) 8,074 38,836
Distribution Solutions Group,
Inc.* 1,916 65,910
DNOW, Inc.* 18,757 244,029
DXP Enterprises, Inc.*(a) 2,150 177,633
EVI Industries, Inc.(a) 1,027 16,791
FTAI Aviation Ltd.(a) 17,921 2,581,341
GATX Corp.(a) 6,226 964,781
Global Industrial Co. 2,252 55,827
GMS, Inc.*(a) 7,030 596,355
H&E Equipment Services, Inc.
(a) 5,666 277,407
Herc Holdings, Inc.(a) 4,959 938,887
Hudson Technologies, Inc.* 7,289 40,673
Karat Packaging, Inc. 1,247 37,734
McGrath RentCorp 4,277 478,254
MRC Global, Inc.* 14,932 190,831
Rush Enterprises, Inc., Class
A(a) 10,759 589,485
Rush Enterprises, Inc., Class
B 1,506 81,987
Titan Machinery, Inc.*(a) 3,459 48,876
Transcat, Inc.*(a) 1,589 168,021
Willis Lease Finance Corp.(a) 495 102,737
Xometry, Inc., Class A*(a) 7,417 316,409
11,739,943
Transportation Infrastructure 0 .0%
†
Sky Harbour Group Corp.*(a) 1,761 21,009
Water Utilities 0 .3%
American States Water Co. 6,495 504,791
Cadiz, Inc.*(a) 8,789 45,703
California Water Service
Group 10,345 468,939
Consolidated Water Co. Ltd. 2,466 63,845
Global Water Resources, Inc. 1,601 18,412
Middlesex Water Co. 3,124 164,416
Pure Cycle Corp.* 3,202 40,601
SJW Group 5,734 282,227
York Water Co. (The) 1,918 62,757
1,651,691
Wireless Telecommunication Services 0 .2%
Gogo, Inc.*(a) 10,777 87,186
Spok Holdings, Inc.(a) 2,897 46,497
Telephone & Data Systems,
Inc. 17,419 594,162
727,845
Total Common Stocks
(cost $342,723,896) 471,166,783
Rights 0 .0%
†
Number of
Rights
Biotechnology 0 .0%
†
Aduro Biotech, Inc. CVR*^∞(a) 2,552 0
Chinook Therapeutics, Inc.,
CVR*^∞ 8,695 0
Icosavax, Inc., CVR*^∞ 4,394 0

NVIT Small Cap Index Fund - December 31, 2024 - Statement of Investments - 131
Rights
Number of
Rights
Value ($)
Biotechnology
Inhibrx, Inc., CVR*^∞ 5,486 0
Oncternal Therapeutics, Inc.,
CVR*^∞(a) 97 0
0
Total Rights
(cost $6,480) 0
Warrants 0 .0%
†
Number of
Warrants
Health Care Equipment & Supplies 0 .0%
†
Pulse Biosciences, Inc.,
expiring 6/27/2029*∞(a) 486 1,557
Total Warrants
(cost $0) 1,557
Repurchase Agreements 10 .6%
Principal
Amount ($)
Bank of America NA,
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $17,004,203,
collateralized by U.S.
Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
2/1/2047 - 1/1/2048;
total market value
$17,340,000.(b)(c) 17,000,000 17,000,000
BofA Securities, Inc.,
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $5,001,237,
collateralized by U.S.
Government Agency
Securities, ranging from
2.50% - 5.70%, maturing
8/16/2046 - 7/20/2072;
total market value
$5,100,000.(b)(c) 5,000,000 5,000,000
Cantor Fitzgerald & Co.,
4.65%, dated 12/26/2024,
due 1/2/2025, repurchase
price $10,009,042,
collateralized by U.S.
Government Agency
Securities, ranging from
1.19% - 8.00%, maturing
8/20/2027 - 10/20/2074;
total market value
$10,200,000.(b)(c) 10,000,000 10,000,000
Repurchase Agreements
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co.,
4.52%, dated 12/31/2024,
due 1/2/2025, repurchase
price $1,252,825,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 1.19% -
9.00%, maturing 2/1/2025
- 8/20/2074; total market
value $1,277,560.(b)(c) 1,252,510 1,252,510
MetLife, Inc.,
4.45%, dated 12/31/2024,
due 1/2/2025, repurchase
price $10,002,473,
collateralized by U.S.
Government Treasury
Securities, 0.00%,
maturing 11/15/2038 -
11/15/2045; total market
value $10,205,343.(b)(c) 10,000,000 10,000,000
Pershing LLC,
4.38%, dated 12/31/2024,
due 1/2/2025, repurchase
price $7,001,704,
collateralized by U.S.
Government Agency
and Treasury Securities,
ranging from 0.00% -
9.00%, maturing 1/1/2025
- 11/20/2074; total market
value $7,140,000.(b)(c) 7,000,000 7,000,000
Total Repurchase Agreements
(cost $50,252,510) 50,252,510
Total Investments
(cost $393,039,527) — 109.7% 521,455,138
Liabilities in excess of other assets — (9.7)% (46,242,436)
NET ASSETS — 100.0%
$ 475,212,702
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $139,236,856, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $50,252,510 and by
$92,826,130 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/7/2025 –
8/15/2054, a total value of $143,078,640.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$50,252,510.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.

132 - Statement of Investments - December 31, 2024 - NVIT Small Cap Index Fund
ADR American Depositary Receipt
CVR Contingent Value Rights
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
Futures contracts outstanding as of December 31, 2024:
Description
Number of
Contracts
Expiration
Date
Trading
Currency
Notional
Amount ($)
Value and
Unrealized
Appreciation
(Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index 39 3/2025 USD 4,387,110 (143,843)
Net contracts (143,843)
Currency:
USD United States Dollar
The accompanying notes are an integral part of these financial statements.

134 - Statements of Assets and Liabilities - December 31, 2024 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
Assets:
Investment securities of affiliated issuers, at value $ 41,151
Investment securities of unaffiliated issuers, at value
*
2,218,710,134
Repurchase agreements, at value 114,919,742
Cash 83,624,533
Deposits with broker for futures contracts —
Foreign currencies, at value —
Interest and dividends receivable 17,039,885
Security lending income receivable 29,147
Receivable for investments sold 23,356,454
Receivable for capital shares issued 115,220
Reclaims receivable —
Receivable for variation margin on futures contracts —
Prepaid expenses 1,707
Total Assets 2,457,837,973
Liabilities:
Payable for investments purchased 104,747,824
Payable for capital shares redeemed 3,354,505
Payable for variation margin on futures contracts —
Payable upon return of securities loaned (Note 2) 114,919,742
Accrued expenses and other payables:
Investment advisory fees 348,459
Fund administration fees 122,005
Distribution fees —
Administrative servicing fees 27,861
Accounting and transfer agent fees 40,830
Trustee fees 68
Custodian fees 15,168
Compliance program costs (Note 3) 2,453
Professional fees 18,320
Printing fees 2,987
Other 23,335
Total Liabilities 223,623,557
Net Assets $ 2,234,214,416
* Includes value of securities on loan (Note 2) 324,920,464
Cost of investment securities of affiliated issuers 25,996
Cost of investment securities of unaffiliated issuers 2,434,806,696
Cost of repurchase agreements 114,919,742
Cost of foreign currencies —
Represented by:
Capital $ 2,511,371,270
Total distributable earnings (loss) (277,156,854)
Net Assets $ 2,234,214,416

Index Funds - December 31, 2024 - Statements of Assets and Liabilities - 135
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ — $ — $ — $ —
974,743,991 1,209,539,892 4,210,778,921 471,202,628
23,948,698 71,066,492 44,737,441 50,252,510
887,003 10,374,481 45,953,694 3,573,478
512,946 707,002 2,589,079 244,313
5,826,451 — — —
701,395 1,249,393 2,754,803 507,553
11,753 26,482 14,509 36,710
— — — —
350,992 429,134 726,824 57,218
8,578,233 — — 269
— 25,160 — 104,240
725 903 2,800 399
1,015,562,187 1,293,418,939 4,307,558,071 525,979,318
— — — 406
196,628 210,603 1,376,078 189,078
31,695 — 196,282 —
23,948,698 71,066,492 44,737,441 50,252,510
210,160 220,467 399,398 79,726
81,519 80,356 191,136 48,013
52,746 10,868 570,781 71,856
49,010 117,667 227,241 17,918
2,730 2,428 14,126 2,785
87 20 63 43
24,029 11,525 26,860 2,234
1,456 1,375 4,517 524
26,851 9,561 13,587 9,842
7,957 23,625 5,985 21,922
80,144 12,113 41,496 69,759
24,713,710 71,767,100 47,804,991 50,766,616
$ 990,848,477 $ 1,221,651,839 $ 4,259,753,080 $ 475,212,702
60,347,700 225,127,151 161,832,970 139,236,856
— — — —
543,304,118 764,098,452 1,202,201,704 342,787,017
23,948,698 71,066,492 44,737,441 50,252,510
5,867,162 — — —
$ 648,690,474 $ 698,261,268 $ 1,270,640,296 $ 343,168,701
342,158,003 523,390,571 2,989,112,784 132,044,001
$ 990,848,477 $ 1,221,651,839 $ 4,259,753,080 $ 475,212,702

136 - Statements of Assets and Liabilities - December 31, 2024 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
Net Assets:
Class I Shares $ 237,603,331
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 1,996,611,085
Total $ 2,234,214,416
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 26,348,863
Class II Shares —
Class IV Shares —
Class VIII Shares —
Class Y Shares 221,067,010
Total 247,415,873
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 9 .02
Class II Shares $ —
Class IV Shares $ —
Class VIII Shares $ —
Class Y Shares $ 9 .03

Index Funds - December 31, 2024 - Statements of Assets and Liabilities - 137
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ 197,356,156 $ 930,493,802 $ 835,668,394 $ —
24,741,963 49,359,646 2,645,993,378 324,990,898
— — 269,307,018 —
156,543,891 — — —
612,206,467 241,798,391 508,784,290 150,221,804
$ 990,848,477 $ 1,221,651,839 $ 4,259,753,080 $ 475,212,702
18,763,874 46,187,561 73,676,767 —
2,356,536 2,508,293 239,579,237 37,773,370
— — 23,552,749 —
15,017,231 — — —
58,064,104 11,957,201 44,511,542 17,103,663
94,201,745 60,653,055 381,320,295 54,877,033
$ 10 .52 $ 20 .15 $ 11 .34 $ —
$ 10 .50 $ 19 .68 $ 11 .04 $ 8 .60
$ — $ — $ 11 .43 $ —
$ 10 .42 $ — $ — $ —
$ 10 .54 $ 20 .22 $ 11 .43 $ 8 .78

138 - Statements of Operations - For the Year Ended December 31, 2024 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index
Fund
INVESTMENT INCOME:
Interest income from unaffiliated issuers $ 80,009,513
Income from securities lending (Note 2) 326,126
Interest income from affiliated issuers 2,702
Income from non-cash dividends —
Foreign tax withholding —
Dividend income —
Other income —
European Union tax reclaims (Note 2) —
Total Income 80,338,341
EXPENSES:
Investment advisory fees 4,023,692
Fund administration fees 613,326
Distribution fees Class II Shares —
Distribution fees Class VIII Shares —
Administrative servicing fees Class I Shares 406,898
Administrative servicing fees Class II Shares —
Administrative servicing fees Class IV Shares —
Administrative servicing fees Class VIII Shares —
Professional fees 130,707
Printing fees 15,752
Trustee fees 78,992
Custodian fees 70,695
Accounting and transfer agent fees 245,110
Compliance program costs (Note 3) 9,631
European Union tax reclaims filing fees (Note 2) —
Index licensing fee —
Other 47,800
Total expenses before fees waived 5,642,603
Distribution fees waived - Class VIII (Note 3) —
Administrative servicing fees waived - Class I (Note 3) —
Administrative servicing fees waived - Class II (Note 3) —
Net Expenses 5,642,603
NET INVESTMENT INCOME 74,695,738
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities (13,355,319)
Expiration or closing of futures contracts (Note 2) —
Foreign currency transactions (Note 2) —
TBA Sale Commitments (Note 2) (578)
Net realized gains (losses) (13,355,897)
Net change in unrealized appreciation/depreciation in the value of:
Investment securities of affiliated issuers 1,738
Investment securities of unaffiliated issuers (40,219,352)
Futures contracts (Note 2) —
Translation of assets and liabilities denominated in foreign currencies (Note 2) —
Net change in unrealized appreciation/depreciation (40,217,614)
Net realized/unrealized gains (losses) (53,573,511)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 21,122,227

Index Funds - For the Year Ended December 31, 2024 - Statements of Operations - 139
NVIT International
Index Fund
NVIT Mid Cap Index
Fund
NVIT S&P 500 Index
Fund
NVIT Small Cap
Index Fund
$ 134,902 $ 446,583 $ 1,987,030 $ 251,247
173,750 341,035 202,271 596,433
— — — —
— — — 386,586
(3,751,142) (9,183) (16,964) (13,618)
44,234,395 17,921,287 51,599,586 5,781,321
— — 3,997 —
224,314 — — —
41,016,219 18,699,722 53,775,920 7,001,969
3,370,054 2,478,501 4,209,479 821,914
403,281 357,553 1,010,278 159,641
63,129 121,459 5,972,093 754,566
647,304 — — —
293,901 1,356,481 1,122,466 —
32,827 56,981 3,583,291 452,744
— — 256,045 —
242,740 — — —
96,092 67,531 150,204 47,387
10,826 14,184 29,381 6,941
50,052 43,840 137,355 15,849
73,763 51,403 86,404 12,897
16,367 7,508 20,643 2,480
6,118 5,289 16,548 1,896
39,255 — — —
136,729 — 334,220 —
25,974 24,792 28,354 2,904
5,508,412 4,585,522 16,956,761 2,279,219
(80,911) — — —
— — (523,821) —
— — (1,672,214) (211,282)
5,427,501 4,585,522 14,760,726 2,067,937
35,588,718 14,114,200 39,015,194 4,934,032
130,639,671 83,647,888 4,209,967 13,723,988
1,613,721 260,238 5,578,778 546,234
(1,018,174) — — —
— — — —
131,235,218 83,908,126 9,788,745 14,270,222
— — — —
(112,756,873) 54,827,860 762,436,771 25,421,224
(145,085) (630,492) (2,219,872) (292,129)
(832,753) — — —
(113,734,711) 54,197,368 760,216,899 25,129,095
17,500,507 138,105,494 770,005,644 39,399,317
$ 53,089,225 $ 152,219,694 $ 809,020,838 $ 44,333,349

The accompanying notes are an integral part of these financial statements.
140 - Statements of Changes in Net Assets - December 31, 2024 - Index Funds
NVIT Bond Index Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 74,695,738 $ 62,241,996
Net realized gains (losses) (13,355,897) (25,960,072)
Net change in unrealized appreciation/depreciation (40,217,614) 68,233,894
Change in net assets resulting from operations 21,122,227 104,515,818
Distributions to Shareholders From:
Distributable earnings:
Class I (6,814,234) (8,821,581)
Class II — —
Class VIII — —
Class Y (60,606,480) (52,809,430)
Change in net assets from shareholder distributions (67,420,714) (61,631,011)
Change in net assets from capital transactions 76,563,235 225,719,062
Change in net assets 30,264,748 268,603,869
Net Assets:
Beginning of year 2,203,949,668 1,935,345,799
End of year $ 2,234,214,416 $ 2,203,949,668
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 37,015,621 $ 63,569,806
Dividends reinvested 6,814,234 8,821,581
Cost of shares redeemed (128,241,876) (136,271,258)
Total Class I Shares (84,412,021) (63,879,871)
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class VIII Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class VIII Shares — —
Class Y Shares
Proceeds from shares issued 245,338,652 400,277,711
Dividends reinvested 60,606,480 52,809,430
Cost of shares redeemed (144,969,876) (163,488,208)
Total Class Y Shares 160,975,256 289,598,933
Change in net assets from capital transactions $ 76,563,235 $ 225,719,062

Index Funds - December 31, 2024 - Statements of Changes in Net Assets - 141
NVIT International Index Fund NVIT Mid Cap Index Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 35,588,718 $ 37,731,670 $ 14,114,200 $ 14,529,768
131,235,218 11,393,380 83,908,126 58,577,046
(113,734,711) 177,081,138 54,197,368 91,441,590
53,089,225 226,206,188 152,219,694 164,548,404
(6,965,286) (4,572,408) (52,570,028) (51,694,222)
(843,871) (540,522) (2,737,548) (2,846,100)
(5,249,647) (3,277,217) — —
(26,835,108) (26,539,812) (14,801,670) (15,037,280)
(39,893,912) (34,929,959) (70,109,246) (69,577,602)
(441,179,448) (131,933,342) (5,765,049) (16,431,879)
(427,984,135) 59,342,887 76,345,399 78,538,923
1,418,832,612 1,359,489,725 1,145,306,440 1,066,767,517
$ 990,848,477 $ 1,418,832,612 $ 1,221,651,839 $ 1,145,306,440
$ 67,525,567 $ 37,815,406 $ 135,005,114 $ 68,191,382
6,965,286 4,572,408 52,570,028 51,694,222
(63,869,929) (39,671,481) (168,904,747) (119,458,304)
10,620,924 2,716,333 18,670,395 427,300
3,892,188 8,733,576 4,074,407 2,855,125
843,871 540,522 2,737,548 2,846,100
(4,949,825) (11,953,572) (7,299,159) (5,531,346)
(213,766) (2,679,474) (487,204) 169,879
11,601,628 11,994,366 — —
5,249,647 3,277,217 — —
(14,735,455) (20,022,824) — —
2,115,820 (4,751,241) — —
103,964,522 74,584,121 30,698,405 27,528,129
26,835,108 26,539,812 14,801,670 15,037,280
(584,502,056) (228,342,893) (69,448,315) (59,594,467)
(453,702,426) (127,218,960) (23,948,240) (17,029,058)
$ (441,179,448) $ (131,933,342) $ (5,765,049) $ (16,431,879)

The accompanying notes are an integral part of these financial statements.
142 - Statements of Changes in Net Assets - December 31, 2024 - Index Funds
NVIT Bond Index Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 3,989,770 6,915,820
Reinvested 738,183 985,141
Redeemed (14,039,833) (14,948,877)
Total Class I Shares (9,311,880) (7,047,916)
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class VIII Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class VIII Shares — —
Class Y Shares
Issued 26,180,617 43,446,411
Reinvested 6,561,951 5,890,884
Redeemed (15,617,123) (18,045,001)
Total Class Y Shares 17,125,445 31,292,294
Total change in shares 7,813,565 24,244,378

Index Funds - December 31, 2024 - Statements of Changes in Net Assets - 143
NVIT International Index Fund NVIT Mid Cap Index Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
6,080,608 3,755,460 6,668,728 3,799,320
629,061 450,564 2,706,263 2,931,619
(5,752,520) (3,939,701) (8,388,121) (6,611,698)
957,149 266,323 986,870 119,241
345,854 866,173 203,930 157,493
76,348 53,319 144,884 165,202
(445,384) (1,199,929) (372,696) (313,923)
(23,182) (280,437) (23,882) 8,772
1,050,973 1,208,440 — —
478,002 325,537 — —
(1,342,092) (2,056,252) — —
186,883 (522,275) — —
9,454,969 7,429,618 1,517,433 1,541,602
2,410,618 2,610,009 757,816 849,177
(52,943,608) (22,695,182) (3,403,342) (3,194,991)
(41,078,021) (12,655,555) (1,128,093) (804,212)
(39,957,171) (13,191,944) (165,105) (676,199)

The accompanying notes are an integral part of these financial statements.
144 - Statements of Changes in Net Assets - December 31, 2024 - Index Funds
NVIT S&P 500 Index Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 39,015,194 $ 36,616,883
Net realized gains (losses) 9,788,745 (237,554)
Net change in unrealized appreciation/depreciation 760,216,899 626,916,637
Change in net assets resulting from operations 809,020,838 663,295,966
Distributions to Shareholders From:
Distributable earnings:
Class I (8,309,218) (8,382,223)
Class II (21,212,785) (24,167,230)
Class IV (2,643,716) (3,047,940)
Class Y (5,139,917) (4,020,917)
Change in net assets from shareholder distributions (37,305,636) (39,618,310)
Change in net assets from capital transactions 216,621,701 83,223,799
Change in net assets 988,336,903 706,901,455
Net Assets:
Beginning of year 3,271,416,177 2,564,514,722
End of year $ 4,259,753,080 $ 3,271,416,177
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 117,482,699 $ 70,688,224
Dividends reinvested 8,309,218 8,382,223
Cost of shares redeemed (77,583,068) (61,180,818)
Total Class I Shares 48,208,849 17,889,629
Class II Shares
Proceeds from shares issued 194,262,976 111,286,347
Dividends reinvested 21,212,785 24,167,230
Cost of shares redeemed (162,996,223) (130,989,570)
Total Class II Shares 52,479,538 4,464,007
Class IV Shares
Proceeds from shares issued 3,326,477 3,229,038
Dividends reinvested 2,643,716 3,047,940
Cost of shares redeemed (22,411,372) (18,506,567)
Total Class IV Shares (16,441,179) (12,229,589)
Class Y Shares
Proceeds from shares issued 281,466,722 167,648,372
Dividends reinvested 5,139,917 4,020,917
Cost of shares redeemed (154,232,146) (98,569,537)
Total Class Y Shares 132,374,493 73,099,752
Change in net assets from capital transactions $ 216,621,701 $ 83,223,799

Index Funds - December 31, 2024 - Statements of Changes in Net Assets - 145
NVIT Small Cap Index Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 4,934,032 $ 4,417,532
14,270,222 1,879,193
25,129,095 50,177,716
44,333,349 56,474,441
— —
(6,204,556) (4,518,795)
— —
(3,150,518) (2,149,272)
(9,355,074) (6,668,067)
45,540,290 (8,667,848)
80,518,565 41,138,526
394,694,137 353,555,611
$ 475,212,702 $ 394,694,137
$ — $ —
— —
— —
— —
60,884,563 26,422,826
6,204,556 4,518,795
(45,560,939) (37,395,288)
21,528,180 (6,453,667)
— —
— —
— —
— —
43,485,661 24,265,052
3,150,518 2,149,272
(22,624,069) (28,628,505)
24,012,110 (2,214,181)
$ 45,540,290 $ (8,667,848)

The accompanying notes are an integral part of these financial statements.
146 - Statements of Changes in Net Assets - December 31, 2024 - Index Funds
NVIT S&P 500 Index Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 11,173,231 8,418,666
Reinvested 721,367 946,304
Redeemed (7,379,812) (7,327,408)
Total Class I Shares 4,514,786 2,037,562
Class II Shares
Issued 18,460,069 13,655,062
Reinvested 1,898,717 2,800,372
Redeemed (16,113,686) (16,239,465)
Total Class II Shares 4,245,100 215,969
Class IV Shares
Issued 317,028 380,885
Reinvested 227,866 341,097
Redeemed (2,130,054) (2,205,622)
Total Class IV Shares (1,585,160) (1,483,640)
Class Y Shares
Issued 26,261,359 20,080,348
Reinvested 442,165 450,080
Redeemed (14,375,809) (11,995,806)
Total Class Y Shares 12,327,715 8,534,622
Total change in shares 19,502,441 9,304,513

Index Funds - December 31, 2024 - Statements of Changes in Net Assets - 147
NVIT Small Cap Index Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
— —
— —
— —
— —
7,350,102 3,691,561
730,685 617,818
(5,561,809) (5,171,110)
2,518,978 (861,731)
— —
— —
— —
— —
5,038,260 3,259,324
358,488 287,647
(2,668,646) (3,881,366)
2,728,102 (334,395)
5,247,080 (1,196,126)

148 - Financial Highlights - December 31, 2024 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Bond Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
12/31/2024 $ 9.18 $ 0.30 $ (0.20) $ 0.10 $ (0.26) $ — $ (0.26) $ 9.02 1.08% $ 237,603 0.39% 3.24% 0.39% 66.71%
12/31/2023 8.97 0.26 0.20 0.46 (0.25) — (0.25) 9.18 5.19% 327,540 0.39% 2.85% 0.39% 74.37%
12/31/2022 10.69 0.21 (1.64) (1.43) (0.22) (0.07) (0.29) 8.97 (13.39)% 383,195 0.39% 2.16% 0.39% 92.31%
12/31/2021 11.18 0.19 (0.42) (0.23) (0.22) (0.04) (0.26) 10.69 (2.08)% 334,255 0.38% 1.71% 0.38% 99.47%
12/31/2020 10.66 0.22 0.55 0.77 (0.25) — (0.25) 11.18 7.20% 476,003 0.38% 1.98% 0.38% 114.32%
Class Y Shares
12/31/2024 9.20 0.31 (0.20) 0.11 (0.28) — (0.28) 9.03 1.14% 1,996,611 0.24% 3.40% 0.24% 66.71%
12/31/2023 8.99 0.27 0.21 0.48 (0.27) — (0.27) 9.20 5.38% 1,876,409 0.24% 3.02% 0.24% 74.37%
12/31/2022 10.71 0.22 (1.63) (1.41) (0.24) (0.07) (0.31) 8.99 (13.23)% 1,552,151 0.24% 2.29% 0.24% 92.31%
12/31/2021 11.20 0.20 (0.42) (0.22) (0.23) (0.04) (0.27) 10.71 (1.93)% 1,954,209 0.23% 1.86% 0.23% 99.47%
12/31/2020 10.68 0.24 0.54 0.78 (0.26) — (0.26) 11.20 7.33% 2,046,055 0.23% 2.14% 0.23% 114.32%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - December 31, 2024 - Financial Highlights - 149
The accompanying notes are an integral part of these financial statements.
NVIT International Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2024 $ 10.57 $ 0.28 $ 0.07 $ 0.35 $ (0.40) $ — $ (0.40) $ 10.52 3.11% $ 197,356 0.46% 2.50% 0.46% 5.29%
12/31/2023 9.22 0.26 1.35 1.61 (0.26) — (0.26) 10.57 17.58% 188,177 0.47% 2.62% 0.47% 5.46%
12/31/2022 11.20 0.27 (1.88) (1.61) (0.37) — (0.37) 9.22 (14.29)% 161,701 0.46% 2.80% 0.46% 7.05%
12/31/2021 10.41 0.27 0.85 1.12 (0.33) — (0.33) 11.20 10.84% 175,008 0.44% 2.45% 0.44% 3.87%
12/31/2020 10.21 0.19 0.53 0.72 (0.24) (0.28) (0.52) 10.41 7.53% 154,058 0.45% 2.02% 0.45% 8.39%
Class II Shares
12/31/2024 10.55 0.25 0.07 0.32 (0.37) — (0.37) 10.50 2.89% 24,742 0.69% 2.23% 0.69% 5.29%
12/31/2023 9.20 0.24 1.34 1.58 (0.23) — (0.23) 10.55 17.31% 25,107 0.70% 2.42% 0.70% 5.46%
12/31/2022 11.18 0.25 (1.88) (1.63) (0.35) — (0.35) 9.20 (14.51)% 24,478 0.70% 2.59% 0.70% 7.05%
12/31/2021 10.40 0.25 0.84 1.09 (0.31) — (0.31) 11.18 10.53% 24,720 0.66% 2.20% 0.66% 3.87%
12/31/2020 10.20 0.17 0.53 0.70 (0.22) (0.28) (0.50) 10.40 7.34% 21,270 0.68% 1.81% 0.68% 8.39%
Class VIII Shares
12/31/2024 10.48 0.23 0.07 0.30 (0.36) — (0.36) 10.42 2.68% 156,544 0.81% 2.12% 0.86% 5.29%
12/31/2023 9.14 0.23 1.33 1.56 (0.22) — (0.22) 10.48 17.22% 155,390 0.82% 2.26% 0.87% 5.46%
12/31/2022 11.11 0.23 (1.86) (1.63) (0.34) — (0.34) 9.14 (14.60)% 140,371 0.81% 2.44% 0.86% 7.05%
12/31/2021 10.34 0.23 0.84 1.07 (0.30) — (0.30) 11.11 10.35% 155,008 0.81% 2.06% 0.84% 3.87%
12/31/2020 10.15 0.15 0.52 0.67 (0.20) (0.28) (0.48) 10.34 7.13% 119,566 0.85% 1.61% 0.85% 8.39%
Class Y Shares
12/31/2024 10.59 0.30 0.06 0.36 (0.41) — (0.41) 10.54 3.25% 612,206 0.31% 2.69% 0.31% 5.29%
12/31/2023 9.24 0.28 1.34 1.62 (0.27) — (0.27) 10.59 17.71% 1,050,158 0.32% 2.81% 0.32% 5.46%
12/31/2022 11.22 0.29 (1.88) (1.59) (0.39) — (0.39) 9.24 (14.14)% 1,032,939 0.31% 3.01% 0.31% 7.05%
12/31/2021 10.43 0.29 0.85 1.14 (0.35) — (0.35) 11.22 10.98% 1,726,074 0.29% 2.60% 0.29% 3.87%
12/31/2020 10.23 0.20 0.53 0.73 (0.25) (0.28) (0.53) 10.43 7.66% 1,690,984 0.30% 2.19% 0.30% 8.39%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

150 - Financial Highlights - December 31, 2024 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Mid Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)
Portfolio
Turnover(b)(e)
Class I Shares
12/31/2024 $ 18.84 $ 0.23 $ 2.26 $ 2.49 $ (0.21) $ (0.97) $ (1.18) $ 20.15 13.49% $ 930,494 0.40% 1.15% 0.40% 18.09%
12/31/2023 17.35 0.24 2.45 2.69 (0.22) (0.98) (1.20) 18.84 16.06% 851,356 0.40% 1.33% 0.40% 19.66%
12/31/2022 27.67 0.27 (4.01) (3.74) (0.22) (6.36) (6.58) 17.35 (13.40)% 782,153 0.41% 1.24% 0.41% 15.01%
12/31/2021 22.93 0.23 5.30 5.53 (0.32) (0.47) (0.79) 27.67 24.26% 918,561 0.40% 0.85% 0.40% 21.16%
12/31/2020 21.58 0.23 2.37 2.60 (0.23) (1.02) (1.25) 22.93 13.11% 711,465 0.41% 1.17% 0.41% 18.06%
Class II Shares
12/31/2024 18.43 0.18 2.21 2.39 (0.17) (0.97) (1.14) 19.68 13.25% 49,360 0.62% 0.93% 0.62% 18.09%
12/31/2023 17.00 0.20 2.40 2.60 (0.19) (0.98) (1.17) 18.43 15.82% 46,661 0.60% 1.13% 0.60% 19.66%
12/31/2022 27.27 0.22 (3.95) (3.73) (0.18) (6.36) (6.54) 17.00 (13.55)% 42,899 0.61% 1.03% 0.61% 15.01%
12/31/2021 22.64 0.18 5.22 5.40 (0.30) (0.47) (0.77) 27.27 24.00% 53,636 0.60% 0.68% 0.60% 21.16%
12/31/2020 21.34 0.19 2.32 2.51 (0.19) (1.02) (1.21) 22.64 12.84% 24,516 0.61% 0.97% 0.61% 18.06%
Class Y Shares
12/31/2024 18.90 0.26 2.27 2.53 (0.24) (0.97) (1.21) 20.22 13.65% 241,798 0.25% 1.29% 0.25% 18.09%
12/31/2023 17.40 0.27 2.46 2.73 (0.25) (0.98) (1.23) 18.90 16.23% 247,290 0.25% 1.47% 0.25% 19.66%
12/31/2022 27.72 0.31 (4.02) (3.71) (0.25) (6.36) (6.61) 17.40 (13.27)% 241,715 0.26% 1.37% 0.26% 15.01%
12/31/2021 22.97 0.26 5.32 5.58 (0.36) (0.47) (0.83) 27.72 24.43% 338,153 0.25% 0.97% 0.25% 21.16%
12/31/2020 21.61 0.26 2.38 2.64 (0.26) (1.02) (1.28) 22.97 13.28% 749,330 0.26% 1.32% 0.26% 18.06%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - December 31, 2024 - Financial Highlights - 151
The accompanying notes are an integral part of these financial statements.
NVIT S&P 500 Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2024 $ 9.18 $ 0.12 $ 2.16 $ 2.28 $ (0.11) $ (0.01) $ (0.12) $ 11.34 24.76% $ 835,668 0.24% 1.18% 0.31% 1.53%
12/31/2023 7.39 0.12 1.79 1.91 (0.11) (0.01) (0.12) 9.18 25.96% 635,172 0.24% 1.42% 0.31% 2.73%
12/31/2022 27.94 0.20 (5.01) (4.81) (0.10) (15.64) (15.74) 7.39 (18.31)% 496,105 0.26% 1.34% 0.33% 2.01%
12/31/2021 22.36 0.29 6.03 6.32 (0.55) (0.19) (0.74) 27.94 28.37% 593,935 0.24% 1.13% 0.31% 10.30%
12/31/2020 19.63 0.36 3.16 3.52 (0.38) (0.41) (0.79) 22.36 18.19% 413,064 0.25% 1.83% 0.32% 3.97%
Class II Shares
12/31/2024 8.95 0.09 2.09 2.18 (0.08) (0.01) (0.09) 11.04 24.34% 2,645,993 0.49% 0.93% 0.56% 1.53%
12/31/2023 7.20 0.09 1.76 1.85 (0.09) (0.01) (0.10) 8.95 25.80% 2,105,725 0.49% 1.17% 0.56% 2.73%
12/31/2022 27.74 0.16 (4.98) (4.82) (0.08) (15.64) (15.72) 7.20 (18.56)% 1,694,017 0.51% 1.09% 0.58% 2.01%
12/31/2021 22.21 0.22 6.00 6.22 (0.50) (0.19) (0.69) 27.74 28.09% 1,971,833 0.49% 0.88% 0.56% 10.30%
12/31/2020 19.52 0.31 3.12 3.43 (0.33) (0.41) (0.74) 22.21 17.85% 1,187,286 0.50% 1.58% 0.57% 3.97%
Class IV Shares
12/31/2024 9.26 0.12 2.16 2.28 (0.10) (0.01) (0.11) 11.43 24.63% 269,307 0.26% 1.16% 0.26% 1.53%
12/31/2023 7.45 0.12 1.81 1.93 (0.11) (0.01) (0.12) 9.26 25.99% 232,708 0.26% 1.40% 0.26% 2.73%
12/31/2022 28.01 0.20 (5.02) (4.82) (0.10) (15.64) (15.74) 7.45 (18.32)% 198,301 0.28% 1.31% 0.28% 2.01%
12/31/2021 22.41 0.28 6.06 6.34 (0.55) (0.19) (0.74) 28.01 28.36% 260,586 0.26% 1.11% 0.26% 10.30%
12/31/2020 19.68 0.35 3.16 3.51 (0.37) (0.41) (0.78) 22.41 18.12% 216,830 0.27% 1.81% 0.27% 3.97%
Class Y Shares
12/31/2024 9.25 0.13 2.18 2.31 (0.12) (0.01) (0.13) 11.43 24.88% 508,784 0.16% 1.26% 0.16% 1.53%
12/31/2023 7.45 0.13 1.80 1.93 (0.12) (0.01) (0.13) 9.25 25.97% 297,812 0.16% 1.51% 0.16% 2.73%
12/31/2022 28.00 0.21 (5.01) (4.80) (0.11) (15.64) (15.75) 7.45 (18.20)% 176,092 0.18% 1.42% 0.18% 2.01%
12/31/2021 22.40 0.30 6.06 6.36 (0.57) (0.19) (0.76) 28.00 28.50% 208,957 0.15% 1.21% 0.15% 10.30%
12/31/2020 19.67 0.37 3.16 3.53 (0.39) (0.41) (0.80) 22.40 18.24% 2,736,349 0.17% 1.91% 0.17% 3.97%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

152 - Financial Highlights - December 31, 2024 - Index Funds
The accompanying notes are an integral part of these financial statements.
NVIT Small Cap Index Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)(g)
Class II Shares
12/31/2024 $ 7.91 $ 0.09 $ 0.77 $ 0.86 $ (0.08) $ (0.09) $ (0.17) $ 8.60 10.87% $ 324,991 0.58% 1.04% 0.65% 20.11%
12/31/2023 6.92 0.08 1.04 1.12 (0.08) (0.05) (0.13) 7.91 16.35% 278,760 0.61% 1.13% 0.68% 19.05%
12/31/2022 10.13 0.08 (2.14) (2.06) (0.06) (1.09) (1.15) 6.92 (20.72)% 249,830 0.61% 0.97% 0.68% 17.25%
12/31/2021 9.12 0.06 1.23 1.29 (0.08) (0.20) (0.28) 10.13 14.20% 282,443 0.61% 0.57% 0.68% 32.44%
12/31/2020 8.07 0.05 1.41 1.46 (0.07) (0.34) (0.41) 9.12 19.32% 206,835 0.61% 0.75% 0.68% 23.07%
Class Y Shares
12/31/2024 8.06 0.12 0.79 0.91 (0.10) (0.09) (0.19) 8.78 11.35% 150,222 0.25% 1.37% 0.25% 20.11%
12/31/2023 7.05 0.11 1.06 1.17 (0.11) (0.05) (0.16) 8.06 16.69% 115,934 0.28% 1.46% 0.28% 19.05%
12/31/2022 10.29 0.11 (2.18) (2.07) (0.08) (1.09) (1.17) 7.05 (20.46)% 103,725 0.28% 1.30% 0.28% 17.25%
12/31/2021 9.26 0.08 1.26 1.34 (0.11) (0.20) (0.31) 10.29 14.54% 120,964 0.27% 0.76% 0.27% 32.44%
12/31/2020 8.18 0.08 1.43 1.51 (0.09) (0.34) (0.43) 9.26 19.71% 248,021 0.28% 1.08% 0.28% 23.07%
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios include expenses reimbursed to the Advisor.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

Index Funds - December 31, 2024 - Notes to Financial Statements - 153
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2024, the Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Bond Index Fund ("Bond Index")
NVIT International Index Fund ("International Index")
NVIT Mid Cap Index Fund ("Mid Cap Index")
NVIT S&P 500 Index Fund ("S&P 500 Index")
NVIT Small Cap Index Fund ("Small Cap Index")
Shares of the Funds are held by separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, and other affiliated insurance companies. Bond Index and Small Cap Index are also owned by other series of the Trust that operate as a fund-of-
funds, such as the NVIT Investor Destinations Funds. International Index and Mid Cap Index are also owned by other unaffiliated insurance companies and other series of the Trust that operate as a fund-of-funds, such as the NVIT Investor Destinations Funds.
The Funds, as applicable, currently offer Class I, Class II, Class IV, Class VIII and Class Y shares. Each share class of a Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

154 - Notes to Financial Statements - December 31, 2024 - Index Funds
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
Debt and other fixed-income securities are generally valued at the bid evaluation price provided by an independent pricing service as approved by the Board of Trustees. Evaluations provided by independent pricing service providers may be determined without exclusive reliance on quoted prices and may use broker-dealer quotations, individual trading characteristics and other market data, reported trades or valuation estimates from their internal pricing models. The independent pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, anticipated timing of principal repayments, and quoted prices for similar assets and are generally categorized as
Level 2 investments within the hierarchy. Debt obligations generally involve some risk of default with respect to interest and/or principal payments.
Municipal securities are valued as determined by an independent pricing service. The independent pricing service utilizes internal models and uses observable inputs such as: (i) yields or prices of municipal securities of comparable quality, coupon, maturity and type; (ii) indications as to values from dealers; and (iii) general market conditions. Municipal securities are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades

Index Funds - December 31, 2024 - Notes to Financial Statements - 155
that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2024. Please refer to the Statements of Investments for additional information on portfolio holdings.
Bond Index
Level 1 Level 2 Level 3 Total
Assets:
Asset-Backed Securities $ – $ 9,028,878 $ – $ 9,028,878
Commercial Mortgage-Backed Securities – 35,160,848 – 35,160,848
Corporate Bonds – 557,106,757 – 557,106,757
Foreign Government Securities – 33,667,380 – 33,667,380
Mortgage-Backed Securities – 561,237,724 – 561,237,724
Municipal Bonds – 12,147,280 – 12,147,280
Repurchase Agreements – 114,919,742 – 114,919,742
Supranational – 26,156,413 – 26,156,413
U.S. Government Agency Securities – 10,888,594 – 10,888,594
U.S. Treasury Obligations – 973,357,411 – 973,357,411
Total $ – $ 2,333,671,027 $ – $ 2,333,671,027
International Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 23,693,284 $ – $ 23,693,284
Air Freight & Logistics – 5,258,865 – 5,258,865
Automobile Components – 5,593,460 – 5,593,460
Automobiles – 29,547,571 – 29,547,571
Banks – 115,243,958 – 115,243,958
Beverages 996,687 13,512,294 – 14,508,981
Biotechnology – 9,053,919 – 9,053,919
Broadline Retail 311,203 8,359,424 – 8,670,627
Building Products – 9,096,822 – 9,096,822
Capital Markets 286,204 31,739,879 – 32,026,083
Chemicals 675,532 25,687,811 – 26,363,343
Commercial Services & Supplies – 3,697,263 – 3,697,263
Communications Equipment – 2,778,808 – 2,778,808
Construction & Engineering – 7,388,609 – 7,388,609
Construction Materials – 4,857,612 – 4,857,612
Consumer Staples Distribution & Retail – 11,949,439 – 11,949,439
Containers & Packaging – 350,765 – 350,765
Distributors – 198,766 – 198,766

156 - Notes to Financial Statements - December 31, 2024 - Index Funds
Level 1 Level 2 Level 3 Total
Assets:
Diversified Consumer Services $ – $ 587,636 $ – $ 587,636
Diversified REITs – 1,448,699 – 1,448,699
Diversified Telecommunication Services – 17,195,474 – 17,195,474
Electric Utilities – 17,171,899 – 17,171,899
Electrical Equipment – 22,805,602 – 22,805,602
Electronic Equipment, Instruments &
Components – 11,779,214 – 11,779,214
Energy Equipment & Services – 480,492 – 480,492
Entertainment 6,514,642 7,153,485 – 13,668,127
Financial Services – 10,890,345 – 10,890,345
Food Products – 23,433,482 – 23,433,482
Gas Utilities – 2,480,372 – 2,480,372
Ground Transportation 620,590 3,339,576 – 3,960,166
Health Care Equipment & Supplies – 20,682,485 – 20,682,485
Health Care Providers & Services – 2,370,616 – 2,370,616
Health Care Technology – 788,280 – 788,280
Hotels, Restaurants & Leisure – 14,666,459 – 14,666,459
Household Durables – 11,855,814 – 11,855,814
Household Products – 5,480,340 – 5,480,340
Independent Power and Renewable
Electricity Producers – 2,068,730 – 2,068,730
Industrial Conglomerates – 19,972,991 – 19,972,991
Industrial REITs – 3,637,613 – 3,637,613
Insurance – 55,498,273 – 55,498,273
Interactive Media & Services – 2,637,369 – 2,637,369
IT Services 704,368 7,530,979 – 8,235,347
Leisure Products – 1,514,487 – 1,514,487
Life Sciences Tools & Services – 4,438,782 – 4,438,782
Machinery – 29,192,822 – 29,192,822
Marine Transportation – 3,560,785 – 3,560,785
Media – 3,219,392 – 3,219,392
Metals & Mining – 25,314,862 – 25,314,862
Multi-Utilities – 8,831,487 – 8,831,487
Office REITs – 912,582 – 912,582
Oil, Gas & Consumable Fuels – 33,772,613 – 33,772,613
Paper & Forest Products – 2,292,150 – 2,292,150
Passenger Airlines – 1,236,387 – 1,236,387
Personal Care Products – 18,258,552 – 18,258,552
Pharmaceuticals 1,550,999 82,141,119 – 83,692,118
Professional Services – 19,467,273 – 19,467,273
Real Estate Management & Development – 10,406,453 – 10,406,453
Retail REITs – 3,035,737 – 3,035,737
Semiconductors & Semiconductor
Equipment – 33,401,627 – 33,401,627
Software 2,418,624 21,509,429 – 23,928,053
Specialty Retail – 9,831,978 – 9,831,978
Technology Hardware, Storage &
Peripherals – 4,929,413 – 4,929,413
Textiles, Apparel & Luxury Goods – 27,091,850 – 27,091,850
Tobacco – 7,827,888 – 7,827,888
Trading Companies & Distributors 1,116,532 18,826,664 – 19,943,196
Transportation Infrastructure – 3,521,073 – 3,521,073
Water Utilities – 1,068,004 – 1,068,004
Wireless Telecommunication Services – 9,980,427 – 9,980,427
Total Common Stocks $ 15,195,381 $ 959,548,610 $ – $ 974,743,991
Repurchase Agreements – 23,948,698 – 23,948,698
Total Assets $ 15,195,381 $ 983,497,308 $ – $ 998,692,689
Liabilities:
Futures Contracts# $ (85,204) $ – $ – $ (85,204)
Total Liabilities $ (85,204) $ – $ – $ (85,204)
Total $ 15,110,177 $ 983,497,308 $ – $ 998,607,485

Index Funds - December 31, 2024 - Notes to Financial Statements - 157
Mid Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 1,209,539,892 $ – $ – $ 1,209,539,892
Repurchase Agreements – 71,066,492 – 71,066,492
Total Assets $ 1,209,539,892 $ 71,066,492 $ – $ 1,280,606,384
Liabilities:
Futures Contracts# $ (483,215) $ – $ – $ (483,215)
Total Liabilities $ (483,215) $ – $ – $ (483,215)
Total $ 1,209,056,677 $ 71,066,492 $ – $ 1,280,123,169
S&P 500 Index
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ 4,210,778,921 $ – $ – $ 4,210,778,921
Repurchase Agreements – 44,737,441 – 44,737,441
Total Assets $ 4,210,778,921 $ 44,737,441 $ – $ 4,255,516,362
Liabilities:
Futures Contracts# $ (1,339,610) $ – $ – $ (1,339,610)
Total Liabilities $ (1,339,610) $ – $ – $ (1,339,610)
Total $ 4,209,439,311 $ 44,737,441 $ – $ 4,254,176,752
Small Cap Index
Level 1 Level 2 Level 3 Total
Assets:
Closed End Fund $ 34,288 $ – $ – $ 34,288
Common Stocks
Aerospace & Defense 6,819,317 – – 6,819,317
Air Freight & Logistics 845,062 – – 845,062
Automobile Components 5,369,272 – – 5,369,272
Automobiles 260,359 – – 260,359
Banks 48,359,092 – – 48,359,092
Beverages 1,379,182 – – 1,379,182
Biotechnology 39,169,373 – – 39,169,373
Broadline Retail 103,965 – – 103,965
Building Products 6,721,387 – – 6,721,387
Capital Markets 8,495,382 – – 8,495,382
Chemicals 8,712,932 – – 8,712,932
Commercial Services & Supplies 8,596,409 – – 8,596,409
Communications Equipment 3,172,839 – – 3,172,839
Construction & Engineering 8,096,489 – – 8,096,489
Construction Materials 2,379,464 – – 2,379,464
Consumer Finance 4,442,336 – – 4,442,336
Consumer Staples Distribution & Retail 4,124,201 – – 4,124,201
Containers & Packaging 1,135,419 – – 1,135,419
Distributors 198,818 – – 198,818
Diversified Consumer Services 5,059,515 – – 5,059,515
Diversified REITs 2,964,025 – – 2,964,025
Diversified Telecommunication Services 2,884,531 – – 2,884,531
Electric Utilities 3,709,463 – – 3,709,463
Electrical Equipment 6,150,448 – – 6,150,448
Electronic Equipment, Instruments &
Components 14,041,010 – – 14,041,010
Energy Equipment & Services 9,775,795 – – 9,775,795
Entertainment 2,443,838 – – 2,443,838
Financial Services 12,521,039 – – 12,521,039
Food Products 4,642,451 – – 4,642,451
Gas Utilities 4,568,566 – – 4,568,566

158 - Notes to Financial Statements - December 31, 2024 - Index Funds
Level 1 Level 2 Level 3 Total
Assets:
Ground Transportation $ 2,073,329 $ – $ – $ 2,073,329
Health Care Equipment & Supplies 14,162,259 – – 14,162,259
Health Care Providers & Services 12,736,225 – – 12,736,225
Health Care REITs 3,556,613 – – 3,556,613
Health Care Technology 1,579,437 – – 1,579,437
Hotel & Resort REITs 3,640,577 – – 3,640,577
Hotels, Restaurants & Leisure 9,349,812 – – 9,349,812
Household Durables 9,227,364 – – 9,227,364
Household Products 1,463,436 – – 1,463,436
Independent Power and Renewable
Electricity Producers 847,774 – – 847,774
Industrial Conglomerates 113,804 – – 113,804
Industrial REITs 1,916,074 – – 1,916,074
Insurance 9,485,770 – – 9,485,770
Interactive Media & Services 2,940,054 – – 2,940,054
IT Services 2,774,368 – – 2,774,368
Leisure Products 1,926,737 – – 1,926,737
Life Sciences Tools & Services 1,305,528 – – 1,305,528
Machinery 18,674,914 – – 18,674,914
Marine Transportation 1,275,059 – – 1,275,059
Media 3,745,395 – – 3,745,395
Metals & Mining 7,343,289 – – 7,343,289
Mortgage Real Estate Investment Trusts
(REITs) 4,203,664 – – 4,203,664
Multi-Utilities 1,986,476 – – 1,986,476
Office REITs 3,157,835 – – 3,157,835
Oil, Gas & Consumable Fuels 14,419,299 – – 14,419,299
Paper & Forest Products 572,002 – – 572,002
Passenger Airlines 2,242,552 – – 2,242,552
Personal Care Products 1,207,641 – – 1,207,641
Pharmaceuticals 7,970,952 – – 7,970,952
Professional Services 10,504,586 – – 10,504,586
Real Estate Management & Development 2,717,980 – – 2,717,980
Residential REITs 2,132,096 – – 2,132,096
Retail REITs 6,491,832 – – 6,491,832
Semiconductors & Semiconductor
Equipment 12,096,624 – – 12,096,624
Software 31,041,238 – – 31,041,238
Specialized REITs 2,079,698 – – 2,079,698
Specialty Retail 11,430,680 – – 11,430,680
Technology Hardware, Storage &
Peripherals 2,160,645 – – 2,160,645
Textiles, Apparel & Luxury Goods 2,895,026 – – 2,895,026
Tobacco 435,672 – – 435,672
Trading Companies & Distributors 11,739,943 – – 11,739,943
Transportation Infrastructure 21,009 – – 21,009
Water Utilities 1,651,691 – – 1,651,691
Wireless Telecommunication Services 727,845 – – 727,845
Total Common Stocks $ 471,166,783 $ – $ – $ 471,166,783
Repurchase Agreements – 50,252,510 – 50,252,510
Rights – – – –
Warrants – – 1,557 1,557
Total Assets $ 471,201,071 $ 50,252,510 $ 1,557 $ 521,455,138
Liabilities:
Futures Contracts# $ (143,843) $ – $ – $ (143,843)
Total Liabilities $ (143,843) $ – $ – $ (143,843)
Total $ 471,057,228 $ 50,252,510 $ 1,557 $ 521,311,295
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.

Index Funds - December 31, 2024 - Notes to Financial Statements - 159
The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 5. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2024, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Futures Contracts
Certain Funds are subject to equity price and/or interest rate risk in the normal course of pursuing their objectives. Certain Funds entered into financial futures contracts (“futures contracts”) to manage currency risk, to equitize cash balances, to more efficiently
As of December 31, 2024, International Index held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of December 31, 2024, Small Cap Index held five rights investments and two common stock investments that were categorized as Level 3 investments which were each valued at $0.
Small Cap Index
Rights Warrants Total
Balance as of 12/31/2023 $ — $ — $ —
Accrued Accretion/(Amortization) — — —
Realized Gains (Losses) 1,480 — 1,480
Purchases — — —
Sales (1,480) — (1,480)
Change in Unrealized Appreciation/Depreciation — 1,557 1,557
Transfers into Level 3 — — —
Transfers out of Level 3 — — —
Balance as of 12/31/2024 $ — $ 1,557 $ 1,557
Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 12/31/2024 ** $ — $ 1,557 $ 1,557
** Included in the Statement of Operations under "Net change in unrealized appreciation/depreciation in the value of investment securities."

160 - Notes to Financial Statements - December 31, 2024 - Index Funds
manage the portfolio, to modify exposure to volatility, to increase or decrease the baseline equity exposure, to gain exposure to and/or hedge against changes in interest rates, for the purpose of managing active risk in the portfolio, to gain exposure to and/
or hedge against the value of equities and/or to gain exposure to foreign currencies, as applicable, to meet each Fund's stated
investment strategies as shown in the Fund's Prospectus. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.
Upon entering into a futures contract, a Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, a Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as
“variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by a Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level
1 investments within the hierarchy.
A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.
Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. A Fund’s investments in futures contracts entail limited counterparty credit risk because a Fund invests only in exchange traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.
The Funds' futures contracts are reflected in the Statements of Assets and Liabilities under “Receivable/Payable for variation margin on futures contracts," in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from expiration or closing of futures contracts” and “Net change in unrealized appreciation/depreciation in the value of futures contracts,” as applicable.
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2024:
International Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (85,204)
Total $ (85,204)
Mid Cap Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (483,215)
Total $ (483,215)
S&P 500 Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (1,339,610)
Total $ (1,339,610)

Index Funds - December 31, 2024 - Notes to Financial Statements - 161
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2024:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2024:
Small Cap Index
Liabilities: Statements of Assets and Liabilities Fair Value
Futures Contracts#
Equity risk Receivable/payable for variation margin on futures contracts $ (143,843)
Total $ (143,843)
# Includes cumulative appreciation/(depreciation) of futures contracts as reported in the Statement of Investments. Only current day's variation margin is reported within the Statements of Assets and Liabilities.
International Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 1,613,721
Total $ 1,613,721
Mid Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 260,238
Total $ 260,238
S&P 500 Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 5,578,778
Total $ 5,578,778
Small Cap Index
Realized Gains (Losses): Total
Futures Contracts
Equity risk $ 546,234
Total $ 546,234
International Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (145,085)
Total $ (145,085)
Mid Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (630,492)
Total $ (630,492)
S&P 500 Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (2,219,872)
Total $ (2,219,872)

162 - Notes to Financial Statements - December 31, 2024 - Index Funds
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2024:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. As of December 31, 2024, certain Funds have entered into futures contracts. These futures contract agreements do not provide for netting arrangements.
(e) TBA
The Funds may invest in TBA mortgage-backed securities. A TBA, or “To Be Announced,” trade represents a contract for the purchase or sale of mortgage-backed securities to be delivered at a future agreed-upon date; however, the specific mortgage pool numbers or the number of pools that will be delivered to fulfill the trade obligation or terms of the contract are unknown at the time of the trade. Mortgage pools (including fixed-rate or variable-rate mortgages) guaranteed by the Government National Mortgage
Association, or GNMA, the Federal National Mortgage Association, or FNMA, or the Federal Home Loan Mortgage Corporation, or
FHLMC, are subsequently allocated to the TBA transactions. TBAs involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to the settlement date. TBAs are valued at the bid evaluation price as provided by an independent pricing service approved by the Board.
The Funds may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, a Fund realizes a gain or loss based upon the unit price of the acquisition. If a Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
(f) Securities Lending
During the year ended December 31, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
Small Cap Index
Unrealized Appreciation/Depreciation: Total
Futures Contracts
Equity risk $ (292,129)
Total $ (292,129)
International Index
Futures Contracts:
Average Notional Balance Long $ 10,081,602
Mid Cap Index
Futures Contracts:
Average Notional Balance Long $ 10,264,464
S&P 500 Index
Futures Contracts:
Average Notional Balance Long $ 41,392,959
Small Cap Index
Futures Contracts:
Average Notional Balance Long $ 4,885,039

Index Funds - December 31, 2024 - Notes to Financial Statements - 163
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(g) Joint Repurchase Agreements
During the year ended December 31, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Bond Index $ 114,919,742
International Index 23,948,698
Mid Cap Index 71,066,492
S&P 500 Index 44,737,441
Small Cap Index 50,252,510

164 - Notes to Financial Statements - December 31, 2024 - Index Funds
of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
As of December 31, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2024, the joint repos on a gross basis were as follows:
Bank of America NA, 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $82,020,272, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 4.00%, maturing 2/1/2047 - 1/1/2048; total market value $83,640,000.
BofA Securities, Inc., 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $50,012,361, collateralized by U.S. Government
Agency Securities, ranging from 2.50% - 5.70%, maturing 8/16/2046 - 7/20/2072; total market value $51,000,000.
Cantor Fitzgerald & Co., 4.52%, dated 12/31/2024, due 1/2/2025, repurchase price $52,053,068, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 9.00%, maturing 2/1/2025 - 8/20/2074; total market value $53,080,800.
Cantor Fitzgerald & Co., 4.52%, dated 12/31/2024, due 1/2/2025, repurchase price $190,102,871, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.19% - 9.00%, maturing 2/1/2025 - 8/20/2074; total market value
$193,856,249.
Cantor Fitzgerald & Co., 4.65%, dated 12/26/2024, due 1/2/2025, repurchase price $64,057,867, collateralized by U.S.
Government Agency Securities, ranging from 1.19% - 9.00%, maturing 2/1/2025 - 10/20/2074; total market value $65,280,000.
CF Secured, LLC, 4.47%, dated 12/31/2024, due 1/2/2025, repurchase price $60,014,900, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 7.36%, maturing 1/7/2025 - 2/20/2073; total market value $61,215,215.
MetLife, Inc., 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $127,031,397, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 11/15/2038 - 11/15/2045; total market value $129,607,856.
Pershing LLC, 4.38%, dated 12/31/2024, due 1/2/2025, repurchase price $77,518,858, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 1/1/2025 - 11/20/2074; total market value $79,050,000.
Bond Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 13,500,000 $ – $ 13,500,000 $ (13,500,000) $ –
BofA Securities, Inc. 21,000,000 – 21,000,000 (21,000,000) –
Cantor Fitzgerald &
Co. 20,000,000 – 20,000,000 (20,000,000) –
Cantor Fitzgerald &
Co. 6,000,000 – 6,000,000 (6,000,000) –
Cantor Fitzgerald &
Co. 15,419,742 – 15,419,742 (15,419,742) –
MetLife, Inc. 30,000,000 – 30,000,000 (30,000,000) –
Pershing LLC 9,000,000 – 9,000,000 (9,000,000) –
Total $ 114,919,742 $ – $ 114,919,742 $ (114,919,742) $ –

Index Funds - December 31, 2024 - Notes to Financial Statements - 165
International Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
Cantor Fitzgerald &
Co. 3,948,698 – 3,948,698 (3,948,698) –
CF Secured, LLC 2,000,000 – 2,000,000 (2,000,000) –
MetLife, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Pershing LLC 8,000,000 – 8,000,000 (8,000,000) –
Total $ 23,948,698 $ – $ 23,948,698 $ (23,948,698) $ –
Mid Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 12,000,000 $ – $ 12,000,000 $ (12,000,000) $ –
BofA Securities, Inc. 2,000,000 – 2,000,000 (2,000,000) –
Cantor Fitzgerald &
Co. 5,000,000 – 5,000,000 (5,000,000) –
Cantor Fitzgerald &
Co. 2,000,000 – 2,000,000 (2,000,000) –
Cantor Fitzgerald &
Co. 19,066,492 – 19,066,492 (19,066,492) –
CF Secured, LLC 3,000,000 – 3,000,000 (3,000,000) –
MetLife, Inc. 20,000,000 – 20,000,000 (20,000,000) –
Pershing LLC 8,000,000 – 8,000,000 (8,000,000) –
Total $ 71,066,492 $ – $ 71,066,492 $ (71,066,492) $ –

166 - Notes to Financial Statements - December 31, 2024 - Index Funds
(h) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Inflation adjustments to the face amount of inflation-indexed securities are included in interest income on a Fund’s Statement of Operations, as applicable.
In the event that a deflation reduction exceeds total interest income, the amount characterized as deflation is recorded as an increase to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gain/loss from investment transactions in the Statements of Operations. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or
S&P 500 Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 5,000,000 $ – $ 5,000,000 $ (5,000,000) $ –
Cantor Fitzgerald &
Co. 12,000,000 – 12,000,000 (12,000,000) –
Cantor Fitzgerald &
Co. 4,737,441 – 4,737,441 (4,737,441) –
MetLife, Inc. 20,000,000 – 20,000,000 (20,000,000) –
Pershing LLC 3,000,000 – 3,000,000 (3,000,000) –
Total $ 44,737,441 $ – $ 44,737,441 $ (44,737,441) $ –
Small Cap Index
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 17,000,000 $ – $ 17,000,000 $ (17,000,000) $ –
BofA Securities, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Cantor Fitzgerald &
Co. 10,000,000 – 10,000,000 (10,000,000) –
Cantor Fitzgerald &
Co. 1,252,510 – 1,252,510 (1,252,510) –
MetLife, Inc. 10,000,000 – 10,000,000 (10,000,000) –
Pershing LLC 7,000,000 – 7,000,000 (7,000,000) –
Total $ 50,252,510 $ – $ 50,252,510 $ (50,252,510) $ –
* As of December 31, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

Index Funds - December 31, 2024 - Notes to Financial Statements - 167
shortfall amounts are recorded as income. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(i) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2024 are primarily attributable to foreign currency gain/
loss, investments in passive foreign investment companies ("PFICs") and investments in real estate investment trusts. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2024 may primarily be attributable to outstanding wash sale loss deferrals and investments in PFICs. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
For the year ended December 31, 2024, the Funds have no reclassifications between capital and total distributable earnings.
(j) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

168 - Notes to Financial Statements - December 31, 2024 - Index Funds
(k) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(l) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU Reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the
Statements of Operations.
(m) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2024, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Bond Index BlackRock Investment Management, LLC ("BlackRock")
International Index BlackRock
Mid Cap Index BlackRock
S&P 500 Index BlackRock
Small Cap Index BlackRock
Fund Fee Schedule
Advisory Fee
(annual rate)
Bond Index Up to $1.5 billion 0.195%
$1.5 billion up to $3 billion 0.155%
$3 billion and more 0.145%
International Index Up to $1.5 billion 0.245%
$1.5 billion up to $3 billion 0.205%
$3 billion and more 0.195%
Mid Cap Index Up to $1.5 billion 0.205%
$1.5 billion up to $3 billion 0.185%
$3 billion and more 0.175%
S&P 500 Index Up to $1.5 billion 0.125%
$1.5 billion up to $3 billion 0.105%
$3 billion and more 0.095%

Index Funds - December 31, 2024 - Notes to Financial Statements - 169
For the year ended December 31, 2024, the Funds' effective advisory fee rates were as follows:
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2025.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses, without any exclusions for Rule 12b-1 fees, administrative services fees or excludable sub administration fees and taking into account the effect of any fees waived by NFA or any of its affiliates pursuant to any other expense limitation agreement or fee waiver agreement as detailed above, from exceeding the amounts listed in the following table until April 30, 2025.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
As of December 31, 2024, there were no cumulative potential reimbursements which could be reimbursed to NFA.
During the year ended December 31, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
Fund Fee Schedule
Advisory Fee
(annual rate)
Small Cap Index Up to $1.5 billion 0.19%
$1.5 billion up to $3 billion 0.17%
$3 billion and more 0.16%
Fund
Effective Advisory Fee
Rate
Bond Index 0.18%
International Index 0.24
Mid Cap Index 0.20
S&P 500 Index 0.11
Small Cap Index 0.19
Fund Classes
Amount
(annual rate)
Bond Index All Classes 0.29%
International Index All Classes 0.34
Mid Cap Index All Classes 0.30
S&P 500 Index All Classes 0.21
Small Cap Index All Classes 0.28
Fund Classes
Amount
(annual rate)
Mid Cap Index Class II 0.72%
S&P 500 Index Class II 0.52%

170 - Notes to Financial Statements - December 31, 2024 - Index Funds
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2024, NFM earned an aggregate of $2,544,079 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2024, the Funds' aggregate portion of such costs amounted to $39,482.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate as listed in the following table.
The Trust and NFD have entered into a written contract waiving distribution fees for Class VIII shares of the Funds according to the following schedule until at least April 30, 2025:
During the year ended December 31, 2024, each Fund's waiver of such distribution fees by NFD, for which NFD shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I, Class II, and Class VIII shares of the Fund and up to 0.20% of the average daily net assets of Class IV shares of each Fund.
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund
Class II
Shares
Class VIII
Shares
Bond Index 0.25% N/A
International Index 0.25% 0.40%
Mid Cap Index 0.25% N/A
S&P 500 Index 0.25% N/A
Small Cap Index 0.25% N/A
N/A - Not Applicable.
Fund
Distribution
Fee Waiver
(Annual Rate)
International Index 0.05%
Fund Amount
International Index $ 80,911

Index Funds - December 31, 2024 - Notes to Financial Statements - 171
For the year ended December 31, 2024, the effective rates for administrative services fees were as follows:
The Trust and NFS have entered into a written contract waiving administrative services fees of the Funds according to the following schedule until April 30, 2025:
For the year ended December 31, 2024, each Fund’s total administrative services fees were as follows:
During the year ended December 31, 2024, each Fund’s waiver of such administrative service fees by NFS, for which NFS shall not be entitled to reimbursement by the Funds for any amount waived, were as follows:
Cross trades for the year ended December 31, 2024 were executed by certain Funds pursuant to procedures adopted by the Board of Trustees of the Funds to ensure compliance with Rule 17a-7 under the 1940 Act (the “Procedures”). In general, cross trading is the buying or selling of portfolio securities between a Fund and other series of the Trust, or between a Fund and other series of
NMF. The Board of Trustees determines no less frequently than quarterly that such transactions were effected in compliance with the Procedures.
Pursuant to these procedures, for the year ended December 31, 2024, the Funds that engaged in securities purchases and sales which resulted in net realized gain (loss), as applicable, were as follows:
Fund Class I Class II Class IV Class VIII
Bond Index 0.15% N/A N/A N/A
International Index 0.15 0.13% N/A 0.15%
Mid Cap Index 0.15 0.12 N/A N/A
S&P 500 Index 0.15 0.15 0.10% N/A
Small Cap Index N/A 0.15 N/A N/A
N/A — Not Applicable.
Fund
Class I
Shares
Class II
Shares
S&P 500 Index 0.07% 0.07%
Small Cap Index N/A 0.07%
N/A - Not Applicable.
Fund Amount
Bond Index $ 406,898
International Index 569,468
Mid Cap Index 1,413,462
S&P 500 Index 4,961,802
Small Cap Index 452,744
Fund Amount
S&P 500 Index $ 2,196,035
Small Cap Index 211,282
Fund
Purchases at
Cost Sales Proceeds
Net Realized
Gain/Loss
Bond Index $ – $ – $ –
International Index – – –
Mid Cap Index 11,612 3,198,344 1,637,027
S&P 500 Index 2,532,366 – –
Small Cap Index 14,351 14,840 36

172 - Notes to Financial Statements - December 31, 2024 - Index Funds
4. Investments in Affiliated Issuers
Bond Index invests in an affiliated issuer. The Fund’s transactions in the shares of the affiliated issuer during the year ended December
31, 2024 were as follows:
J
5. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the year ended December 31, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2024, none of the Funds engaged in interfund lending.
6. Investment Transactions
For the year ended December 31, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
For the year ended December 31, 2024, purchases and sales of U.S. Government securities (excluding short-term securities)
were as follows:
Bond Index
Security Description
Shares/Principal
at December 31,
2024
Market Value
December 31,
2023
($)
Purchases at
Cost
($)
Proceeds from
Sales
($)
Net Realized
Gains (Losses)
($)
Amortization(a)
($)
Change in
Unrealized
Appreciation/
(Depreciation)
($)
Market Value
December 31,
2024
($)
Dividend/
Interest
Income
($)
Capital Gain
Distributions
($)
Nationwide Financial
Services, Inc. 40,000 39,234 — — — 179 1,738 41,151 2,702 —
(a) Amortization is included in Dividend/Interest Income.
Fund Purchases
*
Sales
*
Bond Index $ 1,557,316,406 $ 1,456,564,584
International Index 70,892,061 516,242,718
Mid Cap Index 217,363,942 279,836,771
S&P 500 Index 265,199,860 57,326,699
Small Cap Index 128,590,636 86,578,518
* Includes purchases and sales of long-term U.S. Government securities, if any.
Fund Purchases Sales
Bond Index $ 280,105,501 $ 181,732,724

Index Funds - December 31, 2024 - Notes to Financial Statements - 173
7. Portfolio Investment Risks
(a) Risks Associated with Interest Rates
Prices of fixed-income securities generally increase when interest rates decline and decrease when interest rates increase. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities. To the extent a Fund invests a substantial portion of its assets in fixed-income securities with longer-term maturities, rising interest rates are more likely to cause the value of the Fund’s investments to decline significantly.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with Variable Rate Securities
Mortgage-Backed Securities — Mortgage-backed securities are fixed-income securities that give the holder the right to receive a portion of principal and/or interest payments made on a pool of residential or commercial mortgage loans. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or may be issued by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. Adjustable rate mortgage-backed securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. The Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. During periods of declining interest rates, income to the Fund derived from adjustable rate mortgage-backed securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage-backed securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.
Asset-Backed Securities — Asset-backed securities are fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, which pay down over time and generate sufficient cash to pay holders of the securities. Almost any type of fixed-income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by nongovernmental credit enhancements similar to those utilized in connection with mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.
To the extent a security interest exists, it may be more difficult for the issuer to enforce the security interest as compared to mortgage-backed securities.
Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities — CMOs are multi-class debt obligations which are collateralized by mortgage loans or pass-through certificates. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (referred to as “Mortgage Assets”). Often, CMOs are collateralized by
Government National Mortgage Association Pass-Through Certificates (“Ginnie Maes”), Federal National Mortgage Association
Pass-Through Certificates (“Fannie Maes”), or Federal Home Loan Mortgage Corporation Pass-Through Certificates (“Freddie
Macs”), but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses them as collateral for a multi-class security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated
maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially

174 - Notes to Financial Statements - December 31, 2024 - Index Funds
earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be reduced significantly. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.
Stripped Mortgage Securities — Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive the entire principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by a nationally recognized statistical rating organization.
Collateralized Debt Obligations (“CDOs”) — CDOs are a type of asset-backed security and include, among other things, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. A CBO is a trust which is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Fund as illiquid securities. In addition to the risks associated with debt instruments (e.g., interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
(d) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
(e) TBA Commitments
TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate, and mortgage terms. When entering into
TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.
8. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
9. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is

Index Funds - December 31, 2024 - Notes to Financial Statements - 175
currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to
Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.
10. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
The tax character of distributions paid during the year ended December 31, 2023 was as follows:
As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 67,420,714 $ – $ 67,420,714 $ – $ 67,420,714
International Index 39,893,912 – 39,893,912 – 39,893,912
Mid Cap Index 14,814,699 55,294,547 70,109,246 – 70,109,246
S&P 500 Index 35,008,267 2,297,369 37,305,636 – 37,305,636
Small Cap Index 4,650,122 4,704,952 9,355,074 – 9,355,074
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Bond Index $ 61,631,011 $ – $ 61,631,011 $ – $ 61,631,011
International Index 34,929,959 – 34,929,959 – 34,929,959
Mid Cap Index 13,619,575 55,958,027 69,577,602 – 69,577,602
S&P 500 Index 35,908,670 3,709,640 39,618,310 – 39,618,310
Small Cap Index 4,472,166 2,195,901 6,668,067 – 6,668,067
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Bond Index $ 14,240,717 $ – $ 14,240,717 $ – $ (73,954,329) $ (217,443,242) $ (277,156,854)
International Index 17,381,327 – 17,381,327 – (22,544,104) 347,320,780 342,158,003
Mid Cap Index 24,617,920 63,577,504 88,195,424 – – 435,195,147 523,390,571
S&P 500 Index 10,261,374 4,882,092 15,143,466 – – 2,973,969,318 2,989,112,784
Small Cap Index 5,572,543 15,334,086 20,906,629 – – 111,137,372 132,044,001
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Bond Index $ 2,551,114,269 $ 4,056,871 $ (221,500,113) $ (217,443,242)
International Index 651,056,216 382,390,149 (34,838,880) 347,551,269
Mid Cap Index 844,928,022 485,090,881 (49,895,734) 435,195,147
S&P 500 Index 1,280,207,434 3,008,850,194 (34,880,876) 2,973,969,318
Small Cap Index 410,173,923 158,549,488 (47,412,116) 111,137,372

176 - Notes to Financial Statements - December 31, 2024 - Index Funds
As of December 31, 2024, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2024.
During the year ended December 31, 2024, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
11. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund Amount
Bond Index $ (73,954,329)
International Index (22,544,104)
Fund Utilized
International Index $ 105,034,169

Index Funds - December 31, 2024 - Report of Independent Registered Public Accounting Firm - 177
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Bond Index Fund, NVIT
International Index Fund, NVIT Mid Cap Index Fund, NVIT S&P 500 Index Fund and NVIT Small Cap Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Bond
Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund, NVIT S&P 500 Index Fund and NVIT Small Cap Index
Fund (five of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of
December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December
31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2025
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

178 - Supplemental Information - December 31, 2024 (Unaudited) - Index Funds
Other Federal Tax Information
For the year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2024 Form 1099-DIV.
For the taxable year ended December 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2024, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2024, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Bond Index – %
International Index –
Mid Cap Index 33.52
S&P 500 Index 100.00
Small Cap Index 32.71
Fund Amount
Bond Index $ –
International Index –
Mid Cap Index 55,294,547
S&P 500 Index 2,297,369
Small Cap Index 4,704,952
Fund Amount Per Share
Bond Index $ – $ –
International Index 39,995,819 0.4246
Mid Cap Index – –
S&P 500 Index – –
Small Cap Index – –
Fund Amount Per Share
Bond Index $ – $ –
International Index 2,288,642 0.0243
Mid Cap Index – –
S&P 500 Index – –
Small Cap Index – –

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-IDX (2-25)

Annual Financial Statement
December 31, 2024
Nationwide Variable Insurance Trust
International Funds
NVIT Columbia Overseas Value Fund
NVIT Emerging Markets Fund
NVIT International Equity Fund
NVIT NS Partners International Focused Growth Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your Fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your Fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your
Fund investments. You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at
http://www.sec.gov . Forms N-PORT and N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington,
DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC, member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2025 Nationwide

Statements of Investments 2
Statements of Assets and Liabilities 18
Statements of Operations 22
Statements of Changes in Net Assets 24
Financial Highlights 31
Notes to Financial Statements 35
Report of Independent Registered Public Accounting Firm 54
Supplemental Information 55

2 - Statement of Investments - December 31, 2024 - NVIT Columbia Overseas Value Fund
Common Stocks 96 .6%
Shares Value ($)
AUSTRALIA 2 .4%
Metals & Mining 1 .7%
Northern Star Resources Ltd. 402,935 3,866,545
Oil, Gas & Consumable Fuels 0 .7%
Paladin Energy Ltd. *(a) 319,680 1,496,999
5,363,544
BELGIUM 0 .4%
Diversified Telecommunication Services 0 .4%
Liberty Global Ltd., Class C *(a) 65,461 860,158
CANADA 3 .6%
Chemicals 0 .3%
Nutrien Ltd. (a) 16,689 746,833
Metals & Mining 1 .1%
Pan American Silver Corp. 82,458 1,667,300
Teck Resources Ltd., Class B (a) 20,150 816,680
2,483,980
Oil, Gas & Consumable Fuels 2 .2%
Cameco Corp. 52,216 2,683,381
Vermilion Energy, Inc. (a) 219,791 2,066,035
4,749,416
7,980,229
CHINA 1 .2%
Broadline Retail 1 .2%
Prosus NV 64,896 2,573,650
FINLAND 1 .6%
Paper & Forest Products 1 .6%
UPM-Kymmene OYJ 129,875 3,572,247
FRANCE 11 .2%
Automobile Components 0 .7%
Cie Generale des Etablissements
Michelin SCA 50,016 1,642,349
Banks 2 .0%
BNP Paribas SA 51,456 3,151,350
Societe Generale SA 44,289 1,240,046
4,391,396
Building Products 0 .5%
Cie de Saint-Gobain SA 12,716 1,119,333
Construction & Engineering 0 .5%
Eiffage SA 12,909 1,132,986
Insurance 2 .3%
AXA SA 143,471 5,101,146
Multi-Utilities 2 .1%
Engie SA 301,072 4,772,588
Oil, Gas & Consumable Fuels 3 .1%
TotalEnergies SE 122,742 6,820,639
24,980,437
GERMANY 4 .0%
Health Care Providers & Services 0 .8%
Fresenius Medical Care AG 40,038 1,822,997
Machinery 1 .0%
Duerr AG 52,398 1,162,114
KION Group AG 34,571 1,140,969
2,303,083
Multi-Utilities 1 .6%
E.ON SE 303,023 3,528,329
Common Stocks
Shares Value ($)
GERMANY
Pharmaceuticals 0 .6%
Merck KGaA 8,708 1,261,744
8,916,153
GREECE 1 .5%
Banks 1 .5%
Piraeus Financial Holdings SA 861,353 3,435,205
HONG KONG 1 .4%
Food Products 1 .4%
WH Group Ltd. Reg. S (b) 4,135,377 3,206,783
IRELAND 1 .5%
Banks 1 .5%
Bank of Ireland Group plc 376,347 3,431,797
ISRAEL 2 .6%
Diversified Telecommunication Services 0 .6%
Bezeq The Israeli
Telecommunication Corp. Ltd. 860,295 1,227,724
Software 2 .0%
Check Point Software
Technologies Ltd. * 24,180 4,514,406
5,742,130
JAPAN 25 .4%
Automobiles 1 .8%
Subaru Corp. 186,400 3,284,683
Toyota Motor Corp. 33,000 650,505
3,935,188
Banks 3 .9%
Mebuki Financial Group, Inc. (a) 619,000 2,501,041
Sumitomo Mitsui Financial Group,
Inc. 243,800 5,870,968
8,372,009
Building Products 1 .0%
Sanwa Holdings Corp. 80,900 2,238,589
Commercial Services & Supplies 1 .9%
TOPPAN Holdings, Inc. 156,200 4,134,068
Construction & Engineering 0 .6%
Kinden Corp. 74,300 1,425,351
Consumer Staples Distribution & Retail 1 .3%
MatsukiyoCocokara & Co. 118,900 1,729,865
Sundrug Co. Ltd. 46,300 1,181,744
2,911,609
Electronic Equipment, Instruments & Components 2 .3%
Daiwabo Holdings Co. Ltd. 165,400 3,214,479
Macnica Holdings, Inc. 169,700 1,960,231
5,174,710
Financial Services 1 .8%
ORIX Corp. 188,500 4,029,890
Health Care Providers & Services 1 .4%
Medipal Holdings Corp. 134,100 2,024,592
Ship Healthcare Holdings, Inc. 86,300 1,209,543
3,234,135
Insurance 1 .3%
Dai-ichi Life Holdings, Inc. 113,300 3,009,777
Leisure Products 2 .0%
Sankyo Co. Ltd. 325,300 4,400,101
Media 0 .5%
Fuji Media Holdings, Inc. 39,700 434,149

NVIT Columbia Overseas Value Fund - December 31, 2024 - Statement of Investments - 3
Common Stocks
Shares Value ($)
JAPAN
Media
Nippon Television Holdings, Inc. 38,600 667,536
1,101,685
Real Estate Management & Development 1 .0%
Tokyo Tatemono Co. Ltd. (a) 137,700 2,252,907
Specialty Retail 1 .5%
Shimamura Co. Ltd. 61,700 3,441,576
Trading Companies & Distributors 3 .1%
ITOCHU Corp. 37,100 1,826,124
Marubeni Corp. 157,400 2,358,594
Sumitomo Corp. 119,800 2,575,739
6,760,457
56,422,052
NETHERLANDS 6 .2%
Banks 2 .4%
ING Groep NV 333,984 5,222,421
Consumer Staples Distribution & Retail 1 .8%
Koninklijke Ahold Delhaize NV 124,747 4,068,347
Insurance 2 .0%
ASR Nederland NV 95,106 4,510,511
13,801,279
NORWAY 1 .1%
Food Products 1 .1%
Leroy Seafood Group ASA 591,571 2,554,556
PORTUGAL 1 .0%
Banks 1 .0%
Banco Comercial Portugues SA,
Class R 4,440,592 2,137,647
RUSSIA 0 .0%
†
Oil, Gas & Consumable Fuels 0 .0%
†
LUKOIL PJSC ^∞ 10,847 0
SINGAPORE 2 .1%
Banks 0 .8%
DBS Group Holdings Ltd. 53,400 1,708,060
Electronic Equipment, Instruments & Components 1 .2%
Venture Corp. Ltd. 289,600 2,786,662
Oil, Gas & Consumable Fuels 0 .1%
BW LPG Ltd. Reg. S (a)(b) 11,797 134,014
4,628,736
SOUTH AFRICA 0 .3%
Metals & Mining 0 .3%
Impala Platinum Holdings Ltd. * 160,693 748,091
SOUTH KOREA 0 .4%
Textiles, Apparel & Luxury Goods 0 .4%
Youngone Corp. * 32,377 932,084
SPAIN 2 .6%
Banks 2 .6%
Banco Santander SA 1,248,504 5,774,782
SWITZERLAND 1 .5%
Diversified Telecommunication Services 0 .5%
Sunrise Communications AG,
Class A * 28,332 1,227,496
Common Stocks
Shares Value ($)
SWITZERLAND
Pharmaceuticals 1 .0%
Novartis AG (Registered) 22,064 2,147,318
3,374,814
UNITED ARAB EMIRATES 0 .8%
Real Estate Management & Development 0 .8%
Emaar Properties PJSC 538,573 1,884,202
UNITED KINGDOM 10 .4%
Capital Markets 1 .4%
TP ICAP Group plc 1,015,486 3,269,143
Diversified Telecommunication Services 1 .3%
BT Group plc (a) 1,578,453 2,845,773
Industrial Conglomerates 1 .2%
DCC plc 42,521 2,731,300
Insurance 1 .2%
Just Group plc 1,283,944 2,610,269
Media 1 .1%
WPP plc 247,446 2,562,321
Pharmaceuticals 0 .8%
AstraZeneca plc, ADR 25,635 1,679,605
Specialty Retail 0 .8%
JD Sports Fashion plc 1,403,268 1,684,008
Tobacco 1 .8%
Imperial Brands plc 130,982 4,185,610
Wireless Telecommunication Services 0 .8%
Vodafone Group plc 1,996,887 1,702,909
23,270,938
UNITED STATES 13 .4%
Containers & Packaging 0 .9%
Smurfit WestRock plc (a) 38,046 2,049,158
Financial Services 1 .1%
Burford Capital Ltd. (a) 184,792 2,356,098
Food Products 1 .3%
JBS SA 312,224 1,847,408
Nestle SA (Registered) 12,655 1,037,705
2,885,113
Oil, Gas & Consumable Fuels 5 .9%
Diversified Energy Co. plc Reg.
S (a) 176,712 2,947,237
Energy Fuels, Inc. *(a) 223,149 1,144,754
Shell plc 295,682 9,178,960
13,270,951
Pharmaceuticals 4 .2%
Jazz Pharmaceuticals plc * 22,595 2,782,574
Roche Holding AG 7,511 2,102,390
Sanofi SA 47,131 4,557,748
9,442,712
30,004,032
Total Common Stocks
(cost $173,145,548) 215,595,546

4 - Statement of Investments - December 31, 2024 - NVIT Columbia Overseas Value Fund
Exchange Traded Fund 2 .2%
Shares Value ($)
UNITED STATES 2 .2%
iShares MSCI EAFE Value ETF (a) 95,251 4,997,820
Total Exchange Traded Fund
(cost $4,952,730) 4,997,820
Repurchase Agreements 5 .9%
Principal
Amount ($)
Bank of America NA, 4.45%,
dated 12/31/2024, due
1/2/2025, repurchase price
$7,001,731, collateralized
by U.S. Government Agency
Securities, ranging from
3.00% - 4.00%, maturing
2/1/2047 - 1/1/2048; total
market value $7,140,000.(c)
(d) 7,000,000 7,000,000
BofA Securities, Inc., 4.45%,
dated 12/31/2024, due
1/2/2025, repurchase price
$1,000,248, collateralized
by U.S. Government Agency
Securities, ranging from
2.50% - 5.70%, maturing
8/16/2046 - 7/20/2072; total
market value $1,020,000.(c)
(d) 1,000,000 1,000,000
Cantor Fitzgerald & Co., 4.52%,
dated 12/31/2024, due
1/2/2025, repurchase price
$1,000,252, collateralized
by U.S. Government Agency
Securities, ranging from
1.25% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $1,020,000.(c)
(d) 1,000,000 1,000,000
Cantor Fitzgerald & Co., 4.52%,
dated 12/31/2024, due
1/2/2025, repurchase price
$3,098,745, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 1.19% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $3,159,926.(c)
(d) 3,097,967 3,097,967
Repurchase Agreements
Principal
Amount ($) Value ($)
Pershing LLC, 4.38%, dated
12/31/2024, due 1/2/2025,
repurchase price $1,000,244,
collateralized by U.S.
Government Agency and
Treasury Securities, ranging
from 0.00% - 9.00%, maturing
1/1/2025 - 11/20/2074; total
market value $1,020,000.(c)
(d) 1,000,000 1,000,000
Total Repurchase Agreements
(cost $13,097,967) 13,097,967
Total Investments
(cost $191,196,245) — 104.7% 233,691,333
Liabilities in excess of other assets — (4.7)% (10,489,298)
NET ASSETS — 100.0%
$223,202,035
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $21,825,540, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $13,097,967 and by
$9,448,084 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.25%, and maturity dates ranging from 1/15/2025 –
5/15/2054, a total value of $22,546,051.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2024
was $3,340,797 which represents 1.50% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$13,097,967.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
ETF Exchange Traded Fund
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.

NVIT Columbia Overseas Value Fund - December 31, 2024 - Statement of Investments - 5
Forward Foreign Currency Contracts outstanding as of December 31, 2024:
Currenc y Purchased Currency Sold Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation) ($)
USD 928,733 AUD 1,429,000 JPMorgan Chase Bank NA 1/16/2025 44,240
USD 8,710,343 CAD 12,143,000 Wells Fargo Bank N.A 1/16/2025 258,636
USD 697,131 CHF 611,000 Barclays Bank plc 1/16/2025 22,883
USD 1,859,411 EUR 1,756,000 State Street Bank and Trust Co. 1/16/2025 39,495
USD 5,210,389 JPY 797,648,000 HSBC Bank USA, N.A. 1/16/2025 132,966
USD 708,824 JPY 106,154,000 Wells Fargo Bank N.A 1/16/2025 33,102
USD 3,285,485 SGD 4,406,000 UBS AG Stamford Branch 1/16/2025 57,351
Total unrealized appreciation 588,673
AUD 22,426,000 USD 14,632,869 Morgan Stanley Co., Inc. 1/16/2025 (752,092)
AUD 736,000 USD 473,765 UBS AG Stamford Branch 1/16/2025 (18,212)
CHF 6,812,000 USD 7,760,557 UBS AG Stamford Branch 1/16/2025 (243,406)
DKK 8,287,000 USD 1,173,206 HSBC Bank USA, N.A. 1/16/2025 (21,331)
EUR 4,002,000 USD 4,223,271 Barclays Bank plc 1/16/2025 (75,603)
EUR 1,122,000 USD 1,181,802 Wells Fargo Bank N.A 1/16/2025 (18,963)
JPY 139,632,000 USD 931,296 Wells Fargo Bank N.A 1/16/2025 (42,469)
NZD 786,000 USD 463,779 Morgan Stanley Co., Inc. 1/16/2025 (23,979)
SEK 36,125,000 USD 3,285,047 HSBC Bank USA, N.A. 1/16/2025 (17,648)
SEK 17,829,000 USD 1,638,080 Wells Fargo Bank N.A 1/16/2025 (25,500)
SGD 2,485,000 USD 1,858,986 HSBC Bank USA, N.A. 1/16/2025 (38,307)
SGD 635,000 USD 473,416 Wells Fargo Bank N.A 1/16/2025 (8,172)
Total unrealized depreciation (1,285,682)
Net unrealized depreciation (697,009)
Currency:
AUD Australian dollar
CAD Canadian dollar
CHF Swiss franc
DKK Danish krone
EUR Euro
JPY Japanese yen
NZD New Zealand dollar
SEK Swedish krona
SGD Singapore dollar
USD United States dollar
The accompanying notes are an integral part of these financial statements.

6 - Statement of Investments - December 31, 2024 - NVIT Emerging Markets Fund
Common Stocks 100 .4%
Shares Value ($)
BRAZIL 3 .2%
Banks 1 .3%
Banco do Brasil SA 254,800 981,747
Itau Unibanco Holding SA, ADR 173,823 862,162
1,843,909
Textiles, Apparel & Luxury Goods 0 .3%
Vivara Participacoes SA 157,700 491,335
Water Utilities 1 .6%
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP * 154,700 2,216,325
4,551,569
CHINA 28 .1%
Automobiles 1 .6%
BYD Co. Ltd., Class A 38,600 1,492,765
BYD Co. Ltd., Class H 24,500 835,382
2,328,147
Banks 0 .9%
China Merchants Bank Co. Ltd.,
Class H 256,500 1,314,100
Beverages 1 .7%
Eastroc Beverage Group Co. Ltd.,
Class A 72,150 2,453,771
Broadline Retail 4 .4%
Alibaba Group Holding Ltd. 396,369 4,206,453
Alibaba Group Holding Ltd., ADR 5,700 483,303
JD.com, Inc., Class A 90,200 1,564,861
6,254,617
Consumer Finance 0 .9%
Qifu Technology, Inc., Class A,
ADR 31,800 1,220,484
Electrical Equipment 1 .2%
NARI Technology Co. Ltd., Class A 477,765 1,649,556
Health Care Equipment & Supplies 0 .8%
Shenzhen Mindray Bio-Medical
Electronics Co. Ltd., Class A 30,600 1,067,216
Hotels, Restaurants & Leisure 2 .5%
Trip.com Group Ltd., ADR *(a) 51,800 3,556,588
Household Durables 0 .8%
Midea Group Co. Ltd. *(a) 110,500 1,073,826
Independent Power and Renewable Electricity Producers 0 .5%
CGN Power Co. Ltd., Class A 1,275,200 720,692
Insurance 1 .7%
PICC Property & Casualty Co.
Ltd., Class H 1,562,000 2,465,878
Interactive Media & Services 6 .4%
Tencent Holdings Ltd. 169,900 9,079,672
Machinery 1 .4%
Shenzhen Envicool Technology
Co. Ltd., Class A 214,800 1,187,339
Shenzhen Inovance Technology
Co. Ltd., Class A 101,800 815,016
2,002,355
Metals & Mining 1 .4%
Zijin Mining Group Co. Ltd., Class
A 550,100 1,138,104
Zijin Mining Group Co. Ltd., Class
H 430,000 786,972
1,925,076
Common Stocks
Shares Value ($)
CHINA
Oil, Gas & Consumable Fuels 0 .7%
PetroChina Co. Ltd., Class H 1,188,000 934,652
Passenger Airlines 0 .7%
Spring Airlines Co. Ltd., Class A 127,625 1,007,060
Personal Care Products 0 .5%
Proya Cosmetics Co. Ltd., Class A 66,800 773,360
39,827,050
GREECE 1 .8%
Hotels, Restaurants & Leisure 1 .1%
OPAP SA 95,344 1,550,579
Industrial Conglomerates 0 .7%
Metlen Energy & Metals SA 29,641 1,029,209
2,579,788
HONG KONG 2 .2%
Insurance 2 .2%
AIA Group Ltd. 342,013 2,474,098
Prudential plc 83,180 663,143
3,137,241
INDIA 19 .7%
Aerospace & Defense 1 .1%
Bharat Electronics Ltd. 472,084 1,612,884
Automobile Components 0 .7%
Sona Blw Precision Forgings Ltd.
Reg. S (b) 151,106 1,048,604
Automobiles 0 .6%
Eicher Motors Ltd. 14,049 791,263
Banks 4 .1%
Axis Bank Ltd. 211,785 2,630,266
HDFC Bank Ltd. 145,979 3,019,541
5,649,807
Beverages 1 .8%
Varun Beverages Ltd. 351,320 2,612,060
Construction & Engineering 1 .8%
Larsen & Toubro Ltd. 59,832 2,517,167
Health Care Providers & Services 3 .7%
Entero Healthcare Solutions Ltd. * 43,748 726,647
Max Healthcare Institute Ltd. 346,234 4,562,406
5,289,053
Hotels, Restaurants & Leisure 1 .5%
Juniper Hotels Ltd. * 141,672 578,421
Zomato Ltd. * 489,198 1,586,311
2,164,732
Independent Power and Renewable Electricity Producers 0 .7%
JSW Energy Ltd. 128,456 961,281
IT Services 1 .5%
Infosys Ltd. 94,777 2,076,390
Wireless Telecommunication Services 2 .2%
Bharti Airtel Ltd. 168,557 3,122,220
27,845,461
INDONESIA 3 .9%
Banks 3 .9%
Bank Central Asia Tbk. PT 4,947,715 2,965,061
Bank Rakyat Indonesia Persero
Tbk. PT 9,905,000 2,499,390
5,464,451

NVIT Emerging Markets Fund - December 31, 2024 - Statement of Investments - 7
Common Stocks
Shares Value ($)
LUXEMBOURG 0 .5%
Consumer Staples Distribution & Retail 0 .5%
Zabka Group SA * 153,298 714,148
MALAYSIA 1 .3%
Banks 1 .3%
Public Bank Bhd. 1,738,500 1,771,820
NETHERLANDS 0 .7%
Interactive Media & Services 0 .7%
Nebius Group NV, Class A * 33,418 925,679
PERU 0 .7%
Banks 0 .7%
Credicorp Ltd. 5,600 1,026,592
PHILIPPINES 2 .7%
Banks 0 .8%
Bank of the Philippine Islands 237,240 499,767
BDO Unibank, Inc. 269,120 666,562
1,166,329
Hotels, Restaurants & Leisure 1 .0%
Jollibee Foods Corp. 277,500 1,292,204
Industrial Conglomerates 0 .5%
SM Investments Corp. 49,160 762,321
Real Estate Management & Development 0 .4%
Ayala Land, Inc. 1,196,600 537,892
3,758,746
POLAND 1 .2%
Banks 0 .5%
Bank Polska Kasa Opieki SA 20,608 687,388
Textiles, Apparel & Luxury Goods 0 .7%
LPP SA 278 1,046,510
1,733,898
RUSSIA 0 .0%
†
Banks 0 .0%
†
Sberbank of Russia PJSC
(Preference) ^∞ 533,346 0
TCS Group Holding plc, GDR Reg.
S *^∞ 24,424 0
0
Consumer Staples Distribution & Retail 0 .0%
†
Magnit PJSC ^∞ 32,259 0
Oil, Gas & Consumable Fuels 0 .0%
†
Gazprom PJSC *^∞ 1,425,666 0
0
SOUTH AFRICA 1 .3%
Financial Services 1 .3%
FirstRand Ltd. 459,770 1,850,175
SOUTH KOREA 7 .9%
Automobiles 0 .8%
Hyundai Motor Co. (Preference) 4,489 475,192
Kia Corp. 10,075 682,849
1,158,041
Banks 1 .7%
KB Financial Group, Inc. 42,525 2,411,808
Semiconductors & Semiconductor Equipment 1 .3%
SK Hynix, Inc. 16,014 1,817,143
Technology Hardware, Storage & Peripherals 4 .1%
Samsung Electronics Co. Ltd. 118,968 4,293,386
Common Stocks
Shares Value ($)
SOUTH KOREA
Technology Hardware, Storage & Peripherals
Samsung Electronics Co. Ltd.
(Preference) 50,496 1,514,310
5,807,696
11,194,688
TAIWAN 21 .3%
Communications Equipment 1 .5%
Accton Technology Corp. 91,541 2,149,392
Electronic Equipment, Instruments & Components 2 .1%
Delta Electronics, Inc. 137,000 1,783,814
Lotes Co. Ltd. 19,000 1,125,477
2,909,291
Semiconductors & Semiconductor Equipment 16 .7%
Alchip Technologies Ltd. 13,000 1,293,606
eMemory Technology, Inc. 12,000 1,219,130
MediaTek, Inc. 64,000 2,747,961
Taiwan Semiconductor
Manufacturing Co. Ltd. 561,923 18,348,760
23,609,457
Technology Hardware, Storage & Peripherals 1 .0%
Quanta Computer, Inc. 161,000 1,397,822
30,065,962
THAILAND 2 .5%
Banks 0 .4%
SCB X PCL 166,300 570,673
Health Care Providers & Services 0 .8%
Bangkok Dusit Medical Services
PCL, Class F 1,505,900 1,079,992
Hotels, Restaurants & Leisure 0 .9%
Minor International PCL 1,723,200 1,307,534
Oil, Gas & Consumable Fuels 0 .4%
PTT Exploration & Production PCL 159,275 556,539
3,514,738
UNITED ARAB EMIRATES 0 .5%
Energy Equipment & Services 0 .5%
ADNOC Drilling Co. PJSC 497,873 721,766
UNITED STATES 0 .9%
IT Services 0 .9%
Globant SA * 6,100 1,307,962
Total Common Stocks
(cost $124,403,995) 141,991,734

8 - Statement of Investments - December 31, 2024 - NVIT Emerging Markets Fund
Repurchase Agreement 0 .6%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co., 4.52%,
dated 12/31/2024, due
1/2/2025, repurchase price
$917,596, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 1.19% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $935,712.(c)(d) 917,365 917,365
Total Repurchase Agreement
(cost $917,365) 917,365
Total Investments
(cost $125,321,360) — 101.0% 142,909,099
Liabilities in excess of other assets — (1.0)% (1,458,560)
NET ASSETS — 100.0%
$141,450,539
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $4,426,260, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $917,365 and by $3,637,292
of collateral in the form of U.S. Government Treasury
Securities, interest rates ranging from 0.13% – 4.75%, and
maturity dates ranging from 5/15/2025 – 2/15/2051, a total
value of $4,554,657.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2024
was $1,048,604 which represents 0.74% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was $917,365.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
GDR Global Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
The accompanying notes are an integral part of these financial statements.

NVIT International Equity Fund - December 31, 2024 - Statement of Investments - 9
Common Stocks 99 .5%
Shares Value ($)
ARGENTINA 0 .2%
Oil, Gas & Consumable Fuels 0 .2%
Vista Energy SAB de CV, ADR * 3,584 193,930
AUSTRALIA 4 .2%
Commercial Services & Supplies 0 .9%
Brambles Ltd. 79,812 948,819
Food Products 0 .1%
Inghams Group Ltd. (a) 48,201 94,891
Hotels, Restaurants & Leisure 0 .4%
Aristocrat Leisure Ltd. 10,699 451,803
Interactive Media & Services 0 .5%
REA Group Ltd. (a) 3,876 557,620
Metals & Mining 1 .2%
Evolution Mining Ltd. 91,361 273,494
Northern Star Resources Ltd. 22,790 218,692
Perseus Mining Ltd. 107,843 172,455
Ramelius Resources Ltd. (a) 103,337 133,052
Westgold Resources Ltd. 295,139 519,889
1,317,582
Multi-Utilities 0 .3%
AGL Energy Ltd. 46,017 321,683
Passenger Airlines 0 .8%
Qantas Airways Ltd. * 155,691 862,507
4,554,905
BELGIUM 0 .2%
Consumer Staples Distribution & Retail 0 .2%
Colruyt Group N.V 6,077 228,024
BRAZIL 1 .3%
Electric Utilities 0 .1%
Cia Energetica de Minas Gerais
(Preference) 67,200 119,459
Insurance 0 .4%
BB Seguridade Participacoes SA 76,300 446,079
Metals & Mining 0 .1%
Vale SA 6,500 57,446
Oil, Gas & Consumable Fuels 0 .7%
Petroleo Brasileiro SA (Preference) 138,500 815,080
1,438,064
BURKINA FASO 0 .1%
Metals & Mining 0 .1%
IAMGOLD Corp. * 23,710 122,554
CANADA 8 .4%
Banks 0 .2%
Royal Bank of Canada 2,193 264,420
Broadline Retail 1 .4%
Dollarama, Inc. (a) 15,582 1,520,639
Capital Markets 0 .9%
Brookfield Corp., Class A 8,495 488,265
CI Financial Corp. (a) 20,476 440,730
928,995
Consumer Staples Distribution & Retail 0 .5%
Loblaw Cos. Ltd. 4,170 548,777
Insurance 2 .1%
Fairfax Financial Holdings Ltd. 933 1,298,132
iA Financial Corp., Inc. 3,541 328,419
Common Stocks
Shares Value ($)
CANADA
Insurance
Manulife Financial Corp. 24,035 738,381
2,364,932
IT Services 1 .0%
CGI, Inc. 4,501 492,481
Shopify, Inc., Class A * 5,294 563,449
1,055,930
Metals & Mining 1 .3%
Agnico Eagle Mines Ltd. 5,783 452,437
Centerra Gold, Inc. 35,055 199,485
Hudbay Minerals, Inc. 24,596 199,513
Kinross Gold Corp. 27,499 255,391
Torex Gold Resources, Inc. * 12,653 249,284
1,356,110
Oil, Gas & Consumable Fuels 0 .7%
Parex Resources, Inc. 19,852 201,358
Suncor Energy, Inc. 16,238 579,618
780,976
Passenger Airlines 0 .3%
Air Canada *(a) 19,899 308,151
9,128,930
CHINA 9 .4%
Banks 0 .8%
Bank of China Ltd., Class H 850,000 434,508
China Construction Bank Corp.,
Class H 445,000 370,065
China Merchants Bank Co. Ltd.,
Class H 16,500 84,533
889,106
Broadline Retail 2 .1%
Alibaba Group Holding Ltd. 94,400 1,001,817
Alibaba Group Holding Ltd., ADR
(a) 2,708 229,611
JD.com, Inc., Class A 32,307 560,487
PDD Holdings, Inc., ADR * 4,029 390,773
Vipshop Holdings Ltd., ADR 12,965 174,639
2,357,327
Communications Equipment 0 .1%
BYD Electronic International Co.
Ltd. 17,500 94,855
Consumer Finance 0 .1%
Qifu Technology, Inc., Class A,
ADR 2,470 94,799
Electronic Equipment, Instruments & Components 0 .1%
Sunny Optical Technology Group
Co. Ltd. 9,400 83,337
Entertainment 0 .6%
NetEase, Inc. 36,500 651,150
Gas Utilities 0 .1%
Kunlun Energy Co. Ltd. 56,000 60,299
Hotels, Restaurants & Leisure 0 .9%
Haidilao International Holding Ltd.
Reg. S (b) 110,000 225,224
Meituan, Class B Reg. S *(b) 41,200 799,353
1,024,577
Household Durables 0 .5%
Midea Group Co. Ltd. * 53,400 518,935

10 - Statement of Investments - December 31, 2024 - NVIT International Equity Fund
Common Stocks
Shares Value ($)
CHINA
Insurance 0 .5%
China Life Insurance Co. Ltd.,
Class H 53,000 100,191
Ping An Insurance Group Co. of
China Ltd., Class H 77,000 453,201
553,392
Interactive Media & Services 1 .7%
Kuaishou Technology Reg. S *(a)
(b) 58,600 312,028
Tencent Holdings Ltd. 29,100 1,555,141
1,867,169
Machinery 0 .6%
Yangzijiang Shipbuilding Holdings
Ltd. 286,300 627,223
Oil, Gas & Consumable Fuels 0 .2%
PetroChina Co. Ltd., Class H 212,000 166,790
Real Estate Management & Development 0 .2%
KE Holdings, Inc., ADR 10,393 191,439
Technology Hardware, Storage & Peripherals 0 .9%
Xiaomi Corp., Class B Reg. S *(b) 219,200 965,784
10,146,182
DENMARK 1 .4%
Pharmaceuticals 1 .4%
Novo Nordisk A/S, Class B 17,852 1,536,472
FRANCE 5 .0%
Banks 1 .7%
BNP Paribas SA 24,684 1,511,738
Societe Generale SA 11,579 324,200
1,835,938
Building Products 0 .2%
Cie de Saint-Gobain SA 2,832 249,288
Construction & Engineering 1 .1%
Vinci SA 11,187 1,148,126
Hotels, Restaurants & Leisure 0 .4%
La Francaise des Jeux SACA Reg.
S (b) 11,788 452,816
Oil, Gas & Consumable Fuels 1 .5%
Gaztransport Et Technigaz SA 2,926 389,833
TotalEnergies SE 22,578 1,254,634
1,644,467
Retail REITs 0 .1%
Unibail-Rodamco-Westfield 1,307 98,072
5,428,707
GERMANY 4 .1%
Banks 0 .2%
Commerzbank AG 13,740 223,789
Capital Markets 0 .8%
Deutsche Bank AG (Registered) 51,026 879,382
Chemicals 0 .5%
BASF SE 12,465 548,128
Electrical Equipment 0 .7%
Siemens Energy AG * 14,809 772,745
Entertainment 0 .3%
CTS Eventim AG & Co. KGaA (a) 4,435 374,946
Common Stocks
Shares Value ($)
GERMANY
Hotels, Restaurants & Leisure 0 .4%
TUI AG * 44,868 387,893
Household Products 0 .6%
Henkel AG & Co. KGaA
(Preference) 6,968 611,651
Machinery 0 .6%
Knorr-Bremse AG 7,711 561,956
Traton SE 2,769 80,163
642,119
4,440,653
GREECE 0 .5%
Banks 0 .5%
Alpha Services and Holdings SA 116,453 194,294
National Bank of Greece SA 26,561 210,138
Piraeus Financial Holdings SA 33,302 132,813
537,245
HONG KONG 1 .5%
Food Products 1 .0%
WH Group Ltd. Reg. S (b) 1,501,500 1,164,340
Insurance 0 .1%
AIA Group Ltd. 17,400 125,870
Machinery 0 .1%
Techtronic Industries Co. Ltd. 7,000 92,278
Real Estate Management & Development 0 .3%
Henderson Land Development Co.
Ltd. 94,000 284,983
1,667,471
INDIA 5 .4%
Aerospace & Defense 0 .3%
Hindustan Aeronautics Ltd. Reg. S 6,269 305,239
Banks 0 .8%
Canara Bank 143,434 166,917
State Bank of India 73,252 679,548
846,465
Capital Markets 0 .4%
BSE Ltd. 7,728 480,712
Financial Services 0 .1%
LIC Housing Finance Ltd. 16,772 116,709
IT Services 1 .7%
HCL Technologies Ltd. 62,809 1,405,214
Infosys Ltd. 14,512 317,931
1,723,145
Metals & Mining 0 .5%
Vedanta Ltd. 94,150 488,768
Oil, Gas & Consumable Fuels 0 .1%
Reliance Industries Ltd. 10,794 152,898
Personal Care Products 0 .4%
Colgate-Palmolive India Ltd. 14,380 449,535
Pharmaceuticals 0 .5%
Sun Pharmaceutical Industries Ltd. 25,621 564,517
Real Estate Management & Development 0 .3%
Oberoi Realty Ltd. 11,241 303,036
Textiles, Apparel & Luxury Goods 0 .3%
Page Industries Ltd. 680 377,393
5,808,417

NVIT International Equity Fund - December 31, 2024 - Statement of Investments - 11
Common Stocks
Shares Value ($)
INDONESIA 0 .6%
Banks 0 .4%
Bank Mandiri Persero Tbk. PT 802,900 282,645
Bank Rakyat Indonesia Persero
Tbk. PT 635,100 160,259
442,904
Food Products 0 .2%
Indofood Sukses Makmur Tbk. PT 462,900 221,058
663,962
IRELAND 0 .5%
Banks 0 .1%
AIB Group plc 18,982 104,760
Trading Companies & Distributors 0 .4%
AerCap Holdings NV 4,019 384,618
489,378
ISRAEL 0 .8%
IT Services 0 .4%
Wix.com Ltd. * 2,243 481,236
Software 0 .4%
Nice Ltd., ADR * 2,561 434,960
916,196
ITALY 3 .1%
Aerospace & Defense 0 .1%
Leonardo SpA 3,996 107,552
Automobiles 1 .5%
Ferrari NV 3,719 1,595,606
Banks 1 .4%
UniCredit SpA 38,630 1,542,284
Diversified Telecommunication Services 0 .1%
Telecom Italia SpA *(a) 548,762 140,116
3,385,558
JAPAN 13 .4%
Automobile Components 0 .7%
Denso Corp. (a) 56,100 778,361
Banks 0 .9%
Hachijuni Bank Ltd. (The) 14,300 90,969
Hyakugo Bank Ltd. (The) 23,500 93,406
Kyoto Financial Group, Inc. (a) 52,400 772,940
957,315
Capital Markets 0 .4%
Daiwa Securities Group, Inc. 72,500 476,774
Diversified Telecommunication Services 0 .3%
Nippon Telegraph & Telephone
Corp. 272,600 272,745
Electric Utilities 0 .2%
Kyushu Electric Power Co., Inc. 22,700 202,397
Electrical Equipment 0 .8%
Nidec Corp. 51,000 915,392
Financial Services 0 .2%
ORIX Corp. 9,300 198,822
Food Products 0 .1%
MEIJI Holdings Co. Ltd. 6,800 138,223
Ground Transportation 0 .1%
Central Japan Railway Co. 4,200 78,659
Common Stocks
Shares Value ($)
JAPAN
Ground Transportation
East Japan Railway Co. 4,500 79,472
158,131
Household Durables 1 .8%
Panasonic Holdings Corp. 111,700 1,159,701
Sony Group Corp. 35,500 749,967
1,909,668
Insurance 2 .1%
Japan Post Holdings Co. Ltd. 206,700 1,943,383
MS&AD Insurance Group
Holdings, Inc. 18,700 408,839
2,352,222
Machinery 0 .6%
FANUC Corp. 4,200 109,717
Glory Ltd. 11,900 194,788
Komatsu Ltd. 8,300 229,267
NGK Insulators Ltd. 11,300 142,748
676,520
Pharmaceuticals 1 .5%
Chugai Pharmaceutical Co. Ltd. 14,300 629,135
Daiichi Sankyo Co. Ltd. 35,000 962,055
1,591,190
Real Estate Management & Development 0 .3%
Daito Trust Construction Co. Ltd. 1,600 177,921
Tokyu Fudosan Holdings Corp. 21,200 128,714
306,635
Semiconductors & Semiconductor Equipment 1 .1%
Lasertec Corp. (a) 600 56,750
Tokyo Electron Ltd. 7,200 1,091,092
1,147,842
Technology Hardware, Storage & Peripherals 0 .2%
Canon, Inc. (a) 5,500 178,510
Tobacco 1 .3%
Japan Tobacco, Inc. (a) 55,700 1,432,623
Wireless Telecommunication Services 0 .8%
KDDI Corp. 21,400 682,097
SoftBank Corp. 155,400 195,410
877,507
14,570,877
MALAYSIA 0 .1%
Electric Utilities 0 .1%
Tenaga Nasional Bhd. 45,400 151,758
MEXICO 0 .2%
Beverages 0 .2%
Coca-Cola Femsa SAB de CV,
ADR 2,962 230,710
NETHERLANDS 3 .8%
Financial Services 1 .0%
EXOR NV 11,727 1,071,102
Professional Services 1 .3%
Wolters Kluwer NV 8,406 1,394,241
Semiconductors & Semiconductor Equipment 1 .5%
ASML Holding NV 2,366 1,663,966
4,129,309
NORWAY 0 .6%
Aerospace & Defense 0 .6%
Kongsberg Gruppen ASA 5,520 620,925

12 - Statement of Investments - December 31, 2024 - NVIT International Equity Fund
Common Stocks
Shares Value ($)
PHILIPPINES 0 .3%
Transportation Infrastructure 0 .3%
International Container Terminal
Services, Inc. 43,480 290,029
POLAND 0 .4%
Metals & Mining 0 .3%
KGHM Polska Miedz SA 11,348 317,779
Oil, Gas & Consumable Fuels 0 .1%
ORLEN SA 10,105 115,467
433,246
SAUDI ARABIA 0 .6%
Electrical Equipment 0 .3%
Electrical Industries Co. 170,695 328,445
Food Products 0 .1%
Almarai Co. JSC 6,374 97,025
Wireless Telecommunication Services 0 .2%
Etihad Etisalat Co. 15,150 215,295
640,765
SINGAPORE 0 .6%
Banks 0 .5%
Oversea-Chinese Banking Corp.
Ltd. 9,100 111,126
United Overseas Bank Ltd. 17,000 452,448
563,574
Entertainment 0 .1%
Sea Ltd., ADR * 1,027 108,965
672,539
SOUTH AFRICA 0 .6%
Insurance 0 .1%
Sanlam Ltd. 27,720 127,548
Metals & Mining 0 .4%
Harmony Gold Mining Co. Ltd.,
ADR 53,324 437,790
Wireless Telecommunication Services 0 .1%
Vodacom Group Ltd. 21,120 113,438
678,776
SOUTH KOREA 3 .1%
Automobiles 0 .3%
Kia Corp. 6,700 454,103
Banks 0 .8%
BNK Financial Group, Inc. 32,016 223,667
Hana Financial Group, Inc. 14,610 558,677
KB Financial Group, Inc. 2,489 141,164
923,508
Electric Utilities 0 .1%
Korea Electric Power Corp. * 6,568 89,391
Financial Services 0 .3%
Meritz Financial Group, Inc. * 4,526 317,586
Household Durables 0 .1%
LG Electronics, Inc. 1,254 70,524
Insurance 0 .3%
DB Insurance Co. Ltd. 2,865 198,328
Samsung Life Insurance Co. Ltd. * 1,214 77,738
276,066
Common Stocks
Shares Value ($)
SOUTH KOREA
Machinery 0 .1%
Hyundai Rotem Co. Ltd. * 2,974 99,968
Personal Care Products 0 .1%
LG H&H Co. Ltd. * 308 63,790
Pharmaceuticals 0 .1%
Hanmi Pharm Co. Ltd. 373 70,982
Semiconductors & Semiconductor Equipment 0 .2%
SK Hynix, Inc. 1,528 173,385
Technology Hardware, Storage & Peripherals 0 .7%
Samsung Electronics Co. Ltd. 23,082 832,997
3,372,300
SPAIN 3 .2%
Banks 1 .1%
Banco Bilbao Vizcaya Argentaria
SA 47,942 469,463
Banco Santander SA 163,775 757,518
1,226,981
Electric Utilities 2 .1%
Iberdrola SA 162,764 2,241,254
3,468,235
SWEDEN 1 .7%
Automobiles 0 .1%
Volvo Car AB, Class B *(a) 32,882 71,149
Hotels, Restaurants & Leisure 0 .1%
Betsson AB, Class B * 12,474 161,852
Household Products 0 .5%
Essity AB, Class B 20,144 538,579
Interactive Media & Services 0 .2%
Hemnet Group AB 5,416 164,276
Machinery 0 .7%
SKF AB, Class B 8,149 152,808
Volvo AB, Class B 23,823 578,050
730,858
Metals & Mining 0 .1%
Boliden AB 4,798 134,346
1,801,060
SWITZERLAND 5 .1%
Capital Markets 0 .3%
UBS Group AG (Registered) 10,311 314,422
Chemicals 1 .9%
Givaudan SA (Registered) 462 2,024,617
Electrical Equipment 0 .8%
ABB Ltd. (Registered) 16,732 900,033
Pharmaceuticals 1 .7%
Novartis AG (Registered) 18,384 1,789,172
Technology Hardware, Storage & Peripherals 0 .4%
Logitech International SA
(Registered) 5,596 459,922
5,488,166
TAIWAN 5 .8%
Electronic Equipment, Instruments & Components 1 .4%
Delta Electronics, Inc. 80,000 1,041,643

NVIT International Equity Fund - December 31, 2024 - Statement of Investments - 13
Common Stocks
Shares Value ($)
TAIWAN
Electronic Equipment, Instruments & Components
Hon Hai Precision Industry Co.
Ltd. 78,000 434,437
1,476,080
Entertainment 0 .4%
International Games System Co.
Ltd. 16,000 473,747
Real Estate Management & Development 0 .1%
Da-Li Development Co. Ltd. 79,000 106,515
Semiconductors & Semiconductor Equipment 3 .9%
MediaTek, Inc. 31,000 1,331,044
Taiwan Semiconductor
Manufacturing Co. Ltd. 89,000 2,906,162
4,237,206
6,293,548
THAILAND 0 .6%
Health Care Providers & Services 0 .4%
Bangkok Dusit Medical Services
PCL, Class F 590,400 423,419
Oil, Gas & Consumable Fuels 0 .2%
PTT Exploration & Production PCL 49,500 172,963
596,382
TURKIYE 0 .2%
Banks 0 .1%
Turkiye Garanti Bankasi A/S 41,460 144,435
Passenger Airlines 0 .1%
Turk Hava Yollari AO * 15,048 118,691
263,126
UNITED ARAB EMIRATES 0 .7%
Energy Equipment & Services 0 .1%
ADNOC Drilling Co. PJSC 84,375 122,318
Real Estate Management & Development 0 .6%
Emaar Properties PJSC 172,065 601,971
724,289
UNITED KINGDOM 7 .5%
Aerospace & Defense 0 .4%
Rolls-Royce Holdings plc * 63,544 452,112
Banks 3 .5%
Barclays plc 257,891 863,636
HSBC Holdings plc 29,808 292,944
NatWest Group plc 316,477 1,592,945
Standard Chartered plc 87,552 1,078,535
3,828,060
Commercial Services & Supplies 0 .2%
Johnson Service Group plc 110,000 186,435
Consumer Staples Distribution & Retail 0 .5%
J Sainsbury plc 24,748 84,633
Marks & Spencer Group plc 108,199 507,062
591,695
Independent Power and Renewable Electricity Producers 0 .1%
Drax Group plc 12,028 97,384
Marine Transportation 0 .1%
Global Ship Lease, Inc., Class A 4,573 99,829
Metals & Mining 0 .1%
Anglogold Ashanti plc (a) 4,401 101,575
Common Stocks
Shares Value ($)
UNITED KINGDOM
Oil, Gas & Consumable Fuels 0 .1%
Harbour Energy plc 32,044 102,904
Passenger Airlines 0 .8%
International Consolidated Airlines
Group SA 227,025 849,655
Personal Care Products 0 .2%
Unilever plc 4,037 228,625
Pharmaceuticals 0 .6%
AstraZeneca plc, ADR 9,543 625,257
Tobacco 0 .8%
Imperial Brands plc 26,500 846,824
Wireless Telecommunication Services 0 .1%
Vodafone Group plc 125,742 107,230
8,117,585
UNITED STATES 4 .3%
Electrical Equipment 0 .3%
Schneider Electric SE 1,194 295,153
Entertainment 0 .5%
Spotify Technology SA * 1,197 535,514
Oil, Gas & Consumable Fuels 0 .4%
Shell plc 13,986 434,172
Pharmaceuticals 2 .7%
GSK plc 101,091 1,693,240
Roche Holding AG 4,665 1,305,771
2,999,011
Professional Services 0 .4%
Experian plc 8,907 381,041
4,644,891
Total Common Stocks
(cost $94,214,326) 107,875,164
Warrants 0 .0%
†
Number of
Warrants
CANADA 0 .0%
†
Software 0 .0%
†
Constellation Software, Inc.,
expiring at an exercise price of
$0.00 on 03/31/40*^∞ 723 0
Total Warrants
(cost $0) 0

14 - Statement of Investments - December 31, 2024 - NVIT International Equity Fund
Repurchase Agreement 2 .2%
Principal
Amount ($) Value ($)
Cantor Fitzgerald & Co., 4.52%,
dated 12/31/2024, due
1/2/2025, repurchase price
$2,359,447, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 1.19% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $2,406,031.(c)
(d) 2,358,854 2,358,854
Total Repurchase Agreement
(cost $2,358,854) 2,358,854
Total Investments
(cost $96,573,180) — 101.7% 110,234,018
Liabilities in excess of other assets — (1.7)% (1,889,258)
NET ASSETS — 100.0%
$108,344,760
* Denotes a non-income producing security.
^ Value determined using significant unobservable inputs.
∞ Fair valued security.
† Amount rounds to less than 0.1%.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $5,229,258, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $2,358,854 and by
$3,176,119 of collateral in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00%
– 6.63%, and maturity dates ranging from 1/28/2025 –
8/15/2054, a total value of $5,534,973.
(b) Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board
of Trustees. The liquidity determination is unaudited. The
aggregate value of these securities as of December 31, 2024
was $3,919,545 which represents 3.62% of net assets.
(c) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$2,358,854.
(d) Please refer to Note 2 for additional information on the joint repurchase agreement.
ADR American Depositary Receipt
Preference A special type of equity investment that shares in the earnings of the company, has limited voting
rights, and may have a dividend preference.
Preference shares may also have liquidation
preference.
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

NVIT NS Partners International Focused Growth Fund - December 31, 2024 - Statement of Investments - 15
Common Stocks 99 .1%
Shares Value ($)
AUSTRALIA 4 .7%
Capital Markets 2 .6%
Macquarie Group Ltd. 36,751 5,046,079
Industrial REITs 2 .1%
Goodman Group 183,580 4,051,487
9,097,566
DENMARK 4 .4%
Pharmaceuticals 4 .4%
Novo Nordisk A/S, Class B 97,369 8,380,281
FAROE ISLANDS 1 .5%
Food Products 1 .5%
Bakkafrost P/F 53,272 2,967,484
FRANCE 10 .2%
Beverages 0 .8%
Remy Cointreau SA 24,206 1,446,879
Chemicals 2 .4%
Air Liquide SA 28,166 4,553,674
Personal Care Products 1 .5%
L'Oreal SA 8,086 2,854,823
Textiles, Apparel & Luxury Goods 5 .5%
Hermes International SCA 1,968 4,695,235
LVMH Moet Hennessy Louis
Vuitton SE 9,012 5,892,850
10,588,085
19,443,461
GERMANY 11 .0%
Insurance 2 .3%
Hannover Rueck SE 17,504 4,376,612
Personal Care Products 1 .5%
Beiersdorf AG 22,496 2,888,389
Software 7 .2%
Nemetschek SE 37,682 3,649,161
SAP SE 41,138 10,067,833
13,716,994
20,981,995
HONG KONG 3 .6%
Insurance 2 .0%
AIA Group Ltd. 518,600 3,751,516
Machinery 1 .6%
Techtronic Industries Co. Ltd. 232,500 3,064,956
6,816,472
JAPAN 21 .2%
Chemicals 2 .0%
Shin-Etsu Chemical Co. Ltd. 118,100 3,905,547
Consumer Staples Distribution & Retail 1 .3%
Kobe Bussan Co. Ltd. 113,000 2,483,759
Electronic Equipment, Instruments & Components 2 .5%
Keyence Corp. 12,000 4,882,832
Health Care Equipment & Supplies 4 .3%
Hoya Corp. 42,000 5,218,917
Terumo Corp. 152,900 2,942,283
8,161,200
Household Durables 3 .6%
Sony Group Corp. 323,500 6,834,207
Common Stocks
Shares Value ($)
JAPAN
Industrial Conglomerates 2 .5%
Hitachi Ltd. 196,100 4,819,862
Professional Services 2 .4%
Recruit Holdings Co. Ltd. 67,000 4,661,638
Semiconductors & Semiconductor Equipment 2 .6%
Socionext, Inc. 75,900 1,192,221
Tokyo Electron Ltd. 24,500 3,712,742
4,904,963
40,654,008
NETHERLANDS 10 .6%
Entertainment 2 .0%
Universal Music Group NV (a) 150,516 3,841,079
Professional Services 2 .6%
Wolters Kluwer NV 29,947 4,967,086
Semiconductors & Semiconductor Equipment 6 .0%
ASM International NV 5,328 3,039,856
ASML Holding NV 12,132 8,532,222
11,572,078
20,380,243
NEW ZEALAND 1 .9%
Software 1 .9%
Xero Ltd. * 34,115 3,547,277
SOUTH KOREA 1 .1%
Technology Hardware, Storage & Peripherals 1 .1%
Samsung Electronics Co. Ltd.,
GDR Reg. S 2,411 2,194,003
SPAIN 1 .9%
Hotels, Restaurants & Leisure 1 .9%
Amadeus IT Group SA 52,520 3,694,639
SWEDEN 1 .0%
Building Products 1 .0%
Assa Abloy AB, Class B 66,644 1,959,233
SWITZERLAND 7 .5%
Chemicals 1 .9%
Sika AG (Registered) 15,144 3,598,790
Health Care Equipment & Supplies 1 .1%
Straumann Holding AG
(Registered) (a) 17,239 2,163,384
Insurance 1 .8%
Zurich Insurance Group AG 5,713 3,394,433
Life Sciences Tools & Services 2 .7%
Lonza Group AG (Registered) 8,685 5,118,252
14,274,859
UNITED KINGDOM 9 .9%
Hotels, Restaurants & Leisure 1 .4%
Compass Group plc 83,374 2,771,449
Household Durables 1 .4%
Barratt Redrow plc 480,694 2,637,287
Personal Care Products 2 .5%
Unilever plc 85,091 4,818,915
Pharmaceuticals 3 .2%
AstraZeneca plc 45,513 5,924,634

16 - Statement of Investments - December 31, 2024 - NVIT NS Partners International Focused Growth Fund
Common Stocks
Shares Value ($)
UNITED KINGDOM
Trading Companies & Distributors 1 .4%
Ashtead Group plc 44,078 2,726,313
18,878,598
UNITED STATES 8 .6%
Construction Materials 1 .4%
James Hardie Industries plc CHDI
* 88,886 2,743,133
Electrical Equipment 4 .8%
Schneider Electric SE 37,263 9,211,297
Professional Services 2 .4%
Experian plc 106,571 4,559,103
16,513,533
Total Common Stocks
(cost $168,522,777) 189,783,652
Repurchase Agreements 2 .8%
Principal
Amount ($)
Cantor Fitzgerald & Co., 4.52%,
dated 12/31/2024, due
1/2/2025, repurchase price
$381,343, collateralized by
U.S. Government Agency and
Treasury Securities, ranging
from 1.19% - 9.00%, maturing
2/1/2025 - 8/20/2074; total
market value $388,872.(b)(c) 381,247 381,247
MetLife, Inc., 4.45%, dated
12/31/2024, due 1/2/2025,
repurchase price $5,001,237,
collateralized by U.S.
Government Treasury
Securities, 0.00%, maturing
11/15/2038 - 11/15/2045; total
market value $5,102,671.(b)
(c) 5,000,000 5,000,000
Total Repurchase Agreements
(cost $5,381,247) 5,381,247
Total Investments
(cost $173,904,024) — 101.9% 195,164,899
Liabilities in excess of other assets — (1.9)% (3,609,734)
NET ASSETS — 100.0%
$191,555,165
* Denotes a non-income producing security.
(a) The security or a portion of this security is on loan as of December 31, 2024. The total value of securities on
loan as of December 31, 2024 was $5,132,622, which
was collateralized by cash used to purchase repurchase
agreements with a total value of $5,381,247.
(b) Security was purchased with cash collateral held from
securities on loan. The total value of securities purchased
with cash collateral as of December 31, 2024 was
$5,381,247.
(c) Please refer to Note 2 for additional information on the joint repurchase agreement.
CHDI Clearing House Electronic Subregister System
(CHESS) Depository Interest
GDR Global Depositary Receipt
Reg. S Regulation S - Security was purchased pursuant
to Regulation S under the Securities Act of
1933, which exempts from registration securities
offered and sold outside of the United States.
Such security cannot be sold in the United States
without either an effective registration statement
filed pursuant to the Securities Act of 1933 or
pursuant to an exemption from registration.
Currently there is no restriction on trading this
security.
REIT Real Estate Investment Trust
The accompanying notes are an integral part of these financial statements.

18 - Statements of Assets and Liabilities - December 31, 2024 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Columbia
Overseas Value
Fund
Assets:
Investment securities, at value
*
$ 220,593,366
Repurchase agreements, at value 13,097,967
Cash 861,694
Foreign currencies, at value 50,408
Interest and dividends receivable 163,196
Security lending income receivable 8,149
Receivable for investments sold 1,082,470
Receivable for capital shares issued 305,160
Reclaims receivable 1,863,329
Unrealized appreciation on forward foreign currency contracts (Note 2) 588,673
Due from custodian —
Receivable for reimbursement from investment adviser (Note 3) —
Prepaid expenses 204
Total Assets 238,614,616
Liabilities:
Payable for investments purchased 669,542
Payable for capital shares redeemed 64,684
Unrealized depreciation on forward foreign currency contracts (Note 2) 1,285,682
Payable upon return of securities loaned (Note 2) 13,097,967
Accrued expenses and other payables:
Investment advisory fees 146,528
Fund administration fees 43,133
Distribution fees 31,950
Administrative servicing fees 8,109
Accounting and transfer agent fees 592
Trustee fees 2
Deferred capital gain country tax —
Custodian fees 3,931
Compliance program costs (Note 3) 253
Professional fees 11,606
Printing fees 43,971
Other 4,631
Total Liabilities 15,412,581
Commitments and contingencies (Note 3) —
Net Assets $ 223,202,035
* Includes value of securities on loan (Note 2) 21,825,540
Cost of investment securities 178,098,278
Cost of repurchase agreements 13,097,967
Cost of foreign currencies 50,409
Represented by:
Capital $ 200,956,003
Total distributable earnings (loss) 22,246,032
Net Assets $ 223,202,035

International Funds - December 31, 2024 - Statements of Assets and Liabilities - 19
NVIT Emerging
Markets Fund
NVIT International
Equity Fund
NVIT NS Partners
International
Focused Growth
Fund
$ 141,991,734 $ 107,875,164 $ 189,783,652
917,365 2,358,854 5,381,247
678,634 572,729 967,950
27,039 22,523 1,612
234,548 123,068 45,328
634 1,282 882

102,548 25,655 142,981
13,752 353,292 933,840
— — —
248,017 — —
— 13,366 10,946

144,214,271 111,346,438 197,268,438
455,091 164,977 —
26,719 190,813 31,603
— — —
917,365 2,358,854 5,381,247
105,256 74,177 134,118
38,668 33,872 38,606
20,112 10,541 29,486
14,639 10,246 26,911
721 328 493
42 16 34
1,090,778 105,111 —
24,688 2,102 9,153
154 115 212
31,087 27,499 18,325
30,222 21,165 31,025
8,190 1,862 12,060
2,763,732 3,001,678 5,713,273
— — —
$ 141,450,539 $ 108,344,760 $ 191,555,165
4,426,260 5,229,258 5,132,622
124,403,995 94,214,326 168,522,777
917,365 2,358,854 5,381,247
28,041 22,628 1,610
$ 287,009,188 $ 87,928,038 $ 197,593,828
(145,558,649) 20,416,722 (6,038,663)
$ 141,450,539 $ 108,344,760 $ 191,555,165

20 - Statements of Assets and Liabilities - December 31, 2024 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Columbia
Overseas Value
Fund
Net Assets:
Class I Shares $ 24,818,742
Class II Shares —
Class D Shares —
Class X Shares 54,163,402
Class Y Shares —
Class Z Shares 144,219,891
Total $ 223,202,035
Shares Outstanding (unlimited number of shares authorized):
Class I Shares 2,138,426
Class II Shares —
Class D Shares —
Class X Shares 4,707,317
Class Y Shares —
Class Z Shares 12,558,556
Total 19,404,299
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class I Shares $ 11 .61
Class II Shares $ —
Class D Shares $ —
Class X Shares $ 11 .51
Class Y Shares $ —
Class Z Shares $ 11 .48

International Funds - December 31, 2024 - Statements of Assets and Liabilities - 21
NVIT Emerging
Markets Fund
NVIT International
Equity Fund
NVIT NS Partners
International
Focused Growth
Fund
$ 48,187,609 $ 58,566,254 $ 58,216,537
76,359,302 49,778,506 133,338,628
16,898,088 — —
— — —
5,540 — —
— — —
$ 141,450,539 $ 108,344,760 $ 191,555,165
4,385,835 5,019,594 7,617,285
7,084,380 4,322,338 17,626,918
1,564,399 — —
— — —
505 — —
— — —
13,035,119 9,341,932 25,244,203
$ 10 .99 $ 11 .67 $ 7 .64
$ 10 .78 $ 11 .52 $ 7 .56
$ 10 .80 $ — $ —
$ — $ — $ —
$ 10 .97 $ — $ —
$ — $ — $ —

22 - Statements of Operations - For the Year Ended December 31, 2024 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Columbia
Overseas Value
Fund
INVESTMENT INCOME:
Dividend income $ 9,675,652
Income from securities lending (Note 2) 73,131
Interest income 65,788
European Union tax reclaims (Note 2) 38,236
Foreign tax withholding (845,821)
Total Income 9,006,986
EXPENSES:
Investment advisory fees 1,753,356
Fund administration fees 109,738
Distribution fees Class II Shares —
Distribution fees Class D Shares —
Distribution fees Class Z Shares 396,442
Administrative servicing fees Class I Shares 39,772
Administrative servicing fees Class II Shares —
Administrative servicing fees Class D Shares —
Administrative servicing fees Class X Shares 4,869
Administrative servicing fees Class Z Shares 15,856
Professional fees 49,343
Printing fees 12,732
Trustee fees 8,369
Custodian fees 10,064
Accounting and transfer agent fees 9,892
Compliance program costs (Note 3) 1,020
European Union tax reclaims filing fees (Note 2) 2,163
Other 2,025
Total expenses before fees waived and expenses reimbursed 2,415,641
Investment advisory fees waived (Note 3) —
Expenses reimbursed by adviser (Note 3) —
Net Expenses 2,415,641
NET INVESTMENT INCOME 6,591,345
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
Transactions in investment securities† 7,193,311
Settlement of forward foreign currency contracts (Note 2) (127,288)
Foreign currency transactions (Note 2) (58,190)
Net realized gains (losses) 7,007,833
Net change in unrealized appreciation/depreciation in the value of:
Investment securities †† (3,236,822)
Forward foreign currency contracts (Note 2) (1,198,019)
Translation of assets and liabilities denominated in foreign currencies (Note 2) (130,958)
Net change in unrealized appreciation/depreciation (4,565,799)
Net realized/unrealized gains (losses) 2,442,034
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 9,033,379
† Net of capital gain country taxes $ —
†† Net of (increase) decrease in deferred capital gain country tax accrual on unrealized appreciation/
depreciation $ —

International Funds - For the Year Ended December 31, 2024 - Statements of Operations - 23
NVIT Emerging
Markets Fund
NVIT International
Equity Fund
NVIT NS Partners
International
Focused Growth
Fund
$ 3,979,404 $ 2,972,595 $ 3,112,265
2,785 16,791 27,127
102,693 42,930 31,116
— 11,803 150,270
(439,564) (285,269) (194,802)
3,645,318 2,758,850 3,125,976
1,414,381 809,396 1,842,330
91,800 76,351 106,187
203,154 112,870 378,608
45,975 — —
— — —
73,838 84,040 97,634
121,893 67,722 227,167
33,825 — —
— — —
— — —
80,588 72,097 53,775
9,373 4,979 7,212
5,263 3,660 7,758
28,502 6,900 13,083
9,543 9,052 9,515
594 439 935
— 894 6,164
5,931 1,544 1,978
2,124,660 1,249,944 2,752,346
(129,972) — (125,588)
— (144,317) (136,989)
1,994,688 1,105,627 2,489,769
1,650,630 1,653,223 636,207
5,434,798 10,052,742 8,682,061
— — —
(119,955) (43,304) (19,410)
5,314,843 10,009,438 8,662,651
2,000,401 (1,827,459) (11,149,071)
— — —
(4,911) (29,161) (57,211)
1,995,490 (1,856,620) (11,206,282)
7,310,333 8,152,818 (2,543,631)
$ 8,960,963 $ 9,806,041 $ (1,907,424)
$ (849,252) $ (188,720) $ —
$ (154,323) $ 39,804 $ —

The accompanying notes are an integral part of these financial statements.
24 - Statements of Changes in Net Assets - December 31, 2024 - International Funds
NVIT Columbia Overseas Value Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 6,591,345 $ 7,105,802
Net realized gains (losses) 7,007,833 10,430,397
Net change in unrealized appreciation/depreciation (4,565,799) 15,888,768
Change in net assets resulting from operations 9,033,379 33,424,967
Distributions to Shareholders From:
Distributable earnings:
Class I (1,561,883) (656,563)
Class II — —
Class D — —
Class X (3,327,131) (1,182,151)
Class Y — —
Class Z (9,157,628) (3,751,438)
Change in net assets from shareholder distributions (14,046,642) (5,590,152)
Change in net assets from capital transactions (6,282,967) (38,551,153)
Change in net assets (11,296,230) (10,716,338)
Net Assets:
Beginning of year 234,498,265 245,214,603
End of year $ 223,202,035 $ 234,498,265

International Funds - December 31, 2024 - Statements of Changes in Net Assets - 25
NVIT Emerging Markets Fund NVIT International Equity Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 1,650,630 $ 4,374,893 $ 1,653,223 $ 2,083,441
5,314,843 (68,382,980) 10,009,438 2,982,078
1,995,490 70,199,437 (1,856,620) 11,554,310
8,960,963 6,191,350 9,806,041 16,619,829
(646,192) (815,237) (1,488,616) (1,263,029)
(1,064,970) (1,199,842) (1,052,654) (1,017,890)
(236,673) (257,534) — —
— — — —
(73) (3,761,348) — —
— — — —
(1,947,908) (6,033,961) (2,541,270) (2,280,919)
(13,007,061) (333,160,876) 10,509,065 (5,020,076)
(5,994,006) (333,003,487) 17,773,836 9,318,834
147,444,545 480,448,032 90,570,924 81,252,090
$ 141,450,539 $ 147,444,545 $ 108,344,760 $ 90,570,924

The accompanying notes are an integral part of these financial statements.
26 - Statements of Changes in Net Assets - December 31, 2024 - International Funds
NVIT Columbia Overseas Value Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 434,842 $ 368,211
Dividends reinvested 1,561,883 656,563
Cost of shares redeemed (4,096,720) (4,255,216)
Total Class I Shares (2,099,995) (3,230,442)
Class II Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class II Shares — —
Class D Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class D Shares — —
Class X Shares
Proceeds from shares issued 18,694,542 4,621,462
Dividends reinvested 3,327,131 1,182,151
Cost of shares redeemed (11,188,216) (7,489,302)
Total Class X Shares 10,833,457 (1,685,689)
Class Y Shares
Proceeds from shares issued — —
Dividends reinvested — —
Cost of shares redeemed — —
Total Class Y Shares — —
Class Z Shares
Proceeds from shares issued 11,287,308 6,447,405
Dividends reinvested 9,157,628 3,751,438
Cost of shares redeemed (35,461,365) (43,833,865)
Total Class Z Shares (15,016,429) (33,635,022)
Change in net assets from capital transactions $ (6,282,967) $ (38,551,153)

International Funds - December 31, 2024 - Statements of Changes in Net Assets - 27
NVIT Emerging Markets Fund NVIT International Equity Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 6,006,514 $ 4,563,786 $ 17,621,380 $ 3,930,114
646,192 815,237 1,488,616 1,263,029
(8,617,765) (5,812,454) (12,539,746) (9,367,258)
(1,965,059) (433,431) 6,570,250 (4,174,115)
9,078,766 6,915,633 10,471,697 4,259,510
1,064,970 1,199,842 1,052,654 1,017,890
(18,182,332) (9,605,515) (7,585,536) (6,123,361)
(8,038,596) (1,490,040) 3,938,815 (845,961)
802,444 3,033,038 — —
236,673 257,534 — —
(4,042,596) (3,673,998) — —
(3,003,479) (383,426) — —
— — — —
— — — —
— — — —
— — — —
— 4,823,358 — —
73 3,761,348 — —
— (339,438,685) — —
73 (330,853,979) — —
— — — —
— — — —
— — — —
— — — —
$ (13,007,061) $ (333,160,876) $ 10,509,065 $ (5,020,076)

The accompanying notes are an integral part of these financial statements.
28 - Statements of Changes in Net Assets - December 31, 2024 - International Funds
NVIT Columbia Overseas Value Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
SHARE TRANSACTIONS:
Class I Shares
Issued 35,598 33,056
Reinvested 128,922 58,465
Redeemed (340,419) (381,694)
Total Class I Shares (175,899) (290,173)
Class II Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class II Shares — —
Class D Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class D Shares — —
Class X Shares
Issued 1,485,838 417,005
Reinvested 276,938 106,049
Redeemed (916,928) (678,106)
Total Class X Shares 845,848 (155,052)
Class Y Shares
Issued — —
Reinvested — —
Redeemed — —
Total Class Y Shares — —
Class Z Shares
Issued 930,077 583,321
Reinvested 764,552 337,360
Redeemed (2,975,980) (4,054,372)
Total Class Z Shares (1,281,351) (3,133,691)
Total change in shares (611,402) (3,578,916)

International Funds - December 31, 2024 - Statements of Changes in Net Assets - 29
NVIT Emerging Markets Fund NVIT International Equity Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
539,596 438,940 1,492,500 392,267
59,284 80,460 124,986 123,348
(788,341) (554,189) (1,059,690) (940,142)
(189,461) (34,789) 557,796 (424,527)
844,793 664,413 894,443 429,692
99,530 120,431 89,777 100,775
(1,666,258) (938,337) (671,403) (629,822)
(721,935) (153,493) 312,817 (99,355)
73,803 289,928 — —
22,078 25,794 — —
(373,249) (356,813) — —
(277,368) (41,091) — —
— — — —
— — — —
— — — —
— — — —
— 463,301 — —
7 370,576 — —
— (33,496,582) — —
7 (32,662,705) — —
— — — —
— — — —
— — — —
— — — —
(1,188,757) (32,892,078) 870,613 (523,882)

30 - Statements of Changes in Net Assets - December 31, 2024 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT NS Partners International Focused
Growth Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 636,207 $ 775,787
Net realized gains 8,662,651 1,104,342
Net change in unrealized appreciation/depreciation (11,206,282) 30,505,364
Change in net assets resulting from operations (1,907,424) 32,385,493
Distributions to Shareholders From:
Distributable earnings:
Class I (208,363) (1,233,409)
Class II (341,732) (2,104,126)
Change in net assets from shareholder distributions (550,095) (3,337,535)
Change in net assets from capital transactions (32,381,501) (23,320,411)
Change in net assets (34,839,020) 5,727,547
Net Assets:
Beginning of year 226,394,185 220,666,638
End of year $ 191,555,165 $ 226,394,185
CAPITAL TRANSACTIONS:
Class I Shares
Proceeds from shares issued $ 1,182,299 $ 5,559,325
Dividends reinvested 208,363 1,233,409
Cost of shares redeemed (9,546,162) (9,368,075)
Total Class I Shares (8,155,500) (2,575,341)
Class II Shares
Proceeds from shares issued 2,976,577 7,065,651
Dividends reinvested 341,732 2,104,126
Cost of shares redeemed (27,544,310) (29,914,847)
Total Class II Shares (24,226,001) (20,745,070)
Change in net assets from capital transactions $ (32,381,501) $ (23,320,411)
SHARE TRANSACTIONS:
Class I Shares
Issued 147,379 776,597
Reinvested 25,513 170,802
Redeemed (1,180,802) (1,295,481)
Total Class I Shares (1,007,910) (348,082)
Class II Shares
Issued 369,066 1,031,901
Reinvested 42,294 295,376
Redeemed (3,462,698) (4,162,903)
Total Class II Shares (3,051,338) (2,835,626)
Total change in shares (4,059,248) (3,183,708)

International Funds - December 31, 2024 - Financial Highlights - 31
The accompanying notes are an integral part of these financial statements.
NVIT Columbia Overseas Value Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2024 $ 11.81 $ 0.35 $ 0.19 $ 0.54 $ (0.74) $ — $ (0.74) $ 11.61 4.34%(g) $ 24,819 0.99% 2.86% 0.99% 55.80%
12/31/2023 10.48 0.35 1.26 1.61 (0.28) — (0.28) 11.81 15.46% 27,342 1.00% 3.10% 1.00% 37.23%
12/31/2022 11.60 0.30 (1.03) (0.73) (0.39) — (0.39) 10.48 (5.99)% 27,292 0.98% 2.85% 0.98% 38.18%
12/31/2021 10.76 0.29 0.83 1.12 (0.28) — (0.28) 11.60 10.40% 32,733 1.02% 2.50% 1.03% 36.23%
12/31/2020 10.37 0.17 0.35 0.52 (0.13) — (0.13) 10.76 5.18% 199,236 1.02% 1.80% 1.02% 127.19%(h)
Class X Shares
12/31/2024 11.72 0.35 0.20 0.55 (0.76) — (0.76) 11.51 4.44% 54,163 0.85% 2.94% 0.85% 55.80%
12/31/2023 10.41 0.36 1.26 1.62 (0.31) — (0.31) 11.72 15.67% 45,256 0.87% 3.24% 0.87% 37.23%
12/31/2022 11.51 0.31 (1.02) (0.71) (0.39) — (0.39) 10.41 (5.86)% 41,808 0.84% 3.00% 0.84% 38.18%
12/31/2021 10.76 0.31 0.83 1.14 (0.39) — (0.39) 11.51 10.58% 43,911 0.88% 2.62% 0.89% 36.23%
12/31/2020(i) 9.37 0.01 1.38 1.39 — — — 10.76 14.83% 41,215 0.91% 0.49% 0.91% 127.19%(h)
Class Z Shares
12/31/2024 11.70 0.33 0.18 0.51 (0.73) — (0.73) 11.48 4.10% 144,220 1.10% 2.78% 1.10% 55.80%
12/31/2023 10.38 0.33 1.25 1.58 (0.26) — (0.26) 11.70 15.36% 161,900 1.11% 2.98% 1.11% 37.23%
12/31/2022 11.51 0.29 (1.03) (0.74) (0.39) — (0.39) 10.38 (6.13)% 176,115 1.09% 2.75% 1.09% 38.18%
12/31/2021 10.76 0.28 0.83 1.11 (0.36) — (0.36) 11.51 10.28% 203,813 1.13% 2.36% 1.14% 36.23%
12/31/2020(i) 9.37 — 1.39 1.39 — — — 10.76 14.83% 63,808 1.17% 0.22% 1.17% 127.19%(h)
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(h) Excludes merger activity.
(i) For the period from October 12, 2020 (commencement of operations) through December 31, 2020. Total return is calculated based on inception date of October 9, 2020 through December 31, 2020.

32 - Financial Highlights - December 31, 2024 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT Emerging Markets Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2024 $ 10.48 $ 0.14 $ 0.52 $ 0.66 $ (0.15) $ — $ (0.15) $ 10.99 6.28% $ 48,188 1.17% 1.27% 1.25% 59.43%
12/31/2023 10.24 0.10 0.32 0.42 (0.18) — (0.18) 10.48 4.16% 47,941 1.11% 0.92% 1.20% 71.45%
12/31/2022 13.74 0.13 (3.53) (3.40) (0.10) — (0.10) 10.24 (24.75)% 47,205 1.08% 1.20% 1.17% 62.21%
12/31/2021 14.96 0.12 (1.20) (1.08) (0.14) — (0.14) 13.74 (7.28)% 60,015 1.10% 0.77% 1.18% 121.44%
12/31/2020 13.45 0.13 1.62 1.75 (0.24) — (0.24) 14.96 13.30% 67,331 1.12% 1.02% 1.18% 25.45%
Class II Shares
12/31/2024 10.31 0.11 0.51 0.62 (0.15) — (0.15) 10.78 6.00% 76,359 1.42% 1.04% 1.51% 59.43%
12/31/2023 10.08 0.07 0.31 0.38 (0.15) — (0.15) 10.31 3.86% 80,468 1.36% 0.66% 1.45% 71.45%
12/31/2022 13.52 0.10 (3.47) (3.37) (0.07) — (0.07) 10.08 (24.92)% 80,197 1.33% 0.95% 1.42% 62.21%
12/31/2021 14.76 0.07 (1.17) (1.10) (0.14) — (0.14) 13.52 (7.51)% 107,438 1.35% 0.47% 1.43% 121.44%
12/31/2020 13.28 0.09 1.60 1.69 (0.21) — (0.21) 14.76 13.00% 59,555 1.37% 0.78% 1.43% 25.45%
Class D Shares
12/31/2024 10.33 0.11 0.51 0.62 (0.15) — (0.15) 10.80 5.99% 16,898 1.45% 1.00% 1.54% 59.43%
12/31/2023 10.10 0.07 0.31 0.38 (0.15) — (0.15) 10.33 3.80% 19,031 1.39% 0.64% 1.48% 71.45%
12/31/2022 13.49 0.10 (3.47) (3.37) (0.02) — (0.02) 10.10 (24.99)% 19,013 1.39% 0.87% 1.48% 62.21%
12/31/2021 14.74 0.07 (1.18) (1.11) (0.14) — (0.14) 13.49 (7.59)% 28,779 1.44% 0.44% 1.52% 121.44%
12/31/2020 13.26 0.08 1.60 1.68 (0.20) — (0.20) 14.74 12.92% 37,053 1.46% 0.67% 1.52% 25.45%
Class Y Shares
12/31/2024 10.45 0.16 0.51 0.67 (0.15) — (0.15) 10.97 6.40%(g) 6 1.02% 1.41% 1.08% 59.43%
12/31/2023 10.23 0.12 0.30 0.42 (0.20) — (0.20) 10.45 4.13%(g) 5 0.93% 1.19% 1.02% 71.45%
12/31/2022 13.75 0.15 (3.53) (3.38) (0.14) — (0.14) 10.23 (24.60)% 334,033 0.93% 1.36% 1.02% 62.21%
12/31/2021 14.95 0.14 (1.20) (1.06) (0.14) — (0.14) 13.75 (7.15)% 384,522 0.95% 0.92% 1.03% 121.44%
12/31/2020 13.45 0.16 1.60 1.76 (0.26) — (0.26) 14.95 13.37% 433,936 0.97% 1.30% 1.03% 25.45%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

International Funds - December 31, 2024 - Financial Highlights - 33
The accompanying notes are an integral part of these financial statements.
NVIT International Equity Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2024 $ 10.75 $ 0.21 $ 1.01 $ 1.22 $ (0.30) $ — $ (0.30) $ 11.67 11.31% $ 58,566 0.98% 1.75% 1.12% 81.82%
12/31/2023 9.08 0.26 1.69 1.95 (0.28) — (0.28) 10.75 21.70% 47,984 0.98% 2.59% 1.12% 74.54%
12/31/2022 12.75 0.37 (2.25) (1.88) (0.38) (1.41) (1.79) 9.08 (14.12)% 44,377 1.11% 3.54% 1.12% 68.60%
12/31/2021 11.61 0.30 1.17 1.47 (0.33) — (0.33) 12.75 12.66% 56,158 1.13% 2.34% 1.14% 86.05%
12/31/2020 10.88 0.15 0.70 0.85 (0.12) — (0.12) 11.61 7.95% 54,133 1.16% 1.48% 1.17% 95.01%
Class II Shares
12/31/2024 10.62 0.17 1.00 1.17 (0.27) — (0.27) 11.52 11.01% 49,779 1.23% 1.49% 1.37% 81.82%
12/31/2023 8.97 0.23 1.68 1.91 (0.26) — (0.26) 10.62 21.46% 42,587 1.23% 2.29% 1.37% 74.54%
12/31/2022 12.63 0.34 (2.23) (1.89) (0.36) (1.41) (1.77) 8.97 (14.38)% 36,875 1.36% 3.28% 1.37% 68.60%
12/31/2021 11.50 0.26 1.16 1.42 (0.29) — (0.29) 12.63 12.40% 46,879 1.38% 2.08% 1.39% 86.05%
12/31/2020 10.78 0.12 0.70 0.82 (0.10) — (0.10) 11.50 7.69% 47,927 1.41% 1.22% 1.42% 95.01%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

34 - Financial Highlights - December 31, 2024 - International Funds
The accompanying notes are an integral part of these financial statements.
NVIT NS Partners International Focused Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)
Portfolio
Turnover(b)(f)
Class I Shares
12/31/2024 $ 7.77 $ 0.04 $ (0.14) $ (0.10) $ (0.03) $ — $ (0.03) $ 7.64 (1.35)% $ 58,217 0.98% 0.47% 1.10% 46.95%
12/31/2023 6.85 0.04 1.02 1.06 (0.14) — (0.14) 7.77 15.67% 67,051 0.97% 0.53% 1.10% 27.79%
12/31/2022 11.56 0.05 (4.45) (4.40) (g) — (0.31) (0.31) 6.85 (37.93)%(g) 61,455 0.97% 0.66% 1.15% 94.95%
12/31/2021 12.09 (0.05) (0.02) (0.07) (0.05) (0.41) (0.46) 11.56 (1.08)% 103,199 0.97% (0.42)% 1.10% 21.23%
12/31/2020 11.26 0.08 4.93 5.01 (0.13) (4.05) (4.18) 12.09 51.04% 112,437 0.97% 0.69% 1.16% 45.67%
Class II Shares
12/31/2024 7.71 0.02 (0.15) (0.13) (0.02) — (0.02) 7.56 (1.72)% 133,339 1.23% 0.22% 1.35% 46.95%
12/31/2023 6.77 0.02 1.02 1.04 (0.10) — (0.10) 7.71 15.54% 159,343 1.22% 0.28% 1.35% 27.79%
12/31/2022 11.46 0.03 (4.41) (4.38) (g) — (0.31) (0.31) 6.77 (38.08)%(g) 159,211 1.22% 0.42% 1.40% 94.95%
12/31/2021 12.01 (0.09) (0.02) (0.11) (0.03) (0.41) (0.44) 11.46 (1.41)% 226,592 1.22% (0.68)% 1.35% 21.23%
12/31/2020 11.20 0.04 4.92 4.96 (0.10) (4.05) (4.15) 12.01 50.76% 138,672 1.22% 0.39% 1.41% 45.67%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Includes settlement proceeds which impacted the Fund’s per share operations activity and total return. The per share impact was $0.07 for both Class I and Class II.
Excluding the settlement proceeds, the Class I and Class II total returns are -38.58% and -38.68% respectively. (Note 10)

International Funds - December 31, 2024 - Notes to Financial Statements - 35
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2024, the Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the four (4) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT Columbia Overseas Value Fund ("Overseas Value")
NVIT Emerging Markets Fund ("Emerging Markets")
NVIT International Equity Fund ("International Equity")
NVIT NS Partners International Focused Growth Fund ("International Focused Growth")
Shares of Overseas Value, International Focused Growth and International Equity are held by separate accounts established by
Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, Nationwide Life and Annuity Insurance Company
(“NLAIC”), a wholly owned subsidiary of NLIC, and other affiliated insurance companies. Shares of Emerging Markets are held by separate accounts established by NLIC and NLAIC, other affiliated and unaffiliated insurance companies.
The Funds, as applicable, currently offer Class I, Class II, Class D, Class X, Class Y, and Class Z shares. Each share class of a
Fund represents interests in the same portfolio of investments of that Fund and the classes are identical except for any differences in the distribution or service fees, administrative services fees, class specific expenses, certain voting rights, and class names or designations.
Each Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

36 - Notes to Financial Statements - December 31, 2024 - International Funds
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Securities for which market-based quotations are readily available are valued at the current market value as of “Valuation Time”.
Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time). Equity securities are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange on which each security trades. Shares of registered open-end management investment companies are valued at net asset value (“NAV”) as reported by such company. Shares of exchange traded funds ("ETFs") are generally valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Master limited partnerships (“MLPs”) are publicly traded partnerships and are treated as partnerships for U.S.
federal income tax purposes. Investments in MLPs are valued at the last quoted sale price or official closing price, or, if there is no such price, the last quoted bid price provided by an independent pricing service. Equity securities, shares of registered open-
end management investment companies, shares of ETFs and MLPs valued in this manner are generally categorized as Level 1 investments within the hierarchy. Repurchase agreements are valued at amortized cost, which approximates fair value, and are generally categorized as Level 2 investments within the hierarchy.
The Board of Trustees has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.
Securities may be fair valued in certain circumstances, such as where (i) market-based quotations are not readily available; (ii)
an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of a Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market-based quotations do not accurately reflect the value of a security.
The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security;
(iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. Fair valuations may also take into account significant events that occur before Valuation Time but after the close of the principal market on which a security trades that materially affect the value of such security. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security, as well as whether the security is traded on the domestic or foreign markets. The
FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. Each Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the significant inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level
2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S.
dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

International Funds - December 31, 2024 - Notes to Financial Statements - 37
The following tables provide a summary of the inputs used to value the Funds’ net assets as of December 31, 2024. Please refer to the Statements of Investments for additional information on portfolio holdings.
Overseas Value
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Automobile Components $ – $ 1,642,349 $ – $ 1,642,349
Automobiles – 3,935,188 – 3,935,188
Banks – 34,473,317 – 34,473,317
Broadline Retail – 2,573,650 – 2,573,650
Building Products – 3,357,923 – 3,357,923
Capital Markets – 3,269,142 – 3,269,142
Chemicals 746,834 – – 746,834
Commercial Services & Supplies – 4,134,068 – 4,134,068
Construction & Engineering – 2,558,337 – 2,558,337
Consumer Staples Distribution & Retail – 6,979,956 – 6,979,956
Containers & Packaging 2,049,158 – – 2,049,158
Diversified Telecommunication Services 2,087,654 4,073,497 – 6,161,151
Electronic Equipment, Instruments &
Components – 7,961,371 – 7,961,371
Financial Services 2,356,098 4,029,890 – 6,385,988
Food Products – 8,646,452 – 8,646,452
Health Care Providers & Services – 5,057,132 – 5,057,132
Industrial Conglomerates – 2,731,300 – 2,731,300
Insurance – 15,231,702 – 15,231,702
Leisure Products – 4,400,101 – 4,400,101
Machinery – 2,303,083 – 2,303,083
Media – 3,664,006 – 3,664,006
Metals & Mining 2,483,981 4,614,636 – 7,098,617
Multi-Utilities – 8,300,916 – 8,300,916
Oil, Gas & Consumable Fuels 6,028,183 20,443,836 – 26,472,019
Paper & Forest Products – 3,572,247 – 3,572,247
Pharmaceuticals 4,462,179 10,069,201 – 14,531,380
Real Estate Management & Development – 4,137,109 – 4,137,109
Software 4,514,406 – – 4,514,406
Specialty Retail – 5,125,584 – 5,125,584
Textiles, Apparel & Luxury Goods – 932,084 – 932,084
Tobacco – 4,185,609 – 4,185,609
Trading Companies & Distributors – 6,760,458 – 6,760,458
Wireless Telecommunication Services – 1,702,909 – 1,702,909
Total Common Stocks $ 24,728,493 $ 190,867,053 $ – $ 215,595,546
Exchange Traded Fund 4,997,820 – – 4,997,820
Forward Foreign Currency Contracts – 588,673 – 588,673
Repurchase Agreements – 13,097,967 – 13,097,967
Total Assets $ 29,726,313 $ 204,553,693 $ – $ 234,280,006
Liabilities:
Forward Foreign Currency Contracts $ – $ (1,285,682) $ – $ (1,285,682)
Total Liabilities $ – $ (1,285,682) $ – $ (1,285,682)
Total $ 29,726,313 $ 203,268,011 $ – $ 232,994,324
Emerging Markets
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 1,612,884 $ – $ 1,612,884
Automobile Components – 1,048,604 – 1,048,604
Automobiles – 4,277,451 – 4,277,451

38 - Notes to Financial Statements - December 31, 2024 - International Funds
Level 1 Level 2 Level 3 Total
Assets:
Banks $ 2,459,427 $ 19,447,449 $ – $ 21,906,876
Beverages – 5,065,831 – 5,065,831
Broadline Retail 483,303 5,771,314 – 6,254,617
Communications Equipment – 2,149,392 – 2,149,392
Construction & Engineering – 2,517,167 – 2,517,167
Consumer Finance 1,220,484 – – 1,220,484
Consumer Staples Distribution & Retail – 714,148 – 714,148
Electrical Equipment – 1,649,556 – 1,649,556
Electronic Equipment, Instruments &
Components – 2,909,291 – 2,909,291
Energy Equipment & Services – 721,766 – 721,766
Financial Services – 1,850,175 – 1,850,175
Health Care Equipment & Supplies – 1,067,216 – 1,067,216
Health Care Providers & Services – 6,369,045 – 6,369,045
Hotels, Restaurants & Leisure 3,556,587 6,315,050 – 9,871,637
Household Durables – 1,073,826 – 1,073,826
Independent Power and Renewable
Electricity Producers – 1,681,973 – 1,681,973
Industrial Conglomerates – 1,791,530 – 1,791,530
Insurance – 5,603,119 – 5,603,119
Interactive Media & Services 925,679 9,079,673 – 10,005,352
IT Services 1,307,962 2,076,390 – 3,384,352
Machinery – 2,002,355 – 2,002,355
Metals & Mining – 1,925,076 – 1,925,076
Oil, Gas & Consumable Fuels – 1,491,191 – 1,491,191
Passenger Airlines – 1,007,060 – 1,007,060
Personal Care Products – 773,360 – 773,360
Real Estate Management & Development – 537,892 – 537,892
Semiconductors & Semiconductor
Equipment – 25,426,599 – 25,426,599
Technology Hardware, Storage &
Peripherals – 7,205,519 – 7,205,519
Textiles, Apparel & Luxury Goods – 1,537,844 – 1,537,844
Water Utilities – 2,216,326 – 2,216,326
Wireless Telecommunication Services – 3,122,220 – 3,122,220
Total Common Stocks $ 9,953,442 $ 132,038,292 $ – $ 141,991,734
Repurchase Agreement – 917,365 – 917,365
Total $ 9,953,442 $ 132,955,657 $ – $ 142,909,099
International Equity
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks
Aerospace & Defense $ – $ 1,485,828 $ – $ 1,485,828
Automobile Components – 778,361 – 778,361
Automobiles – 2,120,858 – 2,120,858
Banks 264,420 14,066,363 – 14,330,783
Beverages 230,710 – – 230,710
Broadline Retail 2,315,662 1,562,304 – 3,877,966
Building Products – 249,288 – 249,288
Capital Markets 928,995 2,151,290 – 3,080,285
Chemicals – 2,572,745 – 2,572,745
Commercial Services & Supplies – 1,135,254 – 1,135,254
Communications Equipment – 94,855 – 94,855
Construction & Engineering – 1,148,126 – 1,148,126
Consumer Finance 94,799 – – 94,799
Consumer Staples Distribution & Retail 548,777 819,719 – 1,368,496
Diversified Telecommunication Services – 412,861 – 412,861

International Funds - December 31, 2024 - Notes to Financial Statements - 39
Level 1 Level 2 Level 3 Total
Assets:
Electric Utilities $ – $ 2,804,257 $ – $ 2,804,257
Electrical Equipment – 3,211,767 – 3,211,767
Electronic Equipment, Instruments &
Components – 1,559,418 – 1,559,418
Energy Equipment & Services – 122,318 – 122,318
Entertainment 644,479 1,499,842 – 2,144,321
Financial Services – 1,704,219 – 1,704,219
Food Products – 1,715,537 – 1,715,537
Gas Utilities – 60,299 – 60,299
Ground Transportation – 158,131 – 158,131
Health Care Providers & Services – 423,419 – 423,419
Hotels, Restaurants & Leisure – 2,478,941 – 2,478,941
Household Durables – 2,499,127 – 2,499,127
Household Products – 1,150,230 – 1,150,230
Independent Power and Renewable
Electricity Producers – 97,384 – 97,384
Insurance 2,364,932 3,881,177 – 6,246,109
Interactive Media & Services – 2,589,066 – 2,589,066
IT Services 1,537,166 1,723,145 – 3,260,311
Machinery – 2,868,966 – 2,868,966
Marine Transportation 99,829 – – 99,829
Metals & Mining 2,018,029 2,315,921 – 4,333,950
Multi-Utilities – 321,683 – 321,683
Oil, Gas & Consumable Fuels 974,906 3,604,742 – 4,579,648
Passenger Airlines 308,151 1,830,852 – 2,139,003
Personal Care Products – 741,950 – 741,950
Pharmaceuticals 625,257 8,551,346 – 9,176,603
Professional Services – 1,775,282 – 1,775,282
Real Estate Management & Development 191,439 1,603,140 – 1,794,579
Retail REITs – 98,072 – 98,072
Semiconductors & Semiconductor
Equipment – 7,222,401 – 7,222,401
Software 434,960 – – 434,960
Technology Hardware, Storage &
Peripherals – 2,437,213 – 2,437,213
Textiles, Apparel & Luxury Goods – 377,393 – 377,393
Tobacco – 2,279,447 – 2,279,447
Trading Companies & Distributors 384,617 – – 384,617
Transportation Infrastructure – 290,029 – 290,029
Wireless Telecommunication Services – 1,313,470 – 1,313,470
Total Common Stocks $ 13,967,128 $ 93,908,036 $ – $ 107,875,164
Repurchase Agreement – 2,358,854 – 2,358,854
Warrants – – – –
Total $ 13,967,128 $ 96,266,890 $ – $ 110,234,018
International Focused Growth
Level 1 Level 2 Level 3 Total
Assets:
Common Stocks $ – $ 189,783,652 $ – $ 189,783,652
Repurchase Agreements – 5,381,247 – 5,381,247
Total $ – $ 195,164,899 $ – $ 195,164,899
As of December 31, 2024, Overseas Value held one common stock investment that was categorized as a Level 3 investment which was valued at $0.
As of December 31, 2024, Emerging Markets held four common stock investments that were categorized as Level 3 investments which were each valued at $0.

40 - Notes to Financial Statements - December 31, 2024 - International Funds
The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2024, the Funds did not have overdrawn balances.
(c) Foreign Currency Transactions
The accounting records of the Funds are maintained in U.S. dollars. The Funds may, nevertheless, engage in foreign currency transactions. In those instances, a Fund will convert foreign currency amounts into U.S. dollars at the current rate of exchange between the foreign currency and the U.S. dollar in order to determine the value of the Funds' investments, assets, and liabilities.
Purchases and sales of securities, receipts of income, and payments of expenses are converted at the prevailing rate of exchange on the respective date of such transactions. The accounting records of a Fund do not differentiate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in the market prices of the relevant securities. Each portion contributes to the net realized gains or losses from transactions in investment securities and net change in unrealized appreciation/depreciation in the value of investment securities. Net currency gains or losses, realized and unrealized, that are a result of differences between the amount recorded on a Fund’s accounting records, and the U.S. dollar equivalent amount actually received or paid for interest or dividends, receivables and payables for investments sold or purchased, and foreign cash, are included in the Statements of Operations under “Net realized gains (losses) from foreign currency transactions”
and “Net change in unrealized appreciation/depreciation in the value of translation of assets and liabilities denominated in foreign currencies," if applicable.
(d) Forward Foreign Currency Contracts
Certain Funds entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, to express a view on a foreign currency vs. the U.S. dollar or other foreign currency, to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and/or to seek to protect against anticipated changes in future foreign currency exchange rate, as applicable, to meet each Fund's stated investment strategies as shown in the Fund's Prospectus.
A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded.
Realized gains or losses are recorded at the time the forward foreign currency contract matures or at the time of delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.
The Funds' forward foreign currency contracts are disclosed in the Statements of Assets and Liabilities under “Unrealized appreciation/(depreciation) on forward foreign currency contracts,” in a table in the Statement of Investments and in the Statements of Operations under “Net realized gains (losses) from settlement of forward foreign currency contracts” and “Net change in unrealized appreciation/depreciation in the value of forward foreign currency contracts,” as applicable.
As of December 31, 2024, International Equity held one warrant investment that was categorized as a Level 3 investment which was valued at $0.

International Funds - December 31, 2024 - Notes to Financial Statements - 41
The following is a summary of the Funds’ derivative instruments categorized by risk exposure as of December 31, 2024:
Fair Values of Derivatives Not Accounted for as Hedging Instruments as of December 31, 2024:
The Effect of Derivative Instruments on the Statements of Operations for the Year Ended December 31, 2024:
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations for the Year
Ended December 31, 2024:
The following is a summary of the Funds' average volume of derivative instruments held during the year ended December 31,
2024:
The Funds are required to disclose information about offsetting and related arrangements to enable users of the financial statements to understand the effect of those arrangements on the Funds’ financial position. In order to better define its contractual rights and to secure rights that will help certain Funds mitigate their counterparty risk, certain Funds entered into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or a similar agreement with each of their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between certain Funds and a counterparty that governs OTC derivatives and forward foreign currency contracts and typically contains, among other things, collateral posting items, if applicable, and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, certain Funds may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of default (close-out netting) including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. The counterparty is a financial institution.
For financial reporting purposes, certain Funds do not offset derivative assets and derivative liabilities that may be subject to netting arrangements on the “Statements of Assets and Liabilities".
Overseas Value
Assets: Statements of Assets and Liabilities Fair Value
Forward Foreign Currency Contracts
Currency risk Unrealized appreciation on forward foreign currency contracts $ 588,673
Total $ 588,673
Liabilities:
Forward Foreign Currency Contracts
Currency risk Unrealized depreciation on forward foreign currency contracts $ (1,285,682)
Total $ (1,285,682)
Overseas Value
Realized Gains (Losses): Total
Forward Foreign Currency Contracts
Currency risk $ (127,288)
Total $ (127,288)
Overseas Value
Unrealized Appreciation/Depreciation: Total
Forward Foreign Currency Contracts
Currency risk $ (1,198,019)
Total $ (1,198,019)
Overseas Value
Forward Foreign Currency Exchange Contracts:
Average Settlement Value Purchased $ 35,255,785
Average Settlement Value Sold $ 21,016,684

42 - Notes to Financial Statements - December 31, 2024 - International Funds
The following tables set forth certain Funds' net exposure by counterparty for forward foreign currency contracts that are subject to enforceable master netting arrangements or similar arrangements as of December 31, 2024:
(e) Securities Lending
During the year ended December 31, 2024, certain Funds entered into securities lending transactions. To generate additional income, the Funds lent their portfolio securities, up to 33 1/3% of the total assets of a Fund, to brokers, dealers, and other financial institutions.
JPMorgan serves as securities lending agent for the securities lending program for the Funds. Securities lending transactions are considered to be overnight and continuous and can be terminated by a Fund or the borrower at any time.
The Funds receive payments from JPMorgan equivalent to any dividends and/or interest while on loan, in lieu of income which is included as “Dividend income” and/or “Interest income”, as applicable, on the Statements of Operations. The Funds also receive interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral or receiving a fee with respect to the receipt of non-cash collateral. Securities lending income includes any fees charged to borrowers less expenses associated with the loan. Income from the securities lending program is recorded when earned from JPMorgan and reflected in the Statements of Operations under “Income from securities lending”. There may be risks of delay or restrictions in recovery of the securities or disposal of collateral should the borrower of the securities fail financially.
Loans are made, however, only to borrowers deemed by JPMorgan to be of good standing and creditworthy. Loans are subject
Overseas Value
Offsetting of Financial Assets, Derivative Assets and Collateral Received by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Asset
Derivatives
Derivatives
Available for
Offset
Collateral
Received
Net Amount
of Asset
Derivatives
Barclays Bank plc
Forward Foreign
Currency Contracts $ 22,883 $ (22,883) $ — $ —
HSBC Bank USA,
N.A.
Forward Foreign
Currency Contracts 132,966 (77,286) — 55,680
JPMorgan Chase
Bank NA
Forward Foreign
Currency Contracts 44,240 — — 44,240
State Street Bank and
Trust Co.
Forward Foreign
Currency Contracts 39,495 — — 39,495
UBS AG Stamford
Branch
Forward Foreign
Currency Contracts 57,351 (57,351) — —
Wells Fargo Bank N.A
Forward Foreign
Currency Contracts 291,738 (95,104) — 196,634
Total $ 588,673 $ (252,624) $ — $ 336,049
Offsetting of Financial Liabilities, Derivative Liabilities and Collateral Pledged by Counterparty:
Gross Amounts Not Offset in the
Statements of Assets and Liabilities
Counterparty Description
Gross Amounts
of Recognized
Liability
Derivatives
Derivatives
Available for
Offset
Collateral
Pledged
Net Amount
of Liability
Derivatives
Barclays Bank plc
Forward Foreign
Currency Contracts $ (75,603) $ 22,883 $ — $ (52,720)
HSBC Bank USA,
N.A.
Forward Foreign
Currency Contracts (77,286) 77,286 — —
Morgan Stanley Co.,
Inc.
Forward Foreign
Currency Contracts (776,071) — — (776,071)
UBS AG Stamford
Branch
Forward Foreign
Currency Contracts (261,618) 57,351 — (204,267)
Wells Fargo Bank N.A
Forward Foreign
Currency Contracts (95,104) 95,104 — —
Total $ (1,285,682) $ 252,624 $ — $ (1,033,058)

International Funds - December 31, 2024 - Notes to Financial Statements - 43
to termination by the Funds or the borrower at any time, and, therefore, are not considered to be illiquid investments. For Funds to which JPMorgan is not an affiliate, JPMorgan receives a fee based on a percentage of earnings (less any rebates paid to the borrower) derived from the investment of cash collateral, or a percentage of the fee paid by the borrower for loans collateralized by non-cash collateral. For Funds to which JPMorgan is an affiliate, JPMorgan receives a flat fee based on a percentage of the market value of loaned securities.
In accordance with guidance presented in FASB Accounting Standards Update 2014-11, Balance Sheet (Topic) 860: Repurchase-
to-Maturity Transactions, Repurchase Financings, and Disclosures, liabilities under the outstanding securities lending transactions as of December 31, 2024, which were comprised of repurchase agreements purchased with cash collateral, as shown on each
Fund's Statement of Investments, were as follows:
The Trust’s securities lending policies and procedures require that the borrower (i) deliver cash or U.S. Government securities as collateral with respect to each new loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each new loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned; and
(ii) at all times thereafter mark-to-market the collateral on a daily basis so that the market value of such collateral is at least 100%
of the value of securities loaned. Cash collateral received is generally invested in joint repurchase agreements and shown in the
Statement of Investments and included in calculating the Fund’s total assets. U.S. Government securities received as collateral, if any, are held in safe-keeping by JPMorgan or The Bank of New York Mellon and cannot be sold or repledged by the Funds and accordingly are not reflected in the Fund’s total assets. For additional information on the non-cash collateral received, if any, please refer to the Statement of Investments.
The Securities Lending Agency Agreement between the Trust and JPMorgan provides that in the event of a default by a borrower with respect to any loan, the Fund may terminate the loan and JPMorgan will exercise any and all remedies provided under the applicable borrower agreement to make the Fund whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If, despite such efforts by JPMorgan to exercise these remedies, the collateral is less than the purchase cost of the replacement securities, JPMorgan is responsible for such shortfall, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement.
As of December 31, 2024, the Securities Lending Agency Agreement does not permit the Funds to enforce a netting arrangement.
(f) Joint Repurchase Agreements
During the year ended December 31, 2024, certain Funds, along with other series of the Trust, pursuant to procedures adopted by the Board of Trustees and applicable guidance from the Securities and Exchange Commission ("SEC"), transferred cash collateral received from securities lending transactions, through a joint account at JPMorgan, the Funds' custodian, the daily aggregate balance of which is invested in one or more joint repurchase agreements (“repo” or collectively “repos”) collateralized by U.S.
Treasury or federal agency obligations. For repos, each Fund participates on a pro rata basis with other clients of JPMorgan in its share of the underlying collateral under such repos and in its share of proceeds from any repurchase or other disposition of the underlying collateral. In repos, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repos, The Bank of New York Mellon or JPMorgan takes possession of the collateral pledged for investments in such repos. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value is equal to or greater than the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
Fund
Amounts of
Liabilities Presented
in the Statements
of Assets and
Liabilities
Overseas Value $ 13,097,967
Emerging Markets 917,365
International Equity 2,358,854
International Focused Growth 5,381,247

44 - Notes to Financial Statements - December 31, 2024 - International Funds
As of December 31, 2024, certain Funds' investment in joint repos was subject to an enforceable netting arrangement. The Funds'
proportionate holding in joint repos was as follows:
As of December 31, 2024, the joint repos on a gross basis were as follows:
Bank of America NA, 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $82,020,272, collateralized by U.S. Government
Agency Securities, ranging from 3.00% - 4.00%, maturing 2/1/2047 - 1/1/2048; total market value $83,640,000.
BofA Securities, Inc., 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $50,012,361, collateralized by U.S. Government
Agency Securities, ranging from 2.50% - 5.70%, maturing 8/16/2046 - 7/20/2072; total market value $51,000,000.
Cantor Fitzgerald & Co., 4.52%, dated 12/31/2024, due 1/2/2025, repurchase price $52,053,068, collateralized by U.S.
Government Agency Securities, ranging from 1.25% - 9.00%, maturing 2/1/2025 - 8/20/2074; total market value $53,080,800.
Cantor Fitzgerald & Co., 4.52%, dated 12/31/2024, due 1/2/2025, repurchase price $190,102,871, collateralized by U.S.
Government Agency and Treasury Securities, ranging from 1.19% - 9.00%, maturing 2/1/2025 - 8/20/2074; total market value
$193,856,249.
MetLife, Inc., 4.45%, dated 12/31/2024, due 1/2/2025, repurchase price $127,031,397, collateralized by U.S. Government
Treasury Securities, 0.00%, maturing 11/15/2038 - 11/15/2045; total market value $129,607,856.
Pershing LLC, 4.38%, dated 12/31/2024, due 1/2/2025, repurchase price $77,518,858, collateralized by U.S. Government
Agency and Treasury Securities, ranging from 0.00% - 9.00%, maturing 1/1/2025 - 11/20/2074; total market value $79,050,000.
Overseas Value
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Bank of America NA $ 7,000,000 $ – $ 7,000,000 $ (7,000,000) $ –
BofA Securities, Inc. 1,000,000 – 1,000,000 (1,000,000) –
Cantor Fitzgerald &
Co. 1,000,000 – 1,000,000 (1,000,000) –
Cantor Fitzgerald &
Co. 3,097,967 – 3,097,967 (3,097,967) –
Pershing LLC 1,000,000 – 1,000,000 (1,000,000) –
Total $ 13,097,967 $ – $ 13,097,967 $ (13,097,967) $ –

International Funds - December 31, 2024 - Notes to Financial Statements - 45
(g) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts, and is recorded as such on a Fund’s Statement of Operations. Dividend income and expenses, as applicable, are recorded on the ex-dividend date and are recorded as such on a Fund’s Statement of Operations, except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed on or after the ex-dividend date.
Emerging Markets
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 917,365 $ – $ 917,365 $ (917,365) $ –
Total $ 917,365 $ – $ 917,365 $ (917,365) $ –
International Equity
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 2,358,854 $ – $ 2,358,854 $ (2,358,854) $ –
Total $ 2,358,854 $ – $ 2,358,854 $ (2,358,854) $ –
International Focused Growth
Gross Amounts
not Offset in the
Statements of
Assets and
Liabilities
Counterparty
Gross
Amounts of
Recognized
Assets
Gross
Amounts
Offset in the
Statements of
Assets and
Liabilities
Net Amounts
of Assets Presented
in the Statements of
Assets and
Liabilities
Collateral
Received
*
Net
Amounts
of Assets
Cantor Fitzgerald &
Co. $ 381,247 $ – $ 381,247 $ (381,247) $ –
MetLife, Inc. 5,000,000 – 5,000,000 (5,000,000) –
Total $ 5,381,247 $ – $ 5,381,247 $ (5,381,247) $ –
* As of December 31, 2024, the value of the collateral received exceeded the market value of the Fund’s proportionate holding in the joint repos. Please refer to the Statement of Investments for the Fund’s undivided interest in each joint repo and related collateral.

46 - Notes to Financial Statements - December 31, 2024 - International Funds
Foreign income and capital gains may be subject to foreign withholding taxes, a portion of which may be reclaimable, and capital gains taxes at various rates. Under applicable foreign law, a withholding tax may be imposed on interest and dividends paid by a foreign security and capital gains from the sale of a foreign security. Foreign income or capital gains subject to foreign withholding taxes are recorded net of the applicable withholding tax.
For certain securities, including a real estate investment trust (“REIT”), a Fund records distributions received in excess of earnings and profits of such security as a reduction of cost of investments and/or realized gain (referred to as a return of capital). Additionally, a REIT may characterize distributions it pays as long-term capital gains. Such distributions are based on estimates if actual amounts are not available. Actual distributions of income, long-term capital gain and return of capital may differ from the estimated amounts. A Fund will recharacterize the estimated amounts of the components of distributions as necessary, once the issuers provide information about the actual composition of the distributions. Any portion of a distribution deemed a return of capital is generally not taxable to a Fund.
A Fund records as dividend income the amount characterized as ordinary income and records as realized gain the amount characterized by a REIT as long-term capital gain in the Statements of Operations. The amount characterized as return of capital is a reduction to the cost of investments in the Statements of Assets and Liabilities if the security is still held; otherwise it is recorded as an adjustment to realized gains (losses) from transactions in investment securities in the Statements of Operations. These characterizations are reflected in the accompanying financial statements.
(h) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2024 are primarily attributable to foreign currency gain/
loss, foreign capital gains tax, and investments in passive foreign investment companies ("PFICs"). Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2024 may primarily be attributable to outstanding wash sale loss deferrals, treatment of corporate actions, mark-to-market adjustments on forwards, and investments in PFICs. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.
For the year ended December 31, 2024, the Funds have no reclassifications between capital and total distributable earnings.
(i) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(j) Allocation of Expenses, Income and Gains and Losses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust. Income, fund level expenses, and realized and unrealized gains or losses

International Funds - December 31, 2024 - Notes to Financial Statements - 47
are allocated to each class of shares of a Fund based on the value of the outstanding shares of that class relative to the total value of the outstanding shares of that Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that specific class.
(k) European Union (“EU”) Reclaims
As a result of several court cases, certain Funds filed additional tax reclaims for previously withheld taxes on dividends earned in certain countries across the European Union ("EU reclaims"). Since uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, EU Reclaim amounts are generally not reflected in the financial statements until payments are received by the Fund or NFA believes it is more likely than not that amounts for a certain country will be received. Income recognized for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations. Any fees associated with these filings are reflected as European Union tax reclaim fees in the
Statements of Operations.
(l) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of the Trust’s Investment Advisory Agreement, NFA manages the investments of the assets and supervises the daily business affairs of the Funds in accordance with policies and procedures established by the Board of Trustees. NFA has selected the subadviser for each Fund as noted below, and provides investment management evaluation services in monitoring, on an ongoing basis, the performance of the subadvisers.
As of December 31, 2024, the subadviser for each Fund is as follows:
Under the terms of the Investment Advisory Agreement, each Fund pays NFA an investment advisory fee based on that Fund’s average daily net assets. During the year ended December 31, 2024, the Funds paid investment advisory fees to NFA according to the following schedule.
Fund Subadviser
Overseas Value Columbia Management Investment Advisers, LLC
Emerging Markets NS Partners Ltd ("NS Partners")
International Equity Lazard Asset Management, LLC
International Focused Growth NS Partners
Fund Fee Schedule
Advisory Fee
(annual rate)
Overseas Value Up to $1 billion 0.75%
$1 billion and more 0.70%
Emerging Markets Up to $500 million 0.95%
$500 million up to $2 billion 0.90%
$2 billion and more 0.85%
International Equity Up to $500 million 0.80%
$500 million up to $2 billion 0.75%
$2 billion and more 0.70%
International Focused Growth Up to $500 million 0.85%
$500 million up to $1 billion 0.82%
$1 billion and more 0.80%

48 - Notes to Financial Statements - December 31, 2024 - International Funds
The Trust and NFA have entered into a written contract waiving a portion of investment advisory fees of the Funds as listed in the following table until April 30, 2025.
During the year ended December 31, 2024, the following table provides the waiver of such investment advisory fees by NFA for which NFA shall not be entitled to later seek recoupment.
For the year ended December 31, 2024, the effective advisory fee rates before and after contractual advisory fee waivers and expense reimbursements, due to the expense limitation agreement described below, were as follows:
From these fees, pursuant to the subadvisory agreement, NFA pays fees to the unaffiliated subadvisers.
The Trust and NFA have entered into a written Expense Limitation Agreement that limits certain Funds' operating expenses,
(excluding any interest, taxes, fees paid to non-affiliated parties in connection with the recovery of tax reclaims, brokerage commissions and other costs incurred in connection with the purchase and sales of portfolio securities, acquired fund fees and expenses, short sale dividend expenses, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, excludable sub administration fees, other expenditures which are capitalized in accordance with U.S. GAAP, expenses incurred by a Fund in connection with any merger or reorganization, and other non-routine expenses not incurred in the ordinary course of a Fund’s business) from exceeding the amounts listed in the following table until April 30, 2025.
NFA may request and receive reimbursement from a Fund for advisory fees waived or other expenses reimbursed by NFA pursuant to the Expense Limitation Agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio of the class making such reimbursement is no higher than the amount of the expense limitation that was in place at the time NFA waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by a Fund of amounts previously waived or reimbursed by NFA is not permitted except as provided for in the Expense Limitation Agreement. The Expense Limitation Agreement may be changed or eliminated only with the consent of the Board of Trustees.
Fund
Advisory Fee
Waiver
(annual rate)
Emerging Markets 0.0873%
International Focused Growth 0.058
Fund Amount
Emerging Markets $ 129,972
International Focused Growth 125,588
Fund
Effective Advisory
Fee Rate Before
Contractual* Fee
Waivers and Expense
Reimbursements *
Effective Advisory Fee
Rate After Contractual*
Fee Waivers
Effective Advisory
Fee Rate After
Contractual* Fee
Waivers and Expense
Reimbursements
Overseas Value 0.75 % N/A 0.75%
Emerging Markets 0.95 0.86% 0.86
International Equity 0.80 N/A 0.66
International Focused Growth 0.85 0.79 0.73
N/A — Not Applicable.
*
Please see above for additional information regarding contractual waivers.
Fund Classes
Amount
(annual rate)
Overseas Value All Classes 0.87%
Emerging Markets All Classes 1.20
International Equity All Classes 0.83
International Focused Growth All Classes 0.88

International Funds - December 31, 2024 - Notes to Financial Statements - 49
As of December 31, 2024, the cumulative potential reimbursements for certain Funds, listed by the period or year in which NFA waived fees or reimbursed expenses to certain Funds are:
During the year ended December 31, 2024, no amounts were reimbursed to NFA pursuant to the Expense Limitation Agreement, and the Funds have not recorded a commitment or contingent liability.
NFM, a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides various administrative and accounting services for the Funds and serves as Transfer and Dividend Disbursing Agent for the Funds. NFM
has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Funds. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2024, NFM earned an aggregate of $384,076 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2024, the Funds' aggregate portion of such costs amounted to $2,988.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds' principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of the respective class of the Funds at an annual rate of 0.25% for Class II, Class D and Class Z shares of each Fund
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class I, Class II and Class D shares of the Fund and up to 0.01% of the average daily net assets of Class X and Class Z shares of each Fund.
Fund
Fiscal Year 2022
Amount
Fiscal Year 2023
Amount
Fiscal Year 2024
Amount Total
Overseas Value $ — $ — $ — $ —
Emerging Markets — — — —
International Equity — 117,502 144,317 261,819
International Focused Growth 274,757 142,899 136,989 554,645
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020

50 - Notes to Financial Statements - December 31, 2024 - International Funds
For the year ended December 31, 2024, the effective rates for administrative services fees were as follows:
For the year ended December 31, 2024, each Fund’s total administrative services fees were as follows:
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the year ended December 31, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the SEC (the “Order”), the Funds may participate in an interfund lending program among
Funds managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2024, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
Fund Class I Class II Class D Class X Class Z
Overseas Value 0.15% N/A N/A 0.01% 0.01%
Emerging Markets 0.15 0.15% 0.18 % N/A N/A
International Equity 0.15 0.15 N/A N/A N/A
International Focused Growth 0.15 0.15 N/A N/A N/A
N/A — Not Applicable.
Fund Amount
Overseas Value $ 60,497
Emerging Markets 229,556
International Equity 151,762
International Focused Growth 324,801
Fund Purchases Sales
Overseas Value $ 128,464,510 $ 142,126,699
Emerging Markets 87,102,804 96,336,473
International Equity 91,353,439 81,899,110
International Focused Growth 100,824,464 133,429,235

International Funds - December 31, 2024 - Notes to Financial Statements - 51
6. Portfolio Investment Risks
(a) Risks Associated with Credit and Emerging Markets
Investments in emerging market instruments are subject to certain additional credit and market risks. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher-rated securities including, among others, greater risk of not receiving timely and/or ultimate payment of interest and principal, greater market price volatility, and less-liquid secondary market trading. The consequences of political, social, economic, or diplomatic changes may have disruptive effects on the market prices of emerging market investments.
(b) Risks Associated with Foreign Securities and Currencies
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S.
issuers. These risks include foreign currency fluctuations, future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries.
Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
(c) Risks Associated with REIT and Real Estate Investments
Investments in REITs and in real estate securities carry certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to
Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.
9. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Overseas Value $ 14,046,642 $ – $ 14,046,642 $ – $ 14,046,642
Emerging Markets 1,947,908 – 1,947,908 – 1,947,908
International Equity 2,541,270 – 2,541,270 – 2,541,270

52 - Notes to Financial Statements - December 31, 2024 - International Funds
The tax character of distributions paid during the year ended December 31, 2023 was as follows:
As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2024, the tax cost of investments (including derivative contracts) and the breakdown of unrealized appreciation/
(depreciation) for each Fund was as follows:
As of December 31, 2024, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2024.
During the year ended December 31, 2024, the Funds had capital loss carryforwards that were utilized and are no longer eligible to offset future capital gains, if any, in the following amounts.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
International Focused Growth 550,095 – 550,095 – 550,095
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Overseas Value $ 5,590,152 $ – $ 5,590,152 $ – $ 5,590,152
Emerging Markets 6,033,961 – 6,033,961 – 6,033,961
International Equity 2,280,919 – 2,280,919 – 2,280,919
International Focused Growth 3,337,535 – 3,337,535 – 3,337,535
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
Overseas Value $ 4,667,665 $ – $ 4,667,665 $ – $ (13,290,367) $ 30,868,734 $ 22,246,032
Emerging Markets 663,382 – 663,382 – (159,809,369) 13,587,338 (145,558,649)
International Equity 1,345,794 6,300,381 7,646,175 – – 12,770,547 20,416,722
International Focused Growth 552,892 – 552,892 – (27,748,163) 21,156,608 (6,038,663)
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
Overseas Value $ 202,007,914 $ 44,120,626 $ (13,134,216) $ 30,986,410
Emerging Markets 128,228,281 36,216,079 (21,535,261) 14,680,818
International Equity 97,349,255 17,356,929 (4,472,166) 12,884,763
International Focused Growth 173,987,714 33,323,015 (12,145,830) 21,177,185
Fund Amount
Overseas Value $ (13,290,367)
Emerging Markets (159,809,369)
International Focused Growth (27,748,163)
Fund Utilized
Overseas Value $ 5,542,820
Emerging Markets 5,614,199
International Equity 3,076,723
International Focused Growth 8,622,517

International Funds - December 31, 2024 - Notes to Financial Statements - 53
10. Settlement Proceeds
During the year ended December 31, 2022, International Focused Growth reached a settlement agreement in the amount of
$2,187,429 from a former subadvisor. These settlement proceeds are reflected in the Financial Highlights.
11. Subsequent Events
On December 11, 2024, the Board of Trustees approved the termination of Columbia Management Investment Advisers, LLC as
the subadviser to the NVIT Columbia Overseas Value Fund (the “Fund”) and the appointment of Putnam Investment Management,
LLC as the Fund’s new subadviser, effective on or about January 31, 2025 (the “Effective Date”). As of the Effective Date, the Fund
will be renamed the “NVIT Putnam International Value Fund".
On December 11, 2024, the Board of Trustees approved the termination of NS Partners Ltd as the subadviser to the NVIT
Emerging Markets Fund (the “Fund”) and the appointment of FIAM LLC as the Fund’s new subadviser, effective on or about March
3, 2025 (the “Effective Date”). As of the Effective Date, the Fund will be renamed the “NVIT Fidelity Institutional AM® Emerging
Markets Fund".
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no additional subsequent events requiring recognition or disclosure in the financial statements.

54 - Report of Independent Registered Public Accounting Firm - December 31, 2024 - International Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT Emerging Markets Fund,
NVIT International Equity Fund, NVIT NS Partners International Focused Growth Fund and NVIT Putnam International
Value Fund (formerly NVIT Columbia Overseas Value Fund)
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of NVIT Columbia
Overseas Value Fund, NVIT Emerging Markets Fund, NVIT International Equity Fund and NVIT NS Partners International Focused
Growth Fund (four of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds")
as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2025
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

International Funds - December 31, 2024 (Unaudited) - Supplemental Information - 55
Other Federal Tax Information
For the year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2024 Form 1099-DIV.
For the taxable year ended December 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
Certain Funds have derived net income from sources within foreign countries. As of December 31, 2024, the foreign source income for each Fund was as follows:
Certain Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. As of
December 31, 2024, the foreign tax credit for each Fund was as follows:
Fund
Dividends Received
Deduction
Overseas Value – %
Emerging Markets 0 .16
International Equity 0 .02
International Focused Growth –
Fund Amount Per Share
Overseas Value $ 7,317,704 $ 0.3771
Emerging Markets 1,720,225 0.1320
International Equity 1,877,414 0.2010
International Focused Growth 801,538 0.0318
Fund Amount Per Share
Overseas Value $ 445,498 $ 0.0230
Emerging Markets 1,260,837 0.0967
International Equity 384,856 0.0412
International Focused Growth 205,766 0.0082

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-INT (2-25)

Annual Financial Statement
December 31, 2024
Nationwide Variable Insurance Trust
American Funds
NVIT American Funds Asset Allocation Fund
NVIT American Funds Bond Fund
NVIT American Funds Global Growth Fund
NVIT American Funds Growth Fund
NVIT American Funds Growth-Income Fund
IMPORTANT INFORMATION
The SEC has adopted a new rule that will change how you receive your fund’s shareholder reports. Starting from July 2024, you will receive a paper summary report via mail that highlights key information about your Fund. The full report and other details will be available online and delivered upon request. To help us with this transition and save paper, we encourage you to sign up for the e-delivery of your Fund documents. By choosing e-delivery, you will get an email when your documents are online. You will also have access to an electronic archive of your documents.
We think this new rule will make it easier for you to review and monitor your
Fund investments. You can access the full report and other details online at
https://nationwidefunds.onlineprospectus.net/nationwidefunds/nvitfunds/index.html
If you wish to receive reports and other Fund documents via eDelivery you may elect this option by contacting your financial intermediary (such as a broker-dealer or bank).

Nationwide Funds
®
This report and the holdings provided are for informational purposes only and are not intended to be relied on as investment advice. Investors should work with their financial professional to discuss their specific situation.
Statement Regarding Availability of Quarterly Portfolio Holdings
The Trust files complete schedules of portfolio holdings for each Fund with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Additionally, the Trust files a schedule of portfolio holdings monthly for the NVIT Government Money Market Fund on Form N-MFP. Forms N-PORT and N-MFP are available on the SEC’s website at
http://www.sec.gov . Forms N-PORT and N-MFP may be reviewed and copied at the SEC’s Public Reference Room in Washington,
DC, and information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The Trust also makes this information available to investors on http://nationwide.com/mutualfundsnvit or upon request without charge.
Statement Regarding Availability of Proxy Voting Record
Federal law requires the Trust and each of its investment advisers and subadvisers to adopt procedures for voting proxies
(the “Proxy Voting Guidelines”) and to provide a summary of those Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at http://nationwide.com/mutualfundsnvit or (iii) on the SEC’s website at
http://www.sec.gov .
Before purchasing a variable annuity, carefully consider the investment objectives, risks, charges and expenses of the annuity and its underlying investment options. The product prospectus and underlying fund prospectuses contain this and other important information. Underlying fund prospectuses can be obtained from your investment professional or by contacting Nationwide at 800-848-6331. Read the prospectus carefully before making a purchase.
Variable annuities are issued by Nationwide Life Insurance Company, Columbus, Ohio. Nationwide Variable Insurance Trust
(NVIT) Funds are distributed by Nationwide Fund Distributors LLC, member FINRA, Columbus, Ohio. NFD is not affiliated with any subadviser contracted by Nationwide Fund Advisors, except for Nationwide Asset Management, LLC, and are not affiliated with Morningstar, Inc.
Nationwide, the Nationwide N and Eagle, and Nationwide is on your side are service marks of Nationwide Mutual Insurance
Company. ©2025 Nationwide

Statements of Assets and Liabilities 2
Statements of Operations 6
Statements of Changes in Net Assets 8
Financial Highlights 12
Notes to Financial Statements 17
Report of Independent Registered Public Accounting Firm 24
Supplemental Information 25

2 - Statements of Assets and Liabilities - December 31, 2024 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
Assets:
Investment in Master Fund (Note 1)
*
$ 6,363,104,337
Receivable for investments sold 1,319,700
Receivable for capital shares issued 46,122
Prepaid expenses 5,518
Total Assets 6,364,475,677
Liabilities:
Payable for investments purchased —
Payable for capital shares redeemed 1,365,288
Accrued expenses and other payables:
Fund administration fees 145,384
Master feeder service provider fee 632,777
Distribution fees 1,374,165
Administrative servicing fees 1,312,940
Accounting and transfer agent fees 13,280
Trustee fees 768
Custodian fees 55,795
Compliance program costs (Note 3) 6,914
Professional fees 15,641
Printing fees 53,930
Other 68,144
Total Liabilities 5,045,026
Net Assets $ 6,359,430,651
Represented by:
Capital $ 4,027,901,001
Total distributable earnings (loss) 2,331,529,650
Net Assets $ 6,359,430,651
*
Master Fund Name
American Funds
Asset Allocation
Fund
Cost of investment in Master Fund $ 4,483,271,891
Shares 244,358,846

American Funds - December 31, 2024 - Statements of Assets and Liabilities - 3
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 3,318,266,937 $ 584,336,924 $ 2,092,030,988 $ 4,109,521,163
906,954 323,745 — 258,616
9,324 3,944 1,009,502 18,468
2,798 632 2,427 4,278
3,319,186,013 584,665,245 2,093,042,917 4,109,802,525
— — 792,717 —
915,994 327,641 216,640 276,750
87,527 36,309 64,814 102,675
327,810 57,355 196,311 401,056
711,454 126,297 453,590 885,974
650,855 121,355 437,705 838,166
7,068 1,091 3,351 8,138
56 66 97 66
28,749 4,490 4,159 23,227
3,630 627 2,211 4,416
10,610 4,544 6,017 10,793
39,302 24,353 17,868 36,002
35,572 5,121 14,530 39,159
2,818,627 709,249 2,210,010 2,626,422
$ 3,316,367,386 $ 583,955,996 $ 2,090,832,907 $ 4,107,176,103
$ 3,787,914,844 $ 420,598,166 $ 1,350,409,881 $ 2,229,238,772
(471,547,458) 163,357,830 740,423,026 1,877,937,331
$ 3,316,367,386 $ 583,955,996 $ 2,090,832,907 $ 4,107,176,103
American Funds
The Bond Fund of
America
American Funds
Global Growth Fund
American Funds
Growth Fund
American Funds
Growth-Income
Fund
$ 3,717,202,469 $ 435,502,089 $ 1,311,485,042 $ 2,547,982,845
357,957,598 15,831,399 16,411,948 59,053,329

4 - Statements of Assets and Liabilities - December 31, 2024 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
Net Assets:
Class II Shares $ 6,359,430,651
Total $ 6,359,430,651
Shares Outstanding (unlimited number of shares authorized):
Class II Shares 223,783,935
Total 223,783,935
Net asset value and offering price per share (Net assets by class divided by shares outstanding by class, respectively):
Class II Shares $ 28 .42

American Funds - December 31, 2024 - Statements of Assets and Liabilities - 5
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 3,316,367,386 $ 583,955,996 $ 2,090,832,907 $ 4,107,176,103
$ 3,316,367,386 $ 583,955,996 $ 2,090,832,907 $ 4,107,176,103
301,414,090 15,585,809 15,313,524 55,643,983
301,414,090 15,585,809 15,313,524 55,643,983
$ 11 .00 $ 37 .47 $ 136 .54 $ 73 .81

6 - Statements of Operations - For the Year Ended December 31, 2024 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American
Funds Asset
Allocation Fund
INVESTMENT INCOME:
Dividend income from Master Fund $ 149,160,898
Interest income —
Total Income 149,160,898
EXPENSES:
Fund administration fees 1,434,260
Master feeder service provider fees 16,123,986
Distribution fees Class II Shares 16,123,986
Administrative servicing fees Class II Shares 16,123,986
Professional fees 220,501
Printing fees 100,180
Trustee fees 230,752
Custodian fees —
Accounting and transfer agent fees 35,284
Compliance program costs (Note 3) 28,086
Other 137,800
Total expenses before fees waived 50,558,821
Master feeder service provider fees waived (Note 3) (9,857,195)
Net Expenses 40,701,626
NET INVESTMENT INCOME/(LOSS) 108,459,272
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains distributions from Master Fund 274,411,228
Net realized gains (losses) from:
Transactions in Master Fund 89,426,739
Net realized gains (losses) 363,837,967
Net change in unrealized appreciation/depreciation in the value of:
Master Fund 486,029,695
Net change in unrealized appreciation/depreciation 486,029,695
Net realized/unrealized gains (losses) 849,867,662
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS $ 958,326,934

American Funds - For the Year Ended December 31, 2024 - Statements of Operations - 7
NVIT American
Funds Bond Fund
NVIT American
Funds Global
Growth Fund
NVIT American
Funds Growth Fund
NVIT American
Funds Growth-
Income Fund
$ 145,861,609 $ 10,258,528 $ 10,656,388 $ 52,413,667
— 336 584 —
145,861,609 10,258,864 10,656,972 52,413,667
781,187 166,444 434,745 916,612
8,558,516 1,427,945 4,538,374 10,128,751
8,558,516 1,427,945 4,538,374 10,128,751
8,558,516 1,427,945 4,538,374 10,128,751
124,705 32,829 68,848 142,804
59,835 10,857 25,893 63,719
121,550 20,490 65,588 145,248
— — 4,471 —
19,002 3,319 9,735 22,030
14,929 2,476 7,910 17,620
72,659 10,850 35,463 85,416
26,869,415 4,531,100 14,267,775 31,779,702
(5,232,363) (872,893) (2,774,050) (6,191,913)
21,637,052 3,658,207 11,493,725 25,587,789
124,224,557 6,600,657 (836,753) 26,825,878
— 16,037,555 40,153,674 178,054,144
(79,162,998) 2,292,855 (6,188,591) 134,083,394
(79,162,998) 18,330,410 33,965,083 312,137,538
(8,594,882) 43,403,877 454,464,622 521,989,725
(8,594,882) 43,403,877 454,464,622 521,989,725
(87,757,880) 61,734,287 488,429,705 834,127,263
$ 36,466,677 $ 68,334,944 $ 487,592,952 $ 860,953,141

The accompanying notes are an integral part of these financial statements.
8 - Statements of Changes in Net Assets - December 31, 2024 - American Funds
NVIT American Funds Asset Allocation Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income $ 108,459,272 $ 109,946,382
Net realized gains (losses) 363,837,967 228,518,780
Net change in unrealized appreciation/depreciation 486,029,695 466,357,186
Change in net assets resulting from operations 958,326,934 804,822,348
Distributions to Shareholders From:
Distributable earnings:
Class II (229,609,943) (641,402,937)
Change in net assets from shareholder distributions (229,609,943) (641,402,937)
Change in net assets from capital transactions (722,056,685) (66,205,838)
Change in net assets 6,660,306 97,213,573
Net Assets:
Beginning of year 6,352,770,345 6,255,556,772
End of year $ 6,359,430,651 $ 6,352,770,345
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 39,671,466 $ 37,569,979
Dividends reinvested 229,609,943 641,402,937
Cost of shares redeemed (991,338,094) (745,178,754)
Total Class II Shares (722,056,685) (66,205,838)
Change in net assets from capital transactions $ (722,056,685) $ (66,205,838)
SHARE TRANSACTIONS:
Class II Shares
Issued 1,474,182 1,467,878
Reinvested 8,463,323 27,017,815
Redeemed (36,111,584) (29,586,751)
Total Class II Shares (26,174,079) (1,101,058)
Total change in shares (26,174,079) (1,101,058)

American Funds - December 31, 2024 - Statements of Changes in Net Assets - 9
NVIT American Funds Bond Fund NVIT American Funds Global Growth Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 124,224,557 $ 100,120,537 $ 6,600,657 $ 2,435,707
(79,162,998) (60,202,162) 18,330,410 35,034,817
(8,594,882) 106,952,992 43,403,877 60,175,968
36,466,677 146,871,367 68,334,944 97,646,492
— — (32,351,792) (48,695,479)
— — (32,351,792) (48,695,479)
(91,132,149) 33,759,011 21,008,915 16,083,863
(54,665,472) 180,630,378 56,992,067 65,034,876
3,371,032,858 3,190,402,480 526,963,929 461,929,053
$ 3,316,367,386 $ 3,371,032,858 $ 583,955,996 $ 526,963,929
$ 358,828,628 $ 333,047,523 $ 35,673,262 $ 17,489,454
— — 32,351,792 48,695,479
(449,960,777) (299,288,512) (47,016,139) (50,101,070)
(91,132,149) 33,759,011 21,008,915 16,083,863
$ (91,132,149) $ 33,759,011 $ 21,008,915 $ 16,083,863
33,430,898 31,718,892 928,760 508,219
— — 888,054 1,499,245
(41,017,794) (28,449,002) (1,231,073) (1,468,104)
(7,586,896) 3,269,890 585,741 539,360
(7,586,896) 3,269,890 585,741 539,360

The accompanying notes are an integral part of these financial statements.
10 - Statements of Changes in Net Assets - December 31, 2024 - American Funds
NVIT American Funds Growth Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
OPERATIONS:
Net investment income/(loss) $ (836,753) $ (357,316)
Net realized gains 33,965,083 34,701,115
Net change in unrealized appreciation 454,464,622 410,411,997
Change in net assets resulting from operations 487,592,952 444,755,796
Distributions to Shareholders From:
Distributable earnings:
Class II (67,696,561) (159,563,457)
Change in net assets from shareholder distributions (67,696,561) (159,563,457)
Change in net assets from capital transactions 76,929,524 138,950,733
Change in net assets 496,825,915 424,143,072
Net Assets:
Beginning of year 1,594,006,992 1,169,863,920
End of year $ 2,090,832,907 $ 1,594,006,992
CAPITAL TRANSACTIONS:
Class II Shares
Proceeds from shares issued $ 144,082,982 $ 116,055,718
Dividends reinvested 67,696,561 159,563,457
Cost of shares redeemed (134,850,019) (136,668,442)
Total Class II Shares 76,929,524 138,950,733
Change in net assets from capital transactions $ 76,929,524 $ 138,950,733
SHARE TRANSACTIONS:
Class II Shares
Issued 1,135,993 1,165,927
Reinvested 569,453 1,618,127
Redeemed (1,120,625) (1,341,183)
Total Class II Shares 584,821 1,442,871
Total change in shares 584,821 1,442,871

American Funds - December 31, 2024 - Statements of Changes in Net Assets - 11
NVIT American Funds Growth-Income Fund
Year Ended
December 31, 2024
Year Ended
December 31, 2023
$ 26,825,878 $ 34,845,120
312,137,538 210,810,812
521,989,725 615,379,768
860,953,141 861,035,700
(205,612,336) (337,006,249)
(205,612,336) (337,006,249)
(490,241,567) (238,907,959)
165,099,238 285,121,492
3,942,076,865 3,656,955,373
$ 4,107,176,103 $ 3,942,076,865
$ 22,231,877 $ 8,567,522
205,612,336 337,006,249
(718,085,780) (584,481,730)
(490,241,567) (238,907,959)
$ (490,241,567) $ (238,907,959)
304,182 143,672
2,976,438 5,854,869
(10,332,064) (9,808,508)
(7,051,444) (3,809,967)
(7,051,444) (3,809,967)

12 - Financial Highlights - December 31, 2024 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Asset Allocation Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
12/31/2024 $ 25.42 $ 0.46 $ 3.56 $ 4.02 $ — $ (1.02) $ (1.02) $ 28.42 16.00% $ 6,359,431 0.63% 1.68% 0.78% 6.81%
12/31/2023 24.92 0.45 2.80 3.25 — (2.75) (2.75) 25.42 13.84% 6,352,770 0.63% 1.77% 0.78% 6.52%
12/31/2022 30.10 0.39 (4.54) (4.15) — (1.03) (1.03) 24.92 (13.74)% 6,255,557 0.64% 1.47% 0.79% 9.34%
12/31/2021 26.69 0.33 3.59 3.92 (0.33) (0.18) (0.51) 30.10 14.71% 7,871,634 0.63% 1.13% 0.79% 6.99%
12/31/2020 26.15 0.32 2.63 2.95 (0.39) (2.02) (2.41) 26.69 12.00% 7,278,460 0.64% 1.26% 0.79% 3.67%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund. For additional information on the Master funds, please refer to the Prospectus and Statement of Additional
Information.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - December 31, 2024 - Financial Highlights - 13
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Bond Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
12/31/2024 $ 10.91 $ 0.40 $ (0.31) $ 0.09 $ — $ — $ — $ 11.00 0.82% $ 3,316,367 0.63% 3.63% 0.78% 13.68%
12/31/2023 10.44 0.32 0.15 0.47 — — — 10.91 4.50% 3,371,033 0.63% 3.04% 0.79% 9.58%
12/31/2022 12.23 0.27 (1.83) (1.56) — (0.23) (0.23) 10.44 (12.80)% 3,190,402 0.64% 2.42% 0.79% 7.85%
12/31/2021 12.63 0.13 (0.22) (0.09) (0.24) (0.07) (0.31) 12.23 (0.72)% 3,984,320 0.63% 1.02% 0.79% 5.44%
12/31/2020 11.81 0.21 0.88 1.09 (0.26) (0.01) (0.27) 12.63 9.21% 3,716,738 0.64% 1.69% 0.79% 13.80%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund. For additional information on the Master funds, please refer to the Prospectus and Statement of Additional
Information.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

14 - Financial Highlights - December 31, 2024 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Global Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income
(Loss) to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
12/31/2024 $ 35.13 $ 0.44 $ 4.14 $ 4.58 $ — $ (2.24) $ (2.24) $ 37.47 13.23% $ 583,956 0.64% 1.16% 0.79% 7.72%
12/31/2023 31.94 0.17 6.61 6.78 — (3.59) (3.59) 35.13 22.14% 526,964 0.64% 0.50% 0.79% 10.06%
12/31/2022 45.52 0.10 (11.56) (11.46) — (2.12) (2.12) 31.94 (25.05)% 461,929 0.65% 0.28% 0.80% 8.48%
12/31/2021 40.25 (0.02) 6.49 6.47 — (1.20) (1.20) 45.52 16.00% 628,455 0.64% (0.05)% 0.79% 5.47%
12/31/2020 33.24 (0.02) 9.63 9.61 (0.23) (2.37) (2.60) 40.25 29.93% 527,787 0.65% (0.05)% 0.80% 6.83%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund. For additional information on the Master funds, please refer to the Prospectus and Statement of Additional
Information.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - December 31, 2024 - Financial Highlights - 15
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Growth Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Loss(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Loss to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
12/31/2024 $ 108.22 $ (0.06) $ 33.07 $ 33.01 $ — $ (4.69) $ (4.69) $ 136.54 31.15%   $ 2,090,833 0.63%   (0.05)%   0.79%   6.71%
12/31/2023 88.05 (0.03) 32.27 32.24 — (12.07) (12.07) 108.22 37.95% 1,594,007 0.64% (0.03)% 0.79% 9.21%
12/31/2022 144.51 (0.04) (42.74) (42.78) — (13.68) (13.68) 88.05 (30.22)% 1,169,864 0.64% (0.04)% 0.79% 7.47%
12/31/2021 120.82 (0.18) 26.12 25.94 — (2.25) (2.25) 144.51 21.53% 1,623,551 0.63% (0.13)% 0.79% 4.95%
12/31/2020 87.57 (0.07) 43.42 43.35 (0.72) (9.38) (10.10) 120.82 51.49% 1,127,052 0.64% (0.07)% 0.79% 15.34%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund. For additional information on the Master funds, please refer to the Prospectus and Statement of Additional
Information.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

16 - Financial Highlights - December 31, 2024 - American Funds
The accompanying notes are an integral part of these financial statements.
NVIT American Funds Growth-Income Fund
Operations Distributions Ratios/Supplemental Data
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income(a)
Net Realized
and
Unrealized
Gains
(Losses)
from
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains
Total
Distributions
Net Asset
Value, End of
Period
Total
Return(b)(c)
Net Assets,
End of Period
(In Thousands)
Ratio of
Expenses
to Average
Net
Assets(d)
(e)
Ratio
of Net
Investment
Income to
Average
Net
Assets(d)
(e)
Ratio of
Expenses (Prior
to Reimburse-
ments) to
Average Net
Assets(d)(e)(f)
Portfolio
Turnover(b)
Class II Shares
12/31/2024 $ 62.88 $ 0.47 $ 14.21 $ 14.68 $ — $ (3.75) $ (3.75) $ 73.81 23.76% $ 4,107,176 0.63% 0.66% 0.78% 6.00%
12/31/2023 54.99 0.55 13.04 13.59 — (5.70) (5.70) 62.88 25.68% 3,942,077 0.63% 0.93% 0.78% 6.96%
12/31/2022 67.84 0.52 (11.95) (11.43) — (1.42) (1.42) 54.99 (16.82)% 3,656,955 0.64% 0.90% 0.79% 7.84%
12/31/2021 56.43 0.45 12.82 13.27 (0.68) (1.18) (1.86) 67.84 23.65% 4,518,602 0.63% 0.72% 0.79% 4.16%
12/31/2020 56.20 0.52 6.25 6.77 (0.91) (5.63) (6.54) 56.43 13.08% 3,993,782 0.64% 0.98% 0.79% 11.76%
Amounts designated as "—" are zero or have been rounded to zero.
(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Expenses do not include expenses from the Master Fund. For additional information on the Master funds, please refer to the Prospectus and Statement of Additional
Information.
(e) Annualized for periods less than one year.
(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

American Funds - December 31, 2024 - Notes to Financial Statements - 17
1. Organization
Nationwide Variable Insurance Trust (“NVIT” or the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management investment company, organized as a statutory trust under the laws of the State of
Delaware. The Trust has authorized an unlimited number of shares of beneficial interest (“shares”), without par value. The Trust currently offers shares to life insurance company separate accounts to fund the benefits payable under variable life insurance policies and variable annuity contracts. As of December 31, 2024, the Trust operates sixty-eight (68) separate series, or mutual funds, each with its own objective(s) and investment strategies. This report contains the financial statements and financial highlights for the five (5) series listed below (each, a “Fund”; collectively, the “Funds”).
Nationwide Fund Advisors (“NFA”) serves as investment adviser to the Funds. NFA is a wholly owned subsidiary of Nationwide
Financial Services, Inc. (“NFS”), a holding company which is a direct wholly owned subsidiary of Nationwide Corporation. Nationwide
Corporation, in turn, is owned by Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
NVIT American Funds Asset Allocation Fund ("American Funds Asset Allocation")
NVIT American Funds Bond Fund ("American Funds Bond")
NVIT American Funds Global Growth Fund ("American Funds Global Growth")
NVIT American Funds Growth Fund ("American Funds Growth")
NVIT American Funds Growth-Income Fund ("American Funds Growth-Income")
Only separate accounts established by Nationwide Life Insurance Company (“NLIC”), a wholly owned subsidiary of NFS, and
Nationwide Life and Annuity Insurance Company, a wholly owned subsidiary of NLIC, hold shares of the Funds.
Each Fund operates as a “feeder fund,” which means that each Fund does not buy individual securities directly, and may have additional investment and concentration risk. Instead, each Fund invests all of its assets in Class 1 shares of another mutual fund, a series of the American Funds Insurance Series
®
, (each, a “Master Fund”; collectively, the “Master Funds”) which invests directly in individual securities, as listed below. Each Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. The financial statements of the
Master Funds, including the Statement of Investments, should be read in conjunction with each Fund’s financial statements. For accounting and financial reporting purposes, the Funds are treated as a fund-of-funds. The percentage of each Master Fund’s portfolio owned by each Fund as of December 31, 2024 was as follows:
The Funds currently offer Class II shares.
Each Master Fund is a diversified fund, as defined in the 1940 Act.
2. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Funds in the accounting and the preparation of their financial statements. The Funds are investment companies and follow accounting and reporting guidance in the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 (“ASC 946”). The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including, but not limited to, ASC 946.
The preparation of financial statements requires fund management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. The Funds utilize various methods to measure the value of their investments on a recurring basis. Amounts received upon the sale of such investments could differ from those estimated values and those differences could be material.
(a) Security Valuation
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to procedures approved by the Board of Trustees
Fund Master Fund
% of Master
Fund
American Funds Asset Allocation American Funds Asset Allocation Fund 23.48%
American Funds Bond American Funds The Bond Fund of America 29.70%
American Funds Global Growth American Funds Global Growth Fund 7.25%
American Funds Growth American Funds Growth Fund 4.38%
American Funds Growth-Income American Funds Growth-Income Fund 9.96%

18 - Notes to Financial Statements - December 31, 2024 - American Funds
of the Trust (the “Board of Trustees”), NFA assigns a fair value, as defined by U.S. GAAP, to a Fund’s investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.
The three levels of the hierarchy are summarized as follows.
Level 1 — Quoted prices in active markets for identical assets
Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — Significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.
Shares of each Master Fund in which each Fund invests are valued at net asset value (“NAV”) as reported by the Master Fund. Each
Master Fund’s NAV is determined at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time)
on each day the exchange is open for trading. Please refer to Note 3 of the Master Funds' Annual Report, which is included along with this report, for the Master Funds' security valuation policies.
As of December 31, 2024, 100% of the market value of each Fund was determined based on Level 1 inputs.
(b) Cash Overdraft
Certain Funds may have overdrawn U.S. dollar and/or foreign currency balances with the Funds' custodian bank, JPMorgan
Chase Bank, N.A. (“JPMorgan”). To offset the overdraft, JPMorgan advanced an amount equal to the overdraft. Consistent with the Funds' borrowing policy, the advance is deemed a temporary loan to the Funds. Such loans are payable upon demand and bear interest from the date of such advance to the date of payment at the rate agreed upon with JPMorgan under the custody agreement. These advances are separate from, and were not made pursuant to, the credit agreement discussed in Note 4. A Fund with an overdraft is subject to a lien by JPMorgan on the Fund’s account and JPMorgan may charge the Fund’s account for any amounts owed to JPMorgan. JPMorgan also has the right to set off as appropriate and apply all deposits and credits held by or owing to JPMorgan against such amount, subject to the terms of the custody agreement.
As of December 31, 2024, the Funds did not have overdrawn balances.
(c) Security Transactions and Investment Income
Security transactions are accounted for on the date the security is purchased or sold. Security gains and losses are calculated on the identified cost basis. Dividend income received from the Master Fund is recognized on the ex-dividend date and is recorded as such on the Statements of Operations. Capital gain distributions received from the Master Fund are recognized on the ex-dividend date and are recorded as such on the Statements of Operations.
(d) Distributions to Shareholders
Distributions from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are declared and distributed at least annually. All distributions are recorded on the ex-dividend date.
Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either permanent or temporary. Permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. The permanent differences as of December 31, 2024 are primarily attributable to consent dividends and capital distributions from the Master Funds. Temporary differences arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The temporary differences as of December 31, 2024 may primarily be attributable to outstanding wash sale loss deferrals. These reclassifications have no effect upon the NAV of a Fund. Any distribution in excess of current and accumulated earnings and profits for federal income tax purposes is reported as a return of capital distribution.

American Funds - December 31, 2024 - Notes to Financial Statements - 19
Reclassifications for the year ended December 31, 2024 were as follows:
(e) Federal Income Taxes
Each Fund elected to be treated as, and intends to qualify each year as, a “regulated investment company” ("RIC") by complying with the requirements of Subchapter M of the U.S. Internal Revenue Code of 1986 (the "Code"), as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve a Fund from all, or substantially all, federal income taxes. The aforementioned distributions may be made in cash or via consent dividends. Consent dividends, agreed to by each shareholder, are taxable to the shareholders as if they were paid in cash during their current tax year.
As of December 31, 2024, the estimated maximum amounts each Fund may claim as consent dividends for 2024 are as follows:
A Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authorities’ widely understood administrative practices and precedents. Each year, a Fund undertakes an affirmative evaluation of tax positions taken or expected to be taken in the course of preparing tax returns to determine whether it is more likely than not (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds file U.S. federal income tax returns and, if applicable, returns in various foreign jurisdictions in which they invest.
Generally, a Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
(f) Allocation of Expenses
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among various or all series of the Trust.
(g) Reportable Segment Disclosure
The Principal Executive Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Funds. The CODM has concluded that each Fund operates as a single operating segment since the Funds each have a single investment strategy as disclosed in its prospectus, against which the
CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’
financial statements.
3. Transactions with Affiliates
Under the terms of each Master Fund’s Investment Advisory Agreement, Capital Research and Management Company manages the investment of the assets and supervises the daily business affairs of the Master Fund. Nationwide Fund Management LLC
(“NFM”), a wholly owned subsidiary of NFS Distributors, Inc. (“NFSDI”) (a wholly owned subsidiary of NFS), provides non-
investment advisory master-feeder operational support services to the Funds. Under the terms of the Trust’s Master-Feeder
Services Agreement with NFM on behalf of the Funds, each Fund pays NFM a fee of 0.25% based on the Fund’s average
Fund Capital
Total
Distributable
Earnings (Loss)
American Funds Asset Allocation $ 109,946,382 $ (109,946,382)
American Funds Bond 100,120,537 (100,120,537)
American Funds Global Growth 2,435,707 (2,435,707)
American Funds Growth – –
American Funds Growth-Income 34,845,120 (34,845,120)
Fund
Ordinary Distribution
Available for Consent
Dividend
American Funds Asset Allocation $ 108,459,272
American Funds Bond 124,224,557
American Funds Global Growth 6,857,823
American Funds Growth —
American Funds Growth-Income 31,208,805

20 - Notes to Financial Statements - December 31, 2024 - American Funds
daily net assets. NFM has entered into a contractual agreement with the Trust under which NFM waives a portion of the fees
NFM receives for providing the Funds with non-investment advisory master-feeder operational support services according to the following schedule.
NFM also provides various administrative and accounting services for the Fund, and serves as Transfer and Dividend Disbursing
Agent for the Fund. NFM has entered into agreements with third-party service providers to provide certain sub-administration and sub-transfer agency services to the Fund. NFM pays the service providers a fee for these services.
Under the terms of a Joint Fund Administration and Transfer Agency Agreement, the fees for such services are based on the sum of the following: (i) the amount payable by NFM to its sub-administrator and sub-transfer agent; and (ii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds ("NMF"), a Delaware statutory trust and registered investment company that is affiliated with the Trust, according to the following fee schedule.
For the year ended December 31, 2024, NFM earned an aggregate of $3,733,248 in fees from the Funds under the Joint Fund
Administration and Transfer Agency Agreement.
In addition, the Trust pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and the Trust, including, but not limited to, the cost of pricing services that NFM utilizes.
Under the terms of the Joint Fund Administration and Transfer Agency Agreement and a letter agreement between NFM and the
Trust, the Trust has agreed to reimburse NFM for certain costs related to each Fund’s portion of ongoing administration, monitoring and annual (compliance audit) testing of the Trust’s Rule 38a-1 Compliance Program subject to the pre-approval of the Trust’s
Audit Committee. These costs are allocated among the series of the Trust based upon their relative net assets. For the year ended
December 31, 2024, the Funds' aggregate portion of such costs amounted to $71,021.
Under the terms of a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, Nationwide Fund Distributors LLC (“NFD”),
the Funds’ principal underwriter, is compensated by the Funds for expenses associated with the distribution of certain classes of shares of the Funds. NFD is a wholly owned subsidiary of NFSDI. These fees are based on average daily net assets of Class II shares of the Funds at an annual rate of 0.25%.
Under the terms of an Administrative Services Plan, the Funds pay fees to servicing organizations, such as broker-dealers, including NFS, and financial institutions, that agree to provide administrative support services to the shareholders of certain classes. These services may include, but are not limited to, the following: (i) establishing and maintaining shareholder accounts;
(ii) processing purchase and redemption transactions; (iii) arranging bank wires; (iv) performing shareholder sub-accounting; (v)
answering inquiries regarding the Funds; and (vi) other such services. These fees are calculated at an annual rate of up to 0.25%
of the average daily net assets of Class II shares of each Fund.
For the year ended December 31, 2024, the effective rates for administrative services fees were as follows:
Fund Fee Schedule
Advisory Fee Waiver
(annual rate)
All Funds Up to $2.5 billion 0.1425%
$2.5 billion and up to $5 billion 0.1450%
$5 billion and up to $10 billion 0.1525%
$10 billion and up to $15 billion 0.1575%
$15 billion and up to $25 billion 0.1725%
$25 billion and more 0.1900%
Combined Fee Schedule
Up to $25 billion 0.025%
$25 billion and more 0.020
Fund Class II
American Funds Asset Allocation 0.25%
American Funds Bond 0.25
American Funds Global Growth 0.25
American Funds Growth 0.25
American Funds Growth-Income 0.25

American Funds - December 31, 2024 - Notes to Financial Statements - 21
For the year ended December 31, 2024, each Fund’s total administrative services fees were as follows:
As described in Note 1, each Fund invests all its assets in Class 1 shares of a Master Fund. Therefore, the shares and market value of each Fund’s investment in the respective Master Fund, as well as any dividend /income, capital gain distributions received, net realized gains/losses, and purchases/sales of investment in each Master Fund, are considered affiliated investments.
4. Line of Credit and Interfund Lending
The Trust and NMF (together, the “Trusts”) renewed the credit agreement with JPMorgan, The Bank of New York Mellon, and Wells
Fargo Bank National Association (the “Lenders”), permitting the Trusts, in aggregate, to borrow up to $100,000,000. Advances taken by a Fund under this arrangement would be primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to the Fund’s borrowing restrictions. The line of credit requires a commitment fee of 0.15% per year on $100,000,000. Such commitment fee shall be payable quarterly in arrears on the last business day of each March, June, September and December and on the termination date. Borrowings under this arrangement accrue interest at a rate of 1.25% per annum plus the higher of (a) if ascertainable and available, the Eurodollar Rate as of such day for a transaction settling two business days after such day, (b) the Federal Funds
Effective Rate in effect on such day and (c) the Overnight Bank Funding Rate in effect on such day; provided, however, that if the
Federal Funds Rate calculated in accordance with the foregoing shall be less than zero, such rate shall be deemed to be zero percent (0%) for the purposes of this Agreement. If an Index Rate Unavailability Event occurs in respect of the Eurodollar Rate, the Federal Funds Rate shall be determined without reference to clause (a) of this definition. Interest costs, if any, would be shown on the Statement of Operations. No compensating balances are required under the terms of the line of credit. In addition, a Fund may not draw any portion of the line of credit that is provided by a bank that is an affiliate of the Fund’s subadviser, if applicable.
In addition to any rights and remedies of the Lenders provided by law, each Lender has the right, upon any amount becoming due and payable by the Fund, to set-off as appropriate and apply all deposits and credits held by or owing to such Lender against such amount, subject to the terms of the credit agreement. The line of credit is renewed annually, and next expires on July 2, 2025.
During the year ended December 31, 2024, the Funds had no borrowings under the line of credit.
Pursuant to an exemptive order issued by the Securities and Exchange Commission (“SEC”) (the “Order”), the Funds may
participate in an interfund lending program among Fund managed by NFA. The program allows the participating Funds to borrow money from and loan money to each other for temporary purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending Funds as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a Fund may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day's notice. During the year ended December 31, 2024, none of the Funds engaged in interfund lending.
5. Investment Transactions
For the year ended December 31, 2024, purchases and sales of securities (excluding short-term securities) were as follows:
6. Risks Associated with Investment in Master Fund
Each Fund concentrates its investment primarily in a single underlying fund. Therefore, each Fund has the same principal risks as the Master Fund in which it invests. Please refer to Note 4 of the Master Fund Annual Report, which is included along with this
Fund Amount
American Funds Asset Allocation $ 16,123,986
American Funds Bond 8,558,516
American Funds Global Growth 1,427,945
American Funds Growth 4,538,374
American Funds Growth-Income 10,128,751
Fund Purchases
*
Sales
American Funds Asset Allocation $ 438,837,768 $ 1,007,561,923
American Funds Bond 500,352,699 467,264,416
American Funds Global Growth 55,319,709 43,972,997
American Funds Growth 170,528,251 121,676,122
American Funds Growth-Income 243,163,548 734,000,389
* Purchases include reinvestments of income and realized gain distributions, as applicable.

22 - Notes to Financial Statements - December 31, 2024 - American Funds
report, for each Master Fund’s principal risks of investments. The relative concentration in a Master Fund also may affect the direct performance of a Fund, positively or negatively, and may have a greater risk of loss.
7. Indemnifications
Under the Trust’s organizational documents, the Trust’s Officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. In addition, the Trust has entered into indemnification agreements with its
Trustees and certain of its Officers. Trust Officers receive no compensation from the Trust for serving as its Officers. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications.
The Trust’s maximum liability under these arrangements is unknown, as this would involve future claims made against the Trust.
Based on experience, however, the Trust expects the risk of loss to be remote.
8. New Accounting Pronouncements and Other Matters
On September 20, 2023, the SEC adopted amendments to the current rule regarding registered fund names, as well as certain forms and disclosure requirements. The amendments are intended to modernize and enhance the investor protections provided by Rule 35d-1 under the 1940 Act given the important information that fund names can convey to investors. Management is currently evaluating the implications of the new rule and the impact on the Funds’ financial statement disclosures and reporting requirements.
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to
Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or results of operations.
A Master Fund does not charge a Fund any sales charge for buying or selling shares. However, a Fund indirectly pays a portion of the operating expenses of the Master Fund in which it invests, including management, administration and custodian fees. These expenses are deducted from the Master Fund’s net assets before its share price is calculated and are in addition to the fees and expenses of a Fund.
9. Federal Tax Information
The tax character of distributions paid during the year ended December 31, 2024 was as follows:
The tax character of distributions paid during the year ended December 31, 2023 was as follows:
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
American Funds Asset Allocation $ – $ 229,609,943 $ 229,609,943 $ – $ 229,609,943
American Funds Bond – – – – –
American Funds Global Growth 89,870 32,261,922 32,351,792 – 32,351,792
American Funds Growth – 67,696,561 67,696,561 – 67,696,561
American Funds Growth-Income 150,206 205,462,130 205,612,336 – 205,612,336
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.
Distributions paid from
Fund
Ordinary
Income*
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
American Funds Asset Allocation $ – $ 641,402,937 $ 641,402,937 $ – $ 641,402,937
American Funds Bond – – – – –
American Funds Global Growth – 48,695,479 48,695,479 – 48,695,479
American Funds Growth 200,630 159,362,827 159,563,457 – 159,563,457
American Funds Growth-Income – 337,006,249 337,006,249 – 337,006,249
* Ordinary Income amounts include taxable market discount and net short-term capital gains, if any.

American Funds - December 31, 2024 - Notes to Financial Statements - 23
As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:
As of December 31, 2024, the tax cost of investments and the breakdown of unrealized appreciation/(depreciation) for each Fund was as follows:
As of December 31, 2024, for federal income tax purposes, the Funds have capital loss carryforwards available to offset future capital gains, if any, to the extent provided by the U.S. Treasury regulations and in any given year may be limited due to large shareholder redemptions or contributions. Capital loss carryforwards do not expire. The following table represents capital loss carryforwards available as of December 31, 2024.
10. Subsequent Events
Management has evaluated the impact of subsequent events on the Funds and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.
Fund
Undistributed
Ordinary Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and Other
Losses
Unrealized
Appreciation/
(Depreciation)*
Total Accumulated
Earnings (Deficit)
American Funds Asset Allocation $ 141,519,150 $ 323,665,438 $ 465,184,588 $ – $ – $ 1,866,345,062 $ 2,331,529,650
American Funds Bond 124,224,557 – 124,224,557 – (77,484,296) (518,287,719) (471,547,458)
American Funds Global Growth 7,180,076 17,879,072 25,059,148 – – 138,298,682 163,357,830
American Funds Growth 64,265 36,246,046 36,310,311 – – 704,112,715 740,423,026
American Funds Growth-Income 41,845,911 292,025,395 333,871,306 – – 1,544,066,025 1,877,937,331
* The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is primarily attributable to timing differences in recognizing certain gains and losses on investment transactions.
Fund
Tax Cost of
Investments
Unrealized
Appreciation
Unrealized
Depreciation
Net Unrealized
Appreciation/
(Depreciation)
American Funds Asset Allocation $ 4,496,759,275 $ 1,867,938,803 $ (1,593,741) $ 1,866,345,062
American Funds Bond 3,836,554,656 350,386 (518,638,105) (518,287,719)
American Funds Global Growth 446,038,242 138,763,151 (464,469) 138,298,682
American Funds Growth 1,387,918,273 705,173,284 (1,060,569) 704,112,715
American Funds Growth-Income 2,565,455,138 1,544,986,377 (920,352) 1,544,066,025
Fund Amount
American Funds Bond $ (77,484,296)

24 - Report of Independent Registered Public Accounting Firm - December 31, 2024 - American Funds
To the Board of Trustees of Nationwide Variable Insurance Trust and Shareholders of NVIT American Funds Asset
Allocation Fund, NVIT American Funds Bond Fund, NVIT American Funds Global Growth Fund, NVIT American Funds
Growth Fund and NVIT American Funds Growth-Income Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities of NVIT American Funds Asset Allocation Fund, NVIT
American Funds Bond Fund, NVIT American Funds Global Growth Fund, NVIT American Funds Growth Fund and NVIT American
Funds Growth-Income Fund (five of the funds constituting Nationwide Variable Insurance Trust, hereafter collectively referred to as the "Funds") as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the
U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
February 19, 2025
We have served as the auditor of one or more investment companies of Nationwide Funds, which includes the investment companies of Nationwide Variable Insurance Trust, since 1997.

American Funds - December 31, 2024 (Unaudited) - Supplemental Information - 25
Other Federal Tax Information
For the year ended December 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 20% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2024 Form 1099-DIV.
For the taxable year ended December 31, 2024, the following percentages of income dividends paid by the Funds qualify for the dividends received deduction available to corporations:
The Funds designate the following amounts, or the maximum amount allowable under the Internal Revenue Code, as long term capital gain distributions qualifying for the maximum 20% income tax rate for individuals:
Fund
Dividends Received
Deduction
American Funds Asset Allocation 34.14%
American Funds Bond –
American Funds Global Growth 34.01
American Funds Growth –
American Funds Growth-Income 98.29
Fund Amount
American Funds Asset Allocation $ 229,609,943
American Funds Bond –
American Funds Global Growth 32,261,922
American Funds Growth 67,696,561
American Funds Growth-Income 205,462,130

P.O. Box 701
Milwaukee, WI 53201-0701
nationwide.com/mutualfunds
NAR-AMF (2-25)

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Global Growth Fund

Class 1 for the year ended December 31, 2024

This annual shareholder report contains important information about American Funds Insurance Series - Global Growth Fund (the “fund”) for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$44	0.41%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 13.94% for the year ended December 31, 2024. That result compares with a 17.49% gain for the MSCI ACWI (All Country World Index). For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

During the fund’s fiscal year, U.S. economic growth remained solid, driven by strong consumer spending. This growth persisted despite the uncertainties surrounding the presidential election, high interest rates and a slowing labor market. Overseas, Europe and Japan saw modest growth while the U.K. economy contracted in September and October, but grew slightly in November. Among emerging economies, China faced stagnant consumption, a property crisis and rising debt. Conversely, India showed resilience with strong growth and robust investment, though it struggled with inflation.

Holdings in a majority of equity sectors produced positive contribution for the fund, with shares of information technology, financials and communication services companies particularly additive to results. Industrials and consumer discretionary sectors were also positive, although below the portfolio’s overall return. Geographically, investments based in the U.S., Taiwan and Canada were additive.

Conversely, holdings in the consumer staples, energy and utilities sectors weighed on results during the period. Likewise, investments in South Korea, Germany and India posted negative overall returns.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	5 years	10 years
Global Growth Fund — Class 1*	13.94%	10.04%	11.02%
MSCI ACWI (All Country World Index)†	17.49%	10.06%	9.23%

*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.

†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics

Fund net assets (in millions)	$8,058
Total number of portfolio holdings	164
Total advisory fees paid (in millions)	$30
Portfolio turnover rate	41%

Portfolio holdings by sector (percent of net assets)

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-077-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Growth Fund

Class 1 for the year ended December 31, 2024

This annual shareholder report contains important information about American Funds Insurance Series - Growth Fund (the “fund”) for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$39	0.34%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 31.96% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

During the fund’s fiscal year, U.S. economic growth remained solid driven by strong consumer spending. Headwinds to the market included uncertainty surrounding the presidential election, higher interest rates and slowing job growth. However, the market appeared largely unbothered by inflation remaining above the U.S. Federal Reserve’s (Fed) target as well as an expanding government budget deficit. Speculation surrounding the pace and magnitude of the Fed’s rate cuts was a primary driver of market returns.

Overall, most sectors added to the fund’s positive results with communication services and information technology holdings leading the way. Likewise, returns among the fund’s consumer discretionary and financials holdings surpassed those of the overall portfolio, contributing to relative results.

In terms of detractors, holdings in the energy and consumer staples sectors weighed on the fund’s relative results.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	5 years	10 years
Growth Fund — Class 1*	31.96%	19.12%	16.88%
S&P 500 Index†	25.02%	14.53%	13.10%

*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.

†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics

Fund net assets (in millions)	$47,703
Total number of portfolio holdings	226
Total advisory fees paid (in millions)	$134
Portfolio turnover rate	23%

Portfolio holdings by sector (percent of net assets)

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-027-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Growth-Income Fund

Class 1 for the year ended December 31, 2024

This annual shareholder report contains important information about American Funds Insurance Series - Growth-Income Fund (the “fund”) for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$31	0.28%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 24.55% for the year ended December 31, 2024. That result compares with a 25.02% gain for the S&P 500 Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

During the fund’s fiscal year, U.S. economic growth remained solid, driven by strong consumer spending despite uncertainties of the presidential election, high interest rates and a slowing labor market. Inflation declined but stayed above the U.S. Federal Reserve’s (Fed’s) target. Government spending grew rapidly, partly due to federal grants. U.S. exports remained flat over the past year, while imports increased. Communication services and information technology were the top-returning sectors.

Within the fund, most sectors added positive returns to the portfolio, with communication services, information technology and consumer discretionary holdings particularly additive. Financials and utilities companies also saw returns surpassing those of the overall portfolio.

Conversely, holdings in materials posted negative overall returns. Holdings in health care and real estate shares, while still positive, contributed less than the broader portfolio’s overall return.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	5 years	10 years
Growth-Income Fund — Class 1*	24.55%	13.30%	12.49%
S&P 500 Index†	25.02%	14.53%	13.10%

*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.

†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics

Fund net assets (in millions)	$41,255
Total number of portfolio holdings	154
Total advisory fees paid (in millions)	$100
Portfolio turnover rate	45%

Portfolio holdings by sector (percent of net assets)

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-026-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – Asset Allocation Fund

Class 1 for the year ended December 31, 2024

This annual shareholder report contains important information about American Funds Insurance Series - Asset Allocation Fund (the “fund”) for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$33	0.30%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 16.73% for the year ended December 31, 2024. That result compares with a 15.04% gain for the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

During the fund’s fiscal year, U.S. economic growth remained solid, driven by strong consumer spending, despite uncertainties regarding the presidential election, high interest rates and a slowing labor market. In September, the U.S. Federal Reserve cut rates for the first time since 2020 and followed with additional reductions in November and December. Short-term bond yields declined, while longer term yields rose.

Holdings in most equity sectors produced positive returns for the fund, with utilities, information technology, financials and communication services companies particularly additive to results. Consumer discretionary, consumer staples and materials shares were also positive, though below the portfolio’s overall return.

In terms of detractors, holdings in the real estate and energy sectors saw negative returns during the period. The bond portfolio yielded lower returns than equities but helped in mitigating overall portfolio risk by providing protection against market volatility.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	5 years	10 years
Asset Allocation Fund — Class 1*	16.73%	8.59%	8.59%
S&P 500 Index†	25.02%	14.53%	13.10%
60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index†	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Index†	1.25%	(0.33)%	1.35%

Effective July 24, 2024, the fund’s primary benchmark changed from the 60%/40% S&P 500 Index/Bloomberg U.S. Aggregate Index (the “Previous Primary Benchmark”) to the S&P 500 Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe. There is no change in the fund’s investment strategies as a result of the benchmark change.

*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.

†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics

Fund net assets (in millions)	$27,086
Total number of portfolio holdings	1,841
Total advisory fees paid (in millions)	$71
Portfolio turnover rate including mortgage dollar roll transactions	129%
Portfolio turnover rate excluding mortgage dollar roll transactions	43%

Portfolio holdings by asset type (percent of net assets)

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800)  421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-070-0225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT American Funds Insurance Series® – The Bond Fund of America

Class 1 for the year ended December 31, 2024

This annual shareholder report contains important information about American Funds Insurance Series - The Bond Fund of America (the “fund”) for the period from January 1, 2024 to December 31, 2024. You can find additional information about the fund at capitalgroup.com/AFIS-literature-1. You can also request this information by contacting us at (800) 421-4225.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$24	0.24%

Management’s discussion of fund performance

The fund’s Class 1 shares gained 1.50% for the year ended December 31, 2024. That result compares with a 1.25% gain for the Bloomberg U.S. Aggregate Index. For information on returns for additional periods, including the fund lifetime, please refer to capitalgroup.com/AFIS-returns-1.

What factors influenced results

During the fund’s fiscal year, the U.S. Federal Reserve (Fed) lowered its policy rate by 100 basis points via rate cuts in each of its last three meetings in 2024. While ultra-short bond yields have fallen since the Fed’s initial cut, longer term yields have increased. The upward trend in long-term yields reflected the bond market’s expectations for resilient U.S. economic growth, among other factors.

Within the fund, duration positioning and sector allocation decisions, including an overweight to securitized assets and select high-yield bond holdings, contributed positively to relative results. Duration positioning involves managing a bond portfolio’s duration (a measure of a portfolio’s sensitivity to interest rates changing). Security selection within securitized debt, emerging markets and investment-grade (BBB/Baa and above) corporate credit was also additive.

Conversely, the fund’s yield curve positioning overall hurt relative results. Curve positioning involves selecting bonds with different maturities to benefit from expected changes in the yield curve and to enhance returns. While the portfolio was positioned to benefit from a steeper yield curve, the curve did not steepen enough to offset the negative income drag associated with the position.

How a hypothetical $10,000 investment has grown

Figures assume reinvestment of dividends and capital gains.

Average annual total returns

	1 year	5 years	10 years
The Bond Fund of America — Class 1*	1.50%	0.57%	1.93%
Bloomberg U.S. Aggregate Index†	1.25%	(0.33)%	1.35%

*	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.

†	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

The fund’s past performance is not a predictor of its future performance. The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key fund statistics

Fund net assets (in millions)	$11,167
Total number of portfolio holdings	2,105
Total advisory fees paid (in millions)	$23
Portfolio turnover rate including mortgage dollar roll transactions	398%
Portfolio turnover rate excluding mortgage dollar roll transactions	102%

Portfolio holdings by asset type (percent of net assets)

Availability of additional information

Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.

Important information

To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at (800) 421-4225, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.

Lit. No. INA1ARX-078-0225 © 2025 Capital Group. All rights reserved.

CAPITAL GROUP® | AMERICAN FUNDS®

American Funds Insurance Series®

Financial Statements and Other Information
N-CSR Items 7-11

for the year ended December 31, 2024

Lit. No. INGEFP4-998-0225 © 2025 Capital Group. All rights reserved.

Global Growth Fund

Investment portfolio December 31, 2024

Common stocks 96.00%	Shares	Value (000)
Information technology 27.29%
Taiwan Semiconductor Manufacturing Co., Ltd.	14,139,200	$461,695
Microsoft Corp.	1,065,401	449,067
NVIDIA Corp.	2,424,287	325,557
Broadcom, Inc.	929,070	215,396
ASML Holding NV (ADR)	161,087	111,646
ASML Holding NV	144,800	101,835
Apple, Inc.	455,566	114,083
Synopsys, Inc.[1]	181,103	87,900
Shopify, Inc., Class A, subordinate voting shares[1]	608,475	64,699
Arista Networks, Inc.[1]	506,932	56,031
EPAM Systems, Inc.[1]	187,399	43,818
Capgemini SE	255,102	41,614
Samsung Electronics Co., Ltd.	1,068,680	38,567
Keyence Corp.	69,400	28,239
SAP SE	74,491	18,230
NEC Corp.	179,300	15,403
International Business Machines Corp.	48,049	10,563
Fair Isaac Corp.[1]	4,311	8,583
Xero, Ltd.[1]	61,011	6,344
		2,199,270

Consumer discretionary 14.82%
Chipotle Mexican Grill, Inc.[1]	2,239,950	135,069
LVMH Moët Hennessy-Louis Vuitton SE	184,476	120,627
Amazon.com, Inc.[1]	542,180	118,949
Booking Holdings, Inc.	18,300	90,922
Renault SA	1,688,781	81,825
Prosus NV, Class N	1,846,586	73,232
Trip.com Group, Ltd. (ADR)[1]	932,676	64,038
InterContinental Hotels Group PLC	360,000	44,844
MercadoLibre, Inc.[1]	24,475	41,618
LKQ Corp.	1,041,420	38,272
MGM China Holdings, Ltd.	28,793,200	36,854
Sanrio Co., Ltd.	950,000	33,111
Starbucks Corp.	362,693	33,096
lululemon athletica, Inc.[1]	82,202	31,435
Inchcape PLC	2,991,192	28,655
Entain PLC	3,341,847	28,622
Flutter Entertainment PLC[1]	96,717	24,996
Moncler SpA	449,770	23,889
Restaurant Brands International, Inc. (CAD denominated)	318,949	20,788
Zomato, Ltd.[1]	5,105,881	16,557
Industria de Diseño Textil, SA	321,937	16,482
Global-E Online, Ltd.[1]	300,000	16,359
Ferrari NV (EUR denominated)	34,905	14,976
Wynn Macau, Ltd.	21,430,000	14,874
Home Depot, Inc.	35,621	13,856
YUM! Brands, Inc.	94,493	12,677
Guzman y Gomez, Ltd.[1]	434,906	10,892
Evolution AB	88,523	6,795
		1,194,310

Industrials 14.16%
Safran SA	727,948	159,017
Comfort Systems USA, Inc.	278,016	117,895
Ingersoll-Rand, Inc.	770,946	69,740
Caterpillar, Inc.	185,000	67,111
ITOCHU Corp.	1,329,660	65,448
TransDigm Group, Inc.	50,071	63,454
Schneider Electric SE	239,546	59,215
Copart, Inc.[1]	1,011,807	58,068
Ryanair Holdings PLC (ADR)	1,069,423	46,616

1	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Airbus SE, non-registered shares	268,262	$42,756
GT Capital Holdings, Inc.	3,520,121	39,893
Howmet Aerospace, Inc.	262,240	28,681
Hitachi, Ltd.	1,115,800	27,425
Boeing Co. (The)[1]	149,146	26,399
Honeywell International, Inc.	111,501	25,187
Alliance Global Group, Inc.	156,400,700	24,275
ASSA ABLOY AB, Class B	777,100	22,846
Techtronic Industries Co., Ltd.	1,679,500	22,140
DSV A/S	97,734	20,692
Daikin Industries, Ltd.	151,500	17,749
General Electric Co.	102,437	17,085
BayCurrent, Inc.	502,900	16,876
Saab AB, Class B	797,272	16,816
Carrier Global Corp.	242,000	16,519
RS Group PLC	1,745,907	14,867
Eaton Corp. PLC	39,327	13,051
Recruit Holdings Co., Ltd.	167,400	11,647
TFI International, Inc. (CAD denominated)	73,941	9,992
Kongsberg Gruppen ASA	80,834	9,093
SMC Corp.	22,500	8,761
NIBE Industrier AB, Class B	360,248	1,411
		1,140,725

Financials 13.21%
Visa, Inc., Class A	329,788	104,226
3i Group PLC	2,292,674	101,852
Aon PLC, Class A	244,466	87,802
Fiserv, Inc.[1]	409,913	84,204
AXA SA	2,209,893	78,573
Citigroup, Inc.	890,292	62,668
Brookfield Corp., Class A	766,870	44,057
Blackstone, Inc.	255,000	43,967
Tradeweb Markets, Inc., Class A	332,600	43,544
CVC Capital Partners PLC[1]	1,959,718	42,951
Prudential PLC	5,189,848	41,376
Ameriprise Financial, Inc.	67,606	35,995
VZ Holding AG	201,422	31,969
Société Générale	1,134,000	31,751
Halyk Savings Bank of Kazakhstan OJSC (GDR)	1,300,992	25,269
UBS Group AG	794,665	24,232
CME Group, Inc., Class A	103,473	24,030
Banco Bilbao Vizcaya Argentaria, SA	2,408,000	23,580
Japan Post Insurance Co., Ltd.	1,156,950	21,144
Eurobank Ergasias Services and Holdings SA	8,619,374	19,850
Swissquote Group Holding, Ltd.	43,329	16,591
XP, Inc., Class A	1,360,351	16,120
KKR & Co., Inc.	101,586	15,026
Axis Bank, Ltd.	913,022	11,339
FinecoBank SpA	635,542	11,106
Skandinaviska Enskilda Banken AB, Class A	608,175	8,334
AIA Group, Ltd.	913,107	6,605
Jackson Financial, Inc., Class A	44,327	3,860
GMO Payment Gateway, Inc.	44,100	2,214
		1,064,235

Health care 11.87%
Novo Nordisk AS, Class B	2,064,144	177,655
Eli Lilly and Co.	209,940	162,074
Vertex Pharmaceuticals, Inc.[1]	247,071	99,495
UnitedHealth Group, Inc.	181,500	91,814
Thermo Fisher Scientific, Inc.	160,880	83,695
American Funds Insurance Series	2

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Regeneron Pharmaceuticals, Inc.[1]	83,600	$59,551
Centene Corp.[1]	580,852	35,188
Cigna Group (The)	126,281	34,871
Pfizer, Inc.	1,305,400	34,632
Sanofi	347,738	33,628
Alnylam Pharmaceuticals, Inc.[1]	123,340	29,023
Argenx SE (ADR)[1]	42,456	26,110
EssilorLuxottica SA	90,005	21,871
Siemens Healthineers AG	345,670	18,328
Zoetis, Inc., Class A	90,200	14,696
DexCom, Inc.[1]	179,440	13,955
Bayer AG	537,074	10,742
Pro Medicus, Ltd.	48,121	7,420
Viatris, Inc.	110,678	1,378
Euroapi SA1,2	5,869	18
		956,144

Communication services 5.74%
Alphabet, Inc., Class A	948,455	179,543
Meta Platforms, Inc., Class A	242,200	141,810
Publicis Groupe SA	400,000	42,376
Schibsted ASA, Class A	902,722	27,967
CTS Eventim AG & Co. KGaA	224,500	18,980
Bharti Airtel, Ltd.	868,779	16,093
Tencent Holdings, Ltd.	297,100	15,877
Spotify Technology SA1	30,382	13,592
Nintendo Co., Ltd.	111,300	6,483
		462,721

Consumer staples 3.13%
Costco Wholesale Corp.	48,946	44,848
British American Tobacco PLC	863,200	31,301
Dollar General Corp.	408,173	30,948
Carrefour SA, non-registered shares	1,782,485	25,353
Monster Beverage Corp.[1]	440,000	23,126
Pernod Ricard SA	192,833	21,567
Nestlé SA	261,067	21,407
Philip Morris International, Inc.	167,000	20,098
Walgreens Boots Alliance, Inc.	1,941,300	18,112
Kweichow Moutai Co., Ltd., Class A	74,500	15,525
		252,285

Energy 2.69%
Canadian Natural Resources, Ltd. (CAD denominated)	3,110,600	96,037
Schlumberger NV	1,172,369	44,949
Tourmaline Oil Corp.	612,792	28,358
TotalEnergies SE	297,902	16,554
Reliance Industries, Ltd.	1,105,000	15,652
NAC Kazatomprom JSC (GDR)	404,535	15,271
		216,821

Materials 2.06%
Linde PLC	248,153	103,894
Amcor PLC (CDI)	3,567,000	33,070
LyondellBasell Industries NV	199,925	14,849
First Quantum Minerals, Ltd.[1]	1,128,850	14,552
		166,365
3	American Funds Insurance Series

Global Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities 0.55%
Torrent Power, Ltd.	1,918,769	$33,303
FirstEnergy Corp.	286,296	11,389
		44,692

Real estate 0.48%
Goodman Logistics (HK), Ltd. REIT	1,750,331	38,629
Total common stocks (cost: $4,815,819,000)		7,736,197

Preferred securities 0.25%
Information technology 0.25%
Samsung Electronics Co., Ltd., nonvoting preferred shares	663,600	19,900
Total preferred securities (cost: $19,864,000)		19,900

Short-term securities 3.52%
Money market investments 3.52%
Capital Group Central Cash Fund 4.50%[3,4]	2,835,168	283,574

Money market investments purchased with collateral from securities on loan 0.00%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[3,5]	7,413	7
Total short-term securities (cost: $283,529,000)		283,581
Total investment securities 99.77% (cost: $5,119,212,000)		8,039,678
Other assets less liabilities 0.23%		18,645
Net assets 100.00%		$8,058,323

American Funds Insurance Series	4

Global Growth Fund (continued)

Investments in affiliates4

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 3.52%
Money market investments 3.52%
Capital Group Central Cash Fund 4.50%[3]	$295,088	$2,203,992	$2,215,565	$(6)	$65	$283,574	$17,545

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $17,000, which represented less than 0.01% of the net assets of the fund.

Refer to Note 5 for more information on securities lending.

[3]	Rate represents the seven-day yield at 12/31/2024.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GDR = Global Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

5	American Funds Insurance Series

Global Small Capitalization Fund

Investment portfolio December 31, 2024

Common stocks 96.58%	Shares	Value (000)
Industrials 23.73%
CBIZ, Inc.[1]	644,848	$52,768
International Container Terminal Services, Inc.	4,208,330	28,071
Cleanaway Waste Management, Ltd.	15,692,698	25,722
TriNet Group, Inc.	280,679	25,477
Trelleborg AB, Class B	741,923	25,341
UL Solutions, Inc., Class A	424,269	21,163
Diploma PLC	365,247	19,427
VSE Corp.	198,919	18,917
Alaska Air Group, Inc.[1]	275,000	17,806
AZEK Co., Inc. (The), Class A1	373,156	17,714
Qantas Airways, Ltd.[1]	3,113,684	17,249
Hensoldt AG	471,092	16,828
Interpump Group SpA	365,471	16,238
ICF International, Inc.	134,555	16,040
Visional, Inc.[1,2]	312,872	15,847
Comfort Systems USA, Inc.	35,109	14,888
Saia, Inc.[1]	31,538	14,373
Godrej Industries, Ltd.[1]	1,032,000	14,055
MISUMI Group, Inc.	911,206	14,011
Inox Wind, Ltd.	6,322,938	13,341
Nexans SA	121,699	13,041
Dayforce, Inc.[1]	176,930	12,852
LS Electric Co., Ltd.	119,255	12,759
First Advantage Corp.[1,2]	670,201	12,553
Air Lease Corp., Class A	250,000	12,053
Carel Industries SpA	608,698	11,665
IMCD NV	71,833	10,638
Engcon AB, Class B2	1,007,791	9,525
Applied Industrial Technologies, Inc.	39,533	9,467
Rumo SA	3,114,705	8,993
XPO, Inc.[1]	63,304	8,302
Howden Joinery Group PLC	831,191	8,225
Reliance Worldwide Corp., Ltd.	2,633,607	8,163
Casella Waste Systems, Inc., Class A1	76,280	8,071
Instalco AB2	2,572,433	7,663
Takasago Thermal Engineering Co., Ltd.	183,600	7,416
Trex Co., Inc.[1]	102,977	7,109
Sterling Infrastructure, Inc.[1]	41,977	7,071
Embraer SA1	758,700	6,950
CSW Industrials, Inc.	19,652	6,933
Addtech AB, Class B	245,222	6,663
Beijer Ref AB, Class B	445,805	6,558
Sinfonia Technology Co., Ltd.	156,600	6,288
Wizz Air Holdings PLC[1]	340,978	6,098
dormakaba Holding AG	8,454	5,998
Matson, Inc.	44,122	5,949
Sulzer AG	40,000	5,770
REV Group, Inc.	180,777	5,761
SATS, Ltd.	2,022,100	5,387
Georg Fischer AG	69,127	5,225
KEI Industries, Ltd.	92,772	4,803
MonotaRO Co., Ltd.	282,600	4,749
Kurita Water Industries, Ltd.	125,000	4,351
Cargotec OYJ, Class B, non-registered shares	78,655	4,179
Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[1,2]	495,025	3,683
Controladora Vuela Compañía de Aviación, SAB de CV, Class A1	389,130	292
THK Co., Ltd.[2]	165,900	3,804
GVS SpA[1]	724,642	3,670
Byrna Technologies, Inc.[1]	124,671	3,592
EuroGroup Laminations SpA[2]	1,086,059	3,148
Adecco Group AG	122,813	3,024
American Funds Insurance Series	6

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Loar Holdings, Inc.[1]	40,100	$2,964
Herc Holdings, Inc.	15,514	2,937
IndiaMart InterMesh, Ltd.	110,684	2,900
SPIE SA	83,907	2,603
Localiza Rent a Car SA, ordinary nominative shares[1]	430,853	2,245
Delhivery Ltd.[1]	433,780	1,747
McGrath RentCorp	4,336	485
		709,598

Consumer discretionary 16.33%
DraftKings, Inc., Class A1	1,000,000	37,200
Skechers USA, Inc., Class A1	537,293	36,128
Entain PLC	3,696,208	31,657
Lands’ End, Inc.[1,3]	2,100,000	27,594
Boot Barn Holdings, Inc.[1]	163,055	24,755
CAVA Group, Inc.[1]	209,414	23,622
Ollies Bargain Outlet Holdings, Inc.[1]	208,086	22,833
Wyndham Hotels & Resorts, Inc.	194,040	19,557
Thor Industries, Inc.	201,786	19,313
Inchcape PLC	1,795,461	17,200
Sega Sammy Holdings, Inc.	843,700	16,364
Genius Sports, Ltd.[1]	1,540,078	13,322
YETI Holdings, Inc.[1]	336,638	12,964
Light & Wonder, Inc.[1]	147,860	12,772
Evolution AB	151,003	11,590
Melco Resorts & Entertainment, Ltd. (ADR)[1]	1,976,369	11,443
Ermenegildo Zegna NV2	1,333,160	11,012
Champion Homes, Inc.[1]	118,120	10,406
On Holding AG, Class A1	177,977	9,748
tonies SE, Class A1	1,149,156	9,027
Chalet Hotels, Ltd.[1]	790,221	8,979
Aditya Vision, Ltd.	1,409,045	8,379
Shoei Co., Ltd.	563,400	8,020
Five Below, Inc.[1]	66,857	7,017
Tube Investments of India, Ltd.	166,232	6,929
TopBuild Corp.[1]	22,196	6,911
Camping World Holdings, Inc., Class A	320,832	6,763
Cairn Homes PLC	2,768,483	6,643
Steven Madden, Ltd.	145,406	6,183
Guzman y Gomez, Ltd.[1]	241,378	6,045
Zalando SE, non-registered shares[1]	158,289	5,309
Sanrio Co., Ltd.	150,500	5,246
Patrick Industries, Inc.	60,321	5,011
MRF, Ltd.	3,180	4,843
Lottomatica Group SpA	324,745	4,327
Yonex Co., Ltd.	243,900	3,317
Smartfit Escola de Ginástica e Dança SA	961,263	2,633
Haichang Ocean Park Holdings, Ltd.[1,2]	25,170,000	1,815
Wolverine World Wide, Inc.	71,977	1,598
Crocs, Inc.[1]	14,031	1,537
Arhaus, Inc., Class A	152,564	1,434
EIH, Ltd.	163,557	802
		488,248

Health care 14.99%
Haemonetics Corp.[1]	725,905	56,680
Insulet Corp.[1]	207,210	54,095
Masimo Corp.[1]	184,994	30,579
Max Healthcare Institute, Ltd.	1,790,953	23,600
Ensign Group, Inc. (The)	165,067	21,931
Glenmark Pharmaceuticals, Ltd.	1,083,549	20,342
Integer Holdings Corp.[1]	143,655	19,037

7	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Aster DM Healthcare, Ltd.	2,654,994	$15,927
DiaSorin Italia SpA	139,449	14,375
Vaxcyte, Inc.[1]	169,969	13,914
Structure Therapeutics, Inc. (ADR)[1,2]	502,777	13,635
Vimian Group AB (publ)[1]	3,674,771	13,216
Bachem Holding AG2	198,039	12,608
Ambu AS, Class B, non-registered shares	849,282	12,267
Denali Therapeutics, Inc.[1]	593,546	12,096
CONMED Corp.	165,469	11,325
SKAN Group AG	122,496	10,279
Encompass Health Corp.	110,946	10,246
BridgeBio Pharma, Inc.[1]	224,917	6,172
BridgeBio Pharma, Inc.[1,4]	134,457	3,689
Establishment Labs Holdings, Inc.[1,2]	187,220	8,625
Praxis Precision Medicines, Inc.[1]	105,510	8,120
IDEAYA Biosciences, Inc.[1]	249,395	6,409
ICON PLC[1]	29,656	6,219
LivaNova PLC[1]	124,551	5,768
iRhythm Technologies, Inc.[1]	59,421	5,358
Addus HomeCare Corp.[1]	41,132	5,156
Integra LifeSciences Holdings Corp.[1]	222,254	5,041
Dr. Lal PathLabs, Ltd.	121,328	4,249
Nordhealth AS, Class A1	1,068,506	4,156
Angelalign Technology, Inc.	515,348	3,901
AddLife AB, Class B	280,870	3,489
Indegene, Ltd.[1]	233,033	1,641
Indegene, Ltd.[1,5]	110,616	779
Carl Zeiss Meditec AG, non-registered shares	45,549	2,146
Hapvida Participações e Investimentos SA1	3,421,086	1,235
		448,305

Information technology 13.74%
PAR Technology Corp.[1]	568,143	41,287
PAR Technology Corp.[1,4]	325,484	23,653
Silicon Laboratories, Inc.[1]	279,667	34,740
Pegasystems, Inc.	268,191	24,995
Credo Technology Group Holding, Ltd.[1]	358,268	24,079
MACOM Technology Solutions Holdings, Inc.[1]	180,686	23,473
Confluent, Inc., Class A1	647,799	18,112
Q2 Holdings, Inc.[1]	176,773	17,792
eMemory Technology, Inc.	168,430	17,112
Maruwa Co., Ltd.	54,101	16,322
Semtech Corp.[1]	262,527	16,237
Klaviyo, Inc., Class A1	328,169	13,534
Insight Enterprises, Inc.[1]	84,243	12,813
Allegro MicroSystems, Inc.[1]	534,708	11,689
Unity Software, Inc.[1]	458,114	10,294
Xiamen Faratronic Co., Ltd., Class A	619,767	10,084
King Slide Works Co., Ltd.	177,409	8,347
Riken Keiki Co., Ltd.	292,200	7,069
GitLab, Inc., Class A1	122,971	6,929
Topicus.com, Inc., subordinate voting shares	80,400	6,798
Tanla Platforms, Ltd.	773,627	6,052
MKS Instruments, Inc.	56,170	5,864
Tokyo Seimitsu Co., Ltd.	124,023	5,674
MongoDB, Inc., Class A1	21,932	5,106
Kokusai Electric Corp.[2]	373,779	4,972
Lumentum Holdings, Inc.[1]	58,152	4,882
Bentley Systems, Inc., Class B	96,702	4,516
Softcat PLC	231,551	4,402
Alphawave IP Group PLC[1,2]	4,021,539	4,245
ASMPT, Ltd.	420,800	4,065

American Funds Insurance Series	8

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
Globant SA1	16,689	$3,578
SentinelOne, Inc., Class A1	135,357	3,005
SINBON Electronics Co., Ltd.	327,000	2,606
LEM Holding SA	3,014	2,461
HPSP Co., Ltd.	133,836	2,323
Silvaco Group, Inc.[1,2]	158,261	1,279
Yotpo, Ltd.[1,4,6]	678,736	550
		410,939

Financials 12.46%
Stifel Financial Corp.	271,050	28,753
Cholamandalam Investment and Finance Co., Ltd.	2,069,733	28,626
Eurobank Ergasias Services and Holdings SA	11,259,860	25,931
Vontobel Holding AG	339,219	23,752
HDFC Asset Management Co., Ltd.	480,000	23,487
Glacier Bancorp, Inc.	406,597	20,419
SLM Corp.	683,650	18,855
Lazard, Inc., Class A	352,971	18,171
United Community Banks, Inc.	487,085	15,738
IIFL Finance, Ltd.	3,028,075	14,578
SiriusPoint, Ltd.[1]	800,000	13,112
Banco del Bajio, SA2	6,460,770	12,936
CVB FINANCIAL CORP	595,132	12,742
Janus Henderson Group PLC	297,400	12,648
Fukuoka Financial Group, Inc.	500,000	12,542
Independent Bank Group, Inc.	171,590	10,410
Baldwin Insurance Group, Inc. (The), Class A1	251,109	9,733
Asia Commercial Joint Stock Bank	8,309,605	9,001
360 ONE WAM, Ltd.	576,094	8,407
Pluxee NV	385,218	7,416
Five-Star Business Finance, Ltd.[1]	789,146	7,129
Bridgepoint Group PLC	1,572,795	7,023
Patria Investments, Ltd., Class A	572,494	6,658
Haci Ömer Sabanci Holding AS	2,013,292	5,464
Discovery, Ltd.	483,482	4,990
EFG International AG	334,117	4,842
JB Financial Group Co., Ltd.	294,756	3,257
Capitec Bank Holdings, Ltd.	14,270	2,370
BNK Financial Group, Inc.	252,332	1,763
AvidXchange Holdings, Inc.[1]	164,986	1,706
		372,459

Materials 4.07%
Knife River Corp.[1]	266,823	27,120
Materion Corp.	201,513	19,926
Sumitomo Bakelite Co., Ltd.	592,959	14,371
LANXESS AG	383,749	9,379
Lundin Mining Corp.	1,000,000	8,605
Huhtamäki OYJ	242,662	8,583
Lundin Gold, Inc.	300,000	6,399
Resonac Holdings Co., Ltd.[2]	228,800	5,747
Cabot Corp.	48,229	4,404
Verallia SAS	150,450	3,784
Acerinox, SA	330,000	3,218
LINTEC Corp.	163,900	3,152
Osaka Soda Co., Ltd.	149,300	1,875
Umicore SA	181,924	1,867
NV Bekaert SA	53,808	1,863
Mayr-Melnhof Karton AG, non-registered shares	17,249	1,421
		121,714

9	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services 3.76%
Lions Gate Entertainment Corp., Class B1	3,347,177	$25,271
Indosat Tbk PT	135,085,677	20,754
Springer Nature AG & Co. KGaA, non-registered shares[1]	578,174	16,284
Magnite, Inc.[1]	807,491	12,855
Rightmove PLC	1,209,594	9,685
Future PLC	725,208	8,378
JCDecaux SE1	388,617	6,088
Nexstar Media Group, Inc.	38,447	6,074
Globalstar, Inc.[1]	2,083,518	4,313
Nippon Television Holdings, Inc.	80,900	1,399
Bharti Hexacom, Ltd.	75,930	1,292
		112,393

Real estate 2.48%
Embassy Office Parks REIT	6,564,847	28,321
Altus Group, Ltd.	259,702	10,117
Macrotech Developers, Ltd.	442,564	7,182
ESR-REIT REIT	35,947,873	6,712
Mindspace Business Parks REIT	1,250,000	5,276
Charter Hall Group REIT	587,917	5,231
UMH Properties, Inc. REIT	275,000	5,192
Corp. Inmobiliaria Vesta, SAB de CV	1,900,000	4,849
Fibra Uno Administración REIT, SA de CV	1,403,100	1,394
		74,274

Utilities 1.76%
Neoenergia SA	4,812,041	14,730
Black Hills Corp.	219,676	12,855
Talen Energy Corp.[1]	62,137	12,519
SembCorp Industries, Ltd.	1,536,800	6,210
ACEN Corp.	89,624,592	6,186
		52,500

Energy 1.68%
Weatherford International	145,888	10,450
NuVista Energy, Ltd.[1]	986,277	9,482
Noble Corp. PLC, Class A	279,386	8,773
Aegis Logistics Ltd.	790,464	7,571
CNX Resources Corp.[1]	200,000	7,334
Vista Energy, SAB de CV, Class A (ADR)[1]	124,514	6,738
		50,348

Consumer staples 1.58%
BBB Foods, Inc., Class A1	616,758	17,442
Universal Robina Corp.	10,450,635	14,254
Apotea Sverige AB1	845,173	6,421
Kobe Bussan Co., Ltd.	235,935	5,186
Bakkafrost P/F	70,866	3,947
		47,250
Total common stocks (cost: $2,192,148,000)		2,888,028

Preferred securities 0.75%
Information technology 0.50%
SmartHR, Inc., Series D, preferred shares[1,4,6]	3,006	11,207
Yotpo, Ltd., Series F, preferred shares[1,4,6]	2,158,609	1,748
Yotpo, Ltd., Series B, preferred shares[1,4,6]	287,894	233
Yotpo, Ltd., Series C, preferred shares[1,4,6]	274,070	222
Yotpo, Ltd., Series A-1, preferred shares[1,4,6]	183,819	149
Yotpo, Ltd., Series A, preferred shares[1,4,6]	89,605	73
Yotpo, Ltd., Series C-1, preferred shares[1,4,6]	75,980	62
American Funds Insurance Series	10

Global Small Capitalization Fund (continued)

Preferred securities (continued)		Shares		Value (000)
Information technology (continued)
Yotpo, Ltd., Series D, preferred shares[1,4,6]			42,368	$34
Yotpo, Ltd., Series B-1, preferred shares[1,4,6]			33,838	27
Outreach Corp., Series G, preferred shares[1,4,6]			154,354	1,104
				14,859

Financials 0.25%
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,2]			641,250	7,625
Total preferred securities (cost: $28,670,000)				22,484

Rights & warrants 0.00%
Consumer discretionary 0.00%
Smartfit Escola de Ginástica e Dança S.A., rights, expire 2/4/2025[1]			18,049	2

		Principal amount
Convertible bonds & notes 0.20%		(000)
Information technology 0.20%
Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030		USD	600	518
Wolfspeed, Inc., convertible notes, 1.875% 12/1/2029			13,359	5,603
Total convertible bonds & notes (cost: $7,170,000)				6,121

Short-term securities 3.83%	Weighted average yield at acquisition
Bills & notes of governments & government agencies outside the U.S. 1.43%
British Columbia (Province of) 1/17/2025	4.262%		43,000	42,912

Commercial paper 1.17%
Nestlé Finance International, Ltd. 1/16/2025 1/16/2025[7]	4.306		35,000	34,934

			Shares
Money market investments purchased with collateral from securities on loan 0.69%
Capital Group Central Cash Fund 4.50%[3,8,9]			199,233	19,927
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[8,9]			703,994	705
				20,632

Money market investments 0.54%
Capital Group Central Cash Fund 4.50%[3,8]			159,973	16,001
Total short-term securities (cost: $114,480,000)				114,479
Total investment securities 101.36% (cost: $2,342,468,000)				3,031,114
Other assets less liabilities (1.36)%				(40,655)
Net assets 100.00%				$2,990,459
11	American Funds Insurance Series

Global Small Capitalization Fund (continued)

Investments in affiliates3

	Value at 1/1/2024 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Common stocks 0.93%
Consumer discretionary 0.93%
Lands’ End, Inc.[1]	$20,076	$—		$—	$—	$7,518	$27,594	$—
Short-term securities 1.21%
Money market investments 0.54%
Capital Group Central Cash Fund 4.50%[8]	112,453	652,148		748,637	28	9	16,001	5,626
Money market investments purchased with collateral from securities on loan 0.67%
Capital Group Central Cash Fund 4.50%[8,9]	4,926	15,001	[10]				19,927	—	[11]
Total short-term securities							35,928
Total 2.14%					$28	$7,527	$63,522	$5,626

Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
SmartHR, Inc., Series D, preferred shares[1,6]	5/28/2021	$14,344	$11,207	.37%
Yotpo, Ltd., Series F, preferred shares[1,6]	2/25/2021	4,748	1,748	.06
Yotpo, Ltd.[1,6]	3/16/2021	1,418	550	.02
Yotpo, Ltd., Series B, preferred shares[1,6]	3/16/2021	602	233	.01
Yotpo, Ltd., Series C, preferred shares[1,6]	3/16/2021	573	222	.01
Yotpo, Ltd., Series A-1, preferred shares[1,6]	3/16/2021	384	149	.00	[12]
Yotpo, Ltd., Series A, preferred shares[1,6]	3/16/2021	187	73	.00	[12]
Yotpo, Ltd., Series C-1, preferred shares[1,6]	3/16/2021	159	62	.00	[12]
Yotpo, Ltd., Series D, preferred shares[1,6]	3/16/2021	88	34	.00	[12]
Yotpo, Ltd., Series B-1, preferred shares[1,6]	3/16/2021	71	27	.00	[12]
IndiaMart InterMesh, Ltd.	2/8/2024-10/21/2024	3,688	2,900	.10
Outreach Corp., Series G, preferred shares[1,6]	5/27/2021	4,518	1,104	.04
Alphawave IP Group PLC, convertible notes, 3.75% 3/1/2030	12/11/2024	600	518	.02
Total		$31,380	$18,827	.63%

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $30,764,000, which represented 1.03% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $18,827,000, which represented .63% of the net assets of the fund.
[5]	Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $779,000, which represented 0.03% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.
[6]	Value determined using significant unobservable inputs.
[7]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $34,934,000, which represented 1.17% of the net assets of the fund.
[8]	Rate represents the seven-day yield at 12/31/2024.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[12]	Amount less than .01%.
American Funds Insurance Series	12

Global Small Capitalization Fund (continued)

Key to abbreviation(s)

ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
USD = U.S. dollars

Refer to the notes to financial statements.

13	American Funds Insurance Series

Growth Fund

Investment portfolio December 31, 2024

Common stocks 97.76%	Shares	Value (000)
Information technology 23.86%
Microsoft Corp.	4,957,356	$2,089,526
Broadcom, Inc.	8,231,103	1,908,299
NVIDIA Corp.	12,794,276	1,718,143
Shopify, Inc., Class A, subordinate voting shares[1]	7,511,178	798,664
Apple, Inc.	2,603,037	651,852
Cloudflare, Inc., Class A1	5,111,309	550,386
Salesforce, Inc.	1,391,913	465,358
Taiwan Semiconductor Manufacturing Co., Ltd.	11,888,000	388,185
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	371,039	73,276
MicroStrategy, Inc., Class A1	1,479,411	428,467
Micron Technology, Inc.	3,682,235	309,897
Constellation Software, Inc.	93,749	289,892
Motorola Solutions, Inc.	512,000	236,662
Synopsys, Inc.[1]	441,681	214,374
Applied Materials, Inc.	791,069	128,652
ASML Holding NV (ADR)	159,102	110,270
ASML Holding NV	25,261	17,766
Adobe, Inc.[1]	264,824	117,762
SK hynix, Inc.	1,000,000	113,472
Unity Software, Inc.[1]	4,935,607	110,903
Dell Technologies, Inc., Class C	911,886	105,086
DocuSign, Inc.[1]	922,000	82,925
SAP SE	324,303	79,368
AppLovin Corp., Class A1	243,000	78,691
Atlassian Corp., Class A1	313,972	76,414
ServiceNow, Inc.[1]	65,934	69,898
RingCentral, Inc., Class A1	1,465,500	51,307
Roper Technologies, Inc.	61,350	31,893
Flex, Ltd.[1]	670,000	25,721
ASM International NV	41,358	23,597
Fair Isaac Corp.[1]	10,501	20,907
MKS Instruments, Inc.	101,047	10,548
Stripe, Inc., Class B1,2,3	168,598	4,638
		11,382,799

Communication services 19.85%
Meta Platforms, Inc., Class A	7,034,394	4,118,708
Netflix, Inc.[1]	2,807,260	2,502,167
Alphabet, Inc., Class C	6,311,758	1,202,011
Alphabet, Inc., Class A	4,065,328	769,567
Charter Communications, Inc., Class A1	877,339	300,726
Snap, Inc., Class A, nonvoting shares[1]	27,200,000	292,944
Take-Two Interactive Software, Inc.[1]	410,918	75,642
T-Mobile US, Inc.	265,000	58,493
Comcast Corp., Class A	1,343,725	50,430
Pinterest, Inc., Class A1	1,652,216	47,914
Electronic Arts, Inc.	133,146	19,479
Frontier Communications Parent, Inc.[1]	432,336	15,002
Live Nation Entertainment, Inc.[1]	104,600	13,546
		9,466,629

Consumer discretionary 15.98%
Tesla, Inc.[1]	7,509,093	3,032,472
Amazon.com, Inc.[1]	5,353,667	1,174,541
Royal Caribbean Cruises, Ltd.	2,278,615	525,654
DoorDash, Inc., Class A1	3,000,000	503,250
Chipotle Mexican Grill, Inc.[1]	3,319,893	200,190
Tractor Supply Co.	3,325,000	176,425
Airbnb, Inc., Class A1	1,335,319	175,474
Home Depot, Inc.	436,781	169,903
Norwegian Cruise Line Holdings, Ltd.[1]	6,094,950	156,823
Booking Holdings, Inc.	30,364	150,861

American Funds Insurance Series	14

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Hermès International	61,000	$145,533
Aramark	3,218,114	120,068
NIKE, Inc., Class B	1,477,671	111,815
Amadeus IT Group SA, Class A, non-registered shares	1,534,941	107,979
O’Reilly Automotive, Inc.[1]	79,800	94,627
Service Corp. International	1,123,495	89,677
Evolution AB	1,012,589	77,723
D.R. Horton, Inc.	478,018	66,836
Ulta Beauty, Inc.[1]	150,000	65,240
Rivian Automotive, Inc., Class A1,4	4,608,897	61,298
Floor & Decor Holdings, Inc., Class A1	437,000	43,569
Starbucks Corp.	443,476	40,467
Flutter Entertainment PLC[1]	154,604	39,957
Burlington Stores, Inc.[1]	137,767	39,272
YUM! Brands, Inc.	246,744	33,103
Aptiv Holdings, Ltd.[1]	518,218	31,342
Five Below, Inc.[1]	252,000	26,450
Wayfair, Inc., Class A1	514,000	22,780
DraftKings, Inc., Class A1	608,086	22,621
Polaris, Inc.	371,000	21,377
Churchill Downs, Inc.	148,149	19,784
Helen of Troy, Ltd.[1]	269,597	16,130
Marriott International, Inc., Class A	56,000	15,621
YETI Holdings, Inc.[1]	325,329	12,528
TopBuild Corp.[1]	40,220	12,522
Caesars Entertainment, Inc.[1]	356,300	11,908
Hilton Worldwide Holdings, Inc.	36,119	8,927
		7,624,747

Health care 11.73%
Intuitive Surgical, Inc.[1]	1,991,933	1,039,709
Eli Lilly and Co.	782,664	604,217
Vertex Pharmaceuticals, Inc.[1]	1,400,227	563,871
UnitedHealth Group, Inc.	1,034,942	523,536
Alnylam Pharmaceuticals, Inc.[1]	1,819,629	428,177
Regeneron Pharmaceuticals, Inc.[1]	463,907	330,455
Boston Scientific Corp.[1]	2,735,918	244,372
Thermo Fisher Scientific, Inc.	403,339	209,829
Illumina, Inc.[1]	1,365,139	182,424
HCA Healthcare, Inc.	535,904	160,852
Novo Nordisk AS, Class B	1,420,580	122,265
Abbott Laboratories	997,405	112,816
Danaher Corp.	408,661	93,808
Sarepta Therapeutics, Inc.[1]	607,663	73,886
Molina Healthcare, Inc.[1]	252,936	73,617
Mettler-Toledo International, Inc.[1]	57,256	70,063
Exact Sciences Corp.[1]	1,192,321	66,996
BioNTech SE (ADR)[1]	562,734	64,124
QIAGEN NV1	1,393,917	62,071
Centene Corp.[1]	1,012,211	61,320
Ascendis Pharma AS (ADR)[1]	444,896	61,249
Ionis Pharmaceuticals, Inc.[1]	1,674,900	58,554
Bristol-Myers Squibb Co.	944,357	53,413
Guardant Health, Inc.[1]	1,705,050	52,089
Insmed, Inc.[1]	726,167	50,135
AstraZeneca PLC	343,952	44,774
NovoCure, Ltd.[1]	1,498,493	44,655
Veeva Systems, Inc., Class A1	156,283	32,858
Verily Life Sciences, LLC[1,2,3]	300,178	31,351
Align Technology, Inc.[1]	133,840	27,907
IQVIA Holdings, Inc.[1]	105,500	20,732

15	American Funds Insurance Series

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Amgen, Inc.	55,569	$14,483
CRISPR Therapeutics AG1,4	334,619	13,171
Biohaven, Ltd.[1]	65,550	2,448
		5,596,227

Industrials 10.63%
TransDigm Group, Inc.	738,047	935,312
Uber Technologies, Inc.[1]	6,127,000	369,581
GE Vernova, Inc.	1,114,637	366,638
General Electric Co.	2,046,671	341,364
Quanta Services, Inc.	777,614	245,765
Carrier Global Corp.	3,453,172	235,714
Axon Enterprise, Inc.[1]	366,366	217,739
Ingersoll-Rand, Inc.	2,296,640	207,754
United Airlines Holdings, Inc.[1]	2,096,327	203,553
Caterpillar, Inc.	499,375	181,153
United Rentals, Inc.	253,448	178,539
Ryanair Holdings PLC (ADR)	3,665,055	159,760
Ryanair Holdings PLC	96,554	1,900
Copart, Inc.[1]	2,348,144	134,760
Boeing Co. (The)[1]	684,135	121,092
FTAI Aviation, Ltd.	820,915	118,245
Dayforce, Inc.[1]	1,586,142	115,217
Eaton Corp. PLC	319,772	106,123
Equifax, Inc.	366,771	93,472
Republic Services, Inc.	437,004	87,916
Old Dominion Freight Line, Inc.	490,000	86,436
Southwest Airlines Co.	2,515,000	84,554
Airbus SE, non-registered shares	426,445	67,967
ITT, Inc.	343,000	49,008
WillScot Holdings Corp., Class A1	1,437,590	48,087
Casella Waste Systems, Inc., Class A1	440,826	46,644
Northrop Grumman Corp.	94,803	44,490
MTU Aero Engines AG	112,013	37,351
XPO, Inc.[1]	263,564	34,566
HEICO Corp.	137,622	32,718
Paylocity Holding Corp.[1]	162,773	32,468
Bombardier, Inc., Class B1	370,826	25,217
FedEx Corp.	68,327	19,222
Safran SA	64,065	13,995
Saia, Inc.[1]	26,620	12,132
Tetra Tech, Inc.	276,900	11,032
Einride AB1,2,3	78,648	720
		5,068,204

Financials 8.19%
Visa, Inc., Class A	2,748,550	868,652
KKR & Co., Inc.	2,622,010	387,821
Fiserv, Inc.[1]	1,815,629	372,967
Bank of America Corp.	7,760,600	341,078
Mastercard, Inc., Class A	595,726	313,691
Toast, Inc., Class A1	6,420,036	234,010
Apollo Asset Management, Inc.	1,286,147	212,420
Blackstone, Inc.	954,531	164,580
Affirm Holdings, Inc., Class A1	2,250,362	137,047
Brookfield Corp., Class A	1,700,522	97,695
Block, Inc., Class A1	920,219	78,209
Blue Owl Capital, Inc., Class A	3,123,772	72,659
Marsh & McLennan Companies, Inc.	325,585	69,158
First Citizens BancShares, Inc., Class A	27,726	58,586
Truist Financial Corp.	1,350,366	58,579
Progressive Corp.	241,257	57,808
American Funds Insurance Series	16

Growth Fund (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
Citigroup, Inc.	814,590	$57,339
Ryan Specialty Holdings, Inc., Class A	870,000	55,819
Capital One Financial Corp.	313,000	55,814
Ares Management Corp., Class A	310,500	54,968
UBS Group AG	1,535,000	46,808
MSCI, Inc.	47,348	28,409
Intercontinental Exchange, Inc.	176,208	26,257
Discover Financial Services	122,282	21,183
Aon PLC, Class A	57,337	20,593
Arch Capital Group, Ltd.	159,854	14,763
		3,906,913

Energy 2.75%
Halliburton Co.	11,600,000	315,404
EOG Resources, Inc.	2,059,870	252,499
Schlumberger NV	6,312,103	242,006
Cenovus Energy, Inc. (CAD denominated)	10,602,535	160,722
MEG Energy Corp.	7,061,794	115,940
Canadian Natural Resources, Ltd. (CAD denominated)	2,847,609	87,917
EQT Corp.	1,711,648	78,924
ConocoPhillips	313,568	31,097
Tourmaline Oil Corp.	596,759	27,616
		1,312,125

Consumer staples 2.19%
Performance Food Group Co.[1]	3,559,500	300,956
Costco Wholesale Corp.	287,855	263,753
Target Corp.	900,000	121,662
Philip Morris International, Inc.	711,723	85,656
Dollar General Corp.	1,124,488	85,259
Monster Beverage Corp.[1]	927,284	48,738
Dollar Tree Stores, Inc.[1]	561,983	42,115
Constellation Brands, Inc., Class A	147,125	32,514
Keurig Dr Pepper, Inc.	903,000	29,004
Estée Lauder Companies, Inc. (The), Class A	350,812	26,304
Celsius Holdings, Inc.[1]	197,664	5,206
JUUL Labs, Inc., Class A1,2,3,5	2,496,349	2,534
		1,043,701

Materials 1.48%
Wheaton Precious Metals Corp.	2,842,409	159,857
ATI, Inc.[1]	2,086,140	114,821
Linde PLC	255,125	106,813
Albemarle Corp.	1,072,000	92,278
Grupo México, SAB de CV, Series B	19,156,155	90,889
Royal Gold, Inc.	599,000	78,978
Franco-Nevada Corp.	340,400	40,002
Glencore PLC	5,275,000	23,193
		706,831

Utilities 0.61%
Constellation Energy Corp.	720,882	161,269
PG&E Corp.	6,311,495	127,366
		288,635

Real estate 0.49%
CoStar Group, Inc.[1]	2,042,142	146,197
Zillow Group, Inc., Class C, nonvoting shares[1]	1,198,327	88,736
		234,933
Total common stocks (cost: $19,708,330,000)		46,631,744

17	American Funds Insurance Series

Growth Fund (continued)

Preferred securities 0.25%	Shares	Value (000)
Information technology 0.25%
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,2,3]	2,763,342	$76,019
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,3]	52,656	1,449
PsiQuantum Corp., Series D, preferred shares[1,2,3]	906,761	38,311
Tipalti Solutions, Ltd., Series F, preferred shares[1,2,3]	406,310	3,072
		118,851

Industrials 0.00%
Einride AB, Series C, preferred shares[1,2,3]	154,765	1,416
Total preferred securities (cost: $93,750,000)		120,267

Rights & warrants 0.03%
Information technology 0.03%
Openai Global, LLC, rights[1,2,3]	13,740,540	13,740
Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	53,352	—	[6]
Total rights & warrants (cost: $13,741,000)		13,740

Convertible stocks 0.01%
Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027	128,700	5,237

Industrials 0.00%
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[2,3]	809,003	565
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares[2,3]	171,920	120
Total convertible stocks (cost: $18,269,000)		5,922

Short-term securities 2.23%
Money market investments 2.19%
Capital Group Central Cash Fund 4.50%[7,8]	10,454,554	1,045,665

Money market investments purchased with collateral from securities on loan 0.04%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[7,9]	14,975,169	14,975
Capital Group Central Cash Fund 4.50%[7,8,9]	40,315	4,032
		19,007
Total short-term securities (cost: $1,064,474,000)		1,064,672
Total investment securities 100.28% (cost: $20,898,564,000)		47,836,345
Other assets less liabilities (0.28)%		(133,402)
Net assets 100.00%		$47,702,943

American Funds Insurance Series	18

Growth Fund (continued)

Investments in affiliates8

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.20%
Money market investments 2.19%
Capital Group Central Cash Fund 4.50%[7]	$588,273	$5,050,919	$4,593,709	$(5)	$187	$1,045,665	$55,620
Money market investments purchased with collateral from securities on loan 0.01%
Capital Group Central Cash Fund 4.50%[7,9]	5,032		1,00010			4,032	—	[11]
Total 2.20%				$(5)	$187	$1,049,697	$55,620

Restricted securities3

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Stripe, Inc., Series I, 6.00% noncumulative preferred shares[1,2]	3/15/2023	$55,638	$76,019	.16%
Stripe, Inc., Class B1,2	5/6/2021	6,766	4,638	.01
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2]	3/15/2021	2,113	1,449	.0012
PsiQuantum Corp., Series D, preferred shares[1,2]	5/28/2021	23,781	38,311	.08
Verily Life Sciences, LLC[1,2]	12/21/2018	37,000	31,351	.07
Openai Global, LLC, rights[1,2]	9/30/2024	13,741	13,740	.03
Tipalti Solutions, Ltd., Series F, preferred shares[1,2]	12/1/2021	6,956	3,072	.01
JUUL Labs, Inc., Class A1,2,5	7/29/2024	19,001	2,534	.0012
Einride AB, Series C, preferred shares[1,2]	11/23/2022-8/1/2024	5,262	1,416	.0012
Einride AB1,2	2/1/2023	2,674	720	.0012
ABL Space Systems Co., Class A-10, noncumulative convertible preferred shares[2]	12/14/2023	1,382	565	.0012
ABL Space Systems Co., Class A-9, noncumulative convertible preferred shares[2]	10/22/2021	10,452	120	.0012
Total		$184,766	$173,935	.36%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $173,935,000, which represented .36% of the net assets of the fund.
[4]	All or a portion of this security was on loan. The total value of all such securities was $20,610,000, which represented .04% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,534,000, which represented 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.
[6]	Amount less than one thousand.
[7]	Rate represents the seven-day yield at 12/31/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[10]	Represents net activity. Refer to Note 5 for more information on securities lending.
[11]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[12]	Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

Refer to the notes to financial statements.

19	American Funds Insurance Series

International Fund

Investment portfolio December 31, 2024

Common stocks 93.82%	Shares	Value (000)
Industrials 20.63%
Recruit Holdings Co., Ltd.	3,670,082	$255,353
Airbus SE, non-registered shares	1,377,270	219,511
Siemens AG	531,381	103,769
Techtronic Industries Co., Ltd.	7,310,000	96,365
Melrose Industries PLC	13,583,234	94,139
MTU Aero Engines AG	229,720	76,601
Rolls-Royce Holdings PLC[1]	10,425,950	74,180
Diploma PLC	1,289,802	68,602
Volvo AB, Class B	2,581,408	62,636
Schneider Electric SE	226,770	56,057
SMC Corp.	120,410	46,886
International Container Terminal Services, Inc.	6,806,450	45,402
Rumo SA	11,886,856	34,322
Safran SA	152,619	33,339
Daikin Industries, Ltd.	283,174	33,175
Ashtead Group PLC	424,022	26,227
Shenzhen Inovance Technology Co., Ltd., Class A	2,154,066	17,246
Thales SA	92,053	13,134
AtkinsRealis Group, Inc.	221,436	11,748
Grab Holdings, Ltd., Class A1	2,056,505	9,707
Deutsche Post AG	253,300	8,917
Airports of Thailand PCL, foreign registered shares	4,083,600	7,050
Kingspan Group PLC	76,000	5,528
		1,399,894

Information technology 14.58%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,960,936	227,299
SAP SE	659,476	161,396
Shopify, Inc., Class A, subordinate voting shares[1]	1,446,034	153,757
ASML Holding NV	152,318	107,123
SK hynix, Inc.	748,425	84,925
Disco Corp.	127,900	34,523
Constellation Software, Inc.	10,239	31,661
Renesas Electronics Corp.	1,975,500	25,114
Infineon Technologies AG	679,458	22,069
Keyence Corp.	53,700	21,851
Tokyo Electron, Ltd.	138,900	21,049
STMicroelectronics NV	808,062	20,155
NXP Semiconductors NV	96,785	20,117
Tata Consultancy Services, Ltd.	411,789	19,642
Zhongji Innolight Co., Ltd., Class A	956,800	16,151
OBIC Co., Ltd.	255,000	7,566
Canva, Inc.[1,2,3]	4,819	6,168
BE Semiconductor Industries NV	38,396	5,193
Samsung Electronics Co., Ltd.	110,160	3,975
		989,734

Consumer discretionary 11.05%
MercadoLibre, Inc.[1]	82,885	140,941
adidas AG	489,054	120,096
Flutter Entertainment PLC[1]	255,834	66,120
LVMH Moët Hennessy-Louis Vuitton SE	99,264	64,908
Meituan, Class B1	2,920,000	56,653
Evolution AB	586,121	44,989
Ferrari NV (EUR denominated)	100,997	43,332
Las Vegas Sands Corp.	766,828	39,384
Maruti Suzuki India, Ltd.	255,266	32,340
Sands China, Ltd.[1]	7,730,000	20,767
NEXT PLC	165,572	19,677
H World Group, Ltd. (ADR)	587,501	19,405
PUMA SE, non-registered shares	276,959	12,669
Zalando SE, non-registered shares[1]	354,654	11,895
American Funds Insurance Series	20

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Galaxy Entertainment Group, Ltd.	2,820,000	$11,881
Fast Retailing Co., Ltd.	33,500	11,316
Stellantis NV	668,835	8,778
Compagnie Financière Richemont SA, Class A	57,415	8,727
Kering SA	26,349	6,458
Hermès International	2,060	4,915
Coupang, Inc., Class A1	205,714	4,522
		749,773

Financials 11.03%
Nu Holdings, Ltd., Class A1	14,448,928	149,691
Banco Bilbao Vizcaya Argentaria, SA	11,994,591	117,455
NatWest Group PLC	14,661,543	73,797
Standard Chartered PLC	5,888,269	72,536
3i Group PLC	1,240,038	55,089
KB Financial Group, Inc.	916,740	51,993
Aegon, Ltd.	7,348,773	43,491
ING Groep NV	2,687,965	42,031
Kotak Mahindra Bank, Ltd.	1,625,203	33,835
AIA Group, Ltd.	3,986,097	28,835
HDFC Bank, Ltd. (ADR)	207,750	13,267
HDFC Bank, Ltd.	532,601	11,017
Mizuho Financial Group, Inc.	916,500	22,360
Bank Mandiri (Persero) Tbk PT	27,858,000	9,807
Bank Central Asia Tbk PT	13,486,900	8,082
ICICI Bank, Ltd.	485,000	7,253
Futu Holdings, Ltd. (ADR)	52,123	4,169
Bajaj Finserv, Ltd.	195,550	3,576
		748,284

Health care 10.76%
Daiichi Sankyo Co., Ltd.	9,090,425	249,871
Novo Nordisk AS, Class B	2,661,633	229,079
UCB SA	340,362	67,547
Sanofi	468,082	45,265
Zealand Pharma AS1	350,425	34,814
Eurofins Scientific SE, non-registered shares	587,074	29,947
Grifols, SA, Class A, non-registered shares[1]	2,252,585	21,262
AstraZeneca PLC	146,842	19,115
Alcon, Inc.	132,413	11,213
WuXi AppTec Co., Ltd., Class H4	920,200	6,701
WuXi AppTec Co., Ltd., Class A	288,960	2,176
bioMérieux SA	71,913	7,688
Ambu AS, Class B, non-registered shares	398,719	5,759
		730,437

Materials 10.49%
First Quantum Minerals, Ltd.[1]	14,456,903	186,362
Glencore PLC	38,713,759	170,220
Ivanhoe Mines, Ltd., Class A1	6,385,274	75,782
Ivanhoe Mines, Ltd., Class A1,3	3,675,281	43,619
Shin-Etsu Chemical Co., Ltd.	1,525,800	50,458
Anglo American PLC	1,626,353	48,185
Rio Tinto PLC	585,198	34,447
Grupo México, SAB de CV, Series B	5,747,400	27,269
Arkema SA	189,600	14,458
Smurfit Westrock PLC	211,114	11,371
Air Liquide SA	67,630	10,934
Akzo Nobel NV	178,117	10,695
Nippon Sanso Holdings Corp.	338,100	9,389
21	American Funds Insurance Series

International Fund (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Nitto Denko Corp.	525,600	$8,789
Antofagasta PLC	328,421	6,500
DSM-Firmenich AG	30,930	3,123
		711,601

Communication services 6.77%
Bharti Airtel, Ltd.	6,297,619	116,652
Bharti Airtel, Ltd., interim shares	271,584	3,731
Tencent Holdings, Ltd.	1,811,878	96,829
Universal Music Group NV	2,900,417	74,017
Sea, Ltd., Class A (ADR)[1]	677,385	71,870
Deutsche Telekom AG	1,074,644	32,161
Intouch Holdings PCL, foreign registered[1]	10,237,300	28,847
Singapore Telecommunications, Ltd.	5,800,500	13,060
NetEase, Inc.	673,316	12,012
Advanced Info Service PCL, foreign registered shares	1,250,600	10,436
		459,615

Energy 4.05%
Reliance Industries, Ltd.	11,090,400	157,096
Canadian Natural Resources, Ltd. (CAD denominated)	1,990,782	61,464
Cenovus Energy, Inc. (CAD denominated)	3,720,704	56,401
		274,961

Consumer staples 3.19%
JBS SA	11,851,004	70,122
Danone SA	871,867	58,663
Ajinomoto Co., Inc.	1,148,150	46,719
Kweichow Moutai Co., Ltd., Class A	79,152	16,494
Suntory Beverage & Food, Ltd.[4]	322,200	10,228
Avenue Supermarts, Ltd.[1]	198,145	8,241
Treasury Wine Estates, Ltd.	843,782	5,917
		216,384

Utilities 1.00%
Gulf Energy Development PCL, foreign registered	11,894,900	20,570
Engie SA	991,006	15,709
E.ON SE	1,035,361	12,055
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares[1]	760,600	10,897
SembCorp Industries, Ltd.	2,195,700	8,872
		68,103

Real estate 0.27%
ESR Group, Ltd.	6,639,483	10,224
Ayala Land, Inc.	18,147,800	8,158
		18,382
Total common stocks (cost: $4,746,087,000)		6,367,168

Preferred securities 0.35%
Consumer discretionary 0.20%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares[4]	223,027	13,491

Financials 0.09%
Itaú Unibanco Holding SA, preferred nominative shares	1,185,631	5,894
American Funds Insurance Series	22

International Fund (continued)

Preferred securities (continued)	Shares	Value (000)
Health care 0.05%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	522,350	$3,835

Information technology 0.01%
Canva, Inc., Series A, noncumulative preferred shares[1,2,3]	422	540
Canva, Inc., Series A-3, noncumulative preferred shares[1,2,3]	18	23
Canva, Inc., Series A-4, noncumulative preferred shares[1,2,3]	1	1
		564
Total preferred securities (cost: $36,565,000)		23,784

Rights & warrants 0.00%
Information technology 0.00%
Constellation Software, Inc., warrants, expire 3/31/2040[1,2]	7,730	—	[5]
Total rights & warrants (cost: $0)		—	[5]

Short-term securities 5.86%
Money market investments 5.84%
Capital Group Central Cash Fund 4.50%[6,7]	3,963,968	396,476

Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.50%[6,7,8]	9,998	1,000
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[6,8]	246,411	246
		1,246
Total short-term securities (cost: $397,677,000)		397,722
Total investment securities 100.03% (cost: $5,180,329,000)		6,788,674
Other assets less liabilities (0.03)%		(2,156)
Net assets 100.00%		$6,786,518

Investments in affiliates7

	Value at 1/1/2024 (000)	Additions (000)		Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 5.86%
Money market investments 5.84%
Capital Group Central Cash Fund 4.50%[6]	$202,026	$1,697,170		$1,502,773	$9	$44	$396,476	$13,875
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 4.50%[6,8]	47	953	[9]				1,000	—	[10]
Total 5.86%					$9	$44	$397,476	$13,875

23	American Funds Insurance Series

International Fund (continued)

Restricted securities3

	Acquisition	Cost	Value	Percent of net
	date(s)	(000)	(000)	assets
Ivanhoe Mines, Ltd., Class A1	12/18/2023	$32,962	$43,619	.64%
Canva, Inc.[1,2]	8/26/2021-11/4/2021	8,215	6,168	.09
Canva, Inc., Series A, noncumulative preferred shares[1,2]	11/4/2021	719	540	.01
Canva, Inc., Series A-3, noncumulative preferred shares[1,2]	11/4/2021	31	23	.00	[11]
Canva, Inc., Series A-4, noncumulative preferred shares[1,2]	11/4/2021	2	1	.00	[11]
Total		$41,929	$50,351	.74%

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $50,351,000, which represented .74% of the net assets of the fund.
[4]	All or a portion of this security was on loan. The total value of all such securities was $5,960,000, which represented .09% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Amount less than one thousand.
[6]	Rate represents the seven-day yield at 12/31/2024.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[8]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[9]	Represents net activity. Refer to Note 5 for more information on securities lending.
[10]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[11]	Amount less than .01%.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

Refer to the notes to financial statements.

American Funds Insurance Series	24

New World Fund®

Investment portfolio December 31, 2024

Common stocks 93.60%	Shares	Value (000)
Information technology 17.88%
Taiwan Semiconductor Manufacturing Co., Ltd.	6,210,274	$202,787
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,019	1,584
Microsoft Corp.	211,032	88,950
Broadcom, Inc.	262,375	60,829
NVIDIA Corp.	382,572	51,376
SK hynix, Inc.	240,088	27,243
ASML Holding NV	36,404	25,602
ASML Holding NV (ADR)	2,208	1,531
SAP SE	69,394	16,983
SAP SE (ADR)[1]	4,613	1,136
Keyence Corp.	42,400	17,253
Apple, Inc.	67,217	16,833
Synopsys, Inc.[2]	31,177	15,132
Capgemini SE	57,522	9,383
MediaTek, Inc.	200,000	8,587
ASM International NV	14,023	8,001
E Ink Holdings, Inc.	893,000	7,358
Coforge, Ltd.	62,041	7,002
Tokyo Electron, Ltd.	43,800	6,637
eMemory Technology, Inc.	61,000	6,197
Tata Consultancy Services, Ltd.	117,647	5,612
Globant SA2	19,426	4,165
TDK Corp.	290,600	3,740
Advantech Co., Ltd.	311,000	3,272
Samsung Electronics Co., Ltd.	68,286	2,464
EPAM Systems, Inc.[2]	6,651	1,555
Oracle Corp.	9,038	1,506
Applied Materials, Inc.	8,503	1,383
Zhongji Innolight Co., Ltd., Class A	72,989	1,232
KLA Corp.	1,835	1,156
Micron Technology, Inc.	13,723	1,155
Accenture PLC, Class A	2,807	988
Lattice Semiconductor Corp.[2]	11,336	642
Canva, Inc.[2,3,4]	385	493
Disco Corp.	1,400	378
		610,145

Financials 17.02%
Nu Holdings, Ltd., Class A2	3,437,666	35,614
PB Fintech, Ltd.[2]	1,441,998	35,467
Mastercard, Inc., Class A	60,680	31,952
Banco Bilbao Vizcaya Argentaria, SA	3,229,869	31,628
AIA Group, Ltd.	3,563,200	25,776
Bank Mandiri (Persero) Tbk PT	68,924,200	24,263
Bank Central Asia Tbk PT	39,507,923	23,676
Capitec Bank Holdings, Ltd.	141,946	23,576
HDFC Bank, Ltd.	973,796	20,143
Visa, Inc., Class A	52,552	16,609
Kotak Mahindra Bank, Ltd.	750,815	15,631
Ping An Insurance (Group) Company of China, Ltd., Class H	2,489,544	14,653
Eurobank Ergasias Services and Holdings SA	5,758,887	13,263
Cholamandalam Investment and Finance Co., Ltd.	934,913	12,930
Discovery, Ltd.	1,215,978	12,550
XP, Inc., Class A	1,053,385	12,483
Shriram Finance, Ltd.	314,111	10,565
AU Small Finance Bank, Ltd.	1,577,810	10,296
Hana Financial Group, Inc.	247,331	9,458
KB Financial Group, Inc.	165,909	9,410
ICICI Bank, Ltd. (ADR)	165,173	4,932
ICICI Bank, Ltd.	298,469	4,463
UniCredit SpA	232,246	9,272
B3 SA - Brasil, Bolsa, Balcao	5,324,587	9,132

25	American Funds Insurance Series

New World Fund® (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
National Bank of Greece SA	1,095,662	$8,668
Grupo Financiero Banorte, SAB de CV, Series O	1,334,588	8,575
S&P Global, Inc.	16,983	8,458
PICC Property and Casualty Co., Ltd., Class H	4,852,000	7,660
Hong Kong Exchanges and Clearing, Ltd.	190,200	7,220
Bank of the Philippine Islands	3,336,728	7,029
Axis Bank, Ltd.	526,257	6,536
Brookfield Corp., Class A	112,675	6,473
BSE, Ltd.	95,870	5,963
Aon PLC, Class A	16,068	5,771
China Merchants Bank Co., Ltd., Class H	908,000	4,652
China Merchants Bank Co., Ltd., Class A	198,500	1,067
Canara Bank	4,698,993	5,468
Bajaj Finserv, Ltd.	290,936	5,321
HSBC Holdings PLC (GBP denominated)	491,890	4,834
Samsung Fire & Marine Insurance Co., Ltd.	19,244	4,679
Emirates NBD Bank PJSC	766,007	4,473
Bajaj Finance, Ltd.	55,090	4,386
Standard Chartered PLC	348,769	4,296
Commercial International Bank - Egypt (CIB) SAE (GDR)	2,216,946	3,286
Commercial International Bank - Egypt (CIB) SAE	644,623	995
Woori Financial Group, Inc.	388,339	4,034
Al Rajhi Banking and Investment Corp., non-registered shares	140,766	3,538
Alpha Services and Holdings SA	2,097,209	3,499
Banco BTG Pactual SA, units	779,046	3,432
Moody’s Corp.	6,818	3,227
DBS Group Holdings, Ltd.	83,740	2,679
Edenred SA	80,856	2,641
China Construction Bank Corp., Class H	3,075,000	2,557
Max Financial Services, Ltd.[2]	181,296	2,359
Akbank TAS	1,272,608	2,303
Erste Group Bank AG	36,295	2,243
BNP Paribas SA	34,449	2,110
Vietnam Technological and Commercial JSCB (The)	1,848,800	1,806
Prudential PLC	202,489	1,614
Abu Dhabi Islamic Bank PJSC	366,210	1,377
Bank of Ningbo Co., Ltd., Class A	404,900	1,346
BDO Unibank, Inc.	482,090	1,194
Bank of Baroda	399,145	1,118
Haci Ömer Sabanci Holding AS	365,183	991
Société Générale	35,259	987
Bajaj Housing Finance, Ltd.[2]	595,117	884
Asia Commercial Joint Stock Bank	615,800	667
Power Finance Corp., Ltd.	90,119	471
Sberbank of Russia PJSC[3]	2,662,164	—	[5]
		580,629

Consumer discretionary 11.85%
MercadoLibre, Inc.[2]	36,977	62,877
Trip.com Group, Ltd. (ADR)[2]	546,928	37,552
Meituan, Class B2	1,449,000	28,113
LVMH Moët Hennessy-Louis Vuitton SE	40,245	26,316
H World Group, Ltd. (ADR)	529,626	17,493
H World Group, Ltd.	360,900	1,199
Midea Group Co., Ltd., Class A	1,774,068	18,257
Eicher Motors, Ltd.	262,412	14,780
Galaxy Entertainment Group, Ltd.	3,365,000	14,177
adidas AG	53,879	13,231
BYD Co., Ltd., Class H	181,000	6,172
BYD Co., Ltd., Class A	153,508	5,936
Hyundai Motor India, Ltd.[2,6]	225,666	4,761
Hyundai Motor India, Ltd.[2]	213,018	4,494

American Funds Insurance Series	26

New World Fund® (continued)

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Jumbo SA	340,209	$9,008
Compagnie Financière Richemont SA, Class A	53,654	8,156
Titan Co., Ltd.	202,486	7,687
TVS Motor Co., Ltd.	271,959	7,524
Maruti Suzuki India, Ltd.	58,895	7,461
Shenzhou International Group Holdings, Ltd.	915,000	7,214
Sands China, Ltd.[2]	2,309,600	6,205
Zomato, Ltd.[2]	1,891,919	6,135
Booking Holdings, Inc.	1,154	5,734
lululemon athletica, Inc.[2]	14,781	5,652
Tesla, Inc.[2]	13,138	5,306
Ferrari NV (EUR denominated)	12,138	5,208
Alibaba Group Holding, Ltd. (ADR)	40,506	3,435
Alibaba Group Holding, Ltd.	160,672	1,705
Naspers, Ltd., Class N	22,738	5,020
Hermès International	2,010	4,795
Amadeus IT Group SA, Class A, non-registered shares	57,319	4,032
Evolution AB	48,283	3,706
Mahindra & Mahindra, Ltd.	102,363	3,586
Aptiv Holdings, Ltd.[2]	56,931	3,443
Inchcape PLC	318,142	3,048
PDD Holdings, Inc. (ADR)[2]	30,678	2,976
Industria de Diseño Textil, SA	54,325	2,781
Starbucks Corp.	28,914	2,638
Stellantis NV	199,931	2,624
Li Ning Co., Ltd.	1,175,155	2,473
Swiggy, Ltd.[2]	229,843	1,452
Swiggy, Ltd.[2,6]	145,236	918
Marriott International, Inc., Class A	7,853	2,191
YUM! Brands, Inc.	15,667	2,102
Airbnb, Inc., Class A2	14,710	1,933
Pepkor Holdings, Ltd.	1,142,823	1,749
China Tourism Group Duty Free Corp., Ltd., Class H1	249,652	1,707
Tube Investments of India, Ltd.	39,256	1,636
Hilton Worldwide Holdings, Inc.	5,742	1,419
NIKE, Inc., Class B	18,711	1,416
Renault SA	25,328	1,227
Shangri-La Asia, Ltd.[1]	1,774,000	1,210
Magazine Luiza SA2	956,497	1,003
Gree Electric Appliances, Inc. of Zhuhai, Class A	116,846	726
Cyrela Brazil Realty SA, ordinary nominative shares	179,166	504
		404,103

Industrials 10.72%
Airbus SE, non-registered shares	262,652	41,862
International Container Terminal Services, Inc.	4,423,480	29,506
Safran SA	91,319	19,948
Techtronic Industries Co., Ltd.	1,409,000	18,574
Shenzhen Inovance Technology Co., Ltd., Class A	2,212,302	17,712
Rolls-Royce Holdings PLC[2]	2,202,587	15,671
Copa Holdings, SA, Class A	152,679	13,417
Rumo SA	4,472,420	12,914
Contemporary Amperex Technology Co., Ltd., Class A	294,876	10,723
Airports of Thailand PCL, foreign registered shares	6,164,400	10,643
Carrier Global Corp.	138,343	9,443
TransDigm Group, Inc.	7,302	9,254
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	448,123	7,877
Grupo Aeroportuario del Pacífico, SAB de CV, Class B (ADR)	6,508	1,139
Larsen & Toubro, Ltd.	214,105	9,008
General Electric Co.	52,438	8,746
Daikin Industries, Ltd.	73,900	8,658
Hitachi, Ltd.	341,000	8,381
27	American Funds Insurance Series

New World Fund® (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
DSV A/S	36,642	$7,758
BAE Systems PLC	479,919	6,885
Schneider Electric SE	26,546	6,562
Siemens AG	32,046	6,258
Uber Technologies, Inc.[2]	98,798	5,960
Caterpillar, Inc.	15,491	5,620
Wizz Air Holdings PLC[2]	281,598	5,036
Mitsui & Co., Ltd.	239,300	4,965
IMCD NV	33,524	4,965
LS Electric Co., Ltd.	44,464	4,757
Jiangsu Hengli Hydraulic Co., Ltd., Class A	638,864	4,612
CCR SA, ordinary nominative shares	2,424,436	3,991
InPost SA2	222,481	3,805
Ayala Corp.	348,310	3,603
Interpump Group SpA	78,970	3,509
GE Vernova, Inc.	10,547	3,469
SMC Corp.	7,600	2,959
Leonardo SpA	109,609	2,950
SM Investments Corp.	189,650	2,941
Bureau Veritas SA	95,425	2,900
Weichai Power Co., Ltd., Class H	976,000	1,494
Weichai Power Co., Ltd., Class A	744,200	1,394
GT Capital Holdings, Inc.	214,690	2,433
Boeing Co. (The)[2]	11,952	2,116
Localiza Rent a Car SA, ordinary nominative shares[2]	392,647	2,046
Ingersoll-Rand, Inc.	22,287	2,016
Grab Holdings, Ltd., Class A2	360,901	1,703
Shanghai International Airport Co., Ltd., Class A	347,800	1,625
Embraer SA2	131,598	1,206
Epiroc AB, Class B	67,124	1,044
Legrand SA	7,032	681
Haitian International Holdings, Ltd.	189,146	514
MISUMI Group, Inc.	25,400	391
		365,644

Communication services 9.97%
Tencent Holdings, Ltd.	1,668,651	89,175
Meta Platforms, Inc., Class A	95,664	56,012
Alphabet, Inc., Class C	137,269	26,142
Alphabet, Inc., Class A	136,113	25,766
Bharti Airtel, Ltd.	1,885,857	34,932
Bharti Airtel, Ltd., interim shares	61,802	849
NetEase, Inc.	1,175,600	20,972
NetEase, Inc. (ADR)	22,480	2,006
MTN Group, Ltd.	2,745,420	13,401
América Móvil, SAB de CV, Class B (ADR)	557,111	7,972
Netflix, Inc.[2]	8,553	7,623
KT Corp. (ADR)[1]	376,998	5,851
Telefónica, SA, non-registered shares	1,363,666	5,556
KANZHUN, Ltd., Class A (ADR)[2]	393,910	5,436
Telkom Indonesia (Persero) Tbk PT, Class B	27,433,400	4,602
Indus Towers, Ltd.[2]	1,069,134	4,261
Intouch Holdings PCL, foreign registered	910,237	2,565
Intouch Holdings PCL, foreign registered[2]	512,600	1,444
True Corp. PCL, nonvoting depository receipts[2]	11,870,500	3,839
Singapore Telecommunications, Ltd.	1,488,000	3,350
Vodafone Group PLC	3,703,365	3,158
Advanced Info Service PCL, foreign registered shares	341,900	2,853
Tencent Music Entertainment Group, Class A (ADR)	248,342	2,819
Sea, Ltd., Class A (ADR)[2]	24,821	2,634
TIM SA	1,018,641	2,402

American Funds Insurance Series	28

New World Fund® (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Informa PLC	175,657	$1,750
Baidu, Inc., Class A (ADR)[2]	19,016	1,603
JCDecaux SE2	69,627	1,091
		340,064

Health care 8.63%
Novo Nordisk AS, Class B	535,623	46,100
Max Healthcare Institute, Ltd.	3,271,327	43,107
Eli Lilly and Co.	51,553	39,799
Thermo Fisher Scientific, Inc.	45,542	23,692
AstraZeneca PLC	124,126	16,158
Laurus Labs, Ltd.	1,929,807	13,561
BeiGene, Ltd. (ADR)[2]	63,775	11,780
BeiGene, Ltd.[2]	36,200	512
Jiangsu Hengrui Medicine Co., Ltd., Class A	1,595,388	10,017
Abbott Laboratories	84,447	9,552
Rede D’Or Sao Luiz SA	1,767,731	7,271
Danaher Corp.	31,501	7,231
EssilorLuxottica SA	29,196	7,095
Innovent Biologics, Inc.[2]	1,488,373	7,014
WuXi AppTec Co., Ltd., Class H1	791,000	5,760
WuXi AppTec Co., Ltd., Class A	161,119	1,213
Zai Lab, Ltd. (ADR)[2]	215,619	5,647
Aspen Pharmacare Holdings, Ltd.	634,597	5,550
Mankind Pharma, Ltd.[2]	156,394	5,262
Revvity, Inc.	37,230	4,155
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	138,594	3,055
Lupin, Ltd.	90,605	2,493
OdontoPrev SA	1,390,271	2,444
Zoetis, Inc., Class A	11,854	1,931
Alcon, Inc.	20,866	1,767
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	48,700	1,699
Siemens Healthineers AG	30,936	1,640
Align Technology, Inc.[2]	6,902	1,439
Legend Biotech Corp. (ADR)[2]	43,938	1,430
Asahi Intecc Co., Ltd.	71,500	1,159
Mettler-Toledo International, Inc.[2]	940	1,150
Medtronic PLC	14,130	1,129
Straumann Holding AG	6,028	757
Angelalign Technology, Inc.[1]	88,406	669
Wuxi Biologics (Cayman), Inc.[2]	240,500	543
Hypera SA, ordinary nominative shares	154,123	450
CanSino Biologics, Inc., Class H2	35,921	146
		294,377

Consumer staples 6.67%
Kweichow Moutai Co., Ltd., Class A	178,770	37,253
ITC, Ltd.	3,981,236	22,478
Varun Beverages, Ltd.	2,383,723	17,723
Nestlé SA	199,381	16,349
Ajinomoto Co., Inc.	356,799	14,519
Monster Beverage Corp.[2]	206,308	10,844
Arca Continental, SAB de CV	1,147,876	9,510
British American Tobacco PLC	254,486	9,228
JBS SA	1,380,199	8,167
Dino Polska SA, non-registered shares[2]	84,131	7,940
Constellation Brands, Inc., Class A	32,761	7,240
Carlsberg A/S, Class B	65,395	6,264
Shoprite Holdings, Ltd.	385,446	6,015
Tsingtao Brewery Co., Ltd., Class H	821,634	6,010
Anheuser-Busch InBev SA/NV	114,564	5,732
Avenue Supermarts, Ltd.[2]	130,521	5,429
29	American Funds Insurance Series

New World Fund® (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
United Spirits, Ltd.	210,703	$3,996
KT&G Corp.	51,173	3,699
Budweiser Brewing Co., APAC, Ltd.	3,808,300	3,673
Masan Group Corp.[2]	1,332,700	3,657
Philip Morris International, Inc.	26,765	3,221
Haleon PLC	530,219	2,498
Coca-Cola Co.	38,792	2,415
JD Health International, Inc.[2]	631,150	2,284
L’Oréal SA, non-registered shares	6,411	2,263
WH Group, Ltd.	2,658,000	2,061
Danone SA	28,009	1,885
Dabur India, Ltd.	296,175	1,746
Kimberly-Clark de México, SAB de CV, Class A, ordinary participation certificates	1,143,368	1,612
BBB Foods, Inc., Class A2	43,099	1,219
Mondelez International, Inc., Class A	9,629	575
		227,505

Materials 5.35%
First Quantum Minerals, Ltd.[2]	1,977,690	25,494
Freeport-McMoRan, Inc.	640,690	24,397
Linde PLC	44,730	18,727
APL Apollo Tubes, Ltd.	581,386	10,652
Vale SA, ordinary nominative shares	684,518	6,050
Vale SA (ADR), ordinary nominative shares	447,496	3,969
Barrick Gold Corp.	613,346	9,507
Tata Steel, Ltd.	5,914,585	9,505
Glencore PLC	1,881,833	8,274
Amcor PLC (CDI)	783,277	7,262
Grupo México, SAB de CV, Series B	1,495,880	7,097
Sika AG	27,006	6,418
Zijin Mining Group Co., Ltd., Class H	3,052,000	5,586
Albemarle Corp.	52,784	4,544
Shin-Etsu Chemical Co., Ltd.	132,200	4,372
Southern Copper Corp.	45,419	4,139
Nutrien, Ltd. (CAD denominated)	67,323	3,012
Anhui Conch Cement Co., Ltd., Class H	1,122,000	2,882
Loma Negra Compania Industrial Argentina SA (ADR)[2]	222,019	2,651
Fresnillo PLC	257,915	2,010
Ivanhoe Mines, Ltd., Class A2	155,242	1,842
Givaudan SA	405	1,775
Asian Paints, Ltd.	66,580	1,773
SRF, Ltd.	64,202	1,676
Arkema SA	21,099	1,609
Indorama Ventures PCL, foreign registered shares	2,228,400	1,608
Corteva, Inc.	27,079	1,542
BASF SE	29,554	1,299
Akzo Nobel NV	20,823	1,250
Antofagasta PLC	45,109	893
CEMEX, SAB de CV (ADR), ordinary participation certificates, units	98,397	555
Gerdau SA (ADR)	55,796	161
Alrosa PJSC[3]	1,123,215	—	[5]
		182,531

Energy 2.57%
TotalEnergies SE	361,750	20,102
Reliance Industries, Ltd.	1,174,672	16,639
ADNOC Drilling Co. PJSC	5,206,498	7,548
New Fortress Energy, Inc., Class A1	419,605	6,344
Vista Energy, SAB de CV, Class A (ADR)[2]	115,065	6,226
Galp Energia, SGPS, SA, Class B	366,264	6,072
Cheniere Energy, Inc.	27,498	5,909
Adnoc Gas PLC	4,968,807	4,748
American Funds Insurance Series	30

New World Fund® (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Shell PLC (GBP denominated)	112,411	$3,490
Chevron Corp.	20,205	2,926
Exxon Mobil Corp.	25,866	2,782
Schlumberger NV	64,009	2,454
Borr Drilling, Ltd.[1,2]	347,864	1,357
INPEX Corp.[1]	42,700	535
Saudi Arabian Oil Co.	54,835	409
Petróleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	18,657	240
Rosneft Oil Co. PJSC[3]	588,661	—	[5]
		87,781

Real estate 1.58%
Macrotech Developers, Ltd.	2,009,655	32,615
China Resources Mixc Lifestyle Services, Ltd.	1,600,000	5,955
KE Holdings, Inc., Class A (ADR)	258,710	4,765
Prestige Estates Projects, Ltd.	236,800	4,685
CK Asset Holdings, Ltd.	869,500	3,572
Fibra Uno Administración REIT, SA de CV	1,733,627	1,723
Longfor Group Holdings, Ltd.	399,346	514
ALLOS SA, ordinary nominative shares	60,765	179
		54,008

Utilities 1.36%
Equatorial Energia SA, ordinary nominative shares	1,558,936	6,913
Power Grid Corporation of India, Ltd.	1,765,014	6,357
Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ordinary nominative shares[2]	434,304	6,222
SembCorp Industries, Ltd.	1,240,700	5,013
Gulf Energy Development PCL, foreign registered	2,829,615	4,893
Torrent Power Ltd.	247,921	4,303
NTPC, Ltd.	1,011,858	3,940
Engie SA	177,777	2,818
NTPC Green Energy, Ltd.[2]	1,273,054	1,892
NTPC Green Energy, Ltd.[2,6]	548,826	815
CPFL Energia SA	449,965	2,301
AES Corp.	74,426	958
		46,425
Total common stocks (cost: $2,187,745,000)		3,193,212

Preferred securities 0.59%
Financials 0.20%
Itaú Unibanco Holding SA (ADR), preferred nominative shares	1,156,636	5,737
Itaú Unibanco Holding SA, preferred nominative shares	247,183	1,229
		6,966

Real estate 0.18%
QuintoAndar, Ltd., Series E, preference shares[2,3,4]	32,657	4,888
QuintoAndar, Ltd., Series E-1, preference shares[2,3,4]	8,400	1,257
		6,145

Information technology 0.13%
Samsung Electronics Co., Ltd., nonvoting preferred shares	144,493	4,333
Canva, Inc., Series A, noncumulative preferred shares[2,3,4]	34	44
Canva, Inc., Series A-3, noncumulative preferred shares[2,3,4]	1	1
		4,378
31	American Funds Insurance Series

New World Fund® (continued)

Preferred securities (continued)	Shares		Value (000)
Consumer discretionary 0.08%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares		46,497	$2,812
Getir BV, Series D, preferred shares[2,3,4]		7,768	—	[5]
			2,812
Total preferred securities (cost: $28,832,000)			20,301

Convertible stocks 0.01%
Materials 0.01%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027		5,700	232
Total convertible stocks (cost: $285,000)			232

		Principal amount
Bonds, notes & other debt instruments 3.54%		(000)
Bonds & notes of governments & government agencies outside the U.S. 3.09%
Abu Dhabi (Emirate of) 1.70% 3/2/2031[7]	USD	200	166
Abu Dhabi (Emirate of) 5.50% 4/30/2054		905	890
Angola (Republic of) 9.50% 11/12/2025		400	401
Angola (Republic of) 8.25% 5/9/2028		600	565
Angola (Republic of) 8.00% 11/26/2029[7]		445	399
Angola (Republic of) 8.75% 4/14/2032[7]		280	248
Argentine Republic 4.125% 7/9/2035 (4.75% on 7/9/2027)[8]		1,127	750
Argentine Republic 5.00% 1/9/2038		601	422
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL	10,699	1,572
Brazil (Federative Republic of) 6.00% 5/15/2027[9]		27,871	4,327
Brazil (Federative Republic of) 10.00% 1/1/2031		4,628	597
Brazil (Federative Republic of) 6.00% 8/15/2032[9]		5,047	739
Brazil (Federative Republic of) 10.00% 1/1/2033		32,168	4,007
Brazil (Federative Republic of) 10.00% 1/1/2035		48,600	5,912
Brazil (Federative Republic of) 6.00% 8/15/2050[9]		9,160	1,240
Chile (Republic of) 6.00% 4/1/2033	CLP	720,000	727
Chile (Republic of) 5.30% 11/1/2037		480,000	457
Chile (Republic of) 4.34% 3/7/2042	USD	350	294
China (People’s Republic of), Series INBK, 2.89% 11/18/2031	CNY	25,910	3,849
China (People’s Republic of), Series INBK, 2.27% 5/25/2034		5,610	808
China (People’s Republic of), Series INBK, 3.72% 4/12/2051		23,270	4,281
China (People’s Republic of), Series INBK, 3.12% 10/25/2052		9,500	1,603
China (People’s Republic of) 2.57% 5/20/2054		4,480	693
Colombia (Republic of) 3.25% 4/22/2032	USD	700	538
Colombia (Republic of) 8.00% 11/14/2035		200	202
Colombia (Republic of) 5.20% 5/15/2049		755	509
Colombia (Republic of), Series B, 7.00% 3/26/2031	COP	1,308,300	244
Colombia (Republic of), Series B, 13.25% 2/9/2033		1,734,800	426
Colombia (Republic of), Series UVR, 3.75% 2/25/2037[9]		6,870	504
Colombia (Republic of), Series B, 9.25% 5/28/2042		1,413,700	248
Cote d’Ivoire (Republic of) 4.875% 1/30/2032	EUR	150	137
Czech Republic 1.95% 7/30/2037	CZK	17,900	568
Dominican Republic 8.625% 4/20/2027[7]	USD	575	592
Dominican Republic 5.50% 2/22/2029[7]		275	267
Dominican Republic 7.05% 2/3/2031[7]		150	154
Dominican Republic 5.875% 1/30/2060		1,725	1,463
Egypt (Arab Republic of) 25.318% 8/13/2027	EGP	26,845	524
Egypt (Arab Republic of) 6.375% 4/11/2031	EUR	100	92
Egypt (Arab Republic of) 8.50% 1/31/2047	USD	400	311
Egypt (Arab Republic of) 8.875% 5/29/2050		755	605
Egypt (Arab Republic of) 8.15% 11/20/2059[7]		500	369
Gabonese Republic 7.00% 11/24/2031		500	373
Honduras (Republic of) 6.25% 1/19/2027		875	851
Honduras (Republic of) 5.625% 6/24/2030[7]		281	252
American Funds Insurance Series	32

New World Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Hungary (Republic of) 6.25% 9/22/2032[7]	USD	330	$337
India (Republic of) 7.32% 11/13/2030	INR	39,150	471
India (Republic of) 6.54% 1/17/2032		166,170	1,919
India (Republic of) 7.18% 7/24/2037		103,060	1,237
Indonesia (Republic of) 6.625% 2/17/2037	USD	300	330
Indonesia (Republic of), Series 95, 6.375% 8/15/2028	IDR	15,813,000	964
Indonesia (Republic of), Series 82, 7.00% 9/15/2030		12,900,000	801
Indonesia (Republic of), Series 91, 6.375% 4/15/2032		5,666,000	339
Indonesia (Republic of), Series 96, 7.00% 2/15/2033		27,200,000	1,688
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034		48,335,000	2,927
Indonesia (Republic of), Series 80, 7.50% 6/15/2035		7,953,000	509
Indonesia (Republic of), Series 98, 7.125% 6/15/2038		24,009,000	1,497
Malaysia (Federation of), Series 0419, 3.828% 7/5/2034	MYR	3,430	768
Malaysia (Federation of), Series 0418, 4.893% 6/8/2038		4,376	1,071
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040		2,200	478
Malaysia (Federation of), Series 0519, 4.638% 11/15/2049		1,030	248
Malaysia (Federation of), Series 0120, 4.065% 6/15/2050		3,116	687
Malaysia (Federation of), Series 022, 5.357% 5/15/2052		989	263
MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	USD	940	955
Mongolia (State of) 4.45% 7/7/2031		300	261
Morocco (Kingdom of) 5.95% 3/8/2028[7]		255	257
Mozambique (Republic of) 9.00% 9/15/2031		1,100	866
Nigeria (Republic of) 7.625% 11/21/2025[7]		358	357
Nigeria (Republic of) 7.625% 11/21/2025		342	341
Oman (Sultanate of) 6.00% 8/1/2029		715	725
Oman (Sultanate of) 6.75% 1/17/2048		485	492
Panama (Republic of) 3.75% 4/17/2026		100	97
Panama (Republic of) 4.50% 4/16/2050		200	124
Panama (Republic of) 6.853% 3/28/2054		590	505
Panama (Republic of) 7.875% 3/1/2057		1,000	967
Panama (Republic of) 4.50% 1/19/2063		200	118
Paraguay (Republic of) 4.95% 4/28/2031		320	307
Peru (Republic of) 3.00% 1/15/2034		225	181
Peru (Republic of) 6.55% 3/14/2037		360	376
Peru (Republic of) 2.78% 12/1/2060		100	53
PETRONAS Capital, Ltd. 4.55% 4/21/2050[7]		400	340
Philippines (Republic of) 6.375% 10/23/2034		145	156
Philippines (Republic of) 3.95% 1/20/2040		500	417
Poland (Republic of) 4.875% 10/4/2033		560	539
Poland (Republic of) 5.75% 4/25/2029	PLN	4,500	1,100
Poland (Republic of) 5.00% 10/25/2034		7,075	1,607
Poland (Republic of), Series 1033, 6.00% 10/25/2033		9,440	2,316
Romania 6.625% 9/27/2029	EUR	395	442
Romania 2.00% 1/28/2032		1,375	1,133
Romania 5.25% 5/30/2032		450	456
Romania 2.00% 4/14/2033		300	236
Romania 5.625% 5/30/2037		390	388
Romania 2.875% 4/13/2042		335	226
Romania 5.125% 6/15/2048[7]	USD	500	380
Saudi Arabia (Kingdom of) 5.00% 1/16/2034		710	690
Saudi Arabia (Kingdom of) 5.75% 1/16/2054		860	804
Senegal (Republic of) 4.75% 3/13/2028	EUR	600	572
Senegal (Republic of) 4.75% 3/13/2028		200	191
Sharjah Sukuk Programme, Ltd. 5.433% 4/17/2035[7]	USD	1,010	990
South Africa (Republic of) 7.10% 11/19/2036[7]		200	195
South Africa (Republic of) 11.625% 3/31/2053	ZAR	9,182	508
South Africa (Republic of), Series R-213, 7.00% 2/28/2031		34,122	1,607
South Africa (Republic of), Series R-2032, 8.25% 3/31/2032		11,495	564
South Africa (Republic of), Series R-2035, 8.875% 2/28/2035		42,638	2,058
South Africa (Republic of), Series R-2040, 9.00% 1/31/2040		32,571	1,470
Thailand (Kingdom of) 2.875% 12/17/2028	THB	1,737	52
33	American Funds Insurance Series

New World Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Thailand (Kingdom of) 3.45% 6/17/2043	THB	77,433	$2,503
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY	40,595	963
Turkey (Republic of), Series 5Y, 9.875% 1/15/2028	USD	200	221
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028	TRY	67,970	1,369
Turkey (Republic of), Series 30Y, 11.875% 1/15/2030	USD	500	626
Turkey (Republic of), Series 30Y, 4.875% 4/16/2043		1,710	1,192
United Mexican States 4.75% 3/8/2044		800	610
United Mexican States 3.75% 4/19/2071		200	111
United Mexican States, Series M, 7.50% 6/3/2027	MXN	14,460	659
United Mexican States, Series M20, 8.50% 5/31/2029		30,918	1,405
United Mexican States, Series M, 7.75% 5/29/2031		61,881	2,649
United Mexican States, Series M, 7.50% 5/26/2033		38,770	1,573
United Mexican States, Series M, 7.75% 11/23/2034		38,324	1,539
United Mexican States, Series M30, 8.50% 11/18/2038		23,600	966
United Mexican States, Series M, 8.00% 7/31/2053		23,949	872
United Mexican States, Series S, 4.00% 10/29/2054[9]		16,116	596
Venezuela (Bolivarian Republic of) 7.00% 12/1/2018[10]		USD75	9
Venezuela (Bolivarian Republic of) 7.75% 10/13/2019[10]		930	120
Venezuela (Bolivarian Republic of) 6.00% 12/9/2020[10]		805	96
Venezuela (Bolivarian Republic of) 9.00% 5/7/2023[10]		800	114
Venezuela (Bolivarian Republic of) 8.25% 10/13/2024[10]		180	25
Venezuela (Bolivarian Republic of) 9.25% 5/7/2028[10]		230	34
Venezuela (Bolivarian Republic of) 7.00% 3/31/2038[10]		65	9
			105,390
Corporate bonds, notes & loans 0.45%
Energy 0.09%
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[7]		410	405
Oleoducto Central SA 4.00% 7/14/2027[7]		255	241
Oleoducto Central SA 4.00% 7/14/2027		200	189
Petroleos Mexicanos 6.49% 1/23/2027		175	170
Petroleos Mexicanos 5.95% 1/28/2031		1,210	1,023
PTTEP Treasury Center Co., Ltd. 2.993% 1/15/2030		200	181
Sinopec Group Overseas Development (2018), Ltd. 3.10% 1/8/2051[7]		430	303
Transportadora de Gas del Sur SA 8.50% 7/24/2031[7]		250	261
Vista Energy Argentina S.A.U 7.625% 12/10/2035[7]		390	388
			3,161

Materials 0.08%
Braskem Idesa SAPI 7.45% 11/15/2029		725	578
Braskem Idesa SAPI 7.45% 11/15/2029[7]		300	239
Braskem Netherlands Finance BV 8.50% 1/12/2031[7]		355	356
CSN Resources SA 8.875% 12/5/2030[7]		400	399
PT Krakatau Posco 6.375% 6/11/2027		345	346
Sasol Financing USA, LLC 8.75% 5/3/2029[4]		720	731
			2,649

Communication services 0.06%
América Móvil, SAB de CV 10.125% 1/22/2029	MXN	13,710	651
América Móvil, SAB de CV 9.50% 1/27/2031		24,000	1,084
PLDT, Inc. 2.50% 1/23/2031	USD	210	180
Tencent Holdings, Ltd. 3.24% 6/3/2050[7]		380	253
			2,168
American Funds Insurance Series	34

New World Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials 0.06%
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	USD	400	$363
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[7,8]		340	352
CMB International Leasing Management, Ltd. 2.75% 8/12/2030		300	267
HDFC Bank, Ltd. 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity + 2.925% on 2/25/2027)[7,8]		600	563
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[8]		400	423
			1,968

Consumer discretionary 0.05%
Alibaba Group Holding, Ltd. 3.15% 2/9/2051		410	264
Meituan 3.05% 10/28/2030[7]		400	354
Melco Resorts Finance, Ltd. 7.625% 4/17/2032[7]		345	347
MercadoLibre, Inc. 3.125% 1/14/2031		200	174
Sands China, Ltd. 4.375% 6/18/2030		220	205
Wynn Macau, Ltd. 5.625% 8/26/2028		260	251
			1,595

Utilities 0.05%
Aegea Finance SARL 9.00% 1/20/2031[7]		275	281
AES Panama Generation Holdings, SRL 4.375% 5/31/2030[7]		265	232
Empresas Publicas de Medellin ESP 4.25% 7/18/2029[7]		412	369
Greenko Dutch BV 3.85% 3/29/2026[7]		179	174
Greenko Dutch BV 3.85% 3/29/2026		179	174
San Miguel Global Power Holdings Corp. 8.125% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 6.404% on 3/2/2030)[8]		350	355
			1,585

Industrials 0.02%
IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[7]		335	339
LATAM Airlines Group SA 7.875% 4/15/2030[7]		355	360
Mexico City Airport Trust 4.25% 10/31/2026		200	196
			895

Health care 0.02%
Biocon Biologics Global PLC 6.67% 10/9/2029[7]		260	249
Rede D’Or Finance SARL 4.50% 1/22/2030		480	430
			679

Consumer staples 0.02%
NBM US Holdings, Inc. 7.00% 5/14/2026[4]		200	200
NBM US Holdings, Inc. 6.625% 8/6/2029[4]		420	423
			623
Total corporate bonds, notes & loans			15,323
Total bonds, notes & other debt instruments (cost: $133,489,000)			120,713

Short-term securities 3.19%		Shares
Money market investments 2.78%
Capital Group Central Cash Fund 4.50%[11,12]		946,664	94,686
35	American Funds Insurance Series

New World Fund® (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.36%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[11,13]	12,387,262	$12,387

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.05%
Egypt (Arab Republic of) 3/18/2025	20.180%	EGP	48,550	905
Nigeria (Republic of) 2/11/2025	18.000	NGN	85,333	54
Nigeria (Republic of) 2/20/2025	17.782		113,775	71
Nigeria (Republic of) 2/25/2025	18.036		346,521	216
Nigeria (Republic of) 3/6/2025	17.801		308,558	192
Nigeria (Republic of) 3/13/2025	17.900		151,700	94
Nigeria (Republic of) 3/27/2025	18.586		221,188	136
				1,668
Total short-term securities (cost: $108,854,000)				108,741
Total investment securities 100.93% (cost: $2,459,205,000)				3,443,199
Other assets less liabilities (0.93)%				(31,600)
Net assets 100.00%				$3,411,599

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	34	4/3/2025	USD	6,991	$(4)
5 Year Euro-Bobl Futures	Short	3	3/10/2025		(366)	5
5 Year U.S. Treasury Note Futures	Long	3	4/3/2025		319	(2)
10 Year Euro-Bund Futures	Short	14	3/10/2025		(1,935)	51
10 Year Ultra U.S. Treasury Note Futures	Long	4	3/31/2025		445	(6)
20 Year U.S. Treasury Note Futures	Long	4	3/31/2025		455	(13)
30 Year Ultra U.S. Treasury Bond Futures	Long	3	3/31/2025		356	(20)
						$11

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased		Currency sold			Settlement	at 12/31/2024
(000)		(000)		Counterparty	date	(000)
USD	2,533	EUR	2,402	UBS AG	1/8/2025	$44
TRY	15,745	USD	434	Goldman Sachs	1/9/2025	7
USD	760	BRL	4,640	Citibank	1/10/2025	10
USD	721	BRL	4,410	Morgan Stanley	1/10/2025	9
USD	509	MXN	10,527	Morgan Stanley	1/10/2025	6
USD	321	IDR	5,119,045	Citibank	1/10/2025	4
USD	284	THB	9,780	Citibank	1/10/2025	(1)
INR	15,237	USD	180	HSBC Bank	1/10/2025	(2)
American Funds Insurance Series	36

New World Fund® (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2024 (000)
CLP	105,700	USD	109	Citibank	1/10/2025	$(3)
BRL	3,540	USD	606	JPMorgan Chase	1/10/2025	(34)
USD	21	CNH	155	UBS AG	1/14/2025	— [5]
USD	87	THB	2,940	Citibank	1/15/2025	1
PLN	245	USD	60	Standard Chartered Bank	1/15/2025	(1)
CNH	6,835	USD	943	Citibank	1/15/2025	(11)
CZK	12,335	USD	519	Standard Chartered Bank	1/15/2025	(12)
CZK	21,885	USD	919	UBS AG	1/15/2025	(19)
HUF	439,112	USD	1,124	Citibank	1/15/2025	(19)
USD	1,383	ZAR	25,009	Standard Chartered Bank	1/17/2025	60
USD	883	EUR	839	Morgan Stanley	1/17/2025	13
USD	1,447	MYR	6,442	Standard Chartered Bank	1/17/2025	8
TRY	13,760	USD	381	Barclays Bank PLC	1/17/2025	1
USD	805	TRY	29,135	Standard Chartered Bank	1/17/2025	(5)
ZAR	8,970	USD	507	Goldman Sachs	1/17/2025	(32)
USD	589	EUR	560	Morgan Stanley	1/23/2025	9
USD	941	ZAR	17,141	JPMorgan Chase	1/24/2025	35
EUR	85	USD	89	BNP Paribas	1/24/2025	(1)
USD	452	MXN	9,195	Morgan Stanley	1/27/2025	13
						$80

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Upfront	Unrealized
								premium	appreciation
Receive		Pay			Notional		Value at	paid	(depreciation)
	Payment		Payment	Expiration	amount		12/31/2024	(received)	at 12/31/2024
Rate	frequency	Rate	frequency	date	(000)		(000)	(000)	(000)
4.82%	Annual	6-month PLN-WIBOR	Semi-annual	1/29/2027	PLN	2,560	$(5)	$—	$(5)

Bilateral interest rate swaps

									Upfront	Unrealized
									premium	appreciation
Receive		Pay				Notional		Value at	paid	(depreciation)
	Payment		Payment		Expiration	amount		12/31/2024	(received)	at 12/31/2024
Rate	frequency	Rate	frequency	Counterparty	date	(000)		(000)	(000)	(000)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	1,000	$(35)	$—	$(35)
10.8091233%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	2,000	(64)	—	(64)
								$(99)	$—	$(99)
37	American Funds Insurance Series

New World Fund® (continued)

Investments in affiliates12

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 2.78%
Money market investments 2.78%
Capital Group Central Cash Fund 4.50%[11]	$135,440	$690,940	$731,739	$37	$8	$94,686	$8,105

Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)		Percent of net assets
QuintoAndar, Ltd., Series E, preference shares[2,3]	5/26/2021	$5,258	$4,888		.14%
QuintoAndar, Ltd., Series E-1, preference shares[2,3]	12/20/2021	1,716	1,257		.04
Sasol Financing USA, LLC 8.75% 5/3/2029	1/24/2024	728	731		.02
NBM US Holdings, Inc. 6.625% 8/6/2029	7/8/2022	408	423		.01
NBM US Holdings, Inc. 7.00% 5/14/2026	5/16/2023	196	200		.01
Canva, Inc.[2,3]	8/26/2021-11/4/2021	656	493		.02
Canva, Inc., Series A, noncumulative preferred shares[2,3]	11/4/2021	58	44		.00	[14]
Canva, Inc., Series A-3, noncumulative preferred shares[2,3]	11/4/2021	2	1		.00	[14]
Getir BV, Series D, preferred shares[2,3]	5/27/2021	3,500	—	[5]	.00	[14]
Total		$12,522	$8,037		.24%

[1]	All or a portion of this security was on loan. The total value of all such securities was $17,950,000, which represented .53% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $8,037,000, which represented .24% of the net assets of the fund.
[5]	Amount less than one thousand.
[6]	Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $6,494,000, which represented 0.19% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.
[7]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,768,000, which represented .34% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]	Index-linked bond whose principal amount moves with a government price index.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Rate represents the seven-day yield at 12/31/2024.
[12]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[13]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[14]	Amount less than .01%.
American Funds Insurance Series	38

New World Fund® (continued)

Key to abbreviation(s)

ADR = American Depositary Receipts

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CAD = Canadian dollars

CDI = CREST Depository Interest

CLP = Chilean pesos

CNH = Chinese yuan renminbi

CNY = Chinese yuan

COP = Colombian pesos

CZK = Czech korunas

EGP = Egyptian pounds

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

HUF = Hungarian forints

IDR = Indonesian rupiah

INR = Indian rupees

MXN = Mexican pesos

MYR = Malaysian ringgits

NGN = Nigerian naira

PLN = Polish zloty

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

THB = Thai baht

TRY = Turkish lira

USD = U.S. dollars

UST = U.S. Treasury

WIBOR =Warsaw Interbank Offered Rate

ZAR = South African rand

Refer to the notes to financial statements.

39	American Funds Insurance Series

Washington Mutual Investors Fund

Investment portfolio December 31, 2024

Common stocks 97.43%	Shares	Value (000)
Information technology 22.87%
Broadcom, Inc.	4,024,359	$933,007
Microsoft Corp.	1,452,318	612,152
Apple, Inc.	1,087,554	272,345
NVIDIA Corp.	808,054	108,513
SAP SE (ADR)[1]	425,695	104,810
ASML Holding NV (ADR)	122,994	85,245
Motorola Solutions, Inc.	155,872	72,049
Applied Materials, Inc.	364,295	59,245
Oracle Corp.	343,607	57,259
Texas Instruments, Inc.	249,070	46,703
International Business Machines Corp.	183,437	40,325
KLA Corp.	50,659	31,921
Accenture PLC, Class A	80,926	28,469
Salesforce, Inc.	65,973	22,057
Synopsys, Inc.[2]	31,950	15,507
ASM International NV (ADR)	27,154	15,455
Intel Corp.	671,361	13,461
Cadence Design Systems, Inc.[2]	41,332	12,419
		2,530,942

Financials 17.69%
Marsh & McLennan Companies, Inc.	1,160,301	246,459
JPMorgan Chase & Co.	739,081	177,165
BlackRock, Inc.	143,132	146,726
Visa, Inc., Class A	442,617	139,885
Mastercard, Inc., Class A	221,315	116,538
Blackstone, Inc.	566,516	97,679
Chubb, Ltd.	349,649	96,608
KKR & Co., Inc.	641,438	94,875
Wells Fargo & Co.	1,160,043	81,481
Discover Financial Services	441,606	76,499
Arthur J. Gallagher & Co.	265,838	75,458
Apollo Asset Management, Inc.	412,590	68,143
Morgan Stanley	518,315	65,163
S&P Global, Inc.	112,971	56,263
Bank of America Corp.	1,073,430	47,177
Citizens Financial Group, Inc.	1,070,557	46,848
Truist Financial Corp.	1,070,828	46,452
CME Group, Inc., Class A	170,172	39,519
Aon PLC, Class A	100,447	36,076
Capital One Financial Corp.	154,602	27,569
Brookfield Asset Management, Ltd., Class A	483,694	26,211
American Express Co.	82,667	24,535
Goldman Sachs Group, Inc.	38,180	21,863
Canadian Imperial Bank of Commerce	290,915	18,395
Nasdaq, Inc.	234,354	18,118
Citigroup, Inc.	233,574	16,441
Carlyle Group, Inc. (The)	305,814	15,441
PNC Financial Services Group, Inc.	68,886	13,285
Progressive Corp.	36,341	8,708
Intercontinental Exchange, Inc.	43,188	6,435
Fifth Third Bancorp	138,531	5,857
		1,957,872

Health care 13.43%
UnitedHealth Group, Inc.	551,562	279,013
Eli Lilly and Co.	334,946	258,578
AbbVie, Inc.	775,960	137,889
Abbott Laboratories	1,051,863	118,976
Gilead Sciences, Inc.	1,258,221	116,222
Danaher Corp.	360,523	82,758
Amgen, Inc.	308,662	80,450

American Funds Insurance Series	40

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares		Value (000)
Health care (continued)
CVS Health Corp.	1,724,284		$77,403
AstraZeneca PLC (ADR)	1,173,612		76,895
Vertex Pharmaceuticals, Inc.[2]	171,700		69,144
Elevance Health, Inc.	98,074		36,179
Merck & Co., Inc.	300,318		29,876
Bristol-Myers Squibb Co.	378,568		21,412
Humana, Inc.	77,164		19,577
Novo Nordisk AS, Class B (ADR)	227,311		19,553
Johnson & Johnson	125,548		18,157
Pfizer, Inc.	658,185		17,462
Thermo Fisher Scientific, Inc.	21,422		11,144
Zoetis, Inc., Class A	46,370		7,555
Illumina, Inc.[2]	42,952		5,740
Regeneron Pharmaceuticals, Inc.[2]	3,559		2,535
			1,486,518

Industrials 10.67%
General Electric Co.	732,733		122,212
RTX Corp.	1,023,435		118,432
Northrop Grumman Corp.	233,299		109,485
Caterpillar, Inc.	270,621		98,170
Paychex, Inc.	510,733		71,615
Union Pacific Corp.	288,281		65,740
Boeing Co. (The)[2]	312,089		55,240
L3Harris Technologies, Inc.	224,437		47,195
Honeywell International, Inc.	183,041		41,347
CSX Corp.	1,122,719		36,230
Johnson Controls International PLC	454,239		35,853
Carrier Global Corp.	519,516		35,462
PACCAR, Inc.	294,434		30,627
Deere & Co.	71,331		30,223
3M Co.	216,282		27,920
ABB, Ltd. (ADR)	479,634		25,761
Parker-Hannifin Corp.	35,903		22,835
Equifax, Inc.	76,977		19,617
Southwest Airlines Co.	582,708		19,591
Delta Air Lines, Inc.	312,062		18,880
Ingersoll-Rand, Inc.	199,159		18,016
Waste Connections, Inc.	101,840		17,474
TransUnion	186,892		17,327
FedEx Corp.	57,853		16,276
Veralto Corp.	138,242		14,080
Republic Services, Inc.	68,110		13,702
HEICO Corp.	44,486		10,576
BAE Systems PLC (ADR)	182,972		10,459
Lockheed Martin Corp.	17,709		8,605
United Parcel Service, Inc., Class B	66,914		8,438
Eaton Corp. PLC	17,329		5,751
Lennox International, Inc.	8,982		5,473
Waste Management, Inc.	7,916		1,597
GE Vernova, Inc.	—	[3]	—	[3]
			1,180,209

Consumer staples 7.77%
Philip Morris International, Inc.	2,063,727		248,369
Keurig Dr Pepper, Inc.	2,500,171		80,305
Altria Group, Inc.	1,224,723		64,041
Constellation Brands, Inc., Class A	273,991		60,552
British American Tobacco PLC (ADR)	1,315,992		47,797
Hershey Co.	281,976		47,753
Procter & Gamble Co.	277,206		46,474
Target Corp.	330,467		44,672
41	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Coca-Cola Co.	641,513	$39,941
Costco Wholesale Corp.	33,106	30,334
Mondelez International, Inc., Class A	419,734	25,071
Danone (ADR)	1,556,481	20,841
Kraft Heinz Co. (The)	645,158	19,813
Church & Dwight Co., Inc.	189,125	19,803
Dollar General Corp.	253,802	19,243
Sysco Corp.	236,638	18,093
Kimberly-Clark Corp.	94,992	12,448
Estée Lauder Companies, Inc. (The), Class A	98,781	7,407
Bunge Global SA	80,582	6,266
		859,223

Consumer discretionary 7.37%
Home Depot, Inc.	333,274	129,640
Royal Caribbean Cruises, Ltd.	548,468	126,526
Darden Restaurants, Inc.	558,371	104,242
YUM! Brands, Inc.	690,747	92,671
Starbucks Corp.	765,268	69,831
Amazon.com, Inc.[2]	230,819	50,639
NIKE, Inc., Class B	636,721	48,181
TJX Companies, Inc. (The)	336,253	40,623
General Motors Co.	542,605	28,905
Marriott International, Inc., Class A	100,754	28,104
Vail Resorts, Inc.	107,195	20,094
McDonald’s Corp.	65,698	19,045
Tractor Supply Co.	340,785	18,082
D.R. Horton, Inc.	117,911	16,486
Lennar Corp., Class A	62,894	8,577
Chipotle Mexican Grill, Inc.[2]	130,550	7,872
Sony Group Corp. (ADR)	216,075	4,572
Advance Auto Parts, Inc.	31,181	1,475
		815,565

Communication services 5.16%
Alphabet, Inc., Class C	685,115	130,473
Alphabet, Inc., Class A	407,779	77,193
Comcast Corp., Class A	3,923,967	147,266
Meta Platforms, Inc., Class A	197,771	115,797
Walt Disney Co. (The)	413,151	46,004
Verizon Communications, Inc.	676,664	27,060
Electronic Arts, Inc.	120,237	17,591
Deutsche Telekom AG (ADR)	215,122	6,421
AT&T, Inc.	153,127	3,487
		571,292

Energy 4.09%
EOG Resources, Inc.	951,296	116,610
Exxon Mobil Corp.	919,484	98,909
Canadian Natural Resources, Ltd.	2,161,781	66,734
ConocoPhillips	430,287	42,672
Chevron Corp.	256,918	37,212
Halliburton Co.	1,222,968	33,252
TC Energy Corp.	523,250	24,347
Schlumberger NV	419,889	16,099
Cenovus Energy, Inc.	951,373	14,413
South Bow Corp.	99,413	2,343
		452,591

American Funds Insurance Series	42

Washington Mutual Investors Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities 3.42%
Sempra	1,059,081	$92,903
Constellation Energy Corp.	407,067	91,065
Southern Co. (The)	812,375	66,875
FirstEnergy Corp.	1,376,479	54,756
Entergy Corp.	239,486	18,158
CenterPoint Energy, Inc.	562,197	17,839
Public Service Enterprise Group, Inc.	192,251	16,243
DTE Energy Co.	91,474	11,045
NextEra Energy, Inc.	125,161	8,973
		377,857

Real estate 2.65%
Welltower, Inc. REIT	831,597	104,806
Extra Space Storage, Inc. REIT	438,871	65,655
Mid-America Apartment Communities, Inc. REIT	253,172	39,133
Prologis, Inc. REIT	256,065	27,066
American Tower Corp. REIT	121,713	22,323
Equinix, Inc. REIT	21,906	20,655
Public Storage REIT	46,632	13,964
		293,602

Materials 2.31%
Linde PLC	242,922	101,704
Corteva, Inc.	1,002,857	57,123
Wheaton Precious Metals Corp.	422,008	23,734
Celanese Corp.	203,512	14,085
Nucor Corp.	104,065	12,146
LyondellBasell Industries NV	153,739	11,418
Freeport-McMoRan, Inc.	258,172	9,831
Rio Tinto PLC (ADR)	156,586	9,209
Air Products and Chemicals, Inc.	21,936	6,362
H.B. Fuller Co.	91,076	6,146
Royal Gold, Inc.	28,262	3,726
		255,484
Total common stocks (cost: $6,841,196,000)		10,781,155

Convertible stocks 0.29%
Industrials 0.25%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027	455,591	27,741

Financials 0.04%
Apollo Global Management, Inc., Class A, cumulative convertible preferred shares, 6.75% 7/31/2026	54,000	4,693
Total convertible stocks (cost: $25,929,000)		32,434

Short-term securities 2.63%
Money market investments 2.21%
Capital Group Central Cash Fund 4.50%[4,5]	2,452,012	245,250
43	American Funds Insurance Series

Washington Mutual Investors Fund (continued)

Short-term securities (continued)	Shares	Value (000)
Money market investments purchased with collateral from securities on loan 0.42%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[4,6]	36,509,016	$36,509
Capital Group Central Cash Fund 4.50%4,5,6	98,481	9,850
		46,359
Total short-term securities (cost: $291,522,000)		291,609
Total investment securities 100.35% (cost: $7,158,647,000)		11,105,198
Other assets less liabilities (0.35)%		(39,184)
Net assets 100.00%		$11,066,014

Investments in affiliates5

	Value at				Net realized	Net unrealized appreciation	Value at	Dividend or interest
	1/1/2024	Additions		Reductions	gain (loss)	(depreciation)	12/31/2024	income
	(000)	(000)		(000)	(000)	(000)	(000)	(000)
Short-term securities 2.30%
Money market investments 2.21%
Capital Group Central Cash Fund 4.50%[4]	$329,850	$1,300,805		$1,385,465	$(3)	$63	$245,250	$18,230
Money market investments purchased with collateral from securities on loan 0.09%
Capital Group Central Cash Fund 4.50%[4,6]	629	9,221	[7]				9,850	—	[8]
Total 2.30%					$(3)	$63	$255,100	$18,230

[1]	All or a portion of this security was on loan. The total value of all such securities was $50,467,000, which represented .46% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[2]	Security did not produce income during the last 12 months.
[3]	Amount less than one thousand.
[4]	Rate represents the seven-day yield at 12/31/2024.
[5]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[7]	Represents net activity. Refer to Note 5 for more information on securities lending.
[8]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviation(s)

ADR = American Depositary Receipts

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series	44

U.S. Small and Mid Cap Equity Fund

Investment portfolio December 31, 2024

Common stocks 97.66%	Shares	Value (000)
Financials 22.09%
Discover Financial Services	2,280	$395
Brown & Brown, Inc.	3,507	358
Victory Capital Holdings, Inc., Class A	4,392	288
RenaissanceRe Holdings, Ltd.	1,100	274
Citizens Financial Group, Inc.	5,174	226
TPG, Inc., Class A	3,511	221
Fifth Third Bancorp	4,930	208
Hamilton Lane, Inc., Class A	1,186	176
LPL Financial Holdings, Inc.	534	174
StepStone Group, Inc., Class A	2,635	153
Arthur J. Gallagher & Co.	531	151
Affirm Holdings, Inc., Class A1	2,094	128
Radian Group, Inc.	3,119	99
Ameriprise Financial, Inc.	158	84
Tradeweb Markets, Inc., Class A	614	80
Artisan Partners Asset Management, Inc., Class A	1,682	72
Comerica, Inc.	766	47
Block, Inc., Class A1	521	44
Kinsale Capital Group, Inc.	91	42
		3,220

Industrials 17.41%
FTI Consulting, Inc.[1]	1,530	293
XPO, Inc.[1]	2,217	291
Ingersoll-Rand, Inc.	2,744	248
United Rentals, Inc.	305	215
Crane Co.	1,255	191
Generac Holdings, Inc.[1]	853	132
AGCO Corp.	1,407	132
Kadant, Inc.	378	130
Comfort Systems USA, Inc.	284	121
SiteOne Landscape Supply, Inc.[1]	830	109
Copart, Inc.[1]	1,583	91
Regal Rexnord Corp.	502	78
Applied Industrial Technologies, Inc.	306	73
APi Group Corp.[1]	2,013	72
Alight, Inc., Class A	10,335	72
Booz Allen Hamilton Holding Corp., Class A	382	49
Graco, Inc.	521	44
AMETEK, Inc.	246	44
HEICO Corp.	180	43
L3Harris Technologies, Inc.	192	40
Fluor Corp.[1]	774	38
CBIZ, Inc.[1]	408	33
		2,539

Consumer discretionary 16.90%
YUM! Brands, Inc.	2,302	309
Hilton Worldwide Holdings, Inc.	1,002	248
LKQ Corp.	5,828	214
lululemon athletica, Inc.[1]	549	210
Aptiv Holdings, Ltd.[1]	3,035	184
Bright Horizons Family Solutions, Inc.[1]	970	108
Polaris, Inc.	1,836	106
General Motors Co.	1,825	97
Flutter Entertainment PLC[1]	356	92
Williams-Sonoma, Inc.	475	88
Murphy USA, Inc.	172	86
Vail Resorts, Inc.	429	80
Five Below, Inc.[1]	714	75
Darden Restaurants, Inc.	382	71
Caesars Entertainment, Inc.[1]	1,921	64

45	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)

		Value
Common stocks (continued)	Shares	(000)
Consumer discretionary (continued)
TopBuild Corp.[1]	191	$60
Texas Roadhouse, Inc.	321	58
Chewy, Inc., Class A1	1,441	48
CAVA Group, Inc.[1]	385	43
Royal Caribbean Cruises, Ltd.	181	42
Floor & Decor Holdings, Inc., Class A1	362	36
Cavco Industries, Inc.[1]	72	32
AutoZone, Inc.[1]	9	29
Etsy, Inc.[1]	531	28
Advance Auto Parts, Inc.	598	28
Champion Homes, Inc.[1]	321	28
		2,464

Information technology 12.06%
Ingram Micro Holding Corp.[1]	12,559	244
Flex, Ltd.[1]	5,093	196
Smartsheet, Inc., Class A1	3,255	182
Insight Enterprises, Inc.[1]	1,116	170
Keysight Technologies, Inc.[1]	836	134
EPAM Systems, Inc.[1]	537	126
Procore Technologies, Inc.[1]	1,410	106
Vontier Corp.	2,653	97
Pure Storage, Inc., Class A1	1,273	78
Fabrinet, non-registered shares[1]	302	66
Cloudflare, Inc., Class A1	539	58
TD SYNNEX Corp.	472	55
ServiceTitan, Inc., Class A1	472	49
CDW Corp.	276	48
RingCentral, Inc., Class A1	1,316	46
Dynatrace, Inc.[1]	797	43
MongoDB, Inc., Class A1	139	32
Okta, Inc., Class A1	369	29
		1,759

Consumer staples 8.97%
US Foods Holding Corp.[1]	4,238	286
Monster Beverage Corp.[1]	4,199	221
Dollar General Corp.	2,346	178
e.l.f. Beauty, Inc.[1]	1,350	169
Kimberly-Clark Corp.	662	87
Constellation Brands, Inc., Class A	347	77
Caseys General Stores, Inc.	189	75
Keurig Dr Pepper, Inc.	2,059	66
Hershey Co.	373	63
Maplebear, Inc.[1]	1,127	47
Bunge Global SA	260	20
Walgreens Boots Alliance, Inc.	2,072	19

		1,308

Health care 7.78%
Illumina, Inc.[1]	1,204	161
Medpace Holdings, Inc.[1]	305	101
Exact Sciences Corp.[1]	1,764	99
Align Technology, Inc.[1]	458	96
Ionis Pharmaceuticals, Inc.[1]	2,386	83
Alnylam Pharmaceuticals, Inc.[1]	323	76
Humana, Inc.	290	74
Molina Healthcare, Inc.[1]	212	62
Veeva Systems, Inc., Class A1	291	61
Cooper Companies, Inc.[1]	622	57
DexCom, Inc.[1]	708	55
Halozyme Therapeutics, Inc.[1]	1,133	54

American Funds Insurance Series	46

U.S. Small and Mid Cap Equity Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Penumbra, Inc.[1]	203	$48
CVS Health Corp.	867	39
Zimmer Biomet Holdings, Inc.	328	35
Krystal Biotech, Inc.[1]	147	23
agilon health, Inc.[1]	4,903	9
GRAIL, Inc.[1]	101	2
		1,135

Energy 3.24%
Cheniere Energy, Inc.	814	175
Diamondback Energy, Inc.	824	135
Baker Hughes Co., Class A	2,254	92
Viper Energy, Inc., Class A	1,014	50
Weatherford International	272	20
		472

Materials 3.09%
International Paper Co.	2,940	158
Albemarle Corp.	1,421	122
ATI, Inc.[1]	1,774	98
Element Solutions, Inc.	2,825	72
		450

Real estate 2.83%
Extra Space Storage, Inc. REIT	883	132
Mid-America Apartment Communities, Inc. REIT	824	128
NNN REIT, Inc.	1,771	72
Crown Castle, Inc. REIT	658	60
Lineage, Inc. REIT	345	20
		412

Communication services 2.43%
ROBLOX Corp., Class A1	2,568	149
Live Nation Entertainment, Inc.[1]	613	79
Take-Two Interactive Software, Inc.[1]	277	51
Charter Communications, Inc., Class A1	128	44
Warner Music Group Corp., Class A	1,012	31
		354

Utilities 0.86%
FirstEnergy Corp.	1,705	68
DTE Energy Co.	476	57
		125
Total common stocks (cost: $14,676,000)		14,238

Short-term securities 1.98%
Money market investments 1.98%
Capital Group Central Cash Fund 4.50%[2,3]	2,880	288
Total short-term securities (cost: $288,000)		288
Total investment securities 99.64% (cost: $14,964,000)		14,526
Other assets less liabilities 0.36%		53
Net assets 100.00%		$14,579
47	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund (continued)

Investments in affiliates3

				Net		Net unrealized			Dividend
	Value at			realized		appreciation		Value at	or interest
	11/15/2024[4]	Additions	Reductions	gain (loss)		(depreciation)		12/31/2024	income
	(000)	(000)	(000)	(000)		(000)		(000)	(000)
Short-term securities 1.98%
Money market investments 1.98%
Capital Group Central Cash Fund 4.50%[2]	$—	$512	$224	$—	[5]	$—	[5]	$288	$2

[1]	Security did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 12/31/2024.
[3]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[4]	Commencement of operations.
[5]	Amount less than one thousand.

Key to abbreviation(s)

REIT = Real Estate Investment Trust

Refer to the notes to financial statements.

American Funds Insurance Series	48

Capital World Growth and Income Fund®

Investment portfolio December 31, 2024

Common stocks 97.02%	Shares	Value (000)
Information technology 22.86%
Broadcom, Inc.	442,983	$102,701
Taiwan Semiconductor Manufacturing Co., Ltd.	2,363,772	77,185
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,315	1,050
Microsoft Corp.	169,350	71,381
Apple, Inc.	160,393	40,166
NVIDIA Corp.	187,769	25,215
ASML Holding NV	18,486	13,001
ASML Holding NV (ADR)	1,607	1,114
Salesforce, Inc.	37,968	12,694
Accenture PLC, Class A	25,679	9,034
Tokyo Electron, Ltd.	56,400	8,547
Texas Instruments, Inc.	36,601	6,863
Shopify, Inc., Class A, subordinate voting shares[1]	62,037	6,596
Seagate Technology Holdings PLC	70,598	6,093
Capgemini SE	35,436	5,781
MediaTek, Inc.	119,094	5,114
International Business Machines Corp.	23,102	5,079
Oracle Corp.	30,364	5,060
Dell Technologies, Inc., Class C	32,681	3,766
Keyence Corp.	9,000	3,662
Arista Networks, Inc.[1]	30,204	3,338
SAP SE	11,214	2,744
Micron Technology, Inc.	30,036	2,528
Synopsys, Inc.[1]	4,943	2,399
Constellation Software, Inc.	749	2,316
EPAM Systems, Inc.[1]	8,717	2,038
Applied Materials, Inc.	9,053	1,472
Elastic NV, non-registered shares[1]	11,780	1,167
NEC Corp.	13,373	1,149
Delta Electronics, Inc.	66,000	859
ANSYS, Inc.[1]	2,122	716
Advantech Co., Ltd.	40,098	422
ASM International NV	657	375
		431,625

Industrials 14.25%
General Electric Co.	145,612	24,287
Airbus SE, non-registered shares	124,098	19,779
BAE Systems PLC	883,906	12,681
TransDigm Group, Inc.	8,947	11,338
Melrose Industries PLC	1,579,289	10,945
Siemens AG	54,907	10,722
Carrier Global Corp.	152,173	10,387
RTX Corp.	87,176	10,088
Safran SA	44,907	9,810
Leonardo SpA	347,075	9,342
Deere & Co.	21,506	9,112
Mitsui & Co., Ltd.	431,600	8,955
Recruit Holdings Co., Ltd.	126,550	8,805
Boeing Co. (The)[1]	47,223	8,359
Ryanair Holdings PLC (ADR)	170,876	7,449
Bureau Veritas SA	210,006	6,383
Techtronic Industries Co., Ltd.	469,500	6,189
United Rentals, Inc.	8,416	5,929
Compagnie de Saint-Gobain SA, non-registered shares	66,452	5,850
International Consolidated Airlines Group SA (CDI)	1,386,180	5,237
Lockheed Martin Corp.	10,615	5,158
Deutsche Post AG	138,337	4,870
Eaton Corp. PLC	14,353	4,763
Rolls-Royce Holdings PLC[1]	537,933	3,827
Dayforce, Inc.[1]	48,930	3,554
Caterpillar, Inc.	9,183	3,331

49	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)

Common stocks (continued)	Shares		Value (000)
Industrials (continued)
Volvo AB, Class B	129,518		$3,143
AMETEK, Inc.	16,954		3,056
L3Harris Technologies, Inc.	14,118		2,969
ITOCHU Corp.	60,000		2,953
Schneider Electric SE	11,747		2,904
Ingersoll-Rand, Inc.	31,691		2,867
MTU Aero Engines AG	7,515		2,506
RELX PLC	47,877		2,170
Weir Group PLC (The)	77,606		2,113
Bunzl PLC	44,896		1,848
Hitachi, Ltd.	61,900		1,521
CSX Corp.	45,296		1,462
Honeywell International, Inc.	6,354		1,435
Ferguson Enterprises, Inc.	7,425		1,289
Mitsubishi Corp.	76,500		1,252
SS&C Technologies Holdings, Inc.	15,326		1,161
SMC Corp.	2,500		973
XPO, Inc.[1]	6,981		916
Crane Co.	5,186		787
Aena S.M.E, SA, non-registered shares	3,789		773
Grupo Aeroportuario del Sureste, SAB de CV, Class B	26,165		671
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	37,007		651
Arcadis NV, non-registered shares	10,404		632
Booz Allen Hamilton Holding Corp., Class A	4,422		569
Howmet Aerospace, Inc.	4,460		488
FedEx Corp.	1,469		413
Daikin Industries, Ltd.	2,700		316
FTI Consulting, Inc.[1]	1,000		191
GE Vernova, Inc.	—	[2]	—	[2]
			269,179

Financials 13.69%
Zurich Insurance Group AG	28,906		17,175
Chubb, Ltd.	48,782		13,478
JPMorgan Chase & Co.	54,326		13,023
Blackstone, Inc.	71,950		12,406
Mastercard, Inc., Class A	19,512		10,274
Banco Bilbao Vizcaya Argentaria, SA	1,026,924		10,056
HSBC Holdings PLC (GBP denominated)	698,969		6,869
HSBC Holdings PLC (HKD denominated)	138,400		1,351
ING Groep NV	517,755		8,096
AXA SA	186,293		6,624
BlackRock, Inc.	5,753		5,897
Arthur J. Gallagher & Co.	20,004		5,678
Blue Owl Capital, Inc., Class A	241,051		5,607
Apollo Asset Management, Inc.	32,451		5,360
KB Financial Group, Inc.	88,206		5,003
KKR & Co., Inc.	33,647		4,977
NatWest Group PLC	958,016		4,822
Aon PLC, Class A	13,284		4,771
Axis Bank, Ltd.	367,198		4,560
American Express Co.	15,230		4,520
Ares Management Corp., Class A	24,946		4,416
HDFC Life Insurance Co., Ltd.	609,164		4,388
Fairfax Financial Holdings, Ltd., subordinate voting shares	3,058		4,255
Discover Financial Services	24,041		4,165
B3 SA - Brasil, Bolsa, Balcao	2,425,778		4,160
Capital One Financial Corp.	22,927		4,088
Ping An Insurance (Group) Company of China, Ltd., Class H	603,280		3,551
AIA Group, Ltd.	482,199		3,488
Postal Savings Bank of China Co., Ltd., Class H	5,853,383		3,452
Visa, Inc., Class A	10,269		3,245

American Funds Insurance Series	50

Capital World Growth and Income Fund® (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
National Bank of Canada	35,284	$3,217
Bank Central Asia Tbk PT	5,130,100	3,074
Great-West Lifeco, Inc.	92,330	3,062
Wells Fargo & Co.	42,802	3,006
Israel Discount Bank, Ltd., Class A	438,398	3,000
BNP Paribas SA	44,494	2,725
Morgan Stanley	21,292	2,677
Citigroup, Inc.	37,788	2,660
Bank of America Corp.	58,342	2,564
Skandinaviska Enskilda Banken AB, Class A	184,811	2,532
FinecoBank SpA	141,411	2,471
HDFC Bank, Ltd.	90,717	1,876
HDFC Bank, Ltd. (ADR)	8,872	567
Münchener Rückversicherungs-Gesellschaft AG	4,810	2,419
Brown & Brown, Inc.	23,133	2,360
TPG, Inc., Class A	37,048	2,328
Erste Group Bank AG	34,818	2,151
Mizuho Financial Group, Inc.	85,900	2,096
China Merchants Bank Co., Ltd., Class H	234,403	1,201
China Merchants Bank Co., Ltd., Class A	145,600	783
CVC Capital Partners PLC[1]	89,675	1,965
Macquarie Group, Ltd.	14,120	1,939
American International Group, Inc.	24,831	1,808
3i Group PLC	35,660	1,584
Partners Group Holding AG	1,143	1,551
Power Corporation of Canada, subordinate voting shares	49,258	1,537
Bank Mandiri (Persero) Tbk PT	3,925,900	1,382
Marsh & McLennan Companies, Inc.	6,471	1,375
Brookfield Asset Management, Ltd., Class A (CAD denominated)	25,305	1,372
Fidelity National Information Services, Inc.	15,841	1,280
Danske Bank AS	43,114	1,220
Bank Rakyat Indonesia (Persero) Tbk PT	4,762,800	1,202
Aegon, Ltd.	177,180	1,049
Goldman Sachs Group, Inc.	1,373	786
XP, Inc., Class A	58,707	696
Kotak Mahindra Bank, Ltd.	26,366	549
CaixaBank, SA, non-registered shares	95,575	518
PNC Financial Services Group, Inc.	500	96
Sberbank of Russia PJSC[3]	3,196,952	—	[2]
		258,433

Health care 10.83%
Eli Lilly and Co.	42,212	32,588
UnitedHealth Group, Inc.	45,543	23,038
Abbott Laboratories	178,158	20,151
Novo Nordisk AS, Class B	218,432	18,800
Vertex Pharmaceuticals, Inc.[1]	44,411	17,884
Gilead Sciences, Inc.	139,188	12,857
Stryker Corp.	31,712	11,418
Sanofi	75,790	7,329
Daiichi Sankyo Co., Ltd.	263,300	7,237
AbbVie, Inc.	38,687	6,875
Thermo Fisher Scientific, Inc.	11,689	6,081
Molina Healthcare, Inc.[1]	20,601	5,996
Takeda Pharmaceutical Co., Ltd.	195,500	5,183
GE HealthCare Technologies, Inc.	53,578	4,189
Novartis AG	29,535	2,874
Medtronic PLC	35,869	2,865
EssilorLuxottica SA	11,398	2,770
DexCom, Inc.[1]	33,099	2,574
Danaher Corp.	9,499	2,180
Zoetis, Inc., Class A	11,806	1,924

51	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Siemens Healthineers AG	34,257	$1,816
Insulet Corp.[1]	6,769	1,767
AstraZeneca PLC	11,468	1,493
Lonza Group AG	2,003	1,180
Coloplast AS, Class B	8,793	963
Boston Scientific Corp.[1]	9,489	848
CVS Health Corp.	11,913	535
Centene Corp.[1]	8,628	523
Rede D’Or Sao Luiz SA	85,145	350
Alnylam Pharmaceuticals, Inc.[1]	568	134
agilon health, Inc.[1]	63,086	120
		204,542

Consumer discretionary 10.04%
Amazon.com, Inc.[1]	181,409	39,799
Home Depot, Inc.	38,830	15,105
Trip.com Group, Ltd. (ADR)[1]	202,025	13,871
Trip.com Group, Ltd.[1]	9,250	638
LVMH Moët Hennessy-Louis Vuitton SE	19,450	12,718
Flutter Entertainment PLC[1]	43,737	11,304
Industria de Diseño Textil, SA	186,583	9,552
Marriott International, Inc., Class A	25,156	7,017
Tesla, Inc.[1]	17,192	6,943
Starbucks Corp.	75,742	6,911
Chipotle Mexican Grill, Inc.[1]	106,797	6,440
Booking Holdings, Inc.	1,155	5,739
NEXT PLC	46,531	5,530
MercadoLibre, Inc.[1]	3,137	5,334
Restaurant Brands International, Inc. (CAD denominated)	38,571	2,514
Restaurant Brands International, Inc.	32,490	2,118
Compagnie Financière Richemont SA, Class A	28,602	4,348
Evolution AB	52,176	4,005
Royal Caribbean Cruises, Ltd.	17,311	3,994
Las Vegas Sands Corp.	75,204	3,863
Hyundai Motor Co.	21,761	3,129
Shimano, Inc.	17,400	2,347
InterContinental Hotels Group PLC	15,358	1,913
Moncler SpA	34,379	1,826
YUM! Brands, Inc.	13,149	1,764
Stellantis NV	127,349	1,668
adidas AG	5,898	1,448
McDonald’s Corp.	4,625	1,341
Entain PLC	141,682	1,213
Aristocrat Leisure, Ltd.	26,055	1,100
NIKE, Inc., Class B	12,200	923
Compass Group PLC	24,325	809
Hermès International	333	794
Ferrari NV (EUR denominated)	1,301	558
Dollarama, Inc.	5,260	513
Kering SA	1,668	409
		189,498

Communication services 7.43%
Alphabet, Inc., Class A	122,432	23,177
Alphabet, Inc., Class C	90,214	17,180
Meta Platforms, Inc., Class A	48,379	28,326
Netflix, Inc.[1]	12,165	10,843
Publicis Groupe SA	101,313	10,733
Comcast Corp., Class A	189,857	7,125
NetEase, Inc.	306,200	5,463
NetEase, Inc. (ADR)	13,625	1,215
Deutsche Telekom AG	220,402	6,596

American Funds Insurance Series	52

Capital World Growth and Income Fund® (continued)

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Tencent Holdings, Ltd.	114,200	$6,103
Bharti Airtel, Ltd.	250,484	4,640
Bharti Airtel, Ltd., interim shares	6,582	90
Universal Music Group NV	172,753	4,409
SoftBank Corp.	3,223,850	4,054
Sea, Ltd., Class A (ADR)[1]	30,943	3,283
Singapore Telecommunications, Ltd.	1,060,400	2,388
Omnicom Group, Inc.	19,663	1,692
Advanced Info Service PCL, foreign registered shares	167,800	1,400
Take-Two Interactive Software, Inc.[1]	6,070	1,117
Schibsted ASA, Class A	16,179	501
		140,335

Consumer staples 5.44%
Philip Morris International, Inc.	294,056	35,390
Imperial Brands PLC	316,821	10,124
Kroger Co.	154,299	9,435
Nestlé SA	109,240	8,958
Ajinomoto Co., Inc.	106,000	4,313
Danone SA	59,826	4,025
JBS SA	557,973	3,302
Sysco Corp.	41,127	3,145
British American Tobacco PLC	85,501	3,100
Ocado Group PLC[1]	798,670	3,021
Constellation Brands, Inc., Class A	12,975	2,867
Kweichow Moutai Co., Ltd., Class A	11,900	2,480
Arca Continental, SAB de CV	231,334	1,916
Procter & Gamble Co.	9,154	1,535
Seven & i Holdings Co., Ltd.	96,440	1,512
PepsiCo, Inc.	8,012	1,218
Suntory Beverage & Food, Ltd.[4]	37,400	1,187
Costco Wholesale Corp.	1,243	1,139
Alimentation Couche-Tard, Inc.	19,111	1,060
Lamb Weston Holdings, Inc.	14,471	967
Treasury Wine Estates, Ltd.	96,402	676
Keurig Dr Pepper, Inc.	17,401	559
Altria Group, Inc.	7,401	387
ITC, Ltd.	67,891	383
		102,699

Materials 5.13%
Freeport-McMoRan, Inc.	357,917	13,629
Rio Tinto PLC	184,746	10,875
Linde PLC	24,068	10,077
Air Products and Chemicals, Inc.	30,289	8,785
Glencore PLC	1,986,795	8,736
Vale SA, ordinary nominative shares	566,857	5,010
Vale SA (ADR), ordinary nominative shares	149,870	1,329
Ivanhoe Mines, Ltd., Class A1	460,454	5,465
First Quantum Minerals, Ltd.[1]	373,378	4,813
Anglo American PLC	138,309	4,098
Heidelberg Materials AG, non-registered shares	30,752	3,799
Smurfit Westrock PLC	65,438	3,524
Air Liquide SA	12,042	1,947
Air Liquide SA, bonus shares	5,336	863
Corteva, Inc.	37,249	2,122
Fortescue, Ltd.	166,511	1,868
Albemarle Corp.	17,245	1,484
Akzo Nobel NV	24,478	1,470
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	18,264	1,429
Grupo México, SAB de CV, Series B	266,100	1,262
Shin-Etsu Chemical Co., Ltd.	35,400	1,171

53	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)

Common stocks (continued)	Shares	Value (000)
Materials (continued)
Southern Copper Corp.	11,084	$1,010
Lundin Mining Corp.	106,116	913
Antofagasta PLC	35,642	705
Evonik Industries AG	27,405	475
		96,859

Energy 4.54%
Canadian Natural Resources, Ltd. (CAD denominated)	565,372	17,455
EOG Resources, Inc.	117,877	14,449
TC Energy Corp. (CAD denominated)[4]	228,076	10,629
Cameco Corp. (CAD denominated)	133,256	6,852
Cameco Corp.	39,775	2,044
Shell PLC (GBP denominated)	233,469	7,248
Shell PLC (EUR denominated)	14,064	441
Tourmaline Oil Corp.	129,913	6,012
TotalEnergies SE	68,731	3,819
Baker Hughes Co., Class A	66,678	2,735
Reliance Industries, Ltd.	191,526	2,713
Suncor Energy, Inc.	70,913	2,531
ConocoPhillips	23,026	2,284
Expand Energy Corp.	19,367	1,928
Schlumberger NV	43,089	1,652
Cenovus Energy, Inc. (CAD denominated)	95,648	1,450
Neste OYJ	85,724	1,082
ADNOC Drilling Co. PJSC	130,468	189
South Bow Corp. (CAD denominated)	5,700	135
		85,648

Utilities 1.88%
Constellation Energy Corp.	19,952	4,463
Engie SA	264,632	4,195
E.ON SE	339,449	3,953
DTE Energy Co.	31,270	3,776
China Resources Gas Group, Ltd.	830,532	3,288
Iberdrola, SA, non-registered shares	232,814	3,206
Dominion Energy, Inc.	44,838	2,415
National Grid PLC	202,998	2,406
Duke Energy Corp.	19,966	2,151
FirstEnergy Corp.	42,471	1,690
NextEra Energy, Inc.	18,050	1,294
Public Service Enterprise Group, Inc.	13,054	1,103
AES Corp.	66,093	851
Pinnacle West Capital Corp.	7,578	642
CenterPoint Energy, Inc.	3,700	117
		35,550

Real estate 0.93%
VICI Properties, Inc. REIT	139,178	4,065
China Resources Mixc Lifestyle Services, Ltd.	967,200	3,600
CubeSmart REIT	43,457	1,862
Prologis, Inc. REIT	16,050	1,697
Iron Mountain, Inc. REIT	15,670	1,647
Extra Space Storage, Inc. REIT	10,514	1,573
American Tower Corp. REIT	6,636	1,217
Equinix, Inc. REIT	1,154	1,088
Longfor Group Holdings, Ltd.	668,238	861
		17,610
Total common stocks (cost: $1,177,639,000)		1,831,978
American Funds Insurance Series	54

Capital World Growth and Income Fund® (continued)

Preferred securities 0.09%	Shares		Value (000)
Consumer discretionary 0.04%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares		12,306	$745

Financials 0.03%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[1]		32,172	384
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[1,4]		15,425	183
			567
Health care 0.02%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]		59,790	439
Total preferred securities (cost: $2,537,000)			1,751

Convertible stocks 0.12%
Materials 0.12%
Albemarle Corp., Class A, cumulative convertible preferred depositary shares, 7.25% 3/1/2027		55,312	2,251
Total convertible stocks (cost: $2,743,000)			2,251

	Principal amount
Bonds, notes & other debt instruments 0.10%	(000)
Corporate bonds, notes & loans 0.10%
Health care 0.06%
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	USD	1,100	1,058

Financials 0.02%
Lloyds Banking Group PLC 3.369% 12/14/2046
(5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 12/14/2041)[5]		709	491

Consumer discretionary 0.02%
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[6]		390	387
Total corporate bonds, notes & loans			1,936
Total bonds, notes & other debt instruments (cost: $2,025,000)			1,936

Short-term securities 2.98%		Shares
Money market investments 2.47%
Capital Group Central Cash Fund 4.50%[7,8]		466,640	46,673

Money market investments purchased with collateral from securities on loan 0.51%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[7,9]		9,543,555	9,544
Total short-term securities (cost: $56,209,000)			56,217
Total investment securities 100.31% (cost: $1,241,153,000)			1,894,133
Other assets less liabilities (0.31)%			(5,814)
Net assets 100.00%			$1,888,319
55	American Funds Insurance Series

Capital World Growth and Income Fund® (continued)

Investments in affiliates

				Net	Net unrealized		Dividend
	Value at			realized	appreciation	Value at	or interest
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	12/31/2024	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Short-term securities 2.47%
Money market investments 2.47%
Capital Group Central Cash Fund 4.50%[7]	$44,944	$304,450	$302,732	$(1)	$12	$46,673	$3,610

[1]	Security did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]	Value determined using significant unobservable inputs.
[4]	All or a portion of this security was on loan. The total value of all such securities was $10,634,000, which represented .56% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Step bond; coupon rate may change at a later date.
[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $387,000, which represented .02% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 12/31/2024.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

CDI = CREST Depository Interest

EUR = Euros

GBP = British pounds

HKD = Hong Kong dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

UST = U.S. Treasury

Refer to the notes to financial statements.

American Funds Insurance Series	56

Growth-Income Fund

Investment portfolio December 31, 2024

Common stocks 96.60%	Shares	Value (000)
Information technology 23.69%
Microsoft Corp.	6,435,519	$2,712,571
Apple, Inc.	7,941,900	1,988,811
Broadcom, Inc.	8,322,779	1,929,553
NVIDIA Corp.	7,061,111	948,237
Accenture PLC, Class A	2,084,151	733,183
Texas Instruments, Inc.	1,922,519	360,491
Salesforce, Inc.	1,075,059	359,424
Cognizant Technology Solutions Corp., Class A	2,739,411	210,661
Oracle Corp.	930,843	155,116
Taiwan Semiconductor Manufacturing Co., Ltd.	4,102,000	133,945
Seagate Technology Holdings PLC	816,874	70,504
Palo Alto Networks, Inc.[1]	220,554	40,132
Analog Devices, Inc.	168,515	35,803
QUALCOMM, Inc.	225,964	34,713
Micron Technology, Inc.	268,034	22,558
ASML Holding NV	28,845	20,286
Adobe, Inc.[1]	43,879	19,512
		9,775,500

Industrials 13.94%
RTX Corp.	6,388,296	739,254
Automatic Data Processing, Inc.	1,993,331	583,508
Boeing Co. (The)[1]	2,376,190	420,586
General Electric Co.	2,458,673	410,082
General Dynamics Corp.	1,519,363	400,337
GFL Environmental, Inc., subordinate voting shares	8,685,308	386,844
Carrier Global Corp.	5,156,506	351,983
Honeywell International, Inc.	1,362,497	307,774
Airbus SE, non-registered shares	1,921,964	306,326
Woodward, Inc.	1,484,210	247,002
XPO, Inc.[1]	1,749,629	229,464
TFI International, Inc.	1,630,915	220,320
Paychex, Inc.	1,519,430	213,054
United Rentals, Inc.	282,792	199,210
Ingersoll-Rand, Inc.	2,055,433	185,934
CSX Corp.	2,743,691	88,539
TransDigm Group, Inc.	65,897	83,510
Union Pacific Corp.	360,831	82,284
L3Harris Technologies, Inc.	381,989	80,325
Uber Technologies, Inc.[1]	1,288,242	77,707
APi Group Corp.[1]	1,599,578	57,537
Standard Aero, Inc.[1]	1,589,110	39,346
Delta Air Lines, Inc.	631,987	38,235
		5,749,161

Health care 13.14%
UnitedHealth Group, Inc.	2,532,251	1,280,964
AbbVie, Inc.	3,420,505	607,824
Eli Lilly and Co.	720,377	556,131
GE HealthCare Technologies, Inc.	6,854,471	535,883
Thermo Fisher Scientific, Inc.	634,506	330,089
Vertex Pharmaceuticals, Inc.[1]	793,252	319,443
Abbott Laboratories	2,689,824	304,246
Danaher Corp.	1,161,478	266,617
Revvity, Inc.	1,988,505	221,937
IQVIA Holdings, Inc.[1]	659,338	129,567
Sanofi	1,245,837	120,477
Johnson & Johnson	807,444	116,773
Cencora, Inc.	446,557	100,332
Gilead Sciences, Inc.	926,597	85,590
Insulet Corp.[1]	303,962	79,355
Novo Nordisk AS, Class B	883,888	76,074
57	American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Intuitive Surgical, Inc.[1]	134,067	$69,978
Bristol-Myers Squibb Co.	1,150,000	65,044
Stryker Corp.	138,782	49,968
Amgen, Inc.	151,000	39,357
DexCom, Inc.[1]	390,182	30,344
Masimo Corp.[1]	119,168	19,698
Medtronic PLC	210,000	16,775
		5,422,466

Financials 11.20%
JPMorgan Chase & Co.	2,557,824	613,136
Mastercard, Inc., Class A	1,138,465	599,481
Fidelity National Information Services, Inc.	6,648,960	537,036
BlackRock, Inc.	343,935	352,571
S&P Global, Inc.	706,397	351,807
Berkshire Hathaway, Inc., Class B1	540,000	244,771
PNC Financial Services Group, Inc.	1,245,460	240,187
Capital One Financial Corp.	1,318,858	235,179
Chubb, Ltd.	816,383	225,567
Morgan Stanley	1,380,851	173,600
Visa, Inc., Class A	500,000	158,020
Marsh & McLennan Companies, Inc.	634,688	134,814
Wells Fargo & Co.	1,684,265	118,303
B3 SA - Brasil, Bolsa, Balcao	56,528,755	96,952
State Street Corp.	760,000	74,594
First Citizens BancShares, Inc., Class A	33,274	70,309
Pinnacle Financial Partners, Inc.	573,150	65,563
American Express Co.	214,890	63,777
Arthur J. Gallagher & Co.	220,000	62,447
Power Corporation of Canada, subordinate voting shares[2]	2,000,000	62,388
Apollo Asset Management, Inc.	316,825	52,327
American International Group, Inc.	704,000	51,251
CME Group, Inc., Class A	152,718	35,466
		4,619,546

Consumer discretionary 10.36%
Amazon.com, Inc.[1]	7,755,444	1,701,467
Wyndham Hotels & Resorts, Inc.[3]	5,050,129	509,003
Royal Caribbean Cruises, Ltd.	1,510,459	348,448
Tesla, Inc.[1]	661,401	267,100
Home Depot, Inc.	624,580	242,955
Restaurant Brands International, Inc.	3,125,681	203,732
InterContinental Hotels Group PLC	1,396,700	173,983
Sony Group Corp.	5,225,500	110,393
Tractor Supply Co.	2,008,105	106,550
Hasbro, Inc.	1,788,473	99,994
Starbucks Corp.	954,852	87,130
TJX Companies, Inc. (The)	683,864	82,618
McDonald’s Corp.	279,467	81,015
Tapestry, Inc.	1,117,737	73,022
YUM! Brands, Inc.	350,000	46,956
DoorDash, Inc., Class A1	266,642	44,729
Hilton Worldwide Holdings, Inc.	151,393	37,418
LVMH Moët Hennessy-Louis Vuitton SE	44,522	29,112
General Motors Co.	504,165	26,857
		4,272,482
American Funds Insurance Series	58

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services 10.20%
Meta Platforms, Inc., Class A	3,361,204	$1,968,019
Alphabet, Inc., Class A	5,339,738	1,010,812
Alphabet, Inc., Class C	4,582,000	872,596
Netflix, Inc.[1]	239,157	213,165
Universal Music Group NV	3,239,458	82,669
Comcast Corp., Class A	1,639,161	61,518
		4,208,779

Energy 3.39%
Baker Hughes Co., Class A	9,510,198	390,108
Exxon Mobil Corp.	3,218,454	346,209
Canadian Natural Resources, Ltd. (CAD denominated)	8,658,066	267,310
EOG Resources, Inc.	1,040,878	127,591
Chevron Corp.	535,000	77,489
TC Energy Corp.	1,629,755	75,833
Expand Energy Corp.	715,878	71,266
ConocoPhillips	434,738	43,113
		1,398,919

Consumer staples 3.38%
British American Tobacco PLC	12,606,282	457,127
Procter & Gamble Co.	1,191,396	199,737
Philip Morris International, Inc.	1,397,749	168,219
Constellation Brands, Inc., Class A	596,394	131,803
Imperial Brands PLC	3,663,668	117,075
Mondelez International, Inc., Class A	1,907,526	113,936
Church & Dwight Co., Inc.	660,000	69,109
Lamb Weston Holdings, Inc.	950,530	63,524
Keurig Dr Pepper, Inc.	1,019,386	32,743
Kraft Heinz Co. (The)	694,940	21,342
General Mills, Inc.	315,000	20,087
		1,394,702

Materials 3.14%
Air Products and Chemicals, Inc.	1,428,502	414,323
Linde PLC	545,459	228,367
Eastman Chemical Co.	2,417,064	220,726
International Paper Co.	2,953,090	158,935
Freeport-McMoRan, Inc.	3,908,495	148,836
LyondellBasell Industries NV	579,974	43,075
Celanese Corp.	616,290	42,653
Albemarle Corp.[2]	431,100	37,109
		1,294,024

Real estate 2.21%
Equinix, Inc. REIT	333,626	314,573
VICI Properties, Inc. REIT	9,305,605	271,817
American Tower Corp. REIT	882,701	161,896
Prologis, Inc. REIT	866,060	91,542
Welltower, Inc. REIT	570,000	71,837
		911,665
59	American Funds Insurance Series

Growth-Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Utilities 1.95%
PG&E Corp.	18,016,861	$363,580
CenterPoint Energy, Inc.	3,753,573	119,101
Edison International	1,271,657	101,529
Entergy Corp.	1,337,004	101,372
Sempra	800,000	70,176
DTE Energy Co.	401,000	48,421
		804,179
Total common stocks (cost: $22,558,299,000)		39,851,423

Bonds, notes & other debt instruments 0.00%	Principal amount (000)
Corporate bonds, notes & loans 0.00%
Consumer discretionary 0.00%
General Motors Financial Co., Inc. 4.30% 7/13/2025	USD	160	159
General Motors Financial Co., Inc. 5.25% 3/1/2026		827	830
Total corporate bonds, notes & loans			989
Total bonds, notes & other debt instruments (cost: $954,000)			989

Short-term securities 3.68%	Shares
Money market investments 3.57%
Capital Group Central Cash Fund 4.50%[3,4]	14,716,697	1,471,964

Money market investments purchased with collateral from securities on loan 0.11%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[4,5]	47,430,675	47,431
Total short-term securities (cost: $1,519,210,000)		1,519,395
Total investment securities 100.28% (cost: $24,078,463,000)		41,371,807
Other assets less liabilities (0.28)%		(116,813)
Net assets 100.00%		$41,254,994

Investments in affiliates3

	Value at			Net realized	Net unrealized appreciation	Value at	Dividend or interest
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	12/31/2024	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Common stocks 1.23%
Consumer discretionary 1.23%
Wyndham Hotels & Resorts, Inc.	$106,302	$282,386	$17,777	$4,192	$133,900	$509,003	$5,577
Short-term securities 3.57%
Money market investments 3.57%
Capital Group Central Cash Fund 4.50%[4]	1,430,798	8,400,629	8,359,985	499	23	1,471,964	59,986
Total 4.80%				$4,691	$133,923	$1,980,967	$65,563
American Funds Insurance Series	60

Growth-Income Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $50,176,000, which represented .12% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 12/31/2024.
[5]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

CAD = Canadian dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

61	American Funds Insurance Series

International Growth and Income Fund

Investment portfolio December 31, 2024

Common stocks 95.98%	Shares	Value (000)
Financials 20.04%
AXA SA	108,812	$3,869
Zurich Insurance Group AG	6,194	3,680
HSBC Holdings PLC (GBP denominated)	231,677	2,277
HSBC Holdings PLC (HKD denominated)	55,200	539
UniCredit SpA	61,018	2,436
Deutsche Bank AG	135,344	2,333
KB Financial Group, Inc.	40,321	2,287
Société Générale	79,746	2,233
Skandinaviska Enskilda Banken AB, Class A	161,262	2,210
Banco Bilbao Vizcaya Argentaria, SA	207,912	2,036
Tokio Marine Holdings, Inc.	55,100	1,973
Tryg A/S	93,287	1,967
NatWest Group PLC	358,740	1,806
Euronext NV	15,552	1,743
DBS Group Holdings, Ltd.	54,184	1,733
PICC Property and Casualty Co., Ltd., Class H	1,062,000	1,677
London Stock Exchange Group PLC	10,796	1,520
Edenred SA	43,688	1,427
Hana Financial Group, Inc.	36,109	1,381
Prudential PLC	170,179	1,357
Kotak Mahindra Bank, Ltd.	63,981	1,332
Resona Holdings, Inc.	181,300	1,319
Hiscox, Ltd.	95,768	1,298
CaixaBank, SA, non-registered shares	217,373	1,179
AIA Group, Ltd.	162,600	1,176
HDFC Bank, Ltd.	56,777	1,174
Bank Hapoalim BM	94,621	1,143
Royal Bank of Canada	9,454	1,140
Ping An Insurance (Group) Company of China, Ltd., Class H	191,000	1,124
Aon PLC, Class A	2,812	1,010
Mizuho Financial Group, Inc.	40,200	981
CVC Capital Partners PLC[1]	40,021	877
3i Group PLC	16,295	724
ICICI Bank, Ltd. (ADR)	23,178	692
Brookfield Corp., Class A (CAD denominated)	11,286	649
Pluxee NV	33,005	635
Canadian Imperial Bank of Commerce (CAD denominated)	8,898	563
Hong Kong Exchanges and Clearing, Ltd.	14,700	558
Mediobanca SpA	35,646	519
Discovery, Ltd.	49,301	509
Münchener Rückversicherungs-Gesellschaft AG	1,001	503
XP, Inc., Class A	38,755	459
Macquarie Group, Ltd.	3,325	457
Banco Santander, SA	97,356	450
Partners Group Holding AG	326	442
Canara Bank	310,039	361
Grupo Financiero Banorte, SAB de CV, Series O	52,680	338
Bank Central Asia Tbk PT	548,300	329
Bank Leumi le-Israel B.M.	26,063	310
Sampo Oyj, Class A	7,063	289
Grupo Financiero Inbursa, SAB de CV1	133,585	278
Banca Generali SpA	5,885	273
DNB Bank ASA	13,260	264
Intesa Sanpaolo SpA	64,163	257
National Bank of Canada	2,311	211
Hang Seng Bank, Ltd.	15,900	196
Abu Dhabi Islamic Bank PJSC	43,882	165
Sberbank of Russia PJSC[2]	476,388	—	[3]
		64,668
American Funds Insurance Series	62

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Industrials 14.54%
BAE Systems PLC	377,859	$5,421
Airbus SE, non-registered shares	23,810	3,795
Ryanair Holdings PLC (ADR)	62,355	2,718
ABB, Ltd.	44,925	2,417
Rheinmetall AG, non-registered shares	3,060	1,948
ITOCHU Corp.	37,800	1,861
Safran SA	8,117	1,773
SMC Corp.	4,300	1,674
DSV A/S	7,853	1,663
Siemens AG	7,122	1,391
TFI International, Inc.	5,019	678
TFI International, Inc. (CAD denominated)	4,749	642
Hitachi, Ltd.	52,900	1,300
Mitsui & Co., Ltd.	61,800	1,282
Canadian National Railway Co. (CAD denominated)	12,540	1,273
RELX PLC	28,050	1,271
Alliance Global Group, Inc.	7,546,600	1,171
Epiroc AB, Class B	38,153	593
Epiroc AB, Class A	31,647	550
Diploma PLC	20,831	1,108
CCR SA, ordinary nominative shares	638,648	1,051
Volvo AB, Class B	41,377	1,004
Daikin Industries, Ltd.	7,800	914
ASSA ABLOY AB, Class B	30,414	894
Copa Holdings, SA, Class A	10,106	888
Caterpillar, Inc.	2,249	816
Bunzl PLC	15,264	628
Grupo Aeroportuario del Pacífico, SAB de CV, Class B	35,628	626
Wizz Air Holdings PLC[1]	31,364	561
Komatsu, Ltd.	19,400	536
Bombardier, Inc., Class B1	6,467	440
Deutsche Post AG	12,059	425
Techtronic Industries Co., Ltd.	32,092	423
Kingspan Group PLC	5,738	417
Brambles, Ltd.	32,826	390
Metso Corp.	38,579	362
Fluidra, SA, non-registered shares	14,621	354
Shenzhen Inovance Technology Co., Ltd., Class A	36,500	292
Jiangsu Hengli Hydraulic Co., Ltd., Class A	38,900	281
International Container Terminal Services, Inc.	40,750	272
Ashtead Group PLC	4,346	269
Adecco Group AG	10,196	251
Aalberts NV, non-registered shares	4,818	170
SPIE SA	3,847	119
		46,912

Information technology 13.95%
Taiwan Semiconductor Manufacturing Co., Ltd.	454,000	14,825
ASML Holding NV	7,939	5,583
MediaTek, Inc.	124,000	5,324
Broadcom, Inc.	22,460	5,207
SAP SE	11,481	2,810
Samsung Electronics Co., Ltd.	67,343	2,430
Keyence Corp.	2,600	1,058
Sage Group PLC (The)	66,685	1,052
ASM International NV	1,531	874
Fujitsu, Ltd.	47,800	840
Tokyo Electron, Ltd.	4,800	727
E Ink Holdings, Inc.	75,000	618
Halma PLC	18,386	615
Capgemini SE	3,768	615
ASMPT, Ltd.	60,400	583

63	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Information technology (continued)
SK hynix, Inc.	4,347	$493
NEC Corp.	5,500	473
eMemory Technology, Inc.	3,000	305
Tata Consultancy Services, Ltd.	4,400	210
Nomura Research Institute, Ltd.	7,100	209
Lumine Group, Inc., subordinate voting shares[1]	5,248	150
		45,001

Consumer discretionary 10.47%
Industria de Diseño Textil, SA	78,155	4,001
Renault SA	72,852	3,530
Trip.com Group, Ltd. (ADR)[1]	35,223	2,418
Trip.com Group, Ltd.[1]	9,700	669
Prosus NV, Class N	46,278	1,835
LVMH Moët Hennessy-Louis Vuitton SE	2,714	1,775
Evolution AB	19,388	1,488
MGM China Holdings, Ltd.	1,140,800	1,460
InterContinental Hotels Group PLC	11,699	1,457
Midea Group Co., Ltd., Class A	138,300	1,423
B&M European Value Retail SA	264,492	1,215
Amadeus IT Group SA, Class A, non-registered shares	16,563	1,165
Aristocrat Leisure, Ltd.	23,585	996
Stellantis NV	75,025	985
Restaurant Brands International, Inc. (CAD denominated)	14,136	921
Wynn Macau, Ltd.	1,149,600	798
H World Group, Ltd. (ADR)	23,966	792
Hyundai Motor Co.	4,892	704
Entain PLC	80,873	693
JD.com, Inc., Class A (ADR)	16,398	569
Suzuki Motor Corp.	48,600	551
Paltac Corp.	18,200	502
Dixon Technologies (India), Ltd.	2,332	487
Galaxy Entertainment Group, Ltd.	112,361	474
Compagnie Financière Richemont SA, Class A	2,963	450
D’Ieteren Group	2,554	425
Games Workshop Group PLC	2,554	424
Meituan, Class B1	18,700	363
Nitori Holdings Co., Ltd.	2,900	344
China Tourism Group Duty Free Corp., Ltd., Class A	18,300	167
China Tourism Group Duty Free Corp., Ltd., Class H4	11,500	79
Maruti Suzuki India, Ltd.	1,779	225
Berkeley Group Holdings PLC	4,299	210
Vedant Fashions, Ltd.	13,629	205
		33,800

Consumer staples 9.84%
British American Tobacco PLC	136,313	4,943
Philip Morris International, Inc.	33,021	3,974
Imperial Brands PLC	88,755	2,836
Pernod Ricard SA	23,428	2,620
Nestlé SA	27,302	2,239
Carlsberg A/S, Class B	18,227	1,746
Carrefour SA, non-registered shares	119,684	1,702
Arca Continental, SAB de CV	171,771	1,423
ITC, Ltd.	222,726	1,258
Tsingtao Brewery Co., Ltd., Class H	171,738	1,256
KT&G Corp.	16,456	1,190
L’Oréal SA, non-registered shares	2,884	1,018
Anheuser-Busch InBev SA/NV	18,681	935
Haleon PLC	181,303	854
Kweichow Moutai Co., Ltd., Class A	3,690	769
Danone SA	11,139	750
American Funds Insurance Series	64

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Ocado Group PLC[1]	167,863	$635
Unilever PLC	8,423	477
Yamazaki Baking Co., Ltd.	18,400	342
United Spirits, Ltd.	14,813	281
Seven & i Holdings Co., Ltd.	17,100	268
Asahi Group Holdings, Ltd.	23,100	242
		31,758

Communication services 7.55%
Tencent Holdings, Ltd.	82,600	4,414
Publicis Groupe SA	34,736	3,680
Koninklijke KPN NV	864,650	3,147
Singapore Telecommunications, Ltd.	660,100	1,486
Telefónica, SA, non-registered shares	302,700	1,233
América Móvil, SAB de CV, Class B (ADR)	84,317	1,207
Indus Towers, Ltd.[1]	274,847	1,096
Bharti Airtel, Ltd.	58,899	1,091
BT Group PLC	529,743	955
KANZHUN, Ltd., Class A (ADR)[1]	65,265	901
MTN Group, Ltd.	174,620	852
Deutsche Telekom AG	26,563	795
Vodafone Group PLC	622,560	531
NetEase, Inc.	28,600	510
HYBE Co., Ltd.[1]	3,444	452
Nippon Television Holdings, Inc.	24,900	431
Universal Music Group NV	16,846	430
KT Corp. (ADR)[4]	25,403	394
Nintendo Co., Ltd.	6,600	384
Schibsted ASA, Class A	11,980	371
		24,360

Health care 6.62%
Novo Nordisk AS, Class B	70,799	6,094
AstraZeneca PLC	33,840	4,405
Sanofi	39,018	3,773
EssilorLuxottica SA	11,841	2,877
Grifols, SA, Class B (ADR)[1]	86,548	644
HOYA Corp.	5,000	621
Roche Holding AG, nonvoting non-registered shares	2,087	584
bioMérieux SA	4,641	496
Bayer AG	24,582	492
Genus PLC	19,665	380
Siemens Healthineers AG	6,899	366
Chugai Pharmaceutical Co., Ltd.	5,100	224
Akums Drugs and Pharmaceuticals, Ltd.[1]	16,884	126
Max Healthcare Institute, Ltd.	9,259	122
BeiGene, Ltd. (ADR)[1]	620	115
Hypera SA, ordinary nominative shares	9,359	27
Euroapi SA1,4	1,412	4
		21,350

Energy 4.66%
TotalEnergies SE	107,680	5,984
BP PLC	428,208	2,110
Canadian Natural Resources, Ltd. (CAD denominated)	53,307	1,646
Cameco Corp. (CAD denominated)	30,663	1,576
Shell PLC (GBP denominated)	30,287	940
TC Energy Corp. (CAD denominated)	16,772	782
Gaztransport & Technigaz SA	3,790	505
Schlumberger NV	10,432	400
Tourmaline Oil Corp.	7,638	353
Cenovus Energy, Inc. (CAD denominated)	15,267	231
65	American Funds Insurance Series

International Growth and Income Fund (continued)

Common stocks (continued)	Shares	Value (000)
Energy (continued)
Cenovus Energy, Inc.	7,706	$117
ADNOC Drilling Co. PJSC	227,504	330
South Bow Corp. (CAD denominated)	3,354	79
Sovcomflot PAO[2]	356,717	—	[3]
		15,053

Materials 4.36%
Linde PLC	4,273	1,789
Glencore PLC	387,133	1,702
Barrick Gold Corp.	105,268	1,632
Rio Tinto PLC	22,772	1,340
Fortescue, Ltd.	85,904	964
Holcim, Ltd.	8,452	810
Air Liquide SA	4,759	769
Vale SA (ADR), ordinary nominative shares	45,239	401
Vale SA, ordinary nominative shares	30,697	272
Agnico Eagle Mines, Ltd./ Mines Agnico Eagle Limitee	7,601	595
Nutrien, Ltd. (CAD denominated)	12,788	572
Sika AG	2,309	549
Anhui Conch Cement Co., Ltd., Class H	207,000	532
Shin-Etsu Chemical Co., Ltd.	14,000	463
Grupo México, SAB de CV, Series B	94,371	448
Freeport-McMoRan, Inc.	9,692	369
Franco-Nevada Corp.	2,845	334
Fresnillo PLC	37,174	290
Givaudan SA	43	188
First Quantum Minerals, Ltd.[1]	2,733	35
Alrosa PJSC[2]	53,607	—	[3]
		14,054

Utilities 2.20%
Engie SA	139,121	2,205
Brookfield Infrastructure Partners, LP	35,327	1,123
SSE PLC	54,350	1,091
Iberdrola, SA, non-registered shares	76,119	1,048
National Grid PLC	49,466	586
NTPC, Ltd.	82,581	322
CPFL Energia SA	59,791	306
Veolia Environnement SA	10,224	286
NTPC Green Energy, Ltd.[1]	86,917	129
		7,096

Real estate 1.75%
Embassy Office Parks REIT	323,675	1,396
CK Asset Holdings, Ltd.	312,500	1,283
Mitsubishi Estate Co., Ltd.	71,400	985
Prologis Property Mexico, SA de CV, REIT	237,908	661
Link REIT	124,268	526
Longfor Group Holdings, Ltd.	315,742	407
Macrotech Developers, Ltd.	12,824	208
CapitaLand Integrated Commercial Trust REIT[1]	118,700	168
		5,634
Total common stocks (cost: $262,996,000)		309,686

Preferred securities 0.08%
Materials 0.08%
Gerdau SA, preferred nominative shares	86,682	252
Total preferred securities (cost: $344,000)		252
American Funds Insurance Series	66

International Growth and Income Fund (continued)

Short-term securities 3.73%	Shares	Value (000)
Money market investments 3.62%
Capital Group Central Cash Fund 4.50%[5,6]	116,715	$11,674

Money market investments purchased with collateral from securities on loan 0.11%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[5,7]	369,164	369
Total short-term securities (cost: $12,039,000)		12,043
Total investment securities 99.79% (cost: $275,379,000)		321,981
Other assets less liabilities 0.21%		672
Net assets 100.00%		$322,653

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2024 (000)
USD	652	EUR	620	UBS AG	1/16/2025	$10

Investments in affiliates6

				Net	Net unrealized		Dividend
	Value at			realized	appreciation	Value at	or interest
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	12/31/2024	income
	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Short-term securities 3.62%
Money market investments 3.62%
Capital Group Central Cash Fund 4.50%[5]	$10,070	$63,701	$62,101	$1	$3	$11,674	$778

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	All or a portion of this security was on loan. The total value of all such securities was $440,000, which represented .14% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[5]	Rate represents the seven-day yield at 12/31/2024.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.

Key to abbreviation(s)

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

HKD = Hong Kong dollars

REIT = Real Estate Investment Trust

USD = U.S. dollars

Refer to the notes to financial statements.

67	American Funds Insurance Series

Capital Income Builder®

Investment portfolio December 31, 2024

Common stocks 77.98%	Shares	Value (000)
Financials 14.65%
JPMorgan Chase & Co.	96,936	$23,237
Morgan Stanley	133,554	16,790
Zurich Insurance Group AG	17,602	10,458
Münchener Rückversicherungs-Gesellschaft AG	19,823	9,971
BlackRock, Inc.	9,620	9,862
PNC Financial Services Group, Inc.	42,156	8,130
DBS Group Holdings, Ltd.	244,716	7,828
ING Groep NV	497,053	7,772
Intact Financial Corp.	35,868	6,531
American International Group, Inc.	72,544	5,281
Wells Fargo & Co.	74,312	5,220
Great-West Lifeco, Inc.	120,992	4,012
Apollo Asset Management, Inc.	21,787	3,598
Truist Financial Corp.	82,366	3,573
Banco Bilbao Vizcaya Argentaria, SA	328,133	3,213
AIA Group, Ltd.	439,753	3,181
B3 SA - Brasil, Bolsa, Balcao	1,785,756	3,063
360 ONE WAM, Ltd.	208,444	3,042
Kaspi.kz JSC (GDR)[1]	21,756	2,060
Kaspi.kz JSC (ADR)	9,921	940
East West Bancorp, Inc.	30,354	2,907
Mizuho Financial Group, Inc.	117,900	2,877
KB Financial Group, Inc.	46,010	2,609
CME Group, Inc., Class A	11,181	2,597
Hana Financial Group, Inc.	66,938	2,560
Euronext NV	22,136	2,481
NatWest Group PLC	453,887	2,285
Blackstone, Inc.	12,991	2,240
Swedbank AB, Class A	112,245	2,214
Sampo Oyj, Class A	53,498	2,188
Power Corporation of Canada, subordinate voting shares[2]	69,927	2,181
Toronto-Dominion Bank (The) (CAD denominated)	37,975	2,022
TPG, Inc., Class A	31,786	1,997
Tokio Marine Holdings, Inc.	53,900	1,930
State Street Corp.	19,064	1,871
Principal Financial Group, Inc.	23,643	1,830
Webster Financial Corp.	32,868	1,815
Bank Central Asia Tbk PT	2,865,300	1,717
3i Group PLC	33,804	1,502
BNP Paribas SA	24,132	1,478
EFG International AG	100,617	1,458
Skandinaviska Enskilda Banken AB, Class A	102,261	1,401
UniCredit SpA	33,859	1,352
Bank Mandiri (Persero) Tbk PT	3,740,600	1,317
Resona Holdings, Inc.	178,800	1,301
Hong Kong Exchanges and Clearing, Ltd.	33,200	1,260
Samsung Fire & Marine Insurance Co., Ltd.	5,066	1,232
National Bank of Canada	13,044	1,189
Banco Santander, SA	230,887	1,068
Western Union Co.	98,671	1,046
Canadian Imperial Bank of Commerce (CAD denominated)	15,965	1,010
Deutsche Bank AG	56,350	971
SouthState Corp.	7,682	764
Patria Investments, Ltd., Class A	65,011	756
Citizens Financial Group, Inc.	15,883	695
Vontobel Holding AG	9,350	655
Houlihan Lokey, Inc., Class A	3,658	635
Fukuoka Financial Group, Inc.	21,800	547
First American Financial Corp.	6,638	414
American Funds Insurance Series	68

Capital Income Builder® (continued)

Common stocks (continued)	Shares	Value (000)
Financials (continued)
DNB Bank ASA	17,352	$346
Sberbank of Russia PJSC[3]	204,176	—	[4]
SVB Financial Group, Class C, Trust Units[3,5]	1,520	—	[4]
		200,480

Information technology 11.49%
Broadcom, Inc.	303,625	70,393
Microsoft Corp.	61,830	26,061
Taiwan Semiconductor Manufacturing Co., Ltd.	714,800	23,341
Accenture PLC, Class A	24,565	8,642
Texas Instruments, Inc.	31,493	5,905
Seagate Technology Holdings PLC	54,382	4,694
SAP SE	16,500	4,038
KLA Corp.	3,913	2,466
HCL Technologies, Ltd.	104,069	2,328
Tokyo Electron, Ltd.	14,100	2,137
MediaTek, Inc.	48,000	2,061
TDK Corp.	133,800	1,722
Analog Devices, Inc.	6,855	1,456
GlobalWafers Co., Ltd.	84,938	985
Intel Corp.	29,886	599
Capgemini SE	2,349	383
		157,211

Health care 9.61%
AbbVie, Inc.	157,442	27,977
Abbott Laboratories	167,086	18,899
Gilead Sciences, Inc.	179,279	16,560
AstraZeneca PLC	96,039	12,502
Amgen, Inc.	47,795	12,457
Sanofi	105,511	10,203
Medtronic PLC	87,393	6,981
UnitedHealth Group, Inc.	9,535	4,823
Bristol-Myers Squibb Co.	81,656	4,619
Roche Holding AG, nonvoting non-registered shares	12,586	3,523
Merck & Co., Inc.	31,200	3,104
Takeda Pharmaceutical Co., Ltd.	94,525	2,506
EssilorLuxottica SA	8,733	2,122
GSK PLC	94,219	1,578
EBOS Group, Ltd.	66,494	1,399
Novartis AG	10,627	1,034
Novo Nordisk AS, Class B	9,851	848
CVS Health Corp.	10,273	461
		131,596

Industrials 9.44%
RTX Corp.	199,530	23,090
Volvo AB, Class B	363,228	8,814
Siemens AG	43,221	8,440
Deutsche Post AG	207,885	7,318
Union Pacific Corp.	25,658	5,851
Paychex, Inc.	40,310	5,652
BAE Systems PLC	387,807	5,564
Honeywell International, Inc.	24,452	5,523
FedEx Corp.	18,032	5,073
RELX PLC	111,209	5,039
Mitsubishi Corp.	277,081	4,533
Canadian National Railway Co. (CAD denominated)	43,378	4,405
Carrier Global Corp.	51,551	3,519
Broadridge Financial Solutions, Inc.	15,234	3,444
Automatic Data Processing, Inc.	11,186	3,275
Marubeni Corp.	205,700	3,082
69	American Funds Insurance Series

Capital Income Builder® (continued)

Common stocks (continued)	Shares	Value (000)
Industrials (continued)
Singapore Technologies Engineering, Ltd.	789,700	$2,693
SGS SA	26,839	2,687
UL Solutions, Inc., Class A	46,532	2,321
Trinity Industries, Inc.	59,105	2,075
Robert Half, Inc.	28,150	1,983
ITOCHU Corp.	40,100	1,974
Airbus SE, non-registered shares	12,164	1,939
Northrop Grumman Corp.	3,377	1,585
Bureau Veritas SA	50,133	1,524
Logista Integral SA, non-registered shares	47,027	1,423
Trelleborg AB, Class B	37,852	1,293
Schneider Electric SE	5,014	1,239
Transurban Group	110,377	913
General Dynamics Corp.	2,967	782
Sulzer AG	5,386	777
PACCAR, Inc.	6,849	712
Brambles, Ltd.	37,217	442
ABB, Ltd.	4,658	251
		129,235

Consumer staples 8.01%
Philip Morris International, Inc.	297,688	35,827
British American Tobacco PLC	386,937	14,031
British American Tobacco PLC (ADR)	38,810	1,410
Mondelez International, Inc., Class A	156,166	9,328
Imperial Brands PLC	238,535	7,623
ITC, Ltd.	839,394	4,739
Nestlé SA	50,868	4,171
PepsiCo, Inc.	24,484	3,723
Altria Group, Inc.	57,408	3,002
Danone SA	44,001	2,961
General Mills, Inc.	40,948	2,611
Kimberly-Clark Corp.	19,036	2,494
Carlsberg A/S, Class B	23,866	2,286
Lamb Weston Holdings, Inc.	32,007	2,139
Sysco Corp.	27,470	2,100
Suntory Beverage & Food, Ltd.	49,000	1,555
WH Group, Ltd.	1,953,000	1,514
Procter & Gamble Co.	7,763	1,301
Molson Coors Beverage Co., Class B, restricted voting shares	21,911	1,256
Target Corp.	8,226	1,112
Coca-Cola Co.	14,818	923
Anheuser-Busch InBev SA/NV	15,143	758
Dollar General Corp.	9,798	743
Pernod Ricard SA	5,529	618
Unilever PLC	8,458	479
Constellation Brands, Inc., Class A	1,891	418
Scandinavian Tobacco Group A/S	24,914	330
Tsingtao Brewery Co., Ltd., Class H	24,000	176
		109,628

Utilities 6.02%
Dominion Energy, Inc.	128,518	6,922
DTE Energy Co.	56,745	6,852
Iberdrola, SA, non-registered shares	482,941	6,650
Engie SA	407,995	6,467
SSE PLC	290,080	5,822
Edison International	71,115	5,678
Sempra	59,912	5,255
Pinnacle West Capital Corp.	61,161	5,185
National Grid PLC	395,276	4,684
CenterPoint Energy, Inc.	144,398	4,582
American Funds Insurance Series	70

Capital Income Builder® (continued)

Common stocks (continued)	Shares	Value (000)
Utilities (continued)
Duke Energy Corp.	40,596	$4,374
E.ON SE	374,067	4,356
Southern Co. (The)	43,268	3,562
Entergy Corp.	33,908	2,571
Power Grid Corporation of India, Ltd.	597,955	2,154
Atmos Energy Corp.	15,323	2,134
AES Corp.	127,763	1,644
Enel SpA	222,605	1,592
SembCorp Industries, Ltd.	254,500	1,028
Power Assets Holdings, Ltd.	127,000	887
		82,399

Energy 5.03%
Exxon Mobil Corp.	127,538	13,719
Canadian Natural Resources, Ltd. (CAD denominated)	350,146	10,811
TC Energy Corp. (CAD denominated)[2]	193,622	9,023
EOG Resources, Inc.	50,071	6,138
TotalEnergies SE	97,307	5,407
Shell PLC (GBP denominated)	143,457	4,453
Shell PLC (ADR)	7,865	493
ConocoPhillips	39,708	3,938
BP PLC	758,103	3,736
EQT Corp.	69,667	3,212
Chevron Corp.	17,862	2,587
South Bow Corp. (CAD denominated)	100,885	2,381
DT Midstream, Inc.	10,047	999
Cenovus Energy, Inc.	56,693	859
Schlumberger NV	16,544	634
Neste OYJ	32,626	412
New Fortress Energy, Inc., Class A6	949	14
		68,816

Consumer discretionary 4.81%
McDonald’s Corp.	45,353	13,147
Home Depot, Inc.	25,170	9,791
LVMH Moët Hennessy-Louis Vuitton SE	9,520	6,225
YUM! Brands, Inc.	30,062	4,033
Midea Group Co., Ltd., Class A	375,775	3,867
Industria de Diseño Textil, SA	70,801	3,625
Darden Restaurants, Inc.	17,846	3,332
Evolution AB	35,832	2,750
Restaurant Brands International, Inc.	41,745	2,721
Tractor Supply Co.	50,210	2,664
Aristocrat Leisure, Ltd.	53,860	2,274
Vail Resorts, Inc.	12,006	2,251
Starbucks Corp.	22,803	2,081
Amadeus IT Group SA, Class A, non-registered shares	23,266	1,637
NEXT PLC	12,561	1,493
Galaxy Entertainment Group, Ltd.	271,000	1,142
Las Vegas Sands Corp.	18,561	953
Compagnie Financière Richemont SA, Class A	5,142	782
OPAP SA	26,284	427
Jumbo SA	13,271	351
International Game Technology PLC	17,882	316
		65,862

Real estate 3.94%
VICI Properties, Inc. REIT	702,458	20,519
Prologis, Inc. REIT	43,252	4,572
American Tower Corp. REIT	23,060	4,229
Extra Space Storage, Inc. REIT	23,933	3,580
Welltower, Inc. REIT	27,916	3,518
71	American Funds Insurance Series

Capital Income Builder® (continued)

Common stocks (continued)	Shares	Value (000)
Real estate (continued)
Rexford Industrial Realty, Inc. REIT	84,140	$3,253
Public Storage REIT	6,113	1,830
Mindspace Business Parks REIT	248,348	1,048
Mindspace Business Parks REIT[5]	132,674	560
Equinix, Inc. REIT	1,676	1,580
CK Asset Holdings, Ltd.	310,500	1,275
Link REIT	292,348	1,237
CTP NV	75,076	1,155
UDR, Inc. REIT	22,406	973
Digital Realty Trust, Inc. REIT	5,406	959
SBA Communications Corp. REIT, Class A	4,536	924
Sun Communities, Inc. REIT	5,518	679
Embassy Office Parks REIT	140,661	607
Lineage, Inc. REIT	9,785	573
Longfor Group Holdings, Ltd.	357,634	461
POWERGRID Infrastructure Investment Trust REIT	322,317	319
Kimco Realty Corp. REIT	5,095	119
		53,970

Communication services 2.57%
Singapore Telecommunications, Ltd.	2,319,700	5,223
Comcast Corp., Class A	129,542	4,862
Koninklijke KPN NV	1,116,121	4,062
T-Mobile US, Inc.	18,087	3,992
Verizon Communications, Inc.	85,602	3,423
Publicis Groupe SA	31,849	3,374
Deutsche Telekom AG	80,793	2,418
América Móvil, SAB de CV, Class B (ADR)	166,757	2,386
TELUS Corp.	120,227	1,630
HKT Trust and HKT, Ltd., units	946,240	1,170
Omnicom Group, Inc.	12,215	1,051
NetEase, Inc.	42,000	749
SoftBank Corp.	312,400	393
Telkom Indonesia (Persero) Tbk PT, Class B	2,242,000	376
		35,109

Materials 2.41%
Air Products and Chemicals, Inc.	27,852	8,078
Rio Tinto PLC	126,549	7,449
Smurfit Westrock PLC	102,884	5,541
Linde PLC	10,070	4,216
Shin-Etsu Chemical Co., Ltd.	49,962	1,652
Anglo American PLC	52,872	1,566
Eastman Chemical Co.	10,469	956
Vale SA (ADR), ordinary nominative shares	91,722	814
Dow, Inc.	14,269	573
Barrick Gold Corp.	32,045	497
Evonik Industries AG	27,512	477
Celanese Corp.	6,215	430
UPM-Kymmene OYJ	15,480	426
Antofagasta PLC	15,107	299
Nitto Denko Corp.	2,500	42
		33,016
Total common stocks (cost: $805,898,000)		1,067,322
American Funds Insurance Series	72

Capital Income Builder® (continued)

Convertible stocks 0.16%	Shares	Value (000)
Utilities 0.16%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	29,939	$1,225
PG&E Corp., Class A, convertible preferred shares, 6.00% 12/1/2027	18,300	911
Total convertible stocks (cost: $2,189,000)		2,136

Bonds, notes & other debt instruments 15.07%	Principal amount (000)
Mortgage-backed obligations 7.20%
Federal agency mortgage-backed obligations 5.90%
Fannie Mae Pool #695412 5.00% 6/1/2033[7]	USD	—	[4]	—	[4]
Fannie Mae Pool #FM2499 2.50% 2/1/2035[7]		872		802
Fannie Mae Pool #AD3566 5.00% 10/1/2035[7]		1		1
Fannie Mae Pool #931768 5.00% 8/1/2039[7]		1		1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[7]		5		5
Fannie Mae Pool #932606 5.00% 2/1/2040[7]		2		2
Fannie Mae Pool #AE0311 3.50% 8/1/2040[7]		7		6
Fannie Mae Pool #AE1248 5.00% 6/1/2041[7]		8		8
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[7]		5		5
Fannie Mae Pool #AE1274 5.00% 10/1/2041[7]		4		4
Fannie Mae Pool #AE1277 5.00% 11/1/2041[7]		3		3
Fannie Mae Pool #AE1283 5.00% 12/1/2041[7]		2		2
Fannie Mae Pool #AE1290 5.00% 2/1/2042[7]		4		4
Fannie Mae Pool #AT0300 3.50% 3/1/2043[7]		1		1
Fannie Mae Pool #AT3954 3.50% 4/1/2043[7]		1		1
Fannie Mae Pool #AY1829 3.50% 12/1/2044[7]		2		2
Fannie Mae Pool #BH3122 4.00% 6/1/2047[7]		1		1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[7]		27		25
Fannie Mae Pool #BK5232 4.00% 5/1/2048[7]		17		16
Fannie Mae Pool #BK6840 4.00% 6/1/2048[7]		23		22
Fannie Mae Pool #BK9743 4.00% 8/1/2048[7]		6		6
Fannie Mae Pool #BK9761 4.50% 8/1/2048[7]		3		3
Fannie Mae Pool #FM3280 3.50% 5/1/2049[7]		31		28
Fannie Mae Pool #FS5372 3.50% 7/1/2049[7]		169		152
Fannie Mae Pool #FS5313 3.50% 1/1/2050[7]		1,939		1,741
Fannie Mae Pool #CA5540 3.00% 4/1/2050[7]		2,684		2,317
Fannie Mae Pool #CA6309 3.00% 7/1/2050[7]		313		273
Fannie Mae Pool #CA6349 3.00% 7/1/2050[7]		118		102
Fannie Mae Pool #CA6740 3.00% 8/1/2050[7]		81		70
Fannie Mae Pool #CA7048 3.00% 9/1/2050[7]		44		38
Fannie Mae Pool #CA7052 3.00% 9/1/2050[7]		13		11
Fannie Mae Pool #CA7381 3.00% 10/1/2050[7]		133		114
Fannie Mae Pool #FM5166 3.00% 12/1/2050[7]		85		73
Fannie Mae Pool #BR4104 2.00% 1/1/2051[7]		44		34
Fannie Mae Pool #FM5509 3.00% 1/1/2051[7]		130		112
Fannie Mae Pool #CB0191 3.00% 4/1/2051[7]		164		141
Fannie Mae Pool #CB0193 3.00% 4/1/2051[7]		20		17
Fannie Mae Pool #FM7909 3.00% 6/1/2051[7]		15		13
Fannie Mae Pool #FM8477 3.00% 8/1/2051[7]		114		98
Fannie Mae Pool #CB2527 2.00% 12/1/2051[7]		176		138
Fannie Mae Pool #CB2787 3.50% 12/1/2051[7]		19		16
Fannie Mae Pool #BV0790 3.50% 1/1/2052[7]		83		74
Fannie Mae Pool #FS0647 3.00% 2/1/2052[7]		844		730
Fannie Mae Pool #FS0752 3.00% 3/1/2052[7]		481		413
Fannie Mae Pool #CB3179 3.50% 3/1/2052[7]		284		253
Fannie Mae Pool #MA4626 4.00% 6/1/2052[7]		110		100
Fannie Mae Pool #BV8976 5.00% 8/1/2052[7]		55		53
Fannie Mae Pool #FS3056 2.00% 10/1/2052[7]		154		120
Fannie Mae Pool #BW1289 5.50% 10/1/2052[7]		114		112
Fannie Mae Pool #BW1243 5.50% 10/1/2052[7]		103		102
Fannie Mae Pool #MA4842 5.50% 12/1/2052[7]		156		154
Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]		99		98
Fannie Mae Pool #CB5986 5.00% 3/1/2053[7]		92		89
73	American Funds Insurance Series

Capital Income Builder® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB6012 4.00% 4/1/2053[7]	USD	808	$740
Fannie Mae Pool #MA4978 5.00% 4/1/2053[7]		74	72
Fannie Mae Pool #BX9827 5.00% 5/1/2053[7]		3,189	3,085
Fannie Mae Pool #FS4563 5.00% 5/1/2053[7]		61	59
Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]		266	263
Fannie Mae Pool #MA5011 6.00% 5/1/2053[7]		1,493	1,503
Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]		329	326
Fannie Mae Pool #CB6485 6.00% 6/1/2053[7]		395	397
Fannie Mae Pool #CB6486 6.00% 6/1/2053[7]		243	246
Fannie Mae Pool #CB6465 6.00% 6/1/2053[7]		184	186
Fannie Mae Pool #MA5089 4.00% 7/1/2053[7]		277	254
Fannie Mae Pool #MA5070 4.50% 7/1/2053[7]		102	96
Fannie Mae Pool #MA5071 5.00% 7/1/2053[7]		128	124
Fannie Mae Pool #BU4112 5.00% 7/1/2053[7]		94	91
Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]		855	846
Fannie Mae Pool #MA5139 6.00% 9/1/2053[7]		437	439
Fannie Mae Pool #MA5177 4.00% 10/1/2053[7]		940	860
Fannie Mae Pool #MA5165 5.50% 10/1/2053[7]		9	9
Fannie Mae Pool #MA5166 6.00% 10/1/2053[7]		48	49
Fannie Mae Pool #MA5167 6.50% 10/1/2053[7]		2,271	2,322
Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]		714	718
Fannie Mae Pool #CB7426 6.50% 11/1/2053[7]		75	77
Fannie Mae Pool #FS6509 7.00% 11/1/2053[7]		355	368
Fannie Mae Pool #CB7626 6.50% 12/1/2053[7]		28	28
Fannie Mae Pool #FS6767 6.50% 1/1/2054[7]		30	31
Fannie Mae Pool #CB8151 5.50% 3/1/2054[7]		894	883
Fannie Mae Pool #CB8168 6.00% 3/1/2054[7]		125	126
Fannie Mae Pool #MA5295 6.00% 3/1/2054[7]		67	68
Fannie Mae Pool #CB8328 5.50% 4/1/2054[7]		992	985
Fannie Mae Pool #MA5329 6.50% 4/1/2054[7]		324	331
Fannie Mae Pool #FS7810 7.00% 4/1/2054[7]		662	687
Fannie Mae Pool #MA5354 6.00% 5/1/2054[7]		124	125
Fannie Mae Pool #MA5355 6.50% 5/1/2054[7]		45	46
Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]		412	418
Fannie Mae Pool #DB6878 6.00% 6/1/2054[7]		133	134
Fannie Mae Pool #FS8223 6.00% 6/1/2054[7]		27	27
Fannie Mae Pool #FS8219 6.00% 6/1/2054[7]		19	19
Fannie Mae Pool #BU4699 5.50% 7/1/2054[7]		157	156
Fannie Mae Pool #MA5421 6.00% 7/1/2054[7]		854	860
Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]		194	196
Fannie Mae Pool #CB8858 6.00% 7/1/2054[7]		173	174
Fannie Mae Pool #DB6905 6.00% 7/1/2054[7]		113	114
Fannie Mae Pool #FS8318 6.00% 7/1/2054[7]		104	105
Fannie Mae Pool #DB6901 6.00% 7/1/2054[7]		87	87
Fannie Mae Pool #DB7039 6.00% 7/1/2054[7]		20	20
Fannie Mae Pool #MA5422 6.50% 7/1/2054[7]		31	32
Fannie Mae Pool #FS8757 6.00% 8/1/2054[7]		2,836	2,871
Fannie Mae Pool #MA5445 6.00% 8/1/2054[7]		364	366
Fannie Mae Pool #DC0296 6.00% 8/1/2054[7]		10	10
Fannie Mae Pool #DB7687 6.00% 8/1/2054[7]		10	10
Fannie Mae Pool #FS8756 6.00% 8/1/2054[7]		10	10
Fannie Mae Pool #DB7690 6.00% 8/1/2054[7]		9	9
Fannie Mae Pool #BU4916 6.00% 8/1/2054[7]		8	8
Fannie Mae Pool #MA5446 6.50% 8/1/2054[7]		5,326	5,441
Fannie Mae Pool #CB9071 6.50% 8/1/2054[7]		20	20
Fannie Mae Pool #BU4967 5.50% 9/1/2054[7]		2,965	2,927
Fannie Mae Pool #MA5470 5.50% 9/1/2054[7]		424	419
Fannie Mae Pool #FS9001 5.50% 9/1/2054[7]		35	35
Fannie Mae Pool #BU5165 5.50% 11/1/2054[7]		242	240
Fannie Mae Pool #MA5550 4.00% 12/1/2054[7]		29	27
Fannie Mae Pool #DC9197 4.50% 12/1/2054[7]		603	567
American Funds Insurance Series	74

Capital Income Builder® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DC7351 4.50% 12/1/2054[7]	USD	7	$6
Fannie Mae Pool #BU5259 6.50% 12/1/2054[7]		14	14
Fannie Mae Pool #BF0142 5.50% 8/1/2056[7]		338	344
Fannie Mae Pool #BF0342 5.50% 1/1/2059[7]		227	227
Fannie Mae Pool #BM6737 4.50% 11/1/2059[7]		560	533
Fannie Mae Pool #BF0497 3.00% 7/1/2060[7]		384	321
Freddie Mac Pool #SC0149 2.00% 3/1/2041[7]		66	55
Freddie Mac Pool #RB0544 2.00% 6/1/2041[7]		115	96
Freddie Mac Pool #Q15874 4.00% 2/1/2043[7]		1	1
Freddie Mac Pool #G67711 4.00% 3/1/2048[7]		190	177
Freddie Mac Pool #Q55971 4.00% 5/1/2048[7]		15	14
Freddie Mac Pool #Q56175 4.00% 5/1/2048[7]		13	12
Freddie Mac Pool #Q55970 4.00% 5/1/2048[7]		7	7
Freddie Mac Pool #Q56599 4.00% 6/1/2048[7]		23	22
Freddie Mac Pool #Q57242 4.50% 7/1/2048[7]		10	10
Freddie Mac Pool #Q58411 4.50% 9/1/2048[7]		42	40
Freddie Mac Pool #Q58436 4.50% 9/1/2048[7]		22	21
Freddie Mac Pool #Q58378 4.50% 9/1/2048[7]		15	15
Freddie Mac Pool #ZT1704 4.50% 1/1/2049[7]		994	951
Freddie Mac Pool #RA3384 3.00% 8/1/2050[7]		13	12
Freddie Mac Pool #RA3506 3.00% 9/1/2050[7]		142	122
Freddie Mac Pool #RA5901 3.00% 9/1/2051[7]		67	58
Freddie Mac Pool #RA6347 3.00% 11/1/2051[7]		138	118
Freddie Mac Pool #SD2629 2.50% 1/1/2052[7]		50	40
Freddie Mac Pool #SD8213 3.00% 5/1/2052[7]		826	703
Freddie Mac Pool #SD8220 3.00% 6/1/2052[7]		472	401
Freddie Mac Pool #QE4383 4.00% 6/1/2052[7]		328	301
Freddie Mac Pool #RA7556 4.50% 6/1/2052[7]		796	750
Freddie Mac Pool #SD8225 3.00% 7/1/2052[7]		195	166
Freddie Mac Pool #SD8242 3.00% 9/1/2052[7]		115	98
Freddie Mac Pool #SD1584 4.50% 9/1/2052[7]		172	165
Freddie Mac Pool #QE9222 5.00% 9/1/2052[7]		603	584
Freddie Mac Pool #QF0924 5.50% 9/1/2052[7]		290	286
Freddie Mac Pool #SD5845 3.50% 11/1/2052[7]		2,520	2,233
Freddie Mac Pool #SD2948 5.50% 11/1/2052[7]		107	106
Freddie Mac Pool #SD2602 3.00% 12/1/2052[7]		23	20
Freddie Mac Pool #SD4116 4.50% 12/1/2052[7]		454	428
Freddie Mac Pool #SD8286 4.00% 1/1/2053[7]		785	719
Freddie Mac Pool #SD2716 5.00% 4/1/2053[7]		98	95
Freddie Mac Pool #SD8316 5.50% 4/1/2053[7]		543	537
Freddie Mac Pool #SD8324 5.50% 5/1/2053[7]		411	407
Freddie Mac Pool #SD8329 5.00% 6/1/2053[7]		32	31
Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]		1,026	1,014
Freddie Mac Pool #SD3175 6.00% 6/1/2053[7]		81	82
Freddie Mac Pool #RA9294 6.50% 6/1/2053[7]		16	17
Freddie Mac Pool #RA9289 6.50% 6/1/2053[7]		13	14
Freddie Mac Pool #RA9292 6.50% 6/1/2053[7]		14	14
Freddie Mac Pool #RA9288 6.50% 6/1/2053[7]		13	13
Freddie Mac Pool #RA9287 6.50% 6/1/2053[7]		9	9
Freddie Mac Pool #RA9290 6.50% 6/1/2053[7]		6	7
Freddie Mac Pool #RA9291 6.50% 6/1/2053[7]		5	5
Freddie Mac Pool #RA9295 6.50% 6/1/2053[7]		3	3
Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]		2,267	2,242
Freddie Mac Pool #SD3432 6.00% 7/1/2053[7]		20	20
Freddie Mac Pool #SD8362 5.50% 9/1/2053[7]		18	18
Freddie Mac Pool #SD8367 5.50% 10/1/2053[7]		224	221
Freddie Mac Pool #SD8369 6.50% 10/1/2053[7]		1,368	1,397
Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]		881	852
Freddie Mac Pool #SD8372 5.50% 11/1/2053[7]		47	47
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[7]		10	10
Freddie Mac Pool #SD8392 4.00% 12/1/2053[7]		54	50
75	American Funds Insurance Series

Capital Income Builder® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8386 7.00% 12/1/2053[7]	USD	1,155	$1,199
Freddie Mac Pool #SD4693 6.50% 1/1/2054[7]		8	9
Freddie Mac Pool #SD8398 7.00% 1/1/2054[7]		2,862	2,970
Freddie Mac Pool #SD8401 5.50% 2/1/2054[7]		17	17
Freddie Mac Pool #SD8402 6.00% 2/1/2054[7]		1,410	1,417
Freddie Mac Pool #SD8403 6.50% 2/1/2054[7]		183	187
Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]		918	906
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[7]		19	18
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[7]		9	9
Freddie Mac Pool #SD5303 6.00% 4/1/2054[7]		471	476
Freddie Mac Pool #QI3333 6.00% 4/1/2054[7]		10	10
Freddie Mac Pool #RJ1512 5.50% 5/1/2054[7]		278	276
Freddie Mac Pool #SD8432 6.00% 5/1/2054[7]		297	298
Freddie Mac Pool #SD5692 6.00% 5/1/2054[7]		18	18
Freddie Mac Pool #QI7522 5.50% 6/1/2054[7]		125	123
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]		24	24
Freddie Mac Pool #SD8439 6.00% 6/1/2054[7]		127	127
Freddie Mac Pool #QI8872 5.50% 7/1/2054[7]		77	77
Freddie Mac Pool #SD8447 6.00% 7/1/2054[7]		390	392
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[7]		303	308
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[7]		258	261
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[7]		220	223
Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]		79	80
Freddie Mac Pool #SD5813 6.00% 7/1/2054[7]		19	20
Freddie Mac Pool #SD5896 6.00% 7/1/2054[7]		18	18
Freddie Mac Pool #SD8454 6.00% 8/1/2054[7]		254	255
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[7]		19	20
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[7]		19	20
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[7]		20	20
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[7]		19	19
Freddie Mac Pool #SD6029 6.00% 8/1/2054[7]		10	10
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[7]		6	6
Freddie Mac Pool #RJ2223 6.50% 8/1/2054[7]		18	19
Freddie Mac Pool #SD8455 6.50% 8/1/2054[7]		7	7
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[7]		39	39
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[7]		20	20
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[7]		20	20
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[7]		19	19
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[7]		9	9
Freddie Mac Pool #SD8471 6.50% 10/1/2054[7]		232	237
Freddie Mac Pool #SD8484 4.00% 11/1/2054[7]		33	30
Freddie Mac Pool #RJ2851 4.50% 11/1/2054[7]		86	81
Freddie Mac Pool #RJ2860 5.00% 11/1/2054[7]		55	53
Freddie Mac Pool #RJ2917 5.50% 11/1/2054[7]		67	66
Freddie Mac Pool #RJ2922 6.00% 11/1/2054[7]		19	19
Freddie Mac Pool #SD8487 4.00% 12/1/2054[7]		55	50
Freddie Mac Pool #SD8490 4.50% 12/1/2054[7]		120	113
Freddie Mac Pool #QX1414 5.50% 12/1/2054[7]		341	337
Freddie Mac Pool #SD8486 6.50% 1/1/2055[7]		4	4
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[7,8]		160	155
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[7,8]		94	88
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[7]		198	182
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[7,8]		190	176
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[7,8]		84	74
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[7]		70	62
American Funds Insurance Series	76

Capital Income Builder® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[7]	USD	15		$14
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 7/25/2058[7]		864		755
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[7]		308		292
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[7]		485		458
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 10/25/2058[7]		13		13
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[7]		9		8
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[7]		728		699
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 9/25/2029[7]		1,050		981
Government National Mortgage Assn. 5.50% 1/1/2055[7,9]		609		604
Government National Mortgage Assn. Pool #MA5764 4.50% 2/20/2049[7]		169		162
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[7]		2,932		2,705
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[7]		62		57
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[7]		222		204
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[7]		398		387
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[7]		1,066		1,036
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[7]		26		24
Government National Mortgage Assn. Pool #694836 5.682% 9/20/2059[7]		—	[4]	—	[4]
Government National Mortgage Assn. Pool #766525 4.70% 11/20/2062[7]		—	[4]	—	[4]
Government National Mortgage Assn. Pool #725893 5.20% 9/20/2064[7]		—	[4]	—	[4]
Uniform Mortgage-Backed Security 2.50% 1/1/2040[7,9]		801		727
Uniform Mortgage-Backed Security 2.00% 1/1/2055[7,9]		60		47
Uniform Mortgage-Backed Security 2.50% 1/1/2055[7,9]		76		62
Uniform Mortgage-Backed Security 3.50% 1/1/2055[7,9]		799		707
Uniform Mortgage-Backed Security 4.50% 1/1/2055[7,9]		560		526
Uniform Mortgage-Backed Security 5.00% 1/1/2055[7,9]		316		305
Uniform Mortgage-Backed Security 4.50% 2/1/2055[7,9]		689		648
				80,823

Collateralized mortgage-backed obligations (privately originated) 0.67%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,7,8]		98		86
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,7,10]		671		642
BINOM Securitization Trust, Series 2022-RPL1, Class A1, 3.00% 2/25/2061[1,7,8]		64		58
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,7]		76		69
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,7,8]		226		223
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,7,8]		426		414
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,7,8]		149		139
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,7,8]		8		7
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.969% 12/25/2042[1,7,8]		31		32
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[1,7,8]		285		288
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[1,7,8]		99		99
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[1,7,8]		89		89
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.169% 9/25/2044[1,7,8]		87		88
Finance of America Structured Securities Trust, Series 2019-JR4, Class A, 2.00% 11/25/2069[1,7]		61		62
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.569% 4/25/2042[1,7,8]		61		62
77	American Funds Insurance Series

 Capital Income Builder® (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.769% 5/25/2042[1,7,8]	USD	11	$11
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[1,7,8]		16	16
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.269% 9/25/2042[1,7,8]		64	68
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.769% 5/25/2044[1,7,8]		236	237
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 6.019% 10/25/2044[1,7,8]		90	90
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA1, Class M2, (30-day Average USD-SOFR + 1.814%) 6.383% 1/25/2050[1,7,8]		39	39
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 6.533% 2/25/2050[1,7,8]		224	226
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,7,10]		118	119
Home Partners of America Trust, Series 2022-1, Class A, 3.93% 4/17/2039[1,7]		87	85
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[1,7,10]		872	875
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,7,10]		143	142
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[1,7,10]		61	60
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[1,7,10]		102	102
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028)[1,7,10]		592	586
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[1,7,10]		150	152
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.627% 3/25/2053[1,7,8]		165	162
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,7,10]		205	207
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,7,10]		441	445
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,7,10]		1,132	1,136
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029[1,7]		554	504
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,7]		97	93
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,7]		309	282
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,7,8]		7	6
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.147% 10/17/2041[1,7,8]		140	141
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 7/25/2057[1,7,8]		2	2
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057[1,7,8]		22	21
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 3/25/2058[1,7,8]		22	22
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 7/25/2058[1,7,8]		13	13
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,7]		355	319
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,3]		94	94
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,7]		195	187
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,7]		167	165
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,7,10]		90	91
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[1,7,8]		107	107
			9,163

American Funds Insurance Series	78

Capital Income Builder® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities 0.63%
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.59% 11/10/2029[1,7,8]	USD	296	$295
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[7]		41	42
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[7,8]		122	126
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.295% 4/15/2037[1,7,8]		329	331
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.512% 6/15/2027[1,7,8]		332	334
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2034[1,7,8]		106	106
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[1,7,8]		648	647
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[1,7,8]		266	265
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.158% 10/15/2036[1,7,8]		100	100
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.888% 4/15/2037[1,7,8]		119	120
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.182% 6/15/2038[1,7,8]		152	152
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.912% 6/15/2038[1,7,8]		88	88
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.012% 11/15/2038[1,7,8]		87	86
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[1,7,8]		181	183
BX Trust, Series 2022-PSB, Class A, (1-month USD CME Term SOFR + 2.451%) 6.848% 8/15/2039[1,7,8]		51	51
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,7,8]		590	584
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[1,7,8]		100	101
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,7,8]		120	121
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,7,8]		237	241
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,7,8]		574	582
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,7,8]		583	589
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,7,8]		530	536
ELM Trust 2024, Series 2024-ELM, Class B10, 5.995% 6/10/2039[1,7,8]		213	215
ELM Trust 2024, Series 2024-ELM, Class B15, 5.995% 6/10/2039[1,7,8]		191	193
ELM Trust 2024, Series 2024-ELM, Class C15, 6.189% 6/10/2039[1,7,8]		133	134
ELM Trust 2024, Series 2024-ELM, Class C10, 6.189% 6/10/2039[1,7,8]		120	121
ELM Trust 2024, Series 2024-ELM, Class D10, 6.626% 6/10/2039[1,7,8]		100	101
ELM Trust 2024, Series 2024-ELM, Class D15, 6.674% 6/10/2039[1,7,8]		100	101
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[1,7,8]		88	88
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[7]		73	74
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,7]		187	193
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041[1,7,8]		592	589
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD CME Term SOFR + 1.264%) 5.844% 5/17/2038[1,7,8]		300	300
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,7,8]		100	101
HTL Commercial Mortgage Trust, Series 2024-T53, Class B, 6.555% 5/10/2039[1,7,8]		243	246
Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[1,7,8]		112	113
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.242% 11/15/2038[1,7,8]		345	345
			8,594
Total mortgage-backed obligations			98,580
79	American Funds Insurance Series

Capital Income Builder® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 4.26%
U.S. Treasury 4.26%
U.S. Treasury 3.875% 3/31/2025	USD	5,877	$5,871
U.S. Treasury 4.625% 6/30/2025		4,793	4,805
U.S. Treasury 4.00% 2/15/2026		2,369	2,363
U.S. Treasury 0.75% 3/31/2026		1	1
U.S. Treasury 0.75% 5/31/2026		3,850	3,668
U.S. Treasury 1.875% 6/30/2026		3,855	3,725
U.S. Treasury 1.125% 10/31/2026		995	941
U.S. Treasury 2.00% 11/15/2026[11]		2,800	2,688
U.S. Treasury 4.625% 11/15/2026		1,200	1,208
U.S. Treasury 4.25% 11/30/2026		4,205	4,205
U.S. Treasury 4.00% 1/15/2027		6,541	6,511
U.S. Treasury 0.50% 4/30/2027		2,375	2,179
U.S. Treasury 2.625% 5/31/2027		80	77
U.S. Treasury 4.00% 12/15/2027		7,217	7,163
U.S. Treasury 4.00% 2/29/2028		745	739
U.S. Treasury 1.25% 3/31/2028		1,350	1,227
U.S. Treasury 3.625% 3/31/2028		4	3
U.S. Treasury 4.00% 7/31/2029		25	25
U.S. Treasury 4.375% 12/31/2029		390	390
U.S. Treasury 4.00% 2/28/2030		1,169	1,148
U.S. Treasury 6.25% 5/15/2030		345	375
U.S. Treasury 4.50% 12/31/2031		1,501	1,507
U.S. Treasury 4.125% 11/15/2032		9	9
U.S. Treasury 4.375% 5/15/2034		18	18
U.S. Treasury 4.25% 11/15/2034		213	208
U.S. Treasury 4.50% 8/15/2039		1,045	1,018
U.S. Treasury 4.75% 2/15/2041[11]		1,730	1,724
U.S. Treasury 2.00% 11/15/2041		300	202
U.S. Treasury 4.125% 8/15/2044		722	654
U.S. Treasury 2.375% 5/15/2051[11]		196	124
U.S. Treasury 4.00% 11/15/2052		152	133
U.S. Treasury 4.25% 8/15/2054[11]		3,744	3,426
Total U.S. Treasury bonds & notes			58,335

Corporate bonds, notes & loans 2.34%
Financials 0.45%
American Express Co. 4.90% 2/13/2026		28	28
American International Group, Inc. 5.125% 3/27/2033		17	17
Aon Corp. 5.35% 2/28/2033		21	21
Arthur J. Gallagher & Co. 4.85% 12/15/2029		58	58
Arthur J. Gallagher & Co. 5.00% 2/15/2032		7	7
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[10]		26	23
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[10]		238	200
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[10]		118	117
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[10]		75	75
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,10]		400	404
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,10]		200	202
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[10]		43	44
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[10]		45	47
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[10]		95	97
Chubb INA Holdings, LLC 5.00% 3/15/2034		35	35
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[10]		85	85
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[10]		35	30
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[10]		50	51
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[10]		120	122
Corebridge Financial, Inc. 3.85% 4/5/2029		180	172
Corebridge Financial, Inc. 3.90% 4/5/2032		32	29
Corebridge Financial, Inc. 4.35% 4/5/2042		7	6
American Funds Insurance Series	80

Capital Income Builder® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Danske Bank AS 4.298% 4/1/2028
(1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[1,10]	USD	200	$197
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[10]		300	314
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[10]		150	147
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[10]		5	5
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[10]		60	61
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[10]		111	96
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[10]		80	81
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[10]		40	39
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[10]		78	78
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[10]		65	65
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[10]		73	72
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[10]		50	51
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[10]		198	197
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[10]		20	17
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[10]		55	55
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[10]		75	77
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[10]		328	325
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035		25	24
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055		25	24
Mastercard, Inc. 4.875% 3/9/2028		31	31
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027)[10]		25	25
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[10]		140	142
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[10]		35	35
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[10]		40	41
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[10]		57	56
Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[10]		488	478
Navient Corp. 5.00% 3/15/2027		150	147
New York Life Global Funding 3.00% 1/10/2028[1]		150	143
PNC Financial Services Group, Inc. 5.812% 6/12/2026 (USD-SOFR + 1.322% on 6/12/2025)[10]		35	35
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[10]		50	51
Ryan Specialty, LLC 5.875% 8/1/2032[1]		100	99
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[10]		28	28
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[10]		11	11
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[10]		50	49
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[10]		10	10
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[10]		40	40
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028)[10]		70	72
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[10]		85	86
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[1,10]		200	203
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,10]		374	353
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[10]		98	100
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[10]		84	84
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[10]		104	111
			6,225

Health care 0.39%
AbbVie, Inc. 5.05% 3/15/2034		175	173
AbbVie, Inc. 5.35% 3/15/2044		25	24
AbbVie, Inc. 5.40% 3/15/2054		240	231
AbbVie, Inc. 5.50% 3/15/2064		25	24
Amgen, Inc. 5.507% 3/2/2026		30	30
Amgen, Inc. 5.15% 3/2/2028		55	55
Amgen, Inc. 4.05% 8/18/2029		100	96
Amgen, Inc. 5.25% 3/2/2030		124	125
Amgen, Inc. 4.20% 3/1/2033		133	123
Amgen, Inc. 5.25% 3/2/2033		71	70
81	American Funds Insurance Series

Capital Income Builder® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Amgen, Inc. 5.60% 3/2/2043	USD	105	$102
Amgen, Inc. 4.20% 2/22/2052		19	15
Amgen, Inc. 4.875% 3/1/2053		25	21
Amgen, Inc. 5.65% 3/2/2053		37	36
Amgen, Inc. 5.75% 3/2/2063		85	82
Astrazeneca Finance, LLC 5.00% 2/26/2034		50	49
Baxter International, Inc. 3.132% 12/1/2051		25	16
Bristol-Myers Squibb Co. 4.90% 2/22/2029		95	95
Bristol-Myers Squibb Co. 5.10% 2/22/2031		260	262
Bristol-Myers Squibb Co. 5.20% 2/22/2034		295	295
Bristol-Myers Squibb Co. 5.50% 2/22/2044		25	25
Bristol-Myers Squibb Co. 5.55% 2/22/2054		325	316
Bristol-Myers Squibb Co. 5.65% 2/22/2064		100	96
Centene Corp. 4.625% 12/15/2029		530	502
Centene Corp. 3.375% 2/15/2030		179	160
Centene Corp. 2.625% 8/1/2031		40	33
CVS Health Corp. 5.125% 2/21/2030		50	49
CVS Health Corp. 5.25% 2/21/2033		23	22
CVS Health Corp. 5.70% 6/1/2034		97	95
CVS Health Corp. 6.00% 6/1/2044		50	47
CVS Health Corp. 5.625% 2/21/2053		55	49
CVS Health Corp. 6.05% 6/1/2054		50	47
Elevance Health, Inc. 4.95% 11/1/2031		30	30
Elevance Health, Inc. 5.20% 2/15/2035		13	13
Gilead Sciences, Inc. 1.65% 10/1/2030		8	7
HCA, Inc. 2.375% 7/15/2031		18	15
Humana, Inc. 3.70% 3/23/2029		12	11
Humana, Inc. 5.375% 4/15/2031		35	35
Medline Borrower, LP 6.25% 4/1/2029[1]		380	384
Merck & Co., Inc. 1.70% 6/10/2027		118	111
Merck & Co., Inc. 3.40% 3/7/2029		110	105
Merck & Co., Inc. 4.50% 5/17/2033		35	34
Merck & Co., Inc. 4.90% 5/17/2044		35	32
Molina Healthcare, Inc. 3.875% 5/15/2032[1]		40	35
Pfizer Investment Enterprises Pte., Ltd. 4.65% 5/19/2030		10	10
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		23	22
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		17	16
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026		7	7
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		362	354
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		600	647
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		89	64
			5,297

Consumer discretionary 0.24%
Advance Auto Parts, Inc. 3.90% 4/15/2030		18	16
Advance Auto Parts, Inc. 3.50% 3/15/2032		12	10
Bath & Body Works, Inc. 6.875% 11/1/2035		150	154
BMW US Capital, LLC 4.15% 4/9/2030[1]		290	277
BMW US Capital, LLC 3.70% 4/1/2032[1]		25	23
Daimler Trucks Finance North America, LLC 5.15% 1/16/2026[1]		150	151
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[1]		150	151
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[1]		150	126
Ford Motor Credit Co., LLC 2.30% 2/10/2025		200	199
Ford Motor Credit Co., LLC 5.125% 6/16/2025		695	695
Ford Motor Credit Co., LLC 2.70% 8/10/2026		306	294
Ford Motor Credit Co., LLC 4.95% 5/28/2027		604	599
Ford Motor Credit Co., LLC 6.798% 11/7/2028		200	207
General Motors Financial Co., Inc. 5.45% 9/6/2034		27	26
Hyundai Capital America 5.275% 6/24/2027[1]		55	56
McDonald’s Corp. 3.60% 7/1/2030		12	11
American Funds Insurance Series	82

Capital Income Builder® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
McDonald’s Corp. 4.60% 9/9/2032	USD	3	$3
McDonald’s Corp. 4.95% 8/14/2033		3	3
McDonald’s Corp. 5.15% 9/9/2052		10	9
Toyota Motor Credit Corp. 5.40% 11/10/2025		228	230
			3,240

Energy 0.23%
Apache Corp. 4.25% 1/15/2030		385	362
Baytex Energy Corp. 7.375% 3/15/2032[1]		600	585
Cenovus Energy, Inc. 5.40% 6/15/2047		44	39
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[1]		9	9
Crescent Energy Finance, LLC 7.375% 1/15/2033[1]		270	263
Diamondback Energy, Inc. 5.40% 4/18/2034		41	40
Energy Transfer, LP 6.10% 12/1/2028		41	43
Energy Transfer, LP 5.25% 7/1/2029		23	23
Energy Transfer, LP 6.40% 12/1/2030		34	36
Enterprise Products Operating, LLC 4.95% 2/15/2035		6	6
Equinor ASA 2.375% 5/22/2030		365	324
Hilcorp Energy I, LP 6.875% 5/15/2034[1]		400	374
NFE Financing, LLC 12.00% 11/15/2029[1]		148	156
Petroleos Mexicanos 6.50% 1/23/2029		20	19
Petroleos Mexicanos 8.75% 6/2/2029		177	177
Saudi Arabian Oil Co. 5.75% 7/17/2054[1]		200	188
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[1]		3	3
TotalEnergies Capital SA 4.724% 9/10/2034		17	16
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]		595	533
			3,196

Communication services 0.20%
América Móvil, SAB de CV 8.46% 12/18/2036	MXN	1,300	53
AT&T, Inc. 3.50% 6/1/2041	USD	75	57
CCO Holdings, LLC 4.75% 2/1/2032[1]		25	22
CCO Holdings, LLC 4.25% 1/15/2034[1]		655	532
Charter Communications Operating, LLC 6.10% 6/1/2029		41	42
Meta Platforms, Inc. 4.30% 8/15/2029		40	39
Meta Platforms, Inc. 4.75% 8/15/2034		53	52
Meta Platforms, Inc. 5.40% 8/15/2054		29	28
Meta Platforms, Inc. 5.55% 8/15/2064		40	39
Netflix, Inc. 4.90% 8/15/2034		16	16
Netflix, Inc. 5.40% 8/15/2054		6	6
SBA Tower Trust 1.631% 11/15/2026[1]		253	237
Sirius XM Radio, LLC 4.00% 7/15/2028[1]		780	720
T-Mobile USA, Inc. 3.875% 4/15/2030		625	588
T-Mobile USA, Inc. 2.55% 2/15/2031		203	175
T-Mobile USA, Inc. 6.00% 6/15/2054		69	70
Verizon Communications, Inc. 1.75% 1/20/2031		142	117
			2,793

Utilities 0.19%
AEP Transmission Co., LLC 3.80% 6/15/2049		45	34
Consumers Energy Co. 4.625% 5/15/2033		25	24
DTE Energy Co. 3.00% 3/1/2032		42	37
Duke Energy Florida, LLC 5.95% 11/15/2052		25	25
Edison International 4.125% 3/15/2028		132	128
Edison International 5.45% 6/15/2029		25	25
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,10]		200	226
Eversource Energy 5.50% 1/1/2034		25	25
FirstEnergy Corp. 2.65% 3/1/2030		393	349
83	American Funds Insurance Series

Capital Income Builder® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
FirstEnergy Corp. 2.25% 9/1/2030	USD	107	$92
Florida Power & Light Co. 5.05% 4/1/2028		70	71
Florida Power & Light Co. 5.10% 4/1/2033		35	35
NiSource, Inc. 5.40% 6/30/2033		25	25
Pacific Gas and Electric Co. 2.95% 3/1/2026		97	95
Pacific Gas and Electric Co. 3.75% 7/1/2028		105	100
Pacific Gas and Electric Co. 4.65% 8/1/2028		284	280
Pacific Gas and Electric Co. 2.50% 2/1/2031		375	321
Pacific Gas and Electric Co. 6.40% 6/15/2033		50	53
Pacific Gas and Electric Co. 5.80% 5/15/2034		50	51
Pacific Gas and Electric Co. 4.95% 7/1/2050		162	141
Pacific Gas and Electric Co. 5.90% 10/1/2054		25	25
PacifiCorp 5.30% 2/15/2031		35	35
PacifiCorp 5.50% 5/15/2054		95	89
PacifiCorp 5.80% 1/15/2055		25	24
Southern California Edison Co. 5.20% 6/1/2034		40	40
Southern California Edison Co. 3.60% 2/1/2045		206	152
Union Electric Co. 3.90% 4/1/2052		25	19
WEC Energy Group, Inc. 5.15% 10/1/2027		25	25
			2,546

Industrials 0.18%
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[1,3,8,12]		300	298
BAE Systems PLC 5.30% 3/26/2034[1]		200	199
Boeing Co. (The) 2.75% 2/1/2026		91	89
Boeing Co. (The) 6.259% 5/1/2027		376	385
Boeing Co. (The) 6.298% 5/1/2029		12	12
Boeing Co. (The) 3.625% 2/1/2031		178	162
Boeing Co. (The) 6.388% 5/1/2031		92	96
Boeing Co. (The) 6.528% 5/1/2034		585	613
Boeing Co. (The) 5.805% 5/1/2050		80	74
Boeing Co. (The) 6.858% 5/1/2054		56	60
Canadian Pacific Railway Co. 3.10% 12/2/2051		102	66
Carrier Global Corp. 3.577% 4/5/2050		3	2
CSX Corp. 4.75% 11/15/2048		50	44
CSX Corp. 4.50% 11/15/2052		35	30
L3Harris Technologies, Inc. 5.40% 7/31/2033		15	15
L3Harris Technologies, Inc. 5.60% 7/31/2053		13	13
Lockheed Martin Corp. 5.10% 11/15/2027		19	19
Lockheed Martin Corp. 5.20% 2/15/2064		8	7
Moog, Inc. 4.25% 12/9/2027[1]		55	53
Norfolk Southern Corp. 5.35% 8/1/2054		51	49
Northrop Grumman Corp. 4.95% 3/15/2053		21	19
Republic Services, Inc. 5.00% 4/1/2034		13	13
RTX Corp. 6.00% 3/15/2031		35	37
RTX Corp. 6.10% 3/15/2034		27	28
RTX Corp. 6.40% 3/15/2054		22	24
Union Pacific Corp. 2.80% 2/14/2032		17	15
Union Pacific Corp. 3.50% 2/14/2053		20	14
Waste Management, Inc. 4.625% 2/15/2030		60	59
Waste Management, Inc. 4.95% 3/15/2035		16	16
Waste Management, Inc. 5.35% 10/15/2054		25	24
			2,535

Real estate 0.18%
American Tower Corp. 4.05% 3/15/2032		11	10
Boston Properties, LP 2.45% 10/1/2033		7	5
Boston Properties, LP 6.50% 1/15/2034		38	40
Boston Properties, LP 5.75% 1/15/2035		95	93
American Funds Insurance Series	84

Capital Income Builder® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Crown Castle, Inc. 5.00% 1/11/2028	USD	54	$54
Equinix, Inc. 1.55% 3/15/2028		25	23
Equinix, Inc. 3.20% 11/18/2029		144	133
Iron Mountain, Inc. 4.50% 2/15/2031[1]		530	485
Kennedy-Wilson, Inc. 5.00% 3/1/2031		550	483
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]		20	21
MPT Operating Partnership, LP 5.00% 10/15/2027		475	401
Prologis, LP 5.00% 3/15/2034		40	39
Service Properties Trust 8.375% 6/15/2029		680	658
			2,445

Materials 0.12%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026		35	35
BHP Billiton Finance (USA), Ltd. 4.75% 2/28/2028		35	35
BHP Billiton Finance (USA), Ltd. 4.90% 2/28/2033		16	16
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033		7	7
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053		15	15
Celanese US Holdings, LLC 6.60% 11/15/2028		36	37
Celanese US Holdings, LLC 6.80% 11/15/2030		27	28
Celanese US Holdings, LLC 6.379% 7/15/2032		10	10
Celanese US Holdings, LLC 6.95% 11/15/2033		23	24
Consolidated Energy Finance SA 5.625% 10/15/2028[1]		750	612
Dow Chemical Co. (The) 5.15% 2/15/2034		34	33
Dow Chemical Co. (The) 5.55% 11/30/2048		15	14
Dow Chemical Co. (The) 3.60% 11/15/2050		75	51
Dow Chemical Co. (The) 6.90% 5/15/2053		6	7
Dow Chemical Co. (The) 5.60% 2/15/2054		53	50
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]		249	249
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]		4	3
LYB International Finance III, LLC 3.625% 4/1/2051		102	68
NOVA Chemicals Corp. 8.50% 11/15/2028[1]		10	11
NOVA Chemicals Corp. 4.25% 5/15/2029[1]		325	294
			1,599

Consumer staples 0.09%
BAT Capital Corp. 4.70% 4/2/2027		105	105
BAT Capital Corp. 6.343% 8/2/2030		9	9
BAT Capital Corp. 6.421% 8/2/2033		38	40
BAT Capital Corp. 7.079% 8/2/2043		31	34
BAT Capital Corp. 4.54% 8/15/2047		55	43
BAT Capital Corp. 4.758% 9/6/2049		121	98
BAT Capital Corp. 7.081% 8/2/2053		69	76
BAT International Finance PLC 4.448% 3/16/2028		150	148
Campbell’s Co. (The) 5.40% 3/21/2034		22	22
Constellation Brands, Inc. 5.00% 2/2/2026		50	50
H.J. Heinz Co. 4.875% 10/1/2049		235	201
Philip Morris International, Inc. 5.125% 11/17/2027		43	44
Philip Morris International, Inc. 5.625% 11/17/2029		23	24
Philip Morris International, Inc. 5.125% 2/15/2030		56	56
Philip Morris International, Inc. 5.50% 9/7/2030		70	72
Philip Morris International, Inc. 5.75% 11/17/2032		16	16
Philip Morris International, Inc. 5.375% 2/15/2033		55	55
Philip Morris International, Inc. 5.625% 9/7/2033		30	31
Philip Morris International, Inc. 4.90% 11/1/2034		66	63
			1,187
85	American Funds Insurance Series

Capital Income Builder® (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Corporate bonds, notes & loans (continued)
Information technology 0.07%
Broadcom, Inc. 5.05% 7/12/2027	USD	40	$40
Broadcom, Inc. 4.00% 4/15/2029[1]		3	3
Broadcom, Inc. 5.05% 7/12/2029		45	45
Broadcom, Inc. 5.15% 11/15/2031		104	105
Broadcom, Inc. 4.15% 4/15/2032[1]		11	10
Broadcom, Inc. 4.80% 10/15/2034		12	12
Broadcom, Inc. 3.137% 11/15/2035[1]		2	2
Cisco Systems, Inc. 4.95% 2/26/2031		11	11
Cisco Systems, Inc. 5.05% 2/26/2034		4	4
Cisco Systems, Inc. 5.30% 2/26/2054		8	8
Cisco Systems, Inc. 5.35% 2/26/2064		11	10
Diebold Nixdorf, Inc. 7.75% 3/31/2030[1]		250	257
Lenovo Group, Ltd. 5.875% 4/24/2025		400	401
ServiceNow, Inc. 1.40% 9/1/2030		54	45
			953
Total corporate bonds, notes & loans			32,016

Asset-backed obligations 1.21%
ACHV ABS Trust, Series 2023-3PL, Class B, 7.17% 8/19/2030[1,7]		2	2
Affirm Asset Securitization Trust, Series 2023-A, Class A, 6.61% 1/18/2028[1,7]		100	100
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,7]		215	217
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,7]		83	83
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,7]		100	99
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027[1,7]		477	481
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,7]		400	397
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,7]		197	192
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,7]		100	98
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,7]		339	349
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,7]		391	395
Bankers Healthcare Group Securitization Trust, Series 2022-A, Class A, 1.71% 2/20/2035[1,7]		4	4
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,7]		100	100
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,7]		735	740
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,7]		351	343
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,7]		87	78
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,7]		90	87
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,7]		90	78
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,7]		316	299
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[1,7]		489	489
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,7]		352	351
CPS Auto Receivables Trust, Series 2024-C, Class B, 5.68% 12/15/2028[1,7]		497	503
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[7]		301	301
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,7]		419	422
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[1,7]		206	206
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,7]		482	486
EquipmentShare, Series 2024-2M, Class B, 6.43% 12/20/2032[1,7]		164	164
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,7]		131	128
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,7]		176	177
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,7]		181	184
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,7]		188	189
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,7]		369	340
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,7]		69	62
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,7]		93	90
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[1,7]		348	328
American Funds Insurance Series	86

Capital Income Builder® (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)		(000)	(000)
Asset-backed obligations (continued)
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,7]	USD	131	$132
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,7]		104	104
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,7]		285	289
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,7]		184	190
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A3, 4.47% 2/16/2028[7]		25	25
GM Financial Securitized Term Auto Receivables Trust, Series 2023-2, Class A4, 4.43% 10/16/2028[7]		48	48
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,7]		268	252
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,7]		100	94
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,7]		100	94
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,7]		187	188
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,7]		373	363
Hyundai Auto Receivables Trust, Series 2023-A, Class A3, 4.58% 4/15/2027[7]		26	26
Hyundai Auto Receivables Trust, Series 2023-A, Class A4, 4.48% 7/17/2028[7]		28	28
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,7]		2	2
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,7]		190	192
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,7]		70	70
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,7]		30	27
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,7]		53	47
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,7]		128	119
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,7]		256	238
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.225% 4/20/2062[1,7,8]		132	131
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,7]		935	863
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,7]		581	582
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[1,7]		100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,7]		127	125
Oportun Funding, LLC, Series 2021-B, Class A, 1.47% 5/8/2031[1,7]		61	59
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,7]		174	174
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,7]		273	276
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,7]		100	100
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,7]		175	177
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[1,7]		250	246
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,7]		140	141
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031[1,7]		326	328
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[7]		285	286
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,7]		100	101
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,7]		16	16
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 1/15/2053[1,7]		47	42
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,7]		103	98
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[1,7,8]		335	322
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[1,7]		100	101
Westlake Automobile Receivables Trust, Series 2022-3, Class C, 5.49% 7/15/2026[1,7]		9	9
Westlake Automobile Receivables Trust, Series 2022-3, Class B, 5.99% 12/15/2027[1,7]		100	100
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,7]		827	829
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,7]		215	215
			16,512
Bonds & notes of governments & government agencies outside the U.S. 0.04%
Peru (Republic of) 2.783% 1/23/2031		190	163
Saudi Arabia (Kingdom of) 3.625% 3/4/2028		200	192
United Mexican States 3.25% 4/16/2030		200	174
			529

87	American Funds Insurance Series

Capital Income Builder® (continued)

	Principal amount		Value
Bonds, notes & other debt instruments (continued)	(000)		(000)
Municipals 0.02%
Illinois 0.01%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033	USD	212	$209

Massachusetts 0.01%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049		135	137
Total municipals			346
Total bonds, notes & other debt instruments (cost: $210,437,000)			206,318

Investment funds 2.26%		Shares
Capital Group Central Corporate Bond Fund[13]		3,729,766	30,920
Total Investment funds (cost: $34,463,000)			30,920

Short-term securities 5.16%
Money market investments 4.42%
Capital Group Central Cash Fund 4.50%[13,14]		605,632	60,575

Money market investments purchased with collateral from securities on loan 0.74%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 4.40%[14,15]		10,079,100	10,079
Total short-term securities (cost: $70,633,000)			70,654
Total investment securities 100.63% (cost: $1,123,620,000)			1,377,350
Other assets less liabilities (0.63)%			(8,682)
Net assets 100.00%			$1,368,668

Futures contracts

						Value and
						unrealized
						appreciation
				Notional		(depreciation)
		Number of	Expiration	amount		at 12/31/2024
Contracts	Type	contracts	date	(000)		(000)
3 Month SOFR Futures	Long	8	3/19/2025	USD	1,913	$10
3 Month SOFR Futures	Long	73	9/17/2025		17,512	105
2 Year U.S. Treasury Note Futures	Long	277	4/3/2025		56,954	(34)
5 Year U.S. Treasury Note Futures	Long	432	4/3/2025		45,924	(302)
10 Year U.S. Treasury Note Futures	Long	171	3/31/2025		18,596	(256)
10 Year Ultra U.S. Treasury Note Futures	Long	17	3/31/2025		1,892	(46)
20 Year U.S. Treasury Note Futures	Long	21	3/31/2025		2,391	(72)
30 Year Ultra U.S. Treasury Bond Futures	Long	62	3/31/2025		7,372	(383)
						$(978)
American Funds Insurance Series	88

Capital Income Builder® (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

								Upfront	Unrealized
								premium	appreciation
Receive		Pay			Notional		Value at	paid	(depreciation)
	Payment		Payment	Expiration	amount		12/31/2024	(received)	at 12/31/2024
Rate	frequency	Rate	frequency	date	(000)		(000)	(000)	(000)
SOFR	Annual	3.055%	Annual	4/6/2031	USD	6,700	$367	$—	$367
SOFR	Annual	2.91%	Annual	9/18/2050	USD	592	104	—	104
							$471	$—	$471

Investments in affiliates13

	Value at 1/1/2024	Additions	Reductions		Net realized gain (loss)	Net unrealized appreciation (depreciation)	Value at 12/31/2024	Dividend or interest income
	(000)	(000)	(000)		(000)	(000)	(000)	(000)
Investment funds 2.26%
Capital Group Central Corporate Bond Fund	$34,970	$1,393	$4,712		$(941)	$210	$30,920	$1,393
Short-term securities 4.42%
Money market investments 4.42%
Capital Group Central Cash Fund 4.50%[14]	91,779	199,715	230,940		3	18	60,575	4,152
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.50%[14]	59		59	[16]			—	—	[17]
Total short-term securities							60,575
Total 6.68%					$(938)	$228	$91,495	$5,545

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $44,522,000, which represented 3.25% of the net assets of the fund.
[2]	All or a portion of this security was on loan. The total value of all such securities was $10,664,000, which represented .78% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	Security did not produce income during the last 12 months.
[6]	Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $14,000, which represented less than .01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Purchased on a TBA basis.
[10]	Step bond; coupon rate may change at a later date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,055,000, which represented .15% of the net assets of the fund.
[12]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $298,000, which represented .02% of the net assets of the fund.
[13]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[14]	Rate represents the seven-day yield at 12/31/2024.
[15]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[16]	Represents net activity. Refer to Note 5 for more information on securities lending.
[17]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

89	American Funds Insurance Series

Capital Income Builder® (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CME = CME Group
DAC = Designated Activity Company
Fncg. = Financing
G.O. = General Obligation
GBP = British pounds
GDR = Global Depositary Receipts
ICE = Intercontinental Exchange, Inc.
MXN = Mexican pesos
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury

Refer to the notes to financial statements.

American Funds Insurance Series	90

Asset Allocation Fund

Investment portfolio December 31, 2024

Common stocks 67.42%	Shares	Value (000)
Information technology 16.36%
Broadcom, Inc.	7,698,709	$1,784,869
Microsoft Corp.	1,975,621	832,724
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	3,126,407	617,434
Taiwan Semiconductor Manufacturing Co., Ltd.	773,000	25,241
Apple, Inc.	1,243,701	311,448
NVIDIA Corp.	2,196,799	295,008
Oracle Corp.	896,756	149,435
ASML Holding NV (ADR)	162,641	112,723
International Business Machines Corp.	275,000	60,453
Applied Materials, Inc.	363,122	59,055
MicroStrategy, Inc., Class A1	200,000	57,924
Synopsys, Inc.[1]	90,490	43,920
Salesforce, Inc.	127,239	42,540
Diebold Nixdorf, Inc.[1]	532,940	22,938
Micron Technology, Inc.	175,097	14,736
		4,430,448

Financials 12.09%
Apollo Asset Management, Inc.	2,630,627	434,474
Aon PLC, Class A	752,130	270,135
Arthur J. Gallagher & Co.	887,811	252,005
Synchrony Financial	3,300,000	214,500
Ares Management Corp., Class A	1,113,403	197,106
Blue Owl Capital, Inc., Class A	8,399,477	195,372
Blackstone, Inc.	1,033,422	178,183
Mastercard, Inc., Class A	319,128	168,043
Visa, Inc., Class A	509,002	160,865
Discover Financial Services	872,903	151,213
Fiserv, Inc.[1]	582,763	119,711
JPMorgan Chase & Co.	446,784	107,099
BlackRock, Inc.	88,049	90,260
American Express Co.	280,560	83,267
KKR & Co., Inc.	544,971	80,607
Brown & Brown,Inc.	786,070	80,195
Bank of America Corp.	1,759,200	77,317
Nasdaq, Inc.	962,300	74,395
Wells Fargo & Co.	980,000	68,835
Citigroup, Inc.	900,000	63,351
CME Group, Inc., Class A	193,443	44,923
Capital One Financial Corp.	219,900	39,212
Brookfield Corp., Class A	486,973	27,977
RenaissanceRe Holdings, Ltd.	97,535	24,268
Fifth Third Bancorp	432,000	18,265
Goldman Sachs Group, Inc.	30,100	17,236
Intercontinental Exchange, Inc.	110,132	16,411
Chubb, Ltd.	37,981	10,494
LPL Financial Holdings, Inc.	17,807	5,814
PNC Financial Services Group, Inc.	8,528	1,645
Sberbank of Russia PJSC[2]	8,880,000	—	[3]
		3,273,178

Health care 8.27%
Vertex Pharmaceuticals, Inc.[1]	1,017,755	409,850
Eli Lilly and Co.	503,348	388,585
Gilead Sciences, Inc.	4,056,014	374,654
UnitedHealth Group, Inc.	596,933	301,964
AbbVie, Inc.	682,000	121,191
Regeneron Pharmaceuticals, Inc.[1]	138,750	98,836
Amgen, Inc.	341,803	89,088
Novo Nordisk AS, Class B	835,324	71,894
CVS Health Corp.	1,451,353	65,151
Illumina, Inc.[1]	479,758	64,110

91	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Cooper Companies, Inc.[1]	559,233	$51,410
Alnylam Pharmaceuticals, Inc.[1]	205,917	48,454
Centene Corp.[1]	675,000	40,891
Thermo Fisher Scientific, Inc.	51,641	26,865
Danaher Corp.	95,660	21,959
Exact Sciences Corp.[1]	388,980	21,857
Boston Scientific Corp.[1]	198,062	17,691
Rotech Healthcare, Inc.[1,2,4]	184,138	16,254
Zoetis, Inc., Class A	42,300	6,892
Endo, Inc.[1]	140,115	3,321
Endo, Inc., 1L 7.50% Escrow[1,2]	9,648,000	—	[3]
		2,240,917

Consumer discretionary 7.58%
Booking Holdings, Inc.	99,924	496,464
Amazon.com, Inc.[1]	1,331,622	292,145
Royal Caribbean Cruises, Ltd.	1,259,400	290,531
Home Depot, Inc.	622,050	241,971
Starbucks Corp.	1,827,909	166,797
NIKE, Inc., Class B	1,269,912	96,094
Darden Restaurants, Inc.	448,084	83,653
D.R. Horton, Inc.	525,000	73,406
Compagnie Financière Richemont SA, Class A	391,173	59,460
Texas Roadhouse, Inc.	325,829	58,789
General Motors Co.	750,000	39,953
Hilton Worldwide Holdings, Inc.	139,547	34,490
Restaurant Brands International, Inc.	447,593	29,174
Flutter Entertainment PLC[1]	105,069	27,155
Moncler SpA	395,000	20,980
lululemon athletica, Inc.[1]	44,474	17,007
YUM! Brands, Inc.	91,381	12,260
AutoZone, Inc.[1]	2,534	8,114
Five Below, Inc.[1]	43,676	4,584
Party City Holdco, Inc.[1,2]	68,158	—	[3]
Party City Holdco, Inc.[1,2,5]	681	—	[3]
		2,053,027

Industrials 6.24%
Boeing Co. (The)[1]	1,397,043	247,277
L3Harris Technologies, Inc.	922,920	194,072
Deere & Co.	397,582	168,455
Caterpillar,Inc.	300,000	108,828
Ingersoll-Rand, Inc.	1,127,311	101,977
TransDigm Group, Inc.	70,121	88,863
General Electric Co.	490,460	81,804
Union Pacific Corp.	335,667	76,546
Safran SA	312,100	68,177
Southwest Airlines Co.	1,982,728	66,659
Honeywell International, Inc.	275,000	62,120
United Rentals, Inc.	84,415	59,465
Eaton Corp. PLC	172,210	57,151
Quanta Services,Inc.	152,260	48,122
Copart, Inc.[1]	835,833	47,968
Republic Services, Inc.	222,985	44,860
Airbus SE, non-registered shares	259,864	41,418
Northrop Grumman Corp.	68,144	31,979
Trane Technologies PLC	74,824	27,636
Carrier Global Corp.	382,605	26,117
Johnson Controls International PLC	278,300	21,966
RTX Corp.	170,058	19,679
		1,691,139
American Funds Insurance Series	92

Asset Allocation Fund (continued)

Common stocks (continued)	Shares	Value (000)
Communication services 5.43%
Meta Platforms, Inc., Class A	1,309,410	$766,673
Alphabet, Inc., Class C	1,888,186	359,586
Alphabet, Inc., Class A	344,016	65,122
Comcast Corp., Class A	5,394,851	202,469
Charter Communications, Inc., Class A1	180,147	61,749
Take-Two Interactive Software, Inc.[1]	88,404	16,273
		1,471,872

Materials 4.48%
Franco-Nevada Corp.	1,939,139	227,875
ATI, Inc.[1]	3,762,816	207,105
Wheaton Precious Metals Corp.	3,349,100	188,353
Royal Gold, Inc.	1,405,000	185,249
Lundin Mining Corp.	16,017,925	137,843
First Quantum Minerals, Ltd.[1]	5,805,000	74,832
Linde PLC	134,223	56,195
Freeport-McMoRan, Inc.	1,431,593	54,515
Nucor Corp.	309,300	36,099
Albemarle Corp.	220,161	18,952
Air Products and Chemicals,Inc.	45,664	13,244
Avery Dennison Corp.	59,276	11,092
Venator Materials PLC[1,2]	4,096	1,629
		1,212,983

Consumer staples 3.58%
Philip Morris International, Inc.	3,985,225	479,622
Constellation Brands, Inc., Class A	484,668	107,112
Altria Group, Inc.	1,962,629	102,626
Estée Lauder Companies, Inc. (The), Class A	859,243	64,426
Costco Wholesale Corp.	69,889	64,037
Nestlé SA	617,055	50,598
Keurig Dr Pepper, Inc.	925,602	29,730
Monster Beverage Corp.[1]	546,065	28,701
Bunge Global SA	197,085	15,325
Mondelez International, Inc., Class A	233,588	13,952
Procter & Gamble Co.	79,723	13,366
		969,495

Energy 2.16%
Canadian Natural Resources, Ltd. (CAD denominated)	11,882,000	366,846
ConocoPhillips	824,000	81,716
EOG Resources, Inc.	254,319	31,175
Halliburton Co.	960,000	26,102
Cenovus Energy, Inc. (CAD denominated)	1,655,494	25,095
Noble Corp. PLC, Class A	771,174	24,215
Exxon Mobil Corp.	122,434	13,170
Schlumberger NV	286,500	10,984
New Fortress Energy, Inc., Class A6	150,315	2,273
Altera Infrastructure, LP1,2	16,129	1,304
Constellation Oil Services Holding SA1,2	1,564,961	637
Expand Energy Corp.	277	28
Bighorn Permian Resources, LLC[2]	4,392	—	[3]
		583,545

Real estate 1.05%
VICI Properties, Inc. REIT	4,209,324	122,954
Extra Space Storage, Inc. REIT	588,752	88,077
Crown Castle, Inc. REIT	410,999	37,302
American Tower Corp. REIT	136,942	25,117
Alexandria Real Estate Equities, Inc. REIT	121,544	11,857
		285,307

93	American Funds Insurance Series

Asset Allocation Fund (continued)

Common stocks (continued)	Shares			Value (000)
Utilities 0.18%
DTE Energy Co.		289,072		$34,905
FirstEnergy Corp.		340,720		13,554
				48,459
Total common stocks (cost: $10,423,356,000)				18,260,370

Preferred securities 0.00%
Industrials 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,2,5]		450		792
Total preferred securities (cost: $466,000)				792

Rights & warrants 0.00%
Energy 0.00%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026[1]		524		45
Constellation Oil Services Holding SA, Class D, warrants, expire 6/10/2071[1,2]		4		—	[3]
Total rights & warrants (cost: $313,000)				45

Convertible stocks 0.04%
Industrials 0.04%
Boeing Co., Series A, convertible preferred depositary shares, 6.00% 10/15/2027		168,500		10,260

Health care 0.00%
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2,4]		4,955,500		49
Total convertible stocks (cost: $58,674,000)				10,309

	Principal amount
Convertible bonds & notes 0.00%		(000)
Communication services 0.00%
EchoStar Corp., convertible notes, 3.875% 11/30/2030[7]	USD	1,603		1,690
Total convertible bonds & notes (cost: $1,709,000)				1,690

Bonds, notes & other debt instruments 25.45%
Mortgage-backed obligations 10.18%
Federal agency mortgage-backed obligations 9.19%
Fannie Mae Pool #AD7072 4.00% 6/1/2025[8]		—	[3]	—	[3]
Fannie Mae Pool #AE3069 4.00% 9/1/2025[8]		—	[3]	—	[3]
Fannie Mae Pool #AH0829 4.00% 1/1/2026[8]		—	[3]	—	[3]
Fannie Mae Pool #AH6431 4.00% 2/1/2026[8]		51		50
Fannie Mae Pool #AH5618 4.00% 2/1/2026[8]		—	[3]	—	[3]
Fannie Mae Pool #890329 4.00% 4/1/2026[8]		5		5
Fannie Mae Pool #MA1109 4.00% 5/1/2027[8]		—	[3]	—	[3]
Fannie Mae Pool #MA3653 3.00% 3/1/2029[8]		7		7
Fannie Mae Pool #AL8347 4.00% 3/1/2029[8]		23		23
Fannie Mae Pool #254767 5.50% 6/1/2033[8]		146		147
Fannie Mae Pool #555956 5.50% 12/1/2033[8]		93		94
Fannie Mae Pool #BN1085 4.00% 1/1/2034[8]		280		274
Fannie Mae Pool #FM2499 2.50% 2/1/2035[8]		264		243
Fannie Mae Pool #929185 5.50% 1/1/2036[8]		301		303
Fannie Mae Pool #893641 6.00% 9/1/2036[8]		525		544
Fannie Mae Pool #893688 6.00% 10/1/2036[8]		133		138
Fannie Mae Pool #AS8554 3.00% 12/1/2036[8]		4,780		4,417
Fannie Mae Pool #907239 6.00% 12/1/2036[8]		12		12
Fannie Mae Pool #928031 6.00% 1/1/2037[8]		47		48

American Funds Insurance Series	94

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #888292 6.00% 3/1/2037[8]	USD	411		$426
Fannie Mae Pool #AD0249 5.50% 4/1/2037[8]		77		77
Fannie Mae Pool #190379 5.50% 5/1/2037[8]		42		43
Fannie Mae Pool #924952 6.00% 8/1/2037[8]		623		646
Fannie Mae Pool #888637 6.00% 9/1/2037[8]		7		8
Fannie Mae Pool #995674 6.00% 5/1/2038[8]		238		247
Fannie Mae Pool #AD0119 6.00% 7/1/2038[8]		762		791
Fannie Mae Pool #995224 6.00% 9/1/2038[8]		6		7
Fannie Mae Pool #AE0021 6.00% 10/1/2038[8]		241		250
Fannie Mae Pool #AL7164 6.00% 10/1/2038[8]		167		172
Fannie Mae Pool #889983 6.00% 10/1/2038[8]		14		14
Fannie Mae Pool #AD0095 6.00% 11/1/2038[8]		532		552
Fannie Mae Pool #AB0538 6.00% 11/1/2038[8]		73		75
Fannie Mae Pool #995391 6.00% 11/1/2038[8]		11		11
Fannie Mae Pool #AD0833 6.00% 1/1/2039[8]		—	[3]	—	[3]
Fannie Mae Pool #AL0309 6.00% 1/1/2040[8]		49		51
Fannie Mae Pool #AL0013 6.00% 4/1/2040[8]		146		151
Fannie Mae Pool #AL7228 6.00% 4/1/2041[8]		180		185
Fannie Mae Pool #AB4536 6.00% 6/1/2041[8]		348		360
Fannie Mae Pool #MA4387 2.00% 7/1/2041[8]		6,443		5,380
Fannie Mae Pool #MA4501 2.00% 12/1/2041[8]		7,431		6,181
Fannie Mae Pool #FS0305 1.50% 1/1/2042[8]		19,433		15,402
Fannie Mae Pool #MA4520 2.00% 1/1/2042[8]		12,651		10,523
Fannie Mae Pool #AP2131 3.50% 8/1/2042[8]		2,583		2,354
Fannie Mae Pool #AU8813 4.00% 11/1/2043[8]		1,684		1,585
Fannie Mae Pool #AU9348 4.00% 11/1/2043[8]		938		884
Fannie Mae Pool #AU9350 4.00% 11/1/2043[8]		849		797
Fannie Mae Pool #AL8773 3.50% 2/1/2045[8]		4,447		4,053
Fannie Mae Pool #FM9416 3.50% 7/1/2045[8]		7,305		6,600
Fannie Mae Pool #AL8354 3.50% 10/1/2045[8]		1,056		954
Fannie Mae Pool #AL8522 3.50% 5/1/2046[8]		2,275		2,055
Fannie Mae Pool #BC7611 4.00% 5/1/2046[8]		81		76
Fannie Mae Pool #AS8310 3.00% 11/1/2046[8]		307		268
Fannie Mae Pool #BD9307 4.00% 11/1/2046[8]		1,253		1,162
Fannie Mae Pool #BD9699 3.50% 12/1/2046[8]		1,400		1,257
Fannie Mae Pool #BE1290 3.50% 2/1/2047[8]		1,857		1,667
Fannie Mae Pool #BM1179 3.00% 4/1/2047[8]		400		350
Fannie Mae Pool #256975 7.00% 10/1/2047[8]		2		2
Fannie Mae Pool #CA0770 3.50% 11/1/2047[8]		1,298		1,165
Fannie Mae Pool #257036 7.00% 11/1/2047[8]		6		6
Fannie Mae Pool #MA3211 4.00% 12/1/2047[8]		2,197		2,044
Fannie Mae Pool #MA3277 4.00% 2/1/2048[8]		9		8
Fannie Mae Pool #BK5255 4.00% 5/1/2048[8]		9		9
Fannie Mae Pool #FM3278 3.50% 11/1/2048[8]		14,025		12,593
Fannie Mae Pool #FM3280 3.50% 5/1/2049[8]		1,886		1,697
Fannie Mae Pool #CA4756 3.00% 12/1/2049[8]		1,456		1,261
Fannie Mae Pool #BN7443 2.50% 3/1/2050[8]		31		26
Fannie Mae Pool #CA5968 2.50% 6/1/2050[8]		4,792		3,981
Fannie Mae Pool #BP5576 2.50% 6/1/2050[8]		410		335
Fannie Mae Pool #CA6593 2.50% 8/1/2050[8]		10,596		8,792
Fannie Mae Pool #CA7052 3.00% 9/1/2050[8]		323		278
Fannie Mae Pool #CA7737 2.50% 11/1/2050[8]		8,675		7,184
Fannie Mae Pool #CA7599 2.50% 11/1/2050[8]		1,360		1,130
Fannie Mae Pool #CA7743 2.50% 11/1/2050[8]		742		606
Fannie Mae Pool #FM4897 3.00% 11/1/2050[8]		12,235		10,666
Fannie Mae Pool #FS9792 4.50% 12/1/2050[8]		1,083		1,034
Fannie Mae Pool #MA4237 2.00% 1/1/2051[8]		5,940		4,641
Fannie Mae Pool #FS5929 2.50% 1/1/2051[8]		801		654
Fannie Mae Pool #FM5944 2.50% 1/1/2051[8]		82		67
Fannie Mae Pool #FS3550 2.50% 1/1/2051[8]		31		25
Fannie Mae Pool #CA8828 2.50% 2/1/2051[8]		3,359		2,791

95	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CA8962 2.50% 2/1/2051[8]	USD	68	$56
Fannie Mae Pool #CB0290 2.00% 4/1/2051[8]		4,272	3,353
Fannie Mae Pool #CA9494 2.50% 4/1/2051[8]		100	82
Fannie Mae Pool #CB0191 3.00% 4/1/2051[8]		4,743	4,065
Fannie Mae Pool #CB0193 3.00% 4/1/2051[8]		583	501
Fannie Mae Pool #BR0999 2.50% 5/1/2051[8]		859	701
Fannie Mae Pool #FM7222 2.50% 5/1/2051[8]		798	651
Fannie Mae Pool #CB0910 2.50% 6/1/2051[8]		35,885	29,274
Fannie Mae Pool #FM7740 2.50% 6/1/2051[8]		9,527	7,772
Fannie Mae Pool #FM7909 3.00% 6/1/2051[8]		436	374
Fannie Mae Pool #MA4378 2.00% 7/1/2051[8]		159	125
Fannie Mae Pool #FM9530 2.50% 7/1/2051[8]		2,124	1,732
Fannie Mae Pool #FM8453 3.00% 8/1/2051[8]		4,100	3,554
Fannie Mae Pool #CB1304 3.00% 8/1/2051[8]		74	64
Fannie Mae Pool #FS1630 2.50% 9/1/2051[8]		1,379	1,125
Fannie Mae Pool #BT7263 2.50% 9/1/2051[8]		675	551
Fannie Mae Pool #CB1868 2.50% 10/1/2051[8]		42,244	34,461
Fannie Mae Pool #FS5125 2.50% 10/1/2051[8]		872	711
Fannie Mae Pool #FS3298 2.50% 10/1/2051[8]		551	450
Fannie Mae Pool #BU2530 2.50% 10/1/2051[8]		142	116
Fannie Mae Pool #FM9335 2.50% 10/1/2051[8]		95	78
Fannie Mae Pool #MA4465 2.00% 11/1/2051[8]		8,716	6,826
Fannie Mae Pool #CB2078 3.00% 11/1/2051[8]		8,309	7,134
Fannie Mae Pool #MA4492 2.00% 12/1/2051[8]		2,513	1,966
Fannie Mae Pool #FM9693 2.50% 12/1/2051[8]		65,914	53,770
Fannie Mae Pool #CB2286 2.50% 12/1/2051[8]		14,844	12,250
Fannie Mae Pool #CB2375 2.50% 12/1/2051[8]		6,941	5,736
Fannie Mae Pool #CB2319 2.50% 12/1/2051[8]		170	140
Fannie Mae Pool #FM9855 2.50% 12/1/2051[8]		130	106
Fannie Mae Pool #BT9483 2.50% 12/1/2051[8]		82	68
Fannie Mae Pool #CB2372 2.50% 12/1/2051[8]		80	66
Fannie Mae Pool #BT9510 2.50% 12/1/2051[8]		80	66
Fannie Mae Pool #BQ7006 2.00% 1/1/2052[8]		3,037	2,375
Fannie Mae Pool #CB2644 2.50% 1/1/2052[8]		856	699
Fannie Mae Pool #FS2534 2.50% 1/1/2052[8]		682	556
Fannie Mae Pool #MA4512 2.50% 1/1/2052[8]		128	105
Fannie Mae Pool #FS3549 2.50% 1/1/2052[8]		67	55
Fannie Mae Pool #FS0182 3.00% 1/1/2052[8]		10,547	9,058
Fannie Mae Pool #BV3076 2.00% 2/1/2052[8]		7,692	6,005
Fannie Mae Pool #MA4547 2.00% 2/1/2052[8]		5,267	4,116
Fannie Mae Pool #BV3083 2.00% 2/1/2052[8]		1,028	804
Fannie Mae Pool #FS2660 2.50% 2/1/2052[8]		2,198	1,794
Fannie Mae Pool #FS1080 2.50% 2/1/2052[8]		2,000	1,632
Fannie Mae Pool #FS0834 2.50% 2/1/2052[8]		1,218	993
Fannie Mae Pool #BV3674 2.50% 2/1/2052[8]		754	620
Fannie Mae Pool #FS1885 2.50% 2/1/2052[8]		654	534
Fannie Mae Pool #BV0307 2.50% 2/1/2052[8]		167	136
Fannie Mae Pool #BV2360 2.50% 2/1/2052[8]		109	89
Fannie Mae Pool #FS0647 3.00% 2/1/2052[8]		56,384	48,807
Fannie Mae Pool #BV3101 2.00% 3/1/2052[8]		3,077	2,407
Fannie Mae Pool #FS1742 2.00% 3/1/2052[8]		2,544	1,990
Fannie Mae Pool #MA4562 2.00% 3/1/2052[8]		1,879	1,466
Fannie Mae Pool #BV4169 2.00% 3/1/2052[8]		1,370	1,070
Fannie Mae Pool #BV4172 2.00% 3/1/2052[8]		1,329	1,039
Fannie Mae Pool #BV4173 2.50% 3/1/2052[8]		832	684
Fannie Mae Pool #CB3063 2.50% 3/1/2052[8]		761	625
Fannie Mae Pool #CB3031 2.50% 3/1/2052[8]		672	552
Fannie Mae Pool #BV4119 2.50% 3/1/2052[8]		168	137
Fannie Mae Pool #CB3744 2.50% 3/1/2052[8]		25	20
Fannie Mae Pool #MA4577 2.00% 4/1/2052[8]		6,103	4,763
Fannie Mae Pool #FS1598 2.00% 4/1/2052[8]		3,115	2,432

American Funds Insurance Series	96

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV4182 2.50% 4/1/2052[8]	USD	947	$778
Fannie Mae Pool #FS1749 2.50% 4/1/2052[8]		908	745
Fannie Mae Pool #BV5332 2.50% 4/1/2052[8]		901	741
Fannie Mae Pool #FS1746 2.50% 4/1/2052[8]		180	147
Fannie Mae Pool #BU9507 2.50% 4/1/2052[8]		166	136
Fannie Mae Pool #BV5370 2.50% 4/1/2052[8]		143	117
Fannie Mae Pool #FS9189 2.00% 5/1/2052[8]		10,772	8,433
Fannie Mae Pool #BV9644 2.50% 5/1/2052[8]		959	788
Fannie Mae Pool #MA4598 2.50% 5/1/2052[8]		896	732
Fannie Mae Pool #BW2204 2.50% 5/1/2052[8]		155	127
Fannie Mae Pool #BW0462 2.50% 5/1/2052[8]		154	127
Fannie Mae Pool #BV8592 2.50% 5/1/2052[8]		124	102
Fannie Mae Pool #FS7329 2.00% 6/1/2052[8]		2,492	1,946
Fannie Mae Pool #MA4623 2.50% 6/1/2052[8]		807	659
Fannie Mae Pool #MA4626 4.00% 6/1/2052[8]		6,092	5,584
Fannie Mae Pool #BW2918 4.50% 6/1/2052[8]		5,166	4,870
Fannie Mae Pool #FS6986 2.00% 7/1/2052[8]		5,180	4,045
Fannie Mae Pool #FS7879 2.50% 7/1/2052[8]		31,232	25,484
Fannie Mae Pool #CB4123 4.00% 7/1/2052[8]		23	21
Fannie Mae Pool #BV7912 2.50% 8/1/2052[8]		158	130
Fannie Mae Pool #BV8015 2.50% 8/1/2052[8]		101	83
Fannie Mae Pool #BW1192 4.50% 9/1/2052[8]		661	622
Fannie Mae Pool #CB4620 5.00% 9/1/2052[8]		1,074	1,045
Fannie Mae Pool #FS3056 2.00% 10/1/2052[8]		46,786	36,470
Fannie Mae Pool #BX2841 4.00% 10/1/2052[8]		15	14
Fannie Mae Pool #CB4852 4.50% 10/1/2052[8]		11,094	10,461
Fannie Mae Pool #BX0097 4.50% 10/1/2052[8]		847	801
Fannie Mae Pool #MA4785 5.00% 10/1/2052[8]		478	463
Fannie Mae Pool #BX0463 4.00% 11/1/2052[8]		1,000	917
Fannie Mae Pool #BW1299 4.00% 11/1/2052[8]		948	869
Fannie Mae Pool #FS5554 4.50% 11/1/2052[8]		3,121	2,944
Fannie Mae Pool #CB5764 2.50% 12/1/2052[8]		899	736
Fannie Mae Pool #MA4842 5.50% 12/1/2052[8]		2,495	2,470
Fannie Mae Pool #BW5062 4.00% 1/1/2053[8]		22	20
Fannie Mae Pool #FS5520 4.50% 1/1/2053[8]		2,813	2,649
Fannie Mae Pool #BX3263 4.00% 2/1/2053[8]		654	600
Fannie Mae Pool #MA4919 5.50% 2/1/2053[8]		1,044	1,032
Fannie Mae Pool #BW5000 4.00% 3/1/2053[8]		916	840
Fannie Mae Pool #FS4191 5.50% 3/1/2053[8]		2,659	2,645
Fannie Mae Pool #BX9358 4.00% 4/1/2053[8]		330	302
Fannie Mae Pool #MA4978 5.00% 4/1/2053[8]		2,498	2,413
Fannie Mae Pool #MA5027 4.00% 5/1/2053[8]		7,218	6,608
Fannie Mae Pool #MA5009 5.00% 5/1/2053[8]		12,469	12,056
Fannie Mae Pool #FS4563 5.00% 5/1/2053[8]		794	770
Fannie Mae Pool #FS4840 5.50% 5/1/2053[8]		1,010	997
Fannie Mae Pool #MA5010 5.50% 5/1/2053[8]		179	178
Fannie Mae Pool #FS4736 6.50% 5/1/2053[8]		269	275
Fannie Mae Pool #MA5038 5.00% 6/1/2053[8]		26,671	25,796
Fannie Mae Pool #MA5039 5.50% 6/1/2053[8]		646	638
Fannie Mae Pool #CB6491 6.50% 6/1/2053[8]		1,418	1,461
Fannie Mae Pool #CB6490 6.50% 6/1/2053[8]		491	503
Fannie Mae Pool #CB6468 6.50% 6/1/2053[8]		367	376
Fannie Mae Pool #FS7823 2.00% 7/1/2053[8]		12,976	10,144
Fannie Mae Pool #FS9167 2.50% 7/1/2053[8]		867	707
Fannie Mae Pool #FS6632 2.50% 7/1/2053[8]		815	665
Fannie Mae Pool #MA5089 4.00% 7/1/2053[8]		9,823	8,997
Fannie Mae Pool #MA5070 4.50% 7/1/2053[8]		16,031	15,097
Fannie Mae Pool #MA5072 5.50% 7/1/2053[8]		2,421	2,394
Fannie Mae Pool #MA5107 5.50% 8/1/2053[8]		106	104
Fannie Mae Pool #CB7104 5.50% 9/1/2053[8]		5,735	5,701
Fannie Mae Pool #MA5139 6.00% 9/1/2053[8]		21,392	21,515

97	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5165 5.50% 10/1/2053[8]	USD	1,865	$1,843
Fannie Mae Pool #MA5166 6.00% 10/1/2053[8]		5,252	5,282
Fannie Mae Pool #BY1418 4.00% 11/1/2053[8]		15,269	13,977
Fannie Mae Pool #MA5207 4.00% 11/1/2053[8]		13,008	11,906
Fannie Mae Pool #FS6838 5.50% 11/1/2053[8]		4,287	4,236
Fannie Mae Pool #MA5191 6.00% 11/1/2053[8]		7,850	7,895
Fannie Mae Pool #BY1448 4.00% 12/1/2053[8]		11,597	10,615
Fannie Mae Pool #FS6668 5.50% 12/1/2053[8]		285	282
Fannie Mae Pool #FS6873 6.50% 1/1/2054[8]		8,549	8,753
Fannie Mae Pool #FS6767 6.50% 1/1/2054[8]		2,431	2,495
Fannie Mae Pool #BY1343 4.00% 2/1/2054[8]		12,522	11,461
Fannie Mae Pool #MA5271 5.50% 2/1/2054[8]		664	656
Fannie Mae Pool #FS6809 5.50% 2/1/2054[8]		566	559
Fannie Mae Pool #CB7932 6.00% 2/1/2054[8]		3,478	3,500
Fannie Mae Pool #MA5273 6.50% 2/1/2054[8]		16,766	17,126
Fannie Mae Pool #CB7933 6.50% 2/1/2054[8]		2,523	2,584
Fannie Mae Pool #MA5296 5.50% 3/1/2054[8]		11,923	11,775
Fannie Mae Pool #CB8151 5.50% 3/1/2054[8]		4,999	4,940
Fannie Mae Pool #MA5295 6.00% 3/1/2054[8]		972	977
Fannie Mae Pool #CB8163 6.00% 3/1/2054[8]		943	956
Fannie Mae Pool #CB8168 6.00% 3/1/2054[8]		10	10
Fannie Mae Pool #CB8337 5.50% 4/1/2054[8]		7,656	7,575
Fannie Mae Pool #MA5329 6.50% 4/1/2054[8]		22,617	23,101
Fannie Mae Pool #MA5355 6.50% 5/1/2054[8]		2,166	2,213
Fannie Mae Pool #MA5385 4.00% 6/1/2054[8]		10,981	10,049
Fannie Mae Pool #DB6878 6.00% 6/1/2054[8]		2,409	2,422
Fannie Mae Pool #FS8153 6.00% 6/1/2054[8]		1,189	1,205
Fannie Mae Pool #CB8755 6.00% 6/1/2054[8]		1,030	1,041
Fannie Mae Pool #FS8223 6.00% 6/1/2054[8]		907	914
Fannie Mae Pool #FS8219 6.00% 6/1/2054[8]		823	835
Fannie Mae Pool #CB8725 6.50% 6/1/2054[8]		1,091	1,125
Fannie Mae Pool #DB5480 6.50% 6/1/2054[8]		64	65
Fannie Mae Pool #DB5213 5.50% 7/1/2054[8]		6,317	6,238
Fannie Mae Pool #CB8842 5.50% 7/1/2054[8]		2,501	2,478
Fannie Mae Pool #BU4699 5.50% 7/1/2054[8]		1,538	1,524
Fannie Mae Pool #CB8838 5.50% 7/1/2054[8]		716	711
Fannie Mae Pool #MA5421 6.00% 7/1/2054[8]		10,353	10,419
Fannie Mae Pool #DB6901 6.00% 7/1/2054[8]		1,530	1,539
Fannie Mae Pool #DB7039 6.00% 7/1/2054[8]		707	716
Fannie Mae Pool #BU4700 6.00% 7/1/2054[8]		529	535
Fannie Mae Pool #FS8400 6.00% 7/1/2054[8]		447	452
Fannie Mae Pool #MA5422 6.50% 7/1/2054[8]		10,659	10,889
Fannie Mae Pool #FS8619 6.50% 7/1/2054[8]		5,183	5,333
Fannie Mae Pool #FS8607 6.50% 7/1/2054[8]		3,708	3,814
Fannie Mae Pool #CB8872 6.50% 7/1/2054[8]		1,675	1,731
Fannie Mae Pool #DB6906 6.50% 7/1/2054[8]		1,419	1,449
Fannie Mae Pool #CB8876 6.50% 7/1/2054[8]		488	501
Fannie Mae Pool #FS8317 6.50% 7/1/2054[8]		283	291
Fannie Mae Pool #MA5441 4.00% 8/1/2054[8]		6,961	6,370
Fannie Mae Pool #CB8977 5.00% 8/1/2054[8]		462	448
Fannie Mae Pool #DB7783 5.50% 8/1/2054[8]		1,465	1,448
Fannie Mae Pool #MA5445 6.00% 8/1/2054[8]		8,696	8,751
Fannie Mae Pool #FS8757 6.00% 8/1/2054[8]		2,973	3,009
Fannie Mae Pool #FS8758 6.00% 8/1/2054[8]		1,754	1,767
Fannie Mae Pool #BU4916 6.00% 8/1/2054[8]		1,537	1,549
Fannie Mae Pool #FS8756 6.00% 8/1/2054[8]		1,200	1,219
Fannie Mae Pool #BU4968 6.00% 8/1/2054[8]		1,026	1,031
Fannie Mae Pool #DB7687 6.00% 8/1/2054[8]		378	384
Fannie Mae Pool #DB7690 6.00% 8/1/2054[8]		280	283
Fannie Mae Pool #DC0296 6.00% 8/1/2054[8]		276	279
Fannie Mae Pool #CB9071 6.50% 8/1/2054[8]		2,043	2,098

American Funds Insurance Series	98

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #FS8783 6.50% 8/1/2054[8]	USD	1,421	$1,460
Fannie Mae Pool #MA5446 6.50% 8/1/2054[8]		1,327	1,356
Fannie Mae Pool #CB9210 5.50% 9/1/2054[8]		4,004	3,957
Fannie Mae Pool #FS9025 5.50% 9/1/2054[8]		2,481	2,458
Fannie Mae Pool #CB9146 5.50% 9/1/2054[8]		2,362	2,343
Fannie Mae Pool #BU4946 5.50% 9/1/2054[8]		1,226	1,211
Fannie Mae Pool #FS8866 6.00% 9/1/2054[8]		3,159	3,210
Fannie Mae Pool #CB9159 6.00% 9/1/2054[8]		6	6
Fannie Mae Pool #MA5494 4.00% 10/1/2054[8]		6,168	5,644
Fannie Mae Pool #CB9333 5.50% 10/1/2054[8]		2,604	2,576
Fannie Mae Pool #MA5499 6.50% 10/1/2054[8]		1,549	1,582
Fannie Mae Pool #DC6572 4.00% 11/1/2054[8]		412	377
Fannie Mae Pool #MA5528 4.00% 11/1/2054[8]		305	279
Fannie Mae Pool #MA5529 4.50% 11/1/2054[8]		10,387	9,776
Fannie Mae Pool #BU5165 5.50% 11/1/2054[8]		1,939	1,921
Fannie Mae Pool #MA5550 4.00% 12/1/2054[8]		13,240	12,116
Fannie Mae Pool #DC8819 4.50% 12/1/2054[8]		304	286
Fannie Mae Pool #CB9616 5.50% 12/1/2054[8]		1,479	1,465
Fannie Mae Pool #BF0133 4.00% 8/1/2056[8]		5,572	5,115
Fannie Mae Pool #BM6736 4.50% 11/1/2059[8]		9,749	9,271
Fannie Mae Pool #BF0497 3.00% 7/1/2060[8]		3,464	2,892
Fannie Mae Pool #BF0546 2.50% 7/1/2061[8]		9,607	7,660
Fannie Mae Pool #BF0762 3.00% 9/1/2063[8]		788	657
Fannie Mae Pool #BF0784 3.50% 12/1/2063[8]		3,368	2,930
Fannie Mae Pool #BF0786 4.00% 12/1/2063[8]		3,864	3,511
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[8]		20	21
Fannie Mae, Series 2001-T10, Class A1, 7.00% 12/25/2041[8]		59	60
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 6/25/2036[8]		29	24
Freddie Mac Pool #C91912 3.00% 2/1/2037[8]		8,633	7,953
Freddie Mac Pool #G03978 5.00% 3/1/2038[8]		347	347
Freddie Mac Pool #G04553 6.50% 9/1/2038[8]		39	41
Freddie Mac Pool #G08347 4.50% 6/1/2039[8]		52	51
Freddie Mac Pool #RB5071 2.00% 9/1/2040[8]		21,299	17,807
Freddie Mac Pool #C03518 5.00% 9/1/2040[8]		492	491
Freddie Mac Pool #Q05807 4.00% 1/1/2042[8]		1,319	1,246
Freddie Mac Pool #Q23185 4.00% 11/1/2043[8]		1,024	966
Freddie Mac Pool #Q23190 4.00% 11/1/2043[8]		605	569
Freddie Mac Pool #760014 3.426% 8/1/2045[8,9]		145	143
Freddie Mac Pool #Q37988 4.00% 12/1/2045[8]		4,290	4,009
Freddie Mac Pool #G60344 4.00% 12/1/2045[8]		3,984	3,722
Freddie Mac Pool #Z40130 3.00% 1/1/2046[8]		3,535	3,086
Freddie Mac Pool #Q41090 4.50% 6/1/2046[8]		194	186
Freddie Mac Pool #Q41909 4.50% 7/1/2046[8]		196	189
Freddie Mac Pool #760015 3.11% 1/1/2047[8,9]		364	346
Freddie Mac Pool #Q46021 3.50% 2/1/2047[8]		1,073	965
Freddie Mac Pool #SI2002 4.00% 3/1/2048[8]		1,924	1,785
Freddie Mac Pool #Z40273 4.50% 10/1/2048[8]		1,657	1,584
Freddie Mac Pool #RA3055 2.50% 7/1/2050[8]		767	626
Freddie Mac Pool #RA3384 3.00% 8/1/2050[8]		341	293
Freddie Mac Pool #SD8106 2.00% 11/1/2050[8]		29,142	22,901
Freddie Mac Pool #SD7528 2.00% 11/1/2050[8]		15,309	12,139
Freddie Mac Pool #QB8934 2.50% 2/1/2051[8]		35	29
Freddie Mac Pool #RA4542 2.50% 2/1/2051[8]		25	20
Freddie Mac Pool #SI2108 2.50% 4/1/2051[8]		60	49
Freddie Mac Pool #RA5288 2.00% 5/1/2051[8]		26,893	21,268
Freddie Mac Pool #SD3095 2.50% 7/1/2051[8]		692	564
Freddie Mac Pool #SD7544 3.00% 7/1/2051[8]		352	305
Freddie Mac Pool #SD8160 2.00% 8/1/2051[8]		819	641
Freddie Mac Pool #RA5782 2.50% 9/1/2051[8]		8,753	7,239
Freddie Mac Pool #SD7545 2.50% 9/1/2051[8]		5,965	4,943
Freddie Mac Pool #SD2963 2.50% 9/1/2051[8]		832	678

99	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QC6921 2.50% 9/1/2051[8]	USD	429	$350
Freddie Mac Pool #SD5485 2.50% 9/1/2051[8]		49	40
Freddie Mac Pool #RA5971 3.00% 9/1/2051[8]		5,824	5,030
Freddie Mac Pool #QC6456 3.00% 9/1/2051[8]		648	552
Freddie Mac Pool #QC9123 2.50% 10/1/2051[8]		876	715
Freddie Mac Pool #QC8196 2.50% 10/1/2051[8]		311	253
Freddie Mac Pool #SD0734 3.00% 10/1/2051[8]		157	136
Freddie Mac Pool #QD1841 2.00% 11/1/2051[8]		3,851	3,011
Freddie Mac Pool #RA6411 2.50% 11/1/2051[8]		7,010	5,719
Freddie Mac Pool #SD8182 2.00% 12/1/2051[8]		1,672	1,308
Freddie Mac Pool #RA6483 2.50% 12/1/2051[8]		5,946	4,914
Freddie Mac Pool #SD2629 2.50% 1/1/2052[8]		2,727	2,224
Freddie Mac Pool #SD7552 2.50% 1/1/2052[8]		2,069	1,710
Freddie Mac Pool #RA6614 2.50% 1/1/2052[8]		949	776
Freddie Mac Pool #SD0853 2.50% 1/1/2052[8]		26	21
Freddie Mac Pool #SD0813 3.00% 1/1/2052[8]		295	255
Freddie Mac Pool #RA6114 2.00% 2/1/2052[8]		1,673	1,306
Freddie Mac Pool #QD5748 2.00% 2/1/2052[8]		877	686
Freddie Mac Pool #SD8193 2.00% 2/1/2052[8]		853	666
Freddie Mac Pool #SD0847 2.50% 2/1/2052[8]		1,000	815
Freddie Mac Pool #QD7312 2.50% 2/1/2052[8]		560	460
Freddie Mac Pool #QD7089 3.50% 2/1/2052[8]		888	792
Freddie Mac Pool #SD5343 2.00% 3/1/2052[8]		4,299	3,356
Freddie Mac Pool #SD8199 2.00% 3/1/2052[8]		3,001	2,344
Freddie Mac Pool #QD8408 2.00% 3/1/2052[8]		1,150	897
Freddie Mac Pool #QD8103 2.00% 3/1/2052[8]		874	682
Freddie Mac Pool #QD8820 2.00% 3/1/2052[8]		265	207
Freddie Mac Pool #QD9460 2.50% 3/1/2052[8]		847	695
Freddie Mac Pool #SD2964 2.50% 3/1/2052[8]		82	67
Freddie Mac Pool #RA7091 2.50% 3/1/2052[8]		30	25
Freddie Mac Pool #SD8204 2.00% 4/1/2052[8]		3,044	2,375
Freddie Mac Pool #QE0312 2.00% 4/1/2052[8]		1,096	855
Freddie Mac Pool #QD9907 2.50% 4/1/2052[8]		814	668
Freddie Mac Pool #QE0812 2.50% 4/1/2052[8]		599	491
Freddie Mac Pool #QE1005 2.50% 4/1/2052[8]		379	311
Freddie Mac Pool #SD3478 2.50% 4/1/2052[8]		115	93
Freddie Mac Pool #SD7554 2.50% 4/1/2052[8]		79	66
Freddie Mac Pool #QE1578 2.50% 5/1/2052[8]		822	674
Freddie Mac Pool #QE2020 2.50% 5/1/2052[8]		158	130
Freddie Mac Pool #QE2111 2.50% 5/1/2052[8]		120	98
Freddie Mac Pool #QE3448 2.50% 5/1/2052[8]		24	20
Freddie Mac Pool #SD8213 3.00% 5/1/2052[8]		46,979	39,977
Freddie Mac Pool #SD4807 2.00% 6/1/2052[8]		4,106	3,208
Freddie Mac Pool #SD8220 3.00% 6/1/2052[8]		23,569	20,061
Freddie Mac Pool #QE4383 4.00% 6/1/2052[8]		2,254	2,068
Freddie Mac Pool #SD5368 2.50% 7/1/2052[8]		4,290	3,498
Freddie Mac Pool #SD8225 3.00% 7/1/2052[8]		30,884	26,304
Freddie Mac Pool #SD7556 3.00% 8/1/2052[8]		1,218	1,048
Freddie Mac Pool #QE7976 4.50% 8/1/2052[8]		38,640	36,438
Freddie Mac Pool #QE8579 4.50% 8/1/2052[8]		179	168
Freddie Mac Pool #SD8262 2.50% 9/1/2052[8]		882	720
Freddie Mac Pool #SD1581 2.50% 9/1/2052[8]		103	84
Freddie Mac Pool #QF0212 4.50% 9/1/2052[8]		833	785
Freddie Mac Pool #QE9497 4.50% 9/1/2052[8]		206	194
Freddie Mac Pool #SD1608 4.50% 9/1/2052[8]		122	115
Freddie Mac Pool #RA7938 5.00% 9/1/2052[8]		1,107	1,073
Freddie Mac Pool #QF2023 4.00% 10/1/2052[8]		29	27
Freddie Mac Pool #QF1236 4.50% 10/1/2052[8]		1,215	1,145
Freddie Mac Pool #SD2465 4.50% 10/1/2052[8]		81	77
Freddie Mac Pool #SD8266 4.50% 11/1/2052[8]		3,119	2,939
Freddie Mac Pool #SD8276 5.00% 12/1/2052[8]		6,030	5,840

American Funds Insurance Series	100

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QF5938 2.50% 1/1/2053[8]	USD	226	$185
Freddie Mac Pool #RA8625 2.50% 2/1/2053[8]		937	767
Freddie Mac Pool #QF7871 2.50% 2/1/2053[8]		752	614
Freddie Mac Pool #SD8297 4.00% 2/1/2053[8]		1,906	1,744
Freddie Mac Pool #SD8305 4.00% 3/1/2053[8]		17,738	16,255
Freddie Mac Pool #SD2716 5.00% 4/1/2053[8]		1,253	1,213
Freddie Mac Pool #SD8321 4.00% 5/1/2053[8]		12,062	11,040
Freddie Mac Pool #RA8647 4.50% 5/1/2053[8]		83	78
Freddie Mac Pool #SD8323 5.00% 5/1/2053[8]		10,730	10,372
Freddie Mac Pool #SD8338 4.00% 6/1/2053[8]		3,481	3,186
Freddie Mac Pool #SD8329 5.00% 6/1/2053[8]		4,209	4,072
Freddie Mac Pool #SD8331 5.50% 6/1/2053[8]		2,874	2,841
Freddie Mac Pool #RA9294 6.50% 6/1/2053[8]		629	647
Freddie Mac Pool #RA9292 6.50% 6/1/2053[8]		554	568
Freddie Mac Pool #RA9289 6.50% 6/1/2053[8]		520	537
Freddie Mac Pool #RA9288 6.50% 6/1/2053[8]		508	525
Freddie Mac Pool #RA9287 6.50% 6/1/2053[8]		367	379
Freddie Mac Pool #RA9290 6.50% 6/1/2053[8]		275	284
Freddie Mac Pool #RA9291 6.50% 6/1/2053[8]		197	202
Freddie Mac Pool #RA9295 6.50% 6/1/2053[8]		143	150
Freddie Mac Pool #SD3417 2.50% 7/1/2053[8]		888	728
Freddie Mac Pool #SD8353 4.00% 7/1/2053[8]		9,484	8,682
Freddie Mac Pool #SD8341 5.00% 7/1/2053[8]		33	32
Freddie Mac Pool #SD8342 5.50% 7/1/2053[8]		8,786	8,688
Freddie Mac Pool #SD3432 6.00% 7/1/2053[8]		744	755
Freddie Mac Pool #QH1153 4.00% 9/1/2053[8]		400	367
Freddie Mac Pool #SD8362 5.50% 9/1/2053[8]		27,571	27,257
Freddie Mac Pool #SD4550 2.50% 10/1/2053[8]		871	710
Freddie Mac Pool #SD4077 2.50% 10/1/2053[8]		107	88
Freddie Mac Pool #SD4053 6.00% 10/1/2053[8]		5,117	5,148
Freddie Mac Pool #SD8390 4.00% 11/1/2053[8]		25	23
Freddie Mac Pool #SD4977 5.00% 11/1/2053[8,10]		132,126	127,709
Freddie Mac Pool #SD8372 5.50% 11/1/2053[8]		24,302	24,022
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[8]		777	799
Freddie Mac Pool #SD4693 6.50% 1/1/2054[8]		647	662
Freddie Mac Pool #SD8397 6.50% 1/1/2054[8]		536	548
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[8]		347	355
Freddie Mac Pool #SD8401 5.50% 2/1/2054[8]		456	450
Freddie Mac Pool #SD8402 6.00% 2/1/2054[8]		15,647	15,730
Freddie Mac Pool #SD8403 6.50% 2/1/2054[8]		1,576	1,609
Freddie Mac Pool #SD8408 5.50% 3/1/2054[8]		12,286	12,133
Freddie Mac Pool #RJ1015 6.50% 3/1/2054[8]		131	134
Freddie Mac Pool #QI3548 4.00% 4/1/2054[8]		681	623
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[8]		1,623	1,611
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[8]		1,220	1,206
Freddie Mac Pool #QI3333 6.00% 4/1/2054[8]		416	419
Freddie Mac Pool #SD8428 4.00% 5/1/2054[8]		976	893
Freddie Mac Pool #RJ1417 5.50% 5/1/2054[8]		16,337	16,222
Freddie Mac Pool #RJ1419 5.50% 5/1/2054[8]		7,805	7,731
Freddie Mac Pool #RJ1448 5.50% 5/1/2054[8]		3,006	2,978
Freddie Mac Pool #SD5692 6.00% 5/1/2054[8]		557	563
Freddie Mac Pool #SD8435 4.00% 6/1/2054[8]		666	610
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[8]		450	446
Freddie Mac Pool #RJ1785 6.00% 6/1/2054[8]		1,749	1,770
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[8]		1,214	1,229
Freddie Mac Pool #RJ1797 6.50% 6/1/2054[8]		1,910	1,954
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[8]		559	575
Freddie Mac Pool #SD8440 6.50% 6/1/2054[8]		195	199
Freddie Mac Pool #SD8466 4.00% 7/1/2054[8]		7,829	7,163
Freddie Mac Pool #RJ1960 5.50% 7/1/2054[8]		801	794
Freddie Mac Pool #QI8872 5.50% 7/1/2054[8]		759	752

101	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[8]	USD	642	$634
Freddie Mac Pool #SD8447 6.00% 7/1/2054[8]		7,874	7,925
Freddie Mac Pool #SD5813 6.00% 7/1/2054[8]		3,309	3,352
Freddie Mac Pool #SD5896 6.00% 7/1/2054[8]		815	822
Freddie Mac Pool #SD5790 6.00% 7/1/2054[8]		469	474
Freddie Mac Pool #QI8874 6.00% 7/1/2054[8]		216	219
Freddie Mac Pool #SD8448 6.50% 7/1/2054[8]		38,108	38,914
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[8]		5,976	6,112
Freddie Mac Pool #SD5905 6.50% 7/1/2054[8]		2,230	2,293
Freddie Mac Pool #SD5986 6.50% 7/1/2054[8]		1,994	2,050
Freddie Mac Pool #RJ2193 5.00% 8/1/2054[8]		384	372
Freddie Mac Pool #RJ2241 5.00% 8/1/2054[8]		278	270
Freddie Mac Pool #RJ2195 5.00% 8/1/2054[8]		249	241
Freddie Mac Pool #RJ2200 5.50% 8/1/2054[8]		6,399	6,324
Freddie Mac Pool #RJ2201 5.50% 8/1/2054[8]		4,399	4,368
Freddie Mac Pool #RJ2206 5.50% 8/1/2054[8]		4,383	4,336
Freddie Mac Pool #RJ2243 5.50% 8/1/2054[8]		3,708	3,673
Freddie Mac Pool #SD6286 5.50% 8/1/2054[8]		1,221	1,213
Freddie Mac Pool #RJ2202 5.50% 8/1/2054[8]		913	906
Freddie Mac Pool #RJ2203 5.50% 8/1/2054[8]		661	655
Freddie Mac Pool #SD8454 6.00% 8/1/2054[8]		6,841	6,876
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[8]		3,879	3,941
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[8]		3,284	3,309
Freddie Mac Pool #RJ2212 6.00% 8/1/2054[8]		3,100	3,138
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[8]		2,648	2,686
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[8]		2,541	2,568
Freddie Mac Pool #SD6029 6.00% 8/1/2054[8]		1,870	1,900
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[8]		1,103	1,110
Freddie Mac Pool #SD8455 6.50% 8/1/2054[8]		8,887	9,079
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[8]		1,895	1,958
Freddie Mac Pool #RJ2223 6.50% 8/1/2054[8]		1,764	1,818
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[8]		1,542	1,583
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[8]		955	977
Freddie Mac Pool #RJ2422 5.50% 9/1/2054[8]		3,777	3,733
Freddie Mac Pool #SD6328 5.50% 9/1/2054[8]		3,119	3,096
Freddie Mac Pool #RJ2298 5.50% 9/1/2054[8]		2,558	2,531
Freddie Mac Pool #QJ3044 5.50% 9/1/2054[8]		2,455	2,424
Freddie Mac Pool #RJ2415 5.50% 9/1/2054[8]		1,582	1,571
Freddie Mac Pool #RJ2408 5.50% 9/1/2054[8]		1,416	1,403
Freddie Mac Pool #SD8463 6.00% 9/1/2054[8]		22,962	23,116
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[8]		6,427	6,496
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[8]		3,608	3,665
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[8]		3,337	3,378
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[8]		3,064	3,106
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[8]		2,007	2,022
Freddie Mac Pool #RJ2409 6.00% 9/1/2054[8]		1,838	1,858
Freddie Mac Pool #SD6271 6.50% 9/1/2054[8]		1,238	1,274
Freddie Mac Pool #SD6288 6.50% 9/1/2054[8]		1,145	1,177
Freddie Mac Pool #SD8464 6.50% 9/1/2054[8]		993	1,015
Freddie Mac Pool #QJ4693 6.50% 9/1/2054[8]		606	622
Freddie Mac Pool #RJ2474 6.50% 9/1/2054[8]		422	432
Freddie Mac Pool #RJ2411 6.50% 9/1/2054[8]		280	287
Freddie Mac Pool #RJ2470 6.50% 9/1/2054[8]		157	161
Freddie Mac Pool #SD8481 4.00% 10/1/2054[8]		937	857
Freddie Mac Pool #SD8467 4.50% 10/1/2054[8]		11,479	10,802
Freddie Mac Pool #QJ6259 4.50% 10/1/2054[8]		103	97
Freddie Mac Pool #SD8469 5.50% 10/1/2054[8]		1,669	1,648
Freddie Mac Pool #SD8471 6.50% 10/1/2054[8]		2,067	2,111
Freddie Mac Pool #SD8484 4.00% 11/1/2054[8]		5,942	5,436
Freddie Mac Pool #SD8473 4.50% 11/1/2054[8]		28,408	26,732
Freddie Mac Pool #RJ2850 4.50% 11/1/2054[8]		2,417	2,277

American Funds Insurance Series	102

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RJ2851 4.50% 11/1/2054[8]	USD	140	$131
Freddie Mac Pool #RJ2860 5.00% 11/1/2054[8]		6,007	5,801
Freddie Mac Pool #RJ2913 5.50% 11/1/2054[8]		6,218	6,140
Freddie Mac Pool #SD8489 4.50% 12/1/2054[8]		22,573	21,241
Freddie Mac Pool #RJ3017 5.00% 12/1/2054[8]		6,637	6,409
Freddie Mac Pool #RJ3163 5.00% 12/1/2054[8]		3,829	3,707
Freddie Mac Pool #SD8493 5.50% 12/1/2054[8]		3,441	3,398
Freddie Mac Pool #RJ3082 5.50% 12/1/2054[8]		2,382	2,360
Freddie Mac Pool #QX0376 5.50% 12/1/2054[8]		1,318	1,306
Freddie Mac Pool #QX1414 5.50% 12/1/2054[8]		295	291
Freddie Mac Pool #SD8488 4.00% 1/1/2055[8]		58	53
Freddie Mac Pool #SD8492 5.00% 1/1/2055[8]		3,530	3,409
Freddie Mac Pool #SD8494 5.50% 1/1/2055[8]		4,588	4,530
Freddie Mac, Series T041, Class 3A, 4.381% 7/25/2032[8,9]		153	139
Freddie Mac, Series K755, Class A2, Multi Family, 5.203% 2/25/2031[8]		11,374	11,582
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[8,9]		2,173	2,021
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 7/25/2056[8,9]		932	879
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[8]		4,300	3,968
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[8,9]		4,148	3,835
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[8,9]		789	700
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 6/25/2057[8]		656	581
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[8]		1,348	1,286
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[8]		1,684	1,477
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[8]		7,319	6,908
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[8]		4,306	3,943
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[8]		1,700	1,633
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 5/25/2029[8]		3,358	3,212
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 5/25/2029[8]		2,455	2,315
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[8]		2,092	1,943
Government National Mortgage Assn. 3.00% 1/1/2055[8,11]		17,975	15,589
Government National Mortgage Assn. Pool #BD7245 4.00% 1/20/2048[8]		416	386
Government National Mortgage Assn. Pool #MA5652 4.50% 12/20/2048[8]		269	258
Government National Mortgage Assn. Pool #MA6602 4.50% 4/20/2050[8]		161	154
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[8]		6,927	5,557
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[8]		69,324	55,599
Government National Mortgage Assn. Pool #MA7259 4.50% 3/20/2051[8]		1,400	1,342
Government National Mortgage Assn. Pool #MA7316 4.50% 4/20/2051[8]		385	369
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[8]		145	121
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[8]		20,576	17,205
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[8]		5,021	4,198
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[8]		810	677
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[8]		14,379	12,482
Government National Mortgage Assn. Pool #MA8099 3.50% 6/20/2052[8]		135	121
Government National Mortgage Assn. Pool #MA8197 2.50% 8/20/2052[8]		876	733
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[8]		664	594
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[8]		10,152	9,360
Government National Mortgage Assn. Pool #MA8425 3.50% 11/20/2052[8]		31,534	28,215

103	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #MA8485 2.50% 12/20/2052[8]	USD	2,298	$1,922
Government National Mortgage Assn. Pool #MA8642 2.50% 2/20/2053[8]		1,980	1,657
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[8]		3,046	2,883
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[8]		28,654	27,120
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[8]		5,266	4,855
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[8]		2,044	1,492
Uniform Mortgage-Backed Security 2.50% 1/1/2040[8,11]		365	332
Uniform Mortgage-Backed Security 2.00% 1/1/2055[8,11]		77,534	60,337
Uniform Mortgage-Backed Security 2.50% 1/1/2055[8,11]		89,083	72,568
Uniform Mortgage-Backed Security 3.50% 1/1/2055[8,11]		149,908	132,605
Uniform Mortgage-Backed Security 4.50% 1/1/2055[8,11]		19,733	18,561
Uniform Mortgage-Backed Security 5.00% 1/1/2055[8,11]		4,726	4,562
Uniform Mortgage-Backed Security 6.00% 1/1/2055[8,11]		696	699
Uniform Mortgage-Backed Security 4.00% 2/1/2055[8,11]		10,966	10,027
Uniform Mortgage-Backed Security 4.50% 2/1/2055[8,11]		24,290	22,838
			2,488,092

Commercial mortgage-backed securities 0.78%
Bank Commercial Mortgage Trust, Series 2022-BNK43, Class A5, 4.399% 8/15/2055[8]		1,400	1,323
Bank Commercial Mortgage Trust, Series 2023-BNK45, Class A5, 5.203% 2/15/2056[8]		720	717
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class A3, 6.50% 12/15/2056[8]		5,368	5,610
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[8,9]		857	908
Bank Commercial Mortgage Trust, Series 2024-5YR9, Class A3, 5.614% 8/15/2057[8]		4,615	4,700
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057[8]		1,380	1,419
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057[8,9]		4,062	4,188
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057[8,9]		1,914	1,965
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[8]		2,909	2,538
Barclays Commercial Mortgage Securities, LLC, Series 2022-C16, Class A5, 4.60% 6/15/2055[8,9]		490	471
Barclays Commercial Mortgage Securities, LLC, Series 2023-C19, Class A5, 5.451% 4/15/2056[8]		3,355	3,400
Barclays Commercial Mortgage Securities, LLC, Series 2023-C21, Class A5, 6.00% 9/15/2056[8,9]		2,000	2,107
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057[8]		1,828	1,860
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2/15/2051[8]		1,000	963
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 3/15/2053[8]		2,960	2,538
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[8,9]		750	728
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057[8]		2,112	2,149
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057[8,9]		590	603
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057[8]		618	621
BMO Mortgage Trust, Series 2022-C2, Class A5, 4.974% 7/15/2054[8,9]		1,750	1,718
BMO Mortgage Trust, Series 2023-C5, Class A5, 5.765% 6/15/2056[8]		1,246	1,280
BMO Mortgage Trust, Series 2024-5C8, Class A3, 5.625% 12/15/2057[8,9]		6,990	7,125
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[8,9]		1,450	1,476
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.839% 4/15/2029[5,8,9]		5,393	5,413
BX Trust, Series 2021-SDMF, Class A, (1-month USD CME Term SOFR + 0.703%) 5.101% 9/15/2034[5,8,9]		5,608	5,582
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[5,8,9]		4,505	4,498
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[5,8,9]		7,968	7,950
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.809% 10/15/2036[5,8,9]		5,968	5,955
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.182% 6/15/2038[5,8,9]		6,609	6,603

American Funds Insurance Series	104

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.382% 6/15/2038[5,8,9]	USD	1,193	$1,192
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%)5.612% 6/15/2038[5,8,9]		1,077	1,076
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.362% 11/15/2038[5,8,9]		4,549	4,547
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.387% 2/15/2039[5,8,9]		6,334	6,320
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[5,8,9]		7,899	7,966
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[5,8,9]		11,410	11,286
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[5,8,9]		1,287	1,294
CALI Mortgage Trust, Series 24-SUN, Class B, (1-month USD CME Term SOFR + 2.34%) 6.738% 7/15/2041[5,8,9]		1,578	1,589
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[5,8,9]		5,162	5,196
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[5,8,9]		3,606	3,668
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 7/10/2050[8]		4,624	4,609
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 11/15/2048[8]		169	168
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[5,8]		3,677	3,774
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[5,8,9]		1,386	1,388
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.892% 7/15/2038[5,8,9]		1,266	1,268
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.212% 7/15/2038[5,8,9]		1,322	1,325
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[5,8,9]		3,067	3,076
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 12/10/2040[5,8]		3,795	3,188
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 5/15/2041[5,8,9]		9,264	9,313
GS Mortgage Securities Trust, Series 2023-SHIP, Class B, 5.101% 9/15/2038[5,8,9]		1,355	1,347
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[8]		2,489	2,160
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[5,8]		1,698	1,566
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.377% 1/5/2039[5,8]		578	518
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class C, 3.565% 1/5/2039[5,8,9]		100	88
JW Commercial Mortgage Trust 2024-MRCO, Series 2024-BERY, Class A, (1-month USD CME Term SOFR + 1.593%) 5.99% 11/15/2039[5,8,9]		2,187	2,193
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039[5,8]		13,772	12,660
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.313% 4/15/2038[5,8,9]		1,204	1,203
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 12/15/2047[8]		76	76
Morgan Stanley Capital I Trust, Series 2022-L8, Class A5, 3.793% 4/15/2055[8,9]		370	335
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.789% 5/15/2039[5,8,9]		4,424	4,429
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[5,8]		2,194	1,845
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.242% 11/15/2038[5,8,9]		4,601	4,598
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.397% 1/15/2039[5,8,9]		10,709	10,688

105	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2022-C62, Class A4, 4.00% 4/15/2055[8,9]	USD	1,620	$1,494
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057[8]		430	447
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 7.186% 11/15/2027[5,8,9]		6,379	6,455
			210,753

Collateralized mortgage-backed obligations (privately originated) 0.21%
Angel Oak Mortgage Trust, Series 2024-7, Class A1, 5.621% 5/25/2069 (6.621% on 7/1/2028)[5,8,12]		7,013	7,015
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[5,8,9]		764	667
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[5,8,9]		6,073	5,895
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028)[5,8,12]		2,982	2,974
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[5,8]		2,083	2,031
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 9/25/2034[8]		119	117
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[5,8]		1,790	1,997
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[5,8]		5,476	6,063
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[5,8,9]		470	474
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.819% 5/25/2044[5,8,9]		4,226	4,245
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[5,8]		3,944	3,743
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2/25/2034[8]		241	237
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028)[5,8,12]		3,103	3,134
Onslow Bay Financial, LLC, Series 2022-NQM6, Class A1, 4.70% 7/25/2062 (5.70% on 6/1/2026)[5,8,12]		4,832	4,769
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038[5,8]		2,446	2,341
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.147% 10/17/2041[5,8,9]		5,504	5,531
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063[5,8]		2,691	2,558
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027)[5,8,12]		2,412	2,433
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (6.218% on 10/1/2028)[5,8,12]		2,154	2,138
			58,362
Total mortgage-backed obligations			2,757,207

U.S. Treasury bonds & notes 6.39%
U.S. Treasury 6.26%
U.S. Treasury 3.875% 4/30/2025		4,250	4,244
U.S. Treasury 4.625% 6/30/2025		130,260	130,588
U.S. Treasury 4.75% 7/31/2025		71,532	71,740
U.S. Treasury 5.00% 10/31/2025		2,418	2,433
U.S. Treasury 4.875% 11/30/2025		12,250	12,318
U.S. Treasury 4.25% 1/31/2026		1,813	1,814
U.S. Treasury 0.50% 2/28/2026		42,515	40,745
U.S. Treasury 4.625% 2/28/2026		2,096	2,105
U.S. Treasury 3.625% 5/15/2026		1,195	1,185
U.S. Treasury 4.625% 6/30/2026		17,210	17,308
U.S. Treasury 0.75% 8/31/2026		52	49
U.S. Treasury 0.875% 9/30/2026		565	533
U.S. Treasury 1.125% 10/31/2026		471	445
U.S. Treasury 4.625% 11/15/2026		7,985	8,040
U.S. Treasury 4.25% 11/30/2026		79,646	79,647

American Funds Insurance Series	106

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.125% 2/15/2027	USD	1,404	$1,401
U.S. Treasury 1.125% 2/28/2027		762	714
U.S. Treasury 2.375% 5/15/2027		880	843
U.S. Treasury 2.625% 5/31/2027		96,250	92,695
U.S. Treasury 0.50% 6/30/2027		36,300	33,109
U.S. Treasury 4.125% 9/30/2027		90,000	89,691
U.S. Treasury 4.00% 12/15/2027		22,504	22,334
U.S. Treasury 4.00% 2/29/2028		46,200	45,801
U.S. Treasury 3.625% 3/31/2028		10	10
U.S. Treasury 3.50% 4/30/2028		5,600	5,460
U.S. Treasury 4.00% 1/31/2029		69,869	68,937
U.S. Treasury 2.875% 4/30/2029		50,000	47,077
U.S. Treasury 4.25% 6/30/2029		28,885	28,739
U.S. Treasury 4.375% 12/31/2029		32,143	32,134
U.S. Treasury 4.00% 2/28/2030		1,598	1,569
U.S. Treasury 0.625% 5/15/2030		20,225	16,607
U.S. Treasury 4.00% 7/31/2030		8,160	7,992
U.S. Treasury 4.875% 10/31/2030		50,765	51,914
U.S. Treasury 4.25% 6/30/2031		17,165	16,959
U.S. Treasury 2.875% 5/15/2032		50,000	44,939
U.S. Treasury 4.125% 11/15/2032		723	706
U.S. Treasury 3.50% 2/15/2033		29,540	27,500
U.S. Treasury 3.875% 8/15/2033		119,136	113,475
U.S. Treasury 4.375% 5/15/2034		14,313	14,105
U.S. Treasury 4.25% 11/15/2034		105,191	102,520
U.S. Treasury 1.375% 11/15/2040		54,995	34,097
U.S. Treasury 1.75% 8/15/2041		37,854	24,546
U.S. Treasury 2.00% 11/15/2041		1,181	794
U.S. Treasury 4.625% 5/15/2044		14,927	14,486
U.S. Treasury 4.125% 8/15/2044		64,435	58,374
U.S. Treasury 4.625% 11/15/2044		4,484	4,351
U.S. Treasury 2.50% 2/15/2046		3,755	2,570
U.S. Treasury 3.00% 5/15/2047		9,355	6,925
U.S. Treasury 3.00% 2/15/2048		336	247
U.S. Treasury 1.375% 8/15/2050[10]		12,500	6,107
U.S. Treasury 2.25% 2/15/2052[10]		72,025	43,738
U.S. Treasury 4.00% 11/15/2052		8,369	7,301
U.S. Treasury 3.625% 2/15/2053[10]		125,000	101,722
U.S. Treasury 3.625% 5/15/2053		22,676	18,470
U.S. Treasury 4.25% 2/15/2054		17,191	15,710
U.S. Treasury 4.25% 8/15/2054[10]		125,162	114,533
			1,694,396

U.S. Treasury inflation-protected securities 0.13%
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[13]		26,654	26,610
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[13]		4,925	4,898
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2025[13]		4,136	4,089
			35,597
Total U.S. Treasury bonds & notes			1,729,993

Corporate bonds, notes & loans 6.20%
Financials 1.59%
AerCap Ireland Capital DAC 2.45% 10/29/2026		5,457	5,228
AG Issuer, LLC 6.25% 3/1/2028[5]		4,470	4,453
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]		1,072	1,113
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[5,12]		4,250	4,330
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[5]		2,100	2,006
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[5]		2,295	2,216
Ally Financial, Inc. 8.00% 11/1/2031		3,000	3,316
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[12]		4,810	4,871

107	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[12]	USD	2,686	$2,872
American International Group, Inc. 5.125% 3/27/2033		2,937	2,902
AmWINS Group, Inc. 4.875% 6/30/2029[5]		1,348	1,272
Aretec Group, Inc. 7.50% 4/1/2029[5]		1,250	1,246
Arthur J. Gallagher & Co. 5.15% 2/15/2035		5,444	5,310
Arthur J. Gallagher & Co. 5.55% 2/15/2055		2,586	2,485
Banco Santander, SA 2.746% 5/28/2025		1,200	1,189
Banco Santander, SA 5.147% 8/18/2025		1,400	1,402
Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[12]		2,428	2,202
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[12]		2,098	2,108
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[12]		5,000	5,125
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[12]		1,000	836
Bank of America Corp. 5.288% 4/25/2034 (USD-SOFR + 1.91% on 4/25/2033)[12]		4,535	4,499
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[12]		6,050	6,059
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[12]		3,477	3,482
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[12]		3,748	3,732
Berkshire Hathaway, Inc. 3.125% 3/15/2026		500	493
Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[5]		523	538
Blackstone Private Credit Fund 6.00% 11/22/2034[5]		1,695	1,655
Block, Inc. 3.50% 6/1/2031		2,325	2,049
Blue Owl Capital Corp. 4.00% 3/30/2025		102	102
Blue Owl Capital Corp. 3.40% 7/15/2026		1,290	1,251
Blue Owl Capital Corp. III 3.125% 4/13/2027		2,520	2,379
Blue Owl Credit Income Corp. 4.70% 2/8/2027		1,230	1,213
Blue Owl Credit Income Corp. 6.65% 3/15/2031		800	815
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[5,12]		2,829	2,535
Boost Newco Borrower, LLC 7.50% 1/15/2031[5]		1,150	1,207
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[5,12]		271	267
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[5,12]		8,125	8,057
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[5,12]		938	961
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[5,12]		4,764	4,812
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[12]		2,859	2,906
Castlelake Aviation Finance DAC 5.00% 4/15/2027[5]		1,815	1,830
Chubb INA Holdings, LLC 3.35% 5/3/2026		880	867
Chubb INA Holdings, LLC 5.00% 3/15/2034		4,223	4,173
Chubb INA Holdings, LLC 4.35% 11/3/2045		400	342
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[12]		8,000	8,046
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[12]		6,275	6,272
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[12]		4,750	4,617
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[12]		3,254	2,936
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[12]		1,475	1,503
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[12]		4,701	4,719
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[12]		4,250	4,483
CME Group, Inc. 3.75% 6/15/2028		3,425	3,335
Coinbase Global, Inc. 3.375% 10/1/2028[5]		6,514	5,868
Coinbase Global, Inc. 3.625% 10/1/2031[5]		5,766	4,879
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]		820	788
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]		715	658
Cooperatieve Rabobank UA 4.375% 8/4/2025		4,500	4,483
Corebridge Financial, Inc. 3.50% 4/4/2025		642	640
Corebridge Financial, Inc. 3.65% 4/5/2027		914	889
Corebridge Financial, Inc. 3.85% 4/5/2029		621	593
Corebridge Financial, Inc. 3.90% 4/5/2032		351	320
Corebridge Financial, Inc. 4.35% 4/5/2042		203	169
Corebridge Financial, Inc. 4.40% 4/5/2052		489	393

American Funds Insurance Series	108

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Crédit Agricole SA 4.375% 3/17/2025[5]	USD	850	$848
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[12]		6,650	6,327
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027)[12]		1,109	1,121
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[12]		2,250	2,337
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[12]		750	785
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[12]		300	269
DNB Bank ASA 5.896% 10/9/2026 (USD-SOFR + 1.95% on 10/9/2025)[5,12]		7,750	7,806
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[12]		2,198	2,086
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[12]		4,000	3,816
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[12]		287	285
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[12]		9,500	9,304
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[12]		2,087	1,799
Goldman Sachs Group, Inc. 3.21% 4/22/2042 (USD-SOFR + 1.513% on 4/22/2041)[12]		2,000	1,458
Hightower Holding, LLC 6.75% 4/15/2029[5]		870	867
Hightower Holding, LLC 9.125% 1/31/2030[5]		2,930	3,089
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[12]		937	797
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[12]		873	737
HSBC Holdings PLC 6.254% 3/9/2034 (USD-SOFR + 2.39% on 3/9/2033)[12]		770	799
HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[12]		5,839	5,882
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[12]		537	568
Intercontinental Exchange, Inc. 5.25% 6/15/2031		2,254	2,280
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[5,12]		4,600	5,162
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[5,12]		3,621	3,872
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[12]		2,975	2,859
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[12]		1,066	1,070
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027)[12]		4,000	3,953
JPMorgan Chase & Co. 4.851% 7/25/2028 (USD-SOFR + 1.99% on 7/25/2027)[12]		3,740	3,739
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[12]		3,275	3,247
JPMorgan Chase & Co. 6.087% 10/23/2029 (USD-SOFR + 1.57% on 10/23/2028)[12]		4,250	4,409
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[12]		4,750	4,845
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[12]		4,755	4,666
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[12]		2,755	2,655
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[12]		6,500	6,349
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[12]		1,222	1,170
Marsh & McLennan Cos., Inc. 4.375% 3/15/2029		1,705	1,676
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031		7,000	6,916
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035		7,000	6,836
Marsh & McLennan Cos., Inc. 4.90% 3/15/2049		719	646
Marsh & McLennan Cos., Inc. 2.90% 12/15/2051		920	572
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055		4,750	4,555
Mastercard, Inc. 4.35% 1/15/2032		4,801	4,641
Mastercard, Inc. 4.85% 3/9/2033		2,258	2,239
Metropolitan Life Global Funding I 5.15% 3/28/2033[5]		1,600	1,582
Morgan Stanley 4.679% 7/17/2026 (USD-SOFR + 1.669% on 7/17/2025)[12]		2,450	2,448
Morgan Stanley 3.125% 7/27/2026		325	318
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[12]		4,458	4,472
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028)[12]		3,456	3,496
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[12]		7,000	6,978
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[12]		3,500	3,376
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[5]		1,230	1,247
Navient Corp. 6.75% 6/15/2026		300	304
Navient Corp. 5.50% 3/15/2029		11,105	10,495
Navient Corp. 11.50% 3/15/2031		4,860	5,440
New York Life Global Funding 2.35% 7/14/2026[5]		590	572

109	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
New York Life Global Funding 4.55% 1/28/2033[5]	USD	1,263	$1,208
Northwestern Mutual Global Funding 1.75% 1/11/2027[5]		2,500	2,364
OneMain Finance Corp. 3.875% 9/15/2028		1,106	1,020
OneMain Finance Corp. 6.625% 5/15/2029		2,240	2,271
OneMain Finance Corp. 5.375% 11/15/2029		1,725	1,660
OneMain Finance Corp. 7.875% 3/15/2030		2,565	2,678
OneMain Finance Corp. 7.50% 5/15/2031		105	108
OneMain Finance Corp. 7.125% 11/15/2031		2,765	2,820
Osaic Holdings, Inc. 10.75% 8/1/2027[5]		2,420	2,511
Owl Rock Capital Corp. 3.75% 7/22/2025		2,874	2,851
Oxford Finance, LLC 6.375% 2/1/2027[5]		920	912
PayPal Holdings, Inc. 2.65% 10/1/2026		662	642
PayPal Holdings, Inc. 2.30% 6/1/2030		616	540
Planet Financial Group, LLC 10.50% 12/15/2029[5]		540	550
Power Finance Corp., Ltd. 5.25% 8/10/2028		383	383
Power Finance Corp., Ltd. 6.15% 12/6/2028		350	359
Power Finance Corp., Ltd. 4.50% 6/18/2029		554	534
Power Finance Corp., Ltd. 3.95% 4/23/2030		1,213	1,130
Prudential Financial, Inc. 4.35% 2/25/2050		2,205	1,799
Prudential Financial, Inc. 3.70% 3/13/2051		755	547
Rocket Mortgage, LLC 2.875% 10/15/2026[5]		2,110	2,003
Rocket Mortgage, LLC 3.625% 3/1/2029[5]		1,505	1,364
Royal Bank of Canada 1.15% 6/10/2025		4,711	4,640
Ryan Specialty, LLC 5.875% 8/1/2032[5]		165	163
Starwood Property Trust, Inc. 4.375% 1/15/2027[5]		3,580	3,464
Starwood Property Trust, Inc. 7.25% 4/1/2029[5]		970	996
Starwood Property Trust, Inc. 6.50% 7/1/2030[5]		525	526
Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[5,12]		1,000	994
Travelers Companies, Inc. 4.00% 5/30/2047		860	684
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[12]		1,677	1,794
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[9,14]		2,189	2,251
U.S. Bancorp 2.375% 7/22/2026		4,000	3,869
UBS Group AG 4.125% 9/24/2025[5]		2,750	2,738
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[5,12]		1,250	1,235
UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[5,12,15]		800	771
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[5,12]		3,575	3,599
UniCredit SpA 4.625% 4/12/2027[5]		625	617
Wells Fargo & Co. 2.164% 2/11/2026 (3-month USD CME Term SOFR + 1.012% on 2/11/2025)[12]		8,000	7,976
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[12]		7,025	7,141
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[12]		400	377
Wells Fargo & Co. 6.303% 10/23/2029 (USD-SOFR + 1.79% on 10/23/2028)[12]		7,225	7,521
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[12]		3,750	3,988
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[12]		3,000	2,994
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[12]		3,325	2,831
Westpac Banking Corp. 2.963% 11/16/2040		1,500	1,069
			430,854

Health care 0.73%
AbbVie, Inc. 5.40% 3/15/2054		7,250	6,985
AdaptHealth, LLC 6.125% 8/1/2028[5]		645	632
AdaptHealth, LLC 4.625% 8/1/2029[5]		1,990	1,792
AdaptHealth, LLC 5.125% 3/1/2030[5]		1,010	921
Amgen, Inc. 5.25% 3/2/2030		1,244	1,256
Amgen, Inc. 5.25% 3/2/2033		2,990	2,969

American Funds Insurance Series	110

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Amgen, Inc. 5.60% 3/2/2043	USD	1,500	$1,459
Amgen, Inc. 5.65% 3/2/2053		2,750	2,650
Amgen, Inc. 4.40% 2/22/2062		1,697	1,318
Amgen, Inc. 5.75% 3/2/2063		258	248
Astrazeneca Finance, LLC 1.75% 5/28/2028		1,871	1,699
Astrazeneca Finance, LLC 4.90% 2/26/2031		1,850	1,849
Astrazeneca Finance, LLC 2.25% 5/28/2031		742	632
Astrazeneca Finance, LLC 5.00% 2/26/2034		3,550	3,513
AstraZeneca PLC 3.375% 11/16/2025		1,140	1,129
Bausch Health Companies, Inc. 5.50% 11/1/2025[5]		6,275	6,126
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.707% 2/1/2027[9,14]		959	938
Baxter International, Inc. 1.915% 2/1/2027		4,739	4,469
Baxter International, Inc. 2.272% 12/1/2028		3,180	2,867
Bayer US Finance, LLC 6.125% 11/21/2026[5]		6,047	6,165
Bayer US Finance, LLC 6.25% 1/21/2029[5]		3,451	3,522
Becton, Dickinson and Co. 5.081% 6/7/2029		3,363	3,386
Bristol-Myers Squibb Co. 5.10% 2/22/2031		1,800	1,812
Bristol-Myers Squibb Co. 5.20% 2/22/2034		825	824
Bristol-Myers Squibb Co. 5.65% 2/22/2064		2,550	2,456
Centene Corp. 4.25% 12/15/2027		565	548
Centene Corp. 4.625% 12/15/2029		1,265	1,197
Centene Corp. 2.625% 8/1/2031		7,750	6,387
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[5]		2,750	2,642
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[5]		2,130	1,751
CVS Health Corp. 5.00% 1/30/2029		3,831	3,781
CVS Health Corp. 5.40% 6/1/2029		4,144	4,147
CVS Health Corp. 5.55% 6/1/2031		3,039	3,018
CVS Health Corp. 5.70% 6/1/2034		4,053	3,986
DaVita, Inc. 3.75% 2/15/2031[5]		1,140	987
DaVita, Inc. 6.875% 9/1/2032[5]		810	817
Elevance Health, Inc. 2.375% 1/15/2025		818	817
Elevance Health, Inc. 4.90% 2/8/2026		1,417	1,416
Elevance Health, Inc. 5.20% 2/15/2035		681	665
Elevance Health, Inc. 5.125% 2/15/2053		344	306
Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]		2,200	2,334
Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[9,14]		2,575	2,595
GE HealthCare Technologies, Inc. 4.80% 8/14/2029		1,699	1,684
Gilead Sciences, Inc. 5.25% 10/15/2033		2,642	2,653
Grifols, SA 3.875% 10/15/2028	EUR	800	751
Grifols, SA 7.50% 5/1/2030		400	435
HCA, Inc. 3.375% 3/15/2029	USD	804	747
HCA,Inc. 3.625% 3/15/2032		1,000	882
HCA, Inc. 4.375% 3/15/2042		1,500	1,225
HCA, Inc. 4.625% 3/15/2052		1,450	1,133
Humana, Inc. 5.375% 4/15/2031		3,194	3,169
Humana, Inc. 5.75% 4/15/2054		1,517	1,407
IQVIA, Inc. 6.50% 5/15/2030[5]		1,975	2,012
Jazz Securities DAC 4.375% 1/15/2029[5]		970	917
Medline Borrower, LP 6.25% 4/1/2029[5]		2,050	2,074
Medtronic Global Holdings S.C.A. 4.25% 3/30/2028		2,213	2,186
Molina Healthcare, Inc. 4.375% 6/15/2028[5]		545	517
Molina Healthcare, Inc. 3.875% 11/15/2030[5]		2,899	2,583
Molina Healthcare, Inc. 3.875% 5/15/2032[5]		5,110	4,438
Molina Healthcare, Inc. 6.25% 1/15/2033[5]		1,590	1,573
Novant Health, Inc. 3.168% 11/1/2051		3,750	2,489
Novartis Capital Corp. 1.75% 2/14/2025		500	498
Novartis Capital Corp. 2.00% 2/14/2027		636	605
Owens & Minor, Inc. 4.50% 3/31/2029[5]		4,635	4,142
Owens & Minor, Inc. 6.625% 4/1/2030[5]		1,495	1,403

111	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[5,7]	USD	3,255	$3,219
Radiology Partners, Inc., Term Loan B, 1.50% PIK and 8.275% Cash 1/31/2029[7,9,14]		3,352	3,322
Roche Holdings, Inc. 4.203% 9/9/2029[5]		3,450	3,374
Roche Holdings, Inc. 4.592% 9/9/2034[5]		2,244	2,152
Summa Health 3.511% 11/15/2051		1,655	1,182
Tenet Healthcare Corp. 4.625% 6/15/2028		645	618
Tenet Healthcare Corp. 4.25% 6/1/2029		1,975	1,856
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		15,615	15,018
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		11,995	11,725
UnitedHealth Group, Inc. 4.95% 1/15/2032		7,149	7,071
UnitedHealth Group, Inc. 5.15% 7/15/2034		3,650	3,603
UnitedHealth Group, Inc. 5.625% 7/15/2054		2,900	2,817
Viatris, Inc. 4.00% 6/22/2050		3,058	2,085
			196,576

Communication services 0.69%
AT&T, Inc. 3.50% 9/15/2053		5,140	3,464
CCO Holdings, LLC 4.75% 3/1/2030[5]		1,350	1,234
CCO Holdings, LLC 4.50% 8/15/2030[5]		3,500	3,146
CCO Holdings, LLC 4.25% 2/1/2031[5]		8,336	7,275
CCO Holdings, LLC 4.75% 2/1/2032[5]		3,115	2,737
CCO Holdings, LLC 4.50% 5/1/2032		7,189	6,192
CCO Holdings, LLC 4.50% 6/1/2033[5]		2,085	1,757
CCO Holdings, LLC 4.25% 1/15/2034[5]		135	110
Charter Communications Operating, LLC 4.908% 7/23/2025		116	116
Charter Communications Operating, LLC 5.25% 4/1/2053		3,750	3,034
Comcast Corp. 2.35% 1/15/2027		4,000	3,825
Comcast Corp. 4.80% 5/15/2033		2,416	2,348
Comcast Corp. 5.65% 6/1/2054		2,281	2,207
Connect Finco SARL 9.00% 9/15/2029[5]		5,700	5,199
CSC Holdings, LLC 5.50% 4/15/2027[5]		900	807
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.897% 1/18/2028[9,14]		2,680	2,629
DIRECTV Financing, LLC 5.875% 8/15/2027[5]		1,705	1,663
DISH Network Corp. 11.75% 11/15/2027[5]		7,950	8,430
EchoStar Corp. 10.75% 11/30/2029		7,534	8,110
EchoStar Corp. 6.75% 11/30/2030[7]		3,364	3,055
Embarq, LLC 7.995% 6/1/2036		8,084	4,432
Frontier Communications Holdings, LLC 6.75% 5/1/2029[5]		6,550	6,588
Frontier Communications Holdings, LLC 5.875% 11/1/2029		6,591	6,560
Frontier Communications Holdings, LLC 6.00% 1/15/2030[5]		3,196	3,192
Frontier Communications Holdings, LLC 8.75% 5/15/2030[5]		1,100	1,163
Gray Television, Inc. 10.50% 7/15/2029[5]		7,305	7,312
Gray Television, Inc. 4.75% 10/15/2030[5]		1,656	905
Gray Television, Inc. 5.375% 11/15/2031[5]		4,790	2,560
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.803% 6/4/2029[9,14]		1,100	1,044
Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]		8,222	7,604
Ligado Networks, LLC 15.50% PIK 11/1/2023[5,7,16]		5,837	2,101
Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,7,14,16]		726	690
Meta Platforms, Inc. 4.75% 8/15/2034		4,000	3,896
Meta Platforms, Inc. 5.40% 8/15/2054		4,000	3,877
Nexstar Media, Inc. 5.625% 7/15/2027[5]		1,875	1,831
Nexstar Media, Inc. 4.75% 11/1/2028[5]		2,950	2,754
SBA Tower Trust 1.631% 11/15/2026[5]		8,707	8,165
Sirius XM Radio, LLC 4.00% 7/15/2028[5]		4,000	3,690
Sirius XM Radio, LLC 4.125% 7/1/2030[5]		7,282	6,364
Sirius XM Radio, LLC 3.875% 9/1/2031[5]		8,372	7,016
Take-Two Interactive Software, Inc. 4.00% 4/14/2032		2,438	2,251
Tencent Holdings, Ltd. 2.39% 6/3/2030		566	495

American Funds Insurance Series	112

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile USA, Inc. 1.50% 2/15/2026	USD	500	$483
T-Mobile USA, Inc. 2.05% 2/15/2028		325	299
T-Mobile USA, Inc. 4.95% 3/15/2028		1,918	1,919
T-Mobile USA, Inc. 4.80% 7/15/2028		4,000	3,979
Univision Communications, Inc. 6.625% 6/1/2027[5]		6,300	6,282
Univision Communications, Inc. 8.00% 8/15/2028[5]		300	306
Univision Communications, Inc. 4.50% 5/1/2029[5]		6,159	5,520
Univision Communications, Inc. 7.375% 6/30/2030[5]		1,216	1,165
Verizon Communications, Inc. 2.55% 3/21/2031		410	353
Verizon Communications, Inc. 2.355% 3/15/2032		2,944	2,442
Verizon Communications, Inc. 5.05% 5/9/2033		1,946	1,925
Verizon Communications, Inc. 2.875% 11/20/2050		671	413
Verizon Communications, Inc. 5.50% 2/23/2054		272	261
Verizon Communications, Inc. 2.987% 10/30/2056		1,343	797
VMED O2 UK Financing I PLC 4.25% 1/31/2031[5]		2,225	1,902
Vodafone Group PLC 4.25% 9/17/2050		4,350	3,379
WarnerMedia Holdings, Inc. 3.638% 3/15/2025		3,807	3,795
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		1,018	981
			188,029

Energy 0.60%
Antero Midstream Partners, LP 5.375% 6/15/2029[5]		2,390	2,329
Antero Midstream Partners, LP 6.625% 2/1/2032[5]		175	176
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[5]		1,270	1,238
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[5]		510	507
Baytex Energy Corp. 8.50% 4/30/2030[5]		225	230
Blue Racer Midstream, LLC 7.25% 7/15/2032[5]		300	309
Borr IHC, Ltd. 10.00% 11/15/2028[5]		3,214	3,211
Borr IHC, Ltd. 10.375% 11/15/2030[5]		1,332	1,330
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		961	947
Canadian Natural Resources, Ltd. 4.95% 6/1/2047		1,559	1,339
CITGO Petroleum Corp. 8.375% 1/15/2029[5]		2,075	2,140
Civitas Resources, Inc. 5.00% 10/15/2026[5]		480	474
Civitas Resources, Inc. 8.375% 7/1/2028[5]		2,780	2,891
Civitas Resources, Inc. 8.625% 11/1/2030[5]		525	550
Civitas Resources, Inc. 8.75% 7/1/2031[5]		735	767
CNX Midstream Partners, LP 4.75% 4/15/2030[5]		1,055	966
CNX Resources Corp. 6.00% 1/15/2029[5]		2,675	2,626
CNX Resources Corp. 7.375% 1/15/2031[5]		553	569
CNX Resources Corp. 7.25% 3/1/2032[5]		1,180	1,206
Comstock Resources, Inc. 5.875% 1/15/2030[5]		220	205
ConocoPhillips Co. 5.50% 1/15/2055		11,500	10,947
Crescent Energy Finance, LLC 7.625% 4/1/2032[5]		1,510	1,504
Crescent Energy Finance, LLC 7.375% 1/15/2033[5]		1,210	1,176
Diamond Foreign Asset Co. 8.50% 10/1/2030[5]		575	597
Diamondback Energy, Inc. 6.25% 3/15/2053		500	499
Diamondback Energy, Inc. 5.75% 4/18/2054		2,149	2,018
Diamondback Energy, Inc. 5.90% 4/18/2064		2,160	2,030
Enbridge,Inc. 2.50% 1/15/2025		300	300
Enbridge, Inc. 3.70% 7/15/2027		62	61
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]		395	417
Energy Transfer, LP 4.75% 1/15/2026		2,494	2,492
Eni SpA 5.95% 5/15/2054[5]		831	799
Enterprise Products Operating, LLC 5.05% 1/10/2026		3,519	3,538
Enterprise Products Operating, LLC 4.90% 5/15/2046		500	445
EOG Resources, Inc. 5.65% 12/1/2054		9,250	9,067
EQM Midstream Partners, LP 7.50% 6/1/2030[5]		642	686
EQM Midstream Partners, LP 4.75% 1/15/2031[5]		1,635	1,539
Equinor ASA 4.25% 11/23/2041		2,000	1,722
Expand Energy Corp. 5.875% 2/1/2029[5]		790	784

113	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Expand Energy Corp. 5.375% 3/15/2030	USD	1,645	$1,610
Expand Energy Corp. 4.75% 2/1/2032		810	755
Expand Energy Corp. 4.875% 4/15/2032[16]		7,225	31
Exxon Mobil Corp. 2.44% 8/16/2029		213	194
Genesis Energy, LP 8.00% 1/15/2027		1,493	1,520
Genesis Energy, LP 7.75% 2/1/2028		350	351
Genesis Energy, LP 8.25% 1/15/2029		670	677
Genesis Energy, LP 8.875% 4/15/2030		884	900
Genesis Energy, LP 7.875% 5/15/2032		1,120	1,098
Global Partners, LP 8.25% 1/15/2032[5]		155	160
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[5]		1,135	1,122
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038		3,880	3,896
GreenSaif Pipelines Bidco SARL 6.51% 2/23/2042		2,235	2,269
GreenSaif Pipelines Bidco SARL 6.103% 8/23/2042[5]		4,750	4,639
Halliburton Co. 3.80% 11/15/2025		6	6
Harvest Midstream I, LP 7.50% 9/1/2028[5]		850	858
Harvest Midstream I, LP 7.50% 5/15/2032[5]		390	398
Hess Midstream Operations, LP 5.125% 6/15/2028[5]		1,655	1,611
Hess Midstream Operations, LP 4.25% 2/15/2030[5]		960	889
Hess Midstream Operations, LP 5.50% 10/15/2030[5]		400	389
Hilcorp Energy I, LP 6.00% 4/15/2030[5]		650	614
Hilcorp Energy I, LP 6.00% 2/1/2031[5]		750	696
Hilcorp Energy I, LP 8.375% 11/1/2033[5]		625	639
Kodiak Gas Services, LLC 7.25% 2/15/2029[5]		110	112
Matador Resources Co. 6.50% 4/15/2032[5]		1,325	1,312
MPLX, LP 4.125% 3/1/2027		500	493
MPLX, LP 4.50% 4/15/2038		750	654
Nabors Industries, Inc. 9.125% 1/31/2030[5]		1,745	1,776
NewCo Holding USD 20 SARL 9.375% 11/7/2029[5]		2,070	2,064
NFE Financing, LLC 12.00% 11/15/2029[5]		20,203	21,242
Noble Finance II, LLC 8.00% 4/15/2030[5]		1,095	1,107
Northern Oil and Gas, Inc. 8.75% 6/15/2031[5]		300	310
Parkland Corp. 4.625% 5/1/2030[5]		510	469
Permian Resources Operating, LLC 9.875% 7/15/2031[5]		905	996
Permian Resources Operating, LLC 7.00% 1/15/2032[5]		1,020	1,036
Permian Resources Operating, LLC 6.25% 2/1/2033[5]		800	790
Petroleos Mexicanos 6.875% 10/16/2025		3,755	3,746
Petroleos Mexicanos 4.50% 1/23/2026		400	386
Petroleos Mexicanos 7.69% 1/23/2050		400	302
Plains All American Pipeline, LP 3.80% 9/15/2030		113	105
Rockies Express Pipeline, LLC 4.95% 7/15/2029[5]		2,689	2,555
Saudi Arabian Oil Co. 5.75% 7/17/2054[5]		4,240	3,973
South Bow USA Infrastructure Holdings, LLC 5.026% 10/1/2029[5]		1,861	1,829
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[5]		406	394
Sunoco, LP 7.00% 9/15/2028[5]		1,475	1,510
Sunoco, LP 4.50% 5/15/2029		925	873
Sunoco, LP 4.50% 4/30/2030		1,105	1,026
Talos Production, Inc. 9.00% 2/1/2029[5]		500	513
Talos Production, Inc. 9.375% 2/1/2031[5]		170	173
TGS ASA 8.50% 1/15/2030[5]		1,235	1,269
TotalEnergies Capital SA 5.275% 9/10/2054		3,750	3,470
TransCanada Pipelines, Ltd. 4.25% 5/15/2028		1,090	1,065
TransCanada Pipelines, Ltd. 4.10% 4/15/2030		598	568
Valero Energy Corp. 4.00% 4/1/2029		4,000	3,842
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]		1,030	947
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]		840	753
Venture Global LNG, Inc. 8.375% 6/1/2031[5]		1,955	2,041
Weatherford International, Ltd. 8.625% 4/30/2030[5]		7,860	8,122
			161,776

American Funds Insurance Series	114

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary 0.51%
Advance Auto Parts, Inc. 3.90% 4/15/2030	USD	813	$725
Advance Auto Parts, Inc. 3.50% 3/15/2032		458	380
Alibaba Group Holding, Ltd. 2.125% 2/9/2031		501	422
Alibaba Group Holding, Ltd. 4.50% 11/28/2034		766	710
Alibaba Group Holding, Ltd. 4.00% 12/6/2037		200	171
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]		590	609
American Honda Finance Corp. 3.50% 2/15/2028		750	722
Asbury Automotive Group, Inc. 4.625% 11/15/2029[5]		2,115	1,971
Carnival Corp. 4.00% 8/1/2028[5]		4,675	4,434
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[5]		604	607
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[5]		1,350	1,227
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[5]		3,661	3,677
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[5]		1,070	1,062
Fertitta Entertainment, LLC 4.625% 1/15/2029[5]		3,580	3,335
Ford Motor Credit Co., LLC 6.798% 11/7/2028		2,111	2,188
Ford Motor Credit Co., LLC 5.80% 3/8/2029		3,385	3,388
Ford Motor Credit Co., LLC 4.00% 11/13/2030		1,915	1,726
Ford Motor Credit Co., LLC 7.122% 11/7/2033		1,425	1,488
Gap, Inc. 3.625% 10/1/2029[5]		241	217
Gap,Inc. 3.875% 10/1/2031[5]		158	137
General Motors Financial Co., Inc. 4.90% 10/6/2029		11,792	11,622
General Motors Financial Co., Inc. 5.45% 9/6/2034		8,066	7,834
Global Auto Holdings PLC 11.50% 8/15/2029[5]		2,025	2,063
Group 1 Automotive, Inc. 6.375% 1/15/2030[5]		1,385	1,391
Hanesbrands, Inc. 4.875% 5/15/2026[5]		2,700	2,661
Hanesbrands, Inc. 9.00% 2/15/2031[5]		1,625	1,734
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]		1,885	1,696
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[5]		3,580	3,377
Home Depot, Inc. 1.50% 9/15/2028		3,000	2,683
Home Depot, Inc. 3.90% 12/6/2028		825	804
Home Depot, Inc. 2.95% 6/15/2029		1,174	1,089
Home Depot, Inc. 1.875% 9/15/2031		3,000	2,479
Home Depot, Inc. 4.50% 12/6/2048		428	366
Hyundai Capital America 1.50% 6/15/2026[5]		850	810
Hyundai Capital America 5.45% 6/24/2026[5]		4,358	4,390
Hyundai Capital America 5.275% 6/24/2027[5]		7,000	7,058
Hyundai Capital America 2.375% 10/15/2027[5]		2,579	2,407
Hyundai Capital America 2.10% 9/15/2028[5]		3,075	2,756
Hyundai Capital America 5.40% 1/8/2031[5]		1,106	1,106
International Game Technology PLC 5.25% 1/15/2029[5]		2,445	2,387
KB Home 7.25% 7/15/2030		1,295	1,329
Kontoor Brands, Inc. 4.125% 11/15/2029[5]		910	839
LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]		440	411
LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]		1,025	1,065
Lindblad Expeditions, LLC 6.75% 2/15/2027[5]		380	382
Lithia Motors, Inc. 3.875% 6/1/2029[5]		2,900	2,653
Lithia Motors, Inc. 4.375% 1/15/2031[5]		1,025	933
Marriott International, Inc. 4.90% 4/15/2029		1,207	1,205
Marriott International, Inc. 2.75% 10/15/2033		2,500	2,058
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[5]		620	579
McDonald’s Corp. 4.60% 9/9/2032		716	697
McDonald’s Corp. 4.95% 8/14/2033		559	555
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[5]		1,710	1,635
Mercedes-Benz Finance North America, LLC 5.375% 11/26/2025[5]		1,500	1,512
NCL Corp., Ltd. 5.875% 2/15/2027[5]		2,450	2,444
Newell Brands Inc. 6.625% 9/15/2029		1,850	1,885
Newell Brands, Inc. 6.375% 5/15/2030		535	537
Newell Brands,Inc. 6.625% 5/15/2032		385	388
Party City Holdings, Inc. 12.00% PIK 1/11/2029[2,5,7]		1,355	136
Penske Automotive Group, Inc. 3.75% 6/15/2029		675	614
RHP Hotel Properties, LP 4.50% 2/15/2029[5]		640	605

115	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Royal Caribbean Cruises, Ltd. 5.375% 7/15/2027[5]	USD	1,795	$1,785
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[5]		2,025	2,022
Saks Global Enterprises, LLC 11.00% 12/15/2029[5]		1,250	1,205
Sally Holdings, LLC 6.75% 3/1/2032		170	171
Sands China, Ltd. 2.30% 3/8/2027		2,075	1,935
Sonic Automotive, Inc. 4.625% 11/15/2029[5]		3,645	3,369
Sonic Automotive, Inc. 4.875% 11/15/2031[5]		2,215	1,989
Stellantis Finance US, Inc. 1.711% 1/29/2027[5]		2,200	2,053
Stellantis Finance US, Inc. 5.625% 1/12/2028[5]		2,500	2,537
Tempur Sealy International, Inc. 4.00% 4/15/2029[5]		420	387
Toyota Motor Credit Corp. 0.80% 1/9/2026		429	414
Toyota Motor Credit Corp. 1.90% 1/13/2027		2,500	2,372
Travel + Leisure Co. 4.50% 12/1/2029[5]		2,100	1,963
Volkswagen Group of America Finance, LLC 4.625% 11/13/2025[5]		3,845	3,840
			138,413

Real estate 0.43%
Alexandria Real Estate Equities, Inc. 3.80% 4/15/2026		315	311
Alexandria Real Estate Equities, Inc. 3.95% 1/15/2028		1,220	1,187
Alexandria Real Estate Equities, Inc. 2.75% 12/15/2029		1,940	1,736
Alexandria Real Estate Equities, Inc. 3.375% 8/15/2031		1,320	1,183
Alexandria Real Estate Equities, Inc. 1.875% 2/1/2033		4,095	3,157
Alexandria Real Estate Equities, Inc. 4.85% 4/15/2049		410	353
American Tower Corp. 1.45% 9/15/2026		2,369	2,242
American Tower Corp. 3.55% 7/15/2027		1,425	1,382
American Tower Corp. 3.60% 1/15/2028		1,000	963
American Tower Corp. 1.50% 1/31/2028		2,500	2,257
American Tower Corp. 2.30% 9/15/2031		1,500	1,248
American Tower Corp. 2.95% 1/15/2051		2,000	1,238
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[5]		3,040	2,437
Anywhere Real Estate Group, LLC 7.00% 4/15/2030[5]		1,975	1,754
Boston Properties, LP 6.50% 1/15/2034		2,223	2,331
Boston Properties, LP 5.75% 1/15/2035		2,593	2,544
Essex Portfolio, LP 3.50% 4/1/2025		6,825	6,802
Extra Space Storage, LP 2.35% 3/15/2032		1,385	1,134
Host Hotels & Resorts, LP 4.50% 2/1/2026		355	353
Howard Hughes Corp. (The) 5.375% 8/1/2028[5]		1,705	1,659
Howard Hughes Corp. (The) 4.125% 2/1/2029[5]		2,855	2,640
Howard Hughes Corp. (The) 4.375% 2/1/2031[5]		3,900	3,514
Invitation Homes Operating Partnership, LP 2.00% 8/15/2031		2,401	1,952
Iron Mountain, Inc. 5.25% 7/15/2030[5]		3,785	3,616
Iron Mountain, Inc. 4.50% 2/15/2031[5]		2,650	2,425
Kennedy-Wilson, Inc. 4.75% 3/1/2029		4,045	3,674
Kennedy-Wilson, Inc. 4.75% 2/1/2030		4,300	3,808
Kennedy-Wilson, Inc. 5.00% 3/1/2031		2,260	1,986
Kilroy Realty, LP 6.25% 1/15/2036		406	403
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[5]		3,842	3,708
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[5]		2,295	2,166
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[5]		355	365
MPT Operating Partnership, LP 5.25% 8/1/2026		715	659
MPT Operating Partnership, LP 5.00% 10/15/2027		10,727	9,054
MPT Operating Partnership, LP 4.625% 8/1/2029		130	93
Park Intermediate Holdings, LLC 4.875% 5/15/2029[5]		2,280	2,148
Prologis, LP 4.875% 6/15/2028		1,357	1,361
Prologis, LP 4.75% 6/15/2033		2,359	2,285
Prologis, LP 5.00% 3/15/2034		1,850	1,808
Prologis, LP 5.00% 1/31/2035		3,111	3,033
Public Storage Operating Co. 1.85% 5/1/2028		2,490	2,272
Public Storage Operating Co. 1.95% 11/9/2028		2,027	1,825
Public Storage Operating Co. 2.30% 5/1/2031		719	614

American Funds Insurance Series	116

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
RLJ Lodging Trust, LP 4.00% 9/15/2029[5]	USD	1,240	$1,125
Scentre Group Trust 1 3.50% 2/12/2025[5]		3,075	3,068
Scentre Group Trust 1 3.25% 10/28/2025[5]		1,000	986
Scentre Group Trust 1 3.75% 3/23/2027[5]		2,430	2,366
Service Properties Trust 5.25% 2/15/2026		510	496
Service Properties Trust 4.75% 10/1/2026		1,635	1,548
Service Properties Trust 4.95% 2/15/2027		1,540	1,441
Service Properties Trust 5.50% 12/15/2027		655	616
Service Properties Trust 3.95% 1/15/2028		1,815	1,522
Service Properties Trust 8.375% 6/15/2029		3,028	2,930
Service Properties Trust 4.95% 10/1/2029		2,715	2,162
Service Properties Trust 4.375% 2/15/2030		705	533
Service Properties Trust 8.625% 11/15/2031[5]		1,775	1,855
Service Properties Trust 8.875% 6/15/2032		2,078	1,925
Sun Communities Operating, LP 2.30% 11/1/2028		1,845	1,665
Sun Communities Operating, LP 2.70% 7/15/2031		876	737
UDR, Inc. 2.95% 9/1/2026		760	738
			117,393

Industrials 0.41%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[5]		503	501
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[2,5,9,14]		6,200	6,153
Allison Transmission, Inc. 3.75% 1/30/2031[5]		3,445	3,050
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[9,14]		2,000	1,998
Avis Budget Car Rental, LLC 5.75% 7/15/2027[5]		1,025	1,011
Avis Budget Car Rental, LLC 4.75% 4/1/2028[5]		35	33
Avis Budget Car Rental, LLC 5.375% 3/1/2029[5]		2,450	2,294
Avis Budget Car Rental, LLC 8.25% 1/15/2030[5]		1,075	1,110
Avis Budget Car Rental, LLC 8.00% 2/15/2031[5]		2,140	2,192
BAE Systems PLC 5.125% 3/26/2029[5]		3,403	3,412
BAE Systems PLC 5.25% 3/26/2031[5]		2,663	2,672
BAE Systems PLC 5.30% 3/26/2034[5]		2,772	2,765
BAE Systems PLC 5.50% 3/26/2054[5]		599	584
Boeing Co. (The) 3.10% 5/1/2026		251	245
Boeing Co. (The) 3.25% 2/1/2028		2,000	1,884
Boeing Co. (The) 5.15% 5/1/2030		945	932
Boeing Co. (The) 3.625% 2/1/2031		178	162
Boeing Co. (The) 6.388% 5/1/2031		227	237
Boeing Co. (The) 3.60% 5/1/2034		2,500	2,097
Boeing Co. (The) 6.528% 5/1/2034		4,274	4,480
Boeing Co. (The) 5.805% 5/1/2050		3,380	3,149
Boeing Co. (The) 6.858% 5/1/2054		520	553
Bombardier, Inc. 7.875% 4/15/2027[5]		501	502
Brink’s Co. (The) 4.625% 10/15/2027[5]		2,385	2,316
Brink’s Co. (The) 6.50% 6/15/2029[5]		485	492
Brink’s Co. (The) 6.75% 6/15/2032[5]		850	857
Canadian Pacific Railway Co. 1.75% 12/2/2026		1,385	1,312
Canadian Pacific Railway Co. 3.10% 12/2/2051		829	539
Carrier Global Corp. 6.20% 3/15/2054		163	173
Chart Industries, Inc. 7.50% 1/1/2030[5]		1,347	1,402
Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]		290	270
Clarivate Science Holdings Corp. 4.875% 7/1/2029[5]		255	238
CoreLogic, Inc. 4.50% 5/1/2028[5]		6,075	5,684
CSX Corp. 4.25% 3/15/2029		1,062	1,040
Fortress Transportation and Infrastructure Investors, LLC 5.50% 5/1/2028[5]		640	629
Herc Holdings, Inc. 6.625% 6/15/2029[5]		325	329
Icahn Enterprises, LP 5.25% 5/15/2027		1,835	1,739
Icahn Enterprises, LP 4.375% 2/1/2029		1,525	1,275

117	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Icahn Enterprises, LP 10.00% 11/15/2029[5]	USD	980	$984
L3Harris Technologies, Inc. 5.40% 7/31/2033		4,530	4,525
L3Harris Technologies, Inc. 5.60% 7/31/2053		1,498	1,452
Lockheed Martin Corp. 5.10% 11/15/2027		951	967
Lockheed Martin Corp. 4.45% 5/15/2028		2,906	2,885
Lockheed Martin Corp. 5.70% 11/15/2054		1,849	1,885
Masco Corp. 1.50% 2/15/2028		774	698
Masco Corp. 2.00% 2/15/2031		497	416
Masco Corp. 3.125% 2/15/2051		230	145
Norfolk Southern Corp. 4.45% 3/1/2033		654	624
Norfolk Southern Corp. 3.05% 5/15/2050		2,746	1,778
Norfolk Southern Corp. 5.35% 8/1/2054		4,136	3,942
Northrop Grumman Corp. 2.93% 1/15/2025		1,820	1,819
Northrop Grumman Corp. 3.25% 1/15/2028		3,495	3,342
OneSky Flight, LLC 8.875% 12/15/2029[5]		625	626
Otis Worldwide Corp. 2.293% 4/5/2027		2,135	2,024
Reworld Holding Corp. 4.875% 12/1/2029[5]		1,035	958
RTX Corp. 5.15% 2/27/2033		2,669	2,648
RTX Corp. 5.375% 2/27/2053		3,950	3,754
Spirit AeroSystems, Inc. 9.375% 11/30/2029[5]		1,210	1,297
Texas Combined Tirz I, LLC 0% 12/7/2062[2,5]		400	400
TransDigm, Inc. 5.50% 11/15/2027		2,200	2,164
TransDigm, Inc. 6.625% 3/1/2032[5]		1,485	1,500
Triumph Group, Inc. 9.00% 3/15/2028[5]		2,581	2,691
Union Pacific Corp. 2.40% 2/5/2030		2,414	2,144
Union Pacific Corp. 2.95% 3/10/2052		1,000	632
Union Pacific Corp. 3.839% 3/20/2060		546	391
Union Pacific Corp. 3.799% 4/6/2071		545	370
United Rentals (North America), Inc. 3.875% 2/15/2031		2,035	1,820
United Rentals (North America), Inc. 3.75% 1/15/2032		215	188
XPO,Inc. 7.125% 6/1/2031[5]		800	824
			110,204

Information technology 0.38%
Accenture Capital, Inc. 4.25% 10/4/2031		5,283	5,078
Accenture Capital, Inc. 4.50% 10/4/2034		4,969	4,724
Adobe, Inc. 1.90% 2/1/2025		366	365
Analog Devices,Inc. 5.05% 4/1/2034		1,281	1,280
Analog Devices,Inc. 5.30% 4/1/2054		1,762	1,680
Broadcom, Inc. 3.469% 4/15/2034[5]		193	167
Cisco Systems, Inc. 4.95% 2/26/2031		3,015	3,027
Cisco Systems, Inc. 5.05% 2/26/2034		112	112
Cloud Software Group, Inc. 6.50% 3/31/2029[5]		2,000	1,966
Cloud Software Group, Inc. 9.00% 9/30/2029[5]		3,750	3,812
Cloud Software Group, Inc. 8.25% 6/30/2032[5]		2,975	3,070
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[9,14]		3,835	3,852
CommScope Technologies, LLC 5.00% 3/15/2027[5]		4,553	4,076
CommScope, LLC 6.00% 3/1/2026[5]		5,865	5,843
CommScope, LLC 8.25% 3/1/2027[5]		1,352	1,295
CommScope, LLC 7.125% 7/1/2028[5]		448	395
CommScope, LLC 9.50% 12/15/2031[5]		400	415
Diebold Nixdorf, Inc. 7.75% 3/31/2030[5]		6,575	6,766
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.267% 11/15/2032[9,14]		225	229
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[4,9,14]		2,627	2,643
American Funds Insurance Series	118

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[4,9,14]	USD	189	$190
Hughes Satellite Systems Corp. 5.25% 8/1/2026		12,971	11,903
Hughes Satellite Systems Corp. 6.625% 8/1/2026		8,528	6,791
ION Trading Technologies SARL 9.50% 5/30/2029[5]		560	588
McAfee Corp. 7.375% 2/15/2030[5]		400	389
Microchip Technology, Inc. 5.05% 3/15/2029		3,000	2,995
Microchip Technology, Inc. 5.05% 2/15/2030		2,361	2,345
Microsoft Corp. 2.921% 3/17/2052		4,814	3,183
NCR Atleos Corp. 9.50% 4/1/2029[5]		4,144	4,493
NCR Voyix Corp. 5.125% 4/15/2029[5]		236	226
Open Text Holdings, Inc. 4.125% 12/1/2031[5]		400	355
Synaptics, Inc. 4.00% 6/15/2029[5]		875	798
Texas Instruments, Inc. 4.60% 2/8/2029		2,480	2,474
Texas Instruments, Inc. 4.85% 2/8/2034		1,343	1,321
UKG, Inc. 6.875% 2/1/2031[5]		500	508
Unisys Corp. 6.875% 11/1/2027[5]		370	361
Viasat, Inc. 5.625% 9/15/2025[5]		150	149
Viasat, Inc. 5.625% 4/15/2027[5]		6,668	6,461
Viasat, Inc. 6.50% 7/15/2028[5]		1,275	1,035
Viasat, Inc. 7.50% 5/30/2031[5]		6,626	4,615
Viavi Solutions, Inc. 3.75% 10/1/2029[5]		355	322
Wolfspeed,Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,4,7,12]		1,005	1,013
Wolfspeed,Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,4,7,12]		333	335
			103,645

Materials 0.36%
Alliance Resource Operating Partners, LP 8.625% 6/15/2029[5]		500	526
ATI,Inc. 4.875% 10/1/2029		710	677
ATI,Inc. 5.125% 10/1/2031		1,110	1,049
Avient Corp. 7.125% 8/1/2030[5]		855	877
Avient Corp. 6.25% 11/1/2031[5]		170	168
Ball Corp. 3.125% 9/15/2031		2,520	2,141
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[5]		460	415
Celanese US Holdings, LLC 6.165% 7/15/2027		3,500	3,553
Celanese US Holdings, LLC 6.80% 11/15/2030		3,466	3,590
Celanese US Holdings, LLC 6.95% 11/15/2033		1,806	1,875
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		5,425	5,399
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[5]		3,625	3,384
Cleveland-Cliffs, Inc. 6.875% 11/1/2029[5]		1,650	1,634
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[5]		2,275	2,228
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]		775	696
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[5]		2,695	2,650
Consolidated Energy Finance SA 12.00% 2/15/2031[5]		1,630	1,567
Coronado Finance Pty, Ltd. 9.25% 10/1/2029[5]		3,000	3,046
CVR Partners, LP 6.125% 6/15/2028[5]		925	901
Dow Chemical Co. (The) 4.80% 5/15/2049		485	408
Dow Chemical Co. (The) 3.60% 11/15/2050		1,180	811
First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]		13,045	13,032
First Quantum Minerals, Ltd. 9.375% 3/1/2029[5]		5,370	5,718
FXI Holdings, Inc. 12.25% 11/15/2026[5]		4,517	4,319
FXI Holdings, Inc. 12.25% 11/15/2026[5]		2,181	2,099
INEOS Finance PLC 6.75% 5/15/2028[5]		1,985	2,007
INEOS Finance PLC 7.50% 4/15/2029[5]		395	405
International Flavors & Fragrances, Inc. 1.832% 10/15/2027[5]		5,400	4,964
Kaiser Aluminum Corp. 4.625% 3/1/2028[5]		1,795	1,690
Linde, Inc. 1.10% 8/10/2030		2,938	2,429

119	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
LSB Industries,Inc. 6.25% 10/15/2028[5]	USD	1,560	$1,514
Methanex Corp. 5.125% 10/15/2027		6,305	6,175
Methanex US Operations Inc. 6.25% 3/15/2032[5]		655	648
Mineral Resources, Ltd. 9.25% 10/1/2028[5]		945	993
Mineral Resources, Ltd. 8.50% 5/1/2030[5]		1,525	1,557
Mosaic Co. 4.05% 11/15/2027		1,050	1,030
NOVA Chemicals Corp. 4.25% 5/15/2029[5]		1,875	1,698
NOVA Chemicals Corp. 9.00% 2/15/2030[5]		775	819
NOVA Chemicals Corp. 7.00% 12/1/2031[5]		1,130	1,126
Novelis Corp. 3.875% 8/15/2031[5]		550	474
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]		1,715	1,615
SCIH Salt Holdings, Inc. 6.625% 5/1/2029[5]		605	575
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.286% Cash 1/16/2026[7,9,14]		736	743
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.304% Cash 10/10/2028[7,9,14]		1,217	1,214
Veritiv Operating Co. 10.50% 11/30/2030[5]		640	690
Warrior Met Coal, Inc. 7.875% 12/1/2028[5]		2,212	2,294
Westlake Corp. 4.375% 11/15/2047		500	396
			97,819

Consumer staples 0.28%
7-Eleven, Inc. 0.95% 2/10/2026[5]		825	790
BAT Capital Corp. 6.343% 8/2/2030		1,191	1,253
BAT Capital Corp. 6.421% 8/2/2033		1,290	1,364
BAT Capital Corp. 4.54% 8/15/2047		627	495
Campbell’s Co. (The) 4.75% 3/23/2035		5,502	5,191
Central Garden & Pet Co. 4.125% 4/30/2031[5]		955	845
Coca-Cola Co. 1.00% 3/15/2028		940	843
Coca-Cola Co. 4.65% 8/14/2034		1,806	1,757
Constellation Brands,Inc. 3.60% 2/15/2028		625	601
Constellation Brands, Inc. 2.25% 8/1/2031		1,487	1,238
Coty, Inc. 4.75% 1/15/2029[5]		830	792
Fiesta Purchaser, Inc. 9.625% 9/15/2032[5]		400	420
J. M. Smucker Co. (The) 5.90% 11/15/2028		2,662	2,758
J. M. Smucker Co. (The) 6.20% 11/15/2033		1,734	1,829
J. M. Smucker Co. (The) 6.50% 11/15/2043		256	273
J. M. Smucker Co. (The) 6.50% 11/15/2053		899	965
Kroger Co. 5.00% 9/15/2034		4,462	4,324
Kroger Co. 5.50% 9/15/2054		1,983	1,870
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[5]		2,210	2,023
Philip Morris International, Inc. 5.125% 11/17/2027		3,073	3,111
Philip Morris International, Inc. 4.875% 2/15/2028		6,000	6,016
Philip Morris International, Inc. 4.625% 11/1/2029		6,764	6,675
Philip Morris International, Inc. 5.625% 11/17/2029		1,482	1,527
Philip Morris International, Inc. 5.125% 2/15/2030		4,166	4,189
Philip Morris International, Inc. 5.125% 2/13/2031		2,275	2,276
Philip Morris International, Inc. 4.75% 11/1/2031		6,194	6,061
Philip Morris International, Inc. 4.90% 11/1/2034		6,755	6,495
Post Holdings, Inc. 4.625% 4/15/2030[5]		2,886	2,664
Post Holdings, Inc. 6.25% 2/15/2032[5]		279	277
Prestige Brands, Inc. 3.75% 4/1/2031[5]		1,115	980
Reynolds American, Inc. 5.85% 8/15/2045		2,030	1,936
Simmons Foods, Inc. 4.625% 3/1/2029[5]		275	255
Target Corp. 4.50% 9/15/2034		1,447	1,376
United Natural Foods, Inc. 6.75% 10/15/2028[5]		500	493
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026		750	727
			74,689

American Funds Insurance Series	120

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities 0.22%
Calpine Corp. 3.75% 3/1/2031[5]	USD	1,975	$1,767
Commonwealth Edison Co. 4.35% 11/15/2045		1,085	913
Commonwealth Edison Co. 3.85% 3/15/2052		2,600	1,937
Connecticut Light and Power Co. (The) 4.95% 8/15/2034		2,050	2,001
Duke Energy Indiana, LLC 3.25% 10/1/2049		850	571
Duke Energy Progress, LLC 3.70% 10/15/2046		457	341
Duke Energy Progress, LLC 2.50% 8/15/2050		202	117
Duke Energy Progress, LLC 2.90% 8/15/2051		91	57
Edison International 5.25% 3/15/2032		5,945	5,885
Electricité de France SA 6.25% 5/23/2033[5]		1,075	1,128
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[5,12]		1,475	1,667
Emera US Finance, LP 3.55% 6/15/2026		320	314
Entergy Louisiana, LLC 5.15% 9/15/2034		4,400	4,331
FirstEnergy Transmission, LLC 2.866% 9/15/2028[5]		675	626
MidAmerican Energy Co. 5.85% 9/15/2054		875	890
NextEra Energy Capital Holdings,Inc. 6.051% 3/1/2025		650	651
Pacific Gas and Electric Co. 2.10% 8/1/2027		125	117
Pacific Gas and Electric Co. 6.95% 3/15/2034		2,425	2,657
Pacific Gas and Electric Co. 3.30% 8/1/2040		100	75
Pacific Gas and Electric Co. 4.95% 7/1/2050		2,950	2,565
PacifiCorp 5.30% 2/15/2031		1,404	1,417
PacifiCorp 5.45% 2/15/2034		796	791
PacifiCorp 5.35% 12/1/2053		3,347	3,080
PacifiCorp 5.80% 1/15/2055		575	559
PG&E Corp. 5.00% 7/1/2028		3,750	3,666
PG&E Corp. 5.25% 7/1/2030		3,400	3,330
Public Service Electric and Gas Co. 3.60% 12/1/2047		548	407
Public Service Electric and Gas Co. 3.15% 1/1/2050		2,451	1,657
Southern California Edison Co. 2.85% 8/1/2029		4,450	4,064
Southern California Edison Co. 5.45% 6/1/2031		2,500	2,542
Southern California Edison Co. 5.20% 6/1/2034		2,522	2,497
Southern California Edison Co. 5.75% 4/1/2035		675	691
Southern California Edison Co. 5.35% 7/15/2035		3,000	2,994
Southern California Edison Co. 3.65% 2/1/2050		261	187
Talen Energy Supply, LLC 8.625% 6/1/2030[5]		400	427
Virginia Electric & Power 2.40% 3/30/2032		2,575	2,151
Xcel Energy,Inc. 2.60% 12/1/2029		1,131	1,011
			60,081
Total corporate bonds, notes & loans			1,679,479

Asset-backed obligations 2.45%
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[5,8]		45	45
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[5,8]		10,457	10,405
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[5,8]		2,962	2,985
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[5,8]		1,324	1,328
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[5,8]		1,993	1,996
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[5,8]		1,945	1,954
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[5,8]		765	765
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028[5,8]		1,482	1,497
American Credit Acceptance Receivables Trust, Series 2024-3, Class C, 5.73% 7/12/2030[5,8]		3,718	3,760
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031[5,8]		1,122	1,117

121	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[8]	USD	439	$439
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[5,8]		8,500	8,443
Avant Credit Card Master Trust, Series 2024-2A, Class B, 5.73% 5/15/2029[5,8]		4,575	4,545
Avant Credit Card Master Trust, Series 2024-2A, Class C, 6.41% 5/15/2029[5,8]		3,030	3,010
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[5,8]		20,244	19,767
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[5,8]		138	136
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[5,8]		11,617	11,083
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[5,8]		32,377	33,033
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[5,8]		5,535	5,703
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.921% 2/20/2036[5,8,9]		7,810	7,822
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033[5,8]		202	197
BofA Auto Trust, Series 2024-1, Class A3, 5.35% 11/15/2028[5,8]		2,756	2,791
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A2, 5.54% 2/16/2027[8]		1,899	1,902
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[8]		890	891
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class A3, 5.34% 4/17/2028[8]		2,440	2,453
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A3, 4.72% 9/15/2028[8]		955	956
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030[8]		1,874	1,872
CarMax Auto Owner Trust, Series 2024-2, Class A2A, 5.65% 5/17/2027[8]		4,091	4,112
CarMax Auto Owner Trust, Series 2024-3, Class A3, 4.89% 7/16/2029[8]		9,601	9,661
CarMax Select Receivables Trust, Series 2024-A, Class A2A, 5.78% 9/15/2027[8]		1,229	1,236
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[5,8]		4,276	3,811
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[5,8]		254	240
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD CME Term SOFR + 1.231%) 5.849% 7/27/2030[5,8,9]		162	162
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[5,8]		5,140	5,024
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[5,8]		1,711	1,539
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[5,8]		6,034	5,723
Chase Auto Owner Trust, Series 2024-2, Class A2, 5.66% 5/26/2027[5,8]		3,654	3,671
Chase Auto Owner Trust, Series 2024-4A, Class A2, 5.25% 9/27/2027[5,8]		5,203	5,225
Chase Auto Owner Trust, Series 2024-3, Class A2, 5.53% 9/27/2027[5,8]		5,082	5,110
Chase Auto Owner Trust, Series 2024-4A, Class A3, 4.94% 7/25/2029[5,8]		5,924	5,958
Chase Auto Owner Trust, Series 2024-3, Class A3, 5.22% 7/25/2029[5,8]		4,751	4,805
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[5,8]		1,064	976
CLI Funding VI, LLC, Series 2020-1A, Class A, 2.08% 9/18/2045[5,8]		3,996	3,668
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[5,8]		848	780
CLI Funding VIII, LLC, Series 2021-1A, Class A, 1.64% 2/18/2046[5,8]		1,170	1,058
CNH Equipment Trust, Series 2024-B, Class A2A, 5.42% 10/15/2027[8]		4,015	4,039
CPS Auto Receivables Trust, Series 2024-C, Class A, 5.88% 2/15/2028[5,8]		1,668	1,678
Credit Acceptance Auto Loan Trust, Series 2023-3, Class A, 6.39% 8/15/2033[5,8]		1,958	1,993
Daimler Trucks Retail Trust, Series 2024-1, Class A2, 5.60% 4/15/2026[8]		3,305	3,316
Daimler Trucks Retail Trust, Series 2024-1, Class A3, 5.49% 12/15/2027[8]		3,457	3,503
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[5,8]		278	278
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R,
(3-month USD CME Term SOFR + 1.242%) 5.898% 4/15/2028[5,8,9]		556	556
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[5,8]		245	224
Enterprise Fleet Financing, LLC, Series 2024-2, Class A2, 5.74% 12/20/2026[5,8]		960	968
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[5,8]		3,956	3,986
Enterprise Fleet Financing, LLC, Series 2022-1, Class A2, 3.03% 1/20/2028[5,8]		718	716

American Funds Insurance Series	122

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[5,8]	USD	1,269	$1,268
Enterprise Fleet Financing, LLC, Series 2022-4, Class A2, 5.76% 10/22/2029[5,8]		2,388	2,406
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[5,8]		2,869	2,876
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030[8]		4,430	4,475
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[5,8]		5,557	5,418
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[5,8]		9,605	9,600
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[5,8]		8,861	8,833
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[5,8]		6,693	6,822
Ford Credit Auto Owner Trust, Series 2024-1, Class A, 4.87% 8/15/2036[5,8,9]		15,000	15,045
Ford Credit Floorplan Master Owner Trust, Series 2024-3, Class A1, 4.30% 9/15/2029[5,8]		3,235	3,206
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[5,8]		498	460
GCI Funding I, LLC, Series 2020-1, Class B, 3.81% 10/18/2045[5,8]		200	186
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[5,8]		1,710	1,646
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[5,8]		7,205	6,790
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[5,8]		9,080	8,576
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[5,8]		2,998	2,738
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[5,8]		4,468	4,110
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[5,8]		354	322
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[5,8]		1,188	1,183
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[8]		1,774	1,784
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[5,8]		9,657	10,020
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037[5,8]		7,553	7,475
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028[8]		2,372	2,385
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[2,5,8]		5,930	5,930
Hertz Vehicle Financing III, LLC, Series 2022-1A, Class A, 1.99% 6/25/2026[5,8]		8,089	8,028
Hertz Vehicle Financing III, LLC, Series 2022-4A, Class A, 3.73% 9/25/2026[5,8]		8,390	8,346
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028[5,8]		4,900	4,607
Hertz Vehicle Financing III, LLC, Series 2022-5A, Class A, 3.89% 9/25/2028[5,8]		4,960	4,808
Hertz Vehicle Financing III, LLC, Series 2023-4, Class A, 6.15% 3/25/2030[5,8]		7,111	7,324
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[5,8]		10,307	9,683
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[5,8]		685	645
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[5,8]		429	404
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[5,8]		5,324	5,364
Honda Auto Receivables Owner Trust, Series 2023-3, Class A2, 5.71% 3/18/2026[8]		1,860	1,863
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[8]		1,084	1,088
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[5,8]		2,584	2,511
Hyundai Auto Receivables Trust, Series 2024-A, Class A3, 4.99% 2/15/2029[8]		3,557	3,585
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028[8]		3,229	3,256
LAD Auto Receivables Trust, Series 2024-3A, Class A2, 4.64% 11/15/2027[5,8]		2,507	2,509
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[5,8]		2,594	2,614
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[5,8]		1,065	1,061
LAD Auto Receivables Trust, Series 2024-3A, Class A4, 4.60% 12/17/2029[5,8]		562	557
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[5,8]		3,475	3,496
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[5,8]		3,480	3,106
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[5,8]		4,381	3,872
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[5,8]		5,354	4,927
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[5,8]		6,341	5,830
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[5,8]		3,578	3,313
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[5,8]		6,076	5,630
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[5,8]		23,051	21,275
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.857% 7/25/2030[5,8,9]		1,138	1,139
OCP CLO, Ltd., Series 2018-15A, Class A1, (3-month USD CME Term SOFR + 1.362%) 5.979% 7/20/2031[5,8,9]		1,653	1,653
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD CME Term SOFR + 1.062%) 5.718% 10/15/2029[5,8,9]		2,241	2,244

123	American Funds Insurance Series

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD CME Term SOFR + 1.662%) 6.318% 10/15/2029[5,8,9]	USD	5,378	$5,387
Palmer Square Loan Funding, Ltd., Series 2024-2A, Class A1N, (3-month USD CME Term SOFR + 1.00%) 5.45% 1/15/2033[5,8,9]		4,691	4,691
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[5,8]		5,912	5,964
PG&E Wildfire Recovery Funding, LLC, Series 2022-A, Class A2, 4.263% 6/1/2036[8]		2,725	2,563
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039[5,8]		879	885
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class AF, (1-month USD CME Term SOFR + 0%) 6.097% 9/15/2039[5,8,9]		656	658
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD CME Term SOFR + 1.202%) 5.858% 10/15/2030[5,8,9]		1,630	1,630
Santander Drive Auto Receivables Trust, Series 2024-1, Class A2, 5.71% 2/16/2027[8]		1,038	1,040
Santander Drive Auto Receivables Trust, Series 2023-4, Class A2, 6.18% 2/16/2027[8]		383	383
Santander Drive Auto Receivables Trust, Series 2024-2, Class A2, 5.80% 9/15/2027[8]		4,235	4,249
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[8]		738	741
Santander Drive Auto Receivables Trust, Series 2024-2, Class A3, 5.63% 11/15/2028[8]		5,474	5,527
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[8]		5,062	5,134
Santander Drive Auto Receivables Trust, Series 2024-4, Class A3, 4.85% 1/16/2029[8]		5,394	5,411
SBNA Auto Lease Trust, Series 2024-A, Class A2, 5.45% 1/20/2026[5,8]		1,841	1,844
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[5,8]		4,498	4,524
SBNA Auto Lease Trust, Series 2024-B, Class A2, 5.67% 11/20/2026[5,8]		768	772
SBNA Auto Lease Trust, Series 2024-B, Class A3, 5.56% 11/22/2027[5,8]		1,412	1,430
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A2, 4.71% 5/22/2028[5,8]		2,933	2,937
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[5,8]		3,573	3,606
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class A3, 4.55% 6/20/2030[5,8]		3,310	3,307
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD CME Term SOFR + 0.844%) 5.242% 1/15/2053[5,8,9]		4,264	4,213
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[5,8]		2,939	2,689
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[5,8]		3,159	3,024
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[5,8]		2,465	2,370
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[5,8]		1,207	1,158
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[5,8]		977	935
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054[5,8]		5,279	5,152
Subway Funding, LLC, Series 2024-3A, Class A2II, 5.566% 7/30/2054[5,8]		6,232	6,074
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[5,8]		1,753	1,681
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[8]		3,169	3,215
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[5,8]		1,320	1,227
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[5,8]		601	557
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[5,8]		751	680
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[5,8]		2,169	1,983
T-Mobile US Trust, Series 2024-1, Class A, 5.05% 9/20/2029[5,8]		6,229	6,277
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 5/25/2033[5,8]		8,337	8,229
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2/27/2034[5,8,9]		7,257	6,981
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A3, 5.16% 4/17/2028[8]		5,253	5,296
Toyota Auto Receivables Owner Trust, Series 2023-C, Class A4, 5.01% 2/15/2029[8]		2,033	2,056
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[5,8]		8,170	7,438
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[5,8]		1,459	1,300
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031[5,8]		1,363	1,381
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[8]		8,460	8,467
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[8]		4,292	4,316
Verizon Master Trust, Series 2023-1, Class A, 4.49% 1/22/2029 (5.24% on 1/20/2026)[8,12]		7,481	7,486
Verizon Master Trust, Series 2024-3, Class A1A, 5.34% 4/22/2030[8]		10,500	10,687
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[5,8]		8,981	9,015
Verizon Master Trust., Series 24-5, Class A, 5.00% 6/21/2032[5,8]		1,042	1,054
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[5,8]		3,076	3,084
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[5,8]		668	669

American Funds Insurance Series	124

Asset Allocation Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Westlake Automobile Receivables Trust, Series 2024-3A, Class A3, 4.71% 4/17/2028[5,8]	USD	2,142	$2,142
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[5,8]		2,794	2,824
Westlake Automobile Receivables Trust, Series 2024-3A, Class B, 4.72% 11/15/2029[5,8]		7,276	7,265
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[5,8]		572	573
World Financial Network Credit Card Master Trust, Series 2023-A, Class A, 5.02% 3/15/2030[8]		7,845	7,890
World Omni Select Auto Trust, Series 2024-A, Class A2A, 5.37% 2/15/2028[8]		4,551	4,570
World Omni Select Auto Trust, Series 2024-A, Class A3, 4.98% 2/15/2030[8]		4,623	4,649
			664,493

Bonds & notes of governments & government agencies outside the U.S. 0.14%
Chile (Republic of) 4.85% 1/22/2029		4,500	4,461
CPPIB Capital, Inc. 2.75% 11/2/2027[5]		6,600	6,302
OMERS Finance Trust 3.50% 4/19/2032[5]		4,315	3,922
OMERS Finance Trust 4.00% 4/19/2052[5]		4,315	3,354
Panama (Republic of) 7.50% 3/1/2031		1,970	2,001
Panama (Republic of) 2.252% 9/29/2032		4,805	3,370
Panama (Republic of) 8.00% 3/1/2038		1,495	1,502
Panama (Republic of) 4.50% 1/19/2063		1,035	609
Peru (Republic of) 1.862% 12/1/2032		2,525	1,916
Peru (Republic of) 5.875% 8/8/2054		2,310	2,209
Peru (Republic of) 2.78% 12/1/2060		3,775	1,998
Qatar (State of) 4.00% 3/14/2029[5]		745	726
Qatar (State of) 4.817% 3/14/2049[5]		750	679
United Mexican States 2.659% 5/24/2031		2,703	2,200
United Mexican States 3.50% 2/12/2034		1,790	1,428
United Mexican States 3.771% 5/24/2061		1,528	871
			37,548

Municipals 0.09%
Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 7/1/2027		5,335	4,949
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 7/1/2030		5,365	4,628
			9,577

Illinois 0.01%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		3,882	3,845

Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031		4,990	4,410

Puerto Rico 0.00%
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051		451	280

Wisconsin 0.02%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		5,785	5,495
Total municipals			23,607
Total bonds, notes & other debt instruments (cost: $7,127,606,000)			6,892,327

125	American Funds Insurance Series

Asset Allocation Fund (continued)

Investment funds 5.05%	Shares	Value (000)
Capital Group Central Corporate Bond Fund[17]	165,022,208	$1,368,034
Total Investment funds (cost: $1,540,284,000)		1,368,034

Short-term securities 3.16%
Money market investments 3.16%
Capital Group Central Cash Fund 4.50%[17,18]	8,555,757	855,747
Total short-term securities (cost: $855,531,000)		855,747
Total investment securities 101.12% (cost: $20,007,939,000)		27,389,314
Other assets less liabilities (1.12)%		(303,634)
Net assets 100.00%		$27,085,680

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	6,487	4/3/2025	USD	1,333,788	$(913)
5 Year U.S. Treasury Note Futures	Long	3,953	4/3/2025		420,223	(2,738)
10 Year U.S. Treasury Note Futures	Long	1,427	3/31/2025		155,186	(2,315)
10 Year Ultra U.S. Treasury Note Futures	Short	380	3/31/2025		(42,299)	625
20 Year U.S. Treasury Note Futures	Long	491	3/31/2025		55,897	(2,023)
30 Year Ultra U.S. Treasury Bond Futures	Short	930	3/31/2025		(110,583)	4,440
						$(2,924)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		12/31/2024 (000)	(received) (000)	at 12/31/2024 (000)
4.072%	Annual	SOFR	Annual	11/8/2026	USD	266,578	$(119)	$—	$(119)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Reference index	Financing rate paid	Payment frequency	Expiration Date	amount (000)		12/31/2024 (000)	(received) (000)	at 12/31/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD	25,175	$(1,943)	$(2,090)	$147

American Funds Insurance Series	126

Asset Allocation Fund (continued)

Swap contracts (continued)

Credit default swaps (continued)

Centrally cleared credit default swaps on credit indices — sell protection

				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Reference index	Financing rate received	Payment frequency	Expiration date	amount[19] (000)		12/31/2024[20] (000)	(received) (000)	at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD	33,772	$755	$759	$(4)

Investments in affiliates17

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)		Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Investment funds 5.05%
Capital Group Central Corporate Bond Fund	$1,406,015	$141,579	$146,359		$(28,062)	$(5,139)	$1,368,034	$62,657
Short-term securities 3.16%
Money market investments 3.16%
Capital Group Central Cash Fund 4.50%[18]	2,395,658	4,459,342	5,999,810		125	432	855,747	105,158
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.50%[18]	1,991		1,991	[21]			—	—	[22]
Total short-term securities							855,747
Total 8.21%					$(27,937)	$(4,707)	$2,223,781	$167,815

Restricted securities4

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[1,2]	8/22/2014	$6,949	$16,254	.06%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[9,14]	9/13/2023	2,582	2,643	.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[9,14]	9/13/2023-12/13/2024	189	190	.00	[23]
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,7,12]	6/23/2023	983	1,013	.01
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[2,7,12]	10/22/2024	321	335	.00	[23]
Carbon Health Technologies, Inc., Series D-2, 8.00% noncumulative convertible preferred shares[2]	7/9/2021	50,000	49	.00	[23]
Total		$61,024	$20,484	.08%

127	American Funds Insurance Series

Asset Allocation Fund (continued)

[1]	Security did not produce income during the last 12 months.
[2]	Value determined using significant unobservable inputs.
[3]	Amount less than one thousand.
[4]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $20,484,000, which represented .08% of the net assets of the fund.
[5]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,414,646,000, which represented 5.22% of the net assets of the fund.
[6]	Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $2,273,000, which represented 0.01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $26,539,000, which represented .10% of the net assets of the fund.
[11]	Purchased on a TBA basis.
[12]	Step bond; coupon rate may change at a later date.
[13]	Index-linked bond whose principal amount moves with a government price index.
[14]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $30,492,000, which represented .11% of the net assets of the fund.
[15]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[16]	Scheduled interest and/or principal payment was not received.
[17]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[18]	Rate represents the seven-day yield at 12/31/2024.
[19]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[20]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
[21]	Represents net activity. Refer to Note 5 for more information on securities lending.
[22]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
[23]	Amount less than .01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
Assn. = Association
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CME = CME Group
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
EUR = Euros
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
PIK = Payment In Kind
REIT = Real Estate Investment Trust
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. dollars
UST= U.S. Treasury

Refer to the notes to financial statements.

American Funds Insurance Series	128

American Funds Global Balanced Fund

Investment portfolio December 31, 2024

Common stocks 63.35%	Shares	Value (000)
Information technology 11.84%
Broadcom,Inc.	61,560	$14,272
Microsoft Corp.	27,395	11,547
Apple, Inc.	26,578	6,656
Taiwan Semiconductor Manufacturing Co., Ltd.	162,000	5,290
Accenture PLC, Class A	8,203	2,886
Texas Instruments, Inc.	10,951	2,053
ASML Holding NV	1,964	1,381
TDK Corp.	94,500	1,216
Salesforce, Inc.	3,008	1,006
GlobalWafers Co., Ltd.	11,000	128
		46,435

Health care 8.68%
Sanofi	50,615	4,895
Gilead Sciences, Inc.	42,637	3,938
Eli Lilly and Co.	4,567	3,526
Abbott Laboratories	30,893	3,494
Novo Nordisk AS, Class B	36,318	3,126
Vertex Pharmaceuticals, Inc.[1]	5,715	2,301
UnitedHealth Group, Inc.	4,248	2,149
DexCom, Inc.[1]	27,563	2,144
Stryker Corp.	3,621	1,304
Molina Healthcare, Inc.[1]	3,729	1,085
GE HealthCare Technologies, Inc.	13,706	1,072
Alnylam Pharmaceuticals, Inc.[1]	4,275	1,006
Medtronic PLC	12,269	980
AbbVie, Inc.	5,437	966
Danaher Corp.	2,127	488
Novartis AG	4,265	415
Takeda Pharmaceutical Co., Ltd.	15,400	408
BioMarin Pharmaceutical, Inc.[1]	5,924	389
AstraZeneca PLC	2,816	367
		34,053

Industrials 8.68%
RTX Corp.	52,786	6,108
Carrier Global Corp.	40,530	2,767
nVent Electric PLC	33,642	2,293
Safran SA	10,357	2,263
General Dynamics Corp.	8,449	2,226
Volvo AB, Class B	74,304	1,803
BAE Systems PLC	124,476	1,786
Daikin Industries, Ltd.	15,000	1,757
Recruit Holdings Co., Ltd.	20,700	1,440
Honeywell International, Inc.	5,891	1,331
Deutsche Post AG	37,249	1,311
Uber Technologies, Inc.[1]	21,398	1,291
CSX Corp.	34,421	1,111
Airbus SE, non-registered shares	5,276	841
Melrose Industries PLC	112,888	782
Kingspan Group PLC	10,499	764
PACCAR, Inc.	6,057	630
Rolls-Royce Holdings PLC[1]	88,249	628
United Rentals, Inc.	748	527
General Electric Co.	2,693	449
Waste Management, Inc.	2,097	423
Caterpillar, Inc.	1,122	407
L3Harris Technologies, Inc.	1,918	403

129	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Common stocks (continued)	Shares		Value (000)
Industrials (continued)
Boeing Co. (The)[1]	1,990		$352
AtkinsRealis Group, Inc.	6,542		347
GE Vernova,Inc.	—	[2]	—	[2]
			34,040

Financials 8.46%
Chubb, Ltd.	13,443		3,714
Banco Bilbao Vizcaya Argentaria, SA	344,765		3,376
B3 SA - Brasil, Bolsa, Balcao	1,784,523		3,061
ING Groep NV	183,880		2,875
Morgan Stanley	19,546		2,457
Münchener Rückversicherungs-Gesellschaft AG	4,492		2,260
HDFC Bank, Ltd. (ADR)	26,702		1,705
HDFC Bank, Ltd.	24,510		507
BlackRock, Inc.	1,989		2,039
JPMorgan Chase & Co.	7,665		1,837
Zurich Insurance Group AG	2,796		1,661
AIA Group, Ltd.	224,400		1,623
Standard Chartered PLC	94,601		1,165
Mizuho Financial Group, Inc.	36,600		893
Capital One Financial Corp.	4,566		814
BNP Paribas SA	11,330		694
Progressive Corp.	2,507		601
Great-West Lifeco, Inc.	16,747		556
3i Group PLC	9,651		429
Bank Central Asia Tbk PT	571,400		343
Aegon, Ltd.	53,229		315
PNC Financial Services Group,Inc.	1,482		286
			33,211

Consumer Discretionary 5.73%
Amazon.com, Inc.[1]	24,275		5,326
Home Depot, Inc.	9,066		3,527
LVMH Moët Hennessy-Louis Vuitton SE	3,460		2,262
Ferrari NV	3,551		1,509
Ferrari NV (EUR denominated)	783		336
Royal Caribbean Cruises, Ltd.	7,800		1,799
Compagnie Financière Richemont SA, Class A	9,443		1,435
InterContinental Hotels Group PLC	8,788		1,095
Midea Group Co., Ltd., Class A	100,950		1,039
Las Vegas Sands Corp.	17,843		916
McDonald’s Corp.	2,405		697
Sony Group Corp.	29,000		613
Hasbro,Inc.	10,679		597
Starbucks Corp.	6,260		571
adidas AG	1,550		381
Restaurant Brands International, Inc.	5,826		380
			22,483

Communication services 5.11%
Alphabet, Inc., Class A	33,356		6,314
Alphabet, Inc., Class C	7,289		1,388
Meta Platforms, Inc., Class A	12,664		7,415
Netflix, Inc.[1]	2,102		1,874
Comcast Corp., Class A	24,957		937
TELUS Corp.	67,043		909
Omnicom Group, Inc.	9,636		829
Universal Music Group NV	14,322		365
			20,031

American Funds Insurance Series	130

American Funds Global Balanced Fund (continued)

Common stocks (continued)	Shares		Value (000)
Consumer staples 4.69%
Philip Morris International, Inc.	30,773		$3,703
Imperial Brands PLC	114,472		3,658
ITC, Ltd.	599,504		3,385
Ajinomoto Co., Inc.	62,950		2,561
British American Tobacco PLC	55,322		2,006
Suntory Beverage & Food, Ltd.	52,600		1,670
Nestlé SA	10,472		859
Seven & i Holdings Co., Ltd.	36,800		577
			18,419

Materials 3.67%
Freeport-McMoRan, Inc.	128,581		4,896
Glencore PLC	400,493		1,761
Linde PLC	4,202		1,759
Smurfit Westrock PLC	27,112		1,460
Air Products and Chemicals, Inc.	4,981		1,445
International Paper Co.	20,944		1,127
Rio Tinto PLC	11,644		686
Vale SA (ADR), ordinary nominative shares	58,771		521
Air Liquide SA	2,448		396
Celanese Corp.	4,784		331
Nitto Denko Corp.	700		12
			14,394

Utilities 3.35%
DTE Energy Co.	26,692		3,223
Constellation Energy Corp.	10,637		2,379
PG&E Corp.	83,540		1,686
E.ON SE	142,043		1,654
Duke Energy Corp.	15,182		1,636
SembCorp Industries, Ltd.	265,900		1,074
CenterPoint Energy, Inc.	24,735		785
Dominion Energy, Inc.	12,884		694
Power Grid Corporation of India, Ltd.	—	[2]	—	[2]
			13,131

Energy 2.42%
Canadian Natural Resources, Ltd. (CAD denominated)	151,046		4,663
Shell PLC (GBP denominated)	49,182		1,527
TC Energy Corp. (CAD denominated)	32,374		1,509
Chevron Corp.	7,358		1,066
Neste OYJ	40,968		517
Cameco Corp. (CAD denominated)	4,130		212
			9,494

Real estate 0.72%
CTP NV	100,906		1,552
Embassy Office Parks REIT	293,448		1,266
			2,818
Total common stocks (cost: $188,641,000)			248,509

Preferred securities 0.06%
Consumer discretionary 0.06%
Dr. Ing. h.c. F. Porsche AG, nonvoting non-registered preferred shares	3,986	241
Total preferred securities (cost: $323,000)		241

131	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Convertible stocks 0.35%	Shares	Value (000)
Utilities 0.35%
NextEra Energy, Inc., noncumulative convertible preferred units, 6.926% 9/1/2025	33,700	$1,379
Total convertible stocks (cost: $1,445,000)		1,379

Bonds, notes & other debt instruments 30.24%	Principal amount (000)
Bonds & notes of governments & government agencies outside the U.S. 13.31%
Agricultural Development Bank of China 3.75% 1/25/2029	CNY	550	82
Asian Development Bank 1.125% 6/10/2025	GBP	100	123
Asian Development Bank 6.20% 10/6/2026	INR	1,990	23
Asian Development Bank 6.72% 2/8/2028		18,000	210
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD	115	61
Australia (Commonwealth of), Series 166, 3.00% 11/21/2033		725	405
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034		700	414
Austria (Republic of) 0% 2/20/2031	EUR	500	444
Austria (Republic of) 2.90% 2/20/2034		120	126
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[3]	USD	445	437
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	EUR	270	283
Brazil (Federative Republic of) 10.00% 1/1/2029	BRL	2,230	304
Brazil (Federative Republic of) 10.00% 1/1/2031		12,103	1,562
Brazil (Federative Republic of) 6.00% 8/15/2040[4]		220	31
Brazil (Federative Republic of) 6.00% 8/15/2050[4]		1,584	214
Brazil (Federative Republic of) 6.00% 8/15/2060[4]		220	29
Bulgaria (Republic of) 4.50% 1/27/2033	EUR	120	135
Canada 2.25% 6/1/2025	CAD	1,400	971
Canada 0.25% 3/1/2026		246	166
Canada (Government) 3.50% 3/1/2028		1,119	793
Canada (Government) 1.50% 12/1/2031		840	527
Chile (Republic of) 4.70% 9/1/2030	CLP	55,000	52
China (People’s Republic of), Series INBK, 2.64% 1/15/2028	CNY	4,100	585
China (People’s Republic of), Series INBK, 2.37% 1/15/2029		3,860	549
China (People’s Republic of), Series INBK, 2.62% 6/25/2030		1,970	285
China (People’s Republic of), Series INBK, 2.88% 2/25/2033		12,270	1,835
China (People’s Republic of), Series INBK, 2.27% 5/25/2034		6,020	867
China (People’s Republic of), Series INBK, 2.11% 8/25/2034		9,850	1,400
China (People’s Republic of), Series INBK, 3.00% 10/15/2053		820	137
China Development Bank Corp., Series 2008, 2.89% 6/22/2025		1,860	257
China Development Bank Corp., Series 2004, 3.43% 1/14/2027		1,060	151
China Development Bank Corp., Series 2009, 3.39% 7/10/2027		8,580	1,232
China Development Bank Corp., Series 1805, 4.88% 2/9/2028		2,040	309
Estonia (Republic of) 3.25% 1/17/2034	EUR	160	168
European Bank for Reconstruction and Development 5.00% 1/15/2026	INR	7,100	82
European Bank for Reconstruction and Development 5.25% 1/12/2027		10,100	115
European Bank for Reconstruction and Development 6.30% 10/26/2027		4,300	49
European Investment Bank 0.375% 9/15/2027	EUR	110	108
European Investment Bank 0.25% 1/20/2032		860	760
European Union 0% 7/6/2026		100	100
European Union 0.25% 10/22/2026		50	50
European Union 2.875% 12/6/2027		50	53
Export-Import Bank of Thailand 5.354% 5/16/2029	USD	200	202
French Republic O.A.T. 0.75% 2/25/2028	EUR	410	403
French Republic O.A.T. 0% 11/25/2030		1,320	1,165
French Republic O.A.T. 2.00% 11/25/2032		610	588
French Republic O.A.T. 3.25% 5/25/2045		160	159
Germany (Federal Republic of) 2.50% 3/13/2025		845	875
Germany (Federal Republic of) 0% 2/15/2032		540	480
Germany (Federal Republic of) 1.70% 8/15/2032		674	673
Germany (Federal Republic of) 2.30% 2/15/2033		300	311
Germany (Federal Republic of) 2.20% 2/15/2034		100	102
Germany (Federal Republic of) 1.00% 5/15/2038		180	154
Germany (Federal Republic of) 0% 8/15/2050		300	164

American Funds Insurance Series	132

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Germany (Federal Republic of) 0% 8/15/2052	EUR	80	$41
Greece (Hellenic Republic of) 3.375% 2/15/2025		5	5
Greece (Hellenic Republic of) 3.875% 6/15/2028		65	71
Greece (Hellenic Republic of) 1.50% 6/18/2030		90	88
Greece (Hellenic Republic of) 1.75% 6/18/2032		530	505
Indonesia (Republic of), Series 64, 6.125% 5/15/2028	IDR	1,165,000	71
Indonesia (Republic of), Series 95, 6.375% 8/15/2028		1,767,000	108
Indonesia (Republic of), Series 71, 9.00% 3/15/2029		4,437,000	295
Indonesia (Republic of), Series 78, 8.25% 5/15/2029		3,301,000	214
Indonesia (Republic of), Series 87, 6.50% 2/15/2031		1,253,000	76
Indonesia (Republic of), Series 96, 7.00% 2/15/2033		13,435,000	834
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034		3,654,000	221
Inter-American Development Bank 7.00% 1/25/2029	INR	47,000	545
International Bank for Reconstruction and Development 6.75% 9/8/2027		15,800	183
International Bank for Reconstruction and Development 6.75% 7/13/2029		16,200	186
Ireland (Republic of) 2.60% 10/18/2034	EUR	100	103
Ireland (Republic of) 3.00% 10/18/2043		150	159
Israel (State of) 4.50% 1/17/2033	USD	200	184
Japan, Series 150, 0.005% 12/20/2026	JPY	84,950	534
Japan, Series 151, 0.005% 3/20/2027		201,500	1,265
Japan, Series 346, 0.10% 3/20/2027		134,150	844
Japan, Series 352, 0.10% 9/20/2028		61,950	386
Japan, Series 363, 0.10% 6/20/2031		7,500	46
Japan, Series 373, 0.60% 12/20/2033		55,750	342
Japan, Series 152, 1.20% 3/20/2035		242,550	1,553
Japan, Series 176, 0.50% 3/20/2041		109,950	585
Japan, Series 179, 0.50% 12/20/2041		50,500	264
Japan, Series 42, 1.70% 3/20/2044		74,550	463
Japan, Series 37, 0.60% 6/20/2050		26,950	121
Japan, Series 74, 1.00% 3/20/2052		84,000	405
Japan, Series 76, 1.40% 9/20/2052		47,500	252
Japan, Series 77, 1.60% 12/20/2052		68,100	378
Japan, Series 84, 2.10% 9/20/2054		82,450	507
Magyar Export-Import Bank 6.00% 5/16/2029	EUR	100	112
Netherlands (Kingdom of the) 5.50% 1/15/2028		100	114
New South Wales Treasury Corp. 4.75% 2/20/2035	AUD	400	241
New South Wales Treasury Corp. 4.25% 2/20/2036		670	382
Norway (Kingdom of) 1.75% 9/6/2029	NOK	735	59
Nova Scotia (Province of) 3.15% 12/1/2051	CAD	170	97
Panama (Republic of) 7.50% 3/1/2031	USD	200	203
Panama (Republic of) 6.40% 2/14/2035		200	182
Panama (Republic of) 7.875% 3/1/2057		1,130	1,093
Philippines (Republic of) 0.25% 4/28/2025	EUR	100	102
Philippines (Republic of) 1.648% 6/10/2031	USD	200	161
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN	410	88
Portugal Republic 0.475% 10/18/2030	EUR	230	214
Portugal Republic 3.50% 6/18/2038		230	249
Quebec (Province of) 3.35% 7/23/2039		290	302
Republic of Italy 1.35% 4/1/2030		550	528
Republic of Italy 4.20% 3/1/2034		1,675	1,845
Republic of Italy 4.50% 10/1/2053		210	232
Republic of Italy 4.30% 10/1/2054		200	212
Republic Of Italy 4.40% 5/1/2033		1,200	1,344
Republic Of Italy 4.35% 11/1/2033		740	825
Romania 2.125% 3/7/2028		130	127
South Africa (Republic of), Series R-214, 6.50% 2/28/2041	ZAR	4,235	150
South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW	348,590	235
South Korea (Republic of), Series 3212, 4.25% 12/10/2032		1,831,500	1,349
Spain (Kingdom of) 0% 1/31/2027	EUR	335	331
Spain (Kingdom of) 0.80% 7/30/2027		490	488
Spain (Kingdom of) 0.50% 10/31/2031		165	148

133	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Spain (Kingdom of) 3.15% 4/30/2033	EUR	317	$334
Spain (Kingdom of) 3.55% 10/31/2033		370	401
Spain (Kingdom of) 3.25% 4/30/2034		120	127
Spain (Kingdom of) 3.45% 10/31/2034		240	257
Turkey (Republic of) 7.125% 7/17/2032	USD	200	199
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY	14,240	338
Turkey (Republic of), Series 5Y, 17.30% 7/19/2028		1,090	22
United Kingdom 1.25% 7/22/2027	GBP	410	477
United Kingdom 0.375% 10/22/2030		490	494
United Kingdom 1.00% 1/31/2032		750	748
United Kingdom 4.25% 6/7/2032		785	975
United Kingdom 3.25% 1/22/2044		234	228
United Kingdom 1.25% 7/31/2051		413	231
United Kingdom 4.375% 7/31/2054		235	261
United Kingdom 2.50% 7/22/2065		340	242
United Mexican States, Series M, 5.75% 3/5/2026	MXN	10,710	490
United Mexican States, Series M, 7.75% 11/23/2034		3,130	126
United Mexican States, Series M, 8.00% 11/7/2047		5,120	190
United Mexican States, Series M, 8.00% 7/31/2053		28,580	1,041
United Mexican States, Series S, 4.00% 10/29/2054[4]		523	19
			52,207
Corporate bonds, notes & loans 6.33%
Financials 1.54%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[5]	EUR	330	311
AIB Group PLC 7.583% 10/14/2026 (USD-SOFR + 3.456% on 10/14/2025)[3,5]	USD	200	204
AIB Group PLC 5.75% 2/16/2029 (1-year EUR Mid-Swap + 2.85% on 2/16/2028)[5]	EUR	200	224
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[5]		100	110
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028)[5]	USD	161	162
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[5]		625	648
BPCE SA 4.50% 1/13/2033	EUR	100	109
CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[3,5]	USD	200	205
Chubb INA Holdings, LLC 3.35% 5/3/2026		10	10
Chubb INA Holdings, LLC 4.35% 11/3/2045		20	17
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[5]		70	63
Corebridge Financial, Inc. 3.90% 4/5/2032		59	54
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[5]		160	152
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[5]	EUR	200	191
DNB Bank ASA 4.00% 8/17/2027 (1-year GBP-GILT + 2.15% on 8/17/2026)[5]	GBP	100	123
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[5]	USD	290	296
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[5]		200	199
HSBC Holdings PLC 7.39% 11/03/2028 (USD-SOFR + 7.39% on 11/3/2027)[5]		360	382
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[5]		290	315
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[5]	EUR	100	116
JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[5]	USD	160	156
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[5]		280	232
KfW 1.125% 7/4/2025	GBP	95	117
Mastercard, Inc. 2.00% 11/18/2031	USD	102	85
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[5]		294	301
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[5]		150	153
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029)[5]		119	119
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[5]	EUR	175	165
New York Life Insurance Co. 3.75% 5/15/2050[3]	USD	23	17
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[5]		65	71

American Funds Insurance Series	134

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[5]	USD	25	$25
PT Bank Negara Indonesia (Persero) Tbk 5.28% 4/5/2029		280	279
Royal Bank of Canada 1.20% 4/27/2026		175	167
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031)[5,6]	EUR	250	266
			6,044

Energy 1.00%
Ecopetrol SA 4.125% 1/16/2025	USD	127	127
Ecopetrol SA 8.625% 1/19/2029		295	313
Ecopetrol SA 6.875% 4/29/2030		160	156
Empresa Nacional del Petroleo 5.95% 7/30/2034[3]		200	199
Enterprise Products Operating, LLC 4.95% 2/15/2035		25	24
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[3]		225	222
Halliburton Co. 3.80% 11/15/2025		2	2
Kinder Morgan, Inc. 4.30% 6/1/2025		165	165
ONEOK, Inc. 5.80% 11/1/2030		7	7
ONEOK, Inc. 6.05% 9/1/2033		53	55
Petroleos Mexicanos 4.25% 1/15/2025		296	295
Petroleos Mexicanos 6.875% 10/16/2025		63	63
Petroleos Mexicanos 6.875% 8/4/2026		211	207
Petroleos Mexicanos 6.49% 1/23/2027		1,238	1,202
Petroleos Mexicanos 6.84% 1/23/2030		460	421
Raizen Fuels Finance SA 6.45% 3/5/2034[3]		200	198
Saudi Arabian Oil Co. 5.75% 7/17/2054[3]		200	187
Targa Resources Corp. 5.50% 2/15/2035		2	2
TotalEnergies Capital SA 5.488% 4/5/2054		85	82
			3,927

Utilities 0.76%
American Electric Power Co., Inc. 1.00% 11/1/2025		100	97
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[3]		35	33
CMS Energy Corp. 3.00% 5/15/2026		180	176
Duke Energy Corp. 3.75% 4/1/2031	EUR	100	106
Duke Energy Progress, LLC 3.70% 9/1/2028	USD	75	72
Enel Américas SA 4.00% 10/25/2026		35	34
Enel Finance International NV 2.125% 7/12/2028[3]		200	181
Enfragen Energia Sur SA 5.375% 12/30/2030		200	171
Exelon Corp. 3.40% 4/15/2026		150	148
FirstEnergy Corp. 1.60% 1/15/2026		100	97
Interstate Power and Light Co. 2.30% 6/1/2030		50	43
NextEra Energy Operating Partners, LP 7.25% 1/15/2029[3]		550	563
Pacific Gas and Electric Co. 3.15% 1/1/2026		100	98
Pacific Gas and Electric Co. 2.95% 3/1/2026		25	25
Pacific Gas and Electric Co. 2.10% 8/1/2027		100	93
Pacific Gas and Electric Co. 3.30% 12/1/2027		252	241
Pacific Gas and Electric Co. 4.65% 8/1/2028		114	113
Pacific Gas and Electric Co. 4.55% 7/1/2030		31	30
Pacific Gas and Electric Co. 6.15% 1/15/2033		78	81
Pacific Gas and Electric Co. 4.95% 7/1/2050		120	104
Pacific Gas and Electric Co. 3.50% 8/1/2050		137	94
Public Service Company of Colorado 5.75% 5/15/2054		85	85
Xcel Energy,Inc. 3.35% 12/1/2026		316	308
			2,993

135	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care 0.68%
AbbVie, Inc. 5.05% 3/15/2034	USD	25	$25
AbbVie, Inc. 5.35% 3/15/2044		25	24
AbbVie, Inc. 5.40% 3/15/2054		25	24
AbbVie, Inc. 5.50% 3/15/2064		25	24
Amgen, Inc. 1.90% 2/21/2025		40	40
Amgen, Inc. 2.20% 2/21/2027		30	28
Amgen, Inc. 4.20% 3/1/2033		280	260
Amgen, Inc. 5.65% 3/2/2053		422	407
Becton, Dickinson and Co. 3.70% 6/6/2027		43	42
Becton, Dickinson and Co. 4.298% 8/22/2032		320	301
Bristol-Myers Squibb Co. 5.20% 2/22/2034		215	215
Bristol-Myers Squibb Co. 5.55% 2/22/2054		60	58
Bristol-Myers Squibb Co. 5.65% 2/22/2064		85	82
CVS Health Corp. 5.40% 6/1/2029		242	242
EMD Finance, LLC 3.25% 3/19/2025[3]		250	249
GE HealthCare Technologies, Inc. 4.80% 8/14/2029		33	33
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		197	192
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		21	20
Takeda Pharmaceutical Co., Ltd. 2.25% 11/21/2026	EUR	100	103
UnitedHealth Group, Inc. 4.00% 5/15/2029	USD	258	249
UnitedHealth Group, Inc. 5.625% 7/15/2054		65	63
			2,681

Communication services 0.47%
América Móvil, SAB de CV 10.125% 1/22/2029	MXN	9,100	432
América Móvil, SAB de CV 9.50% 1/27/2031		2,000	90
AT&T,Inc. 2.75% 6/1/2031	USD	165	144
AT&T, Inc. 2.55% 12/1/2033		64	52
Comcast Corp. 0% 9/14/2026	EUR	100	99
Deutsche Telekom International Finance BV 9.25% 6/1/2032	USD	45	56
Orange 9.00% 3/1/2031[5]		65	77
Orange 3.625% 11/16/2031	EUR	100	107
Tencent Holdings, Ltd. 3.925% 1/19/2038	USD	200	170
T-Mobile USA, Inc. 2.05% 2/15/2028		200	184
T-Mobile USA, Inc. 3.70% 5/8/2032	EUR	100	106
T-Mobile USA, Inc. 5.15% 4/15/2034	USD	115	113
Verizon Communications, Inc. 0.375% 3/22/2029	EUR	140	131
Verizon Communications, Inc. 0.75% 3/22/2032		100	88
			1,849

Consumer discretionary 0.46%
BMW US Capital, LLC 3.90% 4/9/2025[3]	USD	70	70
Daimler Truck International Finance BV 3.875% 6/19/2029	EUR	100	107
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[3]	USD	150	146
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[3]		150	149
Ford Motor Credit Co., LLC 5.303% 9/6/2029		200	196
General Motors Financial Co., Inc. 4.90% 10/6/2029		135	133
Hyundai Capital America 1.50% 6/15/2026[3]		250	238
Hyundai Capital America 2.375% 10/15/2027[3]		109	102
McDonalds Corp. 1.60% 3/15/2031[6]	EUR	100	95
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[3]	USD	185	184
Sands China, Ltd. 5.40% 8/8/2028		400	396
			1,816

Consumer staples 0.44%
Altria Group, Inc. 2.20% 6/15/2027		EUR270	276
BAT Capital Corp. 3.215% 9/6/2026		USD62	61
BAT Capital Corp. 4.70% 4/2/2027		67	67
BAT Capital Corp. 3.557% 8/15/2027		105	102
BAT Capital Corp. 3.462% 9/6/2029		75	70

American Funds Insurance Series	136

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[5]	EUR	640	$651
Campbell’s Co. (The) 4.75% 3/23/2035	USD	107	101
Coca-Cola Co. 1.25% 3/8/2031	EUR	100	94
Coca-Cola Co. 4.65% 8/14/2034	USD	61	59
Coca-Cola Co. 3.75% 8/15/2053	EUR	125	131
Philip Morris International, Inc. 5.75% 11/17/2032	USD	110	113
			1,725

Industrials 0.40%
Boeing Co. (The) 6.528% 5/1/2034		604	633
Canadian Pacific Railway Co. 3.10% 12/2/2051		164	107
Carrier Global Corp. 2.242% 2/15/2025		6	6
Carrier Global Corp. 2.493% 2/15/2027		7	7
CSX Corp. 3.80% 4/15/2050		6	4
CSX Corp. 2.50% 5/15/2051		75	44
Honeywell International, Inc. 3.75% 3/1/2036	EUR	100	104
Lima Metro Line 2 Finance, Ltd. 5.875% 7/5/2034[3]	USD	83	82
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[3]		200	195
RTX Corp. 4.125% 11/16/2028		170	165
Sats Treasury Pte., Ltd. 4.828% 1/23/2029		200	199
			1,546

Materials 0.24%
Braskem Netherlands Finance BV 8.50% 1/12/2031		600	602
First Quantum Minerals, Ltd. 9.375% 3/1/2029[3]		250	266
Vale Overseas, Ltd. 3.75% 7/8/2030		94	86
			954

Information technology 0.23%
Broadcom, Inc. 4.00% 4/15/2029[3]		21	20
Broadcom, Inc. 4.15% 11/15/2030		70	67
Broadcom, Inc. 3.419% 4/15/2033[3]		123	108
Broadcom,Inc. 3.137% 11/15/2035[3]		15	12
Lenovo Group, Ltd. 5.875% 4/24/2025		269	270
Oracle Corp. 2.65% 7/15/2026		216	209
SK hynix, Inc. 1.50% 1/19/2026		200	193
			879

Real estate 0.11%
American Tower Corp. 0.875% 5/21/2029	EUR	130	123
Equinix,Inc. 2.15% 7/15/2030	USD	176	151
Essex Portfolio, LP 3.50% 4/1/2025		120	120
Essex Portfolio, LP 3.375% 4/15/2026		40	39
			433
Total corporate bonds, notes & loans			24,847

Mortgage-backed obligations 5.87%
Federal agency mortgage-backed obligations 4.90%
Fannie Mae Pool #FS3056 2.00% 10/1/2052[7]		163	127
Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]		278	276
Fannie Mae Pool #CB5912 6.00% 3/1/2053[7]		75	76
Fannie Mae Pool #MA4978 5.00% 4/1/2053[7]		1,359	1,313
Fannie Mae Pool #CB7104 5.50% 9/1/2053[7]		355	353
Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]		471	473
Fannie Mae Pool #FS6767 6.50% 1/1/2054[7]		33	33
Fannie Mae Pool #MA5270 5.00% 2/1/2054[7]		790	763
Fannie Mae Pool #MA5271 5.50% 2/1/2054[7]		22	22
Fannie Mae Pool #MA5296 5.50% 3/1/2054[7]		15	15
Fannie Mae Pool #MA5295 6.00% 3/1/2054[7]		3,196	3,213

137	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5329 6.50% 4/1/2054[7]	USD	38	$39
Fannie Mae Pool #FS8131 5.50% 6/1/2054[7]		96	95
Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]		78	79
Fannie Mae Pool #FS8467 5.50% 7/1/2054[7]		195	193
Fannie Mae Pool #CB8842 5.50% 7/1/2054[7]		144	142
Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]		111	112
Fannie Mae Pool #CB8858 6.00% 7/1/2054[7]		75	76
Fannie Mae Pool #CB8855 6.00% 7/1/2054[7]		61	62
Fannie Mae Pool #FS8318 6.00% 7/1/2054[7]		55	56
Fannie Mae Pool #DB7783 5.50% 8/1/2054[7]		91	89
Fannie Mae Pool #FS8758 6.00% 8/1/2054[7]		90	90
Fannie Mae Pool #DB7792 6.00% 8/1/2054[7]		77	77
Fannie Mae Pool #FS8757 6.00% 8/1/2054[7]		74	75
Fannie Mae Pool #BU4916 6.00% 8/1/2054[7]		38	38
Fannie Mae Pool #FS8756 6.00% 8/1/2054[7]		29	30
Fannie Mae Pool #FS8866 6.00% 9/1/2054[7]		99	100
Fannie Mae Pool #CB9333 5.50% 10/1/2054[7]		1,675	1,657
Fannie Mae Pool #DC7042 4.50% 12/1/2054[7]		285	268
Fannie Mae Pool #DC7351 4.50% 12/1/2054[7]		16	15
Freddie Mac Pool #SD8266 4.50% 11/1/2052[7]		103	97
Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]		444	430
Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]		1,554	1,502
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[7]		11	11
Freddie Mac Pool #SD8401 5.50% 2/1/2054[7]		795	785
Freddie Mac Pool #QI0213 6.50% 2/1/2054[7]		9	9
Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]		441	436
Freddie Mac Pool #RJ1855 5.00% 6/1/2054[7]		28	27
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]		44	44
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[7]		87	88
Freddie Mac Pool #RJ1960 5.50% 7/1/2054[7]		48	47
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[7]		36	36
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[7]		116	117
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[7]		112	114
Freddie Mac Pool #SD5813 6.00% 7/1/2054[7]		78	79
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[7]		58	59
Freddie Mac Pool #SD8447 6.00% 7/1/2054[7]		55	56
Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]		45	46
Freddie Mac Pool #SD8453 5.50% 8/1/2054[7]		25	24
Freddie Mac Pool #SD6029 6.00% 8/1/2054[7]		48	49
Freddie Mac Pool #SD8454 6.00% 8/1/2054[7]		18	18
Freddie Mac Pool #SD8455 6.50% 8/1/2054[7]		11	12
Freddie Mac Pool #RJ2298 5.50% 9/1/2054[7]		135	133
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[7]		165	167
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[7]		89	91
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[7]		85	87
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[7]		78	79
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[7]		47	47
Freddie Mac Pool #SD8471 6.50% 10/1/2054[7]		59	61
Freddie Mac Pool #SD8473 4.50% 11/1/2054[7]		95	90
Freddie Mac Pool #RJ2851 4.50% 11/1/2054[7]		77	72
Freddie Mac Pool #QX1414 5.50% 12/1/2054[7]		64	64
Uniform Mortgage-Backed Security 2.00% 1/1/2055[7,8]		64	50
Uniform Mortgage-Backed Security 4.50% 1/1/2055[7,8]		231	217
Uniform Mortgage-Backed Security 5.00% 1/1/2055[7,8]		3,895	3,760
Uniform Mortgage-Backed Security 4.50% 2/1/2055[7,8]		284	267
			19,228

American Funds Insurance Series	138

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) 0.51%
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[3,7,9]	USD	106	$104
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 5/25/2043[3,7,9]		158	162
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[3,7,9]		84	85
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[3,7,9]		59	59
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 1/25/2044[3,7,9]		55	56
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[3,7,9]		84	84
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.219% 5/25/2044[3,7,9]		121	122
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[3,5,7]		276	278
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[3,5,7]		124	125
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[3,7,9]		92	84
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[3,5,7]		101	102
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[3,5,7]		197	199
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[3,5,7]		277	279
Verus Securitization Trust, Series 24-4, Class A2, 6.572% 6/25/2069 (7.572% on 5/1/2028)[3,5,7]		138	140
Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[3,7,9]		100	100
			1,979

Other mortgage-backed securities 0.24%
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2037[7]	DKK	433	56
Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[7]		1,131	144
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[7]		5,237	604
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2050[7]		456	48
Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[7]		549	61
Realkredit Danmark AS 1.00% 10/1/2053[7]		182	20
			933

Commercial mortgage-backed securities 0.22%
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[7,9]	USD	55	56
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[3,7,9]		150	150
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[3,7,9]		110	110
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[3,7,9]		100	103
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[3,7,9]		135	137
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[3,7,9]		24	24
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[3,7,9]		100	101
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[3,7,9]		143	143
Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[3,7,9]		52	53
			877
Total mortgage-backed obligations			23,017

139	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes 4.42%
U.S. Treasury 4.11%
U.S. Treasury 3.00% 7/15/2025	USD	985	$979
U.S. Treasury 3.75% 4/15/2026		76	76
U.S. Treasury 4.875% 5/31/2026		1,185	1,195
U.S. Treasury 4.00% 1/15/2027		620	617
U.S. Treasury 4.50% 4/15/2027		1,173	1,179
U.S. Treasury 4.00% 6/30/2028		4,583	4,537
U.S. Treasury 4.375% 8/31/2028		81	81
U.S. Treasury 4.625% 9/30/2028		1,918	1,937
U.S. Treasury 4.125% 3/31/2029		815	807
U.S. Treasury 3.50% 9/30/2029		755	727
U.S. Treasury 1.375% 11/15/2031[10]		771	631
U.S. Treasury 1.875% 2/15/2032		220	185
U.S. Treasury 2.875% 5/15/2032		306	275
U.S. Treasury 1.875% 2/15/2041[10]		605	406
U.S. Treasury 2.25% 5/15/2041[10]		1,115	792
U.S. Treasury 2.875% 11/15/2046		400	291
U.S. Treasury 1.25% 5/15/2050		440	209
U.S. Treasury 1.375% 8/15/2050		400	195
U.S. Treasury 2.375% 5/15/2051[10]		510	321
U.S. Treasury 2.00% 8/15/2051[10]		560	321
U.S. Treasury 4.00% 11/15/2052		270	236
U.S. Treasury 3.625% 2/15/2053		149	121
			16,118

U.S. Treasury inflation-protected securities 0.31%
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[4]		366	354
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[4]		676	687
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[4]		264	192
			1,233
Total U.S. Treasury bonds & notes			17,351

Asset-backed obligations 0.28%
ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[3,7]		27	27
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[3,7]		12	12
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[3,7]		44	44
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[3,7]		125	126
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[3,7]		148	152
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[3,7]		100	100
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[3,7]		113	114
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[3,7]		100	101
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[3,7]		208	210
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[3,7]		100	102
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.148% 11/15/2052[3,7,9]		79	80
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[3,7]		16	16
			1,084
Municipals 0.03%
Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2/15/2048		100	73

American Funds Insurance Series	140

American Funds Global Balanced Fund (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Municipals (continued)
Texas 0.01%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	USD	80	$55
Total municipals			128
Total bonds, notes & other debt instruments (cost: $126,803,000)			118,634

Investment funds 1.01%		Shares
Capital Group Central Corporate Bond Fund[11]		476,845	3,953
Total Investment funds (cost: $3,772,000)			3,953

Short-term securities 5.87%
Money market investments 5.65%
Capital Group Central Cash Fund 4.50%[11,12]		221,832	22,187

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.22%
Egypt (Arab Republic of) 3/11/2025	21.301%	EGP	7,550	142
Egypt (Arab Republic of) 3/18/2025	21.597		37,925	707
				849
Total short-term securities (cost: $23,087,000)				23,036
Total investment securities 100.88% (cost: $344,071,000)				395,752
Other assets less liabilities (0.88)%				(3,470)
Net assets 100.00%				$392,282

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year Euro-Schatz Futures	Long	15	3/10/2025	USD	1,662	$(5)
2 Year U.S. Treasury Note Futures	Long	18	4/3/2025		3,701	(6)
5 Year Euro-Bobl Futures	Long	38	3/10/2025		4,639	(58)
5 Year U.S. Treasury Note Futures	Long	90	4/3/2025		9,567	(62)
10 Year Italy Government Bond Futures	Long	13	3/10/2025		1,616	(39)
10 Year French Government Bond Futures	Long	7	3/10/2025		895	(18)
10 Year Euro-Bund Futures	Short	24	3/10/2025		(3,317)	71
10 Year Australian Treasury Bond Futures	Long	2	3/17/2025		140	(2)
10 Year Japanese Government Bond Futures	Long	2	3/21/2025		1,804	(7)
10 Year U.S. Treasury Note Futures	Long	20	3/31/2025		2,175	(32)
10 Year Canadian Government Bond Futures	Long	9	3/31/2025		768	6
10 Year UK Gilt Futures	Long	4	3/31/2025		463	(12)
20 Year U.S. Treasury Note Futures	Long	13	3/31/2025		1,480	(42)

141	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Futures contracts (continued)

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Year Euro-Buxl Futures	Long	1	3/10/2025	USD	137	$(8)
30 Year Ultra U.S. Treasury Bond Futures	Long	4	3/31/2025		475	(24)
						$(238)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2024 (000)
USD	179	MYR	800	HSBC Bank	1/8/2025	$1
MYR	110	USD	25	JPMorgan Chase	1/8/2025	— [2]
MYR	800	USD	180	JPMorgan Chase	1/8/2025	(1)
JPY	13,739	USD	89	BNP Paribas	1/8/2025	(2)
CHF	130	USD	148	HSBC Bank	1/8/2025	(4)
EUR	392	USD	413	Citibank	1/8/2025	(7)
CNH	6,185	USD	855	Standard Chartered Bank	1/9/2025	(12)
USD	1,526	BRL	8,921	JPMorgan Chase	1/10/2025	85
USD	287	KRW	408,860	Morgan Stanley	1/10/2025	11
USD	475	INR	40,175	HSBC Bank	1/10/2025	6
COP	276,050	USD	62	Morgan Stanley	1/10/2025	— [2]
USD	20	CLP	19,505	Morgan Stanley	1/10/2025	— [2]
BRL	470	USD	76	Morgan Stanley	1/10/2025	— [2]
BRL	500	USD	82	BNP Paribas	1/10/2025	(1)
BRL	1,010	USD	165	Morgan Stanley	1/10/2025	(2)
USD	558	IDR	9,051,240	Citibank	1/10/2025	(2)
USD	1,340	KRW	1,980,870	Morgan Stanley	1/10/2025	(2)
IDR	2,859,554	USD	179	Citibank	1/10/2025	(3)
USD	210	BRL	1,315	JPMorgan Chase	1/10/2025	(3)
JPY	166,455	USD	1,122	UBS AG	1/10/2025	(63)
USD	48	AUD	75	HSBC Bank	1/14/2025	2
CNH	670	USD	91	Citibank	1/14/2025	— [2]
USD	11,524	CNH	84,610	Citibank	1/14/2025	(8)
EUR	399	USD	421	Citibank	1/14/2025	(8)
CNH	7,737	USD	1,066	UBS AG	1/14/2025	(11)
USD	116	EUR	110	Morgan Stanley	1/15/2025	2
USD	398	MXN	8,290	Barclays Bank PLC	1/15/2025	1
USD	370	THB	12,670	UBS AG	1/15/2025	1
USD	86	CZK	2,080	Citibank	1/15/2025	— [2]
EUR	110	USD	114	HSBC Bank	1/15/2025	— [2]
PLN	540	USD	133	HSBC Bank	1/15/2025	(2)
CZK	2,840	USD	120	Standard Chartered Bank	1/15/2025	(3)
THB	12,750	USD	376	Citibank	1/15/2025	(4)
MXN	4,630	USD	229	UBS AG	1/15/2025	(7)
MXN	5,510	USD	271	Bank of New York Mellon	1/15/2025	(8)
USD	842	GBP	660	HSBC Bank	1/16/2025	16
USD	232	JPY	34,589	Morgan Stanley	1/16/2025	12
USD	4,596	GBP	3,670	JPMorgan Chase	1/16/2025	2
GBP	60	USD	75	Citibank	1/16/2025	— [2]
GBP	915	USD	1,167	Barclays Bank PLC	1/16/2025	(22)
USD	1,298	JPY	199,030	UBS AG	1/17/2025	31
USD	547	NZD	938	Standard Chartered Bank	1/17/2025	23
USD	412	CHF	360	Standard Chartered Bank	1/17/2025	15

American Funds Insurance Series	142

American Funds Global Balanced Fund (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2024 (000)
USD	347	EUR	330	Morgan Stanley	1/17/2025	$5
USD	11,223	JPY	1,761,820	BNP Paribas	1/17/2025	3
USD	1,591	AUD	2,570	Bank of America	1/17/2025	1
USD	177	CHF	160	UBS AG	1/17/2025	—	[2]
CAD	110	USD	76	Citibank	1/17/2025	—	[2]
EUR	396	DKK	2,950	Standard Chartered Bank	1/17/2025	—	[2]
EUR	330	USD	342	HSBC Bank	1/17/2025	—	[2]
NZD	111	USD	62	UBS AG	1/17/2025	—	[2]
AUD	90	USD	58	Standard Chartered Bank	1/17/2025	(2)
USD	3,235	CAD	4,650	Citibank	1/17/2025	(2)
DKK	800	USD	114	Standard Chartered Bank	1/17/2025	(2)
CHF	520	USD	579	Morgan Stanley	1/17/2025	(5)
NZD	874	USD	495	UBS AG	1/17/2025	(6)
NOK	6,655	USD	597	BNP Paribas	1/17/2025	(12)
CAD	1,350	USD	953	Morgan Stanley	1/17/2025	(14)
JPY	666,752	USD	4,409	Morgan Stanley	1/17/2025	(163)
USD	144	CHF	130	UBS AG	1/21/2025	—	[2]
USD	343	CHF	310	UBS AG	1/21/2025	—	[2]
USD	82	CZK	2,000	Citibank	1/21/2025	—	[2]
USD	47	HUF	18,750	BNP Paribas	1/21/2025	—	[2]
USD	59	NOK	670	UBS AG	1/21/2025	—	[2]
USD	225	PLN	930	Bank of America	1/21/2025	—	[2]
USD	332	SEK	3,660	Bank of America	1/21/2025	—	[2]
EUR	201	CAD	300	UBS AG	1/23/2025	—	[2]
EUR	430	USD	446	HSBC Bank	1/23/2025	—	[2]
USD	117	SGD	160	UBS AG	1/23/2025	—	[2]
USD	117	SGD	160	UBS AG	1/23/2025	—	[2]
GBP	90	USD	114	Morgan Stanley	1/23/2025	(2)
SGD	160	USD	119	Standard Chartered Bank	1/23/2025	(2)
EUR	4,890	USD	5,144	Morgan Stanley	1/23/2025	(74)
USD	599	NOK	6,657	UBS AG	1/24/2025	14
USD	157	NZD	280	UBS AG	1/24/2025	—	[2]
EUR	115	USD	121	BNP Paribas	1/24/2025	(1)
HUF	17,610	USD	45	Citibank	1/24/2025	(1)
SEK	3,570	USD	326	Standard Chartered Bank	1/24/2025	(3)
NZD	280	USD	162	HSBC Bank	1/24/2025	(5)
USD	918	MXN	18,680	Morgan Stanley	1/27/2025	27
USD	82	ILS	300	BNP Paribas	2/6/2025	—	[2]
USD	125	RON	600	Bank of America	2/6/2025	—	[2]
USD	26,635	EUR	25,670	UBS AG	2/21/2025	(13)
USD	412	JPY	61,409	UBS AG	3/10/2025	19
USD	110	JPY	16,666	Bank of America	3/10/2025	4
USD	268	BRL	1,390	Citibank	4/1/2025	47
BRL	1,390	USD	249	Citibank	4/1/2025	(28)
						$(182)

143	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		12/31/2024 (000)	(received) (000)	at 12/31/2024 (000)
3.79165%	Annual	SOFR	Annual	1/13/2026	USD	865	$(3)	$(11)	$8
4.254%	Annual	SONIA	Annual	5/9/2027	GBP	70	— [2]	— [2]	— [2]
3.5175%	Annual	SOFR	Annual	8/15/2027	USD	2,500	(34)	—	(34)
4.98038%	Annual	SONIA	Annual	6/21/2028	GBP	267	9	11	(2)
3.968%	Annual	SONIA	Annual	2/16/2029	GBP	1,495	(8)	—2	(8)
SOFR	Annual	3.29015%	Annual	1/13/2030	USD	2,870	98	90	8
SONIA	Annual	4.36738%	Annual	6/21/2033	GBP	62	(2)	(3)	1
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP	375	23	(3)	26
							$83	$84	$(1)

Bilateral interest rate swaps

Receive		Pay				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	Amount (000)		12/31/2024 (000)	(received) (000)	at 12/31/2024 (000)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL	2,940	$(33)	$—	$(33)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL	3,810	(93)	—	(93)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	9,330	(329)	(130)	(199)
								$(455)	$(130)	$(325)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
ITRAXX.EUR.42	1.00%	Quarterly	12/20/2029	EUR	840	$(17)	$(18)	$1

Centrally cleared credit default swaps on credit indices — sell protection

Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[13] (000)	Value at 12/31/2024[14] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD10,922	$244	$249	$(5)

American Funds Insurance Series	144

American Funds Global Balanced Fund (continued)

Investments in affiliates11

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Investment funds 1.01%
Capital Group Central Corporate Bond Fund	$8,341	$2,627	$6,762	$45	$(298)	$3,953	$265

Short-term securities 5.65%
Money market investments 5.65%
Capital Group Central Cash Fund 4.50%[12]	12,974	118,912	109,705	2	4	22,187	1,505
Total 6.66%				$47	$(294)	$26,140	$1,770

Restricted securities6

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Wells Fargo & Co. 3.90% 7/22/2032 (3-month EUR-EURIBOR + 1.22% on 7/22/2031)[5]	12/4/2024	$274	$266	.07%
McDonalds Corp. 1.60% 3/15/2031	9/30/2024	102	95	.02
Total		$376	$361	.09%

[1]	Security did not produce income during the last 12 months.
[2]	Amount less than one thousand.
[3]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $8,151,000, which represented 2.08% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	Step bond; coupon rate may change at a later date.
[6]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $361,000, which represented .09% of the net assets of the fund.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $959,000, which represented .24% of the net assets of the fund.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Rate represents the seven-day yield at 12/31/2024.
[13]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[14]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
145	American Funds Insurance Series

American Funds Global Balanced Fund (continued)

Key to abbreviation(s)
ADR = American Depositary Receipts
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NOK = Norwegian kroner
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
USD = U.S. dollars
UST = U.S. Treasury
ZAR = South African rand

Refer to the notes to financial statements.

American Funds Insurance Series	146

The Bond Fund of America®

Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 94.80%	Principal amount (000)		Value (000)
Mortgage-backed obligations 39.60%
Federal agency mortgage-backed obligations 33.53%
Fannie Mae Pool #AB1068 4.50% 5/1/2025[1]	USD	2	$2
Fannie Mae Pool #256133 4.50% 1/1/2026[1]		2	2
Fannie Mae Pool #AR3058 3.00% 1/1/2028[1]		35	34
Fannie Mae Pool #AS8018 3.00% 9/1/2031[1]		29	28
Fannie Mae Pool #BM4741 3.00% 4/1/2032[1]		14	14
Fannie Mae Pool #FM2499 2.50% 2/1/2035[1]		2,268	2,084
Fannie Mae Pool #913966 6.00% 2/1/2037[1]		31	32
Fannie Mae Pool #945680 6.00% 9/1/2037[1]		343	355
Fannie Mae Pool #924866 6.765% 10/1/2037[1,2]		131	131
Fannie Mae Pool #988588 5.50% 8/1/2038[1]		165	166
Fannie Mae Pool #889982 5.50% 11/1/2038[1]		686	690
Fannie Mae Pool #AB1297 5.00% 8/1/2040[1]		146	146
Fannie Mae Pool #AH8144 5.00% 4/1/2041[1]		743	732
Fannie Mae Pool #AH9479 5.00% 4/1/2041[1]		696	694
Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]		112,839	94,290
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]		696	694
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]		373	372
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]		328	327
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]		201	200
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]		1,322	1,100
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		2,212	1,837
Fannie Mae Pool #AZ3904 4.00% 5/1/2045[1]		39	36
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]		1,698	1,534
Fannie Mae Pool #AL8522 3.50% 5/1/2046[1]		726	656
Fannie Mae Pool #BD1968 4.00% 7/1/2046[1]		749	695
Fannie Mae Pool #BD5477 4.00% 7/1/2046[1]		123	115
Fannie Mae Pool #BM5148 4.00% 10/1/2046[1]		4,582	4,263
Fannie Mae Pool #BE0592 4.00% 11/1/2046[1]		298	274
Fannie Mae Pool #BE8885 4.00% 3/1/2047[1]		737	685
Fannie Mae Pool #MA3058 4.00% 7/1/2047[1]		34	32
Fannie Mae Pool #CA0770 3.50% 11/1/2047[1]		4,003	3,594
Fannie Mae Pool #BJ1515 4.00% 11/1/2047[1]		1,935	1,802
Fannie Mae Pool #CA0706 4.00% 11/1/2047[1]		75	69
Fannie Mae Pool #BM4413 4.50% 12/1/2047[1]		2,209	2,111
Fannie Mae Pool #CA1189 3.50% 2/1/2048[1]		1,161	1,044
Fannie Mae Pool #BJ5749 4.00% 5/1/2048[1]		14	13
Fannie Mae Pool #BF0293 3.00% 7/1/2048[1]		5,656	4,927
Fannie Mae Pool #BF0318 3.50% 8/1/2048[1]		4,285	3,840
Fannie Mae Pool #BM5349 4.00% 9/1/2048[1]		18,737	17,443
Fannie Mae Pool #FM4891 3.50% 10/1/2048[1]		17,399	15,623
Fannie Mae Pool #BM4676 4.00% 10/1/2048[1]		10	9
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]		440	396
Fannie Mae Pool #CA3807 3.00% 7/1/2049[1]		1,186	1,029
Fannie Mae Pool #CA3806 3.00% 7/1/2049[1]		785	685
Fannie Mae Pool #FS5372 3.50% 7/1/2049[1]		2,282	2,049
Fannie Mae Pool #FM1262 4.00% 7/1/2049[1]		18,522	17,168
Fannie Mae Pool #FM0007 3.50% 9/1/2049[1]		13,275	11,919
Fannie Mae Pool #FM1589 3.50% 9/1/2049[1]		3,529	3,168
Fannie Mae Pool #FM1954 3.50% 11/1/2049[1]		5,659	5,081
Fannie Mae Pool #FS5313 3.50% 1/1/2050[1]		26,156	23,485
Fannie Mae Pool #CA5504 2.50% 4/1/2050[1]		11	9
Fannie Mae Pool #CA5968 2.50% 6/1/2050[1]		5,219	4,335
Fannie Mae Pool #CA6168 2.50% 6/1/2050[1]		552	451
Fannie Mae Pool #CA6078 2.50% 6/1/2050[1]		78	64
Fannie Mae Pool #FM5507 3.00% 7/1/2050[1]		15,670	13,636
Fannie Mae Pool #CA6309 3.00% 7/1/2050[1]		5,555	4,845
Fannie Mae Pool #CA6349 3.00% 7/1/2050[1]		1,732	1,491
Fannie Mae Pool #CA6727 2.50% 8/1/2050[1]		4,776	3,908
Fannie Mae Pool #CA6918 2.50% 8/1/2050[1]		989	808
Fannie Mae Pool #FP0058 2.50% 8/1/2050[1]		638	521
Fannie Mae Pool #CA6740 3.00% 8/1/2050[1]		1,012	876

147	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BQ1226 2.00% 9/1/2050[1]	USD	1,687	$1,324
Fannie Mae Pool #BP6715 2.00% 9/1/2050[1]		1	1
Fannie Mae Pool #CA7040 2.50% 9/1/2050[1]		17,676	14,420
Fannie Mae Pool #FM4256 2.50% 9/1/2050[1]		2,747	2,281
Fannie Mae Pool #CA7028 2.50% 9/1/2050[1]		935	777
Fannie Mae Pool #FM7195 2.50% 9/1/2050[1]		435	355
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]		326	280
Fannie Mae Pool #CA7529 2.50% 10/1/2050[1]		935	764
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]		265	220
Fannie Mae Pool #FM4684 2.50% 10/1/2050[1]		199	163
Fannie Mae Pool #FP0034 2.50% 10/1/2050[1]		186	152
Fannie Mae Pool #CA7381 3.00% 10/1/2050[1]		1,551	1,329
Fannie Mae Pool #CA7599 2.50% 11/1/2050[1]		6,317	5,246
Fannie Mae Pool #FM5309 2.50% 11/1/2050[1]		1,170	955
Fannie Mae Pool #BQ7564 2.50% 11/1/2050[1]		667	545
Fannie Mae Pool #CA7743 2.50% 11/1/2050[1]		26	22
Fannie Mae Pool #FM4897 3.00% 11/1/2050[1]		15,915	13,875
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]		1,080	848
Fannie Mae Pool #FM5166 3.00% 12/1/2050[1]		1,065	916
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]		6,773	5,291
Fannie Mae Pool #BR4104 2.00% 1/1/2051[1]		5,137	4,045
Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]		21,885	17,999
Fannie Mae Pool #FS5929 2.50% 1/1/2051[1]		1,596	1,304
Fannie Mae Pool #FS3550 2.50% 1/1/2051[1]		995	813
Fannie Mae Pool #FM6293 3.00% 1/1/2051[1]		67	58
Fannie Mae Pool #BR2666 2.00% 2/1/2051[1]		404	320
Fannie Mae Pool #CA8828 2.50% 2/1/2051[1]		5,267	4,375
Fannie Mae Pool #CA9289 2.50% 2/1/2051[1]		3,610	2,949
Fannie Mae Pool #FM6764 2.50% 3/1/2051[1]		7,591	6,192
Fannie Mae Pool #CA9390 2.50% 3/1/2051[1]		1,782	1,453
Fannie Mae Pool #BQ7729 2.50% 3/1/2051[1]		995	811
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]		29	23
Fannie Mae Pool #BN9135 2.50% 4/1/2051[1]		5,087	4,150
Fannie Mae Pool #FM6871 2.50% 4/1/2051[1]		4,774	3,894
Fannie Mae Pool #BR6309 2.50% 4/1/2051[1]		4,106	3,368
Fannie Mae Pool #MA4306 2.50% 4/1/2051[1]		2,557	2,104
Fannie Mae Pool #FS0030 2.50% 4/1/2051[1]		175	143
Fannie Mae Pool #FM6965 2.50% 4/1/2051[1]		119	97
Fannie Mae Pool #CB0191 3.00% 4/1/2051[1]		3,176	2,722
Fannie Mae Pool #CB0193 3.00% 4/1/2051[1]		391	336
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]		17	14
Fannie Mae Pool #FM7325 2.50% 5/1/2051[1]		1,973	1,620
Fannie Mae Pool #CB0396 2.50% 5/1/2051[1]		1,863	1,519
Fannie Mae Pool #FM7408 2.50% 5/1/2051[1]		603	492
Fannie Mae Pool #BR0999 2.50% 5/1/2051[1]		493	402
Fannie Mae Pool #FM7409 2.50% 5/1/2051[1]		167	136
Fannie Mae Pool #FM7222 2.50% 5/1/2051[1]		34	27
Fannie Mae Pool #FM7304 2.50% 5/1/2051[1]		29	24
Fannie Mae Pool #FM7803 2.00% 6/1/2051[1]		530	420
Fannie Mae Pool #FM7740 2.50% 6/1/2051[1]		48	39
Fannie Mae Pool #FM7909 3.00% 6/1/2051[1]		291	250
Fannie Mae Pool #FM7510 3.00% 6/1/2051[1]		204	175
Fannie Mae Pool #MA4378 2.00% 7/1/2051[1]		80	62
Fannie Mae Pool #CB0988 2.50% 7/1/2051[1]		9,024	7,438
Fannie Mae Pool #BT0849 2.50% 7/1/2051[1]		4,836	3,950
Fannie Mae Pool #FM9530 2.50% 7/1/2051[1]		4,592	3,746
Fannie Mae Pool #FM8315 2.50% 7/1/2051[1]		1,013	832
Fannie Mae Pool #CB1134 2.50% 7/1/2051[1]		951	776
Fannie Mae Pool #BT1288 2.50% 7/1/2051[1]		594	485
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]		459	380
Fannie Mae Pool #CB1066 2.50% 7/1/2051[1]		225	185

American Funds Insurance Series	148

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB1304 3.00% 8/1/2051[1]	USD	1,404	$1,214
Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]		3,216	2,624
Fannie Mae Pool #FM8761 2.50% 9/1/2051[1]		1,991	1,625
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]		1,101	907
Fannie Mae Pool #CB1552 2.50% 9/1/2051[1]		512	421
Fannie Mae Pool #FS4711 2.50% 9/1/2051[1]		450	367
Fannie Mae Pool #BQ7428 2.50% 9/1/2051[1]		320	263
Fannie Mae Pool #BT7263 2.50% 9/1/2051[1]		309	252
Fannie Mae Pool #FM8692 2.50% 9/1/2051[1]		57	47
Fannie Mae Pool #BT6781 2.50% 10/1/2051[1]		388	316
Fannie Mae Pool #FS5125 2.50% 10/1/2051[1]		331	270
Fannie Mae Pool #FS4628 3.00% 10/1/2051[1]		3,260	2,800
Fannie Mae Pool #MA4465 2.00% 11/1/2051[1]		4,566	3,575
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]		136	108
Fannie Mae Pool #CB2092 2.50% 11/1/2051[1]		13,301	10,850
Fannie Mae Pool #FM9481 2.50% 11/1/2051[1]		1,526	1,245
Fannie Mae Pool #CB2088 2.50% 11/1/2051[1]		97	80
Fannie Mae Pool #FM9810 3.00% 11/1/2051[1]		969	836
Fannie Mae Pool #MA4492 2.00% 12/1/2051[1]		838	655
Fannie Mae Pool #FM9846 2.50% 12/1/2051[1]		10,704	8,747
Fannie Mae Pool #FM9672 2.50% 12/1/2051[1]		1,980	1,617
Fannie Mae Pool #BU3058 2.50% 12/1/2051[1]		1,016	829
Fannie Mae Pool #FM9855 2.50% 12/1/2051[1]		988	806
Fannie Mae Pool #FS0145 2.50% 12/1/2051[1]		878	716
Fannie Mae Pool #FM9904 2.50% 12/1/2051[1]		640	523
Fannie Mae Pool #CB2404 2.50% 12/1/2051[1]		344	281
Fannie Mae Pool #CB2787 3.50% 12/1/2051[1]		21	19
Fannie Mae Pool #BQ7006 2.00% 1/1/2052[1]		1,905	1,489
Fannie Mae Pool #CB2644 2.50% 1/1/2052[1]		53,261	43,448
Fannie Mae Pool #CB2555 2.50% 1/1/2052[1]		23,295	19,003
Fannie Mae Pool #FS6479 2.50% 1/1/2052[1]		4,607	3,764
Fannie Mae Pool #FS0392 2.50% 1/1/2052[1]		2,150	1,754
Fannie Mae Pool #FS0235 2.50% 1/1/2052[1]		2,020	1,648
Fannie Mae Pool #FS4203 2.50% 1/1/2052[1]		1,163	949
Fannie Mae Pool #FS5613 2.50% 1/1/2052[1]		353	290
Fannie Mae Pool #FS0370 2.50% 1/1/2052[1]		83	67
Fannie Mae Pool #FS0454 3.00% 1/1/2052[1]		1,022	880
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]		15,599	12,177
Fannie Mae Pool #MA4547 2.00% 2/1/2052[1]		2,571	2,009
Fannie Mae Pool #BV3083 2.00% 2/1/2052[1]		840	656
Fannie Mae Pool #FS1995 2.50% 2/1/2052[1]		2,993	2,441
Fannie Mae Pool #BT1967 2.50% 2/1/2052[1]		1,801	1,481
Fannie Mae Pool #MA4548 2.50% 2/1/2052[1]		918	750
Fannie Mae Pool #FS1080 2.50% 2/1/2052[1]		750	612
Fannie Mae Pool #FS2660 2.50% 2/1/2052[1]		503	411
Fannie Mae Pool #FS1885 2.50% 2/1/2052[1]		454	370
Fannie Mae Pool #FS0834 2.50% 2/1/2052[1]		322	263
Fannie Mae Pool #CB3099 2.50% 2/1/2052[1]		259	213
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]		34,214	29,616
Fannie Mae Pool #BV3101 2.00% 3/1/2052[1]		1,633	1,278
Fannie Mae Pool #MA4562 2.00% 3/1/2052[1]		1,293	1,008
Fannie Mae Pool #FS1742 2.00% 3/1/2052[1]		1,109	868
Fannie Mae Pool #BV4172 2.00% 3/1/2052[1]		886	693
Fannie Mae Pool #CB3031 2.50% 3/1/2052[1]		1,849	1,519
Fannie Mae Pool #FS4433 2.50% 3/1/2052[1]		667	549
Fannie Mae Pool #BV4119 2.50% 3/1/2052[1]		371	303
Fannie Mae Pool #MA4563 2.50% 3/1/2052[1]		37	30
Fannie Mae Pool #FS1598 2.00% 4/1/2052[1]		1,714	1,338
Fannie Mae Pool #MA4577 2.00% 4/1/2052[1]		772	602
Fannie Mae Pool #CB3354 2.50% 4/1/2052[1]		32,998	26,918
Fannie Mae Pool #FS6036 2.50% 4/1/2052[1]		2,047	1,670

149	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BV4656 2.50% 4/1/2052[1]	USD	1,669	$1,369
Fannie Mae Pool #FS1655 4.00% 4/1/2052[1]		283	260
Fannie Mae Pool #FS9189 2.00% 5/1/2052[1]		3,854	3,017
Fannie Mae Pool #FS8650 2.50% 5/1/2052[1]		21,402	17,491
Fannie Mae Pool #BV9644 2.50% 5/1/2052[1]		2,231	1,832
Fannie Mae Pool #MA4598 2.50% 5/1/2052[1]		998	816
Fannie Mae Pool #FS5387 2.50% 5/1/2052[1]		737	601
Fannie Mae Pool #FS6034 2.50% 6/1/2052[1]		161	132
Fannie Mae Pool #MA4623 2.50% 6/1/2052[1]		154	126
Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]		3,609	3,308
Fannie Mae Pool #BW1931 5.00% 6/1/2052[1]		3,095	2,995
Fannie Mae Pool #BT8262 5.00% 6/1/2052[1]		1,390	1,348
Fannie Mae Pool #FS7879 2.50% 7/1/2052[1]		40,565	33,099
Fannie Mae Pool #FS6631 2.50% 7/1/2052[1]		759	623
Fannie Mae Pool #CB4274 2.50% 7/1/2052[1]		448	367
Fannie Mae Pool #FS5493 2.50% 7/1/2052[1]		140	115
Fannie Mae Pool #FS5294 2.50% 7/1/2052[1]		122	99
Fannie Mae Pool #BW0959 5.00% 7/1/2052[1]		2,879	2,791
Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]		579	561
Fannie Mae Pool #FS2805 2.50% 9/1/2052[1]		469	385
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]		267	252
Fannie Mae Pool #BW8497 4.50% 9/1/2052[1]		59	56
Fannie Mae Pool #CB4620 5.00% 9/1/2052[1]		9,037	8,790
Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]		9,353	7,291
Fannie Mae Pool #CB4852 4.50% 10/1/2052[1]		52,626	49,623
Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]		2,541	2,403
Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]		2,615	2,533
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]		2,953	2,923
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]		2,671	2,644
Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]		230	236
Fannie Mae Pool #BX1132 4.50% 11/1/2052[1]		909	857
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]		134	129
Fannie Mae Pool #MA4842 5.50% 12/1/2052[1]		5,193	5,140
Fannie Mae Pool #CB5778 6.00% 12/1/2052[1]		40	40
Fannie Mae Pool #BX5927 4.00% 1/1/2053[1]		274	251
Fannie Mae Pool #FS5520 4.50% 1/1/2053[1]		4,679	4,406
Fannie Mae Pool #FS6769 5.00% 1/1/2053[1]		31,843	30,844
Fannie Mae Pool #FS4435 2.50% 2/1/2053[1]		720	588
Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]		4,767	4,364
Fannie Mae Pool #MA4918 5.00% 2/1/2053[1]		622	602
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]		7,895	7,802
Fannie Mae Pool #BW5268 4.00% 3/1/2053[1]		411	376
Fannie Mae Pool #CB5986 5.00% 3/1/2053[1]		155	150
Fannie Mae Pool #BX7779 5.50% 3/1/2053[1]		4,160	4,127
Fannie Mae Pool #FS4191 5.50% 3/1/2053[1]		448	445
Fannie Mae Pool #BX7949 6.00% 3/1/2053[1]		1,007	1,013
Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]		901	912
Fannie Mae Pool #MA4993 4.00% 4/1/2053[1]		4,483	4,104
Fannie Mae Pool #MA4977 4.50% 4/1/2053[1]		685	645
Fannie Mae Pool #MA4978 5.00% 4/1/2053[1]		16,338	15,781
Fannie Mae Pool #BX9041 5.00% 4/1/2053[1]		94	91
Fannie Mae Pool #BY0130 5.50% 4/1/2053[1]		980	972
Fannie Mae Pool #CB6033 6.00% 4/1/2053[1]		19,451	19,686
Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]		4,866	4,455
Fannie Mae Pool #CB6985 4.00% 5/1/2053[1]		437	400
Fannie Mae Pool #CB6297 4.00% 5/1/2053[1]		32	29
Fannie Mae Pool #BX9827 5.00% 5/1/2053[1]		10,958	10,599
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]		3,011	2,917
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]		2,878	2,783
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]		6,209	6,142
Fannie Mae Pool #BY1592 5.50% 5/1/2053[1]		886	876

American Funds Insurance Series	150

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]	USD	7,651	$7,703
Fannie Mae Pool #CB6471 4.50% 6/1/2053[1]		2,946	2,775
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]		7,064	6,990
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]		6,686	6,607
Fannie Mae Pool #BY3612 5.50% 6/1/2053[1]		313	310
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]		4,098	4,124
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]		2,523	2,554
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]		1,907	1,930
Fannie Mae Pool #FS7823 2.00% 7/1/2053[1]		6,248	4,884
Fannie Mae Pool #FS9167 2.50% 7/1/2053[1]		3,758	3,066
Fannie Mae Pool #FS6037 2.50% 7/1/2053[1]		156	128
Fannie Mae Pool #CB6626 4.00% 7/1/2053[1]		76	70
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]		20,581	19,383
Fannie Mae Pool #BY4459 5.00% 7/1/2053[1]		655	635
Fannie Mae Pool #BU4112 5.00% 7/1/2053[1]		94	91
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]		3,566	3,526
Fannie Mae Pool #CB6768 6.50% 7/1/2053[1]		8,510	8,732
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]		24,661	24,363
Fannie Mae Pool #FS6666 5.50% 8/1/2053[1]		13,509	13,362
Fannie Mae Pool #CB7108 5.50% 9/1/2053[1]		6,644	6,570
Fannie Mae Pool #CB7104 5.50% 9/1/2053[1]		556	553
Fannie Mae Pool #MA5139 6.00% 9/1/2053[1]		5,337	5,367
Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]		16,963	17,360
Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]		7,818	7,156
Fannie Mae Pool #CB7332 5.50% 10/1/2053[1]		12,240	12,103
Fannie Mae Pool #CB7331 5.50% 10/1/2053[1]		6,752	6,681
Fannie Mae Pool #CB7725 6.00% 10/1/2053[1]		9,312	9,362
Fannie Mae Pool #DA1557 6.00% 10/1/2053[1]		160	160
Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]		98,228	95,022
Fannie Mae Pool #CB7426 6.50% 11/1/2053[1]		2,325	2,386
Fannie Mae Pool #FS6509 7.00% 11/1/2053[1]		3,789	3,931
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]		2,008	1,983
Fannie Mae Pool #CB7626 6.50% 12/1/2053[1]		877	902
Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]		5,843	5,997
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]		1,469	1,504
Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]		3,089	2,910
Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]		2,730	2,696
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]		1,857	1,834
Fannie Mae Pool #FS7031 6.00% 2/1/2054[1]		7,488	7,578
Fannie Mae Pool #FS7503 6.00% 2/1/2054[1]		5,635	5,666
Fannie Mae Pool #CB8422 6.00% 2/1/2054[1]		1,957	1,968
Fannie Mae Pool #DA7831 6.00% 2/1/2054[1]		1,881	1,891
Fannie Mae Pool #BY8083 4.00% 3/1/2054[1]		25	23
Fannie Mae Pool #FS9508 4.50% 3/1/2054[1]		21,840	20,564
Fannie Mae Pool #CB8151 5.50% 3/1/2054[1]		19,686	19,453
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]		1,688	1,667
Fannie Mae Pool #FS7507 6.00% 3/1/2054[1]		5,422	5,495
Fannie Mae Pool #CB8168 6.00% 3/1/2054[1]		3,620	3,648
Fannie Mae Pool #MA5295 6.00% 3/1/2054[1]		1,889	1,899
Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]		5,000	5,140
Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]		5,218	5,183
Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]		5,743	5,823
Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]		59,582	60,857
Fannie Mae Pool #FS7810 7.00% 4/1/2054[1]		7,097	7,365
Fannie Mae Pool #DB5160 5.50% 5/1/2054[1]		618	611
Fannie Mae Pool #MA5354 6.00% 5/1/2054[1]		415	418
Fannie Mae Pool #DB2495 6.00% 5/1/2054[1]		264	265
Fannie Mae Pool #MA5355 6.50% 5/1/2054[1]		15,444	15,778
Fannie Mae Pool #CB8751 4.50% 6/1/2054[1]		437	411
Fannie Mae Pool #FS8131 5.50% 6/1/2054[1]		1,945	1,930
Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]		19,738	20,009

151	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]	USD	4,730		$4,754
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]		1,308		1,323
Fannie Mae Pool #DB5030 6.00% 6/1/2054[1]		1,205		1,213
Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]		11,639		11,998
Fannie Mae Pool #MA5417 4.00% 7/1/2054[1]		230		210
Fannie Mae Pool #CB8842 5.50% 7/1/2054[1]		7,224		7,156
Fannie Mae Pool #FS8467 5.50% 7/1/2054[1]		1,561		1,548
Fannie Mae Pool #CB8838 5.50% 7/1/2054[1]		1,432		1,422
Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]		30,989		31,187
Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]		5,441		5,508
Fannie Mae Pool #CB8855 6.00% 7/1/2054[1]		5,251		5,323
Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]		2,718		2,749
Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]		2,593		2,609
Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]		2,297		2,326
Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]		2,235		2,262
Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]		1,360		1,367
Fannie Mae Pool #DB7685 6.00% 7/1/2054[1]		1,327		1,335
Fannie Mae Pool #DB5214 6.00% 7/1/2054[1]		732		736
Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]		17,870		18,466
Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]		5,158		5,289
Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]		2,938		3,023
Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]		175		179
Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]		44,243		40,487
Fannie Mae Pool #DB7783 5.50% 8/1/2054[1]		142		140
Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]		46,220		46,516
Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]		1,357		1,365
Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]		1,199		1,205
Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]		234		236
Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]		119		120
Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]		98		99
Fannie Mae Pool #FS8934 6.50% 8/1/2054[1]		9,843		10,114
Fannie Mae Pool #FS8783 6.50% 8/1/2054[1]		2,464		2,532
Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]		2,241		2,302
Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]		488		499
Fannie Mae Pool #FS9001 5.50% 9/1/2054[1]		1,769		1,756
Fannie Mae Pool #FS9025 5.50% 9/1/2054[1]		1,300		1,288
Fannie Mae Pool #CB9215 6.00% 9/1/2054[1]		2,909		2,955
Fannie Mae Pool #DC2270 6.00% 9/1/2054[1]		83		83
Fannie Mae Pool #MA5496 5.00% 10/1/2054[1]		20,087		19,399
Fannie Mae Pool #MA5498 6.00% 10/1/2054[1]		967		972
Fannie Mae Pool #MA5529 4.50% 11/1/2054[1]		7,115		6,696
Fannie Mae Pool #MA5532 6.00% 11/1/2054[1]		3,787		3,806
Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]		19,449		17,798
Fannie Mae Pool #DC7042 4.50% 12/1/2054[1]		266		251
Fannie Mae Pool #CB9675 6.00% 12/1/2054[1]		4,246		4,306
Fannie Mae Pool #BU5233 6.00% 12/1/2054[1]		1,461		1,478
Fannie Mae Pool #BU5259 6.50% 12/1/2054[1]		574		588
Fannie Mae Pool #BF0145 3.50% 3/1/2057[1]		10,149		8,933
Fannie Mae Pool #BF0264 3.50% 5/1/2058[1]		7,501		6,629
Fannie Mae Pool #BF0332 3.00% 1/1/2059[1]		16,162		13,595
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]		18,824		15,719
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]		1,079		1,017
Fannie Mae Pool #BF0784 3.50% 12/1/2063[1]		4,906		4,267
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,2]		—	[3]	—	[3]
Fannie Mae, Series 2001-50, Class BA, 7.00% 10/25/2041[1]		4		4
Fannie Mae, Series 2002-W3, Class A5, 7.50% 11/25/2041[1]		15		15
Fannie Mae, Series 2002-W1, Class 2A, 4.534% 2/25/2042[1,2]		16		16
Freddie Mac Pool #ZS8507 3.00% 11/1/2028[1]		59		57
Freddie Mac Pool #ZK7590 3.00% 1/1/2029[1]		1,134		1,108
Freddie Mac Pool #A15120 5.50% 10/1/2033[1]		41		41
Freddie Mac Pool #QN1073 3.00% 12/1/2034[1]		32		30

American Funds Insurance Series	152

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #G05196 5.50% 10/1/2038[1]	USD	40	$40
Freddie Mac Pool #G05267 5.50% 12/1/2038[1]		30	30
Freddie Mac Pool #G06020 5.50% 12/1/2039[1]		56	56
Freddie Mac Pool #G05860 5.50% 2/1/2040[1]		198	199
Freddie Mac Pool #RB5071 2.00% 9/1/2040[1]		1,896	1,585
Freddie Mac Pool #A93948 4.50% 9/1/2040[1]		135	131
Freddie Mac Pool #SC0149 2.00% 3/1/2041[1]		5,674	4,742
Freddie Mac Pool #G06868 4.50% 4/1/2041[1]		143	139
Freddie Mac Pool #RB0544 2.00% 6/1/2041[1]		9,895	8,268
Freddie Mac Pool #G06841 5.50% 6/1/2041[1]		323	325
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]		2,219	1,846
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]		2,193	1,820
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]		4,708	3,902
Freddie Mac Pool #Z40130 3.00% 1/1/2046[1]		16,495	14,403
Freddie Mac Pool #RA6996 2.50% 3/1/2047[1]		58	48
Freddie Mac Pool #ZT2100 3.00% 4/1/2047[1]		93	81
Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]		838	775
Freddie Mac Pool #G08789 4.00% 11/1/2047[1]		512	477
Freddie Mac Pool #G61733 3.00% 12/1/2047[1]		4,220	3,674
Freddie Mac Pool #G67709 3.50% 3/1/2048[1]		10,982	9,893
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]		806	748
Freddie Mac Pool #G61628 3.50% 9/1/2048[1]		250	225
Freddie Mac Pool #Q58494 4.00% 9/1/2048[1]		978	908
Freddie Mac Pool #ZN4842 3.50% 4/1/2049[1]		572	514
Freddie Mac Pool #RA1369 3.50% 9/1/2049[1]		1,640	1,472
Freddie Mac Pool #SD7508 3.50% 10/1/2049[1]		8,950	8,035
Freddie Mac Pool #QA4673 3.00% 11/1/2049[1]		24,454	21,242
Freddie Mac Pool #QB1368 2.50% 7/1/2050[1]		4,885	4,057
Freddie Mac Pool #RA3055 2.50% 7/1/2050[1]		28	23
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]		343	296
Freddie Mac Pool #RA3515 2.50% 9/1/2050[1]		1,866	1,533
Freddie Mac Pool #RA3506 3.00% 9/1/2050[1]		1,843	1,585
Freddie Mac Pool #SD7525 2.50% 10/1/2050[1]		5,746	4,794
Freddie Mac Pool #QB4847 2.50% 10/1/2050[1]		1,216	993
Freddie Mac Pool #QB5799 2.50% 11/1/2050[1]		61	50
Freddie Mac Pool #QB5838 2.50% 11/1/2050[1]		25	21
Freddie Mac Pool #RA4206 2.50% 12/1/2050[1]		1,980	1,619
Freddie Mac Pool #QB8605 2.00% 2/1/2051[1]		439	348
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]		101	79
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]		73,500	57,424
Freddie Mac Pool #QB9901 2.50% 3/1/2051[1]		2,355	1,921
Freddie Mac Pool #QC0416 2.50% 4/1/2051[1]		232	189
Freddie Mac Pool #SI2108 2.50% 4/1/2051[1]		164	134
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]		1,297	1,026
Freddie Mac Pool #RA5267 3.00% 5/1/2051[1]		1,146	983
Freddie Mac Pool #QC2817 2.50% 6/1/2051[1]		2,480	2,050
Freddie Mac Pool #QC3428 2.50% 6/1/2051[1]		787	642
Freddie Mac Pool #SD3095 2.50% 7/1/2051[1]		2,021	1,648
Freddie Mac Pool #SD0926 2.50% 7/1/2051[1]		571	468
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]		6,049	5,241
Freddie Mac Pool #SD8160 2.00% 8/1/2051[1]		806	631
Freddie Mac Pool #RA5836 2.50% 9/1/2051[1]		10,452	8,614
Freddie Mac Pool #SD2963 2.50% 9/1/2051[1]		7,856	6,406
Freddie Mac Pool #SD5485 2.50% 9/1/2051[1]		1,918	1,564
Freddie Mac Pool #RA5759 2.50% 9/1/2051[1]		908	741
Freddie Mac Pool #RA5767 2.50% 9/1/2051[1]		475	387
Freddie Mac Pool #QC6761 2.50% 9/1/2051[1]		54	44
Freddie Mac Pool #RA5901 3.00% 9/1/2051[1]		1,074	923
Freddie Mac Pool #SD1345 2.50% 10/1/2051[1]		1,983	1,617
Freddie Mac Pool #RA6107 2.50% 10/1/2051[1]		888	724
Freddie Mac Pool #RA6136 2.50% 10/1/2051[1]		396	323

153	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA5995 2.50% 10/1/2051[1]	USD	95	$77
Freddie Mac Pool #QC8778 2.50% 10/1/2051[1]		94	76
Freddie Mac Pool #RA6017 2.50% 10/1/2051[1]		48	39
Freddie Mac Pool #SD2880 3.00% 10/1/2051[1]		6,636	5,696
Freddie Mac Pool #SD0734 3.00% 10/1/2051[1]		1,890	1,631
Freddie Mac Pool #QD1841 2.00% 11/1/2051[1]		2,409	1,884
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]		1,434	1,185
Freddie Mac Pool #RA6231 2.50% 11/1/2051[1]		907	740
Freddie Mac Pool #SD0759 2.50% 11/1/2051[1]		154	126
Freddie Mac Pool #RA6411 2.50% 11/1/2051[1]		24	19
Freddie Mac Pool #RA6347 3.00% 11/1/2051[1]		1,242	1,067
Freddie Mac Pool #SD8182 2.00% 12/1/2051[1]		836	654
Freddie Mac Pool #RA6433 2.50% 12/1/2051[1]		2,746	2,240
Freddie Mac Pool #QD2075 2.50% 12/1/2051[1]		1,992	1,625
Freddie Mac Pool #SD3729 2.50% 12/1/2051[1]		1,136	932
Freddie Mac Pool #QD2923 2.50% 12/1/2051[1]		199	162
Freddie Mac Pool #QD3226 2.50% 12/1/2051[1]		153	125
Freddie Mac Pool #QD3310 3.00% 12/1/2051[1]		19	16
Freddie Mac Pool #SD0853 2.50% 1/1/2052[1]		8,229	6,710
Freddie Mac Pool #SD2629 2.50% 1/1/2052[1]		4,267	3,480
Freddie Mac Pool #SD0855 2.50% 1/1/2052[1]		2,727	2,242
Freddie Mac Pool #QD5254 2.50% 1/1/2052[1]		505	415
Freddie Mac Pool #RA6634 2.50% 1/1/2052[1]		492	404
Freddie Mac Pool #QD6127 2.50% 1/1/2052[1]		391	319
Freddie Mac Pool #SD0854 2.50% 1/1/2052[1]		377	308
Freddie Mac Pool #QD5201 2.50% 1/1/2052[1]		218	178
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]		4,120	3,554
Freddie Mac Pool #RA6114 2.00% 2/1/2052[1]		1,711	1,335
Freddie Mac Pool #SD8193 2.00% 2/1/2052[1]		853	666
Freddie Mac Pool #SD0847 2.50% 2/1/2052[1]		2,000	1,631
Freddie Mac Pool #QD7187 2.50% 2/1/2052[1]		994	818
Freddie Mac Pool #SI2095 2.50% 2/1/2052[1]		418	342
Freddie Mac Pool #SD8194 2.50% 2/1/2052[1]		239	195
Freddie Mac Pool #QD7360 2.50% 2/1/2052[1]		174	143
Freddie Mac Pool #SD0902 2.50% 2/1/2052[1]		91	74
Freddie Mac Pool #QD7312 2.50% 2/1/2052[1]		65	53
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]		644	574
Freddie Mac Pool #SD5343 2.00% 3/1/2052[1]		2,388	1,865
Freddie Mac Pool #SD8199 2.00% 3/1/2052[1]		1,869	1,460
Freddie Mac Pool #QD8010 2.00% 3/1/2052[1]		965	754
Freddie Mac Pool #QD8103 2.00% 3/1/2052[1]		874	682
Freddie Mac Pool #QD8820 2.00% 3/1/2052[1]		176	138
Freddie Mac Pool #SD8200 2.50% 3/1/2052[1]		839	686
Freddie Mac Pool #SD3226 2.50% 3/1/2052[1]		784	643
Freddie Mac Pool #QE0888 2.50% 3/1/2052[1]		761	625
Freddie Mac Pool #SD2964 2.50% 3/1/2052[1]		325	265
Freddie Mac Pool #QE0957 2.50% 3/1/2052[1]		71	58
Freddie Mac Pool #SD8204 2.00% 4/1/2052[1]		1,305	1,018
Freddie Mac Pool #QE1005 2.50% 4/1/2052[1]		3,413	2,803
Freddie Mac Pool #SD3478 2.50% 4/1/2052[1]		1,763	1,437
Freddie Mac Pool #QE0521 2.50% 4/1/2052[1]		592	483
Freddie Mac Pool #QE5290 2.50% 4/1/2052[1]		500	408
Freddie Mac Pool #QE1102 2.50% 4/1/2052[1]		231	189
Freddie Mac Pool #QE0322 2.50% 4/1/2052[1]		128	105
Freddie Mac Pool #SD1658 2.50% 4/1/2052[1]		124	102
Freddie Mac Pool #SD8212 2.50% 5/1/2052[1]		1,740	1,421
Freddie Mac Pool #RA7139 2.50% 5/1/2052[1]		397	324
Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]		74,260	63,191
Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]		3,757	3,198
Freddie Mac Pool #QE4084 6.50% 6/1/2052[1]		217	224
Freddie Mac Pool #SD5368 2.50% 7/1/2052[1]		38,614	31,485

American Funds Insurance Series	154

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD3416 2.50% 7/1/2052[1]	USD	905	$738
Freddie Mac Pool #SD3632 2.50% 7/1/2052[1]		489	400
Freddie Mac Pool #SD2600 2.50% 7/1/2052[1]		194	158
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]		4,461	3,800
Freddie Mac Pool #QE5698 5.00% 7/1/2052[1]		2,065	2,001
Freddie Mac Pool #SD1408 2.50% 8/1/2052[1]		199	164
Freddie Mac Pool #SD7556 3.00% 8/1/2052[1]		586	504
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]		73	68
Freddie Mac Pool #SD1581 2.50% 9/1/2052[1]		2,882	2,353
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]		4,161	3,542
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]		336	317
Freddie Mac Pool #QF1205 4.50% 9/1/2052[1]		288	272
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]		83	79
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]		49	47
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]		33	31
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]		6,124	6,090
Freddie Mac Pool #SD1896 4.00% 11/1/2052[1]		17,161	16,002
Freddie Mac Pool #SD1894 4.00% 11/1/2052[1]		5,910	5,508
Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]		22,885	21,565
Freddie Mac Pool #QF2692 5.00% 11/1/2052[1]		3,517	3,409
Freddie Mac Pool #QF2926 5.00% 11/1/2052[1]		3,489	3,379
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]		2,127	2,104
Freddie Mac Pool #QF2862 6.50% 11/1/2052[1]		61	63
Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]		43	44
Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]		1,068	908
Freddie Mac Pool #SD2065 4.00% 12/1/2052[1]		1,034	947
Freddie Mac Pool #RA8200 4.00% 12/1/2052[1]		642	588
Freddie Mac Pool #QF5671 4.50% 12/1/2052[1]		11,942	11,244
Freddie Mac Pool #RA8309 6.00% 12/1/2052[1]		1,269	1,284
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]		202	195
Freddie Mac Pool #RA8423 6.00% 1/1/2053[1]		3,294	3,334
Freddie Mac Pool #SD8298 4.50% 2/1/2053[1]		15,594	14,706
Freddie Mac Pool #SD8299 5.00% 2/1/2053[1]		2,313	2,240
Freddie Mac Pool #SD2462 5.50% 2/1/2053[1]		44,091	43,655
Freddie Mac Pool #RA8544 5.50% 2/1/2053[1]		24,427	24,173
Freddie Mac Pool #QF7144 5.50% 2/1/2053[1]		4,696	4,644
Freddie Mac Pool #QF8083 6.00% 2/1/2053[1]		13,961	14,054
Freddie Mac Pool #QF9463 4.00% 3/1/2053[1]		2,719	2,488
Freddie Mac Pool #SD2610 4.00% 3/1/2053[1]		1,760	1,611
Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]		79	73
Freddie Mac Pool #RA8720 4.00% 4/1/2053[1]		2,993	2,740
Freddie Mac Pool #SD8314 4.50% 4/1/2053[1]		201	190
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]		4,749	4,600
Freddie Mac Pool #QG1268 5.00% 4/1/2053[1]		652	631
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]		566	548
Freddie Mac Pool #QG1023 5.50% 4/1/2053[1]		4,316	4,271
Freddie Mac Pool #QG2977 4.00% 5/1/2053[1]		195	179
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]		34	32
Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]		13,436	12,989
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]		8,511	8,415
Freddie Mac Pool #QG3365 5.50% 5/1/2053[1]		3,992	3,968
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]		2,500	2,473
Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]		14,712	14,917
Freddie Mac Pool #QG5002 4.00% 6/1/2053[1]		583	534
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]		13,066	12,641
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]		20,348	20,112
Freddie Mac Pool #SD3177 6.00% 6/1/2053[1]		6,702	6,795
Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]		3,049	3,070
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]		715	736
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]		629	645
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]		591	611

155	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]	USD	577	$596
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]		417	431
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]		313	323
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]		224	229
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]		163	171
Freddie Mac Pool #QG7153 4.00% 7/1/2053[1]		5,204	4,768
Freddie Mac Pool #QG6067 4.00% 7/1/2053[1]		546	500
Freddie Mac Pool #QG7958 4.00% 7/1/2053[1]		66	61
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]		265	256
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]		20,184	19,958
Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]		7,703	7,620
Freddie Mac Pool #QG7411 5.50% 7/1/2053[1]		588	582
Freddie Mac Pool #RA9474 6.00% 7/1/2053[1]		8,682	8,794
Freddie Mac Pool #SD3434 6.00% 7/1/2053[1]		3,150	3,190
Freddie Mac Pool #QG8958 4.00% 8/1/2053[1]		485	444
Freddie Mac Pool #QG9629 4.00% 8/1/2053[1]		400	366
Freddie Mac Pool #SD4999 5.00% 8/1/2053[1]		7,722	7,464
Freddie Mac Pool #QG9084 5.50% 8/1/2053[1]		2,410	2,383
Freddie Mac Pool #QG9008 5.50% 8/1/2053[1]		2,188	2,165
Freddie Mac Pool #QG9628 5.50% 8/1/2053[1]		2,166	2,141
Freddie Mac Pool #QG9141 5.50% 8/1/2053[1]		1,645	1,628
Freddie Mac Pool #SD3639 6.00% 8/1/2053[1]		4,725	4,757
Freddie Mac Pool #QH0474 6.00% 9/1/2053[1]		22,787	22,922
Freddie Mac Pool #QH0851 6.00% 9/1/2053[1]		15,138	15,220
Freddie Mac Pool #QH1296 6.00% 9/1/2053[1]		13,983	14,064
Freddie Mac Pool #QH1059 6.00% 9/1/2053[1]		11,504	11,581
Freddie Mac Pool #SD8363 6.00% 9/1/2053[1]		6,661	6,700
Freddie Mac Pool #SD3916 6.00% 9/1/2053[1]		1,478	1,494
Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]		1,125	1,140
Freddie Mac Pool #SD3825 6.50% 9/1/2053[1,4]		213,777	218,743
Freddie Mac Pool #SD4997 5.00% 10/1/2053[1]		829	802
Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]		18,779	18,883
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]		4,111	4,198
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]		624	603
Freddie Mac Pool #SD4571 5.50% 11/1/2053[1]		18,858	18,649
Freddie Mac Pool #SD8373 6.00% 11/1/2053[1]		2,332	2,345
Freddie Mac Pool #SD4318 6.50% 11/1/2053[1]		13,817	14,153
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]		1,869	1,920
Freddie Mac Pool #RJ0440 6.00% 12/1/2053[1]		5,523	5,558
Freddie Mac Pool #QH5936 6.00% 12/1/2053[1]		3,055	3,092
Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]		20,825	21,611
Freddie Mac Pool #SD8396 6.00% 1/1/2054[1]		5,108	5,136
Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]		710	727
Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]		41,810	43,391
Freddie Mac Pool #SD5910 4.00% 2/1/2054[1]		189	173
Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]		802	792
Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]		12,043	12,107
Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]		4,838	4,863
Freddie Mac Pool #SD4897 6.00% 2/1/2054[1]		3,919	3,944
Freddie Mac Pool #SD8402 6.00% 2/1/2054[1]		230	231
Freddie Mac Pool #SD4966 6.50% 2/1/2054[1]		5,293	5,449
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]		430	425
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]		2,611	2,593
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]		1,954	1,931
Freddie Mac Pool #RJ1435 6.00% 4/1/2054[1]		9,089	9,199
Freddie Mac Pool #SD5303 6.00% 4/1/2054[1]		5,531	5,593
Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]		4,240	4,286
Freddie Mac Pool #RJ1346 6.00% 4/1/2054[1]		2,153	2,179
Freddie Mac Pool #SD8421 6.00% 4/1/2054[1]		178	179
Freddie Mac Pool #SD5316 6.00% 4/1/2054[1]		25	25
Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]		6,699	6,887

American Funds Insurance Series	156

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QI5786 4.00% 5/1/2054[1]	USD	732	$670
Freddie Mac Pool #SD8430 5.00% 5/1/2054[1]		2,043	1,973
Freddie Mac Pool #RJ1417 5.50% 5/1/2054[1]		39,437	39,160
Freddie Mac Pool #RJ1512 5.50% 5/1/2054[1]		4,832	4,799
Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]		17,403	17,496
Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]		6,946	7,155
Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]		4,359	3,989
Freddie Mac Pool #RJ1857 5.50% 6/1/2054[1]		2,813	2,786
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[1]		1,007	999
Freddie Mac Pool #RJ1859 6.00% 6/1/2054[1]		26,375	26,678
Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]		21,224	21,338
Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]		6,203	6,394
Freddie Mac Pool #SD8440 6.50% 6/1/2054[1]		1,213	1,238
Freddie Mac Pool #SD8466 4.00% 7/1/2054[1]		1,997	1,827
Freddie Mac Pool #RJ1960 5.50% 7/1/2054[1]		2,316	2,298
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[1]		1,855	1,833
Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]		25,054	25,214
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]		13,744	13,973
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]		8,211	8,306
Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]		3,270	3,296
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]		2,785	2,817
Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]		2,345	2,371
Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]		253	256
Freddie Mac Pool #QI9151 6.50% 7/1/2054[1]		2,639	2,708
Freddie Mac Pool #RJ2193 5.00% 8/1/2054[1]		2,090	2,023
Freddie Mac Pool #RJ2241 5.00% 8/1/2054[1]		1,510	1,465
Freddie Mac Pool #RJ2195 5.00% 8/1/2054[1]		1,363	1,318
Freddie Mac Pool #SD8453 5.50% 8/1/2054[1]		3	3
Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]		12,327	12,391
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]		5,411	5,444
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]		3,099	3,149
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]		2,646	2,667
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]		2,124	2,155
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]		2,034	2,056
Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]		145	147
Freddie Mac Pool #QJ1440 6.00% 8/1/2054[1]		77	78
Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]		26,093	26,657
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]		13,792	14,251
Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]		12,640	13,060
Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]		5,167	5,316
Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]		3,464	3,564
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]		2,025	2,078
Freddie Mac Pool #RJ2223 6.50% 8/1/2054[1]		1,936	1,995
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]		1,248	1,277
Freddie Mac Pool #SD8463 6.00% 9/1/2054[1]		10,950	11,024
Freddie Mac Pool #SD6578 6.00% 9/1/2054[1]		4,658	4,697
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]		497	502
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]		278	283
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]		257	260
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]		234	237
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]		159	160
Freddie Mac Pool #QJ3982 6.00% 9/1/2054[1]		48	49
Freddie Mac Pool #QJ3945 6.00% 9/1/2054[1]		33	33
Freddie Mac Pool #SD8464 6.50% 9/1/2054[1]		13,876	14,175
Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]		11,182	11,554
Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]		4,463	4,592
Freddie Mac Pool #SD6288 6.50% 9/1/2054[1]		2,996	3,080
Freddie Mac Pool #SD6271 6.50% 9/1/2054[1]		2,742	2,821
Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]		2,368	2,427
Freddie Mac Pool #QJ4693 6.50% 9/1/2054[1]		1,050	1,077
Freddie Mac Pool #SD6883 6.00% 10/1/2054[1]		412	418

157	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #QJ5971 6.00% 10/1/2054[1]	USD	178	$180
Freddie Mac Pool #QJ5733 6.00% 10/1/2054[1]		46	46
Freddie Mac Pool #SD6733 6.50% 10/1/2054[1]		5,948	6,088
Freddie Mac Pool #SD8471 6.50% 10/1/2054[1]		235	240
Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]		26,601	25,032
Freddie Mac Pool #RJ2851 4.50% 11/1/2054[1]		5,030	4,733
Freddie Mac Pool #RJ2860 5.00% 11/1/2054[1]		7,541	7,283
Freddie Mac Pool #SD8474 5.00% 11/1/2054[1]		246	238
Freddie Mac Pool #RJ2917 5.50% 11/1/2054[1]		11,723	11,586
Freddie Mac Pool #RJ2922 6.00% 11/1/2054[1]		3,425	3,444
Freddie Mac Pool #SD8487 4.00% 12/1/2054[1]		8,915	8,156
Freddie Mac Pool #RJ3017 5.00% 12/1/2054[1]		7,133	6,889
Freddie Mac Pool #RJ3163 5.00% 12/1/2054[1]		6	6
Freddie Mac Pool #SD8493 5.50% 12/1/2054[1]		12,449	12,292
Freddie Mac Pool #RJ3082 5.50% 12/1/2054[1]		2,836	2,809
Freddie Mac Pool #QX0376 5.50% 12/1/2054[1]		14	14
Freddie Mac Pool #SD8486 6.50% 1/1/2055[1]		13	13
Freddie Mac, Series 3061, Class PN, 5.50% 11/15/2035[1]		40	41
Freddie Mac, Series 3318, Class JT, 5.50% 5/15/2037[1]		102	105
Freddie Mac, Series K156, Class A2, Multi Family, 4.43% 2/25/2033[1,2]		3,461	3,356
Freddie Mac, Series 3146, Class PO, principal only, 0% 4/15/2036[1]		89	76
Freddie Mac, Series 3156, Class PO, principal only, 0% 5/15/2036[1]		84	71
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]		6,182	5,898
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]		1,487	1,403
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]		8,301	7,850
Government National Mortgage Assn. 2.00% 1/1/2055[1,5]		6,176	4,941
Government National Mortgage Assn. 3.00% 1/1/2055[1,5]		225	195
Government National Mortgage Assn. 5.00% 1/1/2055[1,5]		135	131
Government National Mortgage Assn. 5.50% 1/1/2055[1,5]		55,604	55,153
Government National Mortgage Assn. Pool #MA5817 4.00% 3/20/2049[1]		9,807	9,140
Government National Mortgage Assn. Pool #MA6042 5.00% 7/20/2049[1]		27	26
Government National Mortgage Assn. Pool #MA6221 4.50% 10/20/2049[1]		4,065	3,889
Government National Mortgage Assn. Pool #MA6600 3.50% 4/20/2050[1]		9,070	8,176
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]		2,010	1,613
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]		3,489	2,798
Government National Mortgage Assn. Pool #785607 2.50% 8/20/2051[1]		8,030	6,596
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]		2,977	2,438
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]		2,918	2,397
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[1]		4,627	3,798
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]		4,234	3,540
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]		3,517	2,895
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]		183	159
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[1]		4,917	4,400
Government National Mortgage Assn. Pool #MA8148 3.00% 7/20/2052[1]		5,116	4,446
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[1]		4,201	3,759
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]		22,501	20,133
Government National Mortgage Assn. Pool #MA8267 4.00% 9/20/2052[1]		7,996	7,377
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]		5,635	5,196
Government National Mortgage Assn. Pool #MA8799 4.50% 4/20/2053[1]		3,572	3,382
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]		12,497	11,828
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]		3,266	3,175
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]		8,015	7,586
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]		13,117	12,414
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]		1,785	1,646
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]		21,348	20,195
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]		1,487	1,086
Uniform Mortgage-Backed Security 2.00% 1/1/2040[1,5]		5,845	5,162
Uniform Mortgage-Backed Security 2.50% 1/1/2040[1,5]		5,188	4,712

American Funds Insurance Series	158

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,5]	USD	5,873	$4,571
Uniform Mortgage-Backed Security 2.50% 1/1/2055[1,5]		37,981	30,939
Uniform Mortgage-Backed Security 3.00% 1/1/2055[1,5]		3,720	3,160
Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,5]		106,963	94,617
Uniform Mortgage-Backed Security 4.50% 1/1/2055[1,5]		540	508
Uniform Mortgage-Backed Security 5.00% 1/1/2055[1,5]		1	1
Uniform Mortgage-Backed Security 6.00% 1/1/2055[1,5]		16,469	16,548
Uniform Mortgage-Backed Security 4.50% 2/1/2055[1,5]		664	624
			3,744,665

Collateralized mortgage-backed obligations (privately originated) 3.30%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 10/25/2048[1,2,6]		1,986	1,736
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 3/25/2055[1,6]		79	75
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026)[1,6,7]		4,568	4,326
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028)[1,6,7]		15,371	14,689
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 5/25/2059[1,2,6]		651	603
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059[1,2,6]		300	293
BRAVO Residential Funding Trust, Series 2022-RPL1, Class A1, 2.75% 9/25/2061[1,6]		2,097	1,896
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033[1,2,6]		249	247
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[1,2,6]		2,985	2,944
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054[1,2,6]		14,793	14,359
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,2,6]		5,549	5,161
Citigroup Mortgage Loan Trust, Series 2020-EXP1, Class A1A, 1.804% 5/25/2060[1,2,6]		147	135
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,2,6]		1,178	1,035
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M1, (30-day Average USD-SOFR + 2.75%) 7.319% 5/25/2042[1,2,6]		208	214
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.969% 12/25/2042[1,2,6]		515	530
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 5/25/2043[1,2,6]		2,627	2,688
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[1,2,6]		1,654	1,671
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[1,2,6]		881	885
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.619% 1/25/2044[1,2,6]		4,253	4,259
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 1/25/2044[1,2,6]		507	513
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 2/25/2044[1,2,6]		456	456
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 2/25/2044[1,2,6]		1,053	1,064
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.669% 5/25/2044[1,2,6]		3,645	3,647
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.619% 9/25/2044[1,2,6]		1,684	1,687
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 6.169% 9/25/2044[1,2,6]		1,584	1,594
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 8/15/2037[1,6]		801	781
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 3/25/2069[1,6]		1,789	1,997
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 6/25/2069[1,6]		2,282	2,526
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 9/25/2051[1,2,6]		1,758	1,405
Flagstar Mortgage Trust, Series 2021-11INV, Class A4, 2.50% 11/25/2051[1,2,6]		1,945	1,555
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1A, (30-day Average USD-SOFR + 2.00%) 6.569% 4/25/2042[1,2,6]		860	871
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA4, Class M1A, (30-day Average USD-SOFR + 2.20%) 6.769% 5/25/2042[1,2,6]		42	42

159	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.519% 6/25/2042[1,2,6]	USD	161	$166
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.719% 9/25/2042[1,2,6]		288	291
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1B, (30-day Average USD-SOFR + 3.70%) 8.269% 9/25/2042[1,2,6]		1,519	1,606
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class M1, (30-day Average USD-SOFR + 1.35%) 5.919% 2/25/2044[1,2,6]		4,207	4,216
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class M1, (30-day Average USD-SOFR + 1.20%) 5.769% 5/25/2044[1,2,6]		15,104	15,163
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M1, (30-day Average USD-SOFR + 1.00%) 5.569% 10/25/2044[1,2,6]		6,373	6,376
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class M2, (30-day Average USD-SOFR + 1.45%) 6.019% 10/25/2044[1,2,6]		1,648	1,656
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA2, Class M2, (30-day Average USD-SOFR + 1.964%) 6.533% 2/25/2050[1,2,6]		1,648	1,664
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,6,7]		5,397	5,429
GCAT Trust, Series 2021-NQM6, Class A1, 1.855% 8/25/2066[1,2,6]		1,888	1,686
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028)[1,6,7]		2,140	2,073
Home Partners of America Trust, Series 2021-2, Class A, 1.901% 12/17/2026[1,6]		4,930	4,679
HOMES Trust, Series 2024-NQM1, Class A1, 5.915% 7/25/2069 (6.915% on 7/1/2028)[1,6,7]		17,536	17,600
JP Morgan Mortgage Trust, Series 2024-INV1, Class A2, 6.00% 4/25/2055[1,2,6]		719	717
Legacy Mortgage Asset Trust, Series 2022-GS1, Class A1, 4.00% 2/25/2061 (7.00% on 4/25/2025)[1,6,7]		2,530	2,517
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 4/25/2061 (5.75% on 4/25/2025)[1,6,7]		664	664
Legacy Mortgage Asset Trust, Series 2021-GS5, Class A1, 2.25% 7/25/2067 (6.25% on 11/25/2025)[1,6,7]		2,042	2,038
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 7/25/2060[1,2,6]		2,241	2,012
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/25/2069 (6.272% on 8/1/2028)[1,6,7]		27,122	26,836
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.627% 3/25/2053[1,2,6]		2,666	2,624
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,6,7]		7,751	7,796
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.642% 4/25/2053[1,2,6]		2,031	1,984
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028)[1,6,7]		3,919	3,942
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,6,7]		8,588	8,662
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028)[1,6,7]		7,933	8,003
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028)[1,6,7]		20,206	20,394
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028)[1,6,7]		6,187	6,126
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028)[1,6,7]		22,779	22,867
PRKCM Trust, Series 2021-AFC2, Class A1, 2.071% 11/25/2056[1,2,6]		1,380	1,195
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039[1,6]		1,098	1,052
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041[1,6]		11,500	10,716
Progress Residential Trust, Series 2024-SFR2, Class A, 3.30% 4/17/2041[1,6]		2,272	2,111
Progress Residential Trust, Series 2024-SFR2, Class B, 3.40% 4/17/2041[1,2,6]		1,044	961
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041[1,6]		7,109	6,496
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,2,6]		328	327
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 6.147% 10/17/2041[1,2,6]		6,378	6,409

American Funds Insurance Series	160

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Collateralized mortgage-backed obligations (privately originated) (continued)
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 10/25/2060[1,6]	USD	8,077	$7,251
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.163% 7/25/2065[1,2,6]		3,744	3,689
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[6,8]		1,395	1,395
Tricon Residential Trust, Series 2021-SFR1, Class A, 1.943% 7/17/2038[1,6]		5,024	4,818
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040[1,6]		8,581	8,477
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040[1,6]		1,798	1,783
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041[1,6]		7,497	7,281
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028)[1,6,7]		19,293	19,471
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,6,7]		7,698	7,762
Verus Securitization Trust, Series 2024-6, Class A1, 5.799% 7/25/2069 (6.799% on 7/1/2028)[1,6,7]		16,198	16,272
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069[1,2,6]		4,852	4,830
			367,967

Commercial mortgage-backed securities 2.77%
AMSR Trust, Series 2023-SFR2, Class A, 3.95% 6/17/2040[1,6]		389	374
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 6.089% 7/15/2041[1,2,6]		1,251	1,261
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2/15/2052[1]		770	737
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 4/15/2052[1]		100	95
Bank Commercial Mortgage Trust, Series 2023-5YR3, Class AS, 7.315% 9/15/2056[1,2]		684	729
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[1,2]		500	530
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class AS, 6.139% 11/15/2057[1]		3,537	3,626
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2/15/2061[1]		205	197
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2/17/2061[1]		123	118
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 5/15/2061[1,2]		2,444	2,382
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 8/15/2061[1]		1,018	914
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 3/15/2063[1]		295	257
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 1/15/2052[1]		2,541	2,435
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053[1,2]		781	758
Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[1]		3,361	3,479
Benchmark Mortgage Trust, Series 2024-V11, Class AM, 6.201% 11/15/2057[1]		2,174	2,237
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057[1,2]		2,774	2,870
BPR Trust, Series 2022-OANA, Class A, (1-month USD CME Term SOFR + 1.898%) 6.295% 4/15/2037[1,2,6]		3,822	3,841
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.512% 6/15/2027[1,2,6]		8,476	8,516
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.997% 5/15/2034[1,2,6]		2,183	2,188
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[1,2,6]		14,727	14,705
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.462% 9/15/2036[1,2,6]		570	568
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[1,2,6]		5,292	5,280
BX Trust, Series 2021-ARIA, Class B, (1-month USD CME Term SOFR + 1.411%) 5.809% 10/15/2036[1,2,6]		995	993
BX Trust, Series 2021-ARIA, Class C, (1-month USD CME Term SOFR + 1.76%) 6.158% 10/15/2036[1,2,6]		996	994
BX Trust, Series 2021-RISE, Class A, (1-month USD CME Term SOFR + 0.862%) 5.259% 11/15/2036[1,2,6]		10,670	10,628
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.888% 4/15/2037[1,2,6]		4,194	4,202
BX Trust, Series 2021-SOAR, Class A, (1-month USD CME Term SOFR + 0.784%) 5.182% 6/15/2038[1,2,6]		3,304	3,301
BX Trust, Series 2021-SOAR, Class B, (1-month USD CME Term SOFR + 0.984%) 5.382% 6/15/2038[1,2,6]		382	382

161	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
BX Trust, Series 2021-SOAR, Class C, (1-month USD CME Term SOFR + 1.214%) 5.612% 6/15/2038[1,2,6]	USD	259	$258
BX Trust, Series 2021-SOAR, Class D, (1-month USD CME Term SOFR + 1.514%) 5.912% 6/15/2038[1,2,6]		654	654
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.362% 11/15/2038[1,2,6]		8,640	8,636
BX Trust, Series 2021-ACNT, Class B, (1-month USD CME Term SOFR + 1.364%) 5.762% 11/15/2038[1,2,6]		294	293
BX Trust, Series 2021-ACNT, Class C, (1-month USD CME Term SOFR + 1.614%) 6.012% 11/15/2038[1,2,6]		87	86
BX Trust, Series 2021-ACNT, Class D, (1-month USD CME Term SOFR + 1.964%) 6.362% 11/15/2038[1,2,6]		131	131
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.387% 2/15/2039[1,2,6]		8,600	8,580
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 6.088% 8/15/2039[1,2,6]		8,241	8,310
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041[1,2,6]		26,909	26,616
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.288% 7/15/2041[1,2,6]		1,514	1,522
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 6.942% 8/15/2041[1,2,6]		5,461	5,497
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,2,6]		19,044	19,370
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049[1]		610	598
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 6/15/2057[1]		283	283
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043[1,2,6]		8,924	9,052
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/10/2040[1,6]		966	991
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/10/2040[1,6]		1,121	1,154
DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.379% 9/10/2040[1,2,6]		862	890
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 5/10/2049[1]		200	194
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039[1,2,6]		26,878	27,155
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039[1,2,6]		24,421	24,673
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[1,2,6]		2,537	2,540
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.892% 7/15/2038[1,2,6]		579	580
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD CME Term SOFR + 1.814%) 6.212% 7/15/2038[1,2,6]		789	791
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD CME Term SOFR + 2.364%) 6.762% 7/15/2038[1,2,6]		604	607
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056[1]		2,432	2,474
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[1,2,6]		1,508	1,513
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039[1,6]		1,212	1,253
GS Mortgage Securities Trust, Series 2024-70P, Class A, 5.31% 3/10/2041[1,2,6]		10,443	10,381
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 8/10/2050[1]		400	380
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2/10/2052[1]		100	95
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 5/12/2053[1]		1,536	1,333
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[1,2,6]		1,478	1,487
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 3/15/2050[1]		640	616
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 10/15/2050[1]		240	228
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class A, 3.024% 1/5/2039[1,6]		6,854	6,323
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 12/15/2049[1,2]		2,040	1,983
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[1,2,6]		13,405	13,407

American Funds Insurance Series	162

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Commercial mortgage-backed securities (continued)
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD CME Term SOFR + 0.915%) 5.313% 4/15/2038[1,2,6]	USD	47	$47
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 4/15/2048[1]		410	408
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 12/15/2049[1]		245	238
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048[1]		730	709
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.789% 5/15/2039[1,2,6]		3,848	3,852
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 7/15/2041[1,6]		4,065	3,419
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD CME Term SOFR + 0.691%) 5.088% 7/15/2036[1,2,6]		9,351	9,342
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD CME Term SOFR + 1.04%) 5.437% 7/15/2036[1,2,6]		1,000	999
SREIT Trust, Series 2021-MFP, Class A, (1-month USD CME Term SOFR + 0.845%) 5.242% 11/15/2038[1,2,6]		8,362	8,358
SREIT Trust, Series 2021-MFP, Class B, (1-month USD CME Term SOFR + 1.194%) 5.591% 11/15/2038[1,2,6]		252	251
SREIT Trust, Series 2021-MFP, Class C, (1-month USD CME Term SOFR + 1.443%) 5.841% 11/15/2038[1,2,6]		135	135
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A4, 3.789% 9/15/2048[1]		2,309	2,290
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 12/15/2049[1]		2,550	2,496
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 12/15/2052[1]		1,019	929
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057[1]		5,667	5,844
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 1/15/2060[1]		205	200
			309,048
Total mortgage-backed obligations			4,421,680

Corporate bonds, notes & loans 28.99%
Financials 9.95%
AerCap Ireland Capital DAC 6.50% 7/15/2025		1,798	1,810
AerCap Ireland Capital DAC 1.75% 1/30/2026		2,841	2,750
AerCap Ireland Capital DAC 2.45% 10/29/2026		10,289	9,857
AerCap Ireland Capital DAC 6.45% 4/15/2027		3,994	4,119
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[6,7]		1,597	1,670
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[6,7]		1,995	2,000
Ally Financial, Inc. 8.00% 11/1/2031		3,000	3,316
Alpha Bank SA 7.50% 6/16/2027 (1-year EUR Mid-Swap + 5.084% on 6/16/2026)[7]	EUR	437	483
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[7]		2,840	3,282
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[7]		4,065	4,464
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025)[7]	USD	604	612
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[7]		359	384
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[7]		4,565	4,487
American International Group, Inc. 5.125% 3/27/2033		2,749	2,717
Aon Corp. 5.35% 2/28/2033		1,083	1,079
Aon North America, Inc. 5.15% 3/1/2029		3,015	3,025
Aon North America, Inc. 5.30% 3/1/2031		1,005	1,010
Aon North America, Inc. 5.45% 3/1/2034		2,550	2,547
Aon North America, Inc. 5.75% 3/1/2054		1,163	1,135
Arthur J. Gallagher & Co. 4.85% 12/15/2029		1,449	1,443
Arthur J. Gallagher & Co. 5.15% 2/15/2035		1,721	1,679
Arthur J. Gallagher & Co. 5.55% 2/15/2055		1,335	1,283

163	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Banco Santander, SA 5.147% 8/18/2025	USD	4,000	$4,005
Banco Santander, SA 1.722% 9/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[7]		1,400	1,324
Bank of America Corp. 2.551% 2/4/2028 (USD-SOFR + 1.05% on 2/4/2027)[7]		4,295	4,096
Bank of America Corp. 4.376% 4/27/2028 (USD-SOFR + 1.58% on 4/27/2027)[7]		2,635	2,607
Bank of America Corp. 2.087% 6/14/2029 (USD-SOFR + 1.06% on 6/14/2028)[7]		3,202	2,907
Bank of America Corp. 5.819% 9/15/2029 (USD-SOFR + 1.57% on 9/15/2028)[7]		339	347
Bank of America Corp. 3.974% 2/7/2030 (3-month USD CME Term SOFR + 1.472% on 2/7/2029)[7]		1,150	1,103
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029)[7]		3,691	3,337
Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[7]		4,902	4,320
Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[7]		257	216
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[7]		20,927	17,491
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[7]		36,155	30,156
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[6,7]		4,850	4,891
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029)[7]		1,858	1,861
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[7]		5,690	5,677
Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[7]		2,378	2,355
Bank of Nova Scotia (The) 5.25% 6/12/2028		1,370	1,385
Banque Federative du Credit Mutuel 0.82% 10/16/2026	JPY	300,000	1,897
Barclays PLC 4.837% 9/10/2028 (USD-SOFR + 1.34% on 9/10/2027)[7]	USD	2,585	2,570
Block, Inc. 2.75% 6/1/2026		1,975	1,905
BNP Paribas SA 2.591% 1/20/2028 (USD-SOFR + 1.228% on 1/20/2027)[6,7]		13,134	12,487
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[6,7]		3,594	3,220
BNP Paribas SA 5.738% 2/20/2035 (USD-SOFR + 1.88% on 2/20/2034)[6,7]		4,117	4,132
BPCE SA 1.625% 1/14/2025[6]		2,980	2,977
BPCE SA 1.652% 10/6/2026 (USD-SOFR + 1.52% on 10/6/2025)[6,7]		4,729	4,606
BPCE SA 0.895% 12/14/2026	JPY	100,000	632
BPCE SA 5.975% 1/18/2027 (USD-SOFR + 2.10% on 1/18/2026)[6,7]	USD	2,150	2,167
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[6,7]		5,000	5,204
BPCE SA 5.716% 1/18/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.959% on 1/18/2029)[6,7]		1,285	1,292
BPCE SA 5.748% 7/19/2033 (USD-SOFR + 2.865% on 7/19/2032)[6,7]		6,195	6,115
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[6,7]		4,503	4,465
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[6,7]		10,948	11,059
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[6,7]		1,900	2,022
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[6,7]		3,953	3,992
Canadian Imperial Bank of Commerce 5.237% 6/28/2027		2,650	2,679
Capital One Financial Corp. 4.985% 7/24/2026 (USD-SOFR + 2.16% on 7/24/2025)[7]		2,430	2,429
Capital One Financial Corp. 5.468% 2/1/2029 (USD-SOFR + 2.08% on 2/1/2028)[7]		515	519
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[7]		4,352	4,413
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[7]		1,204	1,251
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[7]		2,920	2,968
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028)[7]		2,445	2,496
China Ping An Insurance Overseas (Holdings), Ltd. 2.85% 8/12/2031		526	446
Chubb INA Holdings, LLC 3.35% 5/3/2026		2,020	1,990
Chubb INA Holdings, LLC 5.00% 3/15/2034		4,400	4,348
Chubb INA Holdings, LLC 4.35% 11/3/2045		2,015	1,721
Citibank, NA 5.803% 9/29/2028		4,100	4,229
Citigroup, Inc. 4.60% 3/9/2026		1,800	1,796
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029)[7]		10,629	10,624
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[7]		2,714	2,638
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[7]		42	36
Citigroup, Inc. 3.057% 1/25/2033 (USD-SOFR + 1.351% on 1/25/2032)[7]		990	851

American Funds Insurance Series	164

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Citigroup, Inc. 3.785% 3/17/2033 (USD-SOFR + 1.939% on 3/17/2032)[7]	USD	3,090	$2,775
Citigroup, Inc. 6.174% 5/25/2034 (USD-SOFR + 2.661% on 5/25/2033)[7]		140	143
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[7]		15,346	15,577
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[7]		4,518	4,766
Corebridge Financial, Inc. 3.65% 4/5/2027		3,913	3,805
Corebridge Financial, Inc. 3.85% 4/5/2029		3,534	3,376
Corebridge Financial, Inc. 3.90% 4/5/2032		3,964	3,609
Corebridge Financial, Inc. 4.35% 4/5/2042		361	301
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[6,7]		4,450	4,386
Crédit Agricole SA 1.247% 1/26/2027 (USD-SOFR + 0.892% on 1/26/2026)[6,7]		2,450	2,353
Danske Bank AS 1.549% 9/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.73% on 9/10/2026)[6,7]		2,990	2,829
Danske Bank AS 4.298% 4/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 4/1/2027)[6,7]		2,975	2,933
Deutsche Bank AG 4.10% 1/13/2026		7,305	7,265
Deutsche Bank AG 4.10% 1/13/2026		857	851
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[7]		27,047	26,362
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027)[7]		17,595	16,739
Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[7]		7,343	7,626
Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[7]		6,271	6,564
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029)[7]		6,685	6,537
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[7]		6,750	6,063
Deutsche Bank AG 3.729% 1/14/2032 (USD-SOFR + 2.757% on 1/14/2031)[7]		3,235	2,825
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[7]		3,200	3,034
DNB Bank ASA 1.535% 5/25/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[6,7]		1,200	1,146
Eurobank SA 2.00% 5/5/2027 (1-year EUR Mid-Swap + 2.398% on 5/5/2026)[7]	EUR	1,845	1,881
Eurobank SA 2.25% 3/14/2028 (1-year EUR Mid-Swap + 2.634% on 3/14/2027)[7]		4,230	4,324
Eurobank SA 7.00% 1/26/2029 (1-year EUR Mid-Swap + 4.418% on 1/26/2028)[7]		3,855	4,423
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[7]		12,035	13,538
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[7]		390	430
Fifth Third Bancorp 6.339% 7/27/2029 (USD-SOFR + 2.34% on 7/27/2028)[7]	USD	205	213
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029)[7]		1,968	1,942
Fifth Third Bancorp 5.631% 1/29/2032 (USD-SOFR + 1.84% on 1/29/2031)[7]		11,396	11,527
Five Corners Funding Trust III 5.791% 2/15/2033[6]		942	968
Goldman Sachs Group, Inc. 1.431% 3/9/2027 (USD-SOFR + 0.795% on 3/9/2026)[7]		3,030	2,910
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[7]		13,275	12,557
Goldman Sachs Group, Inc. 1.948% 10/21/2027 (USD-SOFR + 0.913% on 10/21/2026)[7]		12,997	12,337
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[7]		3,703	3,532
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[7]		5,534	5,382
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[7]		28,930	29,536
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[7]		13,759	13,682
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029)[7]		2,441	2,391
Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[7]		10,662	9,192
Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[7]		9,975	10,168
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[7]		8,545	8,390
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034)[7]		1,749	1,675
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[7]		3,160	2,197
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[7]		14,232	12,789
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[7]		9,437	7,964
HSBC Holdings PLC 5.719% 3/4/2035 (USD-SOFR + 1.78% on 3/4/2034)[7]		2,000	2,015
ING Groep NV 6.083% 9/11/2027 (USD-SOFR + 1.56% on 9/11/2026)[7]		1,680	1,713
Intercontinental Exchange, Inc. 5.25% 6/15/2031		1,091	1,104
Intesa Sanpaolo SpA 5.71% 1/15/2026[6]		15,400	15,411
Intesa Sanpaolo SpA 3.875% 7/14/2027[6]		6,250	6,041
Intesa Sanpaolo SpA 3.875% 1/12/2028[6]		1,986	1,902

165	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[6,7]	USD	5,100	$5,453
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[6]		705	650
JPMorgan Chase & Co. 4.08% 4/26/2026 (USD-SOFR + 1.32% on 4/26/2025)[7]		3,272	3,264
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[7]		323	310
JPMorgan Chase & Co. 6.07% 10/22/2027 (USD-SOFR + 1.33% on 10/22/2026)[7]		1,400	1,433
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027)[7]		20,000	20,077
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[7]		2,678	2,724
JPMorgan Chase & Co. 4.979% 7/22/2028 (USD-SOFR + 0.93% on 7/22/2027)[7]		8,670	8,699
JPMorgan Chase & Co. 4.505% 10/22/2028 (USD-SOFR + 0.86% on 10/22/2027)[7]		6,340	6,285
JPMorgan Chase & Co. 4.203% 7/23/2029 (3-month USD CME Term SOFR + 1.522% on 7/23/2028)[7]		11,980	11,662
JPMorgan Chase & Co. 5.012% 1/23/2030 (USD-SOFR + 1.31% on 1/23/2029)[7]		7,185	7,180
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[7]		6,480	6,610
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[7]		9,355	9,317
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[7]		6,549	6,426
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[7]		641	532
JPMorgan Chase & Co. 2.545% 11/8/2032 (USD-SOFR + 1.18% on 11/8/2031)[7]		5,313	4,483
JPMorgan Chase & Co. 5.35% 6/1/2034 (USD-SOFR + 1.845% on 6/1/2033)[7]		1,874	1,873
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[7]		2,100	2,149
JPMorgan Chase & Co. 5.294% 7/22/2035 (USD-SOFR + 1.46% on 7/22/2034)[7]		17,099	16,925
Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[7]		2,415	2,313
KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[6,7]		1,375	1,399
Lloyds Banking Group PLC 2.438% 2/5/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[7]		2,675	2,668
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026)[7]		1,625	1,649
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027)[7]		200	202
Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[7]		1,979	1,972
M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[7]		6,528	7,000
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[7]		6,357	6,519
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035		2,285	2,232
Marsh & McLennan Cos., Inc. 5.35% 11/15/2044		250	243
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055		2,060	1,975
MetLife Capital Trust IV, junior subordinated, 7.875% 12/15/2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[6,7,9]		1,405	1,536
MetLife,Inc. 3.60% 11/13/2025		3,490	3,462
MetLife, Inc. 5.375% 7/15/2033		1,279	1,293
Metropolitan Life Global Funding I 5.40% 9/12/2028[6]		840	854
Metropolitan Life Global Funding I 4.85% 1/8/2029[6]		2,050	2,050
Metropolitan Life Global Funding I 5.15% 3/28/2033[6]		619	612
Mitsubishi UFJ Financial Group, Inc. 1.538% 7/20/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[7]		6,200	5,899
Mitsubishi UFJ Financial Group, Inc. 1.64% 10/13/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.67% on 10/13/2026)[7]		2,225	2,106
Mitsubishi UFJ Financial Group, Inc. 5.422% 2/22/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.38% on 2/22/2028)[7]		1,430	1,451
Mitsubishi UFJ Financial Group, Inc. 5.133% 7/20/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.125% on 7/20/2032)[7]		763	758
Mizuho Financial Group, Inc. 1.554% 7/9/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[7]		1,367	1,302
Mizuho Financial Group, Inc. 5.778% 7/6/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.65% on 7/6/2028)[7]		1,701	1,741
Mizuho Financial Group, Inc. 5.376% 5/26/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.12% on 5/26/2029)[7]		2,020	2,041
Morgan Stanley 1.512% 7/20/2027 (USD-SOFR + 0.858% on 7/20/2026)[7]		13,336	12,678

American Funds Insurance Series	166

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[7]	USD	21,869	$21,937
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029)[7]		2,985	2,990
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029)[7]		21,784	22,182
Morgan Stanley 1.794% 2/15/2032 (USD-SOFR + 1.034% on 2/13/2031)[7]		3,031	2,474
Morgan Stanley 5.424% 7/21/2034 (USD-SOFR + 1.88% on 7/21/2033)[7]		11,313	11,239
Morgan Stanley 5.831% 4/19/2035 (USD-SOFR + 1.58% on 4/19/2034)[7]		19,472	19,852
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[7]		3,069	3,020
Morgan Stanley Bank, N.A. 5.882% 10/30/2026		2,775	2,835
Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[7]		1,704	1,668
MSCI, Inc. 3.25% 8/15/2033[6]		695	588
NatWest Group PLC 5.847% 3/2/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 3/2/2026)[7]		3,555	3,591
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027)[7]		2,170	2,197
Navient Corp. 6.75% 6/25/2025		425	426
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[6]		2,090	2,092
OneMain Finance Corp. 7.125% 3/15/2026		250	255
Piraeus Bank SA 7.25% 7/13/2028 (1-year EUR Mid-Swap + 3.692% on 7/13/2027)[7]	EUR	565	641
Piraeus Bank SA 4.625% 7/17/2029 (1-year EUR Mid-Swap + 1.723% on 7/17/2028)[7]		165	177
Piraeus Bank SA 6.75% 12/5/2029 (1-year EUR Mid-Swap + 3.837% on 12/5/2028)[7]		1,345	1,557
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028)[7]	USD	4,594	4,675
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[7]		12,265	13,393
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[7]		635	643
Royal Bank of Canada 4.90% 1/12/2028		360	360
Royal Bank of Canada 4.95% 2/1/2029		1,360	1,363
Royal Bank of Canada 5.00% 2/1/2033		3,591	3,531
Santander Holdings USA, Inc. 6.499% 3/9/2029 (USD-SOFR + 2.356% on 3/9/2028)[7]		5,100	5,242
Santander Holdings USA, Inc. 5.353% 9/6/2030 (USD-SOFR + 1.94% on 9/6/2029)[7]		3,706	3,664
Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[6,7]		546	547
State Street Corp. 4.164% 8/4/2033 (USD-SOFR + 1.726% on 8/4/2032)[7]		1,640	1,531
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[7]		2,579	2,564
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026		1,429	1,454
Sumitomo Mitsui Financial Group, Inc. 2.174% 1/14/2027		1,100	1,046
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028		1,045	1,073
Sumitomo Mitsui Financial Group, Inc. 5.766% 1/13/2033		373	384
Sumitomo Mitsui Trust Bank, Ltd. 5.55% 9/14/2028[6]		1,400	1,427
Swedbank AB 6.136% 9/12/2026[6]		2,100	2,146
Synchrony Financial 5.935% 8/2/2030 (USD-SOFR + 2.13% on 8/2/2029)[7]		4,608	4,654
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026)[7]		1,370	1,393
Truist Financial Corp. 4.873% 1/26/2029 (USD-SOFR + 1.435% on 1/26/2028)[7]		2,605	2,592
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[7]		2,396	2,563
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029)[7]		1,741	1,757
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[7]		4,707	4,654
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[7]		1,586	1,615
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[7]		2,440	2,460
U.S. Bancorp 4.653% 2/1/2029 (USD-SOFR + 1.23% on 2/1/2028)[7]		2,115	2,094
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029)[7]		7,300	7,362
U.S. Bancorp 4.839% 2/1/2034 (USD-SOFR + 1.60% on 2/1/2033)[7]		2,839	2,719
U.S. Bancorp 5.836% 6/12/2034 (USD-SOFR + 2.26% on 6/10/2033)[7]		1,712	1,746
UBS AG 7.50% 2/15/2028		2,445	2,619
UBS Group AG 2.193% 6/5/2026 (USD-SOFR + 2.044% on 6/5/2025)[6,7]		7,609	7,520
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026)[6,7]		11,200	10,767
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[6,7]		6,623	6,269

167	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[6,7]	USD	17,490	$17,608
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[6,7]		14,459	14,693
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[6,7]		9,636	9,109
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[6,7]		1,392	1,149
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[6,7]		20,425	17,774
UBS Group AG 2.746% 2/11/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 2/11/2032)[6,7]		4,038	3,373
UBS Group AG 9.016% 11/15/2033 (USD-SOFR + 5.02% on 11/15/2032)[6,7]		5,000	6,041
UniCredit SpA 4.625% 4/12/2027[6]		1,395	1,377
Vigorous Champion International, Ltd. 4.25% 5/28/2029		462	442
Wells Fargo & Co. 3.908% 4/25/2026 (USD-SOFR + 1.32% on 4/25/2025)[7]		3,524	3,514
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[7]		6,615	6,418
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[7]		11,151	11,336
Wells Fargo & Co. 2.393% 6/2/2028 (USD-SOFR + 2.10% on 6/2/2027)[7]		1,003	945
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027)[7]		8,357	8,329
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028)[7]		2,545	2,585
Wells Fargo & Co. 5.389% 4/24/2034 (USD-SOFR + 2.02% on 4/24/2033)[7]		10,406	10,295
Wells Fargo & Co. 5.557% 7/25/2034 (USD-SOFR + 1.99% on 7/25/2033)[7]		188	188
Wells Fargo & Co. 6.491% 10/23/2034 (USD-SOFR + 2.06% on 10/23/2033)[7]		4,062	4,319
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[7]		2,967	2,888
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[7]		5,719	4,780
Willis North America, Inc. 4.65% 6/15/2027		930	928
			1,111,051

Health care 4.16%
AbbVie, Inc. 5.05% 3/15/2034		18,501	18,286
AbbVie, Inc. 5.35% 3/15/2044		800	780
AbbVie, Inc. 5.40% 3/15/2054		15,770	15,194
AbbVie, Inc. 5.50% 3/15/2064		550	526
Amgen, Inc. 5.507% 3/2/2026		725	725
Amgen, Inc. 5.15% 3/2/2028		5,326	5,366
Amgen, Inc. 4.05% 8/18/2029		7,429	7,155
Amgen, Inc. 2.45% 2/21/2030		5,131	4,538
Amgen, Inc. 5.25% 3/2/2030		2,854	2,881
Amgen, Inc. 4.20% 3/1/2033		8,502	7,888
Amgen, Inc. 5.25% 3/2/2033		20,793	20,648
Amgen, Inc. 4.875% 3/1/2053		3,360	2,886
Amgen, Inc. 4.40% 2/22/2062		196	152
Astrazeneca Finance, LLC 5.00% 2/26/2034		6,925	6,852
Baxter International, Inc. 2.539% 2/1/2032		3,906	3,259
Becton, Dickinson and Co. 4.874% 2/8/2029		5,000	4,988
Bristol-Myers Squibb Co. 4.90% 2/22/2029		2,625	2,639
Bristol-Myers Squibb Co. 5.10% 2/22/2031		3,990	4,017
Bristol-Myers Squibb Co. 5.20% 2/22/2034		22,685	22,667
Bristol-Myers Squibb Co. 5.50% 2/22/2044		425	422
Bristol-Myers Squibb Co. 2.55% 11/13/2050		2,113	1,224
Bristol-Myers Squibb Co. 3.70% 3/15/2052		2,197	1,601
Bristol-Myers Squibb Co. 6.25% 11/15/2053		1,740	1,845
Bristol-Myers Squibb Co. 5.55% 2/22/2054		12,840	12,465
Centene Corp. 4.25% 12/15/2027		14,860	14,406
Centene Corp. 2.45% 7/15/2028		12,410	11,178
Centene Corp. 4.625% 12/15/2029		14,945	14,146
Centene Corp. 3.375% 2/15/2030		15,718	14,010
Centene Corp. 2.50% 3/1/2031		9,750	8,071
Centene Corp. 2.625% 8/1/2031		4,400	3,626
Cigna Group (The) 5.125% 5/15/2031		2,095	2,086
Cigna Group (The) 5.25% 2/15/2034		3,745	3,675

American Funds Insurance Series	168

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
CVS Health Corp. 5.125% 2/21/2030	USD	1,720	$1,684
CVS Health Corp. 5.25% 1/30/2031		960	938
CVS Health Corp. 5.55% 6/1/2031		3,707	3,681
CVS Health Corp. 5.25% 2/21/2033		2,122	2,035
CVS Health Corp. 5.70% 6/1/2034		7,706	7,578
CVS Health Corp. 5.625% 2/21/2053		40	36
CVS Health Corp. 5.875% 6/1/2053		4,897	4,496
CVS Health Corp. 6.05% 6/1/2054		1,995	1,873
CVS Health Corp. 6.00% 6/1/2063		1,344	1,227
Elevance Health, Inc. 2.375% 1/15/2025		1,534	1,533
Elevance Health, Inc. 4.95% 11/1/2031		2,322	2,285
Elevance Health, Inc. 5.20% 2/15/2035		7,577	7,403
Elevance Health, Inc. 4.55% 5/15/2052		271	219
Elevance Health, Inc. 5.125% 2/15/2053		784	698
Elevance Health, Inc. 5.70% 2/15/2055		995	960
Gilead Sciences, Inc. 5.25% 10/15/2033		3,340	3,354
HCA, Inc. 5.20% 6/1/2028		4,165	4,177
HCA,Inc. 2.375% 7/15/2031		2,233	1,854
HCA, Inc. 3.625% 3/15/2032		2,400	2,116
HCA,Inc. 4.625% 3/15/2052		226	177
Humana, Inc. 5.375% 4/15/2031		5,530	5,486
Humana, Inc. 5.75% 4/15/2054		954	885
Johnson & Johnson 4.80% 6/1/2029		3,970	4,010
Johnson & Johnson 4.90% 6/1/2031		4,175	4,202
Laboratory Corp. of America Holdings 1.55% 6/1/2026		773	739
Laboratory Corp. of America Holdings 4.70% 2/1/2045		3,975	3,422
Merck & Co.,Inc. 1.70% 6/10/2027		3,093	2,900
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028		1,375	1,363
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		7,942	7,720
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		5,622	5,268
Roche Holdings, Inc. 1.93% 12/13/2028[6]		7,545	6,792
Roche Holdings, Inc. 4.592% 9/9/2034[6]		765	734
Roche Holdings, Inc. 2.607% 12/13/2051[6]		645	384
Shire Acquisitions Investments Ireland DAC 3.20% 9/23/2026		306	299
Teva Pharmaceutical Finance Netherlands III BV 7.125% 1/31/2025		45,000	45,030
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		26,824	27,412
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		3,870	3,783
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		2,775	2,994
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		46,666	33,611
UnitedHealth Group, Inc. 3.75% 7/15/2025		5,410	5,389
UnitedHealth Group,Inc. 4.80% 1/15/2030		395	393
UnitedHealth Group, Inc. 2.00% 5/15/2030		466	402
UnitedHealth Group, Inc. 4.95% 1/15/2032		1,910	1,889
UnitedHealth Group, Inc. 4.20% 5/15/2032		1,654	1,559
UnitedHealth Group, Inc. 5.15% 7/15/2034		15,956	15,752
UnitedHealth Group, Inc. 3.05% 5/15/2041		1,300	939
UnitedHealth Group, Inc. 4.25% 6/15/2048		960	771
UnitedHealth Group, Inc. 3.25% 5/15/2051		572	378
UnitedHealth Group, Inc. 5.625% 7/15/2054		10,472	10,172
UnitedHealth Group, Inc. 4.95% 5/15/2062		69	60
Viatris, Inc. 4.00% 6/22/2050		1,847	1,259
			464,523

Utilities 3.92%
AEP Texas, Inc. 3.45% 5/15/2051		1,380	921
Alabama Power Co. 3.00% 3/15/2052		3,219	2,068
Alfa Desarrollo SpA 4.55% 9/27/2051[6]		996	735
Baltimore Gas and Electric Co. 4.55% 6/1/2052		525	436
Berkshire Hathaway Energy Co. 4.50% 2/1/2045		5,895	5,119
Berkshire Hathaway Energy Co. 4.60% 5/1/2053		1,017	847

169	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	USD	660	$645
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[6]		2,400	2,288
Comision Federal de Electricidad 4.688% 5/15/2029[6]		3,655	3,435
Connecticut Light and Power Co. (The) 2.05% 7/1/2031		1,775	1,484
Consumers Energy Co. 4.625% 5/15/2033		3,300	3,186
DTE Energy Co. 5.10% 3/1/2029		7,900	7,922
DTE Energy Co. 3.00% 3/1/2032		259	228
Duke Energy Carolinas, LLC 5.35% 1/15/2053		332	316
Duke Energy Florida, LLC 5.875% 11/15/2033		370	386
Duke Energy Florida, LLC 3.40% 10/1/2046		5,669	4,040
Duke Energy Florida, LLC 3.00% 12/15/2051		293	183
Duke Energy Florida, LLC 5.95% 11/15/2052		575	585
Duke Energy Progress, LLC 3.70% 9/1/2028		3,750	3,615
Duke Energy Progress, LLC 2.00% 8/15/2031		1,775	1,471
Duke Energy Progress, LLC 2.50% 8/15/2050		644	373
Edison International 4.95% 4/15/2025		175	175
Edison International 4.125% 3/15/2028		6,768	6,567
Edison International 5.25% 11/15/2028		50	50
Edison International 6.95% 11/15/2029		1,525	1,629
Electricité de France SA 5.65% 4/22/2029[6]		1,420	1,452
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[7]	EUR	2,800	2,750
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[6,7]	USD	1,575	1,780
Emera US Finance, LP 2.639% 6/15/2031		4,400	3,730
ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[6]		1,310	1,277
Entergy Louisiana, LLC 4.20% 9/1/2048		5,637	4,495
Eversource Energy 5.00% 1/1/2027		3,415	3,424
Eversource Energy 5.50% 1/1/2034		2,700	2,681
FirstEnergy Corp. 1.60% 1/15/2026		20,066	19,361
FirstEnergy Corp. 2.65% 3/1/2030		10,149	9,003
FirstEnergy Corp. 2.25% 9/1/2030		12,602	10,849
FirstEnergy Corp., Series B, 3.90% 7/15/2027		12,178	11,868
Florida Power & Light Co. 5.05% 4/1/2028		1,511	1,526
Florida Power & Light Co. 4.40% 5/15/2028		1,655	1,639
Florida Power & Light Co. 5.10% 4/1/2033		7,431	7,387
Florida Power & Light Co. 4.80% 5/15/2033		2,929	2,851
Florida Power & Light Co. 5.30% 4/1/2053		1,255	1,197
Georgia Power Co. 4.65% 5/16/2028		1,050	1,046
Georgia Power Co. 4.95% 5/17/2033		1,845	1,808
Georgia Power Co. 5.25% 3/15/2034		3,200	3,177
Georgia Power Co. 3.70% 1/30/2050		190	140
Jersey Central Power & Light Co. 2.75% 3/1/2032[6]		525	447
Monongahela Power Co. 3.55% 5/15/2027[6]		1,700	1,650
NiSource, Inc. 5.40% 6/30/2033		650	651
Pacific Gas and Electric Co. 3.15% 1/1/2026		27,543	27,075
Pacific Gas and Electric Co. 2.95% 3/1/2026		10,850	10,614
Pacific Gas and Electric Co. 3.30% 3/15/2027		2,393	2,311
Pacific Gas and Electric Co. 2.10% 8/1/2027		1,000	933
Pacific Gas and Electric Co. 3.30% 12/1/2027		7,997	7,643
Pacific Gas and Electric Co. 3.00% 6/15/2028		2,542	2,383
Pacific Gas and Electric Co. 3.75% 7/1/2028		13,760	13,177
Pacific Gas and Electric Co. 4.65% 8/1/2028		7,900	7,791
Pacific Gas and Electric Co. 4.55% 7/1/2030		35,449	34,332
Pacific Gas and Electric Co. 2.50% 2/1/2031		21,597	18,480
Pacific Gas and Electric Co. 6.15% 1/15/2033		518	539
Pacific Gas and Electric Co. 6.40% 6/15/2033		12,331	13,005
Pacific Gas and Electric Co. 5.80% 5/15/2034		6,047	6,187
Pacific Gas and Electric Co. 3.30% 8/1/2040		10,340	7,745
Pacific Gas and Electric Co. 4.95% 7/1/2050		5,524	4,803

American Funds Insurance Series	170

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Utilities (continued)
Pacific Gas and Electric Co. 3.50% 8/1/2050	USD	15,807	$10,842
Pacific Gas and Electric Co. 5.90% 10/1/2054		2,250	2,222
PacifiCorp 5.30% 2/15/2031		1,915	1,933
PacifiCorp 5.45% 2/15/2034		8,920	8,868
PacifiCorp 3.30% 3/15/2051		325	211
PacifiCorp 2.90% 6/15/2052		586	349
PacifiCorp 5.35% 12/1/2053		3,678	3,385
PacifiCorp 5.50% 5/15/2054		8,738	8,176
PacifiCorp 5.80% 1/15/2055		7,735	7,525
PECO Energy Co. 5.25% 9/15/2054		1,775	1,681
Public Service Company of Colorado 5.35% 5/15/2034		2,323	2,327
Public Service Company of Colorado 2.70% 1/15/2051		2,472	1,471
Public Service Electric and Gas Co. 3.20% 5/15/2029		6,000	5,638
Public Service Electric and Gas Co. 5.20% 8/1/2033		1,200	1,203
Puget Energy, Inc. 3.65% 5/15/2025		300	298
Southern California Edison Co. 4.90% 6/1/2026		1,177	1,180
Southern California Edison Co. 5.30% 3/1/2028		4,000	4,049
Southern California Edison Co. 4.20% 3/1/2029		8,211	7,968
Southern California Edison Co. 2.85% 8/1/2029		7,752	7,080
Southern California Edison Co. 2.50% 6/1/2031		5,044	4,326
Southern California Edison Co. 5.45% 6/1/2031		3,350	3,406
Southern California Edison Co. 5.20% 6/1/2034		5,196	5,145
Southern California Edison Co. 5.75% 4/1/2035		4,549	4,655
Southern California Edison Co. 5.35% 7/15/2035		6,450	6,438
Southern California Edison Co. 5.625% 2/1/2036		7,051	7,057
Southern California Edison Co. 3.60% 2/1/2045		2,417	1,788
Southern California Edison Co. 2.95% 2/1/2051		151	95
Southern California Edison Co. 3.65% 6/1/2051		354	252
Southern California Edison Co. 3.45% 2/1/2052		515	349
Southwestern Electric Power Co. 1.65% 3/15/2026		3,550	3,418
Southwestern Electric Power Co. 3.25% 11/1/2051		2,075	1,316
Virginia Electric & Power 2.40% 3/30/2032		2,575	2,151
WEC Energy Group, Inc. 5.60% 9/12/2026		167	169
Wisconsin Power and Light Co. 1.95% 9/16/2031		525	428
Wisconsin Power and Light Co. 3.65% 4/1/2050		1,075	773
Wisconsin Public Service Corp. 2.85% 12/1/2051		375	233
Xcel Energy, Inc. 3.30% 6/1/2025		5,650	5,610
Xcel Energy,Inc. 2.60% 12/1/2029		4,049	3,619
Xcel Energy, Inc. 4.60% 6/1/2032		4,600	4,381
Xcel Energy, Inc. 5.50% 3/15/2034		4,230	4,216
			438,142

Consumer discretionary 3.06%
Allied Universal Holdco, LLC 4.625% 6/1/2028[6]		335	317
Amazon.com, Inc. 1.65% 5/12/2028		3,860	3,517
Amazon.com, Inc. 3.45% 4/13/2029		600	576
Amazon.com, Inc. 3.25% 5/12/2061		4,100	2,670
Amazon.com, Inc. 4.10% 4/13/2062		470	368
Atlas LuxCo 4 SARL 4.625% 6/1/2028[6]		255	240
Bath & Body Works, Inc. 6.875% 11/1/2035		740	758
BMW US Capital, LLC 3.45% 4/1/2027[6]		1,075	1,046
BMW US Capital, LLC 3.70% 4/1/2032[6]		1,350	1,226
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027[6]		794	796
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[6]		3,567	3,471
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027[6]		1,320	1,328
Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[6]		832	843
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[6]		3,230	2,937
Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[6]		8,174	6,878
Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[6]		691	693
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[6]		246	245
171	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Ford Motor Co. 3.25% 2/12/2032	USD	620	$516
Ford Motor Credit Co., LLC 5.125% 6/16/2025		3,870	3,869
Ford Motor Credit Co., LLC 6.95% 3/6/2026		855	870
Ford Motor Credit Co., LLC 6.95% 6/10/2026		755	773
Ford Motor Credit Co., LLC 2.70% 8/10/2026		200	192
Ford Motor Credit Co., LLC 5.125% 11/5/2026		9,695	9,685
Ford Motor Credit Co., LLC 4.271% 1/9/2027		18,742	18,368
Ford Motor Credit Co., LLC 5.80% 3/5/2027		3,145	3,175
Ford Motor Credit Co., LLC 5.85% 5/17/2027		6,490	6,561
Ford Motor Credit Co., LLC 4.95% 5/28/2027		485	481
Ford Motor Credit Co., LLC 4.125% 8/17/2027		39,480	38,192
Ford Motor Credit Co., LLC 3.815% 11/2/2027		3,990	3,824
Ford Motor Credit Co., LLC 7.35% 11/4/2027		7,549	7,907
Ford Motor Credit Co., LLC 6.80% 5/12/2028		2,030	2,098
Ford Motor Credit Co., LLC 6.798% 11/7/2028		762	790
Ford Motor Credit Co., LLC 2.90% 2/10/2029		1,065	954
Ford Motor Credit Co., LLC 5.80% 3/8/2029		6,740	6,746
Ford Motor Credit Co., LLC 5.113% 5/3/2029		9,854	9,607
Ford Motor Credit Co., LLC 5.303% 9/6/2029		5,407	5,302
Ford Motor Credit Co., LLC 7.35% 3/6/2030		10,668	11,302
Ford Motor Credit Co., LLC 7.20% 6/10/2030		1,015	1,069
Ford Motor Credit Co., LLC 6.05% 3/5/2031		3,960	3,954
Ford Motor Credit Co., LLC 3.625% 6/17/2031		1,215	1,052
Ford Motor Credit Co., LLC 7.122% 11/7/2033		688	718
General Motors Co. 6.125% 10/1/2025		13,888	14,000
General Motors Financial Co., Inc. 4.35% 4/9/2025		11,358	11,338
General Motors Financial Co., Inc. 1.50% 6/10/2026		6,712	6,401
General Motors Financial Co., Inc. 2.35% 2/26/2027		9,771	9,264
General Motors Financial Co., Inc. 4.90% 10/6/2029		4,835	4,765
Hanesbrands, Inc. 9.00% 2/15/2031[6]		528	563
Home Depot, Inc. 2.95% 6/15/2029		1,966	1,824
Home Depot, Inc. 4.75% 6/25/2029		1,849	1,854
Home Depot, Inc. 4.85% 6/25/2031		2,559	2,559
Home Depot, Inc. 4.95% 6/25/2034		4,749	4,688
Home Depot, Inc. 4.50% 12/6/2048		1,915	1,638
Home Depot, Inc. 5.30% 6/25/2054		2,234	2,142
Hyundai Capital America 2.65% 2/10/2025[6]		11,383	11,355
Hyundai Capital America 1.80% 10/15/2025[6]		13,274	12,947
Hyundai Capital America 6.25% 11/3/2025[6]		825	833
Hyundai Capital America 1.30% 1/8/2026[6]		6,000	5,791
Hyundai Capital America 5.50% 3/30/2026[6]		705	710
Hyundai Capital America 1.50% 6/15/2026[6]		7,475	7,121
Hyundai Capital America 1.65% 9/17/2026[6]		7,275	6,889
Hyundai Capital America 3.00% 2/10/2027[6]		9,000	8,650
Hyundai Capital America 5.275% 6/24/2027[6]		1,650	1,664
Hyundai Capital America 2.375% 10/15/2027[6]		7,543	7,040
Hyundai Capital America 5.60% 3/30/2028[6]		1,385	1,403
Hyundai Capital America 5.30% 6/24/2029[6]		1,523	1,528
Hyundai Capital America 5.40% 6/24/2031[6]		3,365	3,366
Hyundai Capital Services, Inc. 1.25% 2/8/2026[6]		3,695	3,547
Marriott International, Inc. 5.75% 5/1/2025		190	190
Marriott International, Inc. 5.00% 10/15/2027		4,470	4,507
Marriott International, Inc. 4.90% 4/15/2029		653	652
Marriott International, Inc. 5.35% 3/15/2035		1,365	1,346
McDonald’s Corp. 5.00% 5/17/2029		2,184	2,200
McDonald’s Corp. 2.125% 3/1/2030		2,482	2,171
McDonald’s Corp. 3.60% 7/1/2030		1,014	951
McDonald’s Corp. 5.20% 5/17/2034		2,786	2,816
McDonald’s Corp. 4.45% 3/1/2047		3,535	2,970
McDonald’s Corp. 3.625% 9/1/2049		2,938	2,120
McDonald’s Corp. 5.15% 9/9/2052		509	466

American Funds Insurance Series	172

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Nissan Motor Co., Ltd. 4.81% 9/17/2030[6]	USD	267	$251
Sands China, Ltd. 2.30% 3/8/2027		2,368	2,208
Stellantis Finance US, Inc. 5.625% 1/12/2028[6]		825	837
Stellantis Finance US, Inc. 2.691% 9/15/2031[6]		4,342	3,566
Toyota Motor Credit Corp. 3.375% 4/1/2030		4,954	4,593
Toyota Motor Credit Corp. 4.55% 5/17/2030		1,625	1,600
Toyota Motor Credit Corp. 5.55% 11/20/2030		690	711
Travel + Leisure Co. 6.625% 7/31/2026[6]		675	683
Volkswagen Group of America Finance, LLC 4.95% 8/15/2029[6]		1,635	1,596
Volkswagen Group of America Finance, LLC 6.45% 11/16/2030[6]		5,190	5,375
Wynn Resorts Finance, LLC 5.125% 10/1/2029[6]		410	393
			341,996

Energy 2.08%
Antero Resources Corp. 5.375% 3/1/2030[6]		280	271
Apache Corp. 4.625% 11/15/2025		645	642
Apache Corp. 4.25% 1/15/2030		2,465	2,319
Baker Hughes Holdings, LLC 2.061% 12/15/2026		1,136	1,083
BP Capital Markets America, Inc. 4.893% 9/11/2033		1,203	1,164
Canadian Natural Resources, Ltd. 2.05% 7/15/2025		754	743
Cenovus Energy, Inc. 5.375% 7/15/2025		2,763	2,764
Cenovus Energy, Inc. 4.25% 4/15/2027		13,613	13,429
Cenovus Energy, Inc. 2.65% 1/15/2032		2,969	2,476
Cenovus Energy, Inc. 5.25% 6/15/2037		289	272
Cenovus Energy, Inc. 3.75% 2/15/2052		19	13
Chevron Corp. 2.954% 5/16/2026		3,365	3,301
Civitas Resources, Inc. 8.75% 7/1/2031[6]		1,400	1,461
Columbia Pipelines Operating Co., LLC 5.927% 8/15/2030[6]		268	276
Diamondback Energy, Inc. 5.20% 4/18/2027		1,645	1,661
Diamondback Energy, Inc. 5.15% 1/30/2030		415	416
Diamondback Energy, Inc. 5.40% 4/18/2034		1,195	1,176
Diamondback Energy, Inc. 5.75% 4/18/2054		902	847
Ecopetrol SA 8.875% 1/13/2033		15,325	15,628
Energy Transfer, LP 5.25% 7/1/2029		979	984
Energy Transfer, LP 6.40% 12/1/2030		479	506
Eni SpA 5.50% 5/15/2034[6]		359	355
Eni SpA 5.95% 5/15/2054[6]		222	213
Enterprise Products Operating, LLC 4.95% 2/15/2035		1,465	1,418
Equinor ASA 3.625% 9/10/2028		4,928	4,772
Equinor ASA 3.125% 4/6/2030		20,000	18,434
Equinor ASA 3.25% 11/18/2049		5,687	3,890
Exxon Mobil Corp. 3.043% 3/1/2026		4,625	4,555
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[6]		11,320	11,187
Occidental Petroleum Corp. 8.875% 7/15/2030		4,345	4,965
Occidental Petroleum Corp. 6.125% 1/1/2031		759	777
Occidental Petroleum Corp. 6.45% 9/15/2036		3,330	3,411
Odebrecht Drilling Services, LLC 7.50% 6/15/2030[6]		6	6
Oleoducto Central SA 4.00% 7/14/2027[6]		1,715	1,623
Oleoducto Central SA 4.00% 7/14/2027		350	331
Petroleos Mexicanos 6.875% 10/16/2025		5,000	4,988
Petroleos Mexicanos 4.50% 1/23/2026		1,158	1,118
Petroleos Mexicanos 6.875% 8/4/2026		9,682	9,522
Petroleos Mexicanos 6.49% 1/23/2027		20,653	20,047
Petroleos Mexicanos 6.50% 3/13/2027		35,154	34,015
Petroleos Mexicanos 6.50% 1/23/2029		2,404	2,237
Petroleos Mexicanos 8.75% 6/2/2029		14,185	14,222
Petroleos Mexicanos 6.84% 1/23/2030		11,164	10,207
Petroleos Mexicanos 5.95% 1/28/2031		4,681	3,957
Petroleos Mexicanos 6.70% 2/16/2032		15,755	13,718
Saudi Arabian Oil Co. 5.75% 7/17/2054[6]		6,770	6,343

173	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Shell Finance US, Inc. 2.75% 4/6/2030	USD	377	$340
South Bow USA Infrastructure Holdings, LLC 4.911% 9/1/2027[6]		809	807
South Bow USA Infrastructure Holdings, LLC 6.176% 10/1/2054[6]		611	592
Southwestern Energy Co. 5.70% 1/23/2025		495	495
TotalEnergies Capital International SA 3.455% 2/19/2029		885	844
TotalEnergies Capital SA 5.275% 9/10/2054		1,395	1,291
			232,112

Industrials 1.80%
ADT Security Corp. 4.125% 8/1/2029[6]		510	469
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[2,6,8,10]		8,700	8,635
Aeropuerto Internacional de Tocumen, SA 4.00% 8/11/2041[6]		730	547
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[6]		565	410
Air Lease Corp. 2.875% 1/15/2026		10,172	9,960
Air Lease Corp. 2.20% 1/15/2027		4,341	4,122
Air Lease Corp. 5.20% 7/15/2031		3,650	3,609
BAE Systems PLC 5.00% 3/26/2027[6]		1,200	1,206
BAE Systems PLC 5.125% 3/26/2029[6]		3,482	3,491
BAE Systems PLC 5.25% 3/26/2031[6]		2,156	2,163
BAE Systems PLC 5.30% 3/26/2034[6]		570	569
Boeing Co. (The) 2.75% 2/1/2026		11,211	10,943
Boeing Co. (The) 2.196% 2/4/2026		9,781	9,491
Boeing Co. (The) 2.70% 2/1/2027		6,473	6,175
Boeing Co. (The) 5.04% 5/1/2027		13,539	13,579
Boeing Co. (The) 6.259% 5/1/2027		4,214	4,315
Boeing Co. (The) 3.25% 2/1/2028		11,810	11,125
Boeing Co. (The) 3.25% 3/1/2028		1,925	1,811
Boeing Co. (The) 6.298% 5/1/2029		1,507	1,563
Boeing Co. (The) 5.15% 5/1/2030		25,342	25,006
Boeing Co. (The) 3.625% 2/1/2031		751	682
Boeing Co. (The) 6.388% 5/1/2031		5,632	5,891
Boeing Co. (The) 6.528% 5/1/2034		1,381	1,447
Canadian National Railway Co. 5.85% 11/1/2033		465	489
Canadian Pacific Railway Co. 1.75% 12/2/2026		1,066	1,010
Canadian Pacific Railway Co. 3.10% 12/2/2051		2,286	1,487
Carrier Global Corp. 2.722% 2/15/2030		292	261
Carrier Global Corp. 2.70% 2/15/2031		292	254
Carrier Global Corp. 5.90% 3/15/2034		1,114	1,154
Carrier Global Corp. 3.577% 4/5/2050		47	34
Carrier Global Corp. 6.20% 3/15/2054		409	433
CK Hutchison International (23), Ltd. 4.75% 4/21/2028[6]		1,260	1,253
CSX Corp. 4.10% 11/15/2032		1,886	1,766
CSX Corp. 5.20% 11/15/2033		1,333	1,336
CSX Corp. 4.50% 11/15/2052		4,470	3,777
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[6]		978	932
General Dynamics Corp. 3.75% 5/15/2028		479	465
General Dynamics Corp. 3.625% 4/1/2030		387	366
Honeywell International, Inc. 4.875% 9/1/2029		270	272
Honeywell International, Inc. 4.95% 9/1/2031		270	270
Honeywell International, Inc. 4.75% 2/1/2032		900	886
Honeywell International, Inc. 5.00% 3/1/2035		400	392
Honeywell International, Inc. 5.25% 3/1/2054		400	375
Honeywell International, Inc. 5.35% 3/1/2064		400	376
L3Harris Technologies, Inc. 5.40% 7/31/2033		1,126	1,125
Lockheed Martin Corp. 4.80% 8/15/2034		886	860
Lockheed Martin Corp. 5.20% 2/15/2064		600	557
MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[6]		2,690	2,619
Norfolk Southern Corp. 5.05% 8/1/2030		1,734	1,754
Norfolk Southern Corp. 5.35% 8/1/2054		1,458	1,389

American Funds Insurance Series	174

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Northrop Grumman Corp. 4.70% 3/15/2033	USD	2,909	$2,821
Northrop Grumman Corp. 4.95% 3/15/2053		1,124	1,005
Republic Services, Inc. 2.375% 3/15/2033		1,635	1,325
Republic Services, Inc. 5.00% 4/1/2034		15	15
RTX Corp. 5.75% 11/8/2026		550	560
RTX Corp. 3.125% 5/4/2027		4,551	4,394
RTX Corp. 4.125% 11/16/2028		4,974	4,844
RTX Corp. 5.75% 1/15/2029		410	423
RTX Corp. 6.00% 3/15/2031		550	577
RTX Corp. 2.375% 3/15/2032		451	375
RTX Corp. 6.10% 3/15/2034		401	422
RTX Corp. 2.82% 9/1/2051		665	403
RTX Corp. 3.03% 3/15/2052		1,190	753
RTX Corp. 6.40% 3/15/2054		1,006	1,095
Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[6]		2,550	2,154
Triton Container International, Ltd. 3.15% 6/15/2031[6]		2,482	2,112
Union Pacific Corp. 2.15% 2/5/2027		2,213	2,111
Union Pacific Corp. 2.40% 2/5/2030		4,454	3,956
Union Pacific Corp. 2.375% 5/20/2031		2,298	1,985
Union Pacific Corp. 2.80% 2/14/2032		5,244	4,550
Union Pacific Corp. 2.95% 3/10/2052		1,405	888
United Rentals (North America), Inc. 5.50% 5/15/2027		2,500	2,492
Veralto Corp. 5.50% 9/18/2026		350	354
Veralto Corp. 5.35% 9/18/2028		2,450	2,482
Veralto Corp. 5.45% 9/18/2033		1,680	1,687
Waste Management, Inc. 1.50% 3/15/2031		419	341
Waste Management,Inc. 4.15% 4/15/2032		688	650
Waste Management,Inc. 4.875% 2/15/2034		2,830	2,778
			200,653

Communication services 1.40%
AT&T, Inc. 1.70% 3/25/2026		17,807	17,176
AT&T, Inc. 1.65% 2/1/2028		4,700	4,275
AT&T, Inc. 4.30% 2/15/2030		15,940	15,443
AT&T, Inc. 2.55% 12/1/2033		12,748	10,273
AT&T, Inc. 5.40% 2/15/2034		629	632
CCO Holdings, LLC 5.125% 5/1/2027[6]		4,800	4,721
CCO Holdings, LLC 4.75% 2/1/2032[6]		1,265	1,112
CCO Holdings, LLC 4.25% 1/15/2034[6]		3,875	3,148
Charter Communications Operating, LLC 6.10% 6/1/2029		1,360	1,387
Charter Communications Operating, LLC 2.80% 4/1/2031		6,057	5,110
Charter Communications Operating, LLC 4.40% 4/1/2033		1,092	976
Charter Communications Operating, LLC 5.75% 4/1/2048		5,000	4,280
Charter Communications Operating, LLC 5.25% 4/1/2053		835	676
Comcast Corp. 3.15% 2/15/2028		7,200	6,862
Comcast Corp. 4.55% 1/15/2029		1,610	1,594
Comcast Corp. 4.80% 5/15/2033		1,841	1,789
Comcast Corp. 2.887% 11/1/2051		18	11
Comcast Corp. 5.65% 6/1/2054		3,313	3,205
Comcast Corp. 5.50% 5/15/2064		250	233
Netflix, Inc. 5.375% 11/15/2029[6]		423	431
Netflix, Inc. 4.90% 8/15/2034		645	632
Netflix, Inc. 5.40% 8/15/2054		127	124
News Corp. 5.125% 2/15/2032[6]		1,300	1,228
SBA Tower Trust 1.631% 11/15/2026[6]		6,741	6,322
Sirius XM Radio, LLC 4.00% 7/15/2028[6]		675	623
T-Mobile USA, Inc. 3.50% 4/15/2025		3,275	3,261
T-Mobile USA, Inc. 2.625% 4/15/2026		4,416	4,307
T-Mobile USA, Inc. 3.75% 4/15/2027		5,000	4,886
T-Mobile USA, Inc. 4.95% 3/15/2028		705	706

175	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
T-Mobile USA, Inc. 4.80% 7/15/2028	USD	175	$174
T-Mobile USA, Inc. 4.85% 1/15/2029		2,725	2,710
T-Mobile USA, Inc. 3.875% 4/15/2030		4,500	4,237
T-Mobile USA, Inc. 2.875% 2/15/2031		14,691	12,928
T-Mobile USA, Inc. 5.05% 7/15/2033		832	815
T-Mobile USA, Inc. 5.75% 1/15/2034		730	749
T-Mobile USA, Inc. 3.00% 2/15/2041		2,100	1,499
T-Mobile USA, Inc. 6.00% 6/15/2054		920	933
T-Mobile USA, Inc. 5.50% 1/15/2055		406	383
Verizon Communications, Inc. 1.75% 1/20/2031		9,144	7,539
Verizon Communications, Inc. 2.55% 3/21/2031		5,047	4,348
Verizon Communications, Inc. 2.355% 3/15/2032		2,775	2,302
Verizon Communications, Inc. 4.78% 2/15/2035[6]		1,552	1,478
Verizon Communications, Inc. 3.55% 3/22/2051		625	442
Verizon Communications, Inc. 3.875% 3/1/2052		4,006	2,960
Vodafone Group PLC 4.25% 9/17/2050		3,050	2,369
WarnerMedia Holdings, Inc. 3.638% 3/15/2025		3,056	3,046
WarnerMedia Holdings, Inc. 3.755% 3/15/2027		1,126	1,085
WarnerMedia Holdings, Inc. 4.279% 3/15/2032		112	99
ZipRecruiter, Inc. 5.00% 1/15/2030[6]		490	442
			155,961

Consumer staples 1.07%
Altria Group, Inc. 4.40% 2/14/2026		4,585	4,565
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029		6,635	6,637
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049		4,715	4,644
BAT Capital Corp. 3.557% 8/15/2027		9,271	8,973
BAT Capital Corp. 2.259% 3/25/2028		2,353	2,162
BAT Capital Corp. 6.343% 8/2/2030		2,210	2,325
BAT Capital Corp. 4.742% 3/16/2032		2,675	2,576
BAT Capital Corp. 6.421% 8/2/2033		4,665	4,933
BAT Capital Corp. 7.079% 8/2/2043		1,323	1,434
BAT Capital Corp. 5.65% 3/16/2052		120	110
BAT International Finance PLC 3.95% 6/15/2025[6]		16,879	16,808
BAT International Finance PLC 1.668% 3/25/2026		4,070	3,918
BAT International Finance PLC 4.448% 3/16/2028		2,925	2,879
Campbell’s Co. (The) 5.20% 3/21/2029		726	733
Campbell’s Co. (The) 5.40% 3/21/2034		534	532
Coca-Cola Co. 4.65% 8/14/2034		1,460	1,421
Coca-Cola Co. 5.20% 1/14/2055		869	826
Coca-Cola Co. 5.40% 5/13/2064		970	935
Constellation Brands, Inc. 3.50% 5/9/2027		7,500	7,292
Constellation Brands, Inc. 4.35% 5/9/2027		890	882
Constellation Brands, Inc. 2.25% 8/1/2031		1,487	1,238
Constellation Brands,Inc. 4.75% 5/9/2032		1,978	1,904
Constellation Brands, Inc. 4.90% 5/1/2033		2,807	2,712
H.J. Heinz Co. 4.875% 10/1/2049		2,725	2,333
Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031		3,110	2,758
Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051		685	562
JBS USA Holding Lux SARL 2.50% 1/15/2027		3,000	2,851
JBS USA Holding Lux SARL 3.00% 2/2/2029		523	477
Philip Morris International, Inc. 4.875% 2/13/2026		2,508	2,516
Philip Morris International, Inc. 5.25% 9/7/2028		2,800	2,843
Philip Morris International, Inc. 5.125% 2/15/2030		982	987
Philip Morris International, Inc. 5.50% 9/7/2030		4,565	4,676
Philip Morris International, Inc. 4.75% 11/1/2031		830	812
Philip Morris International, Inc. 5.375% 2/15/2033		1,644	1,648

American Funds Insurance Series	176

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Reynolds American, Inc. 4.45% 6/12/2025	USD	14,570	$14,533
Walmart, Inc. 4.10% 4/15/2033		1,206	1,149
Walmart, Inc. 4.50% 4/15/2053		1,416	1,233
			119,817

Real estate 0.86%
American Tower Corp. 3.65% 3/15/2027		1,375	1,343
Boston Properties, LP 2.90% 3/15/2030		4,630	4,098
Boston Properties, LP 3.25% 1/30/2031		463	407
Boston Properties, LP 2.55% 4/1/2032		1,674	1,356
Boston Properties, LP 2.45% 10/1/2033		1,335	1,030
Boston Properties, LP 6.50% 1/15/2034		10,849	11,375
Boston Properties, LP 5.75% 1/15/2035		11,874	11,649
COPT Defense Properties, LP 2.00% 1/15/2029		1,139	1,003
COPT Defense Properties, LP 2.75% 4/15/2031		1,547	1,324
COPT Defense Properties, LP 2.90% 12/1/2033		564	453
Corp. Inmobiliaria Vesta, SAB de CV 3.625% 5/13/2031[6]		395	341
Crown Castle, Inc. 5.00% 1/11/2028		4,874	4,872
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034		3,410	3,425
Equinix,Inc. 2.90% 11/18/2026		2,762	2,668
Equinix, Inc. 3.20% 11/18/2029		887	816
Equinix, Inc. 3.90% 4/15/2032		1,155	1,064
FibraSOMA 4.375% 7/22/2031[6]		1,475	1,239
Howard Hughes Corp. (The) 5.375% 8/1/2028[6]		1,755	1,707
Howard Hughes Corp. (The) 4.125% 2/1/2029[6]		2,755	2,548
Howard Hughes Corp. (The) 4.375% 2/1/2031[6]		3,135	2,825
Iron Mountain, Inc. 5.25% 3/15/2028[6]		3,020	2,956
Iron Mountain, Inc. 5.25% 7/15/2030[6]		675	645
Iron Mountain, Inc. 6.25% 1/15/2033[6]		4,395	4,380
Kilroy Realty, LP 6.25% 1/15/2036		552	548
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[6]		4,683	4,819
Prologis, LP 4.875% 6/15/2028		1,040	1,043
Prologis, LP 4.75% 6/15/2033		1,409	1,365
Prologis, LP 5.125% 1/15/2034		6,175	6,088
Prologis, LP 5.00% 3/15/2034		360	352
Prologis, LP 5.25% 6/15/2053		117	109
Public Storage Operating Co. 2.30% 5/1/2031		2,920	2,495
Scentre Group Trust 1 3.50% 2/12/2025[6]		4,015	4,006
Service Properties Trust 3.95% 1/15/2028		1,710	1,434
Service Properties Trust 8.625% 11/15/2031[6]		3,040	3,177
VICI Properties, LP 4.375% 5/15/2025		670	669
VICI Properties, LP 4.75% 2/15/2028		6,844	6,791
			96,420

Information technology 0.40%
Analog Devices,Inc. 2.10% 10/1/2031		270	226
Analog Devices, Inc. 5.05% 4/1/2034		717	717
Analog Devices,Inc. 2.80% 10/1/2041		521	369
Broadcom Corp. 3.875% 1/15/2027		5,966	5,874
Broadcom, Inc. 5.05% 7/12/2027		2,545	2,570
Broadcom, Inc. 4.00% 4/15/2029[6]		609	586
Broadcom, Inc. 5.05% 7/12/2029		2,177	2,186
Broadcom, Inc. 5.15% 11/15/2031		5,186	5,221
Broadcom, Inc. 4.15% 4/15/2032[6]		630	591
Broadcom, Inc. 3.469% 4/15/2034[6]		11,652	10,104
Broadcom, Inc. 4.80% 10/15/2034		1,063	1,026
Broadcom, Inc. 3.137% 11/15/2035[6]		847	692
Broadcom, Inc. 4.926% 5/15/2037[6]		2,879	2,740
Cisco Systems, Inc. 4.95% 2/26/2031		991	995
Cisco Systems, Inc. 5.05% 2/26/2034		843	840

177	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Cisco Systems, Inc. 5.30% 2/26/2054	USD	784	$763
Microchip Technology, Inc. 5.05% 3/15/2029		4,350	4,343
Oracle Corp. 1.65% 3/25/2026		4,867	4,694
ServiceNow,Inc. 1.40% 9/1/2030		726	604
			45,141

Materials 0.29%
Air Products and Chemicals, Inc. 2.70% 5/15/2040		2,911	2,079
BHP Billiton Finance (USA), Ltd. 5.25% 9/8/2033		138	139
Braskem Netherlands Finance BV 7.25% 2/13/2033[6]		700	648
Celanese US Holdings, LLC 6.165% 7/15/2027		9,900	10,051
Celanese US Holdings, LLC 6.60% 11/15/2028		3,575	3,664
Celanese US Holdings, LLC 6.33% 7/15/2029		4,362	4,454
Celanese US Holdings, LLC 6.80% 11/15/2030		4,530	4,691
Celanese US Holdings, LLC 6.379% 7/15/2032		800	813
Celanese US Holdings, LLC 6.95% 11/15/2033		1,031	1,071
Dow Chemical Co. (The) 5.15% 2/15/2034		659	645
Dow Chemical Co. (The) 5.55% 11/30/2048		142	133
Dow Chemical Co. (The) 6.90% 5/15/2053		62	68
Dow Chemical Co. (The) 5.60% 2/15/2054		504	477
Methanex Corp. 5.125% 10/15/2027		510	499
NOVA Chemicals Corp. 8.50% 11/15/2028[6]		205	217
NOVA Chemicals Corp. 4.25% 5/15/2029[6]		425	385
OCI NV 6.70% 3/16/2033[6]		950	958
POSCO 5.75% 1/17/2028[6]		745	758
			31,750
Total corporate bonds, notes & loans			3,237,566

U.S. Treasury bonds & notes 17.83%
U.S. Treasury 17.04%
U.S. Treasury 3.875% 3/31/2025		81,282	81,203
U.S. Treasury 4.625% 6/30/2025		67,785	67,956
U.S. Treasury 3.00% 7/15/2025		97,643	97,025
U.S. Treasury 5.00% 9/30/2025		1,090	1,096
U.S. Treasury 5.00% 10/31/2025		27,980	28,150
U.S. Treasury 2.25% 11/15/2025		6,785	6,670
U.S. Treasury 4.00% 12/15/2025		42,800	42,730
U.S. Treasury 4.25% 12/31/2025		4,994	4,996
U.S. Treasury 3.625% 5/15/2026		1,926	1,911
U.S. Treasury 4.625% 6/30/2026		198	199
U.S. Treasury 4.375% 7/31/2026		271	272
U.S. Treasury 0.75% 8/31/2026		8,871	8,380
U.S. Treasury 4.625% 11/15/2026		3,589	3,614
U.S. Treasury 4.25% 11/30/2026		47,452	47,452
U.S. Treasury 4.00% 1/15/2027		3,741	3,724
U.S. Treasury 1.875% 2/28/2027		4,000	3,807
U.S. Treasury 2.625% 5/31/2027		43,530	41,922
U.S. Treasury 2.25% 11/15/2027		105,830	100,107
U.S. Treasury 6.125% 11/15/2027		24,000	25,212
U.S. Treasury 4.00% 12/15/2027		84,688	84,050
U.S. Treasury 1.125% 2/29/2028		9,895	8,980
U.S. Treasury 4.00% 2/29/2028		4,750	4,709
U.S. Treasury 3.625% 3/31/2028		13	13
U.S. Treasury 1.00% 7/31/2028		5,630	5,014
U.S. Treasury 1.125% 8/31/2028		13,555	12,094
U.S. Treasury 5.25% 11/15/2028		5,700	5,882
U.S. Treasury 2.375% 5/15/2029		4,070	3,752
U.S. Treasury 4.00% 7/31/2029		334	329
U.S. Treasury 3.875% 12/31/2029		44,049	43,052
U.S. Treasury 4.375% 12/31/2029		245,774	245,707

American Funds Insurance Series	178

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.00% 2/28/2030	USD	38,255		$37,569
U.S. Treasury 3.75% 5/31/2030		13,300		12,878
U.S. Treasury 4.125% 8/31/2030		11,215		11,046
U.S. Treasury 4.875% 10/31/2030		92,133		94,219
U.S. Treasury 1.625% 5/15/2031		1,630		1,376
U.S. Treasury 4.125% 11/30/2031		985		964
U.S. Treasury 4.50% 12/31/2031		43,334		43,499
U.S. Treasury 4.125% 11/15/2032		114		111
U.S. Treasury 4.375% 5/15/2034		100		99
U.S. Treasury 3.875% 8/15/2034		6,145		5,815
U.S. Treasury 4.25% 11/15/2034		49,913		48,646
U.S. Treasury 4.25% 5/15/2039[4]		125,497		119,261
U.S. Treasury 1.375% 11/15/2040		24,540		15,215
U.S. Treasury 1.875% 2/15/2041		24,272		16,281
U.S. Treasury 4.75% 2/15/2041		75,066		74,814
U.S. Treasury 2.00% 11/15/2041		57		38
U.S. Treasury 2.375% 2/15/2042		2,701		1,925
U.S. Treasury 3.25% 5/15/2042		10,848		8,834
U.S. Treasury 4.125% 8/15/2044		67,693		61,325
U.S. Treasury 3.00% 2/15/2049[4]		124,633		90,828
U.S. Treasury 2.875% 5/15/2049		19,228		13,653
U.S. Treasury 2.875% 5/15/2052		990		694
U.S. Treasury 4.00% 11/15/2052		7,328		6,393
U.S. Treasury 4.125% 8/15/2053		213		190
U.S. Treasury 4.25% 8/15/2054[4]		280,680		256,844
				1,902,525

U.S. Treasury inflation-protected securities 0.79%
U.S. Treasury Inflation-Protected Security 0.25% 1/15/2025[11]		3,003		2,999
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[11]		5,407		5,377
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[11]		5,949		5,784
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2027[11]		50,945		49,172
U.S. Treasury Inflation-Protected Security 0.50% 1/15/2028[4,11]		4,159		3,978
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[11]		11,291		10,948
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[11]		—	[3]	—	[3]
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[11]		5,973		4,789
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[11]		5,789		5,364
				88,411
Total U.S. Treasury bonds & notes				1,990,936

Asset-backed obligations 6.07%
ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[1,6]		95		96
Affirm Asset Securitization Trust, Series 2021-Z2, Class A, 1.17% 11/16/2026[1,6]		29		29
Affirm Asset Securitization Trust, Series 2024-B, Class A, 4.62% 9/15/2029[1,6]		9,848		9,799
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[1,6]		325		326
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029[1,6]		11,785		11,875
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029[1,6]		3,485		3,512
Affirm, Inc., Series 2024-X1, Class A, 6.27% 5/15/2029[1,6]		1,291		1,296
Affirm,Inc., Series 2024-X2, Class A, 5.22% 12/17/2029[1,6]		6,035		6,045
Ally Auto Receivables Trust, Series 2023-1, Class A3, 5.46% 5/15/2028[1]		505		510
American Credit Acceptance Receivables Trust, Series 2023-4, Class B, 6.63% 2/14/2028[1,6]		4,033		4,066
American Homes 4 Rent, Series 2015-SFR2, Class A, 3.732% 10/17/2052[1,6]		2,654		2,630
American Homes 4 Rent, Series 2015-SFR2, Class B, 4.295% 10/17/2052[1,6]		396		394
AmeriCredit Automobile Receivables Trust, Series 2023-1, Class A2A, 5.84% 10/19/2026[1]		187		187
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 1/19/2027[1]		103		103
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 1/19/2027[1]		1,109		1,087
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 6/18/2027[1]		2,613		2,522

179	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029[1,6]	USD	13,550	$13,458
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-1A, Class A, 2.33% 8/20/2026[1,6]		7,689	7,613
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027[1,6]		2,427	2,370
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2A, Class B, 2.96% 2/20/2027[1,6]		623	612
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class C, 4.25% 2/20/2027[1,6]		1,279	1,263
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class A, 1.38% 8/20/2027[1,6]		3,445	3,287
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class B, 1.63% 8/20/2027[1,6]		531	506
Avis Budget Rental Car Funding (AESOP), LLC, Series 2021-1A, Class C, 2.13% 8/20/2027[1,6]		193	184
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028[1,6]		6,724	6,860
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[1,6]		5,059	5,213
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030[1,6]		4,665	4,739
AXIS Equipment Finance Receivables, LLC, Series 2024-2, Class A2, 5.19% 7/21/2031[1,6]		6,298	6,355
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 10/17/2034[1,6]		12	12
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 10/17/2034[1,6]		269	261
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class A, 2.443% 7/15/2046[1,6]		3,234	2,956
Blackbird Capital II Aircraft Lease, Ltd. / Blackbird Capital II Aircraft Lease US, LLC, Series 2021-1, Class B, 3.446% 7/15/2046[1,6]		372	338
Blue Owl Asset Leasing Trust, Series 2024-1A, Class A2, 5.05% 3/15/2029[1,6]		1,509	1,513
BMW Vehicle Owner Trust, Series 2023-A, Class A3, 5.47% 2/25/2028[1]		213	215
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class A3, 6.51% 11/15/2027[1]		773	778
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028[1]		5,539	5,560
Bridgecrest Lending Auto Securitization Trust, Series 2023-1, Class B, 6.80% 8/15/2029[1]		1,400	1,425
Business Jet Securities, LLC, Series 2024-2A, Class A, 5.364% 9/15/2039[1,6]		7,056	6,982
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032[1,6]		14,792	14,898
CarMax Auto Owner Trust, Series 2023-2, Class A2A, 5.50% 6/15/2026[1]		81	81
CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94% 12/15/2026[1]		210	208
CarMax Auto Owner Trust, Series 2021-1, Class D, 1.28% 7/15/2027[1]		206	204
Carvana Auto Receivables Trust, Series 2023-N3, Class A, 6.41% 9/10/2027[1,6]		90	90
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028[1,6]		469	475
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72% 9/11/2028[1]		84	81
Carvana Auto Receivables Trust, Series 2023-P3, Class A4, 5.71% 7/10/2029[1,6]		172	176
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,6]		14,188	12,645
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 3.464% 5/11/2037[1,6]		5,529	4,876
Castlelake Aircraft Securitization Trust, Series 2021-1, Class C, 6.171% 5/11/2037[1,6]		613	534
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 8/15/2041[1,6]		306	290
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]		18,497	18,077
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,6]		1,912	1,719
CF Hippolyta, LLC, Series 2020-1, Class B1, 2.28% 7/15/2060[1,6]		3,362	3,261
CF Hippolyta, LLC, Series 2020-1, Class B2, 2.60% 7/15/2060[1,6]		364	316
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,6]		5,994	5,686
CF Hippolyta, LLC, Series 2021-1, Class B1, 1.98% 3/15/2061[1,6]		1,898	1,771
CF Hippolyta, LLC, Series 2022-1A, Class A1, 5.97% 8/15/2062[1,6]		14,984	14,992
CF Hippolyta, LLC, Series 2022-1A, Class A2, 6.11% 8/15/2062[1,6]		6,572	6,547
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035[1,6]		840	852

American Funds Insurance Series	180

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028[1,6]	USD	1,635	$1,658
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030[1,6]		799	816
Clarus Capital Funding, LLC, Series 2024-1A, Class A2, 4.71% 8/20/2032[1,6]		8,047	8,022
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045[1,6]		1,690	1,550
CLI Funding VI, LLC, Series 2020-3A, Class A, 2.07% 10/18/2045[1,6]		3,479	3,201
CLI Funding VIII, LLC, Series 2021-1A, Class A, 2.38% 2/18/2046[1,6]		317	286
CPS Auto Receivables Trust, Series 2023-C, Class A, 6.13% 9/15/2026[1,6]		80	80
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 12/15/2026[1,6]		83	83
CPS Auto Receivables Trust, Series 2023-D, Class A, 6.40% 6/15/2027[1,6]		559	561
CPS Auto Receivables Trust, Series 2023-B, Class A, 5.91% 8/16/2027[1,6]		261	262
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028[1,6]		1,237	1,247
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,6]		1,734	1,737
CPS Auto Receivables Trust, Series 2022-B, Class C, 4.33% 8/15/2028[1,6]		2,437	2,433
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]		2,390	2,393
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 1/16/2029[1]		2,192	2,173
DriveTime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 11/16/2026[1,6]		261	258
DriveTime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2/16/2027[1,6]		535	529
DriveTime Auto Owner Trust, Series 2023-2, Class A, 5.88% 4/15/2027[1,6]		49	49
DriveTime Auto Owner Trust, Series 2023-3, Class C, 6.40% 5/15/2029[1,6]		819	833
DriveTime Auto Owner Trust, Series 2023-3, Class D, 7.12% 5/15/2029[1,6]		846	873
EDvestinU Private Education Loan, LLC, Series 2021-A, Class A, 1.80% 11/25/2045[1,6]		299	273
Enterprise Fleet Financing, LLC, Series 2024-3, Class A2, 5.31% 4/20/2027[1,6]		3,367	3,393
Enterprise Fleet Financing, LLC, Series 2024-4, Class A2, 4.69% 7/20/2027[1,6]		9,326	9,341
Enterprise Fleet Financing, LLC, Series 2022-3, Class A3, 4.29% 7/20/2029[1,6]		897	892
Enterprise Fleet Financing, LLC, Series 2022-3, Class A2, 4.38% 7/20/2029[1,6]		537	536
Enterprise Fleet Financing, LLC, Series 2024-1, Class A2, 5.23% 3/20/2030[1,6]		12,938	13,035
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[1,6]		8,753	8,776
Exeter Automobile Receivables Trust, Series 2023-5A, Class A3, 6.32% 3/15/2027[1]		1,195	1,198
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 4/15/2027[1]		1,882	1,837
Exeter Automobile Receivables Trust, Series 2023-3A, Class B, 6.11% 9/15/2027[1]		184	184
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028[1]		5,028	5,095
Exeter Automobile Receivables Trust, Series 2023-3A, Class C, 6.21% 6/15/2028[1]		418	423
Exeter Automobile Receivables Trust, Series 2022-2A, Class D, 4.56% 7/17/2028[1]		271	270
Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68% 4/16/2029[1]		758	778
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029[1]		462	471
Exeter Automobile Receivables Trust, Series 2023-3A, Class E, 9.98% 1/15/2031[1,6]		1,014	1,100
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 10/19/2037[1,6]		16,638	16,222
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.135% 12/17/2038[1,6]		1,370	1,304
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/17/2039[1,6]		1,726	1,692
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028[1,6]		561	565
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029[1,6]		312	315
Flagship Credit Auto Trust, Series 2023-3, Class C, 6.01% 7/16/2029[1,6]		454	461
Flagship Credit Auto Trust, Series 2023-3, Class D, 6.58% 8/15/2029[1,6]		307	303
Ford Credit Auto Owner Trust, Series 2023-A, Class A2A, 5.14% 3/15/2026[1]		71	71
Ford Credit Auto Owner Trust, Series 2023-B, Class A3, 5.23% 5/15/2028[1]		765	772
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06% 2/15/2029[1]		597	603
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 7/15/2031[1,6]		30,070	30,053
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 8/15/2031[1,6]		1,619	1,614
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85% 8/15/2035[1,6]		4,218	4,239
Ford Credit Floorplan Master Owner Trust, Series 2023-1, Class A1, 4.92% 5/15/2028[1,6]		5,833	5,865
GCI Funding I, LLC, Series 2020-1, Class A, 2.82% 10/18/2045[1,6]		1,506	1,391
GCI Funding I, LLC, Series 2021-1, Class A, 2.38% 6/18/2046[1,6]		1,146	1,032
GCI Funding I, LLC, Series 2021-1, Class B, 3.04% 6/18/2046[1,6]		127	114
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040[1,6]		2,030	1,917
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 4/17/2041[1,6]		7,304	6,670
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041[1,6]		2,043	1,879
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 8/17/2041[1,6]		1,721	1,567
GLS Auto Receivables Trust, Series 2023-2, Class A2, 5.70% 1/15/2027[1,6]		81	81
GLS Auto Receivables Trust, Series 2023-4, Class A3, 6.42% 6/15/2027[1,6]		4,751	4,786
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,6]		2,385	2,393

181	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028[1,6]	USD	1,175	$1,184
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029[1,6]		561	570
GLS Auto Receivables Trust, Series 2023-3, Class D, 6.44% 5/15/2029[1,6]		507	517
GLS Auto Select Receivables Trust, Series 2024-4A, Class A2, 4.43% 12/17/2029[1,6]		2,831	2,820
GLS Auto Select Receivables Trust, Series 2024-2, Class A2, 5.58% 6/17/2030[1,6]		2,016	2,039
GM Financial Automobile Leasing Trust, Series 2023-3, Class A3, 5.38% 11/20/2026[1]		807	811
GM Financial Automobile Leasing Trust, Series 2023-3, Class A4, 5.44% 8/20/2027[1]		101	102
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A3, 5.45% 6/16/2028[1]		483	488
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34% 12/18/2028[1]		320	325
GM Financial Revolving Receivables Trust, Series 2023-1, Class A, 5.12% 4/11/2035[1,6]		4,815	4,876
GM Financial Revolving Receivables Trust, Series 2022-1, Class A, 5.91% 10/11/2035[1,6]		2,703	2,790
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036[1,6]		3,984	4,134
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A1, 5.34% 6/15/2028[1,6]		1,600	1,619
GMF Floorplan Owner Revolving Trust, Series 2023-1, Class A, 5.34% 6/17/2030[1,6]		948	967
Hertz Vehicle Financing III, LLC, Series 2021-A, Class B, 9.44% 6/25/2025[1,6,8]		8,590	8,590
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027[1,6]		330	333
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028[1,6]		1,174	1,082
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027[1,6]		17,770	16,693
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027[1,6]		1,264	1,191
Hertz Vehicle Financing, LLC, Series 2021-2A, Class C, 2.52% 12/27/2027[1,6]		859	809
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[1,6]		3,007	3,029
Honda Auto Receivables Owner Trust, Series 2023-1, Class A3, 5.04% 4/21/2027[1]		325	326
Honda Auto Receivables Owner Trust, Series 2023-1, Class A4, 4.97% 6/21/2029[1]		188	190
Horizon Aircraft Finance, Series 2024-1, Class A, 5.375% 9/15/2049[1,6]		9,361	9,094
Hyundai Auto Receivables Trust, Series 2023-B, Class A3, 5.48% 4/17/2028[1]		160	162
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31% 8/15/2029[1]		160	162
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[1,6]		117	117
LAD Auto Receivables Trust, Series 2021-1A, Class B, 1.94% 11/16/2026[1,6]		26	26
LAD Auto Receivables Trust, Series 2022-1, Class A, 5.21% 6/15/2027[1,6]		247	248
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[1,6]		706	708
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]		496	497
LAD Auto Receivables Trust, Series 2022-1, Class B, 5.87% 9/15/2027[1,6]		438	442
LAD Auto Receivables Trust, Series 2023-4, Class A3, 6.10% 12/15/2027[1,6]		1,622	1,635
LAD Auto Receivables Trust, Series 2023-2, Class A3, 5.42% 2/15/2028[1,6]		861	866
LAD Auto Receivables Trust, Series 2023-2, Class B, 5.45% 4/15/2028[1,6]		615	619
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028[1,6]		848	862
LAD Auto Receivables Trust, Series 2023-2, Class C, 5.58% 9/15/2028[1,6]		1,361	1,370
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[1,6]		3,223	3,288
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028[1,6]		714	731
LAD Auto Receivables Trust, Series 2022-1, Class C, 6.85% 4/15/2030[1,6]		623	637
LAD Auto Receivables Trust, Series 2023-3, Class D, 6.92% 12/16/2030[1,6]		483	500
LAD Auto Receivables Trust, Series 2023-2, Class D, 6.30% 2/15/2031[1,6]		123	125
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.95% 11/15/2028[1]		1,050	1,070
Merchants Fleet Funding, LLC, Series 2023-1, Class A, 7.21% 5/20/2036[1,6]		972	983
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037[1,6]		7,752	7,831
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[1,6]		3,155	3,174
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,6]		1,800	1,606
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 12/16/2069[1,6]		1,043	919
Navient Student Loan Trust, Series 2021-G, Class A, 1.58% 4/15/2070[1,6]		657	581
Navigator Aircraft ABS, Ltd., Series 2021-1, Class A, 2.771% 11/15/2046[1,6]		3,710	3,415
Nelnet Student Loan Trust, Series 2021-CA, Class AFX, 1.32% 4/20/2062[1,6]		190	175
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]		3,267	3,024
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 4/20/2062[1,6]		7,475	6,927
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.225% 4/20/2062[1,2,6]		2,444	2,434
American Funds Insurance Series	182

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]	USD	50,765	$46,854
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD CME Term SOFR + 1.232%) 5.857% 7/25/2030[1,2,6]		177	177
Nissan Auto Receivables Owner Trust, Series 2023-B, Class A3, 5.93% 3/15/2028[1]		598	608
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031[1,6]		6,905	6,923
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031[1,6]		2,314	2,269
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class B, 5.42% 10/17/2031[1,6]		482	475
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027[1,6]		3,173	3,167
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027[1,6]		4,464	4,507
PFS Financing Corp., Series 2022-D, Class A, 4.27% 8/16/2027[1,6]		1,721	1,718
PFS Financing Corp., Series 2023-D, Class A, (30-day Average USD-SOFR + 1.15%) 5.748% 8/16/2027[1,2,6]		1,393	1,399
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028[1,6]		1,710	1,735
PFS Financing Corp., Series 2023-B, Class A, 5.27% 5/15/2028[1,6]		4,558	4,598
PFS Financing Corp., Series 2023-C, Class A, 5.52% 10/16/2028[1,6]		909	923
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039[1,6]		6,152	6,043
Post Road Equipment Finance, Series 2024-1, Class A2, 5.59% 11/15/2029[1,6]		2,261	2,276
Prestige Auto Receivables Trust, Series 2023-2, Class B, 6.64% 12/15/2027[1,6]		5,088	5,171
Prodigy Finance DAC, Series 2021-1A, Class A, (1-month USD CME Term SOFR + 1.364%) 5.702% 7/25/2051[1,2,6]		213	213
Santander Drive Auto Receivables Trust, Series 2022-5, Class B, 4.43% 3/15/2027[1]		363	363
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 7/15/2027[1]		720	713
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]		5,177	5,193
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 9/15/2027[1]		1,224	1,208
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028[1]		703	706
Santander Drive Auto Receivables Trust, Series 2022-5, Class C, 4.74% 10/16/2028[1]		856	856
Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77% 12/15/2028[1]		700	710
SBNA Auto Lease Trust, Series 2024-C, Class A2, 4.94% 11/20/2026[1,6]		2,413	2,416
SBNA Auto Lease Trust, Series 2024-A, Class A3, 5.39% 11/20/2026[1,6]		6,276	6,312
SCF Equipment Leasing, LLC, Series 2024-1A, Class A2, 5.88% 11/20/2029[1,6]		3,047	3,073
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A2A, 5.89% 3/22/2027[1,6]		444	445
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A3, 5.47% 10/20/2028[1,6]		624	630
SFS Auto Receivables Securitization Trust, Series 2023-1, Class A4, 5.47% 12/20/2029[1,6]		361	367
SLAM, Ltd., Series 2021-1, Class A, 2.434% 6/15/2046[1,6]		2,276	2,071
SLAM, Ltd., Series 2021-1, Class B, 3.422% 6/15/2046[1,6]		420	380
SMB Private Education Loan Trust, Series 2023-C, Class A1A, 5.67% 11/15/2052[1,6]		726	736
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.148% 11/15/2052[1,2,6]		801	811
SOLRR Aircraft Aviation Holding, Ltd., Series 2021-1, Class A, 2.636% 10/15/2046[1,6]		2,037	1,863
SPRITE, Ltd., Series 2021-1, Class A, 3.75% 11/15/2046[1,6]		2,119	2,028
Stellar Jay Ireland DAC, Series 2021-1, Class A, 3.967% 10/15/2041[1,6]		233	224
Stonepeak Infrastructure Partners, Series 2021-1A, Class AA, 2.301% 2/28/2033[1,6]		605	580
Stonepeak Infrastructure Partners, Series 2021-1A, Class A, 2.675% 2/28/2033[1,6]		687	658
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 9/15/2075[1,6]		1,227	1,176
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045[1,6]		2,154	2,004
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 8/21/2045[1,6]		881	840
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 9/20/2045[1,6]		1,669	1,546
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046[1,6]		5,029	4,555
Textainer Marine Containers, Ltd., Series 2021-1, Class B, 2.52% 2/20/2046[1,6]		281	254
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046[1,6]		4,240	3,876
TIF Funding II, LLC, Series 2020-1A, Class A, 2.09% 8/20/2045[1,6]		3,506	3,245
TIF Funding II, LLC, Series 2021-1A, Class B, 2.54% 2/20/2046[1,6]		105	93
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045[1,6]		8,228	7,491
Triton Container Finance VIII, LLC, Series 2021-1, Class A, 1.86% 3/20/2046[1,6]		2,852	2,542
Triton Container Finance VIII, LLC, Series 2021-1A, Class B, 2.58% 3/20/2046[1,6]		277	247
Verizon Master Trust, Series 2023-2, Class A, 4.89% 4/13/2028[1]		1,215	1,216
Verizon Master Trust, Series 2024-1, Class A1A, 5.00% 12/20/2028[1]		7,985	8,029

183	American Funds Insurance Series

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Asset-backed obligations (continued)
Verizon Master Trust, Series 2023-3, Class A, 4.73% 4/21/2031[1,6]	USD	5,380	$5,400
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 12/15/2026[1,6]		1,054	1,044
Westlake Automobile Receivables Trust, Series 2023-2, Class A3, 5.80% 2/16/2027[1,6]		1,579	1,583
Westlake Automobile Receivables Trust, Series 2023-3, Class A3, 5.82% 5/17/2027[1,6]		3,420	3,444
Westlake Automobile Receivables Trust, Series 2023-4, Class A3, 6.24% 7/15/2027[1,6]		3,052	3,089
Westlake Automobile Receivables Trust, Series 2023-3, Class B, 5.92% 9/15/2028[1,6]		1,175	1,187
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028[1,6]		2,219	2,254
Westlake Automobile Receivables Trust, Series 2023-3, Class D, 6.47% 3/15/2029[1,6]		1,236	1,269
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,6]		12,506	12,529
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039[1,6]		9,695	9,691
World Omni Auto Receivables Trust, Series 2023-C, Class A3, 5.15% 11/15/2028[1]		290	292
World Omni Auto Receivables Trust, Series 2023-C, Class A4, 5.03% 11/15/2029[1]		232	234
			677,553

Municipals 1.49%
California 0.02%
G.O. Bonds, Series 2009, 7.50% 4/1/2034		2,100	2,398

Illinois 1.33%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 11/1/2029		65	64
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 12/1/2039		31,050	28,784
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 12/1/2040		8,945	8,415
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 12/15/2025		2,500	2,419
G.O. Bonds, Pension Funding, Series 2003, 5.10% 6/1/2033		110,885	109,392
			149,074

Massachusetts 0.07%
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2024-A, 6.352% 7/1/2049		7,500	7,593

Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		4,075	2,832

Wisconsin 0.04%
Public Fin. Auth., Federal Lease Rev. Bonds (Fort Sam Acquisition Fncg.), Series 2022, 4.95% 3/1/2034		4,525	4,298
Total municipals			166,195

Bonds & notes of governments & government agencies outside the U.S. 0.72%
Chile (Republic of) 4.00% 1/31/2052		580	434
Colombia (Republic of) 7.50% 2/2/2034		2,530	2,496
Dominican Republic 5.95% 1/25/2027[6]		8,100	8,067
Dominican Republic 7.05% 2/3/2031[6]		680	698
Greece (Hellenic Republic of) 1.50% 6/18/2030	EUR	10,830	10,529
Greece (Hellenic Republic of) 0.75% 6/18/2031		9,600	8,725
Greece (Hellenic Republic of) 4.25% 6/15/2033		23,825	26,696
Indonesia (Republic of), Series 96, 7.00% 2/15/2033	IDR	43,391,000	2,692
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034		11,783,000	714
Indonesia (Republic of), Series 68, 8.375% 3/15/2034		53,026,000	3,583
Paraguay (Republic of) 5.00% 4/15/2026		USD960	955

American Funds Insurance Series	184

The Bond Fund of America® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. (continued)
Poland (Republic of) 5.75% 11/16/2032	USD	555	$567
Poland (Republic of) 4.875% 10/4/2033		830	798
United Mexican States 6.00% 5/7/2036		14,755	13,922
			80,876
Federal agency bonds & notes 0.10%
Fannie Mae 2.125% 4/24/2026[4]		11,910	11,617
Total bonds, notes & other debt instruments (cost: $10,898,723,000)			10,586,423

Common stocks 0.00%	Shares
Energy 0.00%
FORESEA Holding SA, Class C, nonvoting shares[6]	555	14
FORESEA Holding SA, Class B6	61	2
		16

Financials 0.00%
SVB Financial Group, Class C, Trust Units[8,12]	61,200	—	[3]
Total common stocks (cost: $9,000)		16

Short-term securities 6.54%
Money market investments 6.54%
Capital Group Central Cash Fund 4.50%[13,14]	7,299,754	730,121
Total short-term securities (cost: $729,827,000)		730,121

Total investment securities 101.34% (cost: $11,628,559,000)		11,316,560
Other assets less liabilities (1.34)%		(149,662)
Net assets 100.00%		$11,166,898

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Day Federal Funds Futures	Long	29	3/3/2025	USD	11,564	$4
30 Day Federal Funds Futures	Long	47	5/1/2025		18,765	(11)
3 Month SOFR Futures	Long	108	3/19/2025		25,828	5
3 Month SOFR Futures	Short	339	6/18/2025		(81,212)	603
3 Month SOFR Futures	Long	1,250	9/17/2025		299,860	1,738
3 Month SOFR Futures	Long	293	3/18/2026		70,360	43
3 Month SOFR Futures	Long	202	6/17/2026		48,513	(501)
3 Month SOFR Futures	Short	190	6/16/2027		(45,612)	— [3]
2 Year U.S. Treasury Note Futures	Long	14,149	4/3/2025		2,909,167	(2,029)
5 Year U.S. Treasury Note Futures	Long	11,908	4/3/2025		1,265,876	(8,242)
10 Year Euro-Bund Futures	Short	16	3/10/2025		(2,211)	59
10 Year Ultra U.S. Treasury Note Futures	Long	3,468	3/31/2025		386,032	(5,688)
10 Year U.S. Treasury Note Futures	Long	3,471	3/31/2025		377,471	(5,135)
20 Year U.S. Treasury Note Futures	Short	3,226	3/31/2025		(367,260)	10,144
30 Year Ultra U.S. Treasury Bond Futures	Long	3,455	3/31/2025		410,821	(21,240)
						$(30,250)

185	American Funds Insurance Series

The Bond Fund of America® (continued)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2024 (000)
USD	46,652	EUR	44,257	Citibank	1/8/2025	$793
USD	7,010	IDR	111,703,701	Citibank	1/10/2025	102
JPY	3,901,364	EUR	24,989	UBS AG	1/10/2025	(1,070)
EUR	1,418	USD	1,500	Morgan Stanley	1/15/2025	(31)
USD	36,046	EUR	34,264	Morgan Stanley	1/23/2025	521
USD	79,564	JPY	12,198,798	UBS AG	1/24/2025	1,807
JPY	7,995,154	CHF	46,390	BNP Paribas	1/27/2025	(295)
						$1,827

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		12/31/2024 (000)	(received) (000)	at 12/31/2024 (000)
4.9035%	Annual	SOFR	Annual	9/14/2025	USD	42,065	$184	$—	$184
4.4555%	Annual	SOFR	Annual	12/6/2025	USD	95,750	226	—	226
3.998%	Annual	SOFR	Annual	12/4/2028	USD	40,040	(74)	—	(74)
SOFR	Annual	4.017%	Annual	6/24/2029	USD	14,500	19	—	19
SOFR	Annual	3.9565%	Annual	7/12/2029	USD	14,500	55	—	55
SOFR	Annual	3.8185%	Annual	7/26/2029	USD	15,007	143	—	143
SOFR	Annual	3.3825%	Annual	8/29/2029	USD	10,159	285	—	285
SOFR	Annual	3.3125%	Annual	10/7/2029	USD	11,993	380	—	380
SOFR	Annual	3.455%	Annual	10/7/2029	USD	12,103	309	—	309
SOFR	Annual	3.551%	Annual	10/7/2029	USD	12,103	259	—	259
SOFR	Annual	3.4445%	Annual	10/7/2029	USD	6,052	154	—	154
SOFR	Annual	3.4805%	Annual	10/7/2029	USD	6,052	148	—	148
SOFR	Annual	3.543%	Annual	10/7/2029	USD	6,052	131	—	131
SOFR	Annual	3.552%	Annual	10/7/2029	USD	4,000	85	—	85
SOFR	Annual	3.70%	Annual	10/29/2029	USD	3,855	58	—	58
SOFR	Annual	3.965%	Annual	11/14/2029	USD	30,465	108	—	108
SOFR	Annual	3.9195%	Annual	11/15/2029		8,240	46	—	46
8.805%	28-day	Overnight MXN-F-TIIE	28-day	11/16/2029	MXN	1,241,250	(893)	—	(893)
SOFR	Annual	3.763%	Annual	12/12/2029	USD	11,790	148	—	148
SOFR	Annual	3.8275%	Annual	9/1/2033	USD	9,600	164	—	164
SOFR	Annual	3.997%	Annual	9/14/2033	USD	9,615	46	—	46
SOFR	Annual	3.6025%	Annual	1/8/2034	USD	16,295	566	—	566
SOFR	Annual	3.5685%	Annual	1/9/2034	USD	19,970	745	—	745
SOFR	Annual	3.871%	Annual	3/4/2034	USD	28,120	425	—	425
SOFR	Annual	3.3865%	Annual	8/29/2034	USD	2,786	154	—	154
SOFR	Annual	3.393%	Annual	8/29/2034	USD	2,566	140	—	140
SOFR	Annual	3.4105%	Annual	8/29/2034	USD	1,823	97	—	97
SOFR	Annual	3.379%	Annual	8/29/2034	USD	1,135	63	—	63
8.895%	28-day	Overnight MXN-F-TIIE	28-day	11/10/2034	MXN	72,728	(111)	—	(111)
8.90%	28-day	Overnight MXN-F-TIIE	28-day	11/10/2034	MXN	100,913	(153)	—	(153)
SOFR	Annual	3.883%	Annual	7/28/2045	USD	33,965	991	—	991
SOFR	Annual	3.486%	Annual	1/17/2054	USD	1,835	145	—	145
							$5,043	$—	$5,043

American Funds Insurance Series	186

The Bond Fund of America® (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Bilateral interest rate swaps

Receive		Pay				Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	amount (000)		12/31/2024 (000)	(received) (000)	at 12/31/2024 (000)
12.32%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	25,300	$(487)	$—	$(487)
12.99%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL	36,820	(567)	—	(567)
13.04%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	41,300	(624)	—	(624)
12.99%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	41,300	(636)	—	(636)
12.365%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	38,509	(731)	—	(731)
14.24%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	88,380	(734)	—	(734)
12.36%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	38,753	(737)	—	(737)
12.3075%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL	38,500	(744)	—	(744)
13.18%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	56,000	(802)	—	(802)
13.05%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	77,000	(1,160)	—	(1,160)
12.36%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL	77,020	(1,465)	—	(1,465)
12.35%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/2/2029	BRL	76,900	(1,467)	—	(1,467)
12.303%	At maturity	BZDIOVER	At maturity	BNP Paribas	1/2/2029	BRL	75,919	(1,469)	—	(1,469)
								$(11,623)	$—	$(11,623)

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD	102,935	$(7,944)	$(7,958)	$14
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029		77	(2)	(2)	—	[3]
						$(7,946)	$(7,960)	$14

Investments in affiliates

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 6.54%
Money market investments 6.54%
Capital Group Central Cash Fund 4.50%[13]	$2,168,331	$2,724,823	$4,163,541	$248	$260	$730,121	$82,065

187	American Funds Insurance Series

The Bond Fund of America® (continued)

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[3]	Amount less than one thousand.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $100,808,000, which represented .90% of the net assets of the fund.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,752,427,000, which represented 15.69% of the net assets of the fund.
[7]	Step bond; coupon rate may change at a later date.
[8]	Value determined using significant unobservable inputs.
[9]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[10]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $8,635,000, which represented .08% of the net assets of the fund.
[11]	Index-linked bond whose principal amount moves with a government price index.
[12]	Security did not produce income during the last 12 months.
[13]	Rate represents the seven-day yield at 12/31/2024.
[14]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

Assn. = Association

Auth. = Authority

BRL = Brazilian reais

BZDIOVER = Overnight Brazilian Interbank Deposit Rate

CHF = Swiss francs

CLO = Collateralized Loan Obligations

CME = CME Group

CMO = Collateralized Mortgage Obligations

DAC = Designated Activity Company

EUR = Euros

EURIBOR = Euro Interbank Offered Rate

Fin. = Finance

Fncg. = Financing

F-TIIE = Funding Equilibrium Interbank Interest Rate

G.O. = General Obligation

ICE = Intercontinental Exchange, Inc.

IDR = Indonesian rupiah

JPY = Japanese yen

LIBOR = London Interbank Offered Rate

MXN = Mexican pesos

Ref. = Refunding

Rev. = Revenue

SOFR = Secured Overnight Financing Rate

TBA = To be announced

TIIE = Interbank Equilibrium Interest Rate

USD = U.S. dollars

UST = U.S. Treasury

Refer to the notes to financial statements.

American Funds Insurance Series	188

Capital World Bond Fund®

Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 95.93%	Principal amount (000)		Value (000)
Euros 18.80%
AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR	2,800	$2,642
Alpha Bank SA 6.875% 6/27/2029 (1-year EUR-ICE Swap EURIBOR + 3.793% on 6/27/2028)[1]		500	578
Alpha Bank SA 5.00% 5/12/2030 (1-year EUR-ICE Swap EURIBOR + 2.432% on 5/12/2029)[1]		100	110
Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]		680	719
Altria Group, Inc. 3.125% 6/15/2031		800	811
American Tower Corp. 0.45% 1/15/2027		2,525	2,494
American Tower Corp. 0.875% 5/21/2029		1,470	1,388
Anheuser-Busch InBev SA/NV 1.125% 7/1/2027		2,000	2,000
AT&T, Inc. 1.60% 5/19/2028		2,350	2,335
Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]		900	988
Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[1]		700	779
Bank Gospodarstwa Krajowego 4.25% 9/13/2044		290	297
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]		5,000	5,298
Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]		2,800	2,907
Belgium (Kingdom of), Series 97, 3.00% 6/22/2033		1,530	1,601
Belgium (Kingdom of), Series 100, 2.85% 10/22/2034		880	902
Belgium (Kingdom of), Series 98, 3.30% 6/22/2054		880	871
BPCE SA 1.00% 4/1/2025		2,900	2,989
BPCE SA 4.50% 1/13/2033		1,400	1,524
British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]		4,980	5,068
Bulgaria (Republic of) 3.625% 9/5/2032		646	685
CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]		3,800	3,920
Celanese US Holdings, LLC 4.777% 7/19/2026		235	247
Coca-Cola Co. 3.375% 8/15/2037		155	161
Coca-Cola Co. 3.75% 8/15/2053		130	136
Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030)[1]		1,900	2,069
Cote d’Ivoire (Republic of) 6.875% 10/17/2040		1,650	1,484
Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]		4,000	3,821
Deutsche Telekom International Finance BV 7.50% 1/24/2033		200	271
Dow Chemical Co. (The) 0.50% 3/15/2027		1,110	1,093
Egypt (Arab Republic of) 5.625% 4/16/2030		300	272
Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]		1,400	1,375
Electricité de France SA 7.50% perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028)[1]		1,200	1,374
Equinor ASA 1.375% 5/22/2032		3,650	3,374
Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[1]		2,870	3,461
Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029)[1]		950	1,070
Eurobank SA 5.875% 11/28/2029 (1-year EUR Mid-Swap + 2.83% on 11/28/2028)[1]		240	270
Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[1]		2,030	2,237
European Investment Bank 0.25% 1/20/2032		4,900	4,331
European Investment Bank 1.50% 6/15/2032		1,000	961
European Investment Bank 2.875% 1/12/2033		4,500	4,737
European Union 0.25% 10/22/2026		610	611
European Union 2.875% 12/6/2027		1,060	1,116
European Union 2.875% 10/5/2029		170	179
European Union 3.125% 12/4/2030		190	203
European Union 0% 7/4/2031		705	617
European Union 2.50% 12/4/2031		1,205	1,236

189	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value 000)
Euros (continued)
European Union 0% 7/4/2035	EUR	220	$168
European Union 0.20% 6/4/2036		1,500	1,147
European Union 3.375% 10/4/2039		1,700	1,795
European Union 0.70% 7/6/2051		3,000	1,741
European Union 3.375% 10/5/2054		540	555
Finland (Republic of) 3.00% 9/15/2033		2,370	2,503
French Republic O.A.T. 0.75% 2/25/2028		980	964
French Republic O.A.T. 2.75% 2/25/2029		1,790	1,864
French Republic O.A.T. 0% 11/25/2030		19,550	17,251
French Republic O.A.T. 0% 5/25/2032		2,120	1,772
French Republic O.A.T. 2.00% 11/25/2032		3,170	3,054
French Republic O.A.T. 3.00% 5/25/2033		1,920	1,979
French Republic O.A.T. 3.00% 11/25/2034		7,145	7,287
French Republic O.A.T. 0.50% 5/25/2040		600	405
French Republic O.A.T. 0.75% 5/25/2052		2,850	1,504
Germany (Federal Republic of) 0% 10/9/2026		2,305	2,305
Germany (Federal Republic of) 0% 11/15/2027		1,400	1,370
Germany (Federal Republic of) 0% 2/15/2030		7,050	6,573
Germany (Federal Republic of) 1.70% 8/15/2032		1,886	1,884
Germany (Federal Republic of) 2.20% 2/15/2034		1,040	1,066
Germany (Federal Republic of) 1.00% 5/15/2038		130	111
Germany (Federal Republic of) 0% 8/15/2050		1,200	656
Goldman Sachs Group, Inc. 3.375% 3/27/2025[2]		5,000	5,182
Greece (Hellenic Republic of) 3.875% 6/15/2028		615	669
Greece (Hellenic Republic of) 1.50% 6/18/2030		690	671
Greece (Hellenic Republic of) 1.75% 6/18/2032		1,915	1,823
Greece (Hellenic Republic of) 3.90% 1/30/2033		3,200	3,512
Greece (Hellenic Republic of) 3.375% 6/15/2034		2,810	2,945
Grifols, SA 7.50% 5/1/2030		100	109
ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]		1,200	1,392
Ireland (Republic of) 2.60% 10/18/2034		4,220	4,368
Ireland (Republic of) 3.00% 10/18/2043		2,010	2,129
KfW 0.125% 6/30/2025		590	604
Lithuania (Republic of) 3.50% 7/3/2031		1,060	1,135
Lithuania (Republic of) 3.50% 2/13/2034		1,620	1,717
Lloyds Banking Group PLC 3.875% 5/14/2032 (1-year EUR-ICE Swap EURIBOR + 1.18% on 5/14/2031)[1]		100	106
Magyar Export-Import Bank 6.00% 5/16/2029		1,430	1,603
Metropolitan Life Global Funding I 0.55% 6/16/2027[2]		2,000	1,975
Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]		580	599
Morocco (Kingdom of) 1.50% 11/27/2031		1,920	1,691
National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]		1,100	1,313
NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]		2,725	2,571
NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[1]		185	180
PepsiCo, Inc. 0.75% 10/14/2033		2,000	1,719
Philippines (Republic of) 0.25% 4/28/2025		875	896
Piraeus Bank SA 5.00% 4/16/2030 (1-year EUR-ICE Swap EURIBOR + 2.245% on 4/16/2029)[1]		430	472
Portugal Republic 0.475% 10/18/2030		1,610	1,500
Portugal Republic 2.875% 10/20/2034		2,560	2,658
Portugal Republic 3.50% 6/18/2038		3,140	3,404
Quebec (Province of) 0.25% 5/5/2031		920	813
Quebec (Province of) 0.50% 1/25/2032		1,155	1,017
Quebec (Province of) 3.35% 7/23/2039		4,410	4,595
Republic of Italy 3.10% 8/28/2026		3,425	3,588
Republic of Italy 1.10% 4/1/2027		2,565	2,582
Republic of Italy 1.35% 4/1/2030		7	7
Republic of Italy 4.20% 3/1/2034		9,640	10,620
Republic of Italy 1.80% 3/1/2041		6,000	4,698

American Funds Insurance Series	190

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Euros (continued)
Republic of Italy 4.30% 10/1/2054	EUR	4,245	$4,504
Republic Of Italy 1.85% 7/1/2025		17,700	18,287
Romania 2.125% 3/7/2028		1,440	1,401
Romania 3.75% 2/7/2034		530	471
Romania 6.00% 9/24/2044		745	745
Senegal (Republic of) 5.375% 6/8/2037		2,250	1,653
Shell International Finance BV 1.50% 4/7/2028		2,000	1,994
Slovak Republic 3.75% 3/6/2034		640	683
Spain (Kingdom of) 0% 1/31/2028		900	867
Spain (Kingdom of) 1.40% 7/30/2028		7,510	7,517
Spain (Kingdom of) 1.45% 4/30/2029		1,890	1,876
Spain (Kingdom of) 1.25% 10/31/2030		1,295	1,242
Spain (Kingdom of) 0.50% 10/31/2031		1,247	1,116
Spain (Kingdom of) 3.15% 4/30/2033		3,647	3,847
Spain (Kingdom of) 3.55% 10/31/2033		6,240	6,756
Spain (Kingdom of) 3.25% 4/30/2034		2,630	2,775
Spain (Kingdom of) 3.45% 10/31/2034		740	792
Spain (Kingdom of) 1.90% 10/31/2052		1,010	734
State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025		441	454
State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030		200	200
Stryker Corp. 1.00% 12/3/2031		450	407
Toyota Motor Credit Corp. 0.125% 11/5/2027		1,850	1,779
Verizon Communications, Inc. 3.50% 6/28/2032		1,620	1,707
			272,236

Japanese yen 7.98%
Indonesia (Republic of), Series 20, 0.57% 5/27/2026	JPY	100,000	632
Indonesia (Republic of), Series 31, 0.99% 5/27/2027		400,000	2,535
Indonesia (Republic of), Series 32, 1.33% 5/25/2029		300,000	1,890
Japan, Series 346, 0.10% 3/20/2027		2,181,450	13,722
Japan, Series 352, 0.10% 9/20/2028		168,250	1,048
Japan, Series 356, 0.10% 9/20/2029		2,220,800	13,715
Japan, Series 116, 2.20% 3/20/2030		576,100	3,935
Japan, Series 362, 0.10% 3/20/2031		737,200	4,493
Japan, Series 374, 0.80% 3/20/2034		68,200	425
Japan, Series 376, 0.90% 9/20/2034		2,439,050	15,245
Japan, Series 152, 1.20% 3/20/2035		727,700	4,658
Japan, Series 21, 2.30% 12/20/2035		720,000	5,094
Japan, Series 162, 0.60% 9/20/2037		1,966,150	11,389
Japan, Series 179, 0.50% 12/20/2041		196,950	1,031
Japan, Series 182, 1.10% 9/20/2042		619,850	3,550
Japan, Series 186, 1.50% 9/20/2043		1,715,050	10,361
Japan, Series 188, 1.60% 3/20/2044		69,000	422
Japan, Series 53, 0.60% 12/20/2046		781,600	3,755
Japan, Series 37, 0.60% 6/20/2050		694,500	3,112
Japan, Series 73, 0.70% 12/20/2051		1,568,700	6,992
Japan, Series 74, 1.00% 3/20/2052		246,100	1,187
Japan, Series 79, 1.20% 6/20/2053		274,400	1,372
Japan, Series 84, 2.10% 9/20/2054		808,300	4,975
			115,538

British pounds 4.46%
American Honda Finance Corp. 0.75% 11/25/2026	GBP	1,420	1,654
Asian Development Bank 1.125% 6/10/2025		740	912
KfW 1.125% 7/4/2025		1,165	1,433
Lloyds Bank PLC 7.625% 4/22/2025		655	828
Quebec (Province of) 2.25% 9/15/2026		1,870	2,248
United Kingdom 0.125% 1/30/2026		425	511
United Kingdom 4.25% 12/7/2027		3,785	4,747
United Kingdom 1.625% 10/22/2028		3,690	4,213
United Kingdom 4.125% 7/22/2029		2,015	2,499
United Kingdom 4.75% 12/7/2030		6,920	8,867

191	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
British pounds (continued)
United Kingdom 0.25% 7/31/2031	GBP	12,845	$12,406
United Kingdom 1.00% 1/31/2032		7,120	7,103
United Kingdom 4.25% 6/7/2032		1,310	1,626
United Kingdom 3.25% 1/31/2033		1,090	1,250
United Kingdom 0.625% 7/31/2035		210	176
United Kingdom 0.875% 1/31/2046		4,917	2,854
United Kingdom 3.75% 10/22/2053		1,870	1,858
United Kingdom 4.375% 7/31/2054		6,285	6,967
United Kingdom 2.50% 7/22/2065		3,313	2,362
			64,514

Chinese yuan renminbi 3.19%
China (People’s Republic of), Series INBK, 2.37% 1/15/2029	CNY	6,340	901
China (People’s Republic of), Series INBK, 2.75% 2/17/2032		1,160	171
China (People’s Republic of), Series INBK, 2.88% 2/25/2033		36,940	5,524
China (People’s Republic of), Series INBK, 2.27% 5/25/2034		125,300	18,045
China (People’s Republic of), Series INBK, 2.11% 8/25/2034		98,410	13,988
China (People’s Republic of), Series 1910, 3.86% 7/22/2049		20,950	3,887
China (People’s Republic of), Series INBK, 3.53% 10/18/2051		800	144
China (People’s Republic of), Series INBK, 3.12% 10/25/2052		4,740	800
China (People’s Republic of), Series INBK, 3.19% 4/15/2053		11,190	1,922
China (People’s Republic of), Series INBK, 3.00% 10/15/2053		5,150	862
			46,244

Canadian dollars 1.99%
Canada (Government) 3.50% 3/1/2028	CAD	25,228	17,869
Canada 3.25% 12/1/2033		7,330	5,122
Canada (Government) 2.75% 12/1/2048		3,500	2,202
Canada (Government) 1.50% 12/1/2031		5,690	3,568
			28,761

Indonesian rupiah 1.98%
Indonesia (Republic of), Series 84, 7.25% 2/15/2026	IDR	22,733,000	1,419
Indonesia (Republic of), Series 64, 6.125% 5/15/2028		20,866,000	1,263
Indonesia (Republic of), Series 95, 6.375% 8/15/2028		92,831,000	5,659
Indonesia (Republic of), Series 71, 9.00% 3/15/2029		26,010,000	1,731
Indonesia (Republic of), Series 82, 7.00% 9/15/2030		2,930,000	182
Indonesia (Republic of), Series 96, 7.00% 2/15/2033		221,342,000	13,733
Indonesia (Republic of), Series FR100, 6.625% 2/15/2034		46,660,000	2,826
Indonesia (Republic of), Series 68, 8.375% 3/15/2034		27,353,000	1,848
			28,661

South Korean won 1.82%
South Korea (Republic of), Series 2503, 1.50% 3/10/2025	KRW	5,183,670	3,514
South Korea (Republic of), Series 2709, 3.125% 9/10/2027		4,513,500	3,105
South Korea (Republic of), Series 2712, 2.375% 12/10/2027		5,158,930	3,481
South Korea (Republic of), Series 2803, 3.25% 3/10/2028		3,998,100	2,767
South Korea (Republic of), Series 3212, 4.25% 12/10/2032		18,379,880	13,541
			26,408

Brazilian reais 1.74%
Brazil (Federative Republic of) 0% 4/1/2025	BRL	7,442	1,168
Brazil (Federative Republic of) 10.00% 1/1/2029		33,688	4,587
Brazil (Federative Republic of) 10.00% 1/1/2031		113,384	14,636
Brazil (Federative Republic of) 6.00% 8/15/2040[3]		2,063	295
Brazil (Federative Republic of) 6.00% 8/15/2050[3]		25,970	3,515
Brazil (Federative Republic of) 6.00% 8/15/2060[3]		7,685	1,022
			25,223

American Funds Insurance Series	192

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Australian dollars 1.62%
Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	AUD	3,640	$1,922
Australia (Commonwealth of), Series 163, 1.00% 11/21/2031		5,789	2,911
Australia (Commonwealth of), Series 167, 3.75% 5/21/2034		4,415	2,609
New South Wales Treasury Corp. 4.75% 2/20/2035		12,509	7,541
New South Wales Treasury Corp. 4.25% 2/20/2036		14,861	8,466
			23,449

Mexican pesos 1.01%
América Móvil, SAB de CV 10.125% 1/22/2029	MXN	13,920	661
América Móvil, SAB de CV 9.50% 1/27/2031		29,290	1,323
United Mexican States, Series M, 7.75% 11/23/2034		98,956	3,973
United Mexican States, Series M30, 8.50% 11/18/2038		21,100	864
United Mexican States, Series M, 8.00% 11/7/2047		7,830	290
United Mexican States, Series M, 8.00% 7/31/2053		198,770	7,237
United Mexican States, Series S, 4.00% 10/29/2054[3]		7,603	281
			14,629

Indian rupees 0.54%
Asian Development Bank 6.20% 10/6/2026	INR	15,700	181
Asian Development Bank 6.72% 2/8/2028		144,700	1,686
European Bank for Reconstruction and Development 5.00% 1/15/2026		57,600	662
European Bank for Reconstruction and Development 5.25% 1/12/2027		81,400	924
European Bank for Reconstruction and Development 6.30% 10/26/2027		34,000	389
Inter-American Development Bank 7.00% 1/25/2029		220,000	2,551
International Bank for Reconstruction and Development 6.75% 9/8/2027		126,400	1,463
			7,856

New Zealand dollars 0.49%
New Zealand 4.50% 5/15/2030	NZD	3,963	2,280
New Zealand 4.25% 5/15/2036		9,005	4,883
			7,163

Danish kroner 0.41%
Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[4]	DKK	49,574	5,722
Realkredit Danmark AS 1.00% 10/1/2053[4]		2,545	281
			6,003

Turkish lira 0.37%
Turkey (Republic of), Series 5Y, 12.60% 10/1/2025	TRY	215,445	5,111
Turkey (Republic of) 17.80% 7/13/2033		12,175	238
			5,349

Norwegian kroner 0.27%
Norway (Kingdom of) 1.75% 9/6/2029	NOK	2,080	167
Norway (Kingdom of) 2.125% 5/18/2032		6,615	518
Norway (Kingdom of) 3.625% 4/13/2034		37,385	3,228
			3,913

Polish zloty 0.23%
Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN4	,900	1,054
Poland (Republic of), Series 1033, 6.00% 10/25/2033		9,280	2,276
			3,330

Chilean pesos 0.17%
Chile (Republic of) 1.50% 3/1/2026[3]	CLP	883,755	883
Chile (Republic of) 5.00% 10/1/2028		955,000	934
Chile (Republic of) 6.00% 4/1/2033		675,000	682
			2,499

193	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Malaysian ringgits 0.16%
Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	MYR	10,588	$2,302

Romanian leu 0.07%
Romania 4.75% 2/24/2025	RON	5,000	1,038

Colombian pesos 0.07%
Colombia (Republic of), Series B, 7.25% 10/26/2050	COP	7,150,600	969

South African rand 0.03%
South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR	8,400	426

Ukrainian hryvnia 0.00%
Ukraine 19.50% 1/15/2025	UAH	285	6

U.S. dollars 48.53%
3R Lux SARL 9.75% 2/5/2031	USD	1,380	1,428
AAR Escrow Issuer, LLC 6.75% 3/15/2029[5]		27	27
AbbVie, Inc. 5.05% 3/15/2034		2,790	2,758
AbbVie, Inc. 5.35% 3/15/2044		75	73
AbbVie, Inc. 5.40% 3/15/2054		1,265	1,219
AbbVie, Inc. 5.50% 3/15/2064		150	143
Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047		775	683
ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[4,5]		209	210
ACHV ABS Trust, Series 2024-3AL, Class C, 5.68% 12/26/2031[4,5]		150	150
Adnoc Murban Rsc, Ltd. 4.50% 9/11/2034[5]		1,345	1,265
Advance Auto Parts, Inc. 5.95% 3/9/2028		45	45
AerCap Ireland Capital DAC 2.45% 10/29/2026		2,102	2,014
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029[5,6,7,8]		600	596
Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[5]		660	479
Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[4,5]		40	41
AG Issuer, LLC 6.25% 3/1/2028[5]		165	164
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[5]		68	71
AIB Group PLC 6.608% 9/13/2029 (USD-SOFR + 2.33% on 9/13/2028)[1,5]		1,147	1,199
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,5]		1,560	1,564
Albertsons Companies, Inc. 3.50% 3/15/2029[5]		140	128
Alcoa Nederland Holding BV 4.125% 3/31/2029[5]		75	70
Alfa Desarrollo SpA 4.55% 9/27/2051		475	350
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.747% 4/20/2032[4,5,8]		658	658
Alliance Resource Operating Partners, LP 8.625% 6/15/2029[5]		50	53
Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[5]		290	288
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[5]		120	116
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[5]		70	70
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[5]		65	64
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[5]		70	71
Allied Universal Holdco, LLC 9.75% 7/15/2027[5]		155	156
Allied Universal Holdco, LLC 6.00% 6/1/2029[5]		300	274
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[5]		200	206
Amazon.com, Inc. 1.50% 6/3/2030		2,040	1,731
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[7,8]		155	155
Amentum Holdings, Inc. 7.25% 8/1/2032[5]		98	99
Amer Sports Co. 6.75% 2/16/2031[5]		35	35
American Electric Power Co., Inc. 1.00% 11/1/2025		250	242
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[1]		1,030	1,049

American Funds Insurance Series	194

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Amgen, Inc. 2.20% 2/21/2027	USD	445	$422
Amgen, Inc. 5.25% 3/2/2030		981	990
Amgen, Inc. 5.25% 3/2/2033		2,687	2,668
Amgen, Inc. 5.65% 3/2/2053		1,284	1,237
AmWINS Group, Inc. 4.875% 6/30/2029[5]		135	127
Angola (Republic of) 9.50% 11/12/2025		4,225	4,241
Angola (Republic of) 8.25% 5/9/2028		1,115	1,051
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[5]		110	88
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[5]		115	87
AP Core Holdings II, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.50%) 9.971% 9/1/2027[7,8]		95	92
Apple Bidco, LLC, Term Loan, (3-month USD CME Term SOFR + 2.75%) 7.221% 9/22/2028[7,8]		146	147
Aretec Group, Inc. 7.50% 4/1/2029[5]		245	244
Aretec Group, Inc. 10.00% 8/15/2030[5]		50	55
Artera Services, LLC 8.50% 2/15/2031[5]		45	43
Asbury Automotive Group, Inc. 5.00% 2/15/2032[5]		55	50
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[5]		160	163
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[5]		55	54
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[5]		25	25
AssuredPartners, Inc. 5.625% 1/15/2029[5]		290	294
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.857% 2/14/2031[7,8]		30	30
AT&T, Inc. 3.50% 9/15/2053		2,070	1,395
ATI, Inc. 7.25% 8/15/2030		60	62
Atkore, Inc. 4.25% 6/1/2031[5]		25	22
Avantor Funding, Inc. 3.875% 11/1/2029[5]		122	112
Avient Corp. 6.25% 11/1/2031[5]		25	25
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[4,5]		1,817	1,828
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[4,5]		996	1,026
B&G Foods, Inc. 5.25% 9/15/2027		210	201
B&G Foods, Inc. 8.00% 9/15/2028[5]		25	26
BAE Systems PLC 5.30% 3/26/2034[5]		865	863
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[5]		20	20
Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[4,8]		219	232
Bank Gospodarstwa Krajowego 5.75% 7/9/2034[5]		950	945
Bank Gospodarstwa Krajowego 6.25% 7/9/2054[5]		425	418
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[1]		4,040	3,370
Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[1]		1,535	1,537
Bank of East Asia, Ltd. 5.825% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.527% on 10/21/2025)[1]		640	634
BAT Capital Corp. 3.215% 9/6/2026		955	932
BAT Capital Corp. 3.462% 9/6/2029		1,150	1,072
Bath & Body Works, Inc. 6.625% 10/1/2030[5]		120	121
Bath & Body Works, Inc. 6.875% 11/1/2035		75	77
Bausch Health Americas, Inc. 9.25% 4/1/2026[5]		80	77
Bausch Health Companies, Inc. 5.50% 11/1/2025[5]		75	73
Baytex Energy Corp. 7.375% 3/15/2032[5]		85	83
BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1]		2,320	2,404
Becton, Dickinson and Co. 4.298% 8/22/2032		320	301
Berkshire Hathaway Energy Co. 4.60% 5/1/2053		117	97
Biocon Biologics Global PLC 6.67% 10/9/2029[5]		3,995	3,834
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[5]		400	382
Block, Inc. 6.50% 5/15/2032[5]		240	243
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057[4,8]		1,070	1,089
BMW US Capital, LLC 3.90% 4/9/2025[5]		900	898
BMW US Capital, LLC 4.15% 4/9/2030[5]		900	861
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,5]		700	627
195	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
BNP Paribas SA 2.871% 4/19/2032 (USD-SOFR + 1.387% on 4/19/2031)[1,5]	USD	1,275	$1,084
Boeing Co. (The) 6.259% 5/1/2027		45	46
Boeing Co. (The) 5.15% 5/1/2030		2,451	2,418
Boeing Co. (The) 3.625% 2/1/2031		718	652
Boeing Co. (The) 6.388% 5/1/2031		723	756
Boeing Co. (The) 6.528% 5/1/2034		457	479
Boeing Co. (The) 6.858% 5/1/2054		576	613
Bombardier, Inc. 7.125% 6/15/2026[5]		16	16
Boost Newco Borrower, LLC 7.50% 1/15/2031[5]		25	26
Borr IHC, Ltd. 10.00% 11/15/2028[5]		2,349	2,347
Borr IHC, Ltd. 10.375% 11/15/2030[5]		918	917
Boyd Gaming Corp. 4.75% 6/15/2031[5]		45	42
Boyne USA, Inc. 4.75% 5/15/2029[5]		107	102
Braskem Idesa SAPI 7.45% 11/15/2029		2,520	2,008
Braskem Netherlands Finance BV 4.50% 1/31/2030		1,756	1,488
Braskem Netherlands Finance BV 8.50% 1/12/2031		4,939	4,956
Braskem Netherlands Finance BV 8.50% 1/12/2031[5]		525	527
Bristol-Myers Squibb Co. 5.20% 2/22/2034		1,925	1,924
Bristol-Myers Squibb Co. 5.55% 2/22/2054		2,200	2,136
British Columbia (Province of) 4.20% 7/6/2033		1,240	1,183
Broadcom, Inc. 4.00% 4/15/2029[5]		250	241
Broadcom, Inc. 3.419% 4/15/2033[5]		698	611
Broadcom, Inc. 3.469% 4/15/2034[5]		48	42
Broadcom, Inc. 3.137% 11/15/2035[5]		185	151
Brookfield Property REIT, Inc. 5.75% 5/15/2026[5]		84	83
Buffalo Energy Mexico Holdings 7.875% 2/15/2039[5]		1,341	1,384
Burlington Northern Santa Fe, LLC 5.50% 3/15/2055		232	228
BWX Technologies, Inc. 4.125% 4/15/2029[5]		175	163
BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 5.212% 9/15/2036[4,5,8]		1,310	1,308
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[4,5,8]		989	987
Caesars Entertainment, Inc. 4.625% 10/15/2029[5]		15	14
Caesars Entertainment, Inc. 7.00% 2/15/2030[5]		64	65
Caesars Entertainment, Inc. 6.50% 2/15/2032[5]		45	45
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,5]		1,633	1,650
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,5]		200	213
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,5]		200	202
California Resources Corp. 7.125% 2/1/2026[5]		100	100
Canadian Pacific Railway Co. 3.10% 12/2/2051		1,378	896
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[5]		90	81
Carnival Corp. 6.00% 5/1/2029[5]		100	100
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027)[1,4,5]		174	174
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034[4,5,8]		614	586
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034[4,5,8]		143	141
CCO Holdings, LLC 5.125% 5/1/2027[5]		125	123
CCO Holdings, LLC 4.75% 3/1/2030[5]		135	123
CCO Holdings, LLC 4.50% 8/15/2030[5]		240	216
CCO Holdings, LLC 4.25% 2/1/2031[5]		155	135
CCO Holdings, LLC 4.50% 6/1/2033[5]		147	124
CCO Holdings, LLC 4.25% 1/15/2034[5]		55	45
Centene Corp. 2.45% 7/15/2028		40	36
Centene Corp. 4.625% 12/15/2029		35	33
Centene Corp. 2.50% 3/1/2031		65	54
Central Garden & Pet Co. 4.125% 10/15/2030		74	67
Central Garden & Pet Co. 4.125% 4/30/2031[5]		110	97
CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[4,5]		925	929
Charter Communications Operating, LLC 3.75% 2/15/2028		2,650	2,526
Cheniere Energy Partners, LP 3.25% 1/31/2032		26	23
China Oil and Gas Group, Ltd. 4.70% 6/30/2026		4,385	4,062
Chubb INA Holdings, LLC 3.35% 5/3/2026		195	192

American Funds Insurance Series	196

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount |000)			Value (000)
U.S. dollars (continued)
Chubb INA Holdings, LLC 4.35% 11/3/2045	USD	425		$363
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028[4,5,8]		805		832
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[4,5,8]		1,240		1,261
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[1]		421		423
Civitas Resources, Inc. 8.75% 7/1/2031[5]		90		94
Clarios Global, LP 6.25% 5/15/2026[5]		44		44
Clarios Global, LP 8.50% 5/15/2027[5]		90		90
Clarivate Science Holdings Corp. 3.875% 7/1/2028[5]		45		42
Clarivate Science Holdings Corp. 4.875% 7/1/2029[5]		5		5
Cleveland-Cliffs, Inc. 6.875% 11/1/2029[5]		100		99
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[5]		75		67
Cloud Software Group, Inc. 6.50% 3/31/2029[5]		235		231
Cloud Software Group, Inc. 9.00% 9/30/2029[5]		175		178
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[7,8]		253		254
CMS Energy Corp. 3.00% 5/15/2026		1,200		1,172
CNX Resources Corp. 7.25% 3/1/2032[5]		110		112
Coca-Cola Co. 4.65% 8/14/2034		336		327
Coinbase Global, Inc. 3.375% 10/1/2028[5]		55		50
Coinbase Global, Inc. 3.625% 10/1/2031[5]		85		72
Colombia (Republic of) 3.875% 4/25/2027		350		335
Colombia (Republic of) 8.00% 11/14/2035		445		449
Comcast Corp. 4.80% 5/15/2033		4,100		3,984
CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.937% 4/6/2026[7,8]		—	[9]	—	[9]
CommScope, LLC 6.00% 3/1/2026[5]		53		53
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[5]		212		204
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[5]		65		60
Comstock Resources, Inc. 5.875% 1/15/2030[5]		65		61
Connect Finco SARL 9.00% 9/15/2029[5]		200		182
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 6.869% 5/25/2043[4,5,8]		1,337		1,368
Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.119% 5/25/2043[4,5,8]		804		860
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.469% 6/25/2043[4,5,8]		769		777
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 7.669% 6/25/2043[4,5,8]		305		322
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.269% 7/25/2043[4,5,8]		556		558
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 6.369% 1/25/2044[4,5,8]		206		208
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.219% 5/25/2044[4,5,8]		1,148		1,154
Constellium SE 3.75% 4/15/2029[5]		125		113
COPT Defense Properties, LP 2.75% 4/15/2031		1,212		1,037
Corebridge Financial, Inc. 3.90% 4/5/2032		748		681
CoreLogic, Inc. 4.50% 5/1/2028[5]		384		359
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.971% 6/4/2029[7,8]		65		64
Coronado Finance Pty, Ltd. 9.25% 10/1/2029[5]		125		127
Coty, Inc. 5.00% 4/15/2026[5]		36		36
Coty, Inc. 4.75% 1/15/2029[5]		65		62
Coty, Inc. 6.625% 7/15/2030[5]		95		97
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[5]		65		68
CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[4,5]		33		33
Crédit Agricole SA 4.375% 3/17/2025[5]		1,100		1,098
Crédit Agricole SA 1.907% 6/16/2026 (USD-SOFR + 1.676% on 6/16/2025)[1,5]		2,675		2,636
Crescent Energy Finance, LLC 9.25% 2/15/2028[5]		178		186

197	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value 000)
U.S. dollars (continued)
Crescent Energy Finance, LLC 7.625% 4/1/2032[5]	USD	165	$164
Crown Castle, Inc. 2.50% 7/15/2031		767	647
CSX Corp. 3.80% 4/15/2050		75	56
CVR Partners, LP 6.125% 6/15/2028[5]		65	63
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[5]		725	705
Darling Ingredients, Inc. 6.00% 6/15/2030[5]		10	10
Deluxe Corp. 8.00% 6/1/2029[5]		20	19
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[1]		850	828
Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]		1,160	1,103
Deutsche Telekom International Finance BV 9.25% 6/1/2032		930	1,154
Diamond Sports Group, LLC 6.625% 8/15/2027[5,10]		310	2
Diamond Sports Group, LLC, Term Loan, 5.00% 3/3/2025[7,11]		18	20
Diebold Nixdorf, Inc. 7.75% 3/31/2030[5]		125	129
DIRECTV Financing, LLC 5.875% 8/15/2027[5]		50	49
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.847% 8/2/2027[7,8]		41	41
DISH Network Corp. 11.75% 11/15/2027[5]		325	345
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[5]		23	22
EchoStar Corp. 10.75% 11/30/2029		105	113
Ecopetrol SA 8.625% 1/19/2029		2,460	2,611
Ecopetrol SA 6.875% 4/29/2030		995	972
Edison International 5.25% 11/15/2028		1,522	1,526
Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]		100	98
Egypt (Arab Republic of) 6.588% 2/21/2028		1,550	1,475
Electricité de France SA 5.65% 4/22/2029[5]		800	818
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,5]		300	339
Element Solutions, Inc. 3.875% 9/1/2028[5]		105	100
Ellucian Holdings, Inc. 6.50% 12/1/2029[5]		25	25
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.267% 11/15/2032[7,8]		25	25
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[5]		30	32
Endo Finance Holdings, Inc. 8.50% 4/15/2031[5]		190	202
Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[7,8]		85	86
Enel Finance International NV 1.625% 7/12/2026[5]		1,248	1,191
Enel Finance International NV 2.125% 7/12/2028[5]		1,227	1,111
Enfragen Energia Sur SA 5.375% 12/30/2030		3,329	2,842
Entergy Corp. 0.90% 9/15/2025		750	730
Enterprise Products Operating, LLC 4.95% 2/15/2035		168	163
Enviri Corp. 5.75% 7/31/2027[5]		145	139
EQM Midstream Partners, LP 6.50% 7/1/2027[5]		125	127
EQM Midstream Partners, LP 6.375% 4/1/2029[5]		20	20
EQM Midstream Partners, LP 7.50% 6/1/2030[5]		45	48
Equinix, Inc. 1.80% 7/15/2027		1,145	1,065
Equinix, Inc. 2.15% 7/15/2030		3,216	2,769
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032[4,5]		958	960
EquipmentShare.com, Inc. 9.00% 5/15/2028[5]		90	93
EquipmentShare.com, Inc. 8.625% 5/15/2032[5]		15	16
ESAB Corp. 6.25% 4/15/2029[5]		75	76
Eskom Holdings SOC, Ltd. 7.125% 2/11/2025		5,330	5,328
Exeter Automobile Receivables Trust, Series 2023-5A, Class B, 6.58% 4/17/2028[4]		78	79
Expand Energy Corp. 5.875% 2/1/2029[5]		115	114
Expand Energy Corp. 6.75% 4/15/2029[5]		30	30
Expand Energy Corp. 5.375% 3/15/2030		55	54
Expand Energy Corp. 4.75% 2/1/2032		15	14
Expand Energy Corp. 4.875% 4/15/2032[10]		915	4
Export-Import Bank of Thailand 5.354% 5/16/2029		1,420	1,438
Fair Isaac Corp. 4.00% 6/15/2028[5]		15	14
Fannie Mae Pool #BP5576 2.50% 6/1/2050[4]		6	5

American Funds Insurance Series	198

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Fannie Mae Pool #FP0015 2.50% 9/1/2050[4]	USD	1	$1
Fannie Mae Pool #FS9792 4.50% 12/1/2050[4]		133	127
Fannie Mae Pool #CB0046 3.00% 4/1/2051[4]		1,681	1,442
Fannie Mae Pool #FM9672 2.50% 12/1/2051[4]		254	208
Fannie Mae Pool #MA4577 2.00% 4/1/2052[4]		1,456	1,136
Fannie Mae Pool #FS9189 2.00% 5/1/2052[4]		1,427	1,117
Fannie Mae Pool #FS3056 2.00% 10/1/2052[4]		3,534	2,755
Fannie Mae Pool #CB4852 4.50% 10/1/2052[4]		4,136	3,900
Fannie Mae Pool #MA4785 5.00% 10/1/2052[4]		54	53
Fannie Mae Pool #MA4919 5.50% 2/1/2053[4]		99	98
Fannie Mae Pool #FS4191 5.50% 3/1/2053[4]		215	214
Fannie Mae Pool #CB5912 6.00% 3/1/2053[4]		951	962
Fannie Mae Pool #BY0943 4.00% 4/1/2053[4]		22	20
Fannie Mae Pool #MA4978 5.00% 4/1/2053[4]		10,659	10,296
Fannie Mae Pool #MA5027 4.00% 5/1/2053[4]		973	891
Fannie Mae Pool #MA5009 5.00% 5/1/2053[4]		4,562	4,411
Fannie Mae Pool #FS4840 5.50% 5/1/2053[4]		558	551
Fannie Mae Pool #MA5010 5.50% 5/1/2053[4]		17	17
Fannie Mae Pool #MA5039 5.50% 6/1/2053[4]		61	60
Fannie Mae Pool #CB6626 4.00% 7/1/2053[4]		28	26
Fannie Mae Pool #MA5071 5.00% 7/1/2053[4]		436	422
Fannie Mae Pool #MA5072 5.50% 7/1/2053[4]		229	226
Fannie Mae Pool #BX4568 4.00% 8/1/2053[4]		529	484
Fannie Mae Pool #CB7104 5.50% 9/1/2053[4]		1,609	1,599
Fannie Mae Pool #MA5177 4.00% 10/1/2053[4]		940	860
Fannie Mae Pool #MA5165 5.50% 10/1/2053[4]		881	871
Fannie Mae Pool #MA5166 6.00% 10/1/2053[4]		1,983	1,994
Fannie Mae Pool #FS6838 5.50% 11/1/2053[4]		453	447
Fannie Mae Pool #MA5191 6.00% 11/1/2053[4]		2,327	2,341
Fannie Mae Pool #CB7907 6.50% 11/1/2053[4]		1,499	1,532
Fannie Mae Pool #FS6767 6.50% 1/1/2054[4]		421	432
Fannie Mae Pool #MA5270 5.00% 2/1/2054[4]		4,894	4,727
Fannie Mae Pool #MA5271 5.50% 2/1/2054[4]		664	656
Fannie Mae Pool #FS6809 5.50% 2/1/2054[4]		230	227
Fannie Mae Pool #MA5273 6.50% 2/1/2054[4]		6,513	6,652
Fannie Mae Pool #MA5296 5.50% 3/1/2054[4]		480	474
Fannie Mae Pool #MA5295 6.00% 3/1/2054[4]		301	302
Fannie Mae Pool #DB2624 4.50% 4/1/2054[4]		54	50
Fannie Mae Pool #BU4479 5.50% 4/1/2054[4]		348	343
Fannie Mae Pool #MA5329 6.50% 4/1/2054[4]		4,748	4,850
Fannie Mae Pool #DB2495 6.00% 5/1/2054[4]		670	673
Fannie Mae Pool #FS8131 5.50% 6/1/2054[4]		1,706	1,692
Fannie Mae Pool #FS8153 6.00% 6/1/2054[4]		1,649	1,672
Fannie Mae Pool #DB6878 6.00% 6/1/2054[4]		1,007	1,012
Fannie Mae Pool #CB8755 6.00% 6/1/2054[4]		670	677
Fannie Mae Pool #FS8223 6.00% 6/1/2054[4]		222	224
Fannie Mae Pool #FS8219 6.00% 6/1/2054[4]		201	204
Fannie Mae Pool #DB4399 6.50% 6/1/2054[4]		109	111
Fannie Mae Pool #CB8842 5.50% 7/1/2054[4]		4,168	4,128
Fannie Mae Pool #DB5213 5.50% 7/1/2054[4]		3,490	3,447
Fannie Mae Pool #BU4699 5.50% 7/1/2054[4]		1,069	1,059
Fannie Mae Pool #CB8838 5.50% 7/1/2054[4]		716	711
Fannie Mae Pool #MA5421 6.00% 7/1/2054[4]		2,605	2,622
Fannie Mae Pool #DB5214 6.00% 7/1/2054[4]		1,859	1,868
Fannie Mae Pool #BU4707 6.00% 7/1/2054[4]		1,436	1,443
Fannie Mae Pool #FS8400 6.00% 7/1/2054[4]		894	906
Fannie Mae Pool #BU4700 6.00% 7/1/2054[4]		879	889
Fannie Mae Pool #DB6901 6.00% 7/1/2054[4]		635	639
Fannie Mae Pool #CB8858 6.00% 7/1/2054[4]		596	602
Fannie Mae Pool #FS8318 6.00% 7/1/2054[4]		447	453
Fannie Mae Pool #FS8591 6.00% 7/1/2054[4]		332	336
Fannie Mae Pool #DB7039 6.00% 7/1/2054[4]		179	182

199	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Fannie Mae Pool #MA5422 6.50% 7/1/2054[4]	USD	1,000	$1,022
Fannie Mae Pool #MA5441 4.00% 8/1/2054[4]		988	905
Fannie Mae Pool #DB7783 5.50% 8/1/2054[4]		411	406
Fannie Mae Pool #MA5445 6.00% 8/1/2054[4]		2,241	2,256
Fannie Mae Pool #DB7792 6.00% 8/1/2054[4]		948	953
Fannie Mae Pool #FS8757 6.00% 8/1/2054[4]		511	517
Fannie Mae Pool #FS8758 6.00% 8/1/2054[4]		351	354
Fannie Mae Pool #BU4916 6.00% 8/1/2054[4]		265	267
Fannie Mae Pool #FS8756 6.00% 8/1/2054[4]		205	208
Fannie Mae Pool #DC0299 6.00% 8/1/2054[4]		196	197
Fannie Mae Pool #DB7692 6.00% 8/1/2054[4]		193	194
Fannie Mae Pool #BU4968 6.00% 8/1/2054[4]		176	177
Fannie Mae Pool #DB7687 6.00% 8/1/2054[4]		100	101
Fannie Mae Pool #DB7690 6.00% 8/1/2054[4]		75	76
Fannie Mae Pool #DC0296 6.00% 8/1/2054[4]		67	67
Fannie Mae Pool #FS8866 6.00% 9/1/2054[4]		494	502
Fannie Mae Pool #MA5496 5.00% 10/1/2054[4]		20,940	20,223
Fannie Mae Pool #CB9333 5.50% 10/1/2054[4]		6,472	6,403
Fannie Mae Pool #MA5602 6.50% 1/1/2055[4]		711	726
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class B, 5.596% 8/1/2054[4,5,8]		350	307
Fertitta Entertainment, LLC 6.75% 1/15/2030[5]		25	23
Fiesta Purchaser, Inc. 7.875% 3/1/2031[5]		150	157
Fiesta Purchaser, Inc. 9.625% 9/15/2032[5]		30	32
Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.603% 2/12/2031[7,8]		15	15
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[2,7,8]		96	96
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[2,7,8]		7	7
First Quantum Minerals, Ltd. 6.875% 10/15/2027[5]		2,535	2,532
First Quantum Minerals, Ltd. 8.625% 6/1/2031[5]		1,320	1,360
First Student Bidco, Inc. 4.00% 7/31/2029[5]		45	41
FirstEnergy Corp., Series B, 3.90% 7/15/2027		1,763	1,718
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class A, (1-month USD CME Term SOFR + 1.45%) 5.943% 12/15/2029[4,5,8]		483	484
Ford Motor Co. 6.10% 8/19/2032		30	30
Ford Motor Credit Co., LLC 4.95% 5/28/2027		300	297
Ford Motor Credit Co., LLC 3.815% 11/2/2027		200	192
Ford Motor Credit Co., LLC 7.35% 11/4/2027		200	209
Ford Motor Credit Co., LLC 2.90% 2/16/2028		200	185
Ford Motor Credit Co., LLC 4.00% 11/13/2030		125	113
Ford Otomotiv Sanayi AS 7.125% 4/25/2029[5]		255	256
Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[4]		1,680	1,561
Freddie Mac Pool #RB5111 2.00% 5/1/2041[4]		2,180	1,822
Freddie Mac Pool #Z40273 4.50% 10/1/2048[4]		204	195
Freddie Mac Pool #RA6114 2.00% 2/1/2052[4]		634	495
Freddie Mac Pool #QE6084 5.00% 7/1/2052[4]		980	950
Freddie Mac Pool #SD8266 4.50% 11/1/2052[4]		387	365
Freddie Mac Pool #SD8276 5.00% 12/1/2052[4]		3,435	3,327
Freddie Mac Pool #SD8323 5.00% 5/1/2053[4]		5,732	5,541
Freddie Mac Pool #SD8331 5.50% 6/1/2053[4]		272	269
Freddie Mac Pool #SD8341 5.00% 7/1/2053[4]		23	22
Freddie Mac Pool #SD8342 5.50% 7/1/2053[4]		726	718
Freddie Mac Pool #SD3432 6.00% 7/1/2053[4]		185	188
Freddie Mac Pool #SD3512 6.00% 8/1/2053[4]		61	62
Freddie Mac Pool #RA9795 4.00% 9/1/2053[4]		35	32
Freddie Mac Pool #SD8362 5.50% 9/1/2053[4]		2,773	2,741
Freddie Mac Pool #SD8363 6.00% 9/1/2053[4]		1,690	1,700
Freddie Mac Pool #SD4977 5.00% 11/1/2053[4]		30,552	29,530

American Funds Insurance Series	200

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Freddie Mac Pool #SD8372 5.50% 11/1/2053[4]	USD	11,511	$11,378
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[4]		135	138
Freddie Mac Pool #SD8386 7.00% 12/1/2053[4]		150	156
Freddie Mac Pool #SD8398 7.00% 1/1/2054[4]		198	205
Freddie Mac Pool #SD8401 5.50% 2/1/2054[4]		202	199
Freddie Mac Pool #SD8402 6.00% 2/1/2054[4]		4,644	4,669
Freddie Mac Pool #SD8403 6.50% 2/1/2054[4]		500	511
Freddie Mac Pool #QI1357 4.00% 3/1/2054[4]		934	855
Freddie Mac Pool #SD8408 5.50% 3/1/2054[4]		1,521	1,502
Freddie Mac Pool #QI3333 6.00% 4/1/2054[4]		106	107
Freddie Mac Pool #SD5692 6.00% 5/1/2054[4]		137	139
Freddie Mac Pool #SD8435 4.00% 6/1/2054[4]		721	660
Freddie Mac Pool #RJ1855 5.00% 6/1/2054[4]		279	270
Freddie Mac Pool #RJ1857 5.50% 6/1/2054[4]		15,081	14,937
Freddie Mac Pool #RJ1768 5.50% 6/1/2054[4]		841	834
Freddie Mac Pool #RJ1785 6.00% 6/1/2054[4]		2,290	2,317
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[4]		1,975	2,000
Freddie Mac Pool #RJ1859 6.00% 6/1/2054[4]		1,027	1,039
Freddie Mac Pool #RJ1960 5.50% 7/1/2054[4]		1,334	1,324
Freddie Mac Pool #RJ1963 5.50% 7/1/2054[4]		1,071	1,058
Freddie Mac Pool #QI8872 5.50% 7/1/2054[4]		527	522
Freddie Mac Pool #SD8447 6.00% 7/1/2054[4]		1,676	1,686
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[4]		1,310	1,332
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[4]		949	960
Freddie Mac Pool #SD5790 6.00% 7/1/2054[4]		937	948
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[4]		892	902
Freddie Mac Pool #SD5813 6.00% 7/1/2054[4]		574	582
Freddie Mac Pool #QI8874 6.00% 7/1/2054[4]		358	362
Freddie Mac Pool #SD5873 6.00% 7/1/2054[4]		240	242
Freddie Mac Pool #SD5896 6.00% 7/1/2054[4]		204	206
Freddie Mac Pool #RJ2200 5.50% 8/1/2054[4]		6,208	6,136
Freddie Mac Pool #RJ2201 5.50% 8/1/2054[4]		4,274	4,244
Freddie Mac Pool #RJ2206 5.50% 8/1/2054[4]		4,253	4,208
Freddie Mac Pool #RJ2243 5.50% 8/1/2054[4]		3,600	3,566
Freddie Mac Pool #RJ2203 5.50% 8/1/2054[4]		641	636
Freddie Mac Pool #SD8454 6.00% 8/1/2054[4]		4,225	4,247
Freddie Mac Pool #SD6029 6.00% 8/1/2054[4]		318	323
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[4]		582	602
Freddie Mac Pool #RJ2298 5.50% 9/1/2054[4]		712	704
Freddie Mac Pool #SD8463 6.00% 9/1/2054[4]		4,273	4,302
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[4]		1,110	1,122
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[4]		626	636
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[4]		580	587
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[4]		527	534
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[4]		345	348
Freddie Mac Pool #SD8473 4.50% 11/1/2054[4]		4,859	4,572
Freddie Mac Pool #RJ2851 4.50% 11/1/2054[4]		444	418
Freddie Mac Pool #SD8489 4.50% 12/1/2054[4]		2,770	2,607
Freddie Mac Pool #QX1414 5.50% 12/1/2054[4]		342	338
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA2, Class M1B, (30-day Average USD-SOFR + 2.40%) 6.969% 2/25/2042[4,5,8]		1,067	1,093
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.469% 4/25/2042[4,5,8]		441	457
Frontier Communications Holdings, LLC 5.00% 5/1/2028[5]		25	24
Frontier Communications Holdings, LLC 6.75% 5/1/2029[5]		2	2
Frontier Communications Holdings, LLC 5.875% 11/1/2029		65	65
Frontier Communications Holdings, LLC 6.00% 1/15/2030[5]		103	103
Frontier Communications Holdings, LLC 8.625% 3/15/2031[5]		27	29
FXI Holdings, Inc. 12.25% 11/15/2026[5]		497	475
Garda World Security Corp. 8.375% 11/15/2032[5]		65	66
Gartner, Inc. 3.75% 10/1/2030[5]		70	64

201	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,4,5]	USD	1,394	$1,402
Genesis Energy, LP 8.00% 1/15/2027		44	45
Genesis Energy, LP 8.25% 1/15/2029		25	25
Genesis Energy, LP 8.875% 4/15/2030		38	39
Genesis Energy, LP 7.875% 5/15/2032		60	59
GeoPark, Ltd. 5.50% 1/17/2027		4,581	4,399
Georgia (Republic of) 2.75% 4/22/2026[5]		400	377
Gilead Sciences, Inc. 5.25% 10/15/2033		1,342	1,347
Gilead Sciences, Inc. 5.55% 10/15/2053		1,155	1,137
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.764% 11/4/2031[7,8]		55	55
Global Auto Holdings PLC 11.50% 8/15/2029[5]		200	204
GLS Auto Receivables Trust, Series 2024-4A, Class E, 7.51% 8/15/2031[4,5]		1,005	1,007
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026)[1]		1,080	1,022
Goldman Sachs Group, Inc. 5.33% 7/23/2035 (USD-SOFR + 1.55% on 7/23/2034)[1]		769	755
Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[4]		3,800	3,119
Government National Mortgage Assn. 6.50% 1/1/2055[4,12]		1,708	1,738
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[4]		762	556
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052		965	671
Gray Television, Inc. 5.375% 11/15/2031[5]		19	10
Greenko Dutch BV 3.85% 3/29/2026		2,766	2,690
GreenSaif Pipelines Bidco SARL 5.853% 2/23/2036[5]		1,645	1,626
Group 1 Automotive, Inc. 4.00% 8/15/2028[5]		115	108
Grupo Energia Bogota SA ESP 4.875% 5/15/2030[5]		660	630
Gulfport Energy Operating Corp. 6.75% 9/1/2029[5]		15	15
HAH Group Holding Co., LLC 9.75% 10/1/2031[5]		115	115
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.107% 3/8/2030[7,8]		9	9
Harvest Midstream I, LP 7.50% 9/1/2028[5]		25	25
Harvest Midstream I, LP 7.50% 5/15/2032[5]		25	25
HCA, Inc. 5.625% 9/1/2028		120	122
HealthEquity, Inc. 4.50% 10/1/2029[5]		80	75
Helios Software Holdings, Inc. 8.75% 5/1/2029[5]		200	205
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029[4,5]		249	251
Hess Midstream Operations, LP 5.50% 10/15/2030[5]		14	14
Hightower Holding, LLC 6.75% 4/15/2029[5]		235	234
Hilcorp Energy I, LP 6.00% 4/15/2030[5]		105	99
Hilcorp Energy I, LP 6.00% 2/1/2031[5]		25	23
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030		25	24
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[5]		115	104
Honduras (Republic of) 6.25% 1/19/2027		653	635
Howard Hughes Corp. (The) 5.375% 8/1/2028[5]		275	268
Howard Hughes Corp. (The) 4.125% 2/1/2029[5]		195	180
Howard Hughes Corp. (The) 4.375% 2/1/2031[5]		120	108
Howden UK Refinance 2 PLC 8.125% 2/15/2032[5]		200	204
HSBC Holdings PLC 4.292% 9/12/2026 (3-month USD CME Term SOFR + 1.609% on 9/12/2025)[1]		4,172	4,155
HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]		1,700	1,689
HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[1]		2,000	2,175
HSBC Holdings PLC 6.332% 3/9/2044 (USD-SOFR + 2.65% on 3/9/2043)[1]		1,200	1,268
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.876% 5/10/2039[4,5,8]		396	398
HUB International, Ltd. 7.375% 1/31/2032[5]		65	66
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.367% 6/20/2030[7,8]		4	4
Hungary (Republic of) 5.50% 3/26/2036[5]		290	272
Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[5]		120	125
Husky Injection Molding Systems, Ltd., Term Loan B, (6-month USD CME Term SOFR + 4.50%) 8.875% 2/15/2029[7,8]		55	55
Hyundai Capital America 1.50% 6/15/2026[5]		2,375	2,262
Hyundai Capital America 1.65% 9/17/2026[5]		269	255

American Funds Insurance Series	202

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Hyundai Capital America 2.00% 6/15/2028[5]	USD	600	$540
Hyundai Capital America 6.50% 1/16/2029[5]		132	138
Icahn Enterprises, LP 9.75% 1/15/2029		65	65
Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[5]		500	499
Ingles Markets, Inc. 4.00% 6/15/2031[5]		130	115
Intelsat Jackson Holdings SA 6.50% 3/15/2030[5]		63	58
Intesa Sanpaolo SpA 7.00% 11/21/2025[5]		225	229
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[5]		55	51
Iron Mountain, Inc. 5.25% 7/15/2030[5]		235	225
Israel (State of) 3.375% 1/15/2050		1,470	955
Israel (State of) 3.875% 7/3/2050		795	563
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[5]		200	204
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026)[1]		1,243	1,194
JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[1]		575	588
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[1]		730	713
Kantar Group, LLC, Term Loan B2, (6-month USD CME Term SOFR + 4.50%) 9.089% 12/4/2026[7,8]		46	46
KB Home 6.875% 6/15/2027		50	51
Kennedy-Wilson, Inc. 4.75% 3/1/2029		20	18
Kennedy-Wilson, Inc. 4.75% 2/1/2030		245	217
Kodiak Gas Services, LLC 7.25% 2/15/2029[5]		10	10
Korea Electric Power Corp. 5.375% 7/31/2026[5]		1,290	1,301
Korea Gas Corp. 5.00% 7/8/2029[5]		225	225
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-month USD CME Term SOFR + 1.542%) 6.115% 12/15/2039[4,5,8]		1,243	1,243
LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[4,5]		16	16
LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[4,5]		651	653
LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[4,5]		194	198
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52% 3/15/2029[4,5]		219	218
Lamar Media Corp. 3.75% 2/15/2028		10	9
Lamar Media Corp. 3.625% 1/15/2031		120	106
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[5]		30	27
LATAM Airlines Group SA 7.875% 4/15/2030[5]		25	25
LCM Investments Holdings II, LLC 4.875% 5/1/2029[5]		110	103
LCM Investments Holdings II, LLC 8.25% 8/1/2031[5]		40	42
Levi Strauss & Co. 3.50% 3/1/2031[5]		115	101
LGI Homes, Inc. 8.75% 12/15/2028[5]		155	163
Light and Wonder International, Inc. 7.00% 5/15/2028[5]		20	20
Lindblad Expeditions, LLC 6.75% 2/15/2027[5]		5	5
Live Nation Entertainment, Inc. 4.75% 10/15/2027[5]		130	126
Lloyds Banking Group PLC 1.627% 5/11/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]		7,000	6,698
Lockheed Martin Corp. 5.20% 2/15/2064		309	287
LPL Holdings, Inc. 4.375% 5/15/2031[5]		135	125
LSB Industries, Inc. 6.25% 10/15/2028[5]		90	87
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.906% 7/15/2036[4,5,8]		563	563
Marriott International, Inc. 2.75% 10/15/2033		5	4
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[5]		45	42
Marsh & McLennan Companies, Inc. 5.70% 9/15/2053		282	283
Mastercard, Inc. 2.00% 11/18/2031		600	499
Matador Resources Co. 6.50% 4/15/2032[5]		50	50
Matador Resources Co. 6.25% 4/15/2033[5]		45	44
Medline Borrower, LP 5.25% 10/1/2029[5]		40	39
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 10/23/2028[7,8]		49	50
MEG Energy Corp. 5.875% 2/1/2029[5]		30	29
Meituan 2.125% 10/28/2025		1,730	1,689
Melco Resorts Finance, Ltd. 5.25% 4/26/2026[5]		1,528	1,507
Melco Resorts Finance, Ltd. 5.625% 7/17/2027[5]		873	846
Methanex Corp. 5.125% 10/15/2027		55	54
Methanex Corp. 5.25% 12/15/2029		5	5

203	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028)[1,4,5]	USD	1,521	$1,535
MGM Resorts International 5.50% 4/15/2027		90	90
Microchip Technology, Inc. 5.05% 2/15/2030		709	704
Mileage Plus Holdings, LLC 6.50% 6/20/2027[5]		37	38
Mineral Resources, Ltd. 8.00% 11/1/2027[5]		155	159
Mineral Resources, Ltd. 9.25% 10/1/2028[5]		85	89
Minerva Luxembourg SA 8.875% 9/13/2033		2,666	2,769
Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[4,5]		761	766
Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[4,5]		225	227
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[4,5]		1,094	1,101
Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[4,5]		539	542
Molina Healthcare, Inc. 4.375% 6/15/2028[5]		80	76
Molina Healthcare, Inc. 3.875% 11/15/2030[5]		75	67
Molina Healthcare, Inc. 6.25% 1/15/2033[5]		75	74
Moog, Inc. 4.25% 12/9/2027[5]		120	115
Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]		2,164	2,075
Morgan Stanley 1.794% 2/15/2032 (USD-SOFR + 1.034% on 2/13/2031)[1]		1,433	1,170
Morgan Stanley Bank, NA 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[1]		3,700	3,622
MSCI, Inc. 3.625% 11/1/2031[5]		210	189
MSWF Commercial Mortgage Trust, Series 2023-2, Class A5, 6.014% 12/15/2056[4,8]		336	354
Multi Family Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.319% 7/25/2054[4,5,8]		502	507
Murphy Oil Corp. 6.00% 10/1/2032		25	24
Murphy Oil USA, Inc. 4.75% 9/15/2029		48	46
MV24 Capital BV 6.748% 6/1/2034		1,053	999
Nabors Industries, Inc. 7.375% 5/15/2027[5]		55	55
Nabors Industries, Inc. 9.125% 1/31/2030[5]		160	163
National Australia Bank, Ltd. 5.181% 6/11/2034[5]		1,250	1,254
Nationstar Mortgage Holdings, Inc. 5.125% 12/15/2030[5]		135	126
Navient Corp. 5.00% 3/15/2027		45	44
Navient Corp. 4.875% 3/15/2028		145	138
NCR Atleos Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.397% 4/16/2029[7,8]		23	23
NCR Voyix Corp. 5.125% 4/15/2029[5]		38	36
New York Life Global Funding 1.20% 8/7/2030[5]		2,725	2,244
New York Life Global Funding 5.00% 1/9/2034[5]		1,500	1,483
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[4,5,8]		575	530
NewCo Holding USD 20 SARL 9.375% 11/7/2029[5]		200	199
Newell Brands, Inc. 5.70% 4/1/2026		50	50
Nexstar Media, Inc. 4.75% 11/1/2028[5]		165	154
NFE Financing, LLC 12.00% 11/15/2029[5]		639	672
NGL Energy Operating, LLC 8.125% 2/15/2029[5]		55	56
NGL Energy Operating, LLC 8.375% 2/15/2032[5]		70	71
Norfolk Southern Corp. 5.35% 8/1/2054		496	473
Northern Oil and Gas, Inc. 8.125% 3/1/2028[5]		150	152
NOVA Chemicals Corp. 5.25% 6/1/2027[5]		20	19
NOVA Chemicals Corp. 9.00% 2/15/2030[5]		90	95
Novelis Corp. 4.75% 1/30/2030[5]		80	74
Novelis Corp. 3.875% 8/15/2031[5]		20	17
NuStar Logistics, LP 5.625% 4/28/2027		80	79
Occidental Petroleum Corp. 6.375% 9/1/2028		54	56
OCP SA 3.75% 6/23/2031		500	432
Oleoducto Central SA 4.00% 7/14/2027		879	832
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[4,5]		269	272
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[4,5]		120	122
ONEOK, Inc. 5.80% 11/1/2030		69	71
ONEOK, Inc. 6.05% 9/1/2033		514	529
ONEOK, Inc. 6.625% 9/1/2053		290	305
OneSky Flight, LLC 8.875% 12/15/2029[5]		35	35
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,4,5]		915	921

American Funds Insurance Series	204

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,4,5]	USD	1,776	$1,791
Open Text Corp. 3.875% 2/15/2028[5]		25	24
Option Care Health, Inc. 4.375% 10/31/2029[5]		25	23
Oracle Corp. 2.65% 7/15/2026		2,327	2,258
Oracle Corp. 3.25% 11/15/2027		1,880	1,808
Oracle Corp. 3.95% 3/25/2051		22	16
Orange 9.00% 3/1/2031[1]		2,434	2,900
Osaic Holdings, Inc. 10.75% 8/1/2027[5]		256	266
Owens & Minor, Inc. 6.625% 4/1/2030[5]		40	38
Pacific Gas and Electric Co. 3.15% 1/1/2026		3,000	2,949
Pacific Gas and Electric Co. 4.65% 8/1/2028		542	535
Pacific Gas and Electric Co. 6.40% 6/15/2033		1,500	1,582
Pacific Gas and Electric Co. 3.30% 8/1/2040		4,525	3,389
PacifiCorp 5.45% 2/15/2034		350	348
PacifiCorp 3.30% 3/15/2051		150	98
PacifiCorp 2.90% 6/15/2052		280	167
PacifiCorp 5.35% 12/1/2053		525	483
PacifiCorp 5.50% 5/15/2054		980	917
PacifiCorp 5.80% 1/15/2055		500	486
Panama (Republic of) 3.75% 4/17/2026		465	450
Panama (Republic of) 7.50% 3/1/2031		415	421
Panama (Republic of) 6.40% 2/14/2035		850	774
Panama (Republic of) 8.00% 3/1/2038		755	759
Panama (Republic of) 7.875% 3/1/2057		4,365	4,223
Park Intermediate Holdings, LLC 4.875% 5/15/2029[5]		65	61
Park Intermediate Holdings, LLC 7.00% 2/1/2030[5]		55	56
Party City Holdings, Inc. 12.00% PIK 1/11/2029[5,6,11]		2	—
Performance Food Group, Inc. 5.50% 10/15/2027[5]		11	11
Permian Resources Operating, LLC 9.875% 7/15/2031[5]		5	6
Permian Resources Operating, LLC 7.00% 1/15/2032[5]		25	25
Permian Resources Operating, LLC 6.25% 2/1/2033[5]		106	105
Petroleos Mexicanos 4.25% 1/15/2025		261	260
Petroleos Mexicanos 6.875% 10/16/2025		946	944
Petroleos Mexicanos 6.875% 8/4/2026		638	627
Petroleos Mexicanos 6.49% 1/23/2027		5,999	5,823
Petroleos Mexicanos 6.50% 3/13/2027		6,200	5,999
Petroleos Mexicanos 6.84% 1/23/2030		8,494	7,766
Petroleos Mexicanos 5.95% 1/28/2031		65	55
Petroleos Mexicanos 6.70% 2/16/2032		779	678
Petroleos Mexicanos 6.95% 1/28/2060		55	38
Petrorio Luxembourg Holding SARL 6.125% 6/9/2026		910	907
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033		2,128	2,069
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053		188	176
PG&E Corp. 5.00% 7/1/2028		385	376
PG&E Corp. 5.25% 7/1/2030		175	171
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[1]		145	149
Philip Morris International, Inc. 5.125% 11/17/2027		315	319
Philip Morris International, Inc. 2.10% 5/1/2030		634	548
Philip Morris International, Inc. 5.75% 11/17/2032		1,554	1,599
Philip Morris International, Inc. 5.375% 2/15/2033		1,382	1,385
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[1]		375	380
POSCO Holdings, Inc. 4.875% 1/23/2027[5]		510	509
Post Holdings, Inc. 5.50% 12/15/2029[5]		80	78
Post Holdings, Inc. 4.625% 4/15/2030[5]		444	410
Post Holdings, Inc. 6.25% 2/15/2032[5]		33	33
Prestige Brands, Inc. 3.75% 4/1/2031[5]		120	105
Procter & Gamble Co. 3.00% 3/25/2030		338	312
PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]		2,755	2,634

205	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
PT Freeport Indonesia 5.315% 4/14/2032	USD	449	$438
Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[5,11]		175	173
Radiology Partners, Inc. 9.898% PIK 2/15/2030[5,11]		269	251
Radiology Partners, Inc., Term Loan B, 1.50% PIK and 8.275% Cash 1/31/2029[7,8,11]		9	9
Raizen Fuels Finance SA 6.45% 3/5/2034[5]		910	900
Range Resources Corp. 4.75% 2/15/2030[5]		145	136
Reworld Holding Corp. 4.875% 12/1/2029[5]		25	23
RHP Hotel Properties, LP 7.25% 7/15/2028[5]		80	83
RHP Hotel Properties, LP 4.50% 2/15/2029[5]		90	85
RLJ Lodging Trust, LP 4.00% 9/15/2029[5]		25	23
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[5]		20	19
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[5]		75	75
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[5]		90	90
Ryan Specialty Group, LLC 4.375% 2/1/2030[5]		45	42
Ryan Specialty, LLC 5.875% 8/1/2032[5]		20	20
SAEL, Ltd. 7.80% 7/31/2031[5]		630	630
Sally Holdings, LLC 6.75% 3/1/2032		107	107
San Miguel Global Power Holdings Corp. 8.75% perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 7.732% on 9/12/2029)[1]		1,870	1,943
Sands China, Ltd. 5.40% 8/8/2028		2,710	2,681
Sands China, Ltd. 3.25% 8/8/2031		930	797
Santander Holdings USA, Inc. 3.244% 10/5/2026		3,750	3,641
Sasol Financing USA, LLC 8.75% 5/3/2029[2]		1,330	1,351
Sats Treasury Pte., Ltd. 4.828% 1/23/2029		350	348
Saturn Oil & Gas, Inc. 9.625% 6/15/2029[5]		70	68
Saudi Arabian Oil Co. 5.75% 7/17/2054[5]		1,040	974
Scentre Group Trust 1 3.50% 2/12/2025[5]		210	210
Scentre Group Trust 1 3.75% 3/23/2027[5]		110	107
Scientific Games Holdings, LP 6.625% 3/1/2030[5]		46	44
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[5]		115	108
Sealed Air Corp. 6.125% 2/1/2028[5]		180	181
Sealed Air Corp. 6.50% 7/15/2032[5]		123	123
Serbia (Republic of) 6.25% 5/26/2028[5]		740	753
Service Corp. International 5.75% 10/15/2032		35	34
Service Properties Trust 8.625% 11/15/2031[5]		60	63
ServiceNow, Inc. 1.40% 9/1/2030		756	629
Simmons Foods, Inc. 4.625% 3/1/2029[5]		160	148
Sirius XM Radio, LLC 3.125% 9/1/2026[5]		50	48
Sirius XM Radio, LLC 4.00% 7/15/2028[5]		195	180
Sirius XM Radio, LLC 4.125% 7/1/2030[5]		39	34
Sirius XM Radio, LLC 3.875% 9/1/2031[5]		111	93
SK hynix, Inc. 1.50% 1/19/2026		563	543
SM Energy Co. 6.50% 7/15/2028		45	45
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.148% 11/15/2052[4,5,8]		615	623
SMRC Automotive Holdings Netherlands BV 5.625% 7/11/2029[5]		595	595
Sonic Automotive, Inc. 4.625% 11/15/2029[5]		45	42
Sonic Automotive, Inc. 4.875% 11/15/2031[5]		20	18
Southern California Edison Co. 2.85% 8/1/2029		200	183
Southern California Edison Co. 3.65% 2/1/2050		1,700	1,216
Spirit AeroSystems, Inc. 9.75% 11/15/2030[5]		71	79
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.085% 1/15/2027[7,8]		5	5
Sprint, LLC 7.625% 3/1/2026		130	133
Stagwell Global, LLC 5.625% 8/15/2029[5]		115	110
Station Casinos, LLC 6.625% 3/15/2032[5]		35	35
Stillwater Mining Co. 4.00% 11/16/2026[2]		2,090	1,986
Sunoco, LP 7.00% 5/1/2029[5]		30	31
Sunoco, LP 4.50% 5/15/2029		290	274
Sunoco, LP 4.50% 4/30/2030		35	32
Surgery Center Holdings, Inc. 7.25% 4/15/2032[5]		45	46
Talen Energy Supply, LLC 8.625% 6/1/2030[5]		69	74

American Funds Insurance Series	206

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 7.023% 5/17/2030[7,8]	USD	44	$45
Talos Production, Inc. 9.00% 2/1/2029[5]		15	15
Talos Production, Inc. 9.375% 2/1/2031[5]		55	56
Tencent Holdings, Ltd. 3.24% 6/3/2050[5]		3,450	2,292
Tenet Healthcare Corp. 6.125% 10/1/2028		25	25
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		240	235
TGS ASA 8.50% 1/15/2030[5]		200	205
Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040		1,414	1,295
T-Mobile USA, Inc. 2.40% 3/15/2029		1,079	972
T-Mobile USA, Inc. 5.65% 1/15/2053		1,400	1,356
Toronto-Dominion Bank (The) 4.783% 12/17/2029		424	418
TransDigm, Inc. 5.50% 11/15/2027		45	44
TransDigm, Inc. 4.875% 5/1/2029		80	76
TransDigm, Inc. 6.875% 12/15/2030[5]		85	86
TransDigm, Inc. 6.625% 3/1/2032[5]		45	45
Transocean Poseidon, Ltd. 6.875% 2/1/2027[5]		45	45
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[5]		102	104
Transocean, Inc. 8.75% 2/15/2030[5]		34	35
Transocean, Inc. 6.80% 3/15/2038		35	29
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[5,6]		94	94
Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[4,5]		251	249
Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[4,5]		100	98
Triumph Group, Inc. 9.00% 3/15/2028[5]		57	59
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[7,8]		124	127
Turkey (Republic of) 7.125% 7/17/2032		1,360	1,351
U.S. Treasury 4.25% 1/31/2026		1,202	1,202
U.S. Treasury 4.50% 4/15/2027		1,630	1,639
U.S. Treasury 1.125% 8/31/2028		2,155	1,923
U.S. Treasury 4.25% 2/28/2029		109	109
U.S. Treasury 4.125% 3/31/2029		24	24
U.S. Treasury 4.625% 4/30/2029		13	13
U.S. Treasury 4.00% 7/31/2029		347	342
U.S. Treasury 3.50% 9/30/2029		399	384
U.S. Treasury 4.125% 10/31/2029		328	324
U.S. Treasury 4.125% 11/30/2031		704	689
U.S. Treasury 3.875% 8/15/2034		540	511
U.S. Treasury 4.25% 11/15/2034[13]		21,744	21,192
U.S. Treasury 1.75% 8/15/2041		4,650	3,015
U.S. Treasury 4.75% 11/15/2043[13]		2,650	2,619
U.S. Treasury 4.625% 5/15/2044		1,210	1,174
U.S. Treasury 3.00% 8/15/2048[13]		5,045	3,691
U.S. Treasury 1.25% 5/15/2050[13]		1,625	772
U.S. Treasury 4.75% 11/15/2053[13]		5,509	5,459
U.S. Treasury 4.25% 2/15/2054		681	622
U.S. Treasury 4.625% 5/15/2054[13]		5,926	5,769
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[3]		824	805
U.S. Treasury Inflation-Protected Security 2.375% 10/15/2028[3,13]		10,400	10,566
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[3]		3,431	1,890
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[3]		180	145
UKG, Inc. 6.875% 2/1/2031[5]		77	78
Uniform Mortgage-Backed Security 3.50% 1/1/2055[4,12]		3,098	2,740
Uniform Mortgage-Backed Security 4.50% 1/1/2055[4,12]		2,424	2,280
Uniform Mortgage-Backed Security 6.00% 1/1/2055[4,12]		129	130
Uniform Mortgage-Backed Security 4.50% 2/1/2055[4,12]		2,984	2,806
United Mexican States 6.00% 5/7/2036		970	915
United Mexican States 6.338% 5/4/2053		425	380
United Natural Foods, Inc. 6.75% 10/15/2028[5]		85	84
United Rentals (North America), Inc. 3.875% 2/15/2031		130	116
Univision Communications, Inc. 8.00% 8/15/2028[5]		110	112
Univision Communications, Inc. 4.50% 5/1/2029[5]		250	224

207	American Funds Insurance Series

Capital World Bond Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. dollars (continued)
US Foods, Inc. 4.625% 6/1/2030[5]	USD	35	$33
Vail Resorts, Inc. 6.50% 5/15/2032[5]		20	20
Valvoline, Inc. 3.625% 6/15/2031[5]		85	73
Velocity Vehicle Group, LLC 8.00% 6/1/2029[5]		30	31
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.286% Cash 1/16/2026[7,8,11]		31	31
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.304% Cash 10/10/2028[7,8,11]		52	51
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[5]		35	32
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[5]		31	31
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[5]		110	99
Venture Global LNG, Inc. 8.125% 6/1/2028[5]		80	83
Veralto Corp. 5.35% 9/18/2028		2,900	2,938
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,4,5]		739	745
Verus Securitization Trust, Series 2024-9, Class A1, 5.493% 11/25/2069[4,5,8]		898	902
VICI Properties, LP 4.375% 5/15/2025		1,563	1,560
VZ Secured Financing BV 5.00% 1/15/2032[5]		200	177
W&T Offshore, Inc. 11.75% 2/1/2026[5]		55	56
Wand NewCo 3, Inc. 7.625% 1/30/2032[5]		35	36
Warrior Met Coal, Inc. 7.875% 12/1/2028[5]		71	74
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[5]		200	199
Waste Management, Inc. 3.875% 1/15/2029[5]		50	48
Weatherford International, Ltd. 8.625% 4/30/2030[5]		93	96
Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]		4,698	4,558
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]		1,600	1,337
WESCO Distribution, Inc. 7.25% 6/15/2028[5]		200	204
WESCO Distribution, Inc. 6.625% 3/15/2032[5]		150	153
Western Midstream Operating, LP 3.10% 2/1/2025		85	85
Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[4,5]		234	234
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[4,5]		60	60
Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]		1,250	1,247
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032[4,5]		146	146
WMG Acquisition Corp. 3.75% 12/1/2029[5]		110	101
WMG Acquisition Corp. 3.875% 7/15/2030[5]		135	123
WMG Acquisition Corp. 3.00% 2/15/2031[5]		80	70
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[1,2,6,11]		105	106
Wynn Resorts Finance, LLC 7.125% 2/15/2031[5]		43	45
Ziggo BV 4.875% 1/15/2030[5]		300	276
			702,776
Total bonds, notes & other debt instruments (cost: $1,497,056,000)			1,389,293

Preferred securities 0.01%	Shares
U.S. dollars 0.01%
ACR III LSC Holdings, LLC, Series B, preferred shares[5,6,14]	48	84
Total preferred securities (cost: $50,000)		84

Common stocks 0.13%
U.S. dollars 0.13%
Constellation Oil Services Holding SA6,14	3,958,477	1,611
Altera Infrastructure, LP6,14	1,441	116
Venator Materials PLC[6,14]	232	92
New Fortress Energy, Inc., Class A15	4,094	62
WeWork, Inc.[6,14]	968	13
Bighorn Permian Resources, LLC[6]	531	—	[9]
Party City Holdco, Inc.[6,14]	80	—	[9]

American Funds Insurance Series	208

Capital World Bond Fund® (continued)

Common stocks (continued)	Shares	Value (000)
U.S. dollars (continued)
Party City Holdco, Inc.[5,6,14]	1	$—	[9]
Endo, Inc., 1L 6.125% Escrow[6,14]	205,000	—	[9]
SVB Financial Group, Class C, Trust Units[6,14]	480	—	[9]
Total common stocks (cost: $2,075,000)		1,894

Investment funds 1.46%
Capital Group Central Corporate Bond Fund[16]	2,550,913	21,147
Total investment funds (cost: $19,944,000)		21,147

Short-term securities 2.49%
Money market investments 1.60%
Capital Group Central Cash Fund 4.50%[16,17]	232,089	23,214

	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 0.89%
Egypt (Arab Republic of) 3/11/2025	21.301%	EGP	94,475	1,771
Egypt (Arab Republic of) 3/18/2025	21.290		407,450	7,597
Nigeria (Republic of) 2/11/2025	18.000	NGN	358,095	225
Nigeria (Republic of) 2/20/2025	17.782		477,455	299
Nigeria (Republic of) 2/25/2025	18.045		1,433,311	896
Nigeria (Republic of) 3/6/2025	17.824		1,609,737	1,000
Nigeria (Republic of) 3/13/2025	17.900		636,615	394
Nigeria (Republic of) 3/27/2025	18.586		1,001,782	615
				12,797
Total short-term securities (cost: $36,907,000)				36,011

Options purchased (equity style) 0.00%
Options purchased (equity style)*	1
Total options purchased (equity style) (cost: $19,000)	1

Total investment securities 100.02% (cost: $1,556,051,000)	1,448,430
Total options written† (0.01)% (premium received: $19,000)	(79)
Other assets less liabilities (0.01)%	(114)
Net assets 100.00%	$1,448,237

*Options purchased (equity style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price		Notional amount (000)		Value at 12/31/2024 (000)
Call
3 Month SOFR Futures Option	7	6/13/2025	USD	97.00	USD	1,750	$1

209	American Funds Insurance Series

Capital World Bond Fund® (continued)

*Options purchased (equity style) (continued)

Options on foreign currencies

Description	Counterparty	Expiration date	Exercise price		Notional amount (000)		Value at 12/31/2024 (000)
Put
PUT USD/CAD FX Option	Bank of America	1/30/2025	CAD	1.36	USD	4,385	$—	[9]

†Options written (equity style)

Options on foreign currencies

Description	Counterparty	Expiration date	Exercise price		Notional amount (000)	Value at 12/31/2024 (000)
Call
CALL USD/CAD FX Option	Bank of America	1/30/2025	CAD	1.42	USD(4,385)	$(79)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
3 Month SONIA Futures	Long	141	3/17/2026	USD	42,327	$(64)
2 Year Italy Government Bond Futures	Short	24	3/10/2025		(2,670)	11
2 Year Euro-Schatz Futures	Short	147	3/10/2025		(16,291)	39
2 Year U.S. Treasury Note Futures	Long	209	4/3/2025		42,972	(18)
3 Year Australian Treasury Bond Futures	Short	1	3/18/2025		(66)	—9
5 Year Euro-Bobl Futures	Long	516	3/10/2025		62,996	(791)
5 Year U.S. Treasury Note Futures	Long	886	4/3/2025		94,186	(585)
10 Year Italy Government Bond Futures	Long	174	3/10/2025		21,625	(523)
10 Year French Government Bond Futures	Long	21	3/10/2025		2,684	(54)
10 Year Euro-Bund Futures	Short	380	3/10/2025		(52,525)	1,198
10 Year Australian Treasury Bond Futures	Long	3	3/17/2025		210	(3)
10 Year Japanese Government Bond Futures	Short	30	3/21/2025		(27,055)	126
10 Year UK Gilt Futures	Long	115	3/31/2025		13,304	(342)
10 Year Ultra U.S. Treasury Note Futures	Long	98	3/31/2025		10,909	(70)
10 Year U.S. Treasury Note Futures	Short	208	3/31/2025		(22,620)	382
20 Year U.S. Treasury Note Futures	Long	172	3/31/2025		19,581	(545)
30 Year Euro-Buxl Futures	Long	17	3/10/2025		2,336	(141)
30 Year Ultra U.S. Treasury Bond Futures	Long	91	3/31/2025		10,821	(548)
						$(1,928)
American Funds Insurance Series	210

Capital World Bond Fund® (continued)

Forward currency contracts

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2024 (000)
USD	2,436	EUR	2,310	UBS AG	1/8/2025	$42
JPY	841,030	USD	5,447	BNP Paribas	1/8/2025	(96)
EUR	40,091	USD	42,262	Morgan Stanley	1/8/2025	(720)
CNH	66,687	USD	9,219	Standard Chartered Bank	1/9/2025	(131)
USD	19,662	BRL	114,927	JPMorgan Chase	1/10/2025	1,096
USD	13,729	KRW	19,528,504	Morgan Stanley	1/10/2025	504
USD	4,164	IDR	66,363,359	Citibank	1/10/2025	61
USD	3,902	INR	331,490	UBS AG	1/10/2025	35
USD	693	CLP	673,750	Morgan Stanley	1/10/2025	16
COP	2,800,000	USD	633	Morgan Stanley	1/10/2025	2
BRL	8,510	USD	1,373	Citibank	1/10/2025	2
BRL	8,780	USD	1,421	Morgan Stanley	1/10/2025	(3)
BRL	5,535	USD	905	Morgan Stanley	1/10/2025	(11)
BRL	9,390	USD	1,532	BNP Paribas	1/10/2025	(15)
BRL	9,540	USD	1,566	BNP Paribas	1/10/2025	(25)
INR	231,720	USD	2,731	Citibank	1/10/2025	(28)
INR	218,996	USD	2,587	HSBC Bank	1/10/2025	(32)
JPY	1,720,965	USD	11,598	UBS AG	1/10/2025	(647)
USD	3,863	EUR	3,660	Citibank	1/14/2025	69
USD	1,038	EUR	980	Barclays Bank PLC	1/14/2025	23
EUR	1,580	USD	1,649	Citibank	1/14/2025	(12)
AUD	4,100	USD	2,629	HSBC Bank	1/14/2025	(91)
CNH	304,407	USD	41,936	UBS AG	1/14/2025	(448)
USD	1,585	HUF	619,035	Citibank	1/15/2025	27
HUF	1,284,310	EUR	3,103	Citibank	1/15/2025	14
EUR	3,240	PLN	13,860	Standard Chartered Bank	1/15/2025	4
USD	245	PLN	1,000	HSBC Bank	1/15/2025	4
CZK	47,290	EUR	1,882	Standard Chartered Bank	1/15/2025	(7)
CZK	18,000	USD	758	Standard Chartered Bank	1/15/2025	(18)
EUR	1,250	USD	1,316	Citibank	1/15/2025	(21)
MXN	32,240	USD	1,594	UBS AG	1/15/2025	(52)
THB	190,470	USD	5,612	Citibank	1/15/2025	(67)
MXN	85,310	USD	4,201	Bank of New York Mellon	1/15/2025	(121)
USD	14,562	GBP	11,420	HSBC Bank	1/16/2025	267
JPY	308,183	USD	2,067	Morgan Stanley	1/16/2025	(104)
GBP	8,290	USD	10,575	Barclays Bank PLC	1/16/2025	(198)
USD	14,088	JPY	2,159,605	UBS AG	1/17/2025	335
USD	10,372	DKK	73,090	Standard Chartered Bank	1/17/2025	211
USD	4,978	NZD	8,532	Standard Chartered Bank	1/17/2025	204
USD	5,205	CHF	4,550	UBS AG	1/17/2025	182
USD	10,656	EUR	10,150	Citibank	1/17/2025	134
USD	4,114	NOK	45,865	BNP Paribas	1/17/2025	85
PLN	20,540	EUR	4,794	HSBC Bank	1/17/2025	1
TRY	7,670	USD	212	Standard Chartered Bank	1/17/2025	1
DKK	46,980	EUR	6,301	Standard Chartered Bank	1/17/2025	— [9]
NZD	730	USD	411	UBS AG	1/17/2025	(2)
MYR	10,480	USD	2,353	Standard Chartered Bank	1/17/2025	(13)
EUR	1,217	USD	1,281	Morgan Stanley	1/17/2025	(20)
CHF	2,790	USD	3,195	Standard Chartered Bank	1/17/2025	(115)
ZAR	60,730	USD	3,359	Standard Chartered Bank	1/17/2025	(146)
CAD	14,583	USD	10,300	Morgan Stanley	1/17/2025	(148)
JPY	4,049,184	USD	26,775	Morgan Stanley	1/17/2025	(988)
CHF	4,645	USD	5,178	Morgan Stanley	1/22/2025	(46)
USD	8,223	GBP	6,475	Morgan Stanley	1/23/2025	119
EUR	5,100	CAD	7,600	UBS AG	1/23/2025	(4)
SGD	1,400	USD	1,043	Standard Chartered Bank	1/23/2025	(17)

211	American Funds Insurance Series

Capital World Bond Fund® (continued)

Forward currency contracts (continued)

Contract amount						Unrealized appreciation (depreciation)
Currency purchased (000)		Currency sold (000)		Counterparty	Settlement date	at 12/31/2024 (000)
EUR	34,205	USD	35,984	Morgan Stanley	1/23/2025	$(519)
USD	9,213	NZD	15,964	HSBC Bank	1/24/2025	280
USD	5,055	AUD	7,936	HSBC Bank	1/24/2025	143
USD	3,361	GBP	2,650	Goldman Sachs	1/24/2025	44
USD	3,402	EUR	3,240	HSBC Bank	1/24/2025	43
NZD	666	USD	375	UBS AG	1/24/2025	(2)
NZD	929	USD	526	UBS AG	1/24/2025	(6)
CHF	612	USD	688	Citibank	1/24/2025	(12)
NOK	5,785	USD	521	UBS AG	1/24/2025	(13)
CAD	3,020	USD	2,125	Goldman Sachs	1/24/2025	(23)
SEK	32,900	USD	3,008	Standard Chartered Bank	1/24/2025	(31)
CNH	37,010	USD	5,081	Bank of America	1/24/2025	(36)
CNH	68,268	USD	9,382	Citibank	1/24/2025	(76)
USD	5,243	MXN	106,691	Morgan Stanley	1/27/2025	152
CAD	3,225	USD	2,329	HSBC Bank	2/10/2025	(82)
USD	4,013	JPY	594,510	HSBC Bank	3/6/2025	206
USD	3,954	JPY	588,629	UBS AG	3/10/2025	182
USD	1,057	JPY	159,761	Bank of America	3/10/2025	33
USD	4,405	CAD	6,285	Citibank	3/19/2025	20
NZD	855	USD	482	UBS AG	3/19/2025	(3)
NZD	5,405	USD	3,062	UBS AG	3/19/2025	(35)
USD	3,362	BRL	17,410	Citibank	4/1/2025	586
						$(57)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		12/31/2024 (000)	(received) (000)	at 12/31/2024 (000)
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK	83,740	$(3)	$—	$(3)
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN	14,940	(12)	—	(12)
4.254%	Annual	SONIA	Annual	5/9/2027	GBP	4,083	3	—	3
3.5175%	Annual	SOFR	Annual	8/15/2027	USD	24,180	(332)	—	(332)
3.968%	Annual	SONIA	Annual	2/16/2029	GBP	13,830	(78)	—	(78)
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR	5,930	(152)	—	(152)
3.4928%	Annual	SONIA	Annual	8/6/2029	GBP	5,260	(156)	—	(156)
SOFR	Annual	3.4705%	Annual	2/10/2030	USD	16,910	445	—	445
2.4475%	Annual	6-month EURIBOR	Semi-annual	11/11/2034	EUR	5,770	41	—	41
SONIA	Annual	3.9322%	Annual	2/16/2054	GBP	3,550	222	—	222
6-month EURIBOR	Semi-annual	2.2377%	Annual	11/11/2054	EUR	2,310	(38)	—	(38)
							$(60)	$—	$(60)
American Funds Insurance Series	212

Capital World Bond Fund® (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Bilateral interest rate swaps

Receive		Pay				Notional	Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Counterparty	Expiration date	amount (000)	12/31/2024 (000)	(received) (000)	at 12/31/2024 (000)
11.22441676%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL30,865	$(456)	$—	$(456)
12.215%	At maturity	BZDIOVER	At maturity	Bank of America	1/4/2027	BRL44,390	(462)	—	(462)
11.91%	At maturity	BZDIOVER	At maturity	Barclays Bank PLC	1/4/2027	BRL79,860	(903)	—	(903)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL100,270	(1,299)	—	(1,299)
11.495%	At maturity	BZDIOVER	At maturity	Bank of America	1/2/2029	BRL35,980	(875)	—	(875)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	BRL55,145	(1,942)	—	(1,942)
							$(5,937)	$—	$(5,937)

Centrally cleared credit default swaps on credit indices — buy protection

Reference Index	Financing rate paid	Payment frequency	Expiration date		Notional Amount (000)	Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029	USD	26,605	$(2,053)	$(1,971)	$(82)

Centrally cleared credit default swaps on credit indices — sell protection

Reference Index	Financing rate received	Payment frequency	Expiration date	Notional amount[18] (000)		Value at 12/31/2024[19] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD	84,212	$1,881	$1,912	$(31)

Investments in affiliates16

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Investment funds 1.46%
Capital Group Central Corporate Bond Fund	$52,692	$1,410	$31,216	$689	$(2,428)	$21,147	$1,410
Short-term securities 1.60%
Money market investments 1.60%
Capital Group Central Cash Fund 4.50%[17]	177,300	535,010	689,124	11	17	23,214	8,081
Total 3.06%				$700	$(2,411)	$44,361	$9,491
213	American Funds Insurance Series

Capital World Bond Fund® (continued)

Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Bank of America Corp. 3.648% 3/31/2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1]	5/19/2020	$5,826	$5,298	.36%
Goldman Sachs Group, Inc. 3.375% 3/27/2025	5/19/2020	5,478	5,182	.36
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	1,931	1,986	.14
Metropolitan Life Global Funding I 0.55% 6/16/2027	12/11/2023	2,012	1,975	.13
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	1,339	1,351	.09
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[1,6,11]	6/23/2023	103	106	.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[7,8]	9/13/2023	94	96	.01
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[7,8]	9/13/2023-12/13/2024	7	7	.00 [20]
Total		$16,790	$16,001	1.10%

[1]	Step bond; coupon rate may change at a later date.
[2]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $16,001,000, which represented 1.10% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $119,008,000, which represented 8.22% of the net assets of the fund.
[6]	Value determined using significant unobservable inputs.
[7]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,138,000, which represented .15% of the net assets of the fund.
[8]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[9]	Amount less than one thousand.
[10]	Scheduled interest and/or principal payment was not received.
[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[12]	Purchased on a TBA basis.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $13,253,000, which represented .92% of the net assets of the fund.
[14]	Security did not produce income during the last 12 months.
[15]	Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $62,000, which represented less than .01% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.
[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	Rate represents the seven-day yield at 12/31/2024.
[18]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[19]	The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.
[20]	Amount less than .01%.
American Funds Insurance Series	214

Capital World Bond Fund® (continued)

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLO = Collateralized Loan Obligations
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
EGP = Egyptian pounds
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NOK = Norwegian kroner
NZD = New Zealand dollars
PIK = Payment In Kind
PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
UST = U.S. Treasury
WIBOR = Warsaw Interbank Offered Rate
ZAR = South African rand

Refer to the notes to financial statements.

215	American Funds Insurance Series

American High-Income Trust®

Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 86.98%	Principal amount (000)		Value (000)
Corporate bonds, notes & loans 86.47%
Energy 13.70%
3R Lux SARL 9.75% 2/5/2031[1]	USD	875	$905
Antero Midstream Partners, LP 5.375% 6/15/2029[1]		620	604
Antero Midstream Partners, LP 6.625% 2/1/2032[1]		40	40
Antero Resources Corp. 5.375% 3/1/2030[1]		130	126
Archrock Partners, LP 6.25% 4/1/2028[1]		255	254
Archrock Partners, LP 6.625% 9/1/2032[1]		420	420
Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[1]		271	277
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[1]		650	634
Ascent Resources Utica Holdings, LLC 6.625% 10/15/2032[1]		500	497
Baytex Energy Corp. 8.50% 4/30/2030[1]		520	532
Baytex Energy Corp. 7.375% 3/15/2032[1]		1,470	1,434
BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[1]		1,210	1,157
Blue Racer Midstream, LLC 7.00% 7/15/2029[1]		125	128
Borr IHC, Ltd. 10.00% 11/15/2028[1]		2,572	2,569
Borr IHC, Ltd. 10.375% 11/15/2030[1]		1,061	1,059
California Resources Corp. 7.125% 2/1/2026[1]		390	390
California Resources Corp. 8.25% 6/15/2029[1]		520	528
Chord Energy Corp. 6.375% 6/1/2026[1]		190	190
CITGO Petroleum Corp. 8.375% 1/15/2029[1]		1,220	1,258
Civitas Resources, Inc. 5.00% 10/15/2026[1]		905	894
Civitas Resources, Inc. 8.375% 7/1/2028[1]		740	769
Civitas Resources, Inc. 8.625% 11/1/2030[1]		730	765
Civitas Resources, Inc. 8.75% 7/1/2031[1]		2,987	3,118
CNX Midstream Partners, LP 4.75% 4/15/2030[1]		280	256
CNX Resources Corp. 6.00% 1/15/2029[1]		1,504	1,476
CNX Resources Corp. 7.375% 1/15/2031[1]		861	885
CNX Resources Corp. 7.25% 3/1/2032[1]		1,160	1,185
Comstock Resources, Inc. 6.75% 3/1/2029[1]		405	395
Comstock Resources, Inc. 5.875% 1/15/2030[1]		1,110	1,036
Crescent Energy Finance, LLC 9.25% 2/15/2028[1]		1,258	1,316
Crescent Energy Finance, LLC 7.625% 4/1/2032[1]		2,170	2,161
Crescent Energy Finance, LLC 7.375% 1/15/2033[1]		1,415	1,376
DT Midstream, Inc. 4.125% 6/15/2029[1]		1,408	1,316
DT Midstream, Inc. 4.375% 6/15/2031[1]		307	280
Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[1]		725	741
Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[1]		1,485	1,568
Energean Israel Finance, Ltd. 5.375% 3/30/2028[1]		615	571
Energean Israel Finance, Ltd. 5.875% 3/30/2031[1]		1,085	956
Energy Transfer, LP 6.00% 2/1/2029[1]		55	56
EQM Midstream Partners, LP 6.50% 7/1/2027[1]		1,120	1,135
EQM Midstream Partners, LP 6.375% 4/1/2029[1]		185	186
EQM Midstream Partners, LP 4.75% 1/15/2031[1]		1,690	1,591
EQT Corp. 5.00% 1/15/2029		170	168
EQT Corp. 3.625% 5/15/2031[1]		290	259
Expand Energy Corp. 6.75% 4/15/2029[1]		755	764
Expand Energy Corp. 5.375% 3/15/2030		1,290	1,262
Expand Energy Corp. 4.75% 2/1/2032		370	345
Expand Energy Corp. 4.875% 4/15/2032[2]		4,300	18
Genesis Energy, LP 8.00% 1/15/2027		859	875
Genesis Energy, LP 7.75% 2/1/2028		72	72
Genesis Energy, LP 8.25% 1/15/2029		1,480	1,496
Genesis Energy, LP 8.875% 4/15/2030		1,110	1,131
Genesis Energy, LP 7.875% 5/15/2032		2,485	2,436
Global Partners, LP 6.875% 1/15/2029		135	134
Global Partners, LP 8.25% 1/15/2032[1]		575	592
Gran Tierra Energy, Inc. 9.50% 10/15/2029[1]		240	224
Gulfport Energy Operating Corp. 6.75% 9/1/2029[1]		175	176
Harbour Energy PLC 5.50% 10/15/2026[1]		1,065	1,065
Harvest Midstream I, LP 7.50% 9/1/2028[1]		1,717	1,734
Harvest Midstream I, LP 7.50% 5/15/2032[1]		900	917
Hess Midstream Operations, LP 5.125% 6/15/2028[1]		156	152

American Funds Insurance Series	216

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Hess Midstream Operations, LP 6.50% 6/1/2029[1]	USD	405	$409
Hess Midstream Operations, LP 4.25% 2/15/2030[1]		1,430	1,324
Hess Midstream Operations, LP 5.50% 10/15/2030[1]		400	389
Hilcorp Energy I, LP 5.75% 2/1/2029[1]		985	941
Hilcorp Energy I, LP 6.00% 4/15/2030[1]		922	871
Hilcorp Energy I, LP 6.00% 2/1/2031[1]		938	871
Hilcorp Energy I, LP 6.25% 4/15/2032[1]		970	897
Hilcorp Energy I, LP 8.375% 11/1/2033[1]		1,783	1,822
Kodiak Gas Services, LLC 7.25% 2/15/2029[1]		265	271
Matador Resources Co. 6.875% 4/15/2028[1]		425	431
Matador Resources Co. 6.50% 4/15/2032[1]		820	812
Matador Resources Co. 6.25% 4/15/2033[1]		595	578
MEG Energy Corp. 5.875% 2/1/2029[1]		740	723
Mesquite Energy, Inc. 7.25% 2/15/2023[1,2]		739	15
Murphy Oil Corp. 6.375% 7/15/2028		243	244
Murphy Oil Corp. 6.00% 10/1/2032		330	317
Murphy Oil USA, Inc. 3.75% 2/15/2031[1]		820	724
Nabors Industries, Inc. 7.375% 5/15/2027[1]		745	745
Nabors Industries, Inc. 9.125% 1/31/2030[1]		1,450	1,476
Nabors Industries, Inc. 8.875% 8/15/2031[1]		710	660
New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.585% 10/30/2028[3,4]		267	257
NewCo Holding USD 20 SARL 9.375% 11/7/2029[1]		1,950	1,944
NFE Financing, LLC 12.00% 11/15/2029[1]		16,173	17,006
NGL Energy Operating, LLC 8.125% 2/15/2029[1]		785	796
NGL Energy Operating, LLC 8.375% 2/15/2032[1]		1,500	1,513
Noble Finance II, LLC 8.00% 4/15/2030[1]		1,395	1,410
Northern Oil and Gas, Inc. 8.125% 3/1/2028[1]		1,880	1,911
Northern Oil and Gas, Inc. 8.75% 6/15/2031[1]		310	320
NuStar Logistics, LP 6.00% 6/1/2026		286	287
Parkland Corp. 4.625% 5/1/2030[1]		440	404
Permian Resources Operating, LLC 8.00% 4/15/2027[1]		58	59
Permian Resources Operating, LLC 9.875% 7/15/2031[1]		1,840	2,025
Permian Resources Operating, LLC 7.00% 1/15/2032[1]		1,165	1,184
Permian Resources Operating, LLC 6.25% 2/1/2033[1]		1,625	1,605
Petroleos Mexicanos 6.875% 10/16/2025		350	349
Petroleos Mexicanos 4.50% 1/23/2026		440	425
Petroleos Mexicanos 8.75% 6/2/2029		732	734
Petroleos Mexicanos 6.84% 1/23/2030		155	142
Petroleos Mexicanos 5.95% 1/28/2031		485	410
Petroleos Mexicanos 7.69% 1/23/2050		155	117
Petroleos Mexicanos 6.95% 1/28/2060		425	292
Range Resources Corp. 4.875% 5/15/2025		362	361
Range Resources Corp. 8.25% 1/15/2029		500	515
Range Resources Corp. 4.75% 2/15/2030[1]		285	268
Saturn Oil & Gas, Inc. 9.625% 6/15/2029[1]		833	811
Suburban Propane Partners, LP 5.00% 6/1/2031[1]		335	300
Summit Midstream Holdings, LLC 8.625% 10/31/2029[1]		755	784
Sunoco, LP 6.00% 4/15/2027		547	546
Sunoco, LP 5.875% 3/15/2028		290	289
Sunoco, LP 7.00% 5/1/2029[1]		300	308
Sunoco, LP 4.50% 5/15/2029		1,970	1,859
Sunoco, LP 4.50% 4/30/2030		1,880	1,745
Sunoco, LP 7.25% 5/1/2032[1]		785	812
Talos Production, Inc. 9.00% 2/1/2029[1]		1,310	1,345
Talos Production, Inc. 9.375% 2/1/2031[1]		1,145	1,168
Targa Resources Partners, LP 6.50% 7/15/2027		133	134
Targa Resources Partners, LP 6.875% 1/15/2029		915	938
Targa Resources Partners, LP 5.50% 3/1/2030		327	328
Targa Resources Partners, LP 4.875% 2/1/2031		695	672
TGS ASA 8.50% 1/15/2030[1]		710	729

217	American Funds Insurance Series

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Energy (continued)
Transocean Aquila, Ltd. 8.00% 9/30/2028[1]	USD	486	$499
Transocean Poseidon, Ltd. 6.875% 2/1/2027[1]		421	423
Transocean Titan Financing, Ltd. 8.375% 2/1/2028[1]		952	972
Transocean, Inc. 8.75% 2/15/2030[1]		424	439
Transocean, Inc. 8.50% 5/15/2031[1]		460	451
Transocean, Inc. 6.80% 3/15/2038		425	349
USA Compression Partners, LP 6.875% 9/1/2027		247	248
USA Compression Partners, LP 7.125% 3/15/2029[1]		565	576
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[1]		1,190	1,094
Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[1]		195	197
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[1]		1,705	1,528
Venture Global Calcasieu Pass, LLC 3.875% 11/1/2033[1]		1,260	1,083
Venture Global LNG, Inc. 8.125% 6/1/2028[1]		710	739
Venture Global LNG, Inc. 9.50% 2/1/2029[1]		405	448
Venture Global LNG, Inc. 7.00% 1/15/2030[1]		425	432
Venture Global LNG, Inc. 8.375% 6/1/2031[1]		565	590
Venture Global LNG, Inc., 9.00% junior subordinated perpetual preferred bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.44% on 9/30/2029)[1,5]		413	432
Vital Energy, Inc. 7.875% 4/15/2032[1]		775	746
W&T Offshore, Inc. 11.75% 2/1/2026[1]		355	360
Weatherford International, Ltd. 8.625% 4/30/2030[1]		2,636	2,724
Western Midstream Operating, LP 3.10% 2/1/2025		35	35
Western Midstream Operating, LP 4.50% 3/1/2028		239	235
Western Midstream Operating, LP 5.25% 2/1/2050		300	256
Wildfire Intermediate Holdings, LLC 7.50% 10/15/2029[1]		395	381
			127,713

Communication services 12.42%
CCO Holdings, LLC 5.50% 5/1/2026[1]		102	102
CCO Holdings, LLC 5.00% 2/1/2028[1]		901	869
CCO Holdings, LLC 5.375% 6/1/2029[1]		360	345
CCO Holdings, LLC 6.375% 9/1/2029[1]		300	298
CCO Holdings, LLC 4.75% 3/1/2030[1]		3,211	2,936
CCO Holdings, LLC 4.50% 8/15/2030[1]		2,634	2,367
CCO Holdings, LLC 4.25% 2/1/2031[1]		3,954	3,451
CCO Holdings, LLC 4.75% 2/1/2032[1]		2,653	2,331
CCO Holdings, LLC 4.50% 5/1/2032		2,152	1,854
CCO Holdings, LLC 4.50% 6/1/2033[1]		2,190	1,845
CCO Holdings, LLC 4.25% 1/15/2034[1]		4,186	3,401
Charter Communications Operating, LLC 5.25% 4/1/2053		400	324
Clear Channel Outdoor Holdings, Inc. 7.75% 4/15/2028[1]		570	515
Clear Channel Outdoor Holdings, Inc. 7.50% 6/1/2029[1]		315	276
Cogent Communications Group, LLC 3.50% 5/1/2026[1]		690	669
Connect Finco SARL 9.00% 9/15/2029[1]		4,715	4,300
Consolidated Communications, Inc. 5.00% 10/1/2028[1]		225	210
CSC Holdings, LLC 5.50% 4/15/2027[1]		300	269
CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 8.897% 1/18/2028[3,4]		1,706	1,674
Diamond Sports Group, LLC 5.375% 8/15/2026[1,2]		503	2
Diamond Sports Group, LLC 6.625% 8/15/2027[1,2]		1,056	5
Diamond Sports Group, LLC, Term Loan, 5.00% 3/3/2025[3,6]		90	99
DIRECTV Financing, LLC 5.875% 8/15/2027[1]		1,606	1,566
DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.847% 8/2/2027[3,4]		669	672
DISH Network Corp. 11.75% 11/15/2027[1]		10,115	10,726
EchoStar Corp. 10.75% 11/30/2029		3,652	3,930
EchoStar Corp. 6.75% 11/30/2030[6]		3,366	3,058
Embarq, LLC 7.995% 6/1/2036		4,224	2,316
Frontier Communications Holdings, LLC 5.875% 10/15/2027[1]		445	444
Frontier Communications Holdings, LLC 5.00% 5/1/2028[1]		35	34

American Funds Insurance Series	218

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Communication services (continued)
Frontier Communications Holdings, LLC 6.75% 5/1/2029[1]	USD	3,755	$3,777
Frontier Communications Holdings, LLC 5.875% 11/1/2029		2,600	2,588
Frontier Communications Holdings, LLC 6.00% 1/15/2030[1]		3,161	3,157
Frontier Communications Holdings, LLC 8.75% 5/15/2030[1]		50	53
Frontier Communications Holdings, LLC 8.625% 3/15/2031[1]		225	239
Gray Television, Inc. 10.50% 7/15/2029[1]		4,155	4,159
Gray Television, Inc. 4.75% 10/15/2030[1]		791	432
Gray Television, Inc. 5.375% 11/15/2031[1]		2,538	1,356
Gray Television, Inc., Term Loan D, (3-month USD CME Term SOFR + 3.00%) 7.667% 12/1/2028[3,4]		2	2
Gray Television, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.803% 6/4/2029[3,4]		1,088	1,033
Intelsat Jackson Holdings SA 6.50% 3/15/2030[1]		4,616	4,269
Lamar Media Corp. 4.00% 2/15/2030		260	237
Lamar Media Corp. 3.625% 1/15/2031		160	141
Level 3 Financing, Inc. 3.75% 7/15/2029[1]		550	428
Ligado Networks, LLC 15.50% PIK 11/1/2023[1,2,6]		2,558	921
Ligado Networks, LLC, Term Loan, 17.50% PIK 11/1/2023[2,3,6,7]		424	403
News Corp. 3.875% 5/15/2029[1]		1,240	1,151
Nexstar Media, Inc. 5.625% 7/15/2027[1]		1,254	1,224
Nexstar Media, Inc. 4.75% 11/1/2028[1]		3,405	3,179
Sirius XM Radio, LLC 3.125% 9/1/2026[1]		1,965	1,889
Sirius XM Radio, LLC 5.00% 8/1/2027[1]		700	681
Sirius XM Radio, LLC 4.00% 7/15/2028[1]		3,104	2,863
Sirius XM Radio, LLC 5.50% 7/1/2029[1]		70	67
Sirius XM Radio, LLC 4.125% 7/1/2030[1]		2,545	2,224
Sirius XM Radio, LLC 3.875% 9/1/2031[1]		5,496	4,606
Sprint Capital Corp. 6.875% 11/15/2028		316	336
Sprint Capital Corp. 8.75% 3/15/2032		716	856
Sprint, LLC 7.625% 3/1/2026		480	491
Stagwell Global, LLC 5.625% 8/15/2029[1]		1,375	1,311
TEGNA, Inc. 5.00% 9/15/2029		366	343
T-Mobile USA, Inc. 3.375% 4/15/2029		860	803
Univision Communications, Inc. 6.625% 6/1/2027[1]		3,170	3,161
Univision Communications, Inc. 8.00% 8/15/2028[1]		2,455	2,502
Univision Communications, Inc. 4.50% 5/1/2029[1]		5,045	4,522
Univision Communications, Inc. 7.375% 6/30/2030[1]		2,397	2,296
Univision Communications, Inc. 8.50% 7/31/2031[1]		1,165	1,144
Univision Communications, Inc., Term Loan, (3-month USD CME Term SOFR + 4.25%) 8.579% 6/24/2029[3,4]		68	69
VMED O2 UK Financing I PLC 4.25% 1/31/2031[1]		2,375	2,030
VZ Secured Financing BV 5.00% 1/15/2032[1]		600	532
WMG Acquisition Corp. 3.75% 12/1/2029[1]		1,623	1,497
WMG Acquisition Corp. 3.875% 7/15/2030[1]		957	873
WMG Acquisition Corp. 3.00% 2/15/2031[1]		225	197
Ziggo BV 4.875% 1/15/2030[1]		865	796
			115,726

Consumer discretionary 9.22% Advance Auto Parts, Inc. 1.75% 10/1/2027		24	21
Advance Auto Parts, Inc. 5.95% 3/9/2028		723	730
Advance Auto Parts, Inc. 3.90% 4/15/2030		1,206	1,076
Advance Auto Parts, Inc. 3.50% 3/15/2032		1,539	1,276
Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.597% 2/2/2026[3,4]		3,463	2,262
Aimbridge Acquisition Co., Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.597% 2/2/2026[3,4]		1,202	787
Allied Universal Holdco, LLC 9.75% 7/15/2027[1]		661	666
Allied Universal Holdco, LLC 4.625% 6/1/2028[1]		265	251
Allied Universal Holdco, LLC 6.00% 6/1/2029[1]		1,405	1,282

219	American Funds Insurance Series

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
Allied Universal Holdco, LLC 7.875% 2/15/2031[1]	USD	185	$189
Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[1]		1,849	1,907
Asbury Automotive Group, Inc. 4.625% 11/15/2029[1]		1,275	1,188
Asbury Automotive Group, Inc. 5.00% 2/15/2032[1]		600	548
Bath & Body Works, Inc. 6.875% 11/1/2035		1,886	1,932
Bath & Body Works, Inc. 6.75% 7/1/2036		1,000	1,018
Belron Finance 2019, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 7.273% 10/16/2031[3,4]		594	600
Boyd Gaming Corp. 4.75% 12/1/2027		441	427
Boyd Gaming Corp. 4.75% 6/15/2031[1]		575	532
Boyne USA, Inc. 4.75% 5/15/2029[1]		650	617
Caesars Entertainment, Inc. 4.625% 10/15/2029[1]		4,154	3,893
Caesars Entertainment, Inc. 7.00% 2/15/2030[1]		1,345	1,371
Caesars Entertainment, Inc. 6.50% 2/15/2032[1]		880	885
Carnival Corp. 5.75% 3/1/2027[1]		505	504
Carnival Corp. 4.00% 8/1/2028[1]		2,155	2,044
Carnival Corp. 10.50% 6/1/2030[1]		1,564	1,672
Champion Financing, LLC 8.75% 2/15/2029[1]		445	434
Clarios Global, LP 6.25% 5/15/2026[1]		140	140
Cougar JV Subsidiary, LLC 8.00% 5/15/2032[1]		150	156
Fertitta Entertainment, LLC 4.625% 1/15/2029[1]		1,100	1,025
Fertitta Entertainment, LLC 6.75% 1/15/2030[1]		2,325	2,147
First Student Bidco, Inc. 4.00% 7/31/2029[1]		1,365	1,254
First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 2.50%) 6.965% 7/21/2028[3,4]		334	335
First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 2.50%) 6.965% 7/21/2028[3,4]		102	103
Ford Motor Credit Co., LLC 4.271% 1/9/2027		495	485
Ford Motor Credit Co., LLC 3.815% 11/2/2027		115	110
Ford Motor Credit Co., LLC 7.20% 6/10/2030		370	390
Ford Motor Credit Co., LLC 4.00% 11/13/2030		295	266
Ford Otomotiv Sanayi AS 7.125% 4/25/2029[1]		280	281
Gap, Inc. 3.625% 10/1/2029[1]		170	153
Gap, Inc. 3.875% 10/1/2031[1]		108	93
Garrett Motion Holdings, Inc. 7.75% 5/31/2032[1]		225	229
Genting New York, LLC 7.25% 10/1/2029[1]		1,470	1,516
Global Auto Holdings PLC 11.50% 8/15/2029[1]		785	800
Great Canadian Gaming Corp. 8.75% 11/15/2029[1]		605	620
Hanesbrands, Inc. 4.875% 5/15/2026[1]		714	704
Hanesbrands, Inc. 9.00% 2/15/2031[1]		1,956	2,088
Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.107% 3/8/2030[3,4]		282	285
Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030		408	392
Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[1]		1,045	940
Hilton Grand Vacations Borrower, LLC 5.00% 6/1/2029[1]		591	557
Hyundai Capital America 1.65% 9/17/2026[1]		70	66
International Game Technology PLC 4.125% 4/15/2026[1]		465	459
International Game Technology PLC 5.25% 1/15/2029[1]		1,065	1,040
KB Home 6.875% 6/15/2027		330	337
KB Home 7.25% 7/15/2030		330	339
Kontoor Brands, Inc. 4.125% 11/15/2029[1]		370	341
Las Vegas Sands Corp. 6.20% 8/15/2034		725	729
LCM Investments Holdings II, LLC 4.875% 5/1/2029[1]		3,610	3,376
LCM Investments Holdings II, LLC 8.25% 8/1/2031[1]		1,450	1,506
Levi Strauss & Co. 3.50% 3/1/2031[1]		1,175	1,030
LGI Homes, Inc. 8.75% 12/15/2028[1]		445	467
Light and Wonder International, Inc. 7.25% 11/15/2029[1]		470	480
Light and Wonder International, Inc. 7.50% 9/1/2031[1]		305	314
Lindblad Expeditions, LLC 6.75% 2/15/2027[1]		205	206
Lithia Motors, Inc. 3.875% 6/1/2029[1]		1,090	997
Lithia Motors, Inc. 4.375% 1/15/2031[1]		700	637
American Funds Insurance Series	220

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer discretionary (continued)
M.D.C. Holdings, Inc. 6.00% 1/15/2043	USD	803	$801
Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[1]		690	645
Melco Resorts Finance, Ltd. 5.75% 7/21/2028[1]		590	564
Merlin Entertainments PLC 5.75% 6/15/2026[1]		492	488
MGM Resorts International 5.50% 4/15/2027		200	199
NCL Corp., Ltd. 5.875% 2/15/2027[1]		375	374
Newell Brands Inc. 6.625% 9/15/2029		435	443
Newell Brands, Inc. 6.375% 5/15/2030		695	698
Newell Brands, Inc. 6.625% 5/15/2032		435	439
Party City Holdings, Inc. 0% 10/12/2028[7]		500	—8
Party City Holdings, Inc. 12.00% PIK 1/11/2029[1,6,7]		2,510	251
PENN Entertainment, Inc. 4.125% 7/1/2029[1]		15	13
Petco Health and Wellness Co., Inc., Term Loan B, (1-month USD CME Term SOFR + 3.25%) 7.84% 3/3/2028[3,4]		525	511
QVC, Inc. 4.45% 2/15/2025		580	577
RHP Hotel Properties, LP 7.25% 7/15/2028[1]		492	508
RHP Hotel Properties, LP 4.50% 2/15/2029[1]		660	624
Royal Caribbean Cruises, Ltd. 5.50% 8/31/2026[1]		70	70
Royal Caribbean Cruises, Ltd. 5.50% 4/1/2028[1]		1,310	1,301
Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[1]		1,725	1,747
Royal Caribbean Cruises, Ltd. 6.00% 2/1/2033[1]		1,790	1,787
Saks Global Enterprises, LLC 11.00% 12/15/2029[1]		475	458
Sally Holdings, LLC 6.75% 3/1/2032		2,422	2,429
Scientific Games Holdings, LP, Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.59% 4/4/2029[3,4]		1,017	1,021
Service Corp. International 3.375% 8/15/2030		190	166
Service Corp. International 4.00% 5/15/2031		180	161
Service Corp. International 5.75% 10/15/2032		350	340
Sonic Automotive, Inc. 4.625% 11/15/2029[1]		1,836	1,697
Sonic Automotive, Inc. 4.875% 11/15/2031[1]		2,669	2,397
Station Casinos, LLC 6.625% 3/15/2032[1]		320	318
STL Holding Co., LLC 8.75% 2/15/2029[1]		295	314
Tempur Sealy International, Inc. 4.00% 4/15/2029[1]		95	88
Travel + Leisure Co. 4.50% 12/1/2029[1]		995	930
Travel + Leisure Co. 4.625% 3/1/2030[1]		200	187
Universal Entertainment Corp. 9.875% 8/1/2029[1]		2,095	2,091
Vail Resorts, Inc. 6.50% 5/15/2032[1]		550	557
Valvoline, Inc. 3.625% 6/15/2031[1]		630	540
Velocity Vehicle Group, LLC 8.00% 6/1/2029[1]		75	78
Wand NewCo 3, Inc. 7.625% 1/30/2032[1]		695	715
WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[1]		850	847
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[1]		555	530
Wynn Resorts Finance, LLC 5.125% 10/1/2029[1]		482	462
Wynn Resorts Finance, LLC 7.125% 2/15/2031[1]		247	257
Wynn Resorts Finance, LLC 6.25% 3/15/2033[1]		1,300	1,281
ZF North America Capital, Inc. 4.75% 4/29/2025[1]		300	299
ZF North America Capital, Inc. 7.125% 4/14/2030[1]		250	246
			85,954

Materials 8.93%
Alcoa Nederland Holding BV 5.50% 12/15/2027[1]		510	512
Alliance Resource Operating Partners, LP 8.625% 6/15/2029[1]		1,495	1,572
ArcelorMittal SA 7.00% 10/15/2039		488	521
ArcelorMittal SA 6.75% 3/1/2041		755	778
Ardagh Metal Packaging Finance PLC 4.00% 9/1/2029[1]		690	593
ATI, Inc. 4.875% 10/1/2029		690	658
ATI, Inc. 7.25% 8/15/2030		375	386
ATI, Inc. 5.125% 10/1/2031		775	733
Avient Corp. 6.25% 11/1/2031[1]		225	222
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/2031[1]		240	249

221	American Funds Insurance Series

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Axalta Coating Systems, LLC 4.75% 6/15/2027[1]	USD	460	$451
Ball Corp. 6.875% 3/15/2028		465	476
Ball Corp. 6.00% 6/15/2029		350	353
Ball Corp. 2.875% 8/15/2030		160	137
Ball Corp. 3.125% 9/15/2031		1,530	1,300
CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[1]		1,675	1,510
Celanese US Holdings, LLC 6.80% 11/15/2030		265	274
Cleveland-Cliffs, Inc. 5.875% 6/1/2027		1,158	1,152
Cleveland-Cliffs, Inc. 4.625% 3/1/2029[1]		2,346	2,190
Cleveland-Cliffs, Inc. 6.875% 11/1/2029[1]		2,030	2,011
Cleveland-Cliffs, Inc. 6.75% 4/15/2030[1]		795	778
Cleveland-Cliffs, Inc. 4.875% 3/1/2031[1]		2,025	1,819
Cleveland-Cliffs, Inc. 7.00% 3/15/2032[1]		2,035	2,001
Cleveland-Cliffs, Inc. 7.375% 5/1/2033[1]		140	138
Consolidated Energy Finance SA 5.625% 10/15/2028[1]		655	535
Consolidated Energy Finance SA 12.00% 2/15/2031[1]		3,615	3,475
Coronado Finance Pty, Ltd. 9.25% 10/1/2029[1]		650	660
CVR Partners, LP 6.125% 6/15/2028[1]		685	667
First Quantum Minerals, Ltd. 6.875% 10/15/2027[1]		7,685	7,677
First Quantum Minerals, Ltd. 9.375% 3/1/2029[1]		5,620	5,984
Freeport-McMoRan, Inc. 4.25% 3/1/2030		437	416
Freeport-McMoRan, Inc. 5.45% 3/15/2043		411	384
FXI Holdings, Inc. 12.25% 11/15/2026[1]		9,072	8,675
FXI Holdings, Inc. 12.25% 11/15/2026[1]		5,873	5,652
Glatfelter Corp., Term Loan B, (3-month USD CME Term SOFR + 4.25%) 8.764% 11/4/2031[3,4]		615	617
INEOS Finance PLC 6.75% 5/15/2028[1]		500	505
INEOS Finance PLC 7.50% 4/15/2029[1]		285	292
Kaiser Aluminum Corp. 4.625% 3/1/2028[1]		638	601
LABL, Inc. 10.50% 7/15/2027[1]		160	155
LSB Industries, Inc. 6.25% 10/15/2028[1]		625	607
Magnera Corp. 4.75% 11/15/2029[1]		410	365
Magnera Corp. 7.25% 11/15/2031[1]		410	401
Mativ Holdings, Inc. 8.00% 10/1/2029[1]		200	193
Mauser Packaging Solutions Holding Co. 7.875% 8/15/2026[1]		382	387
Mauser Packaging Solutions Holding Co. 9.25% 4/15/2027[1]		900	915
Methanex Corp. 5.125% 10/15/2027		2,415	2,365
Methanex Corp. 5.25% 12/15/2029		462	445
Methanex Corp. 5.65% 12/1/2044		465	400
Methanex US Operations Inc. 6.25% 3/15/2032[1]		665	658
Mineral Resources, Ltd. 8.125% 5/1/2027[1]		393	395
Mineral Resources, Ltd. 8.00% 11/1/2027[1]		1,919	1,964
Mineral Resources, Ltd. 9.25% 10/1/2028[1]		1,820	1,912
Mineral Resources, Ltd. 8.50% 5/1/2030[1]		750	766
NOVA Chemicals Corp. 5.25% 6/1/2027[1]		1,226	1,193
NOVA Chemicals Corp. 8.50% 11/15/2028[1]		245	260
NOVA Chemicals Corp. 4.25% 5/15/2029[1]		1,555	1,408
NOVA Chemicals Corp. 9.00% 2/15/2030[1]		2,125	2,244
NOVA Chemicals Corp. 7.00% 12/1/2031[1]		665	663
Novelis Corp. 3.25% 11/15/2026[1]		690	658
Novelis Corp. 4.75% 1/30/2030[1]		478	442
Novelis Corp. 3.875% 8/15/2031[1]		987	851
Olin Corp. 5.625% 8/1/2029		200	195
Olin Corp. 5.00% 2/1/2030		180	169
Owens-Brockway Glass Container, Inc. 7.375% 6/1/2032[1]		185	177
SCIH Salt Holdings, Inc. 4.875% 5/1/2028[1]		660	622
Summit Materials, LLC 5.25% 1/15/2029[1]		755	761
Summit Materials, LLC 7.25% 1/15/2031[1]		385	409
Trident TPI Holdings, Inc. 12.75% 12/31/2028[1]		470	519
Trivium Packaging Finance BV 5.50% 8/15/2026[1]		330	326
Tronox, Inc. 4.625% 3/15/2029[1]		740	665

American Funds Insurance Series	222

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Materials (continued)
Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.286% Cash 1/16/2026[3,4,6]	USD	519	$524
Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.304% Cash 10/10/2028[3,4,6]		859	857
Verde Purchaser, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.104% 11/30/2030[3,4]		195	196
Veritiv Operating Co. 10.50% 11/30/2030[1]		495	534
Warrior Met Coal, Inc. 7.875% 12/1/2028[1]		598	620
			83,175

Health care 8.58%
AdaptHealth, LLC 6.125% 8/1/2028[1]		535	524
AdaptHealth, LLC 4.625% 8/1/2029[1]		1,015	914
AdaptHealth, LLC 5.125% 3/1/2030[1]		1,755	1,600
AthenaHealth Group, Inc. 6.50% 2/15/2030[1]		795	756
Avantor Funding, Inc. 4.625% 7/15/2028[1]		2,040	1,949
Avantor Funding, Inc. 3.875% 11/1/2029[1]		905	828
Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 7.689% 5/10/2027[3,4]		449	452
Bausch Health Americas, Inc. 9.25% 4/1/2026[1]		619	594
Bausch Health Americas, Inc. 8.50% 1/31/2027[1]		616	509
Bausch Health Companies, Inc. 5.50% 11/1/2025[1]		4,389	4,285
Bausch Health Companies, Inc. 9.00% 12/15/2025[1]		1,596	1,552
Bausch Health Companies, Inc. 5.00% 1/30/2028[1]		647	442
Bausch Health Companies, Inc. 4.875% 6/1/2028[1]		980	785
Bausch Health Companies, Inc. 7.25% 5/30/2029[1]		340	216
Bausch Health Companies, Inc. 5.25% 1/30/2030[1]		1,547	844
Bausch Health Companies, Inc. 5.25% 2/15/2031[1]		1,557	834
Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 9.707% 2/1/2027[3,4]		1,332	1,302
Biocon Biologics Global PLC 6.67% 10/9/2029[1]		250	240
Centene Corp. 4.25% 12/15/2027		337	327
Centene Corp. 4.625% 12/15/2029		1,495	1,415
Centene Corp. 3.375% 2/15/2030		217	193
Centene Corp. 3.00% 10/15/2030		295	255
Centene Corp. 2.50% 3/1/2031		1,125	931
Centene Corp. 2.625% 8/1/2031		615	507
Charles River Laboratories International, Inc. 4.25% 5/1/2028[1]		186	177
Charles River Laboratories International, Inc. 3.75% 3/15/2029[1]		550	505
CHS / Community Health Systems, Inc. 5.625% 3/15/2027[1]		1,510	1,451
CHS / Community Health Systems, Inc. 5.25% 5/15/2030[1]		1,845	1,517
CHS / Community Health Systems, Inc. 4.75% 2/15/2031[1]		1,020	792
Concentra Escrow Issuer Corp. 6.875% 7/15/2032[1]		600	613
DaVita, Inc. 4.625% 6/1/2030[1]		945	870
DaVita, Inc. 3.75% 2/15/2031[1]		225	195
DaVita, Inc. 6.875% 9/1/2032[1]		2,300	2,320
Endo Finance Holdings, Inc. 8.50% 4/15/2031[1]		2,855	3,029
Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.745% 4/23/2031[3,4]		1,770	1,784
Grifols SA 4.75% 10/15/2028[1]		1,755	1,615
Grifols, SA 3.875% 10/15/2028		EUR340	319
Grifols, SA 7.50% 5/1/2030		1,690	1,837
HAH Group Holding Co., LLC 9.75% 10/1/2031[1]		USD550	551
HCA, Inc. 3.50% 9/1/2030		180	164
HCA, Inc. 4.625% 3/15/2052		233	182
HCA, Inc. 7.50% 11/15/2095		250	264
IQVIA, Inc. 5.00% 10/15/2026[1]		603	595
IQVIA, Inc. 6.50% 5/15/2030[1]		660	672
Jazz Securities DAC 4.375% 1/15/2029[1]		261	247
Mallinckrodt International Finance SA 14.75% 11/14/2028[1]		174	186

223	American Funds Insurance Series

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Health care (continued)
Medline Borrower, LP 3.875% 4/1/2029[1]	USD	580	$538
Medline Borrower, LP 6.25% 4/1/2029[1]		2,179	2,205
Medline Borrower, LP 5.25% 10/1/2029[1]		1,760	1,700
Medline Borrower, LP, Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 10/23/2028[3,4]		554	558
Molina Healthcare, Inc. 4.375% 6/15/2028[1]		995	944
Molina Healthcare, Inc. 3.875% 11/15/2030[1]		1,514	1,349
Molina Healthcare, Inc. 3.875% 5/15/2032[1]		2,995	2,601
Molina Healthcare, Inc. 6.25% 1/15/2033[1]		1,180	1,167
Owens & Minor, Inc. 4.50% 3/31/2029[1]		703	628
Owens & Minor, Inc. 6.625% 4/1/2030[1]		3,740	3,510
Perrigo Finance Unlimited Co. 6.125% 9/30/2032		400	392
Radiology Partners, Inc. 3.50% PIK and 4.275% Cash 1/31/2029[1,6]		2,512	2,483
Radiology Partners, Inc. 9.898% PIK 2/15/2030[1,6]		2,533	2,367
Radiology Partners, Inc., Term Loan B, 1.50% PIK and 8.275% Cash 1/31/2029[3,4,6]		1,761	1,745
Sterigenics-Nordion Holdings, LLC 7.375% 6/1/2031[1]		630	639
Surgery Center Holdings, Inc. 7.25% 4/15/2032[1]		390	398
Team Health Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.25%) 9.835% 3/2/2027[3,4]		36	35
Tenet Healthcare Corp. 6.25% 2/1/2027		500	500
Tenet Healthcare Corp. 5.125% 11/1/2027		265	260
Tenet Healthcare Corp. 4.25% 6/1/2029		1,620	1,522
Tenet Healthcare Corp. 4.375% 1/15/2030		895	832
Tenet Healthcare Corp. 6.125% 6/15/2030		25	25
Tenet Healthcare Corp. 6.75% 5/15/2031		1,275	1,289
Tenet Healthcare Corp. 6.875% 11/15/2031		100	104
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026		509	490
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/2027		745	728
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028		813	831
Teva Pharmaceutical Finance Netherlands III BV 5.125% 5/9/2029		6,040	5,904
Teva Pharmaceutical Finance Netherlands III BV 7.875% 9/15/2029		400	432
Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031		959	1,073
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046		822	592
			79,980

Financials 7.71%
AG Issuer, LLC 6.25% 3/1/2028[1]		1,211	1,206
AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[1]		392	407
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027[1]		660	631
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[1]		1,460	1,410
Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[1]		660	663
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031[1]		800	793
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032[1]		2,505	2,531
AmWINS Group, Inc. 4.875% 6/30/2029[1]		1,220	1,151
Aretec Group, Inc. 7.50% 4/1/2029[1]		2,943	2,933
Aretec Group, Inc. 10.00% 8/15/2030[1]		720	787
AssuredPartners, Inc. 5.625% 1/15/2029[1]		365	369
AssuredPartners, Inc., Term Loan, (3-month USD CME Term SOFR + 3.50%) 7.857% 2/14/2031[3,4]		499	500
Azorra Finance, Ltd. 7.75% 4/15/2030[1]		385	383
Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[1]		180	184
Blackstone Mortgage Trust, Inc. 7.75% 12/1/2029[1]		268	276
Blackstone Private Credit Fund 6.00% 11/22/2034[1]		660	644
Block, Inc. 2.75% 6/1/2026		1,640	1,582
Block, Inc. 3.50% 6/1/2031		1,605	1,415
Block, Inc. 6.50% 5/15/2032[1]		2,470	2,497
Blue Owl Capital Corp. 3.40% 7/15/2026		290	281
Blue Owl Capital Corp. III 3.125% 4/13/2027		600	566
Blue Owl Credit Income Corp. 4.70% 2/8/2027		965	952
Blue Owl Credit Income Corp. 6.65% 3/15/2031		380	387

American Funds Insurance Series	224

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Financials (continued)
Boost Newco Borrower, LLC 7.50% 1/15/2031[1]	USD	1,660	$1,742
Castlelake Aviation Finance DAC 5.00% 4/15/2027[1]		450	454
Coinbase Global, Inc. 3.375% 10/1/2028[1]		3,746	3,375
Coinbase Global, Inc. 3.625% 10/1/2031[1]		2,799	2,368
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[1]		3,375	3,242
Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[1]		775	713
Hightower Holding, LLC 6.75% 4/15/2029[1]		1,280	1,276
Hightower Holding, LLC 9.125% 1/31/2030[1]		195	206
Howden UK Refinance PLC 7.25% 2/15/2031[1]		1,100	1,119
HUB International, Ltd. 7.25% 6/15/2030[1]		767	787
HUB International, Ltd. 7.375% 1/31/2032[1]		630	640
HUB International, Ltd., Term Loan, (3-month USD CME Term SOFR + 3.00%) 7.367% 6/20/2030[3,4]		171	172
Intercontinental Exchange, Inc. 3.625% 9/1/2028		410	393
Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[1]		1,335	1,230
JPMorgan Chase & Co. 2.956% 5/13/2031 (USD-SOFR + 2.515% on 5/13/2030)[5]		160	143
LPL Holdings, Inc. 4.375% 5/15/2031[1]		715	661
MSCI, Inc. 3.875% 2/15/2031[1]		630	577
MSCI, Inc. 3.625% 11/1/2031[1]		341	307
MSCI, Inc. 3.25% 8/15/2033[1]		584	494
Nationstar Mortgage Holdings, Inc. 7.125% 2/1/2032[1]		380	385
Navient Corp. 6.75% 6/25/2025		550	551
Navient Corp. 6.75% 6/15/2026		640	649
Navient Corp. 5.00% 3/15/2027		2,723	2,671
Navient Corp. 4.875% 3/15/2028		550	525
Navient Corp. 5.50% 3/15/2029		2,415	2,282
Navient Corp. 9.375% 7/25/2030		300	321
Navient Corp. 11.50% 3/15/2031		880	985
Navient Corp. 5.625% 8/1/2033		1,753	1,519
OneMain Finance Corp. 7.125% 3/15/2026		1,335	1,360
OneMain Finance Corp. 3.875% 9/15/2028		340	314
OneMain Finance Corp. 6.625% 5/15/2029		610	618
OneMain Finance Corp. 5.375% 11/15/2029		950	914
OneMain Finance Corp. 7.875% 3/15/2030		915	955
OneMain Finance Corp. 7.50% 5/15/2031		35	36
OneMain Finance Corp. 7.125% 11/15/2031		1,165	1,188
Osaic Holdings, Inc. 10.75% 8/1/2027[1]		4,111	4,266
Osaic Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.021% 8/17/2028[3,4]		478	481
Owl Rock Capital Corp. 3.75% 7/22/2025		600	595
Oxford Finance, LLC 6.375% 2/1/2027[1]		1,293	1,282
Panther Escrow Issuer, LLC 7.125% 6/1/2031[1]		675	683
Planet Financial Group, LLC 10.50% 12/15/2029[1]		230	234
Rocket Mortgage, LLC 2.875% 10/15/2026[1]		520	494
Ryan Specialty Group, LLC 4.375% 2/1/2030[1]		720	677
Ryan Specialty, LLC 5.875% 8/1/2032[1]		805	797
Starwood Property Trust, Inc. 4.375% 1/15/2027[1]		655	634
Starwood Property Trust, Inc. 7.25% 4/1/2029[1]		495	508
Starwood Property Trust, Inc. 6.50% 7/1/2030[1]		375	376
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.079% 5/6/2032[3,4]		2,611	2,683
Viking Baked Goods Acquisition Corp. 8.625% 11/1/2031[1]		465	458
			71,888

Industrials 6.86%
AAdvantage Loyalty IP, Ltd. 5.50% 4/20/2026[1]		163	162
AAR Escrow Issuer, LLC 6.75% 3/15/2029[1]		261	265
ADT Security Corp. 4.125% 8/1/2029[1]		200	184
Allison Transmission, Inc. 3.75% 1/30/2031[1]		1,045	925
Ambipar Lux SARL 9.875% 2/6/2031[1]		380	380

225	American Funds Insurance Series

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Amentum Escrow Corp., Term Loan, (3-month USD CME Term SOFR + 2.25%) 6.607% 9/29/2031[3,4]	USD	985	$984
Amentum Holdings, Inc. 7.25% 8/1/2032[1]		2,220	2,239
American Airlines, Inc. 8.50% 5/15/2029[1]		415	436
Aramark Services, Inc. 5.00% 4/1/2025[1]		140	140
Avis Budget Car Rental, LLC 5.75% 7/15/2027[1]		885	873
Avis Budget Car Rental, LLC 4.75% 4/1/2028[1]		55	51
Avis Budget Car Rental, LLC 5.375% 3/1/2029[1]		1,325	1,241
Avis Budget Car Rental, LLC 8.25% 1/15/2030[1]		280	289
Avis Budget Car Rental, LLC 8.00% 2/15/2031[1]		1,160	1,188
Avolon Holdings Funding, Ltd. 2.528% 11/18/2027[1]		2,098	1,946
Boeing Co. (The) 6.528% 5/1/2034		1,081	1,133
Boeing Co. (The) 6.858% 5/1/2054		386	411
Bombardier, Inc. 7.45% 5/1/2034[1]		115	122
Brand Industrial Services, Inc. 10.375% 8/1/2030[1]		255	260
Brink’s Co. (The) 4.625% 10/15/2027[1]		719	698
Brink’s Co. (The) 6.50% 6/15/2029[1]		170	172
Brink’s Co. (The) 6.75% 6/15/2032[1]		170	171
BWX Technologies, Inc. 4.125% 6/30/2028[1]		165	155
BWX Technologies, Inc. 4.125% 4/15/2029[1]		335	313
Chart Industries, Inc. 7.50% 1/1/2030[1]		523	544
Clarivate Science Holdings Corp. 3.875% 7/1/2028[1]		915	853
Clarivate Science Holdings Corp. 4.875% 7/1/2029[1]		890	831
Clean Harbors, Inc. 4.875% 7/15/2027[1]		766	751
Clean Harbors, Inc. 6.375% 2/1/2031[1]		116	117
CoreLogic, Inc. 4.50% 5/1/2028[1]		2,774	2,596
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.971% 6/4/2029[3,4]		660	645
Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[1]		980	934
Enviri Corp. 5.75% 7/31/2027[1]		2,030	1,942
EquipmentShare.com, Inc. 9.00% 5/15/2028[1]		2,740	2,846
EquipmentShare.com, Inc. 8.625% 5/15/2032[1]		575	602
Fortress Transportation and Infrastructure Investors, LLC 5.50% 5/1/2028[1]		385	378
Fortress Transportation and Infrastructure Investors, LLC 7.875% 12/1/2030[1]		45	47
Garda World Security Corp. 8.375% 11/15/2032[1]		1,735	1,768
GFL Environmental, Inc. 4.00% 8/1/2028[1]		430	407
Herc Holdings, Inc. 5.50% 7/15/2027[1]		200	198
Herc Holdings, Inc. 6.625% 6/15/2029[1]		235	238
Hertz Corp. (The) 4.625% 12/1/2026[1]		220	186
Hertz Corp. (The), Term Loan B-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/30/2028[3,4]		409	369
Hertz Corp. (The), Term Loan C-EXIT, (3-month USD CME Term SOFR + 3.50%) 7.971% 6/30/2028[3,4]		80	72
Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[1]		745	779
Husky Injection Molding Systems, Ltd., Term Loan B, (6-month USD CME Term SOFR + 4.50%) 8.875% 2/15/2029[3,4]		349	352
Icahn Enterprises, LP 6.25% 5/15/2026		538	534
Icahn Enterprises, LP 5.25% 5/15/2027		2,969	2,814
Icahn Enterprises, LP 9.75% 1/15/2029		1,275	1,280
Icahn Enterprises, LP 4.375% 2/1/2029		675	564
Icahn Enterprises, LP 10.00% 11/15/2029[1]		455	457
LATAM Airlines Group SA 7.875% 4/15/2030[1]		80	81
Mileage Plus Holdings, LLC 6.50% 6/20/2027[1]		1,068	1,075
Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[1]		309	311
Moog, Inc. 4.25% 12/9/2027[1]		395	377
Mueller Water Products, Inc. 4.00% 6/15/2029[1]		275	255
NESCO Holdings II, Inc. 5.50% 4/15/2029[1]		905	841
OneSky Flight, LLC 8.875% 12/15/2029[1]		360	361
Owens Corning 3.50% 2/15/2030		530	493
Pitney Bowes, Inc. 6.875% 3/15/2027[1]		600	600
PM General Purchaser, LLC 9.50% 10/1/2028[1]		610	606

American Funds Insurance Series	226

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Industrials (continued)
Prime Security Services Borrower, LLC 3.375% 8/31/2027[1]	USD	475	$445
Reworld Holding Corp. 4.875% 12/1/2029[1]		1,155	1,069
Reworld Holding Corp. 5.00% 9/1/2030		1,455	1,345
Roller Bearing Company of America, Inc. 4.375% 10/15/2029[1]		110	103
Sabre GLBL, Inc. 8.625% 6/1/2027[1]		35	35
Sabre GLBL, Inc. 10.75% 11/15/2029[1]		15	15
Seagate HDD Cayman 8.25% 12/15/2029		190	203
Seagate HDD Cayman 8.50% 7/15/2031		455	487
Sensata Technologies, Inc. 3.75% 2/15/2031[1]		795	696
SkyMiles IP, Ltd. 4.75% 10/20/2028[1]		440	434
Spirit AeroSystems, Inc. 4.60% 6/15/2028		898	852
Spirit AeroSystems, Inc. 9.375% 11/30/2029[1]		334	358
Spirit AeroSystems, Inc. 9.75% 11/15/2030[1]		2,570	2,847
Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.085% 1/15/2027[3,4]		1,087	1,101
Standard Building Solutions, Inc. 6.50% 8/15/2032[1]		435	436
Texas Combined Tirz I, LLC 0% 12/7/2062[1,7]		100	100
Titan International, Inc. 7.00% 4/30/2028		750	738
TransDigm, Inc. 5.50% 11/15/2027		1,030	1,013
TransDigm, Inc. 6.375% 3/1/2029[1]		1,320	1,325
TransDigm, Inc. 4.875% 5/1/2029		190	180
TransDigm, Inc. 6.875% 12/15/2030[1]		355	361
TransDigm, Inc. 6.625% 3/1/2032[1]		1,130	1,142
Uber Technologies, Inc. 7.50% 9/15/2027[1]		395	402
Uber Technologies, Inc. 6.25% 1/15/2028[1]		755	762
Uber Technologies, Inc. 4.50% 8/15/2029[1]		310	300
United Rentals (North America), Inc. 6.00% 12/15/2029[1]		115	116
United Rentals (North America), Inc. 3.875% 2/15/2031		720	644
United Rentals (North America), Inc. 3.75% 1/15/2032		505	443
United Rentals (North America), Inc. 6.125% 3/15/2034[1]		310	308
WESCO Distribution, Inc. 6.625% 3/15/2032[1]		1,600	1,628
Wrangler Holdco Corp. 6.625% 4/1/2032[1]		325	331
XPO, Inc. 7.125% 6/1/2031[1]		533	549
XPO, Inc. 7.125% 2/1/2032[1]		270	277
			63,887

Information technology 6.77%
Acuris Finance US, Inc. 9.00% 8/1/2029[1]		1,350	1,296
Booz Allen Hamilton, Inc. 3.875% 9/1/2028[1]		60	57
Cloud Software Group, Inc. 6.50% 3/31/2029[1]		1,655	1,627
Cloud Software Group, Inc. 9.00% 9/30/2029[1]		5,695	5,789
Cloud Software Group, Inc. 8.25% 6/30/2032[1]		1,660	1,713
Cloud Software Group, Inc., Term Loan B1, (3-month USD CME Term SOFR + 3.50%) 7.829% 3/30/2029[3,4]		1,619	1,626
CommScope Technologies, LLC 5.00% 3/15/2027[1]		1,875	1,678
CommScope, LLC 6.00% 3/1/2026[1]		2,253	2,245
CommScope, LLC 8.25% 3/1/2027[1]		1,122	1,074
CommScope, LLC 7.125% 7/1/2028[1]		577	509
CommScope, LLC 4.75% 9/1/2029[1]		135	120
CommScope, LLC 9.50% 12/15/2031[1]		400	415
CrowdStrike Holdings, Inc. 3.00% 2/15/2029		435	396
Diebold Nixdorf, Inc. 7.75% 3/31/2030[1]		5,775	5,943
Ellucian Holdings, Inc. 6.50% 12/1/2029[1]		275	276
Ellucian Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.267% 11/15/2032[3,4]		300	305
Entegris, Inc. 4.75% 4/15/2029[1]		370	355
Fair Isaac Corp. 4.00% 6/15/2028[1]		1,835	1,733
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4,9]		3,629	3,651

227	American Funds Insurance Series

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Information technology (continued)
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4,9]	USD	261	$263
Fortress Intermediate 3, Inc. 7.50% 6/1/2031[1]		440	449
Gartner, Inc. 4.50% 7/1/2028[1]		703	686
Gartner, Inc. 3.75% 10/1/2030[1]		126	115
Helios Software Holdings, Inc. 8.75% 5/1/2029[1]		3,675	3,775
Hughes Satellite Systems Corp. 5.25% 8/1/2026		3,255	2,987
Hughes Satellite Systems Corp. 6.625% 8/1/2026		2,380	1,895
Imola Merger Corp. 4.75% 5/15/2029[1]		300	285
ION Trading Technologies SARL 9.50% 5/30/2029[1]		2,420	2,543
McAfee Corp. 7.375% 2/15/2030[1]		865	841
NCR Atleos Corp. 9.50% 4/1/2029[1]		1,075	1,166
NCR Voyix Corp. 5.125% 4/15/2029[1]		343	328
Open Text Corp. 3.875% 2/15/2028[1]		645	608
Open Text Corp. 3.875% 12/1/2029[1]		250	227
Open Text Holdings, Inc. 4.125% 12/1/2031[1]		220	195
Shift4 Payments, LLC, 6.75% 8/15/2032[1]		800	814
Synaptics, Inc. 4.00% 6/15/2029[1]		375	342
UKG, Inc. 6.875% 2/1/2031[1]		1,855	1,884
Unisys Corp. 6.875% 11/1/2027[1]		815	795
Viasat, Inc. 5.625% 9/15/2025[1]		545	542
Viasat, Inc. 5.625% 4/15/2027[1]		4,790	4,641
Viasat, Inc. 6.50% 7/15/2028[1]		870	706
Viasat, Inc. 7.50% 5/30/2031[1]		2,394	1,667
Viavi Solutions, Inc. 3.75% 10/1/2029[1]		230	209
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[5,7,9]		542	546
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[5,7,9]		3,110	3,133
Xerox Holdings Corp. 5.50% 8/15/2028[1]		435	374
Zebra Technologies Corp. 6.50% 6/1/2032[1]		300	305
			63,129

Real estate 6.43%
Anywhere Real Estate Group, LLC 5.75% 1/15/2029[1]		2,063	1,654
Anywhere Real Estate Group, LLC 5.25% 4/15/2030[1]		1,322	996
Anywhere Real Estate Group, LLC 7.00% 4/15/2030[1]		465	413
Brookfield Property REIT, Inc. 5.75% 5/15/2026[1]		1,197	1,183
Brookfield Property REIT, Inc. 4.50% 4/1/2027[1]		220	209
Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.997% 1/31/2030[3,4]		294	295
Forestar Group, Inc. 3.85% 5/15/2026[1]		465	453
Forestar Group, Inc. 5.00% 3/1/2028[1]		92	89
Greystar Real Estate Partners, LLC 7.75% 9/1/2030[1]		255	270
Howard Hughes Corp. (The) 5.375% 8/1/2028[1]		1,327	1,291
Howard Hughes Corp. (The) 4.125% 2/1/2029[1]		2,628	2,430
Howard Hughes Corp. (The) 4.375% 2/1/2031[1]		3,633	3,274
Iron Mountain, Inc. 4.875% 9/15/2027[1]		1,006	982
Iron Mountain, Inc. 5.00% 7/15/2028[1]		367	355
Iron Mountain, Inc. 7.00% 2/15/2029[1]		210	215
Iron Mountain, Inc. 5.25% 7/15/2030[1]		3,235	3,090
Iron Mountain, Inc. 4.50% 2/15/2031[1]		1,660	1,519
Iron Mountain, Inc. 5.625% 7/15/2032[1]		220	210
Iron Mountain, Inc. 6.25% 1/15/2033[1]		175	174
Kennedy-Wilson, Inc. 4.75% 3/1/2029		2,270	2,062
Kennedy-Wilson, Inc. 4.75% 2/1/2030		2,750	2,435
Kennedy-Wilson, Inc. 5.00% 3/1/2031		2,255	1,982
Ladder Capital Finance Holdings LLLP 5.25% 10/1/2025[1]		440	441
Ladder Capital Finance Holdings LLLP 4.25% 2/1/2027[1]		1,249	1,205

American Funds Insurance Series	228

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Real estate (continued)
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029[1]	USD	780	$736
Ladder Capital Finance Holdings LLLP 7.00% 7/15/2031[1]		610	628
MPT Operating Partnership, LP 3.325% 3/24/2025	EUR	240	240
MPT Operating Partnership, LP 2.50% 3/24/2026	GBP	540	601
MPT Operating Partnership, LP 5.25% 8/1/2026	USD	257	237
MPT Operating Partnership, LP 5.00% 10/15/2027		8,288	6,995
MPT Operating Partnership, LP 3.50% 3/15/2031		1,334	842
Park Intermediate Holdings, LLC 4.875% 5/15/2029[1]		820	772
Park Intermediate Holdings, LLC 7.00% 2/1/2030[1]		380	386
Pebblebrook Hotel, LP 6.375% 10/15/2029[1]		460	456
RLJ Lodging Trust, LP 3.75% 7/1/2026[1]		45	44
RLJ Lodging Trust, LP 4.00% 9/15/2029[1]		800	726
SBA Communications Corp. 3.125% 2/1/2029		131	118
Service Properties Trust 5.25% 2/15/2026		117	114
Service Properties Trust 4.75% 10/1/2026		1,515	1,435
Service Properties Trust 4.95% 2/15/2027		1,931	1,806
Service Properties Trust 5.50% 12/15/2027		350	329
Service Properties Trust 3.95% 1/15/2028		3,031	2,542
Service Properties Trust 8.375% 6/15/2029		1,985	1,921
Service Properties Trust 4.95% 10/1/2029		2,868	2,284
Service Properties Trust 4.375% 2/15/2030		2,825	2,138
Service Properties Trust 8.625% 11/15/2031[1]		4,520	4,724
Service Properties Trust 8.875% 6/15/2032		1,050	973
VICI Properties, LP 4.625% 6/15/2025[1]		620	618
VICI Properties, LP 3.875% 2/15/2029[1]		1,130	1,066
			59,958

Consumer staples 3.77%
Albertsons Companies, Inc. 4.625% 1/15/2027[1]		900	882
Albertsons Companies, Inc. 3.50% 3/15/2029[1]		993	905
Albertsons Companies, Inc. 4.875% 2/15/2030[1]		465	444
Amer Sports Co. 6.75% 2/16/2031[1]		700	710
B&G Foods, Inc. 5.25% 9/15/2027		1,383	1,324
B&G Foods, Inc. 8.00% 9/15/2028[1]		965	993
Central Garden & Pet Co. 4.125% 10/15/2030		915	823
Central Garden & Pet Co. 4.125% 4/30/2031[1]		1,575	1,394
Coty, Inc. 5.00% 4/15/2026[1]		420	420
Coty, Inc. 4.75% 1/15/2029[1]		1,310	1,250
Coty, Inc. 6.625% 7/15/2030[1]		770	783
Darling Ingredients, Inc. 6.00% 6/15/2030[1]		1,085	1,071
Fiesta Purchaser, Inc. 7.875% 3/1/2031[1]		1,120	1,171
Fiesta Purchaser, Inc. 9.625% 9/15/2032[1]		775	814
Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 7.603% 2/12/2031[3,4]		160	160
H.J. Heinz Co. 3.875% 5/15/2027		275	270
H.J. Heinz Co. 4.375% 6/1/2046		26	21
Ingles Markets, Inc. 4.00% 6/15/2031[1]		370	328
KeHE Distributors, LLC 9.00% 2/15/2029[1]		485	504
Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[1]		455	434
Lamb Weston Holdings, Inc. 4.125% 1/31/2030[1]		1,920	1,757
Lamb Weston Holdings, Inc. 4.375% 1/31/2032[1]		390	353
Performance Food Group, Inc. 5.50% 10/15/2027[1]		705	700
Performance Food Group, Inc. 4.25% 8/1/2029[1]		573	532
Performance Food Group, Inc. 6.125% 9/15/2032[1]		725	726
Post Holdings, Inc. 5.50% 12/15/2029[1]		451	437
Post Holdings, Inc. 4.625% 4/15/2030[1]		1,920	1,772
Post Holdings, Inc. 4.50% 9/15/2031[1]		1,145	1,027
Post Holdings, Inc. 6.25% 2/15/2032[1]		2,165	2,151
Post Holdings, Inc. 6.375% 3/1/2033[1]		415	407
Prestige Brands, Inc. 5.125% 1/15/2028[1]		138	135

229	American Funds Insurance Series

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Corporate bonds, notes & loans (continued)
Consumer staples (continued)
Prestige Brands, Inc. 3.75% 4/1/2031[1]	USD	1,275	$1,120
Simmons Foods, Inc. 4.625% 3/1/2029[1]		558	516
TreeHouse Foods, Inc. 4.00% 9/1/2028		2,075	1,887
United Natural Foods, Inc. 6.75% 10/15/2028[1]		2,288	2,257
United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 9.107% 5/1/2031[3,4]		2,583	2,630
US Foods, Inc. 4.625% 6/1/2030[1]		510	480
US Foods, Inc. 5.75% 4/15/2033[1]		470	458
Walgreens Boots Alliance, Inc. 3.45% 6/1/2026		1,085	1,052
			35,098

Utilities 2.08%
Aegea Finance SARL 9.00% 1/20/2031[1]		330	337
AmeriGas Partners, LP 5.50% 5/20/2025		102	101
AmeriGas Partners, LP 5.75% 5/20/2027		302	281
Calpine Corp. 4.50% 2/15/2028[1]		150	144
Calpine Corp. 5.125% 3/15/2028[1]		518	503
Calpine Corp. 3.75% 3/1/2031[1]		500	447
Comision Federal de Electricidad 5.70% 1/24/2030[1]		460	442
DPL, Inc. 4.125% 7/1/2025		555	548
Emera, Inc. 6.75% 6/15/2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[5,10]		1,155	1,165
FirstEnergy Corp. 2.25% 9/1/2030		980	844
Ithaca Energy (North Sea) PLC 8.125% 10/15/2029[1]		355	361
Lightning Power, LLC 7.25% 8/15/2032[1]		650	670
MIWD Holdco II, LLC, Term Loan B2, (3-month USD CME Term SOFR + 3.00%) 7.845% 3/28/2031[3,4]		279	283
NRG Energy, Inc. 3.625% 2/15/2031[1]		110	96
Pacific Gas and Electric Co. 3.30% 8/1/2040		280	210
Pacific Gas and Electric Co. 4.95% 7/1/2050		745	648
Pacific Gas and Electric Co. 3.50% 8/1/2050		2,020	1,385
PG&E Corp. 5.00% 7/1/2028		3,100	3,031
PG&E Corp. 5.25% 7/1/2030		3,365	3,296
PG&E Corp., junior subordinated, 7.375% 3/15/2055 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.883% on 3/15/2030)[5]		1,670	1,718
Talen Energy Supply, LLC 8.625% 6/1/2030[1]		2,147	2,290
Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 2.50%) 7.023% 5/17/2030[3,4]		281	283
YPF Energia Electrica SA 7.875% 10/16/2032[1]		320	317
			19,400
Total corporate bonds, notes & loans			805,908

U.S. Treasury bonds & notes 0.36%
U.S. Treasury 0.36%
U.S. Treasury 4.25% 11/15/2034[11]		3,410	3,323

Mortgage-backed obligations 0.06%
Collateralized mortgage-backed obligations 0.06%
Treehouse Park Improvement Association No.1 9.75% 12/1/2033[1,7]		591	591

Municipals 0.05%
Puerto Rico 0.05%
G.O. Taxable Bonds, Series 2022, 0% 11/1/2043[4]		327	201
G.O. Taxable Bonds, Capital Appreciation Bonds, Series 2022, 0% 11/1/2051		361	224
Total municipals			425

American Funds Insurance Series	230

American High-Income Trust® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.04%
Honduras (Republic of) 8.625% 11/27/2034[1]	USD	390	$388
Total bonds, notes & other debt instruments (cost: $819,735,000)			810,635

Convertible bonds & notes 0.04%
Communication services 0.04%
EchoStar Corp., convertible notes, 3.875% 11/30/2030[6]		371	391
Total convertible bonds & notes (cost: $395,000)			391

Common stocks 6.41%		Shares
Health care 2.20%
Rotech Healthcare, Inc.[7,9,12]		201,793	17,812
Endo, Inc.[12]		98,326	2,330
Endo GUC Trust, Class A1[1,7,12]		192,719	72
Endo, Inc., 1L 7.50% Escrow[7,12]		5,505,000	—	[8]
Endo, Inc., 1L 6.875% Escrow[7,12]		520,000	—	[8]
Endo, Inc., 1L 6.125% Escrow[7,12]		525,000	—	[8]
Mallinckrodt PLC[12]		3,631	321
			20,535

Energy 1.35%
Constellation Oil Services Holding SA7,12		11,240,370	4,574
Ascent Resources, LLC, Class A7,9		62,978	2,971
New Fortress Energy, Inc., Class A13		109,372	1,654
Expand Energy Corp.		16,161	1,609
Altera Infrastructure, LP7,12		9,127	738
Weatherford International		10,059	720
Mesquite Energy, Inc.[7,12]		3,558	202
Exxon Mobil Corp.		739	79
Bighorn Permian Resources, LLC[7]		2,894	—	[8]
			12,547

Information technology 1.30%
Diebold Nixdorf, Inc.[12]		281,243	12,105

Utilities 1.13%
Talen Energy Corp.[12]		50,368	10,148
PG&E Corp.		18,786	379
			10,527

Consumer discretionary 0.15%
NMG Parent, LLC[7,12]		9,965	1,222
MYT Holding Co., Class B12		608,846	232
Party City Holdco, Inc.[7,12]		126,254	—	[8]
Party City Holdco, Inc.[1,7,12]		1,260	—	[8]
			1,454

Materials 0.14%
Venator Materials PLC[7,12]		3,232	1,285

Real estate 0.08%
WeWork, Inc.[7,12]		57,167	743

231	American Funds Insurance Series

American High-Income Trust® (continued)

Common stocks (continued)	Shares	Value (000)
Communication services 0.03%
Intelsat SA	8,182	$249
iHeartMedia, Inc., Class A12	22,639	45
		294

Financials 0.03%
Navient Corp.	20,000	266
Total common stocks (cost: $40,714,000)		59,756

Preferred securities 0.43%
Consumer discretionary 0.24%
MYT Holdings, LLC, Series A, 10.00% preferred shares[12]	2,095,904	2,196

Industrials 0.19%
ACR III LSC Holdings, LLC, Series B, preferred shares[1,7,12]	1,022	1,797
Total preferred securities (cost: $2,933,000)		3,993

Rights & warrants 0.01%
Energy 0.01%
Expand Energy Corporation, Class C, warrants, expire 2/9/2026[12]	457	39

Consumer discretionary 0.00%
NMG Parent, LLC, warrants, expire 9/24/2027[7,12]	27,111	—	[8]
Total rights & warrants (cost: $439,000)		39

Short-term securities 4.90%
Money market investments 4.90%
Capital Group Central Cash Fund 4.50%[14,15]	456,322	45,641
Total short-term securities (cost: $45,638,000)		45,641

Total investment securities 98.77% (cost: $909,854,000)		920,455
Other assets less liabilities 1.23%		11,508
Net assets 100.00%		$931,963

American Funds Insurance Series	232

American High-Income Trust® (continued)

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
2 Year U.S. Treasury Note Futures	Long	111	4/3/2025	USD	22,823	$(14)
5 Year U.S. Treasury Note Futures	Long	153	4/3/2025		16,265	(106)
10 Year Ultra U.S. Treasury Note Futures	Short	8	3/31/2025		(891)	13
10 Year U.S. Treasury Note Futures	Short	13	3/31/2025		(1,414)	25
30 Year Ultra U.S. Treasury Bond Futures	Short	1	3/31/2025		(119)	6
						$(76)

Swap contracts

Credit default swaps

Centrally cleared credit default swaps on credit indices — buy protection

Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)		Value at 12/31/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 12/31/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD	3,815	$(305)	$(262)	$(43)
CDX.NA.HY.43	5.00%	Quarterly	12/20/2029		14,000	(1,080)	(1,167)	87
						$(1,385)	$(1,429)	$44

Investments in affiliates15

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2024 (000)	Dividend or interest income (000)
Short-term securities 4.90%
Money market investments 4.90%
Capital Group Central Cash Fund 4.50%[14]	$27,114	$249,518	$230,999	$3	$5	$45,641	$1,402

Restricted securities9

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.[7,12]	9/26/2013	$4,331	$17,812	1.91%
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4]	9/13/2023	3,567	3,651	.39
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 11.645% 9/13/2029[3,4]	9/13/2023-12/13/2024	261	263	.03
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[5,7]	6/23/2023-10/22/2024	3,043	3,133	.33

233	American Funds Insurance Series

American High-Income Trust® (continued)

Restricted securities9 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Ascent Resources, LLC, Class A7	11/15/2016	$302	$2,971	.32%
Wolfspeed, Inc. 2.00% PIK and 9.875% Cash 6/23/2030 (11.875% on 6/23/2025)[5,7]	10/22/2024	523	546	.06
Total		$12,027	$28,376	3.04%

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $597,435,000, which represented 64.11% of the net assets of the fund.
[2]	Scheduled interest and/or principal payment was not received.
[3]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $35,038,000, which represented 3.76% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Step bond; coupon rate may change at a later date.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Value determined using significant unobservable inputs.
[8]	Amount less than one thousand.
[9]	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $28,376,000, which represented 3.04% of the net assets of the fund.
[10]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $261,000, which represented .03% of the net assets of the fund.
[12]	Security did not produce income during the last 12 months.
[13]	Security is subject to a contractual sale restriction (lockup). The total value of all such securities was $1,654,000, which represented 0.18% of the net assets of the fund. The remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or condition in accordance with legal documents.
[14]	Rate represents the seven-day yield at 12/31/2024.
[15]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)

CME = CME Group

DAC = Designated Activity Company

EUR = Euros

G.O. = General Obligation

GBP = British pounds

LIBOR = London Interbank Offered Rate

PIK = Payment In Kind

REIT = Real Estate Investment Trust

SOFR = Secured Overnight Financing Rate

USD = U.S. dollars

UST = U.S. Treasury

Refer to the notes to financial statements.

American Funds Insurance Series	234

American Funds Mortgage Fund®

Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 94.77%	Principal amount (000)			Value (000)
Mortgage-backed obligations 84.59%
Federal agency mortgage-backed obligations 82.32%
Fannie Mae Pool #695412 5.00% 6/1/2033[1]	USD	—	[2]	$—	[2]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]		1		1
Fannie Mae Pool #256583 5.00% 12/1/2036[1,3]		29		28
Fannie Mae Pool #931768 5.00% 8/1/2039[1]		1		1
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]		5		5
Fannie Mae Pool #932606 5.00% 2/1/2040[1]		2		2
Fannie Mae Pool #MA4232 2.00% 1/1/2041[1]		132		110
Fannie Mae Pool #BQ7816 1.50% 4/1/2041[1]		228		182
Fannie Mae Pool #BR0986 1.50% 5/1/2041[1]		293		234
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]		8		8
Fannie Mae Pool #MA4387 2.00% 7/1/2041[1]		16		13
Fannie Mae Pool #MA4388 2.50% 7/1/2041[1]		75		63
Fannie Mae Pool #MA4447 2.50% 10/1/2041[1]		157		134
Fannie Mae Pool #FM9117 2.50% 10/1/2041[1]		84		72
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]		5		5
Fannie Mae Pool #AE1274 5.00% 10/1/2041[1]		4		4
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]		3		3
Fannie Mae Pool #MA4502 2.50% 12/1/2041[1]		177		152
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]		2		2
Fannie Mae Pool #MA4521 2.50% 1/1/2042[1]		222		190
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		237		197
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]		4		4
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]		101		84
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]		1		1
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]		1		1
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]		2		2
Fannie Mae Pool #FS3767 2.00% 4/1/2047[1]		26		21
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]		1		1
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]		27		25
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]		17		16
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]		23		22
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]		6		6
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]		3		3
Fannie Mae Pool #CA6409 2.50% 7/1/2050[1]		94		77
Fannie Mae Pool #FS3745 2.00% 8/1/2050[1]		18		14
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]		4		4
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]		66		54
Fannie Mae Pool #CA8108 2.00% 12/1/2050[1]		136		107
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]		11		9
Fannie Mae Pool #FS9792 4.50% 12/1/2050[1]		24		23
Fannie Mae Pool #FM6113 2.50% 1/1/2051[1]		1,431		1,177
Fannie Mae Pool #FM5940 2.00% 2/1/2051[1,3]		1,550		1,226
Fannie Mae Pool #CA8820 2.00% 2/1/2051[1]		355		280
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]		1		1
Fannie Mae Pool #CB0041 3.00% 4/1/2051[1]		180		156
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]		24		20
Fannie Mae Pool #FM8038 3.00% 7/1/2051[1]		33		28
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]		392		323
Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]		23		19
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]		2		2
Fannie Mae Pool #FM9492 2.50% 11/1/2051[1]		401		332
Fannie Mae Pool #FM9694 2.50% 11/1/2051[1]		189		158
Fannie Mae Pool #FM9804 2.50% 12/1/2051[1]		208		172
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]		83		72
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]		242		208
Fannie Mae Pool #CB3031 2.50% 3/1/2052[1]		401		330
Fannie Mae Pool #MA4626 4.00% 6/1/2052[1]		406		373
Fannie Mae Pool #FS5851 4.00% 7/1/2052[1]		1,027		942
Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]		172		152
Fannie Mae Pool #CB4620 5.00% 9/1/2052[1]		1,043		1,015
Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]		709		553

235	American Funds Insurance Series

American Funds Mortgage Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #MA4785 5.00% 10/1/2052[1]	USD	104	$100
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]		37	37
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]		34	33
Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]		444	419
Fannie Mae Pool #BX5673 5.00% 12/1/2052[1]		97	94
Fannie Mae Pool #BY1411 4.00% 2/1/2053[1]		1,125	1,030
Fannie Mae Pool #MA4916 4.00% 2/1/2053[1]		9	8
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]		68	67
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]		101	103
Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]		83	84
Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]		27	24
Fannie Mae Pool #MA4978 5.00% 4/1/2053[1,3]		2,984	2,882
Fannie Mae Pool #CB6131 6.50% 4/1/2053[1]		245	253
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]		65	67
Fannie Mae Pool #MA5008 4.50% 5/1/2053[1]		44	41
Fannie Mae Pool #MA5009 5.00% 5/1/2053[1]		1,784	1,724
Fannie Mae Pool #FS4563 5.00% 5/1/2053[1]		50	49
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]		52	51
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]		277	279
Fannie Mae Pool #MA5038 5.00% 6/1/2053[1]		270	261
Fannie Mae Pool #FS5192 5.50% 6/1/2053[1]		778	770
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]		369	372
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]		562	529
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]		209	207
Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]		449	453
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]		93	87
Fannie Mae Pool #MA5136 4.50% 9/1/2053[1]		562	529
Fannie Mae Pool #MA5138 5.50% 9/1/2053[1]		293	289
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]		1,357	1,341
Fannie Mae Pool #CB7242 6.50% 10/1/2053[1]		44	45
Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]		14	15
Fannie Mae Pool #CB7510 6.50% 11/1/2053[1]		325	334
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]		81	80
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]		509	521
Fannie Mae Pool #FS6767 6.50% 1/1/2054[1]		237	243
Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]		918	865
Fannie Mae Pool #MA5271 5.50% 2/1/2054[1]		1,538	1,519
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]		156	154
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]		146	144
Fannie Mae Pool #FS7653 6.50% 3/1/2054[1]		44	45
Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]		137	139
Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]		286	292
Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]		18	19
Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]		289	290
Fannie Mae Pool #FS8153 6.00% 6/1/2054[1]		249	253
Fannie Mae Pool #FS8223 6.00% 6/1/2054[1]		44	45
Fannie Mae Pool #FS8219 6.00% 6/1/2054[1]		38	39
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]		22	22
Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]		302	311
Fannie Mae Pool #MA5417 4.00% 7/1/2054[1]		95	87
Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]		582	589
Fannie Mae Pool #FS8400 6.00% 7/1/2054[1]		382	387
Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]		183	184
Fannie Mae Pool #CB8858 6.00% 7/1/2054[1]		137	138
Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]		127	127
Fannie Mae Pool #FS8318 6.00% 7/1/2054[1]		64	65
Fannie Mae Pool #DB7039 6.00% 7/1/2054[1]		40	40
Fannie Mae Pool #MA5421 6.00% 7/1/2054[1]		8	8
Fannie Mae Pool #FS8619 6.50% 7/1/2054[1]		781	804
Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]		464	479
Fannie Mae Pool #FS8607 6.50% 7/1/2054[1]		137	141

American Funds Insurance Series	236

American Funds Mortgage Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]	USD	137		$140
Fannie Mae Pool #MA5422 6.50% 7/1/2054[1]		91		93
Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]		82		84
Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]		51		53
Fannie Mae Pool #MA5445 6.00% 8/1/2054[1]		230		232
Fannie Mae Pool #FS8758 6.00% 8/1/2054[1]		198		200
Fannie Mae Pool #BU4968 6.00% 8/1/2054[1]		151		151
Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]		86		87
Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]		56		57
Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]		31		31
Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]		29		30
Fannie Mae Pool #DB7687 6.00% 8/1/2054[1]		20		20
Fannie Mae Pool #DB7690 6.00% 8/1/2054[1]		19		19
Fannie Mae Pool #DC0296 6.00% 8/1/2054[1]		10		10
Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]		376		384
Fannie Mae Pool #CB9071 6.50% 8/1/2054[1]		179		183
Fannie Mae Pool #FS9025 5.50% 9/1/2054[1]		519		514
Fannie Mae Pool #FS9009 5.50% 9/1/2054[1]		281		279
Fannie Mae Pool #FS8866 6.00% 9/1/2054[1]		494		502
Fannie Mae Pool #BU5166 6.00% 10/1/2054[1]		26		26
Fannie Mae Pool #DB2354 4.50% 11/1/2054[1]		475		447
Fannie Mae Pool #BU5165 5.50% 11/1/2054[1]		51		50
Fannie Mae Pool #CB9432 6.00% 11/1/2054[1]		44		44
Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]		350		320
Fannie Mae Pool #DC7042 4.50% 12/1/2054[1]		188		177
Fannie Mae Pool #BF0379 3.50% 4/1/2059[1]		119		105
Fannie Mae Pool #BF0481 3.50% 6/1/2060[1]		130		114
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]		45		37
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]		45		43
Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]		751		653
Freddie Mac Pool #ZA1922 5.00% 2/1/2026[1,3]		—	[2]	—	[2]
Freddie Mac Pool #ZS8950 5.00% 10/1/2029[1]		1		1
Freddie Mac Pool #A18781 5.00% 3/1/2034[1]		489		486
Freddie Mac Pool #RB5113 1.50% 6/1/2041[1]		1,521		1,216
Freddie Mac Pool #RB5115 2.50% 6/1/2041[1]		286		245
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]		86		71
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]		80		67
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]		27		22
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]		1		1
Freddie Mac Pool #760014 3.426% 8/1/2045[1,4]		257		253
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]		16		14
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]		23		21
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]		15		14
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]		13		12
Freddie Mac Pool #Q55970 4.00% 5/1/2048[1]		7		7
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]		23		22
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]		42		40
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]		22		21
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]		15		15
Freddie Mac Pool #Z40273 4.50% 10/1/2048[1]		37		36
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]		15		13
Freddie Mac Pool #SD7512 3.00% 2/1/2050[1]		135		117
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]		4		4
Freddie Mac Pool #SI2062 2.00% 9/1/2050[1]		177		139
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]		186		153
Freddie Mac Pool #RA4352 2.00% 1/1/2051[1]		309		243
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]		2		1
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]		3		2
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]		287		227
Freddie Mac Pool #QC7626 3.00% 9/1/2051[1]		209		179
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]		70		56

237	American Funds Insurance Series

American Funds Mortgage Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]	USD	58	$48
Freddie Mac Pool #RA6598 3.50% 1/1/2052[1]		152	136
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1,3]		985	886
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]		7	6
Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]		1,493	1,270
Freddie Mac Pool #SD8220 3.00% 6/1/2052[1]		689	587
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]		1,296	1,104
Freddie Mac Pool #SD8242 3.00% 9/1/2052[1]		115	98
Freddie Mac Pool #QF0213 4.50% 9/1/2052[1]		1,114	1,051
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]		599	581
Freddie Mac Pool #QF0924 5.50% 9/1/2052[1]		217	215
Freddie Mac Pool #SD8258 5.00% 10/1/2052[1]		236	229
Freddie Mac Pool #RA8059 5.50% 10/1/2052[1]		103	102
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]		337	324
Freddie Mac Pool #SD8266 4.50% 11/1/2052[1]		325	307
Freddie Mac Pool #SD8280 6.50% 11/1/2052[1]		737	757
Freddie Mac Pool #SD2602 3.00% 12/1/2052[1]		30	26
Freddie Mac Pool #SD4116 4.50% 12/1/2052[1]		377	355
Freddie Mac Pool #SD8288 5.00% 1/1/2053[1]		41	40
Freddie Mac Pool #SD8315 5.00% 4/1/2053[1]		116	112
Freddie Mac Pool #SD2716 5.00% 4/1/2053[1]		81	78
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]		90	89
Freddie Mac Pool #SD8322 4.50% 5/1/2053[1]		228	215
Freddie Mac Pool #SD8323 5.00% 5/1/2053[1]		1,475	1,426
Freddie Mac Pool #SD2861 6.00% 5/1/2053[1]		54	55
Freddie Mac Pool #SD8329 5.00% 6/1/2053[1]		26	25
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]		288	285
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]		61	62
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]		56	57
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]		39	40
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]		28	29
Freddie Mac Pool #SD8341 5.00% 7/1/2053[1]		2	2
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]		837	828
Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]		51	51
Freddie Mac Pool #SD3432 6.00% 7/1/2053[1]		37	37
Freddie Mac Pool #SD8350 6.00% 8/1/2053[1,3]		2,715	2,731
Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]		978	985
Freddie Mac Pool #RA9854 6.00% 9/1/2053[1]		117	119
Freddie Mac Pool #SD8368 6.00% 10/1/2053[1]		450	453
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]		332	334
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]		117	119
Freddie Mac Pool #SD4977 5.00% 11/1/2053[1]		1,621	1,567
Freddie Mac Pool #SD8371 5.00% 11/1/2053[1]		1,045	1,010
Freddie Mac Pool #RJ0326 6.50% 11/1/2053[1]		75	77
Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]		531	551
Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]		452	447
Freddie Mac Pool #RJ0668 6.00% 1/1/2054[1]		1,696	1,707
Freddie Mac Pool #SD4795 6.00% 1/1/2054[1]		1,335	1,344
Freddie Mac Pool #SD4693 6.50% 1/1/2054[1]		56	58
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]		12	12
Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]		700	727
Freddie Mac Pool #QI0006 6.00% 2/1/2054[1]		51	52
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]		65	65
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]		14	14
Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]		101	102
Freddie Mac Pool #QI3333 6.00% 4/1/2054[1]		19	19
Freddie Mac Pool #SD5221 6.50% 4/1/2054[1]		58	60
Freddie Mac Pool #SD8428 4.00% 5/1/2054[1]		552	505
Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]		63	63
Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]		45	45
Freddie Mac Pool #SD5692 6.00% 5/1/2054[1]		27	28

American Funds Insurance Series	238

American Funds Mortgage Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]	USD	476	$490
Freddie Mac Pool #RJ1447 6.50% 5/1/2054[1]		72	74
Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]		23	23
Freddie Mac Pool #SD5706 6.50% 6/1/2054[1]		730	753
Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]		234	241
Freddie Mac Pool #SD5701 6.50% 6/1/2054[1]		52	54
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]		17	18
Freddie Mac Pool #SD5790 6.00% 7/1/2054[1]		400	405
Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]		238	241
Freddie Mac Pool #RJ1975 6.00% 7/1/2054[1]		205	207
Freddie Mac Pool #RJ1964 6.00% 7/1/2054[1]		187	190
Freddie Mac Pool #RJ1973 6.00% 7/1/2054[1]		137	138
Freddie Mac Pool #SD8447 6.00% 7/1/2054[1]		79	79
Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]		68	69
Freddie Mac Pool #SD5896 6.00% 7/1/2054[1]		35	36
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]		218	223
Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]		90	92
Freddie Mac Pool #SD5905 6.50% 7/1/2054[1]		76	78
Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]		73	75
Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]		303	301
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]		271	273
Freddie Mac Pool #SD8454 6.00% 8/1/2054[1]		240	242
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]		178	180
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]		152	153
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]		126	128
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]		117	118
Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]		39	39
Freddie Mac Pool #SD6323 6.50% 8/1/2054[1]		1,859	1,903
Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]		1,218	1,244
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]		263	271
Freddie Mac Pool #RJ2223 6.50% 8/1/2054[1]		155	159
Freddie Mac Pool #SD6034 6.50% 8/1/2054[1]		119	122
Freddie Mac Pool #RJ2247 6.50% 8/1/2054[1]		104	107
Freddie Mac Pool #RJ2228 6.50% 8/1/2054[1]		66	68
Freddie Mac Pool #SD6047 6.50% 8/1/2054[1]		46	47
Freddie Mac Pool #SD6035 6.50% 8/1/2054[1]		29	30
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]		127	128
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]		70	71
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]		67	67
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]		59	59
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]		37	38
Freddie Mac Pool #SD6288 6.50% 9/1/2054[1]		345	354
Freddie Mac Pool #SD8464 6.50% 9/1/2054[1]		232	237
Freddie Mac Pool #RJ2323 6.50% 9/1/2054[1]		96	99
Freddie Mac Pool #RJ2320 6.50% 9/1/2054[1]		38	40
Freddie Mac Pool #RJ2325 6.50% 9/1/2054[1]		21	21
Freddie Mac Pool #SD8481 4.00% 10/1/2054[1]		994	909
Freddie Mac Pool #SD8484 4.00% 11/1/2054[1]		533	488
Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]		487	459
Freddie Mac Pool #SD8487 4.00% 12/1/2054[1]		232	212
Freddie Mac Pool #SD8489 4.50% 12/1/2054[1]		501	471
Freddie Mac Pool #RJ3163 5.00% 12/1/2054[1]		532	515
Freddie Mac Pool #QX1414 5.50% 12/1/2054[1]		380	375
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]		300	295
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,4]		83	78
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]		81	70
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]		161	148

239	American Funds Insurance Series

American Funds Mortgage Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,4]	USD	112	$104
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]		21	18
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]		88	84
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]		27	23
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]		16	14
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2024-2, Class MT, 3.50% 5/25/2064[1]		646	558
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 6/25/2028[1]		205	197
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]		11	11
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-3, Class AC, 2.00% 11/25/2030[1]		300	264
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-1, Class AC, 2.25% 5/26/2031[1]		307	273
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 21-2, Class AD, 2.00% 7/25/2031[1]		261	229
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]		269	254
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 20-2, Class AC, 2.00% 9/27/2060[1]		312	275
Government National Mortgage Assn. 3.00% 1/1/2055[1,5]		50	43
Government National Mortgage Assn. 5.00% 1/1/2055[1,5]		80	78
Government National Mortgage Assn. 5.50% 1/1/2055[1,5]		273	271
Government National Mortgage Assn. Pool #AH5894 3.75% 5/20/2034[1]		581	557
Government National Mortgage Assn. Pool #AD0028 3.75% 7/20/2038[1]		240	223
Government National Mortgage Assn. Pool #004410 4.00% 4/20/2039[1]		48	46
Government National Mortgage Assn. Pool #AH5897 3.75% 7/20/2039[1]		485	452
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]		66	69
Government National Mortgage Assn. Pool #004823 4.00% 10/20/2040[1]		75	71
Government National Mortgage Assn. Pool #005104 5.00% 6/20/2041[1]		157	155
Government National Mortgage Assn. Pool #005142 4.50% 8/20/2041[1]		11	10
Government National Mortgage Assn. Pool #005165 6.50% 8/20/2041[1]		79	78
Government National Mortgage Assn. Pool #AA5326 3.50% 5/20/2042[1]		78	69
Government National Mortgage Assn. Pool #MA0366 3.50% 6/20/2042[1]		184	166
Government National Mortgage Assn. Pool #AD4360 3.50% 7/20/2043[1]		84	76
Government National Mortgage Assn. Pool #AH5884 4.25% 7/20/2044[1,3]		792	742
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]		87	70
Government National Mortgage Assn. Pool #BZ3978 2.50% 11/20/2050[1]		35	29
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]		77	62
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]		332	272
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]		81	66
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]		518	436
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]		324	269
Government National Mortgage Assn. Pool #MA7881 2.50% 2/20/2052[1]		71	59
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]		172	143
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]		145	121
Government National Mortgage Assn. Pool #MA7936 2.50% 3/20/2052[1]		44	37
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]		228	191
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]		62	54
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]		5	4
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]		161	149
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]		248	235
Government National Mortgage Assn. Pool #MA9016 5.00% 7/20/2053[1]		14	14
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]		81	75
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]		1,527	1,445

American Funds Insurance Series	240

American Funds Mortgage Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #AN1825 4.507% 6/20/2065[1]	USD	26	$25
Government National Mortgage Assn. Pool #AO0461 4.542% 8/20/2065[1]		8	7
Government National Mortgage Assn. Pool #AO0409 4.572% 12/20/2065[1]		28	28
Government National Mortgage Assn. Pool #AO0385 4.38% 1/20/2066[1]		164	163
Government National Mortgage Assn. Pool #725897 5.20% 1/20/2066[1]		1	1
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]		206	150
Uniform Mortgage-Backed Security 2.50% 1/1/2040[1,5]		285	259
Uniform Mortgage-Backed Security 4.00% 1/1/2040[1,5]		125	120
Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,5]		139	108
Uniform Mortgage-Backed Security 3.00% 1/1/2055[1,5]		1,035	879
Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,5]		3,114	2,755
Uniform Mortgage-Backed Security 6.00% 1/1/2055[1,5]		1	1
Uniform Mortgage-Backed Security 4.50% 2/1/2055[1,5]		82	77
			91,235

Commercial mortgage-backed securities 1.52%
BX Trust, Series 2022-CSMO, Class A, (1-month USD CME Term SOFR + 2.115%) 6.512% 6/15/2027[1,4,6]		100	100
BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 5.411% 10/15/2036[1,4,6]		891	889
BX Trust, Series 2022-IND, Class A, (1-month USD CME Term SOFR + 1.491%) 5.888% 4/15/2037[1,4,6]		119	119
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[1,4,6]		379	386
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.592% 7/15/2038[1,4,6]		88	88
Intown 2022-Stay Mortgage Trust, Series 2022-STAY, Class A, (1-month USD CME Term SOFR + 2.489%) 6.886% 8/15/2039[1,4]		100	100
			1,682

Collateralized mortgage-backed obligations (privately originated) 0.75%
CIM Trust, Series 2022-R2, Class A1, 3.75% 12/25/2061[1,4,6]		145	135
COLT Mortgage Loan Trust, Series 2021-5, Class A1, 1.726% 11/26/2066[1,4,6]		62	55
FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/2053[1,4,6]		199	187
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.196% 8/1/2054[1,4,6]		93	92
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-INV2, Class A1, 6.50% 2/25/2054[1,4,6]		241	244
PMT Loan Trust, Series 2024-INV1, Class A2, 6.00% 10/25/2059[1,4,6]		99	99
Reverse Mortgage Investment Trust, Series 2021-HB1, Class A, 1.259% 11/25/2031[1,4,6]		9	9
Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.75% 4/25/2055[1,4,6]		15	15
			836
Total mortgage-backed obligations			93,753

U.S. Treasury bonds & notes 8.46%
U.S. Treasury 8.46%
U.S. Treasury 2.75% 2/28/2025		397	396
U.S. Treasury 4.625% 2/28/2025		397	397
U.S. Treasury 3.875% 3/31/2025		294	294
U.S. Treasury 4.625% 6/30/2025		397	398
U.S. Treasury 4.375% 7/31/2026		1,035	1,037
U.S. Treasury 3.50% 9/30/2026		465	459
U.S. Treasury 4.125% 7/31/2028		850	844
U.S. Treasury 4.50% 5/31/2029		3,075	3,091
U.S. Treasury 4.125% 11/30/2029		745	737
U.S. Treasury 4.25% 6/30/2031		1,045	1,033
U.S. Treasury 3.625% 9/30/2031		420	399
U.S. Treasury 1.875% 2/15/2032		10	9

241	American Funds Insurance Series

American Funds Mortgage Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 1.875% 2/15/2041[3]	USD	240	$161
U.S. Treasury 3.25% 5/15/2042		106	86
U.S. Treasury 1.875% 11/15/2051		65	36
Total U.S. Treasury bonds & notes			9,377

Asset-backed obligations 1.72%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027[1,6]		29	29
American Credit Acceptance Receivables Trust, Series 2024-4, Class A, 4.81% 3/13/2028[1,6]		10	10
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class A2, 4.84% 9/15/2027[1]		10	10
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,6]		90	88
Citizens Auto Receivables Trust, Series 2023-2, Class A2A, 6.09% 10/15/2026[1,6]		28	28
CPS Auto Receivables Trust, Series 2024-D, Class A, 4.91% 6/15/2028[1,6]		86	86
Drive Auto Receivables Trust, Series 2024-2, Class A2, 4.94% 12/15/2027[1]		28	28
Drive Auto Receivables Trust, Series 2024-2, Class A3, 4.50% 9/15/2028[1]		21	21
Exeter Automobile Receivables Trust, Series 2024-4A, Class A2, 5.60% 5/17/2027[1]		17	17
Ford Credit Auto Owner Trust, Series 2023-2, Class A, 5.28% 2/15/2036[1,6]		257	262
GLS Auto Receivables Trust, Series 2024-3A, Class A2, 5.35% 8/16/2027[1,6]		37	37
GLS Auto Receivables Trust, Series 2024-4A, Class A2, 4.76% 10/15/2027[1,6]		19	19
GLS Auto Receivables Trust, Series 2024-3A, Class A3, 5.02% 4/17/2028[1,6]		45	45
LAD Auto Receivables Trust, Series 2023-2, Class A2, 5.93% 6/15/2027[1,6]		27	28
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 5/15/2069[1,6]		75	68
Navient Student Loan Trust, Series 2021-CA, Class A, 1.06% 10/15/2069[1,6]		95	85
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 4/20/2062[1,6]		117	109
Nelnet Student Loan Trust, Series 2021-CA, Class AFL, (1-month USD CME Term SOFR + 0.854%) 5.225% 4/20/2062[1,4,6]		97	96
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,6]		100	92
Santander Drive Auto Receivables Trust, Series 2024-4, Class A2, 5.41% 7/15/2027[1]		81	82
Santander Drive Auto Receivables Trust, Series 2024-5, Class A2, 4.88% 9/15/2027[1]		27	27
Santander Drive Auto Receivables Trust, Series 2022-4, Class B, 4.42% 11/15/2027[1]		16	16
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98% 2/15/2028[1]		5	5
Santander Drive Auto Receivables Trust, Series 2023-4, Class A3, 5.73% 4/17/2028[1]		5	5
Synchrony Card Issuance Trust, Series 2023-A, Class A, 5.54% 7/15/2029[1]		12	12
Toyota Auto Loan Extended Note Trust, Series 2023-1, Class A, 4.93% 6/25/2036[1,6]		100	101
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039[1,6]		501	502
			1,908
Total bonds, notes & other debt instruments (cost: $107,084,000)			105,038

Short-term securities 8.78%	Weighted average yield at acquisition
Commercial paper 2.44%
Cisco Systems, Inc. 2/7/2025[6]	4.550%	750	747
ING (U.S.) Funding, LLC 2/18/2025[6]	4.226	800	795
PepsiCo, Inc. 2/25/2025[6]	4.480	1,171	1,163
			2,705

American Funds Insurance Series	242

American Funds Mortgage Fund® (continued)

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Federal agency bills & notes 6.34%
Federal Farm Credit Banks 1/22/2025	4.220%	USD	1,950	$1,945
Federal Home Loan Bank 1/2/2025	4.310		500	500
Federal Home Loan Bank 1/8/2025	4.550		1,100	1,099
Federal Home Loan Bank 2/7/2025	4.480		1,100	1,095
Federal Home Loan Bank 2/19/2025	4.362		1,000	995
Federal Home Loan Bank 2/26/2025	4.432		1,400	1,391
Total short-term securities (cost: $9,728,000)				9,730

Options purchased (equity style) 0.02%
Options purchased (equity style)*				17
Total options purchased (equity style) (cost: $24,000)				17

Total investment securities 103.57% (cost: $116,836,000)				114,785
Other assets less liabilities (3.57)%				(3,954)
Net assets 100.00%				$110,831

*Options purchased (equity style)

Options on futures

Description	Number of contracts	Expiration date	Exercise price		Notional amount (000)		Value at 12/31/2024 (000)
Call
3 Month SOFR Futures Option	6	6/13/2025	USD	97.00	USD	1,500	$1
3 Month SOFR Futures Option	11	9/12/2025		97.00		2,750	2
3 Month SOFR Futures Option	15	9/12/2025		98.00		3,750	1
3 Month SOFR Futures Option	34	12/12/2025		97.00		8,500	13
							$17

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
3 Month SOFR Futures	Short	3	9/17/2025	USD	(719)	$(1)
2 Year U.S. Treasury Note Futures	Long	256	4/3/2025		52,636	(42)
5 Year U.S. Treasury Note Futures	Long	165	4/3/2025		17,540	(112)
10 Year Ultra U.S. Treasury Note Futures	Long	79	3/31/2025		8,794	(127)
10 Year U.S. Treasury Note Futures	Long	63	3/31/2025		6,851	(101)
20 Year U.S. Treasury Note Futures	Short	51	3/31/2025		(5,806)	160
30 Year Ultra U.S. Treasury Bond Futures	Long	19	3/31/2025		2,259	(118)
						$(341)

243	American Funds Insurance Series

American Funds Mortgage Fund® (continued)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		12/31/2024 (000)	(received) (000)	at 12/31/2024 (000)
SOFR	Annual	3.6025%	Annual	1/8/2034	USD	495	$17	$—	$17
SOFR	Annual	3.41%	Annual	7/28/2045	USD	1,300	124	—	124
							$141	$—	$141

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $965,000, which represented .87% of the net assets of the fund.
[4]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,808,000, which represented 6.14% of the net assets of the fund.

Key to abbreviation(s)

Assn. = Association

CME = CME Group

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	244

Ultra-Short Bond Fund

Investment portfolio December 31, 2024

Short-term securities 100.73%	Weighted average yield at acquisition	Principal amount (000)		Value (000)
Commercial paper 66.52%
Alberta (Province of) 1/3/2025[1]	4.560%	USD	12,000	$11,996
Alphabet, Inc. 1/6/2025[1]	4.320		10,000	9,993
Australia & New Zealand Banking Group, Ltd. 2/27/2025[1]	4.471		10,000	9,930
Bank of Montreal 1/15/2025[1]	4.610		11,000	10,980
Banque et Caisse d’Epargne de l’Etat 3/18/2025	4.414		10,000	9,906
British Columbia (Province of) 1/28/2025	4.530		6,000	5,980
British Columbia (Province of) 2/25/2025	4.550		5,500	5,462
CAFCO, LLC 3/4/2025[1]	4.540		12,000	11,906
Caisse des Dépôts et Consignations 1/22/2025	4.550		11,000	10,971
Chevron Corp. 1/23/2025[1]	4.580		10,200	10,172
Cisco Systems, Inc. 1/17/2025[1]	4.600		7,000	6,986
DBS Bank, Ltd. 1/14/2025[1]	4.500		7,000	6,988
Desjardins Group 3/4/2025[1]	4.530		12,200	12,105
Honeywell International, Inc. 1/8/2025[1]	3.978		7,000	6,993
KfW 3/7/2025[1]	4.450		10,000	9,921
Komatsu Finance America, Inc. 1/2/2025[1]	4.550		6,000	5,998
Komatsu Finance America, Inc. 1/16/2025[1]	4.500		5,600	5,589
LVMH Moët Hennessy Louis Vuitton, Inc. 3/5/2025[1]	4.490		9,000	8,929
Manhattan Asset Funding Company, LLC 3/11/2025[1]	4.500		5,275	5,229
Novartis Finance Corp. 1/8/2025[1]	4.560		6,400	6,394
Oversea-Chinese Banking Corp., Ltd. 3/18/2025[1]	4.450		8,000	7,924
Paccar Financial Corp. 1/9/2025	4.560		12,000	11,987
PepsiCo, Inc. 2/25/2025[1]	4.480		11,100	11,025
Québec (Province of) 2/11/2025[1]	4.480		11,000	10,945
Sanofi 1/22/2025[1]	4.486		11,000	10,971
				225,280

Federal agency bills & notes 21.42%
Federal Farm Credit Banks 1/22/2025	4.220		11,100	11,071
Federal Farm Credit Banks 1/28/2025	4.198		10,000	9,969
Federal Farm Credit Banks 1/29/2025	4.327		10,000	9,969
Federal Home Loan Bank 1/3/2025	4.550		7,500	7,499
Federal Home Loan Bank 1/8/2025	4.550		7,600	7,595
Federal Home Loan Bank 1/15/2025	4.535		8,400	8,387
Federal Home Loan Bank 1/27/2025	4.500		2,400	2,393
Federal Home Loan Bank 2/12/2025	4.385		9,650	9,603
Federal Home Loan Bank 2/26/2025	4.432		6,100	6,061
				72,547
U.S. Treasury bills 12.79%
U.S. Treasury 1/2/2025	4.511		6,500	6,500
U.S. Treasury 1/9/2025	4.528		12,500	12,490
U.S. Treasury 1/16/2025	4.526		15,400	15,375
U.S. Treasury 1/21/2025	4.450		2,500	2,494
U.S. Treasury 2/4/2025	4.478		6,500	6,475
				43,334
Total short-term securities (cost: $341,138,000)				341,161

Total investment securities 100.73% (cost: $341,138,000)				341,161
Other assets less liabilities (0.73)%				(2,483)
Net assets 100.00%				$338,678

[1]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $180,974,000, which represented 53.44% of the net assets of the fund.
245	American Funds Insurance Series

Ultra-Short Bond Fund (continued)

Key to abbreviation(s)

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	246

U.S. Government Securities Fund®

Investment portfolio December 31, 2024

Bonds, notes & other debt instruments 87.68%	Principal amount (000)			Value (000)
Mortgage-backed obligations 54.53%
Federal agency mortgage-backed obligations 54.47%
Fannie Mae Pool #745316 6.50% 2/1/2026[1]	USD	10		$10
Fannie Mae Pool #AL9870 6.50% 2/1/2028[1]		13		13
Fannie Mae Pool #257431 6.50% 10/1/2028[1]		1		1
Fannie Mae Pool #695412 5.00% 6/1/2033[1]		—	[2]	—	[2]
Fannie Mae Pool #AD3566 5.00% 10/1/2035[1]		3		3
Fannie Mae Pool #MA2588 4.00% 4/1/2036[1]		492		476
Fannie Mae Pool #MA2746 4.00% 9/1/2036[1]		1,103		1,066
Fannie Mae Pool #940890 6.50% 6/1/2037[1]		—	[2]	—	[2]
Fannie Mae Pool #256828 7.00% 7/1/2037[1]		3		3
Fannie Mae Pool #256860 6.50% 8/1/2037[1]		10		10
Fannie Mae Pool #888698 7.00% 10/1/2037[1]		12		12
Fannie Mae Pool #970343 6.00% 2/1/2038[1]		13		13
Fannie Mae Pool #931768 5.00% 8/1/2039[1]		4		4
Fannie Mae Pool #AC0794 5.00% 10/1/2039[1]		18		18
Fannie Mae Pool #932606 5.00% 2/1/2040[1]		7		7
Fannie Mae Pool #FM7365 2.00% 5/1/2041[1]		25,357		21,189
Fannie Mae Pool #AI1862 5.00% 5/1/2041[1]		272		271
Fannie Mae Pool #AI3510 5.00% 6/1/2041[1]		146		145
Fannie Mae Pool #AE1248 5.00% 6/1/2041[1]		30		30
Fannie Mae Pool #AJ0704 5.00% 9/1/2041[1]		128		128
Fannie Mae Pool #AJ1873 4.00% 10/1/2041[1]		20		19
Fannie Mae Pool #AJ5391 5.00% 11/1/2041[1]		78		78
Fannie Mae Pool #AE1277 5.00% 11/1/2041[1]		12		12
Fannie Mae Pool #MA4501 2.00% 12/1/2041[1]		2,503		2,082
Fannie Mae Pool #AE1283 5.00% 12/1/2041[1]		8		8
Fannie Mae Pool #MA4540 2.00% 2/1/2042[1]		1,150		955
Fannie Mae Pool #AE1290 5.00% 2/1/2042[1]		17		16
Fannie Mae Pool #MA4570 2.00% 3/1/2042[1]		745		618
Fannie Mae Pool #AT0300 3.50% 3/1/2043[1]		4		4
Fannie Mae Pool #AT3954 3.50% 4/1/2043[1]		6		5
Fannie Mae Pool #AT7161 3.50% 6/1/2043[1]		30		27
Fannie Mae Pool #AY1829 3.50% 12/1/2044[1]		7		6
Fannie Mae Pool #BE5017 3.50% 2/1/2045[1]		55		50
Fannie Mae Pool #FM9416 3.50% 7/1/2045[1]		3,705		3,347
Fannie Mae Pool #BE8740 3.50% 5/1/2047[1]		47		42
Fannie Mae Pool #BE8742 3.50% 5/1/2047[1]		13		11
Fannie Mae Pool #BH2846 3.50% 5/1/2047[1]		6		6
Fannie Mae Pool #BH2848 3.50% 5/1/2047[1]		6		5
Fannie Mae Pool #BH2847 3.50% 5/1/2047[1]		3		3
Fannie Mae Pool #BH3122 4.00% 6/1/2047[1]		5		5
Fannie Mae Pool #BJ5015 4.00% 12/1/2047[1]		108		100
Fannie Mae Pool #BM3788 3.50% 3/1/2048[1]		2,649		2,383
Fannie Mae Pool #BJ4901 3.50% 3/1/2048[1]		35		32
Fannie Mae Pool #BK5232 4.00% 5/1/2048[1]		68		63
Fannie Mae Pool #BK6840 4.00% 6/1/2048[1]		93		87
Fannie Mae Pool #BK9743 4.00% 8/1/2048[1]		25		23
Fannie Mae Pool #BK9761 4.50% 8/1/2048[1]		14		13
Fannie Mae Pool #FM3280 3.50% 5/1/2049[1]		954		858
Fannie Mae Pool #FM1062 3.50% 6/1/2049[1]		358		322
Fannie Mae Pool #BJ8411 3.50% 8/1/2049[1]		94		84
Fannie Mae Pool #CA4151 3.50% 9/1/2049[1]		474		428
Fannie Mae Pool #FM1443 3.50% 9/1/2049[1]		261		234
Fannie Mae Pool #FM2179 3.00% 1/1/2050[1]		2,992		2,591
Fannie Mae Pool #CA6593 2.50% 8/1/2050[1]		768		637
Fannie Mae Pool #CA7052 3.00% 9/1/2050[1]		27		23
Fannie Mae Pool #BQ3005 2.50% 10/1/2050[1]		485		400
Fannie Mae Pool #CA7257 2.50% 10/1/2050[1]		165		137
Fannie Mae Pool #CA7739 2.50% 11/1/2050[1]		1,655		1,377
Fannie Mae Pool #MA4208 2.00% 12/1/2050[1]		201		158
Fannie Mae Pool #MA4237 2.00% 1/1/2051[1]		70		55
Fannie Mae Pool #FM6548 2.00% 3/1/2051[1]		944		749
247	American Funds Insurance Series

U.S. Government Securities Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #CB0290 2.00% 4/1/2051[1]	USD	598	$470
Fannie Mae Pool #MA4305 2.00% 4/1/2051[1]		9	7
Fannie Mae Pool #FM6856 2.50% 4/1/2051[1]		359	296
Fannie Mae Pool #BR1035 2.00% 5/1/2051[1]		6	4
Fannie Mae Pool #FM7687 3.00% 6/1/2051[1]		4,728	4,092
Fannie Mae Pool #BR2095 2.50% 7/1/2051[1]		1,392	1,145
Fannie Mae Pool #FM7900 2.50% 7/1/2051[1]		168	139
Fannie Mae Pool #FM8422 2.50% 8/1/2051[1]		517	422
Fannie Mae Pool #FM8745 2.50% 9/1/2051[1]		1,290	1,052
Fannie Mae Pool #CB1527 2.50% 9/1/2051[1]		611	504
Fannie Mae Pool #FS1630 2.50% 9/1/2051[1]		387	315
Fannie Mae Pool #FS0965 2.00% 11/1/2051[1]		44	35
Fannie Mae Pool #CB2286 2.50% 12/1/2051[1]		1,083	894
Fannie Mae Pool #FM9976 3.00% 12/1/2051[1]		698	608
Fannie Mae Pool #CB2555 2.50% 1/1/2052[1]		58	47
Fannie Mae Pool #CB2544 3.00% 1/1/2052[1]		2,039	1,751
Fannie Mae Pool #BV3076 2.00% 2/1/2052[1]		412	321
Fannie Mae Pool #FS5037 2.50% 2/1/2052[1]		394	322
Fannie Mae Pool #FS0523 2.50% 2/1/2052[1]		175	145
Fannie Mae Pool #FS0647 3.00% 2/1/2052[1]		3,222	2,789
Fannie Mae Pool #CB3140 4.00% 3/1/2052[1]		419	385
Fannie Mae Pool #CB3354 2.50% 4/1/2052[1]		7,485	6,106
Fannie Mae Pool #CB3528 4.00% 5/1/2052[1]		600	550
Fannie Mae Pool #FS7329 2.00% 6/1/2052[1]		105	82
Fannie Mae Pool #CB3774 4.00% 6/1/2052[1]		2,713	2,487
Fannie Mae Pool #FS2159 5.00% 6/1/2052[1]		55	54
Fannie Mae Pool #BV2558 5.00% 6/1/2052[1]		48	47
Fannie Mae Pool #FS6986 2.00% 7/1/2052[1]		218	171
Fannie Mae Pool #FS7879 2.50% 7/1/2052[1]		44	36
Fannie Mae Pool #FS6362 3.50% 8/1/2052[1]		2,382	2,113
Fannie Mae Pool #BW7327 4.50% 8/1/2052[1]		2,868	2,705
Fannie Mae Pool #BV8976 5.00% 8/1/2052[1]		317	307
Fannie Mae Pool #FS2489 5.00% 8/1/2052[1]		51	49
Fannie Mae Pool #MA4732 4.00% 9/1/2052[1]		1,285	1,178
Fannie Mae Pool #BW1192 4.50% 9/1/2052[1]		682	642
Fannie Mae Pool #FS4611 5.00% 9/1/2052[1]		9,063	8,779
Fannie Mae Pool #FS3056 2.00% 10/1/2052[1]		3,390	2,643
Fannie Mae Pool #BW9458 4.50% 10/1/2052[1]		939	888
Fannie Mae Pool #BX0097 4.50% 10/1/2052[1]		847	801
Fannie Mae Pool #FS5994 5.00% 10/1/2052[1]		8,747	8,476
Fannie Mae Pool #BX1004 5.00% 10/1/2052[1]		4,993	4,830
Fannie Mae Pool #BW1289 5.50% 10/1/2052[1]		635	629
Fannie Mae Pool #BW1243 5.50% 10/1/2052[1]		575	569
Fannie Mae Pool #CB4917 5.50% 10/1/2052[1]		89	88
Fannie Mae Pool #MA4820 6.50% 10/1/2052[1]		235	241
Fannie Mae Pool #CB5118 4.00% 11/1/2052[1]		54	50
Fannie Mae Pool #BX3198 4.00% 12/1/2052[1]		54	49
Fannie Mae Pool #MA4840 4.50% 12/1/2052[1]		2,670	2,517
Fannie Mae Pool #BX6121 6.00% 1/1/2053[1]		2,072	2,095
Fannie Mae Pool #BY1411 4.00% 2/1/2053[1]		1,398	1,280
Fannie Mae Pool #MA4919 5.50% 2/1/2053[1]		10	9
Fannie Mae Pool #FS3759 6.00% 2/1/2053[1]		762	778
Fannie Mae Pool #BX6803 6.00% 3/1/2053[1]		984	990
Fannie Mae Pool #CB5919 6.00% 3/1/2053[1]		880	886
Fannie Mae Pool #CB5912 6.00% 3/1/2053[1]		634	642
Fannie Mae Pool #BY2249 4.00% 4/1/2053[1]		228	209
Fannie Mae Pool #MA4979 5.50% 4/1/2053[1]		2,230	2,203
Fannie Mae Pool #CB6106 6.50% 4/1/2053[1]		380	393
Fannie Mae Pool #MA5027 4.00% 5/1/2053[1]		973	891
Fannie Mae Pool #MA5010 5.50% 5/1/2053[1]		330	326
Fannie Mae Pool #MA5011 6.00% 5/1/2053[1]		1,948	1,962
American Funds Insurance Series	248

U.S. Government Securities Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #BW9778 4.00% 6/1/2053[1]	USD	1,380	$1,264
Fannie Mae Pool #CB6590 4.00% 6/1/2053[1]		74	68
Fannie Mae Pool #MA5039 5.50% 6/1/2053[1]		3,020	2,984
Fannie Mae Pool #CB6485 6.00% 6/1/2053[1]		3,049	3,069
Fannie Mae Pool #FS4933 6.00% 6/1/2053[1]		2,105	2,120
Fannie Mae Pool #CB6486 6.00% 6/1/2053[1]		1,877	1,901
Fannie Mae Pool #MA5040 6.00% 6/1/2053[1]		1,510	1,521
Fannie Mae Pool #CB6465 6.00% 6/1/2053[1]		1,419	1,436
Fannie Mae Pool #CB6626 4.00% 7/1/2053[1]		808	740
Fannie Mae Pool #BW9646 4.00% 7/1/2053[1]		46	42
Fannie Mae Pool #MA5070 4.50% 7/1/2053[1]		2,947	2,775
Fannie Mae Pool #CB6719 4.50% 7/1/2053[1]		379	357
Fannie Mae Pool #MA5072 5.50% 7/1/2053[1]		10,241	10,126
Fannie Mae Pool #MA5073 6.00% 7/1/2053[1]		1,790	1,800
Fannie Mae Pool #FS5343 6.00% 7/1/2053[1]		302	304
Fannie Mae Pool #MA5127 4.00% 8/1/2053[1]		63	58
Fannie Mae Pool #CB6853 4.50% 8/1/2053[1]		463	437
Fannie Mae Pool #MA5107 5.50% 8/1/2053[1]		211	209
Fannie Mae Pool #CB7216 4.00% 9/1/2053[1]		27	25
Fannie Mae Pool #FS5749 6.50% 9/1/2053[1]		6,942	7,105
Fannie Mae Pool #MA5177 4.00% 10/1/2053[1]		2,715	2,485
Fannie Mae Pool #MA5165 5.50% 10/1/2053[1]		22,730	22,454
Fannie Mae Pool #MA5166 6.00% 10/1/2053[1]		552	555
Fannie Mae Pool #CB7242 6.50% 10/1/2053[1]		736	756
Fannie Mae Pool #MA5167 6.50% 10/1/2053[1]		252	258
Fannie Mae Pool #FS7252 5.00% 11/1/2053[1]		9,449	9,141
Fannie Mae Pool #MA5236 4.00% 12/1/2053[1]		24	22
Fannie Mae Pool #FS6668 5.50% 12/1/2053[1]		542	536
Fannie Mae Pool #MA5215 5.50% 12/1/2053[1]		153	151
Fannie Mae Pool #CB7624 6.50% 12/1/2053[1]		13,524	13,853
Fannie Mae Pool #FS6873 6.50% 1/1/2054[1]		3,910	4,004
Fannie Mae Pool #FS7990 4.00% 2/1/2054[1]		997	914
Fannie Mae Pool #MA5283 4.00% 2/1/2054[1]		927	848
Fannie Mae Pool #FS9507 4.50% 2/1/2054[1]		4,269	4,021
Fannie Mae Pool #FS6809 5.50% 2/1/2054[1]		500	494
Fannie Mae Pool #MA5296 5.50% 3/1/2054[1]		1,003	991
Fannie Mae Pool #DA7881 5.50% 3/1/2054[1]		405	400
Fannie Mae Pool #MA5341 4.00% 4/1/2054[1]		2,840	2,600
Fannie Mae Pool #CB8328 5.50% 4/1/2054[1]		1,311	1,302
Fannie Mae Pool #DB1235 6.00% 4/1/2054[1]		673	683
Fannie Mae Pool #MA5329 6.50% 4/1/2054[1]		1,778	1,816
Fannie Mae Pool #CB8387 6.50% 4/1/2054[1]		1,354	1,394
Fannie Mae Pool #MA5353 5.50% 5/1/2054[1]		5,852	5,779
Fannie Mae Pool #MA5355 6.50% 5/1/2054[1]		16,358	16,712
Fannie Mae Pool #CB8507 6.50% 5/1/2054[1]		2,025	2,078
Fannie Mae Pool #CB8751 4.50% 6/1/2054[1]		699	658
Fannie Mae Pool #CB8755 6.00% 6/1/2054[1]		3,188	3,224
Fannie Mae Pool #DB6878 6.00% 6/1/2054[1]		1,733	1,742
Fannie Mae Pool #CB8725 6.50% 6/1/2054[1]		4,728	4,874
Fannie Mae Pool #MA5417 4.00% 7/1/2054[1]		43	39
Fannie Mae Pool #BU4700 6.00% 7/1/2054[1]		7,886	7,975
Fannie Mae Pool #FS8591 6.00% 7/1/2054[1]		4,008	4,057
Fannie Mae Pool #DB6901 6.00% 7/1/2054[1]		1,097	1,104
Fannie Mae Pool #BU4707 6.00% 7/1/2054[1]		963	968
Fannie Mae Pool #CB8872 6.50% 7/1/2054[1]		7,260	7,502
Fannie Mae Pool #CB8876 6.50% 7/1/2054[1]		2,091	2,144
Fannie Mae Pool #DB6906 6.50% 7/1/2054[1]		1,828	1,867
Fannie Mae Pool #FS8317 6.50% 7/1/2054[1]		1,186	1,221
Fannie Mae Pool #MA5441 4.00% 8/1/2054[1]		2,983	2,730
Fannie Mae Pool #DC0299 6.00% 8/1/2054[1]		2,370	2,384
Fannie Mae Pool #DB7692 6.00% 8/1/2054[1]		2,333	2,347
249	American Funds Insurance Series

U.S. Government Securities Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)			Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Fannie Mae Pool #DB7792 6.00% 8/1/2054[1]	USD	632		$635
Fannie Mae Pool #FS8757 6.00% 8/1/2054[1]		240		243
Fannie Mae Pool #BU4916 6.00% 8/1/2054[1]		123		124
Fannie Mae Pool #FS8756 6.00% 8/1/2054[1]		98		99
Fannie Mae Pool #MA5446 6.50% 8/1/2054[1]		29,174		29,803
Fannie Mae Pool #MA5467 4.00% 9/1/2054[1]		472		432
Fannie Mae Pool #FS9009 5.50% 9/1/2054[1]		2,039		2,024
Fannie Mae Pool #MA5494 4.00% 10/1/2054[1]		2,996		2,742
Fannie Mae Pool #BU5166 6.00% 10/1/2054[1]		1,486		1,503
Fannie Mae Pool #MA5528 4.00% 11/1/2054[1]		1,991		1,822
Fannie Mae Pool #DC5704 4.00% 11/1/2054[1]		134		122
Fannie Mae Pool #MA5529 4.50% 11/1/2054[1]		3,477		3,272
Fannie Mae Pool #BU5165 5.50% 11/1/2054[1]		213		211
Fannie Mae Pool #CB9432 6.00% 11/1/2054[1]		409		415
Fannie Mae Pool #MA5550 4.00% 12/1/2054[1]		7,116		6,512
Fannie Mae Pool #BF0497 3.00% 7/1/2060[1]		1,198		1,001
Fannie Mae Pool #BF0585 4.50% 12/1/2061[1]		374		352
Fannie Mae Pool #BF0765 3.50% 9/1/2063[1]		461		401
Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[1,3]		—	[2]	—	[2]
Fannie Mae, Series 2001-4, Class NA, 9.00% 10/25/2025[1,3]		—	[2]	—	[2]
Freddie Mac Pool #ZS8907 6.50% 10/1/2026[1]		—	[2]	—	[2]
Freddie Mac Pool #ZA2024 6.50% 9/1/2027[1]		1		1
Freddie Mac Pool #1H1354 7.008% 11/1/2036[1,3]		34		36
Freddie Mac Pool #C03518 5.00% 9/1/2040[1]		240		239
Freddie Mac Pool #G06459 5.00% 5/1/2041[1]		502		501
Freddie Mac Pool #RB5138 2.00% 12/1/2041[1]		670		557
Freddie Mac Pool #RB5145 2.00% 2/1/2042[1]		659		547
Freddie Mac Pool #RB5148 2.00% 3/1/2042[1]		1,560		1,293
Freddie Mac Pool #RB5154 2.50% 4/1/2042[1]		9,459		8,036
Freddie Mac Pool #Q15874 4.00% 2/1/2043[1]		3		3
Freddie Mac Pool #Q17696 3.50% 4/1/2043[1]		22		20
Freddie Mac Pool #Q19133 3.50% 6/1/2043[1]		26		24
Freddie Mac Pool #Q23190 4.00% 11/1/2043[1]		116		109
Freddie Mac Pool #Q28558 3.50% 9/1/2044[1]		169		153
Freddie Mac Pool #760014 3.426% 8/1/2045[1,3]		218		214
Freddie Mac Pool #Q47615 3.50% 4/1/2047[1]		42		38
Freddie Mac Pool #Q52069 3.50% 11/1/2047[1]		63		57
Freddie Mac Pool #SD0470 4.00% 11/1/2047[1]		6,011		5,559
Freddie Mac Pool #Q54709 3.50% 3/1/2048[1]		46		41
Freddie Mac Pool #Q54701 3.50% 3/1/2048[1]		42		38
Freddie Mac Pool #Q54700 3.50% 3/1/2048[1]		35		31
Freddie Mac Pool #Q54781 3.50% 3/1/2048[1]		31		28
Freddie Mac Pool #Q54782 3.50% 3/1/2048[1]		24		21
Freddie Mac Pool #Q54699 3.50% 3/1/2048[1]		19		17
Freddie Mac Pool #Q54831 3.50% 3/1/2048[1]		12		11
Freddie Mac Pool #Q54698 3.50% 3/1/2048[1]		11		10
Freddie Mac Pool #G67711 4.00% 3/1/2048[1]		1,143		1,065
Freddie Mac Pool #Q55971 4.00% 5/1/2048[1]		60		56
Freddie Mac Pool #Q56175 4.00% 5/1/2048[1]		53		49
Freddie Mac Pool #Q56590 3.50% 6/1/2048[1]		24		21
Freddie Mac Pool #Q56589 3.50% 6/1/2048[1]		14		13
Freddie Mac Pool #Q56599 4.00% 6/1/2048[1]		93		87
Freddie Mac Pool #ZT2265 4.00% 8/1/2048[1]		5,717		5,304
Freddie Mac Pool #Q58411 4.50% 9/1/2048[1]		168		161
Freddie Mac Pool #Q58436 4.50% 9/1/2048[1]		87		84
Freddie Mac Pool #Q58378 4.50% 9/1/2048[1]		61		58
Freddie Mac Pool #ZT0522 4.50% 9/1/2048[1]		18		17
Freddie Mac Pool #QA0284 3.50% 6/1/2049[1]		135		121
Freddie Mac Pool #QA2748 3.50% 9/1/2049[1]		41		37
Freddie Mac Pool #RA1463 3.50% 10/1/2049[1]		324		292
Freddie Mac Pool #RA1580 3.50% 10/1/2049[1]		165		148
American Funds Insurance Series	250

U.S. Government Securities Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA3384 3.00% 8/1/2050[1]	USD	28	$24
Freddie Mac Pool #SD8106 2.00% 11/1/2050[1]		1,216	955
Freddie Mac Pool #RA3987 2.50% 11/1/2050[1]		1,862	1,534
Freddie Mac Pool #SD8128 2.00% 2/1/2051[1]		33	26
Freddie Mac Pool #SD8134 2.00% 3/1/2051[1]		55	43
Freddie Mac Pool #RA5288 2.00% 5/1/2051[1]		2,101	1,661
Freddie Mac Pool #SD7544 3.00% 7/1/2051[1]		141	122
Freddie Mac Pool #SD0726 2.50% 10/1/2051[1]		8,733	7,202
Freddie Mac Pool #RA6406 2.00% 11/1/2051[1]		430	341
Freddie Mac Pool #SD1385 2.50% 11/1/2051[1]		456	377
Freddie Mac Pool #SD7552 2.50% 1/1/2052[1]		284	234
Freddie Mac Pool #SD0813 3.00% 1/1/2052[1]		133	115
Freddie Mac Pool #SD0873 3.50% 2/1/2052[1]		11,509	10,354
Freddie Mac Pool #QD7089 3.50% 2/1/2052[1]		161	143
Freddie Mac Pool #QD9477 4.00% 4/1/2052[1]		352	322
Freddie Mac Pool #8D0226 2.539% 5/1/2052[1,3]		443	398
Freddie Mac Pool #SD8213 3.00% 5/1/2052[1]		8,770	7,463
Freddie Mac Pool #SD5368 2.50% 7/1/2052[1]		755	615
Freddie Mac Pool #SD8225 3.00% 7/1/2052[1]		3,327	2,834
Freddie Mac Pool #SD4554 4.00% 8/1/2052[1]		142	130
Freddie Mac Pool #QE8579 4.50% 8/1/2052[1]		184	173
Freddie Mac Pool #QE8282 5.00% 8/1/2052[1]		793	768
Freddie Mac Pool #QE7647 5.00% 8/1/2052[1]		48	46
Freddie Mac Pool #SD1496 5.00% 8/1/2052[1]		42	40
Freddie Mac Pool #QF0212 4.50% 9/1/2052[1]		860	810
Freddie Mac Pool #QE9497 4.50% 9/1/2052[1]		212	200
Freddie Mac Pool #SD1608 4.50% 9/1/2052[1]		126	118
Freddie Mac Pool #RA7938 5.00% 9/1/2052[1]		9,945	9,638
Freddie Mac Pool #SD8256 4.00% 10/1/2052[1]		1,428	1,308
Freddie Mac Pool #SD3782 4.50% 10/1/2052[1]		3,308	3,119
Freddie Mac Pool #SD8257 4.50% 10/1/2052[1]		3,216	3,032
Freddie Mac Pool #SD2465 4.50% 10/1/2052[1]		84	79
Freddie Mac Pool #SD1895 4.50% 11/1/2052[1]		1,052	1,011
Freddie Mac Pool #QF2560 4.50% 11/1/2052[1]		966	913
Freddie Mac Pool #SD2948 5.50% 11/1/2052[1]		1,987	1,966
Freddie Mac Pool #SD8281 6.50% 12/1/2052[1]		4,578	4,699
Freddie Mac Pool #QF8523 4.00% 2/1/2053[1]		771	706
Freddie Mac Pool #SD8305 4.00% 3/1/2053[1]		799	732
Freddie Mac Pool #SD8316 5.50% 4/1/2053[1]		905	895
Freddie Mac Pool #QG1653 6.00% 4/1/2053[1]		855	860
Freddie Mac Pool #QG0259 6.00% 4/1/2053[1]		464	467
Freddie Mac Pool #RA8647 4.50% 5/1/2053[1]		86	81
Freddie Mac Pool #SD8324 5.50% 5/1/2053[1]		808	799
Freddie Mac Pool #SD3369 5.50% 5/1/2053[1]		527	521
Freddie Mac Pool #SD8325 6.00% 5/1/2053[1]		4,025	4,048
Freddie Mac Pool #QG3763 6.00% 5/1/2053[1]		1,803	1,815
Freddie Mac Pool #SD2979 6.50% 5/1/2053[1]		272	281
Freddie Mac Pool #SD8331 5.50% 6/1/2053[1]		1,525	1,508
Freddie Mac Pool #SD8332 6.00% 6/1/2053[1]		15,501	15,596
Freddie Mac Pool #SD3175 6.00% 6/1/2053[1]		3,899	3,926
Freddie Mac Pool #SD3083 6.00% 6/1/2053[1]		1,995	2,009
Freddie Mac Pool #QG5227 6.00% 6/1/2053[1]		907	914
Freddie Mac Pool #RA9279 6.00% 6/1/2053[1]		429	434
Freddie Mac Pool #RA9283 6.00% 6/1/2053[1]		393	399
Freddie Mac Pool #RA9281 6.00% 6/1/2053[1]		275	278
Freddie Mac Pool #RA9284 6.00% 6/1/2053[1]		197	202
Freddie Mac Pool #RA9294 6.50% 6/1/2053[1]		2,126	2,188
Freddie Mac Pool #RA9292 6.50% 6/1/2053[1]		1,872	1,920
Freddie Mac Pool #RA9289 6.50% 6/1/2053[1]		1,758	1,816
Freddie Mac Pool #RA9288 6.50% 6/1/2053[1]		1,716	1,773
Freddie Mac Pool #RA9287 6.50% 6/1/2053[1]		1,239	1,282
251	American Funds Insurance Series

U.S. Government Securities Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #RA9290 6.50% 6/1/2053[1]	USD	932	$962
Freddie Mac Pool #RA9291 6.50% 6/1/2053[1]		665	681
Freddie Mac Pool #RA9295 6.50% 6/1/2053[1]		485	508
Freddie Mac Pool #SD8342 5.50% 7/1/2053[1]		17,688	17,490
Freddie Mac Pool #SD3386 5.50% 7/1/2053[1]		634	627
Freddie Mac Pool #SD8343 6.00% 7/1/2053[1]		25,018	25,189
Freddie Mac Pool #SD8350 6.00% 8/1/2053[1]		21,195	21,321
Freddie Mac Pool #SD8362 5.50% 9/1/2053[1]		754	745
Freddie Mac Pool #SD3857 6.00% 9/1/2053[1]		41,244	41,468
Freddie Mac Pool #RA9857 6.00% 9/1/2053[1]		2,228	2,245
Freddie Mac Pool #SD3825 6.50% 9/1/2053[1]		96	98
Freddie Mac Pool #SD8366 5.00% 10/1/2053[1]		11,284	10,910
Freddie Mac Pool #SD4053 6.00% 10/1/2053[1]		4,951	4,980
Freddie Mac Pool #SD8369 6.50% 10/1/2053[1]		12,706	12,976
Freddie Mac Pool #SD8370 4.50% 11/1/2053[1]		734	691
Freddie Mac Pool #SD8372 5.50% 11/1/2053[1]		3,316	3,278
Freddie Mac Pool #SD4318 6.50% 11/1/2053[1]		11,362	11,638
Freddie Mac Pool #SD8392 4.00% 12/1/2053[1]		1,763	1,614
Freddie Mac Pool #SD8381 4.50% 12/1/2053[1]		804	757
Freddie Mac Pool #SD8386 7.00% 12/1/2053[1]		7,471	7,752
Freddie Mac Pool #SD8393 4.50% 1/1/2054[1]		171	161
Freddie Mac Pool #SD8395 5.50% 1/1/2054[1]		2,058	2,033
Freddie Mac Pool #RA9888 6.50% 1/1/2054[1]		5,495	5,628
Freddie Mac Pool #RJ0854 6.50% 1/1/2054[1]		447	458
Freddie Mac Pool #SD8398 7.00% 1/1/2054[1]		9,857	10,230
Freddie Mac Pool #QI0100 4.00% 2/1/2054[1]		161	147
Freddie Mac Pool #SD8401 5.50% 2/1/2054[1]		983	971
Freddie Mac Pool #SD4894 6.00% 2/1/2054[1]		4,408	4,460
Freddie Mac Pool #SD4975 6.00% 2/1/2054[1]		227	228
Freddie Mac Pool #SD8408 5.50% 3/1/2054[1]		527	521
Freddie Mac Pool #SD8425 4.00% 4/1/2054[1]		525	481
Freddie Mac Pool #RJ1216 5.50% 4/1/2054[1]		587	583
Freddie Mac Pool #RJ1215 5.50% 4/1/2054[1]		106	104
Freddie Mac Pool #QI2895 6.00% 4/1/2054[1]		497	503
Freddie Mac Pool #RJ1448 5.50% 5/1/2054[1]		492	488
Freddie Mac Pool #SD8432 6.00% 5/1/2054[1]		435	437
Freddie Mac Pool #SD5404 6.50% 5/1/2054[1]		2,668	2,746
Freddie Mac Pool #RJ1535 6.50% 5/1/2054[1]		1,332	1,367
Freddie Mac Pool #SD8435 4.00% 6/1/2054[1]		56	51
Freddie Mac Pool #RJ1779 6.00% 6/1/2054[1]		12,342	12,496
Freddie Mac Pool #SD8439 6.00% 6/1/2054[1]		181	182
Freddie Mac Pool #RJ1792 6.50% 6/1/2054[1]		3,120	3,209
Freddie Mac Pool #RJ1726 6.50% 6/1/2054[1]		1,159	1,195
Freddie Mac Pool #RJ1725 6.50% 6/1/2054[1]		716	736
Freddie Mac Pool #SD5949 6.00% 7/1/2054[1]		8,817	8,885
Freddie Mac Pool #QI8874 6.00% 7/1/2054[1]		3,217	3,251
Freddie Mac Pool #SD5813 6.00% 7/1/2054[1]		263	266
Freddie Mac Pool #RJ1986 6.50% 7/1/2054[1]		7,694	7,870
Freddie Mac Pool #SD8448 6.50% 7/1/2054[1]		3,031	3,095
Freddie Mac Pool #SD5986 6.50% 7/1/2054[1]		2,570	2,641
Freddie Mac Pool #QJ1153 4.00% 8/1/2054[1]		653	597
Freddie Mac Pool #SD6286 5.50% 8/1/2054[1]		4,357	4,327
Freddie Mac Pool #SD8453 5.50% 8/1/2054[1]		1,053	1,040
Freddie Mac Pool #RJ2210 6.00% 8/1/2054[1]		3,494	3,515
Freddie Mac Pool #RJ2211 6.00% 8/1/2054[1]		1,905	1,935
Freddie Mac Pool #RJ2216 6.00% 8/1/2054[1]		1,618	1,631
Freddie Mac Pool #RJ2213 6.00% 8/1/2054[1]		1,300	1,318
Freddie Mac Pool #RJ2245 6.00% 8/1/2054[1]		1,246	1,259
Freddie Mac Pool #SD6029 6.00% 8/1/2054[1]		154	157
Freddie Mac Pool #SD8455 6.50% 8/1/2054[1]		66,703	68,144
Freddie Mac Pool #RJ2222 6.50% 8/1/2054[1]		4,233	4,373
American Funds Insurance Series	252

U.S. Government Securities Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac Pool #SD8480 4.00% 9/1/2054[1]	USD	10,979	$10,045
Freddie Mac Pool #RJ2314 6.00% 9/1/2054[1]		516	522
Freddie Mac Pool #RJ2312 6.00% 9/1/2054[1]		288	293
Freddie Mac Pool #RJ2308 6.00% 9/1/2054[1]		266	270
Freddie Mac Pool #RJ2306 6.00% 9/1/2054[1]		244	247
Freddie Mac Pool #RJ2309 6.00% 9/1/2054[1]		159	160
Freddie Mac Pool #SD8464 6.50% 9/1/2054[1]		8,143	8,319
Freddie Mac Pool #SD6702 6.50% 9/1/2054[1]		5,242	5,387
Freddie Mac Pool #SD8481 4.00% 10/1/2054[1]		2,981	2,727
Freddie Mac Pool #SD6883 6.00% 10/1/2054[1]		5,433	5,513
Freddie Mac Pool #SD8484 4.00% 11/1/2054[1]		2,586	2,366
Freddie Mac Pool #SD8473 4.50% 11/1/2054[1]		23	22
Freddie Mac Pool #SD8487 4.00% 12/1/2054[1]		77	71
Freddie Mac Pool #QX1414 5.50% 12/1/2054[1]		2,754	2,720
Freddie Mac, Series K751, Class A2, Multi Family, 4.412% 3/25/2030[1]		3,875	3,815
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 1/25/2056[1,3]		3,717	3,457
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 7/25/2056[1]		741	636
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 7/25/2056[1]		299	258
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 8/25/2056[1]		3,799	3,506
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 8/25/2056[1,3]		3,380	3,125
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 5/25/2057[1]		811	680
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 6/25/2057[1,3]		1,136	1,008
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 8/25/2057[1]		377	359
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 11/25/2057[1]		3,596	3,153
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 7/25/2058[1]		444	421
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 8/25/2058[1]		1,655	1,562
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 8/26/2058[1]		631	551
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 10/25/2058[1]		340	297
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2/25/2059[1]		1,438	1,316
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 11/25/2028[1]		14,585	14,017
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 11/25/2029[1]		3,732	3,466
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 7/25/2030[1]		1,055	954
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 7/25/2030[1]		435	369
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2022-1, Class A1, 3.50% 5/25/2032[1]		3,614	3,418
Government National Mortgage Assn. 3.00% 1/1/2055[1,4]		236	205
Government National Mortgage Assn. 3.50% 1/1/2055[1,4]		55	49
Government National Mortgage Assn. 5.00% 1/1/2055[1,4]		5	5
Government National Mortgage Assn. 5.50% 1/1/2055[1,4]		1,905	1,889
Government National Mortgage Assn. Pool #782365 6.00% 7/15/2038[1]		62	64
Government National Mortgage Assn. Pool #700778 5.50% 10/15/2038[1]		11	11
Government National Mortgage Assn. Pool #004269 6.50% 10/20/2038[1]		129	135
Government National Mortgage Assn. Pool #698668 5.50% 11/15/2038[1]		26	27
253	American Funds Insurance Series

U.S. Government Securities Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Government National Mortgage Assn. Pool #698406 5.00% 7/15/2039[1]	USD	137	$137
Government National Mortgage Assn. Pool #783690 6.00% 9/20/2039[1]		66	69
Government National Mortgage Assn. Pool #783689 5.50% 2/20/2040[1]		1,890	1,923
Government National Mortgage Assn. Pool #783688 5.00% 6/20/2041[1]		670	674
Government National Mortgage Assn. Pool #783687 4.50% 12/20/2041[1]		447	430
Government National Mortgage Assn. Pool #MA0533 3.00% 11/20/2042[1]		16	14
Government National Mortgage Assn. Pool #MA6994 2.00% 11/20/2050[1]		800	642
Government National Mortgage Assn. Pool #MA7051 2.00% 12/20/2050[1]		701	562
Government National Mortgage Assn. Pool #785575 2.50% 8/20/2051[1]		4,724	3,870
Government National Mortgage Assn. Pool #MA7534 2.50% 8/20/2051[1]		2,051	1,715
Government National Mortgage Assn. Pool #785659 2.50% 10/20/2051[1]		659	542
Government National Mortgage Assn. Pool #786706 2.50% 12/20/2051[1]		3,676	3,099
Government National Mortgage Assn. Pool #MA7827 2.50% 1/20/2052[1]		86	72
Government National Mortgage Assn. Pool #786502 2.50% 2/20/2052[1]		3,137	2,607
Government National Mortgage Assn. Pool #786647 2.50% 3/20/2052[1]		1,645	1,370
Government National Mortgage Assn. Pool #786701 2.50% 3/20/2052[1]		1,032	858
Government National Mortgage Assn. Pool #785998 2.50% 3/20/2052[1]		752	619
Government National Mortgage Assn. Pool #MA7987 2.50% 4/20/2052[1]		914	764
Government National Mortgage Assn. Pool #MA7988 3.00% 4/20/2052[1]		195	169
Government National Mortgage Assn. Pool #MA8044 3.50% 5/20/2052[1]		2,228	1,993
Government National Mortgage Assn. Pool #MA8199 3.50% 8/20/2052[1]		665	595
Government National Mortgage Assn. Pool #MA8266 3.50% 9/20/2052[1]		4,218	3,774
Government National Mortgage Assn. Pool #MA8346 4.00% 10/20/2052[1]		324	299
Government National Mortgage Assn. Pool #MA8567 4.00% 1/20/2053[1]		439	405
Government National Mortgage Assn. Pool #MA8723 4.00% 3/20/2053[1]		222	204
Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[1]		56	54
Government National Mortgage Assn. Pool #MA9015 4.50% 7/20/2053[1]		4,453	4,215
Government National Mortgage Assn. Pool #MA9104 4.50% 8/20/2053[1]		2,854	2,701
Government National Mortgage Assn. Pool #MA9169 4.50% 9/20/2053[1]		1,189	1,125
Government National Mortgage Assn. Pool #MA9776 4.00% 7/20/2054[1]		4,526	4,173
Government National Mortgage Assn. Pool #MB0023 4.00% 11/20/2054[1]		5,947	5,482
Government National Mortgage Assn. Pool #MB0024 4.50% 11/20/2054[1]		1,423	1,347
Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[1]		429	313
Uniform Mortgage-Backed Security 2.00% 1/1/2040[1,4]		1,115	985
Uniform Mortgage-Backed Security 2.50% 1/1/2040[1,4]		2,275	2,066
Uniform Mortgage-Backed Security 4.00% 1/1/2040[1,4]		920	883
Uniform Mortgage-Backed Security 5.00% 1/1/2040[1,4]		780	776
Uniform Mortgage-Backed Security 2.00% 1/1/2055[1,4]		1,319	1,026
Uniform Mortgage-Backed Security 2.50% 1/1/2055[1,4]		1,231	1,002
Uniform Mortgage-Backed Security 3.00% 1/1/2055[1,4]		6,885	5,849
Uniform Mortgage-Backed Security 3.50% 1/1/2055[1,4]		19,863	17,570
Uniform Mortgage-Backed Security 4.50% 1/1/2055[1,4]		554	521
Uniform Mortgage-Backed Security 5.00% 1/1/2055[1,4]		5,792	5,591
Uniform Mortgage-Backed Security 6.00% 1/1/2055[1,4]		11,178	11,231
Uniform Mortgage-Backed Security 4.50% 2/1/2055[1,4]		682	642
			991,465

Collateralized mortgage-backed obligations 0.06%
FARM Mortgage Trust, Series 2024-1, Class A, 4.721% 10/1/20531,3,5		1,073	1,008
Total mortgage-backed obligations			992,473

U.S. Treasury bonds & notes 29.51%
U.S. Treasury 25.50%
U.S. Treasury 4.625% 6/30/2025		5,863	5,878
U.S. Treasury 3.125% 8/15/2025		390	387
U.S. Treasury 3.00% 9/30/2025		3,090	3,062
U.S. Treasury 5.00% 9/30/2025		3,170	3,187
U.S. Treasury 3.00% 10/31/2025		1,395	1,382
U.S. Treasury 4.25% 12/31/2025		17,685	17,691
American Funds Insurance Series	254

U.S. Government Securities Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.25% 1/31/2026	USD	30,610	$30,618
U.S. Treasury 4.625% 2/28/2026		9,375	9,415
U.S. Treasury 4.625% 3/15/2026		11,050	11,100
U.S. Treasury 4.50% 3/31/2026		1,435	1,439
U.S. Treasury 4.875% 4/30/2026		35,525	35,812
U.S. Treasury 0.875% 6/30/2026		2,065	1,966
U.S. Treasury 4.50% 7/15/2026		10,366	10,406
U.S. Treasury 4.375% 7/31/2026		25,795	25,846
U.S. Treasury 4.625% 9/15/2026		10,209	10,272
U.S. Treasury 3.50% 9/30/2026		11,100	10,963
U.S. Treasury 4.50% 4/15/2027		30,000	30,158
U.S. Treasury 0.50% 4/30/2027		1,250	1,147
U.S. Treasury 2.625% 5/31/2027		2,290	2,205
U.S. Treasury 3.75% 8/15/2027		5,043	4,980
U.S. Treasury 3.625% 5/31/2028		14,850	14,528
U.S. Treasury 1.25% 6/30/2028		3,325	2,998
U.S. Treasury 4.00% 6/30/2028		6,907	6,838
U.S. Treasury 1.00% 7/31/2028		970	864
U.S. Treasury 4.125% 7/31/2028		17,685	17,567
U.S. Treasury 2.625% 2/15/2029		3,270	3,058
U.S. Treasury 4.50% 5/31/2029		17,450	17,540
U.S. Treasury 2.625% 7/31/2029		9,309	8,640
U.S. Treasury 4.00% 7/31/2029		15,070	14,839
U.S. Treasury 4.125% 10/31/2029		4,800	4,747
U.S. Treasury 4.125% 11/30/2029		10,200	10,088
U.S. Treasury 3.75% 6/30/2030		17,030	16,481
U.S. Treasury 4.625% 9/30/2030		1,290	1,303
U.S. Treasury 4.875% 10/31/2030		625	639
U.S. Treasury 4.25% 6/30/2031		9,625	9,509
U.S. Treasury 4.125% 11/30/2031		3,240	3,172
U.S. Treasury 2.75% 8/15/2032		8,095	7,184
U.S. Treasury 3.875% 8/15/2033		3,180	3,029
U.S. Treasury 4.375% 5/15/2034		4,992	4,919
U.S. Treasury 3.875% 8/15/2034		1,970	1,864
U.S. Treasury 4.50% 8/15/2039[6]		13,655	13,303
U.S. Treasury 4.625% 2/15/2040		90	89
U.S. Treasury 1.375% 11/15/2040		1,945	1,206
U.S. Treasury 3.875% 5/15/2043		820	723
U.S. Treasury 4.375% 8/15/2043		40	38
U.S. Treasury 4.125% 8/15/2044[6]		11,760	10,654
U.S. Treasury 2.50% 2/15/2045		4,850	3,369
U.S. Treasury 2.50% 2/15/2046		3,900	2,669
U.S. Treasury 2.50% 5/15/2046		1,585	1,080
U.S. Treasury 2.875% 11/15/2046		2,700	1,964
U.S. Treasury 3.00% 8/15/2048		750	549
U.S. Treasury 2.375% 11/15/2049		1,435	914
U.S. Treasury 1.25% 5/15/2050[6]		14,825	7,044
U.S. Treasury 1.375% 8/15/2050		4,330	2,116
U.S. Treasury 1.625% 11/15/2050[6]		26,165	13,671
U.S. Treasury 1.875% 2/15/2051		5,892	3,283
U.S. Treasury 2.375% 5/15/2051		6,280	3,955
U.S. Treasury 2.00% 8/15/2051		5,226	2,991
U.S. Treasury 1.875% 11/15/2051		3,164	1,748
U.S. Treasury 3.00% 8/15/2052		895	643
U.S. Treasury 4.00% 11/15/2052		1,849	1,613
U.S. Treasury 4.75% 11/15/2053		205	203
U.S. Treasury 4.25% 2/15/2054[6]		11,130	10,171
255	American Funds Insurance Series

U.S. Government Securities Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
U.S. Treasury bonds & notes (continued)
U.S. Treasury (continued)
U.S. Treasury 4.625% 5/15/2054	USD	5,610	$5,461
U.S. Treasury 4.25% 8/15/2054		6,935	6,346
U.S. Treasury, interest only, 0% 11/15/2040[6]		1,110	499
			464,023

U.S. Treasury inflation-protected securities 4.01%
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[7]		4,192	4,168
U.S. Treasury Inflation-Protected Security 0.375% 7/15/2025[7]		2,360	2,347
U.S. Treasury Inflation-Protected Security 0.125% 10/15/2026[7]		11,082	10,776
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2027[7]		2,870	2,751
U.S. Treasury Inflation-Protected Security 1.625% 10/15/2029[7]		36,185	35,591
U.S. Treasury Inflation-Protected Security 0.125% 7/15/2031[7]		1,060	934
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2032[7]		3,296	2,859
U.S. Treasury Inflation-Protected Security 1.875% 7/15/2034[7]		6,976	6,764
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2041[7]		137	133
U.S. Treasury Inflation-Protected Security 0.75% 2/15/2042[6,7]		1,460	1,119
U.S. Treasury Inflation-Protected Security 0.625% 2/15/2043[7]		1,702	1,248
U.S. Treasury Inflation-Protected Security 1.00% 2/15/2049[7]		314	229
U.S. Treasury Inflation-Protected Security 0.25% 2/15/2050[7]		357	208
U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[7]		140	77
U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[7]		1,253	1,005
U.S. Treasury Inflation-Protected Security 2.125% 2/15/2054[7]		3,050	2,826
			73,035
Total U.S. Treasury bonds & notes			537,058

Federal agency bonds & notes 3.64%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012, LLC 2.646% 5/12/2026		136	134
Fannie Mae 7.125% 1/15/2030[6]		2,000	2,242
Federal Home Loan Bank 3.25% 11/16/2028		6,500	6,273
Federal Home Loan Bank 5.50% 7/15/2036		300	318
Private Export Funding Corp. 1.40% 7/15/2028		3,000	2,706
Tennessee Valley Authority 0.75% 5/15/2025		3,700	3,652
Tennessee Valley Authority 2.875% 2/1/2027		5,000	4,866
Tennessee Valley Authority 4.65% 6/15/2035		1,780	1,750
Tennessee Valley Authority 5.88% 4/1/2036		875	949
Tennessee Valley Authority, Series A, 4.625% 9/15/2060		250	222
Tennessee Valley Authority, Southaven Combined Cycle Generation, LLC, 3.846% 8/15/2033		729	685
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 6/30/2025		14,779	14,660
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 7/15/2026		1,139	1,161
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 8/1/2025		2,220	2,201
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 8/1/2026		2,226	2,176
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 8/1/2027		10,250	9,885
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 8/1/2028		3,064	2,940
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 8/1/2029		2,020	1,919
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 8/1/2030		1,793	1,663
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 8/1/2031		2,194	2,001
American Funds Insurance Series	256

U.S. Government Securities Fund® (continued)

Bonds, notes & other debt instruments (continued)	Principal amount (000)		Value (000)
Federal agency bonds & notes (continued)
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 8/1/2032	USD	2,327	$2,101
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 8/1/2033		1,639	1,462
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 8/1/2034		330	292
			66,258
Total bonds, notes & other debt instruments (cost: $1,651,123,000)			1,595,789

	Weighted
	average yield
Short-term securities 14.50%	at acquisition
Commercial paper 5.39%
Alphabet, Inc. 1/6/2025[5]	4.320%	10,000	9,993
CHARTA, LLC 1/9/2025[5]	4.580	27,000	26,972
Chevron Corp. 1/23/2025[5]	4.580	12,200	12,166
Cisco Systems, Inc. 2/7/2025[5]	4.550	14,000	13,936
Honeywell International, Inc. 1/8/2025[5]	3.978	20,000	19,981
Paccar Financial Corp. 1/8/2025	4.560	10,000	9,990
Paccar Financial Corp. 1/9/2025	4.560	5,000	4,994
			98,032

U.S. Treasury bills 0.41%
U.S. Treasury 2/6/2025	4.231	7,500	7,469

Federal agency bills & notes 8.70%
Federal Farm Credit Banks 1/22/2025	4.220	21,950	21,893
Federal Farm Credit Banks 1/29/2025	4.380	3,300	3,290
Federal Home Loan Bank 1/2/2025	4.310	10,200	10,200
Federal Home Loan Bank 1/15/2025	4.535	10,800	10,783
Federal Home Loan Bank 1/23/2025	4.255	20,000	19,950
Federal Home Loan Bank 2/7/2025	4.480	5,000	4,979
Federal Home Loan Bank 2/14/2025	4.260	11,255	11,198
Federal Home Loan Bank 2/24/2025	4.225	17,350	17,242
Federal Home Loan Bank 2/26/2025	4.432	10,000	9,935
Federal Home Loan Bank 3/5/2025	4.365	9,250	9,183
Federal Home Loan Bank 3/12/2025	4.235	20,000	19,838
Federal Home Loan Bank 3/21/2025	4.235	20,000	19,817
Total short-term securities (cost: $263,790,000)			263,809

Options purchased (equity style) 0.01%
Options purchased (equity style)*			247
Total options purchased (equity style) (cost: $371,000)			247
Total investment securities 102.19% (cost: $1,915,284,000)			1,859,845
Other assets less liabilities (2.19)%			(39,818)
Net assets 100.00%			$1,820,027
257	American Funds Insurance Series

U.S. Government Securities Fund® (continued)

* Options purchased (equity style)

Options on futures

					Notional		Value at
	Number of	Expiration	Exercise		amount		12/31/2024
Description	contracts	date		price		(000)	(000)
Call
3 Month SOFR Futures Option	203	3/14/2025	USD	97.00	USD	50,750	$2
3 Month SOFR Futures Option	178	6/13/2025		97.00		44,500	18
3 Month SOFR Futures Option	427	9/12/2025		97.00		106,750	91
3 Month SOFR Futures Option	517	9/12/2025		98.00		129,250	45
3 Month SOFR Futures Option	243	12/12/2025		97.00		60,750	91
							$247

Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)		Value and unrealized appreciation (depreciation) at 12/31/2024 (000)
30 Day Federal Funds Futures	Long	96	3/3/2025	USD	38,281	$14
30 Day Federal Funds Futures	Short	11	5/1/2025		(4,392)	(1)
30 Day Federal Funds Futures	Long	14	8/1/2025		5,598	4
3 Month SOFR Futures	Long	16	3/19/2025		3,826	1
3 Month SOFR Futures	Long	271	6/18/2025		64,921	(416)
3 Month SOFR Futures	Short	25	9/17/2025		(5,997)	2
3 Month SOFR Futures	Long	404	3/18/2026		97,016	(56)
3 Month SOFR Futures	Long	3	6/17/2026		721	(7)
2 Year U.S. Treasury Note Futures	Long	4,157	4/3/2025		854,718	(722)
5 Year U.S. Treasury Note Futures	Long	4,159	4/3/2025		442,121	(2,781)
10 Year Ultra U.S. Treasury Note Futures	Long	1,237	3/31/2025		137,694	(2,336)
10 Year U.S. Treasury Note Futures	Long	1,063	3/31/2025		115,601	(1,652)
20 Year U.S. Treasury Note Futures	Short	994	3/31/2025		(113,161)	3,128
30 Year Ultra U.S. Treasury Bond Futures	Long	387	3/31/2025		46,017	(2,095)
						$(6,917)

Swap contracts

Interest rate swaps

Centrally cleared interest rate swaps

Receive		Pay			Notional		Value at		Upfront premium paid	Unrealized appreciation (depreciation)
	Payment		Payment	Expiration	amount		12/31/2024		(received)	at 12/31/2024
Rate	frequency	Rate	frequency	date	(000)		(000)		(000)	(000)
4.336%	Annual	U.S. EFFR	Annual	1/29/2025	USD	529,000	$—	[2]	$—	$—	[2]
U.S. EFFR	Annual	0.1275%	Annual	6/25/2025	USD	20,100	396		—	396
U.S. EFFR	Annual	0.126%	Annual	6/25/2025	USD	20,100	396		—	396
U.S. EFFR	Annual	0.106%	Annual	6/30/2025	USD	22,492	457		—	457
SOFR	Annual	3.916%	Annual	7/11/2025	USD	46,800	99		—	99
4.8189%	Annual	SOFR	Annual	8/25/2025	USD	8,640	29		—	29
4.8195%	Annual	SOFR	Annual	9/1/2025	USD	10,300	36		—	36
4.225%	Annual	SOFR	Annual	9/30/2025	USD	27,550	4		—	4
American Funds Insurance Series	258

U.S. Government Securities Fund® (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		12/31/2024 (000)	(received) (000)	at 12/31/2024 (000)
SOFR	Annual	4.63358%	Annual	10/31/2025	USD	1,381	$(5)	$—	$(5)
4.2035%	Annual	SOFR	Annual	1/10/2026	USD	11,197	3	—	3
4.184%	Annual	SOFR	Annual	1/10/2026	USD	11,198	1	—	1
4.2045%	Annual	SOFR	Annual	1/10/2026	USD	1,020	— [2]	—	— [2]
4.27%	Annual	SOFR	Annual	2/16/2026	USD	9,621	11	—	11
4.265%	Annual	SOFR	Annual	2/16/2026	USD	4,777	5	—	5
4.3035%	Annual	SOFR	Annual	2/17/2026	USD	2,874	4	—	4
4.2515%	Annual	SOFR	Annual	2/17/2026	USD	2,847	3	—	3
4.2675%	Annual	SOFR	Annual	2/17/2026	USD	2,771	3	—	3
4.3005%	Annual	SOFR	Annual	2/17/2026	USD	1,989	3	—	3
4.288%	Annual	SOFR	Annual	2/17/2026	USD	2,021	3	—	3
4.568%	Annual	SOFR	Annual	3/1/2026	USD	27,000	123	—	123
4.56%	Annual	SOFR	Annual	3/1/2026	USD	27,400	122	—	122
4.6275%	Annual	SOFR	Annual	3/20/2026	USD	49,370	271	—	271
4.9005%	Annual	SOFR	Annual	4/17/2026	USD	14,100	131	—	131
4.8705%	Annual	SOFR	Annual	4/18/2026	USD	12,640	114	—	114
4.815%	Annual	SOFR	Annual	5/6/2026	USD	31,500	272	—	272
4.723%	Annual	SOFR	Annual	5/7/2026	USD	30,490	228	—	228
4.659%	Annual	SOFR	Annual	5/17/2026	USD	55,600	379	—	379
SOFR	Annual	4.528%	Annual	6/18/2026	USD	5,300	(29)	—	(29)
SOFR	Annual	4.5265%	Annual	6/18/2026	USD	5,380	(30)	—	(30)
SOFR	Annual	4.5335%	Annual	6/18/2026	USD	10,700	(60)	—	(60)
3.53%	Annual	SOFR	Annual	1/23/2027	USD	7,300	(75)	—	(75)
3.5405%	Annual	SOFR	Annual	1/23/2027	USD	12,100	(122)	—	(122)
3.535%	Annual	SOFR	Annual	1/23/2027	USD	13,000	(133)	—	(133)
3.761%	Annual	SOFR	Annual	2/20/2027	USD	11,800	(66)	—	(66)
3.7645%	Annual	SOFR	Annual	2/20/2027	USD	23,600	(130)	—	(130)
4.5895%	Annual	SOFR	Annual	5/6/2027	USD	22,710	255	—	255
3.45%	Annual	SOFR	Annual	2/1/2028	USD	12,500	(220)	—	(220)
3.47%	Annual	SOFR	Annual	2/2/2028	USD	11,600	(198)	—	(198)
3.616%	Annual	SOFR	Annual	2/20/2028	USD	4,700	(33)	—	(33)
3.624%	Annual	SOFR	Annual	2/20/2028	USD	9,800	(67)	—	(67)
3.6475%	Annual	SOFR	Annual	2/27/2028	USD	19,700	(126)	—	(126)
SOFR	Annual	3.5485%	Annual	1/29/2030	USD	5,200	114	—	114
SOFR	Annual	3.529%	Annual	1/29/2030	USD	4,800	109	—	109
SOFR	Annual	3.528%	Annual	1/29/2030	USD	4,000	91	—	91
U.S. EFFR	Annual	0.5385%	Annual	3/26/2030	USD	49,000	7,962	—	7,962
3.18%	Annual	SOFR	Annual	4/17/2030	USD	2,600	(106)	—	(106)
3.275%	Annual	SOFR	Annual	4/18/2030	USD	2,600	(95)	—	(95)
3.353%	Annual	SOFR	Annual	4/19/2030	USD	2,600	(85)	—	(85)
3.342%	Annual	SOFR	Annual	4/19/2030	USD	2,600	(87)	—	(87)
3.344%	Annual	SOFR	Annual	4/20/2030	USD	2,600	(87)	—	(87)
3.128%	Annual	SOFR	Annual	4/28/2030	USD	2,600	(114)	—	(114)
3.285%	Annual	SOFR	Annual	5/1/2030	USD	2,500	(91)	—	(91)
3.259%	Annual	SOFR	Annual	5/1/2030	USD	2,600	(97)	—	(97)
3.186%	Annual	SOFR	Annual	5/9/2030	USD	2,600	(107)	—	(107)
3.215%	Annual	SOFR	Annual	5/10/2030	USD	2,500	(99)	—	(99)
3.29%	Annual	SOFR	Annual	5/19/2030	USD	3,100	(113)	—	(113)
3.31%	Annual	SOFR	Annual	6/9/2030	USD	26,800	(957)	—	(957)
U.S. EFFR	Annual	0.666%	Annual	11/19/2030	USD	15,500	2,695	—	2,695
SOFR	Annual	4.1615%	Annual	5/15/2033	USD	330	(2)	—	(2)
SOFR	Annual	4.15%	Annual	5/15/2033	USD	880	(5)	—	(5)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD	1,185	(4)	—	(4)
259	American Funds Insurance Series

U.S. Government Securities Fund® (continued)

Swap contracts (continued)

Interest rate swaps (continued)

Centrally cleared interest rate swaps (continued)

Receive		Pay			Notional		Value at	Upfront premium paid	Unrealized appreciation (depreciation)
Rate	Payment frequency	Rate	Payment frequency	Expiration date	amount (000)		12/31/2024 (000)	(received) (000)	at 12/31/2024 (000)
SOFR	Annual	4.061%	Annual	8/24/2033	USD	3,230	$— [2]	$—	$— [2]
SOFR	Annual	3.9519%	Annual	8/25/2033	USD	3,225	26	—	26
SOFR	Annual	3.8275%	Annual	9/1/2033	USD	2,300	39	—	39
SOFR	Annual	3.6025%	Annual	1/8/2034	USD	4,655	162	—	162
SOFR	Annual	3.175%	Annual	2/1/2038	USD	16,000	1,090	—	1,090
3.065%	Annual	SOFR	Annual	4/7/2040	USD	12,300	(1,468)	—	(1,468)
3.616%	Annual	SOFR	Annual	8/5/2044	USD	5,600	(369)	—	(369)
3.561%	Annual	SOFR	Annual	8/9/2044	USD	4,800	(351)	—	(351)
SOFR	Annual	3.9815%	Annual	11/6/2044	USD	10,330	171	—	171
SOFR	Annual	3.045%	Annual	7/27/2050	USD	3,600	553	—	553
SOFR	Annual	2.85282%	Annual	12/6/2052	USD	540	101	—	101
SOFR	Annual	2.93542%	Annual	12/6/2052	USD	550	95	—	95
SOFR	Annual	3.01413%	Annual	1/12/2053	USD	1,402	224	—	224
SOFR	Annual	3.02%	Annual	1/12/2053	USD	1,400	222	—	222
SOFR	Annual	2.974%	Annual	4/17/2053	USD	800	133	—	133
SOFR	Annual	3.044%	Annual	4/18/2053	USD	800	124	—	124
SOFR	Annual	3.0875%	Annual	4/19/2053	USD	800	118	—	118
SOFR	Annual	3.1035%	Annual	4/19/2053	USD	800	116	—	116
SOFR	Annual	3.0895%	Annual	4/20/2053	USD	800	118	—	118
SOFR	Annual	2.9405%	Annual	4/28/2053	USD	800	138	—	138
SOFR	Annual	3.0535%	Annual	5/1/2053	USD	1,600	245	—	245
SOFR	Annual	3.085%	Annual	5/9/2053	USD	900	133	—	133
SOFR	Annual	3.1135%	Annual	5/10/2053	USD	800	114	—	114
SOFR	Annual	3.1605%	Annual	5/19/2053	USD	1,000	135	—	135
SOFR	Annual	3.6765%	Annual	2/20/2054	USD	2,869	134	—	134
SOFR	Annual	3.6815%	Annual	2/20/2054	USD	2,700	124	—	124
SOFR	Annual	3.7205%	Annual	2/21/2054	USD	520	20	—	20
SOFR	Annual	3.47875%	Annual	8/5/2054	USD	4,200	334	—	334
SOFR	Annual	3.415%	Annual	8/9/2054	USD	3,700	335	—	335
							$13,792	$—	$13,792

[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Purchased on a TBA basis.
[5]	Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $84,055,000, which represented 4.62% of the net assets of the fund.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $19,623,000, which represented 1.08% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.

Key to abbreviation(s)

Assn. = Association

EFFR = Effective Federal Funds Rate

SOFR = Secured Overnight Financing Rate

TBA = To be announced

USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	260

Managed Risk Growth Fund

Investment portfolio December 31, 2024

Growth funds 84.67%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	3,495,427	$445,562
Total growth funds (cost: $291,586,000)		445,562

Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,694,312	52,786
Total fixed income funds (cost: $54,244,000)		52,786

Short-term securities 4.96%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	26,122,149	26,122
Total short-term securities (cost: $26,122,000)		26,122

Options purchased (equity style) 0.32%
Options purchased (equity style)*		1,702
Total options purchased (cost: $2,389,000)		1,702
Total investment securities 99.98% (cost: $374,341,000)		526,172
Other assets less liabilities 0.02%		90
Net assets 100.00%		$526,262

*	Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	10	USD	5,882	USD	4,150.00	3/21/2025	$7
S&P 500 Index	10		5,882		4,225.00	3/21/2025	8
S&P 500 Index	10		5,882		4,250.00	3/21/2025	8
S&P 500 Index	95		55,875		4,025.00	6/20/2025	178
S&P 500 Index	100		58,816		4,050.00	6/20/2025	186
S&P 500 Index	75		44,112		4,150.00	6/20/2025	153
S&P 500 Index	425		249,969		4,325.00	6/20/2025	1,037
S&P 500 Index	10		5,882		4,400.00	6/20/2025	26
S&P 500 Index	10		5,882		4,450.00	6/20/2025	28
S&P 500 Index	25		14,704		4,475.00	6/20/2025	71
							$1,702
261	American Funds Insurance Series

Managed Risk Growth Fund (continued)

Futures contracts

				Notional		Value and unrealized appreciation (depreciation)
		Number of	Expiration	amount		at 12/31/2024
Contracts	Type	contracts	date	(000)		(000)
British Pound Currency Futures	Short	1	3/17/2025	USD	(78)	$— [2]
Euro Currency Futures	Short	7	3/17/2025		(909)	4
Russell 2000 E-mini Index Futures	Short	4	3/21/2025		(450)	2
Mini MSCI Emerging Markets Index Futures	Short	15	3/21/2025		(805)	10
Euro Stoxx 50 Index Futures	Short	19	3/21/2025		(963)	(4)
S&P Mid 400 E-mini Index Futures	Short	15	3/21/2025		(4,720)	15
S&P 500 E-mini Index Futures	Short	107	3/21/2025		(31,756)	440
5 Year U.S. Treasury Note Futures	Long	5	3/31/2025		532	(4)
						$463

Investments in affiliates3

	Value at			Net realized	Net unrealized appreciation	Value at	Dividend	Capital gain distributions
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	12/31/2024	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Growth funds 84.67%
American Funds Insurance Series – Growth Fund, Class 1	$431,195	$36,510	$133,380	$40,997	$70,240	$445,562	$2,417	$10,033
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	50,749	30,350	26,722	(245)	(1,346)	52,786	2,300	—
Total 94.70%				$40,752	$68,894	$498,348	$4,717	$10,033

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	262

Managed Risk International Fund

Investment portfolio December 31, 2024

Growth funds 84.60%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,420,484	$96,701
Total growth funds (cost: $84,621,000)		96,701

Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,237,483	11,472
Total fixed income funds (cost: $11,769,000)		11,472

Short-term securities 4.58%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	5,228,515	5,229
Total short-term securities (cost: $5,229,000)		5,229

Options purchased (equity style) 0.43%
Options purchased (equity style)*		492
Total options purchased (cost: $577,000)		492
Total investment securities 99.64% (cost: $102,196,000)		113,894
Other assets less liabilities 0.36%		414
Net assets 100.00%		$114,308

* Options purchased (equity style)

Equity index options

		Notional			Value at
	Number of	amount	Exercise	Expiration	12/31/2024
Description	contracts	(000)	price	date	(000)
Put
iShares MSCI EAFE ETF	200	USD1,512	USD60.00	3/21/2025	$3
iShares MSCI EAFE ETF	2,600	19,659	65.00	3/21/2025	94
iShares MSCI EAFE ETF	7,000	52,927	60.00	6/20/2025	395
					$492

Futures contracts

					Value and unrealized appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 12/31/2024
Contracts	Type	contracts	date	(000)	(000)
S&P 500 E-mini Index Futures	Short	10	3/21/2025	USD(2,968)	$26
Mini MSCI Emerging Markets Index Futures	Short	79	3/21/2025	(4,242)	54
MSCI EAFE Index Futures	Short	51	3/21/2025	(5,781)	24
5 Year U.S. Treasury Note Futures	Long	4	3/31/2025	425	(3)
					$101
263	American Funds Insurance Series

Managed Risk International Fund (continued)

Investments in affiliates2

	Value at			Net realized	Net unrealized appreciation	Value at	Dividend	Capital gain distributions
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	12/31/2024	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Growth funds 84.60%
American Funds Insurance Series – International Fund, Class 1	$105,419	$7,805	$19,283	$1,546	$1,214	$96,701	$1,435	$—
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	12,408	5,417	6,038	(11)	(304)	11,472	512
Total 94.63%				$1,535	$910	$108,173	$1,947	$—

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	264

Managed Risk Washington Mutual Investors Fund

Investment portfolio December 31, 2024

Growth-and-income funds 84.76%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	16,198,486	$273,106
Total growth-and-income funds (cost: $208,094,000)		273,106

Fixed income funds 10.10%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,391,471	32,524
Total fixed income funds (cost: $33,783,000)		32,524

Short-term securities 4.87%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	15,689,917	15,690
Total short-term securities (cost: $15,690,000)		15,690

Options purchased (equity style) 0.26%
Options purchased (equity style)*		851
Total options purchased (cost: $1,491,000)		851
Total investment securities 99.99% (cost: $259,058,000)		322,171
Other assets less liabilities 0.01%		35
Net assets 100.00%		$322,206

* Options purchased (equity style)

Equity index options

		Notional					Value at
	Number of	amount		Exercise		Expiration	12/31/2024
Description	contracts	(000)		price		date	(000)
Put
S&P 500 Index	20	USD	11,763	USD	4,050.00	3/21/2025	$13
S&P 500 Index	85		49,994		4,125.00	3/21/2025	60
S&P 500 Index	10		5,882		4,150.00	3/21/2025	7
S&P 500 Index	115		67,639		4,175.00	3/21/2025	85
S&P 500 Index	10		5,882		4,225.00	3/21/2025	8
S&P 500 Index	10		5,881		4,025.00	6/20/2025	19
S&P 500 Index	5		2,941		4,150.00	6/20/2025	10
S&P 500 Index	200		117,632		4,325.00	6/20/2025	488
S&P 500 Index	10		5,882		4,350.00	6/20/2025	25
S&P 500 Index	40		23,526		4,400.00	6/20/2025	104
S&P 500 Index	10		5,882		4,575.00	6/20/2025	32
							$851
265	American Funds Insurance Series

Managed Risk Washington Mutual Investors Fund (continued)

Futures contracts

						Value and unrealized appreciation
				Notional		(depreciation)
		Number of	Expiration	amount		at 12/31/2024
Contracts	Type	contracts	date	(000)		(000)
S&P 500 E-mini Index Futures	Long	29	3/21/2025	USD	8,607	$(66)
Euro Stoxx 50 Index Futures	Short	1	3/21/2025		(51)	— [2]
5 Year U.S. Treasury Note Futures	Long	10	3/31/2025		1,063	(8)
						$(74)

Investments in affiliates3

	Value at			Net realized	Net unrealized appreciation	Value at	Dividend	Capital gain distributions
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	12/31/2024	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Growth-and-income funds 84.76%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	$275,370	$12,410	$57,260	$222	$42,364	$273,106	$4,861	$2,242
Fixed income funds 10.10%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	32,409	13,983	12,845	(836)	(187)	32,524	1,367	—
Total 94.86%				$(614)	$42,177	$305,630	$6,228	$2,242

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Amount less than one thousand.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	266

Managed Risk Growth-Income Fund

Investment portfolio December 31, 2024

Growth-and-income funds 79.79%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	24,959,133	$1,736,906
Total growth-and-income funds (cost: $1,305,889,000)		1,736,906

Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	35,132,987	325,683
Total fixed income funds (cost: $334,537,000)		325,683

Short-term securities 4.78%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	104,006,098	104,006
Total short-term securities (cost: $104,006,000)		104,006

Options purchased (equity style) 0.39%
Options purchased (equity style)*		8,473
Total options purchased (cost: $15,165,000)		8,473
Total investment securities 99.92% (cost: $1,759,597,000)		2,175,068
Other assets less liabilities 0.08%		1,798
Net assets 100.00%		$2,176,866

* Options purchased (equity style)

Equity index options

		Notional					Value at
	Number of	amount		Exercise		Expiration	12/31/2024
Description	contracts		(000)		price	date	(000)
Put
S&P 500 Index	570	USD	335,253	USD	4,125.00	3/21/2025	$405
S&P 500 Index	1,600		941,061		4,150.00	3/21/2025	1,128
S&P 500 Index	455		267,614		4,175.00	3/21/2025	337
S&P 500 Index	40		23,526		4,225.00	3/21/2025	32
S&P 500 Index	30		17,645		4,250.00	3/21/2025	24
S&P 500 Index	2,000		1,176,326		4,325.00	6/20/2025	4,880
S&P 500 Index	345		202,916		4,400.00	6/20/2025	895
S&P 500 Index	50		29,408		4,450.00	6/20/2025	138
S&P 500 Index	10		5,882		4,475.00	6/20/2025	28
S&P 500 Index	50		29,408		4,550.00	6/20/2025	154
S&P 500 Index	40		23,527		4,225.00	9/19/2025	143
S&P 500 Index	80		47,053		4,300.00	9/19/2025	309
							$8,473
267	American Funds Insurance Series

Managed Risk Growth-Income Fund (continued)

Futures contracts

						Value and unrealized appreciation
				Notional		(depreciation)
		Number of	Expiration	amount		at 12/31/2024
Contracts	Type	contracts	date	(000)		(000)
S&P 500 E-mini Index Futures	Long	340	3/21/2025	USD	100,908	$(992)
5 Year U.S. Treasury Note Futures	Long	30	3/31/2025		3,189	(25)
						$(1,017)

Investments in affiliates2

	Value at			Net realized	Net unrealized appreciation	Value at	Dividend	Capital gain distributions
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	12/31/2024	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Growth-and-income funds 79.79%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,749,625	$134,773	$439,404	$32,053	$259,859	$1,736,906	$22,773	$79,172
Fixed income funds 14.96%
American Funds Insurance Series – The Bond Fund of America, Class 1	328,068	141,378	134,316	(9,307)	(140)	325,683	14,454	—
Total 94.75%				$22,746	$259,719	$2,062,589	$37,227	$79,172

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	268

Managed Risk Asset Allocation Fund

Investment portfolio December 31, 2024

Asset allocation funds 94.95%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	73,866,282	$1,923,478
Total asset allocation funds (cost: $1,760,245,000)		1,923,478

Short-term securities 5.01%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.43%[1]	101,436,070	101,436
Total short-term securities (cost: $101,436,000)		101,436

Options purchased (equity style) 0.07%
Options purchased (equity style)*		1,451
Total options purchased (cost: $1,946,000)		1,451
Total investment securities 100.03% (cost: $1,863,627,000)		2,026,365
Other assets less liabilities (0.03)%		(515)
Net assets 100.00%		$2,025,850

* Options purchased (equity style)

Equity index options

Description	Number of contracts	Notional amount (000)		Exercise price		Expiration date	Value at 12/31/2024 (000)
Put
S&P 500 Index	80	USD	47,053	USD	4,125.00	3/21/2025	$57
S&P 500 Index	20		11,763		4,175.00	3/21/2025	15
S&P 500 Index	15		8,822		4,025.00	6/20/2025	28
S&P 500 Index	35		20,586		4,050.00	6/20/2025	65
S&P 500 Index	5		2,941		4,150.00	6/20/2025	10
S&P 500 Index	390		229,384		4,325.00	6/20/2025	952
S&P 500 Index	20		11,763		4,350.00	6/20/2025	50
S&P 500 Index	20		11,763		4,450.00	6/20/2025	55
S&P 500 Index	10		5,882		4,550.00	6/20/2025	31
S&P 500 Index	35		20,586		4,575.00	6/20/2025	111
S&P 500 Index	20		11,763		4,300.00	9/19/2025	77
							$1,451

Futures contracts

					Value and unrealized appreciation
				Notional	(depreciation)
		Number of	Expiration	amount	at 12/31/2024
Contracts	Type	contracts	date	(000)	(000)
S&P 500 E-mini Index Futures	Long	52	3/21/2025	USD15,433	$(409)
5 Year U.S. Treasury Note Futures	Long	368	3/31/2025	39,120	(314)
					$(723)
269	American Funds Insurance Series

Managed Risk Asset Allocation Fund (continued)

Investments in affiliates2

				Net	Net unrealized			Capital gain
	Value at			realized	appreciation	Value at	Dividend	distributions
	1/1/2024	Additions	Reductions	gain (loss)	(depreciation)	12/31/2024	income	received
	(000)	(000)	(000)	(000)	(000)	(000)	(000)	(000)
Asset allocation funds 94.95%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$1,999,492	$140,909	$395,647	$52,518	$126,206	$1,923,478	$45,418	$84,687

[1]	Rate represents the seven-day yield at 12/31/2024.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Key to abbreviation(s)
USD = U.S. dollars

Refer to the notes to financial statements.

American Funds Insurance Series	270

Financial statements

Statements of assets and liabilities at December 31, 2024	(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund		Growth Fund	International Fund	New World Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$7,756,104	$2,967,592		$46,786,648	$6,391,198	$3,348,513
Affiliated issuers	283,574	63,522		1,049,697	397,476	94,686
Cash	109	80		226	49	827
Cash collateral received for securities on loan	1	2,292		2,112	139	1,376
Cash collateral pledged for futures contracts	—	—		—	—	185
Cash collateral pledged for swap contracts	—	—		—	—	17
Cash denominated in currencies other than U.S. dollars	100	26		1,253	460	280
Unrealized appreciation on open forward currency contracts	—	—		—	—	220
Unrealized appreciation on unfunded commitments*	—	—		—	—	—
Receivables for:
Sales of investments	1,402	27		—	791	293
Sales of fund’s shares	20,266	3,082		19,594	24,685	2,798
Dividends and interest	12,376	2,844		17,888	14,048	7,358
Variation margin on futures contracts	—	—		—	—	—
Variation margin on centrally cleared swap contracts	—	—		—	—	1
Securities lending income	9	17		6	11	23
Other	—	—	†	—	—	—	†
	8,073,941	3,039,482		47,877,424	6,828,857	3,456,577
Liabilities:
Collateral for securities on loan	8	22,924		21,119	1,385	13,763
Unrealized depreciation on open forward currency contracts	—	—		—	—	140
Bilateral swaps, at value	—	—		—	—	100
Options written, at value	—	—		—	—	—
Payables for:
Purchases of investments	1,230	4,260		6,900	2,722	5,722
Repurchases of fund’s shares	4,391	984		122,176	2,131	1,315
Investment advisory services	2,550	1,588		12,660	2,840	1,500
Insurance administrative fees	593	200		3,381	292	528
Services provided by related parties	1,166	526		6,815	985	431
Trustees’ deferred compensation	121	68		662	195	56
Variation margin on futures contracts	—	—		—	—	11
Variation margin on centrally cleared swap contracts	—	—		—	—	—
Non-U.S. taxes	5,340	18,372		—	31,217	20,912
Other	219	101		768	572	500
	15,618	49,023		174,481	42,339	44,978
Commitments and contingencies*
Net assets at December 31, 2024	$8,058,323	$2,990,459		$47,702,943	$6,786,518	$3,411,599

Net assets consist of:
Capital paid in on shares of beneficial interest	$4,115,138	$2,284,883		$16,821,571	$5,429,187	$2,315,745
Total distributable earnings (accumulated loss)	3,943,185	705,576		30,881,372	1,357,331	1,095,854
Net assets at December 31, 2024	$8,058,323	$2,990,459		$47,702,943	$6,786,518	$3,411,599

Investment securities on loan, at value	$17	$30,764		$20,610	$5,960	$17,950
Investment securities, at cost
Unaffiliated issuers	4,835,691	2,291,738		19,849,066	4,782,898	2,364,537
Affiliated issuers	283,521	50,730		1,049,498	397,431	94,668
Cash denominated in currencies other than U.S. dollars, at cost	100	26		1,253	460	280
Premiums received on options written	—	—		—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

271	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2024 (continued)	(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund		Capital World Growth and Income Fund	Growth-Income Fund	International Growth and Income Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$10,850,098	$14,238		$1,847,460	$39,390,840	$310,307
Affiliated issuers	255,100	288		46,673	1,980,967	11,674
Cash	302	49		233	139	102
Cash collateral received for securities on loan	5,151	—		1,060	5,270	41
Cash collateral pledged for futures contracts	—	—		—	—	—
Cash collateral pledged for swap contracts	—	—		—	—	—
Cash denominated in currencies other than U.S. dollars	3	—		319	2,529	73
Unrealized appreciation on open forward currency contracts	—	—		—	—	10
Unrealized appreciation on unfunded commitments*	—	—		—	—	—
Receivables for:
Sales of investments	3,564	—		1,306	39,145	7
Sales of fund’s shares	3,059	—		1,059	3,700	602
Dividends and interest	15,541	8		3,880	47,506	1,130
Variation margin on futures contracts	—	—		—	—	—
Variation margin on centrally cleared swap contracts	—	—		—	—	—
Securities lending income	9	—		3	16	2
Other	1	—		12	2	—
	11,132,828	14,583		1,902,005	41,470,114	323,948
Liabilities:
Collateral for securities on loan	51,510	—		10,604	52,701	410
Unrealized depreciation on open forward currency contracts	—	—		—	—	—
Bilateral swaps, at value	—	—		—	—	—
Options written, at value	—	—		—	—	—
Payables for:
Purchases of investments	1,496	1		232	75,691	261
Repurchases of fund’s shares	8,796	—		1,057	69,205	129
Investment advisory services	2,234	3		614	8,875	133
Insurance administrative fees	1,108	—		173	1,688	100
Services provided by related parties	1,298	—		328	4,647	73
Trustees’ deferred compensation	149	—		33	691	14
Variation margin on futures contracts	—	—		—	—	—
Variation margin on centrally cleared swap contracts	—	—		—	—	—
Non-U.S. taxes	—	—		465	1,269	119
Other	223	—	†	180	353	56
	66,814	4		13,686	215,120	1,295
Commitments and contingencies*
Net assets at December 31, 2024	$11,066,014	$14,579		$1,888,319	$41,254,994	$322,653

Net assets consist of:
Capital paid in on shares of beneficial interest	$6,319,319	$15,012		$1,169,769	$16,857,567	$302,567
Total distributable earnings (accumulated loss)	4,746,695	(433)		718,550	24,397,427	20,086
Net assets at December 31, 2024	$11,066,014	$14,579		$1,888,319	$41,254,994	$322,653

Investment securities on loan, at value	$50,467	$—		$10,634	$50,176	$440
Investment securities, at cost
Unaffiliated issuers	6,903,634	14,676		1,194,487	22,284,792	263,709
Affiliated issuers	255,013	288		46,666	1,793,671	11,670
Cash denominated in currencies other than U.S. dollars, at cost	3	—		319	2,529	74
Premiums received on options written	—	—		—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	272

Financial statements (continued)

Statements of assets and liabilities at December 31, 2024 (continued)	(dollars in thousands)

	Capital Income Builder		Asset Allocation Fund		American Funds Global Balanced Fund		The Bond Fund of America	Capital World Bond Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$1,285,855		$25,165,533		$369,612		$10,586,439	$1,404,069
Affiliated issuers	91,495		2,223,781		26,140		730,121	44,361
Cash	964		4,311		204		23,658	745
Cash collateral received for securities on loan	1,120		—		—		—	—
Cash collateral pledged for futures contracts	—		—		—		—	—
Cash collateral pledged for swap contracts	—		—		—		—	—
Cash denominated in currencies other than U.S. dollars	225		178		84		1	202
Unrealized appreciation on open forward currency contracts	—		—		327		3,223	5,127
Unrealized appreciation on unfunded commitments*	—		—	†	—		—	—	†
Receivables for:
Sales of investments	2,457		37,067		287		45,497	3,178
Sales of fund’s shares	1,740		13,919		288		8,169	2,219
Dividends and interest	5,189		85,318		2,028		84,754	15,157
Variation margin on futures contracts	—	†	502		22		815	317
Variation margin on centrally cleared swap contracts	8		38		11		458	125
Securities lending income	2		26		—	†	—	—
Other	—	†	50		—		—	—
	1,389,055		27,530,723		399,003		11,483,135	1,475,500
Liabilities:
Collateral for securities on loan	11,199		—		—		—	—
Unrealized depreciation on open forward currency contracts	—		—		509		1,396	5,184
Bilateral swaps, at value	—		—		455		11,623	5,936
Options written, at value	—		—		—		—	79
Payables for:
Purchases of investments	6,579		391,888		4,765		274,176	13,291
Repurchases of fund’s shares	755		37,122		346		20,148	968
Investment advisory services	267		6,176		148		1,927	535
Insurance administrative fees	410		4,200		94		857	61
Services provided by related parties	171		3,050		72		1,125	215
Trustees’ deferred compensation	14		422		6		175	32
Variation margin on futures contracts	120		907		29		4,481	382
Variation margin on centrally cleared swap contracts	1		77		5		250	101
Non-U.S. taxes	768		—		226		—	20
Other	103		1,201		66		79	459
	20,387		445,043		6,721		316,237	27,263
Commitments and contingencies*
Net assets at December 31, 2024	$1,368,668		$27,085,680		$392,282		$11,166,898	$1,448,237

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,110,881		$17,712,682		$326,033		$12,974,862	$1,760,563
Total distributable earnings (accumulated loss)	257,787		9,372,998		66,249		(1,807,964)	(312,326)
Net assets at December 31, 2024	$1,368,668		$27,085,680		$392,282		$11,166,898	$1,448,237

Investment securities on loan, at value	$10,664		$—		$—		$—	$—
Investment securities, at cost
Unaffiliated issuers	1,028,603		17,612,124		318,114		10,898,732	1,512,895
Affiliated issuers	95,017		2,395,815		25,957		729,827	43,156
Cash denominated in currencies other than U.S. dollars, at cost	225		178		84		1	202
Premiums received on options written	—		—		—		—	19

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

273	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2024 (continued)	(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund	Managed Risk Growth Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$874,814	$114,785	$341,161		$1,859,845	$27,824
Affiliated issuers	45,641	—	—		—	498,348
Cash	(402)	282	122		4,704	—
Cash collateral received for securities on loan	—	—	—		—	—
Cash collateral pledged for futures contracts	348	—	—		—	1,904
Cash collateral pledged for swap contracts	602	—	—		—	—
Cash denominated in currencies other than U.S. dollars	1	—	—		—	—
Unrealized appreciation on open forward currency contracts	—	—	—		—	—
Unrealized appreciation on unfunded commitments*	1	—	—		—	—
Receivables for:
Sales of investments	25	1,090	—		6,111	899
Sales of fund’s shares	514	136	159		5,742	15
Dividends and interest	13,905	461	—		9,801	105
Variation margin on futures contracts	5	13	—		251	115
Variation margin on centrally cleared swap contracts	—	2	—		279	—
Securities lending income	—	—	—		—	—
Other	2	—	—	†	—	—
	935,456	116,769	341,442		1,886,733	529,210
Liabilities:
Collateral for securities on loan	—	—	—		—	—
Unrealized depreciation on open forward currency contracts	—	—	—		—	—
Bilateral swaps, at value	—	—	—		—	—
Options written, at value	—	—	—		—	—
Payables for:
Purchases of investments	1,750	5,793	—		63,473	1,494
Repurchases of fund’s shares	1,184	5	2,571		801	961
Investment advisory services	225	20	75		347	46
Insurance administrative fees	92	33	33		306	333
Services provided by related parties	172	22	73		317	109
Trustees’ deferred compensation	33	4	12		48	5
Variation margin on futures contracts	16	61	—		1,167	—
Variation margin on centrally cleared swap contracts	19	—	—		246	—
Non-U.S. taxes	—	—	—		—	—
Other	2	—	—		1	—
	3,493	5,938	2,764		66,706	2,948
Commitments and contingencies*
Net assets at December 31, 2024	$931,963	$110,831	$338,678		$1,820,027	$526,262

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,240,757	$126,051	$336,114		$2,133,421	$446,337
Total distributable earnings (accumulated loss)	(308,794)	(15,220)	2,564		(313,394)	79,925
Net assets at December 31, 2024	$931,963	$110,831	$338,678		$1,820,027	$526,262

Investment securities on loan, at value	$—	$—	$—		$—	$—
Investment securities, at cost
Unaffiliated issuers	864,216	116,836	341,138		1,915,284	28,511
Affiliated issuers	45,638	—	—		—	345,830
Cash denominated in currencies other than U.S. dollars, at cost	1	—	—		—	—
Premiums received on options written	—	—	—		—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	274

Financial statements (continued)

Statements of assets and liabilities at December 31, 2024 (continued)	(dollars in thousands)

		Managed Risk	Managed	Managed
	Managed	Washington	Risk	Risk
	Risk	Mutual	Growth-	Asset
	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$5,721	$16,541	$112,479	$102,887
Affiliated issuers	108,173	305,630	2,062,589	1,923,478
Cash	—	—	—	—
Cash collateral received for securities on loan	—	—	—	—
Cash collateral pledged for futures contracts	460	321	5,223	1,271
Cash collateral pledged for swap contracts	—	—	—	—
Cash denominated in currencies other than U.S. dollars	—	—	—	—
Unrealized appreciation on open forward currency contracts	—	—	—	—
Unrealized appreciation on unfunded commitments*	—	—	—	—
Receivables for:
Sales of investments	48	156	34,071	2,873
Sales of fund’s shares	296	2	12	20
Dividends and interest	22	65	436	413
Variation margin on futures contracts	30	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—
Securities lending income	—	—	—	—
Other	—	—	—	—
	114,750	322,715	2,214,810	2,030,942
Liabilities:
Collateral for securities on loan	—	—	—	—
Unrealized depreciation on open forward currency contracts	—	—	—	—
Bilateral swaps, at value	—	—	—	—
Options written, at value	—	—	—	—
Payables for:
Purchases of investments	280	—	—	—
Repurchases of fund’s shares	52	166	35,877	3,044
Investment advisory services	10	28	191	176
Insurance administrative fees	74	205	1,399	1,308
Services provided by related parties	24	67	58	433
Trustees’ deferred compensation	2	4	25	37
Variation margin on futures contracts	—	39	394	94
Variation margin on centrally cleared swap contracts	—	—	—	—
Non-U.S. taxes	—	—	—	—
Other	—	—	—	—
	442	509	37,944	5,092
Commitments and contingencies*
Net assets at December 31, 2024	$114,308	$322,206	$2,176,866	$2,025,850

Net assets consist of:
Capital paid in on shares of beneficial interest	$142,067	$301,251	$1,716,705	$1,737,779
Total distributable earnings (accumulated loss)	(27,759)	20,955	460,161	288,071
Net assets at December 31, 2024	$114,308	$322,206	$2,176,866	$2,025,850

Investment securities on loan, at value	$—	$—	$—	$—
Investment securities, at cost
Unaffiliated issuers	5,806	17,181	119,171	103,382
Affiliated issuers	96,390	241,877	1,640,426	1,760,245
Cash denominated in currencies other than U.S. dollars, at cost	—	—	—	—
Premiums received on options written	—	—	—	—

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

275	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

		Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$3,588,807	$941,914	$21,468,940	$3,079,666	$1,799,389
	Shares outstanding	97,221	51,901	168,425	172,600	67,464
	Net asset value per share	$36.91	$18.15	$127.47	$17.84	$26.67
Class 1A:	Net assets	$20,431	$5,481	$377,545	$12,866	$12,125
	Shares outstanding	557	307	2,994	725	457
	Net asset value per share	$36.70	$17.88	$126.11	$17.75	$26.53
Class 2:	Net assets	$3,511,886	$1,733,280	$20,385,717	$3,238,256	$791,161
	Shares outstanding	96,564	101,667	162,065	182,411	30,045
	Net asset value per share	$36.37	$17.05	$125.79	$17.75	$26.33
Class 3:	Net assets			$276,099	$14,573
	Shares outstanding	Not applicable	Not applicable	2,142	814	Not applicable
	Net asset value per share			$128.88	$17.90
Class 4:	Net assets	$937,199	$309,784	$5,194,642	$441,157	$808,924
	Shares outstanding	26,085	18,213	42,448	25,266	30,999
	Net asset value per share	$35.93	$17.01	$122.38	$17.46	$26.09

		Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth-Income Fund	International Growth and Income Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$6,269,184	$10	$596,892	$24,476,094	$16,941
	Shares outstanding	371,779	1	38,424	351,712	1,662
	Net asset value per share	$16.86	$9.71	$15.53	$69.59	$10.19
Class 1A:	Net assets	$28,894	$10	$8,623	$44,137	$6,103
	Shares outstanding	1,721	1	559	639	616
	Net asset value per share	$16.79	$9.71	$15.44	$69.10	$9.91
Class 2:	Net assets	$3,002,049	$10	$1,015,135	$13,882,309	$149,419
	Shares outstanding	181,591	1	65,544	203,003	15,085
	Net asset value per share	$16.53	$9.71	$15.49	$68.38	$9.91
Class 3:	Net assets				$155,010
	Shares outstanding	Not applicable	Not applicable	Not applicable	2,222	Not applicable
	Net asset value per share				$69.76
Class 4:	Net assets	$1,765,887	$14,549	$267,669	$2,697,444	$150,190
	Shares outstanding	108,085	1,498	17,754	40,177	15,424
	Net asset value per share	$16.34	$9.71	$15.08	$67.14	$9.74

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	276

Financial statements (continued)

Statements of assets and liabilities at December 31, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

		Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$709,300	$16,023,148	$95,306	$6,991,704	$588,132
	Shares outstanding	57,229	615,346	7,357	754,451	61,066
	Net asset value per share	$12.39	$26.04	$12.96	$9.27	$9.63
Class 1A:	Net assets	$12,406	$41,675	$3,681	$220,977	$39,254
	Shares outstanding	1,002	1,610	286	24,015	4,115
	Net asset value per share	$12.38	$25.88	$12.87	$9.20	$9.54
Class 2:	Net assets	$18,297	$4,340,288	$148,743	$2,765,866	$760,784
	Shares outstanding	1,478	169,244	11,542	303,196	79,885
	Net asset value per share	$12.38	$25.65	$12.89	$9.12	$9.52
Class 3:	Net assets		$32,077
	Shares outstanding	Not applicable	1,230	Not applicable	Not applicable	Not applicable
	Net asset value per share		$26.08
Class 4:	Net assets	$628,665	$6,648,492	$144,552	$1,188,351	$60,067
	Shares outstanding	50,847	261,601	11,415	131,033	6,410
	Net asset value per share	$12.36	$25.41	$12.66	$9.07	$9.37

		American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund	U.S. Government Securities Fund	Managed Risk Growth Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 1:	Net assets	$228,760	$16,851	$38,706	$268,166
	Shares outstanding	24,893	1,855	3,421	27,969	Not applicable
	Net asset value per share	$9.19	$9.08	$11.31	$9.59
Class 1A:	Net assets	$3,155	$2,669	$125	$285,476
	Shares outstanding	345	298	11	29,944	Not applicable
	Net asset value per share	$9.15	$8.96	$11.31	$9.53
Class 2:	Net assets	$535,608	$41,781	$244,732	$1,051,059
	Shares outstanding	59,793	4,650	22,397	111,121	Not applicable
	Net asset value per share	$8.96	$8.98	$10.93	$9.46
Class 3:	Net assets	$8,045		$3,988	$5,025
	Shares outstanding	870	Not applicable	360	522	Not applicable
	Net asset value per share	$9.25		$11.08	$9.62
Class 4:	Net assets	$156,395	$49,530	$51,127	$210,301
	Shares outstanding	15,533	5,588	4,649	22,266	Not applicable
	Net asset value per share	$10.07	$8.86	$11.00	$9.44
Class P1:	Net assets					$13,649
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	1,023
	Net asset value per share					$13.35
Class P2:	Net assets					$512,613
	Shares outstanding	Not applicable	Not applicable	Not applicable	Not applicable	38,876
	Net asset value per share					$13.19

Refer to the end of the statements of assets and liabilities for footnotes.

Refer to the notes to financial statements.

277	American Funds Insurance Series

Financial statements (continued)

Statements of assets and liabilities at December 31, 2024 (continued)	(dollars and shares in thousands, except per-share amounts)

		Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth-Income Fund	Managed Risk Asset Allocation Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class P1:	Net assets	$1,848	$2,731	$1,902,833	$11,660
	Shares outstanding	225	232	132,612	884
	Net asset value per share	$8.23	$11.76	$14.35	$13.20
Class P2:	Net assets	$112,460	$319,475	$274,033	$2,014,190
	Shares outstanding	13,750	27,333	19,229	157,663
	Net asset value per share	$8.18	$11.69	$14.25	$12.78

*	Refer to Note 5 for further information on unfunded commitments.
†	Amount less than one thousand.

Refer to the notes to financial statements.

American Funds Insurance Series	278

Financial statements (continued)

Statements of operations for the year ended December 31, 2024	(dollars in thousands)

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$111,768	$34,738	$286,967	$114,946	$56,500
Affiliated issuers	17,545	5,626	55,620	13,875	8,105
	129,313	40,364	342,587	128,821	64,605
Interest from unaffiliated issuers	952	355	994	47	11,095
Securities lending income (net of fees)	72	402	226	81	175
	130,337	41,121	343,807	128,949	75,875
Fees and expenses[1]:
Investment advisory services	38,556	20,032	134,091	34,662	20,199
Distribution services	11,256	5,281	59,546	9,730	4,101
Insurance administrative services	2,183	769	11,664	1,141	2,066
Transfer agent services	2	— [2]	10	2	1
Administrative services	2,435	929	13,140	2,175	1,050
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	85	33	481	88	40
Registration statement and prospectus	37	16	187	34	17
Trustees’ compensation	47	18	248	42	20
Auditing and legal	87	154	133	126	174
Custodian	640	443	520	927	790
Other	4	44	22	6	44
Total fees and expenses before waivers/reimbursement	55,332	27,719	220,042	48,933	28,502
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	8,929	1,037	—	—	2,450
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	8,929	1,037	—	—	2,450
Total fees and expenses after waivers/reimbursement	46,403	26,682	220,042	48,933	26,052
Net investment income	83,934	14,439	123,765	80,016	49,823
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	1,057,389	67,019	3,989,503	335,488	150,100
Affiliated issuers	(6)	28	(5)	9	37
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	(275)
Forward currency contracts	—	—	—	—	(195)
Swap contracts	—	—	—	—	(225)
Currency transactions	1,188	166	155	3	(1,179)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	1,058,571	67,213	3,989,653	335,500	148,263
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	(106,742)	(13,491)	7,880,175	(158,308)	26,589
Affiliated issuers	65	7,527	187	44	8
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	32
Forward currency contracts	—	—	—	—	193
Swap contracts	—	—	—	—	(199)
Currency translations	(284)	(73)	(162)	(643)	(269)
	(106,961)	(6,037)	7,880,200	(158,907)	26,354
Net realized gain (loss) and unrealized appreciation (depreciation)	951,610	61,176	11,869,853	176,593	174,617
Net increase (decrease) in net assets resulting from operations	$1,035,544	$75,615	$11,993,618	$256,609	$224,440

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

279	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the year ended December 31, 2024 (continued)	(dollars in thousands)

	Washington Mutual Investors Fund	U.S. Small and Mid Cap Equity Fund[3]	Capital World Growth and Income Fund	Growth-Income Fund	International Growth and Income Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$203,814	$22	$37,672	$558,526	$9,880
Affiliated issuers	18,230	2	3,610	65,563	778
	222,044	24	41,282	624,089	10,658
Interest from unaffiliated issuers	13	—	208	412	32
Securities lending income (net of fees)	165	—	26	200	14
	222,222	24	41,516	624,701	10,704
Fees and expenses[1]:
Investment advisory services	40,700	9	9,080	100,186	1,617
Distribution services	11,438	— [2]	3,265	40,421	778
Insurance administrative services	3,980	— [2]	658	6,119	392
Transfer agent services	3	—	1	9	— [2]
Administrative services	3,265	1	574	12,019	100
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	95	—	18	412	6
Registration statement and prospectus	45	2	9	174	3
Trustees’ compensation	63	—2	11	230	2
Auditing and legal	84	—	106	128	102
Custodian	241	—	140	559	56
Other	7	—	3	19	— [2]
Total fees and expenses before waivers/reimbursement	59,921	12	13,865	160,276	3,056
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	16,240	—	1,974	—	—
Miscellaneous fee reimbursement	—	1	—	—	—
Total waivers/reimbursement of fees and expenses	16,240	1	1,974	—	—
Total fees and expenses after waivers/reimbursement	43,681	11	11,891	160,276	3,056
Net investment income	178,541	13	29,625	464,425	7,648
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	784,852	4	142,634	6,993,652	(1,547)
Affiliated issuers	(3)	—	(1)	4,691	1
Options purchased (futures style)	—	—	—	—	—
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Currency transactions	(23)	—	(34)	1,281	(46)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	784,826	4	142,599	6,999,624	(1,592)
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	937,578	(438)	78,971	1,072,908	5,197
Affiliated issuers	63	—	12	133,923	3
Options written	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward currency contracts	—	—	—	—	10
Swap contracts	—	—	—	—	—
Currency translations	(24)	—	(96)	(548)	(48)
	937,617	(438)	78,887	1,206,283	5,162
Net realized gain (loss) and unrealized appreciation (depreciation)	1,722,443	(434)	221,486	8,205,907	3,570
Net increase (decrease) in net assets resulting from operations	$1,900,984	$(421)	$251,111	$8,670,332	$11,218

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	280

Financial statements (continued)

Statements of operations for the year ended December 31, 2024 (continued)	(dollars in thousands)

	Capital Income Builder	Asset Allocation Fund	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$35,552	$261,143	$5,955	$1	$2
Affiliated issuers	5,545	167,815	1,770	82,065	9,491
	41,097	428,958	7,725	82,066	9,493
Interest from unaffiliated issuers	8,107	284,220	4,718	459,441	61,379
Securities lending income (net of fees)	31	291	5	—	—
	49,235	713,469	12,448	541,507	70,872
Fees and expenses[1]:
Investment advisory services	4,747	70,955	1,768	39,385	6,524
Distribution services	1,552	26,861	738	9,728	2,129
Insurance administrative services	1,540	15,998	352	3,246	208
Transfer agent services	— [2]	6	— [2]	2	— [2]
Administrative services	399	8,042	119	3,357	454
Accounting and administrative services	—	—	—	—	—
Reports to shareholders	13	252	6	118	16
Registration statement and prospectus	14	106	4	51	8
Trustees’ compensation	7	155	2	65	9
Auditing and legal	108	117	95	65	58
Custodian	80	203	86	110	240
Other	1	13	— [2]	6	1
Total fees and expenses before waivers/reimbursement	8,461	122,708	3,170	56,133	9,647
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	1,770	—	40	16,090	—
Miscellaneous fee reimbursement	—	—	—	—	—
Total waivers/reimbursement of fees and expenses	1,770	—	40	16,090	—
Total fees and expenses after waivers/reimbursement	6,691	122,708	3,130	40,043	9,647
Net investment income	42,544	590,761	9,318	501,464	61,225
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	25,496	1,965,383	16,713	(70,149)	(23,980)
Affiliated issuers	(938)	(27,937)	47	248	700
Options purchased (futures style)	—	—	11	—	158
Options written	—	—	31	—	975
Futures contracts	(1,041)	(18,108)	707	(66,722)	6,892
Forward currency contracts	—	—	(350)	6,627	(3,919)
Swap contracts	515	5,919	(310)	(4,450)	(3,082)
Currency transactions	(8)	121	(49)	(54)	(693)
Capital gain distributions received from affiliated issuers	—	—	—	—	—
	24,024	1,925,378	16,800	(134,500)	(22,949)
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	64,574	1,593,193	646	(116,105)	(59,611)
Affiliated issuers	228	(4,707)	(294)	260	(2,411)
Options written	—	—	—	—	(60)
Futures contracts	(3,434)	(10,100)	(585)	(88,520)	(7,830)
Forward currency contracts	—	—	(500)	2,723	(3,890)
Swap contracts	37	(1,212)	(266)	(5,452)	(5,743)
Currency translations	(80)	(398)	(66)	(94)	(527)
	61,325	1,576,776	(1,065)	(207,188)	(80,072)
Net realized gain (loss) and unrealized appreciation (depreciation)	85,349	3,502,154	15,735	(341,688)	(103,021)
Net increase (decrease) in net assets resulting from operations	$127,893	$4,092,915	$25,053	$159,776	$(41,796)

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

281	American Funds Insurance Series

Financial statements (continued)

Statements of operations for the year ended December 31, 2024 (continued)	(dollars in thousands)

	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund		U.S. Government Securities Fund	Managed Risk Growth Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$404	$—	$—		$—	$1,244
Affiliated issuers	1,402	—	—		—	4,717
	1,806	—	—		—	5,961
Interest from unaffiliated issuers	63,768	5,944	18,898		80,532	—
Securities lending income (net of fees)	—	—	—		—	—
	65,574	5,944	18,898		80,532	5,961
Fees and expenses[1]:
Investment advisory services	3,640	328	920		4,961	780
Distribution services	1,669	230	791		3,144	1,266
Insurance administrative services	324	128	130		880	1,299
Transfer agent services	— [2]	— [2]	—	[2]	— [2]	— [2]
Administrative services	270	33	107		504	—
Accounting and administrative services	—	—	—		—	65
Reports to shareholders	11	4	6		18	—
Registration statement and prospectus	7	3	4		10	9
Trustees’ compensation	5	— [2]	2		10	3
Auditing and legal	57	50	48		53	19
Custodian	17	13	1		28	6
Other	41	— [2]	—	[2]	1	10
Total fees and expenses before waivers/reimbursement	6,041	789	2,009		9,609	3,457
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	1,139	82	—		1,126	260
Miscellaneous fee reimbursement	—	—	—		—	—
Total waivers/reimbursement of fees and expenses	1,139	82	—		1,126	260
Total fees and expenses after waivers/reimbursement	4,902	707	2,009		8,483	3,197
Net investment income	60,672	5,237	16,889		72,049	2,764
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	3,610	(526)	—	[2]	(3,568)	(3,833)
Affiliated issuers	3	—	—		—	40,752
Options purchased (futures style)	—	—	—		—	—
Options written	—	7	—		478	—
Futures contracts	(128)	(570)	—		(3,003)	(9,409)
Forward currency contracts	—	—	—		—	—
Swap contracts	(396)	35	—		4,799	—
Currency transactions	5	—	—		—	69
Capital gain distributions received from affiliated issuers	—	—	—		—	10,033
	3,094	(1,054)	—	[2]	(1,294)	37,612
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	19,111	(2,162)	130		(28,584)	650
Affiliated issuers	5	—	—		—	68,894
Options written	—	—	—		343	—
Futures contracts	(85)	(1,341)	—		(25,735)	(18)
Forward currency contracts	—	—	—		—	—
Swap contracts	24	131	—		(1,261)	—
Currency translations	(27)	—	—		—	—
	19,028	(3,372)	130		(55,237)	69,526
Net realized gain (loss) and unrealized appreciation (depreciation)	22,122	(4,426)	130		(56,531)	107,138
Net increase (decrease) in net assets resulting from operations	$82,794	$811	$17,019		$15,518	$109,902

Refer to the end of the statements of operations for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	282

Financial statements (continued)

Statements of operations for the year ended December 31, 2024 (continued)	(dollars in thousands)

	Managed Risk International Fund	Managed Risk Washington Mutual Investors Fund	Managed Risk Growth-Income Fund	Managed Risk Asset Allocation Fund
Investment income:
Income (net of non-U.S. taxes1):
Dividends:
Unaffiliated issuers	$295	$802	$5,413	$5,183
Affiliated issuers	1,947	6,228	37,227	45,418
	2,242	7,030	42,640	50,601
Interest from unaffiliated issuers	—	—	—	—
Securities lending income (net of fees)	—	—	—	—
	2,242	7,030	42,640	50,601
Fees and expenses[1]:
Investment advisory services	184	492	3,352	3,134
Distribution services	302	814	701	5,198
Insurance administrative services	307	821	5,587	5,224
Transfer agent services	— [2]	— [2]	1	— [2]
Administrative services	—	—	—	—
Accounting and administrative services	57	61	100	97
Reports to shareholders	—	—	—	—
Registration statement and prospectus	5	7	26	29
Trustees’ compensation	1	2	13	12
Auditing and legal	18	19	21	22
Custodian	6	6	6	6
Other	— [2]	— [2]	— [2]	1
Total fees and expenses before waivers/reimbursement	880	2,222	9,807	13,723
Less waivers/reimbursement of fees and expenses:
Investment advisory services waivers	61	164	1,117	1,045
Miscellaneous fee reimbursement	47	7	—	—
Total waivers/reimbursement of fees and expenses	108	171	1,117	1,045
Total fees and expenses after waivers/reimbursement	772	2,051	8,690	12,678
Net investment income	1,470	4,979	33,950	37,923
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss)[1] on:
Investments in:
Unaffiliated issuers	(926)	(2,569)	(27,277)	(2,740)
Affiliated issuers	1,535	(614)	22,746	52,518
Options purchased (futures style)	—	—	—	—
Options written	—	—	—	—
Futures contracts	(3,158)	(3,311)	(1,527)	(10,626)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency transactions	10	27	212	76
Capital gain distributions received from affiliated issuers	—	2,242	79,172	84,687
	(2,539)	(4,225)	73,326	123,915
Net unrealized appreciation (depreciation)[1] on:
Investments in:
Unaffiliated issuers	105	388	4,781	316
Affiliated issuers	910	42,177	259,719	126,206
Options written	—	—	—	—
Futures contracts	140	(395)	(3,065)	(2,128)
Forward currency contracts	—	—	—	—
Swap contracts	—	—	—	—
Currency translations	—	—	—	—
	1,155	42,170	261,435	124,394
Net realized gain (loss) and unrealized appreciation (depreciation)	(1,384)	37,945	334,761	248,309
Net increase (decrease) in net assets resulting from operations	$86	$42,924	$368,711	$286,232

[1]	Additional information related to non-U.S. taxes and class-specific fees and expenses is included in the notes to financial statements.
[2]	Amount less than one thousand.
[3]	For the period November 15, 2024, commencement of operations, through December 31, 2024.

Refer to the notes to financial statements.

283	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	Global Growth Fund		Global Small Capitalization Fund		Growth Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$83,934	$69,987	$14,439	$13,170	$123,765	$172,421
Net realized gain (loss)	1,058,571	229,855	67,213	110,112	3,989,653	1,075,677
Net unrealized appreciation (depreciation)	(106,961)	1,183,746	(6,037)	339,201	7,880,200	10,184,557
Net increase (decrease) in net assets resulting from operations	1,035,544	1,483,588	75,615	462,483	11,993,618	11,432,655
Distributions paid to shareholders	(362,247)	(620,422)	(145,595)	(48,426)	(1,183,768)	(2,137,413)
Net capital share transactions	(305,156)	(108,638)	(124,117)	(172,404)	(2,405,717)	(892,780)
Total increase (decrease) in net assets	368,141	754,528	(194,097)	241,653	8,404,133	8,402,462
Net assets:
Beginning of year	7,690,182	6,935,654	3,184,556	2,942,903	39,298,810	30,896,348
End of year	$8,058,323	$7,690,182	$2,990,459	$3,184,556	$47,702,943	$39,298,810

	International Fund		New World Fund		Washington Mutual Investors Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$80,016	$93,802	$49,823	$47,669	$178,541	$187,985
Net realized gain (loss)	335,500	(166,257)	148,263	20,610	784,826	89,709
Net unrealized appreciation (depreciation)	(158,907)	1,106,146	26,354	413,836	937,617	1,300,455
Net increase (decrease) in net assets resulting from operations	256,609	1,033,691	224,440	482,115	1,900,984	1,578,149
Distributions paid to shareholders	(91,320)	(97,498)	(66,666)	(49,443)	(270,276)	(280,747)
Net capital share transactions	(557,783)	(476,762)	(124,462)	(138,169)	(851,035)	(454,761)
Total increase (decrease) in net assets	(392,494)	459,431	33,312	294,503	779,673	842,641
Net assets:
Beginning of year	7,179,012	6,719,581	3,378,287	3,083,784	10,286,341	9,443,700
End of year	$6,786,518	$7,179,012	$3,411,599	$3,378,287	$11,066,014	$10,286,341

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	284

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund		Growth-Income Fund
	Period ended December 31,	Year ended December 31,		Year ended December 31,
	2024*	2024	2023	2024	2023
Operations:
Net investment income (loss)	$13	$29,625	$33,421	$464,425	$514,726
Net realized gain (loss)	4	142,599	5,322	6,999,624	1,802,151
Net unrealized appreciation (depreciation)	(438)	78,887	302,180	1,206,283	5,849,685
Net increase (decrease) in net assets resulting from operations	(421)	251,111	340,923	8,670,332	8,166,562
Distributions paid to shareholders	(13)	(32,476)	(33,998)	(2,264,497)	(2,341,589)
Net capital share transactions	15,013	(191,651)	(170,988)	(2,602,817)	(1,355,964)
Total increase (decrease) in net assets	14,579	26,984	135,937	3,803,018	4,469,009
Net assets:
Beginning of year	—	1,861,335	1,725,398	37,451,976	32,982,967
End of year	$14,579	$1,888,319	$1,861,335	$41,254,994	$37,451,976

	International Growth and Income Fund		Capital Income Builder		Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$7,648	$7,699	$42,544	$40,324	$590,761	$579,492
Net realized gain (loss)	(1,592)	(10)	24,024	242	1,925,378	1,163,038
Net unrealized appreciation (depreciation)	5,162	38,198	61,325	63,347	1,576,776	1,605,426
Net increase (decrease) in net assets resulting from operations	11,218	45,887	127,893	103,913	4,092,915	3,347,956
Distributions paid to shareholders	(8,098)	(7,633)	(45,676)	(34,911)	(1,743,267)	(1,526,238)
Net capital share transactions	(9,047)	(10,671)	35,182	43,201	(949,298)	(936,962)
Total increase (decrease) in net assets	(5,927)	27,583	117,399	112,203	1,400,350	884,756
Net assets:
Beginning of year	328,580	300,997	1,251,269	1,139,066	25,685,330	24,800,574
End of year	$322,653	$328,580	$1,368,668	$1,251,269	$27,085,680	$25,685,330

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

285	American Funds Insurance Series

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	American Funds Global Balanced Fund		The Bond Fund of America		Capital World	Bond Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$9,318	$9,009	$501,464	$426,022	$61,225	$46,485
Net realized gain (loss)	16,800	(7,714)	(134,500)	(554,664)	(22,949)	(105,717)
Net unrealized appreciation (depreciation)	(1,065)	47,126	(207,188)	653,577	(80,072)	149,374
Net increase (decrease) in net assets resulting from operations	25,053	48,421	159,776	524,935	(41,796)	90,142
Distributions paid to shareholders	(7,048)	(50,940)	(475,626)	(382,616)	(33,915)	—
Net capital share transactions	(14,487)	23,523	474,834	644,513	(16,393)	(31,695)
Total increase (decrease) in net assets	3,518	21,004	158,984	786,832	(92,104)	58,447
Net assets:
Beginning of year	388,764	367,760	11,007,914	10,221,082	1,540,341	1,481,894
End of year	$392,282	$388,764	$11,166,898	$11,007,914	$1,448,237	$1,540,341

	American High-Income Trust		American Funds Mortgage Fund		Ultra-Short Bond Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$60,672	$57,760	$5,237	$4,435	$16,889	$18,122
Net realized gain (loss)	3,094	(33,292)	(1,054)	(3,678)	— †	— †
Net unrealized appreciation (depreciation)	19,028	73,317	(3,372)	3,010	130	(50)
Net increase (decrease) in net assets resulting from operations	82,794	97,785	811	3,767	17,019	18,072
Distributions paid to shareholders	(59,402)	(58,266)	(5,001)	(3,960)	(17,633)	(17,531)
Net capital share transactions	34,726	2,772	7,230	18,941	(33,462)	(60,048)
Total increase (decrease) in net assets	58,118	42,291	3,040	18,748	(34,076)	(59,507)
Net assets:
Beginning of year	873,845	831,554	107,791	89,043	372,754	432,261
End of year	$931,963	$873,845	$110,831	$107,791	$338,678	$372,754

Refer to the end of the statements of changes in net assets for footnotes.

Refer to the notes to financial statements.

American Funds Insurance Series	286

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	U.S. Government Securities Fund		Managed Risk Growth Fund		Managed Risk International Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$72,049	$57,199	$2,764	$2,083	$1,470	$1,506
Net realized gain (loss)	(1,294)	(96,180)	37,612	(30,059)	(2,539)	(17,554)
Net unrealized appreciation (depreciation)	(55,237)	81,462	69,526	129,616	1,155	23,557
Net increase (decrease) in net assets resulting from operations	15,518	42,481	109,902	101,640	86	7,509
Distributions paid to shareholders	(73,267)	(55,687)	(2,419)	(111,683)	(1,561)	(10,852)
Net capital share transactions	353,747	36,513	(88,856)	63,436	(8,399)	1,591
Total increase (decrease) in net assets	295,998	23,307	18,627	53,393	(9,874)	(1,752)
Net assets:
Beginning of year	1,524,029	1,500,722	507,635	454,242	124,182	125,934
End of year	$1,820,027	$1,524,029	$526,262	$507,635	$114,308	$124,182

	Managed Risk Washington Mutual Investors Fund		Managed Risk Growth-Income Fund		Managed Risk Asset Allocation Fund
	Year ended December 31,		Year ended December 31,		Year ended December 31,
	2024	2023	2024	2023	2024	2023
Operations:
Net investment income (loss)	$4,979	$5,418	$33,950	$34,077	$37,923	$39,329
Net realized gain (loss)	(4,225)	(22,528)	73,326	24,747	123,915	47,040
Net unrealized appreciation (depreciation)	42,170	46,582	261,435	260,383	124,394	116,167
Net increase (decrease) in net assets resulting from operations	42,924	29,472	368,711	319,207	286,232	202,536
Distributions paid to shareholders	(5,475)	(47,987)	(65,908)	(297,374)	(69,126)	(287,115)
Net capital share transactions	(39,434)	19,234	(313,193)	63,979	(294,452)	(1,697)
Total increase (decrease) in net assets	(1,985)	719	(10,390)	85,812	(77,346)	(86,276)
Net assets:
Beginning of year	324,191	323,472	2,187,256	2,101,444	2,103,196	2,189,472
End of year	$322,206	$324,191	$2,176,866	$2,187,256	$2,025,850	$2,103,196

*	For the period November 15, 2024, commencement of operations, through December 31, 2024.
†	Amount less than one thousand.

Refer to the notes to financial statements.

287	American Funds Insurance Series

Notes to financial statements

1.	Organization

American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company with 42 different funds ("the funds"), including 24 funds in the series covered in this report. The other 18 funds in the series are covered in separate reports. Thirteen funds in the series are covered in the American Funds Insurance Series - Target Date Series report and five funds in the series are covered in the American Funds Insurance Series - Portfolio Series report. The assets of each fund are segregated, with each fund accounted for separately. Capital Research and Management Company (“CRMC”) is the series’ investment adviser. Milliman Financial Risk Management LLC (“Milliman FRM”) is the subadviser for the risk management strategy for eight of the funds (the “managed risk funds”), five of which are covered in this report.

The managed risk funds covered in this report are Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund. The managed risk funds invest in other funds within the series (the “underlying funds”) and employ Milliman FRM to implement the risk management strategy, which consists of using hedging instruments — primarily exchange-traded options and futures contracts — to attempt to stabilize the volatility of the funds around target volatility levels and reduce the downside exposure of the funds during periods of significant market declines.

Shareholders approved a proposal to reorganize the series from a Massachusetts business trust to a Delaware statutory trust. The series reserved the right to delay implementing the reorganization and has elected to do so.

The investment objective(s) for each fund covered in this report are as follows:

Global Growth Fund — To provide long-term growth of capital.

Global Small Capitalization Fund — To provide long-term growth of capital.

Growth Fund — To provide growth of capital.

International Fund — To provide long-term growth of capital.

New World Fund — To provide long-term capital appreciation.

Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

U.S. Small and Mid Cap Equity Fund — To provide capital appreciation.

Capital World Growth and Income Fund — To provide long-term growth of capital while providing current income.

Growth-Income Fund — To achieve long-term growth of capital and income.

International Growth and Income Fund — To provide long-term growth of capital while providing current income.

Capital Income Builder — The two primary objectives are (1) to provide a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide a growing stream of income over the years. The secondary objective is to provide growth of capital.

Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term.

American Funds Global Balanced Fund — Seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.

The Bond Fund of America — To provide as high a level of current income as is consistent with the preservation of capital.

Capital World Bond Fund — To provide, over the long term, a high level of total return consistent with prudent investment management.

American Funds Insurance Series	288

American High-Income Trust — The primary objective is to provide a high level of current income. The secondary objective is capital appreciation.

American Funds Mortgage Fund —To provide current income and preservation of capital.

Ultra-Short Bond Fund — To provide current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.

U.S. Government Securities Fund— To provide a high level of current income consistent with prudent investment risk and preservation of capital.

Managed Risk Growth Fund — To provide growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk International Fund — To provide long-term growth of capital while seeking to manage volatility and provide downside protection.

Managed Risk Washington Mutual Investors Fund — To produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing, in each case while seeking to manage volatility and provide downside protection.

Managed Risk Growth-Income Fund — To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection.

Managed Risk Asset Allocation Fund — To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.

Each fund in the series, except the managed risk funds, offers either four or five share classes (Classes 1, 1A, 2, 3 or 4); the managed risk funds offer two share classes (Classes P1 and P2). Holders of all share classes of each fund have equal pro rata rights to assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class of each fund.

2.	Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Operating segments — In the reporting period, the funds adopted FASB Accounting Standards Update 2023-07, Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect each fund’s financial position or the results of its operations. Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.

289	American Funds Insurance Series

Security transactions and related investment income — Security transactions are recorded by each fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, each fund will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Fees and expenses —The fees and expenses of the underlying funds held by the managed risk funds are not included in the fees and expenses reported for each of the managed risk funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3.	Valuation

CRMC, the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.

American Funds Insurance Series	290

Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset value of each share class of each managed risk fund is calculated based on the reported net asset values of the underlying funds in which each fund invests.

Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilites, and terms of the contract.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by the series’ investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

291	American Funds Insurance Series

Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.

Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities.

The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of December 31, 2024 (dollars in thousands):

Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,487,343	$711,927	$—	$2,199,270
Consumer discretionary	642,075	552,235	—	1,194,310
Industrials	559,798	580,927	—	1,140,725
Financials	565,499	498,736	—	1,064,235
Health care	686,482	269,662	—	956,144
Communication services	334,945	127,776	—	462,721
Consumer staples	137,132	115,153	—	252,285
Energy	169,344	47,477	—	216,821
Materials	133,295	33,070	—	166,365
Utilities	11,389	33,303	—	44,692
Real estate	—	38,629	—	38,629
Preferred securities	—	19,900	—	19,900
Short-term securities	283,581	—	—	283,581
Total	$5,010,883	$3,028,795	$—	$8,039,678
American Funds Insurance Series	292

Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$309,220	$400,378	$—	$709,598
Consumer discretionary	329,123	159,125	—	488,248
Health care	304,095	144,210	—	448,305
Information technology	314,655	95,734	550	410,939
Financials	181,881	190,578	—	372,459
Materials	66,454	55,260	—	121,714
Communication services	48,513	63,880	—	112,393
Real estate	21,552	52,722	—	74,274
Utilities	25,374	27,126	—	52,500
Energy	42,777	7,571	—	50,348
Consumer staples	17,442	29,808	—	47,250
Preferred securities	7,625	—	14,859	22,484
Rights & warrants	—	2	—	2
Convertible bonds & notes	—	6,121	—	6,121
Short-term securities	36,633	77,846	—	114,479
Total	$1,705,344	$1,310,361	$15,409	$3,031,114

Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$10,755,773	$622,388	$4,638	$11,382,799
Communication services	9,466,629	—	—	9,466,629
Consumer discretionary	7,293,512	331,235	—	7,624,747
Health care	5,397,837	167,039	31,351	5,596,227
Industrials	4,946,271	121,213	720	5,068,204
Financials	3,860,105	46,808	—	3,906,913
Energy	1,312,125	—	—	1,312,125
Consumer staples	1,041,167	—	2,534	1,043,701
Materials	683,638	23,193	—	706,831
Utilities	288,635	—	—	288,635
Real estate	234,933	—	—	234,933
Preferred securities	—	—	120,267	120,267
Rights & warrants	—	—	13,740	13,740
Convertible stocks	5,237	—	685	5,922
Short-term securities	1,064,672	—	—	1,064,672
Total	$46,350,534	$1,311,876	$173,935	$47,836,345
293	American Funds Insurance Series

International Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Industrials	$21,455	$1,378,439	$—		$1,399,894
Information technology	205,535	778,031	6,168		989,734
Consumer discretionary	270,372	479,401	—		749,773
Financials	167,127	581,157	—		748,284
Health care	—	730,437	—		730,437
Materials	344,403	367,198	—		711,601
Communication services	71,870	387,745	—		459,615
Energy	117,865	157,096	—		274,961
Consumer staples	—	216,384	—		216,384
Utilities	—	68,103	—		68,103
Real estate	—	18,382	—		18,382
Preferred securities	—	23,220	564		23,784
Rights & warrants	—	—	—	*	—	*
Short-term securities	397,722	—	—		397,722
Total	$1,596,349	$5,185,593	$6,732		$6,788,674

*	Amount less than one thousand.

New World Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$249,921	$359,731	$493		$610,145
Financials	134,094	446,535	—	*	580,629
Consumer discretionary	156,167	247,936	—		404,103
Industrials	70,760	294,884	—		365,644
Communication services	143,864	196,200	—		340,064
Health care	111,990	182,387	—		294,377
Consumer staples	36,636	190,869	—		227,505
Materials	107,637	74,894	—	*	182,531
Energy	28,238	59,543	—	*	87,781
Real estate	6,488	47,520	—		54,008
Utilities	958	45,467	—		46,425
Preferred securities	5,737	8,374	6,190		20,301
Convertible stocks	232	—	—		232
Bonds, notes & other debt instruments	—	120,713	—		120,713
Short-term securities	107,073	1,668	—		108,741
Total	$1,159,795	$2,276,721	$6,683		$3,443,199

		Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$56	$—	$—	$56
Unrealized appreciation on open forward currency contracts	—	220	—	220
Liabilities:
Unrealized depreciation on futures contracts	(45)	—	—	(45)
Unrealized depreciation on open forward currency contracts	—	(140)	—	(140)
Unrealized depreciation on bilateral interest rate swaps	—	(99)	—	(99)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5)	—	(5)
Total	$11	$(24)	$—	$(13)

*	Amount less than one thousand.
†	Futures contracts, forward currency contracts and interest rate swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series	294

Washington Mutual Investors Fund

As of December 31, 2024, all of the fund’s investment securities were classified as Level 1.

U.S. Small and Mid Cap Equity Fund

As of December 31, 2024, all of the fund’s investment securities were classified as Level 1.

Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$312,786	$118,839	$—		$431,625
Industrials	122,680	146,499	—		269,179
Financials	137,551	120,882	—	*	258,433
Health care	154,547	49,995	—		204,542
Consumer discretionary	135,493	54,005	—		189,498
Communication services	93,958	46,377	—		140,335
Consumer staples	59,618	43,081	—		102,699
Materials	55,842	41,017	—		96,859
Energy	70,156	15,492	—		85,648
Utilities	18,502	17,048	—		35,550
Real estate	13,149	4,461	—		17,610
Preferred securities	567	1,184	—		1,751
Convertible stocks	2,251	—	—		2,251
Bonds, notes & other debt instruments	—	1,936	—		1,936
Short-term securities	56,217	—	—		56,217
Total	$1,233,317	$660,816	$—	*	$1,894,133

*	Amount less than one thousand.

Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$9,621,269	$154,231	$—	$9,775,500
Industrials	5,442,835	306,326	—	5,749,161
Health care	5,225,915	196,551	—	5,422,466
Financials	4,522,594	96,952	—	4,619,546
Consumer discretionary	3,958,994	313,488	—	4,272,482
Communication services	4,126,110	82,669	—	4,208,779
Energy	1,398,919	—	—	1,398,919
Consumer staples	820,500	574,202	—	1,394,702
Materials	1,294,024	—	—	1,294,024
Real estate	911,665	—	—	911,665
Utilities	804,179	—	—	804,179
Bonds, notes & other debt instruments	—	989	—	989
Short-term securities	1,519,395	—	—	1,519,395
Total	$39,646,399	$1,725,408	$—	$41,371,807
295	American Funds Insurance Series

International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$5,340	$59,328	$—	*	$64,668
Industrials	8,081	38,831	—		46,912
Information technology	5,357	39,644	—		45,001
Consumer discretionary	4,700	29,100	—		33,800
Consumer staples	5,397	26,361	—		31,758
Communication services	2,502	21,858	—		24,360
Health care	759	20,591	—		21,350
Energy	5,184	9,869	—	*	15,053
Materials	6,175	7,879	—	*	14,054
Utilities	1,123	5,973	—		7,096
Real estate	661	4,973	—		5,634
Preferred securities	—	252	—		252
Short-term securities	12,043	—	—		12,043
Total	$57,322	$264,659	$—	*	$321,981

		Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on open forward currency contracts	$—	$10	$—	$10

*	Amount less than one thousand.
†	Forward currency contracts are not included in the fund’s investment portfolio.

Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Financials	$115,203	$85,277	$—	*	$200,480
Information technology	120,216	36,995	—		157,211
Health care	95,881	35,715	—		131,596
Industrials	69,290	59,945	—		129,235
Consumer staples	68,387	41,241	—		109,628
Utilities	48,759	33,640	—		82,399
Energy	54,808	14,008	—		68,816
Consumer discretionary	41,289	24,573	—		65,862
Real estate	47,308	6,662	—		53,970
Communication services	17,344	17,765	—		35,109
Materials	21,105	11,911	—		33,016
Convertible stocks	2,136	—	—		2,136
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	98,486	94		98,580
U.S. Treasury bonds & notes	—	58,335	—		58,335
Corporate bonds, notes & loans	—	31,718	298		32,016
Asset-backed obligations	—	16,512	—		16,512
Bonds & notes of governments & government agencies outside the U.S.	—	529	—		529
Municipals	—	346	—		346
Investment funds	30,920	—	—		30,920
Short-term securities	70,654	—	—		70,654
Total	$803,300	$573,658	$392		$1,377,350

Refer to the end of the tables for footnotes.

American Funds Insurance Series	296

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$115	$—	$—	$115
Unrealized appreciation on centrally cleared interest rate swaps	—	471	—	471
Liabilities:
Unrealized depreciation on futures contracts	(1,093)	—	—	(1,093)
Total	$(978)	$471	$—	$(507)

*	Amount less than one thousand.
†	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3		Total
Assets:
Common stocks:
Information technology	$4,405,207	$25,241	$—		$4,430,448
Financials	3,273,178	—	—	*	3,273,178
Health care	2,152,769	71,894	16,254		2,240,917
Consumer discretionary	1,972,587	80,440	—	*	2,053,027
Industrials	1,581,544	109,595	—		1,691,139
Communication services	1,471,872	—	—		1,471,872
Materials	1,211,354	—	1,629		1,212,983
Consumer staples	918,897	50,598	—		969,495
Energy	581,604	—	1,941		583,545
Real estate	285,307	—	—		285,307
Utilities	48,459	—	—		48,459
Preferred securities	—	—	792		792
Rights & warrants	45	—	—	*	45
Convertible stocks	10,260	—	49		10,309
Convertible bonds & notes	—	1,690	—		1,690
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	2,757,207	—		2,757,207
U.S. Treasury bonds & notes	—	1,729,993	—		1,729,993
Corporate bonds, notes & loans	—	1,670,752	8,727		1,679,479
Asset-backed obligations	—	658,563	5,930		664,493
Bonds & notes of governments & government agencies outside the U.S.	—	37,548	—		37,548
Municipals	—	23,607	—		23,607
Investment funds	1,368,034	—	—		1,368,034
Short-term securities	855,747	—	—		855,747
Total	$20,136,864	$7,217,128	$35,322		$27,389,314

		Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,065	$—	$—	$5,065
Unrealized appreciation on centrally cleared credit default swaps	—	147	—	147
Liabilities:
Unrealized depreciation on futures contracts	(7,989)	—	—	(7,989)
Unrealized depreciation on centrally cleared interest rate swaps	—	(119)	—	(119)
Unrealized depreciation on centrally cleared credit default swaps	—	(4)	—	(4)
Total	$(2,924)	$24	$—	$(2,900)

*	Amount less than one thousand.
†	Futures contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
297	American Funds Insurance Series

American Funds Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$38,420	$8,015	$—	$46,435
Health care	24,842	9,211	—	34,053
Industrials	20,665	13,375	—	34,040
Financials	14,009	19,202	—	33,211
Consumer discretionary	15,322	7,161	—	22,483
Communication services	19,666	365	—	20,031
Consumer staples	3,703	14,716	—	18,419
Materials	11,539	2,855	—	14,394
Utilities	10,403	2,728	—	13,131
Energy	7,450	2,044	—	9,494
Real estate	—	2,818	—	2,818
Preferred securities	—	241	—	241
Convertible stocks	1,379	—	—	1,379
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	52,207	—	52,207
Corporate bonds, notes & loans	—	24,847	—	24,847
Mortgage-backed obligations	—	23,017	—	23,017
U.S. Treasury bonds & notes	—	17,351	—	17,351
Other bonds & notes	—	1,212	—	1,212
Investment funds	3,953	—	—	3,953
Short-term securities	22,187	849	—	23,036
Total	$193,538	$202,214	$—	$395,752

		Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$77	$—	$—	$77
Unrealized appreciation on open forward currency contracts	—	327	—	327
Unrealized appreciation on centrally cleared interest rate swaps	—	43	—	43
Unrealized appreciation on centrally cleared credit default swaps	—	1	—	1
Liabilities:
Unrealized depreciation on futures contracts	(315)	—	—	(315)
Unrealized depreciation on open forward currency contracts	—	(509)	—	(509)
Unrealized depreciation on centrally cleared interest rate swaps	—	(44)	—	(44)
Unrealized depreciation on bilateral interest rate swaps	—	(325)	—	(325)
Unrealized depreciation on centrally cleared credit default swaps	—	(5)	—	(5)
Total	$(238)	$(512)	$—	$(750)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$4,420,285	$1,395	$4,421,680
Corporate bonds, notes & loans	—	3,228,931	8,635	3,237,566
U.S. Treasury bonds & notes	—	1,990,936	—	1,990,936
Asset-backed obligations	—	668,963	8,590	677,553
Municipals	—	166,195	—	166,195
Bonds & notes of governments & government agencies outside the U.S.	—	80,876	—	80,876
Federal agency bonds & notes	—	11,617	—	11,617
Common stocks	—	16	—	16
Short-term securities	730,121	—	—	730,121
Total	$730,121	$10,567,819	$18,620	$11,316,560
American Funds Insurance Series	298

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$12,596	$—	$—	$12,596
Unrealized appreciation on open forward currency contracts	—	3,223	—	3,223
Unrealized appreciation on centrally cleared interest rate swaps	—	6,274	—	6,274
Unrealized appreciation on centrally cleared credit default swaps	—	14	—	14
Liabilities:
Unrealized depreciation on futures contracts	(42,846)	—	—	(42,846)
Unrealized depreciation on open forward currency contracts	—	(1,396)	—	(1,396)
Unrealized depreciation on centrally cleared interest rate swaps	—	(1,231)	—	(1,231)
Unrealized depreciation on bilateral interest rate swaps	—	(11,623)	—	(11,623)
Total	$(30,250)	$(4,739)	$—	$(34,989)

*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

Capital World Bond Fund

	Investment securities
	Level 1	Level 2		Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$272,236		$—	$272,236
Japanese yen	—	115,538		—	115,538
British pounds	—	64,514		—	64,514
Chinese yuan renminbi	—	46,244		—	46,244
Canadian dollars	—	28,761		—	28,761
Indonesian rupiah	—	28,661		—	28,661
South Korean won	—	26,408		—	26,408
Brazilian reais	—	25,223		—	25,223
Australian dollars	—	23,449		—	23,449
Mexican pesos	—	14,629		—	14,629
Indian rupees	—	7,856		—	7,856
New Zealand dollars	—	7,163		—	7,163
Danish kroner	—	6,003		—	6,003
Turkish lira	—	5,349		—	5,349
Norwegian kroner	—	3,913		—	3,913
Polish zloty	—	3,330		—	3,330
Chilean pesos	—	2,499		—	2,499
Malaysian ringgits	—	2,302		—	2,302
Romanian leu	—	1,038		—	1,038
Colombian pesos	—	969		—	969
South African rand	—	426		—	426
Ukrainian hryvnia	—	6		—	6
U.S. dollars	—	701,980		796	702,776
Preferred securities	—	—		84	84
Common stocks	62	—		1,832	1,894
Investment funds	21,147	—		—	21,147
Short-term securities	23,214	12,797		—	36,011
Options purchased on futures (equity style)	1	—		—	1
Options purchased on foreign currency (equity style)	—	—	†	—	—	†
Total	$44,424	$1,401,294		$2,712	$1,448,430

Refer to the end of the tables for footnotes.

299	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,756	$—	$—	$1,756
Unrealized appreciation on open forward currency contracts	—	5,127	—	5,127
Unrealized appreciation on centrally cleared interest rate swaps	—	711	—	711
Liabilities:
Value of options written	—	(79)	—	(79)
Unrealized depreciation on futures contracts	(3,684)	—	—	(3,684)
Unrealized depreciation on open forward currency contracts	—	(5,184)	—	(5,184)
Unrealized depreciation on bilateral interest rate swaps	—	(5,937)	—	(5,937)
Unrealized depreciation on centrally cleared interest rate swaps	—	(771)	—	(771)
Unrealized depreciation on centrally cleared credit default swaps	—	(113)	—	(113)
Total	$(1,928)	$(6,246)	$—	$(8,174)

*	Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio. †Amount less than one thousand.

American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$801,475	$4,433	$805,908
U.S. Treasury bonds & notes	—	3,323	—	3,323
Mortgage-backed obligations	—	—	591	591
Municipals	—	425	—	425
Bonds & notes of governments & government agencies outside the U.S.	—	388	—	388
Convertible bonds & notes	—	391	—	391
Common stocks	29,335	802	29,619	59,756
Preferred securities	—	2,196	1,797	3,993
Rights & warrants	39	—	—	39
Short-term securities	45,641	—	—	45,641
Total	$75,015	$809,000	$36,440	$920,455

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$44	$—	$—	$44
Unrealized appreciation on centrally cleared credit default swaps	—	87	—	87
Liabilities:
Unrealized depreciation on futures contracts	(120)	—	—	(120)
Unrealized depreciation on centrally cleared credit default swaps	—	(43)	—	(43)
Total	$(76)	$44	$—	$(32)

[1]	Futures contracts and credit default swaps are not included in the investment portfolio.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the year ended December 31, 2024 (dollars in thousands):

	Beginning value at 1/1/2024	Transfers into Level 3[2]	Purchases	Sales	Net realized gain (loss)[3]	Unrealized appreciation (depreciation)[3]	Transfers out of Level 3[2]	Ending value at 12/31/2024
Investment securities	$37,049	$3,754	$5,925	$(1,158)	$188	$(7,362)	$(1,956)	$36,440

Net unrealized depreciation during the period on Level 3 investment securities held at December 31, 2024 $ (6,930)

[2]	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
[3]	Net realized gain and unrealized depreciation are included in the related amounts on investments in the fund’s statement of operations.
American Funds Insurance Series	300

Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):

	Value at 12/31/2024	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$5,024	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			De minimis	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	5%	5%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Indicative market quotation	Broker quote	Not applicable	Not applicable	Not applicable
Common stocks	29,619	Estimated recovery value	Expected proceeds	Not applicable	Not applicable	Not applicable
			Broker quote	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	20%	20%	Decrease
			De minimis	Not applicable	Not applicable	Not applicable
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount for uncertainty	3% - 11%	4%	Decrease
		Market comparables	EV/EBITDA multiple	6.4x	6.4x	Increase
			P/BV multiple	0.7x	0.7x	Increase
			Premium to P/BV multiple	30%	30%	Increase
			DLOM	8% - 15%	9%	Decrease
Preferred securities	1,797	Market comparables	EV/EBITDA multiple	5.1x	5.1x	Increase
			DLOM	15%	15%	Decrease
Rights & warrants	—[3]	Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
	$36,440

[1]	Weighted average is by relative fair value.
[2]	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
[3]	Amount less than one thousand.

Key to abbreviations and symbols

DLOM = Discount for lack of marketability

EBITDA = Earnings before interest, taxes, depreciation and amortization

EV = Enterprise value

P/BV = Price to book value

American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$93,753	$—	$93,753
U.S. Treasury bonds & notes	—	9,377	—	9,377
Asset-backed obligations	—	1,908	—	1,908
Short-term securities	—	9,730	—	9,730
Options purchased on futures (equity style)	17	—	—	17
Total	$17	$114,768	$—	$114,785
301	American Funds Insurance Series

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$160	$—	$—	$160
Unrealized appreciation on centrally cleared interest rate swaps	—	141	—	141
Liabilities:
Unrealized depreciation on futures contracts	(501)	—	—	(501)
Total	$(341)	$141	$—	$(200)

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Ultra-Short Bond Fund

As of December 31, 2024, all of the fund’s investment securities were classified as Level 2.

U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$992,473	$—	$992,473
U.S. Treasury bonds & notes	—	537,058	—	537,058
Federal agency bonds & notes	—	66,258	—	66,258
Short-term securities	—	263,809	—	263,809
Options purchased on futures (equity style)	247	—	—	247
Total	$247	$1,859,598	$—	$1,859,845

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,149	$—	$—	$3,149
Unrealized appreciation on centrally cleared interest rate swaps	—	19,323	—	19,323
Liabilities:
Unrealized depreciation on futures contracts	(10,066)	—	—	(10,066)
Unrealized depreciation on centrally cleared interest rate swaps	—	(5,531)	—	(5,531)
Total	$(6,917)	$13,792	$—	$6,875

*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.

Managed Risk Growth Fund

As of December 31, 2024, all of the fund’s investments were classified as Level 1.

Managed Risk International Fund

As of December 31, 2024, all of the fund’s investments were classified as Level 1.

Managed Risk Washington Mutual Investors Fund

As of December 31, 2024, all of the fund’s investments were classified as Level 1.

Managed Risk Growth-Income Fund

As of December 31, 2024, all of the fund’s investments were classified as Level 1.

Managed Risk Asset Allocation Fund

As of December 31, 2024, all of the fund’s investments were classified as Level 1.

American Funds Insurance Series	302

4.	Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by a fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations. These risks may be heightened in the case of smaller capitalization stocks.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasigovernmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not a fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of a fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by a fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.

Investing in income-oriented stocks — The value of a fund’s securities and income provided by a fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

303	American Funds Insurance Series

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. A fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. A fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating a fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by a fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage-or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from a fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in a fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

American Funds Insurance Series	304

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of a fund’s securities could cause the value of a fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which a fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause a fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for a fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. A fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce a fund’s returns and increase a fund’s price volatility. A fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).

Currency — The prices of, and the income generated by, many debt securities held by a fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of a fund’s securities denominated in such currencies would generally fall and vice versa.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as residential mortgage loans, home equity loans, mortgages on commercial buildings, consumer loans or receivables and equipment leases. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and a fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in a fund having to reinvest the proceeds in lower yielding securities, effectively reducing a fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing a fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in future delivery contracts — A fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve a fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase a fund’s market exposure, and the market price of the securities that the fund contracts to repurchase could drop below their purchase price. While a fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the fund may be reduced by engaging in such transactions. In addition, these transactions increase the turnover rate of a fund.

305	American Funds Insurance Series

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation-linked bonds may also reduce a fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to a fund.

Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets.

Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in repurchase agreements — Upon entering into a repurchase agreement, a fund purchases a security from a bank or broker-dealer, which simultaneously commits to repurchase the security within a specified time at the fund’s cost with interest. The security purchased by the fund constitutes collateral for the seller’s repurchase obligation. If the party agreeing to repurchase should default, the fund may seek to sell the security it holds as collateral. The fund may incur a loss if the value of the collateral securing the repurchase obligation falls below the repurchase price. The fund may also incur disposition costs and encounter procedural delays in connection with liquidating the collateral.

Interest rate risk — The values and liquidity of the securities held by a fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. A fund may invest in variable and floating rate securities. When a fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of a fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, a fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by a fund could cause the values of these securities to decline.

Asset allocation — A fund’s percentage allocation to equity securities, debt securities and money market instruments could cause the fund to underperform relative to relevant benchmarks and other funds with similar investment objectives.

Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.

American Funds Insurance Series	306

Management — The investment adviser to the funds actively manages the funds’ investments. Consequently, the funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives. Investing in the managed risk funds may involve additional risks including, but not limited to, those described below.

Fund structure — The managed risk funds invest in underlying funds and incur expenses related to those underlying funds. In addition, investors in the managed risk funds will incur fees to pay for certain expenses related to the operations of the managed risk funds. An investor holding the underlying fund directly would incur lower overall expenses but would not receive the benefit of the managed risk strategy. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of the fund.

Management — The managed risk funds are subject to the risk that the managed risk strategy or the methods employed by the subadviser in implementing the managed risk strategy may not produce the desired results. This could cause the managed risk funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Underlying fund risks — Because the managed risk funds’ investments consist of investments in underlying funds, the managed risk funds’ risks are directly related to the risks of the respective underlying fund in which each managed risk fund invests. For this reason, it is important to understand the risks associated with investing both in the managed risk fund and in each of the underlying funds.

Investing in options and futures contracts — In addition to the risks generally associated with investing in derivative instruments, options and futures contracts are subject to the creditworthiness of the clearing organizations, exchanges and, in the case of futures, futures commission merchants with which a fund transacts. While both options and futures contracts are generally liquid instruments, under certain market conditions, options and futures may be deemed to be illiquid. For example, a fund may be temporarily prohibited from closing out its position in an options or futures contract if intraday price change limits or limits on trading volume imposed by the applicable exchange are triggered. If a fund is unable to close out a position on an options or futures contract, the fund would remain subject to the risk of adverse price movements until the fund is able to close out the position in question. The ability of a fund to successfully utilize options and futures contracts may depend in part upon the ability of the fund’s investment adviser or subadviser to accurately forecast interest rates and other economic factors and to assess and predict the impact of such economic factors on the options and futures in which the fund invests. If the investment adviser or subadviser incorrectly forecasts economic developments or incorrectly predicts the impact of such developments on the options and futures in which it invests, a fund could suffer losses. Whereas the risk of loss on a put option purchased by the fund is limited to the initial cost of the option, the amount of a potential loss on a futures contract could greatly exceed the relatively small initial amount invested in entering the futures position.

Hedging — There may be imperfect or even negative correlation between the prices of the options and futures contracts in which a fund invests and the prices of the underlying securities or indexes which the fund seeks to hedge. For example, options and futures contracts may not provide an effective hedge because changes in options and futures contract prices may not track those of the underlying securities or indexes they are intended to hedge. In addition, there are significant differences between the securities market, on the one hand, and the options and futures markets, on the other, that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for options and futures, including technical influences in options and futures trading, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. In addition, the fund’s investment in exchange-traded options and futures and their resulting costs could limit the fund’s gains in rising markets relative to those of the underlying funds, or to those of unhedged funds in general.

307	American Funds Insurance Series

Short positions — The fund may suffer losses from short positions in futures contracts. Losses from short positions in futures contracts occur when the underlying index increases in value. As the underlying index increases in value, the holder of the short position in the corresponding futures contract is required to pay the difference in value of the futures contract resulting from the increase in the index on a daily basis. Losses from a short position in an index futures contract could potentially be very large if the value of the underlying index rises dramatically in a short period of time.

Nondiversification risk — As nondiversified funds, the managed risk funds have the ability to invest a larger percentage of their assets in the securities of a smaller number of issuers than diversified funds. To the extent that a managed risk fund invests a larger percentage of its assets in securities of one or more issuers, poor performance by these securities could have a greater adverse impact on the fund’s investment results.

5.	Certain investment techniques

Securities lending — Some of the funds have entered into securities lending transactions in which the funds earn income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under the securities lending agreement with the lending agent. The lending agent facilitates the exchange of securities between the lender and the borrower, generally provides protection from borrower default, marks to market the value of collateral daily, secures additional collateral from the borrower if it falls below preset terms, and may reinvest the collateral on behalf of the fund according to agreed parameters. The lending agent has indemnified the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if the borrower fails to return the securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote on proposals affecting them. The borrower is obligated to return the loaned security at the conclusion of the loan or, during the pendency of the loan, on demand from the fund.

The following table presents the value of the securities on loan, the type and value of collateral received and the value of the investment securities purchased, if any, from the cash collateral received by each fund (dollars in thousands):

		Collateral received
Funds	Value of investment securities on loan	Cash	U.S. government securities	Value of investment securities purchased
Global Growth Fund	$17	$8	$10	$7
Global Small Capitalization Fund	30,764	22,924	9,697	20,632
Growth Fund	20,610	21,119	—	19,007
International Fund	5,960	1,385	4,893	1,246
New World Fund	17,950	13,763	4,788	12,387
Washington Mutual Investors Fund	50,467	51,510	—	46,359
Capital World Growth and Income Fund	10,634	10,604	562	9,544
Growth-Income Fund	50,176	52,701	9	47,431
International Growth and Income Fund	440	410	45	369
Capital Income Builder	10,664	11,199	—	10,079

Investment securities purchased from cash collateral are disclosed in the investment portfolio as short-term securities. Securities received as collateral, if any, are not recognized as fund assets. The contractual maturity of collateral received under the securities lending agreement is classified as overnight and continuous.

American Funds Insurance Series	308

Index-linked bonds — Some of the funds have invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the financial highlights tables.

Loan transactions — Some of the funds have entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.

Short-term securities — The managed risk funds hold shares of State Street Institutional U.S. Government Money Market Fund, a cash management vehicle offered and managed by State Street Bank and Trust Company.

Unfunded commitments — Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust have participated in transactions that involve unfunded commitments, which may obligate each fund to purchase new or additional bonds and/or purchase additional shares of the applicable issuer if certain contingencies are met. As of December 31, 2024, the maximum exposure from these unfunded commitments for Asset Allocation Fund, Capital World Bond Fund and American High-Income Trust was $726,000, $3,000 and $1,158,000, respectively, which would represent less than 0.01% for Asset Allocation Fund and Capital World Bond Fund and 0.05% for American High-Income Trust, respectively, of the net assets of each fund should such commitments become due. Unrealized appreciation on these unfunded commitments was less than $1,000 for Asset Allocation Fund and Capital World Bond Fund, respectively, and $1,000 for American High-Income Trust, and is disclosed as unrealized appreciation on unfunded commitments in each fund’s statement of assets and liabilities. Unrealized appreciation is included in net unrealized appreciation (depreciation) on investments in unaffiliated issuers in each fund’s statement of operations.

Option contracts — Some of the funds have entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument or index underlying the option) at a specified exercise price. The writer of an option has the obligation, upon exercise of the option, to cash settle or deliver the underlying instrument or index upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying instrument or index and pay the exercise price (in the case of a put).

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the instrument underlying the option (or to deliver the cash value of the instrument or index underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or delivers the cash value of the index underlying the option) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.

The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying instrument (or the cash value of the index underlying the option) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying instrument or index with risk limited to the cost of the option if the price of the underlying instrument or index falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying instrument or index does not rise sufficiently to offset the cost of the option.

309	American Funds Insurance Series

The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying instrument or index if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.

Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities from unaffiliated issuers in each fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in each fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.

For futures style options, on a daily basis for both purchased and written options, the fund pays or receives variation margin based on the premium paid and the daily fluctuation in market value, and records variation margin in the statement of assets and liabilities. Realized gains or losses are recorded at the time the option contract is closed or expires. The net realized gains or losses and net unrealized appreciation or depreciation from futures style options are recorded in options purchased (futures style) in the fund’s statement of operations and statement of changes in net assets.

Option contracts can take different forms. Some of the funds have entered into the following types of options contracts:

Options on equity indexes — As part of their managed risk strategy, the managed risk funds will at times purchase put options on equity indexes in standardized contracts traded on foreign or domestic securities exchanges, boards of trade, or similar entities.

Options on futures — One of the funds has entered into options on future contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the purchaser of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date.

Futures contracts — Some of the funds have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. For the managed risk funds, futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

American Funds Insurance Series	310

Forward currency contracts — Some of the funds have entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The series’ investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.

On a daily basis, the series’ investment adviser values forward currency contracts based on the applicable exchange rates and records unrealized appreciation or depreciation for open forward currency contracts in each fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations.

Swap contracts — Some of the funds have entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the funds enter into bilaterally negotiated swap transactions, the funds will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.

Upon entering into a centrally cleared swap contract, the funds are required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the funds’ statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the funds’ statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The funds record realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the funds’ statement of operations.

Swap agreements can take different forms. Some of the funds have entered into the following types of swap agreements:

Interest rate swaps — Some of the funds have entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the funds or a portion of the funds’ portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark. In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the funds’ current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party.

311	American Funds Insurance Series

Credit default swap indices — Some of the funds have entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSIs”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.

The funds may enter into a CDSI transaction as either protection buyer or protection seller. If the funds are protection buyers, they would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the funds, as protection buyers, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As protection sellers, the funds would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the funds, coupled with the periodic payments previously received by the funds, may be less than the full notional value that the funds, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the funds. Furthermore, as protection sellers, the funds would effectively add leverage to their portfolio because it would have investment exposure to the notional amount of the swap transaction.

The following table presents the average month-end notional amounts of options on futures, options on foreign currencies, futures contracts, forward currency contracts, interest rate swaps and credit default swaps while held for each fund (dollars in thousands):

	Options on futures	Options on foreign currencies	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	Not applicable	$ 22,734	$ 21,389	$ 3,536	Not applicable
International Growth and Income Fund	Not applicable	Not applicable	Not applicable	652	Not applicable	Not applicable
Capital Income Builder	Not applicable	Not applicable	144,719	Not applicable	16,229	5,047*
Asset Allocation Fund	Not applicable	Not applicable	2,489,759	Not applicable	685,119	27,186
Global Balanced Fund	$10,100*	Not applicable	41,170	40,799	16,523	7,751
The Bond Fund of America	Not applicable	Not applicable	6,978,860	146,926	519,492	99,195
Capital World Bond Fund	195,005	$8,704	594,167	506,504	231,029	84,256
American High-Income Trust	Not applicable	Not applicable	46,788	Not applicable	Not applicable	14,936
American Funds Mortgage Fund	23,807	Not applicable	100,879	Not applicable	1,828	Not applicable
U.S. Government Securities Fund	743,513	Not applicable	1,957,325	Not applicable	1,060,899	Not applicable
Managed Risk Growth Fund	444,657	Not applicable	1,400	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	101,366	Not applicable	938	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	274,073	Not applicable	2,186	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	3,078,500	Not applicable	4,999	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	341,763	Not applicable	39,396	Not applicable	Not applicable	Not applicable

*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
American Funds Insurance Series	312

The following tables identify the location and fair value amounts on each fund’s statement of assets and liabilities and/or the effect on each fund’s statement of operations resulting from each fund’s use of options, futures contracts, forward currency contracts, interest rate swaps and/or credit default swaps as of, or for the year ended, December 31, 2024 (dollars in thousands):

New World Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$56	Unrealized depreciation[1]	$45
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	220	Unrealized depreciation on open forward currency contracts	140
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	5
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	99
			$276		$289

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(275)	Net unrealized appreciation (depreciation) on futures contracts	$32
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(195)	Net unrealized appreciation (depreciation) on forward currency contracts	193
Swap	Interest	Net realized gain (loss) on swap contracts	(225)	Net unrealized appreciation (depreciation) on swap contracts	(199)
			$(695)		$26

International Growth and Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	$10	Unrealized depreciation on open forward currency contracts	$—

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	$—	Net unrealized appreciation (depreciation) on forward currency contracts	$10

Refer to the end of the tables for footnotes.

313	American Funds Insurance Series

Capital Income Builder

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$115	Unrealized depreciation[1]	$1,093
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	471	Unrealized depreciation[1]	—
			$586		$1,093

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(1,041)	Net unrealized appreciation (depreciation) on futures contracts	$(3,434)
Swap	Interest	Net realized gain (loss) on swap contracts	(50)	Net unrealized appreciation (depreciation) on swap contracts	417
Swap	Credit	Net realized gain (loss) on swap contracts	565	Net unrealized appreciation (depreciation) on swap contracts	(380)
			$(526)		$(3,397)

Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$5,065	Unrealized depreciation[1]	$7,989
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	119
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	147	Unrealized depreciation[1]	4
			$5,212		$8,113

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(18,108)	Net unrealized appreciation (depreciation) on futures contracts	$(10,100)
Swap	Interest	Net realized gain (loss) on swap contracts	5,247	Net unrealized appreciation (depreciation) on swap contracts	(1,259)
Swap	Credit	Net realized gain (loss) on swap contracts	672	Net unrealized appreciation (depreciation) on swap contracts	47
			$(12,189)		$(11,312)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	314

American Funds Global Balanced Fund

		Assets			Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value		Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$77		Unrealized depreciation[1]	$315
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	327		Unrealized depreciation on open forward currency contracts	509
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	43		Unrealized depreciation[1]	44
Swap (bilateral)	Interest	Bilateral swaps, at value	—		Bilateral swaps, at value	325
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	[2]	Unrealized depreciation[1]	5
			$448			$1,198

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(6)	Net unrealized appreciation (depreciation) on investments	$—
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased	11	Net unrealized appreciation (depreciation) on options purchased	—
Options written (equity style)	Interest	Net realized gain (loss) on options written	31	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	707	Net unrealized appreciation (depreciation) on futures contracts	(585)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(350)	Net unrealized appreciation (depreciation) on forward currency contracts	(500)
Swap	Interest	Net realized gain (loss) on swap contracts	(430)	Net unrealized appreciation (depreciation) on swap contracts	(252)
Swap	Credit	Net realized gain (loss) on swap contracts	120	Net unrealized appreciation (depreciation) on swap contracts	(14)
			$83		$(1,351)

The Bond Fund of America

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$12,596	Unrealized depreciation[1]	$42,846
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	3,223	Unrealized depreciation on open forward currency contracts	1,396
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	6,274	Unrealized depreciation[1]	1,231
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	11,623
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	14	Unrealized depreciation[1]	—
			$22,107		$57,096

Refer to the end of the tables for footnotes.

315	American Funds Insurance Series

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(66,722)	Net unrealized appreciation (depreciation) on futures contracts	$(88,520)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	6,627	Net unrealized appreciation (depreciation) on forward currency contracts	2,723
Swap	Interest	Net realized gain (loss) on swap contracts	3,365	Net unrealized appreciation (depreciation) on swap contracts	(6,935)
Swap	Credit	Net realized gain (loss) on swap contracts	(7,815)	Net unrealized appreciation (depreciation) on swap contracts	1,483
			$(64,545)		$(91,249)

Capital World Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$1	Investment securities	$—
Options written (equity style)	Currency	Options written, at value	—	Options written, at value	79
Futures	Interest	Unrealized appreciation[1]	1,756	Unrealized depreciation[1]	3,684
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	5,127	Unrealized depreciation on open forward currency contracts	5,184
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	711	Unrealized depreciation[1]	771
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	5,937
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	—	Unrealized depreciation[1]	113
			$7,595		$15,768

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased	$158	Net unrealized appreciation (depreciation) on options purchased	$—
Options written (equity style)	Interest	Net realized gain (loss) on options written	975	Net unrealized appreciation (depreciation) on options written	(60)
Futures	Interest	Net realized gain (loss) on futures contracts	6,892	Net unrealized appreciation (depreciation) on futures contracts	(7,830)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(3,919)	Net unrealized appreciation (depreciation) on forward currency contracts	(3,890)
Swap	Interest	Net realized gain (loss) on swap contracts	(3,401)	Net unrealized appreciation (depreciation) on swap contracts	(5,112)
Swap	Credit	Net realized gain (loss) on swap contracts	319	Net unrealized appreciation (depreciation) on swap contracts	(631)
			$1,024		$(17,523)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	316

American High-Income Trust

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation[1]	$44	Unrealized depreciation[1]	$120
Swap (centrally cleared)	Credit	Unrealized appreciation[1]	87	Unrealized depreciation[1]	43
			$131		$163

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain (loss) on futures contracts	$(128)	Net unrealized appreciation (depreciation) on futures contracts	$(85)
Swap	Credit	Net realized gain (loss) on swap contracts	(396)	Net unrealized appreciation (depreciation) on swap contracts	24
			$(524)		$(61)

American Funds Mortgage Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$17	Investment securities	$—
Futures	Interest	Unrealized appreciation[1]	160	Unrealized depreciation[1]	501
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	141	Unrealized depreciation[1]	—
			$318		$501

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(6)	Net unrealized appreciation (depreciation) on investments	$(7)
Options written (equity style)	Interest	Net realized gain (loss) on options written	7	Net unrealized appreciation (depreciation) on options written	—
Futures	Interest	Net realized gain (loss) on futures contracts	(570)	Net unrealized appreciation (depreciation) on futures contracts	(1,341)
Swap	Interest	Net realized gain (loss) on swap contracts	35	Net unrealized appreciation (depreciation) on swap contracts	131
			$(534)		$(1,217)

Refer to the end of the tables for footnotes.

317	American Funds Insurance Series

U.S. Government Securities Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Interest	Investment securities	$247	Investment securities	$—
Futures	Interest	Unrealized appreciation[1]	3,149	Unrealized depreciation[1]	10,066
Swap (centrally cleared)	Interest	Unrealized appreciation[1]	19,323	Unrealized depreciation[1]	5,531
			$22,719		$15,597

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	$(773)	Net unrealized appreciation (depreciation) on investments	$(124)
Options written (equity style)	Interest	Net realized gain (loss) on options written	478	Net unrealized appreciation (depreciation) on options written	343
Futures	Interest	Net realized gain (loss) on futures contracts	(3,003)	Net unrealized appreciation (depreciation) on futures contracts	(25,735)
Swap	Interest	Net realized gain (loss) on swap contracts	4,799	Net unrealized appreciation (depreciation) on swap contracts	(1,261)
			$1,501		$(26,777)

Managed Risk Growth Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,702	Investment securities from unaffiliated issuers[3]	$—
Futures	Currency	Unrealized appreciation[1]	4	Unrealized depreciation[1]	—
Futures	Equity	Unrealized appreciation[1]	467	Unrealized depreciation[1]	(4)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(4)
			$2,173		$(8)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(3,833)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$650
Futures	Currency	Net realized gain (loss) on futures contracts	(125)	Net unrealized appreciation (depreciation) on futures contracts	4
Futures	Equity	Net realized gain (loss) on futures contracts	(9,305)	Net unrealized appreciation (depreciation) on futures contracts	73
Futures	Interest	Net realized gain (loss) on futures contracts	21	Net unrealized appreciation (depreciation) on futures contracts	(95)
			$(13,242)		$632

Refer to the end of the tables for footnotes.

American Funds Insurance Series	318

Managed Risk International Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$492	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	104	Unrealized depreciation[1]	—
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(3)
			$596		$(3)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(926)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$105
Futures	Equity	Net realized gain (loss) on futures contracts	(3,147)	Net unrealized appreciation (depreciation) on futures contracts	169
Futures	Interest	Net realized gain (loss) on futures contracts	(11)	Net unrealized appreciation (depreciation) on futures contracts	(29)
			$(4,084)		$245

Managed Risk Washington Mutual Investors Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$851	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(66)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(8)
			$851		$(74)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,569)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$388
Futures	Currency	Net realized gain (loss) on futures contracts	(55)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(3,239)	Net unrealized appreciation (depreciation) on futures contracts	(322)
Futures	Interest	Net realized gain (loss) on futures contracts	(17)	Net unrealized appreciation (depreciation) on futures contracts	(73)
			$(5,880)		$(7)

Refer to the end of the tables for footnotes.

319	American Funds Insurance Series

Managed Risk Growth-Income Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$8,473	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(992)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(25)
			$8,473		$(1,017)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(27,277)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$4,781
Futures	Currency	Net realized gain (loss) on futures contracts	(242)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(1,251)	Net unrealized appreciation (depreciation) on futures contracts	(2,900)
Futures	Interest	Net realized gain (loss) on futures contracts	(34)	Net unrealized appreciation (depreciation) on futures contracts	(165)
			$(28,804)		$1,716

Refer to the end of the tables for footnotes.

American Funds Insurance Series	320

Managed Risk Asset Allocation Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Equity	Investment securities from unaffiliated issuers[3]	$1,451	Investment securities from unaffiliated issuers[3]	$—
Futures	Equity	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(409)
Futures	Interest	Unrealized appreciation[1]	—	Unrealized depreciation[1]	(314)
			$1,451		$(723)

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Equity	Net realized gain (loss) on investments in unaffiliated issuers	$(2,740)	Net unrealized appreciation (depreciation) on investments in unaffiliated issuers	$316
Futures	Currency	Net realized gain (loss) on futures contracts	(122)	Net unrealized appreciation (depreciation) on futures contracts	—
Futures	Equity	Net realized gain (loss) on futures contracts	(10,161)	Net unrealized appreciation (depreciation) on futures contracts	(801)
Futures	Interest	Net realized gain (loss) on futures contracts	(343)	Net unrealized appreciation (depreciation) on futures contracts	(1,327)
			$(13,366)		$(1,812)

[1]	Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and/or centrally cleared credit default swaps as reported in the applicable table following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.
[2]	Amount less than one thousand.
[3]	Includes options purchased as reported in each fund’s investment portfolio.

Collateral — Some funds either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to securities lending and/or their use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and/or future delivery contracts. For securities lending, each participating fund receives collateral in exchange for lending investment securities. The lending agent may reinvest collateral from securities lending transactions according to agreed parameters. For options on equity indexes, options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the program calls for each participating fund to pledge collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral swaps, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the program calls for each participating fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by each participating fund, if any, is disclosed in each fund’s investment portfolio, and cash collateral pledged by each participating fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in each fund’s statement of assets and liabilities.

321	American Funds Insurance Series

Rights of offset — Funds that hold forward currency contracts, options on foreign currencies and bilateral swaps have enforceable master netting agreements with certain counterparties, where amounts payable by each party to the other in the same currency (with the same settlement date and with the same counterparty) are settled net of each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the funds do not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statements of assets and liabilities.

The following tables present each fund’s forward currency contracts, options on foreign currencies and bilateral swaps by counterparty that are subject to master netting agreements but that are not offset in the funds’ statements of assets and liabilities. The net amount column shows the impact of offsetting on the funds’ statement of assets and liabilities as of December 31, 2024, if close-out netting was exercised (dollars in thousands):

New World Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Barclays Bank PLC	$1	$(1)	$—	$—	$—
Citibank	15	(15)	—	—	—
Goldman Sachs	7	(7)	—	—	—
JPMorgan Chase	35	(34)	—	—	1
Morgan Stanley	50	—	—	—	50
Standard Chartered Bank	68	(18)	—	—	50
UBS AG	44	(19)	—	—	25
Total	$220	$(94)	$—	$—	$126
Liabilities:
Barclays Bank PLC	$64	$(1)	$—	$—	$63
BNP Paribas	1	—	—	—	1
Citibank	34	(15)	—	—	19
Goldman Sachs	67	(7)	—	—	60
HSBC Bank	2	—	—	—	2
JPMorgan Chase	34	(34)	—	—	—
Standard Chartered Bank	18	(18)	—	—	—
UBS AG	19	(19)	—	—	—
Total	$239	$(94)	$—	$—	$145

International Growth and Income Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
UBS AG	$10	$—	$—	$—	$10
Total	$10	$—	$—	$—	$10

Refer to the end of the tables for footnote.

American Funds Insurance Series	322

American Funds Global Balanced Fund

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
Counterparty	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$5	$(5)	$—	$—	$—
Barclays Bank PLC	1	(1)	—	—	—
BNP Paribas	3	(3)	—	—	—
Citibank	47	(47)	—	—	—
HSBC Bank	25	(11)	—	—	14
JPMorgan Chase	87	(4)	—	—	83
Morgan Stanley	57	(57)	—	—	—
Standard Chartered Bank	38	(24)	—	—	14
UBS AG	65	(65)	—	—	—
Total	$328	$(217)	$—	$—	$111
Liabilities:
Bank of America	$92	$(5)	$—	$—	$87
Bank of New York Mellon	8	—	—	—	8
Barclays Bank PLC	55	(1)	—	—	54
BNP Paribas	16	(3)	—	—	13
Citibank	63	(47)	—	—	16
Goldman Sachs	199	—	(199)	—	—
HSBC Bank	11	(11)	—	—	—
JPMorgan Chase	4	(4)	—	—	—
Morgan Stanley	262	(57)	—	—	205
Standard Chartered Bank	24	(24)	—	—	—
UBS AG	100	(65)	—	—	35
Total	$834	$(217)	$(199)	$—	$418

The Bond Fund of America

	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets	Available	Non-cash	Cash	Net
Counterparty	and liabilities	to offset	collateral*	collateral*	amount
Assets:
Citibank	$895	$—	$—	$(850)	$45
Morgan Stanley	521	(31)	—	(410)	80
UBS AG	1,807	(1,070)	(571)	—	166
Total	$3,223	$(1,101)	$(571)	$(1,260)	$291
Liabilities:
Bank of America	$567	$—	$(319)	$—	$248
Barclays Bank PLC	4,900	—	(4,849)	—	51
BNP Paribas	3,229	—	(3,229)	—	—
Goldman Sachs	3,222	—	(2,991)	—	231
Morgan Stanley	31	(31)	—	—	—
UBS AG	1,070	(1,070)	—	—	—
Total	$13,019	$(1,101)	$(11,388)	$—	$530

Refer to the end of the tables for footnote.

323	American Funds Insurance Series

Capital World Bond Fund

Counterparty	Gross amounts recognized in the	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement
	statement of assets and liabilities	Available to offset	Non-cash collateral*	Cash collateral*	Net amount
Assets:
Bank of America	$33	$(33)	$—	$—	$—
Barclays Bank PLC	23	(23)	—	—	—
BNP Paribas	85	(85)	—	—	—
Citibank	913	(216)	—	(697)	—
Goldman Sachs	44	(44)	—	—	—
HSBC Bank	944	(205)	—	(630)	109
JPMorgan Chase	1,096	—	(1,096)	—	—
Morgan Stanley	793	(793)	—	—	—
Standard Chartered Bank	420	(420)	—	—	—
UBS AG	776	(776)	—	—	—
Total	$5,127	$(2,595)	$(1,096)	$(1,327)	$109
Liabilities:
Bank of America	$1,449	$(33)	$(1,204)	$—	$212
Bank of New York Mellon	121	—	—	—	121
Barclays Bank PLC	1,101	(23)	(941)	—	137
BNP Paribas	136	(85)	—	—	51
Citibank	216	(216)	—	—	—
Goldman Sachs	3,720	(44)	(3,544)	—	132
HSBC Bank	205	(205)	—	—	—
Morgan Stanley	2,559	(793)	(1,631)	—	135
Standard Chartered Bank	478	(420)	—	—	58
UBS AG	1,212	(776)	(285)	—	151
Total	$11,197	$(2,595)	$(7,605)	$—	$997

*	Collateral is shown on a settlement basis.

American Funds Insurance Series	324

6.	Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2024, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds may file for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the year ended December 31, 2024, some of the funds recognized reclaims (net of fees and the effect of realized gain or loss from currency translations) and interest related to European court rulings as follows (dollars in thousands):

Fund	Reclaims	Fees	Interest
Global Growth Fund	$2,348	$155	$935
Growth Fund	1,817	123	931
New World Fund	900	50	553
Washington Mutual Investors Fund	32	—	2
Growth-Income Fund	132	—	50
International Growth and Income Fund	12	—	1

The reclaims and interest are included in dividend income and interest income, respectively, in each fund’s statements of operations. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The funds generally record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums and discounts and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

325	American Funds Insurance Series

Additional tax basis disclosures for each fund as of December 31, 2024, were as follows (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Undistributed ordinary income	$36,695	$—	$592,960	$2,838	$15,572	$91,745
Late year ordinary loss deferral	—	(5,889)	—	—	—	—
Undistributed long-term capital gains	1,032,377	65,722	3,442,300	—	137,294	720,853
Capital loss carryforward[1]	—	—	—	(206,867)	—	—
Capital loss carryforward utilized	—	—	—	333,805	—	—
Gross unrealized appreciation on investments	3,128,265	810,352	27,437,857	1,818,515	1,108,376	4,103,451
Gross unrealized depreciation on investments	(249,358)	(145,187)	(591,039)	(225,761)	(144,397)	(169,199)
Net unrealized appreciation (depreciation) on investments	2,878,907	665,165	26,846,818	1,592,754	963,979	3,934,252
Cost of investments	5,160,771	2,365,949	20,989,527	5,195,920	2,479,207	7,170,946
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	—	1	—	—	1	(1)

	U.S. Small	Capital World	Growth-	International Growth	Capital	Asset
	and Mid Cap	Growth and	Income	and Income	Income	Allocation
	Equity Fund	Income Fund	Fund	Fund	Builder	Fund
Undistributed ordinary income	$5	$4,026	$485,763	$1,421	$14,631	$274,951
Undistributed long-term capital gains	—	71,132	6,590,885	—	—	1,750,583
Capital loss carryforward[1]	—	—	—	(25,671)	(6,862)	—
Capital loss carryforward utilized	—	69,742	—	—	18,956	—
Gross unrealized appreciation on investments	283	709,601	17,555,327	68,401	289,059	8,126,096
Gross unrealized depreciation on investments	(721)	(65,723)	(233,601)	(23,915)	(38,257)	(775,545)
Net unrealized appreciation (depreciation) on investments	(438)	643,878	17,321,726	44,486	250,802	7,350,551
Cost of investments	14,964	1,250,255	24,050,081	277,505	1,126,041	20,037,194
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	(1)	—	—	1	(25)	2

Refer to the end of the tables for footnote.

American Funds Insurance Series	326

	American Funds Global Balanced Fund	The Bond Fund of America	Capital World Bond Fund	American High-Income Trust	American Funds Mortgage Fund	Ultra-Short Bond Fund
Undistributed ordinary income	$919	$96,579	$3,576	$10,769	$895	$2,554
Undistributed long-term capital gains	15,632	—	—	—	—	—
Capital loss carryforward[1]	—	(1,584,772)	(199,982)	(329,227)	(14,210)	(1)
Capital loss carryforward utilized	3,502	—	—	2,670	—	—
Gross unrealized appreciation on investments	68,678	98,481	20,754	46,007	919	33
Gross unrealized depreciation on investments	(18,543)	(418,089)	(133,529)	(35,790)	(2,823)	(10)
Net unrealized appreciation (depreciation) on investments	50,135	(319,608)	(112,775)	10,217	(1,904)	23
Cost of investments	344,684	11,609,138	1,553,090	911,635	116,489	341,138
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	(1)	—	(1)	—	(1)	1

	U.S.	Managed	Managed	Managed Risk Washington	Managed Risk	Managed Risk
	Government	Risk	Risk	Mutual	Growth-	Asset
	Securities	Growth	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$14,192	$3,030	$1,479	$4,678	$29,096	$34,222
Undistributed long-term capital gains	—	21,721	—	—	80,444	121,846
Capital loss carryforward[1]	(285,585)	—	(17,954)	(22,352)	—	—
Capital loss carryforward utilized	—	12,281	—	—	—	—
Gross unrealized appreciation on investments	33,808	154,662	12,181	65,731	438,778	164,475
Gross unrealized depreciation on investments	(75,752)	(99,488)	(23,465)	(27,103)	(88,157)	(32,472)
Net unrealized appreciation (depreciation) on investments	(41,944)	55,174	(11,284)	38,628	350,621	132,003
Cost of investments	1,908,664	471,462	125,279	283,469	1,823,430	1,893,639
Reclassification from (to) total distributable earnings/accumulated loss to (from) capital paid in on shares of beneficial interest	1	—	—	—	—	—

1 Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

Global Growth Fund

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$65,173	$99,126	$164,299	$36,245	$238,315	$274,560
Class 1A	319	536	855	148	1,195	1,343
Class 2	57,169	103,301	160,470	30,048	259,863	289,911
Class 4	12,745	23,878	36,623	4,681	49,927	54,608
Total	$135,406	$226,841	$362,247	$71,122	$549,300	$620,422
327	American Funds Insurance Series

Global Small Capitalization Fund

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$24,044	$21,820	$45,864	$4,595	$11,794	$16,389
Class 1A	120	119	239	12	59	71
Class 2	42,943	43,051	85,994	4,713	23,554	28,267
Class 4	6,428	7,070	13,498	76	3,623	3,699
Total	$73,535	$72,060	$145,595	$9,396	$39,030	$48,426

Growth Fund

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$121,696	$433,019	$554,715	$93,186	$861,352	$954,538
Class 1A	1,328	7,268	8,596	926	13,243	14,169
Class 2	72,492	433,759	506,251	58,531	924,799	983,330
Class 3	1,123	5,725	6,848	883	11,837	12,720
Class 4	9,370	97,988	107,358	5,132	167,524	172,656
Total	$206,009	$977,759	$1,183,768	$158,658	$1,978,755	$2,137,413

International Fund

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$46,267	$—	$46,267	$50,154	$—	$50,154
Class 1A	157	—	157	150	—	150
Class 2	40,220	—	40,220	42,608	—	42,608
Class 3	191	—	191	219	—	219
Class 4	4,485	—	4,485	4,367	—	4,367
Total	$91,320	$—	$91,320	$97,498	$—	$97,498

New World Fund

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$29,713	$8,227	$37,940	$28,772	$—	$28,772
Class 1A	167	49	216	146	—	146
Class 2	11,293	3,828	15,121	11,303	—	11,303
Class 4	9,604	3,785	13,389	9,222	—	9,222
Total	$50,777	$15,889	$66,666	$49,443	$—	$49,443
American Funds Insurance Series	328

Washington Mutual Investors Fund

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$111,395	$50,394	$161,789	$118,356	$52,370	$170,726
Class 1A	426	202	628	338	194	532
Class 2	46,990	24,567	71,557	51,574	26,108	77,682
Class 4	23,694	12,608	36,302	20,772	11,035	31,807
Total	$182,505	$87,771	$270,276	$191,040	$89,707	$280,747

U.S. Small and Mid Cap Equity Fund

	For the period November 15, 2024[2] to
	December 31, 2024
Share class	Ordinary income		Long-term capital gains	Total distributions paid
Class 1	$—	[3]	$—	$—	[3]
Class 1A	—	[3]	—	—	[3]
Class 2	—	[3]	—	—	[3]
Class 4	13		—	13
Total	$13		$—	$13

Capital World Growth and Income Fund

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,350	$—	$11,350	$11,646	$—	$11,646
Class 1A	144	—	144	125	—	125
Class 2	17,039	—	17,039	18,495	—	18,495
Class 4	3,943	—	3,943	3,732	—	3,732
Total	$32,476	$—	$32,476	$33,998	$—	$33,998

Growth-Income Fund

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$338,365	$1,023,186	$1,361,551	$327,645	$1,077,919	$1,405,564
Class 1A	495	1,702	2,197	440	1,649	2,089
Class 2	163,135	597,677	760,812	164,035	642,837	806,872
Class 3	1,879	6,513	8,392	1,848	6,857	8,705
Class 4	26,050	105,495	131,545	22,003	96,356	118,359
Total	$529,924	$1,734,573	$2,264,497	$515,971	$1,825,618	$2,341,589

Refer to the end of the tables for footnotes.

329	American Funds Insurance Series

International Growth and Income Fund

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$461	$—	$461	$394	$—	$394
Class 1A	156	—	156	151	—	151
Class 2	3,897	—	3,897	3,949	—	3,949
Class 4	3,584	—	3,584	3,139	—	3,139
Total	$8,098	$—	$8,098	$7,633	$—	$7,633

Capital Income Builder

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$25,390	$—	$25,390	$19,561	$—	$19,561
Class 1A	397	—	397	290	—	290
Class 2	575	—	575	410	—	410
Class 4	19,314	—	19,314	14,650	—	14,650
Total	$45,676	$—	$45,676	$34,911	$—	$34,911

Asset Allocation Fund

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$374,078	$678,739	$1,052,817	$364,001	$578,217	$942,218
Class 1A	848	1,422	2,270	663	1,038	1,701
Class 2	92,429	187,595	280,024	91,196	163,182	254,378
Class 3	693	1,326	2,019	644	1,097	1,741
Class 4	127,247	278,890	406,137	111,055	215,145	326,200
Total	$595,295	$1,147,972	$1,743,267	$567,559	$958,679	$1,526,238

American Funds Global Balanced Fund

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,963	$—	$1,963	$1,780	$11,386	$13,166
Class 1A	64	—	64	43	310	353
Class 2	2,714	—	2,714	2,558	18,886	21,444
Class 4	2,307	—	2,307	1,750	14,227	15,977
Total	$7,048	$—	$7,048	$6,131	$44,809	$50,940

Refer to the end of the tables for footnotes.

American Funds Insurance Series	330

The Bond Fund of America

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$305,561	$—	$305,561	$246,119	$—	$246,119
Class 1A	8,909	—	8,909	8,577	—	8,577
Class 2	115,243	—	115,243	97,823	—	97,823
Class 4	45,913	—	45,913	30,097	—	30,097
Total	$475,626	$—	$475,626	$382,616	$—	$382,616

Capital World Bond Fund

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$15,387	$—	$15,387	$—	$—	$—
Class 1A	983	—	983	—	—	—
Class 2	16,410	—	16,410	—	—	—
Class 4	1,135	—	1,135	—	—	—
Total	$33,915	$—	$33,915	$—	$—	$—

American High-Income Trust

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$15,191	$—	$15,191	$15,308	$—	$15,308
Class 1A	199	—	199	171	—	171
Class 2	35,147	—	35,147	36,274	—	36,274
Class 3	529	—	529	556	—	556
Class 4	8,336	—	8,336	5,957	—	5,957
Total	$59,402	$—	$59,402	$58,266	$—	$58,266

American Funds Mortgage Fund

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$804	$—	$804	$656	$—	$656
Class 1A	121	—	121	71	—	71
Class 2	1,928	—	1,928	1,633	—	1,633
Class 4	2,148	—	2,148	1,600	—	1,600
Total	$5,001	$—	$5,001	$3,960	$—	$3,960

Refer to the end of the tables for footnotes.

331	American Funds Insurance Series

Ultra-Short Bond Fund

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$1,996	$—	$1,996	$1,981	$—	$1,981
Class 1A	6	—	6	5	—	5
Class 2	12,857	—	12,857	12,823	—	12,823
Class 3	205	—	205	198	—	198
Class 4	2,569	—	2,569	2,524	—	2,524
Total	$17,633	$—	$17,633	$17,531	$—	$17,531

U.S. Government Securities Fund

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class 1	$11,248	$—	$11,248	$9,817	$—	$9,817
Class 1A	11,344	—	11,344	171	—	171
Class 2	42,551	—	42,551	39,205	—	39,205
Class 3	204	—	204	219	—	219
Class 4	7,920	—	7,920	6,275	—	6,275
Total	$73,267	$—	$73,267	$55,687	$—	$55,687

Managed Risk Growth Fund

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$93	$—	$93	$129	$2,315	$2,444
Class P2	2,326	—	2,326	5,596	103,643	109,239
Total	$2,419	$—	$2,419	$5,725	$105,958	$111,683

Managed Risk International Fund

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$29	$—	$29	$29	$127	$156
Class P2	1,532	—	1,532	1,939	8,757	10,696
Total	$1,561	$—	$1,561	$1,968	$8,884	$10,852

Managed Risk Washington Mutual Investors Fund

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$53	$—	$53	$58	$363	$421
Class P2	5,422	—	5,422	5,936	41,630	47,566
Total	$5,475	$—	$5,475	$5,994	$41,993	$47,987

Refer to the end of the tables for footnotes.

American Funds Insurance Series	332

Managed Risk Growth-Income Fund

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$33,022	$25,142	$58,164	$30,230	$230,056	$260,286
Class P2	4,085	3,659	7,744	3,723	33,365	37,088
Total	$37,107	$28,801	$65,908	$33,953	$263,421	$297,374

Managed Risk Asset Allocation Fund

	Year ended December 31, 2024			Year ended December 31, 2023
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class P1	$226	$138	$364	$164	$851	$1,015
Class P2	39,976	28,786	68,762	38,569	247,531	286,100
Total	$40,202	$28,924	$69,126	$38,733	$248,382	$287,115

[2]	Commencement of operations.
[3]	Amount less than one thousand.

7.	Fees and transactions

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the distributor of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as net asset levels increase. CRMC receives investment advisory fees from the underlying funds held by the managed risk funds, which are included in the unaudited net effective expense ratios that are provided as additional information in the financial highlights tables. Subadvisory fees for the managed risk funds are paid by CRMC to Milliman FRM. The managed risk funds are not responsible for paying any subadvisory fees.

Investment advisory services waivers — CRMC is waiving a portion of its investment advisory services fees for some of the funds. For the year ended December 31, 2024, total investment advisory services fees waived by CRMC were $53,524,000. CRMC does not intend to recoup these waivers. Investment advisory fees in each fund’s statement of operations are presented gross of any waivers from CRMC.

333	American Funds Insurance Series

The range of rates, net asset levels and the current annualized rates of average daily net assets for each fund before and after any investment advisory services waivers, if applicable, are as follows:

	Rates		Net asset level (in billions)		For the year ended December 31,	For the year ended December 31,
Fund	Beginning with	Ending with	Up to	In excess of	2024, before waiver	2024, after waiver
Global Growth Fund	.475%	.435%	$15.0	$15.0	.475%	.365%
Global Small Capitalization Fund	.647	.615	15.0	15.0	.647	.614
Growth Fund	.500	.275	.6	44.0	.306	.306
International Fund	.478	.430	15.0	21.0	.478	.478
New World Fund	.577	.510	15.0	15.0	.577	.507
Washington Mutual Investors Fund	.374	.350	15.0	15.0	.374	.225
U.S. Small and Mid Cap Equity Fund	.450		all		.450	.450
Capital World Growth and Income Fund	.475	.435	15.0	15.0	.475	.372
Growth-Income Fund	.500	.217	.6	44.0	.250	.250
International Growth and Income Fund	.478	.450	15.0	15.0	.484	.484
Capital Income Builder	.357	.330	15.0	15.0	.357	.224
Asset Allocation Fund	.500	.236	.6	34.0	.265	.265
American Funds Global Balanced Fund	.446	.420	15.0	15.0	.446	.436
The Bond Fund of America	.352	.320	15.0	15.0	.352	.208
Capital World Bond Fund	.431	.360	15.0	15.0	.431	.431
American High-Income Trust	.404	.386	15.0	15.0	.404	.278
American Funds Mortgage Fund	.295	.280	15.0	15.0	.295	.221
Ultra-Short Bond Fund	.257	.242	15.0	15.0	.257	.257
U.S. Government Securities Fund	.295	.280	15.0	15.0	.295	.228
Managed Risk Growth Fund	.150		all		.150	.100
Managed Risk International Fund	.150		all		.150	.100
Managed Risk Washington Mutual Investors Fund	.150		all		.150	.100
Managed Risk Growth-Income Fund	.150		all		.150	.100
Managed Risk Asset Allocation Fund	.150		all		.150	.100

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes except Class 1. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for payments to pay service fees to firms that have entered into agreements with the series. These payments, based on an annualized percentage of average daily net assets, range from 0.18% to 0.50% as noted in the table below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans.

Share class	Currently approved limits	Plan limits
Class 1A	0.00%	0.25%
Class 2	0.25	0.25
Class 3	0.18	0.18
Class 4	0.25	0.25
Class P1	0.00	0.25
Class P2	0.25	0.50

Insurance administrative services — The series has an insurance administrative services plan for Class 1A, 4, P1 and P2 shares. Under the plan, these share classes pay 0.25% of each insurance company’s respective average daily net assets in each share class to compensate the insurance companies for services provided to their separate accounts and contractholders for which the shares of the fund are beneficially owned as underlying investments of such contractholders’ annuities. These services include, but are not limited to, maintenance, shareholder communications and transactional services. The insurance companies are not related parties to the series.

American Funds Insurance Series	334

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the managed risk funds also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to all of the funds’ share classes except Class P1 and P2 shares. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on each fund and market developments that impact fund investments.

Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each fund, other than the managed risk funds, the ability to charge an administrative services fee at the annual rate of 0.05% of average daily net assets attributable to each share class. Currently each fund, other than the managed-risk funds, pays CRMC an administrative services fee at the annual rate of 0.03% of average daily net assets of each share class for CRMC’s provision of administrative services. For the managed risk funds, CRMC receives administrative services fees at an annual rate of 0.03% of average daily net assets from Class 1 shares of the underlying funds for administrative services provided to the series.

Accounting and administrative services — The managed risk funds have a subadministration agreement with Bank of New York Mellon (“BNY Mellon“) under which the fund compensates BNY Mellon for providing accounting and administrative services to each of the managed risk funds’ share classes. These services include, but are not limited to, fund accounting (including calculation of net asset value), financial reporting and tax services. BNY Mellon is not a related party to the managed risk funds.

Class-specific expenses under the agreements described above were as follows (dollars in thousands):

Global Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,079
Class 1A	$—	$48	6
Class 2	9,121	Not applicable	1,094
Class 4	2,135	2,135	256
Total class-specific expenses	$11,256	$2,183	$2,435

Global Small Capitalization Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$293
Class 1A	$—	$14	2
Class 2	4,526	Not applicable	543
Class 4	755	755	91
Total class-specific expenses	$5,281	$769	$929

Growth Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5,875
Class 1A	$—	$821	98
Class 2	48,236	Not applicable	5,788
Class 3	467	Not applicable	78
Class 4	10,843	10,843	1,301
Total class-specific expenses	$59,546	$11,664	$13,140

International Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,002
Class 1A	$—	$33	4
Class 2	8,593	Not applicable	1,031
Class 3	29	Not applicable	5
Class 4	1,108	1,108	133
Total class-specific expenses	$9,730	$1,141	$2,175

New World Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$555
Class 1A	$—	$27	3
Class 2	2,062	Not applicable	247
Class 4	2,039	2,039	245
Total class-specific expenses	$4,101	$2,066	$1,050

Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$1,884
Class 1A	$—	$65	8
Class 2	7,523	Not applicable	903
Class 4	3,915	3,915	470
Total class-specific expenses	$11,438	$3,980	$3,265

335	American Funds Insurance Series

U.S. Small and Mid Cap Equity Fund

Share class	Distribution services		Insurance administrative services		Administrative services
Class 1	Not applicable		Not applicable		$—
Class 1A	$—		$—		—
Class 2	—		Not applicable		—
Class 4	—	*	—	*	1
Total class-specific expenses	$—	*	$—	*	$1

CapitalWorld Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$179
Class 1A	$—	$21	3
Class 2	2,627	Not applicable	315
Class 4	638	637	77
Total class-specific expenses	$3,265	$658	$574

Growth-Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$7,144
Class 1A	$—	$100	12
Class 2	34,129	Not applicable	4,096
Class 3	272	Not applicable	45
Class 4	6,020	6,019	722
Total class-specific expenses	$40,421	$6,119	$12,019

International Growth and Income Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$15	2
Class 2	401	Not applicable	48
Class 4	377	377	45
Total class-specific expenses	$778	$392	$100

Capital Income Builder

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$209
Class 1A	$—	$28	4
Class 2	40	Not applicable	5
Class 4	1,512	1,512	181
Total class-specific expenses	$1,552	$1,540	$399

Asset Allocation Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$4,805
Class 1A	$—	$90	11
Class 2	10,896	Not applicable	1,308
Class 3	57	Not applicable	9
Class 4	15,908	15,908	1,909
Total class-specific expenses	$26,861	$15,998	$8,042

American Funds Global Balanced Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$30
Class 1A	$—	$8	1
Class 2	393	Not applicable	47
Class 4	345	344	41
Total class-specific expenses	$738	$352	$119

The Bond Fund of America

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$2,120
Class 1A	$—	$580	70
Class 2	7,062	Not applicable	847
Class 4	2,666	2,666	320
Total class-specific expenses	$9,728	$3,246	$3,357

Refer to the end of the tables for footnote.

American Funds Insurance Series	336

Capital World Bond Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$191
Class 1A	$—	$64	8
Class 2	1,986	Not applicable	238
Class 4	143	144	17
Total class-specific expenses	$2,129	$208	$454

American High-Income Trust

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$68
Class 1A	$—	$7	1
Class 2	1,337	Not applicable	161
Class 3	15	Not applicable	2
Class 4	317	317	38
Total class-specific expenses	$1,669	$324	$270

American Funds Mortgage Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$5
Class 1A	$—	$6	1
Class 2	108	Not applicable	13
Class 4	122	122	14
Total class-specific expenses	$230	$128	$33

Ultra-Short Bond Fund

Share class	Distribution services	Insurance administrative services		Administrative services
Class 1	Not applicable	Not applicable		$12
Class 1A	$—	$—	†	—	†
Class 2	654	Not applicable		78
Class 3	7	Not applicable		1
Class 4	130	130		16
Total class-specific expenses	$791	$130		$107

U.S. Government Securities Fund

Share class	Distribution services	Insurance administrative services	Administrative services
Class 1	Not applicable	Not applicable	$78
Class 1A	$—	$403	48
Class 2	2,657	Not applicable	319
Class 3	10	Not applicable	2
Class 4	477	477	57
Total class-specific expenses	$3,144	$880	$504

Managed Risk Growth Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$33
Class P2	$1,266	1,266
Total class-specific expenses	$1,266	$1,299

Managed Risk International Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$5
Class P2	$302	302
Total class-specific expenses	$302	$307

Managed Risk Washington Mutual Investors Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$7
Class P2	$814	814
Total class-specific expenses	$814	$821

Refer to the end of the tables for footnote.

337	American Funds Insurance Series

Managed Risk Growth-Income Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$4,886
Class P2	$701	701
Total class-specific expenses	$701	$5,587

Managed Risk Asset Allocation Fund

Share class	Distribution services	Insurance administrative services
Class P1	Not applicable	$26
Class P2	$5,198	5,198
Total class-specific expenses	$5,198	$5,224

*	Amount less than one thousand.

Miscellaneous fee reimbursements — CRMC reimbursed a portion of miscellaneous fees and expenses for U.S. Small and Mid Cap Equity Fund, Managed Risk International Fund, and Managed Risk Washington Mutual Investors Fund. These reimbursements may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. For the year ended December 31, 2024, total fees and expenses reimbursed by CRMC were $55,000. CRMC does not intend to recoup these reimbursements. Fees and expenses in each fund’s statement of operations are presented gross of any reimbursements from CRMC.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation, shown on the accompanying financial statements, reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

Fund	Current fees		Increase in value of deferred amounts		Total trustees’ compensation
Global Growth Fund	$20		$27		$47
Global Small Capitalization Fund	8		10		18
Growth Fund	106		142		248
International Fund	18		24		42
New World Fund	9		11		20
Washington Mutual Investors Fund	27		36		63
U.S. Small and Mid Cap Equity Fund	—	*	—	*	—	*
Capital World Growth and Income Fund	5		6		11
Growth-Income Fund	99		131		230
International Growth and Income Fund	1		1		2
Capital Income Builder	3		4		7
Asset Allocation Fund	67		88		155
American Funds Global Balanced Fund	1		1		2
The Bond Fund of America	28		37		65
Capital World Bond Fund	4		5		9
American High-Income Trust	2		3		5
American Funds Mortgage Fund	—	*	—	*	—	*
Ultra-Short Bond Fund	1		1		2
U.S. Government Securities Fund	4		6		10
Managed Risk Growth Fund	1		2		3
Managed Risk International Fund	1		—		1
Managed Risk Washington Mutual Investors Fund	1		1		2
Managed Risk Growth-Income Fund	6		7		13
Managed Risk Asset Allocation Fund	6		6		12

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any fund in the series.

American Funds Insurance Series	338

Investments in CCBF and CCF — Some of the funds hold shares of CCBF, a corporate bond fund, and/or CCF, an institutional prime money market fund ,which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for some of the funds’ corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for some of the funds’ short-term investments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CRMC-managed funds (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sale transactions between each fund and related funds, and net realized gain or loss from such sales, if any, as of December 31, 2024 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Global Growth Fund	$276,216	$236,679	$123,467
Global Small Capitalization Fund	24,215	39,957	9,327
Growth Fund	392,395	375,282	105,490
International Fund	70,631	172,362	4,917
New World Fund	45,374	59,032	2,208
Washington Mutual Investors Fund	117,827	97,485	23,095
Capital World Growth and Income Fund	25,388	32,356	5,754
Growth-Income Fund	552,860	1,142,847	444,349
International Growth and Income Fund	5,059	5,739	275
Capital Income Builder	18,368	11,457	2,718
Asset Allocation Fund	211,387	146,463	47,725
American Funds Global Balanced Fund	5,713	7,278	1,892
American High-Income Trust	220	220	—

8.	Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

9.	Committed line of credit

Global Small Capitalization Fund, New World Fund and American High-Income Trust participate with other funds managed by CRMC in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to fund shareholder redemptions. Each fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in each fund’s statement of operations. None of the funds borrowed on this line of credit at any time during the year ended December 31, 2024.

339	American Funds Insurance Series

10. Capital share transactions

Capital share transactions in each fund were as follows (dollars and shares in thousands):

Global Growth Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$182,743	4,922	$164,299	4,426	$(478,156)	(12,907)	$(131,114)	(3,559)
Class 1A	3,593	97	855	23	(3,164)	(85)	1,284	35
Class 2	64,877	1,789	160,470	4,397	(544,385)	(14,948)	(319,038)	(8,762)
Class 4	187,863	5,186	36,623	1,016	(80,774)	(2,235)	143,712	3,967
Total net increase (decrease)	$439,076	11,994	$362,247	9,862	$(1,106,479)	(30,175)	$(305,156)	(8,319)

Year ended December 31, 2023
Class 1	$192,718	6,033	$274,560	8,748	$(540,248)	(16,855)	$(72,970)	(2,074)
Class 1A	2,158	68	1,343	43	(2,107)	(66)	1,394	45
Class 2	39,498	1,245	289,912	9,380	(438,910)	(13,838)	(109,500)	(3,213)
Class 4	95,674	3,056	54,608	1,787	(77,844)	(2,499)	72,438	2,344
Total net increase (decrease)	$330,048	10,402	$620,423	19,958	$(1,059,109)	(33,258)	$(108,638)	(2,898)

Global Small Capitalization Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$82,737	4,519	$45,699	2,557	$(168,033)	(9,099)	$(39,597)	(2,023)
Class 1A	766	43	239	14	(637)	(35)	368	22
Class 2	58,585	3,367	85,994	5,139	(246,897)	(14,207)	(102,318)	(5,701)
Class 4	41,322	2,398	13,498	810	(37,390)	(2,159)	17,430	1,049
Total net increase (decrease)	$183,410	10,327	$145,430	8,520	$(452,957)	(25,500)	$(124,117)	(6,653)

Year ended December 31, 2023
Class 1	$91,477	5,345	$16,333	935	$(152,565)	(8,792)	$(44,755)	(2,512)
Class 1A	781	46	71	4	(530)	(31)	322	19
Class 2	39,394	2,481	28,267	1,715	(197,235)	(11,995)	(129,574)	(7,799)
Class 4	34,683	2,137	3,699	225	(36,779)	(2,285)	1,603	77
Total net increase (decrease)	$166,335	10,009	$48,370	2,879	$(387,109)	(23,103)	$(172,404)	(10,215)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	340

Growth Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$1,283,657	11,196	$554,066	4,995	$(2,581,742)	(22,564)	$(744,019)	(6,373)
Class 1A	43,180	381	8,596	79	(33,697)	(304)	18,079	156
Class 2	414,661	3,673	506,251	4,690	(3,189,792)	(28,372)	(2,268,880)	(20,009)
Class 3	1,071	10	6,848	62	(32,036)	(278)	(24,117)	(206)
Class 4	874,214	7,971	107,359	1,032	(368,353)	(3,358)	613,220	5,645
Total net increase (decrease)	$2,616,783	23,231	$1,183,120	10,858	$(6,205,620)	(54,876)	$(2,405,717)	(20,787)

Year ended December 31, 2023
Class 1	$1,126,344	13,031	$952,995	11,055	$(2,473,911)	(28,345)	$(394,572)	(4,259)
Class 1A	39,167	473	14,169	166	(24,617)	(280)	28,719	359
Class 2	378,332	4,358	983,331	11,587	(2,226,251)	(25,522)	(864,588)	(9,577)
Class 3	2,841	32	12,720	146	(23,828)	(268)	(8,267)	(90)
Class 4	479,958	5,642	172,656	2,092	(306,686)	(3,644)	345,928	4,090
Total net increase (decrease)	$2,026,642	23,536	$2,135,871	25,046	$(5,055,293)	(58,059)	$(892,780)	(9,477)

International Fund

				Reinvestments of				Net increase
	Sales[1]			distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$103,818	5,617		$46,267	2,445	$(505,047)	(27,104)	$(354,962)	(19,042)
Class 1A	2,421	132		158	9	(2,072)	(114)	507	27
Class 2	294,279	16,201		40,220	2,136	(554,239)	(30,168)	(219,740)	(11,831)
Class 3	2	—	[3]	191	10	(2,572)	(137)	(2,379)	(127)
Class 4	64,019	3,511		4,485	242	(49,713)	(2,726)	18,791	1,027
Total net increase (decrease)	$464,539	25,461		$91,321	4,842	$(1,113,643)	(60,249)	$(557,783)	(29,946)

Year ended December 31, 2023
Class 1	$116,405	7,036		$50,154	3,024	$(410,379)	(24,700)	$(243,820)	(14,640)
Class 1A	1,488	90		150	9	(1,420)	(86)	218	13
Class 2	132,534	7,999		42,608	2,582	(397,669)	(24,084)	(222,527)	(13,503)
Class 3	199	12		219	13	(1,551)	(92)	(1,133)	(67)
Class 4	41,507	2,540		4,367	269	(55,374)	(3,413)	(9,500)	(604)
Total net increase (decrease)	$292,133	17,677		$97,498	5,897	$(866,393)	(52,375)	$(476,762)	(28,801)

Refer to the end of the tables for footnotes.

341	American Funds Insurance Series

New World Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$211,139	7,770	$37,940	1,389	$(310,526)	(11,467)	$(61,447)	(2,308)
Class 1A	2,546	92	216	8	(1,406)	(52)	1,356	48
Class 2	97,709	3,717	15,121	562	(163,082)	(6,131)	(50,252)	(1,852)
Class 4	79,272	3,006	13,389	502	(106,780)	(4,055)	(14,119)	(547)
Total net increase (decrease)	$390,666	14,585	$66,666	2,461	$(581,794)	(21,705)	$(124,462)	(4,659)

Year ended December 31, 2023
Class 1	$86,114	3,585	$28,772	1,188	$(174,819)	(7,226)	$(59,933)	(2,453)
Class 1A	1,115	47	146	6	(1,025)	(43)	236	10
Class 2	59,693	2,497	11,303	473	(136,698)	(5,745)	(65,702)	(2,775)
Class 4	71,676	3,024	9,222	389	(93,668)	(3,971)	(12,770)	(558)
Total net increase (decrease)	$218,598	9,153	$49,443	2,056	$(406,210)	(16,985)	$(138,169)	(5,776)

Washington Mutual Investors Fund

			Reinvestments of				Net increase
	Sales[1]		distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$87,079	5,408	$161,220	9,874	$(948,618)	(58,997)	$(700,319)	(43,715)
Class 1A	4,491	279	628	38	(3,232)	(205)	1,887	112
Class 2	56,060	3,529	71,557	4,484	(477,590)	(30,368)	(349,973)	(22,355)
Class 4	260,219	16,589	36,302	2,301	(99,151)	(6,416)	197,370	12,474
Total net increase (decrease)	$407,849	25,805	$269,707	16,697	$(1,528,591)	(95,986)	$(851,035)	(53,484)

Year ended December 31, 2023
Class 1	$277,677	21,465	$170,023	12,648	$(697,429)	(52,419)	$(249,729)	(18,306)
Class 1A	9,396	729	532	40	(54,463)	(4,239)	(44,535)	(3,470)
Class 2	33,904	2,614	77,682	5,899	(358,013)	(27,290)	(246,427)	(18,777)
Class 4	156,923	12,161	31,807	2,442	(102,800)	(7,983)	85,930	6,620
Total net increase (decrease)	$477,900	36,969	$280,044	21,029	$(1,212,705)	(91,931)	$(454,761)	(33,933)

U.S. Small and Mid Cap Equity Fund

			Reinvestments of						Net increase
	Sales[1]		distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares
For the period November 15, 2024[2] to December 31, 2024
Class 1	$10	1	$—	[3]	—	[3]	$—	—	$10	1
Class 1A	10	1	—	[3]	—	[3]	—	—	10	1
Class 2	10	1	—	[3]	—	[3]	—	—	10	1
Class 4	14,970	1,497	13		1		—	—	14,983	1,498
Total net increase (decrease)	$15,000	1,500	$13		1		$—	—	$15,013	1,501

Refer to the end of the tables for footnotes.

American Funds Insurance Series	342

CapitalWorld Growth and Income Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$61,832	4,046	$11,187	709	$(124,340)	(8,176)	$(51,321)	(3,421)
Class 1A	1,263	86	144	9	(793)	(51)	614	44
Class 2	14,751	970	17,039	1,085	(177,803)	(11,812)	(146,013)	(9,757)
Class 4	31,604	2,138	3,943	258	(30,478)	(2,080)	5,069	316
Total net increase (decrease)	$109,450	7,240	$32,313	2,061	$(333,414)	(22,119)	$(191,651)	(12,818)

Year ended December 31, 2023
Class 1	$65,556	5,277	$11,348	873	$(143,262)	(11,299)	$(66,358)	(5,149)
Class 1A	755	60	126	9	(615)	(50)	266	19
Class 2	13,750	1,078	18,495	1,427	(147,991)	(11,668)	(115,746)	(9,163)
Class 4	31,436	2,536	3,732	296	(24,318)	(1,970)	10,850	862
Total net increase (decrease)	$111,497	8,951	$33,701	2,605	$(316,186)	(24,987)	$(170,988)	(13,431)

Growth-Income Fund

			Reinvestments of				Net increase
	Sales[1]		distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$332,044	5,020	$1,360,424	21,268	$(3,357,393)	(51,220)	$(1,664,925)	(24,932)
Class 1A	5,383	81	2,198	35	(5,242)	(81)	2,339	35
Class 2	113,447	1,761	760,811	12,154	(2,068,284)	(32,090)	(1,194,026)	(18,175)
Class 3	313	5	8,392	131	(19,777)	(301)	(11,072)	(165)
Class 4	332,452	5,218	131,545	2,144	(199,130)	(3,142)	264,867	4,220
Total net increase (decrease)	$783,639	12,085	$2,263,370	35,732	$(5,649,826)	(86,834)	$(2,602,817)	(39,017)

Year ended December 31, 2023
Class 1	$479,730	9,041	$1,404,035	26,362	$(2,739,803)	(50,914)	$(856,038)	(15,511)
Class 1A	4,149	77	2,090	40	(4,268)	(80)	1,971	37
Class 2	112,392	2,119	806,872	15,426	(1,545,914)	(29,027)	(626,650)	(11,482)
Class 3	280	5	8,705	163	(14,068)	(259)	(5,083)	(91)
Class 4	187,357	3,563	118,358	2,303	(175,879)	(3,369)	129,836	2,497
Total net increase (decrease)	$783,908	14,805	$2,340,060	44,294	$(4,479,932)	(83,649)	$(1,355,964)	(24,550)

Refer to the end of the tables for footnotes.

343	American Funds Insurance Series

International Growth and Income Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$3,051	287	$461	43	$(1,958)	(184)	$1,554	146
Class 1A	950	92	156	15	(1,296)	(129)	(190)	(22)
Class 2	5,039	489	3,897	378	(25,957)	(2,509)	(17,021)	(1,642)
Class 4	22,262	2,198	3,583	353	(19,235)	(1,887)	6,610	664
Total net increase (decrease)	$31,302	3,066	$8,097	789	$(48,446)	(4,709)	$(9,047)	(854)

Year ended December 31, 2023
Class 1	$3,526	363	$394	41	$(3,717)	(387)	$203	17
Class 1A	1,556	164	151	17	(992)	(105)	715	76
Class 2	3,978	424	3,950	423	(25,662)	(2,748)	(17,734)	(1,901)
Class 4	24,171	2,625	3,138	342	(21,164)	(2,297)	6,145	670
Total net increase (decrease)	$33,231	3,576	$7,633	823	$(51,535)	(5,537)	$(10,671)	(1,138)

Capital Income Builder

			Reinvestments of				Net increase
	Sales[1]		distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$55,004	4,532	$25,389	2,057	$(74,884)	(6,100)	$5,509	489
Class 1A	1,738	141	397	32	(825)	(68)	1,310	105
Class 2	3,421	272	575	47	(1,546)	(126)	2,450	193
Class 4	82,282	6,662	19,315	1,565	(75,684)	(6,165)	25,913	2,062
Total net increase (decrease)	$142,445	11,607	$45,676	3,701	$(152,939)	(12,459)	$35,182	2,849

Year ended December 31, 2023
Class 1	$77,581	6,983	$19,561	1,773	$(60,168)	(5,393)	$36,974	3,363
Class 1A	524	47	290	26	(737)	(66)	77	7
Class 2	1,719	155	410	37	(1,019)	(92)	1,110	100
Class 4	50,560	4,553	14,650	1,330	(60,170)	(5,412)	5,040	471
Total net increase (decrease)	$130,384	11,738	$34,911	3,166	$(122,094)	(10,963)	$43,201	3,941

Refer to the end of the tables for footnotes.

American Funds Insurance Series	344

Asset Allocation Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$189,766	7,473	$1,052,819	42,339	$(2,193,455)	(86,366)	$(950,870)	(36,554)
Class 1A	9,384	373	2,270	91	(5,272)	(211)	6,382	253
Class 2	63,147	2,538	280,024	11,458	(646,053)	(25,867)	(302,882)	(11,871)
Class 3	546	22	2,019	81	(3,219)	(128)	(654)	(25)
Class 4	595,855	24,315	406,136	16,791	(703,265)	(28,339)	298,726	12,767
Total net increase (decrease)	$858,698	34,721	$1,743,268	70,760	$(3,551,264)	(140,911)	$(949,298)	(35,430)

Year ended December 31, 2023
Class 1	$315,966	14,009	$942,218	42,101	$(1,956,417)	(86,110)	$(698,233)	(30,000)
Class 1A	6,331	281	1,702	77	(4,607)	(204)	3,426	154
Class 2	42,695	1,904	254,377	11,536	(565,941)	(25,320)	(268,869)	(11,880)
Class 3	436	19	1,741	78	(2,528)	(111)	(351)	(14)
Class 4	217,843	9,818	326,200	14,919	(516,978)	(23,318)	27,065	1,419
Total net increase (decrease)	$583,271	26,031	$1,526,238	68,711	$(3,046,471)	(135,063)	$(936,962)	(40,321)

American Funds Global Balanced Fund

			Reinvestments of				Net increase
	Sales[1]		distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$5,008	386	$1,963	149	$(13,832)	(1,065)	$(6,861)	(530)
Class 1A	1,071	82	64	5	(316)	(25)	819	62
Class 2	5,061	388	2,714	208	(26,779)	(2,070)	(19,004)	(1,474)
Class 4	23,792	1,863	2,307	180	(15,540)	(1,226)	10,559	817
Total net increase (decrease)	$34,932	2,719	$7,048	542	$(56,467)	(4,386)	$(14,487)	(1,125)

Year ended December 31, 2023
Class 1	$24,292	2,019	$13,166	1,134	$(35,782)	(2,948)	$1,676	205
Class 1A	85	7	353	31	(220)	(18)	218	20
Class 2	4,268	348	21,444	1,856	(22,190)	(1,820)	3,522	384
Class 4	14,257	1,202	15,977	1,406	(12,127)	(1,019)	18,107	1,589
Total net increase (decrease)	$42,902	3,576	$50,940	4,427	$(70,319)	(5,805)	$23,523	2,198

Refer to the end of the tables for footnotes.

345	American Funds Insurance Series

The Bond Fund of America

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$997,057	104,811	$303,806	32,314	$(1,023,095)	(106,864)	$277,768	30,261
Class 1A	30,267	3,210	8,908	955	(69,212)	(7,414)	(30,037)	(3,249)
Class 2	118,960	12,741	115,243	12,454	(268,162)	(28,438)	(33,959)	(3,243)
Class 4	297,378	31,907	45,913	4,990	(82,229)	(8,801)	261,062	28,096
Total net increase (decrease)	$1,443,662	152,669	$473,870	50,713	$(1,442,698)	(151,517)	$474,834	51,865

Year ended December 31, 2023
Class 1	$988,201	104,121	$244,526	26,118	$(784,964)	(82,958)	$447,763	47,281
Class 1A	47,994	5,083	8,577	923	(22,212)	(2,334)	34,359	3,672
Class 2	129,127	13,768	97,823	10,606	(228,846)	(24,571)	(1,896)	(197)
Class 4	200,494	21,589	30,097	3,279	(66,304)	(7,144)	164,287	17,724
Total net increase (decrease)	$1,365,816	144,561	$381,023	40,926	$(1,102,326)	(117,007)	$644,513	68,480

Capital World Bond Fund

			Reinvestments of				Net increase
	Sales[1]		distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$50,423	5,049	$15,387	1,561	$(110,677)	(11,006)	$(44,867)	(4,396)
Class 1A	39,370	4,030	983	100	(1,586)	(160)	38,767	3,970
Class 2	107,727	10,975	16,410	1,683	(141,037)	(14,229)	(16,900)	(1,571)
Class 4	13,021	1,348	1,135	119	(7,549)	(775)	6,607	692
Total net increase (decrease)	$210,541	21,402	$33,915	3,463	$(260,849)	(26,170)	$(16,393)	(1,305)

Year ended December 31, 2023
Class 1	$41,684	4,293	$—	—	$(80,001)	(8,267)	$(38,317)	(3,974)
Class 1A	206	21	—	—	(169)	(17)	37	4
Class 2	88,520	9,189	—	—	(82,729)	(8,647)	5,791	542
Class 4	7,131	757	—	—	(6,337)	(672)	794	85
Total net increase (decrease)	$137,541	14,260	$—	—	$(169,236)	(17,603)	$(31,695)	(3,343)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	346

American High-Income Trust

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$9,340	1,009	$15,096	1,627	$(25,253)	(2,709)	$(817)	(73)
Class 1A	996	107	199	21	(720)	(77)	475	51
Class 2	18,069	1,979	35,146	3,885	(64,581)	(7,119)	(11,366)	(1,255)
Class 3	151	16	529	57	(1,201)	(130)	(521)	(57)
Class 4	93,982	9,271	8,335	821	(55,362)	(5,531)	46,955	4,561
Total net increase (decrease)	$122,538	12,382	$59,305	6,411	$(147,117)	(15,566)	$34,726	3,227

Year ended December 31, 2023
Class 1	$4,239	480	$15,199	1,751	$(30,729)	(3,495)	$(11,291)	(1,264)
Class 1A	1,264	146	171	20	(180)	(20)	1,255	146
Class 2	12,480	1,448	36,273	4,277	(61,378)	(7,129)	(12,625)	(1,404)
Class 3	178	20	556	64	(1,269)	(144)	(535)	(60)
Class 4	55,861	5,819	5,958	629	(35,851)	(3,767)	25,968	2,681
Total net increase (decrease)	$74,022	7,913	$58,157	6,741	$(129,407)	(14,555)	$2,772	99

American Funds Mortgage Fund

			Reinvestments of				Net increase
	Sales[1]		distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$170	18	$804	87	$(279)	(30)	$695	75
Class 1A	976	105	121	13	(195)	(21)	902	97
Class 2	3,228	349	1,928	211	(5,636)	(603)	(480)	(43)
Class 4	18,316	1,981	2,148	239	(14,351)	(1,539)	6,113	681
Total net increase (decrease)	$22,690	2,453	$5,001	550	$(20,461)	(2,193)	$7,230	810

Year ended December 31, 2023
Class 1	$15,434	1,633	$656	71	$(274)	(29)	$15,816	1,675
Class 1A	494	53	71	8	(343)	(37)	222	24
Class 2	1,572	168	1,634	178	(5,679)	(604)	(2,473)	(258)
Class 4	11,209	1,208	1,600	177	(7,433)	(812)	5,376	573
Total net increase (decrease)	$28,709	3,062	$3,961	434	$(13,729)	(1,482)	$18,941	2,014

Refer to the end of the tables for footnotes.

347	American Funds Insurance Series

Ultra-Short Bond Fund

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$16,477	1,429	$1,996	176		$(20,160)	(1,740)	$(1,687)	(135)
Class 1A	—	—	6	1		—	—	6	1
Class 2	57,235	5,128	12,858	1,175		(97,431)	(8,724)	(27,338)	(2,421)
Class 3	370	32	204	19		(841)	(74)	(267)	(23)
Class 4	19,303	1,714	2,569	233		(26,048)	(2,325)	(4,176)	(378)
Total net increase (decrease)	$93,385	8,303	$17,633	1,604		$(144,480)	(12,863)	$(33,462)	(2,956)

Year ended December 31, 2023
Class 1	$15,301	1,322	$1,981	175		$(27,332)	(2,377)	$(10,050)	(880)
Class 1A	104	9	5	—	[3]	—	—	109	9
Class 2	49,580	4,448	12,823	1,169		(87,341)	(7,830)	(24,938)	(2,213)
Class 3	319	28	198	17		(579)	(51)	(62)	(6)
Class 4	32,945	2,924	2,524	229		(60,576)	(5,393)	(25,107)	(2,240)
Total net increase (decrease)	$98,249	8,731	$17,531	1,590		$(175,828)	(15,651)	$(60,048)	(5,330)

U.S. Government Securities Fund

	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class 1	$68,973	6,957	$10,757	1,108	$(60,235)	(6,083)	$19,495	1,982
Class 1A	283,124	28,940	11,344	1,174	(6,503)	(659)	287,965	29,455
Class 2	101,793	10,487	42,550	4,440	(132,491)	(13,544)	11,852	1,383
Class 3	881	89	204	21	(1,780)	(181)	(695)	(71)
Class 4	72,367	7,407	7,920	827	(45,157)	(4,667)	35,130	3,567
Total net increase (decrease)	$527,138	53,880	$72,775	7,570	$(246,166)	(25,134)	$353,747	36,316

Year ended December 31, 2023
Class 1	$55,970	5,604	$9,373	959	$(47,478)	(4,765)	$17,865	1,798
Class 1A	1,646	166	171	18	(905)	(92)	912	92
Class 2	89,575	9,065	39,206	4,068	(104,906)	(10,680)	23,875	2,453
Class 3	185	19	219	22	(967)	(97)	(563)	(56)
Class 4	58,408	5,912	6,275	651	(70,259)	(7,138)	(5,576)	(575)
Total net increase (decrease)	$205,784	20,766	$55,244	5,718	$(224,515)	(22,772)	$36,513	3,712

Managed Risk Growth Fund

			Reinvestments of				Net increase
	Sales		distributions		Repurchases		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$974	79	$93	8	$(2,663)	(220)	$(1,596)	(133)
Class P2	10,767	875	2,326	197	(100,353)	(8,347)	(87,260)	(7,275)
Total net increase (decrease)	$11,741	954	$2,419	205	$(103,016)	(8,567)	$(88,856)	(7,408)

Year ended December 31, 2023
Class P1	$2,318	221	$2,445	252	$(1,380)	(131)	$3,383	342
Class P2	15,188	1,407	109,238	11,379	(64,373)	(6,069)	60,053	6,717
Total net increase (decrease)	$17,506	1,628	$111,683	11,631	$(65,753)	(6,200)	$63,436	7,059

Refer to the end of the tables for footnotes.

American Funds Insurance Series	348

Managed Risk International Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$146	17	$29	3	$(232)	(27)	$(57)	(7)
Class P2	5,087	599	1,532	174	(14,961)	(1,722)	(8,342)	(949)
Total net increase (decrease)	$5,233	616	$1,561	177	$(15,193)	(1,749)	$(8,399)	(956)

Year ended December 31, 2023
Class P1	$282	34	$156	19	$(230)	(27)	$208	26
Class P2	3,795	459	10,696	1,309	(13,108)	(1,539)	1,383	229
Total net increase (decrease)	$4,077	493	$10,852	1,328	$(13,338)	(1,566)	$1,591	255

Managed Risk Washington Mutual Investors Fund

			Reinvestments of				Net increase
	Sales		distributions		Repurchases		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$290	26	$53	5	$(607)	(54)	$(264)	(23)
Class P2	6,900	617	5,422	490	(51,492)	(4,594)	(39,170)	(3,487)
Total net increase (decrease)	$7,190	643	$5,475	495	$(52,099)	(4,648)	$(39,434)	(3,510)

Year ended December 31, 2023
Class P1	$158	15	$422	43	$(478)	(47)	$102	11
Class P2	12,514	1,194	47,565	4,928	(40,947)	(3,988)	19,132	2,134
Total net increase (decrease)	$12,672	1,209	$47,987	4,971	$(41,425)	(4,035)	$19,234	2,145

Managed Risk Growth-Income Fund

			Reinvestments of				Net increase
	Sales		distributions		Repurchases		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$16,125	1,168	$58,164	4,309	$(346,171)	(25,246)	$(271,882)	(19,769)
Class P2	4,069	297	7,744	582	(53,124)	(3,920)	(41,311)	(3,041)
Total net increase (decrease)	$20,194	1,465	$65,908	4,891	$(399,295)	(29,166)	$(313,193)	(22,810)

Year ended December 31, 2023
Class P1	$30,902	2,476	$260,286	22,694	$(233,754)	(19,325)	$57,434	5,845
Class P2	7,934	662	37,088	3,259	(38,477)	(3,190)	6,545	731
Total net increase (decrease)	$38,836	3,138	$297,374	25,953	$(272,231)	(22,515)	$63,979	6,576

Refer to the end of the tables for footnotes.

349	American Funds Insurance Series

Managed Risk Asset Allocation Fund

	Sales		Reinvestments of distributions		Repurchases		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2024
Class P1	$1,509	116	$365	29	$(1,325)	(108)	$549	37
Class P2	32,478	2,619	68,762	5,709	(396,241)	(32,260)	(295,001)	(23,932)
Total net increase (decrease)	$33,987	2,735	$69,127	5,738	$(397,566)	(32,368)	$(294,452)	(23,895)

Year ended December 31, 2023
Class P1	$3,002	267	$1,016	92	$(1,021)	(88)	$2,997	271
Class P2	18,885	1,651	286,099	26,654	(309,678)	(27,225)	(4,694)	1,080
Total net increase (decrease)	$21,887	1,918	$287,115	26,746	$(310,699)	(27,313)	$(1,697)	1,351

[1]	Includes exchanges between share classes of the fund.
[2]	Commencement of operations.
[3]	Amount less than one thousand.

11.	Ownership concentration

At December 31, 2024, American Funds Insurance Series - Portfolio Series - Managed Risk Growth and Income Portfolio held 18% and 15% of the outstanding shares of American Funds Insurance Series - Capital World Growth and Income Fund and American Funds Insurance Series - Capital Income Builder, respectively. Furthermore, American Funds Insurance Series - Portfolio Series - Managed Risk Global Allocation Portfolio held 18% of the outstanding shares of American Funds Insurance Series - American Funds Global Balanced Fund.

In addition, CRMC held aggregate ownership of 100% of the outstanding shares of American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund. The ownership percentage represents the seed money invested in the fund when it began operations. American Funds Insurance Series - U.S. Small and Mid Cap Equity Fund began operations on November 15, 2024.

12.	Investment transactions and other disclosures

The following tables present additional information for each fund for the year ended December 31, 2024 (dollars in thousands):

	Global Growth Fund	Global Small Capitalization Fund	Growth Fund	International Fund	New World Fund	Washington Mutual Investors Fund
Purchases of investment securities*	$3,164,887	$1,404,853	$9,972,568	$2,417,180	$1,820,644	$3,260,404
Sales of investment securities*	3,769,006	1,651,883	13,805,985	3,239,267	1,935,286	4,101,698
Non-U.S. taxes paid on dividend income	5,391	4,051	6,800	10,559	5,330	1,790
Non-U.S. taxes paid on interest income	—	25	—	—	99	—
Non-U.S. taxes paid (refunded) on realized gains	449	9,294	—	19,388	11,656	—
Non-U.S. taxes provided on unrealized appreciation	4,595	19,329	—	30,847	20,878	—

Refer to the end of the tables for footnotes.

American Funds Insurance Series	350

	U.S. Small and Mid Cap Equity Fund	Capital World Growth and Income Fund	Growth-Income Fund	International Growth and Income Fund	Capital Income Builder	Asset Allocation Fund
Purchases of investment securities*	$15,102	$617,083	$17,545,556	$124,782	$1,191,489	$30,001,833
Sales of investment securities*	430	797,075	21,898,856	136,137	1,165,511	31,359,801
Non-U.S. taxes paid on dividend income	—	2,216	5,123	830	1,514	6,746
Non-U.S. taxes paid on interest income	—	—	16	1	—	—
Non-U.S. taxes paid (refunded) on realized gains	—	562	(591)	65	172	—
Non-U.S. taxes provided on unrealized appreciation	—	465	—	92	768	—

	American
	Funds				American
	Global	The Bond	Capital	American	Funds	Ultra-Short
	Balanced	Fund	World Bond	High-Income	Mortgage	Bond
	Fund	of America	Fund	Trust	Fund	Fund
Purchases of investment securities*	$523,877	$35,318,918	$3,775,383	$390,487	$668,430	$—
Sales of investment securities*	536,068	35,418,355	3,739,907	379,388	670,997	—
Non-U.S. taxes paid on dividend income	339	—	—	9	—	—
Non-U.S. taxes paid on interest income	10	51	155	—	—	—
Non-U.S. taxes paid (refunded) on realized gains	86	—	64	—	—	—
Non-U.S. taxes provided on unrealized appreciation	226	—	133	—	—	—

Managed
				Risk	Managed	Managed
	U.S.	Managed	Managed	Washington	Risk	Risk
	Government	Risk	Risk	Mutual	Growth-	Asset
	Securities	Growth	International	Investors	Income	Allocation
	Fund	Fund	Fund	Fund	Fund	Fund
Purchases of investment securities*	$5,968,447	$66,860	$13,222	$26,393	$276,151	$140,909
Sales of investment securities*	5,952,344	160,102	25,321	70,105	573,720	395,647

*	Excludes short-term securities and U.S. government obligations, if any.
351	American Funds Insurance Series

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Global Growth Fund
Class 1:
12/31/2024	$33.92	$.44	$4.29	$4.73	$(.67)	$(1.07)	$(1.74)	$36.91	13.94%	$3,589	.52%	.41%	1.20%
12/31/2023	30.18	.36	6.30	6.66	(.37)	(2.55)	(2.92)	33.92	22.91	3,418	.52	.41	1.13
12/31/2022	45.46	.34	(11.34)	(11.00)	(.31)	(3.97)	(4.28)	30.18	(24.54)	3,104	.53	.46	1.01
12/31/2021	41.16	.25	6.48	6.73	(.26)	(2.17)	(2.43)	45.46	16.72	4,270	.55	.54	.56
12/31/2020	32.57	.20	9.56	9.76	(.21)	(.96)	(1.17)	41.16	30.79	3,309	.56	.56	.59
Class 1A:
12/31/2024	33.74	.35	4.26	4.61	(.58)	(1.07)	(1.65)	36.70	13.67	20	.77	.66	.95
12/31/2023	30.04	.28	6.26	6.54	(.29)	(2.55)	(2.84)	33.74	22.60	18	.77	.66	.88
12/31/2022	45.28	.26	(11.31)	(11.05)	(.22)	(3.97)	(4.19)	30.04	(24.73)	14	.78	.71	.78
12/31/2021	41.02	.14	6.46	6.60	(.17)	(2.17)	(2.34)	45.28	16.45	18	.80	.79	.33
12/31/2020	32.47	.12	9.52	9.64	(.13)	(.96)	(1.09)	41.02	30.49	12	.81	.81	.34
Class 2:
12/31/2024	33.44	.35	4.22	4.57	(.57)	(1.07)	(1.64)	36.37	13.68	3,512	.77	.66	.95
12/31/2023	29.79	.28	6.21	6.49	(.29)	(2.55)	(2.84)	33.44	22.60	3,522	.77	.66	.88
12/31/2022	44.94	.25	(11.21)	(10.96)	(.22)	(3.97)	(4.19)	29.79	(24.74)	3,234	.78	.71	.76
12/31/2021	40.72	.13	6.41	6.54	(.15)	(2.17)	(2.32)	44.94	16.42	4,559	.80	.80	.30
12/31/2020	32.24	.12	9.44	9.56	(.12)	(.96)	(1.08)	40.72	30.47	4,387	.81	.81	.34
Class 4:
12/31/2024	33.08	.25	4.18	4.43	(.51)	(1.07)	(1.58)	35.93	13.39	937	1.02	.91	.69
12/31/2023	29.51	.20	6.14	6.34	(.22)	(2.55)	(2.77)	33.08	22.29	732	1.02	.91	.63
12/31/2022	44.57	.17	(11.12)	(10.95)	(.14)	(3.97)	(4.11)	29.51	(24.92)	584	1.03	.96	.52
12/31/2021	40.45	.03	6.35	6.38	(.09)	(2.17)	(2.26)	44.57	16.14	744	1.05	1.04	.07
12/31/2020	32.05	.03	9.38	9.41	(.05)	(.96)	(1.01)	40.45	30.17	533	1.06	1.06	.09

Refer to the end of the tables for footnotes.

American Funds Insurance Series	352

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Global Small Capitalization Fund
Class 1:
12/31/2024	$18.57	$.12	$.34	$.46	$(.23)	$(.65)	$(.88)	$18.15	2.59%	$942	.70%	.67%	.66%
12/31/2023	16.22	.11	2.53	2.64	(.08)	(.21)	(.29)	18.57	16.45	1,001	.70	.65	.63
12/31/2022	34.17	.05	(9.50)	(9.45)	—	(8.50)	(8.50)	16.22	(29.37)	916	.72	.69	.24
12/31/2021	32.64	(.02)	2.32	2.30	—	(.77)	(.77)	34.17	6.98	1,707	.74	.74	(.07)
12/31/2020	26.80	(.01)	7.49	7.48	(.05)	(1.59)	(1.64)	32.64	30.04	2,391	.75	.75	(.06)
Class 1A:
12/31/2024	18.31	.07	.34	.41	(.19)	(.65)	(.84)	17.88	2.34	5	.95	.92	.40
12/31/2023	16.00	.06	2.50	2.56	(.04)	(.21)	(.25)	18.31	16.15	5	.95	.90	.38
12/31/2022	33.93	— [4]	(9.43)	(9.43)	—	(8.50)	(8.50)	16.00	(29.54)	4	.97	.94	— [5]
12/31/2021	32.49	(.07)	2.28	2.21	—	(.77)	(.77)	33.93	6.73	5	.99	.99	(.21)
12/31/2020	26.74	(.09)	7.48	7.39	(.05)	(1.59)	(1.64)	32.49	29.72	1	.99	.99	(.33)
Class 2:
12/31/2024	17.50	.07	.32	.39	(.19)	(.65)	(.84)	17.05	2.33	1,733	.95	.92	.41
12/31/2023	15.30	.06	2.39	2.45	(.04)	(.21)	(.25)	17.50	16.17	1,879	.95	.90	.38
12/31/2022	32.94	— [4]	(9.14)	(9.14)	—	(8.50)	(8.50)	15.30	(29.55)	1,762	.97	.94	— [5]
12/31/2021	31.56	(.10)	2.25	2.15	—	(.77)	(.77)	32.94	6.74	2,521	.99	.99	(.30)
12/31/2020	26.02	(.08)	7.25	7.17	(.04)	(1.59)	(1.63)	31.56	29.72	2,653	1.00	1.00	(.31)
Class 4:
12/31/2024	17.46	.03	.32	.35	(.15)	(.65)	(.80)	17.01	2.12	310	1.20	1.17	.15
12/31/2023	15.28	.02	2.37	2.39	— [4]	(.21)	(.21)	17.46	15.79	300	1.20	1.15	.13
12/31/2022	32.96	(.05)	(9.13)	(9.18)	—	(8.50)	(8.50)	15.28	(29.69)	261	1.22	1.19	(.25)
12/31/2021	31.67	(.18)	2.24	2.06	—	(.77)	(.77)	32.96	6.43	344	1.24	1.24	(.53)
12/31/2020	26.16	(.14)	7.27	7.13	(.03)	(1.59)	(1.62)	31.67	29.39	268	1.25	1.25	(.56)

Refer to the end of the tables for footnotes.

353	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Growth Fund
Class 1:
12/31/2024	$99.44	$.51	$30.78	$31.29	$(.67)	$(2.59)	$(3.26)	$127.47	31.96%	$21,469	.34%	.45%
12/31/2023	76.29	.57	28.16	28.73	(.54)	(5.04)	(5.58)	99.44	38.81	17,382	.35	.65
12/31/2022	127.58	.58	(37.03)	(36.45)	(.53)	(14.31)	(14.84)	76.29	(29.75)	13,660	.35	.64
12/31/2021	120.22	.46	24.29	24.75	(.58)	(16.81)	(17.39)	127.58	22.30	19,783	.34	.37
12/31/2020	81.22	.43	41.28	41.71	(.53)	(2.18)	(2.71)	120.22	52.45	15,644	.35	.46
Class 1A:
12/31/2024	98.46	.22	30.43	30.65	(.41)	(2.59)	(3.00)	126.11	31.61	377	.59	.20
12/31/2023	75.61	.35	27.88	28.23	(.34)	(5.04)	(5.38)	98.46	38.47	280	.60	.40
12/31/2022	126.70	.39	(36.79)	(36.40)	(.38)	(14.31)	(14.69)	75.61	(29.93)	187	.60	.45
12/31/2021	119.59	.16	24.11	24.27	(.35)	(16.81)	(17.16)	126.70	21.97	121	.59	.13
12/31/2020	80.92	.20	41.05	41.25	(.40)	(2.18)	(2.58)	119.59	52.07	60	.60	.21
Class 2:
12/31/2024	98.20	.22	30.34	30.56	(.38)	(2.59)	(2.97)	125.79	31.61	20,386	.59	.20
12/31/2023	75.41	.35	27.80	28.15	(.32)	(5.04)	(5.36)	98.20	38.49	17,879	.60	.40
12/31/2022	126.28	.35	(36.62)	(36.27)	(.29)	(14.31)	(14.60)	75.41	(29.94)	14,452	.60	.38
12/31/2021	119.18	.15	24.03	24.18	(.27)	(16.81)	(17.08)	126.28	21.97	21,986	.59	.12
12/31/2020	80.57	.19	40.89	41.08	(.29)	(2.18)	(2.47)	119.18	52.10	20,594	.60	.21
Class 3:
12/31/2024	100.54	.30	31.09	31.39	(.46)	(2.59)	(3.05)	128.88	31.70	276	.52	.27
12/31/2023	77.09	.42	28.45	28.87	(.38)	(5.04)	(5.42)	100.54	38.56	236	.53	.47
12/31/2022	128.68	.42	(37.35)	(36.93)	(.35)	(14.31)	(14.66)	77.09	(29.89)	188	.53	.45
12/31/2021	121.13	.24	24.47	24.71	(.35)	(16.81)	(17.16)	128.68	22.07	302	.52	.19
12/31/2020	81.84	.26	41.56	41.82	(.35)	(2.18)	(2.53)	121.13	52.20	279	.53	.28
Class 4:
12/31/2024	95.70	(.06)	29.52	29.46	(.19)	(2.59)	(2.78)	122.38	31.29	5,195	.84	(.06)
12/31/2023	73.64	.13	27.12	27.25	(.15)	(5.04)	(5.19)	95.70	38.13	3,522	.85	.15
12/31/2022	123.79	.12	(35.87)	(35.75)	(.09)	(14.31)	(14.40)	73.64	(30.11)	2,409	.85	.14
12/31/2021	117.24	(.15)	23.59	23.44	(.08)	(16.81)	(16.89)	123.79	21.69	3,214	.84	(.13)
12/31/2020	79.41	(.04)	40.24	40.20	(.19)	(2.18)	(2.37)	117.24	51.71	2,347	.85	(.04)

Refer to the end of the tables for footnotes.

American Funds Insurance Series	354

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
International Fund
Class 1:
12/31/2024	$17.50	$.23	$.38	$.61	$(.27)	$—	$(.27)	$17.84	3.40%	$3,080	.52%	1.26%
12/31/2023	15.31	.25	2.20	2.45	(.26)	—	(.26)	17.50	16.12	3,353	.53	1.50
12/31/2022	22.70	.34	(4.79)	(4.45)	(.34)	(2.60)	(2.94)	15.31	(20.57)	3,157	.54	1.95
12/31/2021	23.64	.38	(.67)	(.29)	(.65)	—	(.65)	22.70	(1.23)	4,747	.55	1.57
12/31/2020	20.86	.14	2.82	2.96	(.18)	—	(.18)	23.64	14.28	5,652	.55	.71
Class 1A:
12/31/2024	17.41	.18	.38	.56	(.22)	—	(.22)	17.75	3.17	13	.77	.99
12/31/2023	15.23	.21	2.19	2.40	(.22)	—	(.22)	17.41	15.85	12	.78	1.24
12/31/2022	22.61	.30	(4.78)	(4.48)	(.30)	(2.60)	(2.90)	15.23	(20.80)	10	.79	1.73
12/31/2021	23.55	.33	(.67)	(.34)	(.60)	—	(.60)	22.61	(1.47)	12	.80	1.39
12/31/2020	20.80	.08	2.81	2.89	(.14)	—	(.14)	23.55	13.96	10	.80	.43
Class 2:
12/31/2024	17.41	.19	.37	.56	(.22)	—	(.22)	17.75	3.16	3,238	.77	1.00
12/31/2023	15.23	.21	2.19	2.40	(.22)	—	(.22)	17.41	15.84	3,382	.78	1.24
12/31/2022	22.60	.29	(4.76)	(4.47)	(.30)	(2.60)	(2.90)	15.23	(20.79)	3,164	.79	1.71
12/31/2021	23.54	.33	(.68)	(.35)	(.59)	—	(.59)	22.60	(1.49)	4,190	.80	1.35
12/31/2020	20.78	.09	2.80	2.89	(.13)	—	(.13)	23.54	13.97	4,481	.80	.46
Class 3:
12/31/2024	17.56	.20	.37	.57	(.23)	—	(.23)	17.90	3.19	15	.70	1.08
12/31/2023	15.35	.22	2.22	2.44	(.23)	—	(.23)	17.56	15.99	17	.71	1.32
12/31/2022	22.76	.31	(4.81)	(4.50)	(.31)	(2.60)	(2.91)	15.35	(20.76)	16	.72	1.78
12/31/2021	23.69	.34	(.67)	(.33)	(.60)	—	(.60)	22.76	(1.39)	21	.73	1.41
12/31/2020	20.92	.10	2.81	2.91	(.14)	—	(.14)	23.69	14.00	25	.73	.53
Class 4:
12/31/2024	17.13	.14	.37	.51	(.18)	—	(.18)	17.46	2.93	441	1.02	.74
12/31/2023	14.99	.16	2.16	2.32	(.18)	—	(.18)	17.13	15.56	415	1.03	.99
12/31/2022	22.31	.25	(4.71)	(4.46)	(.26)	(2.60)	(2.86)	14.99	(21.02)	373	1.04	1.47
12/31/2021	23.25	.27	(.67)	(.40)	(.54)	—	(.54)	22.31	(1.71)	459	1.05	1.13
12/31/2020	20.54	.04	2.76	2.80	(.09)	—	(.09)	23.25	13.66	423	1.05	.21

Refer to the end of the tables for footnotes.

355	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
New World Fund
Class 1:
12/31/2024	$25.48	$.43	$1.32	$1.75	$(.44)	$(.12)	$(.56)	$26.67	6.86%	$1,800	.64%	.57%	1.60%
12/31/2023	22.30	.40	3.19	3.59	(.41)	—	(.41)	25.48	16.22	1,778	.64	.57	1.64
12/31/2022	31.83	.37	(7.17)	(6.80)	(.39)	(2.34)	(2.73)	22.30	(21.86)	1,610	.68	.57	1.48
12/31/2021	31.59	.29	1.38	1.67	(.36)	(1.07)	(1.43)	31.83	5.16	2,443	.74	.56	.88
12/31/2020	25.84	.15	5.93	6.08	(.06)	(.27)	(.33)	31.59	23.89	2,309	.76	.64	.58
Class 1A: 12/31/2024	25.36	.36	1.31	1.67	(.38)	(.12)	(.50)	26.53	6.58	12	.89	.82	1.33
12/31/2023	22.19	.33	3.20	3.53	(.36)	—	(.36)	25.36	15.98	10	.89	.82	1.38
12/31/2022	31.70	.30	(7.15)	(6.85)	(.32)	(2.34)	(2.66)	22.19	(22.09)	9	.93	.82	1.24
12/31/2021	31.43	.17	1.41	1.58	(.24)	(1.07)	(1.31)	31.70	4.90	12	.99	.81	.54
12/31/2020	25.74	.07	5.92	5.99	(.03)	(.27)	(.30)	31.43	23.63	18	1.01	.87	.26
Class 2: 12/31/2024	25.17	.36	1.30	1.66	(.38)	(.12)	(.50)	26.33	6.55	791	.89	.82	1.36
12/31/2023	22.02	.33	3.17	3.50	(.35)	—	(.35)	25.17	15.99	803	.89	.82	1.39
12/31/2022	31.48	.30	(7.10)	(6.80)	(.32)	(2.34)	(2.66)	22.02	(22.10)	764	.93	.82	1.24
12/31/2021	31.25	.20	1.38	1.58	(.28)	(1.07)	(1.35)	31.48	4.92	1,086	.99	.81	.63
12/31/2020	25.59	.08	5.87	5.95	(.02)	(.27)	(.29)	31.25	23.58	1,109	1.01	.89	.34
Class 4: 12/31/2024	24.95	.29	1.28	1.57	(.31)	(.12)	(.43)	26.09	6.33	809	1.14	1.07	1.10
12/31/2023	21.84	.27	3.14	3.41	(.30)	—	(.30)	24.95	15.67	787	1.14	1.07	1.14
12/31/2022	31.24	.24	(7.03)	(6.79)	(.27)	(2.34)	(2.61)	21.84	(22.25)	701	1.18	1.07	.99
12/31/2021	31.04	.12	1.36	1.48	(.21)	(1.07)	(1.28)	31.24	4.63	906	1.24	1.06	.38
12/31/2020	25.47	.02	5.83	5.85	(.01)	(.27)	(.28)	31.04	23.29	807	1.26	1.14	.08

Refer to the end of the tables for footnotes.

American Funds Insurance Series	356

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Washington Mutual Investors Fund
Class 1:
12/31/2024	$14.49	$.29	$2.51	$2.80	$(.30)	$(.13)	$(.43)	$16.86	19.40%	$6,269	.41%	.26%	1.78%
12/31/2023	12.69	.28	1.92	2.20	(.28)	(.12)	(.40)	14.49	17.66	6,020	.41	.27	2.07
12/31/2022	18.09	.31	(1.69)	(1.38)	(.30)	(3.72)	(4.02)	12.69	(8.28)	5,507	.41	.26	2.13
12/31/2021	14.35	.29	3.73	4.02	(.28)	—	(.28)	18.09	28.12	6,766	.42	.31	1.79
12/31/2020	13.56	.25	.95	1.20	(.26)	(.15)	(.41)	14.35	9.04	5,684	.43	.43	2.00
Class 1A:
12/31/2024	14.43	.25	2.50	2.75	(.26)	(.13)	(.39)	16.79	19.15	29	.66	.51	1.53
12/31/2023	12.61	.23	1.92	2.15	(.21)	(.12)	(.33)	14.43	17.29	23	.66	.52	1.77
12/31/2022	17.96	.27	(1.67)	(1.40)	(.23)	(3.72)	(3.95)	12.61	(8.45)	64	.66	.51	1.76
12/31/2021	14.28	.27	3.67	3.94	(.26)	—	(.26)	17.96	27.70	169	.67	.53	1.62
12/31/2020	13.51	.23	.93	1.16	(.24)	(.15)	(.39)	14.28	8.79	25	.67	.67	1.78
Class 2:
12/31/2024	14.21	.24	2.47	2.71	(.26)	(.13)	(.39)	16.53	19.14	3,002	.66	.51	1.53
12/31/2023	12.46	.24	1.88	2.12	(.25)	(.12)	(.37)	14.21	17.29	2,899	.66	.52	1.82
12/31/2022	17.83	.26	(1.65)	(1.39)	(.26)	(3.72)	(3.98)	12.46	(8.45)	2,775	.66	.51	1.88
12/31/2021	14.15	.25	3.67	3.92	(.24)	—	(.24)	17.83	27.78	3,426	.67	.56	1.54
12/31/2020	13.39	.22	.91	1.13	(.22)	(.15)	(.37)	14.15	8.68	3,082	.68	.68	1.75
Class 4:
12/31/2024	14.06	.20	2.44	2.64	(.23)	(.13)	(.36)	16.34	18.85	1,766	.91	.76	1.28
12/31/2023	12.34	.20	1.86	2.06	(.22)	(.12)	(.34)	14.06	16.97	1,344	.91	.77	1.58
12/31/2022	17.71	.23	(1.64)	(1.41)	(.24)	(3.72)	(3.96)	12.34	(8.69)	1,098	.91	.77	1.64
12/31/2021	14.06	.21	3.65	3.86	(.21)	—	(.21)	17.71	27.51	1,104	.92	.81	1.30
12/31/2020	13.31	.19	.91	1.10	(.20)	(.15)	(.35)	14.06	8.47	788	.93	.93	1.51

Refer to the end of the tables for footnotes.

357	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)		Ratio of expenses to average net assets before waivers[3]		Ratio of expenses to average net assets after waivers[2,3]		Ratio of net income (loss) to average net assets[2]
U.S. Small and Mid Cap Equity Fund
Class 1:
12/31/2024[6,7]	$10.00	$.01	$(.29)	$(.28)	$(.01)	$—	$(.01)	$9.71	(2.81)%[8,9]	$—	[10]	.59%[9,11]		.54%[9,11]		.72%[9,11]
Class 1A:
12/31/2024[6,7]	10.00	.01	(.29)	(.28)	(.01)	—	(.01)	9.71	(2.81)[8,9]	—	[10]	.59	[9,11]	.54	[9,11]	.72	[9,11]
Class 2:
12/31/2024[6,7]	10.00	.01	(.29)	(.28)	(.01)	—	(.01)	9.71	(2.81)[8,9]	—	[10]	.59	[9,11]	.54	[9,11]	.72	[9,11]
Class 4:
12/31/2024[6,7]	10.00	.01	(.29)	(.28)	(.01)	—	(.01)	9.71	(2.82)[8,9]	15		.59	[9,11]	.55	[9,11]	.71	[9,11]

Refer to the end of the tables for footnotes.

American Funds Insurance Series	358

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Capital World Growth and Income Fund
Class 1:
12/31/2024	$13.85	$.27	$1.71	$1.98	$(.30)	$—	$(.30)	$15.53	14.24%	$597	.52%	.42%	1.75%
12/31/2023	11.67	.27	2.19	2.46	(.28)	—	(.28)	13.85	21.22	579	.52	.41	2.08
12/31/2022	18.42	.32	(3.28)	(2.96)	(.34)	(3.45)	(3.79)	11.67	(17.13)	548	.57	.41	2.36
12/31/2021	16.67	.38	2.10	2.48	(.33)	(.40)	(.73)	18.42	15.03	812	.63	.47	2.14
12/31/2020	15.92	.22	1.14	1.36	(.23)	(.38)	(.61)	16.67	9.03	657	.66	.66	1.49
Class 1A:
12/31/2024	13.77	.23	1.70	1.93	(.26)	—	(.26)	15.44	14.00	8	.77	.67	1.50
12/31/2023	11.61	.23	2.18	2.41	(.25)	—	(.25)	13.77	20.87	7	.77	.66	1.83
12/31/2022	18.34	.28	(3.25)	(2.97)	(.31)	(3.45)	(3.76)	11.61	(17.29)	6	.82	.66	2.13
12/31/2021	16.62	.37	2.06	2.43	(.31)	(.40)	(.71)	18.34	14.71	7	.88	.70	2.08
12/31/2020	15.88	.18	1.13	1.31	(.19)	(.38)	(.57)	16.62	8.78	2	.90	.90	1.23
Class 2:
12/31/2024	13.81	.23	1.71	1.94	(.26)	—	(.26)	15.49	14.00	1,015	.77	.67	1.51
12/31/2023	11.64	.23	2.18	2.41	(.24)	—	(.24)	13.81	20.88	1,040	.77	.66	1.83
12/31/2022	18.38	.28	(3.26)	(2.98)	(.31)	(3.45)	(3.76)	11.64	(17.33)	983	.82	.66	2.11
12/31/2021	16.63	.33	2.11	2.44	(.29)	(.40)	(.69)	18.38	14.78	1,340	.88	.73	1.85
12/31/2020	15.89	.18	1.13	1.31	(.19)	(.38)	(.57)	16.63	8.73	1,349	.91	.91	1.23
Class 4:
12/31/2024	13.46	.18	1.67	1.85	(.23)	—	(.23)	15.08	13.70	268	1.02	.92	1.25
12/31/2023	11.35	.19	2.14	2.33	(.22)	—	(.22)	13.46	20.65	235	1.02	.91	1.57
12/31/2022	18.04	.24	(3.20)	(2.96)	(.28)	(3.45)	(3.73)	11.35	(17.57)	188	1.07	.91	1.86
12/31/2021	16.35	.29	2.06	2.35	(.26)	(.40)	(.66)	18.04	14.46	225	1.13	.97	1.65
12/31/2020	15.63	.14	1.12	1.26	(.16)	(.38)	(.54)	16.35	8.55	166	1.16	1.16	.97

Refer to the end of the tables for footnotes.

359	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Growth-Income Fund
Class 1: 12/31/2024	$59.26	$.84	$13.33	$14.17	$(.89)	$(2.95)	$(3.84)	$69.59	24.55%	$24,476	.28%	1.28%
12/31/2023	50.21	.86	11.96	12.82	(.88)	(2.89)	(3.77)	59.26	26.47	22,319	.29	1.60
12/31/2022	67.35	.85	(11.50)	(10.65)	(.83)	(5.66)	(6.49)	50.21	(16.28)	19,692	.29	1.54
12/31/2021	55.38	.79	12.64	13.43	(.86)	(.60)	(1.46)	67.35	24.42	25,507	.29	1.28
12/31/2020	50.71	.75	6.02	6.77	(.80)	(1.30)	(2.10)	55.38	13.81	22,903	.29	1.52
Class 1A: 12/31/2024	58.88	.67	13.24	13.91	(.74)	(2.95)	(3.69)	69.10	24.25	44	.53	1.02
12/31/2023	49.93	.72	11.87	12.59	(.75)	(2.89)	(3.64)	58.88	26.12	35	.54	1.35
12/31/2022	67.02	.71	(11.44)	(10.73)	(.70)	(5.66)	(6.36)	49.93	(16.48)	28	.54	1.30
12/31/2021	55.16	.65	12.55	13.20	(.74)	(.60)	(1.34)	67.02	24.08	32	.53	1.04
12/31/2020	50.54	.63	5.99	6.62	(.70)	(1.30)	(2.00)	55.16	13.55	16	.54	1.28
Class 2: 12/31/2024	58.30	.66	13.10	13.76	(.73)	(2.95)	(3.68)	68.38	24.23	13,882	.53	1.03
12/31/2023	49.46	.72	11.75	12.47	(.74)	(2.89)	(3.63)	58.30	26.14	12,894	.54	1.35
12/31/2022	66.44	.70	(11.33)	(10.63)	(.69)	(5.66)	(6.35)	49.46	(16.50)	11,508	.54	1.29
12/31/2021	54.66	.63	12.45	13.08	(.70)	(.60)	(1.30)	66.44	24.10	15,319	.54	1.03
12/31/2020	50.08	.62	5.93	6.55	(.67)	(1.30)	(1.97)	54.66	13.54	14,012	.54	1.27
Class 3: 12/31/2024	59.40	.72	13.36	14.08	(.77)	(2.95)	(3.72)	69.76	24.32	155	.46	1.10
12/31/2023	50.33	.77	11.97	12.74	(.78)	(2.89)	(3.67)	59.40	26.23	142	.47	1.42
12/31/2022	67.48	.75	(11.51)	(10.76)	(.73)	(5.66)	(6.39)	50.33	(16.43)	125	.47	1.36
12/31/2021	55.49	.68	12.65	13.33	(.74)	(.60)	(1.34)	67.48	24.18	166	.47	1.10
12/31/2020	50.81	.66	6.02	6.68	(.70)	(1.30)	(2.00)	55.49	13.60	154	.47	1.34
Class 4: 12/31/2024	57.34	.49	12.86	13.35	(.60)	(2.95)	(3.55)	67.14	23.93	2,698	.78	.78
12/31/2023	48.72	.57	11.57	12.14	(.63)	(2.89)	(3.52)	57.34	25.82	2,062	.79	1.10
12/31/2022	65.57	.56	(11.18)	(10.62)	(.57)	(5.66)	(6.23)	48.72	(16.70)	1,630	.79	1.05
12/31/2021	53.99	.48	12.28	12.76	(.58)	(.60)	(1.18)	65.57	23.80	1,928	.79	.79
12/31/2020	49.52	.49	5.85	6.34	(.57)	(1.30)	(1.87)	53.99	13.25	1,407	.79	1.02

Refer to the end of the tables for footnotes.

American Funds Insurance Series	360

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
International Growth and Income Fund
Class 1:
12/31/2024	$10.10	$.28	$.10	$.38	$(.29)	$—	$(.29)	$10.19	3.64%	$17	.57%	.57%	2.62%
12/31/2023	8.94	.27	1.15	1.42	(.26)	—	(.26)	10.10	16.08	15	.56	.55	2.82
12/31/2022	19.62	.39	(3.09)	(2.70)	(.28)	(7.70)	(7.98)	8.94	(15.00)	13	.64	.54	3.29
12/31/2021	19.01	.54	.53	1.07	(.46)	—	(.46)	19.62	5.64	30	.67	.67	2.70
12/31/2020	18.18	.27	.85	1.12	(.29)	—	(.29)	19.01	6.24	1,120	.68	.68	1.70
Class 1A:
12/31/2024	9.83	.24	.10	.34	(.26)	—	(.26)	9.91	3.39	6	.82	.82	2.34
12/31/2023	8.70	.24	1.13	1.37	(.24)	—	(.24)	9.83	15.92	6	.81	.80	2.54
12/31/2022	19.39	.35	(3.05)	(2.70)	(.29)	(7.70)	(7.99)	8.70	(15.31)	5	.88	.79	3.15
12/31/2021	18.97	.50	.52	1.02	(.60)	—	(.60)	19.39	5.39	6	.94	.92	2.50
12/31/2020	18.15	.22	.85	1.07	(.25)	—	(.25)	18.97	5.98	3	.93	.93	1.38
Class 2:
12/31/2024	9.82	.25	.10	.35	(.26)	—	(.26)	9.91	3.48	150	.82	.82	2.40
12/31/2023	8.70	.24	1.12	1.36	(.24)	—	(.24)	9.82	15.76	165	.81	.80	2.54
12/31/2022	19.38	.36	(3.05)	(2.69)	(.29)	(7.70)	(7.99)	8.70	(15.25)	162	.88	.78	3.24
12/31/2021	18.95	.48	.53	1.01	(.58)	—	(.58)	19.38	5.37	211	.93	.92	2.44
12/31/2020	18.12	.23	.85	1.08	(.25)	—	(.25)	18.95	6.01	221	.93	.93	1.43
Class 4:
12/31/2024	9.67	.22	.09	.31	(.24)	—	(.24)	9.74	3.11	150	1.07	1.07	2.13
12/31/2023	8.56	.21	1.12	1.33	(.22)	—	(.22)	9.67	15.66	143	1.06	1.05	2.29
12/31/2022	19.23	.33	(3.04)	(2.71)	(.26)	(7.70)	(7.96)	8.56	(15.52)	121	1.13	1.04	3.01
12/31/2021	18.82	.44	.51	.95	(.54)	—	(.54)	19.23	5.09	132	1.18	1.17	2.21
12/31/2020	18.01	.19	.83	1.02	(.21)	—	(.21)	18.82	5.73	112	1.18	1.18	1.19

Refer to the end of the tables for footnotes.

361	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Capital Income Builder
Class 1:
12/31/2024	$11.63	$.42	$.79	$1.21	$(.45)	$—	$(.45)	$12.39	10.45%	$709	.40%	.27%	3.44%
12/31/2023	10.99	.41	.59	1.00	(.36)	—	(.36)	11.63	9.28	660	.40	.26	3.68
12/31/2022	12.17	.37	(1.21)	(.84)	(.34)	—	(.34)	10.99	(6.90)	586	.44	.26	3.31
12/31/2021	10.87	.37	1.28	1.65	(.35)	—	(.35)	12.17	15.31	563	.53	.27	3.19
12/31/2020	10.73	.31	.15	.46	(.32)	—	(.32)	10.87	4.64	621	.53	.35	3.07
Class 1A:
12/31/2024	11.62	.39	.79	1.18	(.42)	—	(.42)	12.38	10.19	13	.65	.52	3.17
12/31/2023	10.98	.38	.59	.97	(.33)	—	(.33)	11.62	9.01	10	.65	.51	3.42
12/31/2022	12.15	.34	(1.19)	(.85)	(.32)	—	(.32)	10.98	(7.06)	10	.69	.52	3.06
12/31/2021	10.86	.34	1.27	1.61	(.32)	—	(.32)	12.15	14.95	10	.78	.52	2.94
12/31/2020	10.72	.28	.16	.44	(.30)	—	(.30)	10.86	4.38	6	.78	.60	2.81
Class 2:
12/31/2024	11.62	.39	.79	1.18	(.42)	—	(.42)	12.38	10.19	18	.65	.52	3.18
12/31/2023	10.98	.38	.59	.97	(.33)	—	(.33)	11.62	9.01	15	.65	.51	3.43
12/31/2022	12.16	.34	(1.20)	(.86)	(.32)	—	(.32)	10.98	(7.13)	13	.69	.51	3.06
12/31/2021	10.87	.34	1.27	1.61	(.32)	—	(.32)	12.16	14.94	13	.78	.52	2.93
12/31/2020	10.72	.29	.16	.45	(.30)	—	(.30)	10.87	4.48	8	.78	.60	2.83
Class 4:
12/31/2024	11.60	.36	.79	1.15	(.39)	—	(.39)	12.36	9.93	629	.90	.77	2.93
12/31/2023	10.96	.35	.59	.94	(.30)	—	(.30)	11.60	8.75	566	.90	.76	3.18
12/31/2022	12.14	.31	(1.20)	(.89)	(.29)	—	(.29)	10.96	(7.37)	530	.94	.76	2.81
12/31/2021	10.85	.31	1.27	1.58	(.29)	—	(.29)	12.14	14.68	559	1.03	.77	2.69
12/31/2020	10.71	.26	.15	.41	(.27)	—	(.27)	10.85	4.11	462	1.03	.85	2.55

Refer to the end of the tables for footnotes.

American Funds Insurance Series	362

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)	Ratio of expenses to average net assets[3]	Ratio of net income (loss) to average net assets
Asset Allocation Fund
Class 1:
12/31/2024	$23.86	$.60	$3.29	$3.89	$(.61)	$(1.10)	$(1.71)	$26.04	16.73%	$16,023	.30%	2.36%
12/31/2023	22.20	.57	2.54	3.11	(.56)	(.89)	(1.45)	23.86	14.55	15,555	.30	2.49
12/31/2022	29.08	.52	(4.24)	(3.72)	(.51)	(2.65)	(3.16)	22.20	(13.19)	15,138	.30	2.15
12/31/2021	26.50	.48	3.54	4.02	(.50)	(.94)	(1.44)	29.08	15.40	18,836	.30	1.71
12/31/2020	24.05	.43	2.59	3.02	(.46)	(.11)	(.57)	26.50	12.71	19,238	.30	1.80
Class 1A:
12/31/2024	23.74	.54	3.26	3.80	(.56)	(1.10)	(1.66)	25.88	16.41	42	.55	2.12
12/31/2023	22.10	.51	2.53	3.04	(.51)	(.89)	(1.40)	23.74	14.32	32	.55	2.25
12/31/2022	28.97	.46	(4.22)	(3.76)	(.46)	(2.65)	(3.11)	22.10	(13.43)	27	.55	1.95
12/31/2021	26.42	.42	3.52	3.94	(.45)	(.94)	(1.39)	28.97	15.13	24	.55	1.49
12/31/2020	23.99	.37	2.58	2.95	(.41)	(.11)	(.52)	26.42	12.43	14	.55	1.56
Class 2:
12/31/2024	23.53	.53	3.24	3.77	(.55)	(1.10)	(1.65)	25.65	16.44	4,340	.55	2.11
12/31/2023	21.91	.50	2.52	3.02	(.51)	(.89)	(1.40)	23.53	14.27	4,261	.55	2.24
12/31/2022	28.74	.46	(4.19)	(3.73)	(.45)	(2.65)	(3.10)	21.91	(13.41)	4,228	.55	1.90
12/31/2021	26.21	.41	3.49	3.90	(.43)	(.94)	(1.37)	28.74	15.10	5,473	.55	1.46
12/31/2020	23.79	.37	2.56	2.93	(.40)	(.11)	(.51)	26.21	12.46	5,242	.55	1.55
Class 3:
12/31/2024	23.90	.56	3.29	3.85	(.57)	(1.10)	(1.67)	26.08	16.52	32	.48	2.18
12/31/2023	22.23	.53	2.55	3.08	(.52)	(.89)	(1.41)	23.90	14.37	30	.48	2.31
12/31/2022	29.12	.48	(4.25)	(3.77)	(.47)	(2.65)	(3.12)	22.23	(13.37)	28	.48	1.97
12/31/2021	26.53	.43	3.55	3.98	(.45)	(.94)	(1.39)	29.12	15.22	36	.48	1.53
12/31/2020	24.08	.39	2.59	2.98	(.42)	(.11)	(.53)	26.53	12.50	33	.48	1.62
Class 4:
12/31/2024	23.34	.46	3.20	3.66	(.49)	(1.10)	(1.59)	25.41	16.11	6,649	.80	1.87
12/31/2023	21.75	.44	2.49	2.93	(.45)	(.89)	(1.34)	23.34	14.02	5,807	.80	1.99
12/31/2022	28.56	.39	(4.16)	(3.77)	(.39)	(2.65)	(3.04)	21.75	(13.66)	5,380	.80	1.66
12/31/2021	26.06	.34	3.47	3.81	(.37)	(.94)	(1.31)	28.56	14.84	6,337	.80	1.22
12/31/2020	23.67	.31	2.54	2.85	(.35)	(.11)	(.46)	26.06	12.16	5,131	.80	1.30

Refer to the end of the tables for footnotes.

363	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
American Funds Global Balanced Fund
Class 1:
12/31/2024	$12.37	$.34	$.52	$.86	$(.27)	$—	$(.27)	$12.96	6.90%	$95	.52%	.51%	2.63%
12/31/2023	12.55	.33	1.29	1.62	(.23)	(1.57)	(1.80)	12.37	14.05	98	.53	.52	2.67
12/31/2022	14.73	.26	(2.37)	(2.11)	—	(.07)	(.07)	12.55	(14.33)	96	.59	.58	1.99
12/31/2021	14.19	.18	1.37	1.55	(.19)	(.82)	(1.01)	14.73	11.05	120	.73	.73	1.24
12/31/2020	13.51	.17	1.24	1.41	(.19)	(.54)	(.73)	14.19	10.53	139	.72	.72	1.29
Class 1A:
12/31/2024	12.30	.30	.51	.81	(.24)	—	(.24)	12.87	6.57	4	.78	.77	2.35
12/31/2023	12.49	.29	1.30	1.59	(.21)	(1.57)	(1.78)	12.30	13.77	3	.78	.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07)	(.07)	12.49	(14.56)	3	.84	.84	1.71
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.83	4	.98	.98	1.02
12/31/2020	13.49	.14	1.23	1.37	(.16)	(.54)	(.70)	14.16	10.25	3	.97	.97	1.03
Class 2:
12/31/2024	12.31	.31	.50	.81	(.23)	—	(.23)	12.89	6.58	149	.77	.76	2.38
12/31/2023	12.49	.30	1.29	1.59	(.20)	(1.57)	(1.77)	12.31	13.83	160	.78	.77	2.42
12/31/2022	14.70	.22	(2.36)	(2.14)	—	(.07)	(.07)	12.49	(14.56)	158	.84	.83	1.73
12/31/2021	14.16	.15	1.36	1.51	(.15)	(.82)	(.97)	14.70	10.79	208	.98	.98	1.01
12/31/2020	13.48	.14	1.23	1.37	(.15)	(.54)	(.69)	14.16	10.30	208	.97	.97	1.03
Class 4:
12/31/2024	12.10	.27	.50	.77	(.21)	—	(.21)	12.66	6.32	144	1.02	1.01	2.12
12/31/2023	12.32	.26	1.27	1.53	(.18)	(1.57)	(1.75)	12.10	13.45	128	1.03	1.02	2.17
12/31/2022	14.53	.19	(2.33)	(2.14)	—	(.07)	(.07)	12.32	(14.73)	111	1.09	1.08	1.49
12/31/2021	14.02	.11	1.34	1.45	(.12)	(.82)	(.94)	14.53	10.46	135	1.23	1.23	.77
12/31/2020	13.36	.10	1.22	1.32	(.12)	(.54)	(.66)	14.02	10.00	105	1.22	1.22	.78

Refer to the end of the tables for footnotes.

American Funds Insurance Series	364

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
The Bond Fund of America
Class 1:
12/31/2024	$9.54	$.44	$(.29)	$.15	$(.42)	$—	$(.42)	$9.27	1.50%	$6,992	.39%	.24%	4.60%
12/31/2023	9.41	.39	.09	.48	(.35)	—	(.35)	9.54	5.21	6,908	.39	.20	4.15
12/31/2022	11.21	.31	(1.67)	(1.36)	(.32)	(.12)	(.44)	9.41	(12.26)	6,370	.39	.20	3.09
12/31/2021	11.89	.21	(.23)	(.02)	(.19)	(.47)	(.66)	11.21	(.14)	8,555	.39	.26	1.84
12/31/2020	11.17	.23	.87	1.10	(.27)	(.11)	(.38)	11.89	9.96	6,844	.40	.40	2.00
Class 1A:
12/31/2024	9.47	.41	(.29)	.12	(.39)	—	(.39)	9.20	1.23	221	.64	.49	4.35
12/31/2023	9.35	.37	.08	.45	(.33)	—	(.33)	9.47	4.89	258	.64	.45	3.90
12/31/2022	11.16	.31	(1.69)	(1.38)	(.31)	(.12)	(.43)	9.35	(12.49)	220	.64	.45	3.15
12/31/2021	11.84	.18	(.23)	(.05)	(.16)	(.47)	(.63)	11.16	(.36)	12	.64	.51	1.59
12/31/2020	11.13	.20	.87	1.07	(.25)	(.11)	(.36)	11.84	9.68	9	.65	.65	1.74
Class 2:
12/31/2024	9.40	.41	(.30)	.11	(.39)	—	(.39)	9.12	1.16	2,766	.64	.49	4.35
12/31/2023	9.27	.36	.10	.46	(.33)	—	(.33)	9.40	5.02	2,879	.64	.45	3.89
12/31/2022	11.06	.28	(1.66)	(1.38)	(.29)	(.12)	(.41)	9.27	(12.58)	2,844	.64	.45	2.84
12/31/2021	11.73	.18	(.22)	(.04)	(.16)	(.47)	(.63)	11.06	(.31)	3,729	.64	.52	1.57
12/31/2020	11.02	.20	.86	1.06	(.24)	(.11)	(.35)	11.73	9.73	3,840	.65	.65	1.75
Class 4:
12/31/2024	9.35	.38	(.29)	.09	(.37)	—	(.37)	9.07	.98	1,188	.89	.74	4.10
12/31/2023	9.23	.34	.09	.43	(.31)	—	(.31)	9.35	4.72	963	.89	.70	3.66
12/31/2022	11.01	.26	(1.65)	(1.39)	(.27)	(.12)	(.39)	9.23	(12.75)	787	.89	.70	2.61
12/31/2021	11.69	.15	(.22)	(.07)	(.14)	(.47)	(.61)	11.01	(.59)	891	.89	.76	1.34
12/31/2020	11.00	.17	.85	1.02	(.22)	(.11)	(.33)	11.69	9.38	714	.90	.90	1.48

Refer to the end of the tables for footnotes.

365	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
Capital World Bond Fund
Class 1:
12/31/2024	$10.16	$.42	$(.70)	$(.28)	$(.25)	$—	$(.25)	$9.63	(2.76)%	$588	.48%	.48%	4.20%
12/31/2023	9.55	.32	.29	.61	—	—	—	10.16	6.39	665	.48	.48	3.33
12/31/2022	11.79	.25	(2.30)	(2.05)	(.03)	(.16)	(.19)	9.55	(17.43)	663	.51	.48	2.43
12/31/2021	12.94	.25	(.85)	(.60)	(.24)	(.31)	(.55)	11.79	(4.73)	988	.60	.50	2.06
12/31/2020	12.12	.26	.95	1.21	(.18)	(.21)	(.39)	12.94	10.17	1,219	.59	.52	2.08
Class 1A:
12/31/2024	10.08	.40	(.69)	(.29)	(.25)	—	(.25)	9.54	(2.97)	39	.74	.74	4.05
12/31/2023	9.50	.30	.28	.58	—	—	—	10.08	6.11	1	.73	.73	3.08
12/31/2022	11.76	.22	(2.30)	(2.08)	(.02)	(.16)	(.18)	9.50	(17.69)	1	.76	.73	2.19
12/31/2021	12.91	.23	(.85)	(.62)	(.22)	(.31)	(.53)	11.76	(4.88)	1	.85	.75	1.85
12/31/2020	12.10	.23	.95	1.18	(.16)	(.21)	(.37)	12.91	9.89	1	.83	.76	1.83
Class 2:
12/31/2024	10.03	.39	(.69)	(.30)	(.21)	—	(.21)	9.52	(3.04)	761	.73	.73	3.95
12/31/2023	9.45	.29	.29	.58	—	—	—	10.03	6.14	817	.73	.73	3.08
12/31/2022	11.70	.22	(2.29)	(2.07)	(.02)	(.16)	(.18)	9.45	(17.70)	765	.76	.73	2.18
12/31/2021	12.84	.22	(.84)	(.62)	(.21)	(.31)	(.52)	11.70	(4.92)	1,030	.85	.75	1.82
12/31/2020	12.03	.22	.95	1.17	(.15)	(.21)	(.36)	12.84	9.90	1,058	.84	.77	1.83
Class 4:
12/31/2024	9.88	.36	(.68)	(.32)	(.19)	—	(.19)	9.37	(3.32)	60	.98	.98	3.70
12/31/2023	9.33	.27	.28	.55	—	—	—	9.88	5.89	57	.98	.98	2.84
12/31/2022	11.57	.19	(2.25)	(2.06)	(.02)	(.16)	(.18)	9.33	(17.84)	53	1.01	.98	1.94
12/31/2021	12.71	.19	(.84)	(.65)	(.18)	(.31)	(.49)	11.57	(5.18)	66	1.10	1.00	1.57
12/31/2020	11.92	.19	.94	1.13	(.13)	(.21)	(.34)	12.71	9.62	61	1.09	1.02	1.58

Refer to the end of the tables for footnotes.

American Funds Insurance Series	366

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers[3]	Ratio of expenses to average net assets after waivers[2,3]	Ratio of net income (loss) to average net assets[2]
American High-Income Trust
Class 1:
12/31/2024	$8.94	$.65	$.24	$.89	$(.64)	$—	$(.64)	$9.19	9.92%	$229	.45%	.32%	6.96%
12/31/2023	8.53	.63	.43	1.06	(.65)	—	(.65)	8.94	12.69	223	.45	.31	7.10
12/31/2022	10.19	.56	(1.47)	(.91)	(.75)	—	(.75)	8.53	(9.01)	224	.47	.32	5.95
12/31/2021	9.80	.51	.34	.85	(.46)	—	(.46)	10.19	8.74	278	.53	.37	4.95
12/31/2020	9.87	.61	.17	.78	(.85)	—	(.85)	9.80	8.21	123	.52	.52	6.46
Class 1A:
12/31/2024	8.90	.62	.25	.87	(.62)	—	(.62)	9.15	9.73	3	.70	.57	6.71
12/31/2023	8.51	.61	.41	1.02	(.63)	—	(.63)	8.90	12.40	3	.70	.56	6.90
12/31/2022	10.16	.53	(1.46)	(.93)	(.72)	—	(.72)	8.51	(9.29)	1	.72	.57	5.70
12/31/2021	9.78	.49	.33	.82	(.44)	—	(.44)	10.16	8.42	1	.78	.64	4.75
12/31/2020	9.86	.56	.20	.76	(.84)	—	(.84)	9.78	7.94	1	.78	.78	5.85
Class 2:
12/31/2024	8.73	.61	.23	.84	(.61)	—	(.61)	8.96	9.67	536	.70	.57	6.70
12/31/2023	8.35	.59	.41	1.00	(.62)	—	(.62)	8.73	12.45	533	.70	.56	6.85
12/31/2022	9.98	.52	(1.43)	(.91)	(.72)	—	(.72)	8.35	(9.26)	521	.72	.57	5.68
12/31/2021	9.61	.48	.33	.81	(.44)	—	(.44)	9.98	8.42	673	.78	.65	4.80
12/31/2020	9.70	.55	.19	.74	(.83)	—	(.83)	9.61	7.94	665	.78	.78	5.88
Class 3:
12/31/2024	8.99	.63	.25	.88	(.62)	—	(.62)	9.25	9.79	8	.63	.50	6.77
12/31/2023	8.58	.61	.43	1.04	(.63)	—	(.63)	8.99	12.54	8	.63	.49	6.91
12/31/2022	10.24	.54	(1.47)	(.93)	(.73)	—	(.73)	8.58	(9.25)	9	.65	.50	5.76
12/31/2021	9.84	.50	.34	.84	(.44)	—	(.44)	10.24	8.60	10	.71	.58	4.86
12/31/2020	9.92	.57	.19	.76	(.84)	—	(.84)	9.84	7.93	10	.71	.71	5.94
Class 4:
12/31/2024	9.75	.65	.27	.92	(.60)	—	(.60)	10.07	9.39	156	.95	.82	6.45
12/31/2023	9.26	.63	.46	1.09	(.60)	—	(.60)	9.75	12.18	107	.95	.81	6.62
12/31/2022	10.99	.55	(1.58)	(1.03)	(.70)	—	(.70)	9.26	(9.53)	77	.97	.82	5.44
12/31/2021	10.54	.50	.36	.86	(.41)	—	(.41)	10.99	8.18	90	1.03	.89	4.52
12/31/2020	10.56	.57	.22	.79	(.81)	—	(.81)	10.54	7.74	69	1.03	1.03	5.58

Refer to the end of the tables for footnotes.

367	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[2]	Ratio of net income (loss) to average net assets[2]
American Funds Mortgage Fund
Class 1:
12/31/2024	$9.44	$.47	$(.38)	$.09	$(.45)	$—	$(.45)	$9.08	.93%	$17	.39%	.31%	5.04%
12/31/2023	9.45	.45	(.08)	.37	(.38)	—	(.38)	9.44	4.03	17	.41	.29	4.76
12/31/2022	10.63	.07	(1.10)	(1.03)	(.15)	—	(.15)	9.45	(9.76)	1	.45	.25	.70
12/31/2021	11.11	.06	(.09)	(.03)	(.08)	(.37)	(.45)	10.63	(.32)	231	.49	.29	.58
12/31/2020	10.56	.10	.64	.74	(.17)	(.02)	(.19)	11.11	6.98	224	.48	.36	.93
Class 1A:
12/31/2024	9.32	.44	(.37)	.07	(.43)	—	(.43)	8.96	.74	3	.64	.56	4.78
12/31/2023	9.34	.41	(.07)	.34	(.36)	—	(.36)	9.32	3.72	2	.65	.53	4.38
12/31/2022	10.59	.19	(1.24)	(1.05)	(.20)	—	(.20)	9.34	(10.03)	2	.69	.54	1.91
12/31/2021	11.08	.04	(.10)	(.06)	(.06)	(.37)	(.43)	10.59	(.47)	2	.74	.54	.33
12/31/2020	10.55	.07	.63	.70	(.15)	(.02)	(.17)	11.08	6.63	1	.73	.59	.61
Class 2:
12/31/2024	9.34	.45	(.38)	.07	(.43)	—	(.43)	8.98	.68	42	.64	.56	4.79
12/31/2023	9.36	.41	(.07)	.34	(.36)	—	(.36)	9.34	3.68	44	.64	.52	4.35
12/31/2022	10.61	.18	(1.23)	(1.05)	(.20)	—	(.20)	9.36	(9.94)	46	.69	.54	1.87
12/31/2021	11.09	.04	(.10)	(.06)	(.05)	(.37)	(.42)	10.61	(.57)	58	.74	.54	.33
12/31/2020	10.54	.08	.63	.71	(.14)	(.02)	(.16)	11.09	6.72	58	.73	.60	.68
Class 4:
12/31/2024	9.23	.42	(.38)	.04	(.41)	—	(.41)	8.86	.35	49	.89	.82	4.53
12/31/2023	9.25	.38	(.06)	.32	(.34)	—	(.34)	9.23	3.51	45	.90	.78	4.12
12/31/2022	10.49	.16	(1.22)	(1.06)	(.18)	—	(.18)	9.25	(10.16)	40	.94	.79	1.66
12/31/2021	10.97	.01	(.09)	(.08)	(.03)	(.37)	(.40)	10.49	(.78)	43	.99	.79	.08
12/31/2020	10.44	.04	.63	.67	(.12)	(.02)	(.14)	10.97	6.38	37	.98	.85	.41

Refer to the end of the tables for footnotes.

American Funds Insurance Series	368

Financial highlights (continued)

		Income (loss) from investment operations[1]				Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return	Net assets, end of year (in millions)		Ratio of expenses to average net assets	Ratio of net income (loss) to average net assets
Ultra-Short Bond Fund
Class 1:
12/31/2024	$11.35	$.58	$(.01)		$.57	$(.61)	$—	$(.61)	$11.31	5.08%	$39		.30%	4.98%
12/31/2023	11.35	.55	.01		.56	(.56)	—	(.56)	11.35	4.94	40		.30	4.81
12/31/2022	11.27	.17	(.01)		.16	(.08)	—	(.08)	11.35	1.42	51		.32	1.48
12/31/2021	11.31	(.03)	(.01)		(.04)	—	—	—	11.27	(.35)	37		.37	(.28)
12/31/2020	11.30	.02	.02		.04	(.03)	—	(.03)	11.31	.34	44		.37	.16
Class 1A:
12/31/2024	11.35	.55	—	[4]	.55	(.59)	—	(.59)	11.31	4.86	—	[10]	.53	4.74
12/31/2023	11.35	.54	—		.54	(.54)	—	(.54)	11.35	4.79	—	[10]	.53	4.69
12/31/2022	11.28	.16	(.01)		.15	(.08)	—	(.08)	11.35	1.32	—	[10]	.31	1.40
12/31/2021	11.31	(.03)	—	[4]	(.03)	—	—	—	11.28	(.27)	—	[10]	.36	(.28)
12/31/2020	11.30	.03	.01		.04	(.03)	—	(.03)	11.31	.32	—	[10]	.35	.26
Class 2:
12/31/2024	10.98	.53	—	[4]	.53	(.58)	—	(.58)	10.93	4.89	245		.55	4.73
12/31/2023	11.00	.51	—	[4]	.51	(.53)	—	(.53)	10.98	4.64	273		.55	4.56
12/31/2022	10.93	.13	—	[4]	.13	(.06)	—	(.06)	11.00	1.17	297		.57	1.23
12/31/2021	10.99	(.06)	—	[4]	(.06)	—	—	—	10.93	(.55)	245		.62	(.53)
12/31/2020	11.01	— [4]	—	[4]	— [4]	(.02)	—	(.02)	10.99	.03	288		.62	(.05)
Class 3:
12/31/2024	11.13	.54	—	[4]	.54	(.59)	—	(.59)	11.08	4.91	4		.48	4.79
12/31/2023	11.14	.52	.01		.53	(.54)	—	(.54)	11.13	4.75	4		.48	4.64
12/31/2022	11.07	.13	—	[4]	.13	(.06)	—	(.06)	11.14	1.19	4		.50	1.19
12/31/2021	11.12	(.05)	—	[4]	(.05)	—	—	—	11.07	(.45)	5		.55	(.46)
12/31/2020	11.13	— [4]	.02		.02	(.03)	—	(.03)	11.12	.13	4		.55	.03
Class 4:
12/31/2024	11.05	.50	.01		.51	(.56)	—	(.56)	11.00	4.62	51		.80	4.47
12/31/2023	11.05	.48	.01		.49	(.49)	—	(.49)	11.05	4.44	56		.80	4.28
12/31/2022	11.00	.12	(.03)		.09	(.04)	—	(.04)	11.05	.83	80		.82	1.05
12/31/2021	11.08	(.09)	.01		(.08)	—	—	—	11.00	(.72)	46		.87	(.79)
12/31/2020	11.13	(.04)	.01		(.03)	(.02)	—	(.02)	11.08	(.25)	40		.87	(.35)

Refer to the end of the tables for footnotes.

369	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[2]	Ratio of net income (loss) to average net assets[2]
U.S. Government Securities Fund
Class 1:
12/31/2024	$9.91	$.45	$(.35)	$.10	$(.42)	$—	$(.42)	$9.59	.99%	$268	.33%	.27%	4.53%
12/31/2023	9.99	.40	(.09)	.31	(.39)	—	(.39)	9.91	3.21	257	.33	.21	4.05
12/31/2022	11.67	.32	(1.56)	(1.24)	(.44)	—	(.44)	9.99	(10.75)	242	.36	.22	2.90
12/31/2021	13.04	.18	(.26)	(.08)	(.18)	(1.11)	(1.29)	11.67	(.44)	522	.39	.29	1.50
12/31/2020	12.34	.16	1.07	1.23	(.26)	(.27)	(.53)	13.04	10.09	429	.38	.38	1.21
Class 1A:
12/31/2024	9.87	.42	(.35)	.07	(.41)	—	(.41)	9.53	.70	286	.58	.51	4.23
12/31/2023	9.96	.38	(.10)	.28	(.37)	—	(.37)	9.87	2.88	5	.58	.46	3.83
12/31/2022	11.63	.29	(1.55)	(1.26)	(.41)	—	(.41)	9.96	(10.93)	4	.60	.47	2.70
12/31/2021	13.00	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.63	(.65)	5	.64	.53	1.28
12/31/2020	12.32	.09	1.10	1.19	(.24)	(.27)	(.51)	13.00	9.75	4	.64	.64	.69
Class 2:
12/31/2024	9.78	.42	(.34)	.08	(.40)	—	(.40)	9.46	.75	1,051	.58	.52	4.28
12/31/2023	9.87	.37	(.09)	.28	(.37)	—	(.37)	9.78	2.89	1,073	.58	.46	3.80
12/31/2022	11.53	.29	(1.54)	(1.25)	(.41)	—	(.41)	9.87	(10.95)	1,059	.61	.47	2.69
12/31/2021	12.89	.15	(.25)	(.10)	(.15)	(1.11)	(1.26)	11.53	(.62)	1,391	.64	.54	1.24
12/31/2020	12.21	.09	1.10	1.19	(.24)	(.27)	(.51)	12.89	9.80	1,439	.64	.64	.73
Class 3:
12/31/2024	9.94	.43	(.35)	.08	(.40)	—	(.40)	9.62	.79	5	.51	.44	4.35
12/31/2023	10.02	.39	(.10)	.29	(.37)	—	(.37)	9.94	3.00	6	.51	.39	3.85
12/31/2022	11.70	.30	(1.57)	(1.27)	(.41)	—	(.41)	10.02	(10.90)	6	.54	.40	2.76
12/31/2021	13.07	.16	(.26)	(.10)	(.16)	(1.11)	(1.27)	11.70	(.62)	9	.57	.47	1.31
12/31/2020	12.37	.10	1.12	1.22	(.25)	(.27)	(.52)	13.07	9.91	10	.57	.57	.78
Class 4:
12/31/2024	9.77	.39	(.34)	.05	(.38)	—	(.38)	9.44	.44	210	.83	.77	4.02
12/31/2023	9.86	.35	(.10)	.25	(.34)	—	(.34)	9.77	2.62	183	.83	.71	3.54
12/31/2022	11.52	.26	(1.54)	(1.28)	(.38)	—	(.38)	9.86	(11.19)	190	.85	.72	2.45
12/31/2021	12.88	.12	(.25)	(.13)	(.12)	(1.11)	(1.23)	11.52	(.88)	238	.89	.79	.98
12/31/2020	12.22	.05	1.10	1.15	(.22)	(.27)	(.49)	12.88	9.48	272	.89	.89	.42

Refer to the end of the tables for footnotes.

American Funds Insurance Series	370

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[12]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,12]	Net effective expense ratio[2,13,14]	Ratio of net income (loss) to average net assets[2]
Managed Risk Growth Fund
Class P1:
12/31/2024	$10.86	$.10	$2.48	$2.58	$(.09)	$—	$(.09)	$13.35	23.82%	$14	.42%	.37%	.69%	.81%
12/31/2023	11.37	.08	2.28	2.36	(.08)	(2.79)	(2.87)	10.86	23.77	13	.42	.37	.70	.77
12/31/2022	18.53	.06	(4.46)	(4.40)	(.22)	(2.54)	(2.76)	11.37	(24.62)	9	.41	.36	.68	.47
12/31/2021	17.25	.04	2.16	2.20	(.18)	(.74)	(.92)	18.53	13.08	13	.41	.36	.69	.19
12/31/2020	13.78	.07	4.20	4.27	(.12)	(.68)	(.80)	17.25	32.45	11	.42	.37	.72	.49
Class P2:
12/31/2024	10.73	.06	2.46	2.52	(.06)	—	(.06)	13.19	23.50	513	.67	.62	.94	.52
12/31/2023	11.28	.05	2.26	2.31	(.07)	(2.79)	(2.86)	10.73	23.50	495	.67	.62	.95	.43
12/31/2022	18.42	.03	(4.45)	(4.42)	(.18)	(2.54)	(2.72)	11.28	(24.88)	445	.67	.62	.94	.20
12/31/2021	17.11	(.01)	2.16	2.15	(.10)	(.74)	(.84)	18.42	12.89	584	.67	.62	.95	(.07)
12/31/2020	13.71	.03	4.16	4.19	(.11)	(.68)	(.79)	17.11	32.03	554	.67	.62	.97	.20
Managed Risk International Fund
Class P1:
12/31/2024	$8.36	$.13	$(.12)	$.01	$(.14)	$—	$(.14)	$8.23	(.05)%	$2	.46%	.37%	.84%	1.50%
12/31/2023	8.61	.13	.41	.54	(.15)	(.64)	(.79)	8.36	6.36	2	.46	.36	.84	1.60
12/31/2022	10.55	.15	(1.75)	(1.60)	(.34)	—	(.34)	8.61	(15.27)	2	.44	.37	.85	1.70
12/31/2021	11.07	.24	(.67)	(.43)	(.09)	—	(.09)	10.55	(3.92)	2	.44	.36	.86	2.12
12/31/2020	11.01	.08	.22	.30	(.16)	(.08)	(.24)	11.07	3.13	2	.43	.35	.86	.82
Class P2:
12/31/2024	8.32	.10	(.13)	(.03)	(.11)	—	(.11)	8.18	(.45)	112	.72	.63	1.10	1.19
12/31/2023	8.58	.10	.42	.52	(.14)	(.64)	(.78)	8.32	6.22	122	.73	.63	1.11	1.21
12/31/2022	10.48	.12	(1.74)	(1.62)	(.28)	—	(.28)	8.58	(15.54)	124	.70	.63	1.11	1.36
12/31/2021	10.99	.20	(.65)	(.45)	(.06)	—	(.06)	10.48	(4.13)	160	.71	.63	1.13	1.79
12/31/2020	10.92	.04	.23	.27	(.12)	(.08)	(.20)	10.99	2.80	168	.71	.63	1.14	.42
Managed Risk Washington Mutual Investors Fund
Class P1:
12/31/2024	$10.50	$.20	$1.28	$1.48	$(.22)	$—	$(.22)	$11.76	14.20%	$3	.41%	.36%	.61%	1.80%
12/31/2023	11.24	.20	.79	.99	(.24)	(1.49)	(1.73)	10.50	10.04	3	.42	.37	.63	1.91
12/31/2022	12.95	.23	(1.38)	(1.15)	(.56)	—	(.56)	11.24	(8.92)	3	.41	.36	.60	1.96
12/31/2021	11.24	.16	1.79	1.95	(.24)	—	(.24)	12.95	17.46	2	.41	.36	.66	1.33
12/31/2020	12.01	.18	(.35)	(.17)	(.26)	(.34)	(.60)	11.24	(.93)	2	.40	.35	.76	1.66
Class P2:
12/31/2024	10.43	.17	1.28	1.45	(.19)	—	(.19)	11.69	13.99	319	.68	.63	.88	1.51
12/31/2023	11.18	.18	.77	.95	(.21)	(1.49)	(1.70)	10.43	9.73	322	.68	.63	.89	1.71
12/31/2022	12.88	.19	(1.37)	(1.18)	(.52)	—	(.52)	11.18	(9.16)	321	.67	.62	.86	1.62
12/31/2021	11.18	.11	1.79	1.90	(.20)	—	(.20)	12.88	17.11	371	.68	.62	.92	.91
12/31/2020	11.91	.13	(.33)	(.20)	(.19)	(.34)	(.53)	11.18	(1.25)	355	.68	.63	1.04	1.18

Refer to the end of the tables for footnotes.

371	American Funds Insurance Series

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[12]	Ratio of expenses to average net assets after waivers/ reimburse- ments[2,12]	Net effective expense ratio[2,13,14]	Ratio of net income (loss) to average net assets[2]
Managed Risk Growth-Income Fund
Class P1:
12/31/2024	$12.53	$.21	$2.02	$2.23	$(.23)	$(.18)	$(.41)	$14.35	18.03%	$1,903	.41%	.36%	.63%	1.55%
12/31/2023	12.51	.20	1.65	1.85	(.21)	(1.62)	(1.83)	12.53	16.17	1,910	.41	.36	.63	1.64
12/31/2022	15.73	.18	(2.79)	(2.61)	(.30)	(.31)	(.61)	12.51	(16.74)	1,833	.41	.36	.62	1.33
12/31/2021	14.01	.14	1.99	2.13	(.21)	(.20)	(.41)	15.73	15.32	2,328	.41	.36	.64	.96
12/31/2020	13.76	.17	1.08	1.25	(.26)	(.74)	(1.00)	14.01	9.85	2,120	.41	.36	.66	1.24
Class P2:
12/31/2024	12.45	.17	2.01	2.18	(.20)	(.18)	(.38)	14.25	17.69	274	.66	.61	.88	1.29
12/31/2023	12.44	.17	1.64	1.81	(.18)	(1.62)	(1.80)	12.45	15.90	277	.66	.61	.88	1.39
12/31/2022	15.64	.15	(2.78)	(2.63)	(.26)	(.31)	(.57)	12.44	(16.93)	268	.66	.61	.87	1.10
12/31/2021	13.93	.10	1.98	2.08	(.17)	(.20)	(.37)	15.64	15.05	340	.66	.61	.89	.70
12/31/2020	13.69	.14	1.07	1.21	(.23)	(.74)	(.97)	13.93	9.58	315	.66	.61	.91	1.02
Managed Risk Asset Allocation Fund
Class P1:
12/31/2024	$11.90	$.29	$1.45	$1.74	$(.27)	$(.17)	$(.44)	$13.20	14.90%	$12	.41%	.36%	.65%	2.28%
12/31/2023	12.43	.31	.87	1.18	(.26)	(1.45)	(1.71)	11.90	10.51	10	.41	.36	.66	2.61
12/31/2022	15.33	.24	(2.34)	(2.10)	(.32)	(.48)	(.80)	12.43	(13.75)	7	.41	.36	.65	1.80
12/31/2021	13.84	.21	1.55	1.76	(.27)	—	(.27)	15.33	12.82	7	.41	.36	.66	1.43
12/31/2020	13.81	.25	.51	.76	(.21)	(.52)	(.73)	13.84	6.10	5	.41	.36	.66	1.91
Class P2:
12/31/2024	11.53	.22	1.44	1.66	(.24)	(.17)	(.41)	12.78	14.63	2,014	.66	.61	.90	1.81
12/31/2023	12.09	.21	.90	1.11	(.22)	(1.45)	(1.67)	11.53	10.23	2,093	.66	.61	.91	1.86
12/31/2022	14.93	.18	(2.25)	(2.07)	(.29)	(.48)	(.77)	12.09	(13.97)	2,182	.66	.61	.90	1.40
12/31/2021	13.45	.15	1.53	1.68	(.20)	—	(.20)	14.93	12.50	2,812	.66	.61	.91	1.03
12/31/2020	13.46	.15	.56	.71	(.20)	(.52)	(.72)	13.45	5.88	2,773	.66	.61	.91	1.15

Refer to the end of the tables for footnotes.

American Funds Insurance Series	372

Financial highlights (continued)

Portfolio turnover rate for all share classes	Year ended December 31,
excluding mortgage dollar roll transactions[15,16]	2024	2023	2022	2021	2020
Capital Income Builder	49%	59%	48%	60%	110%
Asset Allocation Fund	43	54	42	45	49
American Funds Global Balanced Fund	55	43	111	36	68
The Bond Fund of America	102	129	77	87	72
Capital World Bond Fund	54	110	114	64	88
American Funds Mortgage Fund	52	85	56	38	123
U.S. Government Securities Fund	43	113	77	126	112

Portfolio turnover rate for all share classes			Year ended December 31,
including mortgage dollar roll transactions, if any[15,16]	2024		2023		2022		2021		2020
Global Growth Fund	41%		29%		29%		18%		17%
Global Small Capitalization Fund	47		36		40		29		38
Growth Fund	23		23		29		25		32
International Fund	35		28		42		44		40
New World Fund	55		36		40		43		70
Washington Mutual Investors Fund	31		29		30		90		40
U.S. Small and Mid Cap Equity Fund	46,7,8
Capital World Growth and Income Fund	34		29		42		85		36
Growth-Income Fund	45		26		25		24		33
International Growth and Income Fund	39		38		48		41		56
Capital Income Builder	107		149		126		93		184
Asset Allocation Fund	129		159		118		124		145
American Funds Global Balanced Fund	141		103		126		39		86
The Bond Fund of America	398		545		415		456		461
Capital World Bond Fund	269		286		188		91		145
American High-Income Trust	45		40		34		56		78
American Funds Mortgage Fund	644		1053		1141		975		1143
Ultra-Short Bond Fund	—	[17]	—	[17]	—	[17]	—	[17]	—	[17]
U.S. Government Securities Fund	398		744		695		433		867
Managed Risk Growth Fund	14		39		97		32		80
Managed Risk International Fund	11		27		82		24		71
Managed Risk Washington Mutual Investors Fund	8		19		70		16		101
Managed Risk Growth-Income Fund	13		21		67		13		38
Managed Risk Asset Allocation Fund	7		13		48		5		30

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers/reimbursements from CRMC. During some of the years shown, CRMC waived a portion of investment advisory services fees on some funds, including each of the managed risk funds. In addition, during some of the years shown, CRMC reimbursed a portion of miscellaneous fees and expenses for some of the managed risk funds and U.S. Small and Mid Cap Equity Fund.
[3]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds, if applicable.
[4]	Amount less than $.01.
[5]	Amount less than .01%.
[6]	Based on operations for a period that is less than a full year.
[7]	For the period November 15, 2024, commencement of operations, through December 31, 2024.
[8]	Not annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services and/or insurance administrative services, as applicable, are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Annualized.
[12]	This column does not include expenses of the underlying funds in which each fund invests.
[13]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.
[14]	Unaudited.
[15]	Refer to Note 5 for further information on mortgage dollar rolls.
[16]	Rates do not include the fund’s portfolio activity with respect to any Central Funds, if applicable.
[17]	Amount is either less than 1% or there is no turnover.

Refer to the notes to financial statements.

373	American Funds Insurance Series

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of American Funds Insurance Series and Shareholders of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, American Funds Global Balanced Fund, The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of Global Growth Fund, Global Small Capitalization Fund, Growth Fund, International Fund, New World Fund, Washington Mutual Investors Fund, Capital World Growth and Income Fund, Growth-Income Fund, International Growth and Income Fund, Capital Income Builder, Asset Allocation Fund, American Funds Global Balanced Fund (formerly Global Balanced Fund), The Bond Fund of America, Capital World Bond Fund, American High-Income Trust, American Funds Mortgage Fund, Ultra-Short Bond Fund, U.S. Government Securities Fund, Managed Risk Growth Fund, Managed Risk International Fund, Managed Risk Washington Mutual Investors Fund, Managed Risk Growth-Income Fund and Managed Risk Asset Allocation Fund (twenty-three of the funds constituting American Funds Insurance Series, hereafter collectively referred to as the “Funds“) as of December 31, 2024, the related statements of operations for the year ended December 31, 2024, the statements of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2024 and each of the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Global Growth Fund	For the year ended December 31, 2024.	For each of the two years in the period ended December 31, 2024.	For each of the five years in the period ended December 31, 2024.
Global Small Capitalization Fund
Growth Fund
International Fund
New World Fund
Washington Mutual Investors Fund
Capital World Growth and Income Fund
Growth-Income Fund
International Growth and Income Fund
Capital Income Builder
Asset Allocation Fund
American Funds Global Balanced Fund
The Bond Fund of America
Capital World Bond Fund
American High-Income Trust
American Funds Mortgage Fund
Ultra-Short Bond Fund
U.S. Government Securities Fund
Managed Risk Growth Fund
Managed Risk International Fund
Managed Risk Washington Mutual Investors Fund
American Funds Insurance Series	374

Report of Independent Registered Public Accounting Firm

Fund	Statements of operations	Statements of changes in net assets	Financial highlights
Managed Risk Growth-Income Fund	For the year ended December 31, 2024.	For each of the two years in the period ended December 31, 2024.	For each of the five years in the period ended December 31, 2024.
Managed Risk Asset Allocation Fund
U.S. Small and Mid Cap Equity Fund	For the period November 15, 2024 (commencement of operations) through December 31, 2024.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Los Angeles, California

February 12, 2025

We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

375	American Funds Insurance Series

Changes in and disagreements with accountants

Not applicable

Matters submitted for shareholder vote

Not applicable

Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

Approval of Investment Advisory and Service Agreement

Not applicable

American Funds Insurance Series	376

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:

(1)    The date of the meeting and whether it was an annual or special meeting.
(2)    If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)    A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)    All directors and all members of any advisory board for regular compensation;
(2)    Each director and each member of an advisory board for special compensation;
(3)    All officers; and
(4)    Each person of whom any officer or director of the Fund is an affiliated person.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect thereto that formed the basis for the board’s approval. Include the following in the discussion:

(1) Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and
(2) If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.

NVIT Amundi Multi-Sector Bond Fund
Initial Approval of Amended Sub-advisory Agreement

Summary of Factors Considered by the Board

At the December 10-11, 2024 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the NVIT Amundi Multi-Sector Bond Fund (the “Fund”), the appointment of Victory Capital Management, Inc. (“Victory”) as sub-adviser to the Fund pursuant to an amended sub-advisory agreement between Nationwide Fund Advisors, the Fund’s investment adviser (“NFA”), and Victory (the “Sub-advisory Agreement”).  The Board was provided with detailed materials relating to Victory and the transaction giving rise to the need for the approval, in advance of the meeting.  The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory Agreement.

NFA informed the Board that Amundi Asset Management U.S., Inc. (“Amundi”), current sub-adviser to the Fund and a wholly-owned subsidiary of Amundi Holdings U.S., Inc. (“Amundi Holdings US”) had entered into a transaction with Victory Capital Holdings (“Victory Holdings”) that would result in Amundi and Amundi Holdings US, being wholly-owned by Victory Holdings. The closing of that transaction, expected at the end of 2024 or in early 2025, would constitute a change of control of Amundi, triggering an automatic termination of the current sub-advisory agreement between NFA and Amundi.  NFA proposed that the Board approve an amended Sub advisory Agreement, on the same terms as the existing agreement, to take effect upon the change of control.

NFA informed the Board that Amundi had confirmed that the Transaction will not cause any material changes to Amundi’s leadership, investment, operational, or compliance teams’ processes or programs.  NFA reported that Amundi confirmed that Amundi will retain investment and operational autonomy, that investment teams, processes and client support will remain unchanged, despite the personnel becoming employees of Victory, and that the Amundi brand is expected to remain in place.

In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by Amundi under the Sub advisory Agreement, including information relating to Amundi’s investment strategy and process for the Fund.  The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory Agreement.  In making its determinations, the Board took into account the information provided to it by NFA and Amundi, and the recommendation by NFA to approve the amended Sub-advisory Agreement.

The Trustees considered that Victory serves as sub-adviser to the NVIT Victory Mid Cap Value Fund and that the amended agreement with Victory generally contains terms materially similar to those in effect under the current sub-advisory agreements with Amundi and Victory.

No information was presented to the Board regarding Amundi’s expected profitability as a result of the Sub-advisory Agreement.

On the basis of these considerations, and other information provided at the meeting, the Board, including all of the Independent Trustees voting separately, unanimously approved the amended Sub advisory Agreement.

Replacement of Columbia Management Investment Advisors, LLC
by Putnam Investment Management, LLC
 for NVIT Putnam International Value Fund
(formerly known as the NVIT Columbia Overseas Value Fund)

Initial Approval of Sub-advisory Agreement

Summary of Factors Considered by the Board

At the December 10-11, 2024 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the NVIT Putnam International Value Fund (formerly known as the NVIT Columbia Overseas Value Fund) (the “Fund”), the appointment of Putnam Investment Management, LLC (“Putnam”) as sub-adviser to the Fund pursuant to a new sub-advisory agreement (the “Sub-advisory Agreement”).  Putnam replaced Columbia Management Investment Advisors, LLC (“Columbia”), the previous sub-adviser to the Fund.  The Board was provided with detailed materials relating to Putnam in advance of the meeting.  The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub advisory Agreement.

In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by Putnam under the Sub advisory Agreement, including information relating to Putnam’s investment strategy and process for the Fund.  The Board also considered information provided to it regarding the experience of the investment personnel of Putnam who would be managing the Fund.  The Board considered information concerning the past performance record of Putnam in managing the investment strategy it intended to use in managing the Fund’s assets.

The Board considered the sub-advisory fee rate that NFA would pay to Putnam with respect to the Fund.  The Board noted that the sub-advisory fee rate schedule would be less than that of Columbia’s at each breakpoint resulting in savings which NFA will share with the Fund’s shareholders by lowering its contractual investment advisory fee schedule breakpoints.

The Board considered that the non-compensatory terms of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.

No information was presented to the Board regarding Putnam’s expected profitability as a result of the Sub-advisory Agreement or the expected profitability of the Fund with regards to NFA following the implementation of the Sub-advisory Agreement.

Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period commencing from the execution of the Sub-advisory Agreement.

Replacement of NS Partners Ltd
by FIAM LLC
 for NVIT Fidelity Institutional AM Emerging Markets Fund
(formerly known as the NVIT Emerging Markets Fund)

Initial Approval of Sub-advisory Agreement

Summary of Factors Considered by the Board

At the December 10-11, 2024 meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the NVIT Fidelity Institutional AM Emerging Markets Fund (formerly known as the NVIT Emerging Markets Fund) (the “Fund”), the appointment of FIAM LLC (“Fidelity”) as sub-adviser to the Fund pursuant to a new sub-advisory agreement (the “Sub-advisory Agreement”).  Fidelity replaced NS Partners Ltd (“NS Partners”), the previous sub-adviser to the Fund.  The Board was provided with detailed materials relating to Fidelity in advance of the meeting.  The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory Agreement.

In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by Fidelity under the Sub-advisory Agreement, including information relating to Fidelity’s investment strategy and process for the Fund.  The Board also considered information provided to it regarding the experience of the investment personnel of Fidelity who would be managing the Fund.  The Board considered information concerning the past performance record of Fidelity in managing the investment strategy it intended to use in managing the Fund’s assets.

The Board considered the sub-advisory fee rate that NFA would pay to Fidelity with respect to the Fund.  The Board considered that the sub-advisory fee proposed to be paid to Fidelity would be identical to that paid to NS Partners and that, as a result, NFA would realize neither a savings nor a loss as a result of appointing Fidelity.

The Board considered that the non-compensatory terms of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Funds.

No information was presented to the Board regarding Fidelity’s expected profitability as a result of the Sub-advisory Agreement or the expected profitability of the Fund with regards to NFA following the implementation of the Sub-advisory Agreement.

Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for a two-year period commencing from the execution of the Sub-advisory Agreement.

Replacement of Nationwide Asset Management, LLC
by Loomis, Sayles & Company, L.P.
for NVIT Loomis Core Bond Fund
(formerly known as the NVIT Core Bond Fund)

Initial Approval of Sub-advisory Agreement

Summary of Factors Considered by the Board

At the October 23, 2024 special meeting of the Board of Trustees, the Board, including the Independent Trustees, discussed and unanimously approved, on behalf of the NVIT Loomis Core Bond Fund (formerly known as the NVIT Core Bond Fund) (the “Fund”), the appointment of Loomis, Sayles & Company, L.P. (“Loomis”) as sub-adviser to the Fund pursuant to a new sub-advisory agreement (the “Sub-advisory Agreement”).  Loomis replaced Nationwide Asset Management, LLC (“NWAM”), the previous sub-adviser to the Fund.  The Board was provided with detailed materials relating to Loomis in advance of the meeting.  The Independent Trustees met in executive session with their independent legal counsel prior to the meeting to discuss information relating to the Sub-advisory Agreement.

In making its determinations, the Board took into account information provided to it by Nationwide Fund Advisors (“NFA”) as to the services to be provided by Loomis under the Sub-advisory Agreement, including information relating to Loomis’s investment strategy and process for the Fund.  The Board also considered information provided to it regarding the experience of the investment personnel of Loomis who would be managing the Fund.  The Board considered information concerning the past performance record of Loomis in managing the investment strategy it intended to use in managing the Fund’s assets.

The Board considered the sub-advisory fee rate that NFA would pay to Loomis with respect to the Fund.  The Board considered that the sub-advisory fee proposed to be paid to Loomis would be based on the aggregate of assets of the Fund and the Nationwide Loomis Core Bond Fund, which is also sub-advised by Loomis.  The Board noted that the sub-advisory fee schedule proposed with respect to Loomis was anticipated to result in an overall lower sub-advisory fee rate to be paid by NFA with respect to the Fund.

The Board considered that the non-compensatory terms of the Sub-advisory Agreement are substantially similar in all material respects to the terms of the sub-advisory agreements that the Trust currently has in place for other Nationwide Variable Insurance Trust Funds.

No information was presented to the Board regarding Loomis’s expected profitability as a result of the Sub-advisory Agreement or the expected profitability of the Fund with regards to NFA following the implementation of the Sub-advisory Agreement. The Trustees noted that information regarding the profitability of the Fund to NFA would be provided for the Trustees’ consideration in connection with the next annual contract review for the Fund and that the Board did not consider profitability data of an unaffiliated sub-adviser to be a determinative factor.

Based on these and other considerations, none of which were individually determinative of the outcome, and after discussion and consideration among the Trustees, and with NFA, Trust counsel, and independent legal counsel, the Board, including all of the Independent Trustees voting separately, unanimously approved the Sub-advisory Agreement for an initial period of up to two-years commencing from the execution of the Sub-advisory Agreement.

NVIT Bond Index Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT S&P 500 Index Fund
NVIT Small Cap Index Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each, a “Sub-Adviser”) (together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.

In preparation for the Board’s meetings in 2024 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

•              A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.

•              Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2024) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

•              Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.

•              Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.
•              Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.

The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2024 and at a special meeting in October to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and November to review information and materials provided to them and to prepare any supplemental information requests for the Adviser. At the Trustees’ regular quarterly meeting in December 2024, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.

The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:

•              The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.

•              The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.

•              The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.

•              The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.

•              The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers.

•              Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates; and enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the expenses and performance of the Funds’ peer groups over various time periods.

Fund Expense and Performance

The Trustees considered that each Fund was shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians. The Trustees determined that the expense information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.

In considering the performance of each of the Funds, the Trustees considered principally the gross investment performance of the Funds, which should reflect the success of the Fund in tracking the return of its benchmark index without taking into account the effect of the Fund’s expenses and without taking into account any of the Fund’s earnings from securities lending activities. The Trustees noted that the three-year gross investment performance of each of the Funds less securities lending income met or exceeded the performance of the Fund’s benchmark index (or with respect to NVIT S&P 500 Index Fund and NVIT Mid Cap Index Fund, within one or two basis points, respectively, of the Fund’s benchmark index). The Trustees considered that those returns were consistent with a conclusion that each Fund’s investment advisory arrangements were appropriately designed to provide a return approximating that of the Fund’s benchmark index. The Trustees determined that the performance information of each Fund was consistent with the continuation of the Fund’s Advisory Agreement.

Economies of Scale

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2024.

NVIT Blueprint Aggressive Fund
NVIT Blueprint Balanced Fund
NVIT Blueprint Capital Appreciation Fund
NVIT Blueprint Conservative Fund
NVIT Blueprint Managed Growth Fund
NVIT Blueprint Managed Growth & Income Fund
NVIT Blueprint Moderate Fund
NVIT Blueprint Moderately Aggressive Fund
NVIT Blueprint Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers, if applicable (each, a “Sub-Adviser”) (together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.

Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.
In preparation for the Board’s meetings in 2024 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

•              A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.

•              Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2024) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

•              Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.

•              Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.

•              Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.

The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2024 and at a special meeting in October to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and November to review information and materials provided to them and to prepare any supplemental information requests for the Adviser. At the Trustees’ regular quarterly meeting in December 2024, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.

The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:

•              The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.

•              The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.

•              The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.

•              The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.

•              The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers.

•              Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates; and enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the expenses and performance of the Funds’ peer groups over various time periods.

Fund Expense and Performance

(NVIT Blueprint Aggressive Fund, NVIT Blueprint Balanced Fund, NVIT Blueprint Conservative Fund, NVIT Blueprint Moderately Aggressive Fund, and NVIT Blueprint Moderately Conservative Fund)

For the Funds above, the Trustees considered that, although each Fund was shown to pay actual management fees at a level equal to or higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was within what the Trustees considered a generally acceptable range of the Fund’s peer group median (and in the case of NVIT Blueprint Conservative Fund, lower than its peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. The Trustees also considered the administrative services fees paid by Class II shares of each Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Fund and their effect on the Fund’s expenses, as compared to its peer group. The Trustees determined that each Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreement.

For the Funds above, the Trustees also considered each Fund’s investment performance. They noted that each Fund was shown to have experienced three-year performance above its performance universe median, or with respect to NVIT Blueprint Conservative Fund, below the median but within the third quintile of its peer universe median. The Trustees determined that the performance information of each Fund was consistent with the continuation of the Fund’s Advisory Agreement.

(NVIT Blueprint Capital Appreciation Fund)

The Trustees noted that although the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) at a level higher than the Fund’s peer group median in the fourth quintile, it was shown to pay actual management fees at a level lower than its peer group median. The Trustees considered the effect of underlying fund expenses on the Fund’s comparative expense information. The Trustees also considered the administrative services fees paid by Class II shares of the Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Fund and their effect on the Fund’s expenses, as compared to its peer group. The Trustees determined that the Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreement, particularly in light of the Fund’s three-year investment performance.  Regarding the Fund’s investment performance, the Trustees noted that the Fund was shown to have experienced three-year performance above its performance universe median within the second quintile of its peer group. The Trustees determined that the performance information of the Fund was consistent with the continuation of the Fund’s Advisory Agreement.

(NVIT Blueprint Managed Growth Fund and NVIT Blueprint Managed Growth & Income Fund)

With respect to NVIT Blueprint Managed Growth Fund and NVIT Blueprint Managed Growth & Income Fund, the Trustees noted that each Fund was shown to pay actual management fees at a level lower than its peer group median and its total expense ratio (including 12b-1/non-12b-1 fees) was at a level higher than the Fund’s peer group median. The Trustees considered the Adviser’s statements that mutual funds with a volatility overlay generally have higher expenses compared to mutual funds without a volatility overlay and the Funds’ peer groups were comprised of a mixture of funds, including peers without a volatility overlay. The Trustees also considered that the level of each Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was within a generally acceptable range of the Fund’s peer group median and not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. The Trustees determined that each Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreements.

For the Funds above, the Trustees also considered each Fund’s investment performance. They noted that each Fund was shown to have experienced three-year performance above its performance universe median. The Trustees determined that the performance information of each Fund was consistent with the continuation of the Fund’s Advisory Agreements.

(NVIT Blueprint Moderate Fund)

The Trustees noted that the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) and to pay actual management fees in the fourth quintile of its peer group. The Trustees considered the effect of underlying fund expenses on the Fund’s comparative expense information. The Trustees also considered the administrative services fees paid by Class II shares of the Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Fund and their effect on the Fund’s expenses, as compared to its peer group. The Trustees determined that the Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreement, particularly in light of the Fund’s three-year investment performance. Regarding the Fund’s investment performance, the Trustees noted that the Fund was shown to have experienced three-year performance above its performance universe median within the first quintile of its peer group. The Trustees determined that the performance information of the Fund was consistent with the continuation of the Fund’s Advisory Agreement.

Economies of Scale

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the advisory fee rate schedule for each of the Funds is subject to contractual breakpoints reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds, and that the advisory fee rate schedules for the underlying funds in which each Fund invests are generally subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds.

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2024.

NVIT Allspring Discovery Fund
NVIT Amundi Multi Sector Bond Fund
NVIT AQR Large Cap Defensive Style Fund
NVIT BlackRock Equity Dividend Fund
NVIT BlackRock Managed Global Allocation Fund
NVIT BNY Mellon Core Plus Bond Fund
NVIT BNY Mellon Dynamic U.S. Core Fund
NVIT BNY Mellon Dynamic U.S. Equity Income Fund
NVIT Calvert Equity Fund
NVIT Columbia Overseas Value Fund
NVIT Core Bond Fund
NVIT DoubleLine Total Return Tactical Fund
NVIT Emerging Markets Fund
NVIT Federated High Income Bond Fund
NVIT Government Bond Fund
NVIT Government Money Market Fund
NVIT GS Emerging Markets Equity Insights Fund
NVIT GS International Equity Insights Fund
NVIT GS Large Cap Equity Fund (formerly, NVIT GS Large Cap Equity Insights Fund)
NVIT GS Small Cap Equity Insights Fund
NVIT International Equity Fund
NVIT iShares® Fixed Income ETF Fund
NVIT iShares® Global Equity ETF Fund
NVIT Invesco Small Cap Growth Fund (formerly NVIT Multi-Manager Small Cap Growth Fund)
NVIT J.P. Morgan Digital Evolution Strategy Fund
NVIT J.P. Morgan Innovators Fund
NVIT J.P. Morgan Large Cap Growth Fund
NVIT J.P. Morgan U.S. Equity Fund
NVIT J.P. Morgan US Technology Leaders Fund
NVIT Jacobs Levy Large Cap Core Fund
NVIT Jacobs Levy Large Cap Growth Fund
NVIT Loomis Short Term Bond Fund
NVIT Managed American Funds Asset Allocation Fund
NVIT Managed American Funds Growth & Income Fund
NVIT NS Partners International Focused Growth Fund
NVIT Real Estate Fund
NVIT U.S. 130/30 Equity Fund
NVIT Victory Mid Cap Value Fund (formerly NVIT Multi-Manager Mid Cap Value Fund)

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each, a “Sub-Adviser”) (together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.
Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.

In preparation for the Board’s meetings in 2024 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

•              A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.

•              Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2024) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

•              Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.

•              Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.

•              Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.

The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2024 and at a special meeting in October to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and November to review information and materials provided to them and to prepare any supplemental information requests for the Adviser. At the Trustees’ regular quarterly meeting in December 2024, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.

The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:

•              The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.

•              The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.

•              The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.

•              The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.

•              The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers.

•              Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates; and enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the expenses and performance of the Funds’ peer group over various time periods.

Fund Expense and Performance

(NVIT Allspring Discovery Fund, NVIT BNY Mellon Core Plus Bond Fund, NVIT BNY Mellon Dynamic U.S. Core Fund, NVIT BNY Mellon Dynamic U.S. Equity Income Fund, NVIT Core Bond Fund, NVIT Government Money Market Fund, NVIT GS International Equity Insights Fund, NVIT GS Large Cap Equity Fund, NVIT GS Small Cap Equity Insights Fund, NVIT International Equity Fund, NVIT iShares® Fixed Income ETF Fund, NVIT iShares® Global Equity ETF Fund, NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Innovators Fund, NVIT J.P. Morgan Large Cap Growth Fund, NVIT J.P. Morgan U.S. Equity Fund, NVIT J.P. Morgan US Technology Leaders Fund, NVIT Loomis Short Term Bond Fund, NVIT Real Estate Fund, and NVIT Victory Mid Cap Value Fund)

For the Funds above, the Trustees considered that each Fund was shown to pay actual management fees and to have total expense ratios (including 12b-1/non-12b-1 fees) at levels lower than or equal to their peer group medians. The Trustees determined that the expense information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.

For the Funds above, the Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to in the next three paragraphs, each of the Funds was shown to have experienced three-year performance (or the two-year period with respect to NVIT J.P. Morgan Digital Evolution Strategy Fund, NVIT J.P. Morgan Large Cap Growth Fund, and NVIT J.P. Morgan US Technology Leaders Fund, each of which commenced operations in April 2022) at or above its performance universe median, or with respect to NVIT iShares® Fixed Income ETF Fund, below the median but within the third quintile of its peer universe median.

With respect to NVIT Allspring Discovery Fund and NVIT Core Bond Fund, the Trustees noted each Fund had experienced three-year performance in the fifth quintile of its performance universe and considered that the investment performance for each Fund had improved to the third quintile of its performance universe for the one-year period ended June 30, 2024. With respect to NVIT Core Bond Fund, the Trustees also considered that on October 23, 2024, the Board approved the replacement of the Fund’s sub-adviser to be effective in January 2025.

With respect to NVIT BNY Mellon Dynamic U.S. Core Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered that the investment performance for the Fund had improved to the third quintile of its performance universe for the one-year period ended June 30, 2024.

With respect to NVIT J.P. Morgan Innovators Fund, the Trustees noted that Fund had experienced two-year performance in the fifth quintile of its performance universe.  The Trustees considered that the Fund commenced operations in April 2022 and three-year performance as of June 30, 2024 was not yet available and that additional time was necessary to evaluate the Fund’s performance.

The Trustees determined that the performance information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.

(NVIT Amundi Multi Sector Bond Fund, NVIT AQR Large Cap Defensive Style Fund, NVIT Calvert Equity Fund, NVIT DoubleLine Total Return Tactical Fund, NVIT Federated High Income Bond Fund, NVIT Government Bond Fund, NVIT GS Emerging Markets Equity Insights Fund, NVIT Emerging Markets Fund, NVIT Invesco Small Cap Growth Fund, NVIT Jacobs Levy Large Cap Core Fund, NVIT Jacobs Levy Large Cap Growth Fund, NVIT Managed American Funds Asset Allocation Fund, and NVIT U.S. 130/30 Equity Fund)

For the Funds above, the Trustees considered that, although each Fund was shown to pay actual management fees at a level higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of NVIT U.S. 130/30 Equity Fund and NVIT Jacobs Levy Large Cap Growth Fund, within what the Trustees considered a generally acceptable range of the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.  With respect to NVIT U.S. 130/30 Equity Fund and NVIT Jacobs Levy Large Cap Growth Fund, the Trustees also considered the administrative services fees paid by Class II shares of each Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Fund and their effect on the Fund’s expenses, as compared to its peer group. The Trustees determined that each Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreement.

For the Funds above, the Trustees also considered each Fund’s investment performance. They noted that, with the exception of the Funds referred to in the next four paragraphs, each of the Funds was shown to have experienced three-year performance for the period ended June 30, 2024 at or above its performance universe median.

With respect to NVIT AQR Large Cap Defensive Style Fund, the Trustees considered that the Fund was shown to have experienced three-year performance below its performance universe median, in the fourth quintile of its performance universe. The Trustees also considered that the Adviser is considering additional steps to take in the future and that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of the potential change.

With respect to NVIT Federated High Income Bond Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered that the investment performance for the Fund had improved to the third quintile of its performance universe for the one-year period ended June 30, 2024. The Trustees also considered that the Adviser is considering additional steps to take in the future and that the Fund has been designated to be subject to heightened review by the Trustees in light of its investment performance.

With respect to NVIT Calvert Equity Fund, the Trustees considered that the Fund was shown to have experienced three-year performance below its performance universe median, in the fifth quintile of its performance universe. The Trustees considered the Adviser’s statements that the underperformance was primarily attributable to the Fund’s prior sub-adviser that was replaced in March 2023. The Trustees also considered that the Adviser is considering additional steps to take in the future and that the Fund has been designated to be subject to heightened review by the Trustees in the coming year in light of the potential change.

With respect to NVIT Emerging Markets Fund, the Trustees considered that the Fund was shown to have experienced three-year performance below its performance universe median, in the fourth quintile of its performance universe. The Trustees considered that on December 11, 2024, the Board approved the replacement of the Fund’s sub-adviser to be effective in the first quarter of 2025.

The Trustees determined that the performance information of each of the foregoing Funds was consistent with the continuation of the Fund’s Advisory Agreement.

(NVIT Columbia Overseas Value Fund)

The Trustees noted that the Fund was shown to pay actual management fees at a level higher than its peer group median, in the fifth quintile, and that the Fund’s total expense ratio (including 12b-1/non-12b-1 fees) was in the fourth quintile of its peer group. The Trustees considered that on December 11, 2024, the Board approved: (i) the replacement of the Fund’s Sub-Adviser, (ii) a reduction in the contractual investment advisory paid with respect to the Fund, and (iii) an amendment to the Fund’s expense limitation agreement lowering the Fund’s expense limitation, each to be effective in the first quarter of 2025. With respect to performance, the Trustees considered that the Fund was shown to have experienced three-year performance above its performance universe median, in the second quintile of its performance universe. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.

(NVIT Managed American Funds Growth & Income Fund)

The Trustees noted that although the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) in the fifth quintile of its peer group, it was shown to pay actual management fees at a level equal to its peer group median. The Trustees considered the Adviser’s statements that mutual funds with a volatility overlay generally have higher expenses compared to mutual funds without a volatility overlay and the Fund’s peer group was comprised of a mixture of funds, including peers without a volatility overlay. With respect to the Fund’s performance, the Trustees noted that the Fund had experienced three-year performance above its peer group median in the third quintile of its performance universe.  The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.

(NVIT Blackrock Equity Dividend Fund)

The Trustees noted that although the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) in the fifth quintile of its peer group, it was shown to pay actual management fees at a level equal to its peer group median. The Trustees considered the administrative services fees paid by Class II shares of the Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Fund and their effect on the Fund’s expenses, as compared to its peer group. With respect to the Fund’s performance, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe. The Trustees considered the Adviser’s statements that the underperformance was primarily attributed to the Fund’s performance in the calendar year 2021 where it ranked in the fifth quintile of its peer universe. In this regard, the Trustees noted that Fund’s performance improved to the third and second quintiles of its peer universe for calendar years 2022 and 2023, respectively. The Trustees also considered that the Fund has been designated to be subject to heightened review by the Trustees in light of its expenses and investment performance. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.

(NVIT BlackRock Managed Global Allocation Fund)

The Trustees noted that the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) and to pay actual management fees in the fourth quintile of its peer group. The Trustees also considered the Adviser’s statements that mutual funds with a volatility overlay generally have higher expenses compared to mutual funds without a volatility overlay and the Fund’s peer group was comprised of a mixture of funds, including peers without a volatility overlay. With respect to the Fund’s performance, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe and considered the Adviser’s statements that the volatility overlay had performed as intended, noting that the Fund had outperformed its underlying fund, the BlackRock Global Allocation V.I. Fund, a series of BlackRock Variable Series Funds, Inc.  The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.

(NVIT NS Partners International Focused Growth Fund)

The Trustees noted that although the Fund was shown to have a total expense ratio (including 12b-1/non-12b-1 fees) in the fifth quintile of its peer group, it was shown to pay actual management fees at a level equal to its peer group median. The Trustees considered the Adviser’s statements regarding the changes in the Fund’s peer group compared to the prior year due to a change in the Fund’s assigned Lipper category. The Trustees also considered the administrative services fees paid by Class II shares of the Fund to insurance companies or their affiliates who provide administrative support services to variable insurance contract holders on behalf of the Fund and their effect on the Fund’s expenses, as compared to its peer group.  With respect to the Fund’s performance, the Trustees noted that the Fund had experienced three-year performance in the fifth quintile of its performance universe. The Trustees considered the Adviser’s statements that the underperformance was primarily attributable to the Fund’s prior sub-adviser that was replaced in August 2022. The Trustees also considered that the Adviser is considering additional steps to take in the future and that the Fund has been designated to be subject to heightened review by the Trustees in light of its expenses and investment performance. The Trustees determined on the basis of all of the information presented to them that the expense and performance information of the Fund, and other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreement.

Economies of Scale

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that each Fund’s advisory fee rate schedule, with the exception of NVIT Blackrock Managed Global Allocation Fund, NVIT iShares® Fixed Income ETF Fund, NVIT iShares® Global Equity ETF Fund, and NVIT J.P. Morgan U.S. Equity Fund, is subject to contractual advisory fee breakpoints that reflect economies of scale by reducing the Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Trustees determined to continue to monitor the fees paid by the Funds without breakpoints to determine whether breakpoints might in the future become appropriate, as their assets grow. The Board also considered the extent to which economies of scale realized by the Adviser, or the relevant Sub-Advisers, could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2024.

NVIT Investor Destinations Aggressive Fund
NVIT Investor Destinations Balanced Fund
NVIT Investor Destinations Capital Appreciation Fund
NVIT Investor Destinations Conservative Fund
NVIT Investor Destinations Managed Growth Fund
NVIT Investor Destinations Managed Growth & Income Fund
NVIT Investor Destinations Moderate Fund
NVIT Investor Destinations Moderately Aggressive Fund
NVIT Investor Destinations Moderately Conservative Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers, if applicable (each, a “Sub-Adviser”) (together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.

Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.

In preparation for the Board’s meetings in 2024 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

•              A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.

•              Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2024) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

•              Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.

•              Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.

•              Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.

The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2024 and at a special meeting in October to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and November to review information and materials provided to them and to prepare any supplemental information requests for the Adviser. At the Trustees’ regular quarterly meeting in December 2024, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.

The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:

•              The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.

•              The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.

•              The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.

•              The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.

•              The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers.

•              Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates; and enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the expenses and performance of the Funds’ peer groups over various time periods.

Fund Expense and Performance

(NVIT Investor Destinations Managed Growth & Income Fund)

The Trustees considered that the Fund was shown to pay actual management fees and to have a total expense ratio (including 12b-1/non-12b-1 fees) at a level lower than its peer group median. The Trustees determined that the expense information of the Fund was consistent with the continuation of the Fund’s Advisory Agreements.

With respect to performance, the Trustees noted that the Fund was shown to have experienced three-year performance below its peer universe median and considered the Adviser’s statements that the Fund’s lower overall equity positioning versus its peer universe and the significant outperformance of equities versus fixed income over the period were the key drivers of underperformance. The Trustees also considered the Adviser’s statement that the volatility overlay that is part of the Fund’s investment strategy may have the effect of causing the Fund to underperform its performance universe under various market conditions including market conditions experienced by the Funds in recent years, but that the overlay is performing as intended. The Trustees determined that the performance information of the Fund was consistent with the continuation of the Fund’s Advisory Agreements.

(NVIT Investor Destinations Aggressive Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Conservative Fund, NVIT Investor Destinations Managed Growth Fund, NVIT Investor Destinations Moderate Fund, NVIT Investor Destinations Moderately Aggressive Fund, and NVIT Investor Destinations Moderately Conservative Fund)

For the Funds above, the Trustees considered that, although each Fund was shown to pay actual management fees at a level higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was at a level equal to or lower than the Fund’s peer group median (or, in the case of the total expense ratio of NVIT Investor Destinations Balanced Fund, less than one basis point above the Fund’s peer group median) and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements. The Trustees determined that each Fund had overall acceptable expense arrangements consistent with the continuation of the Fund’s Advisory Agreements.

For the Funds above, the Trustees also considered each Fund’s investment performance. They noted that NVIT Investor Destinations Managed Growth Fund was shown to have experienced three-year performance for the period ended June 30, 2024 above its performance universe median and with respect to NVIT Investor Destinations Aggressive Fund and NVIT Investor Destinations Moderate Fund, below the median but within the third quintile of its peer universe median. With respect to NVIT Investor Destinations Moderately Aggressive Fund, the Trustees noted that the Fund had experienced three-year performance in the fourth quintile of its performance universe and considered that the investment performance for the Fund had improved to the third quintile of its performance universe for the one-year period ended June 30, 2024. With respect to NVIT Investor Destinations Balanced Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT Investor Destinations Conservative Fund, and NVIT Investor Destinations Moderately Conservative Fund, the Trustees noted that each Fund was shown to have experienced three-year performance for the period ended June 30, 2024 below its peer universe median. With respect to NVIT Investor Destinations Balanced Fund, NVIT Investor Destinations Conservative Fund, and NVIT Investor Destinations Moderately Conservative Fund the Trustees considered the Adviser’s statements that each Fund’s lower overall equity positioning versus its peer universe and the significant outperformance of equities versus fixed income over the period were the key drivers of underperformance. With respect to NVIT Investor Destinations Aggressive Fund and Capital Appreciation Fund, the Trustees considered the Adviser’s statements regarding the negative impact of underlying fund selection on each Fund’s performance. The Trustees determined that the performance information of each Fund was consistent with the continuation of the Fund’s Advisory Agreements.

Economies of Scale

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that the Funds’ advisory fee rate schedules are not subject to contractual breakpoints. The Trustees noted that the advisory fee rate schedules for many of the underlying funds in which the Funds invest are subject to contractual advisory fee breakpoints if the assets of those underlying funds increase over certain thresholds, and the Adviser’s view that those breakpoints provide investors benefits arising from the growth of those underlying funds. The Trustees determined to continue to monitor the fees paid at the Fund level to determine whether breakpoints might in the future become appropriate there as well, in light of any economies related to the asset allocation function that are not shared through breakpoints at the underlying fund level. The Board also considered the extent to which economies of scale realized by the Adviser could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2024.

NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund

Continuation of Advisory (and Sub-Advisory) Agreements

The Trust’s investment advisory agreements with its Investment Adviser (the “Adviser”) and its Sub-Advisers (each, a “Sub-Adviser”) (together, the “Advisory Agreements”) must be approved for each series of the Trust (individually, a “Fund” and collectively, the “Funds”) for an initial term no longer than two years, and may continue in effect thereafter only if such continuation is approved at least annually, (i) by the vote of the Trustees or by a vote of the shareholders of the Fund in question, and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreements or “interested persons” of any party thereto (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees (the “Board”) has five regularly scheduled meetings each year and takes into account throughout the year matters bearing on the Advisory Agreements. The Board and its standing committees consider, at each meeting, factors that are relevant to the annual continuation of each Fund’s Advisory Agreements, including investment performance, Sub-Adviser updates and reviews, reports with respect to compliance monitoring, and the services and support provided to the Fund and its shareholders.

Although the Board considers the renewal of the Advisory Agreements for all of the Nationwide mutual funds at the same meetings, the Board considers each Fund’s investment advisory and sub-advisory relationships separately.

In preparation for the Board’s meetings in 2024 to consider the continuation of the Advisory Agreements, the Trustees requested and were furnished with a wide range of information to assist in their deliberations. These materials included:

•              A summary report for each Fund that sets out a variety of information regarding the Fund, including average net assets, performance, expense, and profitability information for the past three years.

•              Reports from Broadridge Financial Solutions, Inc. (“Broadridge”), a leading independent source of mutual fund industry data, describing, for each Fund’s largest share class, the Fund’s (a) performance rankings (over multiple periods ended June 30, 2024) compared with a performance universe created by Broadridge of similar or peer group funds, and (b) expense rankings comparing the Fund’s fees and expenses with expense groups created by Broadridge of similar or peer group funds. An independent consultant retained by the Independent Trustees provided input to Broadridge as to the composition of the various performance universes, expense groups, and peer funds.

•              Information regarding voluntary or contractual expense limitations or reductions and the relationship of expenses to any expense limitation.

•              Information provided by the Adviser as to the Adviser’s profitability in providing services under the Advisory Agreements. The Trustees recognized that the use of different reasonable methodologies, including among other things calculation and allocation of related expenses, can give rise to different measures of reported profit and loss. For Sub-Advisers not affiliated with the Adviser, the Trustees did not consider profitability data or information as to the fees a Sub-Adviser charges to other clients to be a determinative factor.

•              Information from the Adviser regarding economies of scale and breakpoints, including information provided by the Adviser as to the circumstances under which specific actions intended to share the benefits of economies of scale might be appropriate.

The Adviser may not have been able to, or might have opted not to, provide information in response to certain information requests, in which case the Trustees conducted their evaluation based on information that was provided.  In such cases, the Trustees determined that the omission of any such information was not material to its considerations.

The Trustees met with representatives of the Adviser at the Trustees’ regular quarterly meetings in September and December 2024 and at a special meeting in October to discuss matters related to the continuation of the Advisory Agreements.  In addition, the Trustees met separately with independent legal counsel to the Independent Trustees (“Independent Legal Counsel”) in October and November to review information and materials provided to them and to prepare any supplemental information requests for the Adviser. At the Trustees’ regular quarterly meeting in December 2024, the Trustees met to give final consideration to information bearing on the continuation of the Advisory Agreements.

The Trustees considered, among other things, information provided by the Adviser in response to their previous information requests. The Trustees engaged in discussion and consideration among themselves, and with the Adviser, Trust counsel, and Independent Legal Counsel regarding the various factors that may contribute to the determination of whether the continuation of the Advisory Agreements should be approved.

In considering this information with respect to each of the Funds, the Trustees took into account, among other things, the nature, extent, and quality of services provided by the Adviser and relevant Sub-Adviser. In evaluating the Advisory Agreements for the Funds, the Trustees also reviewed information provided by the Adviser concerning the following, among other things:

•              The terms of the Advisory Agreements and a summary of the services performed by the Adviser and Sub-Advisers.

•              The activities of the Adviser in selecting, overseeing, and evaluating each Sub-Adviser; reporting by the Adviser to the Trustees regarding the Sub-Advisers; and steps taken by the Adviser, where appropriate, to identify replacement Sub-Advisers and to put those Sub-Advisers in place.

•              The investment advisory and oversight capabilities of the Adviser, including, among other things, its expertise in investment, economic, and financial analysis.

•              The Adviser’s and Sub-Advisers’ personnel and methods; changes in the Adviser’s senior management personnel; the number of the Adviser’s advisory and analytical personnel; general information about the compensation of the Adviser’s advisory personnel; the Adviser’s and Sub-Advisers’ investment processes; the Adviser’s risk assessment and risk management capabilities; and the Adviser’s valuation and valuation oversight capabilities.

•              The financial condition and stability of the Adviser and the Adviser’s assessment of the financial condition and stability of the Sub-Advisers.

•              Potential ancillary benefits, in addition to fees for serving as investment adviser, derived by the Adviser as a result of being investment adviser for the Funds, including, among other things, information on fees inuring to the Adviser’s affiliates for serving as the Trust’s administrator, fund accountant, and transfer agent; fees or other payments relating to shareholder servicing or sub-transfer agency services provided by or through the Adviser or its affiliates; and enhanced relationships with large financial concerns that serve, or whose affiliates serve, as sub-advisers or other service providers to one or more of the Funds.

Based on information provided by Broadridge and the Adviser, the Trustees reviewed expense information for each of the Funds and the total return investment performance of each of the Funds, as well as the expenses and performance of the Funds’ peer groups over various time periods.

Fund Expense and Performance

The Trustees considered that, although each Fund was shown to pay actual management fees at a level higher than its peer group median, its total expense ratio (including 12b-1/non-12b-1 fees) was  within what the Trustees considered a generally acceptable range of the Fund’s peer group median) in the third quintile and the level of the Fund’s actual management fee was not so high, in the Trustees’ judgment, as to be inconsistent with continuation of its Advisory Agreements.

The Trustees also considered each Fund’s investment performance. They noted that, each Fund was shown to have experienced three-year performance at or above its performance universe median.

The Trustees determined on the basis of all of the information presented to them that the expense and performance information of each of the Funds, and the other factors considered by them, were consistent with the continuation of the Fund’s Advisory Agreements.

Economies of Scale

The Trustees considered whether each of the Funds may benefit from any economies of scale realized by the Adviser in the event of growth in assets of the Fund. The Trustees noted that all of the Funds’ advisory fee rate schedules are subject to contractual advisory fee breakpoints that reflect economies of scale by reducing a Fund’s advisory fee rate if the assets of the Fund increase over certain thresholds. The Board also considered the extent to which economies of scale realized by the Adviser or the relevant Sub-Advisers could be shared with a Fund through fee waivers, expense reimbursements, or other expense reductions.

Based on all relevant information and factors, the Trustees unanimously approved the continuation of the Advisory Agreements at their meeting in December 2024.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not Applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not Applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)     If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not Applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Not Applicable.

Item 16. Controls and Procedures.

(a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within ninety (90) days of the filing date of this report, that these disclosure controls and procedures, as most-recently amended and restated as of September 11, 2024, are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is: (i) accumulated and communicated to the investment company’s management, including the investment company’s certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

If the registrant is a closed-end management company, provide the information specified in paragraphs (a) and (b) of this item relating to the securities lending activities of the registrant.

Not Applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)     If at any time during or after the last completed fiscal year the registrant was required to prepare an accounting restatement that required recovery of erroneously awarded compensation pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, or there was an outstanding balance as of the end of the last completed fiscal year of erroneously awarded compensation to be recovered from the application of the policy to a prior restatement, the registrant must provide the following information:

(1)    For each restatement:

(i) The date on which the registrant was required to prepare an accounting restatement;

(ii) The aggregate dollar amount of erroneously awarded compensation attributable to such accounting restatement, including an analysis of how the amount was calculated;
(iii) If the financial reporting measure defined in 17 CFR 10D-1(d) related to a stock price or total shareholder return metric, the estimates that were used in determining the erroneously awarded compensation attributable to such accounting restatement and an explanation of the methodology used for such estimates;
(iv) The aggregate dollar amount of erroneously awarded compensation that remains outstanding at the end of the last completed fiscal year; and
(v) If the aggregate dollar amount of erroneously awarded compensation has not yet been determined, disclose this fact, explain the reason(s) and disclose the information required in (ii) through (iv) in the next annual report that the registrant files on this Form N-CSR;

(2)    If recovery would be impracticable pursuant to 17 CFR 10D-1(b)(1)(iv), for each named executive officer and for all other executive officers as a group, disclose the amount of recovery forgone and a brief description of the reason the registrant decided in each case not to pursue recovery; and

(3)    For each named executive officer from whom, as of the end of the last completed fiscal year, erroneously awarded compensation had been outstanding for 180 days or longer since the date the registrant determined the amount the individual owed, disclose the dollar amount of outstanding erroneously awarded compensation due from each such individual.

(b)    If at any time during or after its last completed fiscal year the registrant was required to prepare an accounting restatement, and the registrant concluded that recovery of erroneously awarded compensation was not required pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, briefly explain why application of the recovery policy resulted in this conclusion.

Not Applicable.

Item 19. Exhibits.

(a) File the exhibits listed below as part of this Form.

 (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

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 (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2 (a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

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(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference.

Certifications pursuant to Rule 30a-2(b) are furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*                 __/s/ David Majewski____________
Name:    David Majewski
Title:      Principal Financial Officer
Date:      February 26, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)                                        NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)*                 __/s/ Kevin T. Jestice_____________
Name:    Kevin T. Jestice
Title:      Principal Executive Officer
Date:      February 26, 2025

By (Signature and Title)*                 __/s/ David Majewski_____________
Name:    David Majewski
Title:      Principal Financial Officer
Date:      February 26, 2025

* Print the name and title of each signing officer under his or her signature.